UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: June 1, 2013 – September 30, 2013

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2013. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	9,830	$214,001
EQ/BlackRock Basic Value Equity Portfolio‡	11,954	218,490
EQ/Boston Advisors Equity Income Portfolio‡	27,277	188,876
EQ/Core Bond Index Portfolio‡	1,175	11,783
EQ/Davis New York Venture Portfolio‡	5,010	62,234
EQ/Emerging Markets Equity PLUS Portfolio*‡	6,111	56,955
EQ/GAMCO Mergers & Acquisitions Portfolio‡	9,269	125,366
EQ/GAMCO Small Company Value Portfolio‡	3,345	175,244
EQ/Global Bond PLUS Portfolio‡	46,884	447,492
EQ/High Yield Bond Portfolio*‡	16,324	168,835
EQ/Intermediate Government Bond Portfolio‡	11,460	117,875
EQ/International Core PLUS Portfolio‡	11,450	113,452
EQ/MFS International Growth Portfolio‡	30,001	218,991
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	502	10,049
EQ/Natural Resources PLUS Portfolio*‡	10,698	106,830
EQ/PIMCO Global Real Return Portfolio*‡	22,710	217,632
EQ/PIMCO Ultra Short Bond Portfolio‡	11,679	116,594
EQ/Real Estate PLUS Portfolio*‡	11,408	113,600
EQ/T.Rowe Price Growth Stock Portfolio*‡	9,675	291,670
iShares China Large-Cap ETF	215	7,972
iShares COMEX Gold Trust*	7,720	99,511
iShares International Developed Property ETF	730	27,433
iShares JP Morgan USD Emerging Markets Bond ETF	970	105,730
iShares MSCI EAFE Small-Cap ETF	1,090	52,843
iShares MSCI Global Gold Miners ETF	2,750	29,150
iShares Silver Trust*	1,010	21,099
iShares U.S. Oil & Gas Exploration & Production ETF	430	33,493
Multimanager Core Bond Portfolio‡	14,743	147,011
SPDR S&P Emerging Asia Pacific ETF	100	7,511
SPDR S&P Emerging Markets SmallCap ETF	345	15,691

Total Investments (98.4%) (Cost $3,419,731)		3,523,413
Other Assets Less Liabilities (1.6%)		55,913

Net Assets (100%)		$3,579,326

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The	holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss) †
EQ/AllianceBernstein Small Cap Growth Portfolio	$46,750	$217,986	$77,849	$214,001	$—	$2,138
EQ/BlackRock Basic Value Equity Portfolio	43,709	214,457	57,364	218,490	—	153
EQ/Boston Advisors Equity Income Portfolio	19,727	213,901	50,578	188,876	—	1,221
EQ/Core Bond Index Portfolio	2,922	12,871	3,942	11,783	—	(10)
EQ/Davis New York Venture Portfolio	32,962	118,475	98,498	62,234	47	2,495
EQ/Emerging Markets Equity PLUS Portfolio	—	77,209	19,556	56,955	—	(151)
EQ/Equity 500 Index Portfolio	56,360	28,423	84,750	—	—	9,341
EQ/GAMCO Mergers & Acquisitions Portfolio	23,817	129,851	32,283	125,366	—	764
EQ/GAMCO Small Company Value Portfolio	40,656	170,653	53,704	175,244	88	2,865
EQ/Global Bond PLUS Portfolio	111,430	492,261	148,067	447,492	54	3,609
EQ/High Yield Bond Portfolio	—	220,433	53,981	168,835	—	63
EQ/Intermediate Government Bond Portfolio	29,096	128,711	39,399	117,875	—	(79)
EQ/International Core PLUS Portfolio	29,611	120,754	44,398	113,452	2	(29)
EQ/International Equity Index Portfolio	1,581	857	2,359	—	—	309
EQ/MFS International Growth Portfolio	51,525	224,049	68,752	218,991	—	(16)
EQ/Mid Cap Index Portfolio	1,522	857	2,329	—	—	255
EQ/Morgan Stanley Mid Cap Growth Portfolio	7,564	32,085	31,645	10,049	—	1,312
EQ/Natural Resources PLUS Portfolio	—	133,762	29,596	106,830	—	(12)
EQ/PIMCO Global Real Return Portfolio	—	292,313	68,189	217,632	—	(616)
EQ/PIMCO Ultra Short Bond Portfolio	18,952	122,800	25,278	116,594	—	(8)
EQ/Real Estate PLUS Portfolio	—	150,991	34,218	113,600	—	(261)
EQ/Small Company Index Portfolio	4,581	2,571	7,267	—	—	404
EQ/T.Rowe Price Growth Stock Portfolio	35,446	346,388	121,465	291,670	—	409
Multimanager Core Bond Portfolio	40,995	155,462	47,032	147,011	819	122

	$599,206	$3,608,120	$1,202,499	$3,122,980	$1,010	$24,278

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET MODERATE GROWTH-ALT 15 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$400,433	$—	$—	$400,433
Investment Companies	—	3,122,980	—	3,122,980

Total Assets	$400,433	$3,122,980	$—	$3,523,413

Total Liabilities	$—	$—	$—	$—

Total	$400,433	$3,122,980	$—	$3,523,413

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$4,011,758
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,463,358

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,020
Aggregate gross unrealized depreciation	(53,421)

Net unrealized appreciation	$103,599

Federal income tax cost of investments	$3,419,814

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	855,174	$18,617,329
EQ/BlackRock Basic Value Equity Portfolio‡	1,308,667	23,918,730
EQ/Boston Advisors Equity Income Portfolio‡	2,681,044	18,564,569
EQ/Core Bond Index Portfolio‡	85,953	861,573
EQ/Davis New York Venture Portfolio‡	665,687	8,268,526
EQ/Emerging Markets Equity PLUS Portfolio*‡	733,468	6,835,662
EQ/GAMCO Mergers & Acquisitions Portfolio‡	1,180,544	15,966,517
EQ/GAMCO Small Company Value Portfolio‡	357,768	18,743,483
EQ/Global Bond PLUS Portfolio‡	1,696,210	16,189,831
EQ/High Yield Bond Portfolio*‡	860,193	8,896,753
EQ/Intermediate Government Bond Portfolio‡	566,406	5,825,806
EQ/International Core PLUS Portfolio‡	1,195,116	11,841,315
EQ/MFS International Growth Portfolio‡	3,182,686	23,232,215
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	81,719	1,634,593
EQ/Natural Resources PLUS Portfolio*‡	1,093,053	10,915,196
EQ/PIMCO Global Real Return Portfolio*‡	1,189,663	11,400,699
EQ/PIMCO Ultra Short Bond Portfolio‡	576,966	5,760,029
EQ/Real Estate PLUS Portfolio*‡	1,327,374	13,217,524
EQ/T.Rowe Price Growth Stock Portfolio*‡	773,558	23,319,834
iShares China Large-Cap ETF	14,200	526,536
iShares COMEX Gold Trust*	1,069,600	13,787,144
iShares International Developed Property ETF	87,300	3,280,734
iShares JP Morgan USD Emerging Markets Bond ETF	48,560	5,293,040
iShares MSCI EAFE Small-Cap ETF	125,000	6,060,000
iShares MSCI Global Gold Miners ETF	17,600	186,560
iShares Silver Trust*	95,350	1,991,861
iShares U.S. Oil & Gas Exploration & Production ETF	53,120	4,137,517
Multimanager Core Bond Portfolio‡	785,706	7,834,729
SPDR S&P Emerging Asia Pacific ETF	4,100	307,951
SPDR S&P Emerging Markets SmallCap ETF	31,900	1,450,812

Total Investments (99.7%) (Cost $254,570,248)		288,867,068
Other Assets Less Liabilities (0.3%)		819,956

Net Assets (100%)		$289,687,024

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$14,846,182	$1,591,173	$1,859,193	$18,617,329	$—	$299,999
EQ/BlackRock Basic Value Equity Portfolio	15,982,386	4,832,089	835,611	23,918,730	—	1,092
EQ/Boston Advisors Equity Income Portfolio	7,069,776	10,711,663	681,164	18,564,569	—	134,185
EQ/Core Bond Index Portfolio	898,730	10,385	36,712	861,573	—	23
EQ/Davis New York Venture Portfolio	11,360,873	167,829	4,076,602	8,268,526	4,932	1,484,583
EQ/Emerging Markets Equity PLUS Portfolio	—	7,656,308	321,631	6,835,662	—	(13,158)
EQ/Equity 500 Index Portfolio	20,877,166	74,041	19,748,102	—	—	4,155,501
EQ/GAMCO Mergers & Acquisitions Portfolio	10,907,983	4,773,539	599,184	15,966,517	—	108,843
EQ/GAMCO Small Company Value Portfolio	16,683,493	574,982	2,077,848	18,743,483	11,037	743,329
EQ/Global Bond PLUS Portfolio	13,585,100	4,144,045	1,025,234	16,189,831	2,060	158,287
EQ/High Yield Bond Portfolio	—	8,959,953	358,026	8,896,753	—	5,641
EQ/Intermediate Government Bond Portfolio	4,626,800	1,591,535	330,939	5,825,806	—	193
EQ/International Core PLUS Portfolio	13,952,004	184,924	4,726,624	11,841,315	240	(1,059,219)
EQ/International Equity Index Portfolio	330,246	2,509	289,170	—	35	96,068
EQ/MFS International Growth Portfolio	21,861,441	324,881	1,090,209	23,232,215	—	81,667
EQ/Mid Cap Index Portfolio	605,457	2,474	550,131	—	—	144,866
EQ/Morgan Stanley Mid Cap Growth Portfolio	2,851,299	42,380	1,683,935	1,634,593	—	265,665
EQ/Natural Resources PLUS Portfolio	—	11,366,688	470,832	10,915,196	—	(8,122)
EQ/PIMCO Global Real Return Portfolio	—	12,361,662	489,006	11,400,699	—	(590)
EQ/PIMCO Ultra Short Bond Portfolio	2,458,289	3,438,423	147,208	5,760,029	—	179
EQ/Real Estate PLUS Portfolio	—	13,771,117	481,413	13,217,524	—	7,004
EQ/Small Company Index Portfolio	2,082,075	7,854	1,888,120	—	—	479,499
EQ/T.Rowe Price Growth Stock Portfolio	13,040,131	9,346,994	3,160,316	23,319,834	—	140,664
Multimanager Core Bond Portfolio	8,223,704	196,721	335,478	7,834,729	85,558	21,171

	$182,243,135	$96,134,169	$47,262,688	$251,844,913	$103,862	$7,247,370

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET GROWTH-ALT 20 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$37,022,155	$—	$—	$37,022,155
Investment Companies	—	251,844,913	—	251,844,913

Total Assets	$37,022,155	$251,844,913	$—	$288,867,068

Total Liabilities	$—	$—	$—	$—

Total	$37,022,155	$251,844,913	$—	$288,867,068

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$97,342,446
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$104,017,406

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,366,228
Aggregate gross unrealized depreciation	(7,240,872)

Net unrealized appreciation	$34,125,356

Federal income tax cost of investments	$254,741,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	13,558	$295,156
EQ/BlackRock Basic Value Equity Portfolio‡	12,673	231,625
EQ/Boston Advisors Equity Income Portfolio‡	30,707	212,624
EQ/Davis New York Venture Portfolio‡	6,756	83,922
EQ/Emerging Markets Equity PLUS Portfolio*‡	8,967	83,574
EQ/GAMCO Mergers & Acquisitions Portfolio‡	13,343	180,456
EQ/GAMCO Small Company Value Portfolio‡	3,484	182,536
EQ/Global Bond PLUS Portfolio‡	4,089	39,027
EQ/High Yield Bond Portfolio*‡	3,637	37,619
EQ/Intermediate Government Bond Portfolio‡	1,909	19,632
EQ/International Core PLUS Portfolio‡	15,140	150,011
EQ/MFS International Growth Portfolio‡	36,102	263,532
EQ/Morgan Stanley Mid Cap Growth Portfolio‡	1,700	34,008
EQ/Natural Resources PLUS Portfolio*‡	15,604	155,820
EQ/PIMCO Global Real Return Portfolio*‡	5,443	52,157
EQ/PIMCO Ultra Short Bond Portfolio‡	1,768	17,646
EQ/Real Estate PLUS Portfolio*‡	15,443	153,779
EQ/T.Rowe Price Growth Stock Portfolio*‡	12,675	382,092
iShares China Large-Cap ETF	465	17,242
iShares COMEX Gold Trust*	8,240	106,214
iShares International Developed Property ETF	1,270	47,727
iShares JP Morgan USD Emerging Markets Bond ETF	290	31,610
iShares MSCI EAFE Small-Cap ETF	1,580	76,598
iShares MSCI Global Gold Miners ETF	5,120	54,272
iShares Silver Trust*	920	19,219
iShares U.S. Oil & Gas Exploration & Production ETF	550	42,840
Multimanager Core Bond Portfolio‡	1,237	12,338
SPDR S&P Emerging Asia Pacific ETF	230	17,275
SPDR S&P Emerging Markets SmallCap ETF	535	24,332

Total Investments (97.1%) (Cost $2,855,174)		3,024,883
Other Assets Less Liabilities (2.9%)		91,545

Net Assets (100%)		$3,116,428

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/AllianceBernstein Small Cap Growth Portfolio	$40,669	$265,643	$46,572	$295,156	$1	$2,621
EQ/BlackRock Basic Value Equity Portfolio	37,415	208,657	33,042	231,625	—	62
EQ/Boston Advisors Equity Income Portfolio	17,487	216,350	28,852	212,624	—	1,478
EQ/Davis New York Venture Portfolio	26,158	126,683	78,446	83,922	51	1,817
EQ/Emerging Markets Equity PLUS Portfolio	—	98,196	14,439	83,574	—	(10)
EQ/Equity 500 Index Portfolio	45,502	7,782	53,407	—	—	6,227
EQ/GAMCO Mergers & Acquisitions Portfolio	28,838	173,515	27,590	180,456	—	1,105
EQ/GAMCO Small Company Value Portfolio	32,268	163,407	31,084	182,536	90	2,990
EQ/Global Bond PLUS Portfolio	7,987	38,142	6,419	39,027	5	359
EQ/High Yield Bond Portfolio	—	43,221	6,207	37,619	—	(5)
EQ/Intermediate Government Bond Portfolio	2,635	20,261	3,169	19,632	—	(1)
EQ/International Core PLUS Portfolio	27,498	142,507	30,446	150,011	3	26
EQ/International Equity Index Portfolio	1,933	301	2,116	—	—	330
EQ/MFS International Growth Portfolio	47,768	243,349	43,412	263,532	—	39
EQ/Mid Cap Index Portfolio	1,843	301	2,077	—	—	345
EQ/Morgan Stanley Mid Cap Growth Portfolio	7,299	39,056	16,808	34,008	—	122
EQ/Natural Resources PLUS Portfolio	—	173,937	23,730	155,820	—	(32)
EQ/PIMCO Global Real Return Portfolio	—	61,938	8,242	52,157	—	3
EQ/PIMCO Ultra Short Bond Portfolio	—	17,645	35	17,646	—	—
EQ/Real Estate PLUS Portfolio	—	182,006	24,794	153,779	—	(57)
EQ/Small Company Index Portfolio	5,492	921	6,591	—	—	512
EQ/T.Rowe Price Growth Stock Portfolio	32,758	380,412	73,387	382,092	—	10
Multimanager Core Bond Portfolio	2,660	12,019	2,138	12,338	66	29

	$366,210	$2,616,249	$563,003	$2,587,554	$216	$17,970

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET AGGRESSIVE-ALT 25 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$437,329	$—	$—	$437,329
Investment Companies	—	2,587,554	—	2,587,554

Total Assets	$437,329	$2,587,554	$—	$3,024,883

Total Liabilities	$—	$—	$—	$—

Total	$437,329	$2,587,554	$—	$3,024,883

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long term investments other than U.S. government debt securities	$3,022,497
Net Proceeds of Sales and Redemptions:
Long term investments other than U.S. government debt securities	$704,305

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$198,836
Aggregate gross unrealized depreciation	(29,225)

Net unrealized appreciation	$169,611

Federal income tax cost of investments	$2,855,272

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	5,322	$101,443
AXA Tactical Manager 400 Portfolio‡	1,260	24,376
AXA Tactical Manager 500 Portfolio‡	19,199	333,390
AXA Tactical Manager International Portfolio‡	6,238	86,354
EQ/AllianceBernstein Short-Term Bond Portfolio‡	1,600	14,993
EQ/Core Bond Index Portfolio‡	993	9,958
EQ/Intermediate Government Bond Portfolio‡	447,364	4,601,396

Total Investments (100.2%) (Cost $5,148,819)		5,171,910
Other Assets Less Liabilities (-0.2%)		(12,293)

Net Assets (100%)		$5,159,617

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$7,041	$97,916	$17,909	$101,443	$—	$1,983
AXA Tactical Manager 400 Portfolio	1,900	27,820	7,965	24,376	—	748
AXA Tactical Manager 500 Portfolio	19,835	347,367	67,348	333,390	—	4,282
AXA Tactical Manager International Portfolio	5,584	83,355	10,862	86,354	—	772
EQ/AllianceBernstein Short-Term Bond Portfolio	—	15,000	—	14,993	—	—
EQ/Core Bond Index Portfolio	—	10,000	—	9,958	—	—
EQ/Intermediate Government Bond Portfolio	286,934	4,995,483	644,629	4,601,396	—	(950)

	$321,294	$5,576,941	$748,713	$5,171,910	$—	$6,835

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA ULTRA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$5,171,910	$—	$5,171,910

Total Assets	$—	$5,171,910	$—	$5,171,910

Total Liabilities	$—	$—	$—	$—

Total	$—	$5,171,910	$—	$5,171,910

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,576,941
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$752,749

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,301
Aggregate gross unrealized depreciation	(38,436)

Net unrealized appreciation	$22,865

Federal income tax cost of investments	$5,149,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	1,389,723	$26,491,954
AXA Tactical Manager 400 Portfolio‡	300,663	5,817,377
AXA Tactical Manager 500 Portfolio‡	4,218,220	73,249,867
AXA Tactical Manager International Portfolio‡	1,504,587	20,827,840
EQ/AllianceBernstein Short-Term Bond Portfolio‡	8,676,125	81,274,013
EQ/Core Bond Index Portfolio‡	18,614,448	186,587,304
EQ/Intermediate Government Bond Portfolio‡	21,312,327	219,209,509

Total Investments (99.8%) (Cost $588,810,242)		613,457,864
Other Assets Less Liabilities (0.2%)		1,523,673

Net Assets (100%)		$614,981,537

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$20,735,102	$4,489,783	$4,048,531	$26,491,954	$—	$409,768
AXA Tactical Manager 400 Portfolio	4,581,411	870,337	612,616	5,817,377	—	31,425
AXA Tactical Manager 500 Portfolio	63,501,069	14,344,105	15,728,615	73,249,867	—	777,210
AXA Tactical Manager International Portfolio	16,320,182	3,446,518	1,467,852	20,827,840	—	73,479
EQ/AllianceBernstein Short-Term Bond Portfolio	66,798,009	18,518,019	3,905,141	81,274,013	—	(466)
EQ/Core Bond Index Portfolio	156,567,813	40,971,079	8,821,701	186,587,304	—	(27)
EQ/Intermediate Government Bond Portfolio	184,635,949	47,154,716	10,412,405	219,209,509	—	62

	$513,139,535	$129,794,557	$44,996,861	$613,457,864	$—	$1,291,451

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$613,457,864	$—	$613,457,864

Total Assets	$—	$613,457,864	$—	$613,457,864

Total Liabilities	$—	$—	$—	$—

Total	$—	$613,457,864	$—	$613,457,864

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$129,794,557
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$45,623,521

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,262,378
Aggregate gross unrealized depreciation	(3,693,623)

Net unrealized appreciation	$24,568,755

Federal income tax cost of investments	$588,889,109

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	4,576,868	$87,247,736
AXA Tactical Manager 400 Portfolio‡	577,045	11,164,940
AXA Tactical Manager 500 Portfolio‡	13,690,778	237,741,914
AXA Tactical Manager International Portfolio‡	4,723,425	65,385,879
EQ/AllianceBernstein Short-Term Bond Portfolio‡	10,455,600	97,943,328
EQ/Core Bond Index Portfolio‡	22,461,767	225,152,019
EQ/Intermediate Government Bond Portfolio‡	25,305,862	260,285,311

Total Investments (100.0%) (Cost $902,875,960)		984,921,127
Other Assets Less Liabilities (0.0%)		469,723

Net Assets (100%)		$985,390,850

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$62,472,362	$15,350,666	$7,381,982	$87,247,736	$—	$977,706
AXA Tactical Manager 400 Portfolio	8,838,781	1,919,782	1,451,330	11,164,940	—	88,971
AXA Tactical Manager 500 Portfolio	186,270,368	48,105,618	31,374,712	237,741,914	—	1,399,012
AXA Tactical Manager International Portfolio	49,009,824	11,905,030	3,253,758	65,385,879	—	229,517
EQ/AllianceBernstein Short-Term Bond Portfolio	71,845,115	27,166,531	906,787	97,943,328	—	65
EQ/Core Bond Index Portfolio	170,850,378	58,735,959	2,012,772	225,152,019	—	(4)
EQ/Intermediate Government Bond Portfolio	198,864,559	66,207,776	2,366,632	260,285,311	—	29

	$748,151,387	$229,391,362	$48,747,973	$984,921,127	$—	$2,695,296

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$984,921,127	$—	$984,921,127

Total Assets	$—	$984,921,127	$—	$984,921,127

Total Liabilities	$—	$—	$—	$—

Total	$—	$984,921,127	$—	$984,921,127

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$229,391,362
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$49,347,332

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,658,397
Aggregate gross unrealized depreciation	(3,709,490)

Net unrealized appreciation	$81,948,907

Federal income tax cost of investments	$902,972,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	11,787,839	$224,708,747
AXA Tactical Manager 400 Portfolio‡	1,340,599	25,938,534
AXA Tactical Manager 500 Portfolio‡	36,048,112	625,979,531
AXA Tactical Manager International Portfolio‡	12,320,419	170,550,280
EQ/AllianceBernstein Short-Term Bond Portfolio‡	18,069,266	169,264,706
EQ/Core Bond Index Portfolio‡	38,996,610	390,893,806
EQ/Intermediate Government Bond Portfolio‡	43,813,117	450,643,039

Total Investments (100.0%) (Cost $1,851,433,809)		2,057,978,643
Other Assets Less Liabilities (0.0%)		991,318

Net Assets (100%)		$2,058,969,961

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$152,427,375	$44,420,047	$14,431,421	$224,708,747	$—	$2,464,686
AXA Tactical Manager 400 Portfolio	21,506,377	5,527,888	5,428,694	25,938,534	—	211,509
AXA Tactical Manager 500 Portfolio	456,852,503	138,754,136	58,201,517	625,979,531	—	2,782,970
AXA Tactical Manager International Portfolio	121,734,278	35,211,474	6,131,923	170,550,280	—	598,369
EQ/AllianceBernstein Short-Term Bond Portfolio	116,103,432	53,579,012	142,759	169,264,706	—	(2)
EQ/Core Bond Index Portfolio	280,591,601	114,730,173	314,908	390,893,806	—	(3)
EQ/Intermediate Government Bond Portfolio	325,226,033	129,874,472	373,688	450,643,039	—	(1)

	$1,474,441,599	$522,097,202	$85,024,910	$2,057,978,643	$—	$6,057,528

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,057,978,643	$—	$2,057,978,643

Total Assets	$—	$2,057,978,643	$—	$2,057,978,643

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,057,978,643	$—	$2,057,978,643

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$522,097,202
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$85,679,493

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,613,891
Aggregate gross unrealized depreciation	(6,198,876)

Net unrealized appreciation	$206,415,015

Federal income tax cost of investments	$1,851,563,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	31,073,723	$592,350,930
AXA Tactical Manager 400 Portfolio‡	3,404,700	65,875,733
AXA Tactical Manager 500 Portfolio‡	94,380,231	1,638,923,372
AXA Tactical Manager International Portfolio‡	31,850,129	440,898,022
EQ/AllianceBernstein Short-Term Bond Portfolio‡	31,337,401	293,554,577
EQ/Core Bond Index Portfolio‡	67,953,169	681,148,255
EQ/Intermediate Government Bond Portfolio‡	75,542,963	777,002,703

Total Investments (100.0%) (Cost $3,929,911,023)		4,489,753,592
Other Assets Less Liabilities (0.0%)		49,503

Net Assets (100%)		$4,489,803,095

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$414,318,092	$91,158,198	$25,829,854	$592,350,930	$—	$6,168,179
AXA Tactical Manager 400 Portfolio	54,427,186	11,196,266	10,829,647	65,875,733	—	495,108
AXA Tactical Manager 500 Portfolio	1,242,222,678	280,579,469	120,719,519	1,638,923,372	—	7,260,271
AXA Tactical Manager International Portfolio	335,239,180	70,530,843	17,122,510	440,898,022	—	1,555,434
EQ/AllianceBernstein Short-Term Bond Portfolio	210,114,860	84,011,335	89,556	293,554,577	—	(17)
EQ/Core Bond Index Portfolio	509,721,389	178,914,078	198,977	681,148,255	—	(2)
EQ/Intermediate Government Bond Portfolio	585,531,486	198,881,660	235,454	777,002,703	—	(1)

	$3,351,574,871	$915,271,849	$175,025,517	$4,489,753,592	$—	$15,478,972

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$4,489,753,592	$—	$4,489,753,592

Total Assets	$—	$4,489,753,592	$—	$4,489,753,592

Total Liabilities	$—	$—	$—	$—

Total	$—	$4,489,753,592	$—	$4,489,753,592

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$915,271,849
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$176,326,497

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$569,682,052
Aggregate gross unrealized depreciation	(9,997,736)

Net unrealized appreciation	$559,684,316

Federal income tax cost of investments	$3,930,069,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	15,247,640	$290,662,110
AXA Tactical Manager 400 Portfolio‡	1,987,126	38,447,848
AXA Tactical Manager 500 Portfolio‡	47,128,320	818,388,605
AXA Tactical Manager International Portfolio‡	15,632,808	216,403,338
EQ/AllianceBernstein Short-Term Bond Portfolio‡	9,933,725	93,054,635
EQ/Core Bond Index Portfolio‡	21,505,751	215,569,118
EQ/Intermediate Government Bond Portfolio‡	23,813,948	244,940,114

Total Investments (99.8%) (Cost $1,661,008,700)		1,917,465,768
Other Assets Less Liabilities (0.2%)		4,302,196

Net Assets (100%)		$1,921,767,964

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$170,574,979	$74,059,971	$4,189,266	$290,662,110	$—	$2,794,485
AXA Tactical Manager 400 Portfolio	25,400,239	9,249,006	1,998,805	38,447,848	—	204,136
AXA Tactical Manager 500 Portfolio	523,063,471	231,307,273	41,664,459	818,388,605	—	3,198,907
AXA Tactical Manager International Portfolio	140,837,142	57,781,125	6,174,380	216,403,338	—	745,768
EQ/AllianceBernstein Short-Term Bond Portfolio	56,754,105	36,524,972	79,056	93,054,635	—	18
EQ/Core Bond Index Portfolio	138,321,143	79,531,187	177,913	215,569,118	—	3
EQ/Intermediate Government Bond Portfolio	157,289,389	89,901,177	209,550	244,940,114	—	(4)

	$1,212,240,468	$578,354,711	$54,493,429	$1,917,465,768	$—	$6,943,313

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,917,465,768	$—	$1,917,465,768

Total Assets	$—	$1,917,465,768	$—	$1,917,465,768

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,917,465,768	$—	$1,917,465,768

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$578,354,711
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$54,581,476

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$259,245,028
Aggregate gross unrealized depreciation	(2,844,121)

Net unrealized appreciation	$256,400,907

Federal income tax cost of investments	$1,661,064,861

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio‡	4,413,275	$84,129,198
AXA Tactical Manager 400 Portfolio‡	507,336	9,816,174
AXA Tactical Manager 500 Portfolio‡	14,361,320	249,385,950
AXA Tactical Manager International Portfolio‡	4,671,334	64,664,788
EQ/AllianceBernstein Short-Term Bond Portfolio‡	1,827,563	17,119,780
EQ/Core Bond Index Portfolio‡	3,691,454	37,002,362
EQ/Intermediate Government Bond Portfolio‡	4,032,312	41,474,641

Total Investments (99.0%) (Cost $468,059,540)		503,592,893
Other Assets Less Liabilities (1.0%)		4,888,285

Net Assets (100%)		$508,481,178

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
AXA Tactical Manager 2000 Portfolio	$19,681,021	$56,583,286	$1,847,166	$84,129,198	$—	$739,801
AXA Tactical Manager 400 Portfolio	2,501,632	7,049,559	608,132	9,816,174	—	40,307
AXA Tactical Manager 500 Portfolio	61,192,291	177,858,545	8,062,177	249,385,950	—	893,089
AXA Tactical Manager International Portfolio	16,131,721	44,360,132	1,069,551	64,664,788	—	208,581
EQ/AllianceBernstein Short-Term Bond Portfolio	3,914,670	13,399,035	174,684	17,119,780	—	30
EQ/Core Bond Index Portfolio	9,221,765	28,402,388	403,170	37,002,362	—	18
EQ/Intermediate Government Bond Portfolio	10,225,436	31,906,706	456,951	41,474,641	—	(5)

	$122,868,536	$359,559,651	$12,621,831	$503,592,893	$—	$1,881,821

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA AGGRESSIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$503,592,893	$—	$503,592,893

Total Assets	$—	$503,592,893	$—	$503,592,893

Total Liabilities	$—	$—	$—	$—

Total	$—	$503,592,893	$—	$503,592,893

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$359,559,651
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$12,625,837

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,173,897
Aggregate gross unrealized depreciation	(640,732)

Net unrealized appreciation	$35,533,165

Federal income tax cost of investments	$468,059,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	50,281,705	$487,182,148
EQ/Mutual Large Cap Equity Portfolio‡	44,738,371	499,850,211
EQ/Templeton Global Equity Portfolio‡	47,075,808	506,753,771

Total Investments (100.0%) (Cost $1,289,915,263)		1,493,786,130
Other Assets Less Liabilities (0.0%)		(376,400)

Net Assets (100%)		$1,493,409,730

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
EQ/Franklin Core Balanced Portfolio	$437,073,088	$36,842,228	$24,597,252	$487,182,148	$—	$91,774
EQ/Mutual Large Cap Equity Portfolio	435,131,196	17,842,228	34,421,617	499,850,211	—	(32,591)
EQ/Templeton Global Equity Portfolio	451,458,172	15,842,703	37,989,773	506,753,771	—	(6)

	$1,323,662,456	$70,527,159	$97,008,642	$1,493,786,130	$—	$59,177

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,493,786,130	$—	$1,493,786,130

Total Assets	$—	$1,493,786,130	$—	$1,493,786,130

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,493,786,130	$—	$1,493,786,130

There were no transfers between Level 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,527,159
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$97,067,819

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,617,459
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$204,617,459

Federal income tax cost of investments	$1,289,168,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares Europe ETF	909,734	$40,155,659
iShares MSCI Australia ETF	162,318	4,101,776
iShares MSCI Austria Capped ETF	7,741	149,556
iShares MSCI Belgium Capped ETF	29,239	449,988
iShares MSCI EAFE ETF	829,341	52,903,662
iShares MSCI EAFE Growth ETF	200,009	13,626,613
iShares MSCI EAFE Value ETF	254,910	13,864,555
iShares MSCI France ETF	287,506	7,728,161
iShares MSCI Germany ETF	241,823	6,725,098
iShares MSCI Hong Kong ETF	94,164	1,886,105
iShares MSCI Israel Capped ETF	21,700	1,005,144
iShares MSCI Italy Capped ETF	75,680	1,068,602
iShares MSCI Japan ETF	2,528,332	30,112,434
iShares MSCI Netherlands ETF	66,764	1,588,983
iShares MSCI Pacific ex-Japan ETF	231,556	11,033,643
iShares MSCI Singapore ETF	95,814	1,279,117
iShares MSCI Spain Capped ETF	52,132	1,811,587
iShares MSCI Sweden ETF	88,184	3,016,775
iShares MSCI Switzerland Capped ETF	211,733	6,625,125
iShares MSCI United Kingdom ETF	802,400	15,743,088
SPDR DJ EURO Stoxx 50 ETF	10,560	405,293
Vanguard FTSE Developed Markets ETF	1,281,300	50,713,854

Total Investments (100.0%) (Cost $184,046,405)		265,994,818
Other Assets Less Liabilities (0.0%)		25,134

Net Assets (100%)		$266,019,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$265,994,818	$—	$—	$265,994,818

Total Assets	$265,994,818	$—	$—	$265,994,818

Total Liabilities	$—	$—	$—	$—

Total	$265,994,818	$—	$—	$265,994,818

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$3,598,359
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$32,850,596

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$82,389,413
Aggregate gross unrealized depreciation	(440,094)

Net unrealized appreciation	$81,949,319

Federal income tax cost of investments	$184,045,499

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.3%)
BorgWarner, Inc.	21,072	$2,136,490
Delphi Automotive plc	51,951	3,034,977
Goodyear Tire & Rubber Co.*	45,326	1,017,569
Johnson Controls, Inc.	125,819	5,221,489

		11,410,525

Automobiles (0.6%)
Ford Motor Co.	724,681	12,225,369
General Motors Co.*	173,122	6,227,198
Harley-Davidson, Inc.	41,055	2,637,373

		21,089,940

Distributors (0.1%)
Genuine Parts Co.	28,464	2,302,453

Diversified Consumer Services (0.0%)
H&R Block, Inc.	50,355	1,342,464

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	80,565	2,629,642
Chipotle Mexican Grill, Inc.*	5,678	2,434,159
Darden Restaurants, Inc.	23,955	1,108,877
International Game Technology	47,829	905,403
Marriott International, Inc., Class A	41,861	1,760,674
McDonald’s Corp.	183,903	17,693,308
Starbucks Corp.	138,215	10,638,408
Starwood Hotels & Resorts Worldwide, Inc.	35,851	2,382,299
Wyndham Worldwide Corp.	24,481	1,492,606
Wynn Resorts Ltd.	14,874	2,350,241
Yum! Brands, Inc.	82,104	5,861,404

		49,257,021

Household Durables (0.2%)
D.R. Horton, Inc.	52,228	1,014,790
Garmin Ltd.	22,621	1,022,243
Harman International Industries, Inc.	12,481	826,617
Leggett & Platt, Inc.	26,246	791,317
Lennar Corp., Class A	30,533	1,080,868
Newell Rubbermaid, Inc.	52,991	1,457,252
PulteGroup, Inc.	64,257	1,060,241
Whirlpool Corp.	14,577	2,134,656

		9,387,984

Internet & Catalog Retail (1.0%)
Amazon.com, Inc.*	68,075	21,282,968
Expedia, Inc.	19,751	1,022,904
Netflix, Inc.*	10,837	3,350,909
priceline.com, Inc.*	9,474	9,577,740
TripAdvisor, Inc.*	20,507	1,555,251

		36,789,772

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	21,254	1,001,914
Mattel, Inc.	63,442	2,655,682

		3,657,596

Media (2.7%)
Cablevision Systems Corp. - New York Group, Class A	39,431	664,018
CBS Corp., Class B	103,493	5,708,674
Comcast Corp., Class A	481,157	21,724,239
DIRECTV*	93,943	5,613,094
Discovery Communications, Inc., Class A*	42,487	3,586,753
Gannett Co., Inc.	42,041	1,126,278
Interpublic Group of Cos., Inc.	77,739	1,335,556
News Corp., Class A*	91,698	1,472,670
Omnicom Group, Inc.	47,333	3,002,805
Scripps Networks Interactive, Inc., Class A	20,117	1,571,339
Time Warner Cable, Inc.	52,583	5,868,263
Time Warner, Inc.	169,261	11,139,066
Twenty-First Century Fox, Inc.	365,412	12,241,302
Viacom, Inc., Class B	79,854	6,674,197
Walt Disney Co.	305,640	19,710,724
Washington Post Co., Class B	808	493,971

		101,932,949

Multiline Retail (0.5%)
Dollar General Corp.*	54,791	3,093,500
Dollar Tree, Inc.*	41,023	2,344,875
Family Dollar Stores, Inc.	17,761	1,279,147
J.C. Penney Co., Inc.*	35,252	310,923
Kohl’s Corp.	37,543	1,942,850
Macy’s, Inc.	69,242	2,996,101
Nordstrom, Inc.	26,553	1,492,278
Target Corp.	116,120	7,429,358

		20,889,032

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A	14,089	498,328
AutoNation, Inc.*	11,818	616,545
AutoZone, Inc.*	6,538	2,763,809
Bed Bath & Beyond, Inc.*	40,077	3,100,357
Best Buy Co., Inc.	49,613	1,860,487
CarMax, Inc.*	41,148	1,994,444
GameStop Corp., Class A	21,530	1,068,965
Gap, Inc.	50,773	2,045,136
Home Depot, Inc.	263,522	19,988,144
L Brands, Inc.	44,787	2,736,486
Lowe’s Cos., Inc.	193,510	9,213,011
O’Reilly Automotive, Inc.*	19,980	2,549,248
PetSmart, Inc.	19,106	1,457,024
Ross Stores, Inc.	39,879	2,903,191
Staples, Inc.	121,594	1,781,352
Tiffany & Co.	20,258	1,552,168
TJX Cos., Inc.	131,596	7,420,698
Urban Outfitters, Inc.*	20,098	739,003

		64,288,396

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	51,851	2,827,435
Fossil Group, Inc.*	9,257	1,076,034
NIKE, Inc., Class B	137,569	9,993,012
PVH Corp.	15,000	1,780,350
Ralph Lauren Corp.	11,152	1,837,069
VF Corp.	16,173	3,219,235

		20,733,135

Total Consumer Discretionary		343,081,267

Consumer Staples (7.2%)
Beverages (1.6%)
Beam, Inc.	29,775	1,924,954
Brown-Forman Corp., Class B	29,882	2,035,861
Coca-Cola Co.	701,363	26,567,630
Coca-Cola Enterprises, Inc.	45,770	1,840,412
Constellation Brands, Inc., Class A*	30,497	1,750,528
Dr. Pepper Snapple Group, Inc.	37,480	1,679,853
Molson Coors Brewing Co., Class B	29,008	1,454,171
Monster Beverage Corp.*	24,968	1,304,578

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	283,714	$22,555,263

		61,113,250

Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	80,324	9,246,899
CVS Caremark Corp.	225,953	12,822,833
Kroger Co.	95,367	3,847,105
Safeway, Inc.	44,447	1,421,859
Sysco Corp.	108,271	3,446,266
Walgreen Co.	159,919	8,603,642
Wal-Mart Stores, Inc.	299,446	22,147,026
Whole Foods Market, Inc.	68,514	4,008,069

		65,543,699

Food Products (1.1%)
Archer-Daniels-Midland Co.	121,243	4,466,592
Campbell Soup Co.	32,785	1,334,677
ConAgra Foods, Inc.	77,622	2,355,051
General Mills, Inc.	118,086	5,658,681
Hershey Co.	27,533	2,546,803
Hormel Foods Corp.	24,809	1,044,955
J.M. Smucker Co.	19,351	2,032,629
Kellogg Co.	47,327	2,779,515
Kraft Foods Group, Inc.	109,544	5,744,487
McCormick & Co., Inc. (Non-Voting)	24,301	1,572,275
Mead Johnson Nutrition Co.	37,190	2,761,729
Mondelez International, Inc., Class A	327,604	10,293,318
Tyson Foods, Inc., Class A	51,231	1,448,813

		44,039,525

Household Products (1.5%)
Clorox Co.	24,010	1,962,097
Colgate-Palmolive Co.	162,107	9,612,945
Kimberly-Clark Corp.	70,476	6,640,249
Procter & Gamble Co.	503,798	38,082,091

		56,297,382

Personal Products (0.1%)
Avon Products, Inc.	79,787	1,643,612
Estee Lauder Cos., Inc., Class A	47,026	3,287,118

		4,930,730

Tobacco (1.2%)
Altria Group, Inc.	368,759	12,666,871
Lorillard, Inc.	68,814	3,081,491
Philip Morris International, Inc.	297,754	25,782,519
Reynolds American, Inc.	58,265	2,842,167

		44,373,048

Total Consumer Staples		276,297,634

Energy (7.5%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	81,487	4,001,012
Cameron International Corp.*	45,298	2,644,044
Diamond Offshore Drilling, Inc.	12,769	795,764
Ensco plc, Class A	42,957	2,308,939
FMC Technologies, Inc.*	43,566	2,414,428
Halliburton Co.	155,576	7,490,984
Helmerich & Payne, Inc.	19,546	1,347,697
Nabors Industries Ltd.	47,849	768,455
National Oilwell Varco, Inc.	78,635	6,142,180
Noble Corp.	46,651	1,762,008
Rowan Cos., plc, Class A*	22,812	837,657
Schlumberger Ltd.	243,421	21,508,679

		52,021,847

Oil, Gas & Consumable Fuels (6.2%)
Anadarko Petroleum Corp.	92,468	8,598,599
Apache Corp.	74,278	6,324,029
Cabot Oil & Gas Corp.	77,420	2,889,314
Chesapeake Energy Corp.	93,250	2,413,310
Chevron Corp.	355,415	43,182,922
ConocoPhillips Co.	224,968	15,637,526
CONSOL Energy, Inc.	42,140	1,418,011
Denbury Resources, Inc.*	68,542	1,261,858
Devon Energy Corp.	70,193	4,054,348
EOG Resources, Inc.	50,109	8,482,451
EQT Corp.	27,695	2,457,100
Exxon Mobil Corp.	809,714	69,667,793
Hess Corp.	53,081	4,105,285
Kinder Morgan, Inc.	123,838	4,404,918
Marathon Oil Corp.	130,529	4,552,851
Marathon Petroleum Corp.	57,612	3,705,604
Murphy Oil Corp.	32,342	1,950,869
Newfield Exploration Co.*	24,878	680,911
Noble Energy, Inc.	66,057	4,426,480
Occidental Petroleum Corp.	148,216	13,864,125
Peabody Energy Corp.	49,525	854,306
Phillips 66	112,427	6,500,529
Pioneer Natural Resources Co.	25,483	4,811,190
QEP Resources, Inc.	32,927	911,749
Range Resources Corp.	30,049	2,280,419
Southwestern Energy Co.*	64,699	2,353,750
Spectra Energy Corp.	123,108	4,213,987
Tesoro Corp.	24,836	1,092,287
Valero Energy Corp.	99,770	3,407,145
Williams Cos., Inc.	125,658	4,568,925
WPX Energy, Inc.*	36,777	708,325

		235,780,916

Total Energy		287,802,763

Financials (11.7%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	36,410	3,316,223
Bank of New York Mellon Corp.	211,679	6,390,589
BlackRock, Inc.	22,931	6,205,587
Charles Schwab Corp.	212,699	4,496,457
E*TRADE Financial Corp.*	52,685	869,302
Franklin Resources, Inc.	74,810	3,781,646
Goldman Sachs Group, Inc.	76,840	12,156,856
Invesco Ltd.	81,502	2,599,914
Legg Mason, Inc.	20,012	669,201
Morgan Stanley	255,777	6,893,190
Northern Trust Corp.	41,512	2,257,838
State Street Corp.	82,059	5,395,379
T. Rowe Price Group, Inc.	47,844	3,441,419

		58,473,601

Commercial Banks (2.0%)
BB&T Corp.	129,461	4,369,309
Comerica, Inc.	34,058	1,338,820
Fifth Third Bancorp	163,130	2,942,865
Huntington Bancshares, Inc./Ohio	152,783	1,261,987
KeyCorp	167,762	1,912,487
M&T Bank Corp.	23,915	2,676,567
PNC Financial Services Group, Inc.	97,244	7,045,328
Regions Financial Corp.	256,915	2,379,033
SunTrust Banks, Inc.	99,143	3,214,216
U.S. Bancorp/Minnesota	338,378	12,377,867
Wells Fargo & Co.	888,880	36,728,521
Zions Bancorp	33,842	927,948

		77,174,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Finance (0.7%)
American Express Co.	170,695	$12,890,886
Capital One Financial Corp.	107,666	7,400,961
Discover Financial Services	89,021	4,499,121
SLM Corp.	80,295	1,999,346

		26,790,314

Diversified Financial Services (2.8%)
Bank of America Corp.	1,976,338	27,273,465
Citigroup, Inc.	559,396	27,136,300
CME Group, Inc./Illinois	57,797	4,270,042
IntercontinentalExchange, Inc.*	13,396	2,430,302
JPMorgan Chase & Co.	692,466	35,793,568
Leucadia National Corp.	57,630	1,569,841
McGraw Hill Financial, Inc.	50,614	3,319,772
Moody’s Corp.	35,691	2,510,148
NASDAQ OMX Group, Inc.	21,284	683,004
NYSE Euronext	44,634	1,873,735

		106,860,177

Insurance (3.2%)
ACE Ltd.	62,559	5,853,020
Aflac, Inc.	85,555	5,303,555
Allstate Corp.	85,280	4,310,904
American International Group, Inc.	271,568	13,206,352
Aon plc	56,579	4,211,741
Assurant, Inc.	13,816	747,446
Berkshire Hathaway, Inc., Class B*	331,116	37,584,977
Chubb Corp.	47,019	4,196,916
Cincinnati Financial Corp.	27,101	1,278,083
Genworth Financial, Inc., Class A*	90,570	1,158,390
Hartford Financial Services Group, Inc.	83,737	2,605,895
Lincoln National Corp.	48,686	2,044,325
Loews Corp.	56,316	2,632,210
Marsh & McLennan Cos., Inc.	101,105	4,403,123
MetLife, Inc.	205,983	9,670,902
Principal Financial Group, Inc.	50,388	2,157,614
Progressive Corp.	101,796	2,771,905
Prudential Financial, Inc.	85,532	6,669,785
Torchmark Corp.	16,866	1,220,255
Travelers Cos., Inc.	68,718	5,825,225
Unum Group	48,534	1,477,375
XL Group plc	52,691	1,623,937

		120,953,935

Real Estate Investment Trusts (REITs) (1.4%)
American Tower Corp. (REIT)	72,642	5,384,952
Apartment Investment & Management Co. (REIT), Class A	26,799	748,764
AvalonBay Communities, Inc. (REIT)	22,377	2,843,893
Boston Properties, Inc. (REIT)	28,026	2,995,979
Equity Residential (REIT)	61,633	3,301,680
HCP, Inc. (REIT)	83,702	3,427,597
Health Care REIT, Inc. (REIT)	52,737	3,289,734
Host Hotels & Resorts, Inc. (REIT)	137,936	2,437,329
Kimco Realty Corp. (REIT)	75,323	1,520,018
Macerich Co. (REIT)	25,841	1,458,466
Plum Creek Timber Co., Inc. (REIT)	30,018	1,405,743
Prologis, Inc. (REIT)	91,703	3,449,867
Public Storage (REIT)	26,575	4,266,616
Simon Property Group, Inc. (REIT)	57,095	8,463,192
Ventas, Inc. (REIT)	53,930	3,316,695
Vornado Realty Trust (REIT)	31,982	2,688,407
Weyerhaeuser Co. (REIT)	107,409	3,075,120

		54,074,052

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	51,064	1,181,110

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	87,315	790,201
People’s United Financial, Inc.	59,025	848,779

		1,638,980

Total Financials		447,147,117

Health Care (9.4%)
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc.*	35,968	4,178,043
Amgen, Inc.	138,577	15,512,309
Biogen Idec, Inc.*	43,718	10,525,546
Celgene Corp.*	75,665	11,647,113
Gilead Sciences, Inc.*	281,555	17,692,916
Regeneron Pharmaceuticals, Inc.*	14,348	4,489,059
Vertex Pharmaceuticals, Inc.*	42,818	3,246,461

		67,291,447

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	285,928	9,489,950
Baxter International, Inc.	99,839	6,558,424
Becton, Dickinson and Co.	35,730	3,573,715
Boston Scientific Corp.*	247,144	2,901,471
C.R. Bard, Inc.	14,555	1,676,736
CareFusion Corp.*	39,472	1,456,517
Covidien plc	84,641	5,158,023
DENTSPLY International, Inc.	26,205	1,137,559
Edwards Lifesciences Corp.*	20,673	1,439,461
Intuitive Surgical, Inc.*	7,309	2,750,157
Medtronic, Inc.	183,514	9,772,120
St. Jude Medical, Inc.	52,818	2,833,157
Stryker Corp.	54,247	3,666,555
Varian Medical Systems, Inc.*	19,822	1,481,298
Zimmer Holdings, Inc.	31,181	2,561,207

		56,456,350

Health Care Providers & Services (1.5%)
Aetna, Inc.	68,470	4,383,449
AmerisourceBergen Corp.	42,494	2,596,383
Cardinal Health, Inc.	62,471	3,257,863
Cigna Corp.	52,046	4,000,256
DaVita HealthCare Partners, Inc.*	32,449	1,846,348
Express Scripts Holding Co.*	149,796	9,254,397
Humana, Inc.	28,796	2,687,531
Laboratory Corp. of America Holdings*	16,588	1,644,534
McKesson Corp.	42,051	5,395,143
Patterson Cos., Inc.	15,364	617,633
Quest Diagnostics, Inc.	27,963	1,727,834
Tenet Healthcare Corp.*	18,725	771,283
UnitedHealth Group, Inc.	187,045	13,394,292
WellPoint, Inc.	55,011	4,599,470

		56,176,416

Health Care Technology (0.1%)
Cerner Corp.*	54,267	2,851,731

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	60,879	3,120,049
Life Technologies Corp.*	31,753	2,376,077
PerkinElmer, Inc.	20,560	776,140

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Thermo Fisher Scientific, Inc.	66,311	$6,110,558
Waters Corp.*	15,689	1,666,329

		14,049,153

Pharmaceuticals (4.2%)
AbbVie, Inc.	291,633	13,044,744
Actavis, Inc.*	31,873	4,589,712
Allergan, Inc.	54,593	4,937,937
Bristol-Myers Squibb Co.	302,834	14,015,158
Eli Lilly and Co.	182,368	9,178,582
Forest Laboratories, Inc.*	43,440	1,858,798
Hospira, Inc.*	30,397	1,192,170
Johnson & Johnson	518,389	44,939,142
Merck & Co., Inc.	538,348	25,630,748
Mylan, Inc.*	70,219	2,680,259
Perrigo Co.	17,307	2,135,338
Pfizer, Inc.	1,217,880	34,965,335
Zoetis, Inc.	91,994	2,862,853

		162,030,776

Total Health Care		358,855,873

Industrials (7.7%)
Aerospace & Defense (2.0%)
Boeing Co.	127,675	15,001,812
General Dynamics Corp.	61,134	5,350,448
Honeywell International, Inc.	144,391	11,990,229
L-3 Communications Holdings, Inc.	16,477	1,557,076
Lockheed Martin Corp.	49,587	6,324,822
Northrop Grumman Corp.	42,354	4,034,642
Precision Castparts Corp.	26,778	6,085,033
Raytheon Co.	59,341	4,573,411
Rockwell Collins, Inc.	24,852	1,686,457
Textron, Inc.	51,578	1,424,068
United Technologies Corp.	155,290	16,743,368

		74,771,366

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	29,345	1,747,788
Expeditors International of Washington, Inc.	37,950	1,672,077
FedEx Corp.	54,656	6,236,796
United Parcel Service, Inc., Class B	132,895	12,142,616

		21,799,277

Airlines (0.1%)
Delta Air Lines, Inc.	157,796	3,722,408
Southwest Airlines Co.	130,009	1,892,931

		5,615,339

Building Products (0.0%)
Masco Corp.	65,548	1,394,861

Commercial Services & Supplies (0.4%)
ADT Corp.*	36,823	1,497,223
Cintas Corp.	18,929	969,165
Iron Mountain, Inc.	31,265	844,780
Pitney Bowes, Inc.	37,006	673,139
Republic Services, Inc.	49,989	1,667,633
Stericycle, Inc.*	15,804	1,823,782
Tyco International Ltd.	85,080	2,976,098
Waste Management, Inc.	80,231	3,308,727

		13,760,547

Construction & Engineering (0.1%)
Fluor Corp.	29,990	2,128,090
Jacobs Engineering Group, Inc.*	24,173	1,406,385
Quanta Services, Inc.*	39,297	1,081,061

		4,615,536

Electrical Equipment (0.6%)
AMETEK, Inc.	44,912	2,066,850
Eaton Corp. plc	87,166	6,000,508
Emerson Electric Co.	131,462	8,505,591
Rockwell Automation, Inc.	25,522	2,729,323
Roper Industries, Inc.	18,240	2,423,549

		21,725,821

Industrial Conglomerates (1.7%)
3M Co.	119,435	14,261,733
Danaher Corp.	110,030	7,627,280
General Electric Co.	1,873,405	44,755,645

		66,644,658

Machinery (1.3%)
Caterpillar, Inc.	117,050	9,758,458
Cummins, Inc.	32,041	4,257,288
Deere & Co.	70,443	5,733,356
Dover Corp.	31,428	2,823,177
Flowserve Corp.	25,889	1,615,215
Illinois Tool Works, Inc.	75,817	5,782,563
Ingersoll-Rand plc	49,810	3,234,661
Joy Global, Inc.	19,518	996,199
PACCAR, Inc.	65,103	3,623,633
Pall Corp.	20,564	1,584,250
Parker Hannifin Corp.	27,414	2,980,450
Pentair Ltd. (Registered)	36,656	2,380,441
Snap-on, Inc.	10,703	1,064,948
Stanley Black & Decker, Inc.	29,463	2,668,464
Xylem, Inc.	34,034	950,570

		49,453,673

Professional Services (0.1%)
Dun & Bradstreet Corp.	7,150	742,527
Equifax, Inc.	22,300	1,334,655
Nielsen Holdings N.V	39,524	1,440,650
Robert Half International, Inc.	25,631	1,000,378

		4,518,210

Road & Rail (0.7%)
CSX Corp.	187,472	4,825,529
Kansas City Southern	20,283	2,218,149
Norfolk Southern Corp.	57,403	4,440,122
Ryder System, Inc.	9,621	574,374
Union Pacific Corp.	85,335	13,255,939

		25,314,113

Trading Companies & Distributors (0.1%)
Fastenal Co.	50,228	2,523,957
W.W. Grainger, Inc.	11,376	2,977,213

		5,501,170

Total Industrials		295,114,571

Information Technology (12.9%)
Communications Equipment (1.4%)
Cisco Systems, Inc.	986,252	23,098,022
F5 Networks, Inc.*	14,419	1,236,573
Harris Corp.	19,695	1,167,913
JDS Uniphase Corp.*	43,774	643,916
Juniper Networks, Inc.*	93,222	1,851,389
Motorola Solutions, Inc.	43,549	2,585,940
QUALCOMM, Inc.	315,580	21,257,469

		51,841,222

Computers & Peripherals (2.9%)
Apple, Inc.	167,125	79,676,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Dell, Inc.	269,940	$3,717,074
EMC Corp.	382,834	9,785,237
Hewlett-Packard Co.	353,592	7,418,360
NetApp, Inc.	62,594	2,667,756
SanDisk Corp.	44,244	2,632,960
Seagate Technology plc	57,139	2,499,260
Western Digital Corp.	38,822	2,461,315

		110,858,806

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	29,291	2,266,538
Corning, Inc.	268,743	3,920,960
FLIR Systems, Inc.	26,061	818,315
Jabil Circuit, Inc.	33,871	734,323
Molex, Inc.	25,273	973,516
TE Connectivity Ltd.	76,098	3,940,355

		12,654,007

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	32,761	1,693,744
eBay, Inc.*	214,347	11,958,419
Google, Inc., Class A*	51,458	45,072,577
VeriSign, Inc.*	24,855	1,264,871
Yahoo!, Inc.*	174,532	5,787,481

		65,777,092

IT Services (2.6%)
Accenture plc, Class A	118,641	8,736,723
Automatic Data Processing, Inc.	88,836	6,429,950
Cognizant Technology Solutions Corp., Class A*	55,400	4,549,448
Computer Sciences Corp.	27,194	1,407,018
Fidelity National Information Services, Inc.	53,731	2,495,268
Fiserv, Inc.*	23,944	2,419,541
International Business Machines Corp.	189,425	35,077,721
Mastercard, Inc., Class A	19,085	12,840,006
Paychex, Inc.	59,829	2,431,451
Teradata Corp.*	30,013	1,663,921
Total System Services, Inc.	30,641	901,458
Visa, Inc., Class A	94,953	18,145,518
Western Union Co.	101,605	1,895,949

		98,993,972

Office Electronics (0.1%)
Xerox Corp.	213,260	2,194,445

Semiconductors & Semiconductor Equipment (1.5%)
Altera Corp.	58,803	2,185,119
Analog Devices, Inc.	57,140	2,688,437
Applied Materials, Inc.	221,224	3,880,269
Broadcom Corp., Class A	101,160	2,631,172
First Solar, Inc.*	12,737	512,155
Intel Corp.	916,432	21,004,621
KLA-Tencor Corp.	30,470	1,854,099
Lam Research Corp.*	29,999	1,535,649
Linear Technology Corp.	42,844	1,699,193
LSI Corp.	100,941	789,359
Microchip Technology, Inc.	36,335	1,463,937
Micron Technology, Inc.*	190,993	3,336,648
NVIDIA Corp.	106,466	1,656,611
Teradyne, Inc.*	35,325	583,569
Texas Instruments, Inc.	202,600	8,158,702
Xilinx, Inc.	48,973	2,294,875

		56,274,415

Software (2.4%)
Adobe Systems, Inc.*	85,954	4,464,451
Autodesk, Inc.*	41,057	1,690,317
CA, Inc.	60,392	1,791,831
Citrix Systems, Inc.*	34,461	2,433,291
Electronic Arts, Inc.*	56,380	1,440,509
Intuit, Inc.	54,611	3,621,255
Microsoft Corp.	1,394,400	46,447,464
Oracle Corp.	655,971	21,758,558
Red Hat, Inc.*	34,825	1,606,825
Salesforce.com, Inc.*	100,853	5,235,279
Symantec Corp.	128,489	3,180,103

		93,669,883

Total Information Technology		492,263,842

Materials (2.5%)
Chemicals (1.9%)
Air Products and Chemicals, Inc.	38,559	4,109,233
Airgas, Inc.	12,163	1,289,886
CF Industries Holdings, Inc.	10,544	2,222,992
Dow Chemical Co.	222,607	8,548,109
E.I. du Pont de Nemours & Co.	169,859	9,946,943
Eastman Chemical Co.	28,391	2,211,659
Ecolab, Inc.	49,888	4,926,939
FMC Corp.	25,075	1,798,379
International Flavors & Fragrances, Inc.	15,029	1,236,887
LyondellBasell Industries N.V., Class A	82,409	6,034,811
Monsanto Co.	98,055	10,234,000
Mosaic Co.	62,651	2,695,246
PPG Industries, Inc.	26,285	4,391,172
Praxair, Inc.	54,249	6,521,272
Sherwin-Williams Co.	16,052	2,924,353
Sigma-Aldrich Corp.	22,103	1,885,386

		70,977,267

Construction Materials (0.0%)
Vulcan Materials Co.	23,869	1,236,653

Containers & Packaging (0.1%)
Avery Dennison Corp.	18,074	786,581
Ball Corp.	26,722	1,199,283
Bemis Co., Inc.	18,899	737,250
MeadWestvaco Corp.	32,643	1,252,838
Owens-Illinois, Inc.*	30,214	907,024
Sealed Air Corp.	35,971	978,052

		5,861,028

Metals & Mining (0.4%)
Alcoa, Inc.	196,424	1,594,963
Allegheny Technologies, Inc.	19,829	605,181
Cliffs Natural Resources, Inc.	28,120	576,460
Freeport-McMoRan Copper & Gold, Inc.	190,903	6,315,071
Newmont Mining Corp.	91,525	2,571,853
Nucor Corp.	58,519	2,868,601
United States Steel Corp.	26,502	545,676

		15,077,805

Paper & Forest Products (0.1%)
International Paper Co.	82,023	3,674,630

Total Materials		96,827,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	977,020	$33,042,816
CenturyLink, Inc.	110,540	3,468,745
Frontier Communications Corp.	183,264	764,211
Verizon Communications, Inc.	526,398	24,561,731
Windstream Holdings, Inc.	108,876	871,008

		62,708,511

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	53,920	3,937,778

Total Telecommunication Services		66,646,289

Utilities (2.3%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	89,529	3,881,082
Duke Energy Corp.	129,845	8,671,049
Edison International	59,955	2,761,527
Entergy Corp.	32,808	2,073,138
Exelon Corp.	157,547	4,669,693
FirstEnergy Corp.	76,950	2,804,828
NextEra Energy, Inc.	78,110	6,261,298
Northeast Utilities	57,913	2,388,911
Pepco Holdings, Inc.	45,659	842,865
Pinnacle West Capital Corp.	20,195	1,105,474
PPL Corp.	116,153	3,528,728
Southern Co.	160,742	6,619,356
Xcel Energy, Inc.	91,517	2,526,784

		48,134,733

Gas Utilities (0.1%)
AGL Resources, Inc.	21,819	1,004,329
ONEOK, Inc.	37,953	2,023,654

		3,027,983

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	113,330	1,506,156
NRG Energy, Inc.	59,414	1,623,784

		3,129,940

Multi-Utilities (0.8%)
Ameren Corp.	44,567	1,552,714
CenterPoint Energy, Inc.	78,924	1,891,808
CMS Energy Corp.	48,809	1,284,653
Consolidated Edison, Inc.	53,889	2,971,439
Dominion Resources, Inc.	106,503	6,654,307
DTE Energy Co.	32,175	2,122,907
Integrys Energy Group, Inc.	14,629	817,615
NiSource, Inc.	57,480	1,775,557
PG&E Corp.	81,901	3,351,389
Public Service Enterprise Group, Inc.	93,088	3,065,388
SCANA Corp.	25,737	1,184,932
Sempra Energy	41,778	3,576,197
TECO Energy, Inc.	37,567	621,358
Wisconsin Energy Corp.	41,886	1,691,357

		32,561,621

Total Utilities		86,854,277

Total Investments (71.9%) (Cost $2,210,441,872)		2,750,891,016
Other Assets Less Liabilities (28.1%)		1,073,901,140

Net Assets (100%)		$3,824,792,156

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	12,770	December-13	$1,070,757,353	$1,069,040,550	$(1,716,803)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$343,081,267	$—	$—	$343,081,267
Consumer Staples	276,297,634	—	—	276,297,634
Energy	287,802,763	—	—	287,802,763
Financials	447,147,117	—	—	447,147,117
Health Care	358,855,873	—	—	358,855,873
Industrials	295,114,571	—	—	295,114,571
Information Technology	492,263,842	—	—	492,263,842
Materials	96,827,383	—	—	96,827,383
Telecommunication Services	66,646,289	—	—	66,646,289
Utilities	86,854,277	—	—	86,854,277

Total Assets	$2,750,891,016	$—	$—	$2,750,891,016

Liabilities:
Futures	$(1,716,803)	$—	$—	$(1,716,803)

Total Liabilities	$(1,716,803)	$—	$—	$(1,716,803)

Total	$2,749,174,213	$—	$—	$2,749,174,213

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$909,075,104
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$50,996,860

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$565,312,362
Aggregate gross unrealized depreciation	(24,832,639)

Net unrealized appreciation	$540,479,723

Federal income tax cost of investments	$2,210,411,293

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.9%)
Auto Components (0.2%)
Gentex Corp.	48,122	$1,231,442

Automobiles (0.1%)
Thor Industries, Inc.	14,884	863,867

Distributors (0.5%)
LKQ Corp.*	99,971	3,185,076

Diversified Consumer Services (0.7%)
Apollo Group, Inc., Class A*	33,180	690,476
DeVry, Inc.	18,953	579,204
Matthews International Corp., Class A	9,205	350,526
Regis Corp.	14,511	213,022
Service Corp. International	70,692	1,316,285
Sotheby’s, Inc.	22,802	1,120,262

		4,269,775

Hotels, Restaurants & Leisure (1.4%)
Bally Technologies, Inc.*	12,980	935,339
Bob Evans Farms, Inc.	9,078	519,897
Brinker International, Inc.	22,107	895,997
Cheesecake Factory, Inc.	16,572	728,339
Domino’s Pizza, Inc.	18,564	1,261,424
International Speedway Corp., Class A	9,374	302,780
Life Time Fitness, Inc.*	13,182	678,478
Panera Bread Co., Class A*	9,344	1,481,304
Scientific Games Corp., Class A*	16,140	260,984
Wendy’s Co.	94,576	802,005
WMS Industries, Inc.*	18,371	476,727

		8,343,274

Household Durables (1.8%)
Jarden Corp.*	39,405	1,907,202
KB Home	27,773	500,469
M.D.C. Holdings, Inc.	13,103	393,221
Mohawk Industries, Inc.*	20,294	2,643,294
NVR, Inc.*	1,418	1,303,411
Tempur Sealy International, Inc.*	20,184	887,289
Toll Brothers, Inc.*	50,673	1,643,325
Tupperware Brands Corp.	17,210	1,486,428

		10,764,639

Internet & Catalog Retail (0.1%)
HSN, Inc.	11,159	598,346

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	21,335	2,756,055

Media (1.1%)
AMC Networks, Inc., Class A*	19,767	1,353,644
Cinemark Holdings, Inc.	34,640	1,099,474
DreamWorks Animation SKG, Inc., Class A*	23,796	677,234
John Wiley & Sons, Inc., Class A	15,478	738,146
Lamar Advertising Co., Class A*	21,764	1,023,561
Meredith Corp.	12,377	589,393
New York Times Co., Class A*	42,028	528,292
Scholastic Corp.	8,587	246,017
Valassis Communications, Inc.	12,572	363,079

		6,618,840

Multiline Retail (0.2%)
Big Lots, Inc.*	19,474	722,291
Saks, Inc.*	34,164	544,574

		1,266,865

Specialty Retail (3.3%)
Aaron’s, Inc.	25,391	703,331
Advance Auto Parts, Inc.	24,276	2,007,140
Aeropostale, Inc.*	26,399	248,151
American Eagle Outfitters, Inc.	56,444	789,651
ANN, Inc.*	15,253	552,464
Ascena Retail Group, Inc.*	42,549	848,002
Cabela’s, Inc.*	15,544	979,738
Chico’s FAS, Inc.	53,689	894,459
CST Brands, Inc.	20,221	602,586
Dick’s Sporting Goods, Inc.	33,890	1,809,048
Foot Locker, Inc.	49,505	1,680,200
Guess?, Inc.	19,777	590,343
Murphy USA, Inc.*	14,773	596,681
Office Depot, Inc.*	79,771	385,294
Rent-A-Center, Inc.	17,842	679,780
Signet Jewelers Ltd.	26,842	1,923,229
Tractor Supply Co.	46,510	3,124,077
Williams-Sonoma, Inc.	29,670	1,667,454

		20,081,628

Textiles, Apparel & Luxury Goods (1.1%)
Carter’s, Inc.	19,752	1,498,979
Deckers Outdoor Corp.*	11,526	759,794
Hanesbrands, Inc.	32,994	2,055,856
Under Armour, Inc., Class A*	26,718	2,122,745

		6,437,374

Total Consumer Discretionary		66,417,181

Consumer Staples (3.0%)
Food & Staples Retailing (0.4%)
Harris Teeter Supermarkets, Inc.	16,517	812,471
SUPERVALU, Inc.*	65,371	538,003
United Natural Foods, Inc.*	16,454	1,106,038

		2,456,512

Food Products (1.7%)
Dean Foods Co.*	31,411	606,232
Flowers Foods, Inc.	58,368	1,251,410
Green Mountain Coffee Roasters, Inc.*	43,679	3,290,339
Hillshire Brands Co.	41,049	1,261,846
Ingredion, Inc.	25,848	1,710,362
Lancaster Colony Corp.	6,493	508,337
Post Holdings, Inc.*	10,943	441,769
Tootsie Roll Industries, Inc.	6,742	207,789
WhiteWave Foods Co., Class A*	57,748	1,153,228

		10,431,312

Household Products (0.8%)
Church & Dwight Co., Inc.	46,162	2,772,028
Energizer Holdings, Inc.	20,754	1,891,727

		4,663,755

Tobacco (0.1%)
Universal Corp.	7,719	393,129

Total Consumer Staples		17,944,708

Energy (4.4%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	19,209	1,057,263
CARBO Ceramics, Inc.	6,633	657,397
Dresser-Rand Group, Inc.*	25,426	1,586,582
Dril-Quip, Inc.*	13,533	1,552,912
Helix Energy Solutions Group, Inc.*	32,837	833,075
Oceaneering International, Inc.	36,043	2,928,133
Oil States International, Inc.*	18,383	1,901,905
Patterson-UTI Energy, Inc.	49,171	1,051,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.*	53,211	$1,332,404
Tidewater, Inc.	16,518	979,352
Unit Corp.*	14,605	678,987

		14,559,286

Oil, Gas & Consumable Fuels (2.0%)
Alpha Natural Resources, Inc.*	74,160	441,994
Arch Coal, Inc.	71,227	292,743
Bill Barrett Corp.*	16,348	410,498
Cimarex Energy Co.	28,820	2,778,248
Energen Corp.	24,076	1,839,166
HollyFrontier Corp.	66,514	2,800,904
Rosetta Resources, Inc.*	20,394	1,110,657
SM Energy Co.	22,312	1,722,263
World Fuel Services Corp.	24,296	906,484

		12,302,957

Total Energy		26,862,243

Financials (17.4%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	17,605	3,215,377
Apollo Investment Corp.	75,129	612,302
Eaton Vance Corp.	40,452	1,570,751
Federated Investors, Inc., Class B	31,443	853,992
Greenhill & Co., Inc.	8,734	435,652
Janus Capital Group, Inc.	49,820	423,968
Raymond James Financial, Inc.	41,021	1,709,345
SEI Investments Co.	48,289	1,492,613
Waddell & Reed Financial, Inc., Class A	28,577	1,471,144

		11,785,144

Commercial Banks (3.5%)
Associated Banc-Corp.	55,407	858,254
BancorpSouth, Inc.	28,019	558,699
Bank of Hawaii Corp.	14,894	810,978
Cathay General Bancorp	24,539	573,476
City National Corp./California	15,783	1,052,095
Commerce Bancshares, Inc./Missouri	25,722	1,126,881
Cullen/Frost Bankers, Inc.	17,441	1,230,463
East West Bancorp, Inc.	45,922	1,467,208
First Horizon National Corp.	80,305	882,552
First Niagara Financial Group, Inc.	118,082	1,224,510
FirstMerit Corp.	55,060	1,195,353
Fulton Financial Corp.	64,738	756,140
Hancock Holding Co.	27,319	857,270
International Bancshares Corp.	19,136	413,912
Prosperity Bancshares, Inc.	18,723	1,157,830
Signature Bank/New York*	15,760	1,442,355
SVB Financial Group*	15,193	1,312,219
Synovus Financial Corp.	326,441	1,077,255
TCF Financial Corp.	54,938	784,515
Trustmark Corp.	22,468	575,181
Valley National Bancorp	66,655	663,217
Webster Financial Corp.	30,154	769,832
Westamerica Bancorp	8,969	446,118

		21,236,313

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	29,250	1,322,978
MSCI, Inc.*	40,328	1,623,605

		2,946,583

Insurance (3.8%)
Alleghany Corp.*	5,607	2,296,907
American Financial Group, Inc./Ohio	23,687	1,280,519
Arthur J. Gallagher & Co.	42,563	1,857,875
Aspen Insurance Holdings Ltd.	22,547	818,231
Brown & Brown, Inc.	39,630	1,272,123
Everest Reinsurance Group Ltd.	16,183	2,353,170
Fidelity National Financial, Inc., Class A	71,998	1,915,147
First American Financial Corp.	35,586	866,519
Hanover Insurance Group, Inc.	14,631	809,387
HCC Insurance Holdings, Inc.	33,379	1,462,668
Kemper Corp.	17,426	585,513
Mercury General Corp.	10,403	502,569
Old Republic International Corp.	80,602	1,241,271
Primerica, Inc.	18,270	737,012
Protective Life Corp.	26,186	1,114,214
Reinsurance Group of America, Inc.	23,624	1,582,572
StanCorp Financial Group, Inc.	14,831	816,002
W. R. Berkley Corp.	36,546	1,566,361

		23,078,060

Real Estate Investment Trusts (REITs) (6.9%)
Alexandria Real Estate Equities, Inc. (REIT)	23,820	1,520,907
American Campus Communities, Inc. (REIT)	34,951	1,193,577
BioMed Realty Trust, Inc. (REIT)	64,091	1,191,452
BRE Properties, Inc. (REIT)	25,737	1,306,410
Camden Property Trust (REIT)	28,419	1,746,063
Corporate Office Properties Trust/Maryland (REIT)	29,193	674,358
Corrections Corp. of America (REIT)	38,590	1,333,284
Duke Realty Corp. (REIT)	108,356	1,673,017
Equity One, Inc. (REIT)	21,183	463,060
Essex Property Trust, Inc. (REIT)	12,676	1,872,245
Extra Space Storage, Inc. (REIT)	35,369	1,618,132
Federal Realty Investment Trust (REIT)	21,892	2,220,943
Highwoods Properties, Inc. (REIT)	29,981	1,058,629
Home Properties, Inc. (REIT)	18,974	1,095,748
Hospitality Properties Trust (REIT)	46,509	1,316,205
Kilroy Realty Corp. (REIT)	27,084	1,352,846
Liberty Property Trust (REIT)	47,628	1,695,557
Mack-Cali Realty Corp. (REIT)	29,426	645,606
National Retail Properties, Inc. (REIT)	40,425	1,286,324
Omega Healthcare Investors, Inc. (REIT)	39,086	1,167,499
Potlatch Corp. (REIT)	13,560	538,061
Rayonier, Inc. (REIT)	42,025	2,338,691
Realty Income Corp. (REIT)	61,877	2,459,611
Regency Centers Corp. (REIT)	30,773	1,487,875
Senior Housing Properties Trust (REIT)	62,719	1,463,861
SL Green Realty Corp. (REIT)	28,990	2,575,472
Taubman Centers, Inc. (REIT)	21,288	1,432,895
UDR, Inc. (REIT)	83,567	1,980,538
Weingarten Realty Investors (REIT)	37,430	1,097,822

		41,806,688

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	14,414	519,192
Jones Lang LaSalle, Inc.	14,820	1,293,786

		1,812,978

Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	28,059	349,054
New York Community Bancorp, Inc.	146,911	2,219,825

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	34,580	$715,115

		3,283,994

Total Financials		105,949,760

Health Care (6.9%)
Biotechnology (0.4%)
Cubist Pharmaceuticals, Inc.*	21,993	1,397,655
United Therapeutics Corp.*	15,321	1,208,061

		2,605,716

Health Care Equipment & Supplies (2.0%)
Cooper Cos., Inc.	16,311	2,115,374
Hill-Rom Holdings, Inc.	19,525	699,581
Hologic, Inc.*	90,143	1,861,453
IDEXX Laboratories, Inc.*	17,487	1,742,579
Masimo Corp.	17,209	458,448
ResMed, Inc.	47,329	2,499,918
STERIS Corp.	19,729	847,558
Teleflex, Inc.	13,722	1,129,046
Thoratec Corp.*	19,221	716,751

		12,070,708

Health Care Providers & Services (2.5%)
Community Health Systems, Inc.	31,618	1,312,147
Health Management Associates, Inc., Class A*	86,822	1,111,322
Health Net, Inc.*	26,508	840,304
Henry Schein, Inc.*	28,812	2,987,804
LifePoint Hospitals, Inc.*	15,881	740,531
MEDNAX, Inc.*	16,877	1,694,451
Omnicare, Inc.	34,434	1,911,087
Owens & Minor, Inc.	21,145	731,405
Universal Health Services, Inc., Class B	29,778	2,233,052
VCA Antech, Inc.*	29,592	812,596
WellCare Health Plans, Inc.*	14,535	1,013,671

		15,388,370

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	52,742	784,274
HMS Holdings Corp.*	29,342	631,146

		1,415,420

Life Sciences Tools & Services (1.1%)
Bio-Rad Laboratories, Inc., Class A*	6,661	783,067
Charles River Laboratories International, Inc.*	16,388	758,109
Covance, Inc.*	18,637	1,611,355
Mettler-Toledo International, Inc.*	9,978	2,395,618
Techne Corp.	11,036	883,542

		6,431,691

Pharmaceuticals (0.7%)
Endo Health Solutions, Inc.*	38,073	1,730,037
Mallinckrodt plc*	19,202	846,616
Salix Pharmaceuticals Ltd.*	20,568	1,375,588

		3,952,241

Total Health Care		41,864,146

Industrials (12.5%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	10,687	1,042,624
B/E Aerospace, Inc.*	32,783	2,420,041
Esterline Technologies Corp.*	10,476	836,928
Exelis, Inc.	62,850	987,373
Huntington Ingalls Industries, Inc.	16,608	1,119,379
Triumph Group, Inc.	17,347	1,218,106

		7,624,451

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	30,330	458,286

Airlines (0.3%)
Alaska Air Group, Inc.	23,279	1,457,731
JetBlue Airways Corp.*	72,349	481,844

		1,939,575

Building Products (0.6%)
Fortune Brands Home & Security, Inc.	55,316	2,302,805
Lennox International, Inc.	15,326	1,153,435

		3,456,240

Commercial Services & Supplies (1.4%)
Brink’s Co.	16,153	457,130
Clean Harbors, Inc.*	18,402	1,079,461
Copart, Inc.*	37,240	1,183,859
Deluxe Corp.	16,839	701,513
Herman Miller, Inc.	19,635	572,949
HNI Corp.	15,188	549,502
Mine Safety Appliances Co.	10,570	545,518
R.R. Donnelley & Sons Co.	60,642	958,144
Rollins, Inc.	21,391	567,075
Waste Connections, Inc.	41,160	1,869,076

		8,484,227

Construction & Engineering (0.7%)
AECOM Technology Corp.*	33,548	1,049,046
Granite Construction, Inc.	12,080	369,648
KBR, Inc.	49,341	1,610,490
URS Corp.	24,924	1,339,665

		4,368,849

Electrical Equipment (0.8%)
Acuity Brands, Inc.	14,285	1,314,506
General Cable Corp.	16,648	528,574
Hubbell, Inc., Class B	17,990	1,884,273
Regal-Beloit Corp.	15,039	1,021,599

		4,748,952

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	21,274	1,495,349

Machinery (4.2%)
AGCO Corp.	30,129	1,820,394
CLARCOR, Inc.	16,656	924,908
Crane Co.	16,282	1,004,111
Donaldson Co., Inc.	45,068	1,718,443
Graco, Inc.	20,461	1,515,342
Harsco Corp.	26,954	671,155
IDEX Corp.	27,255	1,778,389
ITT Corp.	30,132	1,083,245
Kennametal, Inc.	25,917	1,181,815
Lincoln Electric Holdings, Inc.	27,400	1,825,388
Nordson Corp.	20,130	1,482,172
Oshkosh Corp.*	28,956	1,418,265
SPX Corp.	15,086	1,276,879
Terex Corp.*	37,127	1,247,467
Timken Co.	26,605	1,606,942
Trinity Industries, Inc.	26,223	1,189,213
Valmont Industries, Inc.	8,930	1,240,466
Wabtec Corp.	32,086	2,017,247
Woodward, Inc.	20,222	825,664

		25,827,505

Marine (0.3%)
Kirby Corp.*	18,925	1,637,959
Matson, Inc.	14,321	375,640

		2,013,599

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.9%)
Corporate Executive Board Co.	11,219	$814,723
FTI Consulting, Inc.*	13,641	515,630
Manpowergroup, Inc.	26,093	1,898,005
Towers Watson & Co., Class A	21,450	2,294,292

		5,522,650

Road & Rail (0.9%)
Con-way, Inc.	18,871	813,151
Genesee & Wyoming, Inc., Class A*	14,218	1,321,848
J.B. Hunt Transport Services, Inc.	30,428	2,219,114
Landstar System, Inc.	15,209	851,400
Werner Enterprises, Inc.	15,368	358,535

		5,564,048

Trading Companies & Distributors (0.8%)
GATX Corp.	15,376	730,668
MSC Industrial Direct Co., Inc., Class A	16,068	1,307,132
United Rentals, Inc.*	31,096	1,812,586
Watsco, Inc.	8,961	844,753

		4,695,139

Total Industrials		76,198,870

Information Technology (12.6%)
Communications Equipment (0.7%)
ADTRAN, Inc.	19,375	516,150
Ciena Corp.*	34,435	860,186
InterDigital, Inc.	13,782	514,482
Plantronics, Inc.	14,656	674,909
Polycom, Inc.*	56,452	616,456
Riverbed Technology, Inc.*	54,847	800,218

		3,982,401

Computers & Peripherals (0.9%)
3D Systems Corp.*	31,503	1,700,847
Diebold, Inc.	21,347	626,748
Lexmark International, Inc., Class A	20,916	690,228
NCR Corp.*	55,319	2,191,185

		5,209,008

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	33,342	1,618,087
Avnet, Inc.	45,714	1,906,731
Ingram Micro, Inc., Class A*	50,961	1,174,651
Itron, Inc.*	13,011	557,261
National Instruments Corp.	32,489	1,004,885
Tech Data Corp.*	12,623	630,014
Trimble Navigation Ltd.*	85,539	2,541,364
Vishay Intertechnology, Inc.*	44,186	569,557

		10,002,550

Internet Software & Services (1.1%)
AOL, Inc.*	25,634	886,424
Equinix, Inc.*	16,442	3,019,573
Monster Worldwide, Inc.*	37,617	166,267
Rackspace Hosting, Inc.*	37,970	2,003,297
ValueClick, Inc.*	23,244	484,638

		6,560,199

IT Services (2.9%)
Acxiom Corp.*	24,754	702,766
Alliance Data Systems Corp.*	16,236	3,433,427
Broadridge Financial Solutions, Inc.	39,626	1,258,126
Convergys Corp.	34,526	647,363
CoreLogic, Inc.*	31,925	863,571
DST Systems, Inc.	10,062	758,775
Gartner, Inc.*	31,054	1,863,240
Global Payments, Inc.	25,153	1,284,815
Jack Henry & Associates, Inc.	28,433	1,467,427
Leidos Holdings, Inc.	24,284	1,105,408
Lender Processing Services, Inc.	28,478	947,463
ManTech International Corp., Class A	8,013	230,454
NeuStar, Inc., Class A*	10,582	523,597
Science Applications International Corp.*	13,877	468,334
VeriFone Systems, Inc.*	36,479	833,910
WEX, Inc.*	12,963	1,137,503

		17,526,179

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	16,960	772,189

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	204,417	776,784
Atmel Corp.*	142,663	1,061,413
Cree, Inc.*	40,020	2,408,804
Cypress Semiconductor Corp.*	45,946	429,135
Fairchild Semiconductor International, Inc.*	42,672	592,714
Integrated Device Technology, Inc.*	45,390	427,574
International Rectifier Corp.*	23,669	586,281
Intersil Corp., Class A	42,621	478,634
RF Micro Devices, Inc.*	94,141	530,955
Semtech Corp.*	22,736	681,853
Silicon Laboratories, Inc.*	13,146	561,466
Skyworks Solutions, Inc.*	62,481	1,552,028
SunEdison, Inc.*	80,207	639,250

		10,726,891

Software (3.5%)
ACI Worldwide, Inc.*	13,215	714,403
Advent Software, Inc.	13,830	439,102
ANSYS, Inc.*	30,796	2,664,470
Cadence Design Systems, Inc.*	94,700	1,278,450
CommVault Systems, Inc.*	14,652	1,286,885
Compuware Corp.	71,696	802,995
Concur Technologies, Inc.*	15,689	1,733,635
FactSet Research Systems, Inc.	13,445	1,466,850
Fair Isaac Corp.	11,715	647,605
Informatica Corp.*	36,095	1,406,622
Mentor Graphics Corp.	32,169	751,790
MICROS Systems, Inc.*	25,497	1,273,320
PTC, Inc.*	39,888	1,134,016
Rovi Corp.*	33,821	648,349
SolarWinds, Inc.*	21,908	768,094
Solera Holdings, Inc.	22,952	1,213,472
Synopsys, Inc.*	51,463	1,940,155
TIBCO Software, Inc.*	50,840	1,300,996

		21,471,209

Total Information Technology		76,250,626

Materials (5.5%)
Chemicals (2.2%)
Albemarle Corp.	27,127	1,707,373
Ashland, Inc.	23,943	2,214,249
Cabot Corp.	19,833	847,068
Cytec Industries, Inc.	12,179	990,884
Intrepid Potash, Inc.	18,674	292,808
Minerals Technologies, Inc.	11,596	572,495
NewMarket Corp.	3,820	1,099,816
Olin Corp.	26,814	618,599
RPM International, Inc.	44,296	1,603,515
Scotts Miracle-Gro Co., Class A	14,673	807,455
Sensient Technologies Corp.	16,716	800,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	26,828	$1,701,700

		13,256,491

Construction Materials (0.5%)
Eagle Materials, Inc.	16,537	1,199,759
Martin Marietta Materials, Inc.	15,418	1,513,585

		2,713,344

Containers & Packaging (1.3%)
AptarGroup, Inc.	22,107	1,329,294
Greif, Inc., Class A	10,190	499,616
Packaging Corp. of America	32,761	1,870,325
Rock-Tenn Co., Class A	23,976	2,428,050
Silgan Holdings, Inc.	14,559	684,273
Sonoco Products Co.	33,492	1,304,178

		8,115,736

Metals & Mining (1.2%)
Carpenter Technology Corp.	17,647	1,025,467
Commercial Metals Co.	39,103	662,796
Compass Minerals International, Inc.	11,171	852,012
Reliance Steel & Aluminum Co.	25,663	1,880,328
Royal Gold, Inc.	21,702	1,056,019
Steel Dynamics, Inc.	73,646	1,230,625
Worthington Industries, Inc.	17,670	608,378

		7,315,625

Paper & Forest Products (0.3%)
Domtar Corp.	10,864	862,819
Louisiana-Pacific Corp.*	46,857	824,215

		1,687,034

Total Materials		33,088,230

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	48,479	1,447,825

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	32,796	969,122

Total Telecommunication Services		2,416,947

Utilities (3.8%)
Electric Utilities (1.6%)
Cleco Corp.	20,182	904,961
Great Plains Energy, Inc.	51,306	1,138,993
Hawaiian Electric Industries, Inc.	33,104	830,911
IDACORP, Inc.	16,778	812,055
NV Energy, Inc.	78,523	1,853,928
OGE Energy Corp.	66,093	2,385,296
PNM Resources, Inc.	26,638	602,818
Westar Energy, Inc.	42,368	1,298,579

		9,827,541

Gas Utilities (1.1%)
Atmos Energy Corp.	30,235	1,287,709
National Fuel Gas Co.	27,871	1,916,410
Questar Corp.	58,402	1,313,461
UGI Corp.	38,046	1,488,740
WGL Holdings, Inc.	17,288	738,370

		6,744,690

Multi-Utilities (0.9%)
Alliant Energy Corp.	36,981	1,832,409
Black Hills Corp.	14,875	741,667
MDU Resources Group, Inc.	62,948	1,760,656
Vectren Corp.	27,481	916,491

		5,251,223

Water Utilities (0.2%)
Aqua America, Inc.	58,845	1,455,237

Total Utilities		23,278,691

Total Investments (77.4%) (Cost $428,274,362)		470,271,402
Other Assets Less Liabilities (22.6%)		137,341,326

Net Assets (100%)		$607,612,728

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	1,112	December-13	$136,502,081	$137,954,720	$1,452,639

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical, securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$66,417,181	$—	$—	$66,417,181
Consumer Staples	17,944,708	—	—	17,944,708
Energy	26,862,243	—	—	26,862,243
Financials	105,949,760	—	—	105,949,760
Health Care	41,864,146	—	—	41,864,146
Industrials	76,198,870	—	—	76,198,870
Information Technology	76,250,626	—	—	76,250,626
Materials	33,088,230	—	—	33,088,230
Telecommunication Services	2,416,947	—	—	2,416,947
Utilities	23,278,691	—	—	23,278,691
Futures	1,452,639	—	—	1,452,639

Total Assets	$471,724,041	$—	$—	$471,724,041

Total Liabilities	$—	$—	$—	$—

Total	$471,724,041	$—	$—	$471,724,041

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$576,889,876
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$247,968,384

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,581,056
Aggregate gross unrealized depreciation	(7,596,383)

Net unrealized appreciation	$41,984,673

Federal income tax cost of investments	$428,286,729

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (0.7%)
American Axle & Manufacturing Holdings, Inc.*	64,042	$1,262,908
Cooper Tire & Rubber Co.	60,132	1,852,066
Dana Holding Corp.	138,747	3,168,981
Dorman Products, Inc.	23,736	1,176,119
Drew Industries, Inc.	21,699	988,172
Federal-Mogul Corp.*	17,847	299,651
Fox Factory Holding Corp.*	8,522	164,219
Fuel Systems Solutions, Inc.*	13,366	262,776
Gentherm, Inc.*	31,800	606,744
Modine Manufacturing Co.*	44,828	655,834
Remy International, Inc.	12,900	261,096
Shiloh Industries, Inc.	4,950	64,845
Spartan Motors, Inc.	31,918	193,742
Standard Motor Products, Inc.	18,651	599,816
Stoneridge, Inc.*	27,320	295,329
Superior Industries International, Inc.	21,976	391,832
Tenneco, Inc.*	57,493	2,903,397
Tower International, Inc.*	5,730	114,543

		15,262,070

Automobiles (0.0%)
Winnebago Industries, Inc.*	26,549	689,212

Distributors (0.2%)
Core-Mark Holding Co., Inc.	10,612	705,061
Pool Corp.	44,203	2,481,114
VOXX International Corp.*	17,657	241,901
Weyco Group, Inc.	5,577	157,941

		3,586,017

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	17,048	644,414
Ascent Capital Group, Inc., Class A*	13,366	1,077,567
Bridgepoint Education, Inc.*	17,646	318,334
Bright Horizons Family Solutions, Inc.*	11,353	406,778
Capella Education Co.*	10,548	596,595
Career Education Corp.*	53,664	148,113
Carriage Services, Inc.	15,057	292,106
Corinthian Colleges, Inc.*	77,537	169,806
Education Management Corp.*	23,394	213,353
Grand Canyon Education, Inc.*	43,220	1,740,902
Hillenbrand, Inc.	52,223	1,429,343
ITT Educational Services, Inc.*	22,520	698,120
JTH Holding, Inc., Class A*	4,220	79,969
K12, Inc.*	25,892	799,545
LifeLock, Inc.*	57,459	852,117
Lincoln Educational Services Corp.	23,596	108,778
Mac-Gray Corp.	11,747	171,036
Matthews International Corp., Class A	25,832	983,683
Outerwall, Inc.*	26,759	1,337,682
Regis Corp.	44,678	655,873
Sotheby’s, Inc.	64,731	3,180,234
Steiner Leisure Ltd.*	13,964	815,916
Stewart Enterprises, Inc., Class A	68,003	893,559
Strayer Education, Inc.	10,667	442,894
Universal Technical Institute, Inc.	21,045	255,276

		18,311,993

Hotels, Restaurants & Leisure (2.1%)
AFC Enterprises, Inc.*	22,513	981,342
Biglari Holdings, Inc.*	1,352	557,930
BJ’s Restaurants, Inc.*	23,527	675,695
Bloomin’ Brands, Inc.*	52,313	1,235,110
Bob Evans Farms, Inc.	26,210	1,501,047
Boyd Gaming Corp.*	65,395	925,339
Bravo Brio Restaurant Group, Inc.*	18,567	280,362
Buffalo Wild Wings, Inc.*	17,855	1,985,833
Caesars Entertainment Corp.*	34,556	681,099
Carrols Restaurant Group, Inc.*	22,106	134,847
CEC Entertainment, Inc.	16,999	779,574
Cheesecake Factory, Inc.	50,426	2,216,223
Churchill Downs, Inc.	13,046	1,128,740
Chuy’s Holdings, Inc.*	15,188	545,097
Cracker Barrel Old Country Store, Inc.	18,532	1,913,244
Del Frisco’s Restaurant Group, Inc.*	10,191	205,552
Denny’s Corp.*	87,350	534,582
Diamond Resorts International, Inc.*	16,030	301,524
DineEquity, Inc.	15,659	1,080,471
Diversified Restaurant Holdings, Inc.*	9,900	64,944
Einstein Noah Restaurant Group, Inc.	6,319	109,445
Fiesta Restaurant Group, Inc.*	18,675	703,300
Ignite Restaurant Group, Inc.*	6,816	105,784
International Speedway Corp., Class A	26,308	849,748
Interval Leisure Group, Inc.	37,909	895,790
Isle of Capri Casinos, Inc.*	19,726	149,129
Jack in the Box, Inc.*	41,887	1,675,480
Jamba, Inc.*	16,085	215,217
Krispy Kreme Doughnuts, Inc.*	62,469	1,208,150
Life Time Fitness, Inc.*	40,935	2,106,924
Luby’s, Inc.*	18,466	132,586
Marcus Corp.	18,126	263,371
Marriott Vacations Worldwide Corp.*	27,814	1,223,816
Monarch Casino & Resort, Inc.*	8,143	154,554
Morgans Hotel Group Co.*	25,710	197,710
Multimedia Games Holding Co., Inc.*	27,435	947,879
Nathan’s Famous, Inc.*	2,526	133,322
Noodles & Co.*	5,591	238,568
Orient-Express Hotels Ltd., Class A*	90,696	1,177,234
Papa John’s International, Inc.	15,054	1,051,974
Pinnacle Entertainment, Inc.*	55,504	1,390,375
Red Robin Gourmet Burgers, Inc.*	13,368	950,465
Ruby Tuesday, Inc.*	58,312	437,340
Ruth’s Hospitality Group, Inc.	34,307	406,881
Scientific Games Corp., Class A*	45,240	731,531
SHFL Entertainment, Inc.*	34,928	803,344
Sonic Corp.*	52,990	940,573
Speedway Motorsports, Inc.	11,069	198,135
Texas Roadhouse, Inc.	58,888	1,547,577
Town Sports International Holdings, Inc.	23,052	299,215
Vail Resorts, Inc.	34,126	2,367,662
WMS Industries, Inc.*	52,504	1,362,479

		42,704,113

Household Durables (0.8%)
Bassett Furniture Industries, Inc.	10,216	165,397
Beazer Homes USA, Inc.*	24,151	434,718
Blyth, Inc.	9,316	128,840
Cavco Industries, Inc.*	7,044	401,156
CSS Industries, Inc.	7,929	190,375
Ethan Allen Interiors, Inc.	23,537	655,976
EveryWare Global, Inc.*	9,454	107,776
Flexsteel Industries, Inc.	4,468	111,566
Helen of Troy Ltd.*	30,087	1,329,845
Hooker Furniture Corp.	10,141	151,608
Hovnanian Enterprises, Inc., Class A*	107,383	561,613

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
iRobot Corp.*	26,726	$1,006,768
KB Home	80,539	1,451,313
La-Z-Boy, Inc.	49,601	1,126,439
Libbey, Inc.*	19,662	467,562
Lifetime Brands, Inc.	9,419	144,017
M.D.C. Holdings, Inc.	37,955	1,139,030
M/I Homes, Inc.*	23,938	493,602
Meritage Homes Corp.*	34,667	1,488,948
NACCO Industries, Inc., Class A	4,843	268,399
Ryland Group, Inc.	44,352	1,798,030
Skullcandy, Inc.*	18,190	112,414
Standard Pacific Corp.*	143,387	1,134,191
TRI Pointe Homes, Inc.*	15,437	226,615
UCP, Inc., Class A*	6,556	97,291
Universal Electronics, Inc.*	13,571	488,963
WCI Communities, Inc.*	6,434	111,051
William Lyon Homes, Class A*	13,757	279,542
Zagg, Inc.*	30,142	135,639

		16,208,684

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	24,423	120,405
Blue Nile, Inc.*	11,910	487,476
HSN, Inc.	31,871	1,708,923
Nutrisystem, Inc.	27,831	400,210
Orbitz Worldwide, Inc.*	23,167	223,098
Overstock.com, Inc.*	10,768	319,487
PetMed Express, Inc.	19,869	323,666
RetailMeNot, Inc.*	8,483	301,740
Shutterfly, Inc.*	35,921	2,007,266
ValueVision Media, Inc., Class A*	37,683	163,921
Vitacost.com, Inc.*	20,346	172,941

		6,229,133

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	12,536	715,179
Black Diamond, Inc.*	21,737	264,322
Brunswick Corp.	85,577	3,415,378
Callaway Golf Co.	69,135	492,241
JAKKS Pacific, Inc.	18,672	83,837
Johnson Outdoors, Inc., Class A*	4,673	125,330
LeapFrog Enterprises, Inc.*	61,145	575,986
Marine Products Corp.	10,710	97,247
Nautilus, Inc.*	30,376	219,315
Smith & Wesson Holding Corp.*	61,213	672,731
Sturm Ruger & Co., Inc.	19,082	1,195,105

		7,856,671

Media (1.0%)
AH Belo Corp., Class A	18,212	142,964
Beasley Broadcasting Group, Inc., Class A	3,690	32,066
Belo Corp., Class A	98,796	1,353,505
Carmike Cinemas, Inc.*	21,016	464,033
Central European Media Enterprises Ltd., Class A*	72,698	383,119
Crown Media Holdings, Inc., Class A*	32,698	100,710
Cumulus Media, Inc., Class A*	71,310	377,943
Daily Journal Corp.*	781	114,799
Dex Media, Inc.*	16,468	133,885
Digital Generation, Inc.*	23,335	301,722
Entercom Communications Corp., Class A*	22,612	198,533
Entravision Communications Corp., Class A	53,434	315,261
EW Scripps Co., Class A*	29,387	539,252
Global Sources Ltd.*	17,167	127,379
Gray Television, Inc.*	48,374	379,736
Harte-Hanks, Inc.	41,377	365,359
Hemisphere Media Group, Inc.*	8,181	96,127
Journal Communications, Inc., Class A*	42,181	360,648
LIN Media LLC, Class A*	9,479	192,329
Live Nation Entertainment, Inc.*	133,024	2,467,595
Loral Space & Communications, Inc.	12,515	847,641
Martha Stewart Living Omnimedia, Inc., Class A*	27,898	64,165
McClatchy Co., Class A*	58,307	174,921
MDC Partners, Inc., Class A	23,657	661,923
Media General, Inc., Class A*	19,045	271,582
Meredith Corp.	33,857	1,612,270
National CineMedia, Inc.	53,878	1,016,139
New York Times Co., Class A*	121,740	1,530,272
Nexstar Broadcasting Group, Inc., Class A	27,782	1,236,438
ReachLocal, Inc.*	9,780	116,480
Reading International, Inc., Class A*	15,491	101,776
Rentrak Corp.*	9,986	325,743
Saga Communications, Inc., Class A	4,593	203,837
Salem Communications Corp., Class A	9,551	79,082
Scholastic Corp.	24,634	705,764
Sinclair Broadcast Group, Inc., Class A	64,822	2,172,833
Speed Commerce, Inc.*	37,553	123,174
Valassis Communications, Inc.	36,963	1,067,491
World Wrestling Entertainment, Inc., Class A	28,112	285,899

		21,044,395

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	13,063	137,815
Fred’s, Inc., Class A	34,616	541,740
Gordmans Stores, Inc.	8,777	98,741
Saks, Inc.*	99,292	1,582,715
Tuesday Morning Corp.*	40,252	614,648

		2,975,659

Specialty Retail (2.4%)
Aeropostale, Inc.*	74,220	697,668
America’s Car-Mart, Inc.*	7,575	341,708
ANN, Inc.*	44,746	1,620,700
Asbury Automotive Group, Inc.*	29,520	1,570,464
Barnes & Noble, Inc.*	38,919	503,612
bebe stores, Inc.	32,736	199,362
Big 5 Sporting Goods Corp.	15,381	247,327
Body Central Corp.*	15,714	95,855
Brown Shoe Co., Inc.	40,937	960,791
Buckle, Inc.	26,288	1,420,866
Cato Corp., Class A	26,198	733,020
Children’s Place Retail Stores, Inc.*	21,827	1,262,910
Christopher & Banks Corp.*	34,847	251,247
Citi Trends, Inc.*	14,292	249,824
Conn’s, Inc.*	21,310	1,066,352
Destination Maternity Corp.	12,766	405,959
Destination XL Group, Inc.*	39,959	258,535
Express, Inc.*	80,672	1,903,053
Finish Line, Inc., Class A	46,449	1,155,187
Five Below, Inc.*	31,288	1,368,850
Francesca’s Holdings Corp.*	41,664	776,617
Genesco, Inc.*	22,762	1,492,732
Group 1 Automotive, Inc.	20,561	1,597,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Haverty Furniture Cos., Inc.	18,527	$454,467
hhgregg, Inc.*	12,445	222,890
Hibbett Sports, Inc.*	24,622	1,382,525
Jos. A. Bank Clothiers, Inc.*	26,421	1,161,467
Kirkland’s, Inc.*	13,350	246,174
Lithia Motors, Inc., Class A	20,975	1,530,336
Lumber Liquidators Holdings, Inc.*	26,085	2,781,965
MarineMax, Inc.*	22,607	275,805
Mattress Firm Holding Corp.*	12,881	409,616
Men’s Wearhouse, Inc.	47,450	1,615,673
Monro Muffler Brake, Inc.	29,826	1,386,611
New York & Co., Inc.*	27,226	157,366
Office Depot, Inc.*	234,181	1,131,094
OfficeMax, Inc.	81,757	1,045,672
Pacific Sunwear of California, Inc.*	44,018	132,054
Penske Automotive Group, Inc.	39,756	1,698,774
PEP Boys-Manny, Moe & Jack*	49,918	622,478
Pier 1 Imports, Inc.	89,713	1,751,198
RadioShack Corp.*	93,128	317,567
Rent-A-Center, Inc.	50,311	1,916,849
Restoration Hardware Holdings, Inc.*	16,806	1,064,660
rue21, Inc.*	13,741	554,312
Sears Hometown and Outlet Stores, Inc.*	8,389	266,351
Select Comfort Corp.*	52,820	1,286,167
Shoe Carnival, Inc.	14,039	379,193
Sonic Automotive, Inc., Class A	36,718	873,888
Stage Stores, Inc.	30,782	591,014
Stein Mart, Inc.	26,392	362,098
Systemax, Inc.	9,504	88,102
Tile Shop Holdings, Inc.*	17,721	522,592
Tilly’s, Inc., Class A*	9,305	135,016
Trans World Entertainment Corp.	9,111	42,184
Vitamin Shoppe, Inc.*	28,883	1,263,631
West Marine, Inc.*	15,531	189,478
Wet Seal, Inc., Class A*	84,704	332,887
Winmark Corp.	2,081	153,391
Zale Corp.*	30,836	468,707
Zumiez, Inc.*	19,740	543,541

		49,537,611

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*	55,200	71,760
Columbia Sportswear Co.	12,081	727,639
Crocs, Inc.*	83,198	1,132,325
Culp, Inc.	7,626	142,682
Fifth & Pacific Cos., Inc.*	113,342	2,848,284
G-III Apparel Group Ltd.*	15,776	861,212
Iconix Brand Group, Inc.*	53,802	1,787,302
Jones Group, Inc.	75,359	1,131,139
Maidenform Brands, Inc.*	22,043	517,790
Movado Group, Inc.	16,841	736,794
Oxford Industries, Inc.	12,664	860,899
Perry Ellis International, Inc.	11,548	217,564
Quiksilver, Inc.*	124,978	878,595
R.G. Barry Corp.	9,077	171,646
Skechers U.S.A., Inc., Class A*	36,679	1,141,084
Steven Madden Ltd.*	37,803	2,034,936
Tumi Holdings, Inc.*	44,955	905,843
Unifi, Inc.*	14,072	328,722
Vera Bradley, Inc.*	20,689	425,366
Wolverine World Wide, Inc.	47,444	2,762,664

		19,684,246

Total Consumer Discretionary		204,089,804

Consumer Staples (2.8%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	7,812	1,907,769
Coca-Cola Bottling Co. Consolidated	4,276	267,763
Craft Brew Alliance, Inc.*	9,110	122,438
National Beverage Corp.	10,574	188,852

		2,486,822

Food & Staples Retailing (1.0%)
Andersons, Inc.	17,556	1,227,164
Arden Group, Inc., Class A	982	127,660
Casey’s General Stores, Inc.	36,109	2,654,012
Chefs’ Warehouse, Inc.*	14,693	339,408
Fairway Group Holdings Corp.*	14,549	371,873
Harris Teeter Supermarkets, Inc.	46,847	2,304,404
Ingles Markets, Inc., Class A	10,794	310,112
Nash Finch Co.	11,469	302,896
Natural Grocers by Vitamin Cottage, Inc.*	8,627	342,492
Pantry, Inc.*	22,015	243,926
Pricesmart, Inc.	17,981	1,712,511
Rite Aid Corp.*	690,045	3,284,614
Roundy’s, Inc.	24,665	212,119
Spartan Stores, Inc.	20,382	449,627
SUPERVALU, Inc.*	192,388	1,583,353
Susser Holdings Corp.*	17,061	906,792
United Natural Foods, Inc.*	46,574	3,130,704
Village Super Market, Inc., Class A	5,856	222,645
Weis Markets, Inc.	10,348	506,431

		20,232,743

Food Products (1.2%)
Alico, Inc.	2,718	111,900
Annie’s, Inc.*	13,280	652,048
B&G Foods, Inc.	50,119	1,731,611
Boulder Brands, Inc.*	56,076	899,459
Calavo Growers, Inc.	11,756	355,501
Cal-Maine Foods, Inc.	13,983	672,582
Chiquita Brands International, Inc.*	44,486	563,193
Darling International, Inc.*	111,842	2,366,577
Diamond Foods, Inc.*	21,405	504,730
Dole Food Co., Inc.*	48,536	661,060
Farmer Bros Co.*	5,614	84,547
Fresh Del Monte Produce, Inc.	35,467	1,052,661
Griffin Land & Nurseries, Inc.	2,696	86,542
Hain Celestial Group, Inc.*	36,361	2,804,160
Inventure Foods, Inc.*	13,324	139,902
J&J Snack Foods Corp.	14,064	1,135,246
John B. Sanfilippo & Son, Inc.	7,474	173,322
Lancaster Colony Corp.	17,503	1,370,310
Lifeway Foods, Inc.	4,448	60,092
Limoneira Co.	9,382	240,930
Omega Protein Corp.*	19,260	195,874
Pilgrim’s Pride Corp.*	57,350	962,907
Post Holdings, Inc.*	30,896	1,247,272
Sanderson Farms, Inc.	21,722	1,417,143
Seaboard Corp.	272	747,456
Seneca Foods Corp., Class A*	7,490	225,374
Snyders-Lance, Inc.	44,845	1,293,778
Tootsie Roll Industries, Inc.	18,375	566,318
TreeHouse Foods, Inc.*	34,281	2,290,999

		24,613,494

Household Products (0.2%)
Central Garden & Pet Co., Class A*	39,853	272,993
Harbinger Group, Inc.*	30,665	317,996
Oil-Dri Corp. of America	4,320	145,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Orchids Paper Products Co.	5,883	$162,783
Spectrum Brands Holdings, Inc.	20,399	1,343,070
WD-40 Co.	14,677	952,537

		3,195,136

Personal Products (0.2%)
Elizabeth Arden, Inc.*	24,148	891,544
Female Health Co.	20,572	203,046
Inter Parfums, Inc.	15,331	459,777
Lifevantage Corp.*	106,505	253,482
Medifast, Inc.*	13,455	361,805
Nature’s Sunshine Products, Inc.	10,173	193,999
Nutraceutical International Corp.	7,835	186,003
Prestige Brands Holdings, Inc.*	48,442	1,459,073
Revlon, Inc., Class A*	10,174	282,532
Star Scientific, Inc.*	159,291	304,246
Synutra International, Inc.*	15,705	83,236
USANA Health Sciences, Inc.*	5,809	504,163

		5,182,906

Tobacco (0.1%)
Alliance One International, Inc.*	74,913	217,997
Universal Corp.	21,914	1,116,080
Vector Group Ltd.	60,762	978,275

		2,312,352

Total Consumer Staples		58,023,453

Energy (4.0%)
Energy Equipment & Services (1.3%)
Basic Energy Services, Inc.*	28,983	366,345
Bolt Technology Corp.	7,611	137,379
Bristow Group, Inc.	33,776	2,457,542
C&J Energy Services, Inc.*	42,654	856,492
Cal Dive International, Inc.*	94,150	193,008
CARBO Ceramics, Inc.	18,786	1,861,881
Dawson Geophysical Co.*	7,542	244,889
Era Group, Inc.*	18,969	515,577
Exterran Holdings, Inc.*	54,244	1,495,507
Forum Energy Technologies, Inc.*	37,025	1,000,045
Geospace Technologies Corp.*	12,204	1,028,797
Global Geophysical Services, Inc.*	21,969	59,536
Gulf Island Fabrication, Inc.	13,398	328,385
Gulfmark Offshore, Inc., Class A	25,242	1,284,565
Helix Energy Solutions Group, Inc.*	100,082	2,539,080
Hercules Offshore, Inc.*	150,695	1,110,622
Hornbeck Offshore Services, Inc.*	33,923	1,948,537
ION Geophysical Corp.*	125,248	651,290
Key Energy Services, Inc.*	144,422	1,052,836
Matrix Service Co.*	25,874	507,648
Mitcham Industries, Inc.*	12,531	191,599
Natural Gas Services Group, Inc.*	11,563	310,120
Newpark Resources, Inc.*	81,235	1,028,435
Nuverra Environmental Solutions, Inc.*	137,584	315,067
Parker Drilling Co.*	111,530	635,721
PHI, Inc. (Non-Voting)*	11,866	447,467
Pioneer Energy Services Corp.*	59,032	443,330
RigNet, Inc.*	10,861	393,385
SEACOR Holdings, Inc.	18,966	1,715,285
Tesco Corp.*	28,529	472,726
TETRA Technologies, Inc.*	73,837	925,178
TGC Industries, Inc.	13,906	109,718
Vantage Drilling Co.*	189,463	327,771
Willbros Group, Inc.*	38,428	352,769

		27,308,532

Oil, Gas & Consumable Fuels (2.7%)
Abraxas Petroleum Corp.*	77,558	199,324
Adams Resources & Energy, Inc.	2,127	118,070
Alon USA Energy, Inc.	23,195	236,821
Alpha Natural Resources, Inc.*	208,606	1,243,292
Amyris, Inc.*	24,765	57,207
Apco Oil and Gas International, Inc.*	8,272	117,959
Approach Resources, Inc.*	33,245	873,679
Arch Coal, Inc.	199,998	821,992
Athlon Energy, Inc.*	16,586	542,362
Berry Petroleum Co., Class A	49,818	2,148,650
Bill Barrett Corp.*	46,434	1,165,958
Bonanza Creek Energy, Inc.*	27,920	1,347,419
BPZ Resources, Inc.*	113,002	220,354
Callon Petroleum Co.*	38,232	209,129
Carrizo Oil & Gas, Inc.*	38,171	1,424,160
Clayton Williams Energy, Inc.*	5,470	287,011
Clean Energy Fuels Corp.*	66,476	849,563
Cloud Peak Energy, Inc.*	57,709	846,591
Comstock Resources, Inc.	46,558	740,738
Contango Oil & Gas Co.	12,287	451,547
Crimson Exploration, Inc.*	19,660	59,177
Crosstex Energy, Inc.	45,319	946,714
Delek U.S. Holdings, Inc.	35,539	749,517
Diamondback Energy, Inc.*	18,119	772,594
Emerald Oil, Inc.*	35,249	253,440
Endeavour International Corp.*	45,425	243,024
Energy XXI Bermuda Ltd.	74,818	2,259,504
EPL Oil & Gas, Inc.*	28,227	1,047,504
Equal Energy Ltd.	33,198	156,363
Evolution Petroleum Corp.*	15,699	176,771
EXCO Resources, Inc.	128,044	863,017
Forest Oil Corp.*	112,932	688,885
Frontline Ltd.*	50,464	133,730
FX Energy, Inc.*	51,486	177,112
GasLog Ltd.	26,022	388,508
Gastar Exploration, Inc.*	52,528	207,486
Goodrich Petroleum Corp.*	25,195	611,987
Green Plains Renewable Energy, Inc.	23,459	376,517
Halcon Resources Corp.*	217,724	964,517
Hallador Energy Co.	7,882	57,539
Isramco, Inc.*	780	96,681
Jones Energy, Inc., Class A*	8,875	145,639
KiOR, Inc., Class A*	41,503	117,038
Knightsbridge Tankers Ltd.	23,704	241,070
Kodiak Oil & Gas Corp.*	251,608	3,034,392
L&L Energy, Inc.*	29,325	37,243
Magnum Hunter Resources Corp.*	163,225	1,007,098
Matador Resources Co.*	54,156	884,367
Midstates Petroleum Co., Inc.*	31,526	161,728
Miller Energy Resources, Inc.*	28,822	209,248
Nordic American Tankers Ltd.	64,009	527,434
Northern Oil and Gas, Inc.*	61,053	880,995
Panhandle Oil and Gas, Inc., Class A	6,170	174,488
PDC Energy, Inc.*	33,563	1,998,341
Penn Virginia Corp.*	54,006	359,140
PetroQuest Energy, Inc.*	54,861	219,993
Quicksilver Resources, Inc.*	122,041	240,421
Renewable Energy Group, Inc.*	20,949	317,377
Rentech, Inc.	79,306	157,026
Resolute Energy Corp.*	64,406	538,434
REX American Resources Corp.*	5,186	159,418
Rex Energy Corp.*	42,628	950,604
Rosetta Resources, Inc.*	57,705	3,142,614
Sanchez Energy Corp.*	35,382	934,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Scorpio Tankers, Inc.	172,874	$1,687,250
SemGroup Corp., Class A	40,181	2,291,121
Ship Finance International Ltd.	52,834	806,775
Solazyme, Inc.*	46,568	501,537
Stone Energy Corp.*	47,480	1,539,776
Swift Energy Co.*	41,755	476,842
Synergy Resources Corp.*	47,273	460,912
Targa Resources Corp.	31,188	2,275,476
Teekay Tankers Ltd., Class A	60,673	158,963
Triangle Petroleum Corp.*	63,422	622,804
Uranium Energy Corp.*	79,436	178,731
Ur-Energy, Inc.*	116,839	135,533
VAALCO Energy, Inc.*	55,362	308,920
W&T Offshore, Inc.	32,674	578,983
Warren Resources, Inc.*	69,017	202,220
Western Refining, Inc.	52,550	1,578,602
Westmoreland Coal Co.*	10,950	144,321
ZaZa Energy Corp.*	33,829	38,903

		55,558,629

Total Energy		82,867,161

Financials (15.9%)
Capital Markets (1.9%)
Apollo Investment Corp.	216,107	1,761,272
Arlington Asset Investment Corp., Class A	6,070	144,345
BGC Partners, Inc., Class A	122,959	694,718
BlackRock Kelso Capital Corp.	46,343	439,795
Calamos Asset Management, Inc., Class A	19,349	193,296
Capital Southwest Corp.	12,552	429,404
CIFC Corp.	6,092	48,066
Cohen & Steers, Inc.	18,179	641,900
Cowen Group, Inc., Class A*	92,788	320,119
Diamond Hill Investment Group, Inc.	2,701	288,872
Evercore Partners, Inc., Class A	30,210	1,487,238
FBR & Co.*	8,339	223,569
Fidus Investment Corp.	13,244	256,934
Fifth Street Finance Corp.	129,448	1,332,020
Financial Engines, Inc.	46,387	2,757,243
FXCM, Inc., Class A	35,489	700,908
GAMCO Investors, Inc., Class A	5,713	433,788
Garrison Capital, Inc.	5,873	86,803
GFI Group, Inc.	66,982	264,579
Gladstone Capital Corp.	21,043	183,705
Gladstone Investment Corp.	25,926	182,778
Golub Capital BDC, Inc.	33,897	587,774
Greenhill & Co., Inc.	27,001	1,346,810
GSV Capital Corp.*	18,346	271,888
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	14,771	168,389
Hercules Technology Growth Capital, Inc.	59,915	913,704
HFF, Inc., Class A	31,358	785,518
Horizon Technology Finance Corp.	8,722	116,177
ICG Group, Inc.*	35,846	508,655
INTL FCStone, Inc.*	13,029	266,443
Investment Technology Group, Inc.*	35,825	563,169
Janus Capital Group, Inc.	142,843	1,215,594
JMP Group, Inc.	14,806	91,649
KCAP Financial, Inc.	28,061	251,988
KCG Holdings, Inc., Class A*	67,694	586,907
Ladenburg Thalmann Financial Services, Inc.*	97,716	176,866
Main Street Capital Corp.	36,956	1,106,093
Manning & Napier, Inc.	13,370	223,012
MCG Capital Corp.	69,519	350,376
Medallion Financial Corp.	18,170	270,370
Medley Capital Corp.	38,394	529,453
MVC Capital, Inc.	21,729	283,781
New Mountain Finance Corp.	36,351	523,818
NGP Capital Resources Co.	20,487	152,218
Oppenheimer Holdings, Inc., Class A	9,193	163,360
PennantPark Floating Rate Capital Ltd.	12,818	176,632
PennantPark Investment Corp.	64,776	729,378
Piper Jaffray Cos., Inc.*	15,402	528,134
Prospect Capital Corp.	246,816	2,759,403
Pzena Investment Management, Inc., Class A	11,503	77,990
RCS Capital Corp., Class A	911	15,232
Safeguard Scientifics, Inc.*	20,023	314,161
Silvercrest Asset Management Group, Inc., Class A*	4,212	57,409
Solar Capital Ltd.	43,697	968,762
Solar Senior Capital Ltd.	11,461	207,215
Stellus Capital Investment Corp.	11,675	174,891
Stifel Financial Corp.*	60,345	2,487,421
SWS Group, Inc.*	26,954	150,403
TCP Capital Corp.	25,163	408,144
THL Credit, Inc.	31,769	496,232
TICC Capital Corp.	51,758	504,640
Triangle Capital Corp.	26,840	788,291
Virtus Investment Partners, Inc.*	6,281	1,021,542
Walter Investment Management Corp.*	35,195	1,391,610
Westwood Holdings Group, Inc.	6,676	320,782
WhiteHorse Finance, Inc.	6,547	98,860
WisdomTree Investments, Inc.*	94,903	1,101,824

		39,104,320

Commercial Banks (4.9%)
1st Source Corp.	14,514	390,717
1st United Bancorp, Inc./Florida	28,436	208,436
Access National Corp.	7,278	103,784
American National Bankshares, Inc.	7,719	179,081
Ameris Bancorp*	22,918	421,233
Ames National Corp.	8,966	204,156
Arrow Financial Corp.	10,486	267,488
BancFirst Corp.	6,858	370,812
Banco Latinoamericano de Comercio Exterior S.A., Class E	28,407	707,902
Bancorp, Inc./Delaware*	31,553	559,119
BancorpSouth, Inc.	90,465	1,803,872
Bank of Kentucky Financial Corp.	5,892	160,911
Bank of Marin Bancorp/California	5,306	220,464
Bank of the Ozarks, Inc.	29,501	1,415,753
Banner Corp.	18,440	703,670
Bar Harbor Bankshares	3,781	139,103
BBCN Bancorp, Inc.	74,935	1,031,106
BNC Bancorp	17,585	234,584
Boston Private Financial Holdings, Inc.	75,536	838,450
Bridge Bancorp, Inc.	8,820	189,630
Bridge Capital Holdings*	9,059	153,822
Bryn Mawr Bank Corp.	13,066	352,390
C&F Financial Corp.	3,233	156,477
Camden National Corp.	7,350	300,615
Capital Bank Financial Corp., Class A*	23,250	510,338
Capital City Bank Group, Inc.*	11,651	137,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cardinal Financial Corp.	29,215	$482,924
Cascade Bancorp*	5,704	33,254
Cathay General Bancorp	74,520	1,741,532
Center Bancorp, Inc.	11,163	158,961
Centerstate Banks, Inc.	28,716	277,971
Central Pacific Financial Corp.	20,012	354,212
Century Bancorp, Inc./Massachusetts, Class A	3,028	100,923
Chemical Financial Corp.	26,407	737,283
Chemung Financial Corp.	3,392	117,465
Citizens & Northern Corp.	12,024	239,759
City Holding Co.	15,205	657,464
CNB Financial Corp./Pennsylvania	12,148	207,123
CoBiz Financial, Inc.	33,121	319,949
Columbia Banking System, Inc.	48,510	1,198,197
Community Bank System, Inc.	38,517	1,314,200
Community Trust Bancorp, Inc.	13,551	550,035
CommunityOne Bancorp*	9,958	98,385
ConnectOne Bancorp, Inc.*	1,758	61,723
CU Bancorp*	9,001	164,268
Customers Bancorp, Inc.*	19,300	310,730
CVB Financial Corp.	87,468	1,182,567
Eagle Bancorp, Inc.*	21,405	605,547
Enterprise Bancorp, Inc./Massachusetts	6,887	130,233
Enterprise Financial Services Corp.	17,203	288,666
F.N.B. Corp./Pennsylvania	138,845	1,684,190
Farmers Capital Bank Corp.*	7,177	156,889
Fidelity Southern Corp.	12,444	190,891
Financial Institutions, Inc.	13,400	274,164
First Bancorp, Inc./Maine	9,319	156,373
First Bancorp/North Carolina	18,821	271,963
First BanCorp/Puerto Rico*	69,402	394,203
First Busey Corp.	70,454	367,065
First Commonwealth Financial Corp.	93,435	709,172
First Community Bancshares, Inc./Virginia	17,170	280,730
First Connecticut Bancorp, Inc./Connecticut	16,090	236,523
First Financial Bancorp	56,289	853,904
First Financial Bankshares, Inc.	29,689	1,746,307
First Financial Corp./Indiana	10,856	342,724
First Financial Holdings, Inc.	22,884	1,262,282
First Interstate Bancsystem, Inc.	16,896	408,038
First Merchants Corp.	26,900	466,177
First Midwest Bancorp, Inc./Illinois	70,722	1,068,609
First NBC Bank Holding Co.*	4,189	102,128
First of Long Island Corp.	7,658	297,513
First Security Group, Inc./Tennessee*	59,518	123,797
FirstMerit Corp.	157,146	3,411,640
Flushing Financial Corp.	29,567	545,511
German American Bancorp, Inc.	12,150	306,423
Glacier Bancorp, Inc.	68,288	1,687,396
Great Southern Bancorp, Inc.	9,925	280,183
Guaranty Bancorp	13,859	189,730
Hampton Roads Bankshares, Inc.*	33,354	47,363
Hancock Holding Co.	80,510	2,526,404
Hanmi Financial Corp.	29,835	494,366
Heartland Financial USA, Inc.	14,184	395,166
Heritage Commerce Corp.	19,930	152,465
Heritage Financial Corp./Washington	14,724	228,516
Heritage Oaks Bancorp*	18,625	119,200
Home BancShares, Inc./Arkansas	42,610	1,294,066
Home Federal Bancorp, Inc./Idaho	13,770	173,227
HomeTrust Bancshares, Inc.*	19,853	327,575
Horizon Bancorp/Indiana	8,322	194,319
Hudson Valley Holding Corp.	15,907	298,733
IBERIABANK Corp.	28,245	1,465,068
Independent Bank Corp./Massachusetts	22,048	787,114
Independent Bank Group, Inc.	3,901	140,436
International Bancshares Corp.	50,501	1,092,337
Intervest Bancshares Corp., Class A*	17,251	136,800
Investors Bancorp, Inc.	42,061	920,295
Lakeland Bancorp, Inc.	29,935	336,769
Lakeland Financial Corp.	15,836	517,045
LCNB Corp.	5,843	114,464
Macatawa Bank Corp.*	23,112	124,343
MainSource Financial Group, Inc.	19,323	293,516
MB Financial, Inc.	52,045	1,469,751
Mercantile Bank Corp.	8,271	180,142
Merchants Bancshares, Inc.	5,507	159,428
Metro Bancorp, Inc.*	13,532	284,307
MetroCorp Bancshares, Inc.	15,068	207,336
Middleburg Financial Corp.	5,010	96,593
MidSouth Bancorp, Inc.	7,891	122,311
MidWestOne Financial Group, Inc.	6,358	163,464
National Bank Holdings Corp., Class A	49,650	1,019,811
National Bankshares, Inc./Virginia	6,664	239,171
National Penn Bancshares, Inc.	111,182	1,117,379
NBT Bancorp, Inc.	42,214	970,078
NewBridge Bancorp*	24,212	176,505
Northrim BanCorp, Inc.	6,376	153,662
OFG Bancorp	43,330	701,513
Old National Bancorp/Indiana	96,386	1,368,681
OmniAmerican Bancorp, Inc.*	10,893	266,443
Pacific Continental Corp.	17,381	227,865
Pacific Premier Bancorp, Inc.*	14,611	196,372
PacWest Bancorp	36,232	1,244,932
Palmetto Bancshares, Inc.*	4,100	53,464
Park National Corp.	11,227	887,831
Park Sterling Corp.	42,790	274,284
Peapack-Gladstone Financial Corp.	8,474	157,193
Penns Woods Bancorp, Inc.	3,899	194,248
Peoples Bancorp, Inc./Ohio	10,381	216,755
Pinnacle Financial Partners, Inc.*	33,195	989,543
Preferred Bank/California*	11,274	200,564
PrivateBancorp, Inc.	61,576	1,317,726
Prosperity Bancshares, Inc.	57,369	3,547,699
Renasant Corp.	29,065	789,696
Republic Bancorp, Inc./Kentucky, Class A	9,598	264,425
S&T Bancorp, Inc.	28,165	682,156
Sandy Spring Bancorp, Inc.	23,874	555,309
Seacoast Banking Corp. of Florida*	71,354	154,838
Sierra Bancorp	11,714	184,261
Simmons First National Corp., Class A	15,919	494,922
Southside Bancshares, Inc.	17,400	466,668
Southwest Bancorp, Inc./Oklahoma* .	18,888	279,731
State Bank Financial Corp.	30,581	485,320
StellarOne Corp.	21,428	482,130
Sterling Bancorp/New York	30,327	416,390
Sterling Financial Corp./Washington	32,050	918,233
Suffolk Bancorp*	11,102	196,727
Sun Bancorp, Inc./New Jersey*	38,495	147,436
Susquehanna Bancshares, Inc.	176,299	2,212,552
SY Bancorp, Inc.	13,493	382,257
Taylor Capital Group, Inc.*	16,599	367,668
Texas Capital Bancshares, Inc.*	38,716	1,779,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tompkins Financial Corp.	14,015	$647,773
TowneBank/Virginia	25,033	360,976
Trico Bancshares	15,496	352,999
Tristate Capital Holdings, Inc.*	6,623	85,370
Trustmark Corp.	64,166	1,642,650
UMB Financial Corp.	32,765	1,780,450
Umpqua Holdings Corp.	106,428	1,726,262
Union First Market Bankshares Corp.	19,541	456,673
United Bankshares, Inc./West Virginia	10,445	302,696
United Community Banks, Inc./Georgia*	40,720	610,800
Univest Corp. of Pennsylvania	16,160	304,616
VantageSouth Bancshares, Inc.*	11,481	60,964
ViewPoint Financial Group, Inc.	38,306	791,785
Virginia Commerce Bancorp, Inc.*	25,950	403,004
Washington Banking Co.	15,093	212,208
Washington Trust Bancorp, Inc.	13,977	439,297
Webster Financial Corp.	85,571	2,184,628
WesBanco, Inc.	24,567	730,377
West Bancorp, Inc.	13,677	188,743
Westamerica Bancorp	25,973	1,291,897
Western Alliance Bancorp*	70,377	1,332,237
Wilshire Bancorp, Inc.	58,519	478,685
Wintrust Financial Corp.	35,230	1,446,896
Yadkin Financial Corp.*	13,812	237,981

		100,624,157

Consumer Finance (0.6%)
Cash America International, Inc.	27,060	1,225,277
Consumer Portfolio Services, Inc.*	16,390	97,193
Credit Acceptance Corp.*	6,799	753,397
DFC Global Corp.*	38,832	426,764
Encore Capital Group, Inc.*	23,412	1,073,674
EZCORP, Inc., Class A*	48,088	811,725
First Cash Financial Services, Inc.*	27,682	1,604,172
First Marblehead Corp.*	87,747	71,953
Green Dot Corp., Class A*	24,718	650,825
Imperial Holdings, Inc.*	16,759	106,084
Nelnet, Inc., Class A	21,618	831,212
Nicholas Financial, Inc.	10,313	167,999
Portfolio Recovery Associates, Inc.*	47,998	2,877,000
Regional Management Corp.*	5,194	165,169
World Acceptance Corp.*	8,829	793,904

		11,656,348

Diversified Financial Services (0.2%)
California First National Bancorp	2,815	48,052
Gain Capital Holdings, Inc.	10,471	131,830
MarketAxess Holdings, Inc.	35,723	2,144,809
Marlin Business Services Corp.	8,103	202,251
NewStar Financial, Inc.*	24,648	450,319
PHH Corp.*	54,288	1,288,797
PICO Holdings, Inc.*	20,949	453,755
Resource America, Inc., Class A	11,539	92,658

		4,812,471

Insurance (1.7%)
Ambac Financial Group, Inc.*	43,197	783,594
American Equity Investment Life Holding Co.	61,070	1,295,905
American Safety Insurance Holdings Ltd.*	9,360	282,672
AMERISAFE, Inc.	17,570	623,911
Amtrust Financial Services, Inc.	29,577	1,155,278
Argo Group International Holdings Ltd.	25,616	1,098,414
Baldwin & Lyons, Inc., Class B	8,868	216,202
Citizens, Inc./Texas*	41,407	357,756
CNO Financial Group, Inc.	209,788	3,020,947
Crawford & Co., Class B	24,954	242,054
Donegal Group, Inc., Class A	6,848	95,804
Eastern Insurance Holdings, Inc.	5,853	142,872
eHealth, Inc.*	17,487	564,131
EMC Insurance Group, Inc.	4,286	129,351
Employers Holdings, Inc.	19,104	568,153
Enstar Group Ltd.*	8,988	1,227,761
FBL Financial Group, Inc., Class A	8,306	372,939
First American Financial Corp.	102,694	2,500,599
Fortegra Financial Corp.*	6,006	51,111
Global Indemnity plc*	7,857	200,039
Greenlight Capital Reinsurance Ltd., Class A*	26,820	762,761
Hallmark Financial Services, Inc.*	12,671	112,392
HCI Group, Inc.	8,718	356,043
Health Insurance Innovations, Inc., Class A*	4,749	56,751
Hilltop Holdings, Inc.*	58,984	1,091,204
Horace Mann Educators Corp.	37,677	1,069,273
Independence Holding Co.	6,980	99,674
Infinity Property & Casualty Corp.	10,873	702,396
Investors Title Co.	1,264	94,926
Kansas City Life Insurance Co.	3,589	158,706
Maiden Holdings Ltd.	47,509	561,081
Meadowbrook Insurance Group, Inc.	46,952	305,188
Montpelier Reinsurance Holdings Ltd.	42,104	1,096,809
National Interstate Corp.	6,346	176,482
National Western Life Insurance Co., Class A	2,016	406,768
Navigators Group, Inc.*	9,804	566,377
OneBeacon Insurance Group Ltd., Class A	21,838	322,329
Phoenix Cos., Inc.*	5,540	214,232
Platinum Underwriters Holdings Ltd.	28,010	1,673,037
Primerica, Inc.	53,842	2,171,986
RLI Corp.	20,421	1,785,204
Safety Insurance Group, Inc.	12,516	662,973
Selective Insurance Group, Inc.	52,592	1,288,504
State Auto Financial Corp.	13,917	291,422
Stewart Information Services Corp.	20,265	648,277
Symetra Financial Corp.	76,421	1,361,822
Third Point Reinsurance Ltd.*	22,616	327,706
Tower Group International Ltd.	55,906	391,342
United Fire Group, Inc.	19,382	590,570
Universal Insurance Holdings, Inc.	26,436	186,374

		34,462,102

Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	53,289	1,315,173
AG Mortgage Investment Trust, Inc. (REIT)	29,773	494,827
Agree Realty Corp. (REIT)	13,233	399,372
Alexander’s, Inc. (REIT)	2,030	580,824
American Assets Trust, Inc. (REIT)	32,346	986,876
American Capital Mortgage Investment Corp. (REIT)	58,497	1,155,901
American Realty Capital Properties, Inc. (REIT)	149,884	1,828,585
American Residential Properties, Inc. (REIT)*	13,606	239,602
AmREIT, Inc. (REIT)	19,944	346,028
Anworth Mortgage Asset Corp. (REIT)	147,529	712,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Apollo Commercial Real Estate Finance, Inc. (REIT)	39,260	$599,500
Apollo Residential Mortgage, Inc. (REIT)	30,511	445,155
Ares Commercial Real Estate Corp. (REIT)	19,916	247,556
Armada Hoffler Properties, Inc. (REIT)	18,991	188,201
ARMOUR Residential REIT, Inc. (REIT)	365,709	1,535,978
Ashford Hospitality Trust, Inc. (REIT)	57,309	707,193
Associated Estates Realty Corp. (REIT)	53,103	791,766
Aviv REIT, Inc. (REIT)	11,557	263,500
Campus Crest Communities, Inc. (REIT)	64,493	696,524
CapLease, Inc. (REIT)	85,599	726,735
Capstead Mortgage Corp. (REIT)	96,264	1,133,027
Cedar Realty Trust, Inc. (REIT)	68,570	355,193
Chambers Street Properties (REIT)	226,059	1,984,798
Chatham Lodging Trust (REIT)	20,567	367,327
Chesapeake Lodging Trust (REIT)	47,134	1,109,534
Colonial Properties Trust (REIT)	84,659	1,903,981
Colony Financial, Inc. (REIT)	63,360	1,265,933
CoreSite Realty Corp. (REIT)	19,731	669,670
Cousins Properties, Inc. (REIT)	159,206	1,638,230
CubeSmart (REIT)	126,603	2,258,598
CyrusOne, Inc. (REIT)	18,277	346,897
CYS Investments, Inc. (REIT)	171,123	1,391,230
DCT Industrial Trust, Inc. (REIT)	279,944	2,012,797
DiamondRock Hospitality Co. (REIT)	186,740	1,992,516
DuPont Fabros Technology, Inc. (REIT)	59,958	1,545,118
Dynex Capital, Inc. (REIT)	55,676	488,279
EastGroup Properties, Inc. (REIT)	29,345	1,737,517
Education Realty Trust, Inc. (REIT)	111,096	1,010,974
Ellington Residential Mortgage REIT (REIT)	6,781	104,224
EPR Properties (REIT)	45,523	2,218,791
Equity One, Inc. (REIT)	58,249	1,273,323
Excel Trust, Inc. (REIT)	46,503	558,036
FelCor Lodging Trust, Inc. (REIT)*	117,337	722,796
First Industrial Realty Trust, Inc. (REIT)	102,119	1,661,476
First Potomac Realty Trust (REIT)	57,420	721,769
Franklin Street Properties Corp. (REIT)	87,937	1,120,317
GEO Group, Inc. (REIT)	44,803	1,489,700
Getty Realty Corp. (REIT)	24,710	480,115
Gladstone Commercial Corp. (REIT)	13,383	240,359
Glimcher Realty Trust (REIT)	137,876	1,344,291
Government Properties Income Trust (REIT)	34,143	817,042
Gramercy Property Trust, Inc. (REIT)*	58,394	242,335
Healthcare Realty Trust, Inc. (REIT)	91,482	2,114,149
Hersha Hospitality Trust (REIT)	193,569	1,082,051
Highwoods Properties, Inc. (REIT)	86,311	3,047,641
Hudson Pacific Properties, Inc. (REIT)	41,789	812,796
Inland Real Estate Corp. (REIT)	83,745	856,711
Invesco Mortgage Capital, Inc. (REIT)	127,568	1,963,272
Investors Real Estate Trust (REIT)	98,465	812,336
iStar Financial, Inc. (REIT)*	80,511	969,352
JAVELIN Mortgage Investment Corp. (REIT)	14,587	172,564
Kite Realty Group Trust (REIT)	87,251	517,398
LaSalle Hotel Properties (REIT)	91,025	2,596,033
Lexington Realty Trust (REIT)	161,727	1,816,194
LTC Properties, Inc. (REIT)	33,565	1,274,799
Medical Properties Trust, Inc. (REIT)	155,203	1,888,821
Monmouth Real Estate Investment Corp. (REIT), Class A	41,796	379,090
MPG Office Trust, Inc. (REIT)*	58,649	183,571
National Health Investors, Inc. (REIT)	23,768	1,352,162
New Residential Investment Corp. (REIT)	242,210	1,603,430
New York Mortgage Trust, Inc. (REIT)	64,785	404,906
NorthStar Realty Finance Corp. (REIT)	229,740	2,131,987
One Liberty Properties, Inc. (REIT)	11,674	236,749
Parkway Properties, Inc./Maryland (REIT)	41,849	743,657
Pebblebrook Hotel Trust (REIT)	58,741	1,686,454
Pennsylvania Real Estate Investment Trust (REIT)	64,749	1,210,806
PennyMac Mortgage Investment Trust (REIT)	8,208	186,157
Physicians Realty Trust (REIT)*	7,892	95,651
Potlatch Corp. (REIT)	38,757	1,537,878
PS Business Parks, Inc. (REIT)	17,567	1,310,850
RAIT Financial Trust (REIT)	66,781	472,809
Ramco-Gershenson Properties Trust (REIT)	57,446	885,243
Redwood Trust, Inc. (REIT)	78,676	1,549,130
Resource Capital Corp. (REIT)	124,251	738,051
Retail Opportunity Investments Corp. (REIT)	67,747	936,264
Rexford Industrial Realty, Inc. (REIT)*	13,118	177,224
RLJ Lodging Trust (REIT)	117,287	2,755,072
Rouse Properties, Inc. (REIT)	21,253	437,387
Ryman Hospitality Properties, Inc. (REIT)	43,037	1,485,207
Sabra Health Care REIT, Inc. (REIT)	36,256	834,251
Saul Centers, Inc. (REIT)	7,615	352,194
Select Income REIT (REIT)	22,100	570,180
Silver Bay Realty Trust Corp. (REIT)	15,732	246,363
Sovran Self Storage, Inc. (REIT)	30,127	2,280,011
STAG Industrial, Inc. (REIT)	41,441	833,793
Strategic Hotels & Resorts, Inc. (REIT)*	171,741	1,490,712
Summit Hotel Properties, Inc. (REIT)	72,838	669,381
Sun Communities, Inc. (REIT)	34,443	1,467,961
Sunstone Hotel Investors, Inc. (REIT)	154,397	1,967,018
Terreno Realty Corp. (REIT)	22,767	404,342
UMH Properties, Inc. (REIT)	15,627	155,176
Universal Health Realty Income Trust (REIT)	4,493	188,122
Urstadt Biddle Properties, Inc. (REIT), Class A	9,209	183,075
Washington Real Estate Investment Trust (REIT)	64,412	1,627,691
Western Asset Mortgage Capital Corp. (REIT)	26,586	425,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Whitestone REIT (REIT)	17,665	$260,205
Winthrop Realty Trust (REIT)	28,733	320,373
ZAIS Financial Corp. (REIT)	6,003	104,152

		107,272,016

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	40,796	1,469,472
Altisource Residential Corp.	24,163	555,266
AV Homes, Inc.*	6,201	108,270
Consolidated-Tomoka Land Co.	5,895	226,899
Forestar Group, Inc.*	33,080	712,212
Kennedy-Wilson Holdings, Inc.	53,150	986,464
Tejon Ranch Co.*	14,005	431,914
Thomas Properties Group, Inc.	31,556	212,056

		4,702,553

Thrifts & Mortgage Finance (1.2%)
Astoria Financial Corp.	83,868	1,043,318
Banc of California, Inc.	13,505	186,774
Bank Mutual Corp.	44,435	278,607
BankFinancial Corp.	19,558	174,457
BBX Capital Corp., Class A*	7,107	102,128
Beneficial Mutual Bancorp, Inc.*	30,131	300,406
Berkshire Hills Bancorp, Inc.	24,253	608,993
BofI Holding, Inc.*	11,525	747,511
Brookline Bancorp, Inc.	67,422	634,441
Capitol Federal Financial, Inc.	141,209	1,755,228
Charter Financial Corp./Maryland	22,182	239,566
Clifton Savings Bancorp, Inc.	7,882	97,658
Dime Community Bancshares, Inc.	30,603	509,540
Doral Financial Corp.*	6,327	120,719
ESB Financial Corp.	11,867	151,304
ESSA Bancorp, Inc.	8,306	86,549
EverBank Financial Corp.	76,896	1,151,902
Farmer Mac, Class C	9,850	328,793
First Defiance Financial Corp.	9,274	216,919
First Federal Bancshares of Arkansas, Inc.*	3,012	28,162
First Financial Northwest, Inc.	13,050	136,111
Flagstar Bancorp, Inc.*	19,195	283,318
Fox Chase Bancorp, Inc.	11,631	202,379
Franklin Financial Corp./Virginia	9,927	188,216
Hingham Institution for Savings	1,099	76,831
Home Bancorp, Inc.*	6,109	110,329
Home Loan Servicing Solutions Ltd.	66,875	1,471,919
HomeStreet, Inc.	12,323	237,834
Kearny Financial Corp.*	13,148	134,373
Meridian Interstate Bancorp, Inc.*	7,659	166,890
Meta Financial Group, Inc.	5,286	200,868
MGIC Investment Corp.*	307,818	2,240,915
NASB Financial, Inc.*	3,771	103,439
Northfield Bancorp, Inc./New Jersey	54,902	666,510
Northwest Bancshares, Inc.	89,556	1,183,930
OceanFirst Financial Corp.	13,350	225,749
Oritani Financial Corp.	43,741	719,977
PennyMac Financial Services, Inc., Class A*	12,395	232,902
Provident Financial Holdings, Inc.	8,842	146,866
Provident Financial Services, Inc.	56,647	918,248
Provident New York Bancorp	42,758	465,635
Radian Group, Inc.	164,211	2,287,459
Rockville Financial, Inc.	26,365	342,745
Roma Financial Corp.*	7,000	130,130
Territorial Bancorp, Inc.	10,187	223,808
Tree.com, Inc.	6,181	162,313
TrustCo Bank Corp./New York	91,965	548,111
United Community Financial Corp./Ohio*	41,443	161,213
United Financial Bancorp, Inc.	18,679	302,039
Walker & Dunlop, Inc.*	15,886	252,746
Waterstone Financial, Inc.*	7,119	72,258
Westfield Financial, Inc.	18,278	129,043
WSFS Financial Corp.	7,388	445,127

		23,933,206

Total Financials		326,567,173

Health Care (9.3%)
Biotechnology (3.0%)
ACADIA Pharmaceuticals, Inc.*	66,333	1,822,168
Achillion Pharmaceuticals, Inc.*	92,003	277,849
Acorda Therapeutics, Inc.*	38,318	1,313,541
Aegerion Pharmaceuticals, Inc.*	27,263	2,336,712
Agios Pharmaceuticals, Inc.*	6,098	170,500
Alnylam Pharmaceuticals, Inc.*	54,854	3,511,205
AMAG Pharmaceuticals, Inc.*	20,590	442,273
Amicus Therapeutics, Inc.*	30,200	70,064
Anacor Pharmaceuticals, Inc.*	24,447	259,627
Arena Pharmaceuticals, Inc.*	206,674	1,089,172
ArQule, Inc.*	56,373	131,349
Array BioPharma, Inc.*	111,465	693,312
Astex Pharmaceuticals, Inc.*	89,263	756,950
AVEO Pharmaceuticals, Inc.*	50,480	104,494
Biotime, Inc.*	34,963	132,859
Bluebird Bio, Inc.*	6,049	163,081
Cell Therapeutics, Inc.*	109,807	180,084
Celldex Therapeutics, Inc.*	76,439	2,708,234
Cellular Dynamics International, Inc.*	3,225	59,372
Cepheid, Inc.*	63,317	2,471,896
Chelsea Therapeutics International Ltd.*	64,902	195,355
ChemoCentryx, Inc.*	23,170	128,825
Chimerix, Inc.*	8,026	176,412
Clovis Oncology, Inc.*	15,046	914,496
Conatus Pharmaceuticals, Inc.*	1,581	15,889
Coronado Biosciences, Inc.*	24,278	170,432
Curis, Inc.*	76,636	341,797
Cytokinetics, Inc.*	24,731	187,708
Cytori Therapeutics, Inc.*	59,758	139,236
Dendreon Corp.*	151,182	442,963
Durata Therapeutics, Inc.*	12,043	108,869
Dyax Corp.*	104,111	714,201
Dynavax Technologies Corp.*	177,060	212,472
Emergent Biosolutions, Inc.*	25,700	489,585
Enanta Pharmaceuticals, Inc.*	3,441	78,868
Enzon Pharmaceuticals, Inc.	37,118	62,358
Epizyme, Inc.*	5,653	226,855
Esperion Therapeutics, Inc.*	3,683	69,461
Exact Sciences Corp.*	65,993	779,377
Exelixis, Inc.*	173,165	1,007,820
Fibrocell Science, Inc.*	15,618	68,407
Galena Biopharma, Inc.*	93,027	211,171
Genomic Health, Inc.*	15,864	485,121
Geron Corp.*	124,565	417,293
GTx, Inc.*	24,968	50,186
Halozyme Therapeutics, Inc.*	83,795	925,097
Hyperion Therapeutics, Inc.*	7,967	208,178
Idenix Pharmaceuticals, Inc.*	95,292	496,471
ImmunoGen, Inc.*	79,741	1,357,192
Immunomedics, Inc.*	70,135	434,136
Infinity Pharmaceuticals, Inc.*	45,301	790,502
Insmed, Inc.*	32,275	503,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Insys Therapeutics, Inc.*	4,880	$170,751
Intercept Pharmaceuticals, Inc.*	6,533	450,973
InterMune, Inc.*	77,116	1,185,273
Intrexon Corp.*	10,387	246,068
Ironwood Pharmaceuticals, Inc.*	87,701	1,039,257
Isis Pharmaceuticals, Inc.*	106,002	3,979,315
KaloBios Pharmaceuticals, Inc.*	8,045	36,363
Keryx Biopharmaceuticals, Inc.*	77,593	783,689
KYTHERA Biopharmaceuticals, Inc.*	9,688	442,742
Lexicon Pharmaceuticals, Inc.*	215,721	511,259
Ligand Pharmaceuticals, Inc., Class B*	16,746	724,767
MannKind Corp.*	140,722	802,115
MEI Pharma, Inc.*	9,100	103,194
Merrimack Pharmaceuticals, Inc.*	91,263	346,799
MiMedx Group, Inc.*	79,671	332,228
Momenta Pharmaceuticals, Inc.*	44,852	645,420
Nanosphere, Inc.*	47,092	94,184
Neurocrine Biosciences, Inc.*	63,474	718,526
NewLink Genetics Corp.*	16,062	301,644
Novavax, Inc.*	128,743	406,828
NPS Pharmaceuticals, Inc.*	94,739	3,013,648
OncoGenex Pharmaceutical, Inc.*	14,020	129,965
OncoMed Pharmaceuticals, Inc.*	3,858	59,066
Onconova Therapeutics, Inc.*	5,157	136,506
Opko Health, Inc.*	178,574	1,573,237
Orexigen Therapeutics, Inc.*	91,030	558,924
Osiris Therapeutics, Inc.*	15,484	257,654
OvaScience, Inc.*	8,397	83,214
PDL BioPharma, Inc.	134,869	1,074,906
Peregrine Pharmaceuticals, Inc.*	140,128	197,580
Portola Pharmaceuticals, Inc.*	9,265	247,839
Progenics Pharmaceuticals, Inc.*	55,382	278,571
Prothena Corp. plc*	11,267	227,931
PTC Therapeutics, Inc.*	8,500	182,410
Puma Biotechnology, Inc.*	20,952	1,124,284
Raptor Pharmaceutical Corp.*	55,397	827,631
Receptos, Inc.*	5,474	142,160
Regulus Therapeutics, Inc.*	8,402	79,231
Repligen Corp.*	29,725	329,650
Rigel Pharmaceuticals, Inc.*	83,814	300,054
Sangamo BioSciences, Inc.*	56,256	589,563
Sarepta Therapeutics, Inc.*	31,874	1,505,409
SIGA Technologies, Inc.*	35,384	135,875
Spectrum Pharmaceuticals, Inc.	58,747	492,887
Stemline Therapeutics, Inc.*	8,775	397,420
Sunesis Pharmaceuticals, Inc.*	30,829	152,912
Synageva BioPharma Corp.*	16,165	1,023,406
Synergy Pharmaceuticals, Inc.*	76,880	351,342
Synta Pharmaceuticals Corp.*	39,223	247,497
Targacept, Inc.*	26,497	140,699
Tesaro, Inc.*	12,810	496,259
Tetraphase Pharmaceuticals, Inc.*	10,714	121,925
TG Therapeutics, Inc.*	13,576	69,102
Threshold Pharmaceuticals, Inc.*	45,135	209,878
Vanda Pharmaceuticals, Inc.*	31,049	340,608
Verastem, Inc.*	15,316	190,531
Vical, Inc.*	72,427	90,534
XOMA Corp.*	64,797	290,291
ZIOPHARM Oncology, Inc.*	64,657	255,395

		62,352,677

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.	20,856	878,038
ABIOMED, Inc.*	36,547	696,951
Accuray, Inc.*	70,932	524,187
Align Technology, Inc.*	69,134	3,326,728
Alphatec Holdings, Inc.*	57,603	113,478
Analogic Corp.	11,455	946,641
AngioDynamics, Inc.*	22,570	297,924
Anika Therapeutics, Inc.*	11,377	272,593
Antares Pharma, Inc.*	107,932	438,204
ArthroCare Corp.*	26,531	943,973
AtriCure, Inc.*	19,877	218,249
Atrion Corp.	1,422	367,985
Biolase, Inc.*	31,303	59,788
Cantel Medical Corp.	30,378	967,539
Cardiovascular Systems, Inc.*	19,839	397,772
Cerus Corp.*	66,874	448,725
CONMED Corp.	26,322	894,685
CryoLife, Inc.	25,901	181,307
Cutera, Inc.*	13,987	124,484
Cyberonics, Inc.*	26,186	1,328,678
Cynosure, Inc., Class A*	18,320	417,879
Derma Sciences, Inc.*	12,823	158,749
DexCom, Inc.*	66,699	1,882,913
Endologix, Inc.*	59,348	957,283
Exactech, Inc.*	8,544	172,162
GenMark Diagnostics, Inc.*	32,580	395,847
Globus Medical, Inc., Class A*	51,698	902,647
Greatbatch, Inc.*	22,483	765,097
Haemonetics Corp.*	48,404	1,930,352
HeartWare International, Inc.*	15,588	1,141,197
ICU Medical, Inc.*	12,349	838,868
Insulet Corp.*	50,521	1,830,881
Integra LifeSciences Holdings Corp.*	18,729	753,842
Invacare Corp.	30,400	525,008
MAKO Surgical Corp.*	39,796	1,174,380
Masimo Corp.	46,209	1,231,008
Medical Action Industries, Inc.*	13,824	91,791
Meridian Bioscience, Inc.	39,040	923,296
Merit Medical Systems, Inc.*	40,423	490,331
Natus Medical, Inc.*	28,778	408,072
Navidea Biopharmaceuticals, Inc.*	114,724	304,019
Neogen Corp.*	22,736	1,380,530
NuVasive, Inc.*	41,665	1,020,376
NxStage Medical, Inc.*	56,871	748,422
OraSure Technologies, Inc.*	52,675	316,577
Orthofix International N.V.*	18,534	386,619
PhotoMedex, Inc.*	13,142	208,958
Quidel Corp.*	26,747	759,615
Rochester Medical Corp.*	10,169	202,973
Rockwell Medical, Inc.*	37,150	423,882
RTI Surgical, Inc.*	53,070	198,482
Solta Medical, Inc.*	67,510	140,421
Spectranetics Corp.*	37,937	636,583
STAAR Surgical Co.*	34,420	466,047
STERIS Corp.	55,275	2,374,614
SurModics, Inc.*	13,845	329,234
Symmetry Medical, Inc.*	35,800	292,128
TearLab Corp.*	27,065	299,339
Thoratec Corp.*	54,112	2,017,836
Tornier N.V.*	24,731	478,050
Unilife Corp.*	90,665	301,008
Utah Medical Products, Inc.	3,073	182,659
Vascular Solutions, Inc.*	15,451	259,577
Volcano Corp.*	51,333	1,227,885
West Pharmaceutical Services, Inc.	65,708	2,703,884
Wright Medical Group, Inc.*	38,105	993,778
Zeltiq Aesthetics, Inc.*	16,670	151,197

		49,224,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.9%)
Acadia Healthcare Co., Inc.*	33,486	$1,320,353
Accretive Health, Inc.*	56,259	513,082
Addus HomeCare Corp.*	5,286	153,135
Air Methods Corp.	36,821	1,568,575
Alliance HealthCare Services, Inc.*	4,739	131,223
Almost Family, Inc.	7,606	147,785
Amedisys, Inc.*	29,931	515,412
AMN Healthcare Services, Inc.*	43,761	602,151
Amsurg Corp.*	30,047	1,192,866
Bio-Reference Labs, Inc.*	23,038	688,375
BioScrip, Inc.*	55,719	489,213
Capital Senior Living Corp.*	27,395	579,404
Centene Corp.*	51,529	3,295,795
Chemed Corp.	17,916	1,280,994
Chindex International, Inc.*	11,135	189,852
Corvel Corp.*	9,992	369,404
Cross Country Healthcare, Inc.*	26,122	158,299
Emeritus Corp.*	37,854	701,435
Ensign Group, Inc.	18,390	756,013
ExamWorks Group, Inc.*	28,916	751,527
Five Star Quality Care, Inc.*	41,174	212,870
Gentiva Health Services, Inc.*	29,582	356,167
Hanger, Inc.*	32,685	1,103,446
HealthSouth Corp.	82,669	2,850,427
Healthways, Inc.*	32,112	594,393
IPC The Hospitalist Co., Inc.*	15,780	804,938
Kindred Healthcare, Inc.	50,668	680,471
Landauer, Inc.	9,094	466,067
LHC Group, Inc.*	11,335	265,919
Magellan Health Services, Inc.*	25,328	1,518,667
Molina Healthcare, Inc.*	26,888	957,213
MWI Veterinary Supply, Inc.*	12,098	1,806,957
National Healthcare Corp.	10,024	473,834
National Research Corp., Class A*	8,790	165,516
National Research Corp., Class B*	546	16,304
Owens & Minor, Inc.	59,860	2,070,557
PharMerica Corp.*	28,322	375,833
Providence Service Corp.*	10,156	291,376
Select Medical Holdings Corp.	47,048	379,677
Skilled Healthcare Group, Inc., Class A*	18,720	81,619
Team Health Holdings, Inc.*	65,002	2,466,176
Triple-S Management Corp., Class B*	21,682	398,732
U.S. Physical Therapy, Inc.	11,525	358,197
Universal American Corp.	36,686	279,547
USMD Holdings, Inc.*	1,037	27,491
Vanguard Health Systems, Inc.*	32,103	674,484
WellCare Health Plans, Inc.*	41,127	2,868,197

		37,949,968

Health Care Technology (0.6%)
athenahealth, Inc.*	34,720	3,769,203
Computer Programs & Systems, Inc.	10,635	622,148
Greenway Medical Technologies*	13,836	285,713
HealthStream, Inc.*	19,107	723,773
HMS Holdings Corp.*	82,976	1,784,814
MedAssets, Inc.*	57,606	1,464,345
Medidata Solutions, Inc.*	25,123	2,485,418
Merge Healthcare, Inc.*	62,122	162,138
Omnicell, Inc.*	32,638	772,868
Quality Systems, Inc.	37,829	822,024
Vocera Communications, Inc.*	20,540	382,044

		13,274,488

Life Sciences Tools & Services (0.3%)
Accelerate Diagnostics, Inc.*	10,363	138,968
Affymetrix, Inc.*	67,826	420,521
Albany Molecular Research, Inc.*	22,182	285,926
Cambrex Corp.*	28,794	380,081
Fluidigm Corp.*	24,132	529,456
Furiex Pharmaceuticals, Inc.*	6,337	278,765
Harvard Bioscience, Inc.*	23,735	124,846
Luminex Corp.*	35,378	707,560
NeoGenomics, Inc.*	31,004	93,012
Pacific Biosciences of California, Inc.*	44,656	246,948
PAREXEL International Corp.*	53,594	2,692,026
Sequenom, Inc.*	111,025	296,437

		6,194,546

Pharmaceuticals (1.1%)
AcelRx Pharmaceuticals, Inc.*	21,985	236,779
Akorn, Inc.*	55,085	1,084,073
Alimera Sciences, Inc.*	16,353	61,487
Ampio Pharmaceuticals, Inc.*	26,761	200,708
Aratana Therapeutics, Inc.*	2,973	48,579
Auxilium Pharmaceuticals, Inc.*	46,708	851,487
AVANIR Pharmaceuticals, Inc., Class A*	138,804	588,529
BioDelivery Sciences International, Inc.*	28,559	155,075
Cadence Pharmaceuticals, Inc.*	58,955	372,006
Cempra, Inc.*	16,773	192,890
Corcept Therapeutics, Inc.*	48,620	77,306
Cornerstone Therapeutics, Inc.*	7,822	73,605
Depomed, Inc.*	53,990	403,845
Endocyte, Inc.*	29,116	388,116
Hi-Tech Pharmacal Co., Inc.	10,623	458,382
Horizon Pharma, Inc.*	48,526	164,018
Impax Laboratories, Inc.*	64,736	1,327,735
Lannett Co., Inc.*	15,650	341,483
Medicines Co.*	59,424	1,991,893
Nektar Therapeutics*	109,026	1,139,322
Omeros Corp.*	28,191	274,862
Omthera Pharmaceuticals, Inc.(b)*†	4,193	2,516
Optimer Pharmaceuticals, Inc.*	46,543	586,442
Pacira Pharmaceuticals, Inc.*	26,147	1,257,409
Pernix Therapeutics Holdings*	16,543	45,162
Pozen, Inc.*	25,262	144,751
Questcor Pharmaceuticals, Inc.	49,174	2,852,092
Repros Therapeutics, Inc.*	21,224	568,803
Sagent Pharmaceuticals, Inc.*	16,635	339,354
Santarus, Inc.*	52,504	1,185,015
Sciclone Pharmaceuticals, Inc.*	51,053	258,839
Sucampo Pharmaceuticals, Inc., Class A*	13,264	82,767
Supernus Pharmaceuticals, Inc.*	14,593	106,967
TherapeuticsMD, Inc.*	74,000	216,820
ViroPharma, Inc.*	61,717	2,425,478
Vivus, Inc.*	95,316	888,345
XenoPort, Inc.*	41,683	236,759
Zogenix, Inc.*	69,488	129,248

		21,758,947

Total Health Care		190,754,851

Industrials (10.3%)
Aerospace & Defense (1.2%)
AAR Corp.	37,356	1,020,939
Aerovironment, Inc.*	17,685	408,523
American Science & Engineering, Inc.	7,748	467,282
API Technologies Corp.*	29,481	86,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Astronics Corp.*	11,972	$595,128
Cubic Corp.	18,695	1,003,548
Curtiss-Wright Corp.	44,040	2,068,118
DigitalGlobe, Inc.*	70,628	2,233,257
Ducommun, Inc.*	10,150	291,102
Engility Holdings, Inc.*	16,374	519,547
Erickson Air-Crane, Inc.*	3,754	58,788
Esterline Technologies Corp.*	29,540	2,359,951
GenCorp, Inc.*	57,584	923,072
HEICO Corp.	50,335	3,409,693
Innovative Solutions & Support, Inc.	12,361	98,394
KEYW Holding Corp.*	30,315	407,737
Kratos Defense & Security Solutions, Inc.*	41,554	344,067
LMI Aerospace, Inc.*	9,665	129,124
Moog, Inc., Class A*	42,666	2,503,214
National Presto Industries, Inc.	4,514	317,831
Orbital Sciences Corp.*	56,384	1,194,213
Sparton Corp.*	9,683	246,916
Taser International, Inc.*	48,383	721,391
Teledyne Technologies, Inc.*	35,274	2,995,821

		24,404,035

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	49,538	371,040
Atlas Air Worldwide Holdings, Inc.*	24,328	1,121,764
Echo Global Logistics, Inc.*	16,920	354,305
Forward Air Corp.	28,333	1,143,236
Hub Group, Inc., Class A*	34,843	1,366,891
Pacer International, Inc.*	33,350	206,436
Park-Ohio Holdings Corp.*	8,292	318,579
UTi Worldwide, Inc.	85,631	1,293,884
XPO Logistics, Inc.*	27,531	596,597

		6,772,732

Airlines (0.5%)
Allegiant Travel Co.	14,254	1,501,801
Hawaiian Holdings, Inc.*	49,771	370,296
JetBlue Airways Corp.*	219,626	1,462,709
Republic Airways Holdings, Inc.*	46,018	547,614
SkyWest, Inc.	48,276	700,968
Spirit Airlines, Inc.*	57,203	1,960,347
U.S. Airways Group, Inc.*	181,803	3,446,985

		9,990,720

Building Products (0.4%)
AAON, Inc.	26,352	699,909
American Woodmark Corp.*	10,009	346,812
Apogee Enterprises, Inc.	27,630	820,058
Builders FirstSource, Inc.*	41,497	244,002
Gibraltar Industries, Inc.*	28,264	403,045
Griffon Corp.	41,673	522,579
Insteel Industries, Inc.	17,250	277,725
NCI Building Systems, Inc.*	19,699	250,965
Nortek, Inc.*	8,518	585,272
Patrick Industries, Inc.*	6,498	195,265
PGT, Inc.*	32,050	317,616
Ply Gem Holdings, Inc.*	16,022	223,988
Quanex Building Products Corp.	35,853	675,112
Simpson Manufacturing Co., Inc.	38,323	1,248,180
Trex Co., Inc.*	16,854	834,779
Universal Forest Products, Inc.	18,552	781,039
USG Corp.*	27,666	790,694

		9,217,040

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	52,002	1,384,293
ACCO Brands Corp.*	106,565	707,592
Acorn Energy, Inc.	17,250	101,775
ARC Document Solutions, Inc.*	36,266	166,461
Brink’s Co.	45,594	1,290,310
Casella Waste Systems, Inc., Class A*	36,597	210,433
CECO Environmental Corp.	14,508	204,273
Cenveo, Inc.*	52,193	153,969
CompX International, Inc.	253	3,284
Consolidated Graphics, Inc.*	6,762	379,078
Costa, Inc.*	8,940	170,039
Courier Corp.	10,846	171,584
Deluxe Corp.	48,219	2,008,804
EnerNOC, Inc.*	25,155	377,073
Ennis, Inc.	24,716	445,877
G&K Services, Inc., Class A	18,546	1,119,993
Healthcare Services Group, Inc.	64,719	1,667,161
Heritage-Crystal Clean, Inc.*	8,264	148,917
Herman Miller, Inc.	55,299	1,613,625
HNI Corp.	42,775	1,547,599
InnerWorkings, Inc.*	41,460	407,137
Interface, Inc.	55,991	1,110,861
Intersections, Inc.	9,430	82,701
Kimball International, Inc., Class B	30,209	335,018
Knoll, Inc.	46,084	780,663
McGrath RentCorp	24,098	860,299
Mine Safety Appliances Co.	26,776	1,381,909
Mobile Mini, Inc.*	36,396	1,239,648
Multi-Color Corp.	11,241	381,407
NL Industries, Inc.	6,177	70,109
Performant Financial Corp.*	21,899	239,137
Quad/Graphics, Inc.	23,744	720,868
Schawk, Inc.	12,605	187,058
Standard Parking Corp.*	14,861	399,612
Steelcase, Inc., Class A	79,859	1,327,257
Swisher Hygiene, Inc.*	106,859	64,810
Team, Inc.*	19,636	780,531
Tetra Tech, Inc.*	61,669	1,596,610
TMS International Corp., Class A	13,907	242,538
TRC Cos., Inc.*	15,130	111,962
U.S. Ecology, Inc.	17,658	532,036
UniFirst Corp.	13,918	1,453,318
United Stationers, Inc.	38,151	1,659,568
Viad Corp.	18,833	469,883
West Corp.	20,505	454,596

		30,761,676

Construction & Engineering (0.6%)
Aegion Corp.*	37,587	891,940
Ameresco, Inc., Class A*	20,207	202,474
Argan, Inc.	13,653	299,956
Comfort Systems USA, Inc.	36,107	606,959
Dycom Industries, Inc.*	31,981	895,148
EMCOR Group, Inc.	63,900	2,500,407
Furmanite Corp.*	36,127	357,657
Granite Construction, Inc.	37,576	1,149,826
Great Lakes Dredge & Dock Corp.	59,144	438,848
Layne Christensen Co.*	19,411	387,444
MasTec, Inc.*	56,984	1,726,615
Michael Baker Corp.	8,317	336,589
MYR Group, Inc.*	20,526	498,782
Northwest Pipe Co.*	8,745	287,536
Orion Marine Group, Inc.*	27,298	284,172
Pike Electric Corp.	26,716	302,425
Primoris Services Corp.	34,192	870,870
Sterling Construction Co., Inc.*	16,966	156,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tutor Perini Corp.*	35,420	$755,154

		12,949,738

Electrical Equipment (1.1%)
Acuity Brands, Inc.	40,904	3,763,986
American Superconductor Corp.*	43,637	102,111
AZZ, Inc.	24,162	1,011,421
Brady Corp., Class A	43,474	1,325,957
Capstone Turbine Corp.*	293,400	346,212
Coleman Cable, Inc.	8,208	173,271
Encore Wire Corp.	19,506	769,317
EnerSys, Inc.	45,589	2,764,061
Enphase Energy, Inc.*	15,473	125,950
Franklin Electric Co., Inc.	44,561	1,755,703
FuelCell Energy, Inc.*	153,855	198,473
Generac Holdings, Inc.	48,805	2,081,045
General Cable Corp.	47,333	1,502,823
Global Power Equipment Group, Inc.	15,987	321,498
GrafTech International Ltd.*	110,405	932,922
II-VI, Inc.*	47,873	900,970
LSI Industries, Inc.	20,084	169,509
Polypore International, Inc.*	44,285	1,814,356
Powell Industries, Inc.*	8,730	535,062
Power Solutions International, Inc.*	1,900	112,328
PowerSecure International, Inc.*	19,959	320,342
Preformed Line Products Co.	2,388	171,769
Revolution Lighting Technologies, Inc.*	29,228	74,824
Thermon Group Holdings, Inc.*	26,072	602,524
Vicor Corp.*	16,573	135,567

		22,012,001

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	34,169	1,117,668

Machinery (2.4%)
Accuride Corp.*	38,165	196,168
Actuant Corp., Class A	69,320	2,692,389
Alamo Group, Inc.	6,721	328,724
Albany International Corp., Class A	26,207	940,045
Altra Holdings, Inc.	25,393	683,326
American Railcar Industries, Inc.	8,502	333,533
Ampco-Pittsburgh Corp.	7,877	141,156
Astec Industries, Inc.	19,427	698,595
Barnes Group, Inc.	50,959	1,779,488
Blount International, Inc.*	47,010	569,291
Briggs & Stratton Corp.	45,688	919,243
Chart Industries, Inc.*	28,674	3,528,049
CIRCOR International, Inc.	16,579	1,030,882
CLARCOR, Inc.	46,955	2,607,411
Columbus McKinnon Corp.*	18,492	444,363
Commercial Vehicle Group, Inc.*	22,436	178,591
Douglas Dynamics, Inc.	21,560	317,579
Dynamic Materials Corp.	12,744	295,406
Energy Recovery, Inc.*	42,204	305,979
EnPro Industries, Inc.*	19,816	1,193,121
ESCO Technologies, Inc.	24,742	822,177
ExOne Co.*	6,107	260,158
Federal Signal Corp.*	58,791	756,640
Flow International Corp.*	46,033	183,672
FreightCar America, Inc.	11,341	234,532
Global Brass & Copper Holdings, Inc.*	7,655	134,269
Gorman-Rupp Co.	14,311	574,157
Graham Corp.	8,911	321,954
Greenbrier Cos., Inc.*	23,729	586,818
Hardinge, Inc.	11,109	171,634
Hurco Cos., Inc.	6,010	155,419
Hyster-Yale Materials Handling, Inc.	9,875	885,491
John Bean Technologies Corp.	27,273	678,552
Kadant, Inc.	10,683	358,842
Kaydon Corp.	30,818	1,094,655
L.B. Foster Co., Class A	9,796	448,069
Lindsay Corp.	12,270	1,001,477
Lydall, Inc.*	16,025	275,149
Manitex International, Inc.*	11,924	130,329
Meritor, Inc.*	92,296	725,447
Middleby Corp.*	17,761	3,710,451
Miller Industries, Inc.	10,222	173,570
Mueller Industries, Inc.	26,435	1,471,636
Mueller Water Products, Inc., Class A	148,975	1,190,310
NN, Inc.	16,316	253,877
Omega Flex, Inc.	2,318	43,787
PMFG, Inc.*	19,618	145,173
Proto Labs, Inc.*	16,374	1,250,810
RBC Bearings, Inc.*	21,627	1,425,003
Rexnord Corp.*	27,889	580,091
Standex International Corp.	11,934	708,880
Sun Hydraulics Corp.	20,559	745,264
Tecumseh Products Co., Class A*	17,463	156,294
Tennant Co.	17,387	1,077,994
Titan International, Inc.	50,944	745,820
Trimas Corp.*	41,856	1,561,229
Twin Disc, Inc.	7,953	207,812
Wabash National Corp.*	64,786	755,405
Watts Water Technologies, Inc., Class A	26,903	1,516,522
Woodward, Inc.	64,786	2,645,212
Xerium Technologies, Inc.*	10,449	121,104

		49,469,024

Marine (0.1%)
International Shipholding Corp.	5,211	142,990
Matson, Inc.	40,712	1,067,876
Ultrapetrol Bahamas Ltd.*	19,613	73,352

		1,284,218

Professional Services (1.0%)
Acacia Research Corp.	46,540	1,073,212
Advisory Board Co.*	33,454	1,989,844
Barrett Business Services, Inc.	6,720	452,323
CBIZ, Inc.*	35,317	262,758
CDI Corp.	13,979	214,019
Corporate Executive Board Co.	31,593	2,294,284
CRA International, Inc.*	9,388	174,805
Exponent, Inc.	12,463	895,342
Franklin Covey Co.*	9,214	165,391
FTI Consulting, Inc.*	38,146	1,441,919
GP Strategies Corp.*	14,204	372,429
Heidrick & Struggles International, Inc.	17,615	335,742
Huron Consulting Group, Inc.*	21,908	1,152,580
ICF International, Inc.*	18,378	650,765
Insperity, Inc.	21,460	806,896
Kelly Services, Inc., Class A	25,069	488,093
Kforce, Inc.	25,119	444,355
Korn/Ferry International*	46,216	989,022
Mistras Group, Inc.*	16,001	272,017
National Technical Systems, Inc.*	6,705	153,209
Navigant Consulting, Inc.*	47,317	731,521
Odyssey Marine Exploration, Inc.*	75,266	226,551
On Assignment, Inc.*	43,642	1,440,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pendrell Corp.*	153,577	$297,939
Resources Connection, Inc.	38,667	524,711
RPX Corp.*	30,432	533,473
TrueBlue, Inc.*	38,814	931,924
VSE Corp.	3,850	180,758
WageWorks, Inc.*	23,730	1,197,179

		20,693,247

Road & Rail (0.4%)
Arkansas Best Corp.	24,238	622,190
Celadon Group, Inc.	19,232	359,061
Heartland Express, Inc.	43,431	616,286
Knight Transportation, Inc.	55,777	921,436
Marten Transport Ltd.	22,150	379,873
Patriot Transportation Holding, Inc.*	6,021	203,690
Quality Distribution, Inc.*	19,903	183,904
Roadrunner Transportation Systems, Inc.*	16,807	474,630
Saia, Inc.*	22,849	712,432
Swift Transportation Co.*	79,415	1,603,389
Universal Truckload Services, Inc.	4,984	132,873
Werner Enterprises, Inc.	43,116	1,005,896
YRC Worldwide, Inc.*	9,914	167,348

		7,383,008

Trading Companies & Distributors (0.7%)
Aceto Corp.	25,965	405,573
Aircastle Ltd.	65,378	1,138,231
Applied Industrial Technologies, Inc.	39,875	2,053,563
Beacon Roofing Supply, Inc.*	46,648	1,719,912
BlueLinx Holdings, Inc.*	35,793	69,796
CAI International, Inc.*	16,363	380,767
DXP Enterprises, Inc.*	8,916	704,097
Edgen Group, Inc.*	15,878	120,673
H&E Equipment Services, Inc.*	28,966	769,337
Houston Wire & Cable Co.	16,902	227,670
Kaman Corp.	25,297	957,744
Rush Enterprises, Inc., Class A*	32,385	858,526
TAL International Group, Inc.	32,415	1,514,753
Textainer Group Holdings Ltd.	20,545	778,039
Titan Machinery, Inc.*	16,641	267,421
Watsco, Inc.	24,622	2,321,116

		14,287,218

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	38,802	812,126

Total Industrials		211,154,451

Information Technology (12.9%)
Communications Equipment (1.4%)
ADTRAN, Inc.	56,143	1,495,649
Alliance Fiber Optic Products, Inc.	11,246	230,206
Anaren, Inc.*	10,840	276,420
ARRIS Group, Inc.*	109,174	1,862,508
Aruba Networks, Inc.*	108,190	1,800,282
Aviat Networks, Inc.*	57,568	148,525
Bel Fuse, Inc., Class B	9,175	160,012
Black Box Corp.	14,390	440,910
CalAmp Corp.*	32,957	581,032
Calix, Inc.*	38,513	490,270
Ciena Corp.*	96,082	2,400,128
Comtech Telecommunications Corp.	15,915	387,053
Digi International, Inc.*	23,871	238,949
Emulex Corp.*	86,933	674,600
Extreme Networks, Inc.*	88,025	459,490
Finisar Corp.*	88,290	1,998,003
Globecomm Systems, Inc.*	22,089	309,909
Harmonic, Inc.*	95,200	732,088
Infinera Corp.*	109,310	1,236,296
InterDigital, Inc.	39,023	1,456,729
Ixia*	53,197	833,597
KVH Industries, Inc.*	14,407	198,817
NETGEAR, Inc.*	36,151	1,115,620
Numerex Corp., Class A*	13,167	144,179
Oplink Communications, Inc.*	17,925	337,348
Parkervision, Inc.*	84,707	283,768
PC-Tel, Inc.	17,223	152,424
Plantronics, Inc.	40,794	1,878,564
Procera Networks, Inc.*	19,862	307,662
Ruckus Wireless, Inc.*	41,944	705,918
ShoreTel, Inc.*	55,607	335,866
Sonus Networks, Inc.*	206,616	698,362
Symmetricom, Inc.*	38,332	184,760
Tellabs, Inc.	331,322	752,101
Tessco Technologies, Inc.	5,218	175,847
Ubiquiti Networks, Inc.	11,719	393,641
ViaSat, Inc.*	37,264	2,375,580
Westell Technologies, Inc., Class A*	41,330	138,455

		28,391,568

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	28,811	172,866
Cray, Inc.*	37,350	899,014
Datalink Corp.*	16,806	227,217
Electronics for Imaging, Inc.*	43,846	1,389,041
Fusion-io, Inc.*	72,000	964,080
Hutchinson Technology, Inc.*	22,813	79,389
Imation Corp.*	31,338	128,486
Immersion Corp.*	26,715	352,371
QLogic Corp.*	83,541	913,939
Quantum Corp.*	204,276	281,901
Silicon Graphics International Corp.*	32,328	525,330
Super Micro Computer, Inc.*	30,178	408,610
Synaptics, Inc.*	30,909	1,368,651

		7,710,895

Electronic Equipment, Instruments & Components (1.9%)
Aeroflex Holding Corp.*	18,219	128,262
Agilysys, Inc.*	13,412	159,871
Anixter International, Inc.*	25,563	2,240,853
Audience, Inc.*	9,134	102,666
Badger Meter, Inc.	13,790	641,235
Belden, Inc.	41,601	2,664,544
Benchmark Electronics, Inc.*	51,062	1,168,809
Checkpoint Systems, Inc.*	39,117	653,254
Cognex Corp.	82,052	2,573,151
Coherent, Inc.	22,875	1,405,669
Control4 Corp.*	3,429	59,390
CTS Corp.	31,208	492,150
Daktronics, Inc.	35,006	391,717
DTS, Inc.*	17,368	364,728
Electro Rent Corp.	18,379	333,395
Electro Scientific Industries, Inc.	22,454	262,936
Fabrinet*	26,997	454,629
FARO Technologies, Inc.*	16,050	676,828
FEI Co.	39,230	3,444,394
Gerber Scientific, Inc. (Escrow Shares)(b)*†	14,176	—
GSI Group, Inc.*	28,645	273,273
Insight Enterprises, Inc.*	40,593	768,020
InvenSense, Inc.*	53,948	950,564
Itron, Inc.*	37,141	1,590,749
Kemet Corp.*	42,844	179,088

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Littelfuse, Inc.	20,823	$1,628,775
Maxwell Technologies, Inc.*	28,097	255,121
Measurement Specialties, Inc.*	14,511	787,077
Mercury Systems, Inc.*	30,623	305,924
Mesa Laboratories, Inc.	2,420	163,616
Methode Electronics, Inc.	34,934	978,152
MTS Systems Corp.	14,853	955,791
Multi-Fineline Electronix, Inc.*	8,101	131,398
Neonode, Inc.*	24,080	154,594
Newport Corp.*	37,083	579,607
OSI Systems, Inc.*	18,901	1,407,557
Park Electrochemical Corp.	19,715	564,835
PC Connection, Inc.	8,503	128,310
Plexus Corp.*	32,012	1,190,846
RadiSys Corp.*	21,446	68,842
RealD, Inc.*	39,004	273,028
Richardson Electronics Ltd.	10,839	123,239
Rofin-Sinar Technologies, Inc.*	26,386	638,805
Rogers Corp.*	16,081	956,498
Sanmina Corp.*	77,741	1,359,690
ScanSource, Inc.*	26,331	911,053
SYNNEX Corp.*	24,804	1,524,206
TTM Technologies, Inc.*	50,090	488,377
Uni-Pixel, Inc.*	10,169	180,296
Universal Display Corp.*	38,053	1,218,838
Viasystems Group, Inc.*	3,312	47,858
Vishay Precision Group, Inc.*	11,492	167,209
Zygo Corp.*	15,570	248,809

		39,418,526

Internet Software & Services (2.2%)
Active Network, Inc.*	51,689	739,670
Angie’s List, Inc.*	39,986	899,685
Bankrate, Inc.*	43,511	895,021
Bazaarvoice, Inc.*	46,091	418,506
Blucora, Inc.*	37,589	863,795
Brightcove, Inc.*	27,157	305,516
Carbonite, Inc.*	11,413	171,195
ChannelAdvisor Corp.*	5,790	212,088
comScore, Inc.*	33,603	973,479
Constant Contact, Inc.*	28,933	685,423
Cornerstone OnDemand, Inc.*	38,176	1,963,773
CoStar Group, Inc.*	26,953	4,525,409
Cvent, Inc.*	5,645	198,535
Dealertrack Technologies, Inc.*	40,918	1,752,927
Demand Media, Inc.*	34,772	219,759
Demandware, Inc.*	15,411	713,992
Dice Holdings, Inc.*	39,933	339,830
Digital River, Inc.*	33,515	598,913
E2open, Inc.*	14,119	316,266
EarthLink, Inc.	97,718	483,704
eGain Corp.*	12,395	187,041
Envestnet, Inc.*	21,416	663,896
Global Eagle Entertainment, Inc.*	20,500	191,470
Gogo, Inc.*	9,782	173,826
Internap Network Services Corp.*	50,660	352,087
IntraLinks Holdings, Inc.*	36,562	321,746
j2 Global, Inc.	43,339	2,146,147
Limelight Networks, Inc.*	49,968	96,438
Liquidity Services, Inc.*	23,474	787,787
LivePerson, Inc.*	51,633	487,415
LogMeIn, Inc.*	22,956	712,784
Marchex, Inc., Class B	21,360	155,501
Marin Software, Inc.*	8,866	111,268
Marketo, Inc.*	6,771	215,859
Millennial Media, Inc.*	34,282	242,374
Monster Worldwide, Inc.*	110,644	489,046
Move, Inc.*	37,425	634,354
Net Element International, Inc.*	1,800	8,280
NIC, Inc.	61,003	1,409,779
OpenTable, Inc.*	21,694	1,518,146
Perficient, Inc.*	31,611	580,378
QuinStreet, Inc.*	29,520	278,964
RealNetworks, Inc.*	18,804	160,962
Reis, Inc.*	8,049	130,152
Responsys, Inc.*	34,665	571,972
SciQuest, Inc.*	21,703	487,449
Shutterstock, Inc.*	7,022	510,640
Spark Networks, Inc.*	16,467	137,005
SPS Commerce, Inc.*	14,170	948,256
Stamps.com, Inc.*	12,260	563,102
support.com, Inc.*	47,755	260,265
TechTarget, Inc.*	12,304	61,397
Textura Corp.*	4,623	199,159
Travelzoo, Inc.*	7,592	201,492
Tremor Video, Inc.*	5,995	55,334
Trulia, Inc.*	26,341	1,238,817
United Online, Inc.	88,446	705,799
Unwired Planet, Inc.*	30,709	53,127
ValueClick, Inc.*	72,228	1,505,954
VistaPrint N.V.*	30,931	1,748,220
Vocus, Inc.*	18,315	170,513
Web.com Group, Inc.*	39,596	1,280,535
WebMD Health Corp.*	33,298	952,323
XO Group, Inc.*	25,294	326,798
Xoom Corp.*	7,347	233,708
Yelp, Inc.*	28,198	1,866,144
YuMe, Inc.*	3,568	37,821
Zillow, Inc., Class A*	22,051	1,860,443
Zix Corp.*	59,275	289,855

		45,599,314

IT Services (1.5%)
Acxiom Corp.*	69,599	1,975,916
Blackhawk Network Holdings, Inc.*	10,823	260,077
CACI International, Inc., Class A*	21,841	1,509,431
Cardtronics, Inc.*	42,305	1,569,515
Cass Information Systems, Inc.	9,657	515,394
CIBER, Inc.*	70,622	233,053
Computer Task Group, Inc.	14,709	237,697
Convergys Corp.	98,813	1,852,744
CSG Systems International, Inc.	31,789	796,314
EPAM Systems, Inc.*	20,711	714,529
Euronet Worldwide, Inc.*	46,902	1,866,700
EVERTEC, Inc.	28,468	632,274
ExlService Holdings, Inc.*	30,676	873,652
Forrester Research, Inc.	11,642	427,960
Global Cash Access Holdings, Inc.*	62,735	489,960
Hackett Group, Inc.	24,398	173,958
Heartland Payment Systems, Inc.	34,361	1,364,819
Higher One Holdings, Inc.*	30,098	230,852
iGATE Corp.*	32,764	909,529
Lionbridge Technologies, Inc.*	55,227	203,788
Luxoft Holding, Inc.*	3,765	99,660
ManTech International Corp., Class A	22,160	637,322
MAXIMUS, Inc.	64,532	2,906,521
ModusLink Global Solutions, Inc.*	34,257	93,864
MoneyGram International, Inc.*	20,553	402,428
Planet Payment, Inc.*	40,600	103,124
PRGX Global, Inc.*	27,186	170,184
Sapient Corp.*	103,913	1,617,925
ServiceSource International, Inc.*	57,694	696,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sykes Enterprises, Inc.*	36,537	$654,378
Syntel, Inc.	14,394	1,152,959
TeleTech Holdings, Inc.*	18,461	463,186
Unisys Corp.*	42,004	1,058,081
Virtusa Corp.*	19,098	554,988
WEX, Inc.*	36,580	3,209,895

		30,659,621

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Energy Industries, Inc.*	36,848	645,577
Alpha & Omega Semiconductor Ltd.*	15,982	134,409
Ambarella, Inc.*	18,041	352,160
Amkor Technology, Inc.*	60,458	259,365
ANADIGICS, Inc.*	79,042	155,713
Applied Micro Circuits Corp.*	68,225	880,103
ATMI, Inc.*	29,801	790,323
Axcelis Technologies, Inc.*	103,208	217,769
Brooks Automation, Inc.	61,827	575,609
Cabot Microelectronics Corp.*	21,804	839,890
Cavium, Inc.*	48,539	1,999,807
CEVA, Inc.*	21,133	364,544
Cirrus Logic, Inc.*	60,393	1,369,713
Cohu, Inc.	23,275	253,930
Cypress Semiconductor Corp.*	140,083	1,308,375
Diodes, Inc.*	33,683	825,234
DSP Group, Inc.*	18,361	129,445
Entegris, Inc.*	131,488	1,334,603
Entropic Communications, Inc.*	85,690	375,322
Exar Corp.*	36,152	484,798
FormFactor, Inc.*	51,302	351,932
GSI Technology, Inc.*	19,030	133,781
GT Advanced Technologies, Inc.*	111,881	952,107
Hittite Microwave Corp.*	29,727	1,942,660
Inphi Corp.*	24,938	334,917
Integrated Device Technology, Inc.*	124,695	1,174,627
Integrated Silicon Solution, Inc.*	26,564	289,282
Intermolecular, Inc.*	16,367	90,182
International Rectifier Corp.*	65,791	1,629,643
Intersil Corp., Class A	120,180	1,349,621
IXYS Corp.	22,588	217,974
Kopin Corp.*	62,088	250,215
Lattice Semiconductor Corp.*	110,329	492,067
LTX-Credence Corp.*	45,107	296,804
MA-COM Technology Solutions Holdings, Inc.*	9,931	169,026
MaxLinear, Inc., Class A*	21,818	180,871
Micrel, Inc.	44,197	402,635
Microsemi Corp.*	87,555	2,123,209
Mindspeed Technologies, Inc.*	41,702	126,774
MKS Instruments, Inc.	49,784	1,323,757
Monolithic Power Systems, Inc.	34,789	1,053,411
MoSys, Inc.*	44,472	165,436
Nanometrics, Inc.*	21,880	352,706
NeoPhotonics Corp.*	19,074	140,957
NVE Corp.*	4,593	234,427
OmniVision Technologies, Inc.*	51,275	785,020
PDF Solutions, Inc.*	23,891	507,684
Peregrine Semiconductor Corp.*	25,161	225,694
Pericom Semiconductor Corp.*	21,137	164,869
Photronics, Inc.*	56,681	443,812
PLX Technology, Inc.*	43,648	262,761
PMC-Sierra, Inc.*	192,555	1,274,714
Power Integrations, Inc.	27,340	1,480,461
Rambus, Inc.*	105,163	988,532
RF Micro Devices, Inc.*	265,188	1,495,660
Rubicon Technology, Inc.*	17,268	209,116
Rudolph Technologies, Inc.*	31,098	354,517
Semtech Corp.*	63,557	1,906,075
Sigma Designs, Inc.*	28,721	160,550
Silicon Image, Inc.*	73,795	394,065
Spansion, Inc., Class A*	44,982	453,868
SunEdison, Inc.*	251,101	2,001,275
SunPower Corp.*	39,096	1,022,751
Supertex, Inc.	9,211	233,407
Tessera Technologies, Inc.	49,746	962,585
TriQuint Semiconductor, Inc.*	154,026	1,252,231
Ultra Clean Holdings, Inc.*	22,452	155,143
Ultratech, Inc.*	26,148	792,284
Veeco Instruments, Inc.*	37,185	1,384,398
Volterra Semiconductor Corp.*	23,984	551,632

		48,538,814

Software (3.1%)
Accelrys, Inc.*	52,886	521,456
ACI Worldwide, Inc.*	37,542	2,029,521
Actuate Corp.*	44,926	330,206
Advent Software, Inc.	30,792	977,646
American Software, Inc., Class A	22,620	193,175
Aspen Technology, Inc.*	88,387	3,053,771
AVG Technologies N.V.*	22,991	550,405
Blackbaud, Inc.	43,112	1,683,092
Bottomline Technologies (de), Inc.*	35,656	994,089
BroadSoft, Inc.*	26,237	945,319
Callidus Software, Inc.*	35,884	329,056
CommVault Systems, Inc.*	43,936	3,858,899
Comverse, Inc.*	20,811	664,911
Cyan, Inc.*	7,760	77,988
Digimarc Corp.	5,906	119,301
Ebix, Inc.	30,348	301,659
Ellie Mae, Inc.*	25,088	803,067
EPIQ Systems, Inc.	29,685	392,436
ePlus, Inc.	3,524	182,120
Fair Isaac Corp.	33,805	1,868,740
FleetMatics Group plc*	15,653	587,770
Gigamon, Inc.*	7,064	272,953
Glu Mobile, Inc.*	59,963	167,297
Guidance Software, Inc.*	15,821	143,496
Guidewire Software, Inc.*	39,753	1,872,764
Imperva, Inc.*	19,145	804,473
Infoblox, Inc.*	47,411	1,982,728
Interactive Intelligence Group, Inc.*	14,605	927,271
Jive Software, Inc.*	37,960	474,500
Manhattan Associates, Inc.*	18,378	1,754,180
Mentor Graphics Corp.	89,921	2,101,454
MicroStrategy, Inc., Class A*	8,536	885,695
Mitek Systems, Inc.*	23,814	123,357
Model N, Inc.*	7,822	77,438
Monotype Imaging Holdings, Inc.	36,008	1,031,989
NetScout Systems, Inc.*	34,043	870,480
Pegasystems, Inc.	16,342	650,575
Progress Software Corp.*	52,095	1,348,219
Proofpoint, Inc.*	20,600	661,672
PROS Holdings, Inc.*	21,210	725,170
PTC, Inc.*	112,836	3,207,927
QAD, Inc., Class A	5,035	68,677
QAD, Inc., Class B	249	2,801
Qlik Technologies, Inc.*	82,274	2,817,062
Qualys, Inc.*	14,326	306,433
Rally Software Development Corp.*	6,687	200,343
RealPage, Inc.*	43,646	1,010,841
Rosetta Stone, Inc.*	11,234	182,328
Sapiens International Corp. N.V.	15,825	95,741

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SeaChange International, Inc.*	31,083	$356,522
Silver Spring Networks, Inc.*	5,757	99,769
Sourcefire, Inc.*	29,496	2,239,336
SS&C Technologies Holdings, Inc.*	54,896	2,091,538
Synchronoss Technologies, Inc.*	27,480	1,045,889
Take-Two Interactive Software, Inc.*	76,517	1,389,549
Tangoe, Inc.*	29,236	697,571
TeleCommunication Systems, Inc., Class A*	44,858	110,351
Telenav, Inc.*	16,463	96,144
TiVo, Inc.*	120,432	1,498,174
Tyler Technologies, Inc.*	29,811	2,607,568
Ultimate Software Group, Inc.*	26,132	3,851,857
VASCO Data Security International, Inc.*	27,331	215,642
Verint Systems, Inc.*	49,777	1,844,736
VirnetX Holding Corp.*	40,035	816,714
Vringo, Inc.*	65,500	188,640

		64,382,491

Total Information Technology		264,701,229

Materials (3.5%)
Chemicals (1.6%)
A. Schulman, Inc.	27,552	811,682
Advanced Emissions Solutions, Inc.*	9,611	410,582
American Pacific Corp.*	5,577	305,397
American Vanguard Corp.	27,096	729,424
Arabian American Development Co.*	19,814	180,307
Axiall Corp.	66,165	2,500,375
Balchem Corp.	27,944	1,446,102
Calgon Carbon Corp.*	51,185	972,003
Chase Corp.	5,854	171,991
Chemtura Corp.*	92,633	2,129,633
Ferro Corp.*	68,401	623,133
Flotek Industries, Inc.*	45,347	1,042,981
FutureFuel Corp.	20,753	372,724
GSE Holding, Inc.*	6,878	14,306
H.B. Fuller Co.	47,507	2,146,841
Hawkins, Inc.	8,713	328,829
Innophos Holdings, Inc.	20,664	1,090,646
Innospec, Inc.	22,208	1,036,225
Intrepid Potash, Inc.	51,905	813,870
KMG Chemicals, Inc.	7,620	167,564
Koppers Holdings, Inc.	19,809	844,854
Kraton Performance Polymers, Inc.*	31,039	608,054
Landec Corp.*	24,567	299,717
LSB Industries, Inc.*	18,286	613,130
Marrone Bio Innovations, Inc.*	2,797	47,129
Minerals Technologies, Inc.	32,947	1,626,593
Olin Corp.	76,360	1,761,625
OM Group, Inc.*	30,110	1,017,116
OMNOVA Solutions, Inc.*	44,572	381,091
Penford Corp.*	8,723	124,913
PolyOne Corp.	93,626	2,875,255
Quaker Chemical Corp.	12,396	905,528
Sensient Technologies Corp.	47,327	2,266,490
Stepan Co.	17,698	1,021,706
Taminco Corp.*	15,078	306,083
Tredegar Corp.	23,365	607,490
Zep, Inc.	21,187	344,501
Zoltek Cos., Inc.*	26,168	436,744

		33,382,634

Construction Materials (0.1%)
Headwaters, Inc.*	70,186	630,972
Texas Industries, Inc.*	20,861	1,383,293
United States Lime & Minerals, Inc.*	1,729	101,319
US Concrete, Inc.*	13,494	270,690

		2,386,274

Containers & Packaging (0.3%)
AEP Industries, Inc.*	4,118	306,009
Berry Plastics Group, Inc.*	52,463	1,047,686
Boise, Inc.	95,088	1,198,109
Graphic Packaging Holding Co.*	197,867	1,693,741
Myers Industries, Inc.	26,804	539,028
UFP Technologies, Inc.*	4,962	112,985

		4,897,558

Metals & Mining (1.0%)
A.M. Castle & Co.*	16,778	270,126
AK Steel Holding Corp.*	127,973	479,899
Allied Nevada Gold Corp.*	99,644	416,512
AMCOL International Corp.	26,376	861,968
Century Aluminum Co.*	49,232	396,317
Coeur Mining, Inc.*	95,317	1,148,570
Commercial Metals Co.	110,427	1,871,738
General Moly, Inc.*	55,055	90,841
Globe Specialty Metals, Inc.	60,646	934,555
Gold Resource Corp.	31,847	211,146
Handy & Harman Ltd.*	4,922	117,488
Haynes International, Inc.	11,665	528,774
Hecla Mining Co.	316,652	994,287
Horsehead Holding Corp.*	41,939	522,560
Kaiser Aluminum Corp.	17,746	1,264,402
Materion Corp.	19,208	615,808
Midway Gold Corp.*	103,025	98,389
Molycorp, Inc.*	117,499	770,793
Noranda Aluminum Holding Corp.	33,127	81,492
Olympic Steel, Inc.	8,501	236,158
Paramount Gold and Silver Corp.*	131,140	169,171
RTI International Metals, Inc.*	29,723	952,325
Schnitzer Steel Industries, Inc., Class A	23,911	658,509
Stillwater Mining Co.*	112,592	1,239,638
SunCoke Energy, Inc.*	66,203	1,125,451
U.S. Silica Holdings, Inc.	20,918	520,858
Universal Stainless & Alloy Products, Inc.*	6,411	208,550
Walter Energy, Inc.	58,991	827,644
Worthington Industries, Inc.	50,009	1,721,810

		19,335,779

Paper & Forest Products (0.5%)
Boise Cascade Co.*	11,642	313,752
Clearwater Paper Corp.*	20,983	1,002,358
Deltic Timber Corp.	10,595	690,158
KapStone Paper and Packaging Corp.	38,593	1,651,780
Louisiana-Pacific Corp.*	132,061	2,322,953
Neenah Paper, Inc.	15,280	600,657
P.H. Glatfelter Co.	40,600	1,099,042
Resolute Forest Products, Inc.*	64,951	858,652
Schweitzer-Mauduit International, Inc.	29,817	1,804,823
Wausau Paper Corp.	47,050	611,180

		10,955,355

Total Materials		70,957,600

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.4%)
8x8, Inc.*	66,970	674,388
Atlantic Tele-Network, Inc.	8,632	449,986
Cbeyond, Inc.*	23,618	151,391

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cincinnati Bell, Inc.*	198,750	$540,600
Cogent Communications Group, Inc.	44,389	1,431,545
Consolidated Communications Holdings, Inc.	40,559	699,237
Fairpoint Communications, Inc.*	20,257	193,454
General Communication, Inc., Class A*	30,601	291,322
Hawaiian Telcom Holdco, Inc.*	10,055	267,463
HickoryTech Corp.	14,648	166,694
IDT Corp., Class B	15,089	267,830
inContact, Inc.*	51,632	426,997
Inteliquent, Inc.	30,640	295,982
Iridium Communications, Inc.*	60,626	417,107
Lumos Networks Corp.	15,166	328,647
magicJack VocalTec Ltd.*	17,902	230,399
ORBCOMM, Inc.*	34,163	180,039
Premiere Global Services, Inc.*	45,722	455,391
Primus Telecommunications Group, Inc.	11,496	38,971
Straight Path Communications, Inc., Class B*	7,822	41,144
Towerstream Corp.*	63,372	181,244
Vonage Holdings Corp.*	52,249	164,062

		7,893,893

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	17,582	123,074
Leap Wireless International, Inc.*	50,818	802,416
NII Holdings, Inc.*	161,400	979,698
NTELOS Holdings Corp.	15,555	292,434
Shenandoah Telecommunications Co.	22,598	544,612
USA Mobility, Inc.	20,554	291,045

		3,033,279

Total Telecommunication Services		10,927,172

Utilities (2.2%)
Electric Utilities (0.9%)
ALLETE, Inc.	37,970	1,833,951
Cleco Corp.	57,357	2,571,888
El Paso Electric Co.	38,080	1,271,872
Empire District Electric Co.	40,830	884,378
IDACORP, Inc.	47,698	2,308,583
MGE Energy, Inc.	21,613	1,178,989
NRG Yield, Inc., Class A*	19,455	589,292
Otter Tail Corp.	34,169	943,065
PNM Resources, Inc.	75,329	1,704,695
Portland General Electric Co.	72,605	2,049,639
UIL Holdings Corp.	48,424	1,800,404
Unitil Corp.	13,313	389,672
UNS Energy Corp.	39,595	1,845,919

		19,372,347

Gas Utilities (0.7%)
Chesapeake Utilities Corp.	9,108	478,079
Delta Natural Gas Co., Inc.	6,246	137,974
Laclede Group, Inc.	31,537	1,419,165
New Jersey Resources Corp.	39,848	1,755,305
Northwest Natural Gas Co.	25,896	1,087,114
Piedmont Natural Gas Co., Inc.	71,750	2,359,140
South Jersey Industries, Inc.	30,380	1,779,660
Southwest Gas Corp.	43,893	2,194,650
WGL Holdings, Inc.	49,273	2,104,450

		13,315,537

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	115,527	497,921
Dynegy, Inc.*	93,988	1,815,848
Genie Energy Ltd., Class B*	12,517	122,667
Ormat Technologies, Inc.	16,644	445,560

		2,881,996

Multi-Utilities (0.3%)
Avista Corp.	57,064	1,506,489
Black Hills Corp.	41,613	2,074,824
NorthWestern Corp.	36,192	1,625,745

		5,207,058

Water Utilities (0.2%)
American States Water Co.	36,689	1,011,149
Artesian Resources Corp., Class A	6,753	150,254
California Water Service Group	45,518	924,926
Connecticut Water Service, Inc.	10,163	326,842
Consolidated Water Co., Ltd.	14,077	210,733
Middlesex Water Co.	14,675	313,898
Pure Cycle Corp.*	16,393	75,735
SJW Corp.	14,641	410,241
York Water Co.	11,924	239,315

		3,663,093

Total Utilities		44,440,031

Total Common Stocks (71.3%) (Cost $1,267,989,342)		1,464,482,925

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $160,765)	8,146	199,414

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/31/13(b)* (Cost $—)	16,544	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (71.3%) (Cost $1,268,150,107)		1,464,682,339
Other Assets Less Liabilities (28.7%)		588,452,281

Net Assets (100%)		$2,053,134,620

*	Non-income producing.

†	Securities (totaling $2,516 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5,492	December-13	$577,977,487	$588,412,880	$10,435,393

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$204,089,804	$—	$—	$204,089,804
Consumer Staples	58,023,453	—	—	58,023,453
Energy	82,867,161	—	—	82,867,161
Financials	326,567,173	—	—	326,567,173
Health Care	190,752,335	—	2,516	190,754,851
Industrials	211,154,451	—	—	211,154,451
Information Technology	264,701,229	—	—	264,701,229
Materials	70,957,600	—	—	70,957,600
Telecommunication Services	10,927,172	—	—	10,927,172
Utilities	44,440,031	—	—	44,440,031
Futures	10,435,393	—	—	10,435,393
Investment Companies
Investment Companies	199,414	—	—	199,414
Warrants
Energy	—	—	—	—

Total Assets	$1,475,115,216	$—	$2,516	$1,475,117,732

Total Liabilities	$—	$—	$—	$—

Total	$1,475,115,216	$—	$2,516	$1,475,117,732

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$997,885,097
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$669,619,489

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,496,213
Aggregate gross unrealized depreciation	(41,136,119)

Net unrealized appreciation	$196,360,094

Federal income tax cost of investments	$1,268,322,245

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.3%)
AGL Energy Ltd.	32,753	$471,162
ALS Ltd.	22,343	218,860
Alumina Ltd.*	150,650	144,055
Amcor Ltd.	71,815	700,780
AMP Ltd.	174,377	749,938
APA Group	49,275	274,433
Asciano Ltd.	58,099	315,989
ASX Ltd.	11,526	371,287
Aurizon Holdings Ltd.	120,866	527,698
Australia & New Zealand Banking Group Ltd.	163,197	4,686,147
Bendigo and Adelaide Bank Ltd.	24,285	227,008
BHP Billiton Ltd.	191,035	6,369,459
Boral Ltd.	45,682	204,560
Brambles Ltd.	92,635	787,279
Caltex Australia Ltd.	8,049	138,840
CFS Retail Property Trust Group (REIT)	126,384	235,807
Coca-Cola Amatil Ltd.	34,031	389,225
Cochlear Ltd.	3,399	191,778
Commonwealth Bank of Australia	95,716	6,358,587
Computershare Ltd.	28,132	260,344
Crown Ltd.	23,862	346,156
CSL Ltd.	28,978	1,730,149
Dexus Property Group (REIT)	288,203	270,209
Echo Entertainment Group Ltd.	46,801	121,377
Federation Centres Ltd. (REIT)	85,091	180,990
Flight Centre Ltd.	3,292	148,334
Fortescue Metals Group Ltd.	92,730	410,912
Goodman Group (REIT)	101,986	464,297
GPT Group (REIT)	105,310	341,888
Harvey Norman Holdings Ltd.	32,777	97,237
Iluka Resources Ltd.	24,944	266,677
Incitec Pivot Ltd.	97,030	243,497
Insurance Australia Group Ltd.	123,735	677,588
Leighton Holdings Ltd.	10,050	180,481
Lend Lease Group	32,496	308,006
Macquarie Group Ltd.	18,184	812,738
Metcash Ltd.	52,492	156,703
Mirvac Group (REIT)	218,109	354,045
National Australia Bank Ltd.	139,325	4,460,786
Newcrest Mining Ltd.	45,584	497,546
Orica Ltd.	21,834	408,601
Origin Energy Ltd.	65,103	856,358
Qantas Airways Ltd.*	69,534	95,681
QBE Insurance Group Ltd.	71,208	974,527
Ramsay Health Care Ltd.	7,825	264,331
Rio Tinto Ltd.	25,926	1,493,266
Santos Ltd.	57,220	804,978
Seek Ltd.	19,132	212,037
Sonic Healthcare Ltd.	22,415	338,548
SP AusNet	101,283	113,384
Stockland Corp., Ltd. (REIT)	131,125	473,404
Suncorp Group Ltd.	76,558	933,472
Sydney Airport	16,124	59,115
Tabcorp Holdings Ltd.	43,785	133,978
Tatts Group Ltd.	82,708	239,191
Telstra Corp., Ltd.	259,117	1,201,399
Toll Holdings Ltd.	40,611	220,875
Transurban Group	83,779	531,471
Treasury Wine Estates Ltd.	38,567	159,028
Wesfarmers Ltd.	59,884	2,297,760
Westfield Group (REIT)	121,853	1,251,580
Westfield Retail Trust (REIT)	181,792	503,693
Westpac Banking Corp.	184,615	5,637,000
Whitehaven Coal Ltd.*	35,906	67,328
Woodside Petroleum Ltd.	39,215	1,401,520
Woolworths Ltd.	73,933	2,414,023
WorleyParsons Ltd.	12,309	279,268

		59,058,668

Austria (0.2%)
Andritz AG	4,338	255,023
Erste Group Bank AG	15,345	484,941
Immofinanz AG*	57,175	249,606
OMV AG	8,768	432,955
Raiffeisen Bank International AG	3,104	101,580
Telekom Austria AG	14,164	118,765
Verbund AG	4,502	101,894
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,292	117,673
Voestalpine AG	6,680	319,414

		2,181,851

Belgium (0.8%)
Ageas	13,749	556,894
Anheuser-Busch InBev N.V.	47,788	4,756,947
Belgacom S.A.	9,065	240,979
Colruyt S.A.	4,519	250,869
Delhaize Group S.A.	6,069	382,525
Groupe Bruxelles Lambert S.A.	4,804	408,598
KBC Groep N.V.	13,650	670,607
Solvay S.A.	3,529	529,221
Telenet Group Holding N.V.	3,055	152,113
UCB S.A.	6,551	398,725
Umicore S.A.	6,789	329,815

		8,677,293

Bermuda (0.1%)
Seadrill Ltd.	22,338	1,002,252

China (0.0%)
AAC Technologies Holdings, Inc.	44,000	199,977
Yangzijiang Shipbuilding Holdings Ltd.	78,327	68,365

		268,342

Denmark (0.8%)
A. P. Moller - Maersk A/S, Class A	33	285,400
A. P. Moller - Maersk A/S, Class B	78	715,187
Carlsberg A/S, Class B	6,367	655,975
Coloplast A/S, Class B	6,615	376,639
Danske Bank A/S*	39,015	840,014
DSV A/S	11,199	317,702
Novo Nordisk A/S, Class B	23,636	4,012,860
Novozymes A/S, Class B	13,726	525,079
TDC A/S	44,213	374,116
Tryg A/S	1,464	134,766
William Demant Holding A/S*	1,567	144,816

		8,382,554

Finland (0.6%)
Elisa Oyj	8,473	201,973
Fortum Oyj	26,441	595,940
Kesko Oyj, Class B	3,838	115,164
Kone Oyj, Class B	9,265	826,627
Metso Oyj	7,612	299,051
Neste Oil Oyj	7,757	171,578
Nokia Oyj*	222,857	1,464,649

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nokian Renkaat Oyj	6,700	$340,266
Orion Oyj, Class B	5,846	147,261
Pohjola Bank plc, Class A	8,267	137,340
Sampo Oyj, Class A	24,937	1,071,456
Stora Enso Oyj, Class R	32,839	278,330
UPM-Kymmene Oyj	31,361	434,025
Wartsila OYJ Abp	10,567	477,186

		6,560,846

France (6.4%)
Accor S.A.	9,475	394,033
Aeroports de Paris S.A.	1,771	185,418
Air Liquide S.A.	18,580	2,587,746
Alstom S.A.	12,836	457,225
Arkema S.A.	3,738	416,440
AtoS	3,319	259,214
AXA S.A.‡	106,572	2,469,013
BNP Paribas S.A.	59,116	3,998,754
Bouygues S.A.	11,587	422,846
Bureau Veritas S.A.	13,156	414,696
Cap Gemini S.A.	8,564	509,428
Carrefour S.A.	35,869	1,231,331
Casino Guichard Perrachon S.A.	3,355	345,721
CGG*	9,459	217,990
Christian Dior S.A.	3,245	636,330
Cie de Saint-Gobain S.A.	23,702	1,173,749
Cie Generale des Etablissements Michelin	10,863	1,204,632
CNP Assurances S.A.	9,596	172,855
Credit Agricole S.A.*	59,475	655,836
Danone S.A.	33,963	2,556,482
Dassault Systemes S.A.	3,707	494,882
Edenred	12,105	393,030
EDF S.A.	14,314	452,747
Essilor International S.A.	12,136	1,305,246
Eurazeo S.A.	1,475	94,704
European Aeronautic Defence and Space Co. N.V.	34,611	2,205,152
Eutelsat Communications S.A.	8,523	269,464
Fonciere des Regions (REIT)	1,727	143,243
GDF Suez S.A.	78,949	1,983,390
Gecina S.A. (REIT)	1,310	167,529
Groupe Eurotunnel S.A. (Registered)	32,765	298,625
ICADE (REIT)	2,030	185,402
Iliad S.A.	1,373	320,412
Imerys S.A.	2,024	141,317
J.C. Decaux S.A.	4,019	147,971
Kering	4,503	1,009,121
Klepierre S.A. (REIT)	5,942	257,638
Lafarge S.A.	11,111	773,973
Lagardere S.C.A.	6,646	215,830
Legrand S.A.	15,660	868,929
L’Oreal S.A.	14,380	2,469,683
LVMH Moet Hennessy Louis Vuitton S.A.	15,100	2,974,322
Natixis S.A.	55,158	264,007
Orange S.A.	110,323	1,383,403
Pernod-Ricard S.A.	12,627	1,567,997
Publicis Groupe S.A.	10,623	845,321
Remy Cointreau S.A.	1,518	161,764
Renault S.A.	11,438	911,877
Rexel S.A.	12,288	312,528
Safran S.A.	14,890	917,254
Sanofi S.A.	70,603	7,160,780
Schneider Electric S.A.	31,388	2,654,378
SCOR SE	9,149	302,933
Societe BIC S.A.	1,729	201,044
Societe Generale S.A.	41,778	2,081,608
Sodexo S.A.	5,612	523,634
Suez Environnement Co. S.A.	16,723	271,258
Technip S.A.	6,053	710,706
Thales S.A.	5,424	298,174
Total S.A.	126,654	7,349,795
Unibail-Rodamco SE (REIT)	5,646	1,400,844
Vallourec S.A.	6,324	378,749
Veolia Environnement S.A.	20,218	345,318
Vinci S.A.	27,587	1,603,686
Vivendi S.A.	70,869	1,630,357
Wendel S.A.	1,919	260,131
Zodiac Aerospace	2,033	323,578

		71,343,473

Germany (5.8%)
Adidas AG	12,447	1,350,145
Allianz SE (Registered)	27,121	4,263,453
Axel Springer AG	2,423	134,757
BASF SE	54,633	5,240,237
Bayer AG (Registered)	49,188	5,799,974
Bayerische Motoren Werke (BMW) AG	19,697	2,117,644
Bayerische Motoren Werke (BMW) AG (Preference)	3,192	260,393
Beiersdorf AG	6,000	532,806
Brenntag AG	3,066	510,392
Celesio AG	5,259	118,388
Commerzbank AG*	57,575	662,847
Continental AG	6,546	1,109,626
Daimler AG (Registered)	57,157	4,455,458
Deutsche Bank AG (Registered)	60,646	2,784,605
Deutsche Boerse AG	11,486	864,115
Deutsche Lufthansa AG (Registered)*	13,698	267,129
Deutsche Post AG (Registered)	53,948	1,790,287
Deutsche Telekom AG (Registered)	167,098	2,422,217
E.ON SE	107,137	1,905,965
Fraport AG	2,201	154,479
Fresenius Medical Care AG & Co. KGaA	12,611	820,453
Fresenius SE & Co. KGaA	7,424	922,200
Fuchs Petrolub SE (Preference)	2,116	177,197
GEA Group AG	10,888	447,124
Hannover Rueck SE	3,592	264,159
HeidelbergCement AG	8,370	645,544
Henkel AG & Co. KGaA	7,731	684,743
Henkel AG & Co. KGaA (Preference)	10,601	1,092,397
Hochtief AG	1,838	160,456
Hugo Boss AG	1,888	244,231
Infineon Technologies AG	64,319	643,468
K+S AG (Registered)	10,256	265,842
Kabel Deutschland Holding AG	1,318	167,607
LANXESS AG	4,954	321,563
Linde AG	11,019	2,182,393
MAN SE	2,100	250,404
Merck KGaA	3,846	600,173
Metro AG	7,723	306,128
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	10,669	2,084,927
OSRAM Licht AG*	4,716	221,387

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Porsche Automobil Holding SE (Preference)	9,113	$796,423
ProSiebenSat.1 Media AG (Registered)	6,192	263,033
RWE AG	29,119	990,356
RWE AG (Preference)	2,771	90,907
SAP AG	54,806	4,053,469
Siemens AG (Registered)	47,163	5,682,426
Suedzucker AG	4,870	143,495
Telefonica Deutschland Holding AG	16,667	131,567
ThyssenKrupp AG*	22,972	549,453
United Internet AG (Registered)	6,361	240,953
Volkswagen AG	1,757	398,497
Volkswagen AG (Preference)	8,604	2,028,256

		64,616,148

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	14,626	152,358
OPAP S.A.	13,328	148,754

		301,112

Hong Kong (1.9%)
AIA Group Ltd.	716,412	3,366,884
ASM Pacific Technology Ltd.	14,300	145,104
Bank of East Asia Ltd.	73,000	309,190
BOC Hong Kong Holdings Ltd.	220,000	706,301
Cathay Pacific Airways Ltd.	70,000	137,186
Cheung Kong Holdings Ltd.	83,000	1,263,851
Cheung Kong Infrastructure Holdings Ltd.	37,000	256,418
CLP Holdings Ltd.	105,000	854,930
First Pacific Co., Ltd.	141,750	156,629
Galaxy Entertainment Group Ltd.*	125,000	876,752
Hang Lung Properties Ltd.	133,000	452,713
Hang Seng Bank Ltd.	45,500	742,112
Henderson Land Development Co., Ltd.	63,800	394,025
HKT Trust/HKT Ltd.	134,000	125,778
Hong Kong & China Gas Co., Ltd.	340,771	819,865
Hong Kong Exchanges and Clearing Ltd.	39,100	626,637
Hopewell Holdings Ltd.	34,000	113,759
Hutchison Whampoa Ltd.	127,000	1,521,203
Hysan Development Co., Ltd.	38,000	169,278
Kerry Properties Ltd.	38,500	164,059
Li & Fung Ltd.	348,000	506,123
Link REIT (REIT)	136,000	667,208
MTR Corp., Ltd.	86,500	342,391
New World Development Co., Ltd.	224,000	336,755
Noble Group Ltd.	250,454	185,662
NWS Holdings Ltd.	87,000	135,056
Orient Overseas International Ltd.	8,500	49,920
PCCW Ltd.	248,000	109,677
Power Assets Holdings Ltd.	82,500	738,212
Sands China Ltd.	144,000	890,264
Shangri-La Asia Ltd.	94,000	155,618
Sino Land Co., Ltd.	176,600	260,031
SJM Holdings Ltd.	116,000	326,049
Sun Hung Kai Properties Ltd.	95,000	1,292,242
Swire Pacific Ltd., Class A	40,500	485,108
Swire Properties Ltd.	69,800	195,741
Wharf Holdings Ltd.	89,900	778,927
Wheelock & Co., Ltd.	54,000	286,504
Yue Yuen Industrial Holdings Ltd.	44,500	124,218

		21,068,380

Ireland (0.5%)
Bank of Ireland*	1,256,283	356,908
CRH plc	43,238	1,032,721
Elan Corp. plc*	28,849	449,021
Experian plc	60,100	1,145,173
James Hardie Industries plc (CDI)	26,273	261,768
Kerry Group plc, Class A	8,886	540,423
Ryanair Holdings plc (ADR)	1,300	64,662
Shire plc	33,158	1,330,178

		5,180,854

Israel (0.3%)
Bank Hapoalim B.M.	62,896	318,045
Bank Leumi Le-Israel B.M.*	74,616	277,371
Bezeq Israeli Telecommunication Corp., Ltd.	113,780	209,218
Delek Group Ltd.	289	94,309
Israel Chemicals Ltd.	26,531	223,899
Israel Corp., Ltd.*	161	85,022
Mizrahi Tefahot Bank Ltd.	7,726	85,064
NICE Systems Ltd.	3,478	143,303
Teva Pharmaceutical Industries Ltd.	50,530	1,902,734

		3,338,965

Italy (1.3%)
Assicurazioni Generali S.p.A.	69,471	1,386,262
Atlantia S.p.A.	19,706	400,689
Banca Monte dei Paschi di Siena S.p.A.*	383,541	106,369
Enel Green Power S.p.A.	104,286	223,617
Enel S.p.A.	391,609	1,500,360
Eni S.p.A.	151,323	3,469,959
Exor S.p.A.	5,633	211,319
Fiat S.p.A.*	52,116	415,275
Finmeccanica S.p.A.*	24,145	144,443
Intesa Sanpaolo S.p.A.	691,714	1,427,073
Luxottica Group S.p.A.	9,871	525,079
Mediobanca S.p.A.	30,795	214,763
Pirelli & C. S.p.A.	14,186	184,718
Prysmian S.p.A.	12,141	297,292
Saipem S.p.A.	15,764	342,501
Snam S.p.A.	120,768	611,698
Telecom Italia S.p.A.	599,004	494,321
Telecom Italia S.p.A. (RNC)	359,053	238,452
Terna Rete Elettrica Nazionale S.p.A.	89,758	405,087
UniCredit S.p.A.	258,227	1,646,101
Unione di Banche Italiane S.c.p.A.	51,048	258,147

		14,503,525

Japan (14.5%)
ABC-Mart, Inc.	1,200	58,416
Acom Co., Ltd.*	23,800	89,345
Advantest Corp.	8,900	102,405
Aeon Co., Ltd.	35,700	490,673
AEON Financial Service Co., Ltd.	3,900	122,402
Aeon Mall Co., Ltd.	6,430	190,620

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Air Water, Inc.	9,000	$132,489
Aisin Seiki Co., Ltd.	11,400	485,365
Ajinomoto Co., Inc.	36,000	472,455
Alfresa Holdings Corp.	2,500	128,694
Amada Co., Ltd.	21,000	188,646
ANA Holdings, Inc.	69,000	150,221
Aozora Bank Ltd.	64,000	189,470
Asahi Glass Co., Ltd.	60,000	371,738
Asahi Group Holdings Ltd.	23,000	603,459
Asahi Kasei Corp.	75,000	563,864
Asics Corp.	9,500	163,528
Astellas Pharma, Inc.	25,600	1,302,203
Bank of Kyoto Ltd.	19,000	166,621
Bank of Yokohama Ltd.	70,000	399,512
Benesse Holdings, Inc.	4,300	156,173
Bridgestone Corp.	38,700	1,407,523
Brother Industries Ltd.	14,100	158,651
Calbee, Inc.	4,400	127,396
Canon, Inc.	67,400	2,146,213
Casio Computer Co., Ltd.	13,400	123,783
Central Japan Railway Co.	8,600	1,100,646
Chiba Bank Ltd.	44,000	320,505
Chiyoda Corp.	10,000	120,047
Chubu Electric Power Co., Inc.	38,400	525,829
Chugai Pharmaceutical Co., Ltd.	13,300	272,508
Chugoku Bank Ltd.	10,000	140,394
Chugoku Electric Power Co., Inc.	17,700	280,910
Citizen Holdings Co., Ltd.	17,100	119,689
Coca-Cola West Co., Ltd.	2,700	53,865
Cosmo Oil Co., Ltd.*	24,000	44,926
Credit Saison Co., Ltd.	9,400	254,282
Dai Nippon Printing Co., Ltd.	33,000	348,482
Daicel Corp.	17,000	153,060
Daido Steel Co., Ltd.	18,000	105,478
Daihatsu Motor Co., Ltd.	11,000	212,625
Dai-ichi Life Insurance Co., Ltd.	50,600	720,688
Daiichi Sankyo Co., Ltd.	40,100	725,345
Daikin Industries Ltd.	14,000	742,052
Dainippon Sumitomo Pharma Co., Ltd.	9,500	129,122
Daito Trust Construction Co., Ltd.	4,300	429,147
Daiwa House Industry Co., Ltd.	35,000	658,019
Daiwa Securities Group, Inc.	99,000	886,312
DeNA Co., Ltd.	6,300	128,057
Denso Corp.	28,900	1,346,579
Dentsu, Inc.	12,581	477,411
Don Quijote Co., Ltd.	3,200	200,214
East Japan Railway Co.	20,009	1,718,052
Eisai Co., Ltd.	15,000	608,881
Electric Power Development Co., Ltd.	6,900	224,630
FamilyMart Co., Ltd.	3,500	151,152
FANUC Corp.	11,300	1,863,503
Fast Retailing Co., Ltd.	3,000	1,124,676
Fuji Electric Co., Ltd.	35,000	142,428
Fuji Heavy Industries Ltd.	35,000	964,952
Fujifilm Holdings Corp.	27,600	660,974
Fujitsu Ltd.*	111,000	413,307
Fukuoka Financial Group, Inc.	46,000	207,315
Furukawa Electric Co., Ltd.	43,000	98,866
Gree, Inc.	7,700	59,927
GungHo Online Entertainment, Inc.*	210	163,009
Gunma Bank Ltd.	23,000	134,310
Hachijuni Bank Ltd.	25,000	155,145
Hakuhodo DY Holdings, Inc.	14,900	110,657
Hamamatsu Photonics KK	4,200	157,882
Hankyu Hanshin Holdings, Inc.	68,000	377,028
Hino Motors Ltd.	15,000	220,357
Hirose Electric Co., Ltd.	1,800	275,782
Hiroshima Bank Ltd.	30,000	127,575
Hisamitsu Pharmaceutical Co., Inc.	3,700	206,277
Hitachi Chemical Co., Ltd.	6,500	104,415
Hitachi Construction Machinery Co., Ltd.	6,400	142,917
Hitachi High-Technologies Corp.	4,300	96,241
Hitachi Ltd.	288,000	1,895,681
Hitachi Metals Ltd.	10,000	122,488
Hokkaido Electric Power Co., Inc.*	10,900	146,708
Hokuhoku Financial Group, Inc.	71,000	148,797
Hokuriku Electric Power Co.	10,000	145,887
Honda Motor Co., Ltd.	97,000	3,685,793
Hoya Corp.	25,900	611,039
Hulic Co., Ltd.	16,000	238,954
Ibiden Co., Ltd.	7,100	115,787
Idemitsu Kosan Co., Ltd.	1,300	112,417
IHI Corp.	79,000	331,929
INPEX Corp.	52,400	617,317
Isetan Mitsukoshi Holdings Ltd.	21,200	313,595
Isuzu Motors Ltd.	71,000	466,616
ITOCHU Corp.	89,600	1,095,673
ITOCHU Techno-Solutions Corp.	1,100	39,056
Iyo Bank Ltd.	15,000	156,875
J. Front Retailing Co., Ltd.	29,000	234,254
Japan Airlines Co., Ltd.	3,569	215,676
Japan Exchange Group, Inc.	14,500	320,550
Japan Petroleum Exploration Co.	1,900	81,571
Japan Prime Realty Investment Corp. (REIT)	47	164,963
Japan Real Estate Investment Corp. (REIT)	35	408,770
Japan Retail Fund Investment Corp. (REIT)	124	255,077
Japan Steel Works Ltd.	19,000	109,985
Japan Tobacco, Inc.	65,400	2,348,665
JFE Holdings, Inc.	29,300	758,023
JGC Corp.	12,000	432,168
Joyo Bank Ltd.	40,000	214,456
JSR Corp.	10,600	196,374
JTEKT Corp.	12,300	167,929
JX Holdings, Inc.	133,690	692,286
Kajima Corp.	50,000	202,960
Kamigumi Co., Ltd.	15,000	127,270
Kaneka Corp.	18,000	117,198
Kansai Electric Power Co., Inc.*	41,900	537,098
Kansai Paint Co., Ltd.	14,000	185,442
Kao Corp.	31,300	974,393
Kawasaki Heavy Industries Ltd.	85,000	367,516
KDDI Corp.	32,000	1,640,775
Keikyu Corp.	28,000	264,347
Keio Corp.	34,000	243,512
Keisei Electric Railway Co., Ltd.	16,000	166,356
Keyence Corp.	2,560	970,141
Kikkoman Corp.	9,000	164,352
Kinden Corp.	6,000	64,398
Kintetsu Corp.	97,000	361,178

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kirin Holdings Co., Ltd.	52,000	$755,969
Kobe Steel Ltd.*	149,000	275,884
Koito Manufacturing Co., Ltd.	4,000	75,853
Komatsu Ltd.	55,600	1,379,606
Konami Corp.	6,000	138,318
Konica Minolta, Inc.	28,500	238,913
Kubota Corp.	62,000	893,779
Kuraray Co., Ltd.	20,500	245,053
Kurita Water Industries Ltd.	6,700	141,982
Kyocera Corp.	19,400	1,028,272
Kyowa Hakko Kirin Co., Ltd.	14,000	143,568
Kyushu Electric Power Co., Inc.*	25,400	362,027
Lawson, Inc.	3,900	305,112
LIXIL Group Corp.	15,800	324,535
M3, Inc.	43	118,858
Mabuchi Motor Co., Ltd.	1,100	57,856
Makita Corp.	6,700	388,524
Marubeni Corp.	98,000	769,683
Marui Group Co., Ltd.	13,300	124,347
Maruichi Steel Tube Ltd.	3,100	76,889
Mazda Motor Corp.*	160,500	713,551
McDonald’s Holdings Co. Japan Ltd.	4,076	112,293
Medipal Holdings Corp.	8,600	105,953
MEIJI Holdings Co., Ltd.	3,611	197,274
Miraca Holdings, Inc.	3,300	147,047
Mitsubishi Chemical Holdings Corp.	80,500	375,085
Mitsubishi Corp.	83,600	1,689,095
Mitsubishi Electric Corp.	115,000	1,205,046
Mitsubishi Estate Co., Ltd.	74,000	2,180,213
Mitsubishi Gas Chemical Co., Inc.	23,000	192,807
Mitsubishi Heavy Industries Ltd.	181,000	1,036,706
Mitsubishi Logistics Corp.	8,000	120,535
Mitsubishi Materials Corp.	67,000	276,057
Mitsubishi Motors Corp.*	25,000	275,701
Mitsubishi Tanabe Pharma Corp.	13,400	187,719
Mitsubishi UFJ Financial Group, Inc.	758,000	4,835,098
Mitsubishi UFJ Lease & Finance Co., Ltd.	34,700	183,217
Mitsui & Co., Ltd.	103,400	1,500,060
Mitsui Chemicals, Inc.	49,000	134,096
Mitsui Fudosan Co., Ltd.	50,000	1,676,077
Mitsui O.S.K. Lines Ltd.*	65,000	292,945
Mizuho Financial Group, Inc.	1,362,835	2,953,190
MS&AD Insurance Group Holdings, Inc.	30,180	786,009
Murata Manufacturing Co., Ltd.	12,100	922,010
Nabtesco Corp.	6,500	158,177
Namco Bandai Holdings, Inc.	10,600	197,884
NEC Corp.	99,000	228,628
Nexon Co., Ltd.	4,600	55,970
NGK Insulators Ltd.	16,000	242,210
NGK Spark Plug Co., Ltd.	11,000	242,729
NHK Spring Co., Ltd.	9,800	100,099
Nidec Corp.	6,000	494,430
Nikon Corp.	20,300	353,771
Nintendo Co., Ltd.	6,300	713,353
Nippon Building Fund, Inc. (REIT)	41	508,876
Nippon Electric Glass Co., Ltd.	23,000	122,845
Nippon Express Co., Ltd.	47,000	235,251
Nippon Meat Packers, Inc.	10,000	142,937
Nippon Prologis REIT, Inc. (REIT)	15	149,702
Nippon Steel & Sumitomo Metal Corp.	452,080	1,531,539
Nippon Telegraph & Telephone Corp.	26,024	1,344,951
Nippon Yusen KK	96,000	302,762
Nishi-Nippon City Bank Ltd.	40,000	108,653
Nissan Motor Co., Ltd.	147,900	1,480,580
Nisshin Seifun Group, Inc.	12,650	127,407
Nissin Foods Holdings Co., Ltd.	3,500	143,497
Nitori Holdings Co., Ltd.	2,050	187,700
Nitto Denko Corp.	9,800	637,082
NKSJ Holdings, Inc.	19,825	508,457
NOK Corp.	6,400	99,488
Nomura Holdings, Inc.	216,000	1,681,062
Nomura Real Estate Holdings, Inc.	7,400	181,810
Nomura Real Estate Office Fund, Inc. (REIT)	19	97,614
Nomura Research Institute Ltd.	6,000	208,149
NSK Ltd.	28,000	285,142
NTT Data Corp.	7,500	252,175
NTT DOCOMO, Inc.	90,900	1,472,230
NTT Urban Development Corp.	6,900	90,343
Obayashi Corp.	39,000	232,504
Odakyu Electric Railway Co., Ltd.	37,000	367,007
Oji Holdings Corp.	48,000	224,630
Olympus Corp.*	14,000	424,864
Omron Corp.	12,200	439,992
Ono Pharmaceutical Co., Ltd.	4,900	300,595
Oracle Corp. Japan	2,600	96,811
Oriental Land Co., Ltd.	3,000	495,040
ORIX Corp.	73,700	1,195,905
Osaka Gas Co., Ltd.	112,000	476,281
Otsuka Corp.	1,000	127,372
Otsuka Holdings Co., Ltd.	21,600	625,399
Panasonic Corp.	131,400	1,267,279
Park24 Co., Ltd.	5,800	102,966
Rakuten, Inc.	43,200	652,648
Resona Holdings, Inc.	112,305	573,550
Ricoh Co., Ltd.	40,000	460,247
Rinnai Corp.	1,900	140,719
Rohm Co., Ltd.	5,700	233,695
Sankyo Co., Ltd.	3,200	156,102
Sanrio Co., Ltd.	2,700	165,634
Santen Pharmaceutical Co., Ltd.	4,400	213,297
SBI Holdings, Inc.	12,020	154,813
Secom Co., Ltd.	12,500	780,813
Sega Sammy Holdings, Inc.	11,100	319,466
Sekisui Chemical Co., Ltd.	25,000	253,828
Sekisui House Ltd.	32,000	429,076
Seven & I Holdings Co., Ltd.	44,800	1,631,660
Seven Bank Ltd.	35,500	118,460
Sharp Corp.*	61,000	223,409
Shikoku Electric Power Co., Inc.*	10,600	179,767
Shimadzu Corp.	14,000	132,458
Shimamura Co., Ltd.	1,300	129,213
Shimano, Inc.	4,700	419,340
Shimizu Corp.	35,000	170,558
Shin-Etsu Chemical Co., Ltd.	24,400	1,489,394
Shinsei Bank Ltd.	98,000	237,286
Shionogi & Co., Ltd.	17,800	373,221
Shiseido Co., Ltd.	21,400	384,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shizuoka Bank Ltd.	34,000	$386,022
Showa Denko KK	89,000	120,423
Showa Shell Sekiyu KK	12,500	139,631
SMC Corp.	3,000	712,346
Softbank Corp.	57,200	3,951,249
Sojitz Corp.	74,700	145,912
Sony Corp.	60,200	1,284,904
Sony Financial Holdings, Inc.	10,400	190,236
Stanley Electric Co., Ltd.	8,500	180,299
Sumco Corp.	8,300	67,298
Sumitomo Chemical Co., Ltd.	89,000	338,634
Sumitomo Corp.	67,000	901,104
Sumitomo Electric Industries Ltd.	44,900	649,553
Sumitomo Heavy Industries Ltd.	33,000	149,733
Sumitomo Metal Mining Co., Ltd.	31,000	437,113
Sumitomo Mitsui Financial Group, Inc.	75,697	3,654,126
Sumitomo Mitsui Trust Holdings, Inc.	195,680	965,510
Sumitomo Realty & Development Co., Ltd.	21,000	994,506
Sumitomo Rubber Industries Ltd.	10,200	156,795
Suntory Beverage & Food Ltd.*	7,300	246,193
Suruga Bank Ltd.	11,000	188,789
Suzuken Co., Ltd.	4,200	138,013
Suzuki Motor Corp.	21,700	519,237
Sysmex Corp.	4,300	273,849
T&D Holdings, Inc.	34,500	426,095
Taiheiyo Cement Corp.	70,000	304,797
Taisei Corp.	58,000	284,999
Taisho Pharmaceutical Holdings Co., Ltd.	1,500	98,733
Taiyo Nippon Sanso Corp.	16,000	107,106
Takashimaya Co., Ltd.	16,000	149,591
Takeda Pharmaceutical Co., Ltd.	47,000	2,216,237
TDK Corp.	7,300	285,925
Teijin Ltd.	56,000	128,755
Terumo Corp.	9,000	460,552
THK Co., Ltd.	6,800	150,396
Tobu Railway Co., Ltd.	61,000	321,461
Toho Co., Ltd.	6,800	141,541
Toho Gas Co., Ltd.	24,000	125,500
Tohoku Electric Power Co., Inc.*	27,000	331,268
Tokio Marine Holdings, Inc.	41,200	1,343,364
Tokyo Electric Power Co., Inc.*	86,100	535,196
Tokyo Electron Ltd.	10,200	545,826
Tokyo Gas Co., Ltd.	146,000	799,105
Tokyo Tatemono Co., Ltd.	25,000	228,394
Tokyu Corp.	68,000	484,257
Tokyu Land Corp.†	25,000	258,787
TonenGeneral Sekiyu KK	17,000	156,865
Toppan Printing Co., Ltd.	33,000	265,558
Toray Industries, Inc.	87,000	570,884
Toshiba Corp.	240,000	1,074,317
TOTO Ltd.	18,000	251,610
Toyo Seikan Kaisha Ltd.	9,700	189,865
Toyo Suisan Kaisha Ltd.	5,000	146,396
Toyoda Gosei Co., Ltd.	2,900	71,279
Toyota Boshoku Corp.	3,000	40,073
Toyota Industries Corp.	9,700	417,427
Toyota Motor Corp.	163,400	10,422,890
Toyota Tsusho Corp.	12,700	331,276
Trend Micro, Inc.	6,300	234,259
Tsumura & Co.	3,800	111,261
Ube Industries Ltd.	60,000	112,925
Unicharm Corp.	6,800	396,399
United Urban Investment Corp. (REIT)	137	209,065
USS Co., Ltd.	13,100	189,380
West Japan Railway Co.	10,000	427,794
Yahoo! Japan Corp.	86,600	490,729
Yakult Honsha Co., Ltd.	5,200	260,013
Yamada Denki Co., Ltd.	54,700	161,382
Yamaguchi Financial Group, Inc.	13,000	127,494
Yamaha Corp.	10,100	143,853
Yamaha Motor Co., Ltd.	16,700	243,632
Yamato Holdings Co., Ltd.	22,000	495,081
Yamato Kogyo Co., Ltd.	1,900	70,360
Yamazaki Baking Co., Ltd.	4,000	43,135
Yaskawa Electric Corp.	13,000	182,380
Yokogawa Electric Corp.	12,800	182,048
Yokohama Rubber Co., Ltd.	12,000	118,175

		160,417,433

Luxembourg (0.2%)
ArcelorMittal S.A.	59,464	817,330
Millicom International Cellular S.A. (SDR)	3,731	329,460
SES S.A. (FDR)	18,086	517,491
Tenaris S.A.	28,106	659,322

		2,323,603

Macau (0.1%)
MGM China Holdings Ltd.	56,800	188,579
Wynn Macau Ltd.	92,800	316,477

		505,056

Mexico (0.0%)
Fresnillo plc	10,690	168,388

Netherlands (3.0%)
Aegon N.V.	105,627	781,649
Akzo Nobel N.V.	14,176	931,571
ASML Holding N.V.	21,262	2,099,794
CNH Industrial N.V.*	50,937	653,268
Corio N.V. (REIT)	4,014	172,929
Delta Lloyd N.V.	10,962	233,275
Fugro N.V. (CVA)	4,195	255,895
Gemalto N.V.	4,716	506,384
Heineken Holding N.V.	6,003	379,705
Heineken N.V.	13,709	971,636
ING Groep N.V. (CVA)*	227,859	2,574,271
Koninklijke (Royal) KPN N.V.*	191,773	610,981
Koninklijke Ahold N.V.	59,975	1,038,962
Koninklijke Boskalis Westminster N.V.	4,533	200,777
Koninklijke DSM N.V.	9,179	692,665
Koninklijke Philips N.V.	56,942	1,835,720
Koninklijke Vopak N.V.	4,189	240,029
OCI*	5,391	182,330
QIAGEN N.V.*	14,092	303,791
Randstad Holding N.V.	7,174	404,131
Reed Elsevier N.V.	41,046	825,440
Royal Dutch Shell plc, Class A	225,614	7,451,029
Royal Dutch Shell plc, Class B	151,883	5,248,381
TNT Express N.V.	21,170	193,262
Unilever N.V. (CVA)	96,898	3,769,449
Wolters Kluwer N.V.	17,975	463,370
Ziggo N.V.	8,879	359,638

		33,380,332

New Zealand (0.1%)
Auckland International Airport Ltd.	63,112	173,765

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Contact Energy Ltd.	23,087	$103,736
Fletcher Building Ltd.	40,793	321,866
SKYCITY Entertainment Group Ltd.	34,438	114,696
Telecom Corp. of New Zealand Ltd.	108,104	208,752

		922,815

Norway (0.4%)
Aker Solutions ASA	9,806	137,715
DNB ASA	58,151	882,915
Gjensidige Forsikring ASA	11,923	180,037
Norsk Hydro ASA	55,470	229,970
Orkla ASA	45,501	331,426
Statoil ASA	66,397	1,507,203
Telenor ASA	41,771	954,448
Yara International ASA	10,997	454,090

		4,677,804

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	114,905	122,339
EDP - Energias de Portugal S.A.	119,502	436,504
Galp Energia SGPS S.A., Class B	20,162	335,361
Jeronimo Martins SGPS S.A.	14,991	307,859
Portugal Telecom SGPS S.A. (Registered)	37,416	168,609

		1,370,672

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	121,000	219,904
CapitaCommercial Trust (REIT)	119,000	137,539
CapitaLand Ltd.	153,000	376,844
CapitaMall Trust (REIT)	144,000	224,973
CapitaMalls Asia Ltd.	81,032	126,274
City Developments Ltd.	24,000	196,086
ComfortDelGro Corp., Ltd.	120,000	188,434
DBS Group Holdings Ltd.	102,000	1,335,013
Genting Singapore plc	363,941	416,289
Global Logistic Properties Ltd.	184,000	423,865
Golden Agri-Resources Ltd.	439,609	182,214
Hutchison Port Holdings Trust, Class U	311,000	240,340
Jardine Cycle & Carriage Ltd.	6,000	182,456
Keppel Corp., Ltd.	85,900	713,465
Keppel Land Ltd.	44,000	124,156
Olam International Ltd.	87,000	106,102
Oversea-Chinese Banking Corp., Ltd.	154,000	1,264,358
Sembcorp Industries Ltd.	59,000	248,782
Sembcorp Marine Ltd.	50,000	180,543
Singapore Airlines Ltd.	32,000	266,295
Singapore Exchange Ltd.	51,000	295,134
Singapore Press Holdings Ltd.	56,036	183,578
Singapore Technologies Engineering Ltd.	92,000	305,799
Singapore Telecommunications Ltd.	474,000	1,409,286
StarHub Ltd.	35,890	122,728
United Overseas Bank Ltd.	76,000	1,252,178
UOL Group Ltd.	28,000	137,260
Wilmar International Ltd.	114,000	288,056

		11,147,951

Spain (2.1%)
Abertis Infraestructuras S.A.	21,831	424,257
Acciona S.A.	1,605	91,315
ACS Actividades de Construccion y Servicios S.A.	8,905	283,107
Amadeus IT Holding S.A., Class A	22,641	802,503
Banco Bilbao Vizcaya Argentaria S.A.	329,086	3,677,385
Banco de Sabadell S.A.†	31,729	79,454
Banco de Sabadell S.A.	158,649	399,423
Banco Popular Espanol S.A.*	75,121	403,359
Banco Santander S.A.	662,466	5,402,397
Bankia S.A.*	240,336	261,737
CaixaBank	70,506	309,426
Distribuidora Internacional de Alimentacion S.A.	36,417	315,750
Enagas S.A.	11,376	278,790
Ferrovial S.A.	24,021	431,883
Gas Natural SDG S.A.	20,851	435,254
Grifols S.A.	8,882	364,686
Iberdrola S.A.	281,843	1,637,646
Inditex S.A.	12,979	1,999,929
Mapfre S.A.	45,909	164,338
Red Electrica Corporacion S.A.	6,444	366,756
Repsol S.A.	50,903	1,261,935
Telefonica S.A.	243,643	3,793,839
Zardoya Otis S.A.	9,563	155,248

		23,340,417

Sweden (2.2%)
Alfa Laval AB	18,730	452,024
Assa Abloy AB, Class B	19,882	912,629
Atlas Copco AB, Class A	39,955	1,170,045
Atlas Copco AB, Class B	23,227	613,681
Boliden AB	16,297	244,200
Electrolux AB	14,324	371,991
Elekta AB, Class B	21,949	353,140
Getinge AB, Class B	11,918	425,967
Hennes & Mauritz AB, Class B	56,482	2,452,912
Hexagon AB, Class B	14,098	425,131
Husqvarna AB, Class B	24,095	156,454
Industrivarden AB, Class C	7,027	129,350
Investment AB Kinnevik, Class B	13,511	467,767
Investor AB, Class B	27,105	822,424
Lundin Petroleum AB*	13,256	285,883
Nordea Bank AB	167,670	2,021,944
Ratos AB, Class B	11,968	111,455
Sandvik AB	63,446	876,656
Scania AB, Class B	19,052	408,213
Securitas AB, Class B	18,669	213,221
Skandinaviska Enskilda Banken AB, Class A	90,386	957,768
Skanska AB, Class B	22,622	435,072
SKF AB, Class B	23,337	649,632
Svenska Cellulosa AB SCA, Class B	34,688	874,392
Svenska Handelsbanken AB, Class A	29,585	1,265,489
Swedbank AB, Class A	53,880	1,255,051
Swedish Match AB	12,264	432,800
Tele2 AB, Class B	18,977	242,723
Telefonaktiebolaget LM Ericsson, Class B	181,041	2,408,546
TeliaSonera AB	141,709	1,085,744
Volvo AB, Class B	89,498	1,340,374

		23,862,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Switzerland (6.5%)
ABB Ltd. (Registered)*	130,809	$3,093,940
Actelion Ltd. (Registered)*	6,416	455,473
Adecco S.A. (Registered)*	7,887	561,644
Aryzta AG*	5,195	347,252
Baloise Holding AG (Registered)	2,830	312,932
Banque Cantonale Vaudoise (Registered)	202	111,292
Barry Callebaut AG (Registered)*	112	112,452
Cie Financiere Richemont S.A. (Registered)	31,052	3,110,865
Coca-Cola HBC AG (ADR)	7,893	235,764
Coca-Cola HBC AG (CDI)*	4,113	123,183
Credit Suisse Group AG (Registered)*	89,129	2,722,113
EMS-Chemie Holding AG (Registered)	488	172,677
Geberit AG (Registered)*	2,311	624,035
Givaudan S.A. (Registered)*	495	723,055
Glencore Xstrata plc*	628,337	3,424,962
Holcim Ltd. (Registered)*	13,623	1,013,798
Julius Baer Group Ltd.*	13,322	621,649
Kuehne + Nagel International AG (Registered)	3,216	421,403
Lindt & Spruengli AG	51	209,278
Lindt & Spruengli AG (Registered)	6	285,288
Lonza Group AG (Registered)*	3,153	258,000
Nestle S.A. (Registered)	191,213	13,373,387
Novartis AG (Registered)	136,282	10,473,378
Pargesa Holding S.A	1,613	121,017
Partners Group Holding AG	1,034	253,484
Roche Holding AG	41,634	11,228,543
Schindler Holding AG	2,894	434,572
Schindler Holding AG (Registered)	1,284	186,562
SGS S.A. (Registered)	326	778,276
Sika AG	128	373,094
Sonova Holding AG (Registered)*	2,983	370,752
STMicroelectronics N.V.	37,955	350,035
Sulzer AG (Registered)	1,429	221,220
Swatch Group AG	1,835	1,180,926
Swatch Group AG (Registered)	2,586	291,670
Swiss Life Holding AG (Registered)*	1,911	361,766
Swiss Prime Site AG (Registered)*	3,218	248,907
Swiss Reinsurance AG*	20,952	1,732,968
Swisscom AG (Registered)	1,387	666,545
Syngenta AG (Registered)	5,540	2,262,925
Transocean Ltd.	21,393	950,248
UBS AG (Registered)*	216,762	4,434,231
Wolseley plc	16,305	843,885
Zurich Insurance Group AG*	8,823	2,272,214

		72,351,660

United Kingdom (12.8%)
3i Group plc	57,855	340,740
Aberdeen Asset Management plc	57,079	349,846
Admiral Group plc	11,409	227,735
Aggreko plc	15,990	415,215
AMEC plc	17,699	307,732
Anglo American plc	82,886	2,036,915
Antofagasta plc	23,484	311,179
ARM Holdings plc	83,088	1,326,280
Associated British Foods plc	21,203	643,947
AstraZeneca plc	74,245	3,864,878
Aviva plc	175,311	1,126,162
Babcock International Group plc	21,451	415,335
BAE Systems plc	193,233	1,421,476
Barclays plc	726,755	3,123,723
BG Group plc	202,395	3,867,994
BHP Billiton plc	125,587	3,700,293
BP plc	1,126,979	7,901,764
British American Tobacco plc	113,846	6,038,763
British Land Co. plc (REIT)	55,780	521,495
British Sky Broadcasting Group plc	62,572	881,291
BT Group plc	468,852	2,598,900
Bunzl plc	19,778	428,409
Burberry Group plc	26,313	696,053
Capita plc	39,005	628,926
Carnival plc	10,928	370,457
Centrica plc	309,179	1,850,459
Cobham plc	64,249	298,829
Compass Group plc	108,867	1,498,081
Croda International plc	8,058	346,347
Diageo plc	149,267	4,748,390
Direct Line Insurance Group plc	49,206	169,834
easyJet plc	9,453	195,578
G4S plc	84,015	345,878
GKN plc	97,201	538,167
GlaxoSmithKline plc	291,835	7,358,435
Hammerson plc (REIT)	42,451	344,307
Hargreaves Lansdown plc	12,723	201,750
HSBC Holdings plc	1,104,959	11,974,349
ICAP plc	32,749	198,444
IMI plc	19,146	450,984
Imperial Tobacco Group plc	57,125	2,115,010
Inmarsat plc	26,681	306,245
InterContinental Hotels Group plc	15,975	466,032
International Consolidated Airlines Group S.A.*	55,276	302,112
Intertek Group plc	9,574	512,253
Intu Properties plc (REIT)	39,821	207,001
Invensys plc	38,864	313,326
Investec plc	34,253	222,031
ITV plc	221,270	627,949
J Sainsbury plc	73,094	463,269
Johnson Matthey plc	12,199	554,551
Kingfisher plc	141,187	882,043
Land Securities Group plc (REIT)	46,515	692,036
Legal & General Group plc	351,840	1,117,543
Lloyds Banking Group plc*	2,719,947	3,239,964
London Stock Exchange Group plc	10,501	261,291
Marks & Spencer Group plc	96,023	771,973
Meggitt plc	46,747	415,476
Melrose Industries plc	75,442	366,155
National Grid plc	218,001	2,578,094
Next plc	9,596	801,604
Old Mutual plc	291,172	884,306
Pearson plc	48,643	989,864
Persimmon plc*	18,040	317,166
Petrofac Ltd.	15,450	351,419
Prudential plc	152,124	2,834,608
Randgold Resources Ltd.	5,211	375,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Reckitt Benckiser Group plc	38,460	$2,814,283
Reed Elsevier plc	71,046	958,086
Resolution Ltd.	84,441	434,438
Rexam plc	47,090	367,143
Rio Tinto plc	75,590	3,699,325
Rolls-Royce Holdings plc*	111,853	2,013,597
Royal Bank of Scotland Group plc*	126,607	737,666
RSA Insurance Group plc	214,262	419,364
SABMiller plc	57,001	2,900,788
Sage Group plc	67,240	359,003
Schroders plc	6,061	252,761
Segro plc (REIT)	44,235	221,997
Serco Group plc	29,698	262,747
Severn Trent plc	14,191	405,028
Smith & Nephew plc	53,871	672,403
Smiths Group plc	23,417	530,358
SSE plc	57,020	1,360,645
Standard Chartered plc	143,538	3,441,454
Standard Life plc	140,317	784,608
Subsea 7 S.A	15,712	326,612
Tate & Lyle plc	27,767	331,071
Tesco plc	479,141	2,784,696
Travis Perkins plc	14,586	389,619
TUI Travel plc	26,675	158,788
Tullow Oil plc	54,021	895,535
Unilever plc	76,346	3,015,756
United Utilities Group plc	40,593	454,098
Vedanta Resources plc	5,623	98,495
Vodafone Group plc	2,889,131	10,102,783
Weir Group plc	12,652	477,238
Whitbread plc	10,673	512,135
William Hill plc	51,382	335,225
WM Morrison Supermarkets plc	131,385	595,558
WPP plc	77,789	1,599,344

		141,746,798

Total Common Stocks (67.0%) (Cost $648,793,670)		742,699,870

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 12/31/49(b)*†	2,800	—

Spain (0.0%)
Abertis Infraestructuras S.A., expiring 10/9/13*	21,831	21,235
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13*	329,086	44,965

		66,200

United Kingdom (0.1%)
Barclays plc, expiring 10/2/13*	181,688	237,514

Total Rights (0.1%) (Cost $—)		303,714

Total Investments (67.1%) (Cost $648,793,670)		743,003,584
Other Assets Less Liabilities (32.9%)		365,101,340

Net Assets (100%)		$1,108,104,924

*	Non-income producing.

†	Securities (totaling $338,241 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.9%
Consumer Staples	7.5
Energy	4.6
Financials	17.0
Health Care	6.7
Industrials	8.8
Information Technology	2.9
Materials	5.5
Telecommunication Services	3.7
Utilities	2.5
Cash and Other	32.9

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,202,306	$816,034	$—	$2,469,013	$53,018	$—

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,694	December-13	$143,801,115	$143,875,949	$74,834
E-Mini MSCI EAFE Index	27	December-13	2,427,090	2,450,520	23,430
FTSE 100 Index	859	December-13	91,431,302	89,410,884	(2,020,418)
SPI 200 Index	288	December-13	35,180,395	35,082,263	(98,132)
TOPIX Index	744	December-13	89,088,116	90,563,711	1,475,595

					$(544,691)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	3,150	$5,096,804	$4,977,923	$118,881
European Union Euro vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	15,985	21,629,416	21,268,810	360,606
Japanese Yen vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	238,072	2,423,172	2,382,202	40,970

					$520,457

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$87,755,856	$—	$87,755,856
Consumer Staples	235,764	83,278,357	—	83,514,121
Energy	—	50,929,378	—	50,929,378
Financials	—	187,633,070	338,241	187,971,311
Health Care	—	73,980,975	—	73,980,975
Industrials	149,782	96,670,305	—	96,820,087
Information Technology	—	32,193,981	—	32,193,981
Materials	—	61,133,811	—	61,133,811
Telecommunication Services	—	40,724,878	—	40,724,878
Utilities	—	27,675,472	—	27,675,472
Forward Currency Contracts	—	520,457	—	520,457
Futures	1,573,859	—	—	1,573,859
Rights
Financials	—	282,479	—	282,479
Industrials	—	21,235	—	21,235

Total Assets	$1,959,405	$742,800,254	$338,241	$745,097,900

Liabilities:
Futures	$(2,118,550)	$—	$—	$(2,118,550)

Total Liabilities	$(2,118,550)	$—	$—	$(2,118,550)

Total	$(159,145)	$742,800,254	$338,241	$742,979,350

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$263,592,558
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$ 5,025,798

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,980,050
Aggregate gross unrealized depreciation	(20,991,142)

Net unrealized appreciation	$92,988,908

Federal income tax cost of investments	$650,014,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.7%)
AGL Energy Ltd.	62,950	$905,556
ALS Ltd.	42,017	411,575
Alumina Ltd.*	296,957	283,957
Amcor Ltd.	138,286	1,349,413
AMP Ltd.	328,151	1,411,269
APA Group	93,990	523,469
Asciano Ltd.	107,132	582,670
ASX Ltd.	21,520	693,224
Aurizon Holdings Ltd.	226,313	988,076
Australia & New Zealand Banking Group Ltd.	309,335	8,882,450
Bendigo and Adelaide Bank Ltd.	46,530	434,946
BHP Billiton Ltd.	361,304	12,046,542
Boral Ltd.	84,215	377,108
Brambles Ltd.	176,852	1,503,015
Caltex Australia Ltd.	15,681	270,487
CFS Retail Property Trust Group (REIT)	232,624	434,030
Coca-Cola Amatil Ltd.	65,718	751,640
Cochlear Ltd.	6,643	374,810
Commonwealth Bank of Australia	181,175	12,035,782
Computershare Ltd.	52,365	484,605
Crown Ltd.	46,590	675,862
CSL Ltd.	56,280	3,360,231
Dexus Property Group (REIT)	538,562	504,937
Echo Entertainment Group Ltd.	89,430	231,933
Federation Centres Ltd. (REIT)	154,620	328,879
Flight Centre Ltd.	6,317	284,638
Fortescue Metals Group Ltd.	171,895	761,714
Goodman Group (REIT)	192,680	877,186
GPT Group (REIT)	195,823	635,738
Harvey Norman Holdings Ltd.	64,694	191,923
Iluka Resources Ltd.	46,578	497,967
Incitec Pivot Ltd.	179,938	451,554
Insurance Australia Group Ltd.	236,592	1,295,607
Leighton Holdings Ltd.	18,239	327,542
Lend Lease Group	59,505	564,004
Macquarie Group Ltd.	35,068	1,567,373
Metcash Ltd.	95,644	285,524
Mirvac Group (REIT)	404,087	655,933
National Australia Bank Ltd.	263,488	8,436,129
Newcrest Mining Ltd.	86,916	948,682
Orica Ltd.	41,989	785,781
Origin Energy Ltd.	124,200	1,633,713
Qantas Airways Ltd.*	117,337	161,459
QBE Insurance Group Ltd.	133,996	1,833,821
Ramsay Health Care Ltd.	14,707	496,807
Rio Tinto Ltd.	49,446	2,847,953
Santos Ltd.	108,428	1,525,379
Seek Ltd.	35,147	389,529
Sonic Healthcare Ltd.	42,449	641,135
SP AusNet	178,242	199,538
Stockland Corp., Ltd. (REIT)	259,587	937,193
Suncorp Group Ltd.	144,521	1,762,145
Sydney Airport	14,057	51,537
Tabcorp Holdings Ltd.	84,202	257,651
Tatts Group Ltd.	158,451	458,239
Telstra Corp., Ltd.	491,493	2,278,814
Toll Holdings Ltd.	76,530	416,232
Transurban Group	156,772	994,518
Treasury Wine Estates Ltd.	72,743	299,950
Wesfarmers Ltd.	112,850	4,330,074
Westfield Group (REIT)	239,168	2,456,549
Westfield Retail Trust (REIT)	337,932	936,312
Westpac Banking Corp.	349,627	10,675,446
Whitehaven Coal Ltd.*	55,220	103,545
Woodside Petroleum Ltd.	74,365	2,657,760
Woolworths Ltd.	140,322	4,581,724
WorleyParsons Ltd.	22,945	520,579

		111,861,363

Austria (0.2%)
Andritz AG	8,111	476,830
Erste Group Bank AG	28,709	907,279
Immofinanz AG*	107,377	468,770
OMV AG	17,110	844,875
Raiffeisen Bank International AG	5,363	175,507
Telekom Austria AG	25,839	216,659
Verbund AG	8,225	186,158
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,143	212,704
Voestalpine AG	12,619	603,396

		4,092,178

Belgium (0.7%)
Ageas	25,651	1,038,977
Anheuser-Busch InBev N.V.	90,844	9,042,857
Belgacom S.A.	17,293	459,709
Colruyt S.A.	8,343	463,155
Delhaize Group S.A.	11,399	718,471
Groupe Bruxelles Lambert S.A.	9,332	793,721
KBC Groep N.V.	25,239	1,239,960
Solvay S.A.	6,633	994,707
Telenet Group Holding N.V.	5,871	292,327
UCB S.A.	12,268	746,688
Umicore S.A.	13,040	633,494

		16,424,066

Bermuda (0.1%)
Seadrill Ltd.	42,060	1,887,131

China (0.0%)
AAC Technologies Holdings, Inc.	80,100	364,049
Yangzijiang Shipbuilding Holdings Ltd.	215,299	187,918

		551,967

Denmark (0.7%)
A. P. Moller - Maersk A/S, Class A	62	536,206
A. P. Moller - Maersk A/S, Class B	150	1,375,360
Carlsberg A/S, Class B	12,023	1,238,698
Coloplast A/S, Class B	12,885	733,635
Danske Bank A/S*	73,781	1,588,544
DSV A/S	21,627	613,532
Novo Nordisk A/S, Class B	44,864	7,616,895
Novozymes A/S, Class B	26,259	1,004,521
TDC A/S	81,544	689,998
Tryg A/S	3,019	277,909
William Demant Holding A/S*	2,923	270,133

		15,945,431

Finland (0.5%)
Elisa Oyj	15,327	365,353
Fortum Oyj	50,808	1,145,135
Kesko Oyj, Class B	7,717	231,558
Kone Oyj, Class B	17,276	1,541,373
Metso Oyj	14,276	560,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Neste Oil Oyj	13,735	$303,806
Nokia Oyj*	423,082	2,780,556
Nokian Renkaat Oyj	12,651	642,493
Orion Oyj, Class B	11,237	283,061
Pohjola Bank plc, Class A	16,301	270,808
Sampo Oyj, Class A	47,707	2,049,804
Stora Enso Oyj, Class R	62,743	531,785
UPM-Kymmene Oyj	58,705	812,457
Wartsila Oyj	19,790	893,679

		12,412,726

France (5.7%)
Accor S.A.	17,773	739,119
Aeroports de Paris S.A.	3,533	369,895
Air Liquide S.A.	35,383	4,927,999
Alstom S.A.	24,237	863,335
Arkema S.A.	6,914	770,269
AtoS	6,035	471,334
AXA S.A.‡	202,229	4,685,152
BNP Paribas S.A.	112,470	7,607,752
Bouygues S.A.	21,384	780,369
Bureau Veritas S.A.	25,448	802,157
Cap Gemini S.A.	16,377	974,183
Carrefour S.A.	67,364	2,312,510
Casino Guichard Perrachon S.A.	6,465	666,196
CGG*	18,628	429,297
Christian Dior S.A.	6,272	1,229,912
Cie de Saint-Gobain S.A.	45,173	2,237,016
Cie Generale des Etablissements Michelin	20,462	2,269,095
CNP Assurances S.A.	17,537	315,897
Credit Agricole S.A.*	110,362	1,216,971
Danone S.A.	64,739	4,873,071
Dassault Systemes S.A.	6,899	921,011
Edenred	22,592	733,526
EDF S.A.	26,914	851,280
Essilor International S.A.	22,999	2,473,579
Eurazeo S.A.	3,417	219,393
European Aeronautic Defence and Space Co. N.V.	65,406	4,167,178
Eutelsat Communications S.A.	15,837	500,704
Fonciere des Regions (REIT)	3,115	258,368
GDF Suez S.A.	149,928	3,766,555
Gecina S.A. (REIT)	2,570	328,664
Groupe Eurotunnel S.A. (Registered)	61,563	561,094
ICADE (REIT)	3,445	314,635
Iliad S.A.	2,590	604,420
Imerys S.A.	4,109	286,893
J.C. Decaux S.A.	7,647	281,546
Kering	8,616	1,930,842
Klepierre S.A. (REIT)	11,438	495,938
Lafarge S.A.	21,516	1,498,767
Lagardere S.C.A.	12,637	410,389
Legrand S.A.	28,754	1,595,477
L’Oreal S.A.	27,394	4,704,764
LVMH Moet Hennessy Louis Vuitton S.A.	28,481	5,610,044
Natixis S.A.	102,701	491,566
Orange S.A.	210,545	2,640,143
Pernod-Ricard S.A.	23,964	2,975,804
Publicis Groupe S.A.	19,928	1,585,763
Remy Cointreau S.A.	2,586	275,575
Renault S.A.	21,350	1,702,096
Rexel S.A.	23,895	607,735
Safran S.A.	28,007	1,725,288
Sanofi S.A.	134,697	13,661,396
Schneider Electric S.A.	59,336	5,017,847
SCOR SE	16,464	545,140
Societe BIC S.A.	3,316	385,576
Societe Generale S.A.	78,962	3,934,318
Sodexo S.A.	10,854	1,012,744
Suez Environnement Co. S.A.	30,336	492,070
Technip S.A.	11,505	1,350,846
Thales S.A.	10,774	592,280
Total S.A.	241,054	13,988,484
Unibail-Rodamco SE (REIT)	10,750	2,667,211
Vallourec S.A.	12,144	727,312
Veolia Environnement S.A.	38,885	664,145
Vinci S.A.	52,058	3,026,234
Vivendi S.A.	135,615	3,119,852
Wendel S.A.	3,591	486,780
Zodiac Aerospace	3,791	603,386

		135,336,187

Germany (5.2%)
Adidas AG	23,698	2,570,558
Allianz SE (Registered)	51,240	8,054,988
Axel Springer AG	4,598	255,721
BASF SE	103,810	9,957,150
Bayer AG (Registered)	93,457	11,019,927
Bayerische Motoren Werke (BMW) AG	37,569	4,039,080
Bayerische Motoren Werke (BMW) AG (Preference)	6,135	500,474
Beiersdorf AG	11,462	1,017,838
Brenntag AG	5,740	955,527
Celesio AG	9,087	204,561
Commerzbank AG*	108,035	1,243,780
Continental AG	12,541	2,125,851
Daimler AG (Registered)	108,215	8,435,491
Deutsche Bank AG (Registered)	115,482	5,302,440
Deutsche Boerse AG	22,113	1,663,605
Deutsche Lufthansa AG (Registered)*	25,319	493,754
Deutsche Post AG (Registered)	102,624	3,405,620
Deutsche Telekom AG (Registered)	314,559	4,559,780
E.ON SE	204,456	3,637,268
Fraport AG	4,407	309,309
Fresenius Medical Care AG & Co. KGaA	23,899	1,554,834
Fresenius SE & Co. KGaA	14,013	1,740,676
Fuchs Petrolub SE (Preference)	3,876	324,582
GEA Group AG	20,590	845,544
Hannover Rueck SE	7,098	521,993
HeidelbergCement AG	16,185	1,248,284
Henkel AG & Co. KGaA	14,342	1,270,287
Henkel AG & Co. KGaA (Preference)	20,239	2,085,560
Hochtief AG	3,734	325,976
Hugo Boss AG	3,500	452,758
Infineon Technologies AG	124,462	1,245,158
K+S AG (Registered)	19,550	506,748
Kabel Deutschland Holding AG	2,547	323,897
Lanxess AG	9,310	604,310
Linde AG	21,005	4,160,192
MAN SE	4,232	504,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Merck KGaA	7,211	$1,125,286
Metro AG	14,601	578,762
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	20,085	3,924,994
OSRAM Licht AG*	9,264	434,888
Porsche Automobil Holding SE (Preference)	17,215	1,504,490
ProSiebenSat.1 Media AG (Registered)	11,823	502,235
RWE AG	55,276	1,879,973
RWE AG (Preference)	4,123	135,262
SAP AG	104,203	7,706,886
Siemens AG (Registered)	89,627	10,798,693
Suedzucker AG	9,303	274,114
Telefonica Deutschland Holding AG	29,893	235,972
ThyssenKrupp AG*	43,998	1,052,361
United Internet AG (Registered)	12,257	464,293
Volkswagen AG	3,375	765,468
Volkswagen AG (Preference)	16,422	3,871,226

		122,723,048

Greece (0.0%)
Hellenic Telecommunications
Organization S.A.*	26,442	275,445
OPAP S.A.	26,810	299,227

		574,672

Hong Kong (1.7%)
AIA Group Ltd.	1,360,900	6,395,751
ASM Pacific Technology Ltd.	25,977	263,592
Bank of East Asia Ltd.	132,721	562,138
BOC Hong Kong Holdings Ltd.	416,723	1,337,872
Cathay Pacific Airways Ltd.	129,368	253,535
Cheung Kong Holdings Ltd.	157,708	2,401,438
Cheung Kong Infrastructure Holdings Ltd.	68,013	471,344
CLP Holdings Ltd.	196,528	1,600,168
First Pacific Co., Ltd.	271,300	299,777
Galaxy Entertainment Group Ltd.*	238,000	1,669,336
Hang Lung Properties Ltd.	256,711	873,808
Hang Seng Bank Ltd.	87,632	1,429,292
Henderson Land Development Co., Ltd.	120,745	745,714
HKT Trust/HKT Ltd.	249,100	233,815
Hong Kong & China Gas Co., Ltd.	650,970	1,566,176
Hong Kong Exchanges and Clearing Ltd.	120,822	1,936,355
Hopewell Holdings Ltd.	58,962	197,277
Hutchison Whampoa Ltd.	238,533	2,857,143
Hysan Development Co., Ltd.	72,907	324,777
Kerry Properties Ltd.	67,324	286,886
Li & Fung Ltd.	655,650	953,562
Link REIT (REIT)	255,119	1,251,599
MTR Corp., Ltd.	167,516	663,075
New World Development Co., Ltd.	414,429	623,041
Noble Group Ltd.	469,330	347,915
NWS Holdings Ltd.	162,371	252,059
Orient Overseas International Ltd.	22,705	133,345
PCCW Ltd.	456,265	201,780
Power Assets Holdings Ltd.	155,565	1,392,000
Sands China Ltd.	271,696	1,679,731
Shangri-La Asia Ltd.	180,635	299,044
Sino Land Co., Ltd.	331,007	487,384
SJM Holdings Ltd.	212,600	597,568
Sun Hung Kai Properties Ltd.	180,308	2,452,648
Swire Pacific Ltd., Class A	77,812	932,030
Swire Properties Ltd.	131,000	367,366
Wharf Holdings Ltd.	168,113	1,456,594
Wheelock & Co., Ltd.	106,674	565,974
Yue Yuen Industrial Holdings Ltd.	80,837	225,650

		40,588,559

Ireland (0.4%)
Bank of Ireland*	2,320,041	659,120
CRH plc (BATS Europe Exchange)	52,185	1,246,416
CRH plc (London Stock Exchange)	30,276	724,424
Elan Corp. plc*	56,183	874,463
Experian plc	115,124	2,193,625
James Hardie Industries plc (CDI)	50,881	506,946
Kerry Group plc (BATS Europe Exchange), Class A	5,712	345,418
Kerry Group plc (Irish Stock Exchange), Class A	10,995	668,687
Ryanair Holdings plc (ADR)	2,587	128,678
Shire plc	61,896	2,483,041

		9,830,818

Israel (0.3%)
Bank Hapoalim B.M.	116,346	588,325
Bank Leumi Le-Israel B.M.*	135,144	502,373
Bezeq Israeli Telecommunication Corp., Ltd.	201,671	370,831
Delek Group Ltd.	413	134,774
Israel Chemicals Ltd.	49,316	416,185
Israel Corp., Ltd.*	276	145,752
Mizrahi Tefahot Bank Ltd.	14,074	154,956
NICE Systems Ltd.	6,513	268,352
Teva Pharmaceutical Industries Ltd.	96,413	3,630,483

		6,212,031

Italy (1.1%)
Assicurazioni Generali S.p.A.	132,970	2,653,355
Atlantia S.p.A.	37,850	769,617
Banca Monte dei Paschi di Siena S.p.A.*	668,793	185,479
Enel Green Power S.p.A.	191,258	410,108
Enel S.p.A.	748,649	2,868,277
Eni S.p.A.	287,715	6,597,537
Exor S.p.A.	9,411	353,049
Fiat S.p.A.*	96,934	772,398
Finmeccanica S.p.A.*	45,420	271,716
Intesa Sanpaolo S.p.A.	1,305,001	2,692,343
Luxottica Group S.p.A.	18,735	996,591
Mediobanca S.p.A.	57,319	399,739
Pirelli & C. S.p.A.	26,595	346,298
Prysmian S.p.A.	23,314	570,880
Saipem S.p.A.	29,878	649,153
Snam S.p.A.	226,408	1,146,773
Telecom Italia S.p.A.	1,120,988	925,083
Telecom Italia S.p.A. (RNC)	696,142	462,318

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Terna Rete Elettrica Nazionale S.p.A.	167,166	$754,438
UniCredit S.p.A.	487,475	3,107,472
Unione di Banche Italiane S.c.p.A.	98,908	500,173

		27,432,797

Japan (12.9%)
ABC-Mart, Inc.	2,860	139,225
Acom Co., Ltd.*	45,500	170,807
Advantest Corp.	17,302	199,080
Aeon Co., Ltd.	67,548	928,403
AEON Financial Service Co., Ltd.	7,762	243,611
Aeon Mall Co., Ltd.	11,391	337,691
Air Water, Inc.	16,000	235,536
Aisin Seiki Co., Ltd.	22,162	943,568
Ajinomoto Co., Inc.	69,249	908,807
Alfresa Holdings Corp.	4,534	233,400
Amada Co., Ltd.	42,852	384,946
ANA Holdings, Inc.	124,698	271,482
Aozora Bank Ltd.	121,345	359,239
Asahi Glass Co., Ltd.	114,843	711,525
Asahi Group Holdings Ltd.	43,313	1,136,418
Asahi Kasei Corp.	144,922	1,089,550
Asics Corp.	17,605	303,043
Astellas Pharma, Inc.	49,180	2,501,653
Bank of Kyoto Ltd.	37,490	328,769
Bank of Yokohama Ltd.	133,300	760,784
Benesse Holdings, Inc.	8,126	295,130
Bridgestone Corp.	73,499	2,673,167
Brother Industries Ltd.	27,485	309,257
Calbee, Inc.	7,896	228,618
Canon, Inc.	127,236	4,051,566
Casio Computer Co., Ltd.	27,173	251,011
Central Japan Railway Co.	16,375	2,095,707
Chiba Bank Ltd.	82,328	599,693
Chiyoda Corp.	17,333	208,077
Chubu Electric Power Co., Inc.	73,946	1,012,578
Chugai Pharmaceutical Co., Ltd.	24,553	503,075
Chugoku Bank Ltd.	19,128	268,545
Chugoku Electric Power Co., Inc.	34,438	546,551
Citizen Holdings Co., Ltd.	31,792	222,523
Coca-Cola West Co., Ltd.	6,089	121,476
Cosmo Oil Co., Ltd.*	59,778	111,899
Credit Saison Co., Ltd.	17,384	470,258
Dai Nippon Printing Co., Ltd.	63,838	674,132
Daicel Corp.	31,045	279,514
Daido Steel Co., Ltd.	31,481	184,476
Daihatsu Motor Co., Ltd.	23,211	448,659
Dai-ichi Life Insurance Co., Ltd.	94,800	1,350,221
Daiichi Sankyo Co., Ltd.	76,083	1,376,220
Daikin Industries Ltd.	26,177	1,387,478
Dainippon Sumitomo Pharma Co., Ltd.	17,512	238,019
Daito Trust Construction Co., Ltd.	8,360	834,342
Daiwa House Industry Co., Ltd.	65,342	1,228,465
Daiwa Securities Group, Inc.	186,579	1,670,375
DeNA Co., Ltd.	11,572	235,219
Denso Corp.	55,255	2,574,575
Dentsu, Inc.	22,722	862,232
Don Quijote Co., Ltd.	6,100	381,657
East Japan Railway Co.	37,662	3,233,809
Eisai Co., Ltd.	28,731	1,166,251
Electric Power Development Co., Ltd.	13,597	442,651
FamilyMart Co., Ltd.	6,696	289,176
FANUC Corp.	21,542	3,552,529
Fast Retailing Co., Ltd.	6,098	2,286,091
Fuji Electric Co., Ltd.	68,152	277,337
Fuji Heavy Industries Ltd.	66,032	1,820,507
Fujifilm Holdings Corp.	52,632	1,260,448
Fujitsu Ltd.*	210,258	782,893
Fukuoka Financial Group, Inc.	83,017	374,144
Furukawa Electric Co., Ltd.	79,712	183,274
Gree, Inc.	10,084	78,481
GungHo Online Entertainment, Inc.*	382	296,522
Gunma Bank Ltd.	45,677	266,734
Hachijuni Bank Ltd.	48,684	302,124
Hakuhodo DY Holdings, Inc.	25,140	186,705
Hamamatsu Photonics KK	7,900	296,968
Hankyu Hanshin Holdings, Inc.	127,000	704,156
Hino Motors Ltd.	29,170	428,521
Hirose Electric Co., Ltd.	3,551	544,057
Hiroshima Bank Ltd.	56,000	238,140
Hisamitsu Pharmaceutical Co., Inc.	6,933	386,519
Hitachi Chemical Co., Ltd.	12,012	192,959
Hitachi Construction Machinery Co., Ltd.	11,887	265,445
Hitachi High-Technologies Corp.	7,482	167,459
Hitachi Ltd.	542,259	3,569,272
Hitachi Metals Ltd.	21,186	259,504
Hokkaido Electric Power Co., Inc.*	20,632	277,696
Hokuhoku Financial Group, Inc.	125,000	261,967
Hokuriku Electric Power Co.	19,162	279,549
Honda Motor Co., Ltd.	184,456	7,008,934
Hoya Corp.	49,898	1,177,206
Hulic Co., Ltd.	28,905	431,686
Ibiden Co., Ltd.	13,866	226,127
Idemitsu Kosan Co., Ltd.	2,387	206,414
IHI Corp.	148,166	622,540
INPEX Corp.	100,400	1,182,799
Isetan Mitsukoshi Holdings Ltd.	41,432	612,871
Isuzu Motors Ltd.	136,928	899,898
ITOCHU Corp.	170,467	2,084,555
ITOCHU Techno-Solutions Corp.	2,575	91,426
Iyo Bank Ltd.	30,126	315,067
J. Front Retailing Co., Ltd.	56,331	455,026
Japan Airlines Co., Ltd.	6,850	413,948
Japan Exchange Group, Inc.	28,515	630,379
Japan Petroleum Exploration Co.	3,390	145,539
Japan Prime Realty Investment Corp. (REIT)	85	298,337
Japan Real Estate Investment Corp. (REIT)	66	770,823
Japan Retail Fund Investment Corp. (REIT)	224	460,784
Japan Steel Works Ltd.	32,978	190,900
Japan Tobacco, Inc.	123,322	4,428,777
JFE Holdings, Inc.	54,624	1,413,183
JGC Corp.	23,824	857,998
Joyo Bank Ltd.	76,480	410,041
JSR Corp.	19,482	360,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
JTEKT Corp.	24,918	$340,200
JX Holdings, Inc.	255,726	1,324,223
Kajima Corp.	100,261	406,980
Kamigumi Co., Ltd.	25,296	214,628
Kaneka Corp.	32,324	210,462
Kansai Electric Power Co., Inc.*	81,477	1,044,418
Kansai Paint Co., Ltd.	25,052	331,835
Kao Corp.	59,802	1,861,683
Kawasaki Heavy Industries Ltd.	156,851	678,180
KDDI Corp.	61,098	3,132,753
Keikyu Corp.	52,534	495,972
Keio Corp.	65,997	472,678
Keisei Electric Railway Co., Ltd.	30,784	320,070
Keyence Corp.	5,256	1,991,821
Kikkoman Corp.	18,883	344,829
Kinden Corp.	13,161	141,257
Kintetsu Corp.	188,020	700,090
Kirin Holdings Co., Ltd.	98,220	1,427,910
Kobe Steel Ltd.*	276,905	512,709
Koito Manufacturing Co., Ltd.	9,607	182,181
Komatsu Ltd.	104,324	2,588,598
Konami Corp.	10,912	251,555
Konica Minolta, Inc.	52,564	440,640
Kubota Corp.	123,462	1,779,802
Kuraray Co., Ltd.	37,984	454,054
Kurita Water Industries Ltd.	12,986	275,190
Kyocera Corp.	37,036	1,963,046
Kyowa Hakko Kirin Co., Ltd.	26,082	267,467
Kyushu Electric Power Co., Inc.*	47,512	677,189
Lawson, Inc.	7,120	557,025
LIXIL Group Corp.	29,677	609,572
M3, Inc.	77	212,838
Mabuchi Motor Co., Ltd.	2,511	132,070
Makita Corp.	12,348	716,045
Marubeni Corp.	184,598	1,449,816
Marui Group Co., Ltd.	23,614	220,777
Maruichi Steel Tube Ltd.	4,738	117,516
Mazda Motor Corp.*	302,888	1,346,580
McDonald’s Holdings Co. Japan Ltd.	7,360	202,766
Medipal Holdings Corp.	16,278	200,546
MEIJI Holdings Co., Ltd.	7,082	386,900
Miraca Holdings, Inc.	6,000	267,358
Mitsubishi Chemical Holdings Corp.	153,923	717,196
Mitsubishi Corp.	159,508	3,222,777
Mitsubishi Electric Corp.	219,691	2,302,068
Mitsubishi Estate Co., Ltd.	141,704	4,174,930
Mitsubishi Gas Chemical Co., Inc.	45,717	383,242
Mitsubishi Heavy Industries Ltd.	344,548	1,973,453
Mitsubishi Logistics Corp.	13,523	203,750
Mitsubishi Materials Corp.	130,181	536,378
Mitsubishi Motors Corp.*	47,406	522,795
Mitsubishi Tanabe Pharma Corp.	26,010	364,370
Mitsubishi UFJ Financial Group, Inc.	1,440,779	9,190,380
Mitsubishi UFJ Lease & Finance Co., Ltd.	69,130	365,008
Mitsui & Co., Ltd.	197,192	2,860,733
Mitsui Chemicals, Inc.	90,712	248,248
Mitsui Fudosan Co., Ltd.	95,172	3,190,312
Mitsui O.S.K. Lines Ltd.*	125,334	564,860
Mizuho Financial Group, Inc.	2,572,805	5,575,131
MS&AD Insurance Group Holdings, Inc.	56,204	1,463,780
Murata Manufacturing Co., Ltd.	22,680	1,728,198
Nabtesco Corp.	11,800	287,152
Namco Bandai Holdings, Inc.	20,081	374,878
NEC Corp.	283,647	655,047
Nexon Co., Ltd.	11,398	138,685
NGK Insulators Ltd.	29,733	450,101
NGK Spark Plug Co., Ltd.	21,099	465,575
NHK Spring Co., Ltd.	17,570	179,463
Nidec Corp.	11,147	918,569
Nikon Corp.	38,041	662,946
Nintendo Co., Ltd.	12,001	1,358,880
Nippon Building Fund, Inc. (REIT)	78	968,106
Nippon Electric Glass Co., Ltd.	42,978	229,548
Nippon Express Co., Ltd.	90,573	453,349
Nippon Meat Packers, Inc.	19,321	276,169
Nippon Prologis REIT, Inc. (REIT)	29	289,425
Nippon Steel & Sumitomo Metal Corp.	863,261	2,924,522
Nippon Telegraph & Telephone Corp.	49,637	2,565,298
Nippon Yusen KK	179,558	566,285
Nishi-Nippon City Bank Ltd.	77,520	210,569
Nissan Motor Co., Ltd.	282,373	2,826,746
Nisshin Seifun Group, Inc.	22,398	225,586
Nissin Foods Holdings Co., Ltd. .	6,794	278,547
Nitori Holdings Co., Ltd.	3,925	359,377
Nitto Denko Corp.	18,389	1,195,439
NKSJ Holdings, Inc.	38,423	985,446
NOK Corp.	11,936	185,546
Nomura Holdings, Inc.	406,333	3,162,366
Nomura Real Estate Holdings, Inc.	13,625	334,751
Nomura Real Estate Office Fund, Inc. (REIT)	37	190,091
Nomura Research Institute Ltd. .	11,912	413,245
NSK Ltd.	51,549	524,956
NTT Data Corp.	14,100	474,088
NTT DOCOMO, Inc.	174,900	2,832,706
NTT Urban Development Corp.	11,800	154,500
Obayashi Corp.	75,334	449,115
Odakyu Electric Railway Co., Ltd.	71,385	708,076
Oji Holdings Corp.	93,744	438,702
Olympus Corp.*	27,048	820,837
Omron Corp.	22,656	817,087
Ono Pharmaceutical Co., Ltd.	9,425	578,186
Oracle Corp. Japan	4,260	158,620
Oriental Land Co., Ltd.	5,717	943,382
ORIX Corp.	140,720	2,283,416
Osaka Gas Co., Ltd.	212,932	905,494
Otsuka Corp.	1,861	237,039
Otsuka Holdings Co., Ltd.	40,796	1,181,194
Panasonic Corp.	250,608	2,416,973
Park24 Co., Ltd.	11,100	197,055
Rakuten, Inc.	80,973	1,223,306
Resona Holdings, Inc.	212,760	1,086,581
Ricoh Co., Ltd.	73,420	844,784
Rinnai Corp.	3,816	282,624
Rohm Co., Ltd.	10,774	441,724
Sankyo Co., Ltd.	6,002	292,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sanrio Co., Ltd.	5,100	$312,864
Santen Pharmaceutical Co., Ltd.	8,069	391,157
SBI Holdings, Inc.	22,845	294,234
Secom Co., Ltd.	23,540	1,470,427
Sega Sammy Holdings, Inc.	21,925	631,017
Sekisui Chemical Co., Ltd.	46,164	468,708
Sekisui House Ltd.	62,030	831,737
Seven & I Holdings Co., Ltd.	85,576	3,116,762
Seven Bank Ltd.	64,568	215,457
Sharp Corp.*	116,062	425,071
Shikoku Electric Power Co., Inc.*	20,257	343,542
Shimadzu Corp.	24,860	235,208
Shimamura Co., Ltd.	2,654	263,793
Shimano, Inc.	8,864	790,857
Shimizu Corp.	63,090	307,443
Shin-Etsu Chemical Co., Ltd.	46,040	2,810,316
Shinsei Bank Ltd.	181,420	439,269
Shionogi & Co., Ltd.	33,993	712,748
Shiseido Co., Ltd.	40,078	719,239
Shizuoka Bank Ltd.	62,770	712,664
Showa Denko KK	161,083	217,957
Showa Shell Sekiyu KK	19,625	219,220
SMC Corp.	5,975	1,418,755
Softbank Corp.	107,849	7,449,969
Sojitz Corp.	149,224	291,480
Sony Corp.	114,999	2,454,529
Sony Financial Holdings, Inc.	20,520	375,349
Stanley Electric Co., Ltd.	17,116	363,059
Sumco Corp.	14,848	120,391
Sumitomo Chemical Co., Ltd.	170,842	650,032
Sumitomo Corp.	127,191	1,710,631
Sumitomo Electric Industries Ltd.	86,560	1,252,234
Sumitomo Heavy Industries Ltd.	65,216	295,909
Sumitomo Metal Mining Co., Ltd.	58,849	829,795
Sumitomo Mitsui Financial Group, Inc.	144,073	6,954,844
Sumitomo Mitsui Trust Holdings, Inc.	365,115	1,801,524
Sumitomo Realty & Development Co., Ltd.	41,474	1,964,103
Sumitomo Rubber Industries Ltd.	18,964	291,516
Suntory Beverage & Food Ltd.* .	13,907	469,014
Suruga Bank Ltd.	19,526	335,117
Suzuken Co., Ltd.	7,694	252,827
Suzuki Motor Corp.	40,864	977,793
Sysmex Corp.	8,100	515,855
T&D Holdings, Inc.	64,996	802,738
Taiheiyo Cement Corp.	131,704	573,471
Taisei Corp.	101,613	499,304
Taisho Pharmaceutical Holdings Co., Ltd.	3,198	210,500
Taiyo Nippon Sanso Corp.	26,608	178,118
Takashimaya Co., Ltd.	28,045	262,204
Takeda Pharmaceutical Co., Ltd.	88,582	4,176,993
TDK Corp.	14,129	553,402
Teijin Ltd.	109,750	252,337
Terumo Corp.	17,533	897,207
THK Co., Ltd.	12,692	280,710
Tobu Railway Co., Ltd.	115,009	606,080
Toho Co., Ltd.	13,554	282,125
Toho Gas Co., Ltd.	46,306	242,141
Tohoku Electric Power Co., Inc.*	50,441	618,870
Tokio Marine Holdings, Inc.	78,361	2,555,033
Tokyo Electric Power Co., Inc.* .	164,397	1,021,889
Tokyo Electron Ltd.	19,640	1,050,983
Tokyo Gas Co., Ltd.	278,338	1,523,433
Tokyo Tatemono Co., Ltd.	44,000	401,974
Tokyu Corp.	129,019	918,799
Tokyu Land Corp.†	47,306	489,688
TonenGeneral Sekiyu KK	30,829	284,469
Toppan Printing Co., Ltd.	63,090	507,698
Toray Industries, Inc.	166,226	1,090,755
Toshiba Corp.	447,935	2,005,101
TOTO Ltd.	33,800	472,468
Toyo Seikan Kaisha Ltd.	18,496	362,036
Toyo Suisan Kaisha Ltd.	9,783	286,439
Toyoda Gosei Co., Ltd.	7,858	193,142
Toyota Boshoku Corp.	6,608	88,268
Toyota Industries Corp.	18,982	816,866
Toyota Motor Corp.	311,384	19,862,431
Toyota Tsusho Corp.	23,786	620,452
Trend Micro, Inc.	12,418	461,751
Tsumura & Co.	6,396	187,270
Ube Industries Ltd.	111,877	210,563
Unicharm Corp.	12,706	740,682
United Urban Investment Corp. (REIT)	252	384,557
USS Co., Ltd.	24,390	352,594
West Japan Railway Co.	18,836	805,793
Yahoo! Japan Corp.	161,000	912,325
Yakult Honsha Co., Ltd.	9,393	469,674
Yamada Denki Co., Ltd.	99,780	294,381
Yamaguchi Financial Group, Inc.	23,834	233,745
Yamaha Corp.	19,321	275,186
Yamaha Motor Co., Ltd.	30,868	450,325
Yamato Holdings Co., Ltd.	42,764	962,348
Yamato Kogyo Co., Ltd.	4,446	164,642
Yamazaki Baking Co., Ltd.	12,005	129,460
Yaskawa Electric Corp.	23,822	334,204
Yokogawa Electric Corp.	23,797	338,453
Yokohama Rubber Co., Ltd.	21,000	206,806

		305,122,396

Luxembourg (0.2%)
ArcelorMittal S.A.	112,915	1,552,011
Millicom International Cellular S.A. (SDR)	7,423	655,477
SES S.A. (FDR)	34,161	977,441
Tenaris S.A.	53,156	1,246,956

		4,431,885

Macau (0.0%)
MGM China Holdings Ltd.	100,700	334,330
Wynn Macau Ltd.	173,500	591,688

		926,018

Mexico (0.0%)
Fresnillo plc	20,761	327,025

Netherlands (2.7%)
Aegon N.V.	200,045	1,480,351
Akzo Nobel N.V.	27,052	1,777,714
ASML Holding N.V.	40,697	4,019,156
CNH Industrial N.V.*	96,058	1,231,946
Corio N.V. (REIT)	7,587	326,860
Delta Lloyd N.V.	20,398	434,076
Fugro N.V. (CVA)	7,884	480,924
Gemalto N.V.	8,820	947,054
Heineken Holding N.V.	11,710	740,687
Heineken N.V.	26,173	1,855,033
ING Groep N.V. (CVA)*	429,115	4,847,991

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Koninklijke (Royal) KPN N.V.*	361,844	$1,152,821
Koninklijke Ahold N.V.	115,149	1,994,754
Koninklijke Boskalis Westminster N.V.	8,530	377,814
Koninklijke DSM N.V.	17,324	1,307,303
Koninklijke Philips N.V.	108,158	3,486,843
Koninklijke Vopak N.V.	7,901	452,727
OCI*	10,292	348,088
QIAGEN N.V.*	27,370	590,033
Randstad Holding N.V.	13,648	768,828
Reed Elsevier N.V.	78,982	1,588,337
Royal Dutch Shell plc, Class A	426,302	14,078,862
Royal Dutch Shell plc, Class B	288,281	9,961,671
TNT Express N.V.	39,013	356,151
Unilever N.V.. (CVA)	184,251	7,167,585
Wolters Kluwer N.V.	34,561	890,933
Ziggo N.V.	17,840	722,597

		63,387,139

New Zealand (0.1%)
Auckland International Airport Ltd.	116,334	320,299
Contact Energy Ltd.	36,729	165,034
Fletcher Building Ltd.	78,201	617,023
SKYCITY Entertainment Group Ltd.	59,509	198,195
Telecom Corp. of New Zealand Ltd.	213,571	412,412

		1,712,963

Norway (0.4%)
Aker Solutions ASA	17,867	250,924
DNB ASA	110,345	1,675,383
Gjensidige Forsikring ASA	21,270	321,177
Norsk Hydro ASA	103,624	429,609
Orkla ASA	88,818	646,943
Statoil ASA	126,670	2,875,393
Telenor ASA	77,972	1,781,624
Yara International ASA	21,147	873,205

		8,854,258

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	197,993	210,802
EDP - Energias de Portugal S.A.	224,503	820,041
Galp Energia SGPS S.A., Class B	39,083	650,079
Jeronimo Martins SGPS S.A.	27,885	572,653
Portugal Telecom SGPS S.A. (Registered)	72,710	327,656

		2,581,231

Singapore (0.9%)
Ascendas Real Estate Investment Trust (REIT)	220,656	401,017
CapitaCommercial Trust (REIT)	225,000	260,053
CapitaLand Ltd.	285,707	703,706
CapitaMall Trust (REIT)	263,182	411,173
CapitaMalls Asia Ltd.	162,501	253,230
City Developments Ltd.	42,569	347,800
ComfortDelGro Corp., Ltd.	222,450	349,310
DBS Group Holdings Ltd.	193,970	2,538,749
Genting Singapore plc	699,972	800,653
Global Logistic Properties Ltd.	342,600	789,218
Golden Agri-Resources Ltd.	799,295	331,301
Hutchison Port Holdings Trust, Class U	593,800	463,164
Jardine Cycle & Carriage Ltd.	12,042	366,189
Keppel Corp., Ltd.	162,825	1,352,386
Keppel Land Ltd.	77,000	217,273
Olam International Ltd.	166,304	202,818
Oversea-Chinese Banking Corp., Ltd.	290,931	2,388,577
Sembcorp Industries Ltd.	107,809	454,593
Sembcorp Marine Ltd.	97,768	353,026
Singapore Airlines Ltd.	61,548	512,185
Singapore Exchange Ltd.	94,062	544,331
Singapore Press Holdings Ltd.	181,397	594,270
Singapore Technologies Engineering Ltd.	179,479	596,570
Singapore Telecommunications Ltd.	904,545	2,689,373
StarHub Ltd.	65,152	222,791
United Overseas Bank Ltd.	143,586	2,365,727
UOL Group Ltd.	48,059	235,593
Wilmar International Ltd.	219,874	555,578

		21,300,654

Spain (1.9%)
Abertis Infraestructuras S.A.	42,684	829,508
Acciona S.A.	2,920	166,131
ACS Actividades de Construcciony Servicios S.A.	17,223	547,553
Amadeus IT Holding S.A., Class A	42,545	1,507,993
Banco Bilbao Vizcaya Argentaria S.A.	622,558	6,956,800
Banco de Sabadell S.A. (BATS Europe Exchange)†	34,100	85,391
Banco de Sabadell S.A. (Continuous Stock Exchange)	346,677	872,813
Banco Popular Espanol S.A.*	140,810	756,074
Banco Santander S.A. (BATS Europe Exchange)	1,253,735	10,224,184
Banco Santander S.A. (PLUS Market Group)	309	2,519
Bankia S.A.*	437,010	475,923
CaixaBank	130,259	571,661
Distribuidora Internacional de Alimentacion S.A.	67,963	589,267
Enagas S.A.	21,165	518,688
Ferrovial S.A.	45,439	816,965
Gas Natural SDG S.A.	39,623	827,109
Grifols S.A.	16,463	675,954
Iberdrola S.A.	544,028	3,161,070
Inditex S.A.	24,792	3,820,190
Mapfre S.A.	90,567	324,197
Red Electrica Corporacion S.A.	12,054	686,046
Repsol S.A.	96,170	2,384,148
Telefonica S.A.	460,873	7,176,393
Zardoya Otis S.A.	19,350	314,132

		44,290,709

Sweden (1.9%)
Alfa Laval AB	36,511	881,145
Assa Abloy AB, Class B	37,374	1,715,551
Atlas Copco AB, Class A	76,338	2,235,488
Atlas Copco AB, Class B	44,905	1,186,436
Boliden AB	30,345	454,700
Electrolux AB	26,751	694,718
Elekta AB, Class B	40,806	656,533
Getinge AB, Class B	22,799	814,871
Hennes & Mauritz AB, Class B	106,326	4,617,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Hexagon AB, Class B	27,465	$828,219
Husqvarna AB, Class B	47,742	309,999
Industrivarden AB, Class C	12,700	233,776
Investment AB Kinnevik, Class B	24,895	861,895
Investor AB, Class B	50,503	1,532,370
Lundin Petroleum AB*	25,300	545,627
Nordea Bank AB	319,349	3,851,051
Ratos AB, Class B	22,050	205,345
Sandvik AB	119,441	1,650,359
Scania AB, Class B	36,711	786,579
Securitas AB, Class B	34,173	390,293
Skandinaviska Enskilda Banken AB, Class A	170,243	1,803,966
Skanska AB, Class B	43,931	844,893
SKF AB, Class B	44,026	1,225,551
Svenska Cellulosa AB S.C.A., Class B	65,540	1,652,089
Svenska Handelsbanken AB, Class A	56,469	2,415,443
Swedbank AB, Class A	101,664	2,368,105
Swedish Match AB	23,363	824,487
Tele2 AB, Class B	36,296	464,240
Telefonaktiebolaget LM Ericsson, Class B	343,594	4,571,131
TeliaSonera AB	266,936	2,045,206
Volvo AB, Class B	170,440	2,552,609

		45,220,222

Switzerland (5.8%)
ABB Ltd. (Registered)*	246,767	5,836,619
Actelion Ltd. (Registered)*	12,102	859,124
Adecco S.A. (Registered)*	14,854	1,057,774
Aryzta AG*	9,748	651,591
Baloise Holding AG (Registered)	5,603	619,561
Banque Cantonale Vaudoise (Registered)	325	179,058
Barry Callebaut AG (Registered)*	230	230,928
Cie Financiere Richemont S.A. (Registered)	59,016	5,912,368
Coca-Cola HBC AG (ADR)	12,695	379,200
Coca-Cola HBC AG (CDI)*	10,019	300,066
Credit Suisse Group AG (Registered)*	168,552	5,147,793
EMS-Chemie Holding AG (Registered)	927	328,015
Geberit AG (Registered)*	4,367	1,179,213
Givaudan S.A. (Registered)*	955	1,394,985
Glencore Xstrata plc*	1,195,261	6,515,172
Holcim Ltd. (Registered)*	25,998	1,934,721
Julius Baer Group Ltd.*	25,779	1,202,934
Kuehne + Nagel International AG (Registered)	6,231	816,469
Lindt & Spruengli AG	102	418,557
Lindt & Spruengli AG (Registered)	12	570,576
Lonza Group AG (Registered)*	5,960	487,687
Nestle S.A. (Registered)	363,936	25,453,588
Novartis AG (Registered)	259,675	19,956,225
Pargesa Holding S.A	3,174	238,133
Partners Group Holding AG	1,914	469,214
Roche Holding AG	79,304	21,388,009
Schindler Holding AG	5,584	838,511
Schindler Holding AG (Registered)	2,384	346,390
SGS S.A. (Registered)	619	1,477,770
Sika AG	239	696,637
Sonova Holding AG (Registered)*	5,474	680,353
STMicroelectronics N.V.	72,768	671,094
Sulzer AG (Registered)	2,640	408,691
Swatch Group AG	3,484	2,242,150
Swatch Group AG (Registered)	4,976	561,234
Swiss Life Holding AG (Registered)*	3,569	675,638
Swiss Prime Site AG (Registered)*	5,969	461,692
Swiss Reinsurance AG*	40,014	3,309,612
Swisscom AG (Registered)	2,675	1,285,514
Syngenta AG (Registered)	10,563	4,314,670
Transocean Ltd.	40,476	1,797,889
UBS AG (Registered)*	409,461	8,376,213
Wolseley plc	31,309	1,620,436
Zurich Insurance Group AG*	16,786	4,322,949

		137,615,023

United Kingdom (11.3%)
3i Group plc	113,624	669,195
Aberdeen Asset Management plc	106,067	650,101
Admiral Group plc	20,437	407,944
Aggreko plc	30,269	786,000
AMEC plc	31,913	554,871
Anglo American plc	157,292	3,865,435
Antofagasta plc	44,138	584,859
ARM Holdings plc	156,790	2,502,737
Associated British Foods plc	39,295	1,193,411
AstraZeneca plc	141,394	7,360,368
Aviva plc	329,486	2,116,551
Babcock International Group plc	41,498	803,486
BAE Systems plc	361,585	2,659,921
Barclays plc	1,375,071	5,910,302
BG Group plc	382,271	7,305,625
BHP Billiton plc	237,192	6,988,620
BP plc	2,147,965	15,060,362
British American Tobacco plc	216,080	11,461,587
British Land Co. plc (REIT)	104,816	979,940
British Sky Broadcasting Group plc	119,882	1,688,470
BT Group plc	890,853	4,938,099
Bunzl plc	38,137	826,081
Burberry Group plc	50,346	1,331,794
Capita plc	74,021	1,193,533
Carnival plc	20,391	691,250
Centrica plc	587,562	3,516,602
Cobham plc	117,636	547,137
Compass Group plc	207,662	2,857,564
Croda International plc	15,060	647,306
Diageo plc	282,127	8,974,851
Direct Line Insurance Group plc	88,412	305,154
easyJet plc	17,364	359,253
G4S plc	168,339	693,029
GKN plc	181,411	1,004,407
GlaxoSmithKline plc	553,203	13,948,664
Hammerson plc (REIT)	78,660	637,987
Hargreaves Lansdown plc	25,730	408,004
HSBC Holdings plc	2,098,180	22,737,802
ICAP plc	63,855	386,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
IMI plc	35,498	$836,155
Imperial Tobacco Group plc	110,917	4,106,618
Inmarsat plc	50,190	576,081
InterContinental Hotels Group plc	30,380	886,263
International Consolidated Airlines Group S.A.*	104,254	569,802
Intertek Group plc	18,411	985,074
Intu Properties plc (REIT)	72,355	376,122
Invensys plc	71,244	574,378
Investec plc	63,796	413,530
ITV plc	410,861	1,165,995
J Sainsbury plc	141,521	896,959
Johnson Matthey plc	23,570	1,071,462
Kingfisher plc	266,683	1,666,058
Land Securities Groupplc (REIT)	87,221	1,297,647
Legal & General Group plc	662,699	2,104,919
Lloyds Banking Group plc*	5,169,275	6,157,571
London Stock Exchange Group plc	20,033	498,471
Marks & Spencer Group plc	180,413	1,450,423
Meggitt plc	88,841	789,598
Melrose Industries plc	138,983	674,549
National Grid plc	412,452	4,877,684
Next plc	17,740	1,481,915
Old Mutual plc	552,328	1,677,451
Pearson plc	92,715	1,886,711
Persimmon plc*	33,643	591,486
Petrofac Ltd.	29,647	674,337
Prudential plc	286,952	5,346,931
Randgold Resources Ltd.	10,052	724,319
Reckitt Benckiser Group plc	73,249	5,359,943
Reed Elsevier plc	135,359	1,825,375
Resolution Ltd.	161,066	828,663
Rexam plc	87,135	679,359
Rio Tinto plc	143,868	7,040,806
Rolls-Royce Holdings plc*	212,384	3,823,372
Royal Bank of Scotland Group plc*	240,051	1,398,638
RSA Insurance Group plc	399,499	781,919
SABMiller plc	107,717	5,481,731
Sage Group plc	121,559	649,020
Schroders plc	11,737	489,467
Segro plc (REIT)	86,746	435,343
Serco Group plc	54,643	483,442
Severn Trent plc	27,539	785,996
Smith & Nephew plc	102,667	1,281,461
Smiths Group plc	45,160	1,022,802
SSE plc	108,430	2,587,420
Standard Chartered plc	271,994	6,521,303
Standard Life plc	264,071	1,476,601
Subsea 7 S.A.	30,518	634,391
Tate & Lyle plc	53,083	632,919
Tesco plc	904,970	5,259,551
Travis Perkins plc	27,178	725,975
TUI Travel plc	54,298	323,219
Tullow Oil plc	102,984	1,707,221
Unilever plc	144,110	5,692,512
United Utilities Group plc	75,966	849,801
Vedanta Resources plc	9,121	159,768
Vodafone Group plc	5,483,298	19,174,128
Weir Group plc	23,679	893,181
Whitbread plc	20,643	990,538
William Hill plc	95,169	620,898
WM Morrison Supermarkets plc	242,827	1,100,715
WPP plc	145,528	2,992,060

		268,623,281

Total Common Stocks (59.5%) (Cost $1,189,130,413)		1,410,265,778

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 12/31/49(b)*†	5,254	—

Spain (0.0%)
Abertis Infraestructuras S.A., expiring 10/9/13*	42,684	41,519
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13(b)*	622,558	85,065

		126,584

United Kingdom (0.0%)
Barclays plc, expiring 10/2/13*	346,957	453,563

Total Rights (0.0%) (Cost $—)		580,147

Total Investments (59.5%) (Cost $1,189,130,413)		1,410,845,925
Other Assets Less Liabilities (40.5%)		961,052,174

Net Assets (100%)		$2,371,898,099

*	Non-income producing.

†	Securities (totaling $575,079 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.0%
Consumer Staples	6.7
Energy	4.1
Financials	15.1
Health Care	5.9
Industrials	7.7
Information Technology	2.6
Materials	4.9
Telecommunication Services	3.3
Utilities	2.2
Cash and Other	40.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$3,848,229	$—	$206,281	$4,685,152	$163,903	$(1,168)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	9,791	December-13	$381,019,477	$381,345,267	$325,790
E-Mini MSCI EAFE Index	41	December-13	3,712,251	3,721,160	8,909
FTSE 100 Index	2,284	December-13	243,212,757	237,735,108	(5,477,649)
SPI 200 Index	781	December-13	95,382,109	95,136,275	(245,834)
TOPIX Index	1,964	December-13	234,967,937	239,068,722	4,100,785

					$(1,287,999)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	17,000	$27,506,560	$26,864,981	$641,579
European Union Euro vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	33,900	45,870,327	45,105,577	764,750

					$1,406,329

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$167,174,916	$—	$167,174,916
Consumer Staples	379,200	158,243,129	—	158,622,329
Energy	—	96,581,209	—	96,581,209
Financials	—	355,894,269	575,079	356,469,348
Health Care	—	140,637,934	—	140,637,934
Industrials	128,678	183,598,807	—	183,727,485
Information Technology	—	61,299,651	—	61,299,651
Materials	—	116,014,480	—	116,014,480
Telecommunication Services	—	77,245,110	—	77,245,110
Utilities	—	52,493,316	—	52,493,316
Forward Currency Contracts	—	1,406,329	—	1,406,329
Futures	4,435,484	—	—	4,435,484
Rights
Financials	—	538,628	—	538,628
Industrials	—	41,519	—	41,519

Total Assets	$4,943,362	$1,411,169,297	$575,079	$1,416,687,738

Liabilities:
Futures	$(5,723,483)	$—	$—	$(5,723,483)

Total Liabilities	$(5,723,483)	$—	$—	$(5,723,483)

Total	$(780,121)	$1,411,169,297	$575,079	$1,410,964,255

(a)	A security with a market value of $489,688 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

Investment security transactions for nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$26,835,262
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$94,397,545

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,934,835
Aggregate gross unrealized depreciation	(125,290,766)

Net unrealized appreciation	$213,644,069

Federal income tax cost of investments	$1,197,201,856

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Auto Components (0.2%)
BorgWarner, Inc.	20,416	$2,069,978
Delphi Automotive plc	50,232	2,934,553
Goodyear Tire & Rubber Co.*	43,742	982,008
Johnson Controls, Inc.	121,839	5,056,319

		11,042,858

Automobiles (0.5%)
Ford Motor Co.	701,459	11,833,613
General Motors Co.*	167,551	6,026,810
Harley-Davidson, Inc.	39,687	2,549,493

		20,409,916

Distributors (0.0%)
Genuine Parts Co.	27,591	2,231,836

Diversified Consumer Services (0.0%)
H&R Block, Inc.	48,598	1,295,623

Hotels, Restaurants & Leisure (1.1%)
Carnival Corp.	77,881	2,542,036
Chipotle Mexican Grill, Inc.*	5,575	2,390,002
Darden Restaurants, Inc.	23,114	1,069,947
International Game Technology	46,607	882,271
Marriott International, Inc., Class A	40,439	1,700,864
McDonald’s Corp.	178,041	17,129,325
Starbucks Corp.	133,786	10,297,508
Starwood Hotels & Resorts Worldwide, Inc.	34,640	2,301,828
Wyndham Worldwide Corp.	23,656	1,442,306
Wynn Resorts Ltd.	14,417	2,278,030
Yum! Brands, Inc.	79,427	5,670,294

		47,704,411

Household Durables (0.2%)
D.R. Horton, Inc.	50,277	976,882
Garmin Ltd.	21,924	990,746
Harman International Industries, Inc.	12,159	805,291
Leggett & Platt, Inc.	25,410	766,111
Lennar Corp., Class A	29,410	1,041,114
Newell Rubbermaid, Inc.	51,114	1,405,635
PulteGroup, Inc.	62,201	1,026,316
Whirlpool Corp.	14,079	2,061,729

		9,073,824

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	65,940	20,615,482
Expedia, Inc.	19,086	988,464
Netflix, Inc.*	10,513	3,250,725
priceline.com, Inc.*	9,174	9,274,455
TripAdvisor, Inc.*	19,886	1,508,154

		35,637,280

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	20,520	967,313
Mattel, Inc.	61,396	2,570,036

		3,537,349

Media (2.2%)
Cablevision Systems Corp. - New York Group, Class A	37,921	638,590
CBS Corp., Class B	100,100	5,521,516
Comcast Corp., Class A	465,685	21,025,678
DIRECTV*	90,849	5,428,228
Discovery Communications, Inc., Class A*	41,117	3,471,097
Gannett Co., Inc.	40,680	1,089,817
Interpublic Group of Cos., Inc.	75,094	1,290,115
News Corp., Class A*	88,560	1,422,273
Omnicom Group, Inc.	45,745	2,902,063
Scripps Networks Interactive, Inc., Class A	19,473	1,521,036
Time Warner Cable, Inc.	50,931	5,683,900
Time Warner, Inc.	163,824	10,781,257
Twenty-First Century Fox, Inc.	353,743	11,850,390
Viacom, Inc., Class B	77,328	6,463,074
Walt Disney Co.	295,847	19,079,173
Washington Post Co., Class B	808	493,971

		98,662,178

Multiline Retail (0.5%)
Dollar General Corp.*	53,016	2,993,283
Dollar Tree, Inc.*	39,779	2,273,768
Family Dollar Stores, Inc.	17,153	1,235,359
J.C. Penney Co., Inc.*	34,098	300,744
Kohl’s Corp.	36,268	1,876,869
Macy’s, Inc.	66,996	2,898,917
Nordstrom, Inc.	25,656	1,441,867
Target Corp.	112,366	7,189,177

		20,209,984

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	13,513	477,955
AutoNation, Inc.*	11,479	598,859
AutoZone, Inc.*	6,381	2,697,440
Bed Bath & Beyond, Inc.*	38,835	3,004,276
Best Buy Co., Inc.	47,958	1,798,425
CarMax, Inc.*	39,882	1,933,081
GameStop Corp., Class A	20,848	1,035,103
Gap, Inc.	49,040	1,975,331
Home Depot, Inc.	255,028	19,343,874
L Brands, Inc.	43,397	2,651,557
Lowe’s Cos., Inc.	187,223	8,913,687
O’Reilly Automotive, Inc.*	19,385	2,473,332
PetSmart, Inc.	18,547	1,414,394
Ross Stores, Inc.	38,530	2,804,984
Staples, Inc.	117,805	1,725,843
Tiffany & Co.	19,574	1,499,760
TJX Cos., Inc.	127,355	7,181,549
Urban Outfitters, Inc.*	19,317	710,286

		62,239,736

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	50,241	2,739,642
Fossil Group, Inc.*	8,955	1,040,929
NIKE, Inc., Class B	133,224	9,677,391
PVH Corp.	14,614	1,734,536
Ralph Lauren Corp.	10,797	1,778,590
VF Corp.	15,712	3,127,473

		20,098,561

Total Consumer Discretionary		332,143,556

Consumer Staples (6.0%)
Beverages (1.3%)
Beam, Inc.	28,759	1,859,269
Brown-Forman Corp., Class B	28,979	1,974,339
Coca-Cola Co.	678,824	25,713,853
Coca-Cola Enterprises, Inc.	44,231	1,778,529
Constellation Brands, Inc., Class A*	29,499	1,693,243
Dr. Pepper Snapple Group, Inc.	36,161	1,620,736
Molson Coors Brewing Co., Class B	28,019	1,404,592
Monster Beverage Corp.*	24,086	1,258,493
PepsiCo, Inc.	274,649	21,834,596

		59,137,650

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	77,796	$8,955,875
CVS Caremark Corp.	218,711	12,411,849
Kroger Co.	92,381	3,726,650
Safeway, Inc.	43,074	1,377,937
Sysco Corp.	104,695	3,332,442
Walgreen Co.	154,771	8,326,680
Wal-Mart Stores, Inc.	289,886	21,439,969
Whole Foods Market, Inc.	66,282	3,877,497

		63,448,899

Food Products (1.0%)
Archer-Daniels-Midland Co.	117,273	4,320,337
Campbell Soup Co.	31,781	1,293,805
ConAgra Foods, Inc.	75,113	2,278,929
General Mills, Inc.	114,209	5,472,895
Hershey Co.	26,684	2,468,270
Hormel Foods Corp.	23,860	1,004,983
J.M. Smucker Co.	18,708	1,965,088
Kellogg Co.	45,862	2,693,475
Kraft Foods Group, Inc.	106,028	5,560,108
McCormick & Co., Inc. (Non-Voting)	23,477	1,518,962
Mead Johnson Nutrition Co.	35,968	2,670,984
Mondelez International, Inc., Class A	317,112	9,963,659
Tyson Foods, Inc., Class A	49,435	1,398,022

		42,609,517

Household Products (1.2%)
Clorox Co.	23,273	1,901,869
Colgate-Palmolive Co.	156,960	9,307,728
Kimberly-Clark Corp.	68,223	6,427,971
Procter & Gamble Co.	487,708	36,865,848

		54,503,416

Personal Products (0.1%)
Avon Products, Inc.	77,106	1,588,384
Estee Lauder Cos., Inc., Class A	45,555	3,184,294

		4,772,678

Tobacco (1.0%)
Altria Group, Inc.	356,768	12,254,981
Lorillard, Inc.	66,570	2,981,005
Philip Morris International, Inc.	288,258	24,960,260
Reynolds American, Inc.	56,387	2,750,558

		42,946,804

Total Consumer Staples		267,418,964

Energy (6.3%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	78,787	3,868,442
Cameron International Corp.*	43,737	2,552,929
Diamond Offshore Drilling, Inc.	12,384	771,771
Ensco plc, Class A	41,588	2,235,355
FMC Technologies, Inc.*	42,136	2,335,177
Halliburton Co.	150,497	7,246,430
Helmerich & Payne, Inc.	18,954	1,306,878
Nabors Industries Ltd.	46,150	741,169
National Oilwell Varco, Inc.	76,148	5,947,920
Noble Corp.	44,996	1,699,499
Rowan Cos., plc, Class A*	22,044	809,456
Schlumberger Ltd.	235,602	20,817,793

		50,332,819

Oil, Gas & Consumable Fuels (5.1%)
Anadarko Petroleum Corp.	89,561	8,328,277
Apache Corp.	71,917	6,123,013
Cabot Oil & Gas Corp.	74,734	2,789,073
Chesapeake Energy Corp.	90,103	2,331,866
Chevron Corp.#	344,075	41,805,113
ConocoPhillips Co.	217,796	15,139,000
CONSOL Energy, Inc.	40,774	1,372,045
Denbury Resources, Inc.*	66,281	1,220,233
Devon Energy Corp.	67,911	3,922,539
EOG Resources, Inc.	48,582	8,223,961
EQT Corp.	26,746	2,372,905
Exxon Mobil Corp.#	783,793	67,437,550
Hess Corp.	51,342	3,970,790
Kinder Morgan, Inc.	119,807	4,261,535
Marathon Oil Corp.	126,424	4,409,669
Marathon Petroleum Corp.	55,728	3,584,425
Murphy Oil Corp.	31,220	1,883,190
Newfield Exploration Co.*	24,270	664,270
Noble Energy, Inc.	63,973	4,286,831
Occidental Petroleum Corp.	143,490	13,422,055
Peabody Energy Corp.	48,027	828,466
Phillips 66	108,743	6,287,520
Pioneer Natural Resources Co.	24,746	4,672,045
QEP Resources, Inc.	32,009	886,329
Range Resources Corp.	29,152	2,212,345
Southwestern Energy Co.*	62,450	2,271,931
Spectra Energy Corp.	119,053	4,075,184
Tesoro Corp.	24,075	1,058,819
Valero Energy Corp.	96,421	3,292,777
Williams Cos., Inc.	121,489	4,417,340
WPX Energy, Inc.*	35,685	687,293

		228,238,389

Total Energy		278,571,208

Financials (9.7%)
Capital Markets (1.3%)
Ameriprise Financial, Inc.	35,239	3,209,568
Bank of New York Mellon Corp.	204,761	6,181,735
BlackRock, Inc.	22,461	6,078,396
Charles Schwab Corp.	205,882	4,352,345
E*TRADE Financial Corp.*	51,022	841,863
Franklin Resources, Inc.	72,384	3,659,011
Goldman Sachs Group, Inc.	74,376	11,767,027
Invesco Ltd.	78,919	2,517,516
Legg Mason, Inc.	19,360	647,398
Morgan Stanley	247,586	6,672,443
Northern Trust Corp.	40,215	2,187,294
State Street Corp.	79,445	5,223,509
T. Rowe Price Group, Inc.	46,341	3,333,308

		56,671,413

Commercial Banks (1.7%)
BB&T Corp.	125,322	4,229,617
Comerica, Inc.	32,973	1,296,169
Fifth Third Bancorp	157,906	2,848,624
Huntington Bancshares, Inc./Ohio	147,664	1,219,705
KeyCorp	162,119	1,848,157
M&T Bank Corp.	23,179	2,594,194
PNC Financial Services Group, Inc.	94,621	6,855,291
Regions Financial Corp.	248,438	2,300,536
SunTrust Banks, Inc.	96,027	3,113,195
U.S. Bancorp/Minnesota	327,448	11,978,048
Wells Fargo & Co.	860,349	35,549,621
Zions Bancorp	32,779	898,800

		74,731,957

Consumer Finance (0.6%)
American Express Co.	165,202	12,476,055
Capital One Financial Corp.	104,255	7,166,489
Discover Financial Services	86,080	4,350,483

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	77,574	$1,931,593

		25,924,620

Diversified Financial Services (2.3%)
Bank of America Corp.	1,912,995	26,399,331
Citigroup, Inc.	541,458	26,266,128
CME Group, Inc./Illinois	56,001	4,137,354
IntercontinentalExchange, Inc.*	12,965	2,352,110
JPMorgan Chase & Co.	670,312	34,648,427
Leucadia National Corp.	55,807	1,520,183
McGraw Hill Financial, Inc.	48,985	3,212,926
Moody’s Corp.	34,548	2,429,761
NASDAQ OMX Group, Inc.	20,574	660,220
NYSE Euronext	43,473	1,824,996

		103,451,436

Insurance (2.6%)
ACE Ltd.	60,574	5,667,303
Aflac, Inc.	82,849	5,135,810
Allstate Corp.	82,488	4,169,768
American International Group, Inc.	262,833	12,781,569
Aon plc	54,673	4,069,858
Assurant, Inc.	13,221	715,256
Berkshire Hathaway, Inc., Class B*	320,487	36,378,479
Chubb Corp.	45,521	4,063,205
Cincinnati Financial Corp.	26,209	1,236,016
Genworth Financial, Inc., Class A*	87,884	1,124,036
Hartford Financial Services Group, Inc.	80,977	2,520,004
Lincoln National Corp.	47,068	1,976,385
Loews Corp.	54,558	2,550,041
Marsh & McLennan Cos., Inc.	97,826	4,260,322
MetLife, Inc.	199,388	9,361,267
Principal Financial Group, Inc.	48,720	2,086,190
Progressive Corp.	98,389	2,679,133
Prudential Financial, Inc.	82,884	6,463,294
Torchmark Corp.	16,276	1,177,569
Travelers Cos., Inc.	66,483	5,635,764
Unum Group	46,770	1,423,679
XL Group plc	50,864	1,567,629

		117,042,577

Real Estate Investment Trusts (REITs) (1.2%)
American Tower Corp. (REIT)	70,333	5,213,785
Apartment Investment & Management Co. (REIT), Class A	26,079	728,647
AvalonBay Communities, Inc. (REIT)	21,666	2,753,532
Boston Properties, Inc. (REIT)	27,076	2,894,424
Equity Residential (REIT)	59,668	3,196,415
HCP, Inc. (REIT)	81,116	3,321,700
Health Care REIT, Inc. (REIT)	51,062	3,185,248
Host Hotels & Resorts, Inc. (REIT)	133,542	2,359,687
Kimco Realty Corp. (REIT)	72,831	1,469,730
Macerich Co. (REIT)	25,059	1,414,330
Plum Creek Timber Co., Inc. (REIT)	28,975	1,356,899
Prologis, Inc. (REIT)	88,631	3,334,298
Public Storage (REIT)	25,772	4,137,695
Simon Property Group, Inc. (REIT)	55,305	8,197,860
Ventas, Inc. (REIT)	52,185	3,209,378
Vornado Realty Trust (REIT)	30,983	2,604,431
Weyerhaeuser Co. (REIT)	103,963	2,976,461

		52,354,520

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	49,287	1,140,008

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	85,538	774,119
People’s United Financial, Inc.	57,101	821,112

		1,595,231

Total Financials		432,911,762

Health Care (7.8%)
Biotechnology (1.5%)
Alexion Pharmaceuticals, Inc.*	34,797	4,042,019
Amgen, Inc.	134,199	15,022,236
Biogen Idec, Inc.*	42,377	10,202,686
Celgene Corp.*	73,305	11,283,839
Gilead Sciences, Inc.*	272,507	17,124,340
Regeneron Pharmaceuticals, Inc.*	13,916	4,353,899
Vertex Pharmaceuticals, Inc.*	41,441	3,142,057

		65,171,076

Health Care Equipment & Supplies (1.2%)
Abbott Laboratories	276,619	9,180,985
Baxter International, Inc.	96,658	6,349,464
Becton, Dickinson and Co.	34,568	3,457,491
Boston Scientific Corp.*	238,879	2,804,439
C.R. Bard, Inc.	14,128	1,627,546
CareFusion Corp.*	38,105	1,406,074
Covidien plc	81,911	4,991,656
DENTSPLY International, Inc.	25,163	1,092,326
Edwards Lifesciences Corp.*	19,959	1,389,745
Intuitive Surgical, Inc.*	7,150	2,690,330
Medtronic, Inc.	177,594	9,456,881
St. Jude Medical, Inc.	51,103	2,741,165
Stryker Corp.	52,514	3,549,421
Varian Medical Systems, Inc.*	19,146	1,430,781
Zimmer Holdings, Inc.	30,168	2,478,000

		54,646,304

Health Care Providers & Services (1.2%)
Aetna, Inc.	66,267	4,242,413
AmerisourceBergen Corp.	41,132	2,513,165
Cardinal Health, Inc.	60,414	3,150,590
Cigna Corp.	50,394	3,873,283
DaVita HealthCare Partners, Inc.*	31,410	1,787,229
Express Scripts Holding Co.*	144,919	8,953,096
Humana, Inc.	27,857	2,599,894
Laboratory Corp. of America Holdings*	16,054	1,591,594
McKesson Corp.	40,702	5,222,067
Patterson Cos., Inc.	14,760	593,352
Quest Diagnostics, Inc.	27,013	1,669,133
Tenet Healthcare Corp.*	17,927	738,413
UnitedHealth Group, Inc.	181,084	12,967,425
WellPoint, Inc.	53,253	4,452,483

		54,354,137

Health Care Technology (0.1%)
Cerner Corp.*	52,499	2,758,823

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	58,834	3,015,243
Life Technologies Corp.*	30,730	2,299,526
PerkinElmer, Inc.	19,754	745,714
Thermo Fisher Scientific, Inc.	64,247	5,920,361
Waters Corp.*	15,216	1,616,091

		13,596,935

Pharmaceuticals (3.5%)
AbbVie, Inc.	282,266	12,625,758
Actavis, Inc.*	30,967	4,459,248
Allergan, Inc.	52,938	4,788,242
Bristol-Myers Squibb Co.	293,132	13,566,149
Eli Lilly and Co.	176,575	8,887,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Laboratories, Inc.*	42,168	$1,804,369
Hospira, Inc.*	29,568	1,159,657
Johnson & Johnson	501,870	43,507,110
Merck & Co., Inc.	521,018	24,805,667
Mylan, Inc.*	68,039	2,597,049
Perrigo Co.	16,355	2,017,880
Pfizer, Inc.	1,178,867	33,845,271
Zoetis, Inc.	89,085	2,772,325

		156,835,745

Total Health Care		347,363,020

Industrials (6.4%)
Aerospace & Defense (1.6%)
Boeing Co.	123,609	14,524,057
General Dynamics Corp.	59,210	5,182,059
Honeywell International, Inc.	139,674	11,598,529
L-3 Communications Holdings, Inc.	15,998	1,511,811
Lockheed Martin Corp.	47,989	6,120,997
Northrop Grumman Corp.	40,952	3,901,087
Precision Castparts Corp.	25,957	5,898,469
Raytheon Co.	57,397	4,423,587
Rockwell Collins, Inc.	23,970	1,626,604
Textron, Inc.	49,913	1,378,098
United Technologies Corp.	150,341	16,209,767

		72,375,065

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	28,349	1,688,466
Expeditors International of Washington, Inc.	36,759	1,619,602
FedEx Corp.	52,894	6,035,734
United Parcel Service, Inc., Class B	128,694	11,758,771

		21,102,573

Airlines (0.1%)
Delta Air Lines, Inc.	152,749	3,603,349
Southwest Airlines Co.	125,674	1,829,813

		5,433,162

Building Products (0.0%)
Masco Corp.	63,367	1,348,450

Commercial Services & Supplies (0.3%)
ADT Corp.*	35,515	1,444,040
Cintas Corp.	18,323	938,137
Iron Mountain, Inc.	30,107	813,491
Pitney Bowes, Inc.	35,951	653,949
Republic Services, Inc.	48,266	1,610,154
Stericycle, Inc.*	15,280	1,763,312
Tyco International Ltd.	82,309	2,879,169
Waste Management, Inc.	77,566	3,198,822

		13,301,074

Construction & Engineering (0.1%)
Fluor Corp.	29,079	2,063,446
Jacobs Engineering Group, Inc.*	23,318	1,356,641
Quanta Services, Inc.*	38,165	1,049,919

		4,470,006

Electrical Equipment (0.5%)
AMETEK, Inc.	43,481	2,000,996
Eaton Corp. plc	84,395	5,809,752
Emerson Electric Co.	127,193	8,229,387
Rockwell Automation, Inc.	24,692	2,640,562
Roper Industries, Inc.	17,695	2,351,135

		21,031,832

Industrial Conglomerates (1.4%)
3M Co.	115,598	13,803,557
Danaher Corp.	106,556	7,386,462
General Electric Co.#	1,813,343	43,320,764

		64,510,783

Machinery (1.1%)
Caterpillar, Inc.	113,287	9,444,737
Cummins, Inc.	31,066	4,127,739
Deere & Co.	68,179	5,549,089
Dover Corp.	30,415	2,732,179
Flowserve Corp.	25,014	1,560,623
Illinois Tool Works, Inc.	73,347	5,594,176
Ingersoll-Rand plc	48,229	3,131,991
Joy Global, Inc.	18,964	967,923
PACCAR, Inc.	63,074	3,510,699
Pall Corp.	19,899	1,533,019
Parker Hannifin Corp.	26,565	2,888,147
Pentair Ltd. (Registered)	35,432	2,300,954
Snap-on, Inc.	10,353	1,030,124
Stanley Black & Decker, Inc.	28,537	2,584,596
Xylem, Inc.	32,863	917,864

		47,873,860

Professional Services (0.1%)
Dun & Bradstreet Corp.	6,941	720,823
Equifax, Inc.	21,500	1,286,775
Nielsen Holdings N.V	38,266	1,394,796
Robert Half International, Inc.	24,710	964,431

		4,366,825

Road & Rail (0.6%)
CSX Corp.	181,183	4,663,650
Kansas City Southern	19,654	2,149,361
Norfolk Southern Corp.	55,576	4,298,804
Ryder System, Inc.	9,218	550,315
Union Pacific Corp.	82,615	12,833,414

		24,495,544

Trading Companies & Distributors (0.1%)
Fastenal Co.	48,616	2,442,954
W.W. Grainger, Inc.	11,077	2,898,962

		5,341,916

Total Industrials		285,651,090

Information Technology (10.7%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	954,674	22,358,465
F5 Networks, Inc.*	13,923	1,194,037
Harris Corp.	18,977	1,125,336
JDS Uniphase Corp.*	42,378	623,380
Juniper Networks, Inc.*	90,044	1,788,274
Motorola Solutions, Inc.	42,138	2,502,154
QUALCOMM, Inc.	305,444	20,574,708

		50,166,354

Computers & Peripherals (2.4%)
Apple, Inc.#	161,792	77,134,336
Dell, Inc.	262,363	3,612,739
EMC Corp.	370,480	9,469,469
Hewlett-Packard Co.	342,040	7,175,999
NetApp, Inc.	60,492	2,578,169
SanDisk Corp.	42,737	2,543,279
Seagate Technology plc	55,264	2,417,247
Western Digital Corp.	37,513	2,378,324

		107,309,562

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	28,349	2,193,646
Corning, Inc.	259,950	3,792,670
FLIR Systems, Inc.	25,104	788,266
Jabil Circuit, Inc.	32,924	713,792
Molex, Inc.	24,430	941,044

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	73,541	$3,807,953

		12,237,371

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*	31,759	1,641,940
eBay, Inc.*	207,419	11,571,906
Google, Inc., Class A*	49,834	43,650,099
VeriSign, Inc.*	24,045	1,223,650
Yahoo!, Inc.*	168,774	5,596,546

		63,684,141

IT Services (2.2%)
Accenture plc, Class A	114,846	8,457,259
Automatic Data Processing, Inc.	85,936	6,220,048
Cognizant Technology Solutions Corp., Class A*	53,703	4,410,090
Computer Sciences Corp.	26,269	1,359,158
Fidelity National Information Services, Inc.	51,931	2,411,676
Fiserv, Inc.*	23,176	2,341,935
International Business Machines Corp.#	183,437	33,968,864
Mastercard, Inc., Class A	18,547	12,478,051
Paychex, Inc.	57,882	2,352,324
Teradata Corp.*	28,982	1,606,762
Total System Services, Inc.	29,633	871,803
Visa, Inc., Class A	91,906	17,563,236
Western Union Co.	98,071	1,830,005

		95,871,211

Office Electronics (0.1%)
Xerox Corp.	206,211	2,121,911

Semiconductors & Semiconductor Equipment (1.2%)
Altera Corp.	56,756	2,109,053
Analog Devices, Inc.	55,332	2,603,371
Applied Materials, Inc.	214,219	3,757,401
Broadcom Corp., Class A	97,952	2,547,731
First Solar, Inc.*	12,259	492,934
Intel Corp.	887,151	20,333,501
KLA-Tencor Corp.	29,440	1,791,424
Lam Research Corp.*	29,130	1,491,165
Linear Technology Corp.	41,580	1,649,063
LSI Corp.	97,972	766,141
Microchip Technology, Inc.	35,047	1,412,044
Micron Technology, Inc.*	184,868	3,229,644
NVIDIA Corp.	102,681	1,597,716
Teradyne, Inc.*	34,218	565,281
Texas Instruments, Inc.	196,075	7,895,940
Xilinx, Inc.	47,417	2,221,961

		54,464,370

Software (2.0%)
Adobe Systems, Inc.*	83,128	4,317,668
Autodesk, Inc.*	39,649	1,632,349
CA, Inc.	58,512	1,736,051
Citrix Systems, Inc.*	33,315	2,352,372
Electronic Arts, Inc.*	54,510	1,392,731
Intuit, Inc.	52,822	3,502,627
Microsoft Corp.	1,349,749	44,960,139
Oracle Corp.	634,893	21,059,401
Red Hat, Inc.*	33,622	1,551,319
Salesforce.com, Inc.*	97,606	5,066,728
Symantec Corp.	124,481	3,080,905

		90,652,290

Total Information Technology		476,507,210

Materials (2.1%)
Chemicals (1.6%)
Air Products and Chemicals, Inc.	37,348	3,980,176
Airgas, Inc.	11,764	1,247,572
CF Industries Holdings, Inc.	10,203	2,151,099
Dow Chemical Co.	215,436	8,272,742
E.I. du Pont de Nemours & Co.	164,389	9,626,620
Eastman Chemical Co.	27,542	2,145,522
Ecolab, Inc.	48,307	4,770,799
FMC Corp.	24,288	1,741,935
International Flavors & Fragrances, Inc.	14,630	1,204,049
LyondellBasell Industries N.V., Class A	79,738	5,839,214
Monsanto Co.	94,957	9,910,662
Mosaic Co.	60,649	2,609,120
PPG Industries, Inc.	25,460	4,253,348
Praxair, Inc.	52,452	6,305,255
Sherwin-Williams Co.	15,564	2,835,450
Sigma-Aldrich Corp.	21,497	1,833,694

		68,727,257

Construction Materials (0.0%)
Vulcan Materials Co.	23,221	1,203,080

Containers & Packaging (0.1%)
Avery Dennison Corp.	17,518	762,383
Ball Corp.	25,809	1,158,308
Bemis Co., Inc.	18,382	717,082
MeadWestvaco Corp.	31,640	1,214,343
Owens-Illinois, Inc.*	29,357	881,297
Sealed Air Corp.	34,982	951,161

		5,684,574

Metals & Mining (0.3%)
Alcoa, Inc.	190,294	1,545,187
Allegheny Technologies, Inc.	19,104	583,054
Cliffs Natural Resources, Inc.	27,456	562,848
Freeport-McMoRan Copper & Gold, Inc.	184,681	6,109,248
Newmont Mining Corp.	88,472	2,486,063
Nucor Corp.	56,720	2,780,414
United States Steel Corp.	25,759	530,378

		14,597,192

Paper & Forest Products (0.1%)
International Paper Co.	79,379	3,556,179

Total Materials		93,768,282

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	945,724	31,984,385
CenturyLink, Inc.	106,890	3,354,208
Frontier Communications Corp.	177,481	740,096
Verizon Communications, Inc.	509,527	23,774,530
Windstream Holdings, Inc.	105,912	847,296

		60,700,515

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	52,191	3,811,509

Total Telecommunication Services		64,512,024

Utilities (1.9%)
Electric Utilities (1.0%)
American Electric Power Co., Inc.	86,779	3,761,870
Duke Energy Corp.	125,753	8,397,785
Edison International	57,929	2,668,210

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	31,697	$2,002,933
Exelon Corp.	152,389	4,516,810
FirstEnergy Corp.	74,555	2,717,530
NextEra Energy, Inc.	75,712	6,069,074
Northeast Utilities	55,908	2,306,205
Pepco Holdings, Inc.	44,237	816,615
Pinnacle West Capital Corp.	19,654	1,075,860
PPL Corp.	112,461	3,416,565
Southern Co.	155,534	6,404,890
Xcel Energy, Inc.	88,413	2,441,083

		46,595,430

Gas Utilities (0.1%)
AGL Resources, Inc.	21,161	974,041
ONEOK, Inc.	36,738	1,958,870

		2,932,911

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	109,362	1,453,421
NRG Energy, Inc.	57,562	1,573,170

		3,026,591

Multi-Utilities (0.7%)
Ameren Corp.	43,283	1,507,980
CenterPoint Energy, Inc.	76,270	1,828,192
CMS Energy Corp.	47,306	1,245,094
Consolidated Edison, Inc.	52,189	2,877,701
Dominion Resources, Inc.	103,089	6,441,001
DTE Energy Co.	31,194	2,058,180
Integrys Energy Group, Inc.	14,237	795,706
NiSource, Inc.	55,433	1,712,325
PG&E Corp.	79,273	3,243,851
Public Service Enterprise Group, Inc.	90,195	2,970,121
SCANA Corp.	24,815	1,142,482
Sempra Energy	40,433	3,461,065
TECO Energy, Inc.	36,331	600,915
Wisconsin Energy Corp.	40,549	1,637,369

		31,521,982

Total Utilities		84,076,914

Total Investments (59.8%) (Cost $1,720,344,135)		2,662,924,030
Other Assets Less Liabilities (40.2%)		1,788,740,153

Net Assets (100%)		$4,451,664,183

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $36,281,434.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	21,401	December-13	$1,793,292,352	$1,791,584,715	$(1,707,637)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$332,143,556	$—	$—	$332,143,556
Consumer Staples	267,418,964	—	—	267,418,964
Energy	278,571,208	—	—	278,571,208
Financials	432,911,762	—	—	432,911,762
Health Care	347,363,020	—	—	347,363,020
Industrials	285,651,090	—	—	285,651,090
Information Technology	476,507,210	—	—	476,507,210
Materials	93,768,282	—	—	93,768,282
Telecommunication Services	64,512,024	—	—	64,512,024
Utilities	84,076,914	—	—	84,076,914

Total Assets	$2,662,924,030	$—	$—	$2,662,924,030

Liabilities:
Futures	$(1,707,637)	$—	$—	$(1,707,637)

Total Liabilities	$(1,707,637)	$—	$—	$(1,707,637)

Total	$2,661,216,393	$—	$—	$2,661,216,393

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$56,604,222
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$184,322,863

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$984,563,332
Aggregate gross unrealized depreciation	(44,248,475)

Net unrealized appreciation	$940,314,857

Federal income tax cost of investments	$1,722,609,173

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Auto Components (0.1%)
Gentex Corp.	22,495	$575,647

Automobiles (0.1%)
Thor Industries, Inc.	6,952	403,494

Distributors (0.4%)
LKQ Corp.*	46,885	1,493,756

Diversified Consumer Services (0.6%)
Apollo Group, Inc., Class A*	15,536	323,304
DeVry, Inc.	8,836	270,028
Matthews International Corp., Class A	4,270	162,602
Regis Corp.	6,822	100,147
Service Corp. International	33,120	616,695
Sotheby’s, Inc.	10,679	524,659

		1,997,435

Hotels, Restaurants & Leisure (1.1%)
Bally Technologies, Inc.*	6,111	440,359
Bob Evans Farms, Inc.	4,261	244,027
Brinker International, Inc.	10,358	419,810
Cheesecake Factory, Inc.	7,708	338,767
Domino’s Pizza, Inc.	8,666	588,855
International Speedway Corp., Class A	4,354	140,634
Life Time Fitness, Inc.*	6,132	315,614
Panera Bread Co., Class A*	4,440	703,873
Scientific Games Corp., Class A*	7,526	121,695
Wendy’s Co.	44,247	375,214
WMS Industries, Inc.*	8,563	222,210

		3,911,058

Household Durables (1.5%)
Jarden Corp.*	18,492	895,013
KB Home	12,956	233,467
M.D.C. Holdings, Inc.	6,065	182,011
Mohawk Industries, Inc.*	9,600	1,250,400
NVR, Inc.*	743	682,958
Tempur Sealy International, Inc.*	9,404	413,400
Toll Brothers, Inc.*	23,743	769,986
Tupperware Brands Corp.	8,139	702,965

		5,130,200

Internet & Catalog Retail (0.1%)
HSN, Inc.	5,244	281,183

Leisure Equipment & Products (0.4%)
Polaris Industries, Inc.	9,999	1,291,671

Media (0.9%)
AMC Networks, Inc., Class A*	9,293	636,385
Cinemark Holdings, Inc.	16,235	515,299
DreamWorks Animation SKG, Inc., Class A*	11,140	317,044
John Wiley & Sons, Inc., Class A	7,243	345,419
Lamar Advertising Co., Class A*	10,186	479,047
Meredith Corp.	5,766	274,577
New York Times Co., Class A*	19,606	246,447
Scholastic Corp.	4,022	115,230
Valassis Communications, Inc.	5,820	168,082

		3,097,530

Multiline Retail (0.2%)
Big Lots, Inc.*	9,085	336,963
Saks, Inc.*	15,894	253,350

		590,313

Specialty Retail (2.7%)
Aaron’s, Inc.	11,868	328,744
Advance Auto Parts, Inc.	11,409	943,296
Aeropostale, Inc.*	12,223	114,896
American Eagle Outfitters, Inc.	26,466	370,259
ANN, Inc.*	7,097	257,053
Ascena Retail Group, Inc.*	19,867	395,949
Cabela’s, Inc.*	7,341	462,703
Chico’s FAS, Inc.	25,164	419,232
CST Brands, Inc.	9,398	280,061
Dick’s Sporting Goods, Inc.	15,862	846,714
Foot Locker, Inc.	23,162	786,118
Guess?, Inc.	9,239	275,784
Murphy USA, Inc.*	6,956	280,953
Office Depot, Inc.*	37,484	181,048
Rent-A-Center, Inc.	8,331	317,411
Signet Jewelers Ltd.	12,584	901,644
Tractor Supply Co.	21,984	1,476,665
Williams-Sonoma, Inc.	13,897	781,012

		9,419,542

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	9,320	707,295
Deckers Outdoor Corp.*	5,397	355,770
Hanesbrands, Inc.	15,463	963,500
Under Armour, Inc., Class A*	12,592	1,000,434

		3,026,999

Total Consumer Discretionary		31,218,828

Consumer Staples (2.4%)
Food & Staples Retailing (0.3%)
Harris Teeter Supermarkets, Inc.	7,678	377,681
SUPERVALU, Inc.*	30,651	252,258
United Natural Foods, Inc.*	7,746	520,686

		1,150,625

Food Products (1.4%)
Dean Foods Co.*	14,634	282,436
Flowers Foods, Inc.	27,330	585,955
Green Mountain Coffee Roasters, Inc.*	20,571	1,549,613
Hillshire Brands Co.	19,249	591,714
Ingredion, Inc.	12,111	801,385
Lancaster Colony Corp.	3,012	235,810
Post Holdings, Inc.*	5,085	205,282
Tootsie Roll Industries, Inc.	3,083	95,018
WhiteWave Foods Co., Class A*	27,030	539,789

		4,887,002

Household Products (0.6%)
Church & Dwight Co., Inc.	21,719	1,304,226
Energizer Holdings, Inc.	9,792	892,541

		2,196,767

Tobacco (0.1%)
Universal Corp.	3,636	185,181

Total Consumer Staples		8,419,575

Energy (3.6%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	9,015	496,185
CARBO Ceramics, Inc.	3,164	313,584
Dresser-Rand Group, Inc.*	11,930	744,432
Dril-Quip, Inc.*	6,331	726,482
Helix Energy Solutions Group, Inc.*	15,360	389,683
Oceaneering International, Inc.	16,905	1,373,362
Oil States International, Inc.*	8,605	890,273
Patterson-UTI Energy, Inc.	22,970	491,099

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Superior Energy Services, Inc.*	24,966	$625,149
Tidewater, Inc.	7,710	457,126
Unit Corp.*	6,836	317,806

		6,825,181

Oil, Gas & Consumable Fuels (1.6%)
Alpha Natural Resources, Inc.*	34,644	206,478
Arch Coal, Inc.	33,219	136,530
Bill Barrett Corp.*	7,555	189,706
Cimarex Energy Co.	13,513	1,302,653
Energen Corp.	11,350	867,027
HollyFrontier Corp.	31,221	1,314,717
Rosetta Resources, Inc.*	9,596	522,598
SM Energy Co.	10,437	805,632
World Fuel Services Corp.	11,333	422,834

		5,768,175

Total Energy		12,593,356

Financials (14.4%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	8,267	1,509,885
Apollo Investment Corp.	35,176	286,684
Eaton Vance Corp.	18,956	736,062
Federated Investors, Inc., Class B	14,689	398,953
Greenhill & Co., Inc.	4,128	205,905
Janus Capital Group, Inc.	23,328	198,521
Raymond James Financial, Inc.	19,238	801,647
SEI Investments Co.	22,612	698,937
Waddell & Reed Financial, Inc., Class A	13,418	690,759

		5,527,353

Commercial Banks (2.9%)
Associated Banc-Corp.	25,896	401,129
BancorpSouth, Inc.	13,039	259,998
Bank of Hawaii Corp.	7,004	381,368
Cathay General Bancorp	11,435	267,236
City National Corp./California	7,371	491,351
Commerce Bancshares, Inc. /Missouri	12,055	528,130
Cullen/Frost Bankers, Inc.	8,204	578,792
East West Bancorp, Inc.	21,533	687,979
First Horizon National Corp.	37,553	412,707
First Niagara Financial Group, Inc.	55,351	573,990
FirstMerit Corp.	25,745	558,924
Fulton Financial Corp.	30,270	353,554
Hancock Holding Co.	12,848	403,170
International Bancshares Corp.	8,912	192,767
Prosperity Bancshares, Inc.	8,735	540,172
Signature Bank/New York*	7,414	678,529
SVB Financial Group*	7,113	614,350
Synovus Financial Corp.	153,076	505,151
TCF Financial Corp.	25,658	366,396
Trustmark Corp.	10,487	268,467
Valley National Bancorp	31,158	310,022
Webster Financial Corp.	14,112	360,279
Westamerica Bancorp	4,148	206,322

		9,940,783

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	13,693	619,334
MSCI, Inc.*	18,904	761,075

		1,380,409

Insurance (3.1%)
Alleghany Corp.*	2,716	1,112,610
American Financial Group, Inc./Ohio	11,178	604,283
Arthur J. Gallagher & Co.	19,949	870,774
Aspen Insurance Holdings Ltd.	10,489	380,646
Brown & Brown, Inc.	18,588	596,675
Everest Reinsurance Group Ltd.	7,656	1,113,259
Fidelity National Financial, Inc., Class A	33,762	898,069
First American Financial Corp.	16,638	405,135
Hanover Insurance Group, Inc.	6,845	378,665
HCC Insurance Holdings, Inc.	15,671	686,703
Kemper Corp.	8,171	274,546
Mercury General Corp.	5,585	269,811
Old Republic International Corp.	37,733	581,088
Primerica, Inc.	8,525	343,899
Protective Life Corp.	12,283	522,642
Reinsurance Group of America, Inc.	11,161	747,675
StanCorp Financial Group, Inc.	6,917	380,573
W. R. Berkley Corp.	17,084	732,220

		10,899,273

Real Estate Investment Trusts (REITs) (5.7%)
Alexandria Real Estate Equities, Inc. (REIT)	11,163	712,757
American Campus Communities, Inc. (REIT)	16,411	560,436
BioMed Realty Trust, Inc. (REIT)	30,022	558,109
BRE Properties, Inc. (REIT)	12,040	611,150
Camden Property Trust (REIT)	13,393	822,866
Corporate Office Properties Trust/Maryland (REIT)	13,604	314,252
Corrections Corp. of America (REIT)	18,096	625,217
Duke Realty Corp. (REIT)	50,805	784,429
Equity One, Inc. (REIT)	9,874	215,846
Essex Property Trust, Inc. (REIT)	6,009	887,529
Extra Space Storage, Inc. (REIT)	16,583	758,672
Federal Realty Investment Trust (REIT)	10,270	1,041,891
Highwoods Properties, Inc. (REIT)	14,006	494,552
Home Properties, Inc. (REIT)	8,870	512,242
Hospitality Properties Trust (REIT)	21,807	617,138
Kilroy Realty Corp. (REIT)	12,705	634,615
Liberty Property Trust (REIT)	22,326	794,806
Mack-Cali Realty Corp. (REIT)	13,726	301,148
National Retail Properties, Inc. (REIT)	18,924	602,162
Omega Healthcare Investors, Inc. (REIT)	18,285	546,173
Potlatch Corp. (REIT)	6,292	249,667
Rayonier, Inc. (REIT)	19,744	1,098,754
Realty Income Corp. (REIT)	30,277	1,203,511
Regency Centers Corp. (REIT)	14,431	697,739
Senior Housing Properties Trust (REIT)	29,377	685,659
SL Green Realty Corp. (REIT)	14,157	1,257,708
Taubman Centers, Inc. (REIT)	9,986	672,158
UDR, Inc. (REIT)	39,180	928,566
Weingarten Realty Investors (REIT)	17,542	514,507

		19,704,259

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	6,709	241,658
Jones Lang LaSalle, Inc.	6,963	607,870

		849,528

Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	13,030	162,093
New York Community Bancorp, Inc.	68,940	1,041,684

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	16,134	$333,651

		1,537,428

Total Financials		49,839,033

Health Care (5.7%)
Biotechnology (0.4%)
Cubist Pharmaceuticals, Inc.*	10,347	657,552
United Therapeutics Corp.*	7,214	568,824

		1,226,376

Health Care Equipment & Supplies (1.6%)
Cooper Cos., Inc.	7,696	998,094
Hill-Rom Holdings, Inc.	9,182	328,991
Hologic, Inc.*	42,265	872,772
IDEXX Laboratories, Inc.*	8,236	820,718
Masimo Corp.	7,998	213,067
ResMed, Inc.	22,248	1,175,139
STERIS Corp.	9,252	397,466
Teleflex, Inc.	6,495	534,409
Thoratec Corp.*	8,984	335,013

		5,675,669

Health Care Providers & Services (2.1%)
Community Health Systems, Inc.	14,828	615,362
Health Management Associates, Inc., Class A*	40,667	520,538
Health Net, Inc.*	12,399	393,048
Henry Schein, Inc.*	13,547	1,404,824
LifePoint Hospitals, Inc.*	7,437	346,787
MEDNAX, Inc.*	7,946	797,778
Omnicare, Inc.	16,233	900,932
Owens & Minor, Inc.	9,846	340,573
Universal Health Services, Inc., Class B	13,960	1,046,860
VCA Antech, Inc.*	13,821	379,525
WellCare Health Plans, Inc.*	6,807	474,720

		7,220,947

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	24,747	367,988
HMS Holdings Corp.*	13,685	294,364

		662,352

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*	3,153	370,667
Charles River Laboratories International, Inc.*	7,699	356,156
Covance, Inc.*	8,745	756,093
Mettler-Toledo International, Inc.*	4,773	1,145,949
Techne Corp.	5,179	414,631

		3,043,496

Pharmaceuticals (0.5%)
Endo Health Solutions, Inc.*	17,837	810,513
Mallinckrodt plc*	8,998	396,722
Salix Pharmaceuticals Ltd.*	9,667	646,529

		1,853,764

Total Health Care		19,682,604

Industrials (10.3%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc.	5,030	490,727
B/E Aerospace, Inc.*	15,378	1,135,204
Esterline Technologies Corp.*	4,874	389,384
Exelis, Inc.	29,411	462,047
Huntington Ingalls Industries, Inc.	7,790	525,046
Triumph Group, Inc.	8,184	574,680

		3,577,088

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	14,199	214,547

Airlines (0.3%)
Alaska Air Group, Inc.	10,884	681,556
JetBlue Airways Corp.*	33,941	226,047

		907,603

Building Products (0.5%)
Fortune Brands Home & Security, Inc.	25,998	1,082,297
Lennox International, Inc.	7,201	541,947

		1,624,244

Commercial Services & Supplies (1.1%)
Brink’s Co.	7,462	211,174
Clean Harbors, Inc.*	8,660	507,996
Copart, Inc.*	17,397	553,051
Deluxe Corp.	7,883	328,406
Herman Miller, Inc.	9,091	265,275
HNI Corp.	7,020	253,984
Mine Safety Appliances Co.	4,910	253,405
R.R. Donnelley & Sons Co.	28,345	447,851
Rollins, Inc.	10,042	266,213
Waste Connections, Inc.	19,322	877,412

		3,964,767

Construction & Engineering (0.6%)
AECOM Technology Corp.*	15,715	491,408
Granite Construction, Inc.	5,636	172,462
KBR, Inc.	23,141	755,322
URS Corp.	11,752	631,670

		2,050,862

Electrical Equipment (0.6%)
Acuity Brands, Inc.	6,703	616,810
General Cable Corp.	7,716	244,983
Hubbell, Inc., Class B	8,481	888,300
Regal-Beloit Corp.	7,039	478,159

		2,228,252

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	10,029	704,938

Machinery (3.5%)
AGCO Corp.	14,189	857,299
CLARCOR, Inc.	7,851	435,966
Crane Co.	7,661	472,454
Donaldson Co., Inc.	21,140	806,068
Graco, Inc.	9,642	714,087
Harsco Corp.	12,601	313,765
IDEX Corp.	12,846	838,201
ITT Corp.	14,096	506,751
Kennametal, Inc.	12,169	554,906
Lincoln Electric Holdings, Inc.	12,884	858,332
Nordson Corp.	9,426	694,036
Oshkosh Corp.*	13,572	664,757
SPX Corp.	7,093	600,352
Terex Corp.*	17,371	583,666
Timken Co.	12,490	754,396
Trinity Industries, Inc.	12,324	558,893
Valmont Industries, Inc.	4,214	585,367
Wabtec Corp.	15,029	944,873
Woodward, Inc.	9,420	384,619

		12,128,788

Marine (0.3%)
Kirby Corp.*	8,919	771,940
Matson, Inc.	6,627	173,826

		945,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.7%)
Corporate Executive Board Co.	5,242	$380,674
FTI Consulting, Inc.*	6,309	238,480
Manpowergroup, Inc.	12,297	894,484
Towers Watson & Co., Class A	10,064	1,076,446

		2,590,084

Road & Rail (0.8%)
Con-way, Inc.	8,851	381,389
Genesee & Wyoming, Inc., Class A*	6,670	620,110
J.B. Hunt Transport Services, Inc.	14,277	1,041,222
Landstar System, Inc.	7,150	400,257
Werner Enterprises, Inc.	7,082	165,223

		2,608,201

Trading Companies & Distributors (0.6%)
GATX Corp.	7,185	341,431
MSC Industrial Direct Co., Inc., Class A	7,581	616,714
United Rentals, Inc.*	14,606	851,384
Watsco, Inc.	4,269	402,439

		2,211,968

Total Industrials		35,757,108

Information Technology (10.4%)
Communications Equipment (0.5%)
ADTRAN, Inc.	9,093	242,237
Ciena Corp.*	16,064	401,279
InterDigital, Inc.	6,430	240,032
Plantronics, Inc.	6,878	316,732
Polycom, Inc.*	26,452	288,856
Riverbed Technology, Inc.*	25,644	374,146

		1,863,282

Computers & Peripherals (0.7%)
3D Systems Corp.*	14,816	799,916
Diebold, Inc.	9,934	291,662
Lexmark International, Inc., Class A	9,773	322,509
NCR Corp.*	25,989	1,029,424

		2,443,511

Electronic Equipment, Instruments & Components (1.4%)
Arrow Electronics, Inc.*	15,622	758,136
Avnet, Inc.	21,450	894,679
Ingram Micro, Inc., Class A*	23,896	550,803
Itron, Inc.*	6,132	262,633
National Instruments Corp.	15,220	470,755
Tech Data Corp.*	5,867	292,822
Trimble Navigation Ltd.*	40,142	1,192,619
Vishay Intertechnology, Inc.*	20,601	265,547

		4,687,994

Internet Software & Services (0.9%)
AOL, Inc.*	12,008	415,236
Equinix, Inc.*	7,723	1,418,329
Monster Worldwide, Inc.*	17,569	77,655
Rackspace Hosting, Inc.*	17,866	942,610
ValueClick, Inc.*	10,882	226,890

		3,080,720

IT Services (2.4%)
Acxiom Corp.*	11,536	327,507
Alliance Data Systems Corp.*	7,627	1,612,882
Broadridge Financial Solutions, Inc.	18,586	590,105
Convergys Corp.	16,209	303,919
CoreLogic, Inc.*	14,889	402,747
DST Systems, Inc.	4,774	360,007
Gartner, Inc.*	14,575	874,500
Global Payments, Inc.	11,773	601,365
Jack Henry & Associates, Inc.	13,336	688,271
Leidos Holdings, Inc.	11,385	518,234
Lender Processing Services, Inc.	13,303	442,591
ManTech International Corp., Class A	3,685	105,981
NeuStar, Inc., Class A*	10,023	495,938
Science Applications International Corp.*	6,506	219,563
VeriFone Systems, Inc.*	17,067	390,152
WEX, Inc.*	6,051	530,975

		8,464,737

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	7,903	359,824

Semiconductors & Semiconductor Equipment (1.5%)
Advanced Micro Devices, Inc.*	95,715	363,717
Atmel Corp.*	66,826	497,185
Cree, Inc.*	18,820	1,132,776
Cypress Semiconductor Corp.*	21,219	198,185
Fairchild Semiconductor International, Inc.*	19,975	277,453
Integrated Device Technology, Inc.*	21,258	200,250
International Rectifier Corp.*	11,002	272,520
Intersil Corp., Class A	19,863	223,061
RF Micro Devices, Inc.*	44,022	248,284
Semtech Corp.*	10,634	318,914
Silicon Laboratories, Inc.*	6,093	260,232
Skyworks Solutions, Inc.*	29,282	727,365
SunEdison, Inc.*	37,704	300,501

		5,020,443

Software (2.9%)
ACI Worldwide, Inc.*	6,200	335,172
Advent Software, Inc.	6,464	205,232
ANSYS, Inc.*	14,471	1,252,031
Cadence Design Systems, Inc.*	44,407	599,494
CommVault Systems, Inc.*	6,910	606,905
Compuware Corp.	33,508	375,290
Concur Technologies, Inc.*	7,386	816,153
FactSet Research Systems, Inc.	6,292	686,457
Fair Isaac Corp.	5,509	304,538
Informatica Corp.*	16,961	660,970
Mentor Graphics Corp.	15,014	350,877
MICROS Systems, Inc.*	11,984	598,481
PTC, Inc.*	18,625	529,509
Rovi Corp.*	15,823	303,327
SolarWinds, Inc.*	10,275	360,242
Solera Holdings, Inc.	10,715	566,502
Synopsys, Inc.*	24,122	909,399
TIBCO Software, Inc.*	23,819	609,528

		10,070,107

Total Information Technology		35,990,618

Materials (4.5%)
Chemicals (1.8%)
Albemarle Corp.	12,730	801,226
Ashland, Inc.	11,302	1,045,209
Cabot Corp.	9,270	395,922
Cytec Industries, Inc.	5,690	462,938
Intrepid Potash, Inc.	8,629	135,303
Minerals Technologies, Inc.	5,454	269,264
NewMarket Corp.	1,867	537,528
Olin Corp.	12,545	289,413
RPM International, Inc.	20,771	751,910
Scotts Miracle-Gro Co., Class A	6,893	379,322
Sensient Technologies Corp.	7,788	372,967

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	12,618	$800,360

		6,241,362

Construction Materials (0.4%)
Eagle Materials, Inc.	7,720	560,086
Martin Marietta Materials, Inc.	7,219	708,689

		1,268,775

Containers & Packaging (1.1%)
AptarGroup, Inc.	10,416	626,314
Greif, Inc., Class A	4,740	232,402
Packaging Corp. of America	15,431	880,956
Rock-Tenn Co., Class A	11,322	1,146,579
Silgan Holdings, Inc.	6,846	321,762
Sonoco Products Co.	15,661	609,839

		3,817,852

Metals & Mining (1.0%)
Carpenter Technology Corp.	8,226	478,013
Commercial Metals Co.	18,233	309,049
Compass Minerals International, Inc.	5,219	398,053
Reliance Steel & Aluminum Co.	12,035	881,805
Royal Gold, Inc.	10,144	493,607
Steel Dynamics, Inc.	34,504	576,562
Worthington Industries, Inc.	8,259	284,357

		3,421,446

Paper & Forest Products (0.2%)
Domtar Corp.	5,071	402,739
Louisiana-Pacific Corp.*	21,906	385,327

		788,066

Total Materials		15,537,501

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
tw telecom, Inc.*	22,703	678,025

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	15,398	455,011

Total Telecommunication Services		1,133,036

Utilities (3.1%)
Electric Utilities (1.3%)
Cleco Corp.	9,491	425,577
Great Plains Energy, Inc.	24,018	533,200
Hawaiian Electric Industries, Inc.	15,454	387,895
IDACORP, Inc.	7,893	382,021
NV Energy, Inc.	36,853	870,099
OGE Energy Corp.	30,958	1,117,274
PNM Resources, Inc.	12,456	281,879
Westar Energy, Inc.	19,807	607,085

		4,605,030

Gas Utilities (0.9%)
Atmos Energy Corp.	14,197	604,650
National Fuel Gas Co.	13,123	902,337
Questar Corp.	27,345	614,989
UGI Corp.	17,874	699,410
WGL Holdings, Inc.	8,063	344,371

		3,165,757

Multi-Utilities (0.7%)
Alliant Energy Corp.	17,361	860,238
Black Hills Corp.	6,962	347,125
MDU Resources Group, Inc.	29,513	825,479
Vectren Corp.	12,803	426,980

		2,459,822

Water Utilities (0.2%)
Aqua America, Inc.	27,592	682,350

Total Utilities		10,912,959

Total Investments (63.7%) (Cost $144,693,852)		221,084,618
Other Assets Less Liabilities (36.3%)		125,879,378

Net Assets (100%)		$346,963,996

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	91	December-13	$9,570,366	$9,749,740	$179,374
S&P 500 E-Mini Index	112	December-13	9,384,782	9,376,080	(8,702)
S&P MidCap 400 E-Mini Index	862	December-13	105,804,444	106,939,720	1,135,276

					$1,305,948

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$31,218,828	$—	$—	$31,218,828
Consumer Staples	8,419,575	—	—	8,419,575
Energy	12,593,356	—	—	12,593,356
Financials	49,839,033	—	—	49,839,033
Health Care	19,682,604	—	—	19,682,604
Industrials	35,757,108	—	—	35,757,108
Information Technology	35,990,618	—	—	35,990,618
Materials	15,537,501	—	—	15,537,501
Telecommunication Services	1,133,036	—	—	1,133,036
Utilities	10,912,959	—	—	10,912,959
Futures	1,314,650	—	—	1,314,650

Total Assets	$222,399,268	$—	$—	$222,399,268

Liabilities:
Futures	$(8,702)	$—	$—	$(8,702)

Total Liabilities	$(8,702)	$—	$—	$(8,702)

Total	$222,390,566	$—	$—	$222,390,566

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,885,138
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,937,373

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,722,423
Aggregate gross unrealized depreciation	(5,829,966)

Net unrealized appreciation	$75,892,457

Federal income tax cost of investments	$145,192,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.3%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	32,500	$640,900
Cooper Tire & Rubber Co.	28,412	875,090
Dana Holding Corp.	64,412	1,471,170
Dorman Products, Inc.	11,245	557,190
Drew Industries, Inc.	9,425	429,215
Federal-Mogul Corp.*	3,752	62,996
Fox Factory Holding Corp.*	1,891	36,440
Fuel Systems Solutions, Inc.*	6,684	131,407
Gentherm, Inc.*	13,653	260,499
Modine Manufacturing Co.*	21,330	312,058
Remy International, Inc.	2,641	53,454
Shiloh Industries, Inc.	1,076	14,096
Spartan Motors, Inc.	6,859	41,634
Standard Motor Products, Inc.	8,384	269,629
Stoneridge, Inc.*	5,624	60,795
Superior Industries International, Inc.	7,183	128,073
Tenneco, Inc.*	26,324	1,329,362
Tower International, Inc.*	1,156	23,108

		6,697,116

Automobiles (0.0%)
Winnebago Industries, Inc.*	13,022	338,051

Distributors (0.1%)
Core-Mark Holding Co., Inc.	5,019	333,462
Pool Corp.	20,630	1,157,962
VOXX International Corp.*	3,730	51,101
Weyco Group, Inc.	1,378	39,025

		1,581,550

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	7,820	295,596
Ascent Capital Group, Inc., Class A*	6,359	512,663
Bridgepoint Education, Inc.*	7,299	131,674
Bright Horizons Family Solutions, Inc.*	4,375	156,756
Capella Education Co.*	5,779	326,860
Career Education Corp.*	10,760	29,698
Carriage Services, Inc.	3,152	61,149
Corinthian Colleges, Inc.*	16,268	35,627
Education Management Corp.*	19,566	178,442
Grand Canyon Education, Inc.*	19,128	770,476
Hillenbrand, Inc.	24,850	680,144
ITT Educational Services, Inc.*	10,277	318,587
JTH Holding, Inc., Class A*	802	15,198
K12, Inc.*	11,915	367,935
LifeLock, Inc.*	26,576	394,122
Lincoln Educational Services Corp.	4,949	22,815
Mac-Gray Corp.	2,455	35,745
Matthews International Corp., Class A	14,273	543,516
Outerwall, Inc.*	12,159	607,828
Regis Corp.	23,731	348,371
Sotheby’s, Inc.	30,320	1,489,622
Steiner Leisure Ltd.*	6,442	376,406
Stewart Enterprises, Inc., Class A	36,379	478,020
Strayer Education, Inc.	2,949	122,442
Universal Technical Institute, Inc.	8,215	99,648

		8,399,340

Hotels, Restaurants & Leisure (1.6%)
AFC Enterprises, Inc.*	9,356	407,828
Biglari Holdings, Inc.*	624	257,506
BJ’s Restaurants, Inc.*	11,813	339,269
Bloomin’ Brands, Inc.*	24,205	571,480
Bob Evans Farms, Inc.	13,208	756,422
Boyd Gaming Corp.*	27,235	385,375
Bravo Brio Restaurant Group, Inc.*	5,359	80,921
Buffalo Wild Wings, Inc.*	8,021	892,096
Caesars Entertainment Corp.*	15,920	313,783
Carrols Restaurant Group, Inc.*	4,439	27,078
CEC Entertainment, Inc.	9,631	441,678
Cheesecake Factory, Inc.	24,903	1,094,487
Churchill Downs, Inc.	5,671	490,655
Chuy’s Holdings, Inc.*	7,102	254,891
Cracker Barrel Old Country Store, Inc.	8,710	899,220
Del Frisco’s Restaurant Group, Inc.*	2,002	40,380
Denny’s Corp.*	46,681	285,688
Diamond Resorts International, Inc.*	3,475	65,365
DineEquity, Inc.	8,254	569,526
Diversified Restaurant Holdings, Inc.*	1,805	11,841
Einstein Noah Restaurant Group, Inc.	1,283	22,221
Fiesta Restaurant Group, Inc.*	7,982	300,602
Ignite Restaurant Group, Inc.*	5,481	85,065
International Speedway Corp., Class A	13,962	450,973
Interval Leisure Group, Inc.	19,269	455,326
Isle of Capri Casinos, Inc.*	13,130	99,263
Jack in the Box, Inc.*	19,738	789,520
Jamba, Inc.*	3,360	44,957
Krispy Kreme Doughnuts, Inc.*	29,298	566,623
Life Time Fitness, Inc.*	20,075	1,033,260
Luby’s, Inc.*	4,042	29,022
Marcus Corp.	10,591	153,887
Marriott Vacations Worldwide Corp.*	12,520	550,880
Monarch Casino & Resort, Inc.*	1,775	33,689
Morgans Hotel Group Co.*	5,335	41,026
Multimedia Games Holding Co., Inc.*	12,102	418,124
Nathan’s Famous, Inc.*	526	27,762
Noodles & Co.*	1,216	51,887
Orient-Express Hotels Ltd., Class A*	44,202	573,742
Papa John’s International, Inc.	6,775	473,437
Pinnacle Entertainment, Inc.*	26,728	669,536
Red Robin Gourmet Burgers, Inc.*	6,328	449,921
Ruby Tuesday, Inc.*	25,906	194,295
Ruth’s Hospitality Group, Inc.	14,208	168,507
Scientific Games Corp., Class A*	25,639	414,583
SHFL Entertainment, Inc.*	25,467	585,741
Sonic Corp.*	25,069	444,975
Speedway Motorsports, Inc.	7,544	135,038
Texas Roadhouse, Inc.	30,488	801,225
Town Sports International Holdings, Inc.	4,733	61,434
Vail Resorts, Inc.	15,497	1,075,182
WMS Industries, Inc.*	24,781	643,067

		20,030,259

Household Durables (0.6%)
Bassett Furniture Industries, Inc.	2,158	34,938
Beazer Homes USA, Inc.*	5,100	91,800
Blyth, Inc.	1,938	26,803
Cavco Industries, Inc.*	1,859	105,870
CSS Industries, Inc.	1,714	41,153
Ethan Allen Interiors, Inc.	10,170	283,438
EveryWare Global, Inc.*	1,801	20,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Flexsteel Industries, Inc.	873	$21,799
Helen of Troy Ltd.*	13,876	613,319
Hooker Furniture Corp.	2,125	31,769
Hovnanian Enterprises, Inc., Class A*	47,428	248,048
iRobot Corp.*	11,203	422,017
KB Home	38,737	698,041
La-Z-Boy, Inc.	22,180	503,708
Libbey, Inc.*	9,882	234,994
Lifetime Brands, Inc.	1,886	28,837
M.D.C. Holdings, Inc.	18,575	557,436
M/I Homes, Inc.*	11,598	239,151
Meritage Homes Corp.*	15,423	662,418
NACCO Industries, Inc., Class A	1,511	83,740
Ryland Group, Inc.	20,513	831,597
Skullcandy, Inc.*	4,463	27,581
Standard Pacific Corp.*	65,117	515,075
TRI Pointe Homes, Inc.*	3,039	44,613
UCP, Inc., Class A*	1,423	21,117
Universal Electronics, Inc.*	5,629	202,813
WCI Communities, Inc.*	1,363	23,525
William Lyon Homes, Class A*	2,692	54,701
Zagg, Inc.*	6,072	27,324

		6,698,156

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	20,719	102,145
Blue Nile, Inc.*	5,258	215,210
HSN, Inc.	15,734	843,657
Nutrisystem, Inc.	7,538	108,396
Orbitz Worldwide, Inc.*	4,839	46,600
Overstock.com, Inc.*	2,238	66,401
PetMed Express, Inc.	4,599	74,918
RetailMeNot, Inc.*	1,875	66,694
Shutterfly, Inc.*	16,971	948,339
ValueVision Media, Inc., Class A*	7,608	33,095
Vitacost.com, Inc.*	4,453	37,850

		2,543,305

Leisure Equipment & Products (0.3%)
Arctic Cat, Inc.	5,554	316,856
Black Diamond, Inc.*	4,443	54,027
Brunswick Corp.	38,504	1,536,695
Callaway Golf Co.	28,878	205,611
JAKKS Pacific, Inc.	6,958	31,242
Johnson Outdoors, Inc., Class A*	1,060	28,429
LeapFrog Enterprises, Inc.*	27,876	262,592
Marine Products Corp.	9,740	88,439
Nautilus, Inc.*	6,054	43,710
Smith & Wesson Holding Corp.*	27,189	298,807
Sturm Ruger & Co., Inc.	7,921	496,092

		3,362,500

Media (0.7%)
AH Belo Corp., Class A	3,484	27,349
Beasley Broadcasting Group, Inc., Class A	632	5,492
Belo Corp., Class A	43,380	594,306
Carmike Cinemas, Inc.*	9,758	215,457
Central European Media Enterprises Ltd., Class A*	14,930	78,681
Crown Media Holdings, Inc., Class A*	44,031	135,615
Cumulus Media, Inc., Class A*	23,977	127,078
Daily Journal Corp.*	180	26,458
Dex Media, Inc.*	3,404	27,675
Digital Generation, Inc.*	4,932	63,771
Entercom Communications Corp., Class A*	11,083	97,309
Entravision Communications Corp., Class A	12,655	74,665
EW Scripps Co., Class A*	11,114	203,942
Global Sources Ltd.*	11,478	85,167
Gray Television, Inc.*	9,968	78,249
Harte-Hanks, Inc.	13,442	118,693
Hemisphere Media Group, Inc.*	1,538	18,072
Journal Communications, Inc., Class A*	16,337	139,681
Live Nation Entertainment, Inc.*	65,602	1,216,917
Loral Space & Communications, Inc.	5,020	340,005
Martha Stewart Living Omnimedia, Inc., Class A*	5,744	13,211
McClatchy Co., Class A*	12,393	37,179
MDC Partners, Inc., Class A	13,141	367,685
Media General, Inc., Class A*	3,940	56,184
Meredith Corp.	15,254	726,395
National CineMedia, Inc.	25,724	485,155
New York Times Co., Class A*	55,874	702,336
Nexstar Broadcasting Group, Inc., Class A	12,862	572,423
ReachLocal, Inc.*	6,419	76,450
Reading International, Inc., Class A*	3,217	21,136
Rentrak Corp.*	2,095	68,339
Saga Communications, Inc., Class A	974	43,226
Salem Communications Corp., Class A	1,990	16,477
Scholastic Corp.	12,843	367,952
Sinclair Broadcast Group, Inc., Class A	30,015	1,006,103
Speed Commerce, Inc.*	7,656	25,112
Valassis Communications, Inc.	16,750	483,740
World Wrestling Entertainment, Inc., Class A	5,720	58,172

		8,801,857

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	4,121	43,477
Fred’s, Inc., Class A	15,034	235,282
Gordmans Stores, Inc.	4,285	48,206
Saks, Inc.*	48,828	778,318
Tuesday Morning Corp.*	18,744	286,221

		1,391,504

Specialty Retail (1.8%)
Aeropostale, Inc.*	34,838	327,477
America’s Car-Mart, Inc.*	2,729	123,105
ANN, Inc.*	20,938	758,374
Asbury Automotive Group, Inc.*	13,896	739,267
Barnes & Noble, Inc.*	15,069	194,993
bebe stores, Inc.	17,788	108,329
Big 5 Sporting Goods Corp.	4,065	65,365
Body Central Corp.*	3,222	19,654
Brown Shoe Co., Inc.	19,517	458,064
Buckle, Inc.	13,113	708,758
Cato Corp., Class A	11,838	331,227
Children’s Place Retail Stores, Inc.*	11,454	662,728
Christopher & Banks Corp.*	7,231	52,136
Citi Trends, Inc.*	3,487	60,953
Conn’s, Inc.*	9,578	479,283
Destination Maternity Corp.	2,693	85,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Destination XL Group, Inc.*	8,654	$55,991
Express, Inc.*	39,488	931,522
Finish Line, Inc., Class A	22,450	558,332
Five Below, Inc.*	14,367	628,556
Francesca’s Holdings Corp.*	17,574	327,579
Genesco, Inc.*	10,465	686,295
Group 1 Automotive, Inc.	9,570	743,398
Haverty Furniture Cos., Inc.	6,848	167,981
hhgregg, Inc.*	4,161	74,524
Hibbett Sports, Inc.*	11,671	655,327
Jos. A. Bank Clothiers, Inc.*	12,671	557,017
Kirkland’s, Inc.*	2,816	51,927
Lithia Motors, Inc., Class A	9,449	689,399
Lumber Liquidators Holdings, Inc.*	12,383	1,320,647
MarineMax, Inc.*	4,611	56,254
Mattress Firm Holding Corp.*	2,683	85,319
Men’s Wearhouse, Inc.	24,069	819,549
Monro Muffler Brake, Inc.	14,900	692,701
New York & Co., Inc.*	5,645	32,628
Office Depot, Inc.*	104,599	505,213
OfficeMax, Inc.	38,513	492,581
Pacific Sunwear of California, Inc.*	8,752	26,256
Penske Automotive Group, Inc.	19,309	825,074
PEP Boys-Manny, Moe & Jack*	24,599	306,750
Pier 1 Imports, Inc.	42,480	829,210
RadioShack Corp.*	19,865	67,740
Rent-A-Center, Inc.	22,667	863,613
Restoration Hardware Holdings, Inc.*	7,754	491,216
rue21, Inc.*	6,556	264,469
Sears Hometown and Outlet Stores, Inc.*	1,687	53,562
Select Comfort Corp.*	24,613	599,327
Shoe Carnival, Inc.	3,948	106,636
Sonic Automotive, Inc., Class A	18,393	437,753
Stage Stores, Inc.	14,292	274,406
Stein Mart, Inc.	10,286	141,124
Systemax, Inc.	7,349	68,125
Tile Shop Holdings, Inc.*	8,061	237,719
Tilly’s, Inc., Class A*	6,049	87,771
Trans World Entertainment Corp.	1,358	6,288
Vitamin Shoppe, Inc.*	13,183	576,756
West Marine, Inc.*	3,160	38,552
Wet Seal, Inc., Class A*	22,445	88,209
Winmark Corp.	472	34,791
Zale Corp.*	13,739	208,833
Zumiez, Inc.*	9,855	271,357

		22,213,627

Textiles, Apparel & Luxury Goods (0.7%)
American Apparel, Inc.*	11,001	14,301
Columbia Sportswear Co.	5,564	335,120
Crocs, Inc.*	41,226	561,086
Culp, Inc.	1,669	31,227
Fifth & Pacific Cos., Inc.*	53,816	1,352,396
G-III Apparel Group Ltd.*	7,318	399,490
Iconix Brand Group, Inc.*	27,394	910,029
Jones Group, Inc.	39,114	587,101
Maidenform Brands, Inc.*	11,367	267,011
Movado Group, Inc.	7,645	334,469
Oxford Industries, Inc.	6,413	435,956
Perry Ellis International, Inc.	4,824	90,884
Quiksilver, Inc.*	69,966	491,861
R.G. Barry Corp.	1,829	34,586
Skechers U.S.A., Inc., Class A*	16,277	506,377
Steven Madden Ltd.*	18,273	983,636
Tumi Holdings, Inc.*	20,918	421,498
Unifi, Inc.*	3,026	70,687
Vera Bradley, Inc.*	4,306	88,531
Wolverine World Wide, Inc.	21,652	1,260,796

		9,177,042

Total Consumer Discretionary		91,234,307

Consumer Staples (2.1%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,537	863,771
Coca-Cola Bottling Co. Consolidated	1,936	121,232
Craft Brew Alliance, Inc.*	2,092	28,116
National Beverage Corp.	6,482	115,769

		1,128,888

Food & Staples Retailing (0.7%)
Andersons, Inc.	9,003	629,310
Arden Group, Inc., Class A	719	93,470
Casey’s General Stores, Inc.	16,311	1,198,858
Chefs’ Warehouse, Inc.*	5,149	118,942
Fairway Group Holdings Corp.*	3,146	80,412
Harris Teeter Supermarkets, Inc.	21,821	1,073,375
Ingles Markets, Inc., Class A	3,959	113,742
Nash Finch Co.	2,495	65,893
Natural Grocers by Vitamin Cottage, Inc.*	3,843	152,567
Pantry, Inc.*	9,940	110,135
Pricesmart, Inc.	8,143	775,539
Rite Aid Corp.*	308,084	1,466,480
Roundy’s, Inc.	10,023	86,198
Spartan Stores, Inc.	8,030	177,142
SUPERVALU, Inc.*	93,999	773,612
Susser Holdings Corp.*	7,520	399,688
United Natural Foods, Inc.*	20,968	1,409,469
Village Super Market, Inc., Class A	2,297	87,332
Weis Markets, Inc.	5,184	253,705

		9,065,869

Food Products (0.9%)
Alico, Inc.	606	24,949
Annie’s, Inc.*	5,133	252,030
B&G Foods, Inc.	23,491	811,614
Boulder Brands, Inc.*	25,830	414,313
Calavo Growers, Inc.	3,931	118,873
Cal-Maine Foods, Inc.	6,980	335,738
Chiquita Brands International, Inc.*	20,972	265,506
Darling International, Inc.*	51,651	1,092,935
Diamond Foods, Inc.*	10,705	252,424
Dole Food Co., Inc.*	19,114	260,333
Farmer Bros Co.*	5,388	81,143
Fresh Del Monte Produce, Inc.	17,750	526,820
Griffin Land & Nurseries, Inc.	568	18,233
Hain Celestial Group, Inc.*	16,544	1,275,873
Inventure Foods, Inc.*	2,590	27,195
J&J Snack Foods Corp.	6,177	498,607
John B. Sanfilippo & Son, Inc.	1,616	37,475
Lancaster Colony Corp.	7,996	626,007
Lifeway Foods, Inc.	1,318	17,806
Limoneira Co.	4,472	114,841
Omega Protein Corp.*	4,121	41,911
Pilgrim’s Pride Corp.*	26,720	448,629
Post Holdings, Inc.*	13,445	542,775
Sanderson Farms, Inc.	10,455	682,084
Seaboard Corp.	95	261,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Seneca Foods Corp., Class A*	1,826	$54,944
Snyders-Lance, Inc.	22,862	659,569
Tootsie Roll Industries, Inc.	10,077	310,573
TreeHouse Foods, Inc.*	16,790	1,122,076

		11,176,336

Household Products (0.1%)
Central Garden & Pet Co., Class A*	18,768	128,561
Harbinger Group, Inc.*	12,499	129,614
Oil-Dri Corp. of America	3,293	111,106
Orchids Paper Products Co.	1,216	33,647
Spectrum Brands Holdings, Inc.	10,089	664,260
WD-40 Co.	7,559	490,579

		1,557,767

Personal Products (0.2%)
Elizabeth Arden, Inc.*	12,116	447,323
Female Health Co.	4,278	42,224
Inter Parfums, Inc.	7,537	226,035
Lifevantage Corp.*	21,969	52,286
Medifast, Inc.*	4,339	116,676
Nature’s Sunshine Products, Inc.	5,936	113,199
Nutraceutical International Corp.	1,814	43,064
Prestige Brands Holdings, Inc.*	21,539	648,755
Revlon, Inc., Class A*	2,847	79,061
Star Scientific, Inc.*	69,828	133,371
Synutra International, Inc.*	4,193	22,223
USANA Health Sciences, Inc.*	2,606	226,175

		2,150,392

Tobacco (0.1%)
Alliance One International, Inc.*	36,301	105,636
Universal Corp.	10,375	528,399
Vector Group Ltd.	25,978	418,246

		1,052,281

Total Consumer Staples		26,131,533

Energy (3.0%)
Energy Equipment & Services (1.0%)
Basic Energy Services, Inc.*	6,848	86,559
Bolt Technology Corp.	1,698	30,649
Bristow Group, Inc.	15,371	1,118,394
C&J Energy Services, Inc.*	20,258	406,781
Cal Dive International, Inc.*	42,998	88,146
CARBO Ceramics, Inc.	8,642	856,509
Dawson Geophysical Co.*	1,646	53,446
Era Group, Inc.*	8,781	238,668
Exterran Holdings, Inc.*	25,206	694,929
Forum Energy Technologies, Inc.*	17,179	464,005
Geospace Technologies Corp.*	5,687	479,414
Global Geophysical Services, Inc.*	4,174	11,311
Gulf Island Fabrication, Inc.	5,588	136,962
Gulfmark Offshore, Inc., Class A	11,668	593,784
Helix Energy Solutions Group, Inc.*	46,763	1,186,377
Hercules Offshore, Inc.*	71,789	529,085
Hornbeck Offshore Services, Inc.*	15,343	881,302
ION Geophysical Corp.*	60,936	316,867
Key Energy Services, Inc.*	68,556	499,773
Matrix Service Co.*	11,068	217,154
Mitcham Industries, Inc.*	4,250	64,982
Natural Gas Services Group, Inc.*	2,479	66,487
Newpark Resources, Inc.*	40,895	517,731
Nuverra Environmental Solutions, Inc.*	55,594	127,310
Parker Drilling Co.*	55,537	316,561
PHI, Inc. (Non-Voting)*	5,867	221,245
Pioneer Energy Services Corp.*	30,205	226,840
RigNet, Inc.*	6,181	223,876
SEACOR Holdings, Inc.	8,742	790,626
Tesco Corp.*	13,561	224,706
TETRA Technologies, Inc.*	34,408	431,132
TGC Industries, Inc.	3,152	24,869
Vantage Drilling Co.*	80,173	138,699
Willbros Group, Inc.*	21,120	193,882

		12,459,061

Oil, Gas & Consumable Fuels (2.0%)
Abraxas Petroleum Corp.*	33,017	84,854
Adams Resources & Energy, Inc.	410	22,759
Alon USA Energy, Inc.	12,339	125,981
Alpha Natural Resources, Inc.*	96,873	577,363
Amyris, Inc.*	14,612	33,754
Apco Oil and Gas International, Inc.*	12,654	180,446
Approach Resources, Inc.*	13,848	363,925
Arch Coal, Inc.	96,031	394,687
Athlon Energy, Inc.*	3,531	115,464
Berry Petroleum Co., Class A	23,305	1,005,145
Bill Barrett Corp.*	22,463	564,046
Bonanza Creek Energy, Inc.*	12,898	622,457
BPZ Resources, Inc.*	47,633	92,884
Callon Petroleum Co.*	11,417	62,451
Carrizo Oil & Gas, Inc.*	19,206	716,576
Clayton Williams Energy, Inc.*	2,462	129,181
Clean Energy Fuels Corp.*	27,935	357,009
Cloud Peak Energy, Inc.*	29,655	435,039
Comstock Resources, Inc.	23,301	370,719
Contango Oil & Gas Co.	5,857	215,245
Crimson Exploration, Inc.*	5,785	17,413
Crosstex Energy, Inc.	21,271	444,351
Delek U.S. Holdings, Inc.	16,215	341,974
Diamondback Energy, Inc.*	7,341	313,020
Emerald Oil, Inc.*	7,236	52,027
Endeavour International Corp.*	18,048	96,557
Energy XXI Bermuda Ltd.	35,620	1,075,724
EPL Oil & Gas, Inc.*	13,170	488,739
Equal Energy Ltd.	6,509	30,657
Evolution Petroleum Corp.*	3,964	44,635
EXCO Resources, Inc.	59,317	399,797
Forest Oil Corp.*	53,692	327,521
Frontline Ltd.*	29,129	77,192
FX Energy, Inc.*	21,894	75,315
GasLog Ltd.	11,460	171,098
Gastar Exploration, Inc.*	16,955	66,972
Goodrich Petroleum Corp.*	12,007	291,650
Green Plains Renewable Energy, Inc.	5,037	80,844
Halcon Resources Corp.*	95,492	423,030
Hallador Energy Co.	7,317	53,414
Isramco, Inc.*	274	33,962
Jones Energy, Inc., Class A*	2,123	34,838
KiOR, Inc., Class A*	19,547	55,122
Knightsbridge Tankers Ltd.	8,668	88,154
Kodiak Oil & Gas Corp.*	112,930	1,361,936
L&L Energy, Inc.*	5,603	7,116
Magnum Hunter Resources Corp.*	63,093	389,284
Matador Resources Co.*	23,335	381,060
Midstates Petroleum Co., Inc.*	9,008	46,211
Miller Energy Resources, Inc.*	16,706	121,286
Nordic American Tankers Ltd.	25,095	206,783
Northern Oil and Gas, Inc.*	30,863	445,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Panhandle Oil and Gas, Inc., Class A	3,425	$96,859
PDC Energy, Inc.*	14,507	863,747
Penn Virginia Corp.*	21,000	139,650
PetroQuest Energy, Inc.*	21,941	87,983
Quicksilver Resources, Inc.*	25,196	49,636
Renewable Energy Group, Inc.*	4,195	63,554
Rentech, Inc.	101,098	200,174
Resolute Energy Corp.*	26,635	222,669
REX American Resources Corp.*	1,101	33,845
Rex Energy Corp.*	17,401	388,042
Rosetta Resources, Inc.*	26,944	1,467,370
Sanchez Energy Corp.*	14,336	378,614
Scorpio Tankers, Inc.	75,480	736,685
SemGroup Corp., Class A	18,225	1,039,189
Ship Finance International Ltd.	22,815	348,385
Solazyme, Inc.*	20,988	226,041
Stone Energy Corp.*	23,988	777,931
Swift Energy Co.*	20,037	228,822
Synergy Resources Corp.*	24,008	234,078
Targa Resources Corp.	13,819	1,008,234
Teekay Tankers Ltd., Class A	25,822	67,654
Triangle Petroleum Corp.*	26,699	262,184
Uranium Energy Corp.*	17,231	38,770
Ur-Energy, Inc.*	24,373	28,273
VAALCO Energy, Inc.*	23,946	133,619
W&T Offshore, Inc.	15,439	273,579
Warren Resources, Inc.*	14,760	43,247
Western Refining, Inc.	25,963	779,928
Westmoreland Coal Co.*	6,565	86,527
ZaZa Energy Corp.*	22,778	26,195

		24,844,504

Total Energy		37,303,565

Financials (11.8%)
Capital Markets (1.4%)
Apollo Investment Corp.	98,391	801,887
Arlington Asset Investment Corp., Class A	3,247	77,214
BGC Partners, Inc., Class A	55,284	312,355
BlackRock Kelso Capital Corp.	32,744	310,740
Calamos Asset Management, Inc., Class A	8,269	82,607
Capital Southwest Corp.	6,208	212,376
CIFC Corp.	1,836	14,486
Cohen & Steers, Inc.	7,712	272,311
Cowen Group, Inc., Class A*	48,896	168,691
Diamond Hill Investment Group, Inc.	857	91,656
Evercore Partners, Inc., Class A	13,593	669,183
FBR & Co.*	5,107	136,919
Fidus Investment Corp.	4,088	79,307
Fifth Street Finance Corp.	53,354	549,013
Financial Engines, Inc.	20,697	1,230,230
FXCM, Inc., Class A	14,587	288,093
GAMCO Investors, Inc., Class A	2,458	186,636
Garrison Capital, Inc.	970	14,337
GFI Group, Inc.	30,942	122,221
Gladstone Capital Corp.	7,227	63,092
Gladstone Investment Corp.	12,831	90,458
Golub Capital BDC, Inc.	15,542	269,498
Greenhill & Co., Inc.	12,960	646,445
GSV Capital Corp.*	3,953	58,583
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,859	32,593
Hercules Technology Growth Capital, Inc.	24,942	380,365
HFF, Inc., Class A	16,734	419,187
Horizon Technology Finance Corp.	3,083	41,066
ICG Group, Inc.*	17,185	243,855
INTL FCStone, Inc.*	6,588	134,725
Investment Technology Group, Inc.*	18,358	288,588
Janus Capital Group, Inc.	65,244	555,226
JMP Group, Inc.	4,390	27,174
KCAP Financial, Inc.	7,848	70,475
KCG Holdings, Inc., Class A*	35,835	310,689
Ladenburg Thalmann Financial Services, Inc.*	77,447	140,179
Main Street Capital Corp.	15,402	460,982
Manning & Napier, Inc.	4,459	74,376
MCG Capital Corp.	28,156	141,906
Medallion Financial Corp.	3,843	57,184
Medley Capital Corp.	7,901	108,955
MVC Capital, Inc.	10,979	143,386
New Mountain Finance Corp.	15,846	228,341
NGP Capital Resources Co.	13,085	97,221
Oppenheimer Holdings, Inc., Class A	3,327	59,121
PennantPark Floating Rate Capital Ltd.	2,726	37,564
PennantPark Investment Corp.	27,579	310,539
Piper Jaffray Cos., Inc.*	7,103	243,562
Prospect Capital Corp.	109,820	1,227,788
Pzena Investment Management, Inc., Class A	9,415	63,834
RCS Capital Corp., Class A	375	6,270
Safeguard Scientifics, Inc.*	7,957	124,845
Silvercrest Asset Management Group, Inc., Class A*	1,063	14,489
Solar Capital Ltd.	19,538	433,157
Solar Senior Capital Ltd.	2,976	53,806
Stellus Capital Investment Corp.	2,371	35,518
Stifel Financial Corp.*	28,726	1,184,086
SWS Group, Inc.*	10,466	58,400
TCP Capital Corp.	6,332	102,705
THL Credit, Inc.	14,210	221,960
TICC Capital Corp.	19,857	193,606
Triangle Capital Corp.	11,201	328,973
Virtus Investment Partners, Inc.*	2,694	438,152
Walter Investment Management Corp.*	16,405	648,654
Westwood Holdings Group, Inc.	3,791	182,157
WhiteHorse Finance, Inc.	1,332	20,113
WisdomTree Investments, Inc.*	44,036	511,258

		17,205,368

Commercial Banks (3.6%)
1st Source Corp.	5,940	159,905
1st United Bancorp, Inc./Florida	16,649	122,037
Access National Corp.	1,629	23,230
American National Bankshares, Inc.	1,809	41,969
Ameris Bancorp*	9,714	178,543
Ames National Corp.	2,291	52,166
Arrow Financial Corp.	6,896	175,923
BancFirst Corp.	2,756	149,017
Banco Latinoamericano de Comercio Exterior S.A., Class E	11,897	296,473
Bancorp, Inc./Delaware*	13,605	241,081
BancorpSouth, Inc.	42,975	856,921
Bank of Kentucky Financial Corp.	1,755	47,929

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of Marin Bancorp/California	1,518	$63,073
Bank of the Ozarks, Inc.	14,279	685,249
Banner Corp.	8,098	309,020
Bar Harbor Bankshares	830	30,536
BBCN Bancorp, Inc.	34,970	481,187
BNC Bancorp	3,279	43,742
Boston Private Financial Holdings, Inc.	36,469	404,806
Bridge Bancorp, Inc.	2,449	52,653
Bridge Capital Holdings*	2,707	45,965
Bryn Mawr Bank Corp.	6,959	187,684
C&F Financial Corp.	861	41,672
Camden National Corp.	3,137	128,303
Capital Bank Financial Corp., Class A*	9,054	198,735
Capital City Bank Group, Inc.*	11,003	129,615
Cardinal Financial Corp.	12,913	213,452
Cascade Bancorp*	13,073	76,216
Cathay General Bancorp	36,693	857,515
Center Bancorp, Inc.	3,228	45,967
Centerstate Banks, Inc.	7,904	76,511
Central Pacific Financial Corp.	8,995	159,211
Century Bancorp, Inc./Massachusetts, Class A	807	26,897
Chemical Financial Corp.	11,930	333,086
Chemung Financial Corp.	583	20,189
Citizens & Northern Corp.	3,239	64,586
City Holding Co.	6,502	281,146
CNB Financial Corp./Pennsylvania	3,332	56,811
CoBiz Financial, Inc.	9,966	96,272
Columbia Banking System, Inc.	23,387	577,659
Community Bank System, Inc.	16,801	573,250
Community Trust Bancorp, Inc.	7,147	290,097
CommunityOne Bancorp*	5,644	55,763
ConnectOne Bancorp, Inc.*	345	12,113
CU Bancorp*	1,682	30,696
Customers Bancorp, Inc.*	4,033	64,931
CVB Financial Corp.	40,501	547,574
Eagle Bancorp, Inc.*	9,598	271,527
Enterprise Bancorp, Inc./Massachusetts	1,372	25,945
Enterprise Financial Services Corp.	4,959	83,212
F.N.B. Corp./Pennsylvania	63,820	774,137
Farmers Capital Bank Corp.*	1,398	30,560
Fidelity Southern Corp.	2,747	42,139
Financial Institutions, Inc.	4,140	84,704
First Bancorp, Inc./Maine	4,557	76,466
First Bancorp/North Carolina	4,735	68,421
First BanCorp/Puerto Rico*	24,162	137,240
First Busey Corp.	14,813	77,176
First Commonwealth Financial Corp.	48,559	368,563
First Community Bancshares, Inc./Virginia	5,590	91,396
First Connecticut Bancorp, Inc./Connecticut	5,292	77,792
First Financial Bancorp	26,455	401,322
First Financial Bankshares, Inc.	14,152	832,421
First Financial Corp./Indiana	4,305	135,909
First Financial Holdings, Inc.	11,388	628,162
First Interstate Bancsystem, Inc.	6,202	149,778
First Merchants Corp.	13,028	225,775
First Midwest Bancorp, Inc./Illinois	34,006	513,831
First NBC Bank Holding Co.*	751	18,309
First of Long Island Corp.	2,337	90,792
First Security Group, Inc./Tennessee*	11,530	23,982
FirstMerit Corp.	71,739	1,557,454
Flushing Financial Corp.	13,598	250,883
German American Bancorp, Inc.	3,376	85,143
Glacier Bancorp, Inc.	32,418	801,049
Great Southern Bancorp, Inc.	5,727	161,673
Guaranty Bancorp	3,168	43,370
Hampton Roads Bankshares, Inc.*	5,516	7,833
Hancock Holding Co.	35,802	1,123,467
Hanmi Financial Corp.	15,487	256,620
Heartland Financial USA, Inc.	6,793	189,253
Heritage Commerce Corp.	5,024	38,434
Heritage Financial Corp./Washington	4,136	64,191
Heritage Oaks Bancorp*	4,073	26,067
Home BancShares, Inc./Arkansas	21,066	639,774
Home Federal Bancorp, Inc./Idaho	7,673	96,526
HomeTrust Bancshares, Inc.*	4,304	71,016
Horizon Bancorp/Indiana	2,023	47,237
Hudson Valley Holding Corp.	6,106	114,671
IBERIABANK Corp.	14,246	738,940
Independent Bank Corp./Massachusetts	9,663	344,969
Independent Bank Group, Inc.	698	25,128
International Bancshares Corp.	24,288	525,349
Intervest Bancshares Corp., Class A*	3,311	26,256
Investors Bancorp, Inc.	22,031	482,038
Lakeland Bancorp, Inc.	12,420	139,725
Lakeland Financial Corp.	6,741	220,094
LCNB Corp.	1,101	21,569
Macatawa Bank Corp.*	4,411	23,731
MainSource Financial Group, Inc.	9,563	145,262
MB Financial, Inc.	26,554	749,885
Mercantile Bank Corp.	1,970	42,907
Merchants Bancshares, Inc.	1,422	41,167
Metro Bancorp, Inc.*	3,455	72,590
MetroCorp Bancshares, Inc.	3,772	51,903
Middleburg Financial Corp.	902	17,391
MidSouth Bancorp, Inc.	7,194	111,507
MidWestOne Financial Group, Inc.	1,288	33,114
National Bank Holdings Corp., Class A	22,828	468,887
National Bankshares, Inc./Virginia	2,214	79,460
National Penn Bancshares, Inc.	56,993	572,780
NBT Bancorp, Inc.	19,581	449,971
NewBridge Bancorp*	4,783	34,868
Northrim BanCorp, Inc.	1,470	35,427
OFG Bancorp	22,542	364,955
Old National Bancorp/Indiana	47,352	672,398
OmniAmerican Bancorp, Inc.*	3,933	96,201
Pacific Continental Corp.	5,300	69,483
Pacific Premier Bancorp, Inc.*	3,095	41,597
PacWest Bancorp	17,312	594,840
Palmetto Bancshares, Inc.*	660	8,606
Park National Corp.	5,389	426,162
Park Sterling Corp.	11,468	73,510
Peapack-Gladstone Financial Corp.	2,061	38,232
Penns Woods Bancorp, Inc.	1,606	80,011
Peoples Bancorp, Inc./Ohio	3,651	76,233
Pinnacle Financial Partners, Inc.*	14,154	421,931
Preferred Bank/California*	2,419	43,034
PrivateBancorp, Inc.	27,317	584,584
Prosperity Bancshares, Inc.	26,398	1,632,452

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Renasant Corp.	12,812	$348,102
Republic Bancorp, Inc./Kentucky, Class A	6,280	173,014
S&T Bancorp, Inc.	12,776	309,435
Sandy Spring Bancorp, Inc.	10,168	236,508
Seacoast Banking Corp. of Florida*	16,094	34,924
Sierra Bancorp	9,254	145,565
Simmons First National Corp., Class A	7,760	241,258
Southside Bancshares, Inc.	7,357	197,315
Southwest Bancorp, Inc./Oklahoma*	9,268	137,259
State Bank Financial Corp.	15,470	245,509
StellarOne Corp.	10,582	238,095
Sterling Bancorp/New York	12,456	171,021
Sterling Financial Corp./Washington	14,390	412,274
Suffolk Bancorp*	4,519	80,077
Sun Bancorp, Inc./New Jersey*	13,803	52,865
Susquehanna Bancshares, Inc.	81,535	1,023,264
SY Bancorp, Inc.	5,274	149,412
Taylor Capital Group, Inc.*	8,903	197,201
Texas Capital Bancshares, Inc.*	17,844	820,289
Tompkins Financial Corp.	6,188	286,009
TowneBank/Virginia	9,901	142,772
Trico Bancshares	4,074	92,806
Tristate Capital Holdings, Inc.*	1,066	13,741
Trustmark Corp.	28,447	728,243
UMB Financial Corp.	15,038	817,165
Umpqua Holdings Corp.	47,511	770,628
Union First Market Bankshares Corp.	8,961	209,419
United Bankshares, Inc./West Virginia	22,514	652,456
United Community Banks, Inc./Georgia*	18,928	283,920
Univest Corp. of Pennsylvania	7,404	139,565
VantageSouth Bancshares, Inc.*	2,036	10,811
ViewPoint Financial Group, Inc.	15,452	319,393
Virginia Commerce Bancorp, Inc.*	5,465	84,871
Washington Banking Co.	4,395	61,794
Washington Trust Bancorp, Inc.	5,848	183,803
Webster Financial Corp.	37,632	960,745
WesBanco, Inc.	10,116	300,749
West Bancorp, Inc.	3,297	45,499
Westamerica Bancorp	11,393	566,688
Western Alliance Bancorp*	32,971	624,141
Wilshire Bancorp, Inc.	28,440	232,639
Wintrust Financial Corp.	16,527	678,764
Yadkin Financial Corp.*	2,720	46,866

		44,557,617

Consumer Finance (0.4%)
Cash America International, Inc.	14,202	643,067
Consumer Portfolio Services, Inc.*	3,529	20,927
Credit Acceptance Corp.*	3,340	370,105
DFC Global Corp.*	20,473	224,998
Encore Capital Group, Inc.*	10,590	485,657
EZCORP, Inc., Class A*	23,545	397,440
First Cash Financial Services, Inc.*	12,937	749,699
First Marblehead Corp.*	16,646	13,650
Green Dot Corp., Class A*	11,144	293,421
Imperial Holdings, Inc.*	3,130	19,813
Nelnet, Inc., Class A	11,109	427,141
Nicholas Financial, Inc.	2,678	43,625
Portfolio Recovery Associates, Inc.*	22,800	1,366,632
Regional Management Corp.*	1,051	33,422
World Acceptance Corp.*	4,619	415,340

		5,504,937

Diversified Financial Services (0.2%)
California First National Bancorp	2,044	34,891
Gain Capital Holdings, Inc.	2,308	29,058
MarketAxess Holdings, Inc.	16,681	1,001,527
Marlin Business Services Corp.	2,537	63,323
NewStar Financial, Inc.*	12,292	224,575
PHH Corp.*	25,046	594,592
PICO Holdings, Inc.*	10,782	233,538
Resource America, Inc., Class A	2,390	19,192

		2,200,696

Insurance (1.3%)
Ambac Financial Group, Inc.*	19,598	355,508
American Equity Investment Life Holding Co.	28,577	606,404
American Safety Insurance Holdings Ltd.*	2,472	74,654
AMERISAFE, Inc.	8,705	309,115
Amtrust Financial Services, Inc.	14,473	565,315
Argo Group International Holdings Ltd.	11,762	504,355
Baldwin & Lyons, Inc., Class B	4,749	115,781
Citizens, Inc./Texas*	17,131	148,012
CNO Financial Group, Inc.	97,559	1,404,850
Crawford & Co., Class B	6,862	66,561
Donegal Group, Inc., Class A	7,419	103,792
Eastern Insurance Holdings, Inc.	1,203	29,365
eHealth, Inc.*	8,368	269,952
EMC Insurance Group, Inc.	4,955	149,542
Employers Holdings, Inc.	13,604	404,583
Enstar Group Ltd.*	4,151	567,027
FBL Financial Group, Inc., Class A	3,936	176,726
First American Financial Corp.	45,855	1,116,569
Fortegra Financial Corp.*	1,487	12,654
Global Indemnity plc*	4,764	121,291
Greenlight Capital Reinsurance Ltd., Class A*	13,136	373,588
Hallmark Financial Services, Inc.*	9,229	81,861
HCI Group, Inc.	1,875	76,575
Health Insurance Innovations, Inc., Class A*	970	11,591
Hilltop Holdings, Inc.*	27,167	502,590
Horace Mann Educators Corp.	18,643	529,088
Independence Holding Co.	1,759	25,119
Infinity Property & Casualty Corp.	5,898	381,011
Investors Title Co.	340	25,534
Kansas City Life Insurance Co.	3,423	151,365
Maiden Holdings Ltd.	20,032	236,578
Meadowbrook Insurance Group, Inc.	14,710	95,615
Montpelier Reinsurance Holdings Ltd.	21,330	555,646
National Interstate Corp.	1,304	36,264
National Western Life Insurance Co., Class A	817	164,846
Navigators Group, Inc.*	5,458	315,309
OneBeacon Insurance Group Ltd., Class A	8,499	125,445
Phoenix Cos., Inc.*	3,115	120,457
Platinum Underwriters Holdings Ltd.	12,679	757,317
Primerica, Inc.	24,946	1,006,322
RLI Corp.	9,217	805,750
Safety Insurance Group, Inc.	5,475	290,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Selective Insurance Group, Inc.	25,174	$616,763
State Auto Financial Corp.	9,323	195,224
Stewart Information Services Corp.	10,609	339,382
Symetra Financial Corp.	35,492	632,467
Third Point Reinsurance Ltd.*	4,894	70,914
Tower Group International Ltd.	23,622	165,354
United Fire Group, Inc.	10,269	312,896
Universal Insurance Holdings, Inc.	12,974	91,467

		16,194,405

Real Estate Investment Trusts (REITs) (3.9%)
Acadia Realty Trust (REIT)	24,340	600,711
AG Mortgage Investment Trust, Inc. (REIT)	12,621	209,761
Agree Realty Corp. (REIT)	3,056	92,230
Alexander’s, Inc. (REIT)	962	275,247
American Assets Trust, Inc. (REIT)	15,717	479,526
American Capital Mortgage Investment Corp. (REIT)	26,661	526,821
American Realty Capital Properties, Inc. (REIT)	67,400	822,280
American Residential Properties, Inc. (REIT)*	2,577	45,381
AmREIT, Inc. (REIT)	3,861	66,988
Anworth Mortgage Asset Corp. (REIT)	61,246	295,818
Apollo Commercial Real Estate Finance, Inc. (REIT)	15,391	235,021
Apollo Residential Mortgage, Inc. (REIT)	11,938	174,175
Ares Commercial Real Estate Corp. (REIT)	4,152	51,609
Armada Hoffler Properties, Inc. (REIT)	3,616	35,835
ARMOUR Residential REIT, Inc. (REIT)	169,828	713,278
Ashford Hospitality Trust, Inc. (REIT)	24,628	303,910
Associated Estates Realty Corp. (REIT)	22,436	334,521
Aviv REIT, Inc. (REIT)	2,679	61,081
Campus Crest Communities, Inc. (REIT)	28,882	311,926
CapLease, Inc. (REIT)	38,073	323,240
Capstead Mortgage Corp. (REIT)	41,521	488,702
Cedar Realty Trust, Inc. (REIT)	22,530	116,705
Chambers Street Properties (REIT)	106,730	937,089
Chatham Lodging Trust (REIT)	7,295	130,289
Chesapeake Lodging Trust (REIT)	19,779	465,598
Colonial Properties Trust (REIT)	41,898	942,286
Colony Financial, Inc. (REIT)	29,192	583,256
CoreSite Realty Corp. (REIT)	10,556	358,271
Cousins Properties, Inc. (REIT)	73,096	752,158
CubeSmart (REIT)	57,456	1,025,015
CyrusOne, Inc. (REIT)	5,373	101,980
CYS Investments, Inc. (REIT)	76,762	624,075
DCT Industrial Trust, Inc. (REIT)	123,955	891,236
DiamondRock Hospitality Co. (REIT)	86,704	925,132
DuPont Fabros Technology, Inc. (REIT)	29,398	757,586
Dynex Capital, Inc. (REIT)	21,516	188,695
EastGroup Properties, Inc. (REIT)	12,988	769,019
Education Realty Trust, Inc. (REIT)	51,390	467,649
Ellington Residential Mortgage REIT (REIT)	1,276	19,612
EPR Properties (REIT)	20,463	997,367
Equity One, Inc. (REIT)	27,305	596,887
Excel Trust, Inc. (REIT)	21,126	253,512
FelCor Lodging Trust, Inc. (REIT)*	53,601	330,182
First Industrial Realty Trust, Inc. (REIT)	46,223	752,048
First Potomac Realty Trust (REIT)	24,947	313,584
Franklin Street Properties Corp. (REIT)	35,846	456,678
GEO Group, Inc. (REIT)	30,372	1,009,869
Getty Realty Corp. (REIT)	12,657	245,926
Gladstone Commercial Corp. (REIT)	3,382	60,741
Glimcher Realty Trust (REIT)	61,853	603,067
Government Properties Income Trust (REIT)	23,649	565,921
Gramercy Property Trust, Inc. (REIT)*	11,716	48,621
Healthcare Realty Trust, Inc. (REIT)	39,812	920,055
Hersha Hospitality Trust (REIT)	87,936	491,562
Highwoods Properties, Inc. (REIT)	37,934	1,339,450
Hudson Pacific Properties, Inc. (REIT)	18,351	356,927
Inland Real Estate Corp. (REIT)	36,162	369,937
Invesco Mortgage Capital, Inc. (REIT)	60,278	927,678
Investors Real Estate Trust (REIT)	41,330	340,973
iStar Financial, Inc. (REIT)*	42,829	515,661
Kite Realty Group Trust (REIT)	37,356	221,521
LaSalle Hotel Properties (REIT)	42,902	1,223,565
Lexington Realty Trust (REIT)	71,050	797,892
LTC Properties, Inc. (REIT)	15,434	586,183
Medical Properties Trust, Inc. (REIT)	66,252	806,287
Monmouth Real Estate Investment Corp. (REIT), Class A	13,829	125,429
MPG Office Trust, Inc. (REIT)*	11,255	35,228
National Health Investors, Inc. (REIT)	11,477	652,927
New Residential Investment Corp. (REIT)	110,459	731,239
New York Mortgage Trust, Inc. (REIT)	13,325	83,281
NorthStar Realty Finance Corp. (REIT)	101,906	945,688
One Liberty Properties, Inc. (REIT)	7,159	145,185
Parkway Properties, Inc./Maryland (REIT)	18,870	335,320
Pebblebrook Hotel Trust (REIT)	27,658	794,061
Pennsylvania Real Estate Investment Trust (REIT)	27,398	512,343
PennyMac Mortgage Investment Trust (REIT)	27,105	614,741
Physicians Realty Trust (REIT)*	2,168	26,276
Potlatch Corp. (REIT)	18,786	745,428
PS Business Parks, Inc. (REIT)	8,116	605,616
RAIT Financial Trust (REIT)	28,240	199,939
Ramco-Gershenson Properties Trust (REIT)	26,798	412,957
Redwood Trust, Inc. (REIT)	35,887	706,615
Resource Capital Corp. (REIT)	56,399	335,010
Retail Opportunity Investments Corp. (REIT)	29,245	404,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rexford Industrial Realty, Inc. (REIT)*	3,166	$42,773
RLJ Lodging Trust (REIT)	55,059	1,293,336
Rouse Properties, Inc. (REIT)	9,636	198,309
Ryman Hospitality Properties, Inc. (REIT)	18,977	654,896
Sabra Health Care REIT, Inc. (REIT)	16,490	379,435
Saul Centers, Inc. (REIT)	2,757	127,511
Select Income REIT (REIT)	9,257	238,831
Silver Bay Realty Trust Corp. (REIT)	7,038	110,215
Sovran Self Storage, Inc. (REIT)	13,716	1,038,027
STAG Industrial, Inc. (REIT)	16,259	327,131
Strategic Hotels & Resorts, Inc. (REIT)*	86,359	749,596
Summit Hotel Properties, Inc. (REIT)	28,741	264,130
Sun Communities, Inc. (REIT)	16,018	682,687
Sunstone Hotel Investors, Inc. (REIT)	72,954	929,434
Terreno Realty Corp. (REIT)	4,804	85,319
UMH Properties, Inc. (REIT)	9,526	94,593
Universal Health Realty Income Trust (REIT)	4,823	201,939
Urstadt Biddle Properties, Inc. (REIT), Class A	11,243	223,511
Washington Real Estate Investment Trust (REIT)	30,753	777,128
Western Asset Mortgage Capital Corp. (REIT)	4,708	75,281
Whitestone REIT (REIT)	6,665	98,175
Winthrop Realty Trust (REIT)	11,160	124,434
ZAIS Financial Corp. (REIT)	1,299	22,538

		48,786,484

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	18,851	679,013
Altisource Residential Corp.	10,686	245,564
AV Homes, Inc.*	6,700	116,982
Consolidated-Tomoka Land Co.	2,753	105,963
Forestar Group, Inc.*	17,018	366,398
Kennedy-Wilson Holdings, Inc.	22,061	409,452
Tejon Ranch Co.*	5,880	181,339
Thomas Properties Group, Inc.	6,245	41,967

		2,146,678

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	39,081	486,168
Banc of California, Inc.	3,045	42,112
Bank Mutual Corp.	19,326	121,174
BankFinancial Corp.	5,542	49,435
BBX Capital Corp., Class A*	1,240	17,819
Beneficial Mutual Bancorp, Inc.*	12,449	124,117
Berkshire Hills Bancorp, Inc.	10,993	276,034
BofI Holding, Inc.*	5,242	339,996
Brookline Bancorp, Inc.	37,114	349,243
Capitol Federal Financial, Inc.	64,357	799,958
Charter Financial Corp./Maryland	4,170	45,036
Clifton Savings Bancorp, Inc.	8,179	101,338
Dime Community Bancshares, Inc.	14,668	244,222
Doral Financial Corp.*	1,404	26,788
ESB Financial Corp.	3,784	48,246
ESSA Bancorp, Inc.	6,780	70,648
EverBank Financial Corp.	34,955	523,626
Farmer Mac, Class C	3,265	108,986
First Defiance Financial Corp.	2,287	53,493
First Federal Bancshares of Arkansas, Inc.*	837	7,826
First Financial Northwest, Inc.	3,205	33,428
Flagstar Bancorp, Inc.*	4,007	59,143
Fox Chase Bancorp, Inc.	8,689	151,189
Franklin Financial Corp./Virginia	4,636	87,899
Hingham Institution for Savings	271	18,946
Home Bancorp, Inc.*	1,525	27,542
Home Loan Servicing Solutions Ltd.	30,547	672,339
HomeStreet, Inc.	3,156	60,911
Kearny Financial Corp.*	11,043	112,859
Meridian Interstate Bancorp, Inc.*	4,062	88,511
Meta Financial Group, Inc.	1,126	42,788
MGIC Investment Corp.*	143,260	1,042,933
NASB Financial, Inc.*	817	22,410
Northfield Bancorp, Inc./New Jersey	24,888	302,140
Northwest Bancshares, Inc.	43,766	578,587
OceanFirst Financial Corp.	5,395	91,229
Oritani Financial Corp.	23,448	385,954
PennyMac Financial Services, Inc., Class A*	2,508	47,125
Provident Financial Holdings, Inc.	1,924	31,958
Provident Financial Services, Inc.	27,883	451,983
Provident New York Bancorp	18,674	203,360
Radian Group, Inc.	77,225	1,075,744
Rockville Financial, Inc.	12,837	166,881
Roma Financial Corp.*	8,714	161,993
Territorial Bancorp, Inc.	3,640	79,971
Tree.com, Inc.	1,336	35,083
TrustCo Bank Corp./New York	45,788	272,897
United Community Financial Corp./Ohio*	9,214	35,842
United Financial Bancorp, Inc.	6,649	107,514
Walker & Dunlop, Inc.*	3,180	50,594
Waterstone Financial, Inc.*	1,567	15,905
Westfield Financial, Inc.	12,738	89,930
WSFS Financial Corp.	3,465	208,766

		10,650,619

Total Financials		147,246,804

Health Care (6.8%)
Biotechnology (2.1%)
ACADIA Pharmaceuticals, Inc.*	30,738	844,373
Achillion Pharmaceuticals, Inc.*	42,362	127,933
Acorda Therapeutics, Inc.*	18,401	630,786
Aegerion Pharmaceuticals, Inc.*	13,268	1,137,200
Agios Pharmaceuticals, Inc.*	1,330	37,187
Alnylam Pharmaceuticals, Inc.*	25,326	1,621,117
AMAG Pharmaceuticals, Inc.*	8,883	190,807
Amicus Therapeutics, Inc.*	6,205	14,396
Anacor Pharmaceuticals, Inc.*	4,996	53,058
Arena Pharmaceuticals, Inc.*	98,147	517,235
ArQule, Inc.*	16,120	37,560
Array BioPharma, Inc.*	45,628	283,806
Astex Pharmaceuticals, Inc.*	37,991	322,164
AVEO Pharmaceuticals, Inc.*	10,392	21,511
Biotime, Inc.*	16,501	62,704
Bluebird Bio, Inc.*	1,323	35,668
Cell Therapeutics, Inc.*	21,559	35,357
Celldex Therapeutics, Inc.*	36,243	1,284,089
Cellular Dynamics International, Inc.*	737	13,568
Cepheid, Inc.*	29,849	1,165,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Chelsea Therapeutics International Ltd.*	13,137	$39,542
ChemoCentryx, Inc.*	4,657	25,893
Chimerix, Inc.*	1,702	37,410
Clovis Oncology, Inc.*	6,793	412,879
Conatus Pharmaceuticals, Inc.*	1,052	10,573
Coronado Biosciences, Inc.*	5,241	36,792
Curis, Inc.*	27,136	121,027
Cytokinetics, Inc.*	5,258	39,908
Cytori Therapeutics, Inc.*	29,461	68,644
Dendreon Corp.*	70,359	206,152
Durata Therapeutics, Inc.*	2,611	23,603
Dyax Corp.*	49,787	341,539
Dynavax Technologies Corp.*	37,796	45,355
Emergent Biosolutions, Inc.*	10,973	209,036
Enanta Pharmaceuticals, Inc.*	665	15,242
Enzon Pharmaceuticals, Inc.	8,585	14,423
Epizyme, Inc.*	1,179	47,313
Esperion Therapeutics, Inc.*	870	16,408
Exact Sciences Corp.*	31,286	369,488
Exelixis, Inc.*	82,733	481,506
Fibrocell Science, Inc.*	2,944	12,895
Galena Biopharma, Inc.*	20,184	45,818
Genomic Health, Inc.*	9,655	295,250
Geron Corp.*	51,161	171,389
GTx, Inc.*	5,396	10,846
Halozyme Therapeutics, Inc.*	36,209	399,747
Hyperion Therapeutics, Inc.*	1,761	46,015
Idenix Pharmaceuticals, Inc.*	35,527	185,096
ImmunoGen, Inc.*	38,585	656,717
Immunomedics, Inc.*	35,757	221,336
Infinity Pharmaceuticals, Inc.*	21,048	367,288
Insmed, Inc.*	13,418	209,455
Insys Therapeutics, Inc.*	1,023	35,795
Intercept Pharmaceuticals, Inc.*	2,797	193,077
InterMune, Inc.*	35,373	543,683
Intrexon Corp.*	2,236	52,971
Ironwood Pharmaceuticals, Inc.*	37,457	443,865
Isis Pharmaceuticals, Inc.*	47,800	1,794,412
KaloBios Pharmaceuticals, Inc.*	1,634	7,386
Keryx Biopharmaceuticals, Inc.*	36,554	369,195
KYTHERA Biopharmaceuticals, Inc.*	3,916	178,961
Lexicon Pharmaceuticals, Inc.*	95,259	225,764
Ligand Pharmaceuticals, Inc., Class B*	9,486	410,554
MannKind Corp.*	65,256	371,959
MEI Pharma, Inc.*	1,726	19,573
Merrimack Pharmaceuticals, Inc.*	41,018	155,868
MiMedx Group, Inc.*	36,734	153,181
Momenta Pharmaceuticals, Inc.*	20,120	289,527
Nanosphere, Inc.*	10,564	21,128
Neurocrine Biosciences, Inc.*	26,799	303,365
NewLink Genetics Corp.*	8,837	165,959
Novavax, Inc.*	26,751	84,533
NPS Pharmaceuticals, Inc.*	44,918	1,428,842
OncoGenex Pharmaceutical, Inc.*	2,980	27,625
OncoMed Pharmaceuticals, Inc.*	888	13,595
Onconova Therapeutics, Inc.*	1,146	30,335
Opko Health, Inc.*	80,329	707,698
Orexigen Therapeutics, Inc.*	37,306	229,059
Osiris Therapeutics, Inc.*	10,485	174,470
OvaScience, Inc.*	1,612	15,975
PDL BioPharma, Inc.	61,221	487,931
Peregrine Pharmaceuticals, Inc.*	29,518	41,620
Portola Pharmaceuticals, Inc.*	2,009	53,741
Progenics Pharmaceuticals, Inc.*	11,741	59,057
Prothena Corp. plc*	2,300	46,529
PTC Therapeutics, Inc.*	1,877	40,280
Puma Biotechnology, Inc.*	9,734	522,326
Raptor Pharmaceutical Corp.*	24,811	370,676
Receptos, Inc.*	1,097	28,489
Regulus Therapeutics, Inc.*	2,117	19,963
Repligen Corp.*	6,439	71,408
Rigel Pharmaceuticals, Inc.*	36,904	132,116
Sangamo BioSciences, Inc.*	23,965	251,153
Sarepta Therapeutics, Inc.*	14,297	675,247
SIGA Technologies, Inc.*	7,737	29,710
Spectrum Pharmaceuticals, Inc.	29,324	246,028
Stemline Therapeutics, Inc.*	4,024	182,247
Sunesis Pharmaceuticals, Inc.*	6,747	33,465
Synageva BioPharma Corp.*	7,521	476,155
Synergy Pharmaceuticals, Inc.*	33,018	150,892
Synta Pharmaceuticals Corp.*	23,255	146,739
Targacept, Inc.*	5,573	29,593
Tesaro, Inc.*	5,896	228,411
Tetraphase Pharmaceuticals, Inc.*	2,241	25,503
TG Therapeutics, Inc.*	2,917	14,848
Threshold Pharmaceuticals, Inc.*	18,829	87,555
Vanda Pharmaceuticals, Inc.*	6,631	72,742
Verastem, Inc.*	3,368	41,898
Vical, Inc.*	25,313	31,641
XOMA Corp.*	13,690	61,331
ZIOPHARM Oncology, Inc.*	13,950	55,102

		26,783,160

Health Care Equipment & Supplies (1.8%)
Abaxis, Inc.	9,877	415,822
ABIOMED, Inc.*	15,767	300,677
Accuray, Inc.*	32,612	241,003
Align Technology, Inc.*	32,613	1,569,338
Alphatec Holdings, Inc.*	35,854	70,632
Analogic Corp.	5,899	487,493
AngioDynamics, Inc.*	10,304	136,013
Anika Therapeutics, Inc.*	2,408	57,696
Antares Pharma, Inc.*	51,344	208,457
ArthroCare Corp.*	12,352	439,484
AtriCure, Inc.*	4,109	45,117
Atrion Corp.	609	157,597
Biolase, Inc.*	7,082	13,527
Cantel Medical Corp.	12,838	408,890
Cardiovascular Systems, Inc.*	9,213	184,721
Cerus Corp.*	13,793	92,551
CONMED Corp.	13,625	463,114
CryoLife, Inc.	5,366	37,562
Cutera, Inc.*	2,711	24,128
Cyberonics, Inc.*	12,644	641,557
Cynosure, Inc., Class A*	8,632	196,896
Derma Sciences, Inc.*	2,673	33,092
DexCom, Inc.*	30,435	859,180
Endologix, Inc.*	26,448	426,606
Exactech, Inc.*	4,211	84,852
GenMark Diagnostics, Inc.*	15,982	194,181
Globus Medical, Inc., Class A*	23,842	416,281
Greatbatch, Inc.*	9,845	335,025
Haemonetics Corp.*	22,200	885,336
HeartWare International, Inc.*	7,286	533,408
ICU Medical, Inc.*	5,749	390,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Insulet Corp.*	23,962	$868,383
Integra LifeSciences Holdings Corp.*	9,204	370,461
Invacare Corp.	13,616	235,148
MAKO Surgical Corp.*	16,813	496,152
Masimo Corp.	24,033	640,239
Medical Action Industries, Inc.*	2,860	18,990
Meridian Bioscience, Inc.	18,692	442,066
Merit Medical Systems, Inc.*	17,635	213,913
Natus Medical, Inc.*	13,149	186,453
Navidea Biopharmaceuticals, Inc.*	36,145	95,784
Neogen Corp.*	10,304	625,659
NuVasive, Inc.*	19,308	472,853
NxStage Medical, Inc.*	24,749	325,697
OraSure Technologies, Inc.*	25,304	152,077
Orthofix International N.V.*	8,418	175,599
PhotoMedex, Inc.*	8,026	127,613
Quidel Corp.*	12,336	350,342
Rochester Medical Corp.*	2,158	43,074
Rockwell Medical, Inc.*	7,847	89,534
RTI Surgical, Inc.*	11,383	42,572
Solta Medical, Inc.*	13,913	28,939
Spectranetics Corp.*	15,873	266,349
STAAR Surgical Co.*	16,862	228,311
STERIS Corp.	25,972	1,115,757
SurModics, Inc.*	7,243	172,239
Symmetry Medical, Inc.*	15,954	130,185
TearLab Corp.*	14,884	164,617
Thoratec Corp.*	25,149	937,806
Tornier N.V.*	11,240	217,269
Unilife Corp.*	19,169	63,641
Utah Medical Products, Inc.	641	38,101
Vascular Solutions, Inc.*	6,710	112,728
Volcano Corp.*	24,271	580,562
West Pharmaceutical Services, Inc.	29,958	1,232,772
Wright Medical Group, Inc.*	18,791	490,069
Zeltiq Aesthetics, Inc.*	3,488	31,636

		22,134,356

Health Care Providers & Services (1.4%)
Acadia Healthcare Co., Inc.*	15,482	610,455
Accretive Health, Inc.*	23,233	211,885
Addus HomeCare Corp.*	1,048	30,361
Air Methods Corp.	17,508	745,841
Alliance HealthCare Services, Inc.* .	986	27,302
Almost Family, Inc.	1,693	32,895
Amedisys, Inc.*	16,500	284,130
AMN Healthcare Services, Inc.*	24,322	334,671
Amsurg Corp.*	15,298	607,331
Bio-Reference Labs, Inc.*	10,062	300,653
BioScrip, Inc.*	24,027	210,957
Capital Senior Living Corp.*	14,000	296,100
Centene Corp.*	24,504	1,567,276
Chemed Corp.	8,276	591,734
Chindex International, Inc.*	7,968	135,854
Corvel Corp.*	6,685	247,144
Cross Country Healthcare, Inc.*	5,525	33,481
Emeritus Corp.*	16,870	312,601
Ensign Group, Inc.	8,461	347,832
ExamWorks Group, Inc.*	13,414	348,630
Five Star Quality Care, Inc.*	9,863	50,992
Gentiva Health Services, Inc.*	12,933	155,713
Hanger, Inc.*	16,520	557,715
HealthSouth Corp.	38,228	1,318,101
Healthways, Inc.*	16,032	296,752
IPC The Hospitalist Co., Inc.*	7,651	390,277
Kindred Healthcare, Inc.	24,585	330,177
Landauer, Inc.	4,462	228,677
LHC Group, Inc.*	6,500	152,490
Magellan Health Services, Inc.*	12,427	745,123
Molina Healthcare, Inc.*	12,001	427,236
MWI Veterinary Supply, Inc.*	5,628	840,598
National Healthcare Corp.	4,609	217,867
National Research Corp., Class A*	6,783	127,724
Owens & Minor, Inc.	27,932	966,168
PharMerica Corp.*	11,754	155,976
Providence Service Corp.*	5,979	171,537
Select Medical Holdings Corp.	21,435	172,980
Skilled Healthcare Group, Inc., Class A*	10,422	45,440
Team Health Holdings, Inc.*	30,151	1,143,929
Triple-S Management Corp., Class B*	10,145	186,567
U.S. Physical Therapy, Inc.	6,674	207,428
Universal American Corp.	12,796	97,506
USMD Holdings, Inc.*	152	4,030
Vanguard Health Systems, Inc.*	14,653	307,860
WellCare Health Plans, Inc.*	18,926	1,319,899

		17,895,895

Health Care Technology (0.5%)
athenahealth, Inc.*	16,336	1,773,436
Computer Programs & Systems, Inc.	4,990	291,915
Greenway Medical Technologies*	9,033	186,531
HealthStream, Inc.*	8,333	315,654
HMS Holdings Corp.*	40,055	861,583
MedAssets, Inc.*	26,818	681,713
Medidata Solutions, Inc.*	11,020	1,090,209
Merge Healthcare, Inc.*	29,236	76,306
Omnicell, Inc.*	13,692	324,227
Quality Systems, Inc.	17,418	378,493
Vocera Communications, Inc.*	8,063	149,972

		6,130,039

Life Sciences Tools & Services (0.2%)
Accelerate Diagnostics, Inc.*	2,210	29,636
Affymetrix, Inc.*	30,454	188,815
Albany Molecular Research, Inc.*	6,950	89,586
Cambrex Corp.*	8,069	106,511
Fluidigm Corp.*	12,227	268,260
Furiex Pharmaceuticals, Inc.*	1,346	59,211
Harvard Bioscience, Inc.*	5,155	27,115
Luminex Corp.*	17,855	357,100
NeoGenomics, Inc.*	6,496	19,488
Pacific Biosciences of California, Inc.*	9,408	52,026
PAREXEL International Corp.*	24,214	1,216,269
Sequenom, Inc.*	50,696	135,358

		2,549,375

Pharmaceuticals (0.8%)
AcelRx Pharmaceuticals, Inc.*	13,347	143,747
Akorn, Inc.*	27,653	544,211
Alimera Sciences, Inc.*	3,168	11,912
Ampio Pharmaceuticals, Inc.*	5,415	40,612
Aratana Therapeutics, Inc.*	1,261	20,605
Auxilium Pharmaceuticals, Inc.*	21,565	393,130
AVANIR Pharmaceuticals, Inc., Class A*	59,350	251,644
BioDelivery Sciences International, Inc.*	6,001	32,585
Cadence Pharmaceuticals, Inc.*	30,095	189,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cempra, Inc.*	3,839	$44,149
Corcept Therapeutics, Inc.*	10,569	16,805
Cornerstone Therapeutics, Inc.*	4,256	40,049
Depomed, Inc.*	26,343	197,046
Endocyte, Inc.*	14,295	190,552
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	3,800	—
Hi-Tech Pharmacal Co., Inc.	4,554	196,505
Horizon Pharma, Inc.*	10,102	34,145
Impax Laboratories, Inc.*	32,433	665,201
Lannett Co., Inc.*	8,246	179,928
Medicines Co.*	27,124	909,196
Nektar Therapeutics*	54,676	571,364
Omeros Corp.*	6,065	59,134
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Optimer Pharmaceuticals, Inc.*	20,682	260,593
Pacira Pharmaceuticals, Inc.*	12,906	620,650
Pernix Therapeutics Holdings*	2,966	8,097
Pozen, Inc.*	5,604	32,111
Questcor Pharmaceuticals, Inc.	22,040	1,278,320
Repros Therapeutics, Inc.*	9,734	260,871
Sagent Pharmaceuticals, Inc.*	8,549	174,400
Santarus, Inc.*	24,698	557,434
Sciclone Pharmaceuticals, Inc.*	26,009	131,866
Sucampo Pharmaceuticals, Inc., Class A*	13,852	86,436
Supernus Pharmaceuticals, Inc.*	2,924	21,433
TherapeuticsMD, Inc.*	15,644	45,837
ViroPharma, Inc.*	27,725	1,089,593
Vivus, Inc.*	44,239	412,307
XenoPort, Inc.*	24,405	138,620
Zogenix, Inc.*	13,938	25,925

		9,880,212

Total Health Care		85,373,037

Industrials (7.6%)
Aerospace & Defense (0.9%)
AAR Corp.	18,339	501,205
Aerovironment, Inc.*	3,648	84,269
American Science & Engineering, Inc.	3,642	219,649
API Technologies Corp.*	7,054	20,668
Astronics Corp.*	4,923	244,722
Cubic Corp.	7,948	426,649
Curtiss-Wright Corp.	20,127	945,164
DigitalGlobe, Inc.*	31,454	994,575
Ducommun, Inc.*	2,047	58,708
Engility Holdings, Inc.*	7,457	236,611
Erickson Air-Crane, Inc.*	745	11,667
Esterline Technologies Corp.*	13,436	1,073,402
GenCorp, Inc.*	26,070	417,902
HEICO Corp.	23,533	1,594,125
Innovative Solutions & Support, Inc.	2,362	18,802
KEYW Holding Corp.*	11,912	160,216
Kratos Defense & Security Solutions, Inc.*	12,424	102,871
LMI Aerospace, Inc.*	2,036	27,201
Moog, Inc., Class A*	19,579	1,148,700
National Presto Industries, Inc.	1,866	131,385
Orbital Sciences Corp.*	27,852	589,905
Sparton Corp.*	2,011	51,281
Taser International, Inc.*	21,769	324,576
Teledyne Technologies, Inc.*	16,752	1,422,747

		10,807,000

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.* .	10,547	78,997
Atlas Air Worldwide Holdings, Inc.* .	12,648	583,199
Echo Global Logistics, Inc.*	5,489	114,940
Forward Air Corp.	12,980	523,743
Hub Group, Inc., Class A*	17,312	679,150
Pacer International, Inc.*	12,003	74,299
Park-Ohio Holdings Corp.*	2,524	96,972
UTi Worldwide, Inc.	39,541	597,464
XPO Logistics, Inc.*	12,475	270,333

		3,019,097

Airlines (0.4%)
Allegiant Travel Co.	6,345	668,509
Hawaiian Holdings, Inc.*	10,500	78,120
JetBlue Airways Corp.*	98,086	653,253
Republic Airways Holdings, Inc.*	21,886	260,443
SkyWest, Inc.	24,201	351,399
Spirit Airlines, Inc.*	26,443	906,202
U.S. Airways Group, Inc.*	81,264	1,540,765

		4,458,691

Building Products (0.4%)
AAON, Inc.	11,725	311,416
American Woodmark Corp.*	2,017	69,889
Apogee Enterprises, Inc.	11,089	329,122
Builders FirstSource, Inc.*	9,582	56,342
Gibraltar Industries, Inc.*	12,386	176,624
Griffon Corp.	19,999	250,787
Insteel Industries, Inc.	7,578	122,006
NCI Building Systems, Inc.*	5,276	67,216
Nortek, Inc.*	3,683	253,059
Patrick Industries, Inc.*	1,290	38,765
PGT, Inc.*	6,543	64,841
Ply Gem Holdings, Inc.*	3,091	43,212
Quanex Building Products Corp.	16,469	310,111
Simpson Manufacturing Co., Inc.	18,941	616,908
Trex Co., Inc.*	7,662	379,499
Universal Forest Products, Inc.	8,109	341,389
USG Corp.*	35,729	1,021,135

		4,452,321

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	24,184	643,778
ACCO Brands Corp.*	49,264	327,113
Acorn Energy, Inc.	3,735	22,036
ARC Document Solutions, Inc.*	7,146	32,800
Brink’s Co.	23,388	661,880
Casella Waste Systems, Inc., Class A*	7,643	43,947
CECO Environmental Corp.	3,396	47,822
Cenveo, Inc.*	11,023	32,518
CompX International, Inc.	205	2,661
Consolidated Graphics, Inc.*	3,138	175,916
Costa, Inc.*	1,922	36,556
Courier Corp.	6,052	95,743
Deluxe Corp.	23,344	972,511
EnerNOC, Inc.*	9,807	147,007
Ennis, Inc.	9,779	176,413
G&K Services, Inc., Class A	9,266	559,574
Healthcare Services Group, Inc.	29,845	768,807
Heritage-Crystal Clean, Inc.*	7,206	129,852
Herman Miller, Inc.	28,124	820,658
HNI Corp.	20,632	746,466
InnerWorkings, Inc.*	13,684	134,377
Interface, Inc.	25,607	508,043

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Intersections, Inc.	1,948	$17,084
Kimball International, Inc., Class B	15,099	167,448
Knoll, Inc.	23,312	394,905
McGrath RentCorp	11,426	407,908
Mine Safety Appliances Co.	12,656	653,176
Mobile Mini, Inc.*	17,022	579,769
Multi-Color Corp.	2,488	84,418
NL Industries, Inc.	5,519	62,641
Performant Financial Corp.*	4,321	47,185
Quad/Graphics, Inc.	10,532	319,752
Schawk, Inc.	6,283	93,240
Standard Parking Corp.*	7,626	205,063
Steelcase, Inc., Class A	37,395	621,505
Swisher Hygiene, Inc.*	52,265	31,699
Team, Inc.*	9,250	367,687
Tetra Tech, Inc.*	27,643	715,677
TMS International Corp., Class A	2,766	48,239
TRC Cos., Inc.*	3,138	23,221
U.S. Ecology, Inc.	7,961	239,865
UniFirst Corp.	6,492	677,895
United Stationers, Inc.	18,606	809,361
Viad Corp.	8,629	215,294
West Corp.	9,250	205,073

		14,074,583

Construction & Engineering (0.4%)
Aegion Corp.*	17,526	415,892
Ameresco, Inc., Class A*	5,886	58,978
Argan, Inc.	2,729	59,956
Comfort Systems USA, Inc.	16,052	269,834
Dycom Industries, Inc.*	17,204	481,540
EMCOR Group, Inc.	28,426	1,112,309
Furmanite Corp.*	7,514	74,389
Granite Construction, Inc.	18,831	576,229
Great Lakes Dredge & Dock Corp.	22,918	170,052
Layne Christensen Co.*	7,920	158,083
MasTec, Inc.*	28,137	852,551
Michael Baker Corp.	1,743	70,539
MYR Group, Inc.*	9,697	235,637
Northwest Pipe Co.*	2,124	69,837
Orion Marine Group, Inc.*	5,482	57,068
Pike Electric Corp.	5,000	56,600
Primoris Services Corp.	17,309	440,860
Sterling Construction Co., Inc.*	3,390	31,357
Tutor Perini Corp.*	14,669	312,743

		5,504,454

Electrical Equipment (0.8%)
Acuity Brands, Inc.	19,239	1,770,373
American Superconductor Corp.*	11,708	27,397
AZZ, Inc.	11,677	488,799
Brady Corp., Class A	22,712	692,716
Capstone Turbine Corp.*	114,225	134,785
Coleman Cable, Inc.	1,792	37,829
Encore Wire Corp.	8,594	338,947
EnerSys, Inc.	20,887	1,266,379
Enphase Energy, Inc.*	3,028	24,648
Franklin Electric Co., Inc.	21,050	829,370
FuelCell Energy, Inc.*	31,488	40,619
Generac Holdings, Inc.	22,630	964,943
General Cable Corp.	21,788	691,769
Global Power Equipment Group, Inc.	6,460	129,911
GrafTech International Ltd.*	51,066	431,508
II-VI, Inc.*	23,557	443,343
LSI Industries, Inc.	3,925	33,127
Polypore International, Inc.*	20,447	837,713
Powell Industries, Inc.*	3,340	204,709
Power Solutions International, Inc.*	425	25,126
PowerSecure International, Inc.*	4,250	68,212
Preformed Line Products Co.	1,885	135,588
Revolution Lighting Technologies, Inc.*	5,948	15,227
Thermon Group Holdings, Inc.*	11,897	274,940
Vicor Corp.*	9,137	74,741

		9,982,719

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	16,314	533,631

Machinery (1.8%)
Accuride Corp.*	21,164	108,783
Actuant Corp., Class A	33,038	1,283,196
Alamo Group, Inc.	2,630	128,633
Albany International Corp., Class A	13,561	486,433
Altra Holdings, Inc.	11,405	306,909
American Railcar Industries, Inc.	2,816	110,472
Ampco-Pittsburgh Corp.	1,779	31,880
Astec Industries, Inc.	8,967	322,453
Barnes Group, Inc.	24,270	847,508
Blount International, Inc.*	21,806	264,071
Briggs & Stratton Corp.	21,578	434,149
Chart Industries, Inc.*	12,907	1,588,077
CIRCOR International, Inc.	8,251	513,047
CLARCOR, Inc.	21,114	1,172,460
Columbus McKinnon Corp.*	9,183	220,668
Commercial Vehicle Group, Inc.*	7,720	61,451
Douglas Dynamics, Inc.	5,495	80,941
Dynamic Materials Corp.	2,960	68,613
Energy Recovery, Inc.*	11,695	84,789
EnPro Industries, Inc.*	9,914	596,922
ESCO Technologies, Inc.	12,042	400,156
ExOne Co.*	1,316	56,062
Federal Signal Corp.*	26,646	342,934
Flow International Corp.*	9,862	39,349
FreightCar America, Inc.	2,401	49,653
Global Brass & Copper Holdings, Inc.*	1,582	27,748
Gorman-Rupp Co.	7,073	283,769
Graham Corp.	2,015	72,802
Greenbrier Cos., Inc.*	12,374	306,009
Hardinge, Inc.	2,319	35,829
Hurco Cos., Inc.	1,307	33,799
Hyster-Yale Materials Handling, Inc.	4,549	407,909
John Bean Technologies Corp.	11,241	279,676
Kadant, Inc.	3,371	113,232
Kaydon Corp.	15,297	543,349
L.B. Foster Co., Class A	4,277	195,630
Lindsay Corp.	5,951	485,721
Lydall, Inc.*	3,838	65,898
Manitex International, Inc.*	2,359	25,784
Meritor, Inc.*	45,571	358,188
Middleby Corp.*	8,246	1,722,672
Miller Industries, Inc.	2,335	39,648
Mueller Industries, Inc.	12,312	685,409
Mueller Water Products, Inc., Class A	70,011	559,388
NN, Inc.	3,473	54,040
Omega Flex, Inc.	3,287	62,091

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PMFG, Inc.*	6,426	$47,552
Proto Labs, Inc.*	7,524	574,758
RBC Bearings, Inc.*	10,847	714,709
Rexnord Corp.*	13,172	273,978
Standex International Corp.	5,956	353,786
Sun Hydraulics Corp.	10,025	363,406
Tecumseh Products Co., Class A*	3,429	30,690
Tennant Co.	8,325	516,150
Titan International, Inc.	22,182	324,745
Trimas Corp.*	17,023	634,958
Twin Disc, Inc.	2,611	68,225
Wabash National Corp.*	28,354	330,608
Watts Water Technologies, Inc., Class A	13,774	776,440
Woodward, Inc.	31,075	1,268,792
Xerium Technologies, Inc.*	2,050	23,760

		22,260,757

Marine (0.0%)
International Shipholding Corp.	3,641	99,909
Matson, Inc.	18,528	485,990
Ultrapetrol Bahamas Ltd.*	3,822	14,294

		600,193

Professional Services (0.8%)
Acacia Research Corp.	21,453	494,706
Advisory Board Co.*	15,538	924,200
Barrett Business Services, Inc.	3,119	209,940
CBIZ, Inc.*	11,633	86,550
CDI Corp.	3,162	48,410
Corporate Executive Board Co.	15,494	1,125,174
CRA International, Inc.*	2,108	39,251
Exponent, Inc.	6,627	476,084
Franklin Covey Co.*	1,929	34,626
FTI Consulting, Inc.*	17,153	648,383
GP Strategies Corp.*	2,956	77,506
Heidrick & Struggles International, Inc.	5,015	95,586
Huron Consulting Group, Inc.*	10,645	560,034
ICF International, Inc.*	8,256	292,345
Insperity, Inc.	10,108	380,061
Kelly Services, Inc., Class A	13,085	254,765
Kforce, Inc.	12,989	229,775
Korn/Ferry International*	22,446	480,344
Mistras Group, Inc.*	3,271	55,607
National Technical Systems, Inc.*	1,273	29,088
Navigant Consulting, Inc.*	20,880	322,805
Odyssey Marine Exploration, Inc.*	21,111	63,544
On Assignment, Inc.*	19,928	657,624
Pendrell Corp.*	66,667	129,334
Resources Connection, Inc.	20,468	277,751
RPX Corp.*	14,090	246,998
TrueBlue, Inc.*	18,616	446,970
VSE Corp.	2,859	134,230
WageWorks, Inc.*	10,980	553,941

		9,375,632

Road & Rail (0.3%)
Arkansas Best Corp.	10,992	282,165
Celadon Group, Inc.	7,511	140,230
Heartland Express, Inc.	21,273	301,864
Knight Transportation, Inc.	27,114	447,923
Marten Transport Ltd.	7,667	131,489
Patriot Transportation Holding, Inc.*	4,118	139,312
Quality Distribution, Inc.*	4,174	38,568
Roadrunner Transportation Systems, Inc.*	6,347	179,239
Saia, Inc.*	11,008	343,230
Swift Transportation Co.*	39,407	795,627
Universal Truckload Services, Inc.	1,308	34,871
Werner Enterprises, Inc.	19,789	461,677
YRC Worldwide, Inc.*	2,170	36,630

		3,332,825

Trading Companies & Distributors (0.5%)
Aceto Corp.	10,792	168,571
Aircastle Ltd.	29,797	518,766
Applied Industrial Technologies, Inc.	17,864	919,996
Beacon Roofing Supply, Inc.*	22,908	844,618
BlueLinx Holdings, Inc.*	6,343	12,369
CAI International, Inc.*	5,524	128,543
DXP Enterprises, Inc.*	3,998	315,722
Edgen Group, Inc.*	10,111	76,844
H&E Equipment Services, Inc.*	13,654	362,650
Houston Wire & Cable Co.	7,199	96,971
Kaman Corp.	12,048	456,137
Rush Enterprises, Inc., Class A*	14,169	375,620
TAL International Group, Inc.	14,850	693,941
Textainer Group Holdings Ltd.	9,250	350,297
Titan Machinery, Inc.*	3,427	55,072
Watsco, Inc.	11,229	1,058,558

		6,434,675

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	17,882	374,270

Total Industrials		95,210,848

Information Technology (9.5%)
Communications Equipment (1.0%)
ADTRAN, Inc.	25,012	666,320
Alliance Fiber Optic Products, Inc.	2,268	46,426
Anaren, Inc.*	6,275	160,012
ARRIS Group, Inc.*	50,528	862,008
Aruba Networks, Inc.*	50,888	846,776
Aviat Networks, Inc.*	23,720	61,198
Bel Fuse, Inc., Class B	2,134	37,217
Black Box Corp.	7,351	225,235
CalAmp Corp.*	15,599	275,010
Calix, Inc.*	17,641	224,570
Ciena Corp.*	45,220	1,129,596
Comtech Telecommunications Corp.	6,697	162,871
Digi International, Inc.*	5,249	52,542
Emulex Corp.*	37,804	293,359
Extreme Networks, Inc.*	39,840	207,965
Finisar Corp.*	43,199	977,593
Globecomm Systems, Inc.*	5,543	77,768
Harmonic, Inc.*	51,266	394,236
Infinera Corp.*	52,947	598,831
InterDigital, Inc.	18,487	690,120
Ixia*	22,294	349,347
KVH Industries, Inc.*	5,377	74,203
NETGEAR, Inc.*	17,907	552,610
Numerex Corp., Class A*	2,608	28,558
Oplink Communications, Inc.*	3,857	72,589
Parkervision, Inc.*	17,713	59,339
PC-Tel, Inc.	3,676	32,533
Plantronics, Inc.	19,761	909,994
Procera Networks, Inc.*	4,103	63,555
Ruckus Wireless, Inc.*	19,044	320,510

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ShoreTel, Inc.*	11,361	$68,620
Sonus Networks, Inc.*	90,632	306,336
Symmetricom, Inc.*	8,255	39,789
Tellabs, Inc.	162,919	369,826
Tessco Technologies, Inc.	1,094	36,868
Ubiquiti Networks, Inc.	2,511	84,344
ViaSat, Inc.*	17,310	1,103,512
Westell Technologies, Inc., Class A*	33,336	111,676

		12,573,862

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	7,601	45,606
Cray, Inc.*	16,479	396,650
Datalink Corp.*	3,654	49,402
Electronics for Imaging, Inc.*	22,298	706,401
Fusion-io, Inc.*	33,362	446,717
Hutchinson Technology, Inc.*	4,507	15,684
Imation Corp.*	10,993	45,071
Immersion Corp.*	5,660	74,655
QLogic Corp.*	42,388	463,725
Quantum Corp.*	76,434	105,479
Silicon Graphics International Corp.*	14,718	239,168
Super Micro Computer, Inc.*	7,497	101,509
Synaptics, Inc.*	14,755	653,351

		3,343,418

Electronic Equipment, Instruments & Components (1.5%)
Aeroflex Holding Corp.*	4,319	30,406
Agilysys, Inc.*	2,820	33,614
Anixter International, Inc.*	12,386	1,085,757
Audience, Inc.*	1,843	20,715
Badger Meter, Inc.	6,710	312,015
Belden, Inc.	19,069	1,221,369
Benchmark Electronics, Inc.*	27,148	621,418
Checkpoint Systems, Inc.*	17,047	284,685
Cognex Corp.	36,911	1,157,529
Coherent, Inc.	11,341	696,904
Control4 Corp.*	852	14,757
CTS Corp.	14,780	233,081
Daktronics, Inc.	11,416	127,745
DTS, Inc.*	7,527	158,067
Electro Rent Corp.	8,498	154,154
Electro Scientific Industries, Inc.	10,151	118,868
Fabrinet*	8,344	140,513
FARO Technologies, Inc.*	7,844	330,782
FEI Co.	18,066	1,586,195
Gerber Scientific, Inc. (Escrow Shares)(b)*†	21,501	—
GSI Group, Inc.*	11,712	111,732
Insight Enterprises, Inc.*	21,221	401,501
InvenSense, Inc.*	24,905	438,826
Itron, Inc.*	17,264	739,417
Kemet Corp.*	14,958	62,524
Littelfuse, Inc.	10,519	822,796
Maxwell Technologies, Inc.*	5,911	53,672
Measurement Specialties, Inc.*	6,148	333,468
Mercury Systems, Inc.*	11,922	119,101
Mesa Laboratories, Inc.	508	34,346
Methode Electronics, Inc.	14,458	404,824
MTS Systems Corp.	6,784	436,550
Multi-Fineline Electronix, Inc.*	5,735	93,022
Neonode, Inc.*	5,389	34,597
Newport Corp.*	15,661	244,781
OSI Systems, Inc.*	9,438	702,848
Park Electrochemical Corp.	9,329	267,276
PC Connection, Inc.	3,163	47,730
Plexus Corp.*	17,167	638,612
RadiSys Corp.*	8,106	26,020
RealD, Inc.*	9,775	68,425
Richardson Electronics Ltd.	2,576	29,289
Rofin-Sinar Technologies, Inc.*	14,224	344,363
Rogers Corp.*	7,686	457,163
Sanmina Corp.*	36,226	633,593
ScanSource, Inc.*	13,008	450,077
SYNNEX Corp.*	11,493	706,245
TTM Technologies, Inc.*	23,485	228,979
Uni-Pixel, Inc.*	2,055	36,435
Universal Display Corp.*	18,860	604,086
Viasystems Group, Inc.*	4,125	59,606
Vishay Precision Group, Inc.*	2,550	37,103
Zygo Corp.*	7,864	125,667

		18,123,248

Internet Software & Services (1.6%)
Active Network, Inc.*	29,022	415,305
Angie’s List, Inc.*	17,761	399,623
Bankrate, Inc.*	20,890	429,707
Bazaarvoice, Inc.*	12,972	117,786
Blucora, Inc.*	18,208	418,420
Brightcove, Inc.*	5,700	64,125
Carbonite, Inc.*	2,516	37,740
ChannelAdvisor Corp.*	1,210	44,322
comScore, Inc.*	16,335	473,225
Constant Contact, Inc.*	13,192	312,518
Cornerstone OnDemand, Inc.*	17,731	912,083
CoStar Group, Inc.*	12,328	2,069,871
Cvent, Inc.*	1,290	45,369
Dealertrack Technologies, Inc.*	20,514	878,820
Demand Media, Inc.*	7,252	45,833
Demandware, Inc.*	6,243	289,238
Dice Holdings, Inc.*	14,790	125,863
Digital River, Inc.*	18,053	322,607
E2open, Inc.*	2,911	65,206
EarthLink, Inc.	52,244	258,608
eGain Corp.*	2,643	39,883
Envestnet, Inc.*	9,940	308,140
Global Eagle Entertainment, Inc.*	4,291	40,078
Gogo, Inc.*	2,195	39,005
Internap Network Services Corp.*	17,719	123,147
IntraLinks Holdings, Inc.*	12,848	113,062
j2 Global, Inc.	19,554	968,314
Limelight Networks, Inc.*	49,557	95,645
Liquidity Services, Inc.*	10,392	348,756
LivePerson, Inc.*	23,055	217,639
LogMeIn, Inc.*	10,678	331,552
Marchex, Inc., Class B	4,550	33,124
Marin Software, Inc.*	1,819	22,828
Marketo, Inc.*	1,399	44,600
Millennial Media, Inc.*	7,011	49,568
Monster Worldwide, Inc.*	53,738	237,522
Move, Inc.*	17,935	303,998
Net Element International, Inc.*	351	1,615
NIC, Inc.	27,928	645,416
OpenTable, Inc.*	9,706	679,226
Perficient, Inc.*	14,742	270,663
QuinStreet, Inc.*	16,148	152,599
RealNetworks, Inc.*	15,707	134,452
Reis, Inc.*	1,519	24,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Responsys, Inc.*	15,799	$260,684
SciQuest, Inc.*	8,933	200,635
Shutterstock, Inc.*	3,180	231,250
Spark Networks, Inc.*	3,428	28,521
SPS Commerce, Inc.*	6,112	409,015
Stamps.com, Inc.*	6,344	291,380
support.com, Inc.*	11,614	63,296
TechTarget, Inc.*	3,016	15,050
Textura Corp.*	1,050	45,234
Travelzoo, Inc.*	3,009	79,859
Tremor Video, Inc.*	1,483	13,688
Trulia, Inc.*	11,279	530,451
United Online, Inc.	38,784	309,496
Unwired Planet, Inc.*	19,518	33,766
ValueClick, Inc.*	36,994	771,325
VistaPrint N.V.*	13,943	788,058
Vocus, Inc.*	3,779	35,183
Web.com Group, Inc.*	18,473	597,417
WebMD Health Corp.*	14,897	426,054
XO Group, Inc.*	5,428	70,130
Xoom Corp.*	1,644	52,296
Yelp, Inc.*	13,072	865,105
YuMe, Inc.*	1,062	11,257
Zillow, Inc., Class A*	9,668	815,689
Zix Corp.*	12,609	61,658

		19,958,160

IT Services (1.1%)
Acxiom Corp.*	32,369	918,956
Blackhawk Network Holdings, Inc.*	2,196	52,770
CACI International, Inc., Class A*	9,839	679,973
Cardtronics, Inc.*	21,317	790,861
Cass Information Systems, Inc.	4,496	239,951
CIBER, Inc.*	31,233	103,069
Computer Task Group, Inc.	3,192	51,583
Convergys Corp.	44,673	837,619
CSG Systems International, Inc.	15,622	391,331
EPAM Systems, Inc.*	9,533	328,888
Euronet Worldwide, Inc.*	22,524	896,455
EVERTEC, Inc.	12,866	285,754
ExlService Holdings, Inc.*	14,221	405,014
Forrester Research, Inc.	5,395	198,320
Global Cash Access Holdings, Inc.*	28,852	225,334
Hackett Group, Inc.	5,192	37,019
Heartland Payment Systems, Inc.	17,346	688,983
Higher One Holdings, Inc.*	11,604	89,003
iGATE Corp.*	15,806	438,775
Lionbridge Technologies, Inc.*	23,805	87,840
Luxoft Holding, Inc.*	894	23,664
ManTech International Corp., Class A	11,406	328,037
MAXIMUS, Inc.	29,017	1,306,926
ModusLink Global Solutions, Inc.*	13,704	37,549
MoneyGram International, Inc.*	7,107	139,155
Planet Payment, Inc.*	8,300	21,082
PRGX Global, Inc.*	5,346	33,466
Sapient Corp.*	51,740	805,592
ServiceSource International, Inc.*	24,664	297,941
Sykes Enterprises, Inc.*	19,285	345,394
Syntel, Inc.	6,682	535,228
TeleTech Holdings, Inc.*	11,077	277,922
Unisys Corp.*	20,145	507,453
Virtusa Corp.*	9,065	263,429
WEX, Inc.*	17,263	1,514,828

		14,185,164

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Energy Industries, Inc.*	16,898	296,053
Alpha & Omega Semiconductor Ltd.*	6,042	50,813
Ambarella, Inc.*	3,646	71,170
Amkor Technology, Inc.*	13,271	56,933
ANADIGICS, Inc.*	16,624	32,749
Applied Micro Circuits Corp.*	31,021	400,171
ATMI, Inc.*	12,821	340,013
Axcelis Technologies, Inc.*	25,191	53,153
Brooks Automation, Inc.	30,562	284,532
Cabot Microelectronics Corp.*	11,491	442,633
Cavium, Inc.*	23,157	954,068
CEVA, Inc.*	6,801	117,317
Cirrus Logic, Inc.*	28,248	640,665
Cohu, Inc.	4,812	52,499
Cypress Semiconductor Corp.*	64,147	599,133
Diodes, Inc.*	17,321	424,365
DSP Group, Inc.*	4,060	28,623
Entegris, Inc.*	66,340	673,351
Entropic Communications, Inc.*	24,224	106,101
Exar Corp.*	16,839	225,811
FormFactor, Inc.*	10,544	72,332
GSI Technology, Inc.*	14,213	99,917
GT Advanced Technologies, Inc.*	59,995	510,557
Hittite Microwave Corp.*	13,622	890,198
Inphi Corp.*	5,129	68,882
Integrated Device Technology, Inc.*	55,494	522,754
Integrated Silicon Solution, Inc.*	5,632	61,333
Intermolecular, Inc.*	3,190	17,577
International Rectifier Corp.*	31,294	775,152
Intersil Corp., Class A	57,268	643,120
IXYS Corp.	10,973	105,889
Kopin Corp.*	13,501	54,409
Lattice Semiconductor Corp.*	50,839	226,742
LTX-Credence Corp.*	11,375	74,848
MA-COM Technology Solutions Holdings, Inc.*	5,708	97,150
MaxLinear, Inc., Class A*	4,601	38,142
Micrel, Inc.	20,244	184,423
Microsemi Corp.*	41,414	1,004,291
Mindspeed Technologies, Inc.*	8,437	25,649
MKS Instruments, Inc.	22,455	597,078
Monolithic Power Systems, Inc.	15,757	477,122
MoSys, Inc.*	8,890	33,071
Nanometrics, Inc.*	9,544	153,849
NeoPhotonics Corp.*	13,488	99,676
NVE Corp.*	1,312	66,964
OmniVision Technologies, Inc.*	27,306	418,055
PDF Solutions, Inc.*	9,135	194,119
Peregrine Semiconductor Corp.*	5,158	46,267
Pericom Semiconductor Corp.*	4,748	37,034
Photronics, Inc.*	25,072	196,314
PLX Technology, Inc.*	9,109	54,836
PMC-Sierra, Inc.*	88,981	589,054
Power Integrations, Inc.	13,988	757,450
Rambus, Inc.*	50,479	474,503
RF Micro Devices, Inc.*	134,057	756,081
Rubicon Technology, Inc.*	3,532	42,773
Rudolph Technologies, Inc.*	7,865	89,661
Semtech Corp.*	30,555	916,344
Sigma Designs, Inc.*	6,253	34,954

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Silicon Image, Inc.*	22,735	$121,405
Spansion, Inc., Class A*	24,051	242,675
SunEdison, Inc.*	111,121	885,634
SunPower Corp.*	18,058	472,397
Supertex, Inc.	1,996	50,579
Tessera Technologies, Inc.	22,141	428,428
TriQuint Semiconductor, Inc.*	77,944	633,685
Ultra Clean Holdings, Inc.*	10,701	73,944
Ultratech, Inc.*	11,875	359,813
Veeco Instruments, Inc.*	18,603	692,590
Volterra Semiconductor Corp.*	9,854	226,642

		21,546,515

Software (2.3%)
Accelrys, Inc.*	24,635	242,901
ACI Worldwide, Inc.*	17,946	970,161
Actuate Corp.*	19,043	139,966
Advent Software, Inc.	14,249	452,406
American Software, Inc., Class A	5,195	44,365
Aspen Technology, Inc.*	42,225	1,458,874
AVG Technologies N.V.*	10,482	250,939
Blackbaud, Inc.	21,444	837,174
Bottomline Technologies (de), Inc.*	16,200	451,656
BroadSoft, Inc.*	12,047	434,053
Callidus Software, Inc.*	7,442	68,243
CommVault Systems, Inc.*	19,925	1,750,013
Comverse, Inc.*	9,968	318,478
Cyan, Inc.*	1,410	14,170
Digimarc Corp.	1,327	26,805
Ebix, Inc.	6,084	60,475
Ellie Mae, Inc.*	11,692	374,261
EPIQ Systems, Inc.	11,004	145,473
ePlus, Inc.	956	49,406
Fair Isaac Corp.	16,013	885,199
FleetMatics Group plc*	7,180	269,609
Glu Mobile, Inc.*	12,670	35,349
Guidance Software, Inc.*	3,882	35,210
Guidewire Software, Inc.*	18,396	866,636
Imperva, Inc.*	8,848	371,793
Infoblox, Inc.*	21,914	916,443
Interactive Intelligence Group, Inc.*	6,584	418,018
Jive Software, Inc.*	17,383	217,287
Manhattan Associates, Inc.*	8,395	801,303
Mentor Graphics Corp.	42,188	985,934
MicroStrategy, Inc., Class A*	4,109	426,350
Mitek Systems, Inc.*	4,755	24,631
Model N, Inc.*	1,561	15,454
Monotype Imaging Holdings, Inc.	17,872	512,211
NetScout Systems, Inc.*	17,869	456,910
Pegasystems, Inc.	8,238	327,955
Progress Software Corp.*	23,883	618,092
Proofpoint, Inc.*	9,934	319,080
PROS Holdings, Inc.*	9,815	335,575
PTC, Inc.*	53,322	1,515,944
QAD, Inc., Class A	1,258	17,159
Qlik Technologies, Inc.*	38,846	1,330,087
Qualys, Inc.*	2,938	62,844
Rally Software Development Corp.*	1,368	40,985
RealPage, Inc.*	17,975	416,301
Rosetta Stone, Inc.*	5,494	89,168
Sapiens International Corp. N.V	3,161	19,124
SeaChange International, Inc.*	11,696	134,153
Silver Spring Networks, Inc.*	1,100	19,063
Sourcefire, Inc.*	13,005	987,340
SS&C Technologies Holdings, Inc.*	25,553	973,569
Synchronoss Technologies, Inc.*	11,930	454,056
Take-Two Interactive Software, Inc.*	36,311	659,408
Tangoe, Inc.*	13,710	327,121
TeleCommunication Systems, Inc., Class A*	8,892	21,874
Telenav, Inc.*	9,421	55,019
TiVo, Inc.*	59,483	739,969
Tyler Technologies, Inc.*	13,428	1,174,547
Ultimate Software Group, Inc.*	12,431	1,832,329
VASCO Data Security International, Inc.*	15,488	122,200
Verint Systems, Inc.*	23,075	855,159
VirnetX Holding Corp.*	17,894	365,038
Vringo, Inc.*	13,215	38,059

		29,179,374

Total Information Technology		118,909,741

Materials (2.5%)
Chemicals (1.2%)
A. Schulman, Inc.	14,834	437,010
Advanced Emissions Solutions, Inc.*	2,032	86,807
American Pacific Corp.*	1,148	62,865
American Vanguard Corp.	12,734	342,799
Arabian American Development Co.*	4,115	37,447
Axiall Corp.	31,765	1,200,399
Balchem Corp.	14,056	727,398
Calgon Carbon Corp.*	22,452	426,364
Chase Corp.	1,330	39,075
Chemtura Corp.*	44,564	1,024,526
Ferro Corp.*	35,988	327,851
Flotek Industries, Inc.*	19,294	443,762
FutureFuel Corp.	4,194	75,324
GSE Holding, Inc.*	1,466	3,049
H.B. Fuller Co.	22,582	1,020,481
Hawkins, Inc.	1,928	72,763
Innophos Holdings, Inc.	9,709	512,441
Innospec, Inc.	11,501	536,637
Intrepid Potash, Inc.	23,878	374,407
KMG Chemicals, Inc.	1,608	35,360
Koppers Holdings, Inc.	8,991	383,466
Kraton Performance Polymers, Inc.*	15,627	306,133
Landec Corp.*	5,219	63,672
LSB Industries, Inc.*	8,547	286,581
Marrone Bio Innovations, Inc.*	1,004	16,917
Minerals Technologies, Inc.	15,006	740,846
Olin Corp.	33,305	768,346
OM Group, Inc.*	14,026	473,798
OMNOVA Solutions, Inc.*	16,015	136,928
Penford Corp.*	1,689	24,186
PolyOne Corp.	44,553	1,368,223
Quaker Chemical Corp.	6,450	471,173
Sensient Technologies Corp.	22,554	1,080,111
Stepan Co.	7,791	449,774
Taminco Corp.*	3,095	62,829
Tredegar Corp.	11,188	290,888
Zep, Inc.	9,082	147,673
Zoltek Cos., Inc.*	5,515	92,045

		14,950,354

Construction Materials (0.1%)
Headwaters, Inc.*	33,651	302,522
Texas Industries, Inc.*	9,194	609,654
United States Lime & Minerals, Inc.*	395	23,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
US Concrete, Inc.*	2,725	$54,664

		989,987

Containers & Packaging (0.1%)
AEP Industries, Inc.*	872	64,798
Berry Plastics Group, Inc.*	24,283	484,932
Boise, Inc.	46,199	582,107
Graphic Packaging Holding Co.*	87,278	747,100
Myers Industries, Inc.	11,431	229,878
UFP Technologies, Inc.*	1,013	23,066

		2,131,881

Metals & Mining (0.7%)
A.M. Castle & Co.*	3,468	55,835
AK Steel Holding Corp.*	55,067	206,501
Allied Nevada Gold Corp.*	44,186	184,698
AMCOL International Corp.	12,774	417,454
Century Aluminum Co.*	11,942	96,133
Coeur Mining, Inc.*	45,242	545,166
Commercial Metals Co.	50,828	861,535
General Moly, Inc.*	25,585	42,215
Globe Specialty Metals, Inc.	30,484	469,758
Gold Resource Corp.	6,542	43,373
Handy & Harman Ltd.*	1,095	26,138
Haynes International, Inc.	6,004	272,161
Hecla Mining Co.	143,553	450,756
Horsehead Holding Corp.*	24,758	308,485
Kaiser Aluminum Corp.	8,692	619,305
Materion Corp.	9,733	312,040
Midway Gold Corp.*	24,410	23,312
Molycorp, Inc.*	54,300	356,208
Noranda Aluminum Holding Corp.	7,030	17,294
Olympic Steel, Inc.	1,864	51,782
Paramount Gold and Silver Corp.*	27,143	35,015
RTI International Metals, Inc.*	14,968	479,575
Schnitzer Steel Industries, Inc., Class A	11,435	314,920
Stillwater Mining Co.*	53,103	584,664
SunCoke Energy, Inc.*	32,229	547,893
U.S. Silica Holdings, Inc.	9,417	234,483
Universal Stainless & Alloy Products, Inc.*	1,439	46,811
Walter Energy, Inc.	27,411	384,576
Worthington Industries, Inc.	21,963	756,186

		8,744,272

Paper & Forest Products (0.4%)
Boise Cascade Co.*	2,511	67,671
Clearwater Paper Corp.*	9,901	472,971
Deltic Timber Corp.	4,748	309,285
KapStone Paper and Packaging Corp.	18,209	779,345
Louisiana-Pacific Corp.*	62,933	1,106,991
Neenah Paper, Inc.	6,922	272,104
P.H. Glatfelter Co.	17,836	482,821
Resolute Forest Products, Inc.*	34,242	452,679
Schweitzer-Mauduit International, Inc.	13,887	840,580
Wausau Paper Corp.	23,009	298,887

		5,083,334

Total Materials		31,899,828

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	31,974	321,978
Atlantic Tele-Network, Inc.	3,870	201,743
Cbeyond, Inc.*	11,884	76,176
Cincinnati Bell, Inc.*	91,149	247,925
Cogent Communications Group, Inc.	21,603	696,697
Consolidated Communications Holdings, Inc.	16,529	284,960
Fairpoint Communications, Inc.*	7,837	74,843
General Communication, Inc., Class A*	13,382	127,397
Hawaiian Telcom Holdco, Inc.*	6,266	166,675
HickoryTech Corp.	2,920	33,229
IDT Corp., Class B	3,509	62,285
inContact, Inc.*	25,574	211,497
Inteliquent, Inc.	6,495	62,742
Iridium Communications, Inc.*	28,337	194,958
Lumos Networks Corp.	11,152	241,664
magicJack VocalTec Ltd.*	3,726	47,954
ORBCOMM, Inc.*	7,483	39,435
Premiere Global Services, Inc.*	22,685	225,943
Primus Telecommunications Group, Inc.	4,820	16,340
Straight Path Communications, Inc., Class B*	1,610	8,469
Towerstream Corp.*	18,395	52,610
Vonage Holdings Corp.*	66,070	207,460

		3,602,980

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	5,518	38,626
Leap Wireless International, Inc.*	23,370	369,012
NII Holdings, Inc.*	75,417	457,781
NTELOS Holdings Corp.	11,943	224,529
Shenandoah Telecommunications Co.	9,662	232,854
USA Mobility, Inc.	5,042	71,395

		1,394,197

Total Telecommunication Services		4,997,177

Utilities (1.6%)
Electric Utilities (0.7%)
ALLETE, Inc.	17,502	845,347
Cleco Corp.	25,115	1,126,157
El Paso Electric Co.	18,226	608,748
Empire District Electric Co.	18,542	401,620
IDACORP, Inc.	21,677	1,049,167
MGE Energy, Inc.	10,401	567,375
NRG Yield, Inc., Class A*	4,348	131,701
Otter Tail Corp.	16,397	452,557
PNM Resources, Inc.	32,380	732,759
Portland General Electric Co.	34,105	962,784
UIL Holdings Corp.	22,013	818,443
Unitil Corp.	3,598	105,313
UNS Energy Corp.	18,286	852,493

		8,654,464

Gas Utilities (0.5%)
Chesapeake Utilities Corp.	4,186	219,723
Delta Natural Gas Co., Inc.	1,342	29,645
Laclede Group, Inc.	14,281	642,645
New Jersey Resources Corp.	18,442	812,370
Northwest Natural Gas Co.	12,396	520,384
Piedmont Natural Gas Co., Inc.	31,390	1,032,103
South Jersey Industries, Inc.	13,263	776,947
Southwest Gas Corp.	20,844	1,042,200
WGL Holdings, Inc.	21,386	913,396

		5,989,413

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	54,988	$236,998
Dynegy, Inc.*	43,616	842,661
Genie Energy Ltd., Class B*	2,622	25,696
Ormat Technologies, Inc.	7,567	202,569

		1,307,924

Multi-Utilities (0.2%)
Avista Corp.	27,143	716,575
Black Hills Corp.	19,323	963,445
NorthWestern Corp.	17,203	772,759

		2,452,779

Water Utilities (0.1%)
American States Water Co.	17,297	476,705
Artesian Resources Corp., Class A	1,612	35,867
California Water Service Group	19,753	401,381
Connecticut Water Service, Inc.	2,173	69,884
Consolidated Water Co., Ltd.	2,983	44,655
Middlesex Water Co.	3,263	69,796
Pure Cycle Corp.*	3,227	14,909
SJW Corp.	4,238	118,749
York Water Co.	2,404	48,248

		1,280,194

Total Utilities		19,684,774

Total Common Stocks (52.6%) (Cost $440,180,929)		657,991,614

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $34,855)	1,834	44,896

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$4,800	4,485

Total Financials		4,485

Total Corporate Bonds		4,485

Total Long-Term Debt Securities (0.0%) (Cost $4,800)		4,485

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/14/13(b)*	2,850	20
Magnum Hunter Resources Corp., expiring 10/31/13*	6,309	—

Total Warrants (0.0%) (Cost $—)		20

Total Investments (52.6%) (Cost $440,220,584)		658,041,015
Other Assets Less Liabilities (47.4%)		592,891,345

Net Assets (100%)		$1,250,932,360

*	Non-income producing.

†	Securities (totaling $3,300 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	5,535	December-13	$582,105,795	$593,019,900	$10,914,105

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$91,234,307	$—	$—	$91,234,307
Consumer Staples	26,131,533	—	—	26,131,533
Energy	37,303,565	—	—	37,303,565
Financials	147,246,804	—	—	147,246,804
Health Care	85,369,737	—	3,300	85,373,037
Industrials	95,210,848	—	—	95,210,848
Information Technology	118,909,741	—	—	118,909,741
Materials	31,899,828	—	—	31,899,828
Telecommunication Services	4,997,177	—	—	4,997,177
Utilities	19,684,774	—	—	19,684,774
Corporate Bonds
Financials	—	4,485	—	4,485
Futures	10,914,105	—	—	10,914,105
Investment Companies
Investment Companies	44,896	—	—	44,896
Warrants
Energy	20	—	—	20

Total Assets	$668,947,335	$4,485	$3,300	$668,955,120

Total Liabilities	$—	$—	$—	$—

Total	$668,947,335	$4,485	$3,300	$668,955,120

(a)	A security with a market value of $20 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,480,845
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$111,154,283

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$242,887,545
Aggregate gross unrealized depreciation	(28,592,668)

Net unrealized appreciation	$214,294,877

Federal income tax cost of investments	$443,746,138

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.8%)
Auto Components (0.3%)
Aisin Seiki Co., Ltd.	2,200	$93,667
BorgWarner, Inc.	2,130	215,961
Bridgestone Corp.	7,300	265,502
Cie Generale des Etablissements Michelin	2,042	226,444
Continental AG	1,250	211,890
Delphi Automotive plc	5,383	314,475
Denso Corp.	5,500	256,269
GKN plc	18,298	101,309
Goodyear Tire & Rubber Co.*	4,550	102,148
Johnson Controls, Inc.	12,745	528,918
Koito Manufacturing Co., Ltd.	1,000	18,963
NGK Spark Plug Co., Ltd.	2,000	44,132
NHK Spring Co., Ltd.	1,000	10,214
NOK Corp.	1,100	17,100
Nokian Renkaat Oyj	1,261	64,041
Pirelli & C. S.p.A.	2,659	34,623
Stanley Electric Co., Ltd.	1,600	33,939
Sumitomo Rubber Industries Ltd.	1,900	29,207
Toyoda Gosei Co., Ltd.	700	17,205
Toyota Boshoku Corp.	700	9,350
Toyota Industries Corp.	1,800	77,461
Yokohama Rubber Co., Ltd.	2,000	19,696

		2,692,514

Automobiles (0.7%)
Bayerische Motoren Werke (BMW) AG	3,702	398,006
Bayerische Motoren Werke (BMW) AG (Preference)	604	49,272
Daihatsu Motor Co., Ltd.	2,000	38,659
Daimler AG (Registered)	10,756	838,443
Fiat S.p.A.*	9,786	77,978
Ford Motor Co.	73,490	1,239,776
Fuji Heavy Industries Ltd.	7,000	192,991
General Motors Co.*	17,679	635,914
Harley-Davidson, Inc.	4,150	266,596
Honda Motor Co., Ltd.	18,206	691,789
Isuzu Motors Ltd.	13,000	85,437
Mazda Motor Corp.*	30,000	133,374
Mitsubishi Motors Corp.*	4,700	51,832
Nissan Motor Co., Ltd.	27,800	278,297
Porsche Automobil Holding SE (Preference)	1,713	149,706
Renault S.A.	2,150	171,405
Suzuki Motor Corp.	4,100	98,105
Toyota Motor Corp.	30,871	1,969,186
Volkswagen AG	330	74,846
Volkswagen AG (Preference)	1,617	381,182
Yamaha Motor Co., Ltd.	3,100	45,225

		7,868,019

Distributors (0.0%)
Genuine Parts Co.	2,885	233,368
Jardine Cycle & Carriage Ltd.	1,467	44,610

		277,978

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	800	29,056
H&R Block, Inc.	5,020	133,833

		162,889

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	1,781	74,066
Carnival Corp.	8,255	269,443
Carnival plc	2,052	69,562
Chipotle Mexican Grill, Inc.*	661	283,371
Compass Group plc	20,350	280,029
Crown Ltd.	4,479	64,975
Darden Restaurants, Inc.	2,415	111,790
Echo Entertainment Group Ltd.	8,770	22,745
Flight Centre Ltd.	618	27,847
Galaxy Entertainment Group Ltd.*	23,523	164,991
Genting Singapore plc	68,000	77,781
InterContinental Hotels Group plc	2,980	86,934
International Game Technology	4,870	92,189
Marriott International, Inc., Class A	4,470	188,008
McDonald’s Corp.	18,745	1,803,456
McDonald’s Holdings Co. Japan Ltd.	808	22,260
MGM China Holdings Ltd.	10,622	35,266
OPAP S.A.	2,496	27,858
Oriental Land Co., Ltd.	600	99,008
Sands China Ltd.	27,023	167,067
Shangri-La Asia Ltd.	16,000	26,488
SJM Holdings Ltd.	21,716	61,039
SKYCITY Entertainment Group Ltd.	6,451	21,485
Sodexo S.A.	1,055	98,438
Starbucks Corp.	13,965	1,074,886
Starwood Hotels & Resorts
Worldwide, Inc.	3,650	242,543
Tabcorp Holdings Ltd.	8,328	25,483
Tatts Group Ltd.	15,683	45,355
TUI Travel plc	5,000	29,763
Whitbread plc	2,005	96,208
William Hill plc	9,680	63,154
Wyndham Worldwide Corp.	2,500	152,425
Wynn Macau Ltd.	17,400	59,339
Wynn Resorts Ltd.	1,545	244,125
Yum! Brands, Inc.	8,430	601,818

		6,811,195

Household Durables (0.2%)
Casio Computer Co., Ltd.	2,400	22,170
D.R. Horton, Inc.	5,235	101,716
Electrolux AB	2,690	69,859
Garmin Ltd.	2,030	91,736
Harman International Industries, Inc.	1,250	82,787
Husqvarna AB, Class B	4,516	29,323
Leggett & Platt, Inc.	2,605	78,541
Lennar Corp., Class A	3,025	107,085
Newell Rubbermaid, Inc.	5,360	147,400
Panasonic Corp.	24,600	237,253
Persimmon plc*	3,397	59,724
PulteGroup, Inc.	6,285	103,702
Rinnai Corp.	400	29,625
Sekisui Chemical Co., Ltd.	4,000	40,612
Sekisui House Ltd.	6,000	80,452
Sharp Corp.*	11,000	40,287
Sony Corp.	11,300	241,186
Whirlpool Corp.	1,515	221,857

		1,785,315

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	6,856	2,143,460
Expedia, Inc.	1,717	88,923
Netflix, Inc.*	1,098	339,513
priceline.com, Inc.*	1,039	1,050,377
Rakuten, Inc.	8,126	122,764
TripAdvisor, Inc.*	2,057	156,003

		3,901,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,125	$100,172
Mattel, Inc.	6,460	270,416
Namco Bandai Holdings, Inc.	2,000	37,337
Nikon Corp.	3,800	66,223
Sankyo Co., Ltd.	600	29,269
Sega Sammy Holdings, Inc.	2,100	60,439
Shimano, Inc.	900	80,299
Yamaha Corp.	1,700	24,213

		668,368

Media (1.2%)
Axel Springer AG	443	24,638
British Sky Broadcasting Group plc	11,590	163,239
Cablevision Systems Corp. - New York Group, Class A	4,030	67,865
CBS Corp., Class B	10,645	587,178
Comcast Corp., Class A	49,210	2,221,832
Dentsu, Inc.	2,437	92,477
DIRECTV*	10,455	624,686
Discovery Communications, Inc., Class A*	4,555	384,533
Eutelsat Communications S.A.	1,600	50,586
Gannett Co., Inc.	4,200	112,518
Hakuhodo DY Holdings, Inc.	2,600	19,309
Interpublic Group of Cos., Inc.	7,935	136,323
ITV plc	41,764	118,523
J.C. Decaux S.A.	746	27,466
Kabel Deutschland Holding AG	225	28,613
Lagardere S.C.A.	1,246	40,464
News Corp., Class A*	9,286	149,133
Omnicom Group, Inc.	4,830	306,415
Pearson plc	9,141	186,015
ProSiebenSat.1 Media AG (Registered)	1,223	51,952
Publicis Groupe S.A.	1,996	158,831
Reed Elsevier N.V.	7,743	155,713
Reed Elsevier plc	13,278	179,060
Scripps Networks Interactive, Inc., Class A	1,595	124,585
SES S.A. (FDR)	3,397	97,198
Singapore Press Holdings Ltd.	17,000	55,693
Telenet Group Holding N.V.	573	28,531
Time Warner Cable, Inc.	5,500	613,800
Time Warner, Inc.	17,445	1,148,055
Toho Co., Ltd.	1,300	27,059
Twenty-First Century Fox, Inc.	37,235	1,247,373
Viacom, Inc., Class B	8,300	693,714
Walt Disney Co.	31,206	2,012,475
Washington Post Co., Class B	91	55,633
Wolters Kluwer N.V.	3,376	87,028
WPP plc	14,727	302,788

		12,381,301

Multiline Retail (0.2%)
Dollar General Corp.*	5,630	317,870
Dollar Tree, Inc.*	4,140	236,642
Don Quijote Co., Ltd.	600	37,540
Family Dollar Stores, Inc.	1,750	126,035
Harvey Norman Holdings Ltd.	5,938	17,616
Isetan Mitsukoshi Holdings Ltd.	4,000	59,169
J. Front Retailing Co., Ltd.	5,000	40,389
J.C. Penney Co., Inc.*	3,510	30,958
Kohl’s Corp.	3,750	194,062
Macy’s, Inc.	7,100	307,217
Marks & Spencer Group plc	18,061	145,201
Marui Group Co., Ltd.	2,500	23,374
Next plc	1,787	149,277
Nordstrom, Inc.	2,800	157,360
Takashimaya Co., Ltd.	2,000	18,699
Target Corp.	12,040	770,319

		2,631,728

Specialty Retail (0.7%)
ABC-Mart, Inc.	300	14,604
Abercrombie & Fitch Co., Class A	1,385	48,987
AutoNation, Inc.*	730	38,084
AutoZone, Inc.*	715	302,252
Bed Bath & Beyond, Inc.*	4,075	315,242
Best Buy Co., Inc.	4,965	186,188
CarMax, Inc.*	4,160	201,635
Fast Retailing Co., Ltd.	600	224,935
GameStop Corp., Class A	2,155	106,996
Gap, Inc.	5,365	216,102
Hennes & Mauritz AB, Class B	10,616	461,034
Home Depot, Inc.	27,305	2,071,084
Inditex S.A.	2,440	375,979
Kingfisher plc	26,530	165,742
L Brands, Inc.	4,465	272,812
Lowe’s Cos., Inc.	19,995	951,962
Nitori Holdings Co., Ltd.	400	36,624
O’Reilly Automotive, Inc.*	2,075	264,749
PetSmart, Inc.	1,940	147,944
Ross Stores, Inc.	4,100	298,480
Sanrio Co., Ltd.	500	30,673
Shimamura Co., Ltd.	300	29,818
Staples, Inc.	12,350	180,928
Tiffany & Co.	2,200	168,564
TJX Cos., Inc.	13,450	758,446
Urban Outfitters, Inc.*	2,040	75,011
USS Co., Ltd.	2,500	36,141
Yamada Denki Co., Ltd.	10,300	30,388

		8,011,404

Textiles, Apparel & Luxury Goods (0.4%)
Adidas AG	2,340	253,823
Asics Corp.	2,000	34,427
Burberry Group plc	4,945	130,809
Christian Dior S.A.	610	119,618
Cie Financiere Richemont S.A. (Registered)	5,837	584,765
Coach, Inc.	5,250	286,283
Fossil Group, Inc.*	956	111,125
Hugo Boss AG	355	45,923
Kering	847	189,812
Li & Fung Ltd.	64,000	93,080
Luxottica Group S.p.A.	1,863	99,101
LVMH Moet Hennessy Louis Vuitton S.A.	2,839	559,212
NIKE, Inc., Class B	13,510	981,366
PVH Corp.	1,552	184,207
Ralph Lauren Corp.	1,179	194,217
Swatch Group AG	345	222,027
Swatch Group AG (Registered)	486	54,815
VF Corp.	1,655	329,428
Yue Yuen Industrial Holdings Ltd.	8,000	22,331

		4,496,369

Total Consumer Discretionary		51,688,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (4.0%)
Beverages (0.9%)
Anheuser-Busch InBev N.V.	8,985	$894,391
Asahi Group Holdings Ltd.	4,300	112,821
Beam, Inc.	2,955	191,041
Brown-Forman Corp., Class B	2,842	193,625
Carlsberg A/S, Class B	1,196	123,221
Coca-Cola Amatil Ltd.	6,403	73,233
Coca-Cola Co.	71,580	2,711,450
Coca-Cola Enterprises, Inc.	4,815	193,611
Coca-Cola HBC AG (CDI)*	2,163	64,781
Coca-Cola West Co., Ltd.	600	11,970
Constellation Brands, Inc., Class A*	2,850	163,590
Diageo plc	28,067	892,850
Dr. Pepper Snapple Group, Inc.	3,770	168,971
Heineken Holding N.V.	1,127	71,286
Heineken N.V.	2,576	182,576
Kirin Holdings Co., Ltd.	9,000	130,841
Molson Coors Brewing Co., Class B	2,905	145,628
Monster Beverage Corp.*	2,630	137,417
PepsiCo, Inc.	28,900	2,297,550
Pernod-Ricard S.A.	2,373	294,675
Remy Cointreau S.A.	285	30,371
SABMiller plc	10,751	547,120
Suntory Beverage & Food Ltd.*	1,382	46,608
Treasury Wine Estates Ltd.	7,236	29,837

		9,709,464

Food & Staples Retailing (0.9%)
Aeon Co., Ltd.	6,700	92,087
Carrefour S.A.	6,740	231,375
Casino Guichard Perrachon S.A.	631	65,022
Colruyt S.A.	848	47,076
Costco Wholesale Corp.	8,175	941,106
CVS Caremark Corp.	22,860	1,297,305
Delhaize Group S.A.	1,140	71,853
Distribuidora Internacional de Alimentacion S.A.	6,836	59,271
FamilyMart Co., Ltd.	700	30,230
J Sainsbury plc	13,802	87,477
Jeronimo Martins SGPS S.A.	2,814	57,789
Kesko Oyj, Class B	713	21,394
Koninklijke Ahold N.V.	11,269	195,216
Kroger Co.	9,705	391,500
Lawson, Inc.	700	54,764
Metcash Ltd.	9,847	29,396
Metro AG	1,450	57,476
Olam International Ltd.	9,000	10,976
Safeway, Inc.	4,480	143,315
Seven & I Holdings Co., Ltd.	8,400	305,936
Sysco Corp.	11,050	351,722
Tesco plc	90,337	525,025
Walgreen Co.	16,155	869,139
Wal-Mart Stores, Inc.	30,701	2,270,646
Wesfarmers Ltd.	11,256	431,895
Whole Foods Market, Inc.	6,440	376,740
WM Morrison Supermarkets plc	24,680	111,873
Woolworths Ltd.	13,927	454,737

		9,582,341

Food Products (0.9%)
Ajinomoto Co., Inc.	6,466	84,858
Archer-Daniels-Midland Co.	12,275	452,211
Aryzta AG*	975	65,173
Associated British Foods plc	3,983	120,966
Barry Callebaut AG (Registered)*	25	25,101
Calbee, Inc.	812	23,510
Campbell Soup Co.	3,290	133,936
ConAgra Foods, Inc.	7,765	235,590
Danone S.A.	6,393	481,218
General Mills, Inc.	11,985	574,321
Golden Agri-Resources Ltd.	78,000	32,330
Hershey Co.	2,825	261,313
Hormel Foods Corp.	2,495	105,089
J.M. Smucker Co.	2,010	211,130
Kellogg Co.	4,780	280,729
Kerry Group plc, Class A	1,670	101,164
Kikkoman Corp.	1,000	18,261
Kraft Foods Group, Inc.	11,085	581,297
Lindt & Spruengli AG	10	41,035
Lindt & Spruengli AG (Registered)	2	95,096
McCormick & Co., Inc. (Non-Voting)	2,450	158,515
Mead Johnson Nutrition Co.	3,755	278,846
MEIJI Holdings Co., Ltd.	700	38,242
Mondelez International, Inc., Class A	33,355	1,048,014
Nestle S.A. (Registered)	36,057	2,521,817
Nippon Meat Packers, Inc.	1,000	14,294
Nisshin Seifun Group, Inc.	2,200	22,158
Nissin Foods Holdings Co., Ltd.	700	28,699
Orkla ASA	8,544	62,234
Suedzucker AG	913	26,902
Tate & Lyle plc	5,214	62,168
Toyo Suisan Kaisha Ltd.	1,000	29,279
Tyson Foods, Inc., Class A	5,280	149,318
Unilever N.V. (CVA)	18,214	708,547
Unilever plc	14,350	566,842
Wilmar International Ltd.	21,000	53,063
Yakult Honsha Co., Ltd.	1,000	50,003
Yamazaki Baking Co., Ltd.	842	9,080

		9,752,349

Household Products (0.6%)
Clorox Co.	2,445	199,805
Colgate-Palmolive Co.	16,360	970,148
Henkel AG & Co. KGaA	1,453	128,694
Henkel AG & Co. KGaA (Preference)	1,992	205,269
Kimberly-Clark Corp.	7,220	680,268
Procter & Gamble Co.	51,250	3,873,988
Reckitt Benckiser Group plc	7,233	529,270
Svenska Cellulosa AB S.C.A., Class B	6,525	164,478
Unicharm Corp.	1,300	75,782

		6,827,702

Personal Products (0.1%)
Avon Products, Inc.	8,090	166,654
Beiersdorf AG	1,127	100,079
Estee Lauder Cos., Inc., Class A	4,490	313,851
Kao Corp.	5,900	183,671
L’Oreal S.A.	2,704	464,397
Shiseido Co., Ltd.	4,000	71,784

		1,300,436

Tobacco (0.6%)
Altria Group, Inc.	37,495	1,287,953
British American Tobacco plc	21,448	1,137,672
Imperial Tobacco Group plc	10,891	403,231
Japan Tobacco, Inc.	12,299	441,685
Lorillard, Inc.	7,025	314,580
Philip Morris International, Inc.	30,655	2,654,416
Reynolds American, Inc.	5,875	286,583

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Swedish Match AB	2,258	$79,685

		6,605,805

Total Consumer Staples		43,778,097

Energy (3.6%)
Energy Equipment & Services (0.6%)
Aker Solutions ASA	1,838	25,813
AMEC plc	3,324	57,794
Baker Hughes, Inc.	8,205	402,865
Cameron International Corp.*	4,580	267,335
CGG*	1,779	40,998
Diamond Offshore Drilling, Inc.	1,280	79,770
Ensco plc, Class A	4,380	235,425
FMC Technologies, Inc.*	4,420	244,956
Fugro N.V. (CVA)	787	48,007
Halliburton Co.	16,115	775,937
Helmerich & Payne, Inc.	1,980	136,521
Nabors Industries Ltd.	5,430	87,206
National Oilwell Varco, Inc.	8,010	625,661
Noble Corp.	4,645	175,442
Petrofac Ltd.	2,900	65,962
Rowan Cos., plc, Class A*	2,240	82,253
Saipem S.p.A.	2,960	64,311
Schlumberger Ltd.	24,850	2,195,746
Seadrill Ltd.	4,197	188,309
Subsea 7 S.A.	2,950	61,323
Technip S.A.	1,138	133,617
Tenaris S.A.	5,279	123,837
Transocean Ltd.	4,029	178,963
WorleyParsons Ltd.	2,310	52,410

		6,350,461

Oil, Gas & Consumable Fuels (3.0%)
Anadarko Petroleum Corp.	9,355	869,921
Apache Corp.	7,335	624,502
BG Group plc	38,057	727,312
BP plc	212,306	1,488,574
Cabot Oil & Gas Corp.	7,840	292,589
Caltex Australia Ltd.	1,509	26,029
Chesapeake Energy Corp.	9,710	251,295
Chevron Corp.	36,330	4,414,095
ConocoPhillips Co.	22,920	1,593,169
CONSOL Energy, Inc.	4,210	141,666
Cosmo Oil Co., Ltd.*	6,000	11,231
Delek Group Ltd.	45	14,685
Denbury Resources, Inc.*	6,960	128,133
Devon Energy Corp.	7,010	404,897
Eni S.p.A.	28,443	652,221
EOG Resources, Inc.	5,155	872,638
EQT Corp.	2,835	251,521
Exxon Mobil Corp.	83,173	7,156,205
Galp Energia SGPS S.A., Class B	3,880	64,537
Hess Corp.	5,620	434,651
Idemitsu Kosan Co., Ltd.	200	17,295
INPEX Corp.	10,000	117,809
Japan Petroleum Exploration Co.	300	12,880
JX Holdings, Inc.	25,000	129,457
Kinder Morgan, Inc.	11,780	419,014
Lundin Petroleum AB*	2,488	53,657
Marathon Oil Corp.	13,170	459,370
Marathon Petroleum Corp.	6,080	391,066
Murphy Oil Corp.	3,355	202,374
Neste Oil Oyj	1,433	31,697
Newfield Exploration Co.*	2,505	68,562
Noble Energy, Inc.	6,750	452,317
Occidental Petroleum Corp.	15,055	1,408,245
OMV AG	1,646	81,278
Origin Energy Ltd.	12,276	161,477
Peabody Energy Corp.	4,975	85,819
Phillips 66	11,610	671,290
Pioneer Natural Resources Co.	2,630	496,544
QEP Resources, Inc.	3,320	91,931
Range Resources Corp.	3,085	234,121
Repsol S.A.	9,565	237,126
Royal Dutch Shell plc, Class A	42,465	1,402,430
Royal Dutch Shell plc, Class B	28,614	988,769
Santos Ltd.	10,809	152,062
Showa Shell Sekiyu KK	2,100	23,458
Southwestern Energy Co.*	6,550	238,289
Spectra Energy Corp.	12,520	428,560
Statoil ASA	12,478	283,249
Tesoro Corp.	2,505	110,170
TonenGeneral Sekiyu KK	3,000	27,682
Total S.A.	23,917	1,387,915
Tullow Oil plc	10,153	168,312
Valero Energy Corp.	10,185	347,818
Whitehaven Coal Ltd.*	6,307	11,826
Williams Cos., Inc.	12,700	461,772
Woodside Petroleum Ltd.	7,369	263,364
WPX Energy, Inc.*	3,720	71,647

		32,610,523

Total Energy		38,960,984

Financials (7.5%)
Capital Markets (0.8%)
3i Group plc	10,861	63,966
Aberdeen Asset Management plc	10,723	65,723
Ameriprise Financial, Inc.	3,730	339,728
Bank of New York Mellon Corp.	21,660	653,915
BlackRock, Inc.	2,375	642,722
Charles Schwab Corp.	20,510	433,581
Credit Suisse Group AG (Registered)*	16,753	511,658
Daiwa Securities Group, Inc.	18,000	161,148
Deutsche Bank AG (Registered)	11,399	523,393
E*TRADE Financial Corp.*	5,325	87,863
Franklin Resources, Inc.	7,735	391,004
Goldman Sachs Group, Inc.	8,070	1,276,755
Hargreaves Lansdown plc	2,387	37,851
ICAP plc	6,143	37,224
Invesco Ltd.	8,240	262,856
Investec plc	6,428	41,667
Julius Baer Group Ltd.*	2,503	116,798
Legg Mason, Inc.	2,055	68,719
Macquarie Group Ltd.	3,419	152,813
Mediobanca S.p.A.	4,661	32,506
Morgan Stanley	25,640	690,998
Nomura Holdings, Inc.	40,600	315,977
Northern Trust Corp.	4,050	220,280
Partners Group Holding AG	195	47,804
Ratos AB, Class B	2,142	19,948
SBI Holdings, Inc.	2,259	29,095
Schroders plc	1,138	47,458
State Street Corp.	8,525	560,519
T. Rowe Price Group, Inc.	4,845	348,501
UBS AG (Registered)*	40,756	833,733

		9,016,203

Commercial Banks (2.4%)
Aozora Bank Ltd.	11,000	32,565

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Australia & New Zealand Banking Group Ltd.	30,681	$880,995
Banco Bilbao Vizcaya Argentaria S.A.	61,856	691,212
Banco de Sabadell S.A.	29,782	74,981
Banco Espirito Santo S.A. (Registered)*	20,216	21,524
Banco Popular Espanol S.A.*	14,368	77,148
Banco Santander S.A.	124,525	1,015,499
Bank Hapoalim B.M.	11,794	59,639
Bank Leumi Le-Israel B.M.*	14,004	52,057
Bank of East Asia Ltd.	13,800	58,450
Bank of Ireland*	235,840	67,002
Bank of Kyoto Ltd.	3,415	29,948
Bank of Yokohama Ltd.	13,000	74,195
Bankia S.A.*	45,071	49,084
Banque Cantonale Vaudoise (Registered)	34	18,732
Barclays plc	136,656	587,372
BB&T Corp.	13,065	440,944
Bendigo and Adelaide Bank Ltd.	4,552	42,551
BNP Paribas S.A.	11,705	791,755
BOC Hong Kong Holdings Ltd.	41,000	131,629
CaixaBank	13,231	58,066
Chiba Bank Ltd.	8,000	58,274
Chugoku Bank Ltd.	1,475	20,708
Comerica, Inc.	3,420	134,440
Commerzbank AG*	10,820	124,568
Commonwealth Bank of Australia	18,024	1,197,367
Credit Agricole S.A.*	14,818	163,399
Danske Bank A/S*	7,331	157,840
DBS Group Holdings Ltd.	19,000	248,679
DNB ASA	10,927	165,906
Erste Group Bank AG	2,883	91,110
Fifth Third Bancorp	16,325	294,503
Fukuoka Financial Group, Inc.	8,000	36,055
Gunma Bank Ltd.	4,000	23,358
Hachijuni Bank Ltd.	4,000	24,823
Hang Seng Bank Ltd.	8,600	140,267
Hiroshima Bank Ltd.	5,000	21,263
Hokuhoku Financial Group, Inc.	12,000	25,149
HSBC Holdings plc	208,262	2,256,918
Huntington Bancshares, Inc./Ohio	15,605	128,897
Intesa Sanpaolo S.p.A	129,993	268,188
Iyo Bank Ltd.	3,000	31,375
Joyo Bank Ltd.	7,000	37,530
KBC Groep N.V.	2,565	126,015
KeyCorp	17,150	195,510
Lloyds Banking Group plc*	516,872	615,691
M&T Bank Corp.	2,340	261,893
Mitsubishi UFJ Financial Group, Inc.	142,462	908,731
Mizrahi Tefahot Bank Ltd.	1,401	15,425
Mizuho Financial Group, Inc.	256,700	556,255
National Australia Bank Ltd.	26,198	838,785
Natixis S.A.	18,606	89,055
Nishi-Nippon City Bank Ltd.	7,000	19,014
Nordea Bank AB	31,698	382,248
Oversea-Chinese Banking Corp., Ltd.	28,000	229,883
PNC Financial Services Group, Inc.	9,950	720,878
Raiffeisen Bank International AG	547	17,901
Regions Financial Corp.	26,410	244,557
Resona Holdings, Inc.	21,000	107,249
Royal Bank of Scotland Group plc*	23,949	139,537
Seven Bank Ltd.	6,658	22,217
Shinsei Bank Ltd.	18,000	43,583
Shizuoka Bank Ltd.	6,000	68,121
Skandinaviska Enskilda Banken AB, Class A	16,984	179,970
Societe Generale S.A.	8,664	431,688
Standard Chartered plc	27,067	648,956
Sumitomo Mitsui Financial Group, Inc.	14,300	690,305
Sumitomo Mitsui Trust Holdings, Inc.	37,000	182,563
SunTrust Banks, Inc.	10,070	326,469
Suruga Bank Ltd.	2,000	34,325
Svenska Handelsbanken AB, Class A	5,578	238,597
Swedbank AB, Class A	10,126	235,869
U.S. Bancorp/Minnesota	34,545	1,263,656
UniCredit S.p.A.	48,547	309,469
Unione di Banche Italiane S.c.p.A.	9,578	48,436
United Overseas Bank Ltd.	14,000	230,664
Wells Fargo & Co.	92,130	3,806,812
Westpac Banking Corp.	34,703	1,059,615
Yamaguchi Financial Group, Inc.	2,092	20,517
Zions Bancorp	3,370	92,405

		26,308,829

Consumer Finance (0.3%)
Acom Co., Ltd.*	4,500	16,893
AEON Financial Service Co., Ltd.	800	25,108
American Express Co.	17,885	1,350,675
Capital One Financial Corp.	10,922	750,778
Credit Saison Co., Ltd.	1,800	48,692
Discover Financial Services	9,190	464,463
SLM Corp.	8,260	205,674

		2,862,283

Diversified Financial Services (1.2%)
ASX Ltd.	2,165	69,741
Bank of America Corp.	201,744	2,784,067
Citigroup, Inc.	56,880	2,759,249
CME Group, Inc./Illinois	5,730	423,332
Deutsche Boerse AG	2,158	162,351
Eurazeo S.A.	968	62,152
Exor S.p.A.	1,102	41,341
First Pacific Co., Ltd.	26,496	29,277
Groupe Bruxelles Lambert S.A.	902	76,718
Hong Kong Exchanges and Clearing Ltd.	12,300	197,126
Industrivarden AB, Class C	1,378	25,366
ING Groep N.V. (CVA)*	42,834	483,924
IntercontinentalExchange, Inc.*	1,343	243,647
Investment AB Kinnevik, Class B	2,501	86,588
Investor AB, Class B	5,093	154,533
Japan Exchange Group, Inc.	2,765	61,126
JPMorgan Chase & Co.	70,680	3,653,449
Leucadia National Corp.	5,445	148,322
London Stock Exchange Group plc	1,971	49,043
McGraw Hill Financial, Inc.	5,160	338,444
Mitsubishi UFJ Lease & Finance Co., Ltd.	6,510	34,373
Moody’s Corp.	3,615	254,243
NASDAQ OMX Group, Inc.	2,145	68,833
NYSE Euronext	3,335	140,003
ORIX Corp.	13,970	226,686
Pargesa Holding S.A.	303	22,733
Pohjola Bank plc, Class A	1,549	25,734
Singapore Exchange Ltd.	9,076	52,522
Wendel S.A.	666	90,280

		12,765,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (1.8%)
ACE Ltd.	6,405	$599,252
Admiral Group plc	2,144	42,796
Aegon N.V	19,889	147,180
Aflac, Inc.	8,670	537,453
Ageas	2,583	104,623
AIA Group Ltd.	134,665	632,878
Allianz SE (Registered)	5,098	801,412
Allstate Corp.	8,690	439,280
American International Group, Inc.	27,594	1,341,896
AMP Ltd.	32,923	141,591
Aon plc	5,755	428,402
Assicurazioni Generali S.p.A.	13,056	260,526
Assurant, Inc.	1,465	79,257
Aviva plc	32,949	211,658
Baloise Holding AG (Registered)	532	58,827
Berkshire Hathaway, Inc., Class B*	34,120	3,872,961
Chubb Corp.	4,860	433,804
Cincinnati Financial Corp.	2,665	125,681
CNP Assurances S.A.	4,019	72,395
Dai-ichi Life Insurance Co., Ltd.	9,600	136,731
Delta Lloyd N.V.	2,116	45,029
Direct Line Insurance Group plc	9,224	31,837
Genworth Financial, Inc., Class A*	9,225	117,988
Gjensidige Forsikring ASA	2,236	33,764
Hannover Rueck SE	675	49,640
Hartford Financial Services Group, Inc.	8,515	264,987
Insurance Australia Group Ltd.	23,245	127,292
Legal & General Group plc	66,132	210,054
Lincoln National Corp.	4,975	208,900
Loews Corp.	5,725	267,587
Mapfre S.A.	8,608	30,814
Marsh & McLennan Cos., Inc.	10,240	445,952
MetLife, Inc.	20,420	958,719
MS&AD Insurance Group Holdings, Inc.	5,700	148,451
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	2,006	392,011
NKSJ Holdings, Inc.	4,000	102,589
Old Mutual plc	54,732	166,224
Principal Financial Group, Inc.	5,075	217,312
Progressive Corp.	10,300	280,469
Prudential Financial, Inc.	8,680	676,866
Prudential plc	28,615	533,199
QBE Insurance Group Ltd.	13,417	183,620
Resolution Ltd.	15,856	81,577
RSA Insurance Group plc	40,869	79,991
Sampo Oyj, Class A	4,686	201,341
SCOR SE	2,934	97,148
Sony Financial Holdings, Inc.	1,946	35,596
Standard Life plc	26,366	147,430
Suncorp Group Ltd.	14,385	175,396
Swiss Life Holding AG (Registered)*	359	67,961
Swiss Reinsurance AG*	3,938	325,717
T&D Holdings, Inc.	6,450	79,661
Tokio Marine Holdings, Inc.	7,800	254,326
Torchmark Corp.	1,712	123,863
Travelers Cos., Inc.	7,095	601,443
Tryg A/S	275	25,315
Unum Group	4,940	150,374
Vienna Insurance Group AG Wiener Versicherung Gruppe	430	22,076
XL Group plc	5,380	165,812
Zurich Insurance Group AG*	1,659	427,247

		19,024,181

Real Estate Investment Trusts (REITs) (0.7%)
American Tower Corp. (REIT)	7,385	547,450
Apartment Investment & Management Co. (REIT), Class A	2,730	76,276
Ascendas Real Estate Investment Trust (REIT)	22,000	39,982
AvalonBay Communities, Inc. (REIT)	2,325	295,484
Boston Properties, Inc. (REIT)	2,845	304,131
British Land Co. plc (REIT)	10,539	98,531
CapitaCommercial Trust (REIT)	22,000	25,427
CapitaMall Trust (REIT)	27,000	42,182
CFS Retail Property Trust Group (REIT)	23,719	44,255
Corio N.V. (REIT)	753	32,440
Dexus Property Group (REIT)	54,105	50,727
Equity Residential (REIT)	6,020	322,491
Federation Centres Ltd. (REIT)	15,962	33,951
Fonciere des Regions (REIT)	846	70,170
Gecina S.A. (REIT)	582	74,429
Goodman Group (REIT)	19,155	87,204
GPT Group (REIT)	19,776	64,203
Hammerson plc (REIT)	7,970	64,642
HCP, Inc. (REIT)	8,500	348,075
Health Care REIT, Inc. (REIT)	5,300	330,614
Host Hotels & Resorts, Inc. (REIT)	13,885	245,348
ICADE (REIT)	866	79,093
Intu Properties plc (REIT)	7,484	38,904
Japan Prime Realty Investment Corp. (REIT)	9	31,589
Japan Real Estate Investment Corp. (REIT)	7	81,754
Japan Retail Fund Investment Corp. (REIT)	24	49,370
Kimco Realty Corp. (REIT)	7,560	152,561
Klepierre S.A. (REIT)	2,097	90,924
Land Securities Group plc (REIT)	8,758	130,299
Link REIT (REIT)	25,500	125,102
Macerich Co. (REIT)	2,540	143,358
Mirvac Group (REIT)	40,953	66,477
Nippon Building Fund, Inc. (REIT)	8	99,293
Nippon Prologis REIT, Inc. (REIT)	3	29,941
Nomura Real Estate Office Fund, Inc. (REIT)	4	20,550
Plum Creek Timber Co., Inc. (REIT)	2,985	139,788
Prologis, Inc. (REIT)	9,312	350,317
Public Storage (REIT)	2,735	439,104
Segro plc (REIT)	8,298	41,644
Simon Property Group, Inc. (REIT)	5,880	871,592
Stockland Corp., Ltd. (REIT)	25,780	93,074
Unibail-Rodamco SE (REIT)	1,081	268,210
United Urban Investment Corp. (REIT)	26	39,676
Ventas, Inc. (REIT)	5,429	333,884
Vornado Realty Trust (REIT)	3,200	268,992
Westfield Group (REIT)	23,306	239,381
Westfield Retail Trust (REIT)	34,149	94,617
Weyerhaeuser Co. (REIT)	10,710	306,627

		7,824,133

Real Estate Management & Development (0.3%)
Aeon Mall Co., Ltd.	1,270	37,650
CapitaLand Ltd.	28,000	68,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CapitaMalls Asia Ltd.	15,234	$23,740
CBRE Group, Inc., Class A*	5,670	131,147
Cheung Kong Holdings Ltd.	16,000	243,634
City Developments Ltd.	4,000	32,681
Daito Trust Construction Co., Ltd.	900	89,821
Daiwa House Industry Co., Ltd.	7,000	131,604
Global Logistic Properties Ltd.	34,573	79,643
Hang Lung Properties Ltd.	25,000	85,097
Henderson Land Development Co., Ltd.	11,800	72,876
Hulic Co., Ltd.	2,992	44,684
Hysan Development Co., Ltd.	7,000	31,183
Immofinanz AG*	10,729	46,839
Keppel Land Ltd.	7,000	19,752
Kerry Properties Ltd.	7,000	29,829
Lend Lease Group	6,113	57,941
Mitsubishi Estate Co., Ltd.	14,000	412,473
Mitsui Fudosan Co., Ltd.	10,000	335,215
New World Development Co., Ltd.	33,854	50,895
Nomura Real Estate Holdings, Inc.	1,436	35,281
NTT Urban Development Corp.	1,300	17,021
Sino Land Co., Ltd.	32,000	47,118
Sumitomo Realty & Development Co., Ltd.	4,000	189,430
Sun Hung Kai Properties Ltd.	18,000	244,846
Swire Pacific Ltd., Class A	7,500	89,835
Swire Properties Ltd.	13,081	36,683
Swiss Prime Site AG (Registered)*	604	46,718
Tokyo Tatemono Co., Ltd.	4,000	36,543
Tokyu Land Corp.†	5,000	51,757
UOL Group Ltd.	5,000	24,511
Wharf Holdings Ltd.	17,000	147,294
Wheelock & Co., Ltd.	10,000	53,056

		3,045,762

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,690	60,544
People’s United Financial, Inc.	5,860	84,267

		144,811

Total Financials		80,991,405

Health Care (4.7%)
Biotechnology (0.7%)
Actelion Ltd. (Registered)*	1,205	85,543
Alexion Pharmaceuticals, Inc.*	3,650	423,984
Amgen, Inc.	14,081	1,576,227
Biogen Idec, Inc.*	4,460	1,073,790
Celgene Corp.*	7,780	1,197,575
CSL Ltd.	5,499	328,321
Elan Corp. plc*	5,429	84,500
Gilead Sciences, Inc.*	28,490	1,790,312
Grifols S.A.	1,668	68,486
Novozymes A/S, Class B	2,528	96,707
Regeneron Pharmaceuticals, Inc.*	1,500	469,305
Vertex Pharmaceuticals, Inc.*	4,373	331,561

		7,526,311

Health Care Equipment & Supplies (0.6%)
Abbott Laboratories	29,150	967,488
Baxter International, Inc.	10,130	665,440
Becton, Dickinson and Co.	3,645	364,573
Boston Scientific Corp.*	25,215	296,024
C.R. Bard, Inc.	1,445	166,464
CareFusion Corp.*	4,090	150,921
Cochlear Ltd.	638	35,997
Coloplast A/S, Class B	1,242	70,716
Covidien plc	8,835	538,405
DENTSPLY International, Inc.	2,605	113,083
Edwards Lifesciences Corp.*	2,099	146,153
Elekta AB, Class B	4,121	66,303
Essilor International S.A	2,281	245,325
Getinge AB, Class B	2,238	79,989
Intuitive Surgical, Inc.*	777	292,362
Medtronic, Inc.	18,940	1,008,555
Olympus Corp.*	2,700	81,938
Smith & Nephew plc	10,117	126,277
Sonova Holding AG (Registered)*	559	69,477
St. Jude Medical, Inc.	5,295	284,024
Stryker Corp.	5,335	360,593
Sysmex Corp.	800	50,949
Terumo Corp.	1,700	86,993
Varian Medical Systems, Inc.*	2,020	150,955
William Demant Holding A/S*	285	26,339
Zimmer Holdings, Inc.	3,170	260,384

		6,705,727

Health Care Providers & Services (0.6%)
Aetna, Inc.	7,117	455,630
Alfresa Holdings Corp.	500	25,739
AmerisourceBergen Corp.	4,335	264,868
Cardinal Health, Inc.	6,320	329,588
Celesio AG	951	21,408
Cigna Corp.	5,335	410,048
DaVita HealthCare Partners, Inc.*	3,110	176,959
Express Scripts Holding Co.*	15,289	944,554
Fresenius Medical Care AG & Co. KGaA	2,407	156,596
Fresenius SE & Co. KGaA	1,397	173,534
Humana, Inc.	2,920	272,524
Laboratory Corp. of America Holdings*	1,715	170,025
McKesson Corp.	4,295	551,049
Medipal Holdings Corp.	1,500	18,480
Miraca Holdings, Inc.	600	26,736
Patterson Cos., Inc.	1,475	59,295
Quest Diagnostics, Inc.	2,935	181,354
Ramsay Health Care Ltd.	1,469	49,623
Sonic Healthcare Ltd.	4,214	63,647
Suzuken Co., Ltd.	800	26,288
Tenet Healthcare Corp.*	1,842	75,872
UnitedHealth Group, Inc.	19,085	1,366,677
WellPoint, Inc.	5,635	471,142

		6,291,636

Health Care Technology (0.0%)
Cerner Corp.*	5,400	283,770
M3, Inc.	8	22,113

		305,883

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	6,430	329,538
Life Technologies Corp.*	2,440	182,585
Lonza Group AG (Registered)*	592	48,441
PerkinElmer, Inc.	2,070	78,143
QIAGEN N.V.*	2,645	57,020
Thermo Fisher Scientific, Inc.	6,765	623,395
Waters Corp.*	1,615	171,529

		1,490,651

Pharmaceuticals (2.6%)
AbbVie, Inc.	29,620	1,324,903
Actavis, Inc.*	3,255	468,720
Allergan, Inc.	5,580	504,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Astellas Pharma, Inc.	4,900	$249,250
AstraZeneca plc	14,000	728,780
Bayer AG (Registered)	9,247	1,090,355
Bristol-Myers Squibb Co.	30,655	1,418,713
Chugai Pharmaceutical Co., Ltd.	2,500	51,223
Daiichi Sankyo Co., Ltd.	7,500	135,663
Dainippon Sumitomo Pharma Co., Ltd.	1,700	23,106
Eisai Co., Ltd.	2,800	113,658
Eli Lilly and Co.	18,570	934,628
Forest Laboratories, Inc.*	4,390	187,848
GlaxoSmithKline plc	55,077	1,388,732
Hisamitsu Pharmaceutical Co., Inc.	700	39,025
Hospira, Inc.*	3,020	118,444
Johnson & Johnson	52,590	4,559,027
Kyowa Hakko Kirin Co., Ltd.	2,000	20,510
Merck & Co., Inc.	56,460	2,688,061
Merck KGaA	723	112,825
Mitsubishi Tanabe Pharma Corp.	2,000	28,018
Mylan, Inc.*	7,065	269,671
Novartis AG (Registered)	25,720	1,976,602
Novo Nordisk A/S, Class B	4,453	756,019
Ono Pharmaceutical Co., Ltd.	1,000	61,346
Orion Oyj, Class B	1,106	27,860
Otsuka Holdings Co., Ltd.	4,054	117,378
Perrigo Co.	1,640	202,343
Pfizer, Inc.	124,874	3,585,133
Roche Holding AG	7,856	2,118,735
Sanofi S.A.	13,324	1,351,362
Santen Pharmaceutical Co., Ltd.	900	43,629
Shionogi & Co., Ltd.	3,300	69,193
Shire plc	6,195	248,521
Taisho Pharmaceutical Holdings Co., Ltd.	353	23,235
Takeda Pharmaceutical Co., Ltd.	8,900	419,670
Teva Pharmaceutical Industries Ltd.	9,500	357,728
Tsumura & Co.	700	20,495
UCB S.A.	1,231	74,925
Zoetis, Inc.	9,338	290,599

		28,200,644

Total Health Care		50,520,852

Industrials (4.5%)
Aerospace & Defense (0.9%)
BAE Systems plc	36,208	266,356
Boeing Co.	12,835	1,508,112
Cobham plc	12,059	56,088
European Aeronautic Defence and Space Co. N.V.	6,507	414,577
Finmeccanica S.p.A.*	4,525	27,070
General Dynamics Corp.	6,175	540,436
Honeywell International, Inc.	14,700	1,220,688
L-3 Communications Holdings, Inc.	1,680	158,760
Lockheed Martin Corp.	5,040	642,852
Meggitt plc	8,821	78,399
Northrop Grumman Corp.	4,410	420,097
Precision Castparts Corp.	2,765	628,319
Raytheon Co.	6,070	467,815
Rockwell Collins, Inc.	2,495	169,311
Rolls-Royce Holdings plc*	21,023	378,460
Safran S.A.	2,798	172,362
Singapore Technologies Engineering Ltd.	17,000	56,506
Textron, Inc.	5,195	143,434
Thales S.A.	1,018	55,963
United Technologies Corp.	15,825	1,706,251
Zodiac Aerospace	382	60,800

		9,172,656

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	2,960	176,298
Deutsche Post AG (Registered)	10,139	336,467
Expeditors International of Washington, Inc.	3,795	167,208
FedEx Corp.	5,545	632,740
TNT Express N.V.	3,970	36,242
Toll Holdings Ltd.	7,617	41,427
United Parcel Service, Inc., Class B	13,305	1,215,678
Yamato Holdings Co., Ltd.	4,200	94,515

		2,700,575

Airlines (0.1%)
ANA Holdings, Inc.	12,000	26,126
Cathay Pacific Airways Ltd.	13,060	25,595
Delta Air Lines, Inc.	15,788	372,439
Deutsche Lufthansa AG (Registered)*	2,572	50,158
easyJet plc	1,773	36,683
International Consolidated Airlines Group S.A.*	10,372	56,688
Japan Airlines Co., Ltd.	670	40,488
Qantas Airways Ltd.*	12,281	16,899
Ryanair Holdings plc (ADR)	210	10,445
Singapore Airlines Ltd.	6,000	49,930
Southwest Airlines Co.	13,475	196,196

		881,647

Building Products (0.1%)
Asahi Glass Co., Ltd.	11,000	68,152
Assa Abloy AB, Class B	3,736	171,491
Cie de Saint-Gobain S.A	4,454	220,567
Daikin Industries Ltd.	2,700	143,110
Geberit AG (Registered)*	435	117,462
LIXIL Group Corp.	3,000	61,621
Masco Corp.	6,620	140,873
TOTO Ltd.	3,000	41,935

		965,211

Commercial Services & Supplies (0.2%)
ADT Corp.*	4,075	165,690
Aggreko plc	3,008	78,109
Babcock International Group plc	4,049	78,397
Brambles Ltd.	17,412	147,980
Cintas Corp.	1,870	95,744
Dai Nippon Printing Co., Ltd.	6,000	63,360
Edenred	2,274	73,833
G4S plc	17,348	71,419
Iron Mountain, Inc.	3,063	82,762
Park24 Co., Ltd.	1,100	19,528
Pitney Bowes, Inc.	3,725	67,758
Republic Services, Inc.	5,460	182,146
Secom Co., Ltd.	2,400	149,916
Securitas AB, Class B	3,501	39,985
Serco Group plc	5,581	49,377
Societe BIC S.A	325	37,790
Stericycle, Inc.*	1,615	186,371
Toppan Printing Co., Ltd.	6,000	48,283
Tyco International Ltd.	8,620	301,528
Waste Management, Inc.	8,160	336,518

		2,276,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,672	$53,156
Bouygues S.A.	2,141	78,132
Chiyoda Corp.	2,000	24,009
Ferrovial S.A.	4,511	81,105
Fluor Corp.	3,000	212,880
Hochtief AG	345	30,118
Jacobs Engineering Group, Inc.*	2,440	141,959
JGC Corp.	2,471	88,991
Kajima Corp.	9,000	36,533
Kinden Corp.	1,000	10,733
Koninklijke Boskalis Westminster N.V.	851	37,693
Leighton Holdings Ltd.	1,886	33,869
Obayashi Corp.	7,000	41,732
OCI*	1,015	34,329
Quanta Services, Inc.*	3,985	109,627
Shimizu Corp.	6,000	29,239
Skanska AB, Class B	4,249	81,718
Taisei Corp.	10,595	52,061
Vinci S.A.	5,186	301,472

		1,479,356

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	24,588	581,564
Alstom S.A.	2,412	85,917
AMETEK, Inc.	4,587	211,094
Eaton Corp. plc	8,855	609,578
Emerson Electric Co.	13,435	869,245
Fuji Electric Co., Ltd.	6,000	24,416
Furukawa Electric Co., Ltd.	7,000	16,094
Legrand S.A.	2,962	164,353
Mabuchi Motor Co., Ltd.	300	15,779
Mitsubishi Electric Corp.	22,000	230,531
Nidec Corp.	1,200	98,886
OSRAM Licht AG*	937	43,986
Prysmian S.p.A	2,280	55,829
Rockwell Automation, Inc.	2,585	276,440
Roper Industries, Inc.	1,915	254,446
Schneider Electric S.A.	5,900	498,943
Sumitomo Electric Industries Ltd.	8,400	121,520

		4,158,621

Industrial Conglomerates (0.8%)
3M Co.	11,860	1,416,203
Danaher Corp.	10,890	754,895
General Electric Co.	193,460	4,621,759
Hopewell Holdings Ltd.	6,000	20,075
Hutchison Whampoa Ltd.	24,000	287,472
Keppel Corp., Ltd.	13,000	107,975
Koninklijke Philips N.V.	10,702	345,016
NWS Holdings Ltd.	16,000	24,838
Sembcorp Industries Ltd.	10,000	42,167
Siemens AG (Registered)	8,866	1,068,218
Smiths Group plc	4,402	99,698
Toshiba Corp.	45,000	201,434

		8,989,750

Machinery (0.8%)
Alfa Laval AB	3,518	84,902
Amada Co., Ltd.	4,000	35,933
Andritz AG	814	47,854
Atlas Copco AB, Class A	7,509	219,894
Atlas Copco AB, Class B	4,363	115,275
Caterpillar, Inc.	12,270	1,022,950
CNH Industrial N.V.*	7,712	98,907
Cummins, Inc.	3,285	436,478
Deere & Co.	7,280	592,519
Dover Corp.	3,220	289,253
FANUC Corp.	2,236	368,743
Flowserve Corp.	2,610	162,838
GEA Group AG	2,045	83,979
Hino Motors Ltd.	2,816	41,368
Hitachi Construction Machinery Co., Ltd.	1,200	26,797
IHI Corp.	14,000	58,823
Illinois Tool Works, Inc.	7,745	590,711
IMI plc	3,555	83,738
Ingersoll-Rand plc	5,215	338,662
Invensys plc	7,295	58,813
Japan Steel Works Ltd.	3,000	17,366
Joy Global, Inc.	1,980	101,059
JTEKT Corp.	2,300	31,401
Kawasaki Heavy Industries Ltd.	15,000	64,856
Komatsu Ltd.	10,500	260,537
Kone Oyj, Class B	1,742	155,422
Kubota Corp.	12,000	172,989
Kurita Water Industries Ltd.	1,300	27,549
Makita Corp.	1,300	75,385
MAN SE	395	47,100
Melrose Industries plc	14,162	68,735
Metso Oyj	1,429	56,141
Mitsubishi Heavy Industries Ltd.	34,000	194,740
Nabtesco Corp.	1,523	37,062
NGK Insulators Ltd.	3,000	45,414
NSK Ltd.	5,000	50,918
PACCAR, Inc.	6,590	366,799
Pall Corp.	2,070	159,473
Parker Hannifin Corp.	2,805	304,960
Pentair Ltd. (Registered)	3,773	245,019
Sandvik AB	11,922	164,730
Scania AB, Class B	3,578	76,663
Schindler Holding AG	544	81,689
Schindler Holding AG (Registered)	241	35,017
Sembcorp Marine Ltd.	9,000	32,498
SKF AB, Class B	4,386	122,093
SMC Corp.	600	142,469
Snap-on, Inc.	1,120	111,440
Stanley Black & Decker, Inc.	3,070	278,050
Sulzer AG (Registered)	269	41,643
Sumitomo Heavy Industries Ltd.	6,000	27,224
THK Co., Ltd.	1,300	28,752
Vallourec S.A.	1,188	71,150
Volvo AB, Class B	16,924	253,464
Wartsila Oyj	1,985	89,639
Weir Group plc	2,383	89,888
Xylem, Inc.	3,400	94,962
Yangzijiang Shipbuilding Holdings Ltd.	21,451	18,723
Zardoya Otis S.A.	1,799	29,205

		9,030,661

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	7	60,540
A. P. Moller - Maersk A/S, Class B	15	137,536
Kuehne + Nagel International AG (Registered)	604	79,144
Mitsui O.S.K. Lines Ltd.*	12,000	54,082
Nippon Yusen KK	18,000	56,768

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Orient Overseas International Ltd.	2,500	$14,682

		402,752

Professional Services (0.1%)
Adecco S.A. (Registered)*	1,482	105,535
ALS Ltd.	4,190	41,043
Bureau Veritas S.A.	2,470	77,858
Capita plc	7,354	118,578
Dun & Bradstreet Corp.	760	78,926
Equifax, Inc.	2,210	132,269
Experian plc	11,289	215,106
Intertek Group plc	1,804	96,522
Nielsen Holdings N.V.	3,851	140,369
Randstad Holding N.V.	1,387	78,133
Robert Half International, Inc.	2,565	100,112
Seek Ltd.	3,588	39,765
SGS S.A. (Registered)	62	148,016

		1,372,232

Road & Rail (0.4%)
Asciano Ltd.	10,905	59,310
Aurizon Holdings Ltd.	22,702	99,116
Central Japan Railway Co.	1,613	206,435
ComfortDelGro Corp., Ltd.	22,000	34,546
CSX Corp.	19,090	491,377
DSV A/S	2,013	57,106
East Japan Railway Co.	3,800	326,283
Hankyu Hanshin Holdings, Inc.	12,000	66,534
Kansas City Southern	2,050	224,188
Keikyu Corp.	5,000	47,205
Keio Corp.	6,000	42,973
Keisei Electric Railway Co., Ltd.	3,467	36,047
Kintetsu Corp.	18,000	67,023
MTR Corp., Ltd.	16,000	63,333
Nippon Express Co., Ltd.	8,000	40,043
Norfolk Southern Corp.	5,850	452,498
Odakyu Electric Railway Co., Ltd.	7,000	69,434
Ryder System, Inc.	930	55,521
Tobu Railway Co., Ltd.	11,000	57,968
Tokyu Corp.	12,000	85,457
Union Pacific Corp.	8,795	1,366,215
West Japan Railway Co.	1,885	80,639

		4,029,251

Trading Companies & Distributors (0.2%)
Brenntag AG	576	95,886
Bunzl plc	3,719	80,557
Fastenal Co.	5,000	251,250
ITOCHU Corp.	17,000	207,884
Marubeni Corp.	18,000	141,370
Mitsubishi Corp.	15,700	317,211
Mitsui & Co., Ltd.	19,400	281,443
Noble Group Ltd.	47,000	34,841
Rexel S.A.	2,374	60,379
Sojitz Corp.	13,900	27,151
Sumitomo Corp.	12,600	169,461
Toyota Tsusho Corp.	2,400	62,603
Travis Perkins plc	2,741	73,217
W.W. Grainger, Inc.	1,166	305,154
Wolseley plc	3,066	158,685

		2,267,092

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	4,100	79,678
Aeroports de Paris S.A.	332	34,759
Atlantia S.p.A	3,700	75,233
Auckland International Airport Ltd.	11,831	32,574
Fraport AG	413	28,987
Groupe Eurotunnel S.A. (Registered)	6,149	56,043
Hutchison Port Holdings Trust, Class U	58,439	45,355
Kamigumi Co., Ltd.	2,000	16,969
Koninklijke Vopak N.V.	786	45,038
Mitsubishi Logistics Corp.	2,000	30,134
Sydney Airport	2,378	8,719
Transurban Group	15,737	99,831

		553,320

Total Industrials		48,279,618

Information Technology (5.2%)
Communications Equipment (0.6%)
AAC Technologies Holdings, Inc.	8,238	37,441
Cisco Systems, Inc.	99,940	2,340,595
F5 Networks, Inc.*	1,525	130,784
Harris Corp.	2,050	121,565
JDS Uniphase Corp.*	4,410	64,871
Juniper Networks, Inc.*	9,430	187,280
Motorola Solutions, Inc.	5,025	298,385
Nokia Oyj*	41,873	275,195
QUALCOMM, Inc.	32,365	2,180,106
Telefonaktiebolaget LM Ericsson, Class B	34,027	452,691

		6,088,913

Computers & Peripherals (1.0%)
Apple, Inc.	17,064	8,135,262
Dell, Inc.	27,405	377,367
EMC Corp.	39,290	1,004,253
Gemalto N.V.	886	95,135
Hewlett-Packard Co.	36,085	757,063
NEC Corp.	27,000	62,353
NetApp, Inc.	6,370	271,489
SanDisk Corp.	4,510	268,390
Seagate Technology plc	5,970	261,128
Western Digital Corp.	3,990	252,966

		11,485,406

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	2,940	227,497
Citizen Holdings Co., Ltd.	2,900	20,298
Corning, Inc.	27,565	402,173
FLIR Systems, Inc.	2,585	81,169
Fujifilm Holdings Corp.	5,100	122,137
Hamamatsu Photonics KK	800	30,073
Hexagon AB, Class B	2,644	79,731
Hirose Electric Co., Ltd.	400	61,285
Hitachi High-Technologies Corp.	641	14,347
Hitachi Ltd.	54,000	355,440
Hoya Corp.	4,800	113,243
Ibiden Co., Ltd.	1,200	19,570
Jabil Circuit, Inc.	3,375	73,170
Keyence Corp.	600	227,377
Kyocera Corp.	3,600	190,813
Molex, Inc.	2,545	98,033
Murata Manufacturing Co., Ltd.	2,300	175,258
Nippon Electric Glass Co., Ltd.	4,000	21,364
Omron Corp.	2,300	82,949
Shimadzu Corp.	2,000	18,923
TDK Corp.	1,300	50,918
TE Connectivity Ltd.	7,760	401,813
Yaskawa Electric Corp.	2,000	28,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Yokogawa Electric Corp.	2,400	$34,134

		2,929,773

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	3,300	170,610
DeNA Co., Ltd.	1,180	23,985
eBay, Inc.*	21,855	1,219,290
Google, Inc., Class A*	5,254	4,602,031
Gree, Inc.	1,182	9,199
United Internet AG (Registered)	1,193	45,191
VeriSign, Inc.*	2,810	143,001
Yahoo! Japan Corp.	16,100	91,233
Yahoo!, Inc.*	17,720	587,595

		6,892,135

IT Services (1.0%)
Accenture plc, Class A	12,160	895,463
Amadeus IT Holding S.A., Class A	4,253	150,746
AtoS	623	48,656
Automatic Data Processing, Inc.	9,035	653,953
Cap Gemini S.A.	1,611	95,830
Cognizant Technology Solutions Corp., Class A*	5,650	463,978
Computer Sciences Corp.	2,795	144,613
Computershare Ltd.	5,286	48,919
Fidelity National Information Services, Inc.	5,425	251,937
Fiserv, Inc.*	2,485	251,109
Fujitsu Ltd.*	20,000	74,470
International Business Machines Corp.	19,515	3,613,788
ITOCHU Techno-Solutions Corp.	200	7,101
Mastercard, Inc., Class A	1,991	1,339,505
Nomura Research Institute Ltd.	1,100	38,161
NTT Data Corp.	1,500	50,435
Otsuka Corp.	200	25,474
Paychex, Inc.	5,965	242,418
Teradata Corp.*	3,000	166,320
Total System Services, Inc.	2,965	87,230
Visa, Inc., Class A	9,540	1,823,094
Western Union Co.	10,330	192,758

		10,665,958

Office Electronics (0.1%)
Brother Industries Ltd.	2,600	29,255
Canon, Inc.	12,677	403,673
Konica Minolta, Inc.	5,000	41,915
Ricoh Co., Ltd.	7,000	80,543
Xerox Corp.	22,895	235,589

		790,975

Semiconductors & Semiconductor Equipment (0.6%)
Advantest Corp.	1,606	18,479
Altera Corp.	5,905	219,430
Analog Devices, Inc.	5,740	270,067
Applied Materials, Inc.	22,415	393,159
ARM Holdings plc	15,626	249,428
ASM Pacific Technology Ltd.	2,600	26,382
ASML Holding N.V	3,996	394,637
Broadcom Corp., Class A	9,790	254,638
First Solar, Inc.*	1,240	49,860
Infineon Technologies AG	12,085	120,902
Intel Corp.	92,955	2,130,529
KLA-Tencor Corp.	3,130	190,460
Lam Research Corp.*	2,979	152,495
Linear Technology Corp.	4,280	169,745
LSI Corp.	10,245	80,116
Microchip Technology, Inc.	3,660	147,461
Micron Technology, Inc.*	19,195	335,337
NVIDIA Corp.	10,740	167,114
Rohm Co., Ltd.	1,000	40,999
STMicroelectronics N.V.	7,126	65,719
Sumco Corp.	1,200	9,730
Teradyne, Inc.*	3,480	57,490
Texas Instruments, Inc.	20,710	833,992
Tokyo Electron Ltd.	1,900	101,673
Xilinx, Inc.	4,895	229,380

		6,709,222

Software (1.0%)
Adobe Systems, Inc.*	9,375	486,937
Autodesk, Inc.*	4,150	170,856
CA, Inc.	6,145	182,322
Citrix Systems, Inc.*	3,540	249,959
Dassault Systemes S.A.	701	93,583
Electronic Arts, Inc.*	5,645	144,230
GungHo Online Entertainment, Inc.*	39	30,273
Intuit, Inc.	5,225	346,470
Konami Corp.	1,100	25,358
Microsoft Corp.	140,635	4,684,552
Nexon Co., Ltd.	1,221	14,856
NICE Systems Ltd.	645	26,576
Nintendo Co., Ltd.	1,200	135,877
Oracle Corp.	68,695	2,278,613
Oracle Corp. Japan	400	14,894
Red Hat, Inc.*	3,555	164,028
Sage Group plc	12,408	66,248
Salesforce.com, Inc.*	10,146	526,679
SAP AG	10,302	761,939
Symantec Corp.	13,020	322,245
Trend Micro, Inc.	1,100	40,902

		10,767,397

Total Information Technology		56,329,779

Materials (2.0%)
Chemicals (1.1%)
Air Liquide S.A.	3,486	485,516
Air Products and Chemicals, Inc.	3,945	420,419
Air Water, Inc.	2,000	29,442
Airgas, Inc.	1,225	129,911
Akzo Nobel N.V.	2,682	176,247
Arkema S.A.	702	78,208
Asahi Kasei Corp.	14,000	105,255
BASF SE	10,270	985,068
CF Industries Holdings, Inc.	1,146	241,611
Croda International plc	1,519	65,289
Daicel Corp.	3,000	27,010
Dow Chemical Co.	22,635	869,184
E.I. du Pont de Nemours & Co.	17,165	1,005,182
Eastman Chemical Co.	2,870	223,573
Ecolab, Inc.	4,970	490,837
EMS-Chemie Holding AG (Registered)	92	32,554
FMC Corp.	2,500	179,300
Fuchs Petrolub SE (Preference)	397	33,245
Givaudan S.A. (Registered)*	93	135,847
Hitachi Chemical Co., Ltd.	1,200	19,277
Incitec Pivot Ltd.	18,211	45,700
International Flavors & Fragrances, Inc.	1,545	127,153
Israel Chemicals Ltd.	4,980	42,027
Israel Corp., Ltd.*	31	16,371

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson Matthey plc	2,292	$104,191
JSR Corp.	2,000	37,052
K+S AG (Registered)	1,926	49,923
Kaneka Corp.	3,000	19,533
Kansai Paint Co., Ltd.	3,148	41,698
Koninklijke DSM N.V.	1,725	130,172
Kuraray Co., Ltd.	4,000	47,815
Lanxess AG	931	60,431
Linde AG	2,072	410,375
LyondellBasell Industries N.V., Class A	8,416	616,304
Mitsubishi Chemical Holdings Corp.	15,000	69,892
Mitsubishi Gas Chemical Co., Inc.	4,000	33,532
Mitsui Chemicals, Inc.	9,000	24,630
Monsanto Co.	10,020	1,045,787
Mosaic Co.	5,175	222,628
Nitto Denko Corp.	1,900	123,516
Orica Ltd.	4,102	76,765
PPG Industries, Inc.	2,705	451,897
Praxair, Inc.	5,580	670,772
Sherwin-Williams Co.	1,615	294,221
Shin-Etsu Chemical Co., Ltd.	4,600	280,787
Showa Denko KK	16,000	21,649
Sigma-Aldrich Corp.	2,210	188,513
Sika AG	25	72,870
Solvay S.A.	663	99,426
Sumitomo Chemical Co., Ltd.	16,000	60,878
Syngenta AG (Registered)	1,042	425,626
Taiyo Nippon Sanso Corp.	3,000	20,082
Teijin Ltd.	10,000	22,992
Toray Industries, Inc.	16,000	104,990
Ube Industries Ltd.	11,000	20,703
Umicore S.A.	1,275	61,941
Yara International ASA	2,066	85,310

		11,961,127

Construction Materials (0.1%)
Boral Ltd.	8,654	38,752
CRH plc	8,156	194,803
Fletcher Building Ltd.	7,671	60,526
HeidelbergCement AG	1,573	121,319
Holcim Ltd. (Registered)*	2,560	190,510
Imerys S.A.	380	26,532
James Hardie Industries plc (CDI)	4,938	49,199
Lafarge S.A.	1,683	117,235
Taiheiyo Cement Corp.	13,000	56,605
Vulcan Materials Co.	2,410	124,862

		980,343

Containers & Packaging (0.1%)
Amcor Ltd.	13,492	131,657
Avery Dennison Corp.	1,780	77,466
Ball Corp.	2,790	125,215
Bemis Co., Inc.	1,850	72,168
MeadWestvaco Corp.	3,290	126,270
Owens-Illinois, Inc.*	3,000	90,060
Rexam plc	8,850	69,000
Sealed Air Corp.	3,635	98,836
Toyo Seikan Kaisha Ltd.	1,865	36,505

		827,177

Metals & Mining (0.6%)
Alcoa, Inc.	19,960	162,075
Allegheny Technologies, Inc.	2,015	61,498
Alumina Ltd.*	28,239	27,003
Anglo American plc	15,583	382,951
Antofagasta plc	4,409	58,422
ArcelorMittal S.A.	11,173	153,572
BHP Billiton Ltd.	35,911	1,197,339
BHP Billiton plc	23,616	695,821
Boliden AB	3,058	45,822
Cliffs Natural Resources, Inc.	2,845	58,323
Daido Steel Co., Ltd.	3,000	17,580
Fortescue Metals Group Ltd.	17,407	77,135
Freeport-McMoRan Copper & Gold, Inc.	19,420	642,414
Fresnillo plc	2,060	32,449
Glencore Xstrata plc*	118,640	646,687
Hitachi Metals Ltd.	2,000	24,498
Iluka Resources Ltd.	4,682	50,055
JFE Holdings, Inc.	5,500	142,291
Kobe Steel Ltd.*	27,000	49,992
Maruichi Steel Tube Ltd.	600	14,882
Mitsubishi Materials Corp.	12,000	49,443
Newcrest Mining Ltd.	8,571	93,552
Newmont Mining Corp.	9,295	261,190
Nippon Steel & Sumitomo Metal Corp.	84,145	285,063
Norsk Hydro ASA	10,410	43,158
Nucor Corp.	5,865	287,502
Randgold Resources Ltd.	980	70,616
Rio Tinto Ltd.	4,873	280,671
Rio Tinto plc	14,213	695,575
Sumitomo Metal Mining Co., Ltd.	6,000	84,602
ThyssenKrupp AG*	4,315	103,208
United States Steel Corp.	2,605	53,637
Vedanta Resources plc	1,043	18,270
Voestalpine AG	1,254	59,962
Yamato Kogyo Co., Ltd.	500	18,516

		6,945,774

Paper & Forest Products (0.1%)
International Paper Co.	8,245	369,376
Oji Holdings Corp.	8,000	37,438
Stora Enso Oyj, Class R	6,153	52,151
UPM-Kymmene Oyj	5,905	81,723

		540,688

Total Materials		21,255,109

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	100,621	3,403,002
Belgacom S.A	1,701	45,219
Bezeq Israeli Telecommunication Corp., Ltd.	21,329	39,220
BT Group plc	88,113	488,420
CenturyLink, Inc.	11,359	356,445
Deutsche Telekom AG (Registered)	31,406	455,255
Elisa Oyj	1,589	37,877
Frontier Communications Corp.	18,640	77,729
Hellenic Telecommunications Organization S.A.*	2,740	28,542
HKT Trust/HKT Ltd.	25,111	23,570
Iliad S.A.	258	60,209
Inmarsat plc	5,012	57,528
Koninklijke (Royal) KPN N.V.*	35,809	114,086
Nippon Telegraph & Telephone Corp.	4,859	251,119
Orange S.A.	20,732	259,970
PCCW Ltd.	44,000	19,459
Portugal Telecom SGPS S.A. (Registered)	7,016	31,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Singapore Telecommunications Ltd.	89,000	$264,613
Swisscom AG (Registered)	261	125,428
TDC A/S	8,171	69,140
Telecom Corp. of New Zealand Ltd.	20,317	39,233
Telecom Italia S.p.A.	112,513	92,850
Telecom Italia S.p.A. (RNC)	67,378	44,747
Telefonica Deutschland Holding AG	3,122	24,645
Telefonica S.A.	45,797	713,119
Telekom Austria AG	2,476	20,761
Telenor ASA	7,849	179,346
TeliaSonera AB	26,628	204,018
Telstra Corp., Ltd.	48,694	225,770
Verizon Communications, Inc.	53,515	2,497,010
Vivendi S.A.	13,333	306,728
Windstream Holdings, Inc.	11,045	88,360
Ziggo N.V.	1,677	67,926

		10,712,960

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	5,530	403,856
KDDI Corp.	6,018	308,568
Millicom International Cellular S.A. (SDR)	739	65,256
NTT DOCOMO, Inc.	17,100	276,954
Softbank Corp.	10,800	746,040
StarHub Ltd.	5,924	20,258
Tele2 AB, Class B	3,561	45,547
Vodafone Group plc	544,263	1,903,192

		3,769,671

Total Telecommunication Services		14,482,631

Utilities (1.3%)
Electric Utilities (0.7%)
Acciona S.A.	289	16,442
American Electric Power Co., Inc.	9,050	392,318
Cheung Kong Infrastructure Holdings Ltd.	7,000	48,511
Chubu Electric Power Co., Inc.	7,200	98,593
Chugoku Electric Power Co., Inc.	3,300	52,373
CLP Holdings Ltd.	20,000	162,844
Contact Energy Ltd.	4,099	18,418
Duke Energy Corp.	13,239	884,100
EDF S.A.	2,166	68,510
Edison International	6,095	280,736
EDP - Energias de Portugal S.A.	22,440	81,967
Enel S.p.A.	73,598	281,974
Entergy Corp.	3,320	209,791
Exelon Corp.	15,950	472,758
FirstEnergy Corp.	7,780	283,581
Fortum Oyj	4,967	111,949
Hokkaido Electric Power Co., Inc.*	2,100	28,265
Hokuriku Electric Power Co.	1,900	27,719
Iberdrola S.A.	53,122	308,665
Kansai Electric Power Co., Inc.*	7,900	101,267
Kyushu Electric Power Co., Inc.*	4,800	68,414
NextEra Energy, Inc.	7,990	640,478
Northeast Utilities	5,820	240,075
Pepco Holdings, Inc.	4,580	84,547
Pinnacle West Capital Corp.	2,040	111,670
Power Assets Holdings Ltd.	15,500	138,694
PPL Corp.	11,800	358,484
Red Electrica Corporacion S.A.	1,210	68,866
Shikoku Electric Power Co., Inc.*	2,000	33,918
Southern Co.	16,255	669,381
SP AusNet	18,826	21,075
SSE plc	10,783	257,310
Terna Rete Elettrica Nazionale S.p.A.	16,855	76,068
Tohoku Electric Power Co., Inc.*	5,100	62,573
Tokyo Electric Power Co., Inc.*	16,100	100,077
Verbund AG	762	17,247
Xcel Energy, Inc.	9,290	256,497

		7,136,155

Gas Utilities (0.1%)
AGL Resources, Inc.	2,143	98,642
APA Group	9,344	52,040
Enagas S.A.	2,136	52,347
Gas Natural SDG S.A.	3,916	81,744
Hong Kong & China Gas Co., Ltd.	63,600	153,016
ONEOK, Inc.	3,810	203,149
Osaka Gas Co., Ltd.	21,000	89,303
Snam S.p.A.	22,686	114,906
Toho Gas Co., Ltd.	4,633	24,227
Tokyo Gas Co., Ltd.	27,000	147,780

		1,017,154

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	11,530	153,234
Electric Power Development Co., Ltd.	1,300	42,321
Enel Green Power S.p.A.	19,566	41,955
NRG Energy, Inc.	6,020	164,527

		402,037

Multi-Utilities (0.5%)
AGL Energy Ltd.	6,197	89,146
Ameren Corp.	4,520	157,477
CenterPoint Energy, Inc.	7,940	190,322
Centrica plc	57,871	346,362
CMS Energy Corp.	4,925	129,626
Consolidated Edison, Inc.	5,430	299,410
Dominion Resources, Inc.	10,840	677,283
DTE Energy Co.	3,260	215,095
E.ON SE	20,136	358,219
GDF Suez S.A.	14,838	372,767
Integrys Energy Group, Inc.	1,415	79,084
National Grid plc	41,007	484,951
NiSource, Inc.	5,795	179,008
PG&E Corp.	8,235	336,976
Public Service Enterprise Group, Inc.	9,425	310,365
RWE AG	5,472	186,106
RWE AG (Preference)	436	14,304
SCANA Corp.	2,570	118,323
Sempra Energy	4,270	365,512
Suez Environnement Co. S.A.	3,138	50,900
TECO Energy, Inc.	3,775	62,438
Veolia Environnement S.A.	3,795	64,818
Wisconsin Energy Corp.	4,220	170,404

		5,258,896

Water Utilities (0.0%)
Severn Trent plc	2,671	76,233
United Utilities Group plc	7,624	85,287

		161,520

Total Utilities		13,975,762

Total Common Stocks (38.9%) (Cost $375,167,141)		420,262,357

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (7.6%)
SPDR S&P 500 ETF Trust (Cost $69,331,062)	484,907	81,512,867

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (31.0%)
U.S. Government Agencies (4.2%)
Federal Home Loan Bank
0.375%, 11/27/13	$510,000	$510,217
0.375%, 1/29/14	2,010,000	2,011,680
0.250%, 2/20/15	5,970,000	5,972,960
4.750%, 12/16/16	100,000	112,608
5.000%, 11/17/17	6,720,000	7,756,261
Federal Home Loan Mortgage Corp.
1.375%, 2/25/14	825,000	828,617
1.000%, 8/27/14	730,000	735,483
0.750%, 11/25/14	1,430,000	1,439,096
0.500%, 4/17/15	1,060,000	1,063,764
2.000%, 8/25/16	1,135,000	1,176,812
0.750%, 1/12/18	970,000	945,804
0.875%, 3/7/18	2,130,000	2,082,102
3.750%, 3/27/19	80,000	88,104
2.375%, 1/13/22	4,363,000	4,240,157
Federal National Mortgage Association
0.750%, 12/18/13	260,000	260,362
1.250%, 2/27/14	1,035,000	1,039,793
0.875%, 8/28/14	4,535,000	4,563,612
4.625%, 10/15/14	25,000	26,153
2.625%, 11/20/14	1,015,000	1,042,964
0.500%, 5/27/15	5,050,000	5,068,760
0.500%, 3/30/16	1,525,000	1,522,914
1.250%, 1/30/17	1,070,000	1,081,722
1.125%, 4/27/17	1,045,000	1,048,954
0.875%, 12/20/17	960,000	943,135

		45,562,034

U.S. Treasuries (26.8%)
U.S. Treasury Bonds
7.125%, 2/15/23	1,110,000	1,544,884
U.S. Treasury Notes
0.250%, 11/30/13	610,000	610,185
2.000%, 11/30/13	829,100	831,744
0.125%, 12/31/13	245,000	245,048
1.250%, 2/15/14	640,000	642,850
1.250%, 3/15/14	1,022,000	1,027,549
2.625%, 6/30/14	740,000	753,954
4.250%, 8/15/14	470,000	486,893
0.250%, 9/15/14	3,195,000	3,199,243
2.375%, 9/30/14	1,625,000	1,661,348
0.500%, 10/15/14	5,615,000	5,636,413
2.375%, 10/31/14	2,025,000	2,073,647
0.375%, 11/15/14	5,345,000	5,358,493
2.125%, 11/30/14	4,305,000	4,403,544
0.250%, 12/15/14	2,695,000	2,697,921
2.625%, 12/31/14	3,295,000	3,395,781
2.250%, 1/31/15	3,760,000	3,863,106
0.250%, 2/15/15	5,575,000	5,579,138
4.000%, 2/15/15	950,000	999,314
0.375%, 3/15/15	3,680,000	3,688,769
0.375%, 4/15/15	1,645,000	1,648,534
0.125%, 4/30/15	7,300,000	7,286,526
2.500%, 4/30/15	1,510,600	1,564,371
0.375%, 6/30/15	12,700,000	12,721,518
0.250%, 7/31/15	33,695,000	33,669,992
1.250%, 8/31/15	2,865,000	2,916,242
1.250%, 9/30/15	1,940,000	1,975,655
1.375%, 11/30/15	2,135,000	2,180,682
2.125%, 12/31/15	3,406,000	3,538,016
0.375%, 1/15/16	1,255,000	1,254,154
2.000%, 1/31/16	2,250,000	2,332,595
2.125%, 2/29/16	705,000	733,641
1.500%, 6/30/16	2,275,000	2,333,030
3.250%, 7/31/16	1,285,000	1,381,275
1.000%, 8/31/16	1,310,000	1,323,919
3.000%, 8/31/16	990,000	1,057,753
1.000%, 9/30/16	4,255,000	4,298,880
3.000%, 9/30/16	1,445,000	1,545,247
1.000%, 10/31/16	885,000	893,202
3.125%, 10/31/16	710,000	762,584
0.875%, 11/30/16	2,429,000	2,439,817
0.875%, 12/31/16	1,355,000	1,359,697
0.875%, 1/31/17	1,375,000	1,378,370
3.125%, 1/31/17	1,327,100	1,429,030
0.875%, 2/28/17	845,000	846,172
3.000%, 2/28/17	735,000	788,919
3.250%, 3/31/17	910,000	985,013
2.750%, 5/31/17	505,000	538,417
2.500%, 6/30/17	520,000	549,737
0.500%, 7/31/17	1,670,000	1,638,655
2.375%, 7/31/17	2,114,100	2,223,108
4.750%, 8/15/17	1,974,000	2,256,413
1.875%, 8/31/17	2,110,000	2,178,596
0.750%, 10/31/17	3,870,000	3,816,863
1.875%, 10/31/17	3,710,000	3,825,937
2.250%, 11/30/17	4,910,000	5,135,265
0.750%, 12/31/17	2,475,000	2,432,993
2.750%, 12/31/17	5,365,000	5,723,889
2.625%, 1/31/18	5,365,000	5,692,768
3.500%, 2/15/18	1,150,000	1,263,349
2.750%, 2/28/18	2,420,000	2,582,594
2.875%, 3/31/18	2,420,000	2,594,268
1.000%, 5/31/18	6,135,000	6,056,276
1.375%, 6/30/18	11,675,000	11,705,783
2.375%, 6/30/18	5,250,000	5,507,886
1.375%, 7/31/18	7,780,000	7,793,752
1.500%, 8/31/18	5,325,000	5,360,622
1.375%, 9/30/18	2,115,000	2,113,368
3.750%, 11/15/18	1,735,000	1,935,711
1.375%, 12/31/18	1,240,000	1,233,945
1.250%, 1/31/19	1,250,000	1,234,131
1.375%, 2/28/19	1,355,000	1,344,414
1.500%, 3/31/19	1,215,000	1,211,251
3.125%, 5/15/19	1,990,000	2,156,216
3.625%, 8/15/19	1,755,000	1,948,016
3.375%, 11/15/19	2,580,000	2,830,089
3.625%, 2/15/20	1,905,000	2,116,336
1.250%, 2/29/20	1,020,000	981,680
1.125%, 3/31/20	7,030,000	6,698,684
3.500%, 5/15/20	3,200,000	3,528,938
2.625%, 8/15/20	2,915,000	3,042,218
2.625%, 11/15/20	1,695,000	1,762,668
3.625%, 2/15/21	1,750,000	1,936,279
3.125%, 5/15/21	2,430,000	2,597,039
2.125%, 8/15/21	2,355,000	2,335,705
2.000%, 11/15/21	1,585,000	1,549,260
2.000%, 2/15/22	2,415,000	2,347,455
1.750%, 5/15/22	2,015,000	1,908,327
1.625%, 8/15/22	4,960,000	4,620,550
1.625%, 11/15/22	2,585,000	2,393,119
2.000%, 2/15/23	4,300,000	4,095,288
1.750%, 5/15/23	6,680,000	6,189,437

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/15/23	$3,365,000	$3,330,561

		289,662,514

Total Long-Term Debt Securities (31.0%) (Cost $337,888,618)		335,224,548

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13(b)*	61,856	8,452
Barclays plc, expiring 10/2/13*	34,164	44,662

		53,114

Real Estate Management & Development (0.0%)
New World Development Co., Ltd.,expiring 12/31/49(b)*†	423	—

Total Financials		53,114

Industrials (0.0%)
Transportation Infrastructure (0.0%)
Abertis Infraestructuras S.A.,expiring 10/9/13*	4,100	3,988

Total Industrials		3,988

Total Rights (0.0%) (Cost $—)		57,102

Total Investments (77.5%) (Cost $782,386,821)		837,056,874
Other Assets Less Liabilities (22.5%)		243,240,586

Net Assets (100%)		$1,080,297,460

*	Non-income producing.

†	Securities (totaling $51,757 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	270	December-13	$33,371,377	$34,125,469	$754,092
E-Mini MSCI EAFE Index	679	December-13	61,329,872	61,626,040	296,168
Russell 2000 Mini Index	401	December-13	42,128,665	42,963,140	834,475
S&P 500 E-Mini Index	1	December-13	84,914	83,715	(1,199)
S&P MidCap 400 E-Mini Index	344	December-13	42,195,557	42,676,640	481,083
U.S. Ultra Bond	15	December-13	2,052,174	2,131,406	79,232

					$2,443,851

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar,expiring 12/17/13	Barclays Bank plc	2,260	$3,058,054	$3,017,270	$40,784
Japanese Yen vs. U.S. Dollar,expiring 12/17/13	Barclays Bank plc	215,505	2,193,578	2,177,757	15,821

					$56,605

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar,expiring 12/17/13	BNP Paribas	6,601	$6,095,575	$6,127,224	$(31,649)
European Union Euro vs. U.S. Dollar,expiring 12/17/13	Goldman Sachs Group, Inc.	795	1,060,911	1,075,731	(14,820)
European Union Euro vs. U.S. Dollar,expiring 12/17/13	JPMorgan Chase Bank	7,695	10,209,149	10,412,266	(203,117)
Japanese Yen vs. U.S. Dollar,expiring 12/17/13	Barclays Bank plc	909,907	9,066,458	9,261,743	(195,285)
Japanese Yen vs. U.S. Dollar,expiring 12/17/13	BNP Paribas	127,689	1,307,655	1,299,718	7,937
Japanese Yen vs. U.S. Dollar,expiring 12/17/13	Royal Bank of Scotland	102,489	1,025,477	1,043,213	(17,736)
					$(454,670)

					$(398,065)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$35,137,404	$16,550,716	$—	$51,688,120
Consumer Staples	28,062,911	15,715,186	—	43,778,097
Energy	29,383,308	9,577,676	—	38,960,984
Financials	45,563,892	35,375,756	51,757	80,991,405
Health Care	36,579,524	13,941,328	—	50,520,852
Industrials	30,116,276	18,163,342	—	48,279,618
Information Technology	50,257,805	6,071,974	—	56,329,779
Materials	9,788,184	11,466,925	—	21,255,109
Telecommunication Services	6,826,402	7,656,229	—	14,482,631
Utilities	8,795,291	5,180,471	—	13,975,762
Forward Currency Contracts	—	64,542	—	64,542
Futures	2,445,050	—	—	2,445,050
Government Securities
U.S. Government Agencies	—	45,562,034	—	45,562,034
U.S. Treasuries	—	289,662,514	—	289,662,514
Investment Companies
Exchange Traded Funds (ETFs)	81,512,867	—	—	81,512,867
Rights
Financials	—	53,114	—	53,114
Industrials	—	3,988	—	3,988

Total Assets	$364,468,914	$475,045,795	$51,757	$839,566,466

Liabilities:
Forward Currency Contracts	$—	$(462,607)	$—	$(462,607)
Futures	(1,199)	—	—	(1,199)

Total Liabilities	$(1,199)	$(462,607)	$—	$(463,806)

Total	$364,467,715	$474,583,188	$51,757	$839,102,660

(a)	A security with a market value of $51,757 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$505,476,811
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$190,184,273

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,131,927
Aggregate gross unrealized depreciation	(7,758,717)

Net unrealized appreciation	$54,373,210

Federal income tax cost of investments	$782,683,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (13.4%)
Asset-Backed Securities (6.6%)
Ally Auto Receivables Trust,
Series 2012-SN1 A3
0.570%, 8/20/15	$35,000	$34,998
Series 2013-SN1 A3
0.720%, 5/20/16	19,000	19,011
American Express Credit Account Master Trust,
Series 2012-3 A
0.332%, 3/15/18(l)	1,529,000	1,521,134
American Express Credit Account Secured Note Trust,
Series 2012-4 A
0.422%, 5/15/20(l)	4,790,000	4,778,350
AmeriCredit Automobile Receivables Trust,
Series 2012-3 A3
0.960%, 1/9/17	70,000	70,083
Series 2013-3 A3
0.920%, 4/9/18	25,000	24,989
Capital One Multi-Asset Execution Trust,
Series 2007-A1 A1
0.232%, 11/15/19	4,810,000	4,757,506
Series 2007-A2 A2
0.262%, 12/16/19(l)	5,000,000	4,947,524
CarMax Auto Owner Trust,
Series 2011-3 A3
1.070%, 6/15/16	20,891	20,961
Chase Issuance Trust,
Series 2007-A2 A2
0.232%, 4/15/19(l)	5,000,000	4,954,239
Citibank Omni Master Trust,
Series 2009-A13 A13
5.350%, 8/15/18§	3,058,000	3,179,269
Series 2009-A14A A14
2.932%, 8/15/18(l)§	4,875,000	4,972,010
Series 2009-A17 A17
4.900%, 11/15/18§	6,728,000	7,035,521
CNH Equipment Trust,
Series 2013-A A3
0.690%, 6/15/18	70,000	69,828
Series 2013-C A2
0.630%, 1/17/17	2,702,964	2,703,809
Ford Auto Securitization Trust,
Series 2013-R4A A1
1.487%, 8/15/15(b)§	3,234,000	3,139,653
Ford Credit Auto Owner Trust,
Series 2013-A A2
0.380%, 11/15/15	1,259,676	1,259,189
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 A1
0.740%, 9/15/16	100,000	100,051
Series 2012-4 A2
0.532%, 9/15/16(l)	4,750,000	4,748,859
GE Capital Credit Card Master Note Trust,
Series 2012-1 A
1.030%, 1/15/18	100,000	100,480
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A
0.670%, 6/20/17(l)	4,750,000	4,759,465
Gracechurch Card Funding plc,
Series 2012-4A A
0.882%, 6/15/17(b)(l)§	4,735,000	4,759,336
Hyundai Auto Receivables Trust,
Series 2012-B A2
0.540%, 1/15/15	267,205	267,253
M&T Bank Auto Receivables Trust,
Series 2013-1A A3
1.060%, 11/15/17(b)§	3,979,000	3,978,988
Nissan Auto Lease Trust,
Series 2012-A A2B
0.342%, 7/15/14(l)	218,155	218,136
Nissan Master Owner Trust Receivables,
Series 2012-A A
0.652%, 5/15/17(l)	33,000	33,051

		62,453,693

Non-Agency CMO (6.8%)
Banc of America Commercial Mortgage Trust,
Series 2006-5 A1A
5.415%, 9/10/47	3,166,317	3,478,334
Banc of America Commercial Mortgage, Inc.,
Series 2004-2 A5
4.580%, 11/10/38	2,935,724	2,959,153
Banc of America Large Loan Trust,
Series 2010 HLTN
2.482%, 11/15/15(l)§	1,884,130	1,887,152
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.951%, 3/15/49(l)	6,646	7,289
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	1,223,218	1,342,947
Commercial Mortgage Pass-Through Certificates,
Series 2006-FL12 AJ
0.312%, 12/15/20(l)§	396,252	393,076
Series 2012-9W57 A
2.365%, 2/10/29§	2,140,632	2,191,021
Series 2012-LC4 A1
1.156%, 12/10/44	992,428	992,700
DB-UBS Mortgage Trust,
Series 2011-LC1A A1
3.742%, 11/10/46(b)§	3,854,825	4,062,995
Series 2011-LC2A A2
3.386%, 7/10/44(b)§	4,565,000	4,791,602
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.982%, 12/5/31(l)§	612,000	611,472
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9 A4
5.444%, 3/10/39	1,529,023	1,695,405
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	3,058,046	3,190,833
Series 2007-EOP A3
1.456%, 3/6/20(l)§	928,517	929,839
Series 2012-GC6 A1
1.282%, 1/10/45	624,099	625,701
Series 2013-GC14 A1
1.217%, 8/10/46	4,726,811	4,722,585
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(b)(l)§	3,258,520	3,328,083
Series 2005-CB11 ASB
5.201%, 8/12/37(l)	444,878	449,763

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2005-CB12 ASB
4.846%, 9/12/37	$589,678	$603,088
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	1,652,205	1,715,011
Series 2007-CB18 A4
5.440%, 6/12/47	1,498,443	1,651,638
Series 2010-C1 A1
3.853%, 6/15/43(b)§	4,255,075	4,420,060
Series 2011-C5 A1
1.600%, 8/15/46	32,200	32,425
Series 2012-C6 A2
2.206%, 5/15/45	4,700,000	4,786,259
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12 A1
1.085%, 7/15/45	22,982	22,862
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5
5.150%, 4/15/30(l)	1,223,218	1,290,621
Merrill Lynch Floating Trust,
Series 2008-LAQA A1
0.720%, 7/9/21(l)§	517,786	516,214
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-C2 A1A
5.739%, 8/12/43(l)	11,914	13,168
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A1A
5.166%, 12/12/49(l)	32,033	35,121
Series 2006-4 A3
5.172%, 12/12/49(l)	611,609	668,348
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7 A1
0.738%, 2/15/46	98,950	97,966
Series 2013-C8 A1
0.777%, 12/15/48	157,183	155,617
Morgan Stanley Capital I Trust,
Series 2007-T27 A1A
5.815%, 6/11/42(l)	22,227	25,150
Morgan Stanley Capital I, Inc.,
Series 2011-C1 A1
2.602%, 9/15/47§	1,614,848	1,642,694
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.993%, 8/12/45(l)§	917,414	1,019,789
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10 SL
5.760%, 2/15/41§	1,216,586	1,232,552
Series 2006-C25 A1A
5.910%, 5/15/43(l)	14,707	16,131
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.976%, 3/23/45(b)(l)§	3,096,131	3,199,671
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	405,813	411,650
Series 2012-C6 A1
1.081%, 4/15/45	3,076,739	3,071,730
Series 2012-C9 A1
0.673%, 11/15/45	106,263	105,301

		64,393,016

Total Asset-Backed and Mortgage-Backed Securities		126,846,709

Corporate Bonds (5.7%)
Consumer Discretionary (0.4%)
Automobiles (0.1%)
Daimler Finance North America LLC
0.858%, 3/28/14(l)§	823,000	824,605

Media (0.3%)
NBCUniversal Enterprise, Inc.
0.805%, 4/15/16(b)(l)§	2,829,000	2,839,043
0.953%, 4/15/18(l)§	306,000	308,800

		3,147,843

Total Consumer Discretionary		3,972,448

Consumer Staples (0.6%)
Beverages (0.1%)
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	1,223,000	1,223,937

Food & Staples Retailing (0.2%)
Walgreen Co.
0.754%, 3/13/14(l)	2,175,000	2,177,719

Tobacco (0.3%)
Altria Group, Inc.
8.500%, 11/10/13	2,435,000	2,454,885

Total Consumer Staples		5,856,541

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Enterprise Products Operating LLC
1.250%, 8/13/15	765,000	768,154

Total Energy		768,154

Financials (2.4%)
Capital Markets (0.6%)
Bank of New York Mellon Corp.
0.489%, 3/4/16(l)	2,505,000	2,502,135
Goldman Sachs Group, Inc.
5.000%, 10/1/14	1,593,000	1,660,109
Morgan Stanley
6.000%, 5/13/14	1,376,000	1,417,885

		5,580,129

Commercial Banks (0.3%)
Union Bank N.A.
1.209%, 6/6/14(l)	2,485,000	2,496,555

Consumer Finance (0.6%)
HSBC USA, Inc.
2.375%, 2/13/15	2,450,000	2,501,022
Toyota Motor Credit Corp.
0.553%, 5/17/16(l)	3,058,000	3,057,447

		5,558,469

Diversified Financial Services (0.9%)
Bank of America Corp.
7.375%, 5/15/14	2,375,000	2,471,466
Citigroup, Inc.
0.383%, 3/7/14(l)	3,454,000	3,451,611

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
General Electric Capital Corp.
4.750%, 9/15/14	$2,385,000	$2,484,902
JPMorgan Chase & Co.
3.400%, 6/24/15	612,000	637,461

		9,045,440

Total Financials		22,680,593

Health Care (1.6%)
Biotechnology (0.5%)
Amgen, Inc.
2.500%, 11/15/16	2,286,000	2,367,143
Gilead Sciences, Inc.
3.050%, 12/1/16	1,882,000	1,983,508

		4,350,651

Health Care Providers & Services (0.1%)
WellPoint, Inc.
1.250%, 9/10/15	1,223,000	1,232,496

Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	765,000	768,741

Pharmaceuticals (0.9%)
AbbVie, Inc.
1.200%, 11/6/15	2,500,000	2,511,756
Eli Lilly and Co.
4.200%, 3/6/14	2,187,000	2,222,146
Merck & Co., Inc.
5.300%, 12/1/13	2,455,000	2,474,750
Novartis Capital Corp.
4.125%, 2/10/14	1,786,000	1,810,157

		9,018,809

Total Health Care		15,370,697

Information Technology (0.3%)
Computers & Peripherals (0.3%)
Hewlett-Packard Co.
6.125%, 3/1/14	2,425,000	2,481,593

Total Information Technology		2,481,593

Materials (0.3%)
Chemicals (0.3%)
Ecolab, Inc.
3.000%, 12/8/16	2,414,000	2,532,920

Total Materials		2,532,920

Total Corporate Bonds		53,662,946

Government Securities (80.2%)
Agency CMO (1.5%)
Federal Home Loan Mortgage Corp.
0.482% 8/15/25(l)	137,724	138,326
0.582% 7/15/34(l)	398,879	398,839
0.682% 2/15/41(l)	379,332	381,338
0.632% 9/15/41(l)	770,810	771,788
Federal National Mortgage Association
0.629% 6/25/36(l)	407,741	409,778
0.379% 10/27/37(l)	2,048,891	2,019,560
0.859% 12/25/37(l)	430,191	435,173
0.759% 6/25/41(l)	1,024,619	1,031,267
0.729% 9/25/41(l)	628,108	631,726
0.729% 9/25/41(l)	1,332,868	1,340,028
0.629% 6/25/42(l)	622,322	620,832
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600% 10/29/20	1,615,006	1,625,019
Series 2010-R3 1A
0.742% 12/8/20(l)	1,993,707	2,012,554
Series 2010-R3 2A
0.742% 12/8/20(l)	1,000,686	1,010,771
Series 2011-R4 1A
0.562% 3/6/20(l)	1,481,674	1,485,378

		14,312,377

U.S. Government Agencies (30.8%)
Federal Farm Credit Bank
0.250% 6/11/14(l)	4,587,000	4,591,119
0.132% 4/6/15(l)	70,000,000	69,988,940
0.182% 10/8/15(l)	20,000,000	20,007,740
Federal Home Loan Bank
0.150% 6/26/14(l)	630,000	630,248
5.500% 8/13/14	1,210,000	1,265,722
Federal Home Loan Mortgage Corp.
2.500% 4/23/14	4,074,000	4,128,470
1.000% 8/27/14	46,346,000	46,694,119
0.750% 11/25/14	6,529,000	6,570,531
0.350% 11/26/14	14,679,000	14,700,254
0.500% 9/14/15	15,107,000	15,100,904
0.420% 9/18/15	6,116,000	6,116,243
1.125% 1/13/16	9,174,000	9,197,168
2.000% 11/6/17	2,294,000	2,326,692
3.000% 1/17/19	14,965,000	15,071,264
Federal National Mortgage Association
0.875% 8/28/14	50,000,000	50,315,455
0.750% 1/30/15	4,587,000	4,596,104
0.750% 2/24/15	612,000	613,488
2.000% 9/21/15	1,223,000	1,259,760
1.000% 9/20/17	4,587,000	4,541,494
2.750% 4/16/19	14,572,000	14,725,972

		292,441,687

U.S. Treasuries (47.9%)
U.S. Treasury Notes
0.250% 12/15/14	91,400,000	91,499,078
0.125% 12/31/14	112,726,000	112,668,757
2.625% 12/31/14	102,628,000	105,766,970
0.250% 1/31/15	104,000,000	104,096,990
0.250% 3/31/15	27,981,100	27,994,218
0.500% 6/15/16	11,651,200	11,639,480

		453,665,493

Total Government Securities		760,419,557

Total Long-Term Debt Securities (99.3%) (Cost $940,787,028)		940,929,212

Total Investments (99.3%) (Cost $940,787,028)		940,929,212
Other Assets Less Liabilities (0.7%)		6,541,514

Net Assets (100%)		$947,470,726

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $61,675,095 or 6.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

Glossary:

CMO — Collateralized Mortgage Obligation

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	36	December-13	$4,451,142	$4,550,062	$(98,920)
2 Year U.S. Treasury Notes	1	December-13	219,671	220,266	(595)
5 Year U.S. Treasury Notes	142	December-13	16,939,939	17,188,656	(248,717)

					$(348,232)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 10/17/13	JPMorgan Chase Bank	3,234	$3,133,648	$3,138,485	$(4,837)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT DURATION GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed
Securities
Asset-Backed Securities	$—	$62,453,693	$—	$62,453,693
Non-Agency CMO	—	64,393,016	—	64,393,016
Corporate Bonds
Consumer Discretionary	—	3,972,448	—	3,972,448
Consumer Staples	—	5,856,541	—	5,856,541
Energy	—	768,154	—	768,154
Financials	—	22,680,593	—	22,680,593
Health Care	—	15,370,697	—	15,370,697
Information Technology	—	2,481,593	—	2,481,593
Materials	—	2,532,920	—	2,532,920
Government Securities
Agency CMO	—	14,312,377	—	14,312,377
U.S. Government Agencies	—	292,441,687	—	292,441,687
U.S. Treasuries	—	453,665,493	—	453,665,493

Total Assets	$—	$940,929,212	$—	$940,929,212

Liabilities:
Forward Currency Contracts	$—	$(4,837)	$—	$(4,837)
Futures	(348,232)	—	—	(348,232)

Total Liabilities	$(348,232)	$(4,837)	$—	$(353,069)

Total	$(348,232)	$940,924,375	$—	$940,576,143

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2013.

Investment security transactions for the period ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$86,584,540
Long-term U.S. government debt securities	5,418,066

$92,002,606

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$29,295,614
Long-term investments other than U.S. government debt securities	20,610,172

$49,905,786

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$516,129
Aggregate gross unrealized depreciation	(373,945)

Net unrealized appreciation	$142,184

Federal income tax cost of investments	$940,787,028

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (27.3%)
Consumer Discretionary (1.8%)
Auto Components (0.1%)
Johnson Controls, Inc.
1.750%, 3/1/14	$900,000	$904,468
5.000%, 3/30/20	31,000	34,172

		938,640

Automobiles (0.0%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	246,000	247,737

Hotels, Restaurants & Leisure (0.1%)
International Game Technology
7.500%, 6/15/19	23,000	26,989
McDonald’s Corp.
5.350%, 3/1/18	127,000	145,696
3.500%, 7/15/20	17,000	17,769
Yum! Brands, Inc.
6.250%, 3/15/18	310,000	359,286

		549,740

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	40,291
Whirlpool Corp.
8.600%, 5/1/14	11,000	11,470

		51,761

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
2.500%, 11/29/22	485,000	438,318

Media (1.0%)
CBS Corp.
8.875%, 5/15/19	54,000	68,877
Comcast Corp.
5.300%, 1/15/14	154,000	156,194
5.900%, 3/15/16	559,000	624,302
5.700%, 7/1/19	61,000	71,193
2.850%, 1/15/23	960,000	908,448
COX Communications, Inc.
5.450%, 12/15/14	20,000	21,084
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	154,000	160,185
3.550%, 3/15/15	58,000	60,297
2.400%, 3/15/17	695,000	695,941
5.200%, 3/15/20	61,000	63,995
Discovery Communications LLC
5.050%, 6/1/20	150,000	165,534
NBCUniversal Media LLC
4.375%, 4/1/21	370,000	400,118
News America, Inc.
5.300%, 12/15/14	31,000	32,699
6.900%, 3/1/19	154,000	186,309
Omnicom Group, Inc.
6.250%, 7/15/19	77,000	90,034
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	290,000	364,617
Thomson Reuters Corp.
6.500%, 7/15/18	122,000	143,174
4.700%, 10/15/19	31,000	33,671
Time Warner Cable, Inc.
7.500%, 4/1/14	77,000	79,533
5.850%, 5/1/17	154,000	167,904
8.250%, 4/1/19	154,000	177,192
5.000%, 2/1/20	57,000	57,585
4.125%, 2/15/21	405,000	384,000
Time Warner, Inc.
5.875%, 11/15/16	267,000	302,412
4.700%, 1/15/21	120,000	127,920
Viacom, Inc.
4.375%, 9/15/14	77,000	79,538
5.625%, 9/15/19	61,000	68,763
4.500%, 3/1/21	90,000	93,769
Walt Disney Co.
4.500%, 12/15/13	154,000	155,223
1.350%, 8/16/16	515,000	521,373
6.000%, 7/17/17	154,000	179,673
WPP Finance 2010
3.625%, 9/7/22	760,000	717,311

		7,358,868

Multiline Retail (0.4%)
Kohl’s Corp.
6.250%, 12/15/17	92,000	106,130
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	685,000	678,150
Nordstrom, Inc.
6.750%, 6/1/14	18,000	18,719
6.250%, 1/15/18	123,000	143,396
4.750%, 5/1/20	21,000	23,340
Target Corp.
6.000%, 1/15/18	905,000	1,061,734
3.875%, 7/15/20	135,000	144,858
2.900%, 1/15/22	820,000	801,501

		2,977,828

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	77,000	81,749
Home Depot, Inc.
5.400%, 3/1/16	496,000	548,992
Lowe’s Cos., Inc.
5.400%, 10/15/16	105,000	118,768
4.625%, 4/15/20	61,000	67,357
Staples, Inc.
9.750%, 1/15/14	154,000	157,866
TJX Cos., Inc.
6.950%, 4/15/19	45,000	54,598

		1,029,330

Total Consumer Discretionary		13,592,222

Consumer Staples (2.4%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
4.950%, 1/15/14	277,000	280,613
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	100,000	104,458
1.375%, 7/15/17	555,000	553,681
5.375%, 1/15/20	466,000	536,124
2.500%, 7/15/22	1,175,000	1,081,961
Bottling Group LLC
6.950%, 3/15/14	154,000	158,456
5.125%, 1/15/19	154,000	175,119
Coca-Cola Co.
1.500%, 11/15/15	395,000	402,087
3.300%, 9/1/21	480,000	490,330
Diageo Capital plc
7.375%, 1/15/14	154,000	156,962
5.750%, 10/23/17	92,000	105,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Diageo Finance B.V.
3.250%, 1/15/15	$31,000	$32,062
Diageo Investment Corp.
2.875%, 5/11/22	365,000	350,217
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	345,000	358,239
PepsiCo, Inc.
3.100%, 1/15/15	77,000	79,631
5.000%, 6/1/18	92,000	104,311
4.500%, 1/15/20	252,000	276,827
2.750%, 3/5/22	1,035,000	984,280

		6,231,237

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	92,000	105,232
CVS Caremark Corp.
3.250%, 5/18/15	46,000	47,835
6.125%, 8/15/16	89,000	101,243
5.750%, 6/1/17	92,000	105,183
4.750%, 5/18/20	46,000	50,607
Kroger Co.
3.900%, 10/1/15	61,000	64,266
6.150%, 1/15/20	304,000	352,240
Safeway, Inc.
6.350%, 8/15/17	92,000	103,134
5.000%, 8/15/19	154,000	160,669
Sysco Corp.
5.250%, 2/12/18	61,000	69,582
Wal-Mart Stores, Inc.
1.500%, 10/25/15	130,000	132,360
5.800%, 2/15/18	547,000	640,508
2.550%, 4/11/23	1,095,000	1,003,691

		2,936,550

Food Products (0.7%)
Campbell Soup Co.
3.375%, 8/15/14	61,000	62,522
3.050%, 7/15/17	31,000	32,524
4.500%, 2/15/19	61,000	66,212
ConAgra Foods, Inc.
3.200%, 1/25/23	965,000	900,083
General Mills, Inc.
5.700%, 2/15/17	925,000	1,050,275
5.650%, 2/15/19	199,000	230,839
Ingredion, Inc.
3.200%, 11/1/15	31,000	32,286
4.625%, 11/1/20	31,000	32,638
Kellogg Co.
4.450%, 5/30/16	230,000	250,556
3.250%, 5/21/18	960,000	1,013,804
Kraft Foods Group, Inc.
2.250%, 6/5/17	490,000	500,216
5.375%, 2/10/20	129,000	146,255
Mead Johnson Nutrition Co.
3.500%, 11/1/14	31,000	31,806
4.900%, 11/1/19	46,000	50,866
Mondelez International, Inc.
4.125%, 2/9/16	176,000	187,693
6.125%, 2/1/18	246,000	284,545
5.375%, 2/10/20	118,000	133,302
Unilever Capital Corp.
4.800%, 2/15/19	154,000	174,471

		5,180,893

Household Products (0.2%)
Clorox Co.
3.550%, 11/1/15	31,000	32,627
Colgate-Palmolive Co.
3.150%, 8/5/15	18,000	18,877
Kimberly-Clark Corp.
6.125%, 8/1/17	407,000	476,207
Procter & Gamble Co.
1.800%, 11/15/15	485,000	497,070
4.850%, 12/15/15	92,000	100,445

		1,125,226

Tobacco (0.3%)
Altria Group, Inc.
9.700%, 11/10/18	154,000	203,922
9.250%, 8/6/19	307,000	405,233
Lorillard Tobacco Co.
8.125%, 6/23/19	48,000	58,280
6.875%, 5/1/20	46,000	52,921
Philip Morris International, Inc.
5.650%, 5/16/18	997,000	1,156,448
4.500%, 3/26/20	120,000	131,272
Reynolds American, Inc.
7.625%, 6/1/16	325,000	380,152

		2,388,228

Total Consumer Staples		17,862,134

Energy (2.5%)
Energy Equipment & Services (0.4%)
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	20,000	23,529
Ensco plc
4.700%, 3/15/21	485,000	512,534
Halliburton Co.
6.150%, 9/15/19	77,000	92,417
Rowan Cos., Inc.
7.875%, 8/1/19	40,000	48,401
Transocean, Inc.
4.950%, 11/15/15	77,000	82,545
6.000%, 3/15/18	956,000	1,078,535
6.500%, 11/15/20	61,000	67,998
3.800%, 10/15/22	715,000	672,262
Weatherford International Ltd.
6.000%, 3/15/18	92,000	102,155

		2,680,376

Oil, Gas & Consumable Fuels (2.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	254,000	285,019
Apache Corp.
3.625%, 2/1/21	105,000	107,278
BP Capital Markets plc
3.625%, 5/8/14	61,000	62,196
3.875%, 3/10/15	107,000	112,014
3.125%, 10/1/15	115,000	120,252
1.375%, 11/6/17	550,000	539,912
4.500%, 10/1/20	610,000	656,287
Buckeye Partners LP
5.500%, 8/15/19	46,000	50,937
Canadian Natural Resources Ltd.
5.700%, 5/15/17	304,000	344,700
Cenovus Energy, Inc.
5.700%, 10/15/19	92,000	104,587
Chevron Corp.
4.950%, 3/3/19	189,000	217,144

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.355%, 12/5/22	$1,035,000	$952,814
ConocoPhillips Co.
5.750%, 2/1/19	335,000	391,530
6.000%, 1/15/20	154,000	182,522
Devon Energy Corp.
1.875%, 5/15/17	500,000	501,375
Enbridge Energy Partners LP
5.200%, 3/15/20	9,000	9,677
4.200%, 9/15/21	885,000	892,693
EnCana Corp.
5.900%, 12/1/17	31,000	35,619
6.500%, 5/15/19	192,000	228,116
Energy Transfer Partners LP
6.700%, 7/1/18	215,000	251,859
9.700%, 3/15/19	69,000	89,562
Enterprise Products Operating LLC
9.750%, 1/31/14	154,000	158,601
5.600%, 10/15/14	240,000	251,750
6.300%, 9/15/17	154,000	178,756
EOG Resources, Inc.
6.875%, 10/1/18	31,000	38,003
5.625%, 6/1/19	38,000	44,238
4.100%, 2/1/21	155,000	163,764
EQT Corp.
8.125%, 6/1/19	38,000	45,826
Hess Corp.
8.125%, 2/15/19	230,000	286,996
Husky Energy, Inc.
5.900%, 6/15/14	32,000	33,156
3.950%, 4/15/22	515,000	516,064
Kinder Morgan Energy Partners LP
9.000%, 2/1/19	307,000	392,183
6.850%, 2/15/20	9,000	10,661
5.300%, 9/15/20	23,000	25,200
Magellan Midstream Partners LP
6.550%, 7/15/19	38,000	45,251
4.250%, 2/1/21	31,000	32,685
Marathon Oil Corp.
5.900%, 3/15/18	71,000	81,675
Marathon Petroleum Corp.
3.500%, 3/1/16	100,000	104,984
Nexen, Inc.
6.200%, 7/30/19	25,000	29,212
Noble Energy, Inc.
4.150%, 12/15/21	725,000	755,067
Occidental Petroleum Corp.
4.125%, 6/1/16	77,000	83,134
1.750%, 2/15/17	495,000	499,207
ONEOK Partners LP
8.625%, 3/1/19	154,000	194,330
Petrobras International Finance Co.
3.875%, 1/27/16	95,000	97,990
5.875%, 3/1/18	92,000	99,038
7.875%, 3/15/19	92,000	105,662
5.750%, 1/20/20	307,000	320,496
5.375%, 1/27/21	1,020,000	1,025,732
Petro-Canada, Inc.
9.250%, 10/15/21	92,000	123,794
Phillips 66
2.950%, 5/1/17	480,000	495,980
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	154,000	182,011
8.750%, 5/1/19	46,000	59,109
Spectra Energy Capital LLC
6.200%, 4/15/18	154,000	176,571
Statoil ASA
3.875%, 4/15/14	77,000	78,431
5.250%, 4/15/19	212,000	241,718
2.450%, 1/17/23	570,000	522,775
Talisman Energy, Inc.
7.750%, 6/1/19	28,000	33,923
Total Capital International S.A.
2.875%, 2/17/22	530,000	508,571
Total Capital S.A.
2.300%, 3/15/16	330,000	341,644
TransCanada PipeLines Ltd.
7.125%, 1/15/19	192,000	235,707
3.800%, 10/1/20	275,000	287,940
Valero Energy Corp.
4.500%, 2/1/15	14,000	14,675
9.375%, 3/15/19	46,000	59,435
6.125%, 2/1/20	20,000	22,962
Williams Partners LP
3.800%, 2/15/15	31,000	32,081
5.250%, 3/15/20	179,000	192,648
3.350%, 8/15/22	920,000	846,321

		16,212,050

Total Energy		18,892,426

Financials (11.1%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.
7.300%, 6/28/19	14,000	17,455
5.300%, 3/15/20	325,000	369,322
Bank of New York Mellon Corp.
4.300%, 5/15/14	45,000	46,103
5.450%, 5/15/19	660,000	762,009
BlackRock, Inc.
3.500%, 12/10/14	77,000	79,716
5.000%, 12/10/19	787,000	892,896
Credit Suisse AG/New York
5.500%, 5/1/14	154,000	158,508
6.000%, 2/15/18	184,000	206,955
5.300%, 8/13/19	109,000	123,691
5.400%, 1/14/20	302,000	331,598
Credit Suisse USA, Inc.
5.375%, 3/2/16	85,000	93,912
Deutsche Bank AG/London
3.450%, 3/30/15	154,000	159,852
3.250%, 1/11/16	145,000	151,717
Goldman Sachs Group, Inc.
5.250%, 10/15/13	564,000	565,003
5.150%, 1/15/14	154,000	156,128
3.625%, 2/7/16	1,860,000	1,953,649
5.625%, 1/15/17	750,000	827,506
5.950%, 1/18/18	399,000	452,656
2.375%, 1/22/18	1,125,000	1,119,133
7.500%, 2/15/19	154,000	186,506
5.375%, 3/15/20	595,000	655,783
Jefferies Group LLC
8.500%, 7/15/19	154,000	186,408
Merrill Lynch & Co., Inc.
6.875%, 4/25/18	1,001,000	1,179,729
Morgan Stanley
4.750%, 4/1/14	307,000	312,645
6.000%, 4/28/15	250,000	268,014

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 10/15/15	$154,000	$165,657
5.450%, 1/9/17	539,000	594,589
5.950%, 12/28/17	184,000	207,431
2.125%, 4/25/18	1,455,000	1,418,112
5.625%, 9/23/19	461,000	515,205
5.750%, 1/25/21	645,000	717,970
4.875%, 11/1/22	1,060,000	1,064,981
Nomura Holdings, Inc.
5.000%, 3/4/15	78,000	81,800
4.125%, 1/19/16	900,000	939,487
6.700%, 3/4/20	87,000	99,298
Northern Trust Corp.
4.625%, 5/1/14	20,000	20,492
Raymond James Financial, Inc.
8.600%, 8/15/19	61,000	76,386
State Street Corp.
4.375%, 3/7/21	455,000	489,952
UBS AG/Connecticut
5.875%, 7/15/16	170,000	188,230
5.875%, 12/20/17	179,000	206,775
4.875%, 8/4/20	250,000	278,125

		18,321,384

Commercial Banks (2.9%)
Bank of Montreal
2.500%, 1/11/17	530,000	546,985
Bank of Nova Scotia
3.400%, 1/22/15	802,000	831,282
Barclays Bank plc
5.000%, 9/22/16	1,207,000	1,332,014
BB&T Corp.
3.950%, 4/29/16	46,000	49,231
4.900%, 6/30/17	307,000	339,439
BNP Paribas S.A.
3.600%, 2/23/16	465,000	490,782
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	800,000	848,189
Fifth Third Bancorp
3.625%, 1/25/16	475,000	501,124
HSBC Bank USA/New York
4.625%, 4/1/14	184,000	187,650
KfW
4.000%, 10/15/13	338,000	338,506
3.500%, 3/10/14	614,000	622,552
4.125%, 10/15/14	2,902,000	3,014,235
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	154,000	174,431
National Australia Bank Ltd./New York
2.750%, 3/9/17	520,000	534,666
Oesterreichische Kontrollbank AG
5.000%, 4/25/17	2,854,000	3,236,581
PNC Bank N.A.
2.950%, 1/30/23	840,000	775,787
PNC Funding Corp.
5.625%, 2/1/17	510,000	568,355
5.125%, 2/8/20	31,000	34,493
Royal Bank of Canada
2.625%, 12/15/15	380,000	394,517
Royal Bank of Scotland Group plc
6.400%, 10/21/19	915,000	1,040,025
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	154,000	183,124
Toronto-Dominion Bank
2.500%, 7/14/16	525,000	545,294
U.S. Bancorp/Minnesota
4.200%, 5/15/14	77,000	78,854
2.450%, 7/27/15	465,000	479,821
UnionBanCal Corp.
3.500%, 6/18/22	565,000	554,101
Wachovia Corp.
5.250%, 8/1/14	307,000	318,758
5.750%, 2/1/18	344,000	396,269
Wells Fargo & Co.
3.750%, 10/1/14	246,000	254,032
3.676%, 6/15/16(e)	711,000	757,863
5.625%, 12/11/17	307,000	352,866
1.500%, 1/16/18	1,150,000	1,135,085
Westpac Banking Corp.
3.000%, 8/4/15	35,000	36,497
4.875%, 11/19/19	522,000	582,959

		21,536,367

Consumer Finance (1.3%)
American Express Co.
7.250%, 5/20/14	77,000	80,217
5.500%, 9/12/16	706,000	790,039
6.150%, 8/28/17	871,000	1,015,962
Capital One Financial Corp.
7.375%, 5/23/14	154,000	160,488
6.150%, 9/1/16	31,000	34,740
3.500%, 6/15/23	856,000	808,799
Caterpillar Financial Services Corp.
1.250%, 11/6/17	510,000	500,971
7.150%, 2/15/19	490,000	606,073
Discover Financial Services
10.250%, 7/15/19	80,000	102,150
Ford Motor Credit Co. LLC
3.000%, 6/12/17	1,320,000	1,349,832
HSBC Finance Corp.
5.500%, 1/19/16	195,000	212,970
6.676%, 1/15/21	981,000	1,119,687
HSBC USA, Inc.
2.375%, 2/13/15	950,000	969,784
John Deere Capital Corp.
1.200%, 10/10/17	660,000	651,415
2.750%, 3/15/22	540,000	514,843
Toyota Motor Credit Corp.
2.800%, 1/11/16	230,000	239,421
1.750%, 5/22/17	610,000	615,074
4.250%, 1/11/21	230,000	248,381

		10,020,846

Diversified Financial Services (3.2%)
Bank of America Corp.
6.500%, 8/1/16	215,000	243,792
5.625%, 10/14/16	399,000	444,537
5.420%, 3/15/17	1,000,000	1,095,887
2.000%, 1/11/18	905,000	889,868
5.650%, 5/1/18	461,000	519,596
7.625%, 6/1/19	614,000	752,628
5.625%, 7/1/20	200,000	223,886
3.300%, 1/11/23	1,235,000	1,157,834
Bear Stearns Cos. LLC
5.700%, 11/15/14	92,000	97,028
6.400%, 10/2/17	154,000	179,507
Citigroup, Inc.
5.500%, 10/15/14	369,000	386,646

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 5/19/15	$1,125,000	$1,191,180
6.125%, 11/21/17	230,000	264,917
6.125%, 5/15/18	315,000	364,093
8.500%, 5/22/19	154,000	196,581
5.375%, 8/9/20	130,000	145,611
4.500%, 1/14/22	470,000	492,582
3.375%, 3/1/23	1,000,000	948,574
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	106,000	120,399
General Electric Capital Corp.
1.600%, 11/20/17	920,000	915,857
5.625%, 5/1/18	768,000	879,876
5.500%, 1/8/20	850,000	964,092
5.550%, 5/4/20	655,000	744,354
4.625%, 1/7/21	805,000	864,141
JPMorgan Chase & Co.
4.650%, 6/1/14	77,000	79,133
5.125%, 9/15/14	307,000	319,779
3.700%, 1/20/15	369,000	382,585
2.600%, 1/15/16	750,000	774,754
3.150%, 7/5/16	1,065,000	1,118,882
2.000%, 8/15/17	1,000,000	1,003,299
1.625%, 5/15/18	1,975,000	1,911,531
6.300%, 4/23/19	307,000	358,998
4.950%, 3/25/20	415,000	454,933
4.400%, 7/22/20	31,000	32,843
4.250%, 10/15/20	560,000	586,063
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	77,000	79,568
5.550%, 1/15/20	856,000	917,245
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16	90,000	94,383
5.450%, 2/1/18	31,000	35,432
ORIX Corp.
4.710%, 4/27/15	51,000	53,304
Private Export Funding Corp.
4.950%, 11/15/15	31,000	33,872
4.300%, 12/15/21	31,000	34,271
Shell International Finance B.V.
4.000%, 3/21/14	929,000	944,964
3.250%, 9/22/15	120,000	126,172
4.300%, 9/22/19	215,000	237,191
4.375%, 3/25/20	96,000	105,676

		23,768,344

Insurance (1.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	100,000	103,630
5.900%, 6/15/19	15,000	17,847
Aflac, Inc.
3.450%, 8/15/15	31,000	32,547
8.500%, 5/15/19	46,000	59,174
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	307,000	356,201
Allstate Corp.
6.200%, 5/16/14	77,000	79,709
American Financial Group, Inc./Ohio
9.875%, 6/15/19	31,000	40,217
American International Group, Inc.
5.050%, 10/1/15	246,000	265,029
5.850%, 1/16/18	334,000	380,187
8.250%, 8/15/18	276,000	341,136
Berkshire Hathaway Finance Corp.
2.450%, 12/15/15	125,000	129,410
5.400%, 5/15/18	508,000	586,534
Chubb Corp.
5.750%, 5/15/18	184,000	213,490
CNA Financial Corp.
7.350%, 11/15/19	14,000	17,040
5.875%, 8/15/20	92,000	104,743
Genworth Holdings, Inc.
6.515%, 5/22/18	396,000	448,414
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	145,000	162,638
Lincoln National Corp.
8.750%, 7/1/19	320,000	413,670
6.250%, 2/15/20	15,000	17,319
Markel Corp.
7.125%, 9/30/19	61,000	71,996
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	184,000	190,703
MetLife, Inc.
6.817%, 8/15/18	830,000	1,004,715
7.717%, 2/15/19	307,000	385,971
4.750%, 2/8/21	175,000	190,473
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	46,000	50,230
Prudential Financial, Inc.
5.100%, 9/20/14	92,000	95,965
3.875%, 1/14/15	41,000	42,604
6.200%, 1/15/15	9,000	9,619
6.000%, 12/1/17	128,000	148,293
7.375%, 6/15/19	170,000	210,307
Reinsurance Group of America, Inc.
6.450%, 11/15/19	31,000	35,752
Travelers Cos., Inc.
3.900%, 11/1/20	490,000	522,157
Willis Group Holdings plc
5.750%, 3/15/21	485,000	521,133

		7,248,853

Real Estate Investment Trusts (REITs) (0.3%)
American Tower Corp.
4.625%, 4/1/15	23,000	23,953
4.500%, 1/15/18	95,000	100,083
5.050%, 9/1/20	61,000	62,442
AvalonBay Communities, Inc.
5.700%, 3/15/17	61,000	68,531
6.100%, 3/15/20	61,000	71,353
Boston Properties LP
4.125%, 5/15/21	190,000	195,169
Digital Realty Trust LP
4.500%, 7/15/15	61,000	64,030
Duke Realty LP
5.950%, 2/15/17	28,000	31,238
EPR Properties
7.750%, 7/15/20	31,000	34,914
ERP Operating LP
5.125%, 3/15/16	384,000	419,704
HCP, Inc.
5.650%, 12/15/13	92,000	92,893
3.750%, 2/1/16	95,000	99,932
6.000%, 1/30/17	100,000	112,381
Health Care REIT, Inc.
6.200%, 6/1/16	135,000	150,941
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	31,000	34,786

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Hospitality Properties Trust
7.875%, 8/15/14	$77,000	$79,053
Kimco Realty Corp.
6.875%, 10/1/19	61,000	73,767
Liberty Property LP
4.750%, 10/1/20	61,000	64,579
Mack-Cali Realty LP
7.750%, 8/15/19	61,000	74,067
ProLogis LP
6.250%, 3/15/17	23,000	26,084
6.875%, 3/15/20	2,000	2,364
Simon Property Group LP
4.200%, 2/1/15	28,000	29,049
5.250%, 12/1/16	172,000	191,942
5.650%, 2/1/20	77,000	87,894
4.375%, 3/1/21	180,000	191,077

		2,382,226

Total Financials		83,278,020

Health Care (1.9%)
Biotechnology (0.3%)
Amgen, Inc.
4.850%, 11/18/14	92,000	96,358
2.125%, 5/15/17	740,000	751,059
5.700%, 2/1/19	92,000	105,574
4.500%, 3/15/20	15,000	16,195
Celgene Corp.
3.250%, 8/15/22	515,000	485,224
Gilead Sciences, Inc.
4.400%, 12/1/21	470,000	501,999

		1,956,409

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
4.625%, 3/15/15	92,000	97,307
4.250%, 3/15/20	31,000	33,825
Covidien International Finance S.A.
6.000%, 10/15/17	184,000	212,207
Medtronic, Inc.
3.000%, 3/15/15	615,000	636,300
St. Jude Medical, Inc.
2.500%, 1/15/16	355,000	364,456
Stryker Corp.
3.000%, 1/15/15	31,000	31,983
4.375%, 1/15/20	31,000	33,968

		1,410,046

Health Care Providers & Services (0.6%)
Aetna, Inc.
6.000%, 6/15/16	92,000	103,547
2.750%, 11/15/22	560,000	516,416
Cardinal Health, Inc.
4.625%, 12/15/20	815,000	871,661
Cigna Corp.
5.125%, 6/15/20	40,000	44,156
4.000%, 2/15/22	870,000	890,036
Express Scripts Holding Co.
3.900%, 2/15/22	895,000	903,037
McKesson Corp.
6.500%, 2/15/14	154,000	157,360
Medco Health Solutions, Inc.
7.125%, 3/15/18	31,000	37,211
4.125%, 9/15/20	110,000	114,313
Quest Diagnostics, Inc.
4.750%, 1/30/20	28,000	29,925
UnitedHealth Group, Inc.
6.000%, 2/15/18	154,000	179,143
2.875%, 3/15/22	540,000	512,881
WellPoint, Inc.
7.000%, 2/15/19	307,000	370,658

		4,730,344

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.000%, 7/15/20	90,000	96,754
Life Technologies Corp.
5.000%, 1/15/21	70,000	73,941
Thermo Fisher Scientific, Inc.
2.250%, 8/15/16	640,000	651,266

		821,961

Pharmaceuticals (0.7%)
AbbVie, Inc.
1.750%, 11/6/17	1,155,000	1,146,755
Actavis, Inc.
5.000%, 8/15/14	64,000	66,224
6.125%, 8/15/19	52,000	60,559
AstraZeneca plc
5.900%, 9/15/17	430,000	498,946
Bristol-Myers Squibb Co.
5.450%, 5/1/18	92,000	106,845
Eli Lilly and Co.
5.200%, 3/15/17	331,000	373,238
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	304,000	354,051
Johnson & Johnson
5.150%, 7/15/18	457,000	528,986
Merck & Co., Inc.
5.300%, 12/1/13	250,000	252,011
6.000%, 9/15/17	92,000	107,282
3.875%, 1/15/21	125,000	131,727
Merck Sharp & Dohme Corp.
4.000%, 6/30/15	61,000	64,620
Novartis Capital Corp.
4.400%, 4/24/20	110,000	120,584
Novartis Securities Investment Ltd.
5.125%, 2/10/19	246,000	281,227
Pfizer, Inc.
4.500%, 2/15/14	154,000	156,370
5.350%, 3/15/15	154,000	164,379
6.200%, 3/15/19	136,000	163,326
Sanofi S.A.
4.000%, 3/29/21	605,000	640,839
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	346,000	358,020

		5,575,989

Total Health Care		14,494,749

Industrials (1.7%)
Aerospace & Defense (0.7%)
Boeing Co.
3.500%, 2/15/15	215,000	223,628
0.950%, 5/15/18	1,050,000	1,009,582
Embraer S.A.
5.150%, 6/15/22	495,000	481,388
General Dynamics Corp.
2.250%, 11/15/22	570,000	517,030
Goodrich Corp.
4.875%, 3/1/20	31,000	34,459

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Honeywell International, Inc.
5.300%, 3/1/18	$735,000	$842,319
5.000%, 2/15/19	154,000	175,605
L-3 Communications Corp.
3.950%, 11/15/16	840,000	892,579
Lockheed Martin Corp.
4.250%, 11/15/19	107,000	116,253
Northrop Grumman Corp.
5.050%, 8/1/19	26,000	29,204
Raytheon Co.
6.400%, 12/15/18	92,000	110,485
4.400%, 2/15/20	31,000	33,827
Rockwell Collins, Inc.
5.250%, 7/15/19	15,000	17,113
United Technologies Corp.
1.800%, 6/1/17	645,000	654,054
5.375%, 12/15/17	92,000	105,683
6.125%, 2/1/19	154,000	183,120

		5,426,329

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	154,000	193,803
United Parcel Service, Inc.
3.125%, 1/15/21	95,000	95,962
2.450%, 10/1/22	740,000	686,968

		976,733

Airlines (0.1%)
Continental Airlines, Inc.
Series 2009-1
9.000%, 7/8/16(b)	61,817	70,471
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19(b)	65,709	75,236
Series 2010-2 A
4.950%, 5/23/19	677,586	719,935

		865,642

Commercial Services & Supplies (0.2%)
Board of Trustees of the Leland Stanford Junior University
4.750%, 5/1/19	795,000	906,146
Dartmouth College
4.750%, 6/1/19	15,000	16,928
Johns Hopkins University
5.250%, 7/1/19	34,000	39,438
Pitney Bowes, Inc.
5.750%, 9/15/17	71,000	77,035
Republic Services, Inc.
5.500%, 9/15/19	96,000	108,487
Vanderbilt University
5.250%, 4/1/19	77,000	88,706
Waste Management, Inc.
5.000%, 3/15/14	31,000	31,603
6.100%, 3/15/18	154,000	179,044
Yale University
2.900%, 10/15/14	39,000	40,011

		1,487,398

Electrical Equipment (0.1%)
Eaton Corp.
6.950%, 3/20/19	285,000	344,901
Emerson Electric Co.
4.125%, 4/15/15	31,000	32,671
4.875%, 10/15/19	230,000	262,223

		639,795

Industrial Conglomerates (0.2%)
Danaher Corp.
5.625%, 1/15/18	154,000	177,459
General Electric Co.
5.250%, 12/6/17	665,000	759,659
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	154,000	182,077
Tyco International Finance S.A.
3.375%, 10/15/15	31,000	32,292
8.500%, 1/15/19	92,000	114,409

		1,265,896

Machinery (0.0%)
Harsco Corp.
2.700%, 10/15/15	31,000	31,174
Snap-on, Inc.
6.125%, 9/1/21	61,000	70,758

		101,932

Professional Services (0.0%)
Equifax, Inc.
4.450%, 12/1/14	31,000	32,159

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	154,000	177,503
4.700%, 10/1/19	100,000	111,945
Canadian National Railway Co.
5.550%, 3/1/19	154,000	178,735
Canadian Pacific Railway Co.
7.250%, 5/15/19	20,000	24,462
CSX Corp.
6.250%, 4/1/15	126,000	135,935
7.375%, 2/1/19	117,000	144,035
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	31,000	32,069
Norfolk Southern Corp.
7.700%, 5/15/17	61,000	73,584
5.750%, 4/1/18	154,000	177,834
5.900%, 6/15/19	20,000	23,429
Ryder System, Inc.
3.600%, 3/1/16	61,000	63,987
Union Pacific Corp.
4.000%, 2/1/21	90,000	95,227
3.646%, 2/15/24§	877,000	870,070

		2,108,815

Total Industrials		12,904,699

Information Technology (1.7%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	301,000	334,896
4.950%, 2/15/19	619,000	702,603
Motorola Solutions, Inc.
6.000%, 11/15/17	92,000	104,788

		1,142,287

Computers & Peripherals (0.2%)
Dell, Inc.
5.625%, 4/15/14	61,000	62,358
2.300%, 9/10/15	140,000	139,902
5.875%, 6/15/19	31,000	30,772
Hewlett-Packard Co.
6.125%, 3/1/14	286,000	292,674

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 6/2/14	$92,000	$94,369
3.750%, 12/1/20	345,000	329,801
4.650%, 12/9/21	525,000	515,287

		1,465,163

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	31,000	32,323
Arrow Electronics, Inc.
6.000%, 4/1/20	46,000	50,464
4.500%, 3/1/23	925,000	907,300
Corning, Inc.
6.625%, 5/15/19	6,000	7,157
4.250%, 8/15/20	20,000	21,272

		1,018,516

Internet Software & Services (0.2%)
Baidu, Inc.
3.500%, 11/28/22	920,000	838,929
eBay, Inc.
3.250%, 10/15/20	495,000	503,806

		1,342,735

IT Services (0.2%)
Fiserv, Inc.
3.125%, 10/1/15	380,000	395,239
International Business Machines Corp.
5.700%, 9/14/17	621,000	720,521
Western Union Co.
5.930%, 10/1/16	310,000	345,092

		1,460,852

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14	29,000	30,310
4.250%, 2/15/15	77,000	80,132
6.350%, 5/15/18	92,000	105,782
5.625%, 12/15/19	406,000	452,941

		669,165

Semiconductors & Semiconductor Equipment (0.6%)
Broadcom Corp.
2.700%, 11/1/18	835,000	857,610
Intel Corp.
1.350%, 12/15/17	1,210,000	1,194,149
2.700%, 12/15/22	800,000	736,480
Texas Instruments, Inc.
2.375%, 5/16/16	485,000	504,483
1.000%, 5/1/18	1,100,000	1,059,685

		4,352,407

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	31,000	32,012
4.750%, 2/1/20	38,000	41,326
Microsoft Corp.
2.950%, 6/1/14	58,000	58,942
2.500%, 2/8/16	285,000	295,928
4.200%, 6/1/19	54,000	59,576
Oracle Corp.
5.250%, 1/15/16	343,000	376,868
1.200%, 10/15/17	560,000	549,192
5.750%, 4/15/18	91,000	105,799

		1,519,643

Total Information Technology		12,970,768

Materials (1.3%)
Chemicals (0.4%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	61,000	66,230
Airgas, Inc.
2.850%, 10/1/13	31,000	31,000
Cabot Corp.
5.000%, 10/1/16	61,000	66,867
Dow Chemical Co.
8.550%, 5/15/19	490,000	624,064
3.000%, 11/15/22	1,010,000	926,045
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	77,000	79,637
5.250%, 12/15/16	201,000	226,651
4.625%, 1/15/20	31,000	34,168
Ecolab, Inc.
3.000%, 12/8/16	480,000	503,646
Monsanto Co.
5.125%, 4/15/18	31,000	35,466
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	25,000	25,718
3.750%, 9/30/15	25,000	26,339
6.500%, 5/15/19	20,000	23,648
4.875%, 3/30/20	96,000	104,802
PPG Industries, Inc.
3.600%, 11/15/20	110,000	111,675
Praxair, Inc.
4.625%, 3/30/15	154,000	163,423
Sherwin-Williams Co.
3.125%, 12/15/14	77,000	79,269
Valspar Corp.
7.250%, 6/15/19	61,000	72,174

		3,200,822

Construction Materials (0.0%)
CRH America, Inc.
6.000%, 9/30/16	307,000	345,016
8.125%, 7/15/18	31,000	37,735

		382,751

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	31,000	32,759
Bemis Co., Inc.
5.650%, 8/1/14	17,000	17,677
6.800%, 8/1/19	14,000	16,676

		67,112

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	307,000	334,937
Allegheny Technologies, Inc.
9.375%, 6/1/19	46,000	56,629
Barrick Gold Corp.
6.950%, 4/1/19	302,000	345,490
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	154,000	157,966
5.250%, 12/15/15	205,000	224,612
5.400%, 3/29/17	61,000	68,969
3.250%, 11/21/21	190,000	188,288
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	17,000	16,205
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	1,000,000	969,070
Newmont Mining Corp.
5.125%, 10/1/19	92,000	97,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/15/22	$940,000	$824,915
Nucor Corp.
5.750%, 12/1/17	92,000	104,490
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	97,000	101,623
6.500%, 7/15/18	92,000	108,491
9.000%, 5/1/19	154,000	199,529
Rio Tinto Finance USA plc
1.625%, 8/21/17	505,000	496,951
2.875%, 8/21/22	935,000	861,131
Southern Copper Corp.
5.375%, 4/16/20	17,000	18,108
Teck Resources Ltd.
4.500%, 1/15/21	160,000	158,400
Vale Overseas Ltd.
6.250%, 1/23/17	609,000	680,783

		6,013,726

Paper & Forest Products (0.1%)
International Paper Co.
5.300%, 4/1/15	181,000	192,307
7.500%, 8/15/21	288,000	353,752

		546,059

Total Materials		10,210,470

Telecommunication Services (1.3%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
5.100%, 9/15/14	92,000	95,956
2.500%, 8/15/15	1,075,000	1,106,390
5.625%, 6/15/16	629,000	700,983
5.800%, 2/15/19	1,491,000	1,708,239
2.625%, 12/1/22	900,000	801,540
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	180,000	229,687
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	77,000	79,395
Orange S.A.
4.375%, 7/8/14	154,000	158,047
5.375%, 7/8/19	345,000	382,513
Qwest Corp.
8.375%, 5/1/16(b)	51,000	58,650
6.500%, 6/1/17	615,000	688,800
Telecom Italia Capital S.A.
5.250%, 11/15/13	242,000	243,097
6.175%, 6/18/14	40,000	41,117
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	40,000	41,656
5.877%, 7/15/19	60,000	65,426
5.134%, 4/27/20	81,000	82,887
5.462%, 2/16/21	50,000	51,096
Verizon Communications, Inc.
5.500%, 2/15/18	107,000	121,135
6.100%, 4/15/18	92,000	106,241
8.750%, 11/1/18	365,000	468,806
6.350%, 4/1/19	654,000	766,488

		7,998,149

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	355,000	368,071
Rogers Communications, Inc.
6.800%, 8/15/18	229,000	273,442
Vodafone Group plc
5.000%, 12/16/13	272,000	274,584
4.150%, 6/10/14	123,000	125,989
5.750%, 3/15/16	265,000	293,293
5.625%, 2/27/17	184,000	207,911

		1,543,290

Total Telecommunication Services		9,541,439

Utilities (1.6%)
Electric Utilities (1.0%)
Arizona Public Service Co.
8.750%, 3/1/19	154,000	199,620
Commonwealth Edison Co.
4.000%, 8/1/20	49,000	52,262
Duke Energy Carolinas LLC
7.000%, 11/15/18	154,000	190,075
Duke Energy Corp.
3.350%, 4/1/15	31,000	32,152
Duke Energy Florida, Inc.
5.650%, 6/15/18	154,000	179,087
4.550%, 4/1/20	15,000	16,422
Duke Energy Indiana, Inc.
3.750%, 7/15/20	105,000	110,237
Entergy Corp.
5.125%, 9/15/20	540,000	562,646
Exelon Corp.
4.900%, 6/15/15	857,000	910,746
Georgia Power Co.
4.250%, 12/1/19	257,000	283,599
Indiana Michigan Power Co.
7.000%, 3/15/19	154,000	185,807
Kansas City Power & Light Co.
7.150%, 4/1/19	455,000	555,418
Nevada Power Co.
6.500%, 8/1/18	482,000	577,894
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	15,000	15,037
6.000%, 3/1/19	169,000	193,150
Northern States Power Co.
1.950%, 8/15/15	31,000	31,705
5.250%, 3/1/18	92,000	103,849
Oncor Electric Delivery Co. LLC
7.000%, 9/1/22	154,000	189,414
Pacific Gas & Electric Co.
8.250%, 10/15/18	307,000	392,070
PacifiCorp
5.650%, 7/15/18	154,000	179,475
Portland General Electric Co.
6.100%, 4/15/19	77,000	92,078
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,020,000	1,004,274
Progress Energy, Inc.
5.625%, 1/15/16	240,000	261,609
Public Service Co. of Colorado
5.125%, 6/1/19	15,000	17,171
Public Service Co. of Oklahoma
5.150%, 12/1/19	23,000	25,720
Public Service Electric & Gas Co.
5.300%, 5/1/18	154,000	178,353
Southern California Edison Co.
5.750%, 3/15/14	184,000	188,328
Southern Co.
4.150%, 5/15/14	23,000	23,522
Tampa Electric Co.
6.100%, 5/15/18	31,000	36,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Union Electric Co.
6.700%, 2/1/19	$127,000	$152,343
Virginia Electric & Power Co.
5.400%, 1/15/16	225,000	247,875
5.000%, 6/30/19	61,000	69,216
Wisconsin Electric Power Co.
4.250%, 12/15/19	31,000	34,155
Wisconsin Power & Light Co.
5.000%, 7/15/19	31,000	35,389

		7,327,310

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	61,000	68,045
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	154,000	179,648
4.500%, 1/15/21	79,000	85,163
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	154,000	175,020

		507,876

Independent Power Producers & Energy Traders (0.1%)
Exelon Generation Co. LLC
6.200%, 10/1/17	154,000	176,474
PPL Energy Supply LLC
6.200%, 5/15/16	220,000	240,941
6.500%, 5/1/18	31,000	34,916
PSEG Power LLC
5.125%, 4/15/20	25,000	27,389
Tennessee Valley Authority
5.500%, 7/18/17	184,000	212,292

		692,012

Multi-Utilities (0.4%)
Alliant Energy Corp.
4.000%, 10/15/14	31,000	31,991
Avista Corp.
5.125%, 4/1/22	35,000	39,733
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	307,000	379,627
Consumers Energy Co.
6.700%, 9/15/19	154,000	192,123
Dominion Resources, Inc.
5.000%, 12/1/14	92,000	96,087
5.150%, 7/15/15	905,000	973,015
DTE Energy Co.
7.625%, 5/15/14	23,000	23,998
6.350%, 6/1/16	92,000	104,229
National Grid plc
6.300%, 8/1/16	154,000	174,738
NiSource Finance Corp.
6.400%, 3/15/18	745,000	864,130
5.450%, 9/15/20	31,000	34,085
6.125%, 3/1/22	31,000	34,684
NSTAR LLC
4.500%, 11/15/19	31,000	34,096
Sempra Energy
6.500%, 6/1/16	181,000	206,384
TECO Finance, Inc.
4.000%, 3/15/16	26,000	27,582
5.150%, 3/15/20	20,000	21,930

		3,238,432

Total Utilities		11,765,630

Total Corporate Bonds		205,512,557

Government Securities (63.4%)
Foreign Governments (1.5%)
Canadian Government Bond
2.375% 9/10/14	215,000	219,333
Export-Import Bank of Korea
8.125% 1/21/14	2,756,000	2,815,611
Federative Republic of Brazil
6.000% 1/17/17	2,355,000	2,631,712
8.000% 1/15/18	192,000	216,000
5.875% 1/15/19	305,000	345,108
Province of British Columbia
2.850% 6/15/15	46,000	47,840
Province of Nova Scotia
5.125% 1/26/17	92,000	103,758
Province of Ontario
4.100% 6/16/14	307,000	314,957
4.950% 11/28/16	184,000	206,149
4.000% 10/7/19	123,000	134,117
Province of Quebec
4.875% 5/5/14	184,000	188,853
4.625% 5/14/18	184,000	207,555
Republic of Italy
5.250% 9/20/16	399,000	431,849
Republic of Korea
5.750% 4/16/14	154,000	158,084
7.125% 4/16/19	154,000	191,013
Republic of Panama
5.200% 1/30/20	462,000	503,580
Republic of Peru
8.375% 5/3/16	230,000	266,225
7.125% 3/30/19	77,000	93,363
Republic of Poland
5.000% 10/19/15	307,000	330,538
6.375% 7/15/19	43,000	50,143
Republic of South Africa
5.875% 5/30/22	215,000	231,931
State of Israel
5.125% 3/1/14	31,000	31,426
5.125% 3/26/19	138,000	155,768
Svensk Exportkredit AB
5.125% 3/1/17	92,000	104,209
United Mexican States
5.875% 2/17/14	230,000	234,260
5.625% 1/15/17	338,000	376,870
5.950% 3/19/19	307,000	353,050

		10,943,302

Municipal Bonds (0.3%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	18,000	18,388
Board of Regents of the University of Texas System , Revenue Bonds, Series 2010C
4.794% 8/15/46	55,000	55,951
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	61,000	66,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
City & County of Denver, General Obligation Bonds, Series 2010A
5.650% 8/1/30	$31,000	$35,105
City & County of San Francisco Public Utilities Commission, Revenue Bonds, Series 2010E
6.000% 11/1/40	123,000	138,694
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	38,000	40,546
6.395% 1/1/40	21,000	23,748
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	11,000	12,660
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	38,000	42,184
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	92,000	101,114
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	46,000	47,883
Commonwealth of Massachusetts, General Obligation Bonds, Series 2009E
5.456% 12/1/39	77,000	83,448
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	61,000	66,075
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.600% 8/1/42	31,000	37,225
6.750% 8/1/49	61,000	75,425
County of Los Angeles Unified School District, General Obligation Bonds, Series 2009-KRY
5.755% 7/1/29	31,000	34,233
5.750% 7/1/34	77,000	85,134
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010A-2
6.731% 7/1/43	46,000	51,330
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	31,000	35,785
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	38,000	39,298
7.055% 4/1/57	61,000	59,548
Massachusetts Water Pollution Abatement Trust, Revenue Bonds, Series 2010-15B
5.192% 8/1/40	45,000	48,403
Metropolitan Transportation Authority, Revenue Bonds, Series 2010A
6.668% 11/15/39	23,000	26,941
Metropolitan Transportation Authority, Revenue Bonds, Series 2010B-1
6.548% 11/15/31	31,000	35,724
6.648% 11/15/39	31,000	36,246
Metropolitan Washington Airports Authority, Revenue Bonds, Series 2009D
7.462% 10/1/46	89,000	101,233
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2010B
6.561% 12/15/40	31,000	36,066
North Texas Tollway Authority System, Revenue Bonds, Series 2009B
6.718% 1/1/49	88,000	105,927
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	61,000	62,058
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	69,000	72,049
5.561% 12/1/49	92,000	95,994
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	31,000	36,680
6.918% 4/1/40	31,000	37,487
7.043% 4/1/50	61,000	74,685
San Francisco Bay Area Toll Authority, Toll Bridge, Revenue Bonds, Series 2009-F2
6.263% 4/1/49	92,000	111,077
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.350% 11/1/39	61,000	77,124
State of Georgia, General Obligation Bonds, Series 2009H
4.503% 11/1/25	31,000	33,478
State of Illinois, General Obligation Bonds, Series 2010
4.071% 1/1/14	31,000	31,243
4.421% 1/1/15	31,000	31,971
State of New Jersey Economic Development Authority, Pension Funding Bonds, Revenue Bonds, Series 1997A
7.425% 2/15/29	138,000	168,788
State of New York Dormitory Authority, Personal Income Tax, Revenue Bonds, Series 2010D
5.500% 3/15/30	31,000	34,622
5.600% 3/15/40	31,000	33,749
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	18,000	19,556
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010D
5.481% 8/1/39	61,000	66,486
State of Washington Motor Vehicle Fuel Tax, Revenue Bonds, Series 2010F
5.090% 8/1/33	31,000	32,565
5.140% 8/1/40	31,000	32,552

		2,592,686

Supranational (0.9%)
Asian Development Bank
4.250% 10/20/14	759,000	790,272
5.500% 6/27/16	307,000	347,038
Corp. Andina de Fomento
5.750% 1/12/17	154,000	170,940
8.125% 6/4/19	46,000	56,120
European Investment Bank
3.000% 4/8/14	307,000	311,327
3.125% 6/4/14	154,000	156,933
2.875% 1/15/15	307,000	316,844
4.875% 1/17/17	1,379,000	1,552,840
5.125% 5/30/17	399,000	455,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Inter-American Development Bank
5.125% 9/13/16	$107,000	$120,244
3.875% 2/14/20	307,000	340,042
International Bank for Reconstruction & Development
5.000% 4/1/16	959,000	1,061,702
International Finance Corp.
3.000% 4/22/14	787,000	799,125

		6,479,390

U.S. Government Agencies (28.1%)
Federal Farm Credit Bank
1.125% 2/27/14	3,975,000	3,990,452
2.625% 4/17/14	307,000	311,064
Federal Home Loan Bank
0.375% 11/27/13	6,515,000	6,518,006
0.375% 1/29/14	15,520,000	15,532,973
5.250% 6/18/14	1,228,000	1,272,625
5.500% 8/13/14	4,379,000	4,580,660
0.250% 2/20/15	12,390,000	12,396,144
4.750% 12/16/16	154,000	173,417
4.875% 5/17/17	461,000	524,360
5.000% 11/17/17	614,000	708,682
5.500% 7/15/36	92,000	109,280
Federal Home Loan Mortgage Corp.
0.375% 10/30/13	8,260,000	8,261,069
4.500% 1/15/14	1,536,000	1,555,486
2.500% 4/23/14	4,952,000	5,018,209
5.000% 7/15/14	614,000	637,514
0.750% 11/25/14	42,500,000	42,770,343
2.875% 2/9/15	230,000	238,279
0.500% 4/17/15	4,830,000	4,847,152
1.750% 9/10/15	4,700,000	4,825,555
4.750% 11/17/15	921,000	1,005,448
5.500% 7/18/16	307,000	348,424
5.000% 4/18/17	123,000	140,116
2.375% 1/13/22	6,500,000	6,316,988
Federal National Mortgage Association
1.125% 10/8/13	61,000	61,010
1.000% 10/15/13	61,000	61,017
2.750% 2/5/14	921,000	929,391
1.350% 2/24/14	61,000	61,289
2.750% 3/13/14	5,545,000	5,609,444
0.875% 8/28/14	12,685,000	12,765,031
3.000% 9/16/14	307,000	315,331
2.625% 11/20/14	230,000	236,337
0.500% 5/27/15	20,375,000	20,450,691
2.150% 8/4/15	31,000	31,980
1.875% 10/15/15	61,000	62,717
4.375% 10/15/15	921,000	995,320
0.500% 3/30/16	12,230,000	12,213,272
2.375% 4/11/16	14,705,000	15,379,914
5.000% 2/13/17	307,000	348,363
5.000% 5/11/17	491,000	559,599
0.875% 2/8/18	19,975,000	19,549,539

		211,712,491

U.S. Treasuries (32.6%)
U.S. Treasury Bonds
11.250% 2/15/15	522,000	600,793
U.S. Treasury Notes
0.250% 11/30/13	19,985,000	19,991,050
1.250% 2/15/14	2,860,000	2,872,736
4.000% 2/15/14	2,575,000	2,612,820
0.250% 2/28/14	3,020,000	3,022,492
0.375% 11/15/14	19,890,000	19,940,210
0.250% 12/15/14	20,915,000	20,937,672
0.250% 1/31/15	2,995,000	2,997,793
0.250% 2/15/15	10,595,000	10,602,864
4.000% 2/15/15	10,458,000	11,000,866
0.250% 3/31/15	6,230,000	6,232,921
2.500% 3/31/15	42,545,000	43,990,866
0.125% 4/30/15	21,700,000	21,659,948
0.250% 5/31/15	6,980,000	6,978,637
0.375% 6/30/15	35,655,000	35,715,410
0.250% 4/15/16	16,140,000	16,047,794
1.375% 6/30/18	10,640,000	10,668,055
1.500% 8/31/18	5,965,000	6,004,903
1.750% 5/15/23	3,595,000	3,330,992

		245,208,822

Total Government Securities		476,936,691

Total Long-Term Debt Securities (90.7%) (Cost $673,599,269)		682,449,248

Total Investments (90.7%) (Cost $673,599,269)		682,449,248
Other Assets Less Liabilities (9.3%)		69,776,794

Net Assets (100%)		$752,226,042

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $2,014,160 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	678	December-13	$83,829,854	$85,692,844	$(1,862,990)
2 Year U.S. Treasury Notes	194	December-13	42,616,037	42,731,531	(115,494)
5 Year U.S. Treasury Notes	792	December-13	94,636,561	95,869,125	(1,232,564)

					$(3,211,048)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$13,592,222	$—	$13,592,222
Consumer Staples	—	17,862,134	—	17,862,134
Energy	—	18,892,426	—	18,892,426
Financials	—	83,278,020	—	83,278,020
Health Care	—	14,494,749	—	14,494,749
Industrials	—	12,904,699	—	12,904,699
Information Technology	—	12,970,768	—	12,970,768
Materials	—	10,210,470	—	10,210,470
Telecommunication Services	—	9,541,439	—	9,541,439
Utilities	—	11,765,630	—	11,765,630
Government Securities
Foreign Governments	—	10,943,302	—	10,943,302
Municipal Bonds	—	2,592,686	—	2,592,686
Supranational	—	6,479,390	—	6,479,390
U.S. Government Agencies	—	211,712,491	—	211,712,491
U.S. Treasuries	—	245,208,822	—	245,208,822

Total Assets	$—	$682,449,248	$—	$682,449,248

Liabilities:
Futures	$(3,211,048)	$—	$—	$(3,211,048)

Total Liabilities	$(3,211,048)	$—	$—	$(3,211,048)

Total	$(3,211,048)	$682,449,248	$—	$679,238,200

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SHORT-TERM BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$233,666,169
Long-term U.S. government debt securities	160,934,352

$394,600,521

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$114,394,605
Long-term U.S. government debt securities	88,830,000

$203,224,605

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,107,419
Aggregate gross unrealized depreciation	(3,257,440)

Net unrealized appreciation	$8,849,979

Federal income tax cost of investments	$673,599,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$928,812
Cooper Tire & Rubber Co.	48,500	1,493,800
Dana Holding Corp.	115,600	2,640,304
Dorman Products, Inc.	19,000	941,450
Drew Industries, Inc.	18,900	860,706
Federal-Mogul Corp.*	17,100	287,109
Fuel Systems Solutions, Inc.*	6,800	133,688
Gentherm, Inc.*	19,800	377,784
Modine Manufacturing Co.*	30,000	438,900
Shiloh Industries, Inc.	17,900	234,490
Standard Motor Products, Inc.	18,800	604,608
Stoneridge, Inc.*	18,000	194,580
Superior Industries International, Inc.	15,700	279,931
Tenneco, Inc.*	46,300	2,338,150
Tower International, Inc.*	12,500	249,875

		12,004,187

Automobiles (0.0%)
Winnebago Industries, Inc.*	16,200	420,552
Distributors (1.2%)
Core-Mark Holding Co., Inc.	6,900	458,436
LKQ Corp.*	719,004	22,907,467
Pool Corp.	36,300	2,037,519
VOXX International Corp.*	21,500	294,550
Weyco Group, Inc.	6,600	186,912

		25,884,884

Diversified Consumer Services (1.8%)
American Public Education, Inc.*	12,150	459,270
Ascent Capital Group, Inc., Class A*	9,400	757,828
Bright Horizons Family Solutions, Inc.*	8,120	290,940
Capella Education Co.*	11,050	624,988
Corinthian Colleges, Inc.*	16,900	37,011
Education Management Corp.*	40,800	372,096
Grand Canyon Education, Inc.*	372,911	15,020,855
Hillenbrand, Inc.	45,000	1,231,650
ITT Educational Services, Inc.*	16,900	523,900
K12, Inc.*	419,330	12,948,910
LifeLock, Inc.*	43,900	651,037
Lincoln Educational Services Corp.	22,500	103,725
Mac-Gray Corp.	10,600	154,336
Matthews International Corp., Class A	21,900	833,952
Outerwall, Inc.*	21,050	1,052,289
Regis Corp.	44,310	650,471
Sotheby’s, Inc.	52,700	2,589,151
Steiner Leisure Ltd.*	10,300	601,829
Stewart Enterprises, Inc., Class A	54,300	713,502
Strayer Education, Inc.	6,100	253,272
Universal Technical Institute, Inc.	11,100	134,643

		40,005,655

Hotels, Restaurants & Leisure (2.1%)
AFC Enterprises, Inc.*	19,000	828,210
Biglari Holdings, Inc.*	870	359,023
BJ’s Restaurants, Inc.*	18,100	519,832
Bloomin’ Brands, Inc.*	40,000	944,400
Bob Evans Farms, Inc.	20,200	1,156,854
Boyd Gaming Corp.*	39,200	554,680
Bravo Brio Restaurant Group, Inc.*	5,900	89,090
Buffalo Wild Wings, Inc.*	14,400	1,601,568
Caesars Entertainment Corp.*	24,640	485,654
Carrols Restaurant Group, Inc.*	31,000	189,100
CEC Entertainment, Inc.	15,400	706,244
Cheesecake Factory, Inc.	40,500	1,779,975
Churchill Downs, Inc.	9,500	821,940
Chuy’s Holdings, Inc.*	11,700	419,913
Cracker Barrel Old Country Store, Inc.	15,500	1,600,220
Denny’s Corp.*	84,812	519,050
DineEquity, Inc.	11,300	779,700
Einstein Noah Restaurant Group, Inc.	15,300	264,996
Fiesta Restaurant Group, Inc.*	14,300	538,538
Ignite Restaurant Group, Inc.*	8,500	131,920
International Speedway Corp., Class A	21,100	681,530
Interval Leisure Group, Inc.	26,500	626,195
Isle of Capri Casinos, Inc.*	36,900	278,964
Jack in the Box, Inc.*	30,500	1,220,000
Krispy Kreme Doughnuts, Inc.*	54,300	1,050,162
Life Time Fitness, Inc.*	33,600	1,729,392
Marcus Corp.	15,900	231,027
Marriott Vacations Worldwide Corp.*	20,700	910,800
Monarch Casino & Resort, Inc.*	16,300	309,374
Morgans Hotel Group Co.*	24,900	191,481
Multimedia Games Holding Co., Inc.*	20,300	701,365
Norwegian Cruise Line Holdings Ltd.*	459,782	14,184,275
Orient-Express Hotels Ltd., Class A*	71,400	926,772
Papa John’s International, Inc.	12,033	840,866
Pinnacle Entertainment, Inc.*	39,600	991,980
Red Robin Gourmet Burgers, Inc.*	9,600	682,560
Ruby Tuesday, Inc.*	43,700	327,750
Ruth’s Hospitality Group, Inc.	24,200	287,012
Scientific Games Corp., Class A*	41,600	672,672
SHFL Entertainment, Inc.*	40,700	936,100
Sonic Corp.*	37,500	665,625
Speedway Motorsports, Inc.	9,000	161,100
Texas Roadhouse, Inc.	45,100	1,185,228
Town Sports International
Holdings, Inc.	22,400	290,752
Vail Resorts, Inc.	26,100	1,810,818
WMS Industries, Inc.*	42,800	1,110,660

		47,295,367

Household Durables (0.5%)
Beazer Homes USA, Inc.*	10,020	180,360
Cavco Industries, Inc.*	2,100	119,595
Ethan Allen Interiors, Inc.	14,900	415,263
Helen of Troy Ltd.*	23,700	1,047,540
Hovnanian Enterprises, Inc., Class A*	116,600	609,818
iRobot Corp.*	21,319	803,087
KB Home	55,200	994,704
La-Z-Boy, Inc.	36,000	817,560
Libbey, Inc.*	13,100	311,518
Lifetime Brands, Inc.	11,100	169,719
M.D.C. Holdings, Inc.	26,900	807,269
M/I Homes, Inc.*	17,100	352,602
Meritage Homes Corp.*	23,900	1,026,505
NACCO Industries, Inc., Class A	3,400	188,428
Ryland Group, Inc.	31,600	1,281,064
Standard Pacific Corp.*	107,100	847,161
Universal Electronics, Inc.*	9,500	342,285

		10,314,478

Internet & Catalog Retail (2.0%)
1-800-FLOWERS.COM, Inc., Class A*	31,000	152,830

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Nile, Inc.*	12,100	$495,253
Ctrip.com International Ltd. (ADR)*	203,200	11,872,976
HomeAway, Inc.*	459,480	12,865,440
HSN, Inc.	24,000	1,286,880
Nutrisystem, Inc.	8,100	116,478
Orbitz Worldwide, Inc.*	37,401	360,172
Overstock.com, Inc.*	9,600	284,832
PetMed Express, Inc.	8,100	131,949
Shutterfly, Inc.*	325,425	18,184,749

		45,751,559

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.	8,600	490,630
Brunswick Corp.	69,900	2,789,709
Callaway Golf Co.	47,000	334,640
JAKKS Pacific, Inc.	9,300	41,757
LeapFrog Enterprises, Inc.*	38,800	365,496
Marine Products Corp.	29,000	263,320
Smith & Wesson Holding Corp.*	43,300	475,867
Sturm Ruger & Co., Inc.	12,800	801,664

		5,563,083

Media (1.2%)
Belo Corp., Class A	75,000	1,027,500
Carmike Cinemas, Inc.*	16,500	364,320
Central European Media Enterprises Ltd., Class A*	13,100	69,037
Crown Media Holdings, Inc., Class A*	192,500	592,900
Cumulus Media, Inc., Class A*	50,200	266,060
Digital Generation, Inc.*	13,700	177,141
Entercom Communications Corp., Class A*	19,100	167,698
Entravision Communications Corp., Class A	48,400	285,560
EW Scripps Co., Class A*	25,000	458,750
Global Sources Ltd.*	24,600	182,532
Harte-Hanks, Inc.	23,200	204,856
Journal Communications, Inc., Class A*	36,300	310,365
Live Nation Entertainment, Inc.*	101,925	1,890,709
Loral Space & Communications, Inc.	10,400	704,392
Martha Stewart Living Omnimedia, Inc., Class A*	33,200	76,360
McClatchy Co., Class A*	47,000	141,000
MDC Partners, Inc., Class A	20,100	562,398
Meredith Corp.	26,100	1,242,882
National CineMedia, Inc.	653,229	12,319,899
New York Times Co., Class A*	98,400	1,236,888
Nexstar Broadcasting Group, Inc., Class A	23,600	1,050,318
Rentrak Corp.*	7,700	251,174
Scholastic Corp.	19,500	558,675
Sinclair Broadcast Group, Inc., Class A	49,500	1,659,240
Valassis Communications, Inc.	34,500	996,360
World Wrestling Entertainment, Inc., Class A	39,400	400,698

		27,197,712

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	21,400	225,770
Fred’s, Inc., Class A	25,800	403,770
Gordmans Stores, Inc.	8,900	100,125
Saks, Inc.*	70,900	1,130,146
Tuesday Morning Corp.*	41,500	633,705

		2,493,516

Specialty Retail (6.5%)
Aeropostale, Inc.*	57,900	544,260
America’s Car-Mart, Inc.*	6,700	302,237
ANN, Inc.*	39,200	1,419,824
Asbury Automotive Group, Inc.*	26,300	1,399,160
Barnes & Noble, Inc.*	24,600	318,324
bebe stores, Inc.	18,000	109,620
Big 5 Sporting Goods Corp.	7,750	124,620
Body Central Corp.*	7,500	45,750
Brown Shoe Co., Inc.	29,100	682,977
Buckle, Inc.	20,300	1,097,215
Cabela’s, Inc.*	282,040	17,776,981
CarMax, Inc.*	284,236	13,776,919
Cato Corp., Class A	17,800	498,044
Children’s Place Retail Stores, Inc.*	18,345	1,061,442
Citi Trends, Inc.*	8,300	145,084
Conn’s, Inc.*	15,400	770,616
Destination Maternity Corp.	14,300	454,740
Destination XL Group, Inc.*	50,800	328,676
Dick’s Sporting Goods, Inc.	228,800	12,213,344
Express, Inc.*	69,600	1,641,864
Finish Line, Inc., Class A	33,700	838,119
Five Below, Inc.*	321,481	14,064,794
Francesca’s Holdings Corp.*	27,100	505,144
Genesco, Inc.*	19,000	1,246,020
Group 1 Automotive, Inc.	16,800	1,305,024
Haverty Furniture Cos., Inc.	9,800	240,394
hhgregg, Inc.*	11,000	197,010
Hibbett Sports, Inc.*	19,248	1,080,775
Jos. A. Bank Clothiers, Inc.*	19,800	870,408
Lithia Motors, Inc., Class A	17,900	1,305,984
Lumber Liquidators Holdings, Inc.*	194,810	20,776,486
MarineMax, Inc.*	24,700	301,340
Mattress Firm Holding Corp.*	4,800	152,640
Men’s Wearhouse, Inc.	34,200	1,164,510
Monro Muffler Brake, Inc.	24,050	1,118,085
Office Depot, Inc.*	199,200	962,136
OfficeMax, Inc.	58,000	741,820
Penske Automotive Group, Inc.	33,600	1,435,728
PEP Boys-Manny, Moe & Jack*	31,700	395,299
Pier 1 Imports, Inc.	69,800	1,362,496
Rent-A-Center, Inc.	44,000	1,676,400
Restoration Hardware Holdings, Inc.* 245,330		15,541,655
rue21, Inc.*	9,400	379,196
Select Comfort Corp.*	44,400	1,081,140
Shoe Carnival, Inc.	10,850	293,059
Sonic Automotive, Inc., Class A	27,100	644,980
Stage Stores, Inc.	26,700	512,640
Stein Mart, Inc.	16,600	227,752
Systemax, Inc.	23,890	221,460
Tile Shop Holdings, Inc.*	13,300	392,217
Tilly’s, Inc., Class A*	15,100	219,101
Tractor Supply Co.	257,310	17,283,513
Vitamin Shoppe, Inc.*	22,900	1,001,875
West Marine, Inc.*	15,400	187,880
Wet Seal, Inc., Class A*	43,700	171,741
Winmark Corp.	827	60,958
Zale Corp.*	23,300	354,160
Zumiez, Inc.*	16,356	450,362

		145,475,998

Textiles, Apparel & Luxury Goods (1.3%)
Columbia Sportswear Co.	8,000	481,840
Crocs, Inc.*	69,200	941,812
Fifth & Pacific Cos., Inc.*	84,600	2,125,998
G-III Apparel Group Ltd.*	9,900	540,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Iconix Brand Group, Inc.*	41,200	$1,368,664
Jones Group, Inc.	57,200	858,572
Maidenform Brands, Inc.*	16,800	394,632
Movado Group, Inc.	11,400	498,750
Oxford Industries, Inc.	10,900	740,982
Perry Ellis International, Inc.	6,700	126,228
Quiksilver, Inc.*	97,100	682,613
Skechers U.S.A., Inc., Class A*	29,400	914,634
Steven Madden Ltd.*	30,575	1,645,852
Tumi Holdings, Inc.*	34,600	697,190
Under Armour, Inc., Class A*	183,730	14,597,349
Vera Bradley, Inc.*	6,749	138,759
Wolverine World Wide, Inc.	38,000	2,212,740

		28,967,056

Total Consumer Discretionary		391,374,047

Consumer Staples (2.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	6,100	1,489,681
Coca-Cola Bottling Co. Consolidated	2,300	144,026
National Beverage Corp.	11,500	205,390

		1,839,097

Food & Staples Retailing (0.7%)
Andersons, Inc.	11,800	824,820
Arden Group, Inc., Class A	3,122	405,860
Casey’s General Stores, Inc.	28,650	2,105,775
Chefs’ Warehouse, Inc.*	10,700	247,170
Fairway Group Holdings Corp.*	10,200	260,712
Harris Teeter Supermarkets, Inc.	35,300	1,736,407
Ingles Markets, Inc., Class A	6,500	186,745
Nash Finch Co.	7,700	203,357
Pantry, Inc.*	9,800	108,584
Pricesmart, Inc.	12,700	1,209,548
Rite Aid Corp.*	527,800	2,512,328
Roundy’s, Inc.	14,900	128,140
Spartan Stores, Inc.	9,600	211,776
Sprouts Farmers Market, Inc.*	19,830	880,254
SUPERVALU, Inc.*	165,100	1,358,773
Susser Holdings Corp.*	13,000	690,950
United Natural Foods, Inc.*	36,500	2,453,530
Village Super Market, Inc., Class A	6,500	247,130
Weis Markets, Inc.	7,400	362,156

		16,134,015

Food Products (1.4%)
Alico, Inc.	8,700	358,179
Annie’s, Inc.*	9,900	486,090
B&G Foods, Inc.	36,100	1,247,255
Boulder Brands, Inc.*	42,200	676,888
Calavo Growers, Inc.	4,300	130,032
Cal-Maine Foods, Inc.	9,100	437,710
Chiquita Brands International, Inc.*	27,000	341,820
Darling International, Inc.*	92,100	1,948,836
Diamond Foods, Inc.*	9,100	214,578
Dole Food Co., Inc.*	37,077	504,989
Farmer Bros Co.*	7,232	108,914
Fresh Del Monte Produce, Inc.	24,600	730,128
Green Mountain Coffee Roasters, Inc.*	190,368	14,340,421
Hain Celestial Group, Inc.*	27,243	2,100,980
J&J Snack Foods Corp.	11,500	928,280
John B. Sanfilippo & Son, Inc.	15,000	347,850
Lancaster Colony Corp.	13,000	1,017,770
Limoneira Co.	6,300	161,784
Omega Protein Corp.*	2,700	27,459
Pilgrim’s Pride Corp.*	44,000	738,760
Post Holdings, Inc.*	21,500	867,955
Sanderson Farms, Inc.	16,000	1,043,840
Seaboard Corp.	200	549,600
Seneca Foods Corp., Class A*	4,800	144,432
Snyders-Lance, Inc.	33,900	978,015
Tootsie Roll Industries, Inc.	17,033	524,957
TreeHouse Foods, Inc.*	24,800	1,657,384

		32,614,906

Household Products (0.1%)
Central Garden & Pet Co., Class A*	30,700	210,295
Harbinger Group, Inc.*	39,200	406,504
Spectrum Brands Holdings, Inc.	17,900	1,178,536
WD-40 Co.	10,700	694,430

		2,489,765

Personal Products (0.2%)
Elizabeth Arden, Inc.*	17,700	653,484
Inter Parfums, Inc.	9,600	287,904
Medifast, Inc.*	11,000	295,790
Nature’s Sunshine Products, Inc.	15,400	293,678
Nutraceutical International Corp.	13,700	325,238
Prestige Brands Holdings, Inc.*	36,100	1,087,332
Revlon, Inc., Class A*	15,100	419,327
Star Scientific, Inc.*	83,000	158,530
Synutra International, Inc.*	27,793	147,303
USANA Health Sciences, Inc.*	4,300	373,197

		4,041,783

Tobacco (0.1%)
Alliance One International, Inc.*	77,400	225,234
Universal Corp.	17,400	886,182
Vector Group Ltd.	45,371	730,465

		1,841,881

Total Consumer Staples		58,961,447

Energy (5.6%)
Energy Equipment & Services (2.4%)
Basic Energy Services, Inc.*	19,500	246,480
Bristow Group, Inc.	25,801	1,877,281
C&J Energy Services, Inc.*	34,700	696,776
Cal Dive International, Inc.*	33,400	68,470
CARBO Ceramics, Inc.	14,300	1,417,273
Dawson Geophysical Co.*	5,200	168,844
Era Group, Inc.*	14,500	394,110
Exterran Holdings, Inc.*	45,900	1,265,463
FMC Technologies, Inc.*	153,290	8,495,332
Forum Energy Technologies, Inc.*	28,400	767,084
Geospace Technologies Corp.*	9,700	817,710
Global Geophysical Services, Inc.*	14,000	37,940
Gulf Island Fabrication, Inc.	6,800	166,668
Gulfmark Offshore, Inc., Class A	20,900	1,063,601
Helix Energy Solutions Group, Inc.*	75,800	1,923,046
Hercules Offshore, Inc.*	123,200	907,984
Hornbeck Offshore Services, Inc.*	27,500	1,579,600
ION Geophysical Corp.*	94,900	493,480
Key Energy Services, Inc.*	117,400	855,846
Matrix Service Co.*	13,300	260,946
Mitcham Industries, Inc.*	1,900	29,051
Natural Gas Services Group, Inc.*	10,100	270,882
Newpark Resources, Inc.*	56,300	712,758
Nuverra Environmental Solutions, Inc.*	80,900	185,261
Oceaneering International, Inc.	187,363	15,221,370
Oil States International, Inc.*	87,265	9,028,437
Parker Drilling Co.*	77,700	442,890
PHI, Inc. (Non-Voting)*	10,200	384,642

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pioneer Energy Services Corp.*	38,100	$286,131
RigNet, Inc.*	16,100	583,142
SEACOR Holdings, Inc.	14,500	1,311,380
Tesco Corp.*	22,900	379,453
TETRA Technologies, Inc.*	50,400	631,512
TGC Industries, Inc.	715	5,641
Vantage Drilling Co.*	85,400	147,742
Willbros Group, Inc.*	25,900	237,762

		53,361,988

Oil, Gas & Consumable Fuels (3.2%)
Abraxas Petroleum Corp.*	60,300	154,971
Alon USA Energy, Inc.	31,900	325,699
Alpha Natural Resources, Inc.*	159,600	951,216
Amyris, Inc.*	27,800	64,218
Apco Oil and Gas International, Inc.*	6,791	96,840
Approach Resources, Inc.*	22,500	591,300
Arch Coal, Inc.	165,100	678,561
Berry Petroleum Co., Class A	44,500	1,919,285
Bill Barrett Corp.*	33,000	828,630
Bonanza Creek Energy, Inc.*	21,300	1,027,938
BPZ Resources, Inc.*	86,400	168,480
Callon Petroleum Co.*	36,500	199,655
Carrizo Oil & Gas, Inc.*	30,800	1,149,148
Clayton Williams Energy, Inc.*	4,200	220,374
Clean Energy Fuels Corp.*	51,400	656,892
Cloud Peak Energy, Inc.*	43,706	641,167
Comstock Resources, Inc.	34,200	544,122
Concho Resources, Inc.*	84,610	9,206,414
Contango Oil & Gas Co.	9,907	364,082
Crimson Exploration, Inc.*	4,500	13,545
Crosstex Energy, Inc.	42,000	877,380
Delek U.S. Holdings, Inc.	26,800	565,212
Diamondback Energy, Inc.*	11,100	473,304
Emerald Oil, Inc.*	1,800	12,942
Endeavour International Corp.*	21,100	112,885
Energy XXI Bermuda Ltd.	59,801	1,805,990
EPL Oil & Gas, Inc.*	18,500	686,535
Evolution Petroleum Corp.*	34,200	385,092
EXCO Resources, Inc.	98,100	661,194
Forest Oil Corp.*	91,600	558,760
FX Energy, Inc.*	41,800	143,792
GasLog Ltd.	23,200	346,376
Gastar Exploration, Inc.*	42,600	168,270
Goodrich Petroleum Corp.*	30,700	745,703
Green Plains Renewable Energy, Inc.	16,600	266,430
Halcon Resources Corp.*	149,578	662,631
Hallador Energy Co.	15,700	114,610
Isramco, Inc.*	250	30,987
KiOR, Inc., Class A*	58,100	163,842
Knightsbridge Tankers Ltd.	8,400	85,428
Kodiak Oil & Gas Corp.*	204,700	2,468,682
Magnum Hunter Resources Corp.*	114,600	707,082
Matador Resources Co.*	35,500	579,715
Midstates Petroleum Co., Inc.*	46,800	240,084
Miller Energy Resources, Inc.*	44,600	323,796
Nordic American Tankers Ltd.	41,200	339,488
Northern Oil and Gas, Inc.*	45,300	653,679
Oasis Petroleum, Inc.*	236,858	11,636,834
Panhandle Oil and Gas, Inc., Class A	5,600	158,368
PDC Energy, Inc.*	23,300	1,387,282
Penn Virginia Corp.*	6,300	41,895
PetroQuest Energy, Inc.*	36,500	146,365
Quicksilver Resources, Inc.*	71,400	140,658
Renewable Energy Group, Inc.*	1,700	25,755
Rentech, Inc.	190,700	377,586
Resolute Energy Corp.*	33,100	276,716
REX American Resources Corp.*	1,000	30,740
Rex Energy Corp.*	27,200	606,560
Rosetta Resources, Inc.*	44,200	2,407,132
Sanchez Energy Corp.*	14,900	393,509
Scorpio Tankers, Inc.	117,400	1,145,824
SemGroup Corp., Class A	29,800	1,699,196
Ship Finance International Ltd.	37,200	568,044
SM Energy Co.	135,151	10,432,306
Solazyme, Inc.*	34,600	372,642
Stone Energy Corp.*	38,500	1,248,555
Swift Energy Co.*	29,100	332,322
Synergy Resources Corp.*	52,500	511,875
Targa Resources Corp.	22,594	1,648,458
Teekay Tankers Ltd., Class A	51,500	134,930
Triangle Petroleum Corp.*	38,500	378,070
VAALCO Energy, Inc.*	45,000	251,100
W&T Offshore, Inc.	22,700	402,244
Warren Resources, Inc.*	54,300	159,099
Western Refining, Inc.	41,700	1,252,668
Westmoreland Coal Co.*	12,200	160,796
ZaZa Energy Corp.*	57,100	65,665

		72,375,620

Total Energy		125,737,608

Financials (15.2%)
Capital Markets (3.1%)
Affiliated Managers Group, Inc.*	86,340	15,769,138
Apollo Investment Corp.	157,790	1,285,988
Arlington Asset Investment Corp., Class A	9,300	221,154
BGC Partners, Inc., Class A	76,540	432,451
BlackRock Kelso Capital Corp.	48,960	464,630
Calamos Asset Management, Inc., Class A	16,400	163,836
Capital Southwest Corp.	9,628	329,374
CIFC Corp.	2,300	18,147
Cohen & Steers, Inc.	18,566	655,565
Cowen Group, Inc., Class A*	84,125	290,231
Diamond Hill Investment Group, Inc.	2,000	213,900
Evercore Partners, Inc., Class A	22,200	1,092,906
FBR & Co.*	11,850	317,698
Fidus Investment Corp.	2,500	48,500
Fifth Street Finance Corp.	79,950	822,685
Financial Engines, Inc.	36,000	2,139,840
FXCM, Inc., Class A	26,200	517,450
GAMCO Investors, Inc., Class A	5,230	397,114
Garrison Capital, Inc.	500	7,390
GFI Group, Inc.	47,681	188,340
Gladstone Capital Corp.	29,900	261,027
Gladstone Investment Corp.	16,140	113,787
Golub Capital BDC, Inc.	25,000	433,500
Greenhill & Co., Inc.	22,600	1,127,288
GSV Capital Corp.*	23,600	349,752
Hercules Technology Growth Capital, Inc.	36,807	561,307
HFF, Inc., Class A	21,500	538,575
ICG Group, Inc.*	24,900	353,331
INTL FCStone, Inc.*	11,900	243,355
Investment Technology Group, Inc.*	33,500	526,620
Janus Capital Group, Inc.	107,900	918,229
JMP Group, Inc.	10,100	62,519
KCAP Financial, Inc.	5,744	51,581
KCG Holdings, Inc., Class A*	65,571	568,501

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ladenburg Thalmann Financial Services, Inc.*	128,200	$232,042
Lazard Ltd., Class A	374,970	13,506,419
Main Street Capital Corp.	25,130	752,141
Manning & Napier, Inc.	21,200	353,616
MCG Capital Corp.	49,270	248,321
Medallion Financial Corp.	20,994	312,391
Medley Capital Corp.	21,200	292,348
MVC Capital, Inc.	13,800	180,228
New Mountain Finance Corp.	22,600	325,666
NGP Capital Resources Co.	29,800	221,414
Oppenheimer Holdings, Inc., Class A	500	8,885
PennantPark Investment Corp.	43,805	493,244
Piper Jaffray Cos., Inc.*	14,100	483,489
Prospect Capital Corp.	175,861	1,966,126
Pzena Investment Management, Inc., Class A	47,738	323,664
Safeguard Scientifics, Inc.*	13,930	218,562
Solar Capital Ltd.	33,700	747,129
Solar Senior Capital Ltd.	2,100	37,968
Stifel Financial Corp.*	329,310	13,574,158
SWS Group, Inc.*	28,340	158,137
TCP Capital Corp.	15,654	253,908
THL Credit, Inc.	14,900	232,738
TICC Capital Corp.	38,910	379,373
Triangle Capital Corp.	19,400	569,778
Virtus Investment Partners, Inc.*	3,795	617,219
Walter Investment Management Corp.*	27,340	1,081,024
Westwood Holdings Group, Inc.	6,800	326,740
WhiteHorse Finance, Inc.	400	6,040
WisdomTree Investments, Inc.*	72,600	842,886

		70,231,363

Commercial Banks (5.7%)
1st Source Corp.	9,950	267,854
1st United Bancorp, Inc./Florida	24,700	181,051
Access National Corp.	100	1,426
American National Bankshares, Inc.	11,000	255,200
Ameris Bancorp*	22,900	420,902
Ames National Corp.	13,460	306,484
Arrow Financial Corp.	6,832	174,283
BancFirst Corp.	6,600	356,862
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	434,106
Bancorp, Inc./Delaware*	27,400	485,528
BancorpSouth, Inc.	71,100	1,417,734
Bank of Kentucky Financial Corp.	10,000	273,100
Bank of Marin Bancorp/California	6,790	282,125
Bank of the Ozarks, Inc.	19,960	957,880
Banner Corp.	14,900	568,584
BBCN Bancorp, Inc.	60,610	833,994
BNC Bancorp	600	8,004
Boston Private Financial Holdings, Inc.	54,810	608,391
Bridge Bancorp, Inc.	5,900	126,850
Bridge Capital Holdings*	19,800	336,204
Bryn Mawr Bank Corp.	13,672	368,734
Camden National Corp.	4,950	202,455
Capital Bank Financial Corp., Class A*	17,900	392,905
Capital City Bank Group, Inc.*	14,200	167,276
Cardinal Financial Corp.	19,550	323,162
Cascade Bancorp*	28,500	166,155
Cathay General Bancorp	57,001	1,332,113
Center Bancorp, Inc.	800	11,392
Centerstate Banks, Inc.	32,300	312,664
Central Pacific Financial Corp.	19,300	341,610
Century Bancorp, Inc./Massachusetts, Class A	100	3,333
Chemical Financial Corp.	19,500	544,440
Citizens & Northern Corp.	11,900	237,286
City Holding Co.	10,500	454,020
CNB Financial Corp./Pennsylvania	9,840	167,772
CoBiz Financial, Inc.	2,900	28,014
Columbia Banking System, Inc.	33,110	817,817
Community Bank System, Inc.	37,576	1,282,093
Community Trust Bancorp, Inc.	10,100	409,959
CommunityOne Bancorp*	10,614	104,866
Customers Bancorp, Inc.*	1,500	24,150
CVB Financial Corp.	63,600	859,872
Eagle Bancorp, Inc.*	17,930	507,240
Enterprise Bancorp, Inc./Massachusetts	100	1,891
Enterprise Financial Services Corp.	14,290	239,786
F.N.B. Corp./Pennsylvania	121,800	1,477,434
Fidelity Southern Corp.	1,710	26,231
Financial Institutions, Inc.	17,100	349,866
First Bancorp, Inc./Maine	5,140	86,249
First Bancorp/North Carolina	16,400	236,980
First BanCorp/Puerto Rico*	69,800	396,464
First Busey Corp.	49,220	256,436
First Commonwealth Financial Corp.	101,100	767,349
First Community Bancshares, Inc./Virginia	20,800	340,080
First Connecticut Bancorp, Inc./Connecticut	19,400	285,180
First Financial Bancorp	41,460	628,948
First Financial Bankshares, Inc.	22,800	1,341,096
First Financial Corp./Indiana	8,300	262,031
First Financial Holdings, Inc.	17,240	950,958
First Interstate Bancsystem, Inc.	13,000	313,950
First Merchants Corp.	20,800	360,464
First Midwest Bancorp, Inc./Illinois	70,600	1,066,766
First NBC Bank Holding Co.*	900	21,942
First of Long Island Corp.	10,300	400,155
First Republic Bank/California	284,893	13,284,561
FirstMerit Corp.	119,747	2,599,707
Flushing Financial Corp.	20,350	375,458
German American Bancorp, Inc.	9,900	249,678
Glacier Bancorp, Inc.	53,730	1,327,668
Great Southern Bancorp, Inc.	7,900	223,017
Guaranty Bancorp	24,420	334,310
Hampton Roads Bankshares, Inc.*	2,300	3,266
Hancock Holding Co.	62,890	1,973,488
Hanmi Financial Corp.	21,138	350,257
Heartland Financial USA, Inc.	10,355	288,490
Heritage Commerce Corp.	2,100	16,065
Heritage Financial Corp./Washington	18,540	287,741
Home BancShares, Inc./Arkansas	31,894	968,621
Home Federal Bancorp, Inc./Idaho	24,461	307,719
HomeTrust Bancshares, Inc.*	600	9,900
Hudson Valley Holding Corp.	9,980	187,424
IBERIABANK Corp.	225,372	11,690,046
Independent Bank Corp./Massachusetts	13,600	485,520
Independent Bank Group, Inc.	400	14,400
International Bancshares Corp.	38,400	830,592
Investors Bancorp, Inc.	32,200	704,536
Lakeland Bancorp, Inc.	25,324	284,895
Lakeland Financial Corp.	10,570	345,111

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
MainSource Financial Group, Inc.	23,700	$360,003
MB Financial, Inc.	37,500	1,059,000
Mercantile Bank Corp.	100	2,178
Merchants Bancshares, Inc.	5,200	150,540
Metro Bancorp, Inc.*	19,750	414,948
MetroCorp Bancshares, Inc.	26,600	366,016
MidWestOne Financial Group, Inc.	12,000	308,520
National Bank Holdings Corp., Class A	37,800	776,412
National Bankshares, Inc./Virginia	5,500	197,395
National Penn Bancshares, Inc.	94,900	953,745
NBT Bancorp, Inc.	37,495	861,635
OFG Bancorp	33,400	540,746
Old National Bancorp/Indiana	78,880	1,120,096
OmniAmerican Bancorp, Inc.*	10,576	258,689
Pacific Continental Corp.	16,200	212,382
PacWest Bancorp	27,422	942,220
Park National Corp.	8,850	699,858
Park Sterling Corp.	7,300	46,793
Penns Woods Bancorp, Inc.	2,340	116,579
Peoples Bancorp, Inc./Ohio	14,400	300,672
Pinnacle Financial Partners, Inc.*	21,281	634,387
Preferred Bank/California*	600	10,674
PrivateBancorp, Inc.	43,518	931,285
Prosperity Bancshares, Inc.	43,550	2,693,132
Renasant Corp.	21,900	595,023
Republic Bancorp, Inc./Kentucky, Class A	10,400	286,520
S&T Bancorp, Inc.	19,961	483,455
Sandy Spring Bancorp, Inc.	15,910	370,067
Seacoast Banking Corp. of Florida*	8,300	18,011
Sierra Bancorp	6,600	103,818
Signature Bank/New York*	144,160	13,193,523
Simmons First National Corp., Class A	11,620	361,266
Southside Bancshares, Inc.	11,517	308,886
Southwest Bancorp, Inc./Oklahoma*	23,900	353,959
State Bank Financial Corp.	22,700	360,249
StellarOne Corp.	15,040	338,400
Sterling Bancorp/New York	18,900	259,497
Sterling Financial Corp./Washington	19,200	550,080
Suffolk Bancorp*	1,260	22,327
Sun Bancorp, Inc./New Jersey*	78,500	300,655
Susquehanna Bancshares, Inc.	146,151	1,834,195
SVB Financial Group*	158,190	13,662,870
SY Bancorp, Inc.	6,800	192,644
Taylor Capital Group, Inc.*	14,600	323,390
Texas Capital Bancshares, Inc.*	29,650	1,363,011
Tompkins Financial Corp.	10,451	483,045
TowneBank/Virginia	15,645	225,601
Trico Bancshares	16,200	369,036
Tristate Capital Holdings, Inc.*	1,200	15,468
Trustmark Corp.	56,520	1,446,912
UMB Financial Corp.	25,060	1,361,760
Umpqua Holdings Corp.	81,090	1,315,280
Union First Market Bankshares Corp.	16,550	386,774
United Bankshares, Inc./West Virginia	35,680	1,034,006
United Community Banks, Inc./Georgia*	26,500	397,500
Univest Corp. of Pennsylvania	10,547	198,811
VantageSouth Bancshares, Inc.*	1,400	7,434
ViewPoint Financial Group, Inc.	22,130	457,427
Virginia Commerce Bancorp, Inc.*	900	13,977
Washington Banking Co.	13,928	195,828
Washington Trust Bancorp, Inc.	10,900	342,587
Webster Financial Corp.	65,200	1,664,556
WesBanco, Inc.	16,600	493,518
West Bancorp, Inc.	9,900	136,620
Westamerica Bancorp	19,500	969,930
Western Alliance Bancorp*	44,400	840,492
Wilshire Bancorp, Inc.	54,700	447,446
Wintrust Financial Corp.	28,270	1,161,049
Yadkin Financial Corp.*	400	6,892

		127,520,316

Consumer Finance (0.4%)
Cash America International, Inc.	20,920	947,258
Credit Acceptance Corp.*	5,000	554,050
DFC Global Corp.*	30,350	333,547
Encore Capital Group, Inc.*	17,050	781,913
EZCORP, Inc., Class A*	33,400	563,792
First Cash Financial Services, Inc.*	22,300	1,292,285
First Marblehead Corp.*	118,770	97,391
Green Dot Corp., Class A*	13,000	342,290
Nelnet, Inc., Class A	16,850	647,883
Nicholas Financial, Inc.	1,300	21,177
Portfolio Recovery Associates, Inc.*	40,260	2,413,184
Regional Management Corp.*	15,600	496,080
World Acceptance Corp.*	6,720	604,262

		9,095,112

Diversified Financial Services (0.2%)
Gain Capital Holdings, Inc.	35,200	443,168
MarketAxess Holdings, Inc.	28,400	1,705,136
Marlin Business Services Corp.	16,300	406,848
NewStar Financial, Inc.*	18,400	336,168
PHH Corp.*	52,000	1,234,480
PICO Holdings, Inc.#*	14,400	311,904
Resource America, Inc., Class A	100	803

		4,438,507

Insurance (1.3%)
Ambac Financial Group, Inc.*	32,500	589,550
American Equity Investment Life Holding Co.	47,380	1,005,404
American Safety Insurance Holdings Ltd.*	8,200	247,640
AMERISAFE, Inc.	11,990	425,765
Amtrust Financial Services, Inc.	29,161	1,139,029
Argo Group International Holdings Ltd.	21,890	938,643
Baldwin & Lyons, Inc., Class B	6,487	158,153
Citizens, Inc./Texas*	36,500	315,360
CNO Financial Group, Inc.	161,400	2,324,160
Crawford & Co., Class B	40,281	390,726
Donegal Group, Inc., Class A	11,000	153,890
Eastern Insurance Holdings, Inc.	100	2,441
eHealth, Inc.*	17,000	548,420
EMC Insurance Group, Inc.	11,512	347,432
Employers Holdings, Inc.	30,900	918,966
Enstar Group Ltd.*	6,550	894,730
FBL Financial Group, Inc., Class A	7,900	354,710
First American Financial Corp.	82,600	2,011,310
Global Indemnity plc*	11,550	294,063
Greenlight Capital Reinsurance Ltd., Class A*	20,316	577,787
Hallmark Financial Services, Inc.*	19,600	173,852
HCI Group, Inc.	3,900	159,276
Hilltop Holdings, Inc.*	44,841	829,558
Horace Mann Educators Corp.	24,910	706,946
Independence Holding Co.	9,984	142,572
Infinity Property & Casualty Corp.	9,300	600,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kansas City Life Insurance Co.	4,390	$194,126
Maiden Holdings Ltd.	34,930	412,523
Meadowbrook Insurance Group, Inc.	33,000	214,500
Montpelier Reinsurance Holdings Ltd.	31,500	820,575
National Interstate Corp.	9,900	275,319
National Western Life Insurance Co., Class A	1,530	308,708
Navigators Group, Inc.*	7,600	439,052
OneBeacon Insurance Group Ltd., Class A	20,000	295,200
Phoenix Cos., Inc.*	4,100	158,547
Platinum Underwriters Holdings Ltd.	22,980	1,372,595
Primerica, Inc.	41,200	1,662,008
RLI Corp.	16,500	1,442,430
Safety Insurance Group, Inc.	8,350	442,299
Selective Insurance Group, Inc.	39,140	958,930
State Auto Financial Corp.	13,500	282,690
Stewart Information Services Corp.	20,500	655,795
Symetra Financial Corp.	60,200	1,072,764
Tower Group International Ltd.	41,533	290,731
United Fire Group, Inc.	15,100	460,097
Universal Insurance Holdings, Inc.	45,100	317,955

		28,328,007

Real Estate Investment Trusts (REITs) (3.6%)
Acadia Realty Trust (REIT)	38,586	952,302
AG Mortgage Investment Trust, Inc. (REIT)	15,100	250,962
Agree Realty Corp. (REIT)	7,878	237,758
Alexander’s, Inc. (REIT)	1,600	457,792
American Assets Trust, Inc. (REIT)	23,296	710,761
American Capital Mortgage Investment Corp. (REIT)	45,045	890,089
American Realty Capital Properties, Inc. (REIT)	111,300	1,357,860
American Residential Properties, Inc. (REIT)*	4,700	82,767
Anworth Mortgage Asset Corp. (REIT)	130,400	629,832
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	292,573
Apollo Residential Mortgage, Inc. (REIT)	23,200	338,488
Armada Hoffler Properties, Inc. (REIT)	2,300	22,793
ARMOUR Residential REIT, Inc. (REIT)	285,728	1,200,058
Ashford Hospitality Trust, Inc. (REIT)	35,550	438,687
Associated Estates Realty Corp. (REIT)	38,500	574,035
Aviv REIT, Inc. (REIT)	18,100	412,680
Campus Crest Communities, Inc. (REIT)	48,164	520,171
CapLease, Inc. (REIT)	63,600	539,964
Capstead Mortgage Corp. (REIT)	76,810	904,054
Cedar Realty Trust, Inc. (REIT)	54,300	281,274
Chambers Street Properties (REIT)	179,900	1,579,522
Chatham Lodging Trust (REIT)	16,800	300,048
Chesapeake Lodging Trust (REIT)	30,620	720,795
Colonial Properties Trust (REIT)	75,000	1,686,750
Colony Financial, Inc. (REIT)	48,734	973,705
CoreSite Realty Corp. (REIT)	17,800	604,132
Cousins Properties, Inc. (REIT)	124,692	1,283,081
CubeSmart (REIT)	99,850	1,781,324
CyrusOne, Inc. (REIT)	14,460	274,451
CYS Investments, Inc. (REIT)	129,037	1,049,071
DCT Industrial Trust, Inc. (REIT)	216,800	1,558,792
DiamondRock Hospitality Co. (REIT)	142,108	1,516,292
DuPont Fabros Technology, Inc. (REIT)	47,710	1,229,487
Dynex Capital, Inc. (REIT)	33,330	292,304
EastGroup Properties, Inc. (REIT)	22,180	1,313,278
Education Realty Trust, Inc. (REIT)	88,000	800,800
EPR Properties (REIT)	39,678	1,933,906
Equity One, Inc. (REIT)	38,700	845,982
Excel Trust, Inc. (REIT)	23,700	284,400
FelCor Lodging Trust, Inc. (REIT)*	88,640	546,022
First Industrial Realty Trust, Inc. (REIT)	77,900	1,267,433
First Potomac Realty Trust (REIT)	34,657	435,638
Franklin Street Properties Corp. (REIT)	65,080	829,119
GEO Group, Inc. (REIT)	51,781	1,721,718
Getty Realty Corp. (REIT)	19,520	379,274
Gladstone Commercial Corp. (REIT)	14,000	251,440
Glimcher Realty Trust (REIT)	100,330	978,217
Government Properties Income Trust (REIT)	39,550	946,431
Gramercy Property Trust, Inc. (REIT)*	5,200	21,580
Healthcare Realty Trust, Inc. (REIT)	66,600	1,539,126
Hersha Hospitality Trust (REIT)	133,729	747,545
Highwoods Properties, Inc. (REIT)	60,800	2,146,848
Hudson Pacific Properties, Inc. (REIT)	27,900	542,655
Inland Real Estate Corp. (REIT)	47,500	485,925
Invesco Mortgage Capital, Inc. (REIT)	100,655	1,549,080
Investors Real Estate Trust (REIT)	55,920	461,340
iStar Financial, Inc. (REIT)*	66,700	803,068
JAVELIN Mortgage Investment Corp. (REIT)	10,600	125,398
Kite Realty Group Trust (REIT)	44,430	263,470
LaSalle Hotel Properties (REIT)	69,950	1,994,974
Lexington Realty Trust (REIT)	114,145	1,281,848
LTC Properties, Inc. (REIT)	21,800	827,964
Medical Properties Trust, Inc. (REIT)	111,958	1,362,529
Monmouth Real Estate Investment Corp. (REIT), Class A	34,513	313,033
National Health Investors, Inc. (REIT)	17,400	989,886
New Residential Investment Corp. (REIT)	182,900	1,210,798
New York Mortgage Trust, Inc. (REIT)	46,100	288,125
NorthStar Realty Finance Corp. (REIT)	171,780	1,594,118
One Liberty Properties, Inc. (REIT)	12,200	247,416
Parkway Properties, Inc./Maryland (REIT)	31,469	559,204
Pebblebrook Hotel Trust (REIT)	45,428	1,304,238
Pennsylvania Real Estate Investment Trust (REIT)	49,160	919,292
PennyMac Mortgage Investment Trust (REIT)	46,763	1,060,585
Potlatch Corp. (REIT)	28,600	1,134,848
PS Business Parks, Inc. (REIT)	13,120	979,014
RAIT Financial Trust (REIT)	54,300	384,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ramco-Gershenson Properties Trust (REIT)	36,560	$563,390
Redwood Trust, Inc. (REIT)	61,900	1,218,811
Resource Capital Corp. (REIT)	75,850	450,549
Retail Opportunity Investments Corp. (REIT)	51,500	711,730
RLJ Lodging Trust (REIT)	91,700	2,154,033
Rouse Properties, Inc. (REIT)	17,800	366,324
Ryman Hospitality Properties, Inc. (REIT)	30,216	1,042,754
Sabra Health Care REIT, Inc. (REIT)	26,200	602,862
Saul Centers, Inc. (REIT)	5,650	261,312
Select Income REIT (REIT)	10,300	265,740
Silver Bay Realty Trust Corp. (REIT)	31,222	488,937
Sovran Self Storage, Inc. (REIT)	22,520	1,704,314
STAG Industrial, Inc. (REIT)	30,200	607,624
Strategic Hotels & Resorts, Inc. (REIT)*	131,072	1,137,705
Summit Hotel Properties, Inc. (REIT)	47,700	438,363
Sun Communities, Inc. (REIT)	26,840	1,143,921
Sunstone Hotel Investors, Inc. (REIT)	122,263	1,557,631
Terreno Realty Corp. (REIT)	1,300	23,088
UMH Properties, Inc. (REIT)	1,100	10,923
Universal Health Realty Income Trust (REIT)	7,650	320,306
Urstadt Biddle Properties, Inc. (REIT), Class A	13,570	269,772
Washington Real Estate Investment Trust (REIT)	47,800	1,207,906
Western Asset Mortgage Capital Corp. (REIT)	14,300	228,657
Whitestone REIT (REIT)	1,800	26,514
Winthrop Realty Trust (REIT)	19,800	220,770

		80,640,599

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	31,100	1,120,222
Altisource Residential Corp.	18,200	418,236
AV Homes, Inc.*	13,500	235,710
Consolidated-Tomoka Land Co.	300	11,547
Forestar Group, Inc.*	24,000	516,720
Kennedy-Wilson Holdings, Inc.	33,500	621,760
Tejon Ranch Co.*	9,200	283,728
Thomas Properties Group, Inc.	49,700	333,984

		3,541,907

Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	57,300	712,812
Banc of California, Inc.	400	5,532
Bank Mutual Corp.	35,000	219,450
BankFinancial Corp.	19,600	174,832
BBX Capital Corp., Class A*	400	5,748
Beneficial Mutual Bancorp, Inc.*	20,970	209,071
Berkshire Hills Bancorp, Inc.	14,800	371,628
BofI Holding, Inc.*	8,700	564,282
Brookline Bancorp, Inc.	51,156	481,378
Capitol Federal Financial, Inc.	107,700	1,338,711
Charter Financial Corp./Maryland	31,676	342,101
Clifton Savings Bancorp, Inc.	20,500	253,995
Dime Community Bancshares, Inc.	18,400	306,360
Doral Financial Corp.*	9,340	178,207
ESB Financial Corp.	13,824	176,256
ESSA Bancorp, Inc.	14,000	145,880
EverBank Financial Corp.	58,200	871,836
Farmer Mac, Class C	400	13,352
First Defiance Financial Corp.	1,100	25,729
First Financial Northwest, Inc.	1,900	19,817
Flagstar Bancorp, Inc.*	26,900	397,044
Fox Chase Bancorp, Inc.	19,900	346,260
Franklin Financial Corp./Virginia	18,800	356,448
Home Loan Servicing Solutions Ltd.	50,900	1,120,309
HomeStreet, Inc.	3,200	61,760
Kearny Financial Corp.*	15,407	157,460
Meridian Interstate Bancorp, Inc.*	16,233	353,717
MGIC Investment Corp.*	237,551	1,729,371
NASB Financial, Inc.*	100	2,743
Northfield Bancorp, Inc./New Jersey	42,058	510,584
Northwest Bancshares, Inc.	78,390	1,036,316
OceanFirst Financial Corp.	20,487	346,435
Oritani Financial Corp.	39,194	645,133
PennyMac Financial Services, Inc., Class A*	2,200	41,338
Provident Financial Holdings, Inc.	100	1,661
Provident Financial Services, Inc.	43,000	697,030
Provident New York Bancorp	20,100	218,889
Radian Group, Inc.	129,166	1,799,282
Rockville Financial, Inc.	23,498	305,474
Roma Financial Corp.*	16,700	310,453
Territorial Bancorp, Inc.	10,100	221,897
Tree.com, Inc.	800	21,008
TrustCo Bank Corp./New York	66,200	394,552
United Financial Bancorp, Inc.	10,900	176,253
Walker & Dunlop, Inc.*	2,700	42,957
Waterstone Financial, Inc.*	600	6,090
Westfield Financial, Inc.	21,240	149,955
WSFS Financial Corp.	3,700	222,925

		18,090,321

Total Financials		341,886,132

Health Care (14.7%)
Biotechnology (4.7%)
ACADIA Pharmaceuticals, Inc.*	50,700	1,392,729
Achillion Pharmaceuticals, Inc.*	69,800	210,796
Acorda Therapeutics, Inc.*	28,100	963,268
Aegerion Pharmaceuticals, Inc.*	21,300	1,825,623
Alnylam Pharmaceuticals, Inc.*	41,500	2,656,415
AMAG Pharmaceuticals, Inc.*	19,553	419,998
Amicus Therapeutics, Inc.*	54,600	126,672
Anacor Pharmaceuticals, Inc.*	36,800	390,816
Arena Pharmaceuticals, Inc.*	168,800	889,576
Array BioPharma, Inc.*	92,500	575,350
Astex Pharmaceuticals, Inc.*	70,300	596,144
AVEO Pharmaceuticals, Inc.*	38,400	79,488
BioMarin Pharmaceutical, Inc.*	171,537	12,388,402
Biotime, Inc.*	34,000	129,200
Celldex Therapeutics, Inc.*	60,800	2,154,144
Cepheid, Inc.*	51,000	1,991,040
Chelsea Therapeutics International Ltd.*	9,100	27,391
ChemoCentryx, Inc.*	8,100	45,036
Clovis Oncology, Inc.*	60,607	3,683,693
Coronado Biosciences, Inc.*	700	4,914
Cubist Pharmaceuticals, Inc.*	231,495	14,711,507
Curis, Inc.*	78,400	349,664
Cytokinetics, Inc.*	10,084	76,538
Cytori Therapeutics, Inc.*	30,000	69,900
Dendreon Corp.*	119,800	351,014
Dyax Corp.*	126,000	864,360
Dynavax Technologies Corp.*	210,600	252,720
Emergent Biosolutions, Inc.*	18,700	356,235
Enzon Pharmaceuticals, Inc.	36,800	61,824

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Epizyme, Inc.*	10,400	$417,352
Exact Sciences Corp.*	40,800	481,848
Exelixis, Inc.*	142,700	830,514
Fibrocell Science, Inc.*	300	1,314
Genomic Health, Inc.*	10,000	305,800
Geron Corp.*	19,800	66,330
GTx, Inc.*	38,800	77,988
Halozyme Therapeutics, Inc.*	59,200	653,568
Hyperion Therapeutics, Inc.*	600	15,678
Idenix Pharmaceuticals, Inc.*	47,200	245,912
ImmunoGen, Inc.*	64,800	1,102,896
Immunomedics, Inc.*	59,600	368,924
Infinity Pharmaceuticals, Inc.*	34,600	603,770
Insmed, Inc.*	24,800	387,128
Intercept Pharmaceuticals, Inc.*	8,500	586,755
InterMune, Inc.*	50,900	782,333
Ironwood Pharmaceuticals, Inc.*	58,500	693,225
Isis Pharmaceuticals, Inc.*	194,362	7,296,349
Keryx Biopharmaceuticals, Inc.*	61,400	620,140
Lexicon Pharmaceuticals, Inc.*	224,300	531,591
Ligand Pharmaceuticals, Inc., Class B*	12,050	521,524
MannKind Corp.*	93,055	530,414
Medivation, Inc.*	41,427	2,483,134
MEI Pharma, Inc.*	600	6,804
Merrimack Pharmaceuticals, Inc.*	65,700	249,660
MiMedx Group, Inc.*	60,900	253,953
Momenta Pharmaceuticals, Inc.*	33,100	476,309
Nanosphere, Inc.*	7,500	15,000
Neurocrine Biosciences, Inc.*	43,100	487,892
NewLink Genetics Corp.*	20,100	377,478
Novavax, Inc.*	91,800	290,088
NPS Pharmaceuticals, Inc.*	72,500	2,306,225
OncoGenex Pharmaceutical, Inc.*	2,300	21,321
Opko Health, Inc.*	135,300	1,191,993
Orexigen Therapeutics, Inc.*	47,700	292,878
Osiris Therapeutics, Inc.*	31,700	527,488
PDL BioPharma, Inc.	101,200	806,564
Peregrine Pharmaceuticals, Inc.*	25,800	36,378
Pharmacyclics, Inc.*	81,090	11,224,478
Portola Pharmaceuticals, Inc.*	15,300	409,275
Progenics Pharmaceuticals, Inc.*	30,000	150,900
Puma Biotechnology, Inc.*	16,000	858,560
Quintiles Transnational Holdings, Inc.*	250,676	11,250,339
Raptor Pharmaceutical Corp.*	49,500	739,530
Regulus Therapeutics, Inc.*	1,500	14,145
Repligen Corp.*	1,700	18,853
Rigel Pharmaceuticals, Inc.*	65,200	233,416
Sangamo BioSciences, Inc.*	32,600	341,648
Sarepta Therapeutics, Inc.*	23,100	1,091,013
SIGA Technologies, Inc.*	32,200	123,648
Spectrum Pharmaceuticals, Inc.	46,200	387,618
Stemline Therapeutics, Inc.*	400	18,116
Sunesis Pharmaceuticals, Inc.*	12,000	59,520
Synageva BioPharma Corp.*	12,300	778,713
Synergy Pharmaceuticals, Inc.*	51,000	233,070
Synta Pharmaceuticals Corp.*	44,500	280,795
Targacept, Inc.*	17,100	90,801
Tesaro, Inc.*	9,700	375,778
TG Therapeutics, Inc.*	500	2,545
Threshold Pharmaceuticals, Inc.*	30,900	143,685
Vanda Pharmaceuticals, Inc.*	41,503	455,288
Verastem, Inc.*	19,790	246,188
Vical, Inc.*	52,500	65,625
XOMA Corp.*	5,400	24,192
ZIOPHARM Oncology, Inc.*	25,800	101,910

		104,308,624

Health Care Equipment & Supplies (3.1%)
Abaxis, Inc.	14,700	618,870
ABIOMED, Inc.*	22,900	436,703
Accuray, Inc.*	48,667	359,649
Align Technology, Inc.*	316,530	15,231,424
Alphatec Holdings, Inc.*	77,400	152,478
Analogic Corp.	8,700	718,968
AngioDynamics, Inc.*	11,700	154,440
Anika Therapeutics, Inc.*	1,000	23,960
Antares Pharma, Inc.*	88,100	357,686
ArthroCare Corp.*	17,200	611,976
AtriCure, Inc.*	2,200	24,156
Atrion Corp.	1,300	336,414
Cantel Medical Corp.	23,175	738,124
Cardiovascular Systems, Inc.*	15,100	302,755
Cerus Corp.*	27,100	181,841
CONMED Corp.	18,600	632,214
CryoLife, Inc.	17,500	122,500
Cyberonics, Inc.*	21,700	1,101,058
Cynosure, Inc., Class A*	20,631	470,593
Derma Sciences, Inc.*	300	3,714
DexCom, Inc.*	47,700	1,346,571
Endologix, Inc.*	46,600	751,658
Exactech, Inc.*	18,800	378,820
GenMark Diagnostics, Inc.*	5,600	68,040
Globus Medical, Inc., Class A*	39,500	689,670
Greatbatch, Inc.*	15,100	513,853
Haemonetics Corp.*	37,000	1,475,560
HeartWare International, Inc.*	130,440	9,549,512
ICU Medical, Inc.*	7,600	516,268
Insulet Corp.*	39,400	1,427,856
Integra LifeSciences Holdings Corp.*	14,300	575,575
Invacare Corp.	20,100	347,127
MAKO Surgical Corp.*	28,100	829,231
Masimo Corp.	33,950	904,428
Meridian Bioscience, Inc.	26,900	636,185
Merit Medical Systems, Inc.*	32,675	396,348
Natus Medical, Inc.*	16,700	236,806
Navidea Biopharmaceuticals, Inc.*	70,000	185,500
Neogen Corp.*	18,300	1,111,176
NuVasive, Inc.*	33,600	822,864
NxStage Medical, Inc.*	43,200	568,512
OraSure Technologies, Inc.*	39,600	237,996
Orthofix International N.V.*	12,500	260,750
PhotoMedex, Inc.*	17,200	273,480
Quidel Corp.*	17,900	508,360
RTI Surgical, Inc.*	35,800	133,892
Sirona Dental Systems, Inc.*	182,962	12,245,647
Solta Medical, Inc.*	10,300	21,424
Spectranetics Corp.*	35,600	597,368
STAAR Surgical Co.*	30,600	414,324
STERIS Corp.	42,900	1,842,984
SurModics, Inc.*	20,600	489,868
Symmetry Medical, Inc.*	26,200	213,792
TearLab Corp.*	6,900	76,314
Thoratec Corp.*	41,400	1,543,806
Tornier N.V.*	18,800	363,404
Unilife Corp.*	39,400	130,808
Utah Medical Products, Inc.	100	5,944
Vascular Solutions, Inc.*	18,600	312,480
Volcano Corp.*	37,700	901,784
West Pharmaceutical Services, Inc.	50,200	2,065,730
Wright Medical Group, Inc.*	30,600	798,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Zeltiq Aesthetics, Inc.*	27,000	$244,890

		69,594,176

Health Care Providers & Services (3.4%)
Acadia Healthcare Co., Inc.*	432,550	17,055,447
Accretive Health, Inc.*	43,800	399,456
Addus HomeCare Corp.*	1,400	40,558
Air Methods Corp.	32,100	1,367,460
Alliance HealthCare Services, Inc.*	100	2,769
Almost Family, Inc.	7,000	136,010
Amedisys, Inc.*	20,300	349,566
AMN Healthcare Services, Inc.*	32,800	451,328
Amsurg Corp.*	22,416	889,915
Bio-Reference Labs, Inc.*	15,800	472,104
BioScrip, Inc.*	42,100	369,638
Capital Senior Living Corp.*	30,800	651,420
Centene Corp.*	38,300	2,449,668
Chemed Corp.	14,500	1,036,750
Chindex International, Inc.*	13,100	223,355
Corvel Corp.*	11,400	421,458
Cross Country Healthcare, Inc.*	200	1,212
Emeritus Corp.*	29,091	539,056
Ensign Group, Inc.	11,700	480,987
Envision Healthcare Holdings, Inc.*	230,163	5,991,143
ExamWorks Group, Inc.*	20,300	527,597
Five Star Quality Care, Inc.*	39,400	203,698
Gentiva Health Services, Inc.*	26,900	323,876
Hanger, Inc.*	26,500	894,640
HealthSouth Corp.	71,600	2,468,768
Healthways, Inc.*	25,900	479,409
IPC The Hospitalist Co., Inc.*	10,800	550,908
Kindred Healthcare, Inc.	33,541	450,456
Landauer, Inc.	6,233	319,441
LHC Group, Inc.*	9,400	220,524
Magellan Health Services, Inc.*	20,500	1,229,180
MEDNAX, Inc.*	129,743	13,026,197
Molina Healthcare, Inc.*	20,050	713,780
MWI Veterinary Supply, Inc.*	8,900	1,329,304
National Healthcare Corp.	6,100	288,347
National Research Corp., Class A*	9,544	179,714
Owens & Minor, Inc.#	48,850	1,689,722
PharMerica Corp.*	20,800	276,016
Premier, Inc., Class A*	43,386	1,375,336
Providence Service Corp.*	13,800	395,922
Select Medical Holdings Corp.	36,419	293,901
Skilled Healthcare Group, Inc., Class A*	24,290	105,904
Team Health Holdings, Inc.*	49,600	1,881,824
Triple-S Management Corp., Class B*	12,200	224,358
U.S. Physical Therapy, Inc.	7,200	223,776
Universal American Corp.	18,400	140,208
USMD Holdings, Inc.*	100	2,651
Vanguard Health Systems, Inc.*	23,695	497,832
WellCare Health Plans, Inc.*	194,330	13,552,574

		77,195,163

Health Care Technology (0.5%)
athenahealth, Inc.*	26,750	2,903,980
Computer Programs & Systems, Inc.	6,500	380,250
Greenway Medical Technologies*	15,300	315,945
HealthStream, Inc.*	15,100	571,988
HMS Holdings Corp.*	66,900	1,439,019
MedAssets, Inc.*	45,400	1,154,068
Medidata Solutions, Inc.*	19,200	1,899,456
Merge Healthcare, Inc.*	73,200	191,052
Omnicell, Inc.*	23,800	563,584
Quality Systems, Inc.	27,800	604,094
Vocera Communications, Inc.*	10,600	197,160

		10,220,596

Life Sciences Tools & Services (0.9%)
Accelerate Diagnostics, Inc.*	576	7,724
Affymetrix, Inc.*	58,100	360,220
Albany Molecular Research, Inc.*	2,400	30,936
Cambrex Corp.*	29,600	390,720
Fluidigm Corp.*	18,500	405,890
Furiex Pharmaceuticals, Inc.*	3,800	167,162
Harvard Bioscience, Inc.*	2,200	11,572
ICON plc*	370,296	15,156,215
Luminex Corp.*	28,500	570,000
NeoGenomics, Inc.*	400	1,200
Pacific Biosciences of California, Inc.*	63,400	350,602
PAREXEL International Corp.*	42,277	2,123,574
Sequenom, Inc.*	43,000	114,810

		19,690,625

Pharmaceuticals (2.1%)
AcelRx Pharmaceuticals, Inc.*	4,600	49,542
Akorn, Inc.*	720,698	14,183,337
Alimera Sciences, Inc.*	1,100	4,136
Ampio Pharmaceuticals, Inc.*	35,300	264,750
Auxilium Pharmaceuticals, Inc.*	37,600	685,448
AVANIR Pharmaceuticals, Inc., Class A*	104,900	444,776
BioDelivery Sciences International, Inc.*	200	1,086
Cadence Pharmaceuticals, Inc.*	45,700	288,367
Cempra, Inc.*	1,300	14,950
Corcept Therapeutics, Inc.*	42,000	66,780
Cornerstone Therapeutics, Inc.*	16,500	155,265
Depomed, Inc.*	47,000	351,560
Endocyte, Inc.*	35,900	478,547
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	11,400	—
Hi-Tech Pharmacal Co., Inc.	9,500	409,925
Horizon Pharma, Inc.*	4,100	13,858
Impax Laboratories, Inc.*	58,100	1,191,631
Jazz Pharmaceuticals plc*	186,220	17,126,653
Lannett Co., Inc.*	24,000	523,680
Medicines Co.*	45,300	1,518,456
Nektar Therapeutics*	79,800	833,910
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Optimer Pharmaceuticals, Inc.*	28,700	361,620
Pacira Pharmaceuticals, Inc.*	21,300	1,024,317
Pernix Therapeutics Holdings*	41,768	114,027
Pozen, Inc.*	50,300	288,219
Questcor Pharmaceuticals, Inc.	41,400	2,401,200
Repros Therapeutics, Inc.*	16,500	442,200
Sagent Pharmaceuticals, Inc.*	8,800	179,520
Santarus, Inc.*	51,800	1,169,126
Sciclone Pharmaceuticals, Inc.*	56,000	283,920
Sucampo Pharmaceuticals, Inc., Class A*	22,900	142,896
Supernus Pharmaceuticals, Inc.*	2,600	19,058
ViroPharma, Inc.*	51,100	2,008,230
Vivus, Inc.*	77,500	722,300
XenoPort, Inc.*	33,900	192,552
Zogenix, Inc.*	2,200	4,092

		47,963,234

Total Health Care		328,972,418

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (18.9%)
Aerospace & Defense (2.2%)
AAR Corp.	24,500	$669,585
Aerovironment, Inc.*	7,300	168,630
American Science & Engineering, Inc.	6,082	366,805
Astronics Corp.*	7,000	347,970
Cubic Corp.	12,600	676,368
Curtiss-Wright Corp.	33,000	1,549,680
DigitalGlobe, Inc.*	53,817	1,701,694
Engility Holdings, Inc.*	12,400	393,452
Esterline Technologies Corp.*	23,400	1,869,426
GenCorp, Inc.*	35,500	569,065
HEICO Corp.	40,997	2,777,137
Hexcel Corp.*	511,922	19,862,574
KEYW Holding Corp.*	20,900	281,105
Kratos Defense & Security Solutions, Inc.*	19,818	164,093
LMI Aerospace, Inc.*	9,700	129,592
Moog, Inc., Class A*	34,200	2,006,514
National Presto Industries, Inc.	2,978	209,681
Orbital Sciences Corp.*	39,400	834,492
Taser International, Inc.*	42,400	632,184
Teledyne Technologies, Inc.*	26,800	2,276,124
TransDigm Group, Inc.	83,279	11,550,797

		49,036,968

Air Freight & Logistics (0.8%)
Air Transport Services Group, Inc.*	28,400	212,716
Atlas Air Worldwide Holdings, Inc.*	18,600	857,646
Echo Global Logistics, Inc.*	8,300	173,802
Expeditors International of Washington, Inc.	283,010	12,469,421
Forward Air Corp.	22,600	911,910
Hub Group, Inc., Class A*	28,900	1,133,747
Pacer International, Inc.*	4,800	29,712
Park-Ohio Holdings Corp.*	12,500	480,250
UTi Worldwide, Inc.	65,600	991,216
XPO Logistics, Inc.*	21,000	455,070

		17,715,490

Airlines (0.3%)
Allegiant Travel Co.	10,190	1,073,618
Hawaiian Holdings, Inc.*	600	4,464
JetBlue Airways Corp.*	176,800	1,177,488
Republic Airways Holdings, Inc.*	36,500	434,350
SkyWest, Inc.	34,100	495,132
Spirit Airlines, Inc.*	43,600	1,494,172
U.S. Airways Group, Inc.*	137,600	2,608,896

		7,288,120

Building Products (0.3%)
AAON, Inc.	20,175	535,848
Apogee Enterprises, Inc.	21,300	632,184
Builders FirstSource, Inc.*	36,400	214,032
Gibraltar Industries, Inc.*	19,400	276,644
Griffon Corp.	27,100	339,834
Insteel Industries, Inc.	13,000	209,300
NCI Building Systems, Inc.*	23,000	293,020
Nortek, Inc.*	6,000	412,260
Ply Gem Holdings, Inc.*	19,000	265,620
Quanex Building Products Corp.	25,200	474,516
Simpson Manufacturing Co., Inc.	27,800	905,446
Trex Co., Inc.*	10,900	539,877
Universal Forest Products, Inc.	14,900	627,290
USG Corp.*	57,700	1,649,066

		7,374,937

Commercial Services & Supplies (1.1%)
ABM Industries, Inc.	36,000	958,320
ACCO Brands Corp.*	80,600	535,184
ARC Document Solutions, Inc.*	60,400	277,236
Brink’s Co.	36,800	1,041,440
Casella Waste Systems, Inc., Class A*	22,300	128,225
CECO Environmental Corp.	3,253	45,799
Cenveo, Inc.*	65,000	191,750
CompX International, Inc.	19,200	249,216
Consolidated Graphics, Inc.*	10,000	560,600
Courier Corp.	20,700	327,474
Deluxe Corp.	39,400	1,641,404
EnerNOC, Inc.*	10,200	152,898
Ennis, Inc.	14,100	254,364
G&K Services, Inc., Class A	13,400	809,226
Healthcare Services Group, Inc.	52,200	1,344,672
Heritage-Crystal Clean, Inc.*	11,800	212,636
Herman Miller, Inc.	39,300	1,146,774
HNI Corp.	35,400	1,280,772
InnerWorkings, Inc.*	20,200	198,364
Interface, Inc.	37,800	749,952
Intersections, Inc.	10,900	95,593
Kimball International, Inc., Class B	38,900	431,401
Knoll, Inc.	29,700	503,118
McGrath RentCorp	15,500	553,350
Mine Safety Appliances Co.	18,800	970,268
Mobile Mini, Inc.*	32,000	1,089,920
Multi-Color Corp.	7,300	247,689
NL Industries, Inc.	13,100	148,685
Quad/Graphics, Inc.	20,500	622,380
Schawk, Inc.	32,900	488,236
Standard Parking Corp.*	12,000	322,680
Steelcase, Inc., Class A	60,900	1,012,158
Swisher Hygiene, Inc.*	35,600	21,591
Team, Inc.*	18,000	715,500
Tetra Tech, Inc.#*	44,700	1,157,283
TMS International Corp., Class A	18,200	317,408
U.S. Ecology, Inc.	13,800	415,794
UniFirst Corp.	9,400	981,548
United Stationers, Inc.	34,890	1,517,715
Viad Corp.	11,600	289,420
West Corp.	15,400	341,418

		24,349,461

Construction & Engineering (0.4%)
Aegion Corp.*	25,200	597,996
Ameresco, Inc., Class A*	15,100	151,302
Argan, Inc.	9,600	210,912
Comfort Systems USA, Inc.	20,900	351,329
Dycom Industries, Inc.*	22,700	635,373
EMCOR Group, Inc.	48,500	1,897,805
Furmanite Corp.*	32,900	325,710
Granite Construction, Inc.	27,700	847,620
Great Lakes Dredge & Dock Corp.	39,700	294,574
Layne Christensen Co.*	12,400	247,504
MasTec, Inc.*	40,300	1,221,090
Michael Baker Corp.	14,400	582,768
MYR Group, Inc.*	19,700	478,710
Northwest Pipe Co.*	9,400	309,072
Orion Marine Group, Inc.*	14,300	148,863
Pike Electric Corp.	12,600	142,632
Primoris Services Corp.	22,900	583,263
Tutor Perini Corp.*	19,700	420,004

		9,446,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (1.3%)
Acuity Brands, Inc.	32,000	$2,944,640
American Superconductor Corp.*	24,100	56,394
AMETEK, Inc.	283,240	13,034,705
AZZ, Inc.	19,500	816,270
Brady Corp., Class A	38,100	1,162,050
Capstone Turbine Corp.*	98,300	115,994
Coleman Cable, Inc.	29,500	622,745
Encore Wire Corp.	12,200	481,168
EnerSys, Inc.	36,000	2,182,680
Enphase Energy, Inc.*	26,100	212,454
Franklin Electric Co., Inc.	33,600	1,323,840
FuelCell Energy, Inc.*	77,200	99,588
Generac Holdings, Inc.	37,300	1,590,472
General Cable Corp.	36,000	1,143,000
Global Power Equipment Group, Inc.	9,100	183,001
GrafTech International Ltd.*	84,500	714,025
II-VI, Inc.*	37,100	698,222
Polypore International, Inc.*	33,700	1,380,689
Powell Industries, Inc.*	7,000	429,030
Preformed Line Products Co.	3,898	280,383
Thermon Group Holdings, Inc.*	14,300	330,473
Vicor Corp.*	27,100	221,678

		30,023,501

Industrial Conglomerates (0.7%)
Carlisle Cos., Inc.	218,975	15,391,753
Raven Industries, Inc.	26,000	850,460

		16,242,213

Machinery (6.5%)
Actuant Corp., Class A	420,970	16,350,475
Alamo Group, Inc.	6,700	327,697
Albany International Corp., Class A	16,700	599,029
Altra Holdings, Inc.	16,800	452,088
American Railcar Industries, Inc.	11,000	431,530
Ampco-Pittsburgh Corp.	6,700	120,064
Astec Industries, Inc.	11,400	409,944
Barnes Group, Inc.	39,110	1,365,721
Blount International, Inc.*	30,600	370,566
Briggs & Stratton Corp.	35,000	704,200
Chart Industries, Inc.*	159,033	19,567,420
CIRCOR International, Inc.	10,900	677,762
CLARCOR, Inc.	39,100	2,171,223
Columbus McKinnon Corp.*	9,000	216,270
Commercial Vehicle Group, Inc.*	8,600	68,456
Douglas Dynamics, Inc.	15,000	220,950
Dynamic Materials Corp.	8,300	192,394
Energy Recovery, Inc.*	53,300	386,425
EnPro Industries, Inc.*	12,800	770,688
ESCO Technologies, Inc.	20,800	691,184
Federal Signal Corp.*	45,300	583,011
Flow International Corp.*	8,700	34,713
FreightCar America, Inc.	6,500	134,420
Gorman-Rupp Co.	8,675	348,041
Graham Corp.	10,700	386,591
Greenbrier Cos., Inc.*	17,400	430,302
Hyster-Yale Materials Handling, Inc.	7,600	681,492
IDEX Corp.	290,570	18,959,693
John Bean Technologies Corp.	18,400	457,792
Joy Global, Inc.	214,710	10,958,798
Kadant, Inc.	10,900	366,131
Kaydon Corp.	22,300	792,096
L.B. Foster Co., Class A	4,400	201,256
Lincoln Electric Holdings, Inc.	265,870	17,712,259
Lindsay Corp.	8,200	669,284
Lydall, Inc.*	22,000	377,740
Meritor, Inc.*	65,800	517,188
Middleby Corp.*	84,090	17,567,242
Miller Industries, Inc.	13,800	234,324
Mueller Industries, Inc.	20,300	1,130,101
Mueller Water Products, Inc., Class A	97,400	778,226
NN, Inc.	1,900	29,564
Omega Flex, Inc.	13,700	258,793
PMFG, Inc.*	8,500	62,900
Proto Labs, Inc.*	12,300	939,597
RBC Bearings, Inc.*	17,300	1,139,897
Rexnord Corp.*	22,400	465,920
Standex International Corp.	9,600	570,240
Sun Hydraulics Corp.	12,000	435,000
Tennant Co.	13,800	855,600
Titan International, Inc.	40,000	585,600
Trimas Corp.*	25,000	932,500
Twin Disc, Inc.	10,200	266,526
Valmont Industries, Inc.	112,545	15,633,626
Wabash National Corp.*	37,700	439,582
Watts Water Technologies, Inc., Class A	23,092	1,301,696
Woodward, Inc.	53,800	2,196,654

		145,528,481

Marine (0.9%)
International Shipholding Corp.	13,600	373,184
Kirby Corp.*	222,684	19,273,300
Matson, Inc.	30,800	807,884

		20,454,368

Professional Services (2.0%)
Acacia Research Corp.	38,700	892,422
Advisory Board Co.*	26,700	1,588,116
Barrett Business Services, Inc.	5,600	376,936
CBIZ, Inc.*	15,600	116,064
CDI Corp.	13,200	202,092
Corporate Executive Board Co.	26,500	1,924,430
CRA International, Inc.*	6,100	113,582
Exponent, Inc.	10,000	718,400
Franklin Covey Co.*	26,300	472,085
FTI Consulting, Inc.*	30,200	1,141,560
GP Strategies Corp.*	19,200	503,424
Heidrick & Struggles International, Inc.	7,900	150,574
Huron Consulting Group, Inc.*	17,800	936,458
ICF International, Inc.*	11,700	414,297
Insperity, Inc.	14,100	530,160
Kelly Services, Inc., Class A	18,100	352,407
Kforce, Inc.	21,300	376,797
Korn/Ferry International*	30,100	644,140
Mistras Group, Inc.*	15,300	260,100
Navigant Consulting, Inc.*	38,800	599,848
Odyssey Marine Exploration, Inc.*	58,600	176,386
On Assignment, Inc.*	33,400	1,102,200
Pendrell Corp.*	110,000	213,400
Resources Connection, Inc.	26,700	362,319
Robert Half International, Inc.	352,980	13,776,809
RPX Corp.*	23,400	410,202
TrueBlue, Inc.*	28,300	679,483
VSE Corp.	4,900	230,055
WageWorks, Inc.*	307,466	15,511,660

		44,776,406

Road & Rail (1.0%)
Arkansas Best Corp.	18,600	477,462
Celadon Group, Inc.	11,700	218,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Genesee & Wyoming, Inc., Class A*	171,844	$15,976,337
Heartland Express, Inc.	37,900	537,801
Knight Transportation, Inc.	46,800	773,136
Marten Transport Ltd.	9,500	162,925
Patriot Transportation Holding, Inc.*	4,900	165,767
Quality Distribution, Inc.*	23,300	215,292
Roadrunner Transportation Systems, Inc.*	11,300	319,112
Saia, Inc.*	14,700	458,346
Swift Transportation Co.*	56,900	1,148,811
Universal Truckload Services, Inc.	9,100	242,606
Werner Enterprises, Inc.	30,200	704,566

		21,400,600

Trading Companies & Distributors (1.4%)
Aceto Corp.	33,500	523,270
Aircastle Ltd.	41,700	725,997
Applied Industrial Technologies, Inc.	31,900	1,642,850
Beacon Roofing Supply, Inc.*	33,000	1,216,710
CAI International, Inc.*	13,200	307,164
DXP Enterprises, Inc.*	6,900	544,893
Edgen Group, Inc.*	27,900	212,040
H&E Equipment Services, Inc.*	21,700	576,352
Houston Wire & Cable Co.	12,000	161,640
Kaman Corp.	20,700	783,702
Rush Enterprises, Inc., Class A*	22,000	583,220
TAL International Group, Inc.	22,700	1,060,771
Textainer Group Holdings Ltd.	15,400	583,198
Titan Machinery, Inc.*	5,900	94,813
United Rentals, Inc.*	343,160	20,002,796
Watsco, Inc.	18,600	1,753,422

		30,772,838

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	23,800	498,134

Total Industrials		424,908,044

Information Technology (19.5%)
Communications Equipment (1.6%)
ADTRAN, Inc.	42,500	1,132,200
Anaren, Inc.*	10,500	267,750
ARRIS Group, Inc.*	91,200	1,555,872
Aruba Networks, Inc.*	87,000	1,447,680
Aviat Networks, Inc.*	35,269	90,994
Bel Fuse, Inc., Class B	6,500	113,360
Black Box Corp.	11,800	361,552
CalAmp Corp.*	32,600	574,738
Calix, Inc.*	31,100	395,903
Ciena Corp.*	659,072	16,463,619
Comtech Telecommunications Corp.	18,000	437,760
Digi International, Inc.*	18,800	188,188
Emulex Corp.*	54,500	422,920
Extreme Networks, Inc.*	64,400	336,168
Finisar Corp.*	64,300	1,455,109
Globecomm Systems, Inc.*	32,100	450,363
Harmonic, Inc.*	77,700	597,513
Infinera Corp.*	75,000	848,250
InterDigital, Inc.	32,800	1,224,424
Ixia*	32,750	513,192
KVH Industries, Inc.*	14,300	197,340
NETGEAR, Inc.*	26,300	811,618
Oplink Communications, Inc.*	13,600	255,952
Plantronics, Inc.	31,600	1,455,180
Procera Networks, Inc.*	8,000	123,920
Ruckus Wireless, Inc.*	31,500	530,145
ShoreTel, Inc.*	15,280	92,291
Sonus Networks, Inc.*	159,000	537,420
Symmetricom, Inc.*	25,500	122,910
Tellabs, Inc.	284,800	646,496
Ubiquiti Networks, Inc.	18,400	618,056
ViaSat, Inc.*	28,600	1,823,250
Westell Technologies, Inc., Class A*	62,900	210,715

		36,302,848

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	17,300	103,800
Cray, Inc.*	24,700	594,529
Electronics for Imaging, Inc.*	29,449	932,944
Fusion-io, Inc.*	55,000	736,450
Imation Corp.*	20,800	85,280
Immersion Corp.*	34,300	452,417
QLogic Corp.*	75,800	829,252
Quantum Corp.*	63,400	87,492
Silicon Graphics International Corp.*	24,100	391,625
Super Micro Computer, Inc.*	2,700	36,558
Synaptics, Inc.*	22,500	996,300

		5,246,647

Electronic Equipment, Instruments & Components (1.4%)
Agilysys, Inc.*	16,200	193,104
Anixter International, Inc.*	21,800	1,910,988
Audience, Inc.*	3,300	37,092
Badger Meter, Inc.	9,500	441,750
Belden, Inc.	36,300	2,325,015
Benchmark Electronics, Inc.*	48,500	1,110,165
Checkpoint Systems, Inc.*	26,100	435,870
Cognex Corp.	59,800	1,875,328
Coherent, Inc.	17,800	1,093,810
CTS Corp.	21,400	337,478
Daktronics, Inc.	25,800	288,702
DTS, Inc.*	7,008	147,168
Electro Rent Corp.	15,700	284,798
Electro Scientific Industries, Inc.	12,100	141,691
Fabrinet*	14,700	247,548
FARO Technologies, Inc.*	13,195	556,433
FEI Co.	29,700	2,607,660
GSI Group, Inc.*	16,000	152,640
Insight Enterprises, Inc.*	33,600	635,712
InvenSense, Inc.*	41,000	722,420
Itron, Inc.*	28,600	1,224,938
Kemet Corp.*	41,800	174,724
Littelfuse, Inc.	16,500	1,290,630
Maxwell Technologies, Inc.*	15,500	140,740
Measurement Specialties, Inc.*	11,900	645,456
Mercury Systems, Inc.*	13,000	129,870
Methode Electronics, Inc.	21,100	590,800
MTS Systems Corp.	11,300	727,155
Multi-Fineline Electronix, Inc.*	6,950	112,729
Neonode, Inc.*	33,500	215,070
Newport Corp.*	29,600	462,648
OSI Systems, Inc.*	13,800	1,027,686
Park Electrochemical Corp.	13,200	378,180
PC Connection, Inc.	21,900	330,471
Plexus Corp.*	25,895	963,294
RadiSys Corp.*	16,200	52,002
RealD, Inc.*	23,000	161,000
Richardson Electronics Ltd.	15,600	177,372
Rofin-Sinar Technologies, Inc.*	19,200	464,832
Rogers Corp.*	11,300	672,124
Sanmina Corp.*	50,800	888,492
ScanSource, Inc.*	21,400	740,440
SYNNEX Corp.*	18,000	1,106,100

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TTM Technologies, Inc.*	50,711	$494,433
Universal Display Corp.*	30,900	989,727
Viasystems Group, Inc.*	11,200	161,840
Vishay Precision Group, Inc.*	12,800	186,240
Zygo Corp.*	17,800	284,444

		30,338,809

Internet Software & Services (3.5%)
Active Network, Inc.*	39,200	560,952
Angie’s List, Inc.*	27,700	623,250
Bankrate, Inc.*	35,933	739,142
Bazaarvoice, Inc.*	26,700	242,436
Blucora, Inc.*	28,400	652,632
Brightcove, Inc.*	17,700	199,125
Carbonite, Inc.*	19,500	292,500
comScore, Inc.*	22,900	663,413
Constant Contact, Inc.*	20,500	485,645
Cornerstone OnDemand, Inc.*	26,200	1,347,728
CoStar Group, Inc.*	145,224	24,383,110
Dealertrack Technologies, Inc.*	37,000	1,585,080
Demand Media, Inc.*	20,100	127,032
Demandware, Inc.*	9,300	430,869
Dice Holdings, Inc.*	31,800	270,618
Digital River, Inc.*	27,000	482,490
EarthLink, Inc.	75,000	371,250
Envestnet, Inc.*	17,500	542,500
Internap Network Services Corp.*	34,500	239,775
IntraLinks Holdings, Inc.*	31,300	275,440
j2 Global, Inc.	32,900	1,629,208
Limelight Networks, Inc.*	65,200	125,836
Liquidity Services, Inc.*	18,300	614,148
LivePerson, Inc.*	37,800	356,832
LogMeIn, Inc.*	14,600	453,330
Marchex, Inc., Class B	1,600	11,648
Monster Worldwide, Inc.*	94,300	416,806
Move, Inc.*	27,375	464,006
NIC, Inc.	45,895	1,060,633
OpenTable, Inc.*	16,900	1,182,662
Pandora Media, Inc.*	628,520	15,794,708
Perficient, Inc.*	19,700	361,692
QuinStreet, Inc.*	9,200	86,940
RealNetworks, Inc.*	15,150	129,684
Responsys, Inc.*	26,600	438,900
SciQuest, Inc.*	15,700	352,622
Shutterstock, Inc.*	5,400	392,688
SPS Commerce, Inc.*	12,300	823,116
Stamps.com, Inc.*	7,600	349,068
support.com, Inc.*	29,500	160,775
TechTarget, Inc.*	28,900	144,211
Travelzoo, Inc.*	3,600	95,544
Trulia, Inc.*	17,300	813,619
United Online, Inc.	56,300	449,274
Unwired Planet, Inc.*	50,996	88,223
ValueClick, Inc.*	60,300	1,257,255
VistaPrint N.V.*	28,800	1,627,776
Vocus, Inc.*	8,800	81,928
Web.com Group, Inc.*	30,400	983,136
WebMD Health Corp.*	25,400	726,440
XO Group, Inc.*	22,100	285,532
Yelp, Inc.*	76,660	5,073,359
Zillow, Inc., Class A*	72,760	6,138,761
Zix Corp.*	52,000	254,280

		77,739,627

IT Services (1.7%)
Acxiom Corp.*	58,200	1,652,298
CACI International, Inc., Class A*	16,700	1,154,137
Cardtronics, Inc.*	30,900	1,146,390
Cass Information Systems, Inc.	5,401	288,251
CIBER, Inc.*	45,200	149,160
Computer Task Group, Inc.	19,700	318,352
Convergys Corp.	90,700	1,700,625
CSG Systems International, Inc.	22,600	566,130
EPAM Systems, Inc.*	15,800	545,100
Euronet Worldwide, Inc.*	36,940	1,470,212
EVERTEC, Inc.	21,300	473,073
ExlService Holdings, Inc.*	23,600	672,128
Forrester Research, Inc.	9,900	363,924
Global Cash Access Holdings, Inc.*	46,100	360,041
Hackett Group, Inc.	38,600	275,218
Heartland Payment Systems, Inc.	26,700	1,060,524
Higher One Holdings, Inc.*	19,100	146,497
iGATE Corp.*	22,300	619,048
Lionbridge Technologies, Inc.*	109,091	402,546
ManTech International Corp., Class A	14,700	422,772
MAXIMUS, Inc.	363,660	16,379,246
MoneyGram International, Inc.*	9,500	186,010
Sapient Corp.*	95,800	1,491,606
ServiceSource International, Inc.*	38,600	466,288
Sykes Enterprises, Inc.*	24,228	433,924
Syntel, Inc.	11,050	885,105
TeleTech Holdings, Inc.*	18,400	461,656
Unisys Corp.*	41,489	1,045,108
Virtusa Corp.*	15,800	459,148
WEX, Inc.*	29,200	2,562,300

		38,156,817

Semiconductors & Semiconductor Equipment (3.5%)
Advanced Energy Industries, Inc.*	24,400	427,488
Alpha & Omega Semiconductor Ltd.*	38,825	326,518
Amkor Technology, Inc.*	62,900	269,841
ANADIGICS, Inc.*	101,300	199,561
Applied Micro Circuits Corp.*	45,300	584,370
Atmel Corp.*	1,410,890	10,497,022
ATMI, Inc.*	20,400	541,008
Axcelis Technologies, Inc.*	102,200	215,642
Brooks Automation, Inc.	40,700	378,917
Cabot Microelectronics Corp.*	17,000	654,840
Cavium, Inc.*	364,390	15,012,868
CEVA, Inc.*	11,800	203,550
Cirrus Logic, Inc.*	48,500	1,099,980
Cohu, Inc.	13,400	146,194
Cypress Semiconductor Corp.*	106,300	992,842
Diodes, Inc.*	21,300	521,850
DSP Group, Inc.*	32,700	230,535
Entegris, Inc.*	106,800	1,084,020
Entropic Communications, Inc.*	58,300	255,354
Exar Corp.*	24,000	321,840
FormFactor, Inc.*	25,100	172,186
GSI Technology, Inc.*	31,300	220,039
GT Advanced Technologies, Inc.*	90,378	769,117
Hittite Microwave Corp.*	22,500	1,470,375
Inphi Corp.*	10,200	136,986
Integrated Device Technology, Inc.*	103,800	977,796
Integrated Silicon Solution, Inc.*	19,200	209,088
International Rectifier Corp.*	53,800	1,332,626
Intersil Corp., Class A	99,100	1,112,893
IXYS Corp.	18,200	175,630
Kopin Corp.*	54,500	219,635
Lattice Semiconductor Corp.*	68,400	305,064
LTX-Credence Corp.*	21,900	144,102

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
MA-COM Technology Solutions Holdings, Inc.*	12,500	$212,750
MaxLinear, Inc., Class A*	35,100	290,979
Micrel, Inc.	29,800	271,478
Microsemi Corp.*	65,300	1,583,525
Mindspeed Technologies, Inc.*	14,200	43,168
MKS Instruments, Inc.	40,100	1,066,259
Monolithic Power Systems, Inc.	22,700	687,356
MoSys, Inc.*	37,600	139,872
Nanometrics, Inc.*	15,500	249,860
NeoPhotonics Corp.*	29,100	215,049
NVE Corp.*	3,200	163,328
OmniVision Technologies, Inc.*	38,600	590,966
PDF Solutions, Inc.*	18,400	391,000
Pericom Semiconductor Corp.*	13,700	106,860
Photronics, Inc.*	44,500	348,435
PLX Technology, Inc.*	20,400	122,808
PMC-Sierra, Inc.*	147,500	976,450
Power Integrations, Inc.	26,000	1,407,900
Rambus, Inc.*	70,500	662,700
RF Micro Devices, Inc.*	187,700	1,058,628
Rubicon Technology, Inc.*	3,500	42,385
Rudolph Technologies, Inc.*	18,500	210,900
Semtech Corp.*	46,400	1,391,536
Sigma Designs, Inc.*	16,200	90,558
Silicon Image, Inc.*	47,100	251,514
Spansion, Inc., Class A*	36,100	364,249
SunEdison, Inc.*	179,500	1,430,615
SunPower Corp.*	38,800	1,015,008
Supertex, Inc.	6,792	172,109
Teradyne, Inc.*	577,310	9,537,161
Tessera Technologies, Inc.	32,600	630,810
TriQuint Semiconductor, Inc.*	116,100	943,893
Ultra Clean Holdings, Inc.*	19,800	136,818
Ultratech, Inc.*	16,700	506,010
Veeco Instruments, Inc.*	289,090	10,762,821
Volterra Semiconductor Corp.*	19,700	453,100

		79,738,635

Software (7.6%)
Accelrys, Inc.*	35,661	351,618
ACI Worldwide, Inc.*	30,900	1,670,454
Actuate Corp.*	25,400	186,690
Advent Software, Inc.	21,000	666,750
American Software, Inc., Class A	27,000	230,580
ANSYS, Inc.*	187,600	16,231,152
Aspen Technology, Inc.*	371,273	12,827,482
AVG Technologies N.V.*	16,200	387,828
Blackbaud, Inc.	34,100	1,331,264
Bottomline Technologies (de), Inc.*	23,900	666,332
BroadSoft, Inc.*	21,400	771,042
Cadence Design Systems, Inc.*	863,513	11,657,426
Callidus Software, Inc.*	4,200	38,514
CommVault Systems, Inc.*	34,700	3,047,701
Comverse, Inc.*	17,040	544,428
Concur Technologies, Inc.*	133,150	14,713,075
Digimarc Corp.	7,400	149,480
Ebix, Inc.	9,309	92,531
Ellie Mae, Inc.*	16,800	537,768
EPIQ Systems, Inc.	19,500	257,790
ePlus, Inc.	9,000	465,120
Fair Isaac Corp.	28,400	1,569,952
FireEye, Inc.*	136,525	5,669,883
FleetMatics Group plc*	11,800	443,090
Guidance Software, Inc.*	31,800	288,426
Guidewire Software, Inc.*	30,300	1,427,433
Imperva, Inc.*	14,600	613,492
Infoblox, Inc.*	339,910	14,215,036
Informatica Corp.*	383,940	14,962,142
Interactive Intelligence Group, Inc.*	10,200	647,598
Jive Software, Inc.*	28,600	357,500
Manhattan Associates, Inc.*	14,900	1,422,205
Mentor Graphics Corp.	80,700	1,885,959
MicroStrategy, Inc., Class A*	5,900	612,184
Monotype Imaging Holdings, Inc.	25,800	739,428
NetScout Systems, Inc.*	26,800	685,276
Pegasystems, Inc.	12,700	505,587
Progress Software Corp.*	43,650	1,129,662
Proofpoint, Inc.*	15,200	488,224
PROS Holdings, Inc.*	16,700	570,973
PTC, Inc.*	91,300	2,595,659
Qlik Technologies, Inc.*	66,410	2,273,878
RealPage, Inc.*	27,800	643,848
Rosetta Stone, Inc.*	17,300	280,779
SeaChange International, Inc.*	12,800	146,816
ServiceNow, Inc.*	321,615	16,707,899
Sourcefire, Inc.*	21,500	1,632,280
SS&C Technologies Holdings, Inc.*	42,100	1,604,010
Synchronoss Technologies, Inc.*	19,000	723,140
Tableau Software, Inc., Class A*	59,561	4,243,126
Take-Two Interactive Software, Inc.*	60,800	1,104,128
Tangoe, Inc.*	23,200	553,552
Telenav, Inc.*	60,600	353,904
TiVo, Inc.*	83,700	1,041,228
Tyler Technologies, Inc.*	24,100	2,108,027
Ultimate Software Group, Inc.*	116,395	17,156,623
VASCO Data Security International, Inc.*	22,500	177,525
Verint Systems, Inc.*	37,321	1,383,116
VirnetX Holding Corp.*	31,200	636,480

		170,425,093

Total Information Technology		437,948,476

Materials (3.2%)
Chemicals (1.9%)
A. Schulman, Inc.	18,100	533,226
Advanced Emissions Solutions, Inc.*	5,419	231,500
American Vanguard Corp.	23,000	619,160
Arabian American Development Co.*	23,000	209,300
Axiall Corp.	53,100	2,006,649
Balchem Corp.	20,800	1,076,400
Calgon Carbon Corp.*	36,300	689,337
Chemtura Corp.*	68,800	1,581,712
Ferro Corp.*	65,854	599,930
Flotek Industries, Inc.*	35,800	823,400
FutureFuel Corp.	19,373	347,939
GSE Holding, Inc.*	18,300	38,064
H.B. Fuller Co.	41,600	1,879,904
Hawkins, Inc.	6,600	249,084
Innophos Holdings, Inc.	17,000	897,260
Innospec, Inc.	17,000	793,220
Intrepid Potash, Inc.	39,500	619,360
KMG Chemicals, Inc.	12,300	270,477
Koppers Holdings, Inc.	13,500	575,775
Kraton Performance Polymers, Inc.*	22,900	448,611
Landec Corp.*	28,600	348,920
LSB Industries, Inc.*	11,500	385,595
Minerals Technologies, Inc.	30,200	1,490,974
Olin Corp.	56,600	1,305,762
OM Group, Inc.*	24,600	830,988
OMNOVA Solutions, Inc.*	22,600	193,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PolyOne Corp.	662,577	$20,347,739
Quaker Chemical Corp.	10,100	737,805
Sensient Technologies Corp.	35,600	1,704,884
Stepan Co.	11,600	669,668
Tredegar Corp.	20,500	533,000
Zep, Inc.	9,200	149,592
Zoltek Cos., Inc.*	12,300	205,287

		43,393,752

Construction Materials (0.1%)
Headwaters, Inc.*	46,200	415,338
Texas Industries, Inc.*	15,300	1,014,543
United States Lime & Minerals, Inc.*	2,800	164,080

		1,593,961

Containers & Packaging (0.2%)
AEP Industries, Inc.*	6,500	483,015
Berry Plastics Group, Inc.*	40,000	798,800
Boise, Inc.	70,100	883,260
Graphic Packaging Holding Co.*	151,778	1,299,220
Myers Industries, Inc.	18,400	370,024

		3,834,319

Metals & Mining (0.6%)
A.M. Castle & Co.*	11,300	181,930
AK Steel Holding Corp.*	86,000	322,500
Allied Nevada Gold Corp.*	75,100	313,918
AMCOL International Corp.	18,000	588,240
Century Aluminum Co.*	34,100	274,505
Coeur Mining, Inc.*	65,370	787,708
Commercial Metals Co.	84,500	1,432,275
General Moly, Inc.*	46,300	76,395
Globe Specialty Metals, Inc.	45,200	696,532
Gold Resource Corp.	14,400	95,472
Handy & Harman Ltd.*	300	7,161
Haynes International, Inc.	11,800	534,894
Hecla Mining Co.	222,100	697,394
Horsehead Holding Corp.*	30,500	380,030
Kaiser Aluminum Corp.	15,000	1,068,750
Materion Corp.	14,300	458,458
Midway Gold Corp.*	126,200	120,521
Molycorp, Inc.*	89,600	587,776
Noranda Aluminum Holding Corp.	9,300	22,878
Olympic Steel, Inc.	4,900	136,122
Paramount Gold and Silver Corp.*	54,500	70,305
RTI International Metals, Inc.*	19,000	608,760
Schnitzer Steel Industries, Inc., Class A	19,600	539,784
Stillwater Mining Co.*	103,275	1,137,058
SunCoke Energy, Inc.*	50,430	857,310
U.S. Silica Holdings, Inc.	15,500	385,950
Universal Stainless & Alloy Products, Inc.*	4,600	149,638
Walter Energy, Inc.	45,200	634,156
Worthington Industries, Inc.	41,799	1,439,140

		14,605,560

Paper & Forest Products (0.4%)
Boise Cascade Co.*	6,010	161,969
Clearwater Paper Corp.*	18,128	865,975
Deltic Timber Corp.	7,100	462,494
KapStone Paper and Packaging Corp.	31,400	1,343,920
Louisiana-Pacific Corp.*	107,600	1,892,684
Neenah Paper, Inc.	10,100	397,031
P.H. Glatfelter Co.	29,400	795,858
Resolute Forest Products, Inc.*	63,000	832,860
Schweitzer-Mauduit International, Inc.	22,800	1,380,084
Wausau Paper Corp.	30,600	397,494

		8,530,369

Total Materials		71,957,961

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.3%)
8x8, Inc.*	62,900	633,403
Atlantic Tele-Network, Inc.	8,300	432,679
Cbeyond, Inc.*	29,700	190,377
Cincinnati Bell, Inc.*	152,000	413,440
Cogent Communications Group, Inc.	34,100	1,099,725
Consolidated Communications Holdings, Inc.	31,077	535,768
Fairpoint Communications, Inc.*	26,500	253,075
General Communication, Inc., Class A*	28,900	275,128
IDT Corp., Class B	12,700	225,425
inContact, Inc.*	39,000	322,530
Inteliquent, Inc.	2,250	21,735
Iridium Communications, Inc.*	34,300	235,984
Lumos Networks Corp.	6,000	130,020
magicJack VocalTec Ltd.*	8,900	114,543
ORBCOMM, Inc.*	1,700	8,959
Premiere Global Services, Inc.*	34,199	340,622
Primus Telecommunications Group, Inc.	14,000	47,460
Straight Path Communications, Inc., Class B*	6,350	33,401
Towerstream Corp.*	57,200	163,592
Vonage Holdings Corp.*	90,900	285,426

		5,763,292

Wireless Telecommunication Services (0.1%)
Boingo Wireless, Inc.*	28,000	196,000
Leap Wireless International, Inc.*	38,700	611,073
NII Holdings, Inc.*	124,300	754,501
NTELOS Holdings Corp.	27,300	513,240
Shenandoah Telecommunications Co.	13,664	329,302
USA Mobility, Inc.	11,643	164,865

		2,568,981

Total Telecommunication Services		8,332,273

Utilities (1.5%)
Electric Utilities (0.7%)
ALLETE, Inc.	29,700	1,434,510
Cleco Corp.	43,400	1,946,056
El Paso Electric Co.	27,800	928,520
Empire District Electric Co.	27,825	602,689
IDACORP, Inc.	36,500	1,766,600
MGE Energy, Inc.	15,400	840,070
Otter Tail Corp.	25,300	698,280
PNM Resources, Inc.	58,000	1,312,540
Portland General Electric Co.	54,600	1,541,358
UIL Holdings Corp.	38,050	1,414,699
Unitil Corp.	9,300	272,211
UNS Energy Corp.	31,300	1,459,206

		14,216,739

Gas Utilities (0.4%)
Chesapeake Utilities Corp.	5,360	281,346
Delta Natural Gas Co., Inc.	11,800	260,662
Laclede Group, Inc.	23,600	1,062,000
New Jersey Resources Corp.	25,600	1,127,680
Northwest Natural Gas Co.	20,100	843,798
Piedmont Natural Gas Co., Inc.#	54,000	1,775,520
South Jersey Industries, Inc.	22,600	1,323,908
Southwest Gas Corp.	29,400	1,470,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
WGL Holdings, Inc.	32,500	$1,388,075

		9,532,989

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	83,090	358,118
Dynegy, Inc.*	72,300	1,396,836
Genie Energy Ltd., Class B*	42,600	417,480
Ormat Technologies, Inc.	10,500	281,085

		2,453,519

Multi-Utilities (0.2%)
Avista Corp.	41,400	1,092,960
Black Hills Corp.	31,700	1,580,562
NorthWestern Corp.	23,891	1,073,184

		3,746,706

Water Utilities (0.1%)
American States Water Co.	24,000	661,440
Artesian Resources Corp., Class A	9,600	213,600
California Water Service Group	35,100	713,232
Connecticut Water Service, Inc.	7,300	234,768
Consolidated Water Co., Ltd.	29,100	435,627
Middlesex Water Co.	10,100	216,039
SJW Corp.	9,300	260,586
York Water Co.	8,400	168,588

		2,903,880

Total Utilities		32,853,833

Total Common Stocks (99.0%) (Cost $1,428,166,080)		2,222,932,239

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $3,175)	200	4,896

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$14,400	13,455

Total Financials		13,455

Total Corporate Bonds		13,455

Total Long-Term Debt Securities (0.0%) (Cost $14,400)		13,455

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/31/13(b)*	11,460	—
Magnum Hunter Resources Corp.,expiring 10/14/13(b)*	7,020	49

Total Warrants (0.0%) (Cost $—)		49

Total Investments (99.0%) (Cost $1,428,183,655)		2,222,950,639
Other Assets Less Liabilities (1.0%)		22,717,041

Net Assets (100%)		$2,245,667,680

*	Non-income producing.

†	Securities (totaling $3,300 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,490,759.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	68	December-13	$7,223,947	$7,285,520	$61,573

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$391,374,047	$—	$—	$391,374,047
Consumer Staples	58,961,447	—	—	58,961,447
Energy	125,737,608	—	—	125,737,608
Financials	341,886,132	—	—	341,886,132
Health Care	328,969,118	—	3,300	328,972,418
Industrials	424,908,044	—	—	424,908,044
Information Technology	437,948,476	—	—	437,948,476
Materials	71,957,961	—	—	71,957,961
Telecommunication Services	8,332,273	—	—	8,332,273
Utilities	32,853,833	—	—	32,853,833
Corporate Bonds
Financials	—	13,455	—	13,455
Futures	61,573	—	—	61,573
Investment Companies
Investment Companies	4,896	—	—	4,896
Warrants
Energy	49	—	—	49

Total Assets	$2,222,995,457	$13,455	$3,300	$2,223,012,212

Total Liabilities	$—	$—	$—	$—

Total	$2,222,995,457	$13,455	$3,300	$2,223,012,212

(a)	A security with a market value of $49 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$710,864,398
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$824,331,725

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$833,150,608
Aggregate gross unrealized depreciation	(50,758,474)

Net unrealized appreciation	$782,392,134

Federal income tax cost of investments	$1,440,558,505

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (2.1%)
American Axle & Manufacturing Holdings, Inc.*	5,220	$102,938
Autoliv, Inc.	33,500	2,927,565
Cooper Tire & Rubber Co.	4,858	149,626
Dana Holding Corp.	11,262	257,224
Dorman Products, Inc.	1,955	96,870
Drew Industries, Inc.	32,076	1,460,741
Federal-Mogul Corp.*	1,562	26,226
Fox Factory Holding Corp.*	655	12,622
Fuel Systems Solutions, Inc.*	955	18,775
Gentex Corp.	96,500	2,469,435
Gentherm, Inc.*	2,594	49,494
Modine Manufacturing Co.*	3,658	53,517
Remy International, Inc.	1,127	22,810
Shiloh Industries, Inc.	431	5,646
Spartan Motors, Inc.	2,643	16,043
Standard Motor Products, Inc.	1,537	49,430
Stoneridge, Inc.*	2,255	24,377
Superior Industries International, Inc.	1,803	32,148
Tenneco, Inc.*	4,674	236,037
Tower International, Inc.*	454	9,075

		8,020,599

Automobiles (1.7%)
Thor Industries, Inc.	90,000	5,223,600
Winnebago Industries, Inc.*	49,027	1,272,741

		6,496,341

Distributors (0.1%)
Core-Mark Holding Co., Inc.	892	59,264
Pool Corp.	3,567	200,216
VOXX International Corp.*	1,445	19,797
Weyco Group, Inc.	489	13,848

		293,125

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	1,367	51,673
Ascent Capital Group, Inc., Class A*	1,097	88,440
Bridgepoint Education, Inc.*	1,393	25,130
Bright Horizons Family Solutions, Inc.*	918	32,892
Capella Education Co.*	858	48,529
Career Education Corp.*	4,398	12,138
Carriage Services, Inc.	1,217	23,610
Corinthian Colleges, Inc.*	5,849	12,809
Education Management Corp.*	1,884	17,182
Grand Canyon Education, Inc.*	3,525	141,987
Hillenbrand, Inc.	70,272	1,923,345
ITT Educational Services, Inc.*	1,816	56,296
JTH Holding, Inc., Class A*	364	6,898
K12, Inc.*	2,108	65,095
LifeLock, Inc.*	4,716	69,938
Lincoln Educational Services Corp.	1,920	8,851
Mac-Gray Corp.	914	13,308
Matthews International Corp., Class A	2,143	81,605
Outerwall, Inc.*	2,184	109,178
Regis Corp.	105,688	1,551,500
Sotheby’s, Inc.	5,268	258,817
Steiner Leisure Ltd.*	1,140	66,610
Stewart Enterprises, Inc., Class A	5,620	73,847
Strayer Education, Inc.	840	34,877
Universal Technical Institute, Inc.	1,634	19,820

		4,794,375

Hotels, Restaurants & Leisure (0.9%)
AFC Enterprises, Inc.*	1,853	80,772
Biglari Holdings, Inc.*	111	45,806
BJ’s Restaurants, Inc.*	1,916	55,028
Bloomin’ Brands, Inc.*	4,293	101,358
Bob Evans Farms, Inc.	2,163	123,875
Boyd Gaming Corp.*	5,394	76,325
Bravo Brio Restaurant Group, Inc.*	1,534	23,163
Buffalo Wild Wings, Inc.*	1,444	160,602
Caesars Entertainment Corp.*	2,864	56,449
Carrols Restaurant Group, Inc.*	1,892	11,541
CEC Entertainment, Inc.	1,381	63,333
Cheesecake Factory, Inc.	4,095	179,975
Churchill Downs, Inc.	1,066	92,230
Chuy’s Holdings, Inc.*	1,259	45,186
Cracker Barrel Old Country Store, Inc.	1,511	155,996
Del Frisco’s Restaurant Group, Inc.*	861	17,366
Denny’s Corp.*	7,042	43,097
Diamond Resorts International, Inc.*	1,301	24,472
DineEquity, Inc.	1,284	88,596
Diversified Restaurant Holdings, Inc.*	849	5,569
Einstein Noah Restaurant Group, Inc.	527	9,128
Fiesta Restaurant Group, Inc.*	1,538	57,921
Ignite Restaurant Group, Inc.*	571	8,862
International Speedway Corp., Class A	2,159	69,736
Interval Leisure Group, Inc.	3,056	72,213
Isle of Capri Casinos, Inc.*	1,714	12,958
Jack in the Box, Inc.*	3,411	136,440
Jamba, Inc.*	1,252	16,752
Krispy Kreme Doughnuts, Inc.*	5,085	98,344
Life Time Fitness, Inc.*	3,296	169,645
Luby’s, Inc.*	1,519	10,906
Marcus Corp.	1,437	20,880
Marriott Vacations Worldwide Corp.*	2,266	99,704
Monarch Casino & Resort, Inc.*	641	12,166
Morgans Hotel Group Co.*	1,965	15,111
Multimedia Games Holding Co., Inc.*	2,239	77,357
Nathan’s Famous, Inc.*	219	11,559
Noodles & Co.*	444	18,946
Orient-Express Hotels Ltd., Class A*	7,444	96,623
Papa John’s International, Inc.	1,244	86,931
Pinnacle Entertainment, Inc.*	4,535	113,602
Red Robin Gourmet Burgers, Inc.*	1,100	78,210
Ruby Tuesday, Inc.*	4,730	35,475
Ruth’s Hospitality Group, Inc.	2,819	33,433
Scientific Games Corp., Class A*	3,702	59,861
SHFL Entertainment, Inc.*	4,368	100,464
Sonic Corp.*	4,358	77,355
Speedway Motorsports, Inc.	946	16,933
Texas Roadhouse, Inc.	4,847	127,379
Town Sports International Holdings, Inc.	1,862	24,169
Vail Resorts, Inc.	2,760	191,489
WMS Industries, Inc.*	4,255	110,417

		3,521,708

Household Durables (2.4%)
Bassett Furniture Industries, Inc.	834	13,502
Beazer Homes USA, Inc.*	1,982	35,676
Blyth, Inc.	722	9,985
Cavco Industries, Inc.*	548	31,208
CSS Industries, Inc.	688	16,519
Ethan Allen Interiors, Inc.	1,927	53,705
EveryWare Global, Inc.*	790	9,006

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Flexsteel Industries, Inc.	363	$9,064
Harman International Industries, Inc.	38,800	2,569,724
Helen of Troy Ltd.*	2,478	109,527
Hooker Furniture Corp.	58,886	880,346
Hovnanian Enterprises, Inc., Class A*	8,620	45,083
iRobot Corp.*	2,195	82,686
KB Home	6,487	116,896
La-Z-Boy, Inc.	128,066	2,908,379
Libbey, Inc.*	1,629	38,738
Lifetime Brands, Inc.	808	12,354
M.D.C. Holdings, Inc.	26,987	809,880
M/I Homes, Inc.*	53,827	1,109,913
Meritage Homes Corp.*	2,808	120,604
NACCO Industries, Inc., Class A	376	20,838
Ryland Group, Inc.	3,546	143,755
Skullcandy, Inc.*	1,393	8,609
Standard Pacific Corp.*	11,514	91,076
TRI Pointe Homes, Inc.*	1,163	17,073
UCP, Inc., Class A*	302	4,482
Universal Electronics, Inc.*	1,149	41,398
WCI Communities, Inc.*	527	9,096
William Lyon Homes, Class A*	1,039	21,112
Zagg, Inc.*	2,248	10,116

		9,350,350

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	2,060	10,156
Blue Nile, Inc.*	961	39,334
HSN, Inc.	2,622	140,592
Nutrisystem, Inc.	2,247	32,312
Orbitz Worldwide, Inc.*	1,845	17,767
Overstock.com, Inc.*	874	25,932
PetMed Express, Inc.	1,564	25,478
RetailMeNot, Inc.*	699	24,863
Shutterfly, Inc.*	2,946	164,622
ValueVision Media, Inc., Class A*	3,158	13,737
Vitacost.com, Inc.*	1,775	15,087

		509,880

Leisure Equipment & Products (0.8%)
Arctic Cat, Inc.	1,023	58,362
Black Diamond, Inc.*	1,793	21,803
Brunswick Corp.	62,859	2,508,703
Callaway Golf Co.	5,502	39,174
JAKKS Pacific, Inc.	1,524	6,843
Johnson Outdoors, Inc., Class A*	394	10,567
LeapFrog Enterprises, Inc.*	4,954	46,667
Marine Products Corp.	798	7,246
Nautilus, Inc.*	2,493	17,999
Smith & Wesson Holding Corp.*	4,930	54,181
Sturm Ruger & Co., Inc.	1,504	94,195

		2,865,740

Media (0.4%)
AH Belo Corp., Class A	1,472	11,555
Beasley Broadcasting Group, Inc., Class A	355	3,085
Belo Corp., Class A	8,060	110,422
Carmike Cinemas, Inc.*	1,786	39,435
Central European Media Enterprises Ltd., Class A*	5,861	30,887
Crown Media Holdings, Inc., Class A*	2,747	8,461
Cumulus Media, Inc., Class A*	5,776	30,613
Daily Journal Corp.*	72	10,583
Dex Media, Inc.*	1,382	11,236
Digital Generation, Inc.*	1,839	23,778
Entercom Communications Corp., Class A*	1,853	16,269
Entravision Communications Corp., Class A	4,185	24,691
EW Scripps Co., Class A*	2,426	44,517
Global Sources Ltd.*	1,419	10,529
Gray Television, Inc.*	3,861	30,309
Harte-Hanks, Inc.	3,311	29,236
Hemisphere Media Group, Inc.*	683	8,025
Journal Communications, Inc., Class A*	3,424	29,275
Live Nation Entertainment, Inc.*	10,765	199,691
Loral Space & Communications, Inc.	1,012	68,543
Martha Stewart Living Omnimedia, Inc., Class A*	2,415	5,554
McClatchy Co., Class A*	4,584	13,752
MDC Partners, Inc., Class A	1,949	54,533
Media General, Inc., Class A*	1,568	22,360
Meredith Corp.	2,730	130,003
National CineMedia, Inc.	4,414	83,248
New York Times Co., Class A*	10,022	125,977
Nexstar Broadcasting Group, Inc., Class A	2,280	101,471
ReachLocal, Inc.*	845	10,064
Reading International, Inc., Class A*	1,429	9,389
Rentrak Corp.*	799	26,063
Saga Communications, Inc., Class A	390	17,308
Salem Communications Corp., Class A	874	7,237
Scholastic Corp.	2,054	58,847
Sinclair Broadcast Group, Inc., Class A	5,257	176,215
Speed Commerce, Inc.*	3,213	10,539
Valassis Communications, Inc.	3,018	87,160
World Wrestling Entertainment, Inc., Class A	2,314	23,533

		1,704,393

Multiline Retail (0.1%)
Bon-Ton Stores, Inc.	1,086	11,457
Fred’s, Inc., Class A	2,847	44,556
Gordmans Stores, Inc.	738	8,302
Saks, Inc.*	8,106	129,210
Tuesday Morning Corp.*	3,296	50,330

		243,855

Specialty Retail (5.9%)
Aeropostale, Inc.*	6,094	57,284
America’s Car-Mart, Inc.*	631	28,464
ANN, Inc.*	3,607	130,645
Asbury Automotive Group, Inc.*	2,419	128,691
Barnes & Noble, Inc.*	3,136	40,580
bebe stores, Inc.	2,644	16,102
Big 5 Sporting Goods Corp.	1,300	20,904
Body Central Corp.*	1,381	8,424
Brown Shoe Co., Inc.	103,056	2,418,724
Buckle, Inc.	2,167	117,126
Cato Corp., Class A	56,936	1,593,069
Children’s Place Retail Stores, Inc.*	1,794	103,801
Christopher & Banks Corp.*	2,895	20,873
Citi Trends, Inc.*	1,183	20,679
Conn’s, Inc.*	1,742	87,170
Destination Maternity Corp.	1,034	32,881
Destination XL Group, Inc.*	3,189	20,633
Express, Inc.*	6,508	153,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Finish Line, Inc., Class A	3,797	$94,431
Five Below, Inc.*	2,545	111,344
Francesca’s Holdings Corp.*	3,418	63,711
GameStop Corp., Class A	50,200	2,492,430
Genesco, Inc.*	16,364	1,073,151
Group 1 Automotive, Inc.	50,659	3,935,191
Haverty Furniture Cos., Inc.	1,530	37,531
hhgregg, Inc.*	960	17,194
Hibbett Sports, Inc.*	2,017	113,254
Jos. A. Bank Clothiers, Inc.*	40,270	1,770,269
Kirkland’s, Inc.*	1,069	19,712
Lithia Motors, Inc., Class A	1,723	125,710
Lumber Liquidators Holdings, Inc.*	2,120	226,098
MarineMax, Inc.*	1,788	21,814
Mattress Firm Holding Corp.*	1,038	33,008
Men’s Wearhouse, Inc.	81,819	2,785,937
Monro Muffler Brake, Inc.	2,426	112,785
New York & Co., Inc.*	2,296	13,271
Office Depot, Inc.*	19,105	92,277
OfficeMax, Inc.	6,758	86,435
Pacific Sunwear of California, Inc.*	3,660	10,980
Penske Automotive Group, Inc.	3,221	137,633
PEP Boys-Manny, Moe & Jack*	121,102	1,510,142
Pier 1 Imports, Inc.	37,252	727,159
RadioShack Corp.*	7,090	24,177
Rent-A-Center, Inc.	4,060	154,686
Restoration Hardware Holdings, Inc.*	1,373	86,980
rue21, Inc.*	1,182	47,682
Sears Hometown and Outlet Stores, Inc.*	649	20,606
Select Comfort Corp.*	4,322	105,241
Shoe Carnival, Inc.	1,162	31,386
Sonic Automotive, Inc., Class A	3,022	71,924
Stage Stores, Inc.	2,540	48,768
Stein Mart, Inc.	2,146	29,443
Systemax, Inc.	909	8,426
Tile Shop Holdings, Inc.*	1,432	42,230
Tilly’s, Inc., Class A*	785	11,390
Trans World Entertainment Corp.	809	3,746
Vitamin Shoppe, Inc.*	2,357	103,119
West Marine, Inc.*	76,761	936,484
Wet Seal, Inc., Class A*	6,742	26,496
Winmark Corp.	179	13,194
Zale Corp.*	2,519	38,289
Zumiez, Inc.*	1,637	45,075

		22,460,383

Textiles, Apparel & Luxury Goods (0.4%)
American Apparel, Inc.*	4,596	5,975
Columbia Sportswear Co.	1,002	60,350
Crocs, Inc.*	6,844	93,147
Culp, Inc.	632	11,825
Fifth & Pacific Cos., Inc.*	9,215	231,573
G-III Apparel Group Ltd.*	1,303	71,131
Iconix Brand Group, Inc.*	4,362	144,906
Jones Group, Inc.	6,215	93,287
Maidenform Brands, Inc.*	1,809	42,493
Movado Group, Inc.	1,371	59,981
Oxford Industries, Inc.	1,043	70,903
Perry Ellis International, Inc.	991	18,670
Quiksilver, Inc.*	10,290	72,339
R.G. Barry Corp.	788	14,901
Skechers U.S.A., Inc., Class A*	3,004	93,454
Steven Madden Ltd.*	3,080	165,796
Tumi Holdings, Inc.*	3,717	74,898
Unifi, Inc.*	1,139	26,607
Vera Bradley, Inc.*	1,705	35,055
Wolverine World Wide, Inc.	3,868	225,234

		1,612,525

Total Consumer Discretionary		61,873,274

Consumer Staples (1.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	634	154,829
Coca-Cola Bottling Co. Consolidated	362	22,669
Craft Brew Alliance, Inc.*	819	11,007
National Beverage Corp.	890	15,895

		204,400

Food & Staples Retailing (0.4%)
Andersons, Inc.	1,453	101,565
Arden Group, Inc., Class A	91	11,830
Casey’s General Stores, Inc.	2,960	217,560
Chefs’ Warehouse, Inc.*	1,182	27,304
Fairway Group Holdings Corp.*	1,204	30,774
Harris Teeter Supermarkets, Inc.	3,819	187,857
Ingles Markets, Inc., Class A	905	26,001
Nash Finch Co.	956	25,248
Natural Grocers by Vitamin Cottage, Inc.*	675	26,797
Pantry, Inc.*	1,752	19,412
Pricesmart, Inc.	1,448	137,908
Rite Aid Corp.*	56,191	267,469
Roundy’s, Inc.	1,904	16,374
Spartan Stores, Inc.	1,670	36,840
SUPERVALU, Inc.*	15,766	129,754
Susser Holdings Corp.*	1,404	74,623
United Natural Foods, Inc.*	3,808	255,974
Village Super Market, Inc., Class A	476	18,098
Weis Markets, Inc.	861	42,137

		1,653,525

Food Products (0.5%)
Alico, Inc.	227	9,346
Annie’s, Inc.*	1,065	52,291
B&G Foods, Inc.	4,063	140,377
Boulder Brands, Inc.*	4,620	74,105
Calavo Growers, Inc.	951	28,758
Cal-Maine Foods, Inc.	1,154	55,507
Chiquita Brands International, Inc.*	3,605	45,639
Darling International, Inc.*	9,091	192,366
Diamond Foods, Inc.*	1,718	40,510
Dole Food Co., Inc.*	3,992	54,371
Farmer Bros Co.*	476	7,169
Fresh Del Monte Produce, Inc.	2,946	87,437
Griffin Land & Nurseries, Inc.	225	7,223
Hain Celestial Group, Inc.*	2,964	228,584
Inventure Foods, Inc.*	1,108	11,634
J&J Snack Foods Corp.	1,161	93,716
John B. Sanfilippo & Son, Inc.	614	14,239
Lancaster Colony Corp.	1,419	111,094
Lifeway Foods, Inc.	312	4,215
Limoneira Co.	799	20,518
Omega Protein Corp.*	1,506	15,316
Pilgrim’s Pride Corp.*	4,705	78,997
Post Holdings, Inc.*	2,539	102,499
Sanderson Farms, Inc.	1,788	116,649
Seaboard Corp.	23	63,204
Seneca Foods Corp., Class A*	657	19,769
Snyders-Lance, Inc.	3,693	106,543
Tootsie Roll Industries, Inc.	1,520	46,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	2,794	$186,723

		2,015,645

Household Products (0.1%)
Central Garden & Pet Co., Class A*	3,278	22,454
Harbinger Group, Inc.*	2,539	26,330
Oil-Dri Corp. of America	391	13,192
Orchids Paper Products Co.	477	13,199
Spectrum Brands Holdings, Inc.	1,669	109,887
WD-40 Co.	1,201	77,945

		263,007

Personal Products (0.1%)
Elizabeth Arden, Inc.*	1,990	73,471
Female Health Co.	1,627	16,059
Inter Parfums, Inc.	1,256	37,668
Lifevantage Corp.*	9,070	21,587
Medifast, Inc.*	1,061	28,530
Nature’s Sunshine Products, Inc.	846	16,133
Nutraceutical International Corp.	695	16,499
Prestige Brands Holdings, Inc.*	3,970	119,576
Revlon, Inc., Class A*	875	24,299
Star Scientific, Inc.*	13,076	24,975
Synutra International, Inc.*	1,233	6,535
USANA Health Sciences, Inc.*	466	40,444

		425,776

Tobacco (0.0%)
Alliance One International, Inc.*	6,677	19,430
Universal Corp.	1,796	91,470
Vector Group Ltd.	4,941	79,551

		190,451

Total Consumer Staples		4,752,804

Energy (7.5%)
Energy Equipment & Services (5.7%)
Atwood Oceanics, Inc.*	46,200	2,542,848
Basic Energy Services, Inc.*	2,299	29,059
Bolt Technology Corp.	716	12,924
Bristow Group, Inc.	51,788	3,768,095
C&J Energy Services, Inc.*	3,505	70,380
Cal Dive International, Inc.*	7,401	15,172
CARBO Ceramics, Inc.	1,522	150,845
Dawson Geophysical Co.*	632	20,521
Era Group, Inc.*	1,564	42,510
Exterran Holdings, Inc.*	4,471	123,265
Forum Energy Technologies, Inc.*	3,058	82,597
Geospace Technologies Corp.*	1,003	84,553
Global Geophysical Services, Inc.*	1,779	4,821
Gulf Island Fabrication, Inc.	1,086	26,618
Gulfmark Offshore, Inc., Class A	2,075	105,597
Helix Energy Solutions Group, Inc.*	108,141	2,743,537
Hercules Offshore, Inc.*	12,380	91,241
Hornbeck Offshore Services, Inc.*	2,754	158,190
ION Geophysical Corp.*	10,343	53,784
Key Energy Services, Inc.*	11,841	86,321
Matrix Service Co.*	2,025	39,730
Mitcham Industries, Inc.*	983	15,030
Natural Gas Services Group, Inc.*	988	26,498
Newpark Resources, Inc.*	6,695	84,759
Nuverra Environmental Solutions, Inc.*	10,874	24,901
Oil States International, Inc.*	29,000	3,000,340
Parker Drilling Co.*	9,258	52,771
PHI, Inc. (Non-Voting)*	976	36,805
Pioneer Energy Services Corp.*	4,776	35,868
RigNet, Inc.*	916	33,178
Rowan Cos., plc, Class A*	79,000	2,900,880
SEACOR Holdings, Inc.	1,546	139,820
Tesco Corp.*	2,307	38,227
TETRA Technologies, Inc.*	6,080	76,182
TGC Industries, Inc.	1,298	10,241
Tidewater, Inc.	52,000	3,083,080
Unit Corp.*	45,100	2,096,699
Vantage Drilling Co.*	15,565	26,927
Willbros Group, Inc.*	3,056	28,054

		21,962,868

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	6,362	16,350
Adams Resources & Energy, Inc.	175	9,714
Alon USA Energy, Inc.	1,866	19,052
Alpha Natural Resources, Inc.*	17,144	102,178
Amyris, Inc.*	1,790	4,135
Apco Oil and Gas International, Inc.*	672	9,583
Approach Resources, Inc.*	2,708	71,166
Arch Coal, Inc.	16,478	67,725
Athlon Energy, Inc.*	1,377	45,028
Berry Petroleum Co., Class A	4,056	174,935
Bill Barrett Corp.*	3,790	95,167
Bonanza Creek Energy, Inc.*	2,286	110,322
BPZ Resources, Inc.*	9,306	18,147
Callon Petroleum Co.*	3,066	16,771
Carrizo Oil & Gas, Inc.*	3,136	117,004
Clayton Williams Energy, Inc.*	450	23,612
Clean Energy Fuels Corp.*	5,288	67,581
Cloud Peak Energy, Inc.*	4,734	69,448
Comstock Resources, Inc.	3,754	59,726
Contango Oil & Gas Co.	1,025	37,669
Crimson Exploration, Inc.*	1,644	4,948
Crosstex Energy, Inc.	3,692	77,126
Delek U.S. Holdings, Inc.	2,891	60,971
Diamondback Energy, Inc.*	1,504	64,131
Emerald Oil, Inc.*	2,914	20,952
Endeavour International Corp.*	3,641	19,479
Energen Corp.	28,000	2,138,920
Energy XXI Bermuda Ltd.	6,072	183,374
EPL Oil & Gas, Inc.*	2,319	86,058
Equal Energy Ltd.	2,755	12,976
Evolution Petroleum Corp.*	1,261	14,199
EXCO Resources, Inc.	10,525	70,938
Forest Oil Corp.*	9,030	55,083
Frontline Ltd.*	3,876	10,271
FX Energy, Inc.*	4,016	13,815
GasLog Ltd.	1,936	28,904
Gastar Exploration, Inc.*	4,290	16,946
Goodrich Petroleum Corp.*	2,032	49,357
Green Plains Renewable Energy, Inc.	1,980	31,779
Halcon Resources Corp.*	17,986	79,678
Hallador Energy Co.	674	4,920
Isramco, Inc.*	66	8,181
Jones Energy, Inc., Class A*	684	11,224
KiOR, Inc., Class A*	3,457	9,749
Knightsbridge Tankers Ltd.	1,853	18,845
Kodiak Oil & Gas Corp.*	20,486	247,061
L&L Energy, Inc.*	2,384	3,028
Magnum Hunter Resources Corp.*	13,347	82,351
Matador Resources Co.*	4,413	72,064
Midstates Petroleum Co., Inc.*	2,624	13,461
Miller Energy Resources, Inc.*	2,368	17,192
Nordic American Tankers Ltd.	5,060	41,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Northern Oil and Gas, Inc.*	4,960	$71,573
Panhandle Oil and Gas, Inc., Class A	540	15,271
PDC Energy, Inc.*	2,739	163,080
Penn Virginia Corp.*	4,396	29,233
PetroQuest Energy, Inc.*	4,406	17,668
Quicksilver Resources, Inc.*	9,377	18,473
Renewable Energy Group, Inc.*	1,597	24,195
Rentech, Inc.	17,526	34,701
Resolute Energy Corp.*	5,246	43,857
REX American Resources Corp.*	429	13,187
Rex Energy Corp.*	3,509	78,251
Rosetta Resources, Inc.*	4,713	256,670
Sanchez Energy Corp.*	2,896	76,483
Scorpio Tankers, Inc.	14,360	140,154
SemGroup Corp., Class A	3,237	184,574
Ship Finance International Ltd.	4,331	66,134
Solazyme, Inc.*	3,710	39,957
Stone Energy Corp.*	3,881	125,861
Swift Energy Co.*	3,373	38,520
Synergy Resources Corp.*	3,953	38,542
Targa Resources Corp.	2,536	185,027
Teekay Tankers Ltd., Class A	4,837	12,673
Triangle Petroleum Corp.*	5,090	49,984
Uranium Energy Corp.*	6,604	14,859
Ur-Energy, Inc.*	9,644	11,187
VAALCO Energy, Inc.*	4,600	25,668
W&T Offshore, Inc.	2,699	47,826
Warren Resources, Inc.*	5,544	16,244
Western Refining, Inc.	4,165	125,117
Westmoreland Coal Co.*	880	11,598
ZaZa Energy Corp.*	3,569	4,104

		6,685,659

Total Energy		28,648,527

Financials (13.3%)
Capital Markets (0.8%)
Apollo Investment Corp.	17,488	142,527
Arlington Asset Investment Corp., Class A	1,142	27,157
BGC Partners, Inc., Class A	9,897	55,918
BlackRock Kelso Capital Corp.	5,799	55,032
Calamos Asset Management, Inc., Class A	1,509	15,075
Capital Southwest Corp.	1,036	35,442
CIFC Corp.	553	4,363
Cohen & Steers, Inc.	1,462	51,623
Cowen Group, Inc., Class A*	7,588	26,179
Diamond Hill Investment Group, Inc.	225	24,064
Evercore Partners, Inc., Class A	2,457	120,958
FBR & Co.*	665	17,829
Fidus Investment Corp.	1,075	20,855
Fifth Street Finance Corp.	10,465	107,685
Financial Engines, Inc.	3,774	224,327
FXCM, Inc., Class A	2,849	56,268
GAMCO Investors, Inc., Class A	465	35,307
Garrison Capital, Inc.	467	6,902
GFI Group, Inc.	5,506	21,749
Gladstone Capital Corp.	1,628	14,212
Gladstone Investment Corp.	2,110	14,875
Golub Capital BDC, Inc.	2,785	48,292
Greenhill & Co., Inc.	2,192	109,337
GSV Capital Corp.*	1,508	22,349
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,186	13,520
Hercules Technology Growth Capital, Inc.	4,796	73,139
HFF, Inc., Class A	2,574	64,479
Horizon Technology Finance Corp.	675	8,991
ICG Group, Inc.*	2,940	41,719
INTL FCStone, Inc.*	1,096	22,413
Investment Technology Group, Inc.*	2,892	45,462
Janus Capital Group, Inc.	11,602	98,733
JMP Group, Inc.	1,142	7,069
KCAP Financial, Inc.	2,265	20,340
KCG Holdings, Inc., Class A*	5,517	47,832
Ladenburg Thalmann Financial Services, Inc.*	8,077	14,619
Main Street Capital Corp.	3,042	91,047
Manning & Napier, Inc.	1,097	18,298
MCG Capital Corp.	5,672	28,587
Medallion Financial Corp.	1,463	21,769
Medley Capital Corp.	2,977	41,053
MVC Capital, Inc.	1,815	23,704
New Mountain Finance Corp.	2,854	41,126
NGP Capital Resources Co.	1,610	11,962
Oppenheimer Holdings, Inc., Class A	768	13,647
PennantPark Floating Rate Capital Ltd.	1,066	14,689
PennantPark Investment Corp.	5,197	58,518
Piper Jaffray Cos., Inc.*	1,234	42,314
Prospect Capital Corp.	19,816	221,543
Pzena Investment Management, Inc., Class A	874	5,926
RCS Capital Corp., Class A	88	1,471
Safeguard Scientifics, Inc.*	1,593	24,994
Silvercrest Asset Management Group, Inc., Class A*	300	4,089
Solar Capital Ltd.	3,517	77,972
Solar Senior Capital Ltd.	932	16,851
Stellus Capital Investment Corp.	959	14,366
Stifel Financial Corp.*	4,906	202,225
SWS Group, Inc.*	2,221	12,393
TCP Capital Corp.	1,986	32,213
THL Credit, Inc.	2,596	40,550
TICC Capital Corp.	4,125	40,219
Triangle Capital Corp.	2,153	63,234
Virtus Investment Partners, Inc.*	517	84,085
Walter Investment Management Corp.*	2,868	113,401
Westwood Holdings Group, Inc.	540	25,947
WhiteHorse Finance, Inc.	585	8,833
WisdomTree Investments, Inc.*	7,800	90,558

		3,204,225

Commercial Banks (2.9%)
1st Source Corp.	1,167	31,416
1st United Bancorp, Inc./Florida	2,318	16,991
Access National Corp.	616	8,784
American National Bankshares, Inc.	605	14,036
Ameris Bancorp*	1,851	34,021
Ames National Corp.	705	16,053
Arrow Financial Corp.	670	17,085
BancFirst Corp.	544	29,414
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,282	56,867
Bancorp, Inc./Delaware*	2,553	45,239
BancorpSouth, Inc.	7,272	145,004
Bank of Kentucky Financial Corp.	466	12,726
Bank of Marin Bancorp/California	425	17,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of the Ozarks, Inc.	2,417	$115,992
Banner Corp.	1,511	57,660
Bar Harbor Bankshares	298	10,963
BBCN Bancorp, Inc.	6,140	84,486
BNC Bancorp	1,445	19,276
Boston Private Financial Holdings, Inc.	6,197	68,787
Bridge Bancorp, Inc.	743	15,974
Bridge Capital Holdings*	746	12,667
Bryn Mawr Bank Corp.	1,028	27,725
C&F Financial Corp.	245	11,858
Camden National Corp.	598	24,458
Capital Bank Financial Corp., Class A*	1,928	42,320
Capital City Bank Group, Inc.*	956	11,262
Cardinal Financial Corp.	2,340	38,680
Cascade Bancorp*	478	2,787
Cathay General Bancorp	5,992	140,033
Center Bancorp, Inc.	947	13,485
Centerstate Banks, Inc.	2,351	22,758
Central Pacific Financial Corp.	1,736	30,727
Century Bancorp, Inc./Massachusetts, Class A	259	8,632
Chemical Financial Corp.	51,547	1,439,192
Chemung Financial Corp.	280	9,696
Citizens & Northern Corp.	941	18,764
City Holding Co.	1,212	52,407
CNB Financial Corp./Pennsylvania	992	16,914
CoBiz Financial, Inc.	2,716	26,237
Columbia Banking System, Inc.	3,965	97,936
Community Bank System, Inc.	3,114	106,250
Community Trust Bancorp, Inc.	1,094	44,405
CommunityOne Bancorp*	832	8,220
ConnectOne Bancorp, Inc.*	138	4,845
CU Bancorp*	749	13,669
Customers Bancorp, Inc.*	1,520	24,472
CVB Financial Corp.	7,142	96,560
Eagle Bancorp, Inc.*	1,736	49,111
Enterprise Bancorp, Inc./Massachusetts	580	10,968
Enterprise Financial Services Corp.	1,449	24,314
F.N.B. Corp./Pennsylvania	11,042	133,939
Farmers Capital Bank Corp.*	596	13,029
Fidelity Southern Corp.	1,066	16,352
Financial Institutions, Inc.	1,074	21,974
First Bancorp, Inc./Maine	761	12,770
First Bancorp/North Carolina	1,576	22,773
First BanCorp/Puerto Rico*	5,593	31,768
First Busey Corp.	5,539	28,858
First Commonwealth Financial Corp.	7,628	57,897
First Community Bancshares, Inc./Virginia	1,421	23,233
First Connecticut Bancorp, Inc./Connecticut	1,348	19,816
First Financial Bancorp	4,517	68,523
First Financial Bankshares, Inc.	2,424	142,580
First Financial Corp./Indiana	879	27,750
First Financial Holdings, Inc.	1,868	103,039
First Interstate Bancsystem, Inc.	1,348	32,554
First Merchants Corp.	2,229	38,629
First Midwest Bancorp, Inc./Illinois	5,834	88,152
First NBC Bank Holding Co.*	335	8,167
First of Long Island Corp.	623	24,204
First Security Group, Inc./Tennessee*	4,980	10,358
FirstMerit Corp.	12,783	277,519
Flushing Financial Corp.	2,397	44,225
German American Bancorp, Inc.	988	24,917
Glacier Bancorp, Inc.	5,492	135,707
Great Southern Bancorp, Inc.	803	22,669
Guaranty Bancorp	1,139	15,593
Hampton Roads Bankshares, Inc.*	2,564	3,641
Hancock Holding Co.	6,500	203,970
Hanmi Financial Corp.	2,451	40,613
Heartland Financial USA, Inc.	1,170	32,596
Heritage Commerce Corp.	1,681	12,860
Heritage Financial Corp./Washington	1,187	18,422
Heritage Oaks Bancorp*	1,698	10,867
Home BancShares, Inc./Arkansas	3,513	106,690
Home Federal Bancorp, Inc./Idaho	1,106	13,913
HomeTrust Bancshares, Inc.*	1,582	26,103
Horizon Bancorp/Indiana	690	16,112
Hudson Valley Holding Corp.	1,279	24,020
IBERIABANK Corp.	2,251	116,759
Independent Bank Corp./Massachusetts	1,781	63,582
Independent Bank Group, Inc.	303	10,908
International Bancshares Corp.	4,149	89,743
Intervest Bancshares Corp., Class A*	1,416	11,229
Investors Bancorp, Inc.	3,402	74,436
Lakeland Bancorp, Inc.	2,684	30,195
Lakeland Financial Corp.	1,280	41,792
LCNB Corp.	471	9,227
Macatawa Bank Corp.*	1,878	10,104
MainSource Financial Group, Inc.	1,587	24,107
MB Financial, Inc.	4,260	120,302
Mercantile Bank Corp.	663	14,440
Merchants Bancshares, Inc.	432	12,506
Metro Bancorp, Inc.*	1,100	23,111
MetroCorp Bancshares, Inc.	1,240	17,062
Middleburg Financial Corp.	453	8,734
MidSouth Bancorp, Inc.	618	9,579
MidWestOne Financial Group, Inc.	521	13,395
National Bank Holdings Corp., Class A	4,066	83,516
National Bankshares, Inc./Virginia	544	19,524
National Penn Bancshares, Inc.	9,099	91,445
NBT Bancorp, Inc.	3,412	78,408
NewBridge Bancorp*	2,001	14,587
Northrim BanCorp, Inc.	483	11,640
OFG Bancorp	67,545	1,093,554
Old National Bancorp/Indiana	7,883	111,939
OmniAmerican Bancorp, Inc.*	920	22,503
Pacific Continental Corp.	1,398	18,328
Pacific Premier Bancorp, Inc.*	1,224	16,451
PacWest Bancorp	2,943	101,121
Palmetto Bancshares, Inc.*	349	4,551
Park National Corp.	898	71,014
Park Sterling Corp.	3,598	23,063
Peapack-Gladstone Financial Corp.	692	12,837
Penns Woods Bancorp, Inc.	342	17,038
Peoples Bancorp, Inc./Ohio	15,019	313,597
Pinnacle Financial Partners, Inc.*	2,696	80,368
Preferred Bank/California*	907	16,136
PrivateBancorp, Inc.	5,042	107,899
Prosperity Bancshares, Inc.	4,660	288,174
Renasant Corp.	2,376	64,556
Republic Bancorp, Inc./Kentucky, Class A	742	20,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
S&T Bancorp, Inc.	2,312	$55,997
Sandy Spring Bancorp, Inc.	1,916	44,566
Seacoast Banking Corp. of Florida*	5,971	12,957
Sierra Bancorp	944	14,849
Simmons First National Corp., Class A	1,287	40,013
Southside Bancshares, Inc.	1,393	37,360
Southwest Bancorp, Inc./Oklahoma*	1,531	22,674
State Bank Financial Corp.	2,465	39,120
StellarOne Corp.	1,765	39,713
Sterling Bancorp/New York	2,392	32,842
Sterling Financial Corp./Washington	2,635	75,493
Suffolk Bancorp*	899	15,930
Sun Bancorp, Inc./New Jersey*	3,105	11,892
Susquehanna Bancshares, Inc.	14,172	177,859
SY Bancorp, Inc.	1,074	30,426
Taylor Capital Group, Inc.*	1,332	29,504
Texas Capital Bancshares, Inc.*	3,137	144,208
Tompkins Financial Corp.	1,128	52,136
TowneBank/Virginia	2,020	29,128
Trico Bancshares	1,271	28,953
Tristate Capital Holdings, Inc.*	519	6,690
Trustmark Corp.	5,095	130,432
UMB Financial Corp.	2,734	148,566
Umpqua Holdings Corp.	8,496	137,805
Union First Market Bankshares Corp.	1,575	36,808
United Bankshares, Inc./West Virginia	3,289	95,315
United Community Banks, Inc./Georgia*	3,342	50,130
Univest Corp. of Pennsylvania	1,339	25,240
VantageSouth Bancshares, Inc.*	929	4,933
ViewPoint Financial Group, Inc.	3,106	64,201
Virginia Commerce Bancorp, Inc.*	2,081	32,318
Washington Banking Co.	1,214	17,069
Washington Trust Bancorp, Inc.	1,145	35,987
Webster Financial Corp.	6,908	176,361
WesBanco, Inc.	2,018	59,995
West Bancorp, Inc.	1,120	15,456
Westamerica Bancorp	2,100	104,454
Western Alliance Bancorp*	5,754	108,923
Wilshire Bancorp, Inc.	4,819	39,419
Wintrust Financial Corp.	2,805	115,201
Yadkin Financial Corp.*	1,142	19,677

		10,951,089

Consumer Finance (0.2%)
Cash America International, Inc.	2,221	100,567
Consumer Portfolio Services, Inc.*	1,364	8,088
Credit Acceptance Corp.*	554	61,389
DFC Global Corp.*	3,092	33,981
Encore Capital Group, Inc.*	1,944	89,152
EZCORP, Inc., Class A*	3,978	67,149
First Cash Financial Services, Inc.*	2,240	129,808
First Marblehead Corp.*	7,298	5,984
Green Dot Corp., Class A*	2,008	52,871
Imperial Holdings, Inc.*	1,379	8,729
Nelnet, Inc., Class A	1,782	68,518
Nicholas Financial, Inc.	766	12,478
Portfolio Recovery Associates, Inc.*	3,911	234,425
Regional Management Corp.*	442	14,056
World Acceptance Corp.*	724	65,102

		952,297

Diversified Financial Services (0.1%)
California First National Bancorp	171	2,919
Gain Capital Holdings, Inc.	808	10,173
MarketAxess Holdings, Inc.	2,889	173,456
Marlin Business Services Corp.	617	15,400
NewStar Financial, Inc.*	2,061	37,654
PHH Corp.*	4,440	105,406
PICO Holdings, Inc.*	1,761	38,143
Resource America, Inc., Class A	977	7,845

		390,996

Insurance (6.0%)
Ambac Financial Group, Inc.*	3,501	63,508
American Equity Investment Life Holding Co.	4,979	105,654
American Safety Insurance Holdings Ltd.*	729	22,016
AMERISAFE, Inc.	1,445	51,312
Amtrust Financial Services, Inc.	2,409	94,096
Argo Group International Holdings Ltd.	2,110	90,477
Arthur J. Gallagher & Co.	29,000	1,265,850
Aspen Insurance Holdings Ltd.	52,000	1,887,080
Assurant, Inc.	6,625	358,413
Baldwin & Lyons, Inc., Class B	699	17,042
Citizens, Inc./Texas*	3,367	29,091
CNO Financial Group, Inc.	17,049	245,506
Crawford & Co., Class B	2,039	19,778
Donegal Group, Inc., Class A	592	8,282
Eastern Insurance Holdings, Inc.	528	12,888
eHealth, Inc.*	1,421	45,841
EMC Insurance Group, Inc.	377	11,378
Employers Holdings, Inc.	2,405	71,525
Enstar Group Ltd.*	730	99,718
FBL Financial Group, Inc., Class A	690	30,981
First American Financial Corp.	8,317	202,519
Fortegra Financial Corp.*	395	3,361
Global Indemnity plc*	651	16,574
Greenlight Capital Reinsurance Ltd., Class A*	2,195	62,426
Hallmark Financial Services, Inc.*	1,039	9,216
Hanover Insurance Group, Inc.	42,800	2,367,696
HCC Insurance Holdings, Inc.	22,600	990,332
HCI Group, Inc.	692	28,261
Health Insurance Innovations, Inc., Class A*	267	3,191
Hilltop Holdings, Inc.*	4,830	89,355
Horace Mann Educators Corp.	3,086	87,581
Independence Holding Co.	634	9,054
Infinity Property & Casualty Corp.	895	57,817
Investors Title Co.	97	7,285
Kansas City Life Insurance Co.	305	13,487
Maiden Holdings Ltd.	3,879	45,811
Meadowbrook Insurance Group, Inc.	3,814	24,791
Montpelier Reinsurance Holdings Ltd.	75,770	1,973,808
National Interstate Corp.	508	14,127
National Western Life Insurance Co., Class A	167	33,696
Navigators Group, Inc.*	802	46,332
Old Republic International Corp.	160,000	2,464,000
OneBeacon Insurance Group Ltd., Class A	1,775	26,199
Phoenix Cos., Inc.*	457	17,672
Platinum Underwriters Holdings Ltd.	2,252	134,512
Primerica, Inc.	4,391	177,133
Protective Life Corp.	87,600	3,727,380
RLI Corp.	1,637	143,107
Safety Insurance Group, Inc.	994	52,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Selective Insurance Group, Inc.	4,314	$105,693
StanCorp Financial Group, Inc.	60,800	3,345,216
State Auto Financial Corp.	1,159	24,269
Stewart Information Services Corp.	1,655	52,943
Symetra Financial Corp.	6,115	108,969
Third Point Reinsurance Ltd.*	1,902	27,560
Tower Group International Ltd.	4,454	31,178
United Fire Group, Inc.	1,585	48,295
Universal Insurance Holdings, Inc.	2,124	14,974
Validus Holdings Ltd.	50,000	1,849,000

		22,967,908

Real Estate Investment Trusts (REITs) (2.3%)
Acadia Realty Trust (REIT)	4,227	104,322
AG Mortgage Investment Trust, Inc. (REIT)	2,194	36,464
Agree Realty Corp. (REIT)	1,023	30,874
Alexander’s, Inc. (REIT)	164	46,924
American Assets Trust, Inc. (REIT)	2,614	79,753
American Capital Mortgage Investment Corp. (REIT)	4,540	89,710
American Realty Capital Properties, Inc. (REIT)	11,873	144,851
American Residential Properties, Inc. (REIT)*	1,090	19,195
AmREIT, Inc. (REIT)	1,450	25,158
Anworth Mortgage Asset Corp. (REIT)	11,417	55,144
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,895	44,207
Apollo Residential Mortgage, Inc. (REIT)	2,454	35,804
Ares Commercial Real Estate Corp. (REIT)	1,593	19,801
Armada Hoffler Properties, Inc. (REIT)	1,506	14,924
ARMOUR Residential REIT, Inc. (REIT)	28,603	120,133
Ashford Hospitality Trust, Inc. (REIT)	4,737	58,455
Associated Estates Realty Corp. (REIT)	4,259	63,502
Aviv REIT, Inc. (REIT)	922	21,022
Campus Crest Communities, Inc. (REIT)	5,025	54,270
CapLease, Inc. (REIT)	6,912	58,683
Capstead Mortgage Corp. (REIT)	7,393	87,016
Cedar Realty Trust, Inc. (REIT)	5,535	28,671
Chambers Street Properties (REIT)	18,088	158,813
Chatham Lodging Trust (REIT)	1,684	30,076
Chesapeake Lodging Trust (REIT)	3,785	89,099
Colonial Properties Trust (REIT)	6,819	153,359
Colony Financial, Inc. (REIT)	5,044	100,779
CoreSite Realty Corp. (REIT)	1,610	54,643
Cousins Properties, Inc. (REIT)	13,036	134,140
CubeSmart (REIT)	10,246	182,789
CyrusOne, Inc. (REIT)	1,486	28,204
CYS Investments, Inc. (REIT)	13,206	107,365
DCT Industrial Trust, Inc. (REIT)	22,404	161,085
DiamondRock Hospitality Co. (REIT)	14,911	159,100
DuPont Fabros Technology, Inc. (REIT)	4,786	123,335
Dynex Capital, Inc. (REIT)	4,300	37,711
EastGroup Properties, Inc. (REIT)	2,329	137,900
Education Realty Trust, Inc. (REIT)	8,874	80,753
Ellington Residential Mortgage REIT (REIT)	503	7,731
EPR Properties (REIT)	3,634	177,121
Equity One, Inc. (REIT)	4,623	101,059
Excel Trust, Inc. (REIT)	3,732	44,784
FelCor Lodging Trust, Inc. (REIT)*	9,623	59,278
First Industrial Realty Trust, Inc. (REIT)	8,349	135,838
First Potomac Realty Trust (REIT)	4,577	57,533
Franklin Street Properties Corp. (REIT)	7,018	89,409
GEO Group, Inc. (REIT)	5,493	182,642
Getty Realty Corp. (REIT)	1,999	38,841
Gladstone Commercial Corp. (REIT)	1,014	18,211
Glimcher Realty Trust (REIT)	11,226	109,454
Government Properties Income Trust (REIT)	4,245	101,583
Gramercy Property Trust, Inc. (REIT)*	4,768	19,787
Healthcare Realty Trust, Inc. (REIT)	7,391	170,806
Hersha Hospitality Trust (REIT)	15,746	88,020
Highwoods Properties, Inc. (REIT)	6,949	245,369
Hudson Pacific Properties, Inc. (REIT)	3,375	65,644
Inland Real Estate Corp. (REIT)	6,630	67,825
Invesco Mortgage Capital, Inc. (REIT)	10,481	161,303
Investors Real Estate Trust (REIT)	7,855	64,804
iStar Financial, Inc. (REIT)*	6,596	79,416
JAVELIN Mortgage Investment Corp. (REIT)	1,013	11,984
Kite Realty Group Trust (REIT)	7,058	41,854
LaSalle Hotel Properties (REIT)	7,347	209,536
Lexington Realty Trust (REIT)	12,991	145,889
LTC Properties, Inc. (REIT)	2,704	102,698
Medical Properties Trust, Inc. (REIT)	12,442	151,419
Monmouth Real Estate Investment Corp. (REIT), Class A	3,280	29,750
MPG Office Trust, Inc. (REIT)*	4,580	14,335
National Health Investors, Inc. (REIT)	1,890	107,522
New Residential Investment Corp. (REIT)	19,682	130,295
New York Mortgage Trust, Inc. (REIT)	4,985	31,156
NorthStar Realty Finance Corp. (REIT)	18,480	171,494
One Liberty Properties, Inc. (REIT)	952	19,307
Parkway Properties, Inc./Maryland (REIT)	3,384	60,134
Pebblebrook Hotel Trust (REIT)	4,674	134,191
Pennsylvania Real Estate Investment Trust (REIT)	5,280	98,736
PennyMac Mortgage Investment Trust (REIT)	4,987	113,105
Physicians Realty Trust (REIT)*	607	7,357
Potlatch Corp. (REIT)	3,109	123,365
PS Business Parks, Inc. (REIT)	1,401	104,543
RAIT Financial Trust (REIT)	5,417	38,352
Ramco-Gershenson Properties Trust (REIT)	4,646	71,595
Redwood Trust, Inc. (REIT)	6,382	125,662
Resource Capital Corp. (REIT)	9,913	58,883
Retail Opportunity Investments Corp. (REIT)	5,537	76,521

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rexford Industrial Realty, Inc. (REIT)*	1,084	$14,645
RLJ Lodging Trust (REIT)	9,554	224,423
Rouse Properties, Inc. (REIT)	1,738	35,768
Ryman Hospitality Properties, Inc. (REIT)	3,392	117,058
Sabra Health Care REIT, Inc. (REIT)	2,908	66,913
Saul Centers, Inc. (REIT)	604	27,935
Select Income REIT (REIT)	1,663	42,905
Silver Bay Realty Trust Corp. (REIT)	1,237	19,371
Sovran Self Storage, Inc. (REIT)	2,423	183,373
STAG Industrial, Inc. (REIT)	3,261	65,611
Strategic Hotels & Resorts, Inc. (REIT)*	14,075	122,171
Summit Hotel Properties, Inc. (REIT)	5,741	52,760
Sun Communities, Inc. (REIT)	2,786	118,739
Sunstone Hotel Investors, Inc. (REIT)	12,427	158,320
Terreno Realty Corp. (REIT)	1,947	34,579
UMH Properties, Inc. (REIT)	1,280	12,710
Universal Health Realty Income Trust (REIT)	927	38,813
Urstadt Biddle Properties, Inc. (REIT), Class A	1,949	38,746
Washington Real Estate Investment Trust (REIT)	5,117	129,307
Western Asset Mortgage Capital Corp. (REIT)	1,953	31,228
Whitestone REIT (REIT)	1,387	20,431
Winthrop Realty Trust (REIT)	2,353	26,236
ZAIS Financial Corp. (REIT)	402	6,975

		8,833,192

Real Estate Management & Development (0.1%)
Alexander & Baldwin, Inc.*	3,344	120,451
Altisource Residential Corp.	1,936	44,489
AV Homes, Inc.*	734	12,816
Consolidated-Tomoka Land Co.	470	18,090
Forestar Group, Inc.*	2,691	57,937
Kennedy-Wilson Holdings, Inc.	4,246	78,806
Tejon Ranch Co.*	1,071	33,030
Thomas Properties Group, Inc.	2,332	15,671

		381,290

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	6,862	85,363
Banc of California, Inc.	1,177	16,278
Bank Mutual Corp.	3,604	22,597
BankFinancial Corp.	1,584	14,129
BBX Capital Corp., Class A*	572	8,220
Beneficial Mutual Bancorp, Inc.*	2,441	24,337
Berkshire Hills Bancorp, Inc.	1,955	49,090
BofI Holding, Inc.*	940	60,968
Brookline Bancorp, Inc.	5,461	51,388
Capitol Federal Financial, Inc.	11,284	140,260
Charter Financial Corp./Maryland	1,815	19,602
Clifton Savings Bancorp, Inc.	662	8,202
Dime Community Bancshares, Inc.	2,478	41,259
Doral Financial Corp.*	540	10,303
ESB Financial Corp.	1,014	12,928
ESSA Bancorp, Inc.	768	8,003
EverBank Financial Corp.	6,265	93,850
Farmer Mac, Class C	783	26,137
First Defiance Financial Corp.	783	18,314
First Federal Bancshares of Arkansas, Inc.*	269	2,515
First Financial Northwest, Inc.	1,176	12,266
Flagstar Bancorp, Inc.*	1,490	21,992
Fox Chase Bancorp, Inc.	983	17,104
Franklin Financial Corp./Virginia	804	15,244
Hingham Institution for Savings	92	6,432
Home Bancorp, Inc.*	509	9,193
Home Loan Servicing Solutions Ltd.	5,523	121,561
HomeStreet, Inc.	975	18,817
Kearny Financial Corp.*	1,162	11,876
Meridian Interstate Bancorp, Inc.*	640	13,946
Meta Financial Group, Inc.	434	16,492
MGIC Investment Corp.*	24,968	181,767
NASB Financial, Inc.*	355	9,738
Northfield Bancorp, Inc./New Jersey	4,523	54,909
Northwest Bancshares, Inc.	7,292	96,400
OceanFirst Financial Corp.	1,100	18,601
Oritani Financial Corp.	3,533	58,153
PennyMac Financial Services, Inc., Class A*	1,023	19,222
Provident Financial Holdings, Inc.	738	12,258
Provident Financial Services, Inc.	4,644	75,279
Provident New York Bancorp	3,420	37,244
Radian Group, Inc.	13,316	185,492
Rockville Financial, Inc.	2,138	27,794
Roma Financial Corp.*	579	10,764
Territorial Bancorp, Inc.	840	18,455
Tree.com, Inc.	497	13,051
TrustCo Bank Corp./New York	236,558	1,409,886
United Community Financial Corp./Ohio*	3,602	14,012
United Financial Bancorp, Inc.	1,505	24,336
Walker & Dunlop, Inc.*	1,240	19,728
Waterstone Financial, Inc.*	596	6,049
Westfield Financial, Inc.	1,466	10,350
WSFS Financial Corp.	610	36,752

		3,318,906

Total Financials		50,999,903

Health Care (5.4%)
Biotechnology (1.3%)
ACADIA Pharmaceuticals, Inc.*	5,440	149,437
Achillion Pharmaceuticals, Inc.*	7,490	22,620
Acorda Therapeutics, Inc.*	3,150	107,982
Aegerion Pharmaceuticals, Inc.*	2,220	190,276
Agios Pharmaceuticals, Inc.*	480	13,421
Alnylam Pharmaceuticals, Inc.*	4,477	286,573
AMAG Pharmaceuticals, Inc.*	1,656	35,571
Amicus Therapeutics, Inc.*	2,556	5,930
Anacor Pharmaceuticals, Inc.*	2,019	21,442
Arena Pharmaceuticals, Inc.*	16,908	89,105
ArQule, Inc.*	4,329	10,087
Array BioPharma, Inc.*	9,056	56,328
Astex Pharmaceuticals, Inc.*	7,324	62,108
AVEO Pharmaceuticals, Inc.*	3,753	7,769
Biotime, Inc.*	2,736	10,397
Bluebird Bio, Inc.*	470	12,671
Cell Therapeutics, Inc.*	8,988	14,740
Celldex Therapeutics, Inc.*	6,219	220,339
Cellular Dynamics International, Inc.*	232	4,271
Cepheid, Inc.*	5,146	200,900
Chelsea Therapeutics International Ltd.*	5,377	16,185
ChemoCentryx, Inc.*	1,965	10,925
Chimerix, Inc.*	672	14,771

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Clovis Oncology, Inc.*	1,239	$75,306
Conatus Pharmaceuticals, Inc.*	227	2,281
Coronado Biosciences, Inc.*	2,048	14,377
Curis, Inc.*	6,242	27,839
Cytokinetics, Inc.*	2,129	16,159
Cytori Therapeutics, Inc.*	4,894	11,403
Dendreon Corp.*	12,222	35,811
Durata Therapeutics, Inc.*	1,104	9,980
Dyax Corp.*	8,222	56,403
Dynavax Technologies Corp.*	13,697	16,436
Emergent Biosolutions, Inc.*	2,134	40,653
Enanta Pharmaceuticals, Inc.*	281	6,441
Enzon Pharmaceuticals, Inc.	2,890	4,855
Epizyme, Inc.*	471	18,901
Esperion Therapeutics, Inc.*	263	4,960
Exact Sciences Corp.*	5,467	64,565
Exelixis, Inc.*	14,256	82,970
Fibrocell Science, Inc.*	1,328	5,817
Galena Biopharma, Inc.*	7,393	16,782
Genomic Health, Inc.*	1,253	38,317
Geron Corp.*	10,103	33,845
GTx, Inc.*	2,234	4,490
Halozyme Therapeutics, Inc.*	6,862	75,757
Hyperion Therapeutics, Inc.*	671	17,533
Idenix Pharmaceuticals, Inc.*	7,736	40,305
ImmunoGen, Inc.*	6,560	111,651
Immunomedics, Inc.*	5,401	33,432
Infinity Pharmaceuticals, Inc.*	3,716	64,844
Insmed, Inc.*	2,635	41,132
Insys Therapeutics, Inc.*	409	14,311
Intercept Pharmaceuticals, Inc.*	551	38,036
InterMune, Inc.*	6,333	97,338
Intrexon Corp.*	831	19,686
Ironwood Pharmaceuticals, Inc.*	7,220	85,557
Isis Pharmaceuticals, Inc.*	8,645	324,533
KaloBios Pharmaceuticals, Inc.*	528	2,387
Keryx Biopharmaceuticals, Inc.*	6,342	64,054
KYTHERA Biopharmaceuticals, Inc.*	782	35,737
Lexicon Pharmaceuticals, Inc.*	17,343	41,103
Ligand Pharmaceuticals, Inc., Class B*	1,382	59,813
MannKind Corp.*	11,540	65,778
MEI Pharma, Inc.*	751	8,516
Merrimack Pharmaceuticals, Inc.*	7,611	28,922
MiMedx Group, Inc.*	6,419	26,767
Momenta Pharmaceuticals, Inc.*	3,663	52,711
Nanosphere, Inc.*	4,069	8,138
Neurocrine Biosciences, Inc.*	5,175	58,581
NewLink Genetics Corp.*	1,271	23,869
Novavax, Inc.*	10,465	33,069
NPS Pharmaceuticals, Inc.*	7,730	245,891
OncoGenex Pharmaceutical, Inc.*	1,172	10,864
OncoMed Pharmaceuticals, Inc.*	275	4,210
Onconova Therapeutics, Inc.*	399	10,562
Opko Health, Inc.*	14,658	129,137
Orexigen Therapeutics, Inc.*	7,339	45,061
Osiris Therapeutics, Inc.*	1,291	21,482
OvaScience, Inc.*	707	7,006
PDL BioPharma, Inc.	10,917	87,009
Peregrine Pharmaceuticals, Inc.*	12,054	16,996
Portola Pharmaceuticals, Inc.*	774	20,705
Progenics Pharmaceuticals, Inc.*	4,650	23,390
Prothena Corp. plc*	940	19,016
PTC Therapeutics, Inc.*	664	14,249
Puma Biotechnology, Inc.*	1,718	92,188
Raptor Pharmaceutical Corp.*	4,624	69,083
Receptos, Inc.*	455	11,816
Regulus Therapeutics, Inc.*	829	7,818
Repligen Corp.*	2,441	27,071
Rigel Pharmaceuticals, Inc.*	6,743	24,140
Sangamo BioSciences, Inc.*	4,540	47,579
Sarepta Therapeutics, Inc.*	2,603	122,940
SIGA Technologies, Inc.*	2,945	11,309
Spectrum Pharmaceuticals, Inc.	4,849	40,683
Stemline Therapeutics, Inc.*	697	31,567
Sunesis Pharmaceuticals, Inc.*	2,465	12,226
Synageva BioPharma Corp.*	1,323	83,759
Synergy Pharmaceuticals, Inc.*	6,146	28,087
Synta Pharmaceuticals Corp.*	3,120	19,687
Targacept, Inc.*	2,077	11,029
Tesaro, Inc.*	1,036	40,135
Tetraphase Pharmaceuticals, Inc.*	897	10,208
TG Therapeutics, Inc.*	1,248	6,352
Threshold Pharmaceuticals, Inc.*	3,511	16,326
Vanda Pharmaceuticals, Inc.*	2,475	27,151
Verastem, Inc.*	1,329	16,533
Vical, Inc.*	5,872	7,340
XOMA Corp.*	5,397	24,179
ZIOPHARM Oncology, Inc.*	5,209	20,576

		5,091,359

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.	1,714	72,159
ABIOMED, Inc.*	3,005	57,305
Accuray, Inc.*	5,827	43,062
Align Technology, Inc.*	5,637	271,252
Alphatec Holdings, Inc.*	4,612	9,086
Analogic Corp.	950	78,508
AngioDynamics, Inc.*	1,882	24,842
Anika Therapeutics, Inc.*	931	22,307
Antares Pharma, Inc.*	8,710	35,363
ArthroCare Corp.*	2,187	77,813
AtriCure, Inc.*	1,676	18,403
Atrion Corp.	121	31,312
Biolase, Inc.*	2,553	4,876
Cantel Medical Corp.	2,543	80,995
Cardiovascular Systems, Inc.*	1,608	32,240
Cerus Corp.*	5,297	35,543
CONMED Corp.	2,153	73,180
CryoLife, Inc.	2,175	15,225
Cutera, Inc.*	1,169	10,404
Cyberonics, Inc.*	2,145	108,837
Cynosure, Inc., Class A*	1,478	33,713
Derma Sciences, Inc.*	1,089	13,482
DexCom, Inc.*	5,486	154,870
Endologix, Inc.*	4,871	78,569
Exactech, Inc.*	761	15,334
GenMark Diagnostics, Inc.*	2,790	33,899
Globus Medical, Inc., Class A*	4,241	74,048
Greatbatch, Inc.*	1,855	63,126
Haemonetics Corp.*	3,928	156,649
HeartWare International, Inc.*	1,269	92,904
Hill-Rom Holdings, Inc.	33,900	1,214,637
ICU Medical, Inc.*	1,005	68,270
Insulet Corp.*	4,146	150,251
Integra LifeSciences Holdings Corp.*	1,551	62,428
Invacare Corp.	2,483	42,881
MAKO Surgical Corp.*	3,263	96,291
Masimo Corp.	3,780	100,699
Medical Action Industries, Inc.*	1,153	7,656

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Meridian Bioscience, Inc.	3,217	$76,082
Merit Medical Systems, Inc.*	3,259	39,532
Natus Medical, Inc.*	2,337	33,139
Navidea Biopharmaceuticals, Inc.*	9,042	23,961
Neogen Corp.*	1,856	112,696
NuVasive, Inc.*	3,433	84,074
NxStage Medical, Inc.*	4,633	60,970
OraSure Technologies, Inc.*	4,428	26,612
Orthofix International N.V.*	1,496	31,207
PhotoMedex, Inc.*	1,126	17,903
Quidel Corp.*	2,179	61,884
Rochester Medical Corp.*	830	16,567
Rockwell Medical, Inc.*	3,039	34,675
RTI Surgical, Inc.*	4,325	16,176
Solta Medical, Inc.*	5,443	11,321
Spectranetics Corp.*	3,106	52,119
STAAR Surgical Co.*	2,848	38,562
STERIS Corp.	41,140	1,767,374
SurModics, Inc.*	1,104	26,253
Symmetry Medical, Inc.*	2,833	23,117
TearLab Corp.*	2,303	25,471
Teleflex, Inc.	28,000	2,303,840
Thoratec Corp.*	4,410	164,449
Tornier N.V.*	2,012	38,892
Unilife Corp.*	7,493	24,877
Utah Medical Products, Inc.	246	14,622
Vascular Solutions, Inc.*	1,279	21,487
Volcano Corp.*	4,232	101,229
West Pharmaceutical Services, Inc.	5,366	220,811
Wright Medical Group, Inc.*	3,133	81,709
Zeltiq Aesthetics, Inc.*	1,442	13,079

		9,127,109

Health Care Providers & Services (0.8%)
Acadia Healthcare Co., Inc.*	2,747	108,314
Accretive Health, Inc.*	4,568	41,660
Addus HomeCare Corp.*	439	12,718
Air Methods Corp.	3,018	128,567
Alliance HealthCare Services, Inc.*	395	10,938
Almost Family, Inc.	622	12,085
Amedisys, Inc.*	2,439	42,000
AMN Healthcare Services, Inc.*	3,573	49,164
Amsurg Corp.*	2,477	98,337
Bio-Reference Labs, Inc.*	1,899	56,742
BioScrip, Inc.*	4,522	39,703
Capital Senior Living Corp.*	2,223	47,016
Centene Corp.*	4,204	268,888
Chemed Corp.	1,466	104,819
Chindex International, Inc.*	920	15,686
Corvel Corp.*	886	32,755
Cross Country Healthcare, Inc.*	2,058	12,471
Emeritus Corp.*	3,126	57,925
Ensign Group, Inc.	1,509	62,035
ExamWorks Group, Inc.*	2,342	60,869
Five Star Quality Care, Inc.*	3,444	17,805
Gentiva Health Services, Inc.*	2,448	29,474
Hanger, Inc.*	2,691	90,848
HealthSouth Corp.	6,688	230,602
Healthways, Inc.*	2,653	49,107
IPC The Hospitalist Co., Inc.*	1,301	66,364
Kindred Healthcare, Inc.	4,181	56,151
Landauer, Inc.	731	37,464
LHC Group, Inc.*	917	21,513
Magellan Health Services, Inc.*	2,072	124,237
Molina Healthcare, Inc.*	2,201	78,356
MWI Veterinary Supply, Inc.*	983	146,821
National Healthcare Corp.	837	39,565
National Research Corp., Class A*	786	14,800
Owens & Minor, Inc.	4,818	166,655
PharMerica Corp.*	2,273	30,163
Providence Service Corp.*	804	23,067
Select Medical Holdings Corp.	3,724	30,053
Skilled Healthcare Group, Inc., Class A*	1,638	7,142
Team Health Holdings, Inc.*	5,292	200,778
Triple-S Management Corp., Class B*	1,825	33,562
U.S. Physical Therapy, Inc.	936	29,091
Universal American Corp.	2,991	22,791
USMD Holdings, Inc.*	83	2,200
Vanguard Health Systems, Inc.*	2,734	57,441
WellCare Health Plans, Inc.*	3,348	233,490

		3,102,232

Health Care Technology (0.3%)
athenahealth, Inc.*	2,831	307,333
Computer Programs & Systems, Inc.	850	49,725
Greenway Medical Technologies*	1,156	23,871
HealthStream, Inc.*	1,502	56,896
HMS Holdings Corp.*	6,721	144,569
MedAssets, Inc.*	4,729	120,211
Medidata Solutions, Inc.*	2,047	202,510
Merge Healthcare, Inc.*	4,866	12,700
Omnicell, Inc.*	2,661	63,013
Quality Systems, Inc.	3,099	67,341
Vocera Communications, Inc.*	1,617	30,076

		1,078,245

Life Sciences Tools & Services (0.1%)
Accelerate Diagnostics, Inc.*	881	11,814
Affymetrix, Inc.*	5,517	34,205
Albany Molecular Research, Inc.*	1,864	24,027
Cambrex Corp.*	2,333	30,796
Fluidigm Corp.*	1,970	43,222
Furiex Pharmaceuticals, Inc.*	501	22,039
Harvard Bioscience, Inc.*	1,848	9,721
Luminex Corp.*	2,900	58,000
NeoGenomics, Inc.*	2,615	7,845
Pacific Biosciences of California, Inc.*	3,702	20,472
PAREXEL International Corp.*	4,372	219,606
Sequenom, Inc.*	8,732	23,314

		505,061

Pharmaceuticals (0.5%)
AcelRx Pharmaceuticals, Inc.*	1,826	19,666
Akorn, Inc.*	4,517	88,895
Alimera Sciences, Inc.*	1,351	5,080
Ampio Pharmaceuticals, Inc.*	2,122	15,915
Aratana Therapeutics, Inc.*	373	6,095
Auxilium Pharmaceuticals, Inc.*	3,828	69,784
AVANIR Pharmaceuticals, Inc., Class A*	11,257	47,730
BioDelivery Sciences International, Inc.*	2,334	12,674
Cadence Pharmaceuticals, Inc.*	4,857	30,648
Cempra, Inc.*	1,485	17,077
Corcept Therapeutics, Inc.*	4,392	6,983
Cornerstone Therapeutics, Inc.*	629	5,919
Depomed, Inc.*	4,382	32,777
Endocyte, Inc.*	2,392	31,885
Hi-Tech Pharmacal Co., Inc.	858	37,023
Horizon Pharma, Inc.*	4,091	13,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Impax Laboratories, Inc.*	5,316	$109,031
Lannett Co., Inc.*	1,265	27,602
Medicines Co.*	4,862	162,974
Nektar Therapeutics*	8,961	93,642
Omeros Corp.*	2,304	22,464
Optimer Pharmaceuticals, Inc.*	3,781	47,641
Pacira Pharmaceuticals, Inc.*	2,138	102,816
Pernix Therapeutics Holdings*	1,355	3,699
Pozen, Inc.*	2,081	11,924
Questcor Pharmaceuticals, Inc.	4,002	232,116
Repros Therapeutics, Inc.*	1,761	47,195
Sagent Pharmaceuticals, Inc.*	1,345	27,438
Santarus, Inc.*	4,303	97,119
Sciclone Pharmaceuticals, Inc.*	4,065	20,610
Sucampo Pharmaceuticals, Inc., Class A*	960	5,990
Supernus Pharmaceuticals, Inc.*	1,180	8,649
TherapeuticsMD, Inc.*	6,220	18,225
ViroPharma, Inc.*	5,030	197,679
Vivus, Inc.*	7,812	72,808
XenoPort, Inc.*	3,308	18,789
Zogenix, Inc.*	5,700	10,602

		1,780,992

Total Health Care		20,684,998

Industrials (21.1%)
Aerospace & Defense (1.4%)
AAR Corp.	126,080	3,445,766
Aerovironment, Inc.*	1,362	31,462
American Science & Engineering, Inc.	628	37,875
API Technologies Corp.*	2,742	8,034
Astronics Corp.*	973	48,368
Cubic Corp.	1,538	82,560
Curtiss-Wright Corp.	3,598	168,962
DigitalGlobe, Inc.*	5,733	181,278
Ducommun, Inc.*	771	22,112
Engility Holdings, Inc.*	1,326	42,074
Erickson Air-Crane, Inc.*	303	4,745
Esterline Technologies Corp.*	2,409	192,455
GenCorp, Inc.*	4,694	75,245
HEICO Corp.	4,099	277,666
Innovative Solutions & Support, Inc.	990	7,880
KEYW Holding Corp.*	2,454	33,006
Kratos Defense & Security Solutions, Inc.*	3,493	28,922
LMI Aerospace, Inc.*	798	10,661
Moog, Inc., Class A*	3,486	204,524
National Presto Industries, Inc.	381	26,826
Orbital Sciences Corp.*	4,653	98,551
Sparton Corp.*	816	20,808
Taser International, Inc.*	3,923	58,492
Teledyne Technologies, Inc.*	2,883	244,853

		5,353,125

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	3,945	29,548
Atlas Air Worldwide Holdings, Inc.*	2,010	92,681
Echo Global Logistics, Inc.*	1,363	28,541
Forward Air Corp.	2,351	94,863
Hub Group, Inc., Class A*	2,813	110,354
Pacer International, Inc.*	2,634	16,305
Park-Ohio Holdings Corp.*	672	25,818
UTi Worldwide, Inc.	7,062	106,707
XPO Logistics, Inc.*	2,229	48,302

		553,119

Airlines (0.7%)
Allegiant Travel Co.	1,150	121,164
Hawaiian Holdings, Inc.*	4,011	29,842
JetBlue Airways Corp.*	17,853	118,901
Republic Airways Holdings, Inc.*	3,782	45,006
SkyWest, Inc.	133,234	1,934,557
Spirit Airlines, Inc.*	4,640	159,013
U.S. Airways Group, Inc.*	14,839	281,347

		2,689,830

Building Products (2.5%)
AAON, Inc.	2,179	57,874
American Woodmark Corp.*	768	26,611
Apogee Enterprises, Inc.	82,181	2,439,132
Builders FirstSource, Inc.*	3,456	20,321
Gibraltar Industries, Inc.*	110,742	1,579,181
Griffon Corp.	3,468	43,489
Insteel Industries, Inc.	1,384	22,282
NCI Building Systems, Inc.*	1,547	19,709
Nortek, Inc.*	699	48,028
Patrick Industries, Inc.*	536	16,107
PGT, Inc.*	2,521	24,983
Ply Gem Holdings, Inc.*	1,278	17,866
Quanex Building Products Corp.	2,877	54,174
Simpson Manufacturing Co., Inc.	58,149	1,893,913
Trex Co., Inc.*	1,335	66,123
Universal Forest Products, Inc.	72,041	3,032,926
USG Corp.*	5,887	168,251

		9,530,970

Commercial Services & Supplies (2.0%)
ABM Industries, Inc.	4,243	112,949
ACCO Brands Corp.*	8,810	58,498
Acorn Energy, Inc.	1,529	9,021
ARC Document Solutions, Inc.*	2,739	12,572
Brink’s Co.	3,724	105,389
Casella Waste Systems, Inc., Class A*	2,986	17,169
CECO Environmental Corp.	1,207	16,995
Cenveo, Inc.*	3,813	11,248
CompX International, Inc.	122	1,584
Consolidated Graphics, Inc.*	562	31,506
Costa, Inc.*	753	14,322
Courier Corp.	940	14,871
Deluxe Corp.	3,902	162,557
EnerNOC, Inc.*	2,012	30,160
Ennis, Inc.	1,983	35,773
G&K Services, Inc., Class A	1,516	91,551
Healthcare Services Group, Inc.	5,311	136,811
Heritage-Crystal Clean, Inc.*	658	11,857
Herman Miller, Inc.	4,552	132,827
HNI Corp.	3,530	127,715
InnerWorkings, Inc.*	3,408	33,467
Interface, Inc.	4,607	91,403
Intersections, Inc.	752	6,595
Kimball International, Inc., Class B	2,532	28,080
Knoll, Inc.	3,747	63,474
McGrath RentCorp	51,956	1,854,829
Mine Safety Appliances Co.	47,496	2,451,269
Mobile Mini, Inc.*	2,976	101,363
Multi-Color Corp.	941	31,928
NL Industries, Inc.	597	6,776
Performant Financial Corp.*	1,798	19,634
Quad/Graphics, Inc.	1,956	59,384
Schawk, Inc.	68,448	1,015,768
Standard Parking Corp.*	1,185	31,865

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Steelcase, Inc., Class A	6,552	$108,894
Swisher Hygiene, Inc.*	9,603	5,824
Team, Inc.*	1,598	63,521
Tetra Tech, Inc.*	4,985	129,062
TMS International Corp., Class A	1,116	19,463
TRC Cos., Inc.*	1,279	9,465
U.S. Ecology, Inc.	1,430	43,086
UniFirst Corp.	1,111	116,011
United Stationers, Inc.	3,147	136,895
Viad Corp.	1,575	39,296
West Corp.	1,647	36,514

		7,639,241

Construction & Engineering (1.4%)
Aegion Corp.*	3,041	72,163
Ameresco, Inc., Class A*	1,517	15,200
Argan, Inc.	1,055	23,178
Comfort Systems USA, Inc.	2,868	48,211
Dycom Industries, Inc.*	2,569	71,906
EMCOR Group, Inc.	44,121	1,726,455
Furmanite Corp.*	2,949	29,195
Granite Construction, Inc.	89,714	2,745,249
Great Lakes Dredge & Dock Corp.	4,614	34,236
Layne Christensen Co.*	1,525	30,439
MasTec, Inc.*	4,566	138,350
Michael Baker Corp.	666	26,953
MYR Group, Inc.*	1,632	39,658
Northwest Pipe Co.*	733	24,101
Orion Marine Group, Inc.*	2,122	22,090
Pike Electric Corp.	1,963	22,221
Primoris Services Corp.	2,738	69,737
Sterling Construction Co., Inc.*	1,263	11,683
Tutor Perini Corp.*	2,879	61,380

		5,212,405

Electrical Equipment (2.5%)
Acuity Brands, Inc.	3,311	304,678
American Superconductor Corp.*	3,986	9,327
AZZ, Inc.	1,979	82,841
Brady Corp., Class A	57,590	1,756,495
Capstone Turbine Corp.*	23,819	28,106
Coleman Cable, Inc.	690	14,566
Encore Wire Corp.	1,605	63,301
EnerSys, Inc.	7,501	454,786
Enphase Energy, Inc.*	1,269	10,330
Franklin Electric Co., Inc.	53,610	2,112,234
FuelCell Energy, Inc.*	12,147	15,670
Generac Holdings, Inc.	3,967	169,153
General Cable Corp.	16,763	532,225
Global Power Equipment Group, Inc.	1,347	27,088
GrafTech International Ltd.*	9,085	76,768
II-VI, Inc.*	3,967	74,659
LSI Industries, Inc.	1,616	13,639
Polypore International, Inc.*	3,575	146,468
Powell Industries, Inc.*	24,706	1,514,231
Power Solutions International, Inc.*	156	9,223
PowerSecure International, Inc.*	1,709	27,429
Preformed Line Products Co.	208	14,961
Regal-Beloit Corp.	29,000	1,969,970
Revolution Lighting Technologies, Inc.*	2,393	6,126
Thermon Group Holdings, Inc.*	2,108	48,716
Vicor Corp.*	1,314	10,749

		9,493,739

Industrial Conglomerates (0.8%)
Carlisle Cos., Inc.	41,000	2,881,890
Raven Industries, Inc.	2,824	92,373

		2,974,263

Machinery (7.7%)
Accuride Corp.*	3,249	16,700
Actuant Corp., Class A	5,644	219,213
Alamo Group, Inc.	548	26,803
Albany International Corp., Class A	2,152	77,192
Altra Holdings, Inc.	2,097	56,430
American Railcar Industries, Inc.	739	28,991
Ampco-Pittsburgh Corp.	638	11,433
Astec Industries, Inc.	49,082	1,764,989
Barnes Group, Inc.	4,119	143,836
Blount International, Inc.*	3,792	45,921
Briggs & Stratton Corp.	97,244	1,956,549
Chart Industries, Inc.*	2,337	287,545
CIRCOR International, Inc.	9,964	619,562
CLARCOR, Inc.	3,827	212,513
Columbus McKinnon Corp.*	1,514	36,381
Commercial Vehicle Group, Inc.*	1,811	14,416
Douglas Dynamics, Inc.	1,747	25,733
Dynamic Materials Corp.	1,060	24,571
Energy Recovery, Inc.*	3,381	24,512
EnPro Industries, Inc.*	46,623	2,807,171
ESCO Technologies, Inc.	2,054	68,254
ExOne Co.*	517	22,024
Federal Signal Corp.*	4,805	61,840
Flow International Corp.*	3,920	15,641
FreightCar America, Inc.	921	19,046
Global Brass & Copper Holdings, Inc.*	630	11,050
Gorman-Rupp Co.	1,171	46,981
Graham Corp.	792	28,615
Greenbrier Cos., Inc.*	1,897	46,913
Hardinge, Inc.	955	14,755
Hurco Cos., Inc.	534	13,809
Hyster-Yale Materials Handling, Inc.	818	73,350
John Bean Technologies Corp.	2,246	55,881
Kadant, Inc.	872	29,291
Kaydon Corp.	32,504	1,154,542
Kennametal, Inc.	47,100	2,147,760
L.B. Foster Co., Class A	788	36,043
Lincoln Electric Holdings, Inc.	44,000	2,931,280
Lindsay Corp.	1,000	81,620
Lydall, Inc.*	1,348	23,145
Manitex International, Inc.*	986	10,777
Meritor, Inc.*	7,563	59,445
Middleby Corp.*	1,452	303,337
Miller Industries, Inc.	867	14,722
Mueller Industries, Inc.	45,079	2,509,548
Mueller Water Products, Inc., Class A	12,252	97,894
NN, Inc.	1,323	20,586
Nordson Corp.	6,300	463,869
Omega Flex, Inc.	256	4,836
Pentair Ltd. (Registered)	24,000	1,558,560
PMFG, Inc.*	1,555	11,507
Proto Labs, Inc.*	1,328	101,446
RBC Bearings, Inc.*	1,786	117,680
Rexnord Corp.*	2,323	48,318
Standex International Corp.	978	58,093
Sun Hydraulics Corp.	1,669	60,501
Tecumseh Products Co., Class A*	1,471	13,165
Tennant Co.	1,427	88,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Titan International, Inc.	4,160	$60,902
Trimas Corp.*	3,420	127,566
Trinity Industries, Inc.	88,000	3,990,800
Twin Disc, Inc.	642	16,775
Wabash National Corp.*	189,415	2,208,579
Watts Water Technologies, Inc., Class A	33,580	1,892,905
Woodward, Inc.	5,277	215,460
Xerium Technologies, Inc.*	865	10,025

		29,348,071

Marine (0.0%)
International Shipholding Corp.	433	11,881
Matson, Inc.	3,324	87,189
Ultrapetrol Bahamas Ltd.*	1,666	6,231

		105,301

Professional Services (0.8%)
Acacia Research Corp.	3,823	88,158
Advisory Board Co.*	2,730	162,380
Barrett Business Services, Inc.	546	36,751
CBIZ, Inc.*	2,916	21,695
CDI Corp.	1,095	16,764
Corporate Executive Board Co.	2,585	187,723
CRA International, Inc.*	771	14,356
Exponent, Inc.	1,024	73,564
Franklin Covey Co.*	751	13,480
FTI Consulting, Inc.*	3,130	118,314
GP Strategies Corp.*	1,027	26,928
Heidrick & Struggles International, Inc.	1,422	27,103
Huron Consulting Group, Inc.*	1,806	95,014
ICF International, Inc.*	1,531	54,213
Insperity, Inc.	40,542	1,524,379
Kelly Services, Inc., Class A	2,064	40,186
Kforce, Inc.	2,094	37,043
Korn/Ferry International*	3,779	80,871
Mistras Group, Inc.*	1,249	21,233
National Technical Systems, Inc.*	545	12,453
Navigant Consulting, Inc.*	3,918	60,572
Odyssey Marine Exploration, Inc.*	6,370	19,174
On Assignment, Inc.*	3,550	117,150
Pendrell Corp.*	12,819	24,869
Resources Connection, Inc.	3,164	42,935
RPX Corp.*	2,516	44,106
TrueBlue, Inc.*	3,158	75,824
VSE Corp.	330	15,494
WageWorks, Inc.*	1,937	97,722

		3,150,454

Road & Rail (0.7%)
Arkansas Best Corp.	1,988	51,032
Celadon Group, Inc.	1,530	28,565
Genesee & Wyoming, Inc., Class A*	23,800	2,212,686
Heartland Express, Inc.	3,594	50,999
Knight Transportation, Inc.	4,588	75,794
Marten Transport Ltd.	1,807	30,990
Patriot Transportation Holding, Inc.*	498	16,847
Quality Distribution, Inc.*	1,546	14,285
Roadrunner Transportation Systems, Inc.*	1,422	40,157
Saia, Inc.*	1,890	58,930
Swift Transportation Co.*	6,437	129,963
Universal Truckload Services, Inc.	407	10,851
Werner Enterprises, Inc.	3,489	81,399
YRC Worldwide, Inc.*	842	14,213

		2,816,711

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,104	32,864
Aircastle Ltd.	5,317	92,569
Applied Industrial Technologies, Inc.	18,921	974,431
Beacon Roofing Supply, Inc.*	3,716	137,009
BlueLinx Holdings, Inc.*	2,650	5,168
CAI International, Inc.*	1,317	30,647
DXP Enterprises, Inc.*	736	58,122
Edgen Group, Inc.*	1,285	9,766
H&E Equipment Services, Inc.*	2,309	61,327
Houston Wire & Cable Co.	1,392	18,750
Kaman Corp.	2,098	79,430
Rush Enterprises, Inc., Class A*	2,693	71,391
TAL International Group, Inc.	2,596	121,311
Textainer Group Holdings Ltd.	1,656	62,713
Titan Machinery, Inc.*	1,350	21,695
Watsco, Inc.	1,982	186,843

		1,964,036

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	3,195	66,871

Total Industrials		80,898,136

Information Technology (7.7%)
Communications Equipment (0.6%)
ADTRAN, Inc.	4,604	122,651
Alliance Fiber Optic Products, Inc.	918	18,791
Anaren, Inc.*	881	22,465
ARRIS Group, Inc.*	8,874	151,390
Aruba Networks, Inc.*	8,845	147,181
Aviat Networks, Inc.*	4,689	12,098
Bel Fuse, Inc., Class B	779	13,586
Black Box Corp.	1,248	38,239
CalAmp Corp.*	2,721	47,971
Calix, Inc.*	3,111	39,603
Ciena Corp.*	7,798	194,794
Comtech Telecommunications Corp.	1,295	31,494
Digi International, Inc.*	1,995	19,970
Emulex Corp.*	7,050	54,708
Extreme Networks, Inc.*	7,062	36,864
Finisar Corp.*	7,141	161,601
Globecomm Systems, Inc.*	1,839	25,801
Harmonic, Inc.*	7,920	60,905
Infinera Corp.*	8,997	101,756
InterDigital, Inc.	3,199	119,419
Ixia*	4,387	68,744
KVH Industries, Inc.*	1,186	16,367
NETGEAR, Inc.*	2,988	92,210
Numerex Corp., Class A*	1,112	12,176
Oplink Communications, Inc.*	1,516	28,531
Parkervision, Inc.*	6,674	22,358
PC-Tel, Inc.	1,379	12,204
Plantronics, Inc.	3,291	151,551
Procera Networks, Inc.*	1,559	24,149
Ruckus Wireless, Inc.*	3,384	56,953
ShoreTel, Inc.*	4,459	26,932
Sonus Networks, Inc.*	16,782	56,723
Symmetricom, Inc.*	3,146	15,164
Tellabs, Inc.	27,594	62,638
Tessco Technologies, Inc.	407	13,716
Ubiquiti Networks, Inc.	977	32,817
ViaSat, Inc.*	3,038	193,673

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Westell Technologies, Inc., Class A*	3,588	$12,020

		2,320,213

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	2,529	15,174
Cray, Inc.*	3,074	73,991
Datalink Corp.*	1,434	19,388
Electronics for Imaging, Inc.*	3,601	114,080
Fusion-io, Inc.*	5,903	79,041
Hutchinson Technology, Inc.*	1,878	6,535
Imation Corp.*	2,609	10,697
Immersion Corp.*	2,003	26,420
QLogic Corp.*	6,909	75,584
Quantum Corp.*	16,126	22,254
Silicon Graphics International Corp.*	2,593	42,136
Super Micro Computer, Inc.*	2,506	33,931
Synaptics, Inc.*	2,521	111,630

		630,861

Electronic Equipment, Instruments & Components (2.6%)
Aeroflex Holding Corp.*	1,471	10,356
Agilysys, Inc.*	1,098	13,088
Anixter International, Inc.*	2,071	181,544
Audience, Inc.*	769	8,644
Badger Meter, Inc.	1,116	51,894
Belden, Inc.	3,386	216,873
Benchmark Electronics, Inc.*	136,826	3,131,947
Checkpoint Systems, Inc.*	3,179	53,089
Cognex Corp.	6,658	208,795
Coherent, Inc.	1,891	116,202
Control4 Corp.*	216	3,741
CTS Corp.	2,564	40,434
Daktronics, Inc.	2,817	31,522
DTS, Inc.*	1,402	29,442
Electro Rent Corp.	1,444	26,194
Electro Scientific Industries, Inc.	1,844	21,593
Fabrinet*	2,189	36,863
FARO Technologies, Inc.*	1,328	56,002
FEI Co.	3,215	282,277
Gerber Scientific, Inc. (Escrow Shares)(b)*†	2,504	—
GSI Group, Inc.*	2,338	22,305
Ingram Micro, Inc., Class A*	65,000	1,498,250
Insight Enterprises, Inc.*	3,377	63,893
InvenSense, Inc.*	4,410	77,704
Itron, Inc.*	2,983	127,762
Kemet Corp.*	3,427	14,325
Littelfuse, Inc.	1,671	130,706
Maxwell Technologies, Inc.*	2,242	20,357
Measurement Specialties, Inc.*	1,199	65,034
Mercury Systems, Inc.*	2,581	25,784
Mesa Laboratories, Inc.	217	14,671
Methode Electronics, Inc.	2,876	80,528
MTS Systems Corp.	1,228	79,022
Multi-Fineline Electronix, Inc.*	34,754	563,710
Neonode, Inc.*	2,136	13,713
Newport Corp.*	3,009	47,031
OSI Systems, Inc.*	1,549	115,354
Park Electrochemical Corp.	1,619	46,384
PC Connection, Inc.	762	11,499
Plexus Corp.*	2,649	98,543
RadiSys Corp.*	2,029	6,513
RealD, Inc.*	3,048	21,336
Richardson Electronics Ltd.	966	10,983
Rofin-Sinar Technologies, Inc.*	79,198	1,917,384
Rogers Corp.*	1,323	78,692
Sanmina Corp.*	6,429	112,443
ScanSource, Inc.*	2,162	74,805
SYNNEX Corp.*	1,980	121,671
TTM Technologies, Inc.*	4,111	40,082
Uni-Pixel, Inc.*	814	14,432
Universal Display Corp.*	3,123	100,030
Viasystems Group, Inc.*	239	3,454
Vishay Precision Group, Inc.*	933	13,575
Zygo Corp.*	1,293	20,662

		10,173,137

Internet Software & Services (1.0%)
Active Network, Inc.*	4,190	59,959
Angie’s List, Inc.*	3,275	73,687
Bankrate, Inc.*	3,583	73,702
Bazaarvoice, Inc.*	3,710	33,687
Blucora, Inc.*	3,174	72,938
Brightcove, Inc.*	2,123	23,884
Carbonite, Inc.*	984	14,760
ChannelAdvisor Corp.*	480	17,582
comScore, Inc.*	2,766	80,131
Constant Contact, Inc.*	2,384	56,477
Cornerstone OnDemand, Inc.*	3,131	161,059
CoStar Group, Inc.*	2,204	370,052
Cvent, Inc.*	462	16,248
Dealertrack Technologies, Inc.*	3,376	144,628
Demand Media, Inc.*	2,909	18,385
Demandware, Inc.*	1,246	57,727
Dice Holdings, Inc.*	3,225	27,445
Digital River, Inc.*	2,725	48,696
E2open, Inc.*	1,117	25,021
EarthLink, Inc.	7,969	39,447
eGain Corp.*	1,045	15,769
Envestnet, Inc.*	1,751	54,281
Global Eagle Entertainment, Inc.*	1,725	16,111
Gogo, Inc.*	784	13,932
Internap Network Services Corp.*	4,078	28,342
IntraLinks Holdings, Inc.*	2,918	25,678
j2 Global, Inc.	3,561	176,341
Limelight Networks, Inc.*	4,134	7,979
Liquidity Services, Inc.*	1,929	64,737
LivePerson, Inc.*	4,042	38,156
LogMeIn, Inc.*	1,887	58,591
Marchex, Inc., Class B	1,789	13,024
Marin Software, Inc.*	736	9,237
Marketo, Inc.*	561	17,885
Millennial Media, Inc.*	2,506	17,717
Monster Worldwide, Inc.*	9,059	40,041
Move, Inc.*	3,085	52,291
NIC, Inc.	5,026	116,151
OpenTable, Inc.*	1,768	123,725
Perficient, Inc.*	2,570	47,185
QuinStreet, Inc.*	2,383	22,519
RealNetworks, Inc.*	1,664	14,244
Reis, Inc.*	664	10,737
Responsys, Inc.*	2,842	46,893
SciQuest, Inc.*	1,767	39,687
Shutterstock, Inc.*	575	41,814
Spark Networks, Inc.*	1,410	11,731
SPS Commerce, Inc.*	1,165	77,962
Stamps.com, Inc.*	1,010	46,389
support.com, Inc.*	3,882	21,157
TechTarget, Inc.*	1,023	5,105
Textura Corp.*	374	16,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Travelzoo, Inc.*	624	$16,561
Tremor Video, Inc.*	411	3,793
Trulia, Inc.*	2,148	101,020
United Online, Inc.	7,222	57,632
Unwired Planet, Inc.*	7,786	13,470
ValueClick, Inc.*	5,912	123,265
VistaPrint N.V.*	2,497	141,130
Vocus, Inc.*	1,517	14,123
Web.com Group, Inc.*	3,250	105,105
WebMD Health Corp.*	2,454	70,184
XO Group, Inc.*	2,122	27,416
Xoom Corp.*	602	19,150
Yelp, Inc.*	2,310	152,876
YuMe, Inc.*	236	2,502
Zillow, Inc., Class A*	1,791	151,107
Zix Corp.*	4,962	24,264

		3,730,636

IT Services (0.6%)
Acxiom Corp.*	5,647	160,318
Blackhawk Network Holdings, Inc.*	868	20,858
CACI International, Inc., Class A*	1,765	121,979
Cardtronics, Inc.*	3,481	129,145
Cass Information Systems, Inc.	798	42,589
CIBER, Inc.*	5,733	18,919
Computer Task Group, Inc.	1,236	19,974
Convergys Corp.	7,953	149,119
CSG Systems International, Inc.	2,632	65,932
EPAM Systems, Inc.*	1,697	58,547
Euronet Worldwide, Inc.*	3,868	153,946
EVERTEC, Inc.	2,298	51,039
ExlService Holdings, Inc.*	2,533	72,140
Forrester Research, Inc.	902	33,158
Global Cash Access Holdings, Inc.*	5,152	40,237
Hackett Group, Inc.	2,073	14,780
Heartland Payment Systems, Inc.	2,821	112,050
Higher One Holdings, Inc.*	2,526	19,374
iGATE Corp.*	2,703	75,035
Lionbridge Technologies, Inc.*	4,381	16,166
Luxoft Holding, Inc.*	249	6,591
ManTech International Corp., Class A	1,852	53,264
MAXIMUS, Inc.	5,271	237,406
ModusLink Global Solutions, Inc.*	2,634	7,217
MoneyGram International, Inc.*	1,661	32,522
Planet Payment, Inc.*	3,396	8,626
PRGX Global, Inc.*	2,299	14,392
Sapient Corp.*	8,567	133,388
ServiceSource International, Inc.*	4,739	57,247
Sykes Enterprises, Inc.*	3,050	54,626
Syntel, Inc.	1,198	95,960
TeleTech Holdings, Inc.*	1,544	38,739
Unisys Corp.*	3,427	86,326
Virtusa Corp.*	1,586	46,089
WEX, Inc.*	2,995	262,811

		2,510,509

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Energy Industries, Inc.*	3,048	53,401
Alpha & Omega Semiconductor Ltd.*	1,319	11,093
Ambarella, Inc.*	1,409	27,504
Amkor Technology, Inc.*	5,528	23,715
ANADIGICS, Inc.*	6,096	12,009
Applied Micro Circuits Corp.*	5,622	72,524
ATMI, Inc.*	2,481	65,796
Axcelis Technologies, Inc.*	8,717	18,393
Brooks Automation, Inc.	5,164	48,077
Cabot Microelectronics Corp.*	1,782	68,643
Cavium, Inc.*	3,922	161,586
CEVA, Inc.*	1,705	29,411
Cirrus Logic, Inc.*	4,924	111,676
Cohu, Inc.	97,115	1,059,525
Cypress Semiconductor Corp.*	11,420	106,663
Diodes, Inc.*	2,786	68,257
DSP Group, Inc.*	1,632	11,506
Entegris, Inc.*	10,817	109,792
Entropic Communications, Inc.*	6,947	30,428
Exar Corp.*	2,955	39,626
FormFactor, Inc.*	4,182	28,688
GSI Technology, Inc.*	1,556	10,939
GT Advanced Technologies, Inc.*	9,265	78,845
Hittite Microwave Corp.*	2,394	156,448
Inphi Corp.*	2,016	27,075
Integrated Device Technology, Inc.*	10,233	96,395
Integrated Silicon Solution, Inc.*	2,216	24,132
Intermolecular, Inc.*	1,459	8,039
International Rectifier Corp.*	5,223	129,374
Intersil Corp., Class A	9,876	110,907
IXYS Corp.	1,928	18,605
Kopin Corp.*	5,169	20,831
Lattice Semiconductor Corp.*	8,979	40,046
LTX-Credence Corp.*	3,614	23,780
MA-COM Technology Solutions Holdings, Inc.*	840	14,297
MaxLinear, Inc., Class A*	1,739	14,416
Micrel, Inc.	3,590	32,705
Microsemi Corp.*	7,067	171,375
Mindspeed Technologies, Inc.*	3,489	10,607
MKS Instruments, Inc.	4,117	109,471
Monolithic Power Systems, Inc.	2,855	86,449
MoSys, Inc.*	3,739	13,909
Nanometrics, Inc.*	1,773	28,581
NeoPhotonics Corp.*	1,643	12,142
NVE Corp.*	378	19,293
OmniVision Technologies, Inc.*	4,195	64,225
PDF Solutions, Inc.*	1,974	41,947
Peregrine Semiconductor Corp.*	2,112	18,945
Pericom Semiconductor Corp.*	1,741	13,580
Photronics, Inc.*	4,717	36,934
PLX Technology, Inc.*	3,466	20,865
PMC-Sierra, Inc.*	15,838	104,848
Power Integrations, Inc.	2,250	121,837
Rambus, Inc.*	8,665	81,451
RF Micro Devices, Inc.*	21,840	123,178
Rubicon Technology, Inc.*	1,397	16,918
Rudolph Technologies, Inc.*	2,559	29,173
Semtech Corp.*	5,126	153,729
Sigma Designs, Inc.*	2,356	13,170
Silicon Image, Inc.*	5,950	31,773
Spansion, Inc., Class A*	3,677	37,101
SunEdison, Inc.*	20,399	162,580
SunPower Corp.*	3,201	83,738
Supertex, Inc.	793	20,095
Tessera Technologies, Inc.	4,096	79,258
TriQuint Semiconductor, Inc.*	12,680	103,088
Ultra Clean Holdings, Inc.*	1,796	12,410
Ultratech, Inc.*	2,155	65,296
Veeco Instruments, Inc.*	3,042	113,254
Volterra Semiconductor Corp.*	2,015	46,345

		5,012,712

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Software (1.4%)
Accelrys, Inc.*	4,336	$42,753
ACI Worldwide, Inc.*	3,061	165,478
Actuate Corp.*	3,636	26,725
Advent Software, Inc.	2,533	80,423
American Software, Inc., Class A	1,797	15,346
Aspen Technology, Inc.*	7,215	249,278
AVG Technologies N.V.*	1,859	44,504
Blackbaud, Inc.	3,542	138,280
Bottomline Technologies (de), Inc.*	2,936	81,856
BroadSoft, Inc.*	2,176	78,401
Callidus Software, Inc.*	2,970	27,235
CommVault Systems, Inc.*	3,591	315,397
Comverse, Inc.*	1,721	54,986
Cyan, Inc.*	629	6,321
Digimarc Corp.	510	10,302
Ebix, Inc.	2,415	24,005
Ellie Mae, Inc.*	2,045	65,460
EPIQ Systems, Inc.	2,437	32,217
ePlus, Inc.	305	15,762
Fair Isaac Corp.	2,756	152,352
FleetMatics Group plc*	1,265	47,501
Gigamon, Inc.*	573	22,141
Glu Mobile, Inc.*	4,620	12,890
Guidance Software, Inc.*	1,342	12,172
Guidewire Software, Inc.*	3,224	151,883
Imperva, Inc.*	1,567	65,845
Infoblox, Inc.*	3,840	160,589
Interactive Intelligence Group, Inc.*	1,201	76,251
Jive Software, Inc.*	3,072	38,400
Manhattan Associates, Inc.*	1,495	142,698
Mentor Graphics Corp.	7,296	170,507
MicroStrategy, Inc., Class A*	703	72,943
Mitek Systems, Inc.*	2,054	10,640
Model N, Inc.*	650	6,435
Monotype Imaging Holdings, Inc.	2,966	85,006
NetScout Systems, Inc.*	2,810	71,852
Pegasystems, Inc.	1,336	53,186
Progress Software Corp.*	4,280	110,766
Proofpoint, Inc.*	1,692	54,347
PROS Holdings, Inc.*	1,731	59,183
PTC, Inc.*	9,195	261,414
QAD, Inc., Class A	181	2,469
QAD, Inc., Class B	219	2,464
Qlik Technologies, Inc.*	6,690	229,066
Qualys, Inc.*	1,131	24,192
Rally Software Development Corp.*	555	16,628
RealPage, Inc.*	3,612	83,654
Rosetta Stone, Inc.*	890	14,445
Sapiens International Corp. N.V.	1,226	7,417
SeaChange International, Inc.*	2,508	28,767
Silver Spring Networks, Inc.*	473	8,197
Sourcefire, Inc.*	2,399	182,132
SS&C Technologies Holdings, Inc.*	4,469	170,269
Synchronoss Technologies, Inc.*	2,260	86,016
Take-Two Interactive Software, Inc.*	6,289	114,208
Tangoe, Inc.*	2,327	55,522
TeleCommunication Systems, Inc., Class A*	3,798	9,343
Telenav, Inc.*	1,402	8,188
TiVo, Inc.*	9,836	122,360
Tyler Technologies, Inc.*	2,428	212,377
Ultimate Software Group, Inc.*	2,136	314,846
VASCO Data Security International, Inc.*	2,166	17,090
Verint Systems, Inc.*	4,025	149,166
VirnetX Holding Corp.*	3,276	66,830
Vringo, Inc.*	5,392	15,529

		5,254,905

Total Information Technology		29,632,973

Materials (7.0%)
Chemicals (4.1%)
A. Schulman, Inc.	66,962	1,972,701
Advanced Emissions Solutions, Inc.*	780	33,322
American Pacific Corp.*	431	23,602
American Vanguard Corp.	2,225	59,897
Arabian American Development Co.*	1,535	13,968
Axiall Corp.	5,365	202,743
Balchem Corp.	2,305	119,284
Cabot Corp.	73,000	3,117,830
Calgon Carbon Corp.*	4,205	79,853
Chase Corp.	494	14,514
Chemtura Corp.*	7,492	172,241
Ferro Corp.*	5,621	51,207
Flotek Industries, Inc.*	3,706	85,238
FutureFuel Corp.	1,676	30,101
GSE Holding, Inc.*	682	1,419
H.B. Fuller Co.	58,845	2,659,206
Hawkins, Inc.	723	27,286
Innophos Holdings, Inc.	1,706	90,043
Innospec, Inc.	1,826	85,201
Intrepid Potash, Inc.	4,252	66,671
KMG Chemicals, Inc.	654	14,381
Koppers Holdings, Inc.	1,611	68,709
Kraton Performance Polymers, Inc.*	2,503	49,034
Landec Corp.*	1,998	24,376
LSB Industries, Inc.*	1,487	49,859
Marrone Bio Innovations, Inc.*	270	4,549
Minerals Technologies, Inc.	2,666	131,620
Olin Corp.	6,172	142,388
OM Group, Inc.*	2,483	83,876
OMNOVA Solutions, Inc.*	3,690	31,549
Penford Corp.*	751	10,754
PolyOne Corp.	7,634	234,440
Quaker Chemical Corp.	1,021	74,584
RPM International, Inc.	87,550	3,169,310
Sensient Technologies Corp.	41,856	2,004,484
Stepan Co.	6,364	367,394
Taminco Corp.*	1,197	24,299
Tredegar Corp.	1,911	49,686
Zep, Inc.	1,760	28,618
Zoltek Cos., Inc.*	2,135	35,633

		15,505,870

Construction Materials (0.1%)
Headwaters, Inc.*	5,645	50,748
Texas Industries, Inc.*	1,689	111,998
United States Lime & Minerals, Inc.*	152	8,907
US Concrete, Inc.*	1,080	21,665

		193,318

Containers & Packaging (0.1%)
AEP Industries, Inc.*	339	25,191
AptarGroup, Inc.	1,600	96,208
Berry Plastics Group, Inc.*	4,301	85,891
Boise, Inc.	7,833	98,696
Graphic Packaging Holding Co.*	16,120	137,987
Myers Industries, Inc.	2,189	44,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
UFP Technologies, Inc.*	456	$10,383

		498,377

Metals & Mining (2.5%)
A.M. Castle & Co.*	1,328	21,381
AK Steel Holding Corp.*	10,574	39,652
Allied Nevada Gold Corp.*	8,018	33,515
AMCOL International Corp.	2,163	70,687
Carpenter Technology Corp.	35,000	2,033,850
Century Aluminum Co.*	3,925	31,596
Coeur Mining, Inc.*	7,858	94,689
Commercial Metals Co.	8,795	149,075
General Moly, Inc.*	4,625	7,631
Globe Specialty Metals, Inc.	5,004	77,112
Gold Resource Corp.	2,518	16,694
Handy & Harman Ltd.*	450	10,741
Haynes International, Inc.	957	43,381
Hecla Mining Co.	25,786	80,968
Horsehead Holding Corp.*	3,404	42,414
Kaiser Aluminum Corp.	1,469	104,666
Materion Corp.	1,595	51,136
Midway Gold Corp.*	8,988	8,584
Molycorp, Inc.*	9,627	63,153
Noranda Aluminum Holding Corp.	2,884	7,095
Olympic Steel, Inc.	723	20,085
Paramount Gold and Silver Corp.*	11,214	14,466
Reliance Steel & Aluminum Co.	49,000	3,590,230
RTI International Metals, Inc.*	2,435	78,017
Schnitzer Steel Industries, Inc., Class A	2,000	55,080
Steel Dynamics, Inc.	140,000	2,339,400
Stillwater Mining Co.*	9,179	101,061
SunCoke Energy, Inc.*	5,441	92,497
U.S. Silica Holdings, Inc.	1,668	41,533
Universal Stainless & Alloy Products, Inc.*	526	17,111
Walter Energy, Inc.	4,858	68,158
Worthington Industries, Inc.	4,044	139,235

		9,544,893

Paper & Forest Products (0.2%)
Boise Cascade Co.*	965	26,007
Clearwater Paper Corp.*	1,725	82,403
Deltic Timber Corp.	864	56,281
KapStone Paper and Packaging Corp.	3,136	134,221
Louisiana-Pacific Corp.*	10,709	188,371
Neenah Paper, Inc.	1,250	49,138
P.H. Glatfelter Co.	3,332	90,197
Resolute Forest Products, Inc.*	5,419	71,639
Schweitzer-Mauduit International, Inc.	2,411	145,938
Wausau Paper Corp.	3,835	49,817

		894,012

Total Materials		26,636,470

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
8x8, Inc.*	5,603	56,422
Atlantic Tele-Network, Inc.	713	37,169
Cbeyond, Inc.*	2,176	13,948
Cincinnati Bell, Inc.*	16,156	43,944
Cogent Communications Group, Inc.	3,655	117,874
Consolidated Communications Holdings, Inc.	3,125	53,875
Fairpoint Communications, Inc.*	1,574	15,032
General Communication, Inc., Class A*	2,388	22,734
Hawaiian Telcom Holdco, Inc.*	825	21,945
HickoryTech Corp.	1,065	12,120
IDT Corp., Class B	1,157	20,537
inContact, Inc.*	4,114	34,023
Inteliquent, Inc.	2,515	24,295
Iridium Communications, Inc.*	4,903	33,733
Lumos Networks Corp.	1,201	26,026
magicJack VocalTec Ltd.*	1,496	19,253
ORBCOMM, Inc.*	2,820	14,861
Premiere Global Services, Inc.*	3,735	37,200
Primus Telecommunications Group, Inc.	1,041	3,529
Straight Path Communications, Inc., Class B*	620	3,261
Towerstream Corp.*	5,316	15,204
Vonage Holdings Corp.*	11,959	37,551

		664,536

Wireless Telecommunication Services (0.0%)
Boingo Wireless, Inc.*	1,372	9,604
Leap Wireless International, Inc.*	4,189	66,144
NII Holdings, Inc.*	13,349	81,029
NTELOS Holdings Corp.	1,193	22,428
Shenandoah Telecommunications Co.	1,860	44,826
USA Mobility, Inc.	1,735	24,568

		248,599

Total Telecommunication Services		913,135

Utilities (1.0%)
Electric Utilities (0.4%)
ALLETE, Inc.	3,069	148,233
Cleco Corp.	4,661	208,999
El Paso Electric Co.	3,121	104,241
Empire District Electric Co.	3,321	71,933
IDACORP, Inc.	3,870	187,308
MGE Energy, Inc.	1,792	97,754
NRG Yield, Inc., Class A*	1,663	50,372
NV Energy, Inc.	500	11,805
Otter Tail Corp.	2,815	77,694
PNM Resources, Inc.	6,181	139,876
Portland General Electric Co.	5,831	164,609
UIL Holdings Corp.	3,900	145,002
Unitil Corp.	1,066	31,202
UNS Energy Corp.	3,189	148,671

		1,587,699

Gas Utilities (0.3%)
Chesapeake Utilities Corp.	739	38,790
Delta Natural Gas Co., Inc.	557	12,304
Laclede Group, Inc.	2,506	112,770
New Jersey Resources Corp.	3,214	141,577
Northwest Natural Gas Co.	2,097	88,032
Piedmont Natural Gas Co., Inc.	5,824	191,493
South Jersey Industries, Inc.	2,457	143,931
Southwest Gas Corp.	3,570	178,500
WGL Holdings, Inc.	3,986	170,242

		1,077,639

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	9,315	40,148
Dynegy, Inc.*	7,753	149,788
Genie Energy Ltd., Class B*	1,047	10,261
Ormat Technologies, Inc.	1,364	36,514

		236,711

Multi-Utilities (0.1%)
Avista Corp.	4,655	122,892

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Black Hills Corp.	3,420	$170,521
NorthWestern Corp.	2,943	132,200

		425,613

Water Utilities (0.1%)
American States Water Co.	2,995	82,542
Artesian Resources Corp., Class A	572	12,727
California Water Service Group	3,715	75,489
Connecticut Water Service, Inc.	840	27,014
Consolidated Water Co., Ltd.	1,106	16,557
Middlesex Water Co.	1,229	26,288
Pure Cycle Corp.*	1,366	6,311
SJW Corp.	1,202	33,680
York Water Co.	1,024	20,552

		301,160

Total Utilities		3,628,822

Total Common Stocks (80.6%) (Cost $193,221,591)		308,669,042

INVESTMENT COMPANY:
Investment Company (0.0%)
Firsthand Technology Value Fund, Inc.* (Cost $12,695)	668	16,353

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 10/31/13(b)* (Cost $—)	1,382	—

Total Warrants (0.0%) (Cost $—)		—

Total Investments (80.6%) (Cost $193,234,286)		308,685,395
Other Assets Less Liabilities (19.4%)		74,453,159

Net Assets (100%)		$383,138,554

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	655	December-13	$68,886,960	$70,176,700	$1,289,740

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$61,873,274	$—	$—	$61,873,274
Consumer Staples	4,752,804	—	—	4,752,804
Energy	28,648,527	—	—	28,648,527
Financials	50,999,903	—	—	50,999,903
Health Care	20,684,998	—	—	20,684,998
Industrials	80,898,136	—	—	80,898,136
Information Technology	29,632,973	—	—	29,632,973
Materials	26,636,470	—	—	26,636,470
Telecommunication Services	913,135	—	—	913,135
Utilities	3,628,822	—	—	3,628,822
Futures	1,289,740	—	—	1,289,740
Investment Companies
Investment Companies	16,353	—	—	16,353
Warrants
Energy	—	—	—	—

Total Assets	$309,975,135	$—	$—	$309,975,135

Total Liabilities	$—	$—	$—	$—

Total	$309,975,135	$—	$—	$309,975,135

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$27,505,898
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$51,355,613

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,494,092
Aggregate gross unrealized depreciation	(8,609,556)

Net unrealized appreciation	$114,884,536

Federal income tax cost of investments	$193,800,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Auto Components (1.8%)
Lear Corp.	297,206	$21,271,034
TRW Automotive Holdings Corp.*	102,285	7,293,943

		28,564,977

Automobiles (2.1%)
Ford Motor Co.	1,171,538	19,763,846
General Motors Co.*	385,997	13,884,312

		33,648,158

Household Durables (1.7%)
Garmin Ltd.	169,016	7,637,833
Newell Rubbermaid, Inc.	693,739	19,077,822

		26,715,655

Media (5.1%)
Comcast Corp., Class A	299,537	12,990,920
Interpublic Group of Cos., Inc.	408,070	7,010,643
Time Warner, Inc.	324,626	21,363,637
Viacom, Inc., Class B	465,151	38,877,320

		80,242,520

Multiline Retail (0.9%)
Kohl’s Corp.	177,143	9,167,150
Target Corp.	80,426	5,145,656

		14,312,806

Total Consumer Discretionary		183,484,116

Consumer Staples (5.1%)
Food & Staples Retailing (2.6%)
CVS Caremark Corp.	76,942	4,366,459
Kroger Co.	790,485	31,888,165
Walgreen Co.	95,123	5,117,617

		41,372,241

Food Products (0.4%)
Unilever N.V. (N.Y. Shares)	183,307	6,914,340

Household Products (2.1%)
Energizer Holdings, Inc.	205,525	18,733,604
Kimberly-Clark Corp.	154,534	14,560,193

		33,293,797

Total Consumer Staples		81,580,378

Energy (14.1%)
Energy Equipment & Services (0.5%)
Halliburton Co.	168,658	8,120,883

Oil, Gas & Consumable Fuels (13.6%)
Apache Corp.	124,670	10,614,404
Exxon Mobil Corp.	519,922	44,734,089
Gulfport Energy Corp.*	224,146	14,421,553
Marathon Oil Corp.	1,507,035	52,565,381
Marathon Petroleum Corp.	270,222	17,380,679
Occidental Petroleum Corp.	18,305	1,712,250
Phillips 66	62,083	3,589,639
Royal Dutch Shell plc (ADR), Class A	121,051	7,950,629
Suncor Energy, Inc.	610,977	21,860,757
Total S.A. (ADR)	366,751	21,242,218
Valero Energy Corp.	560,612	19,144,900

		215,216,499

Total Energy		223,337,382

Financials (31.4%)
Capital Markets (1.0%)
Morgan Stanley	330,034	8,894,416
State Street Corp.	110,362	7,256,302

		16,150,718

Commercial Banks (4.6%)
Regions Financial Corp.	1,491,856	13,814,587
U.S. Bancorp/Minnesota	402,306	14,716,353
Wells Fargo & Co.	1,058,482	43,736,476

		72,267,416

Consumer Finance (3.9%)
Capital One Financial Corp.	461,506	31,723,923
Discover Financial Services	603,236	30,487,547

		62,211,470

Diversified Financial Services (9.0%)
Citigroup, Inc.	1,320,644	64,064,440
JPMorgan Chase & Co.	1,236,556	63,917,580
NASDAQ OMX Group, Inc.	467,891	15,014,622

		142,996,642

Insurance (12.3%)
ACE Ltd.	256,511	23,999,169
Aflac, Inc.	317,426	19,677,238
Genworth Financial, Inc., Class A*	1,041,842	13,325,159
Hartford Financial Services Group, Inc.	1,098,536	34,186,440
Lincoln National Corp.	498,561	20,934,576
MetLife, Inc.	297,091	13,948,422
PartnerReinsurance Ltd.	70,718	6,473,526
Prudential Financial, Inc.	320,750	25,012,085
Travelers Cos., Inc.	241,819	20,498,997
Willis Group Holdings plc	37,333	1,617,639
XL Group plc	503,295	15,511,552

		195,184,803

Real Estate Management & Development (0.6%)
Jones Lang LaSalle, Inc.	110,146	9,615,746

Total Financials		498,426,795

Health Care (16.7%)
Health Care Equipment & Supplies (6.9%)
Medtronic, Inc.	837,290	44,585,692
St. Jude Medical, Inc.	594,715	31,900,513
Zimmer Holdings, Inc.	397,836	32,678,249

		109,164,454

Health Care Providers & Services (0.3%)
Quest Diagnostics, Inc.	76,636	4,735,339

Life Sciences Tools & Services (0.9%)
Agilent Technologies, Inc.	284,823	14,597,179

Pharmaceuticals (8.6%)
AstraZeneca plc (ADR)	419,979	21,809,509
Eli Lilly and Co.	499,715	25,150,656
Hospira, Inc.*	120,315	4,718,754
Johnson & Johnson	226,911	19,670,915
Pfizer, Inc.	2,042,056	58,627,428
Teva Pharmaceutical Industries Ltd. (ADR)	146,872	5,548,824

		135,526,086

Total Health Care		264,023,058

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (6.9%)
Aerospace & Defense (4.1%)
Boeing Co.	69,772	$8,198,210
Honeywell International, Inc.	206,878	17,179,149
Northrop Grumman Corp.	247,869	23,612,001
Raytheon Co.	200,505	15,452,920

		64,442,280

Airlines (0.3%)
Delta Air Lines, Inc.	240,577	5,675,211

Industrial Conglomerates (2.0%)
General Electric Co.	1,324,899	31,651,837

Machinery (0.3%)
Stanley Black & Decker, Inc.	50,666	4,588,820

Professional Services (0.2%)
Towers Watson & Co., Class A	28,260	3,022,690

Trading Companies & Distributors (0.0%)
WESCO International, Inc.*	6,799	520,328

Total Industrials		109,901,166

Information Technology (7.8%)
Communications Equipment (2.4%)
Cisco Systems, Inc.	1,619,153	37,920,563

Electronic Equipment, Instruments & Components (0.6%)
Corning, Inc.	601,586	8,777,140

IT Services (1.1%)
Western Union Co.	958,399	17,883,725

Office Electronics (0.2%)
Xerox Corp.	351,636	3,618,335

Semiconductors & Semiconductor Equipment (0.3%)
Teradyne, Inc.*	251,306	4,151,575

Software (3.2%)
Microsoft Corp.	876,527	29,197,115
Oracle Corp.	260,484	8,640,254
Symantec Corp.	513,759	12,715,535

		50,552,904

Total Information Technology		122,904,242

Materials (1.3%)
Chemicals (1.1%)
Ashland, Inc.	58,800	5,437,824
LyondellBasell Industries N.V., Class A	155,584	11,393,416

		16,831,240

Metals & Mining (0.2%)
Reliance Steel & Aluminum Co.	48,000	3,516,960

Total Materials		20,348,200

Utilities (2.6%)
Electric Utilities (0.6%)
Edison International	66,181	3,048,297
FirstEnergy Corp.	28,500	1,038,825
Great Plains Energy, Inc.	155,843	3,459,715
PPL Corp.	36,847	1,119,412

		8,666,249

Gas Utilities (0.6%)
UGI Corp.	260,169	10,180,413

Independent Power Producers & Energy Traders (1.1%)
AES Corp.	1,341,180	17,824,282

Multi-Utilities (0.3%)
Public Service Enterprise Group, Inc.	162,826	5,361,860

Total Utilities		42,032,804

Total Investments (97.5%) (Cost $1,152,057,447)		1,546,038,141
Other Assets Less Liabilities (2.5%)		39,006,390

Net Assets (100%)		$1,585,044,531

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of
September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$183,484,116	$—	$—	$183,484,116
Consumer Staples	81,580,378	—	—	81,580,378
Energy	223,337,382	—	—	223,337,382
Financials	498,426,795	—	—	498,426,795
Health Care	264,023,058	—	—	264,023,058
Industrials	109,901,166	—	—	109,901,166
Information Technology	122,904,242	—	—	122,904,242
Materials	20,348,200	—	—	20,348,200
Utilities	42,032,804	—	—	42,032,804

Total Assets	$1,546,038,141	$—	$—	$1,546,038,141

Total Liabilities	$—	$—	$—	$—

Total	$1,546,038,141	$—	$—	$1,546,038,141

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$795,264,497
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$874,630,982

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$327,783,496
Aggregate gross unrealized depreciation	(14,893,618)

Net unrealized appreciation	$312,889,878

Federal income tax cost of investments	$1,233,148,263

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.1%)
Automobiles (1.5%)
Ford Motor Co.	716,288	$12,083,778

Hotels, Restaurants & Leisure (2.4%)
Brinker International, Inc.	222,932	9,035,434
Cedar Fair LP	103,598	4,516,873
Wendy’s Co.	670,292	5,684,076

		19,236,383

Leisure Equipment & Products (1.8%)
Mattel, Inc.	124,033	5,192,021
Polaris Industries, Inc.	70,347	9,087,426

		14,279,447

Media (2.9%)
Gannett Co., Inc.	567,102	15,192,663
Time Warner Cable, Inc.	71,000	7,923,600

		23,116,263

Specialty Retail (1.5%)
Foot Locker, Inc.	119,832	4,067,098
Williams-Sonoma, Inc.	131,794	7,406,823

		11,473,921

Total Consumer Discretionary		80,189,792

Consumer Staples (5.5%)
Food & Staples Retailing (2.9%)
Sysco Corp.	156,856	4,992,727
Walgreen Co.	184,604	9,931,695
Wal-Mart Stores, Inc.	103,374	7,645,541

		22,569,963

Food Products (0.9%)
Campbell Soup Co.	177,600	7,230,096

Household Products (0.9%)
Procter & Gamble Co.	94,798	7,165,781

Tobacco (0.8%)
Universal Corp.	127,095	6,472,948

Total Consumer Staples		43,438,788

Energy (13.0%)
Energy Equipment & Services (1.3%)
Seadrill Ltd.	237,191	10,692,570

Oil, Gas & Consumable Fuels (11.7%)
Chevron Corp.	82,950	10,078,425
ConocoPhillips Co.	336,855	23,414,791
CVR Energy, Inc.	146,827	5,655,776
Enerplus Corp.	340,913	5,655,747
Exxon Mobil Corp.	276,271	23,770,357
Marathon Oil Corp.	334,000	11,649,920
Murphy Oil Corp.	203,800	12,293,216

		92,518,232

Total Energy		103,210,802

Financials (26.7%)
Capital Markets (6.9%)
Ameriprise Financial, Inc.	140,766	12,820,967
Goldman Sachs Group, Inc.	126,240	19,972,431
Morgan Stanley	459,820	12,392,149
Waddell & Reed Financial, Inc., Class A	188,257	9,691,470

		54,877,017

Commercial Banks (5.8%)
Bank of Montreal	153,653	10,267,094
Fifth Third Bancorp	295,273	5,326,725
KeyCorp	1,068,238	12,177,913
PNC Financial Services Group, Inc.	128,661	9,321,490
SunTrust Banks, Inc.	268,003	8,688,657

		45,781,879

Diversified Financial Services (6.6%)
Citigroup, Inc.	375,282	18,204,930
JPMorgan Chase & Co.	657,048	33,962,811

		52,167,741

Insurance (4.9%)
Aegon N.V. (N.Y. Shares)	533,798	3,950,105
Endurance Specialty Holdings Ltd.	187,972	10,097,856
Hartford Financial Services Group, Inc.	209,262	6,512,233
Prudential Financial, Inc.	168,249	13,120,057
XL Group plc	169,246	5,216,162

		38,896,413

Real Estate Investment Trusts (REITs) (2.5%)
CBL & Associates Properties, Inc. (REIT)	282,243	5,390,841
Extra Space Storage, Inc. (REIT)	220,867	10,104,665
Sun Communities, Inc. (REIT)	90,996	3,878,250
		19,373,756

Total Financials		211,096,806

Health Care (11.2%)
Biotechnology (1.1%)
Amgen, Inc.	75,687	8,472,403

Health Care Equipment & Supplies (0.9%)
Abbott Laboratories	217,165	7,207,706

Health Care Providers & Services (4.2%)
AmerisourceBergen Corp.	73,765	4,507,042
Cardinal Health, Inc.	186,700	9,736,405
UnitedHealth Group, Inc.	155,000	11,099,550
WellPoint, Inc.	95,553	7,989,186

		33,332,183

Pharmaceuticals (5.0%)
AbbVie, Inc.	153,368	6,860,150
Eli Lilly and Co.	265,008	13,337,853
Johnson & Johnson	97,617	8,462,418
Merck & Co., Inc.	103,670	4,935,729
Pfizer, Inc.	206,630	5,932,347

		39,528,497

Total Health Care		88,540,789

Industrials (9.5%)
Aerospace & Defense (2.9%)
Exelis, Inc.	360,636	5,665,591
Northrop Grumman Corp.	184,768	17,601,000

		23,266,591

Construction & Engineering (1.1%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	126,000	8,539,020

Industrial Conglomerates (1.7%)
General Electric Co.	289,393	6,913,599
Koninklijke Philips N.V. (N.Y. Shares)	205,844	6,638,469

		13,552,068

Machinery (1.6%)
Caterpillar, Inc.	75,402	6,286,265

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Harsco Corp.	265,297	$6,605,895

		12,892,160

Road & Rail (1.1%)
Ryder System, Inc.	141,200	8,429,640

Trading Companies & Distributors (1.1%)
TAL International Group, Inc.	189,610	8,860,475

Total Industrials		75,539,954

Information Technology (10.1%)
Communications Equipment (1.7%)
Cisco Systems, Inc.	574,000	13,443,080

Computers & Peripherals (3.7%)
Apple, Inc.	18,099	8,628,698
Hewlett-Packard Co.	353,000	7,405,940
Lexmark International, Inc., Class A	165,600	5,464,800
Seagate Technology plc	176,580	7,723,609

		29,223,047

Internet Software & Services (0.8%)
IAC/InterActiveCorp	114,350	6,251,515

IT Services (1.8%)
Accenture plc, Class A	122,752	9,039,457
Fidelity National Information Services, Inc.	113,780	5,283,943

		14,323,400

Office Electronics (1.3%)
Xerox Corp.	1,043,500	10,737,615

Semiconductors & Semiconductor Equipment (0.8%)
Texas Instruments, Inc.	155,718	6,270,764

Total Information Technology		80,249,421

Materials (3.4%)
Chemicals (2.9%)
Eastman Chemical Co.	112,427	8,758,063
Huntsman Corp.	249,918	5,150,810
LyondellBasell Industries N.V., Class A	121,897	8,926,518

		22,835,391

Containers & Packaging (0.5%)
Avery Dennison Corp.	94,500	4,112,640

Total Materials		26,948,031

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	315,000	10,653,300
Portugal Telecom SGPS S.A. (ADR)	332,796	1,487,598
Verizon Communications, Inc.	114,065	5,322,273

		17,463,171

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	17,842	527,231

Total Telecommunication Services		17,990,402

Utilities (4.8%)
Electric Utilities (1.9%)
Edison International	174,000	8,014,440
Pinnacle West Capital Corp.	124,318	6,805,167

		14,819,607

Gas Utilities (0.5%)
UGI Corp.	107,200	4,194,736

Multi-Utilities (1.9%)
CMS Energy Corp.	590,902	15,552,541

Water Utilities (0.5%)
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	370,818	3,693,347

Total Utilities		38,260,231

Total Investments (96.6%) (Cost $589,235,577)		765,465,016
Other Assets Less Liabilities (3.4%)		26,709,653

Net Assets (100%)		$792,174,669

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$80,189,792	$—	$—	$80,189,792
Consumer Staples	43,438,788	—	—	43,438,788
Energy	103,210,802	—	—	103,210,802
Financials	211,096,806	—	—	211,096,806
Health Care	88,540,789	—	—	88,540,789
Industrials	75,539,954	—	—	75,539,954
Information Technology	80,249,421	—	—	80,249,421
Materials	26,948,031	—	—	26,948,031
Telecommunication Services	17,990,402	—	—	17,990,402
Utilities	38,260,231	—	—	38,260,231

Total Assets	$765,465,016	$—	$—	$765,465,016

Total Liabilities	$—	$—	$—	$—

Total	$765,465,016	$—	$—	$765,465,016

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$447,838,623
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$472,362,545

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,483,134
Aggregate gross unrealized depreciation	(8,342,572)

Net unrealized appreciation	$166,140,562

Federal income tax cost of investments	$599,324,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.6%)
Auto Components (0.8%)
Autoliv, Inc.	921	$80,486
BorgWarner, Inc.	1,102	111,732
Delphi Automotive plc	2,716	158,669
Gentex Corp.	1,389	35,545
Johnson Controls, Inc.	6,589	273,443
Tenneco, Inc.*	586	29,593
TRW Automotive Holdings Corp.*	1,127	80,366
Visteon Corp.*	480	36,307

		806,141

Automobiles (0.9%)
Ford Motor Co.	37,908	639,508
Harley-Davidson, Inc.	2,144	137,731
Tesla Motors, Inc.*	782	151,254

		928,493

Distributors (0.1%)
Genuine Parts Co.	1,489	120,445
Pool Corp.	448	25,147

		145,592

Diversified Consumer Services (0.1%)
DeVry, Inc.	544	16,625
Outerwall, Inc.*	270	13,497
Sotheby’s, Inc.	657	32,278
Weight Watchers International, Inc.	259	9,679

		72,079

Hotels, Restaurants & Leisure (1.7%)
Brinker International, Inc.	637	25,818
Cheesecake Factory, Inc.	476	20,920
Chipotle Mexican Grill, Inc.*	297	127,324
Darden Restaurants, Inc.	1,253	58,001
Dunkin’ Brands Group, Inc.	1,023	46,301
McDonald’s Corp.	9,617	925,252
Panera Bread Co., Class A*	269	42,645
Starbucks Corp.	7,227	556,262
Vail Resorts, Inc.	346	24,005
Wendy’s Co.	2,721	23,074

		1,849,602

Household Durables (0.5%)
D.R. Horton, Inc.	2,742	53,277
Garmin Ltd.	1,185	53,550
Harman International Industries, Inc.	654	43,314
Mohawk Industries, Inc.*	585	76,196
PulteGroup, Inc.	3,377	55,721
Ryland Group, Inc.	445	18,040
Tempur Sealy International, Inc.*	580	25,497
Tupperware Brands Corp.	497	42,926
Whirlpool Corp.	763	111,734

		480,255

Internet & Catalog Retail (1.9%)
Amazon.com, Inc.*	3,562	1,113,624
Expedia, Inc.	1,088	56,347
Liberty Interactive Corp.*	4,655	109,253
Liberty Ventures*	340	29,978
Netflix, Inc.*	566	175,013
priceline.com, Inc.*	495	500,420
TripAdvisor, Inc.*	1,079	81,831

		2,066,466

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	1,110	52,325
Mattel, Inc.	3,316	138,808
Polaris Industries, Inc.	617	79,704

		270,837

Media (4.0%)
AMC Networks, Inc., Class A*	570	39,034
CBS Corp., Class B	5,414	298,636
Charter Communications, Inc., Class A*	649	87,459
DIRECTV*	4,922	294,090
Discovery Communications, Inc., Class A*	2,229	188,172
DISH Network Corp., Class A	2,027	91,235
DreamWorks Animation SKG, Inc., Class A*	686	19,524
Gannett Co., Inc.	2,204	59,045
John Wiley & Sons, Inc., Class A	445	21,222
Lamar Advertising Co., Class A*	626	29,441
Liberty Global plc, Class A*	3,632	288,199
Liberty Media Corp., Class A*	1,023	150,535
Madison Square Garden Co., Class A*	587	34,087
Meredith Corp.	356	16,953
Morningstar, Inc.	205	16,248
Omnicom Group, Inc.	2,472	156,824
Regal Entertainment Group, Class A	759	14,406
Scripps Networks Interactive, Inc., Class A	1,052	82,172
Sirius XM Radio, Inc.	30,348	117,447
Starz, Class A*	940	26,442
Time Warner Cable, Inc.	2,749	306,788
Time Warner, Inc.	8,851	582,484
Viacom, Inc., Class B	4,178	349,197
Walt Disney Co.	16,029	1,033,710
Washington Post Co., Class B	41	25,065

		4,328,415

Multiline Retail (0.9%)
Big Lots, Inc.*	560	20,770
Dillard’s, Inc., Class A	258	20,201
Dollar General Corp.*	2,862	161,589
Dollar Tree, Inc.*	2,142	122,437
Family Dollar Stores, Inc.	926	66,691
Kohl’s Corp.	1,962	101,533
Nordstrom, Inc.	1,386	77,893
Saks, Inc.*	982	15,653
Target Corp.	6,072	388,487

		975,254

Specialty Retail (3.5%)
Aaron’s, Inc.	730	20,221
Advance Auto Parts, Inc.	700	57,876
American Eagle Outfitters, Inc.	1,625	22,734
Ascena Retail Group, Inc.*	1,224	24,394
Bed Bath & Beyond, Inc.*	2,097	162,224
Best Buy Co., Inc.	2,594	97,275
Buckle, Inc.	269	14,540
CarMax, Inc.*	2,152	104,307
Chico’s FAS, Inc.	1,548	25,790
CST Brands, Inc.	582	17,344
DSW, Inc., Class A	350	29,862
GameStop Corp., Class A	1,131	56,154
Gap, Inc.	2,651	106,782
GNC Holdings, Inc., Class A	945	51,625
Home Depot, Inc.	13,796	1,046,427
L Brands, Inc.	2,341	143,035
Lowe’s Cos., Inc.	10,121	481,861
Lumber Liquidators Holdings, Inc.*	265	28,262

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
O’Reilly Automotive, Inc.*	1,044	$133,204
PetSmart, Inc.	999	76,184
Pier 1 Imports, Inc.	1,028	20,067
Ross Stores, Inc.	2,083	151,642
Sally Beauty Holdings, Inc.*	1,438	37,618
Signet Jewelers Ltd.	775	55,529
Staples, Inc.	6,765	99,107
Tiffany & Co.	1,057	80,987
TJX Cos., Inc.	6,882	388,076
Tractor Supply Co.	1,342	90,142
Ulta Salon Cosmetics & Fragrance, Inc.*	613	73,229
Williams-Sonoma, Inc.	854	47,995

		3,744,493

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp.*	332	21,886
Fifth & Pacific Cos., Inc.*	1,179	29,628
Fossil Group, Inc.*	483	56,144
Hanesbrands, Inc.	953	59,381
Michael Kors Holdings Ltd.*	1,718	128,025
NIKE, Inc., Class B	7,214	524,025
PVH Corp.	785	93,172
Under Armour, Inc., Class A*	771	61,256
Wolverine World Wide, Inc.	482	28,067

		1,001,584

Total Consumer Discretionary		16,669,211

Consumer Staples (8.9%)
Beverages (2.5%)
Coca-Cola Co.	36,721	1,390,992
Dr. Pepper Snapple Group, Inc.	1,964	88,026
PepsiCo, Inc.	14,844	1,180,098

		2,659,116

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	369	27,122
Costco Wholesale Corp.	4,201	483,619
CVS Caremark Corp.	11,817	670,615
Fresh Market, Inc.*	385	18,214
Harris Teeter Supermarkets, Inc.	475	23,365
Safeway, Inc.	2,321	74,249
Sysco Corp.	5,664	180,285
United Natural Foods, Inc.*	474	31,862
Walgreen Co.	8,378	450,736
Whole Foods Market, Inc.	3,583	209,606

		2,169,673

Food Products (1.4%)
Campbell Soup Co.	1,718	69,940
Darling International, Inc.*	1,137	24,059
Flowers Foods, Inc.	1,677	35,955
General Mills, Inc.	6,174	295,858
Green Mountain Coffee Roasters, Inc.*	1,262	95,066
Hain Celestial Group, Inc.*	458	35,321
Hershey Co.	1,438	133,015
Ingredion, Inc.	746	49,363
J.M. Smucker Co.	1,011	106,195
Kellogg Co.	2,474	145,298
Kraft Foods Group, Inc.	5,733	300,639
Lancaster Colony Corp.	186	14,562
McCormick & Co., Inc. (Non-Voting)	1,270	82,169
TreeHouse Foods, Inc.*	350	23,391
WhiteWave Foods Co., Class A*	1,665	33,250

		1,444,081

Household Products (2.8%)
Church & Dwight Co., Inc.	1,333	80,047
Clorox Co.	1,254	102,477
Colgate-Palmolive Co.	8,475	502,567
Kimberly-Clark Corp.	3,688	347,483
Procter & Gamble Co.	26,350	1,991,797

		3,024,371

Personal Products (0.2%)
Avon Products, Inc.	4,177	86,046
Estee Lauder Cos., Inc., Class A	2,459	171,884

		257,930

Total Consumer Staples		9,555,171

Energy (2.2%)
Energy Equipment & Services (0.5%)
Bristow Group, Inc.	350	25,466
Cameron International Corp.*	2,368	138,220
CARBO Ceramics, Inc.	191	18,930
Dresser-Rand Group, Inc.*	733	45,739
Dril-Quip, Inc.*	391	44,867
FMC Technologies, Inc.*	2,279	126,302
Helix Energy Solutions Group, Inc.*	945	23,975
Noble Corp.	2,438	92,083
SEACOR Holdings, Inc.	180	16,279
Tidewater, Inc.	475	28,163
Unit Corp.*	419	19,480

		579,504

Oil, Gas & Consumable Fuels (1.7%)
Cheniere Energy, Inc.*	2,227	76,030
Cimarex Energy Co.	830	80,012
Denbury Resources, Inc.*	3,579	65,890
Energen Corp.	694	53,015
EOG Resources, Inc.	2,618	443,175
EQT Corp.	1,442	127,934
Pioneer Natural Resources Co.	1,332	251,482
QEP Resources, Inc.	1,726	47,793
Range Resources Corp.	1,572	119,299
SemGroup Corp., Class A	408	23,264
SM Energy Co.	643	49,633
Southwestern Energy Co.*	3,385	123,146
Spectra Energy Corp.	6,445	220,612
Teekay Corp.	365	15,604
Whiting Petroleum Corp.*	1,146	68,588
World Fuel Services Corp.	700	26,117

		1,791,594

Total Energy		2,371,098

Financials (18.1%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*	508	92,781
Bank of New York Mellon Corp.	11,060	333,901
BlackRock, Inc.	1,211	327,721
Charles Schwab Corp.	11,119	235,056
E*TRADE Financial Corp.*	2,768	45,672
Eaton Vance Corp.	1,167	45,315
Federated Investors, Inc., Class B	904	24,553
Franklin Resources, Inc.	3,909	197,600
Goldman Sachs Group, Inc.	4,015	635,213
Invesco Ltd.	4,259	135,862
Janus Capital Group, Inc.	1,628	13,854
Legg Mason, Inc.	1,043	34,878
Morgan Stanley	13,373	360,402
Northern Trust Corp.	2,172	118,135
SEI Investments Co.	1,391	42,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Corp.	4,289	$282,002
Stifel Financial Corp.*	568	23,413
T. Rowe Price Group, Inc.	2,503	180,041
TD Ameritrade Holding Corp.	2,276	59,586
Waddell & Reed Financial, Inc., Class A	822	42,316

		3,231,297

Commercial Banks (4.6%)
Associated Banc-Corp.	1,597	24,737
Bank of Hawaii Corp.	428	23,305
BB&T Corp.	6,769	228,454
BOK Financial Corp.	220	13,937
CapitalSource, Inc.	1,891	22,465
CIT Group, Inc.*	1,939	94,565
City National Corp./California	454	30,264
Comerica, Inc.	1,777	69,854
Commerce Bancshares, Inc./Missouri	741	32,463
Cullen/Frost Bankers, Inc.	504	35,557
East West Bancorp, Inc.	1,324	42,302
F.N.B. Corp./Pennsylvania	1,398	16,958
Fifth Third Bancorp	8,536	153,989
First Horizon National Corp.	2,313	25,420
First Niagara Financial Group, Inc.	3,407	35,331
First Republic Bank/California	1,191	55,536
FirstMerit Corp.	1,590	34,519
Fulton Financial Corp.	1,864	21,771
Hancock Holding Co.	790	24,790
Huntington Bancshares, Inc./Ohio	7,976	65,882
IBERIABANK Corp.	285	14,783
KeyCorp	8,785	100,149
M&T Bank Corp.	1,252	140,124
PNC Financial Services Group, Inc.	5,112	370,364
Popular, Inc.*	991	25,994
Prosperity Bancshares, Inc.	539	33,332
Regions Financial Corp.	13,434	124,399
Signature Bank/New York*	454	41,550
SunTrust Banks, Inc.	5,177	167,838
Susquehanna Bancshares, Inc.	1,802	22,615
SVB Financial Group*	437	37,744
Synovus Financial Corp.	9,381	30,957
TCF Financial Corp.	1,582	22,591
U.S. Bancorp/Minnesota	17,688	647,027
UMB Financial Corp.	356	19,345
Umpqua Holdings Corp.	1,076	17,453
Valley National Bancorp	1,922	19,124
Webster Financial Corp.	869	22,185
Wells Fargo & Co.	46,437	1,918,777
Zions Bancorp	1,774	48,643

		4,877,093

Consumer Finance (1.3%)
American Express Co.	8,925	674,016
Capital One Financial Corp.	5,629	386,937
Discover Financial Services	4,655	235,264
Portfolio Recovery Associates, Inc.*	488	29,251
SLM Corp.	4,192	104,381

		1,429,849

Diversified Financial Services (5.2%)
Bank of America Corp.	103,557	1,429,087
CBOE Holdings, Inc.	843	38,129
Citigroup, Inc.	29,267	1,419,742
CME Group, Inc./Illinois	3,023	223,339
IntercontinentalExchange, Inc.*	702	127,357
JPMorgan Chase & Co.	36,212	1,871,798
McGraw Hill Financial, Inc.	2,648	173,682
Moody’s Corp.	1,865	131,165
MSCI, Inc.*	1,164	46,863
NASDAQ OMX Group, Inc.	1,109	35,588
NYSE Euronext	2,340	98,233

		5,594,983

Insurance (3.5%)
ACE Ltd.	3,273	306,222
Aflac, Inc.	4,467	276,909
Alleghany Corp.*	161	65,954
Allied World Assurance Co. Holdings AG	333	33,097
American Financial Group, Inc./Ohio	684	36,977
Aon plc	2,955	219,970
Arch Capital Group Ltd.*	1,129	61,113
Arthur J. Gallagher & Co.	1,227	53,559
Aspen Insurance Holdings Ltd.	649	23,552
Assured Guaranty Ltd.	1,675	31,406
Axis Capital Holdings Ltd.	1,022	44,263
Brown & Brown, Inc.	1,144	36,722
Chubb Corp.	2,456	219,223
Cincinnati Financial Corp.	1,416	66,779
CNO Financial Group, Inc.	2,141	30,830
Endurance Specialty Holdings Ltd.	425	22,831
Erie Indemnity Co., Class A	238	17,248
Everest Reinsurance Group Ltd.	467	67,906
Fidelity National Financial, Inc., Class A	2,072	55,115
First American Financial Corp.	1,027	25,007
Genworth Financial, Inc., Class A*	4,743	60,663
Hanover Insurance Group, Inc.	420	23,234
Hartford Financial Services Group, Inc.	4,371	136,026
HCC Insurance Holdings, Inc.	963	42,199
Kemper Corp.	503	16,901
Lincoln National Corp.	2,545	106,865
Markel Corp.*	134	69,381
MBIA, Inc.*	1,376	14,076
Mercury General Corp.	349	16,860
PartnerReinsurance Ltd.	510	46,685
Platinum Underwriters Holdings Ltd.	281	16,784
Principal Financial Group, Inc.	2,632	112,702
ProAssurance Corp.	595	26,811
Progressive Corp.	5,312	144,646
Protective Life Corp.	754	32,083
Prudential Financial, Inc.	4,471	348,649
RenaissanceReinsurance Holdings Ltd.	428	38,747
StanCorp Financial Group, Inc.	425	23,383
Torchmark Corp.	880	63,668
Travelers Cos., Inc.	3,592	304,494
Unum Group	2,536	77,196
Validus Holdings Ltd.	1,004	37,128
W. R. Berkley Corp.	1,054	45,174
White Mountains Insurance Group Ltd.	53	30,084
Willis Group Holdings plc	1,683	72,924
XL Group plc	2,751	84,786

		3,686,832

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	414	14,912
CBRE Group, Inc., Class A*	2,674	61,850
Forest City Enterprises, Inc., Class A*	1,523	28,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Howard Hughes Corp.*	301	$33,823
Jones Lang LaSalle, Inc.	427	37,277
Realogy Holdings Corp.*	1,408	60,572
St. Joe Co.*	887	17,403

		254,683

Thrifts & Mortgage Finance (0.3%)
Capitol Federal Financial, Inc.	1,322	16,433
Hudson City Bancorp, Inc.	4,577	41,422
MGIC Investment Corp.*	3,246	23,631
New York Community Bancorp, Inc.	4,235	63,991
Ocwen Financial Corp.*	1,125	62,741
People’s United Financial, Inc.	3,095	44,506
Radian Group, Inc.	1,668	23,235
Washington Federal, Inc.	997	20,618

		296,577

Total Financials		19,371,314

Health Care (16.2%)
Biotechnology (3.3%)
Alexion Pharmaceuticals, Inc.*	1,885	218,962
Alkermes plc*	1,306	43,908
Amgen, Inc.	7,255	812,125
ARIAD Pharmaceuticals, Inc.*	1,784	32,826
Biogen Idec, Inc.*	2,290	551,340
Cepheid, Inc.*	649	25,337
Cubist Pharmaceuticals, Inc.*	635	40,354
Gilead Sciences, Inc.*	14,731	925,696
Incyte Corp.*	1,325	50,549
Isis Pharmaceuticals, Inc.*	1,113	41,782
Medivation, Inc.*	724	43,397
Myriad Genetics, Inc.*	774	18,189
Onyx Pharmaceuticals, Inc.*	705	87,892
Pharmacyclics, Inc.*	642	88,866
Regeneron Pharmaceuticals, Inc.*	753	235,591
Seattle Genetics, Inc.*	1,068	46,810
Theravance, Inc.*	669	27,355
United Therapeutics Corp.*	440	34,694
Vertex Pharmaceuticals, Inc.*	2,238	169,685

		3,495,358

Health Care Equipment & Supplies (2.3%)
Alere, Inc.*	740	22,622
Align Technology, Inc.*	676	32,529
Baxter International, Inc.	5,219	342,836
Becton, Dickinson and Co.	1,868	186,837
CareFusion Corp.*	2,059	75,977
Cooper Cos., Inc.	470	60,954
Covidien plc	4,426	269,720
DENTSPLY International, Inc.	1,370	59,472
Edwards Lifesciences Corp.*	1,081	75,270
Haemonetics Corp.*	494	19,701
Hologic, Inc.*	2,602	53,731
IDEXX Laboratories, Inc.*	504	50,224
Intuitive Surgical, Inc.*	381	143,359
Medtronic, Inc.	9,601	511,253
ResMed, Inc.	1,367	72,205
Sirona Dental Systems, Inc.*	546	36,544
St. Jude Medical, Inc.	2,762	148,154
Stryker Corp.	2,835	191,618
Teleflex, Inc.	396	32,583
Thoratec Corp.*	553	20,621
Varian Medical Systems, Inc.*	1,036	77,420
West Pharmaceutical Services, Inc.	672	27,653

		2,511,283

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	2,221	135,703
Brookdale Senior Living, Inc.*	966	25,406
Cardinal Health, Inc.	3,265	170,270
Centene Corp.*	524	33,515
Cigna Corp.	2,720	209,059
DaVita HealthCare Partners, Inc.*	1,696	96,503
Express Scripts Holding Co.*	7,838	484,232
HCA Holdings, Inc.	2,583	110,423
Health Management Associates, Inc., Class A*	2,499	31,987
Henry Schein, Inc.*	830	86,071
Laboratory Corp. of America Holdings*	866	85,855
LifePoint Hospitals, Inc.*	456	21,263
McKesson Corp.	2,199	282,132
MEDNAX, Inc.*	486	48,795
Owens & Minor, Inc.	609	21,065
Patterson Cos., Inc.	800	32,160
Quest Diagnostics, Inc.	1,460	90,213
VCA Antech, Inc.*	855	23,478
WellCare Health Plans, Inc.*	418	29,151

		2,017,281

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	1,524	22,662
athenahealth, Inc.*	355	38,539
Cerner Corp.*	2,837	149,084
HMS Holdings Corp.*	844	18,154

		228,439

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	3,179	162,924
Bio-Rad Laboratories, Inc., Class A*	192	22,572
Illumina, Inc.*	1,205	97,400
Life Technologies Corp.*	1,660	124,218
Mettler-Toledo International, Inc.*	288	69,146
Techne Corp.	319	25,539
Thermo Fisher Scientific, Inc.	3,468	319,576
Waters Corp.*	819	86,986

		908,361

Pharmaceuticals (7.7%)
AbbVie, Inc.	15,268	682,938
Allergan, Inc.	2,853	258,054
Bristol-Myers Squibb Co.	15,872	734,556
Eli Lilly and Co.	9,530	479,645
Endo Health Solutions, Inc.*	1,098	49,893
Hospira, Inc.*	1,595	62,556
Jazz Pharmaceuticals plc*	512	47,088
Johnson & Johnson	27,085	2,347,999
Mallinckrodt plc*	552	24,338
Merck & Co., Inc.	28,141	1,339,793
Perrigo Co.	905	111,659
Pfizer, Inc.	63,717	1,829,315
Questcor Pharmaceuticals, Inc.	534	30,972
Salix Pharmaceuticals Ltd.*	592	39,593
ViroPharma, Inc.*	631	24,798
Zoetis, Inc.	4,809	149,656

		8,212,853

Total Health Care		17,373,575

Industrials (8.2%)
Aerospace & Defense (0.2%)
B/E Aerospace, Inc.*	948	69,981
DigitalGlobe, Inc.*	655	20,711

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Exelis, Inc.	1,812	$28,467
Hexcel Corp.*	963	37,365
Rockwell Collins, Inc.	1,298	88,082

		244,606

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	1,531	91,187
Expeditors International of Washington, Inc.	1,985	87,459
FedEx Corp.	2,855	325,784
United Parcel Service, Inc., Class B	6,955	635,478

		1,139,908

Airlines (0.4%)
Alaska Air Group, Inc.	672	42,081
Delta Air Lines, Inc.	8,249	194,594
JetBlue Airways Corp.*	2,094	13,946
Southwest Airlines Co.	6,797	98,964
U.S. Airways Group, Inc.*	1,850	35,076

		384,661

Building Products (0.2%)
A.O. Smith Corp.	748	33,809
Lennox International, Inc.	441	33,190
Masco Corp.	3,438	73,161
Owens Corning, Inc.*	1,062	40,335
USG Corp.*	887	25,350

		205,845

Commercial Services & Supplies (0.2%)
ADT Corp.*	1,922	78,148
Covanta Holding Corp.	1,255	26,832
Iron Mountain, Inc.	1,634	44,151
KAR Auction Services, Inc.	900	25,389
Pitney Bowes, Inc.	1,939	35,270
R.R. Donnelley & Sons Co.	1,747	27,603

		237,393

Construction & Engineering (0.1%)
AECOM Technology Corp.*	969	30,301
EMCOR Group, Inc.	646	25,278
Quanta Services, Inc.*	2,058	56,615

		112,194

Electrical Equipment (1.2%)
Acuity Brands, Inc.	412	37,912
AMETEK, Inc.	2,349	108,101
Brady Corp., Class A	446	13,603
Eaton Corp. plc	4,558	313,773
Emerson Electric Co.	6,875	444,812
General Cable Corp.	479	15,208
Hubbell, Inc., Class B	519	54,360
Polypore International, Inc.*	448	18,355
Regal-Beloit Corp.	432	29,346
Rockwell Automation, Inc.	1,334	142,658
Roper Industries, Inc.	954	126,758

		1,304,886

Industrial Conglomerates (1.1%)
3M Co.	6,247	745,954
Carlisle Cos., Inc.	613	43,088
Danaher Corp.	5,751	398,659

		1,187,701

Machinery (2.3%)
Actuant Corp., Class A	705	27,382
AGCO Corp.	869	52,505
CLARCOR, Inc.	479	26,599
Colfax Corp.*	851	48,073
Cummins, Inc.	1,674	222,424
Deere & Co.	3,682	299,678
Donaldson Co., Inc.	1,298	49,493
Dover Corp.	1,640	147,321
Graco, Inc.	590	43,695
Harsco Corp.	776	19,322
IDEX Corp.	787	51,352
Illinois Tool Works, Inc.	3,963	302,258
Lincoln Electric Holdings, Inc.	792	52,763
Manitowoc Co., Inc.	1,285	25,160
Middleby Corp.*	183	38,231
Nordson Corp.	579	42,632
PACCAR, Inc.	3,405	189,522
Pall Corp.	1,076	82,895
Parker Hannifin Corp.	1,436	156,122
Pentair Ltd. (Registered)	1,916	124,425
Snap-on, Inc.	559	55,621
SPX Corp.	435	36,818
Stanley Black & Decker, Inc.	1,539	139,387
Terex Corp.*	1,070	35,952
Toro Co.	548	29,784
Valmont Industries, Inc.	257	35,700
WABCO Holdings, Inc.*	602	50,725
Woodward, Inc.	581	23,722
Xylem, Inc.	1,783	49,799

		2,459,360

Marine (0.1%)
Kirby Corp.*	543	46,997

Professional Services (0.4%)
Corporate Executive Board Co.	323	23,456
Dun & Bradstreet Corp.	373	38,736
IHS, Inc., Class A*	594	67,823
Manpowergroup, Inc.	753	54,773
Nielsen Holdings N.V.	2,068	75,379
Robert Half International, Inc.	1,333	52,027
Towers Watson & Co., Class A	617	65,995
Verisk Analytics, Inc., Class A*	1,443	93,737

		471,926

Road & Rail (0.4%)
Avis Budget Group, Inc.*	1,038	29,926
Con-way, Inc.	542	23,355
Genesee & Wyoming, Inc., Class A*	413	38,397
Hertz Global Holdings, Inc.*	3,583	79,399
J.B. Hunt Transport Services, Inc.	878	64,033
Kansas City Southern	1,062	116,140
Landstar System, Inc.	438	24,519
Old Dominion Freight Line, Inc.*	671	30,859
Ryder System, Inc.	502	29,969

		436,597

Trading Companies & Distributors (0.5%)
Air Lease Corp.	734	20,302
Applied Industrial Technologies, Inc.	405	20,858
Beacon Roofing Supply, Inc.*	471	17,366
Fastenal Co.	2,625	131,906
MRC Global, Inc.*	978	26,210
MSC Industrial Direct Co., Inc., Class A	463	37,665
United Rentals, Inc.*	897	52,286
W.W. Grainger, Inc.	594	155,456
Watsco, Inc.	259	24,416
WESCO International, Inc.*	423	32,372

		518,837

Total Industrials		8,750,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (25.6%)
Communications Equipment (2.7%)
ARRIS Group, Inc.*	1,104	$18,834
Aruba Networks, Inc.*	1,099	18,287
Ciena Corp.*	992	24,780
Cisco Systems, Inc.	51,585	1,208,121
F5 Networks, Inc.*	754	64,663
Harris Corp.	1,028	60,961
InterDigital, Inc.	397	14,820
JDS Uniphase Corp.*	2,285	33,612
Juniper Networks, Inc.*	4,879	96,897
Motorola Solutions, Inc.	2,299	136,515
Plantronics, Inc.	421	19,387
Polycom, Inc.*	1,634	17,843
QUALCOMM, Inc.	16,520	1,112,787
Riverbed Technology, Inc.*	1,580	23,052
ViaSat, Inc.*	402	25,628

		2,876,187

Computers & Peripherals (5.6%)
3D Systems Corp.*	909	49,077
Apple, Inc.	8,737	4,165,365
Dell, Inc.	14,122	194,460
Diebold, Inc.	615	18,056
EMC Corp.	20,061	512,759
Hewlett-Packard Co.	18,512	388,382
Lexmark International, Inc., Class A	602	19,866
NCR Corp.*	1,599	63,336
NetApp, Inc.	3,275	139,581
SanDisk Corp.	2,313	137,647
Seagate Technology plc	2,986	130,608
Western Digital Corp.	2,031	128,765

		5,947,902

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	1,531	118,469
Anixter International, Inc.*	256	22,441
Arrow Electronics, Inc.*	962	46,686
Avnet, Inc.	1,319	55,016
Belden, Inc.	418	26,773
Cognex Corp.	795	24,931
Corning, Inc.	14,055	205,062
Dolby Laboratories, Inc., Class A	469	16,185
FEI Co.	400	35,120
FLIR Systems, Inc.	1,368	42,955
Ingram Micro, Inc., Class A*	1,470	33,884
IPG Photonics Corp.	333	18,751
Itron, Inc.*	376	16,104
Jabil Circuit, Inc.	1,774	38,460
Molex, Inc.	1,319	50,808
National Instruments Corp.	936	28,951
TE Connectivity Ltd.	3,979	206,033
Tech Data Corp.*	364	18,167
Trimble Navigation Ltd.*	2,469	73,354
Vishay Intertechnology, Inc.*	1,269	16,357

		1,094,507

Internet Software & Services (3.6%)
Akamai Technologies, Inc.*	1,712	88,510
AOL, Inc.*	737	25,486
CoStar Group, Inc.*	275	46,173
eBay, Inc.*	11,222	626,075
Equinix, Inc.*	475	87,234
Google, Inc., Class A*	2,689	2,355,322
j2 Global, Inc.	418	20,699
LinkedIn Corp., Class A*	873	214,810
Rackspace Hosting, Inc.*	1,095	57,772
Yahoo!, Inc.*	9,143	303,182

		3,825,263

IT Services (5.4%)
Accenture plc, Class A	6,201	456,642
Alliance Data Systems Corp.*	468	98,968
Amdocs Ltd.	1,556	57,012
Automatic Data Processing, Inc.	4,643	336,060
Broadridge Financial Solutions, Inc.	1,146	36,385
Cognizant Technology Solutions Corp., Class A*	2,898	237,984
Computer Sciences Corp.	1,421	73,522
Convergys Corp.	997	18,694
CoreLogic, Inc.*	920	24,886
DST Systems, Inc.	289	21,793
Fidelity National Information Services, Inc.	2,813	130,636
Fiserv, Inc.*	1,251	126,414
FleetCor Technologies, Inc.*	701	77,222
Gartner, Inc.*	895	53,700
Genpact Ltd.*	1,159	21,882
Global Payments, Inc.	727	37,135
International Business Machines Corp.	9,919	1,836,800
Jack Henry & Associates, Inc.	819	42,269
Lender Processing Services, Inc.	819	27,248
Mastercard, Inc., Class A	997	670,762
MAXIMUS, Inc.	656	29,546
NeuStar, Inc., Class A*	619	30,628
Paychex, Inc.	3,130	127,203
Teradata Corp.*	1,565	86,764
Total System Services, Inc.	1,601	47,101
Vantiv, Inc., Class A*	1,046	29,225
VeriFone Systems, Inc.*	1,052	24,049
Visa, Inc., Class A	4,959	947,665
Western Union Co.	5,310	99,085
WEX, Inc.*	373	32,731

		5,840,011

Office Electronics (0.1%)
Xerox Corp.	11,139	114,620
Zebra Technologies Corp., Class A*	488	22,219

		136,839

Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc.*	5,872	22,314
Altera Corp.	3,076	114,304
Analog Devices, Inc.	2,988	140,585
Applied Materials, Inc.	11,591	203,306
Atmel Corp.*	4,104	30,534
Avago Technologies Ltd.	2,383	102,755
Cavium, Inc.*	497	20,476
Cypress Semiconductor Corp.*	1,320	12,329
Fairchild Semiconductor International, Inc.*	1,227	17,043
First Solar, Inc.*	666	26,780
Hittite Microwave Corp.*	304	19,866
Intel Corp.	47,915	1,098,212
KLA-Tencor Corp.	1,595	97,056
Lam Research Corp.*	1,571	80,419
Linear Technology Corp.	2,243	88,957
LSI Corp.	5,268	41,196
Marvell Technology Group Ltd.	3,932	45,218
Microchip Technology, Inc.	1,899	76,511
Micron Technology, Inc.*	9,989	174,508
NVIDIA Corp.	5,561	86,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ON Semiconductor Corp.*	4,339	$31,675
Semtech Corp.*	656	19,673
Silicon Laboratories, Inc.*	378	16,144
Skyworks Solutions, Inc.*	1,809	44,936
Teradyne, Inc.*	1,842	30,430
Texas Instruments, Inc.	10,603	426,983
Xilinx, Inc.	2,562	120,055

		3,188,794

Software (4.2%)
ACI Worldwide, Inc.*	380	20,543
Adobe Systems, Inc.*	4,493	233,366
ANSYS, Inc.*	888	76,830
Aspen Technology, Inc.*	900	31,095
Autodesk, Inc.*	2,144	88,268
CA, Inc.	3,161	93,787
Cadence Design Systems, Inc.*	2,725	36,787
Citrix Systems, Inc.*	1,803	127,310
CommVault Systems, Inc.*	421	36,976
Compuware Corp.	2,061	23,083
Concur Technologies, Inc.*	452	49,946
Electronic Arts, Inc.*	2,947	75,296
FactSet Research Systems, Inc.	388	42,331
Fortinet, Inc.*	1,314	26,622
Informatica Corp.*	1,043	40,646
Intuit, Inc.	2,858	189,514
Mentor Graphics Corp.	925	21,617
MICROS Systems, Inc.*	736	36,756
Microsoft Corp.	72,841	2,426,334
NetSuite, Inc.*	291	31,411
Nuance Communications, Inc.*	2,538	47,448
PTC, Inc.*	1,151	32,723
Qlik Technologies, Inc.*	844	28,899
Red Hat, Inc.*	1,821	84,021
Rovi Corp.*	976	18,710
Salesforce.com, Inc.*	5,281	274,137
SolarWinds, Inc.*	630	22,088
Solera Holdings, Inc.	661	34,947
Symantec Corp.	6,722	166,369
Synopsys, Inc.*	1,485	55,984
TIBCO Software, Inc.*	1,465	37,489
Ultimate Software Group, Inc.*	275	40,535

		4,551,868

Total Information Technology		27,461,371

Materials (1.6%)
Chemicals (1.1%)
Air Products and Chemicals, Inc.	2,019	215,165
Airgas, Inc.	636	67,448
Cabot Corp.	571	24,387
Ecolab, Inc.	2,606	257,369
H.B. Fuller Co.	483	21,827
International Flavors & Fragrances, Inc.	786	64,688
Praxair, Inc.	2,835	340,795
Sensient Technologies Corp.	481	23,035
Sigma-Aldrich Corp.	1,157	98,692

		1,113,406

Construction Materials (0.0%)
Eagle Materials, Inc.	476	34,534

Containers & Packaging (0.4%)
AptarGroup, Inc.	637	38,303
Avery Dennison Corp.	943	41,039
Ball Corp.	1,396	62,652
Bemis Co., Inc.	990	38,620
Greif, Inc., Class A	292	14,317
MeadWestvaco Corp.	1,707	65,515
Owens-Illinois, Inc.*	1,579	47,401
Sealed Air Corp.	1,884	51,226
Sonoco Products Co.	965	37,577

		396,650

Metals & Mining (0.1%)
Compass Minerals International, Inc.	321	24,483
Reliance Steel & Aluminum Co.	740	54,220
Worthington Industries, Inc.	508	17,490

		96,193

Paper & Forest Products (0.0%)
Domtar Corp.	314	24,938

Total Materials		1,665,721

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	51,138	1,729,487
CenturyLink, Inc.	5,775	181,219
Frontier Communications Corp.	9,616	40,099
Level 3 Communications, Inc.*	1,543	41,183
tw telecom, Inc.*	1,401	41,841
Windstream Holdings, Inc.	5,705	45,640

		2,079,469

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	2,819	205,871
SBA Communications Corp., Class A*	1,230	98,966
Telephone & Data Systems, Inc.	947	27,984

		332,821

Total Telecommunication Services		2,412,290

Utilities (1.0%)
Electric Utilities (0.2%)
Cleco Corp.	581	26,052
Hawaiian Electric Industries, Inc.	952	23,895
IDACORP, Inc.	482	23,329
ITC Holdings Corp.	504	47,305
OGE Energy Corp.	1,906	68,788
Portland General Electric Co.	743	20,975

		210,344

Gas Utilities (0.3%)
AGL Resources, Inc.	1,141	52,520
Atmos Energy Corp.	871	37,096
New Jersey Resources Corp.	398	17,532
ONEOK, Inc.	1,983	105,734
Piedmont Natural Gas Co., Inc.	731	24,035
Questar Corp.	1,684	37,873
South Jersey Industries, Inc.	309	18,101
Southwest Gas Corp.	445	22,250
WGL Holdings, Inc.	497	21,227

		336,368

Multi-Utilities (0.4%)
Avista Corp.	576	15,206
CMS Energy Corp.	2,558	67,327
Consolidated Edison, Inc.	2,816	155,274
Integrys Energy Group, Inc.	765	42,756
MDU Resources Group, Inc.	1,815	50,765
NiSource, Inc.	3,002	92,732

		424,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American Water Works Co., Inc.	1,710	$70,589
Aqua America, Inc.	1,699	42,016

		112,605

Total Utilities		1,083,377

Total Investments (99.6%) (Cost $79,381,295)		106,714,039
Other Assets Less Liabilities (0.4%)		398,252

Net Assets (100%)		$107,112,291

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,669,211	$—	$—	$16,669,211
Consumer Staples	9,555,171	—	—	9,555,171
Energy	2,371,098	—	—	2,371,098
Financials	19,371,314	—	—	19,371,314
Health Care	17,373,575	—	—	17,373,575
Industrials	8,750,911	—	—	8,750,911
Information Technology	27,461,371	—	—	27,461,371
Materials	1,665,721	—	—	1,665,721
Telecommunication Services	2,412,290	—	—	2,412,290
Utilities	1,083,377	—	—	1,083,377

Total Assets	$106,714,039	$—	$—	$106,714,039

Total Liabilities	$—	$—	$—	$—

Total	$106,714,039	$—	$—	$106,714,039

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,231,917
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$14,398,926

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,485,945
Aggregate gross unrealized depreciation	(1,239,030)

Net unrealized appreciation	$27,246,915

Federal income tax cost of investments	$79,467,124

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (1.1%)
Delphi Automotive plc	61,318	$3,582,197

Automobiles (0.5%)
General Motors Co.*	48,200	1,733,754

Hotels, Restaurants & Leisure (2.1%)
Carnival Corp.	79,927	2,608,817
Starbucks Corp.	57,940	4,459,642

		7,068,459

Household Durables (3.2%)
Newell Rubbermaid, Inc.	191,581	5,268,478
Whirlpool Corp.	38,312	5,610,409

		10,878,887

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	6,907	2,159,404

Media (7.3%)
Charter Communications, Inc.,
Class A*	26,907	3,625,987
Comcast Corp., Class A	59,254	2,675,318
DreamWorks Animation SKG, Inc., Class A*	60,717	1,728,006
Gannett Co., Inc.	173,321	4,643,270
Scripps Networks Interactive, Inc., Class A	58,709	4,585,760
Sirius XM Radio, Inc.	1,317,196	5,097,549
Viacom, Inc., Class B	26,485	2,213,616

		24,569,506

Specialty Retail (2.7%)
Home Depot, Inc.	59,951	4,547,283
Signet Jewelers Ltd.	40,175	2,878,539
Tiffany & Co.	20,398	1,562,895

		8,988,717

Textiles, Apparel & Luxury Goods (3.2%)
Coach, Inc.	65,591	3,576,677
Lululemon Athletica, Inc.*	23,627	1,726,897
NIKE, Inc., Class B	72,821	5,289,718

		10,593,292

Total Consumer Discretionary		69,574,216

Consumer Staples (4.1%)
Beverages (0.8%)
Beam, Inc.	43,678	2,823,783

Food & Staples Retailing (0.3%)
Sprouts Farmers Market, Inc.*	23,200	1,029,848

Food Products (0.7%)
Mondelez International, Inc., Class A	73,790	2,318,482

Household Products (1.3%)
Procter & Gamble Co.	58,262	4,404,024

Personal Products (1.0%)
Avon Products, Inc.	154,156	3,175,614

Total Consumer Staples		13,751,751

Energy (10.9%)
Energy Equipment & Services (4.2%)
Ensco plc, Class A	55,554	2,986,028
Halliburton Co.	136,375	6,566,456
Schlumberger Ltd.	52,175	4,610,183

		14,162,667

Oil, Gas & Consumable Fuels (6.7%)
Cenovus Energy, Inc.	123,481	3,685,908
Chevron Corp.	87,309	10,608,043
Cobalt International Energy, Inc.*	69,840	1,736,222
Enbridge, Inc.	37,100	1,548,554
Noble Energy, Inc.	70,759	4,741,561

		22,320,288

Total Energy		36,482,955

Financials (13.1%)
Capital Markets (2.4%)
BlackRock, Inc.	9,739	2,635,568
Goldman Sachs Group, Inc.	34,286	5,424,388

		8,059,956

Commercial Banks (1.2%)
BB&T Corp.	61,889	2,088,754
Wells Fargo & Co.	46,908	1,938,238

		4,026,992

Diversified Financial Services (2.1%)
CME Group, Inc./Illinois	36,274	2,679,923
JPMorgan Chase & Co.	43,364	2,241,485
NYSE Euronext	50,312	2,112,098

		7,033,506

Insurance (4.2%)
ACE Ltd.	39,131	3,661,096
Aon plc	66,858	4,976,910
Marsh & McLennan Cos., Inc.	81,368	3,543,577
Progressive Corp.	73,170	1,992,419

		14,174,002

Real Estate Investment Trusts (REITs) (3.2%)
American Tower Corp. (REIT)	144,495	10,711,414

Total Financials		44,005,870

Health Care (12.1%)
Biotechnology (6.7%)
Gilead Sciences, Inc.*	251,161	15,782,957
Seattle Genetics, Inc.*	150,562	6,599,133

		22,382,090

Health Care Providers & Services (2.1%)
Centene Corp.*	38,684	2,474,229
Express Scripts Holding Co.*	40,647	2,511,172
Molina Healthcare, Inc.*	62,436	2,222,721

		7,208,122

Health Care Technology (1.3%)
Cerner Corp.*	86,114	4,525,290

Pharmaceuticals (2.0%)
Bristol-Myers Squibb Co.	144,499	6,687,414

Total Health Care		40,802,916

Industrials (13.9%)
Aerospace & Defense (3.6%)
B/E Aerospace, Inc.*	41,131	3,036,291
Boeing Co.	42,654	5,011,845
Hexcel Corp.*	104,538	4,056,074

		12,104,210

Commercial Services & Supplies (1.8%)
Iron Mountain, Inc.	107,779	2,912,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Waste Connections, Inc.	70,091	$3,182,832

		6,095,021

Electrical Equipment (3.2%)
Eaton Corp. plc	98,089	6,752,447
Polypore International, Inc.*	95,182	3,899,606

		10,652,053

Industrial Conglomerates (1.4%)
Danaher Corp.	67,529	4,681,110

Machinery (1.5%)
Caterpillar, Inc.	25,690	2,141,776
IDEX Corp.	42,809	2,793,287

		4,935,063

Professional Services (1.8%)
Nielsen Holdings N.V	93,816	3,419,593
Towers Watson & Co., Class A	23,800	2,545,648

		5,965,241

Road & Rail (0.6%)
Norfolk Southern Corp.	27,876	2,156,209

Total Industrials		46,588,907

Information Technology (15.2%)
Communications Equipment (0.8%)
QUALCOMM, Inc.	38,038	2,562,240

Computers & Peripherals (3.5%)
Apple, Inc.	17,504	8,345,032
Hewlett-Packard Co.	32,154	674,591
Western Digital Corp.	43,877	2,781,802

		11,801,425

Electronic Equipment, Instruments & Components (0.8%)
Jabil Circuit, Inc.	122,313	2,651,746

Internet Software & Services (2.7%)
Google, Inc., Class A*	4,368	3,825,975
VeriSign, Inc.*	105,543	5,371,083

		9,197,058

IT Services (2.4%)
Accenture plc, Class A	20,746	1,527,736
Jack Henry & Associates, Inc.	47,281	2,440,172
Visa, Inc., Class A	21,591	4,126,040

		8,093,948

Semiconductors & Semiconductor Equipment (2.7%)
ASML Holding N.V	29,094	2,873,323
Broadcom Corp., Class A	151,417	3,938,356
ON Semiconductor Corp.*	308,802	2,254,255

		9,065,934

Software (2.3%)
Oracle Corp.	187,159	6,208,064
Workday, Inc., Class A*	16,596	1,343,114

		7,551,178

Total Information Technology		50,923,529

Materials (4.3%)
Chemicals (2.6%)
Air Products and Chemicals, Inc.	22,535	2,401,555
LyondellBasell Industries N.V., Class A	43,181	3,162,144
Monsanto Co.	30,113	3,142,894

		8,706,593

Metals & Mining (1.7%)
Allegheny Technologies, Inc.	66,883	2,041,269
Barrick Gold Corp.	41,069	764,705
Cliffs Natural Resources, Inc.	27,429	562,295
Freeport-McMoRan Copper & Gold, Inc.	20,124	665,702
Nucor Corp.	37,317	1,829,279

		5,863,250

Total Materials		14,569,843

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
CenturyLink, Inc.	21,689	680,601

Total Telecommunication Services		680,601

Utilities (2.2%)
Electric Utilities (0.5%)
Edison International	34,038	1,567,790

Independent Power Producers & Energy Traders (1.3%)
Calpine Corp.*	74,884	1,454,996
NRG Energy, Inc.	114,412	3,126,880

		4,581,876

Multi-Utilities (0.4%)
PG&E Corp.	33,019	1,351,138

Total Utilities		7,500,804

Total Investments (96.7%) (Cost $219,078,463)		324,881,392
Other Assets Less Liabilities (3.3%)		11,044,798

Net Assets (100%)		$335,926,190

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$69,574,216	$—	$—	$69,574,216
Consumer Staples	13,751,751	—	—	13,751,751
Energy	36,482,955	—	—	36,482,955
Financials	44,005,870	—	—	44,005,870
Health Care	40,802,916	—	—	40,802,916
Industrials	46,588,907	—	—	46,588,907
Information Technology	50,923,529	—	—	50,923,529
Materials	14,569,843	—	—	14,569,843
Telecommunication Services	680,601	—	—	680,601
Utilities	7,500,804	—	—	7,500,804

Total Assets	$324,881,392	$—	$—	$324,881,392

Total Liabilities	$—	$—	$—	$—

Total	$324,881,392	$—	$—	$324,881,392

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$209,578,140
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$287,324,754

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,784,552
Aggregate gross unrealized depreciation	(5,724,908)

Net unrealized appreciation	$107,059,644

Federal income tax cost of investments	$217,821,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.3%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	7,000	$175,350
American Axle & Manufacturing Holdings, Inc.*	13,500	266,220
BorgWarner, Inc.	32,630	3,308,356
Cooper Tire & Rubber Co.	18,800	579,040
Dana Holding Corp.	52,900	1,208,236
Delphi Automotive plc	88,700	5,181,854
Dorman Products, Inc.	2,000	99,100
Federal-Mogul Corp.*	20,800	349,232
Gentex Corp.	37,800	967,302
Goodyear Tire & Rubber Co.*	69,700	1,564,765
Johnson Controls, Inc.	192,430	7,985,845
Lear Corp.	26,700	1,910,919
Tenneco, Inc.*	22,600	1,141,300
TRW Automotive Holdings Corp.*	34,500	2,460,195
Visteon Corp.*	17,300	1,308,572

		28,506,286

Automobiles (0.7%)
Ford Motor Co.	1,083,836	18,284,313
General Motors Co.*	236,400	8,503,308
Harley-Davidson, Inc.	62,550	4,018,212
Tesla Motors, Inc.*	23,700	4,584,054
Thor Industries, Inc.	14,600	847,384

		36,237,271

Distributors (0.1%)
Genuine Parts Co.	46,000	3,720,940
LKQ Corp.*	89,000	2,835,540
Pool Corp.	15,900	892,467

		7,448,947

Diversified Consumer Services (0.2%)
American Public Education, Inc.*	7,600	287,280
Apollo Group, Inc., Class A*	40,930	851,753
Ascent Capital Group, Inc., Class A*	600	48,372
Bright Horizons Family Solutions, Inc.*	5,000	179,150
Capella Education Co.*	6,300	356,328
Career Education Corp.*	23,900	65,964
DeVry, Inc.	25,800	788,448
Grand Canyon Education, Inc.*	12,900	519,612
H&R Block, Inc.	84,350	2,248,771
Hillenbrand, Inc.	16,300	446,131
Matthews International Corp., Class A	1,100	41,888
Service Corp. International	56,100	1,044,582
Sotheby’s, Inc.	25,300	1,242,989
Stewart Enterprises, Inc., Class A	30,700	403,398
Strayer Education, Inc.	2,300	95,496
Weight Watchers International, Inc.	8,200	306,434

		8,926,596

Hotels, Restaurants & Leisure (2.0%)
Bally Technologies, Inc.*	14,300	1,030,458
BJ’s Restaurants, Inc.*	4,750	136,420
Bloomin’ Brands, Inc.*	3,800	89,718
Bob Evans Farms, Inc.	7,500	429,525
Brinker International, Inc.	20,490	830,460
Buffalo Wild Wings, Inc.*	6,100	678,442
Burger King Worldwide, Inc.	28,500	556,320
Caesars Entertainment Corp.*	7,000	137,970
Carnival Corp.	117,360	3,830,630
Cheesecake Factory, Inc.	22,800	1,002,060
Chipotle Mexican Grill, Inc.*	8,700	3,729,690
Choice Hotels International, Inc.	6,000	259,140
Churchill Downs, Inc.	700	60,564
Cracker Barrel Old Country Store, Inc.	5,800	598,792
Darden Restaurants, Inc.	41,150	1,904,833
Denny’s Corp.*	390	2,387
DineEquity, Inc.	1,900	131,100
Domino’s Pizza, Inc.	16,400	1,114,380
Dunkin’ Brands Group, Inc.	30,300	1,371,378
Hyatt Hotels Corp., Class A*	16,500	708,840
International Game Technology	81,360	1,540,145
International Speedway Corp., Class A	1,800	58,140
Interval Leisure Group, Inc.	1,900	44,897
Jack in the Box, Inc.*	9,900	396,000
Krispy Kreme Doughnuts, Inc.*	11,900	230,146
Las Vegas Sands Corp.	109,800	7,292,916
Life Time Fitness, Inc.*	14,000	720,580
Marriott International, Inc., Class A	65,025	2,734,952
Marriott Vacations Worldwide Corp.*	8,512	374,528
McDonald’s Corp.	279,740	26,913,785
MGM Resorts International*	123,900	2,532,516
Norwegian Cruise Line Holdings Ltd.*	9,100	280,735
Orient-Express Hotels Ltd., Class A*	11,200	145,376
Panera Bread Co., Class A*	9,500	1,506,035
Papa John’s International, Inc.	2,100	146,748
Penn National Gaming, Inc.*	25,700	1,422,752
Pinnacle Entertainment, Inc.*	16,700	418,335
Royal Caribbean Cruises Ltd.	47,950	1,835,526
Scientific Games Corp., Class A*	25,900	418,803
Six Flags Entertainment Corp.	24,684	834,072
Starbucks Corp.	212,550	16,359,974
Starwood Hotels & Resorts Worldwide, Inc.	57,100	3,794,295
Texas Roadhouse, Inc.	20,700	543,996
Vail Resorts, Inc.	10,200	707,676
Wendy’s Co.	84,400	715,712
WMS Industries, Inc.*	16,300	422,985
Wyndham Worldwide Corp.	43,070	2,625,978
Wynn Resorts Ltd.	24,800	3,918,648
Yum! Brands, Inc.	127,640	9,112,220

		106,651,578

Household Durables (0.5%)
CSS Industries, Inc.	40	960
D.R. Horton, Inc.	88,100	1,711,783
Garmin Ltd.	35,500	1,604,245
Harman International Industries, Inc.	19,190	1,270,954
Helen of Troy Ltd.*	2,000	88,400
iRobot Corp.*	3,800	143,146
Jarden Corp.*	34,950	1,691,580
KB Home	23,400	421,668
Leggett & Platt, Inc.	42,200	1,272,330
Lennar Corp., Class A	49,300	1,745,220
M.D.C. Holdings, Inc.	12,800	384,128
Meritage Homes Corp.*	9,300	399,435
Mohawk Industries, Inc.*	17,000	2,214,250
Newell Rubbermaid, Inc.	80,500	2,213,750
NVR, Inc.*	1,600	1,470,704
PulteGroup, Inc.	104,800	1,729,200
Ryland Group, Inc.	13,600	551,344
Standard Pacific Corp.*	48,000	379,680
Taylor Morrison Home Corp., Class A*	1,800	40,770
Tempur Sealy International, Inc.*	17,200	756,112
Toll Brothers, Inc.*	44,200	1,433,406

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tupperware Brands Corp.	15,000	$1,295,550
Whirlpool Corp.	23,520	3,444,269

		26,262,884

Internet & Catalog Retail (1.2%)
Amazon.com, Inc.*	102,580	32,070,611
Expedia, Inc.	27,205	1,408,947
Groupon, Inc.*	119,200	1,336,232
HomeAway, Inc.*	14,400	403,200
HSN, Inc.	13,200	707,784
Liberty Interactive Corp.*	150,330	3,528,245
Liberty Ventures*	8,701	767,167
Netflix, Inc.*	14,300	4,421,703
priceline.com, Inc.*	14,780	14,941,841
Shutterfly, Inc.*	9,870	551,536
TripAdvisor, Inc.*	31,805	2,412,091

		62,549,357

Leisure Equipment & Products (0.2%)
Brunswick Corp.	22,600	901,966
Hasbro, Inc.	33,900	1,598,046
Mattel, Inc.	104,600	4,378,556
Polaris Industries, Inc.	19,200	2,480,256

		9,358,824

Media (3.7%)
AMC Networks, Inc., Class A*	21,212	1,452,598
Belo Corp., Class A	29,500	404,150
Cablevision Systems Corp. - New York Group, Class A	61,150	1,029,766
CBS Corp., Class B	177,120	9,769,939
Charter Communications, Inc., Class A*	18,800	2,533,488
Cinemark Holdings, Inc.	31,500	999,810
Clear Channel Outdoor Holdings, Inc., Class A*	30,300	248,460
Comcast Corp., Class A	732,224	33,059,914
DIRECTV*	148,146	8,851,723
Discovery Communications, Inc., Class A*	71,300	6,019,146
DISH Network Corp., Class A	63,360	2,851,834
DreamWorks Animation SKG, Inc., Class A*	20,600	586,276
Gannett Co., Inc.	69,600	1,864,584
Global Sources Ltd.*	323	2,397
Interpublic Group of Cos., Inc.	119,600	2,054,728
John Wiley & Sons, Inc., Class A	17,000	810,730
Lamar Advertising Co., Class A*	21,400	1,006,442
Liberty Global plc, Class A*	109,292	8,672,320
Liberty Media Corp., Class A*	28,697	4,222,763
Lions Gate Entertainment Corp.*	22,800	799,140
Live Nation Entertainment, Inc.*	33,200	615,860
Loral Space & Communications, Inc.	900	60,957
Madison Square Garden Co., Class A*	17,787	1,032,891
Meredith Corp.	11,000	523,820
Morningstar, Inc.	8,300	657,858
New York Times Co., Class A*	38,000	477,660
News Corp., Class A*	141,361	2,270,258
Omnicom Group, Inc.	74,700	4,738,968
Regal Entertainment Group, Class A	24,600	466,908
Scripps Networks Interactive, Inc., Class A	31,100	2,429,221
Sinclair Broadcast Group, Inc., Class A	19,400	650,288
Sirius XM Radio, Inc.	875,500	3,388,185
Starz, Class A*	32,997	928,206
Thomson Reuters Corp.	114,100	3,994,641
Time Warner Cable, Inc.	82,302	9,184,903
Time Warner, Inc.	264,626	17,415,037
Twenty-First Century Fox, Inc.	554,526	18,576,621
Viacom, Inc., Class B	137,660	11,505,623
Walt Disney Co.	502,568	32,410,610
Washington Post Co., Class B	1,300	794,755

		199,363,478

Multiline Retail (0.7%)
Big Lots, Inc.*	21,700	804,853
Dillard’s, Inc., Class A	10,300	806,490
Dollar General Corp.*	92,900	5,245,134
Dollar Tree, Inc.*	63,550	3,632,518
Family Dollar Stores, Inc.	30,150	2,171,403
J.C. Penney Co., Inc.*	56,050	494,361
Kohl’s Corp.	63,010	3,260,767
Macy’s, Inc.	113,100	4,893,837
Nordstrom, Inc.	46,790	2,629,598
Saks, Inc.*	29,900	476,606
Sears Holdings Corp.*	13,100	781,284
Target Corp.	182,160	11,654,597

		36,851,448

Specialty Retail (2.6%)
Aaron’s, Inc.	27,400	758,980
Abercrombie & Fitch Co., Class A	29,600	1,046,952
Advance Auto Parts, Inc.	20,750	1,715,610
American Eagle Outfitters, Inc.	60,700	849,193
ANN, Inc.*	17,200	622,984
Asbury Automotive Group, Inc.*	8,800	468,160
Ascena Retail Group, Inc.*	44,800	892,864
AutoNation, Inc.*	10,800	563,436
AutoZone, Inc.*	10,490	4,434,438
Bed Bath & Beyond, Inc.*	62,050	4,800,188
Best Buy Co., Inc.	83,910	3,146,625
Buckle, Inc.	6,800	367,540
Cabela’s, Inc.*	15,800	995,874
CarMax, Inc.*	69,350	3,361,394
Chico’s FAS, Inc.	67,550	1,125,383
Children’s Place Retail Stores, Inc.*	2,400	138,864
CST Brands, Inc.	18,058	538,128
Dick’s Sporting Goods, Inc.	31,100	1,660,118
DSW, Inc., Class A	7,600	648,432
Express, Inc.*	27,800	655,802
Finish Line, Inc., Class A	2,100	52,227
Five Below, Inc.*	3,100	135,625
Foot Locker, Inc.	51,200	1,737,728
Francesca’s Holdings Corp.*	15,600	290,784
GameStop Corp., Class A	33,700	1,673,205
Gap, Inc.	82,990	3,342,837
Genesco, Inc.*	7,800	511,524
GNC Holdings, Inc., Class A	27,900	1,524,177
Group 1 Automotive, Inc.	7,200	559,296
Guess?, Inc.	29,000	865,650
Hibbett Sports, Inc.*	5,500	308,825
Home Depot, Inc.	407,660	30,921,011
Jos. A. Bank Clothiers, Inc.*	8,500	373,660
L Brands, Inc.	70,390	4,300,829
Lithia Motors, Inc., Class A	6,200	452,352
Lowe’s Cos., Inc.	308,940	14,708,633
Lumber Liquidators Holdings, Inc.*	8,500	906,525
Mattress Firm Holding Corp.*	4,100	130,380
Men’s Wearhouse, Inc.	19,100	650,355
Monro Muffler Brake, Inc.	8,900	413,761
Murphy USA, Inc.*	14,655	591,915
New York & Co., Inc.*	460	2,659

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Office Depot, Inc.*	88,000	$425,040
OfficeMax, Inc.	4,100	52,439
O’Reilly Automotive, Inc.*	32,150	4,102,019
Penske Automotive Group, Inc.	8,900	380,297
PetSmart, Inc.	32,700	2,493,702
Pier 1 Imports, Inc.	32,300	630,496
Rent-A-Center, Inc.	21,010	800,481
Restoration Hardware Holdings, Inc.*	5,600	354,760
Ross Stores, Inc.	62,360	4,539,808
Sally Beauty Holdings, Inc.*	48,300	1,263,528
Sears Hometown and Outlet Stores, Inc.*	4,100	130,175
Select Comfort Corp.*	18,300	445,605
Signet Jewelers Ltd.	25,480	1,825,642
Sonic Automotive, Inc., Class A	4,300	102,340
Staples, Inc.	212,750	3,116,788
Systemax, Inc.	800	7,416
Tiffany & Co.	31,700	2,428,854
Tile Shop Holdings, Inc.*	4,900	144,501
TJX Cos., Inc.	204,300	11,520,477
Tractor Supply Co.	39,600	2,659,932
Ulta Salon Cosmetics & Fragrance, Inc.*	19,600	2,341,416
Urban Outfitters, Inc.*	35,150	1,292,466
Vitamin Shoppe, Inc.*	7,800	341,250
Williams-Sonoma, Inc.	26,900	1,511,780

		136,156,135

Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	15,680	1,189,955
Coach, Inc.	85,120	4,641,594
Columbia Sportswear Co.	7,000	421,610
Crocs, Inc.*	26,790	364,612
Deckers Outdoor Corp.*	12,800	843,776
Fifth & Pacific Cos., Inc.*	29,900	751,387
Fossil Group, Inc.*	15,800	1,836,592
Hanesbrands, Inc.	30,100	1,875,531
Iconix Brand Group, Inc.*	17,700	587,994
Michael Kors Holdings Ltd.*	57,200	4,262,544
NIKE, Inc., Class B	201,060	14,604,998
Oxford Industries, Inc.	1,500	101,970
PVH Corp.	24,581	2,917,519
Quiksilver, Inc.*	13,600	95,608
Ralph Lauren Corp.	18,670	3,075,509
Skechers U.S.A., Inc., Class A*	2,700	83,997
Steven Madden Ltd.*	12,735	685,525
Tumi Holdings, Inc.*	4,100	82,615
Under Armour, Inc., Class A*	25,800	2,049,810
Unifi, Inc.*	436	10,185
VF Corp.	26,400	5,254,920
Wolverine World Wide, Inc.	21,100	1,228,653

		46,966,904

Total Consumer Discretionary		705,279,708

Consumer Staples (8.6%)
Beverages (1.8%)
Beam, Inc.	49,350	3,190,478
Boston Beer Co., Inc., Class A*	2,300	561,683
Brown-Forman Corp., Class B	42,400	2,888,712
Coca-Cola Co.	1,074,540	40,703,575
Coca-Cola Enterprises, Inc.	81,300	3,269,073
Constellation Brands, Inc., Class A*	48,800	2,801,120
Dr. Pepper Snapple Group, Inc.	60,810	2,725,504
Molson Coors Brewing Co., Class B	39,750	1,992,668
Monster Beverage Corp.*	44,100	2,304,225
PepsiCo, Inc.	431,490	34,303,455

		94,740,493

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	9,800	720,300
Costco Wholesale Corp.	125,150	14,407,268
CVS Caremark Corp.	347,510	19,721,192
Fresh Market, Inc.*	11,700	553,527
Harris Teeter Supermarkets, Inc.	14,500	713,255
Kroger Co.	147,610	5,954,587
Pricesmart, Inc.	4,100	390,484
Rite Aid Corp.*	190,700	907,732
Safeway, Inc.	68,840	2,202,192
SUPERVALU, Inc.*	57,400	472,402
Sysco Corp.	166,350	5,294,921
United Natural Foods, Inc.*	13,800	927,636
Walgreen Co.	268,980	14,471,124
Wal-Mart Stores, Inc.	449,320	33,231,707
Whole Foods Market, Inc.	105,300	6,160,050

		106,128,377

Food Products (1.6%)
Archer-Daniels-Midland Co.	186,360	6,865,502
B&G Foods, Inc.	9,600	331,680
Bunge Ltd.	45,980	3,490,342
Campbell Soup Co.	49,800	2,027,358
ConAgra Foods, Inc.	126,450	3,836,493
Darling International, Inc.*	32,100	679,236
Dean Foods Co.*	32,500	627,250
Flowers Foods, Inc.	64,800	1,389,312
General Mills, Inc.	181,000	8,673,520
Green Mountain Coffee Roasters, Inc.*	41,766	3,146,233
Hain Celestial Group, Inc.*	10,600	817,472
Hershey Co.	45,150	4,176,375
Hillshire Brands Co.	36,900	1,134,306
Hormel Foods Corp.	40,000	1,684,800
Ingredion, Inc.	23,600	1,561,612
J.M. Smucker Co.	30,327	3,185,548
Kellogg Co.	73,500	4,316,655
Kraft Foods Group, Inc.	172,736	9,058,276
Lancaster Colony Corp.	4,100	320,989
McCormick & Co., Inc. (Non-Voting)	41,750	2,701,225
Mead Johnson Nutrition Co.	61,600	4,574,416
Mondelez International, Inc., Class A	497,910	15,644,332
Post Holdings, Inc.*	7,300	294,701
Sanderson Farms, Inc.	6,600	430,584
TreeHouse Foods, Inc.*	10,000	668,300
Tyson Foods, Inc., Class A	79,200	2,239,776
WhiteWave Foods Co., Class A*	39,703	792,869

		84,669,162

Household Products (1.7%)
Church & Dwight Co., Inc.	40,600	2,438,030
Clorox Co.	38,950	3,182,994
Colgate-Palmolive Co.	264,720	15,697,896
Energizer Holdings, Inc.	20,850	1,900,478
Kimberly-Clark Corp.	109,200	10,288,824
Procter & Gamble Co.	769,980	58,202,788

		91,711,010

Personal Products (0.2%)
Avon Products, Inc.	123,850	2,551,310
Estee Lauder Cos., Inc., Class A	68,200	4,767,180
Herbalife Ltd.	24,100	1,681,457
Nu Skin Enterprises, Inc., Class A	15,500	1,483,970
Prestige Brands Holdings, Inc.*	14,500	436,740

		10,920,657

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (1.3%)
Altria Group, Inc.	570,190	$19,586,026
Lorillard, Inc.	107,250	4,802,655
Philip Morris International, Inc.	456,330	39,513,615
Reynolds American, Inc.	95,900	4,678,002

		68,580,298

Total Consumer Staples		456,749,997

Energy (9.4%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	17,200	946,688
Baker Hughes, Inc.	126,684	6,220,184
Bristow Group, Inc.	11,000	800,360
Cameron International Corp.*	73,850	4,310,624
CARBO Ceramics, Inc.	6,000	594,660
Diamond Offshore Drilling, Inc.	23,210	1,446,447
Dresser-Rand Group, Inc.*	26,400	1,647,360
Dril-Quip, Inc.*	12,800	1,468,800
Era Group, Inc.*	7,700	209,286
Exterran Holdings, Inc.*	19,800	545,886
FMC Technologies, Inc.*	71,300	3,951,446
Forum Energy Technologies, Inc.*	4,600	124,246
Geospace Technologies Corp.*	2,600	219,180
Halliburton Co.	264,530	12,737,120
Helix Energy Solutions Group, Inc.*	36,700	931,079
Helmerich & Payne, Inc.	28,600	1,971,970
Hornbeck Offshore Services, Inc.*	10,200	585,888
McDermott International, Inc.*	84,700	629,321
Nabors Industries Ltd.	99,790	1,602,627
National Oilwell Varco, Inc.	120,080	9,379,449
Oceaneering International, Inc.	33,600	2,729,664
Oil States International, Inc.*	18,900	1,955,394
Patterson-UTI Energy, Inc.	45,900	981,342
Rowan Cos., plc, Class A*	43,300	1,589,976
RPC, Inc.	12,700	196,469
Schlumberger Ltd.	370,955	32,777,584
SEACOR Holdings, Inc.	8,500	768,740
Seadrill Ltd.	100,300	4,521,524
Superior Energy Services, Inc.*	56,171	1,406,522
Tidewater, Inc.	19,600	1,162,084
Unit Corp.*	20,200	939,098

		99,351,018

Oil, Gas & Consumable Fuels (7.5%)
Anadarko Petroleum Corp.	144,380	13,425,896
Apache Corp.	111,180	9,465,865
Berry Petroleum Co., Class A	23,500	1,013,555
Bonanza Creek Energy, Inc.*	100	4,826
Cabot Oil & Gas Corp.	123,400	4,605,288
Cheniere Energy, Inc.*	68,500	2,338,590
Chesapeake Energy Corp.	164,510	4,257,519
Chevron Corp.	540,900	65,719,350
Cimarex Energy Co.	24,260	2,338,664
Cobalt International Energy, Inc.*	78,200	1,944,052
Concho Resources, Inc.*	33,100	3,601,611
ConocoPhillips Co.	347,076	24,125,253
CONSOL Energy, Inc.	68,950	2,320,167
Continental Resources, Inc.*	11,600	1,244,216
Delek U.S. Holdings, Inc.	9,000	189,810
Denbury Resources, Inc.*	117,659	2,166,102
Devon Energy Corp.	118,830	6,863,621
Diamondback Energy, Inc.*	4,100	174,824
Energen Corp.	20,400	1,558,356
Energy XXI Bermuda Ltd.	24,700	745,940
EOG Resources, Inc.	77,900	13,186,912
EQT Corp.	42,700	3,788,344
EXCO Resources, Inc.	10,500	70,770
Exxon Mobil Corp.#	1,240,665	106,746,817
Golar LNG Ltd.	13,200	497,244
Gulfport Energy Corp.*	22,300	1,434,782
Hess Corp.	90,520	7,000,817
HollyFrontier Corp.	63,132	2,658,489
Kinder Morgan, Inc.	188,020	6,687,871
Kodiak Oil & Gas Corp.*	68,900	830,934
Kosmos Energy Ltd.*	18,800	193,264
Laredo Petroleum Holdings, Inc.*	4,700	139,496
Marathon Oil Corp.	201,190	7,017,507
Marathon Petroleum Corp.	92,195	5,929,982
Murphy Oil Corp.	58,620	3,535,958
Newfield Exploration Co.*	49,650	1,358,920
Noble Energy, Inc.	101,760	6,818,938
Oasis Petroleum, Inc.*	24,900	1,223,337
Occidental Petroleum Corp.	228,660	21,388,856
PDC Energy, Inc.*	8,800	523,952
Peabody Energy Corp.	78,700	1,357,575
Phillips 66	172,788	9,990,602
Pioneer Natural Resources Co.	38,650	7,297,120
QEP Resources, Inc.	53,400	1,478,646
Range Resources Corp.	49,850	3,783,117
Rosetta Resources, Inc.*	19,900	1,083,754
SandRidge Energy, Inc.*	141,444	828,862
Scorpio Tankers, Inc.	45,900	447,984
SemGroup Corp., Class A	9,800	558,796
Ship Finance International Ltd.	5,200	79,404
SM Energy Co.	20,900	1,613,271
Southwestern Energy Co.*	106,950	3,890,841
Spectra Energy Corp.	198,900	6,808,347
Stone Energy Corp.*	13,900	450,777
Targa Resources Corp.	9,000	656,640
Teekay Corp.	10,600	453,150
Tesoro Corp.	43,310	1,904,774
Ultra Petroleum Corp.*	57,500	1,182,775
Valero Energy Corp.	162,530	5,550,400
Western Refining, Inc.	17,900	537,716
Whiting Petroleum Corp.*	34,800	2,082,780
Williams Cos., Inc.	201,100	7,311,996
World Fuel Services Corp.	27,400	1,022,294
WPX Energy, Inc.*	64,033	1,233,276

		400,741,592

Total Energy		500,092,610

Financials (17.3%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	15,940	2,911,282
American Capital Ltd.*	94,205	1,295,319
Ameriprise Financial, Inc.	60,560	5,515,805
Apollo Investment Corp.	65,308	532,260
Ares Capital Corp.	70,900	1,225,861
Artisan Partners Asset Management, Inc.	2,000	104,720
Bank of New York Mellon Corp.	329,450	9,946,095
BGC Partners, Inc., Class A	15,800	89,270
BlackRock Kelso Capital Corp.	9,200	87,308
BlackRock, Inc.	37,910	10,259,204
Charles Schwab Corp.	318,234	6,727,467
Cohen & Steers, Inc.	11,400	402,534
Cowen Group, Inc., Class A*	4,520	15,594
E*TRADE Financial Corp.*	83,210	1,372,965
Eaton Vance Corp.	34,740	1,348,954
Evercore Partners, Inc., Class A	10,600	521,838
Federated Investors, Inc., Class B	36,800	999,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Street Finance Corp.	5,500	$56,595
Financial Engines, Inc.	13,900	826,216
Franklin Resources, Inc.	121,890	6,161,539
GAMCO Investors, Inc., Class A	500	37,965
GFI Group, Inc.	620	2,449
Goldman Sachs Group, Inc.	130,100	20,583,121
Golub Capital BDC, Inc.	5,700	98,838
Greenhill & Co., Inc.	7,500	374,100
Hercules Technology Growth Capital, Inc.	3,300	50,325
HFF, Inc., Class A	2,000	50,100
Invesco Ltd.	126,200	4,025,780
KCG Holdings, Inc., Class A*	4,326	37,506
Lazard Ltd., Class A	34,700	1,249,894
Legg Mason, Inc.	42,550	1,422,872
LPL Financial Holdings, Inc.	10,900	417,579
Main Street Capital Corp.	3,600	107,748
Morgan Stanley	432,273	11,649,757
Northern Trust Corp.	65,350	3,554,387
PennantPark Investment Corp.	9,200	103,592
Piper Jaffray Cos., Inc.*	7,900	270,891
Prospect Capital Corp.	57,900	647,322
Raymond James Financial, Inc.	37,500	1,562,625
SEI Investments Co.	42,150	1,302,857
Solar Capital Ltd.	2,800	62,076
State Street Corp.	133,350	8,767,763
Stifel Financial Corp.*	15,339	632,274
SWS Group, Inc.*	1,820	10,156
T. Rowe Price Group, Inc.	77,780	5,594,715
TD Ameritrade Holding Corp.	67,936	1,778,564
Triangle Capital Corp.	3,000	88,110
Virtus Investment Partners, Inc.*	191	31,064
Waddell & Reed Financial, Inc., Class A	32,120	1,653,538
Walter Investment Management Corp.*	2,608	103,120
WisdomTree Investments, Inc.*	7,900	91,719

		116,763,121

Commercial Banks (3.0%)
1st Source Corp.	400	10,768
Associated Banc-Corp.	65,400	1,013,046
BancFirst Corp.	8,600	465,002
Banco Latinoamericano de Comercio Exterior S.A., Class E	1,700	42,364
BancorpSouth, Inc.	31,550	629,107
Bank of Hawaii Corp.	12,700	691,515
Bank of the Ozarks, Inc.	8,700	417,513
BankUnited, Inc.	15,300	477,207
Banner Corp.	1,600	61,056
BB&T Corp.	199,150	6,721,312
BBCN Bancorp, Inc.	4,100	56,416
BOK Financial Corp.	9,150	579,653
Boston Private Financial Holdings, Inc.	7,800	86,580
Capital Bank Financial Corp., Class A*	2,800	61,460
CapitalSource, Inc.	55,680	661,478
Cathay General Bancorp	21,630	505,493
Central Pacific Financial Corp.	2,100	37,170
Chemical Financial Corp.	500	13,960
CIT Group, Inc.*	65,000	3,170,050
City Holding Co.	10,630	459,641
City National Corp./California	17,200	1,146,552
CoBiz Financial, Inc.	190	1,835
Columbia Banking System, Inc.	3,060	75,582
Comerica, Inc.	53,000	2,083,430
Commerce Bancshares, Inc./Missouri	30,325	1,328,538
Community Bank System, Inc.	13,100	446,972
Cullen/Frost Bankers, Inc.	17,300	1,220,515
CVB Financial Corp.	7,400	100,048
East West Bancorp, Inc.	39,500	1,262,025
F.N.B. Corp./Pennsylvania	48,700	590,731
Fifth Third Bancorp	248,250	4,478,430
First BanCorp/Puerto Rico*	8,400	47,712
First Busey Corp.	22,500	117,225
First Citizens BancShares, Inc./North Carolina, Class A	2,200	452,320
First Commonwealth Financial Corp.	29,900	226,941
First Financial Bancorp	3,700	56,129
First Financial Bankshares, Inc.	9,400	552,908
First Financial Corp./Indiana	10,400	328,328
First Financial Holdings, Inc.	800	44,128
First Horizon National Corp.	68,162	749,100
First Interstate Bancsystem, Inc.	2,000	48,300
First Midwest Bancorp, Inc./Illinois	17,100	258,381
First Niagara Financial Group, Inc.	122,945	1,274,940
First Republic Bank/California	31,800	1,482,834
FirstMerit Corp.	47,495	1,031,116
Fulton Financial Corp.	75,000	876,000
Glacier Bancorp, Inc.	24,600	607,866
Hancock Holding Co.	24,124	757,011
Home BancShares, Inc./Arkansas	2,000	60,740
Huntington Bancshares, Inc./Ohio	270,900	2,237,634
IBERIABANK Corp.	8,400	435,708
Independent Bank Corp./Massachusetts	700	24,990
International Bancshares Corp.	3,500	75,705
Investors Bancorp, Inc.	3,300	72,204
KeyCorp	258,600	2,948,040
M&T Bank Corp.	38,457	4,304,107
MainSource Financial Group, Inc.	240	3,646
MB Financial, Inc.	15,700	443,368
National Bank Holdings Corp., Class A	3,700	75,998
National Penn Bancshares, Inc.	43,400	436,170
NBT Bancorp, Inc.	16,500	379,170
OFG Bancorp	3,100	50,189
Old National Bancorp/Indiana	28,300	401,860
Park National Corp.	400	31,632
Pinnacle Financial Partners, Inc.*	14,400	429,264
PNC Financial Services Group, Inc.	152,818	11,071,664
Popular, Inc.*	38,050	998,052
PrivateBancorp, Inc.	9,200	196,880
Prosperity Bancshares, Inc.	15,900	983,256
Regions Financial Corp.	401,200	3,715,112
Renasant Corp.	900	24,453
S&T Bancorp, Inc.	12,500	302,750
Sandy Spring Bancorp, Inc.	10	233
Signature Bank/New York*	14,900	1,363,648
Simmons First National Corp., Class A	30	933
Sterling Bancorp/New York	90	1,236
SunTrust Banks, Inc.	157,550	5,107,771
Susquehanna Bancshares, Inc.	58,700	736,685
SVB Financial Group*	13,400	1,157,358
Synovus Financial Corp.	296,100	977,130
TCF Financial Corp.	56,950	813,246
Texas Capital Bancshares, Inc.*	12,000	551,640
Tompkins Financial Corp.	9,239	427,027
TowneBank/Virginia	18,579	267,909

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Trico Bancshares	50	$1,139
Trustmark Corp.	23,350	597,760
U.S. Bancorp/Minnesota	524,990	19,204,134
UMB Financial Corp.	10,600	576,004
Umpqua Holdings Corp.	27,590	447,510
United Bankshares, Inc./West Virginia	14,100	408,618
Valley National Bancorp	71,829	714,699
ViewPoint Financial Group, Inc.	2,600	53,742
Webster Financial Corp.	25,700	656,121
Wells Fargo & Co.	1,356,319	56,043,101
WesBanco, Inc.	15,600	463,788
Westamerica Bancorp	1,900	94,506
Western Alliance Bancorp*	4,000	75,720
Wintrust Financial Corp.	11,100	455,877
Zions Bancorp	64,500	1,768,590

		160,475,405

Consumer Finance (0.8%)
American Express Co.	268,956	20,311,557
Capital One Financial Corp.	165,770	11,395,030
Cash America International, Inc.	8,300	375,824
Credit Acceptance Corp.*	3,000	332,430
DFC Global Corp.*	6,010	66,050
Discover Financial Services	137,770	6,962,896
Encore Capital Group, Inc.*	4,600	210,956
EZCORP, Inc., Class A*	14,100	238,008
First Cash Financial Services, Inc.*	8,800	509,960
Green Dot Corp., Class A*	12,800	337,024
Nelnet, Inc., Class A	2,800	107,660
Portfolio Recovery Associates, Inc.*	17,400	1,042,956
SLM Corp.	134,884	3,358,611
World Acceptance Corp.*	600	53,952

		45,302,914

Diversified Financial Services (3.2%)
Bank of America Corp.	3,028,592	41,794,570
CBOE Holdings, Inc.	27,200	1,230,256
Citigroup, Inc.	854,872	41,469,841
CME Group, Inc./Illinois	89,965	6,646,614
ING US, Inc.	21,300	622,173
Interactive Brokers Group, Inc., Class A	22,340	419,322
IntercontinentalExchange, Inc.*	21,450	3,891,459
JPMorgan Chase & Co.	1,061,825	54,885,734
Leucadia National Corp.	91,388	2,489,409
MarketAxess Holdings, Inc.	10,860	652,034
McGraw Hill Financial, Inc.	80,830	5,301,640
Moody’s Corp.	56,650	3,984,194
MSCI, Inc.*	36,334	1,462,807
NASDAQ OMX Group, Inc.	40,300	1,293,227
NewStar Financial, Inc.*	500	9,135
NYSE Euronext	78,850	3,310,123
PICO Holdings, Inc.*	60	1,300

		169,463,838

Insurance (4.3%)
ACE Ltd.	96,600	9,037,896
Aflac, Inc.	132,350	8,204,376
Alleghany Corp.*	4,754	1,947,476
Allied World Assurance Co. Holdings AG	12,580	1,250,326
Allstate Corp.	133,040	6,725,172
American Equity Investment Life Holding Co.	3,100	65,782
American Financial Group, Inc./Ohio	23,830	1,288,250
American International Group, Inc.	419,036	20,377,721
American National Insurance Co.	4,500	441,180
AMERISAFE, Inc.	1,740	61,787
Amtrust Financial Services, Inc.	10,736	419,348
Aon plc	89,278	6,645,854
Arch Capital Group Ltd.*	43,600	2,360,068
Argo Group International Holdings Ltd.	1,200	51,456
Arthur J. Gallagher & Co.	39,500	1,724,175
Aspen Insurance Holdings Ltd.	29,270	1,062,208
Assurant, Inc.	24,600	1,330,860
Assured Guaranty Ltd.	49,500	928,125
Axis Capital Holdings Ltd.	34,070	1,475,572
Berkshire Hathaway, Inc., Class B*	505,585	57,388,953
Brown & Brown, Inc.	35,300	1,133,130
Chubb Corp.	73,560	6,565,966
Cincinnati Financial Corp.	48,520	2,288,203
CNA Financial Corp.	11,400	435,252
CNO Financial Group, Inc.	84,000	1,209,600
EMC Insurance Group, Inc.	30	905
Employers Holdings, Inc.	1,300	38,662
Endurance Specialty Holdings Ltd.	11,700	628,524
Enstar Group Ltd.*	600	81,960
Erie Indemnity Co., Class A	10,800	782,676
Everest Reinsurance Group Ltd.	15,600	2,268,396
FBL Financial Group, Inc., Class A	990	44,451
Fidelity National Financial, Inc., Class A	67,900	1,806,140
First American Financial Corp.	39,300	956,955
Genworth Financial, Inc., Class A*	142,000	1,816,180
Global Indemnity plc*	180	4,583
Greenlight Capital Reinsurance Ltd., Class A*	2,000	56,880
Hanover Insurance Group, Inc.	10,690	591,371
Hartford Financial Services Group, Inc.	134,010	4,170,391
HCC Insurance Holdings, Inc.	37,580	1,646,756
Hilltop Holdings, Inc.*	700	12,950
Horace Mann Educators Corp.	2,100	59,598
Infinity Property & Casualty Corp.	500	32,300
Kemper Corp.	16,500	554,400
Lincoln National Corp.	77,550	3,256,324
Loews Corp.	87,192	4,075,354
Maiden Holdings Ltd.	3,200	37,792
Markel Corp.*	4,060	2,102,146
Marsh & McLennan Cos., Inc.	153,850	6,700,168
MBIA, Inc.*	48,900	500,247
Mercury General Corp.	7,500	362,325
MetLife, Inc.	255,260	11,984,457
Montpelier Reinsurance Holdings Ltd.	1,100	28,655
National Interstate Corp.	10	278
National Western Life Insurance Co., Class A	2,100	423,717
Navigators Group, Inc.*	500	28,885
Old Republic International Corp.	99,094	1,526,048
OneBeacon Insurance Group Ltd., Class A	22,200	327,672
PartnerReinsurance Ltd.	18,260	1,671,520
Phoenix Cos., Inc.*	3,840	148,493
Platinum Underwriters Holdings Ltd.	14,700	878,031
Primerica, Inc.	14,700	592,998
Principal Financial Group, Inc.	86,700	3,712,494
ProAssurance Corp.	19,000	856,140
Progressive Corp.	168,300	4,582,809
Protective Life Corp.	27,900	1,187,145
Prudential Financial, Inc.	131,731	10,272,383
Reinsurance Group of America, Inc.	26,010	1,742,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
RenaissanceReinsurance Holdings Ltd.	15,500	$1,403,215
RLI Corp.	8,140	711,599
Safety Insurance Group, Inc.	500	26,485
Selective Insurance Group, Inc.	3,500	85,750
StanCorp Financial Group, Inc.	12,780	703,156
State Auto Financial Corp.	670	14,030
Stewart Information Services Corp.	250	7,998
Symetra Financial Corp.	21,300	379,566
Torchmark Corp.	27,270	1,972,985
Tower Group International Ltd.	4,800	33,600
Travelers Cos., Inc.	106,870	9,059,370
United Fire Group, Inc.	800	24,376
Unum Group	85,800	2,611,752
Validus Holdings Ltd.	38,558	1,425,875
W. R. Berkley Corp.	38,000	1,628,680
White Mountains Insurance Group Ltd.	1,700	964,954
XL Group plc	91,270	2,812,941

		230,837,637

Real Estate Investment Trusts (REITs) (3.3%)
Acadia Realty Trust (REIT)	9,800	241,864
Alexander’s, Inc. (REIT)	200	57,224
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,179,948
American Assets Trust, Inc. (REIT)	3,500	106,785
American Campus Communities, Inc. (REIT)	28,300	966,445
American Capital Agency Corp. (REIT)	115,700	2,611,349
American Capital Mortgage Investment Corp. (REIT)	900	17,784
American Realty Capital Properties, Inc. (REIT)	43,700	533,140
American Residential Properties, Inc. (REIT)*	4,700	82,767
American Tower Corp. (REIT)	115,500	8,562,015
Annaly Capital Management, Inc. (REIT)	289,958	3,357,714
Anworth Mortgage Asset Corp. (REIT)	22,700	109,641
Apartment Investment & Management Co. (REIT), Class A	43,188	1,206,673
Apollo Commercial Real Estate Finance, Inc. (REIT)	5,700	87,039
ARMOUR Residential REIT, Inc. (REIT)	104,400	438,480
Ashford Hospitality Trust, Inc. (REIT)	7,100	87,614
Associated Estates Realty Corp. (REIT)	2,100	31,311
AvalonBay Communities, Inc. (REIT)	36,749	4,670,430
Aviv REIT, Inc. (REIT)	3,200	72,960
BioMed Realty Trust, Inc. (REIT)	49,800	925,782
Boston Properties, Inc. (REIT)	45,670	4,882,123
Brandywine Realty Trust (REIT)	51,000	672,180
BRE Properties, Inc. (REIT)	24,160	1,226,362
Camden Property Trust (REIT)	24,880	1,528,627
Campus Crest Communities, Inc. (REIT)	6,500	70,200
CapLease, Inc. (REIT)	44,400	376,956
Capstead Mortgage Corp. (REIT)	28,400	334,268
CBL & Associates Properties, Inc. (REIT)	47,891	914,718
Chambers Street Properties (REIT) .	70,700	620,746
Chesapeake Lodging Trust (REIT)	3,600	84,744
Chimera Investment Corp. (REIT)	360,700	1,096,528
Colonial Properties Trust (REIT)	23,100	519,519
Colony Financial, Inc. (REIT)	19,100	381,618
CommonWealth REIT (REIT)	33,000	723,030
CoreSite Realty Corp. (REIT)	3,200	108,608
Corporate Office Properties Trust/Maryland (REIT)	24,809	573,088
Corrections Corp. of America (REIT)	34,743	1,200,371
Cousins Properties, Inc. (REIT)	29,413	302,660
CubeSmart (REIT)	39,700	708,248
CYS Investments, Inc. (REIT)	7,500	60,975
DCT Industrial Trust, Inc. (REIT)	91,400	657,166
DDR Corp. (REIT)	84,708	1,330,763
DiamondRock Hospitality Co. (REIT)	58,300	622,061
Digital Realty Trust, Inc. (REIT)	37,589	1,995,976
Douglas Emmett, Inc. (REIT)	53,300	1,250,951
Duke Realty Corp. (REIT)	84,800	1,309,312
DuPont Fabros Technology, Inc. (REIT)	17,600	453,552
EastGroup Properties, Inc. (REIT)	12,100	716,441
EPR Properties (REIT)	14,840	723,302
Equity Lifestyle Properties, Inc. (REIT)	21,800	744,906
Equity One, Inc. (REIT)	17,800	389,108
Equity Residential (REIT)	102,187	5,474,158
Essex Property Trust, Inc. (REIT)	11,300	1,669,010
Excel Trust, Inc. (REIT)	2,900	34,800
Extra Space Storage, Inc. (REIT)	33,000	1,509,750
Federal Realty Investment Trust (REIT)	21,280	2,158,856
FelCor Lodging Trust, Inc. (REIT)*	13,800	85,008
First Industrial Realty Trust, Inc. (REIT)	29,500	479,965
First Potomac Realty Trust (REIT)	7,100	89,247
Franklin Street Properties Corp. (REIT)	11,900	151,606
General Growth Properties, Inc. (REIT)	164,507	3,173,340
GEO Group, Inc. (REIT)	24,883	827,360
Getty Realty Corp. (REIT)	900	17,487
Glimcher Realty Trust (REIT)	44,100	429,975
Government Properties Income Trust (REIT)	16,900	404,417
Hatteras Financial Corp. (REIT)	30,000	561,300
HCP, Inc. (REIT)	136,497	5,589,552
Health Care REIT, Inc. (REIT)	78,717	4,910,366
Healthcare Realty Trust, Inc. (REIT)	23,600	545,396
Healthcare Trust of America, Inc. (REIT), Class A	12,200	128,344
Hersha Hospitality Trust (REIT)	44,800	250,432
Highwoods Properties, Inc. (REIT)	29,530	1,042,704
Home Properties, Inc. (REIT)	13,610	785,977
Hospitality Properties Trust (REIT) .	43,400	1,228,220
Host Hotels & Resorts, Inc. (REIT)	223,313	3,945,941
Hudson Pacific Properties, Inc. (REIT)	4,900	95,305
Inland Real Estate Corp. (REIT)	39,600	405,108
Invesco Mortgage Capital, Inc. (REIT)	38,200	587,898
Investors Real Estate Trust (REIT)	34,200	282,150
iStar Financial, Inc. (REIT)*	2,900	34,916
Kilroy Realty Corp. (REIT)	21,800	1,088,910
Kimco Realty Corp. (REIT)	118,722	2,395,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LaSalle Hotel Properties (REIT)	37,300	$1,063,796
Lexington Realty Trust (REIT)	45,500	510,965
Liberty Property Trust (REIT)	32,252	1,148,171
LTC Properties, Inc. (REIT)	9,000	341,820
Macerich Co. (REIT)	42,184	2,380,865
Mack-Cali Realty Corp. (REIT)	31,539	691,966
Medical Properties Trust, Inc. (REIT)	42,800	520,876
MFA Financial, Inc. (REIT)	120,050	894,372
Mid-America Apartment Communities, Inc. (REIT)	11,400	712,500
National Health Investors, Inc. (REIT)	7,000	398,230
National Retail Properties, Inc. (REIT)	38,290	1,218,388
New Residential Investment Corp. (REIT)	71,800	475,316
NorthStar Realty Finance Corp. (REIT)	48,100	446,368
Omega Healthcare Investors, Inc. (REIT)	35,140	1,049,632
Parkway Properties, Inc./Maryland (REIT)	6,800	120,836
Pebblebrook Hotel Trust (REIT)	16,400	470,844
Pennsylvania Real Estate Investment Trust (REIT)	8,900	166,430
PennyMac Mortgage Investment Trust (REIT)	18,000	408,240
Piedmont Office Realty Trust, Inc. (REIT), Class A	58,600	1,017,296
Plum Creek Timber Co., Inc. (REIT)	51,914	2,431,133
Post Properties, Inc. (REIT)	18,200	819,364
Potlatch Corp. (REIT)	14,200	563,456
Prologis, Inc. (REIT)	137,764	5,182,682
PS Business Parks, Inc. (REIT)	5,900	440,258
Public Storage (REIT)	41,902	6,727,366
Ramco-Gershenson Properties Trust (REIT)	6,100	94,001
Rayonier, Inc. (REIT)	40,425	2,249,651
Realty Income Corp. (REIT)	60,028	2,386,113
Redwood Trust, Inc. (REIT)	23,900	470,591
Regency Centers Corp. (REIT)	31,486	1,522,348
Resource Capital Corp. (REIT)	12,300	73,062
Retail Opportunity Investments Corp. (REIT)	7,200	99,504
Retail Properties of America, Inc. (REIT), Class A	26,900	369,875
RLJ Lodging Trust (REIT)	33,200	779,868
Rouse Properties, Inc. (REIT)	7,668	157,807
Ryman Hospitality Properties, Inc. (REIT)	10,751	371,017
Sabra Health Care REIT, Inc. (REIT)	7,300	167,973
Saul Centers, Inc. (REIT)	500	23,125
Select Income REIT (REIT)	2,200	56,760
Senior Housing Properties Trust (REIT)	54,290	1,267,129
Silver Bay Realty Trust Corp. (REIT)	12,508	195,875
Simon Property Group, Inc. (REIT)	88,759	13,156,746
SL Green Realty Corp. (REIT)	27,800	2,469,752
Sovran Self Storage, Inc. (REIT)	6,900	522,192
Spirit Realty Capital, Inc. (REIT)	104,667	960,843
STAG Industrial, Inc. (REIT)	2,600	52,312
Strategic Hotels & Resorts, Inc. (REIT)*	53,000	460,040
Summit Hotel Properties, Inc. (REIT)	4,200	38,598
Sun Communities, Inc. (REIT)	8,600	366,532
Sunstone Hotel Investors, Inc. (REIT)	37,100	472,654
Tanger Factory Outlet Centers (REIT)	29,500	963,175
Taubman Centers, Inc. (REIT)	20,600	1,386,586
Two Harbors Investment Corp. (REIT)	86,200	837,002
UDR, Inc. (REIT)	77,036	1,825,753
Urstadt Biddle Properties, Inc. (REIT), Class A	1,000	19,880
Ventas, Inc. (REIT)	84,335	5,186,602
Vornado Realty Trust (REIT)	52,547	4,417,101
Washington Real Estate Investment Trust (REIT)	24,370	615,830
Weingarten Realty Investors (REIT)	36,986	1,084,799
Weyerhaeuser Co. (REIT)	161,233	4,616,101
WP Carey, Inc. (REIT)	16,300	1,054,610

		173,302,357

Real Estate Management & Development (0.2%)
Alexander & Baldwin, Inc.*	16,780	604,416
AV Homes, Inc.*	70	1,222
CBRE Group, Inc., Class A*	79,250	1,833,052
Forest City Enterprises, Inc., Class A*	50,700	960,258
Forestar Group, Inc.*	4,160	89,565
Howard Hughes Corp.*	11,200	1,258,544
Jones Lang LaSalle, Inc.	16,500	1,440,450
Kennedy-Wilson Holdings, Inc.	5,300	98,368
Realogy Holdings Corp.*	34,100	1,466,982
St. Joe Co.*	20,000	392,400
Tejon Ranch Co.*	600	18,504

		8,163,761

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	32,000	398,080
Bank Mutual Corp.	36,100	226,347
Beneficial Mutual Bancorp, Inc.*	35,300	351,941
Berkshire Hills Bancorp, Inc.	900	22,599
BofI Holding, Inc.*	1,400	90,804
Brookline Bancorp, Inc.	34,700	326,527
Capitol Federal Financial, Inc.	56,786	705,850
Dime Community Bancshares, Inc.	27,100	451,215
Doral Financial Corp.*	2,850	54,378
EverBank Financial Corp.	14,000	209,720
Flagstar Bancorp, Inc.*	5,400	79,704
Home Loan Servicing Solutions Ltd.	14,000	308,140
Hudson City Bancorp, Inc.	178,590	1,616,239
Kearny Financial Corp.*	36,700	375,074
MGIC Investment Corp.*	75,800	551,824
Nationstar Mortgage Holdings, Inc.*	200	11,246
New York Community Bancorp, Inc.	134,950	2,039,095
Northfield Bancorp, Inc./New Jersey	3,300	40,062
Northwest Bancshares, Inc.	33,000	436,260
OceanFirst Financial Corp.	40	676
Ocwen Financial Corp.*	32,700	1,823,679
Oritani Financial Corp.	1,900	31,274
People’s United Financial, Inc.	101,400	1,458,132
Provident Financial Services, Inc.	2,000	32,420
Radian Group, Inc.	50,400	702,072
TFS Financial Corp.*	36,000	430,920
TrustCo Bank Corp./New York	32,200	191,912
Walker & Dunlop, Inc.*	2,700	42,957
Washington Federal, Inc.	42,500	878,900

		13,888,047

Total Financials		918,197,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (12.5%)
Biotechnology (2.5%)
ACADIA Pharmaceuticals, Inc.*	22,600	$620,822
Achillion Pharmaceuticals, Inc.*	16,100	48,622
Acorda Therapeutics, Inc.*	13,100	449,068
Aegerion Pharmaceuticals, Inc.*	8,100	694,251
Alexion Pharmaceuticals, Inc.*	55,200	6,412,032
Alkermes plc*	32,800	1,102,736
Alnylam Pharmaceuticals, Inc.*	15,400	985,754
Amgen, Inc.	212,839	23,825,198
Arena Pharmaceuticals, Inc.*	61,400	323,578
ARIAD Pharmaceuticals, Inc.*	53,700	988,080
Biogen Idec, Inc.*	67,360	16,217,593
BioMarin Pharmaceutical, Inc.*	39,500	2,852,690
Celgene Corp.*	118,400	18,225,312
Celldex Therapeutics, Inc.*	27,100	960,153
Cepheid, Inc.*	14,400	562,176
Clovis Oncology, Inc.*	6,500	395,070
Cubist Pharmaceuticals, Inc.*	23,500	1,493,425
Exact Sciences Corp.*	19,800	233,838
Exelixis, Inc.*	19,400	112,908
Genomic Health, Inc.*	10,800	330,264
Gilead Sciences, Inc.*	428,500	26,926,940
Halozyme Therapeutics, Inc.*	35,200	388,608
Idenix Pharmaceuticals, Inc.*	24,700	128,687
ImmunoGen, Inc.*	17,300	294,446
Incyte Corp.*	29,200	1,113,980
Infinity Pharmaceuticals, Inc.*	11,100	193,695
Intercept Pharmaceuticals, Inc.*	1,400	96,642
Ironwood Pharmaceuticals, Inc.*	30,400	360,240
Isis Pharmaceuticals, Inc.*	31,900	1,197,526
Lexicon Pharmaceuticals, Inc.*	15,200	36,024
Ligand Pharmaceuticals, Inc., Class B*	1,600	69,248
Medivation, Inc.*	20,600	1,234,764
MiMedx Group, Inc.*	4,700	19,599
Momenta Pharmaceuticals, Inc.*	4,500	64,755
Myriad Genetics, Inc.*	25,650	602,775
Neurocrine Biosciences, Inc.*	9,100	103,012
NPS Pharmaceuticals, Inc.*	21,900	696,639
Onyx Pharmaceuticals, Inc.*	23,500	2,929,745
Opko Health, Inc.*	49,000	431,690
PDL BioPharma, Inc.	29,400	234,318
Pharmacyclics, Inc.*	16,500	2,283,930
Portola Pharmaceuticals, Inc.*	1,900	50,825
Puma Biotechnology, Inc.*	2,600	139,516
Quintiles Transnational Holdings, Inc.*	7,100	318,648
Regeneron Pharmaceuticals, Inc.*	22,300	6,977,001
Sarepta Therapeutics, Inc.*	10,100	477,023
Seattle Genetics, Inc.*	33,200	1,455,156
Synageva BioPharma Corp.*	1,500	94,965
Tesaro, Inc.*	7,400	286,676
Theravance, Inc.*	17,500	715,575
United Therapeutics Corp.*	13,000	1,025,050
Vertex Pharmaceuticals, Inc.*	65,000	4,928,300

		132,709,568

Health Care Equipment & Supplies (2.1%)
Abaxis, Inc.	1,500	63,150
Abbott Laboratories	442,450	14,684,915
ABIOMED, Inc.*	5,400	102,978
Alere, Inc.*	33,150	1,013,395
Align Technology, Inc.*	21,700	1,044,204
Analogic Corp.	700	57,848
ArthroCare Corp.*	1,800	64,044
Baxter International, Inc.	153,180	10,062,394
Becton, Dickinson and Co.	54,240	5,425,085
Boston Scientific Corp.*	382,900	4,495,246
C.R. Bard, Inc.	22,480	2,589,696
Cantel Medical Corp.	1,650	52,553
CareFusion Corp.*	62,400	2,302,560
CONMED Corp.	1,900	64,581
Cooper Cos., Inc.	14,400	1,867,536
Covidien plc	133,500	8,135,490
Cyberonics, Inc.*	8,600	436,364
DENTSPLY International, Inc.	47,700	2,070,657
DexCom, Inc.*	20,100	567,423
Edwards Lifesciences Corp.*	35,600	2,478,828
Endologix, Inc.*	9,700	156,461
Globus Medical, Inc., Class A*	19,300	336,978
Greatbatch, Inc.*	15,000	510,450
Haemonetics Corp.*	21,800	869,384
HeartWare International, Inc.*	4,300	314,803
Hill-Rom Holdings, Inc.	25,930	929,072
Hologic, Inc.*	86,500	1,786,225
ICU Medical, Inc.*	2,100	142,653
IDEXX Laboratories, Inc.*	18,500	1,843,525
Insulet Corp.*	17,800	645,072
Integra LifeSciences Holdings Corp.*	10,300	414,575
Intuitive Surgical, Inc.*	11,700	4,402,359
Masimo Corp.	3,200	85,248
Medtronic, Inc.	288,440	15,359,430
Meridian Bioscience, Inc.	16,100	380,765
Neogen Corp.*	6,600	400,752
NuVasive, Inc.*	12,950	317,146
NxStage Medical, Inc.*	4,700	61,852
Quidel Corp.*	2,900	82,360
ResMed, Inc.	41,700	2,202,594
Sirona Dental Systems, Inc.*	18,900	1,264,977
Spectranetics Corp.*	4,100	68,798
St. Jude Medical, Inc.	82,500	4,425,300
STERIS Corp.	25,760	1,106,650
Stryker Corp.	95,170	6,432,540
Teleflex, Inc.	15,100	1,242,428
Thoratec Corp.*	23,300	868,857
Tornier N.V.*	2,200	42,526
Varian Medical Systems, Inc.*	33,310	2,489,256
Volcano Corp.*	11,800	282,256
West Pharmaceutical Services, Inc.	23,000	946,450
Wright Medical Group, Inc.*	3,400	88,672
Zimmer Holdings, Inc.	51,600	4,238,424

		112,317,785

Health Care Providers & Services (2.2%)
Acadia Healthcare Co., Inc.*	7,800	307,554
Accretive Health, Inc.*	10,200	93,024
Aetna, Inc.	109,797	7,029,204
Air Methods Corp.	12,600	536,760
AmerisourceBergen Corp.	70,300	4,295,330
AMN Healthcare Services, Inc.*	4,000	55,040
Amsurg Corp.*	12,600	500,220
Bio-Reference Labs, Inc.*	5,600	167,328
BioScrip, Inc.*	8,800	77,264
Brookdale Senior Living, Inc.*	32,400	852,120
Capital Senior Living Corp.*	2,100	44,415
Cardinal Health, Inc.	97,000	5,058,550
Catamaran Corp.*	64,992	2,986,382
Centene Corp.*	14,900	953,004
Chemed Corp.	6,500	464,750
Cigna Corp.	79,640	6,121,130
Community Health Systems, Inc.	26,700	1,108,050
DaVita HealthCare Partners, Inc.*	52,200	2,970,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Emeritus Corp.*	4,900	$90,797
Ensign Group, Inc.	1,100	45,221
ExamWorks Group, Inc.*	2,800	72,772
Express Scripts Holding Co.*	228,151	14,095,169
Hanger, Inc.*	1,900	64,144
HCA Holdings, Inc.	76,000	3,249,000
Health Management Associates, Inc., Class A*	94,600	1,210,880
Health Net, Inc.*	32,340	1,025,178
HealthSouth Corp.	24,800	855,104
Henry Schein, Inc.*	26,650	2,763,605
Humana, Inc.	44,700	4,171,851
IPC The Hospitalist Co., Inc.*	1,100	56,111
Kindred Healthcare, Inc.	18,500	248,455
Laboratory Corp. of America Holdings*	29,550	2,929,587
LifePoint Hospitals, Inc.*	14,250	664,478
Magellan Health Services, Inc.*	9,200	551,632
McKesson Corp.	64,280	8,247,124
MEDNAX, Inc.*	14,820	1,487,928
Molina Healthcare, Inc.*	12,900	459,240
MWI Veterinary Supply, Inc.*	4,000	597,440
National Healthcare Corp.	300	14,181
Omnicare, Inc.	29,620	1,643,910
Owens & Minor, Inc.	26,850	928,742
Patterson Cos., Inc.	27,600	1,109,520
PharMerica Corp.*	22,370	296,850
Quest Diagnostics, Inc.	47,030	2,905,984
Select Medical Holdings Corp.	13,600	109,752
Team Health Holdings, Inc.*	19,500	739,830
Tenet Healthcare Corp.*	31,275	1,288,217
Triple-S Management Corp., Class B*	2,500	45,975
UnitedHealth Group, Inc.	289,520	20,732,527
Universal American Corp.	34,700	264,414
Universal Health Services, Inc., Class B	27,280	2,045,727
Vanguard Health Systems, Inc.*	4,000	84,040
VCA Antech, Inc.*	36,850	1,011,901
WellCare Health Plans, Inc.*	14,900	1,039,126
WellPoint, Inc.	85,280	7,130,261

		117,896,978

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	64,450	958,371
athenahealth, Inc.*	11,900	1,291,864
Cerner Corp.*	84,800	4,456,240
HealthStream, Inc.*	1,400	53,032
HMS Holdings Corp.*	28,800	619,488
MedAssets, Inc.*	2,200	55,924
Medidata Solutions, Inc.*	6,800	672,724
Quality Systems, Inc.	13,400	291,182

		8,398,825

Life Sciences Tools & Services (0.7%)
Agilent Technologies, Inc.	102,630	5,259,787
Bio-Rad Laboratories, Inc., Class A*	8,500	999,260
Bruker Corp.*	27,900	576,135
Charles River Laboratories International, Inc.*	12,250	566,685
Covance, Inc.*	16,700	1,443,882
Illumina, Inc.*	37,000	2,990,710
Life Technologies Corp.*	52,893	3,957,983
Luminex Corp.*	2,700	54,000
Mettler-Toledo International, Inc.*	8,600	2,064,774
PAREXEL International Corp.*	22,070	1,108,576
PerkinElmer, Inc.	36,100	1,362,775
QIAGEN N.V.*	79,200	1,694,880
Techne Corp.	11,450	916,687
Thermo Fisher Scientific, Inc.	101,850	9,385,478
Waters Corp.*	26,000	2,761,460

		35,143,072

Pharmaceuticals (4.9%)
AbbVie, Inc.	441,950	19,768,424
Actavis, Inc.*	38,520	5,546,880
Akorn, Inc.*	20,500	403,440
Allergan, Inc.	84,170	7,613,177
Auxilium Pharmaceuticals, Inc.*	12,000	218,760
Bristol-Myers Squibb Co.	466,230	21,577,124
Eli Lilly and Co.	281,410	14,163,365
Endo Health Solutions, Inc.*	31,900	1,449,536
Forest Laboratories, Inc.*	75,730	3,240,487
Hospira, Inc.*	46,750	1,833,535
Impax Laboratories, Inc.*	23,700	486,087
Jazz Pharmaceuticals plc*	12,900	1,186,413
Johnson & Johnson	783,760	67,944,154
Mallinckrodt plc*	16,816	741,417
Medicines Co.*	17,200	576,544
Merck & Co., Inc.	848,290	40,387,087
Mylan, Inc.*	108,150	4,128,086
Nektar Therapeutics*	37,000	386,650
Optimer Pharmaceuticals, Inc.*	8,800	110,880
Pacira Pharmaceuticals, Inc.*	4,900	235,641
Perrigo Co.	27,500	3,392,950
Pfizer, Inc.	1,866,217	53,579,090
Questcor Pharmaceuticals, Inc.	17,700	1,026,600
Salix Pharmaceuticals Ltd.*	21,500	1,437,920
ViroPharma, Inc.*	25,200	990,360
Vivus, Inc.*	11,200	104,384
Warner Chilcott plc, Class A	71,200	1,626,920
Zoetis, Inc.	139,300	4,335,016

		258,490,927

Total Health Care		664,957,155

Industrials (11.3%)
Aerospace & Defense (2.6%)
Alliant Techsystems, Inc.	9,100	887,796
American Science & Engineering, Inc.	6,000	361,860
B/E Aerospace, Inc.*	33,160	2,447,871
Boeing Co.	211,700	24,874,750
Cubic Corp.	7,300	391,864
Curtiss-Wright Corp.	20,100	943,896
DigitalGlobe, Inc.*	15,800	499,596
Engility Holdings, Inc.*	4,661	147,894
Esterline Technologies Corp.*	11,300	902,757
Exelis, Inc.	60,850	955,953
GenCorp, Inc.*	14,600	234,038
General Dynamics Corp.	84,770	7,419,070
HEICO Corp.	16,875	1,143,113
Hexcel Corp.*	29,600	1,148,480
Honeywell International, Inc.	223,300	18,542,832
Huntington Ingalls Industries, Inc.	17,400	1,172,760
L-3 Communications Holdings, Inc.	26,270	2,482,515
Lockheed Martin Corp.	72,960	9,306,048
Moog, Inc., Class A*	18,400	1,079,528
Northrop Grumman Corp.	69,450	6,615,807
Orbital Sciences Corp.*	3,800	80,484
Precision Castparts Corp.	41,070	9,332,747
Raytheon Co.	90,590	6,981,771
Rockwell Collins, Inc.	43,750	2,968,875
Spirit AeroSystems Holdings, Inc., Class A*	47,700	1,156,248

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Taser International, Inc.*	1,760	$26,242
Teledyne Technologies, Inc.*	13,700	1,163,541
Textron, Inc.	82,100	2,266,781
TransDigm Group, Inc.	15,150	2,101,305
Triumph Group, Inc.	12,400	870,728
United Technologies Corp.	256,540	27,660,143

		136,167,293

Air Freight & Logistics (0.7%)
Atlas Air Worldwide Holdings, Inc.*	9,800	451,878
C.H. Robinson Worldwide, Inc.	49,400	2,942,264
Expeditors International of Washington, Inc.	58,600	2,581,916
FedEx Corp.	89,550	10,218,550
Forward Air Corp.	1,300	52,455
Hub Group, Inc., Class A*	11,000	431,530
United Parcel Service, Inc., Class B	203,450	18,589,227
UTi Worldwide, Inc.	34,000	513,740

		35,781,560

Airlines (0.3%)
Alaska Air Group, Inc.	19,900	1,246,138
Allegiant Travel Co.	4,300	453,048
Copa Holdings S.A., Class A	11,600	1,608,572
Delta Air Lines, Inc.	243,050	5,733,550
JetBlue Airways Corp.*	69,900	465,534
SkyWest, Inc.	22,900	332,508
Southwest Airlines Co.	205,000	2,984,800
Spirit Airlines, Inc.*	17,100	586,017
U.S. Airways Group, Inc.*	54,300	1,029,528
United Continental Holdings, Inc.*	97,240	2,986,240

		17,425,935

Building Products (0.2%)
A.O. Smith Corp.	27,300	1,233,960
AAON, Inc.	1,147	30,464
Armstrong World Industries, Inc.*	6,700	368,232
Fortune Brands Home & Security, Inc.	46,150	1,921,224
Insteel Industries, Inc.	1,300	20,930
Lennox International, Inc.	16,510	1,242,543
Masco Corp.	104,600	2,225,888
NCI Building Systems, Inc.*	5,100	64,974
Nortek, Inc.*	500	34,355
Owens Corning, Inc.*	35,170	1,335,757
Ply Gem Holdings, Inc.*	4,900	68,502
Simpson Manufacturing Co., Inc.	13,800	449,466
USG Corp.*	22,500	643,050

		9,639,345

Commercial Services & Supplies (0.6%)
ABM Industries, Inc.	11,600	308,792
ADT Corp.*	61,050	2,482,293
Brink’s Co.	14,300	404,690
Cintas Corp.	28,800	1,474,560
Clean Harbors, Inc.*	16,200	950,292
Copart, Inc.*	37,000	1,176,230
Covanta Holding Corp.	32,000	684,160
Deluxe Corp.	17,000	708,220
G&K Services, Inc., Class A	530	32,007
Healthcare Services Group, Inc.	21,900	564,144
Herman Miller, Inc.	17,400	507,732
HNI Corp.	16,600	600,588
Interface, Inc.	5,200	103,168
Iron Mountain, Inc.	52,970	1,431,249
KAR Auction Services, Inc.	21,600	609,336
Mine Safety Appliances Co.	8,000	412,880
Mobile Mini, Inc.*	4,600	156,676
Pitney Bowes, Inc.	73,420	1,335,510
Quad/Graphics, Inc.	1,900	57,684
R.R. Donnelley & Sons Co.	71,330	1,127,014
Republic Services, Inc.	76,735	2,559,880
Rollins, Inc.	21,000	556,710
Schawk, Inc.	400	5,936
Steelcase, Inc., Class A	10,500	174,510
Stericycle, Inc.*	25,700	2,965,780
Tetra Tech, Inc.*	22,100	572,169
UniFirst Corp.	800	83,536
United Stationers, Inc.	12,100	526,350
Viad Corp.	930	23,203
Waste Connections, Inc.	37,550	1,705,145
Waste Management, Inc.	133,750	5,515,850
West Corp.	2,200	48,774

		29,865,068

Construction & Engineering (0.3%)
AECOM Technology Corp.*	40,800	1,275,816
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	31,625	2,143,226
EMCOR Group, Inc.	25,100	982,163
Fluor Corp.	45,460	3,225,842
Granite Construction, Inc.	11,500	351,900
Jacobs Engineering Group, Inc.*	37,100	2,158,478
KBR, Inc.	48,800	1,592,832
MasTec, Inc.*	18,700	566,610
Primoris Services Corp.	3,800	96,786
Quanta Services, Inc.*	64,850	1,784,023
URS Corp.	26,600	1,429,750

		15,607,426

Electrical Equipment (0.8%)
Acuity Brands, Inc.	12,200	1,122,644
AMETEK, Inc.	73,475	3,381,320
AZZ, Inc.	1,600	66,976
Babcock & Wilcox Co.	37,600	1,267,872
Brady Corp., Class A	15,800	481,900
Eaton Corp. plc	133,197	9,169,281
Emerson Electric Co.	204,010	13,199,447
EnerSys, Inc.	19,900	1,206,537
Franklin Electric Co., Inc.	15,000	591,000
Generac Holdings, Inc.	14,600	622,544
General Cable Corp.	16,700	530,225
GrafTech International Ltd.*	17,400	147,030
Hubbell, Inc., Class B	19,300	2,021,482
II-VI, Inc.*	10,800	203,256
Polypore International, Inc.*	13,200	540,804
Powell Industries, Inc.*	90	5,516
Regal-Beloit Corp.	13,900	944,227
Rockwell Automation, Inc.	42,500	4,544,950
Roper Industries, Inc.	28,950	3,846,587
SolarCity Corp.*	8,600	297,560

		44,191,158

Industrial Conglomerates (2.0%)
3M Co.	195,930	23,396,001
Carlisle Cos., Inc.	23,000	1,616,670
Danaher Corp.	167,060	11,580,599
General Electric Co.	2,885,292	68,929,626
Raven Industries, Inc.	7,100	232,241

		105,755,137

Machinery (2.2%)
Actuant Corp., Class A	23,500	912,740
AGCO Corp.	27,500	1,661,550
Albany International Corp., Class A	1,400	50,218
Barnes Group, Inc.	18,000	628,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Caterpillar, Inc.	184,810	$15,407,610
Chart Industries, Inc.*	10,080	1,240,243
CLARCOR, Inc.	14,000	777,420
CNH Industrial N.V.*	34,835	435,435
Colfax Corp.*	24,330	1,374,402
Crane Co.	18,600	1,147,062
Cummins, Inc.	53,860	7,156,378
Deere & Co.	110,140	8,964,295
Donaldson Co., Inc.	47,800	1,822,614
Dover Corp.	50,090	4,499,585
EnPro Industries, Inc.*	1,800	108,378
Flowserve Corp.	42,240	2,635,354
Graco, Inc.	17,860	1,322,712
Harsco Corp.	30,400	756,960
IDEX Corp.	23,240	1,516,410
Illinois Tool Works, Inc.	107,210	8,176,907
Ingersoll-Rand plc	84,500	5,487,430
ITT Corp.	30,425	1,093,779
Joy Global, Inc.	33,780	1,724,131
Kadant, Inc.	170	5,710
Kennametal, Inc.	26,190	1,194,264
L.B. Foster Co., Class A	400	18,296
Lincoln Electric Holdings, Inc.	27,760	1,849,371
Lindsay Corp.	2,200	179,564
Manitowoc Co., Inc.	46,900	918,302
Middleby Corp.*	6,000	1,253,460
Mueller Industries, Inc.	8,200	456,494
Mueller Water Products, Inc., Class A	20,770	165,952
Navistar International Corp.*	26,900	981,312
Nordson Corp.	20,060	1,477,018
Oshkosh Corp.*	24,700	1,209,806
PACCAR, Inc.	100,430	5,589,934
Pall Corp.	35,300	2,719,512
Parker Hannifin Corp.	45,110	4,904,359
Pentair Ltd. (Registered)	63,287	4,109,858
Proto Labs, Inc.*	5,700	435,423
RBC Bearings, Inc.*	1,600	105,424
Rexnord Corp.*	17,000	353,600
Snap-on, Inc.	18,600	1,850,700
SPX Corp.	13,300	1,125,712
Standex International Corp.	380	22,572
Stanley Black & Decker, Inc.	46,935	4,250,903
Sun Hydraulics Corp.	825	29,906
Terex Corp.*	33,030	1,109,808
Timken Co.	28,140	1,699,656
Toro Co.	19,440	1,056,564
Trimas Corp.*	2,900	108,170
Trinity Industries, Inc.	24,370	1,105,179
Valmont Industries, Inc.	7,700	1,069,607
WABCO Holdings, Inc.*	16,570	1,396,188
Wabtec Corp.	31,400	1,974,118
Watts Water Technologies, Inc., Class A	8,000	450,960
Woodward, Inc.	23,030	940,315
Xylem, Inc.	60,850	1,699,540

		116,717,730

Marine (0.0%)
Kirby Corp.*	14,250	1,233,338
Matson, Inc.	15,980	419,155

		1,652,493

Professional Services (0.4%)
Acacia Research Corp.	14,600	336,676
Advisory Board Co.*	11,680	694,726
CBIZ, Inc.*	46,920	349,085
Corporate Executive Board Co.	11,800	856,916
Dun & Bradstreet Corp.	13,700	1,422,745
Equifax, Inc.	34,820	2,083,977
Exponent, Inc.	470	33,765
FTI Consulting, Inc.*	12,600	476,280
Huron Consulting Group, Inc.*	1,500	78,915
IHS, Inc., Class A*	18,700	2,135,166
Manpowergroup, Inc.	26,380	1,918,881
Nielsen Holdings N.V.	62,000	2,259,900
On Assignment, Inc.*	5,870	193,710
Resources Connection, Inc.	25,650	348,070
Robert Half International, Inc.	48,160	1,879,685
Towers Watson & Co., Class A	17,900	1,914,584
Verisk Analytics, Inc., Class A*	45,800	2,975,168
WageWorks, Inc.*	3,800	191,710

		20,149,959

Road & Rail (0.9%)
Amerco, Inc.	2,500	460,325
Arkansas Best Corp.	7,690	197,402
Avis Budget Group, Inc.*	37,290	1,075,071
Con-way, Inc.	19,100	823,019
CSX Corp.	290,050	7,465,887
Genesee & Wyoming, Inc., Class A*	14,700	1,366,659
Heartland Express, Inc.	19,800	280,962
Hertz Global Holdings, Inc.*	98,300	2,178,328
J.B. Hunt Transport Services, Inc.	28,850	2,104,030
Kansas City Southern	32,950	3,603,412
Knight Transportation, Inc.	7,400	122,248
Landstar System, Inc.	15,650	876,087
Norfolk Southern Corp.	87,970	6,804,480
Old Dominion Freight Line, Inc.*	21,750	1,000,283
Ryder System, Inc.	16,900	1,008,930
Swift Transportation Co.*	17,600	355,344
Union Pacific Corp.	132,460	20,576,336
Werner Enterprises, Inc.	9,000	209,970

		50,508,773

Trading Companies & Distributors (0.3%)
Air Lease Corp.	21,000	580,860
Aircastle Ltd.	6,900	120,129
Applied Industrial Technologies, Inc.	15,500	798,250
Beacon Roofing Supply, Inc.*	14,500	534,615
Fastenal Co.	83,300	4,185,825
GATX Corp.	13,700	651,024
Houston Wire & Cable Co.	610	8,217
MRC Global, Inc.*	23,600	632,480
MSC Industrial Direct Co., Inc., Class A	12,200	992,470
TAL International Group, Inc.	9,400	439,262
Textainer Group Holdings Ltd.	3,200	121,184
United Rentals, Inc.*	27,722	1,615,915
W.W. Grainger, Inc.	17,450	4,566,839
Watsco, Inc.	7,310	689,114
WESCO International, Inc.*	15,220	1,164,787

		17,100,971

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	6,900	144,417

Total Industrials		600,707,265

Information Technology (17.7%)
Communications Equipment (1.7%)
ADTRAN, Inc.	19,100	508,824
ARRIS Group, Inc.*	41,000	699,460
Aruba Networks, Inc.*	27,400	455,936

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Brocade Communications Systems, Inc.*	132,560	$1,067,108
Ciena Corp.*	31,400	784,372
Cisco Systems, Inc.	1,491,270	34,925,543
EchoStar Corp., Class A*	10,500	461,370
F5 Networks, Inc.*	25,800	2,212,608
Finisar Corp.*	27,300	617,799
Harris Corp.	32,840	1,947,412
Infinera Corp.*	44,600	504,426
InterDigital, Inc.	14,200	530,086
Ixia*	1,100	17,237
JDS Uniphase Corp.*	76,350	1,123,109
Juniper Networks, Inc.*	143,100	2,841,966
Motorola Solutions, Inc.	68,721	4,080,653
NETGEAR, Inc.*	1,400	43,204
Palo Alto Networks, Inc.*	6,100	279,502
Plantronics, Inc.	17,400	801,270
Polycom, Inc.*	58,600	639,912
QUALCOMM, Inc.	482,180	32,479,645
Riverbed Technology, Inc.*	47,200	688,648
Ruckus Wireless, Inc.*	19,300	324,819
Sonus Networks, Inc.*	43,500	147,030
Tellabs, Inc.	117,460	266,634
Ubiquiti Networks, Inc.	12,500	419,875
ViaSat, Inc.*	12,200	777,750

		89,646,198

Computers & Peripherals (3.3%)
3D Systems Corp.*	28,530	1,540,335
Apple, Inc.	261,950	124,884,663
Avid Technology, Inc.*	22,200	133,200
Cray, Inc.*	4,700	113,129
Dell, Inc.	355,744	4,898,595
Diebold, Inc.	16,050	471,228
Electronics for Imaging, Inc.*	1,100	34,848
EMC Corp.	590,190	15,085,256
Fusion-io, Inc.*	21,000	281,190
Hewlett-Packard Co.	551,832	11,577,435
Lexmark International, Inc., Class A	18,690	616,770
NCR Corp.*	45,900	1,818,099
NetApp, Inc.	108,950	4,643,449
QLogic Corp.*	19,100	208,954
SanDisk Corp.	71,090	4,230,566
Stratasys Ltd.*	9,000	911,340
Synaptics, Inc.*	10,300	456,084
Western Digital Corp.	59,770	3,789,418

		175,694,559

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	44,920	3,475,910
Anixter International, Inc.*	7,700	674,982
Arrow Electronics, Inc.*	34,800	1,688,844
Avnet, Inc.	38,720	1,615,011
AVX Corp.	28,000	367,640
Belden, Inc.	17,100	1,095,255
Benchmark Electronics, Inc.*	1,600	36,624
Cognex Corp.	29,800	934,528
Coherent, Inc.	7,000	430,150
Corning, Inc.	438,490	6,397,569
Dolby Laboratories, Inc., Class A	12,700	438,277
FEI Co.	10,800	948,240
FLIR Systems, Inc.	42,200	1,325,080
Ingram Micro, Inc., Class A*	41,200	949,660
Insight Enterprises, Inc.*	600	11,352
InvenSense, Inc.*	28,800	507,456
IPG Photonics Corp.	9,100	512,421
Itron, Inc.*	15,310	655,727
Jabil Circuit, Inc.	68,100	1,476,408
Littelfuse, Inc.	6,500	508,430
Molex, Inc.	38,800	1,494,576
MTS Systems Corp.	200	12,870
National Instruments Corp.	35,700	1,104,201
OSI Systems, Inc.*	3,600	268,092
Plexus Corp.*	11,400	424,080
RealD, Inc.*	4,000	28,000
Rofin-Sinar Technologies, Inc.*	1,100	26,631
Sanmina Corp.*	8,100	141,669
ScanSource, Inc.*	1,000	34,600
SYNNEX Corp.*	8,700	534,615
Tech Data Corp.*	11,200	558,992
Trimble Navigation Ltd.*	77,400	2,299,554
Universal Display Corp.*	10,500	336,315
Vishay Intertechnology, Inc.*	39,600	510,444

		31,824,203

Internet Software & Services (2.7%)
Akamai Technologies, Inc.*	53,600	2,771,120
Angie’s List, Inc.*	10,600	238,500
AOL, Inc.*	30,856	1,067,000
Bankrate, Inc.*	8,200	168,674
Blucora, Inc.*	5,500	126,390
comScore, Inc.*	1,300	37,661
Cornerstone OnDemand, Inc.*	11,500	591,560
CoStar Group, Inc.*	7,535	1,265,126
Dealertrack Technologies, Inc.*	13,300	569,772
Demand Media, Inc.*	1,100	6,952
Demandware, Inc.*	4,600	213,118
eBay, Inc.*	368,370	20,551,362
Equinix, Inc.*	14,400	2,644,560
Facebook, Inc., Class A*	483,600	24,296,064
Google, Inc., Class A*	75,725	66,328,285
IAC/InterActiveCorp	24,850	1,358,550
j2 Global, Inc.	14,600	722,992
LinkedIn Corp., Class A*	25,700	6,323,742
Liquidity Services, Inc.*	7,700	258,412
Marketo, Inc.*	5,900	188,092
NIC, Inc.	800	18,488
OpenTable, Inc.*	5,500	384,890
Pandora Media, Inc.*	29,500	741,335
Rackspace Hosting, Inc.*	31,500	1,661,940
Shutterstock, Inc.*	500	36,360
SPS Commerce, Inc.*	500	33,460
Trulia, Inc.*	6,900	324,507
United Online, Inc.	58,100	463,638
ValueClick, Inc.*	22,700	473,295
VeriSign, Inc.*	46,650	2,374,019
VistaPrint N.V.*	9,700	548,244
Web.com Group, Inc.*	4,500	145,530
WebMD Health Corp.*	4,800	137,280
Yahoo!, Inc.*	249,550	8,275,078
Yelp, Inc.*	14,300	946,374
Zillow, Inc., Class A*	7,500	632,775

		146,925,145

IT Services (3.5%)
Accenture plc, Class A	182,400	13,431,936
Acxiom Corp.*	23,800	675,682
Alliance Data Systems Corp.*	14,500	3,066,315
Amdocs Ltd.	45,210	1,656,494
Automatic Data Processing, Inc.	137,750	9,970,345
Booz Allen Hamilton Holding Corp.	22,000	425,040
Broadridge Financial Solutions, Inc.	40,810	1,295,718

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CACI International, Inc., Class A*	4,400	$304,084
Cardtronics, Inc.*	14,100	523,110
Cognizant Technology Solutions Corp., Class A*	85,650	7,033,578
Computer Sciences Corp.	46,440	2,402,806
Convergys Corp.	37,300	699,375
CoreLogic, Inc.*	39,300	1,063,065
CSG Systems International, Inc.	1,000	25,050
DST Systems, Inc.	11,580	873,248
EPAM Systems, Inc.*	4,200	144,900
Euronet Worldwide, Inc.*	14,700	585,060
EVERTEC, Inc.	5,500	122,155
ExlService Holdings, Inc.*	200	5,696
Fidelity National Information Services, Inc.	83,225	3,864,969
Fiserv, Inc.*	37,750	3,814,638
FleetCor Technologies, Inc.*	19,300	2,126,088
Forrester Research, Inc.	800	29,408
Gartner, Inc.*	32,200	1,932,000
Genpact Ltd.*	41,700	787,296
Global Payments, Inc.	21,600	1,103,328
Heartland Payment Systems, Inc.	12,100	480,612
International Business Machines Corp.	292,469	54,159,409
Jack Henry & Associates, Inc.	30,730	1,585,975
Leidos Holdings, Inc.	21,038	957,627
Lender Processing Services, Inc.	35,800	1,191,066
ManTech International Corp., Class A	11,200	322,112
Mastercard, Inc., Class A	33,200	22,336,296
MAXIMUS, Inc.	24,800	1,116,992
MoneyGram International, Inc.*	300	5,874
NeuStar, Inc., Class A*	17,390	860,457
Paychex, Inc.	94,910	3,857,142
Sapient Corp.*	34,200	532,494
Science Applications International Corp.*	12,021	405,723
Sykes Enterprises, Inc.*	900	16,119
Syntel, Inc.	5,900	472,590
TeleTech Holdings, Inc.*	20,850	523,127
Teradata Corp.*	49,760	2,758,694
Total System Services, Inc.	46,200	1,359,204
Unisys Corp.*	15,096	380,268
Vantiv, Inc., Class A*	24,800	692,912
VeriFone Systems, Inc.*	29,900	683,514
Visa, Inc., Class A	145,750	27,852,825
Western Union Co.	167,560	3,126,670
WEX, Inc.*	14,500	1,272,375

		184,911,461

Office Electronics (0.1%)
Xerox Corp.	372,631	3,834,373
Zebra Technologies Corp., Class A*	16,700	760,351

		4,594,724

Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.*	188,500	716,300
Altera Corp.	99,550	3,699,278
Analog Devices, Inc.	89,870	4,228,383
Applied Materials, Inc.	357,320	6,267,393
Atmel Corp.*	163,000	1,212,720
ATMI, Inc.*	1,500	39,780
Avago Technologies Ltd.	76,000	3,277,120
Broadcom Corp., Class A	165,270	4,298,673
Cabot Microelectronics Corp.*	3,000	115,560
Cavium, Inc.*	16,300	671,560
Cirrus Logic, Inc.*	9,300	210,924
Cree, Inc.*	38,900	2,341,391
Cypress Semiconductor Corp.*	60,100	561,334
Diodes, Inc.*	4,700	115,150
Entegris, Inc.*	34,640	351,596
Fairchild Semiconductor International, Inc.*	45,500	631,995
First Solar, Inc.*	17,400	699,654
Freescale Semiconductor Ltd.*	36,400	606,060
Hittite Microwave Corp.*	12,800	836,480
Integrated Device Technology, Inc.*	20,400	192,168
Intel Corp.	1,387,090	31,792,103
International Rectifier Corp.*	21,300	527,601
Intersil Corp., Class A	15,400	172,942
KLA-Tencor Corp.	47,080	2,864,818
Lam Research Corp.*	46,175	2,363,698
Linear Technology Corp.	67,650	2,682,999
LSI Corp.	185,000	1,446,700
Marvell Technology Group Ltd.	129,930	1,494,195
Maxim Integrated Products, Inc.	81,250	2,421,250
Microchip Technology, Inc.	55,700	2,244,153
Micron Technology, Inc.*	308,350	5,386,874
Microsemi Corp.*	31,400	761,450
MKS Instruments, Inc.	15,800	420,122
Monolithic Power Systems, Inc.	4,900	148,372
NVIDIA Corp.	161,260	2,509,206
OmniVision Technologies, Inc.*	19,350	296,249
ON Semiconductor Corp.*	162,500	1,186,250
PMC-Sierra, Inc.*	61,500	407,130
Power Integrations, Inc.	9,100	492,765
Rambus, Inc.*	14,900	140,060
RF Micro Devices, Inc.*	44,700	252,108
Semtech Corp.*	22,600	677,774
Silicon Laboratories, Inc.*	13,440	574,022
Skyworks Solutions, Inc.*	59,100	1,468,044
Spansion, Inc., Class A*	3,700	37,333
SunEdison, Inc.*	54,070	430,938
Teradyne, Inc.*	61,310	1,012,841
Tessera Technologies, Inc.	800	15,480
Texas Instruments, Inc.	314,790	12,676,593
TriQuint Semiconductor, Inc.*	37,300	303,249
Ultratech, Inc.*	1,100	33,330
Veeco Instruments, Inc.*	11,300	420,699
Xilinx, Inc.	78,700	3,687,882

		112,422,749

Software (3.7%)
ACI Worldwide, Inc.*	12,500	675,750
Activision Blizzard, Inc.	143,500	2,392,145
Adobe Systems, Inc.*	144,720	7,516,757
Advent Software, Inc.	14,000	444,500
ANSYS, Inc.*	28,900	2,500,428
Aspen Technology, Inc.*	32,500	1,122,875
Autodesk, Inc.*	73,050	3,007,468
AVG Technologies N.V.*	5,700	136,458
Blackbaud, Inc.	13,000	507,520
BroadSoft, Inc.*	4,300	154,929
CA, Inc.	93,050	2,760,793
Cadence Design Systems, Inc.*	82,930	1,119,555
Citrix Systems, Inc.*	57,050	4,028,300
CommVault Systems, Inc.*	15,300	1,343,799
Compuware Corp.	85,050	952,560
Comverse, Inc.*	1,630	52,078
Concur Technologies, Inc.*	14,000	1,547,000
Electronic Arts, Inc.*	87,900	2,245,845
EPIQ Systems, Inc.	30,400	401,888
FactSet Research Systems, Inc.	12,500	1,363,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fair Isaac Corp.	13,100	$724,168
Fortinet, Inc.*	40,400	818,504
Guidewire Software, Inc.*	8,200	386,302
Imperva, Inc.*	2,400	100,848
Infoblox, Inc.*	14,200	593,844
Informatica Corp.*	37,700	1,469,169
Interactive Intelligence Group, Inc.*	100	6,349
Intuit, Inc.	84,250	5,586,617
Jive Software, Inc.*	10,700	133,750
Manhattan Associates, Inc.*	6,000	572,700
Mentor Graphics Corp.	37,800	883,386
MICROS Systems, Inc.*	22,100	1,103,674
Microsoft Corp.	2,330,250	77,620,627
MicroStrategy, Inc., Class A*	2,900	300,904
Monotype Imaging Holdings, Inc.	600	17,196
NetScout Systems, Inc.*	800	20,456
NetSuite, Inc.*	8,900	960,666
Nuance Communications, Inc.*	84,490	1,579,541
Oracle Corp.	990,720	32,862,182
Pegasystems, Inc.	8,100	322,461
Progress Software Corp.*	19,000	491,720
Proofpoint, Inc.*	4,400	141,328
PROS Holdings, Inc.*	600	20,514
PTC, Inc.*	33,950	965,199
Qlik Technologies, Inc.*	23,900	818,336
RealPage, Inc.*	14,600	338,136
Red Hat, Inc.*	53,800	2,482,332
Rovi Corp.*	41,550	796,514
Salesforce.com, Inc.*	170,400	8,845,464
ServiceNow, Inc.*	22,400	1,163,680
SolarWinds, Inc.*	19,400	680,164
Solera Holdings, Inc.	21,110	1,116,086
Sourcefire, Inc.*	9,100	690,872
Splunk, Inc.*	29,100	1,747,164
SS&C Technologies Holdings, Inc.*	14,100	537,210
Symantec Corp.	197,790	4,895,303
Synchronoss Technologies, Inc.*	10,910	415,235
Synopsys, Inc.*	48,120	1,814,124
Take-Two Interactive Software, Inc.*	25,700	466,712
TIBCO Software, Inc.*	60,140	1,538,983
TiVo, Inc.*	39,400	490,136
Tyler Technologies, Inc.*	9,400	822,218
Ultimate Software Group, Inc.*	6,600	972,840
Verint Systems, Inc.*	14,800	548,488
VirnetX Holding Corp.*	13,700	279,480
VMware, Inc., Class A*	27,800	2,249,020
Workday, Inc., Class A*	10,400	841,672
Zynga, Inc., Class A*	123,800	455,584

		196,962,256

Total Information Technology		942,981,295

Materials (3.8%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	59,180	6,306,812
Airgas, Inc.	21,400	2,269,470
Albemarle Corp.	23,000	1,447,620
Ashland, Inc.	25,564	2,364,159
Axiall Corp.	20,500	774,695
Balchem Corp.	5,800	300,150
Cabot Corp.	19,700	841,387
Celanese Corp.	52,600	2,776,754
CF Industries Holdings, Inc.	16,802	3,542,366
Chemtura Corp.*	31,600	726,484
Cytec Industries, Inc.	11,900	968,184
Dow Chemical Co.	337,480	12,959,232
E.I. du Pont de Nemours & Co.	261,240	15,298,214
Eastman Chemical Co.	45,428	3,538,841
Ecolab, Inc.	75,888	7,494,699
FMC Corp.	38,600	2,768,392
H.B. Fuller Co.	16,100	727,559
Huntsman Corp.	55,200	1,137,672
International Flavors & Fragrances, Inc.	27,100	2,230,330
Kronos Worldwide, Inc.	1,900	29,431
LyondellBasell Industries N.V., Class A	115,200	8,436,096
Minerals Technologies, Inc.	11,400	562,818
Monsanto Co.	151,500	15,812,055
Mosaic Co.	86,530	3,722,521
NewMarket Corp.	3,300	950,103
Olin Corp.	29,800	687,486
PolyOne Corp.	31,700	973,507
PPG Industries, Inc.	41,800	6,983,108
Praxair, Inc.	83,900	10,085,619
Rockwood Holdings, Inc.	19,730	1,319,937
RPM International, Inc.	37,150	1,344,830
Scotts Miracle-Gro Co., Class A	19,400	1,067,582
Sensient Technologies Corp.	20,600	986,534
Sherwin-Williams Co.	26,900	4,900,642
Sigma-Aldrich Corp.	34,900	2,976,970
Stepan Co.	400	23,092
Taminco Corp.*	2,000	40,600
Valspar Corp.	25,300	1,604,779
W.R. Grace & Co.*	22,000	1,922,800
Westlake Chemical Corp.	7,200	753,552

		133,657,082

Construction Materials (0.1%)
Eagle Materials, Inc.	14,400	1,044,720
Martin Marietta Materials, Inc.	13,600	1,335,112
Texas Industries, Inc.*	3,900	258,609
Vulcan Materials Co.	40,100	2,077,581

		4,716,022

Containers & Packaging (0.4%)
AptarGroup, Inc.	20,200	1,214,626
Avery Dennison Corp.	35,350	1,538,432
Ball Corp.	47,300	2,122,824
Bemis Co., Inc.	29,800	1,162,498
Berry Plastics Group, Inc.*	2,000	39,940
Crown Holdings, Inc.*	46,350	1,959,678
Graphic Packaging Holding Co.*	59,600	510,176
Greif, Inc., Class A	14,800	725,644
MeadWestvaco Corp.	49,400	1,895,972
Owens-Illinois, Inc.*	46,650	1,400,433
Packaging Corp. of America	33,700	1,923,933
Rock-Tenn Co., Class A	23,500	2,379,845
Sealed Air Corp.	55,360	1,505,239
Silgan Holdings, Inc.	20,400	958,800
Sonoco Products Co.	32,660	1,271,780

		20,609,820

Metals & Mining (0.6%)
Alcoa, Inc.	342,450	2,780,694
Allegheny Technologies, Inc.	35,260	1,076,135
Carpenter Technology Corp.	14,900	865,839
Cliffs Natural Resources, Inc.	48,640	997,120
Coeur Mining, Inc.*	19,700	237,385
Commercial Metals Co.	49,390	837,160
Compass Minerals International, Inc.	12,400	945,748
Freeport-McMoRan Copper & Gold, Inc.	293,594	9,712,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kaiser Aluminum Corp.	400	$28,500
Newmont Mining Corp.	147,600	4,147,560
Nucor Corp.	96,320	4,721,606
Reliance Steel & Aluminum Co.	22,200	1,626,594
Royal Gold, Inc.	18,000	875,880
Southern Copper Corp.	50,544	1,376,819
Steel Dynamics, Inc.	71,300	1,191,423
Stillwater Mining Co.*	19,900	219,099
Tahoe Resources, Inc.*	20,700	370,944
United States Steel Corp.	51,590	1,062,238
Worthington Industries, Inc.	15,600	537,108

		33,609,942

Paper & Forest Products (0.2%)
Clearwater Paper Corp.*	4,550	217,354
Domtar Corp.	14,540	1,154,767
International Paper Co.	126,350	5,660,480
KapStone Paper and Packaging Corp.	11,600	496,480
Louisiana-Pacific Corp.*	42,500	747,575
Schweitzer-Mauduit International, Inc.	9,000	544,770

		8,821,426

Total Materials		201,414,292

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.9%)
8x8, Inc.*	11,800	118,826
AT&T, Inc.	1,511,484	51,118,389
Atlantic Tele-Network, Inc.	1,000	52,130
Cbeyond, Inc.*	4,000	25,640
CenturyLink, Inc.	172,879	5,424,943
Cincinnati Bell, Inc.*	34,300	93,296
Cogent Communications Group, Inc.	7,000	225,750
Consolidated Communications Holdings, Inc.	4,700	81,028
Fairpoint Communications, Inc.*	1,500	14,325
Frontier Communications Corp.	280,290	1,168,809
General Communication, Inc., Class A*	3,300	31,416
Hawaiian Telcom Holdco, Inc.*	900	23,940
IDT Corp., Class B	4,600	81,650
inContact, Inc.*	11,600	95,932
Inteliquent, Inc.	16,117	155,690
Intelsat S.A.*	4,800	115,200
Iridium Communications, Inc.*	9,500	65,360
Level 3 Communications, Inc.*	46,946	1,252,989
Lumos Networks Corp.	2,500	54,175
magicJack VocalTec Ltd.*	5,600	72,072
ORBCOMM, Inc.*	4,000	21,080
Premiere Global Services, Inc.*	4,000	39,840
Primus Telecommunications Group, Inc.	1,200	4,068
Straight Path Communications, Inc., Class B*	2,300	12,098
Towerstream Corp.*	3,000	8,580
tw telecom, Inc.*	42,700	1,275,236
Verizon Communications, Inc.	798,340	37,250,544
Vonage Holdings Corp.*	27,300	85,722
Windstream Holdings, Inc.	203,711	1,629,688

		100,598,416

Wireless Telecommunication Services (0.3%)
Boingo Wireless, Inc.*	3,100	21,700
Crown Castle International Corp.*	84,650	6,181,990
NII Holdings, Inc.*	37,800	229,446
NTELOS Holdings Corp.	12,700	238,760
SBA Communications Corp., Class A*	37,500	3,017,250
Shenandoah Telecommunications Co.	1,300	31,330
Sprint Corp.*	240,579	1,493,996
Telephone & Data Systems, Inc.	28,186	832,896
T-Mobile US, Inc.*	53,900	1,399,783
U.S. Cellular Corp.	2,400	109,272
USA Mobility, Inc.	2,600	36,816

		13,593,239

Total Telecommunication Services		114,191,655

Utilities (3.1%)
Electric Utilities (1.6%)
ALLETE, Inc.	10,500	507,150
American Electric Power Co., Inc.	139,770	6,059,029
Cleco Corp.	16,100	721,924
Duke Energy Corp.	200,185	13,368,354
Edison International	91,260	4,203,436
El Paso Electric Co.	8,700	290,580
Entergy Corp.	51,000	3,222,690
Exelon Corp.	235,456	6,978,916
FirstEnergy Corp.	118,804	4,330,406
Great Plains Energy, Inc.	43,600	967,920
Hawaiian Electric Industries, Inc.	34,200	858,420
IDACORP, Inc.	11,450	554,180
ITC Holdings Corp.	14,800	1,389,128
NextEra Energy, Inc.	121,150	9,711,384
Northeast Utilities	92,909	3,832,496
NV Energy, Inc.	68,200	1,610,202
OGE Energy Corp.	60,600	2,187,054
Pepco Holdings, Inc.	69,250	1,278,355
Pinnacle West Capital Corp.	32,500	1,779,050
PNM Resources, Inc.	28,700	649,481
Portland General Electric Co.	28,500	804,555
PPL Corp.	174,850	5,311,943
Southern Co.	241,550	9,947,029
UIL Holdings Corp.	18,500	687,830
UNS Energy Corp.	12,200	568,764
Westar Energy, Inc.	43,900	1,345,535
Xcel Energy, Inc.	136,180	3,759,930

		86,925,741

Gas Utilities (0.3%)
AGL Resources, Inc.	38,283	1,762,166
Atmos Energy Corp.	25,200	1,073,268
Laclede Group, Inc.	4,200	189,000
National Fuel Gas Co.	21,100	1,450,836
New Jersey Resources Corp.	9,800	431,690
ONEOK, Inc.	56,500	3,012,580
Piedmont Natural Gas Co., Inc.	19,900	654,312
Questar Corp.	47,000	1,057,030
South Jersey Industries, Inc.	12,100	708,818
Southwest Gas Corp.	17,200	860,000
UGI Corp.	32,450	1,269,769
WGL Holdings, Inc.	19,100	815,761

		13,285,230

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	170,395	2,264,550
Calpine Corp.*	116,500	2,263,595
Dynegy, Inc.*	28,400	548,688
NRG Energy, Inc.	97,021	2,651,584

		7,728,417

Multi-Utilities (1.0%)
Alliant Energy Corp.	34,800	1,724,340
Ameren Corp.	65,000	2,264,600
Avista Corp.	19,200	506,880
Black Hills Corp.	13,000	648,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CenterPoint Energy, Inc.	116,450	$2,791,306
CMS Energy Corp.	71,500	1,881,880
Consolidated Edison, Inc.	82,600	4,554,564
Dominion Resources, Inc.	164,150	10,256,092
DTE Energy Co.	46,500	3,068,070
Integrys Energy Group, Inc.	20,300	1,134,567
MDU Resources Group, Inc.	48,250	1,349,553
NiSource, Inc.	92,700	2,863,503
NorthWestern Corp.	10,200	458,184
PG&E Corp.	121,220	4,960,322
Public Service Enterprise Group, Inc.	140,800	4,636,544
SCANA Corp.	38,550	1,774,842
Sempra Energy	66,590	5,700,104
TECO Energy, Inc.	59,350	981,649
Vectren Corp.	30,700	1,023,845
Wisconsin Energy Corp.	64,400	2,600,472

		55,179,497

Water Utilities (0.1%)
American Water Works Co., Inc.	54,200	2,237,376
Aqua America, Inc.	50,062	1,238,033

		3,475,409

Total Utilities		166,594,294

Total Investments (99.2%) (Cost $3,243,483,703)		5,271,165,351
Other Assets Less Liabilities (0.8%)		42,654,133

Net Assets (100%)		$5,313,819,484

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $26,328,240.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	47	December-13	$5,012,625	$5,035,580	$22,955
S&P 500 E-Mini Index	416	December-13	35,134,385	34,825,440	(308,945)

					$(285,990)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$705,279,708	$—	$—	$705,279,708
Consumer Staples	456,749,997	—	—	456,749,997
Energy	500,092,610	—	—	500,092,610
Financials	918,197,080	—	—	918,197,080
Health Care	664,957,155	—	—	664,957,155
Industrials	600,707,265	—	—	600,707,265
Information Technology	942,981,295	—	—	942,981,295
Materials	201,414,292	—	—	201,414,292
Telecommunication Services	114,191,655	—	—	114,191,655
Utilities	166,594,294	—	—	166,594,294
Futures	22,955	—	—	22,955

Total Assets	$5,271,188,306	$—	$—	$5,271,188,306

Liabilities:
Futures	$(308,945)	$—	$—	$(308,945)

Total Liabilities	$(308,945)	$—	$—	$(308,945)

Total	$5,270,879,361	$—	$—	$5,270,879,361

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$170,311,887
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$487,335,532

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,295,576,718
Aggregate gross unrealized depreciation	(316,592,183)

Net unrealized appreciation	$1,978,984,535

Federal income tax cost of investments	$3,292,180,816

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (30.2%)
Consumer Discretionary (1.8%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$874,000	$963,424
4.250%, 3/1/21	680,000	709,534

		1,672,958

Hotels, Restaurants & Leisure (0.2%)
Brinker International, Inc.
2.600%, 5/15/18	175,000	174,160
3.875%, 5/15/23	250,000	233,175
Carnival Corp.
1.875%, 12/15/17	555,000	540,453
Darden Restaurants, Inc.
4.500%, 10/15/21	480,000	485,589
3.350%, 11/1/22	500,000	455,192
Hyatt Hotels Corp.
3.875%, 8/15/16	305,000	324,030
5.375%, 8/15/21	305,000	327,894
International Game Technology
7.500%, 6/15/19	202,000	237,030
5.500%, 6/15/20	55,000	57,284
Marriott International, Inc.
3.375%, 10/15/20	626,000	623,540
3.250%, 9/15/22	1,611,000	1,515,939
McDonald’s Corp.
5.800%, 10/15/17	1,000,000	1,159,902
5.350%, 3/1/18	923,000	1,058,873
5.000%, 2/1/19	750,000	852,455
3.500%, 7/15/20	83,000	86,756
3.625%, 5/20/21	400,000	416,536
Starbucks Corp.
6.250%, 8/15/17	555,000	647,634
3.850%, 10/1/23	850,000	862,681
Wyndham Worldwide Corp.
2.500%, 3/1/18	883,000	871,962
4.250%, 3/1/22	1,094,000	1,077,590
Yum! Brands, Inc.
4.250%, 9/15/15	1,138,000	1,209,176
5.300%, 9/15/19	55,000	61,595
3.875%, 11/1/20	1,125,000	1,141,756

		14,421,202

Household Durables (0.1%)
Leggett & Platt, Inc.
3.400%, 8/15/22	250,000	239,910
Mohawk Industries, Inc.
3.850%, 2/1/23	1,111,000	1,051,284
Newell Rubbermaid, Inc.
4.700%, 8/15/20	1,154,000	1,223,565
NVR, Inc.
3.950%, 9/15/22	83,000	80,276
Tupperware Brands Corp.
4.750%, 6/1/21	455,000	465,616
Whirlpool Corp.
4.850%, 6/15/21	355,000	378,433
3.700%, 3/1/23	250,000	241,295

		3,680,379

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.
0.650%, 11/27/15	750,000	748,589
1.200%, 11/29/17	1,500,000	1,461,455
2.500%, 11/29/22	1,111,000	1,004,063
Expedia, Inc.
7.456%, 8/15/18	500,000	581,250
5.950%, 8/15/20	1,305,000	1,363,725
QVC, Inc.
5.125%, 7/2/22	500,000	491,250
4.375%, 3/15/23	300,000	278,996

		5,929,328

Leisure Equipment & Products (0.0%)
Mattel, Inc.
1.700%, 3/15/18	500,000	492,955
3.150%, 3/15/23	300,000	283,299

		776,254

Media (1.1%)
CBS Corp.
8.875%, 5/15/19	305,000	389,030
5.750%, 4/15/20	1,211,000	1,347,415
3.375%, 3/1/22	2,000,000	1,911,295
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	62,000	87,141
Comcast Corp.
6.500%, 1/15/15	221,000	237,265
5.900%, 3/15/16	2,428,000	2,711,635
6.500%, 1/15/17	1,707,000	1,981,974
5.700%, 7/1/19	1,244,000	1,451,875
5.150%, 3/1/20	2,739,000	3,086,633
3.125%, 7/15/22	938,000	913,987
2.850%, 1/15/23	2,000,000	1,892,600
COX Communications, Inc.
5.450%, 12/15/14	293,000	308,881
5.500%, 10/1/15	1,055,000	1,135,505
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	1,249,000	1,299,159
3.550%, 3/15/15	2,130,000	2,214,373
3.125%, 2/15/16	62,000	64,160
1.750%, 1/15/18	1,000,000	960,800
5.875%, 10/1/19	666,000	733,848
5.200%, 3/15/20	604,000	633,652
4.600%, 2/15/21	1,312,000	1,314,886
5.000%, 3/1/21	1,666,000	1,701,652
3.800%, 3/15/22	850,000	794,750
Discovery Communications LLC
3.700%, 6/1/15	383,000	401,950
5.050%, 6/1/20	2,173,000	2,398,034
4.375%, 6/15/21	62,000	64,862
3.300%, 5/15/22	500,000	478,121
3.250%, 4/1/23	1,000,000	943,622
Grupo Televisa S.A.B.
6.000%, 5/15/18	600,000	677,161
Historic TW, Inc.
6.875%, 6/15/18	62,000	74,291
Interpublic Group of Cos., Inc.
2.250%, 11/15/17	833,000	816,340
4.000%, 3/15/22	315,000	299,250
NBCUniversal Media LLC
3.650%, 4/30/15	3,000,000	3,144,535
5.150%, 4/30/20	1,983,000	2,228,381
4.375%, 4/1/21	1,971,000	2,131,439
2.875%, 1/15/23	156,000	148,309
News America, Inc.
8.000%, 10/17/16	2,221,000	2,641,510
6.900%, 3/1/19	596,000	721,041
5.650%, 8/15/20	594,000	671,383

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 2/15/21	$500,000	$529,438
3.000%, 9/15/22	1,000,000	938,941
Omnicom Group, Inc.
5.900%, 4/15/16	62,000	69,118
6.250%, 7/15/19	584,000	682,852
4.450%, 8/15/20	1,280,000	1,332,394
3.625%, 5/1/22	1,169,000	1,123,647
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	1,624,000	2,041,854
Thomson Reuters Corp.
5.700%, 10/1/14	1,338,000	1,404,618
0.875%, 5/23/16	1,313,000	1,304,336
6.500%, 7/15/18	902,000	1,058,551
4.700%, 10/15/19	369,000	400,789
Time Warner Cable, Inc.
3.500%, 2/1/15	228,000	233,548
5.850%, 5/1/17	1,527,000	1,664,866
6.750%, 7/1/18	2,500,000	2,797,706
8.750%, 2/14/19	1,000,000	1,177,238
8.250%, 4/1/19	1,712,000	1,969,827
5.000%, 2/1/20	972,000	981,975
4.000%, 9/1/21	1,500,000	1,404,750
Time Warner, Inc.
5.875%, 11/15/16	1,391,000	1,575,486
4.875%, 3/15/20	2,476,000	2,680,428
4.700%, 1/15/21	1,812,000	1,931,603
3.400%, 6/15/22	455,000	441,957
Viacom, Inc.
1.250%, 2/27/15	456,000	457,320
6.250%, 4/30/16	1,279,000	1,432,666
3.500%, 4/1/17	156,000	164,772
2.500%, 9/1/18	200,000	200,157
5.625%, 9/15/19	1,529,000	1,723,570
3.875%, 12/15/21	125,000	124,427
3.125%, 6/15/22	500,000	467,451
3.250%, 3/15/23	1,000,000	930,054
4.250%, 9/1/23	1,000,000	996,133
Walt Disney Co.
0.450%, 12/1/15	1,000,000	995,255
6.000%, 7/17/17	401,000	467,849
1.100%, 12/1/17	2,000,000	1,952,066
5.500%, 3/15/19	500,000	579,518
3.750%, 6/1/21	114,000	118,521
2.750%, 8/16/21	1,000,000	967,208
2.550%, 2/15/22	2,000,000	1,894,659
2.350%, 12/1/22	583,000	535,308
Washington Post Co.
7.250%, 2/1/19	500,000	586,677
WPP Finance 2010
4.750%, 11/21/21	160,000	164,699

		87,516,977

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	1,000,000	1,058,750
1.875%, 4/15/18	149,000	144,157
3.250%, 4/15/23	1,083,000	985,530
Family Dollar Stores, Inc.
5.000%, 2/1/21	255,000	268,277
Kohl’s Corp.
6.250%, 12/15/17	703,000	810,971
4.750%, 12/15/23	800,000	823,484
Macy’s Retail Holdings, Inc.
5.900%, 12/1/16	1,093,000	1,232,357
3.875%, 1/15/22	400,000	396,000
4.375%, 9/1/23	510,000	513,825
Nordstrom, Inc.
6.250%, 1/15/18	277,000	322,932
4.750%, 5/1/20	584,000	649,084
4.000%, 10/15/21	600,000	629,540
Target Corp.
5.875%, 7/15/16	1,000,000	1,137,330
6.000%, 1/15/18	1,394,000	1,635,423
3.875%, 7/15/20	1,000,000	1,073,022

		11,680,682

Specialty Retail (0.2%)
Advance Auto Parts, Inc.
4.500%, 1/15/22	160,000	158,711
AutoZone, Inc.
5.750%, 1/15/15	173,000	183,669
4.000%, 11/15/20	1,911,000	1,953,566
3.700%, 4/15/22	350,000	343,799
Gap, Inc.
5.950%, 4/12/21	1,094,000	1,208,453
Home Depot, Inc.
5.400%, 3/1/16	3,557,000	3,937,027
2.250%, 9/10/18	742,000	749,048
4.400%, 4/1/21	83,000	90,248
2.700%, 4/1/23	800,000	746,847
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	543,579
2.125%, 4/15/16	1,083,000	1,118,661
5.400%, 10/15/16	94,000	106,326
1.625%, 4/15/17	250,000	250,878
4.625%, 4/15/20	977,000	1,078,818
3.120%, 4/15/22	750,000	729,233
3.875%, 9/15/23	1,000,000	1,013,333
O’Reilly Automotive, Inc.
4.875%, 1/14/21	240,000	255,520
4.625%, 9/15/21	300,000	313,753
3.800%, 9/1/22	300,000	294,489
3.850%, 6/15/23	250,000	243,714
Staples, Inc.
2.750%, 1/12/18	1,000,000	1,006,759
4.375%, 1/12/23	55,000	53,042
TJX Cos., Inc.
4.200%, 8/15/15	200,000	213,026
6.950%, 4/15/19	385,000	467,114
2.500%, 5/15/23	405,000	373,927

		17,433,540

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	437,000	452,694
6.125%, 12/1/17	55,000	63,377
NIKE, Inc.
2.250%, 5/1/23	405,000	367,515
Ralph Lauren Corp.
2.125%, 9/26/18	300,000	300,076

		1,183,662

Total Consumer Discretionary		144,294,982

Consumer Staples (2.3%)
Beverages (0.8%)
Anheuser-Busch Cos. LLC
5.050%, 10/15/16	1,000,000	1,116,179
5.000%, 3/1/19	62,000	69,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14	$2,625,000	$2,768,405
4.125%, 1/15/15	975,000	1,018,469
0.800%, 7/15/15	1,138,000	1,141,452
0.800%, 1/15/16	2,000,000	1,999,811
2.875%, 2/15/16	138,000	144,572
1.375%, 7/15/17	1,383,000	1,379,713
1.250%, 1/17/18	500,000	491,505
7.750%, 1/15/19	3,166,000	3,985,307
5.375%, 1/15/20	2,002,000	2,303,261
4.375%, 2/15/21	1,158,000	1,253,406
2.500%, 7/15/22	1,166,000	1,073,674
2.625%, 1/17/23	2,267,000	2,105,907
Beam, Inc.
5.375%, 1/15/16	45,000	48,822
1.750%, 6/15/18	500,000	488,649
3.250%, 5/15/22	250,000	242,585
3.250%, 6/15/23	500,000	480,670
Bottling Group LLC
5.125%, 1/15/19	846,000	962,017
Brown-Forman Corp.
2.500%, 1/15/16	305,000	315,713
1.000%, 1/15/18	500,000	482,984
Coca-Cola Co.
0.750%, 3/13/15	605,000	607,689
1.500%, 11/15/15	711,000	723,756
1.800%, 9/1/16	1,717,000	1,762,111
1.650%, 3/14/18	1,800,000	1,800,920
1.150%, 4/1/18	500,000	488,750
3.150%, 11/15/20	2,312,000	2,369,507
3.300%, 9/1/21	1,000,000	1,021,522
2.500%, 4/1/23	1,000,000	947,951
Coca-Cola Enterprises, Inc.
2.125%, 9/15/15	1,000,000	1,021,227
2.000%, 8/19/16	250,000	254,623
3.500%, 9/15/20	150,000	151,408
3.250%, 8/19/21	250,000	244,630
Diageo Capital plc
0.625%, 4/29/16	2,000,000	1,983,880
5.500%, 9/30/16	187,000	210,935
5.750%, 10/23/17	1,611,000	1,854,039
1.125%, 4/29/18	1,138,000	1,097,683
2.625%, 4/29/23	1,500,000	1,379,484
Diageo Finance B.V.
3.250%, 1/15/15	83,000	85,842
5.300%, 10/28/15	1,004,000	1,098,545
Diageo Investment Corp.
2.875%, 5/11/22	1,000,000	959,498
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	1,794,000	1,862,842
2.600%, 1/15/19	255,000	255,412
3.200%, 11/15/21	255,000	249,587
Fomento Economico Mexicano S.A.B. de C.V.
2.875%, 5/10/23	150,000	133,051
Molson Coors Brewing Co.
3.500%, 5/1/22	500,000	497,605
PepsiAmericas, Inc.
4.875%, 1/15/15	700,000	738,359
PepsiCo, Inc.
3.100%, 1/15/15	1,000,000	1,034,161
0.750%, 3/5/15	1,000,000	1,003,775
0.700%, 8/13/15	555,000	556,088
0.700%, 2/26/16	1,083,000	1,076,403
2.500%, 5/10/16	166,000	172,643
1.250%, 8/13/17	1,833,000	1,810,121
5.000%, 6/1/18	156,000	176,875
7.900%, 11/1/18	1,185,000	1,509,177
2.250%, 1/7/19	1,000,000	1,000,460
4.500%, 1/15/20	2,611,000	2,868,238
3.125%, 11/1/20	250,000	253,021
2.750%, 3/5/22	1,750,000	1,664,242
2.750%, 3/1/23	1,000,000	928,729

		61,727,604

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	1,685,000	1,927,352
1.125%, 12/15/17	1,000,000	984,310
1.700%, 12/15/19	1,000,000	966,896
CVS Caremark Corp.
3.250%, 5/18/15	1,892,000	1,967,468
6.125%, 8/15/16	346,000	393,598
5.750%, 6/1/17	1,456,000	1,664,630
4.750%, 5/18/20	304,000	334,449
2.750%, 12/1/22	2,000,000	1,840,108
Delhaize Group S.A.
4.125%, 4/10/19	305,000	318,261
Kroger Co.
3.900%, 10/1/15	639,000	673,212
6.400%, 8/15/17	55,000	63,318
6.150%, 1/15/20	1,557,000	1,804,070
3.400%, 4/15/22	350,000	338,226
3.850%, 8/1/23	1,250,000	1,224,461
Safeway, Inc.
6.350%, 8/15/17	319,000	357,608
5.000%, 8/15/19	501,000	522,694
3.950%, 8/15/20	1,151,000	1,126,735
Sysco Corp.
5.250%, 2/12/18	1,139,000	1,299,237
Walgreen Co.
1.000%, 3/13/15	318,000	319,016
1.800%, 9/15/17	755,000	757,603
5.250%, 1/15/19	583,000	655,841
3.100%, 9/15/22	1,169,000	1,094,449
Wal-Mart Stores, Inc.
2.875%, 4/1/15	276,000	286,452
2.250%, 7/8/15	1,500,000	1,545,730
0.600%, 4/11/16	1,000,000	994,719
2.800%, 4/15/16	3,000,000	3,148,850
5.800%, 2/15/18	484,000	566,738
1.125%, 4/11/18	1,500,000	1,469,486
4.125%, 2/1/19	1,750,000	1,924,028
3.625%, 7/8/20	187,000	197,421
3.250%, 10/25/20	2,936,000	3,010,214
2.550%, 4/11/23	1,583,000	1,450,998

		35,228,178

Food Products (0.6%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	1,300,000	1,496,612
4.479%, 3/1/21	138,000	148,172
Bunge Ltd. Finance Corp.
5.100%, 7/15/15	488,000	519,580
4.100%, 3/15/16	250,000	263,957
8.500%, 6/15/19	565,000	699,986
Campbell Soup Co.
3.050%, 7/15/17	269,000	282,230
4.500%, 2/15/19	521,000	565,515
4.250%, 4/15/21	55,000	57,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.500%, 8/2/22	$363,000	$331,032
ConAgra Foods, Inc.
1.350%, 9/10/15	150,000	150,414
1.300%, 1/25/16	1,000,000	999,670
1.900%, 1/25/18	1,375,000	1,355,059
2.100%, 3/15/18	250,000	247,712
7.000%, 4/15/19	1,083,000	1,299,917
3.200%, 1/25/23	2,239,000	2,088,380
General Mills, Inc.
5.200%, 3/17/15	555,000	591,572
5.700%, 2/15/17	2,500,000	2,838,580
5.650%, 2/15/19	1,113,000	1,291,074
3.150%, 12/15/21	2,000,000	1,979,907
Hershey Co.
4.850%, 8/15/15	452,000	486,869
1.500%, 11/1/16	244,000	247,893
4.125%, 12/1/20	500,000	542,290
2.625%, 5/1/23	250,000	235,140
Hillshire Brands Co.
2.750%, 9/15/15	1,267,000	1,307,838
Hormel Foods Corp.
4.125%, 4/15/21	305,000	321,301
Ingredion, Inc.
3.200%, 11/1/15	324,000	337,442
1.800%, 9/25/17	250,000	245,746
4.625%, 11/1/20	269,000	283,211
J.M. Smucker Co.
3.500%, 10/15/21	683,000	685,870
Kellogg Co.
4.450%, 5/30/16	575,000	626,389
3.250%, 5/21/18	290,000	306,253
4.150%, 11/15/19	500,000	546,022
4.000%, 12/15/20	811,000	858,434
3.125%, 5/17/22	500,000	483,743
2.750%, 3/1/23	1,000,000	925,021
Kraft Foods Group, Inc.
1.625%, 6/4/15	1,000,000	1,014,198
2.250%, 6/5/17	1,000,000	1,020,850
6.125%, 8/23/18	1,138,000	1,332,148
5.375%, 2/10/20	1,163,000	1,318,563
3.500%, 6/6/22	1,611,000	1,590,985
McCormick & Co., Inc.
3.900%, 7/15/21	205,000	214,679
3.500%, 9/1/23	357,000	355,462
Mead Johnson Nutrition Co.
3.500%, 11/1/14	469,000	481,188
4.900%, 11/1/19	759,000	839,293
Mondelez International, Inc.
4.125%, 2/9/16	3,042,000	3,244,092
6.125%, 2/1/18	1,866,000	2,158,380
5.375%, 2/10/20	3,533,000	3,991,159
Tyson Foods, Inc.
4.500%, 6/15/22	1,263,000	1,296,343
Unilever Capital Corp.
2.750%, 2/10/16	700,000	729,972
0.850%, 8/2/17	1,500,000	1,460,863
4.800%, 2/15/19	1,296,000	1,468,272
2.200%, 3/6/19	500,000	502,540
4.250%, 2/10/21	350,000	378,418

		49,044,146

Household Products (0.2%)
Church & Dwight Co., Inc.
3.350%, 12/15/15	150,000	156,388
Clorox Co.
3.550%, 11/1/15	380,000	399,948
3.800%, 11/15/21	500,000	505,834
3.050%, 9/15/22	610,000	578,489
Colgate-Palmolive Co.
3.150%, 8/5/15	1,208,000	1,266,840
2.300%, 5/3/22	1,000,000	940,236
2.100%, 5/1/23	1,000,000	901,687
Energizer Holdings, Inc.
4.700%, 5/19/21	583,000	595,443
Kimberly-Clark Corp.
4.875%, 8/15/15	375,000	403,811
6.125%, 8/1/17	1,791,000	2,095,544
7.500%, 11/1/18	755,000	949,165
3.875%, 3/1/21	55,000	58,354
Procter & Gamble Co.
3.500%, 2/15/15	166,000	173,011
1.800%, 11/15/15	1,000,000	1,024,886
4.850%, 12/15/15	881,000	961,870
4.700%, 2/15/19	2,376,000	2,697,915
3.100%, 8/15/23	2,500,000	2,444,634

		16,154,055

Personal Products (0.0%)
Avon Products, Inc.
2.375%, 3/15/16	75,000	75,968
6.500%, 3/1/19	1,000,000	1,120,020
4.600%, 3/15/20	360,000	370,718
5.000%, 3/15/23	111,000	111,843

		1,678,549

Tobacco (0.3%)
Altria Group, Inc.
4.125%, 9/11/15	1,666,000	1,768,280
9.700%, 11/10/18	867,000	1,148,057
9.250%, 8/6/19	2,437,000	3,216,782
4.750%, 5/5/21	861,000	911,128
2.850%, 8/9/22	1,611,000	1,462,846
2.950%, 5/2/23	156,000	142,153
Lorillard Tobacco Co.
3.500%, 8/4/16	355,000	371,884
8.125%, 6/23/19	498,000	604,660
6.875%, 5/1/20	1,221,000	1,404,699
3.750%, 5/20/23	500,000	459,510
Philip Morris International, Inc.
2.500%, 5/16/16	600,000	623,003
1.625%, 3/20/17	250,000	252,080
1.125%, 8/21/17	1,000,000	983,550
5.650%, 5/16/18	2,510,000	2,911,419
4.500%, 3/26/20	1,000,000	1,093,929
4.125%, 5/17/21	300,000	316,608
2.500%, 8/22/22	1,000,000	921,411
2.625%, 3/6/23	1,083,000	998,848
Reynolds American, Inc.
1.050%, 10/30/15	100,000	100,054
7.625%, 6/1/16	523,000	611,752
6.750%, 6/15/17	900,000	1,040,581
3.250%, 11/1/22	649,000	598,832
4.850%, 9/15/23	1,500,000	1,553,856

		23,495,922

Total Consumer Staples		187,328,454

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Energy (3.0%)
Energy Equipment & Services (0.3%)
Baker Hughes, Inc.
3.200%, 8/15/21	$1,000,000	$1,002,584
BJ Services Co.
6.000%, 6/1/18	200,000	231,409
Cameron International Corp.
6.375%, 7/15/18	255,000	300,472
4.500%, 6/1/21	350,000	377,182
Diamond Offshore Drilling, Inc.
4.875%, 7/1/15	500,000	535,478
5.875%, 5/1/19	841,000	989,396
Ensco plc
3.250%, 3/15/16	412,000	428,454
4.700%, 3/15/21	2,166,000	2,288,968
FMC Technologies, Inc.
2.000%, 10/1/17	250,000	247,534
3.450%, 10/1/22	400,000	382,430
Halliburton Co.
2.000%, 8/1/18	250,000	249,836
6.150%, 9/15/19	1,678,000	2,013,960
3.250%, 11/15/21	305,000	303,649
3.500%, 8/1/23	700,000	693,402
Nabors Industries, Inc.
2.350%, 9/15/16§	500,000	502,464
6.150%, 2/15/18	800,000	899,710
9.250%, 1/15/19	1,166,000	1,455,774
5.000%, 9/15/20	700,000	730,114
4.625%, 9/15/21	156,000	156,158
National Oilwell Varco, Inc.
1.350%, 12/1/17	500,000	491,821
2.600%, 12/1/22	687,000	638,047
Pride International, Inc.
8.500%, 6/15/19	125,000	157,939
Rowan Cos., Inc.
7.875%, 8/1/19	316,000	382,364
4.875%, 6/1/22	47,000	48,375
Transocean, Inc.
4.950%, 11/15/15	2,385,000	2,556,750
2.500%, 10/15/17	156,000	156,166
6.000%, 3/15/18	600,000	676,905
6.500%, 11/15/20	1,122,000	1,250,712
6.375%, 12/15/21	83,000	92,474
3.800%, 10/15/22	1,055,000	991,939
Weatherford International Ltd.
5.500%, 2/15/16	597,000	644,375
6.000%, 3/15/18	319,000	354,213
9.625%, 3/1/19	1,470,000	1,839,421
5.125%, 9/15/20	1,000,000	1,044,964
4.500%, 4/15/22	250,000	247,442

		25,362,881

Oil, Gas & Consumable Fuels (2.7%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	1,584,000	1,777,438
6.375%, 9/15/17	1,500,000	1,734,726
8.700%, 3/15/19	927,000	1,194,098
Apache Corp.
5.625%, 1/15/17	778,000	881,045
1.750%, 4/15/17	500,000	506,086
3.625%, 2/1/21	1,000,000	1,021,700
3.250%, 4/15/22	500,000	489,108
2.625%, 1/15/23	1,000,000	915,489
BP Capital Markets plc
3.875%, 3/10/15	6,069,000	6,353,371
3.125%, 10/1/15	588,000	614,856
0.700%, 11/6/15	750,000	746,545
3.200%, 3/11/16	1,250,000	1,310,891
1.375%, 11/6/17	750,000	736,244
1.375%, 5/10/18	2,419,000	2,349,792
2.241%, 9/26/18	1,500,000	1,501,766
4.750%, 3/10/19	1,121,000	1,240,654
4.500%, 10/1/20	1,436,000	1,544,964
4.742%, 3/11/21	1,000,000	1,081,638
3.245%, 5/6/22	1,375,000	1,324,518
2.750%, 5/10/23	1,000,000	913,840
Buckeye Partners LP
5.500%, 8/15/19	445,000	492,760
4.875%, 2/1/21	1,331,000	1,377,097
Canadian Natural Resources Ltd.
4.900%, 12/1/14	117,000	122,524
5.700%, 5/15/17	2,006,000	2,274,570
5.900%, 2/1/18	55,000	63,102
Cenovus Energy, Inc.
5.700%, 10/15/19	1,606,000	1,825,722
3.800%, 9/15/23	500,000	491,400
Chevron Corp.
0.889%, 6/24/16	1,000,000	1,003,289
1.104%, 12/5/17	1,500,000	1,479,637
1.718%, 6/24/18	2,000,000	2,002,242
4.950%, 3/3/19	1,346,000	1,546,433
2.427%, 6/24/20	2,138,000	2,110,508
2.355%, 12/5/22	1,666,000	1,533,708
3.191%, 6/24/23	1,291,000	1,263,063
CNOOC Finance 2013 Ltd.
1.125%, 5/9/16	231,000	228,027
1.750%, 5/9/18	254,000	244,129
3.000%, 5/9/23	2,450,000	2,203,977
ConocoPhillips Co.
1.050%, 12/15/17	1,750,000	1,706,186
5.750%, 2/1/19	2,166,000	2,531,503
6.000%, 1/15/20	1,000,000	1,185,210
2.400%, 12/15/22	1,739,000	1,595,509
Devon Energy Corp.
2.400%, 7/15/16	555,000	574,041
6.300%, 1/15/19	1,000,000	1,164,385
4.000%, 7/15/21	770,000	786,166
3.250%, 5/15/22	750,000	716,581
Ecopetrol S.A.
4.250%, 9/18/18	1,000,000	1,029,700
7.625%, 7/23/19	1,747,000	2,052,725
El Paso Natural Gas Co. LLC
5.950%, 4/15/17	500,000	562,420
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	427,266
Enbridge Energy Partners LP
9.875%, 3/1/19	411,000	538,418
5.200%, 3/15/20	1,081,000	1,162,282
4.200%, 9/15/21	500,000	504,346
Enbridge, Inc.
4.900%, 3/1/15	500,000	527,841
5.600%, 4/1/17	111,000	123,470
EnCana Corp.
5.900%, 12/1/17	1,624,000	1,865,982
6.500%, 5/15/19	573,000	680,783
Energy Transfer Partners LP
6.700%, 7/1/18	844,000	988,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
9.700%, 3/15/19	$346,000	$449,105
9.000%, 4/15/19	866,000	1,099,226
4.150%, 10/1/20	800,000	820,467
4.650%, 6/1/21	250,000	257,788
5.200%, 2/1/22	1,000,000	1,062,550
3.600%, 2/1/23	1,083,000	1,007,998
Enterprise Products Operating LLC
5.600%, 10/15/14	574,000	602,101
5.000%, 3/1/15	1,000,000	1,057,165
1.250%, 8/13/15	1,505,000	1,511,206
3.200%, 2/1/16	2,000,000	2,097,308
6.300%, 9/15/17	55,000	63,842
6.650%, 4/15/18	2,000,000	2,362,584
5.250%, 1/31/20	111,000	123,667
5.200%, 9/1/20	1,500,000	1,673,164
4.050%, 2/15/22	500,000	506,958
3.350%, 3/15/23	1,267,000	1,196,155
EOG Resources, Inc.
2.950%, 6/1/15	1,888,000	1,958,673
5.625%, 6/1/19	1,005,000	1,169,975
4.100%, 2/1/21	1,625,000	1,716,876
EQT Corp.
6.500%, 4/1/18	500,000	567,601
8.125%, 6/1/19	982,000	1,184,248
4.875%, 11/15/21	156,000	161,196
Gulf South Pipeline Co. LP
4.000%, 6/15/22	750,000	754,245
Hess Corp.
8.125%, 2/15/19	1,073,000	1,338,900
Husky Energy, Inc.
7.250%, 12/15/19	228,000	279,120
3.950%, 4/15/22	2,000,000	2,004,131
Kinder Morgan Energy Partners LP
5.625%, 2/15/15	1,190,000	1,264,980
6.000%, 2/1/17	618,000	699,999
2.650%, 2/1/19	500,000	495,029
9.000%, 2/1/19	748,000	955,547
6.850%, 2/15/20	1,061,000	1,256,842
5.300%, 9/15/20	135,000	147,913
5.800%, 3/1/21	1,000,000	1,121,772
4.150%, 3/1/22	500,000	499,974
3.950%, 9/1/22	750,000	739,033
3.450%, 2/15/23	500,000	466,829
Magellan Midstream Partners LP
6.550%, 7/15/19	242,000	288,177
4.250%, 2/1/21	579,000	610,470
Marathon Oil Corp.
0.900%, 11/1/15	950,000	948,700
6.000%, 10/1/17	500,000	577,826
5.900%, 3/15/18	228,000	262,281
2.800%, 11/1/22	763,000	710,434
Marathon Petroleum Corp.
3.500%, 3/1/16	1,775,000	1,863,464
5.125%, 3/1/21	346,000	373,252
Murphy Oil Corp.
3.700%, 12/1/22	1,125,000	1,044,158
Nexen, Inc.
6.200%, 7/30/19	500,000	584,235
Noble Energy, Inc.
8.250%, 3/1/19	909,000	1,134,568
4.150%, 12/15/21	156,000	162,470
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	521,185
3.050%, 3/1/16	55,000	56,820
2.500%, 3/15/17	400,000	400,896
4.900%, 8/1/20	588,000	616,549
4.625%, 3/1/21	1,125,000	1,151,395
Occidental Petroleum Corp.
2.500%, 2/1/16	355,000	367,695
4.125%, 6/1/16	806,000	870,205
1.750%, 2/15/17	400,000	403,400
1.500%, 2/15/18	500,000	492,340
4.100%, 2/1/21	1,861,000	1,955,280
3.125%, 2/15/22	1,500,000	1,450,103
2.700%, 2/15/23	1,156,000	1,067,052
ONEOK Partners LP
3.250%, 2/1/16	255,000	264,826
3.200%, 9/15/18	1,500,000	1,528,877
8.625%, 3/1/19	1,557,000	1,964,752
3.375%, 10/1/22	83,000	76,636
5.000%, 9/15/23	1,000,000	1,027,596
PC Financial Partnership
5.000%, 11/15/14	600,000	628,106
Petrobras Global Finance B.V.
2.000%, 5/20/16	444,000	440,950
3.000%, 1/15/19	2,000,000	1,885,000
4.375%, 5/20/23	2,666,000	2,435,124
Petrobras International Finance Co.
3.875%, 1/27/16	3,294,000	3,397,662
6.125%, 10/6/16	846,000	922,318
3.500%, 2/6/17	1,138,000	1,154,877
5.875%, 3/1/18	346,000	372,469
7.875%, 3/15/19	2,127,000	2,442,860
5.750%, 1/20/20	5,443,000	5,682,274
5.375%, 1/27/21	3,857,000	3,878,676
Petrohawk Energy Corp.
6.250%, 6/1/19	1,138,000	1,255,007
Petroleos Mexicanos
4.875%, 3/15/15	3,138,000	3,298,415
3.500%, 7/18/18	1,000,000	1,008,750
8.000%, 5/3/19	1,721,000	2,080,689
6.000%, 3/5/20	3,099,000	3,450,736
4.875%, 1/24/22	1,500,000	1,539,150
3.500%, 1/30/23	2,280,000	2,069,100
Phillips 66
2.950%, 5/1/17	1,794,000	1,853,725
4.300%, 4/1/22	2,138,000	2,187,754
Pioneer Natural Resources Co.
6.650%, 3/15/17	1,500,000	1,729,824
7.500%, 1/15/20	138,000	170,569
Plains All American Pipeline LP/Plains All American Finance Corp.
3.950%, 9/15/15	1,055,000	1,116,145
6.500%, 5/1/18	477,000	563,761
8.750%, 5/1/19	359,000	461,308
5.000%, 2/1/21	1,000,000	1,092,369
Plains Exploration & Production Co.
6.500%, 11/15/20	138,000	148,317
Southwestern Energy Co.
4.100%, 3/15/22	1,600,000	1,602,431
Spectra Energy Capital LLC
6.200%, 4/15/18	984,000	1,128,222
8.000%, 10/1/19	345,000	423,975
3.300%, 3/15/23	500,000	446,461
Spectra Energy Partners LP
2.950%, 9/25/18	1,400,000	1,426,304
Statoil ASA
2.900%, 10/15/14	1,138,000	1,166,772

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
3.125%, 8/17/17	$1,062,000	$1,126,408
1.150%, 5/15/18	1,500,000	1,445,772
5.250%, 4/15/19	1,294,000	1,475,392
3.150%, 1/23/22	1,000,000	987,042
2.450%, 1/17/23	500,000	458,574
Suncor Energy, Inc.
6.100%, 6/1/18	1,791,000	2,098,234
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	750,000	694,653
Talisman Energy, Inc.
7.750%, 6/1/19	1,345,000	1,629,512
Tennessee Gas Pipeline Co. LLC
7.500%, 4/1/17	55,000	65,121
Total Capital Canada Ltd.
1.450%, 1/15/18	1,083,000	1,072,341
2.750%, 7/15/23	1,000,000	928,227
Total Capital International S.A.
0.750%, 1/25/16	1,000,000	999,037
1.000%, 8/12/16	1,000,000	1,002,190
1.550%, 6/28/17	1,000,000	1,003,858
2.875%, 2/17/22	138,000	132,420
2.700%, 1/25/23	1,187,000	1,105,545
Total Capital S.A.
3.000%, 6/24/15	500,000	520,720
3.125%, 10/2/15	788,000	826,213
2.300%, 3/15/16	2,500,000	2,588,214
2.125%, 8/10/18	1,000,000	1,004,647
4.450%, 6/24/20	736,000	808,756
4.125%, 1/28/21	1,055,000	1,124,269
4.250%, 12/15/21	500,000	530,034
TransCanada PipeLines Ltd.
0.875%, 3/2/15	350,000	350,748
3.400%, 6/1/15	1,611,000	1,681,086
0.750%, 1/15/16	500,000	496,250
7.125%, 1/15/19	1,248,000	1,532,094
3.800%, 10/1/20	1,298,000	1,359,077
2.500%, 8/1/22	805,000	741,797
6.350%, 5/15/67(l)	1,282,000	1,333,280
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	55,000	64,888
Valero Energy Corp.
4.500%, 2/1/15	121,000	126,832
6.125%, 6/15/17	500,000	571,044
9.375%, 3/15/19	465,000	600,815
6.125%, 2/1/20	1,154,000	1,324,913
Western Gas Partners LP
4.000%, 7/1/22	500,000	486,037
Williams Cos., Inc.
3.700%, 1/15/23	500,000	454,717
Williams Partners LP
3.800%, 2/15/15	474,000	490,525
5.250%, 3/15/20	1,640,000	1,765,047
4.125%, 11/15/20	250,000	251,221
4.000%, 11/15/21	750,000	737,073
3.350%, 8/15/22	1,111,000	1,022,025
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	329,000	380,915
XTO Energy, Inc.
6.250%, 8/1/17	1,083,000	1,282,311

		220,814,248

Total Energy		246,177,129

Financials (12.9%)
Capital Markets (2.2%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	55,000	60,428
7.300%, 6/28/19	1,611,000	2,008,534
5.300%, 3/15/20	156,000	177,275
Bank of New York Mellon Corp.
1.200%, 2/20/15	2,827,000	2,857,542
2.950%, 6/18/15	2,000,000	2,081,957
0.700%, 10/23/15	1,094,000	1,092,587
2.500%, 1/15/16	166,000	171,694
0.700%, 3/4/16	1,000,000	996,258
1.300%, 1/25/18	250,000	244,583
4.150%, 2/1/21	2,098,000	2,257,547
3.550%, 9/23/21	705,000	722,527
BlackRock, Inc.
3.500%, 12/10/14	1,684,000	1,743,398
1.375%, 6/1/15	1,000,000	1,014,334
5.000%, 12/10/19	1,384,000	1,570,225
3.375%, 6/1/22	500,000	498,506
Charles Schwab Corp.
4.450%, 7/22/20	805,000	875,285
3.225%, 9/1/22	1,152,000	1,096,641
Credit Suisse AG/New York
3.500%, 3/23/15	4,050,000	4,217,653
5.300%, 8/13/19	1,346,000	1,527,412
5.400%, 1/14/20	1,000,000	1,098,008
4.375%, 8/5/20	2,600,000	2,805,107
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	316,510
5.125%, 8/15/15	932,000	1,006,651
Credit Suisse USA, Inc.
5.375%, 3/2/16	166,000	183,404
5.850%, 8/16/16	1,318,000	1,493,572
Deutsche Bank AG
4.296%, 5/24/28(l)	1,700,000	1,535,369
Deutsche Bank AG/London
3.450%, 3/30/15	1,457,000	1,512,368
3.250%, 1/11/16	2,000,000	2,092,640
6.000%, 9/1/17	1,872,000	2,144,082
Deutsche Bank Financial LLC
5.375%, 3/2/15	562,000	590,947
Eaton Vance Corp.
6.500%, 10/2/17	33,000	38,101
3.625%, 6/15/23	500,000	488,285
Franklin Resources, Inc.
3.125%, 5/20/15	1,155,000	1,198,550
Goldman Sachs Group, Inc.
5.125%, 1/15/15	2,188,000	2,303,089
3.300%, 5/3/15	138,000	142,692
3.700%, 8/1/15	3,166,000	3,309,567
1.600%, 11/23/15	5,000,000	5,035,452
5.350%, 1/15/16	2,494,000	2,714,397
3.625%, 2/7/16	3,000,000	3,151,047
5.750%, 10/1/16	375,000	418,635
5.625%, 1/15/17	2,364,000	2,608,298
6.250%, 9/1/17	2,219,000	2,534,190
5.950%, 1/18/18	6,451,000	7,318,506
2.375%, 1/22/18	638,000	634,673
6.150%, 4/1/18	1,021,000	1,168,547
2.900%, 7/19/18	3,000,000	3,018,131
7.500%, 2/15/19	2,999,000	3,632,018
5.375%, 3/15/20	3,415,000	3,763,863
6.000%, 6/15/20	1,428,000	1,620,296

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.250%, 7/27/21	$1,726,000	$1,873,801
5.750%, 1/24/22	4,221,000	4,661,668
3.625%, 1/22/23	2,177,000	2,078,379
Jefferies Group LLC
3.875%, 11/9/15	1,250,000	1,303,507
5.125%, 4/13/18	346,000	371,523
8.500%, 7/15/19	1,446,000	1,750,299
5.125%, 1/20/23	117,000	117,630
Lazard Group LLC
7.125%, 5/15/15	400,000	433,000
Legg Mason, Inc.
5.500%, 5/21/19	500,000	543,921
Mellon Funding Corp.
5.000%, 12/1/14	673,000	705,896
5.500%, 11/15/18	1,000,000	1,145,059
Merrill Lynch & Co., Inc.
5.300%, 9/30/15	1,000,000	1,074,955
6.050%, 5/16/16	2,807,000	3,089,594
5.700%, 5/2/17	2,221,000	2,447,701
6.400%, 8/28/17	2,147,000	2,464,465
6.875%, 4/25/18	3,953,000	4,658,811
6.875%, 11/15/18	130,000	154,180
Morgan Stanley
4.100%, 1/26/15	4,138,000	4,292,705
6.000%, 4/28/15	2,666,000	2,858,101
4.000%, 7/24/15	1,500,000	1,565,665
5.375%, 10/15/15	2,522,000	2,712,901
1.750%, 2/25/16	308,000	309,142
3.800%, 4/29/16	150,000	157,510
5.750%, 10/18/16	1,276,000	1,423,469
4.750%, 3/22/17	656,000	709,312
5.550%, 4/27/17	7,026,000	7,786,728
6.625%, 4/1/18	2,848,000	3,304,111
2.125%, 4/25/18	4,504,000	4,389,813
7.300%, 5/13/19	2,383,000	2,859,293
5.625%, 9/23/19	2,039,000	2,278,747
5.500%, 1/26/20	138,000	152,268
5.500%, 7/24/20	1,522,000	1,673,053
5.750%, 1/25/21	3,978,000	4,428,040
5.500%, 7/28/21	2,076,000	2,275,630
4.875%, 11/1/22	312,000	313,466
3.750%, 2/25/23	3,260,000	3,135,816
4.100%, 5/22/23	1,888,000	1,758,913
Nomura Holdings, Inc.
5.000%, 3/4/15	886,000	929,169
4.125%, 1/19/16	3,055,000	3,189,037
2.000%, 9/13/16	55,000	54,932
6.700%, 3/4/20	892,000	1,018,084
Northern Trust Corp.
3.450%, 11/4/20	783,000	811,133
3.375%, 8/23/21	375,000	380,944
2.375%, 8/2/22	500,000	467,841
Raymond James Financial, Inc.
4.250%, 4/15/16	250,000	264,547
8.600%, 8/15/19	394,000	493,377
TD Ameritrade Holding Corp.
4.150%, 12/1/14	735,000	764,819
5.600%, 12/1/19	55,000	63,616
UBS AG/Connecticut
3.875%, 1/15/15	3,250,000	3,380,864
5.875%, 7/15/16	888,000	983,226
5.875%, 12/20/17	2,275,000	2,628,007
5.750%, 4/25/18	839,000	967,614
4.875%, 8/4/20	1,714,000	1,906,827

		180,654,490

Commercial Banks (4.2%)
American Express Bank FSB
6.000%, 9/13/17	500,000	581,204
Associated Banc-Corp.
5.125%, 3/28/16	500,000	539,352
Australia & New Zealand Banking Group Ltd./New York
0.900%, 2/12/16	1,000,000	997,351
1.875%, 10/6/17	500,000	502,274
1.450%, 5/15/18	750,000	724,915
Banco do Brasil S.A./Cayman Islands
3.875%, 10/10/22	1,500,000	1,305,000
Bancolombia S.A.
4.250%, 1/12/16	700,000	721,084
5.950%, 6/3/21	500,000	511,200
Bank of Montreal
1.300%, 7/15/16	1,500,000	1,504,206
2.500%, 1/11/17	1,000,000	1,032,047
1.400%, 9/11/17	1,611,000	1,586,936
1.450%, 4/9/18	1,000,000	976,796
2.550%, 11/6/22	1,166,000	1,079,410
Bank of Nova Scotia
1.850%, 1/12/15	500,000	508,132
3.400%, 1/22/15	1,643,000	1,702,989
2.050%, 10/7/15	3,000,000	3,066,537
0.950%, 3/15/16	600,000	598,483
2.900%, 3/29/16	1,381,000	1,443,515
1.375%, 7/15/16	2,000,000	2,012,908
1.450%, 4/25/18	1,083,000	1,060,878
4.375%, 1/13/21	1,083,000	1,164,532
Barclays Bank plc
2.750%, 2/23/15	194,000	198,818
3.900%, 4/7/15	2,150,000	2,243,291
5.000%, 9/22/16	2,000,000	2,207,148
5.125%, 1/8/20	1,200,000	1,332,168
5.140%, 10/14/20	2,169,000	2,266,653
BB&T Corp.
5.200%, 12/23/15	35,000	38,192
3.200%, 3/15/16	1,478,000	1,552,729
3.950%, 4/29/16	954,000	1,021,011
4.900%, 6/30/17	693,000	766,226
1.600%, 8/15/17	1,200,000	1,190,875
2.050%, 6/19/18	850,000	848,049
6.850%, 4/30/19	55,000	66,897
5.250%, 11/1/19	460,000	513,489
3.950%, 3/22/22	183,000	182,707
BBVA Senior Finance S.A.U.
4.664%, 10/9/15	1,350,000	1,406,487
BNP Paribas S.A.
3.250%, 3/11/15	4,776,000	4,942,129
2.375%, 9/14/17	1,000,000	1,010,917
2.700%, 8/20/18	2,000,000	2,019,076
5.000%, 1/15/21	2,413,000	2,610,767
3.250%, 3/3/23	583,000	542,686
Branch Banking & Trust Co.
1.450%, 10/3/16	1,000,000	1,007,855
2.300%, 10/15/18	1,000,000	1,004,811
Canadian Imperial Bank of Commerce
0.900%, 10/1/15	1,000,000	1,002,223
2.350%, 12/11/15	1,000,000	1,032,122
1.350%, 7/18/16	1,111,000	1,118,127

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.550%, 1/23/18	$55,000	$53,937
Capital One Bank USA N.A.
1.500%, 3/22/18	1,000,000	970,431
8.800%, 7/15/19	1,787,000	2,286,417
3.375%, 2/15/23	1,000,000	933,864
Comerica Bank
5.750%, 11/21/16	250,000	282,747
Comerica, Inc.
4.800%, 5/1/15	62,000	65,490
3.000%, 9/16/15	1,000,000	1,043,481
Commonwealth Bank of Australia/New York
1.950%, 3/16/15	997,000	1,015,525
1.250%, 9/18/15	1,250,000	1,260,637
1.900%, 9/18/17	1,250,000	1,251,745
2.500%, 9/20/18	1,000,000	1,009,417
Compass Bank
6.400%, 10/1/17	300,000	325,995
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
2.125%, 10/13/15	2,611,000	2,669,433
3.375%, 1/19/17	1,194,000	1,265,922
1.700%, 3/19/18	1,000,000	986,980
4.500%, 1/11/21	1,500,000	1,576,394
3.875%, 2/8/22	2,588,000	2,579,616
3.950%, 11/9/22	1,000,000	952,561
Corpbanca S.A.
3.125%, 1/15/18	500,000	458,125
Discover Bank/Delaware
7.000%, 4/15/20	1,000,000	1,179,375
4.200%, 8/8/23	550,000	546,153
Fifth Third Bancorp
3.625%, 1/25/16	1,861,000	1,963,352
5.450%, 1/15/17	55,000	60,915
4.500%, 6/1/18	1,000,000	1,079,262
Fifth Third Bank/Ohio
4.750%, 2/1/15	1,000,000	1,047,539
1.450%, 2/28/18	300,000	291,086
First Horizon National Corp.
5.375%, 12/15/15	1,111,000	1,202,224
First Niagara Financial Group, Inc.
7.250%, 12/15/21	500,000	579,347
Glitnir Banki hf
0.000%, 10/15/08(h)*§	4,650,000	1,348,500
HSBC Bank USA N.A.
4.875%, 8/24/20	1,000,000	1,074,191
HSBC Bank USA/New York
6.000%, 8/9/17	750,000	851,891
HSBC Holdings plc
5.100%, 4/5/21	2,611,000	2,873,826
4.875%, 1/14/22	638,000	690,144
4.000%, 3/30/22	1,500,000	1,528,160
Huntington Bancshares, Inc./Ohio
2.600%, 8/2/18	750,000	751,016
7.000%, 12/15/20	80,000	94,551
Intesa Sanpaolo S.p.A.
3.125%, 1/15/16	1,200,000	1,200,819
3.875%, 1/16/18	1,505,000	1,477,857
KeyBank N.A./Ohio
1.650%, 2/1/18	2,000,000	1,963,820
KeyCorp
3.750%, 8/13/15	500,000	525,356
5.100%, 3/24/21	1,263,000	1,388,424
KfW
4.125%, 10/15/14	4,958,000	5,149,750
2.750%, 10/21/14	1,000,000	1,025,244
0.283%, 11/3/14	4,000,000	3,998,523
1.000%, 1/12/15	4,000,000	4,024,756
2.625%, 3/3/15	4,498,000	4,640,659
0.625%, 4/24/15	2,138,000	2,142,448
0.500%, 9/30/15	5,000,000	4,998,550
2.625%, 2/16/16	5,581,000	5,835,368
5.125%, 3/14/16	3,553,000	3,933,348
0.500%, 4/19/16	5,845,000	5,817,766
4.875%, 1/17/17	2,965,000	3,328,705
1.250%, 2/15/17	588,000	591,565
0.875%, 9/5/17	2,000,000	1,963,480
4.375%, 3/15/18	3,000,000	3,357,595
1.000%, 6/11/18	2,000,000	1,948,590
4.500%, 7/16/18	2,385,000	2,691,744
4.875%, 6/17/19	1,721,000	1,986,828
4.000%, 1/27/20	8,315,000	9,165,471
2.750%, 9/8/20	2,212,000	2,264,465
2.750%, 10/1/20	3,000,000	3,061,621
2.375%, 8/25/21	1,500,000	1,471,136
2.625%, 1/25/22	2,776,000	2,756,689
2.000%, 10/4/22	2,312,000	2,146,973
2.125%, 1/17/23	3,194,000	2,986,688
Korea Development Bank
3.000%, 3/17/19	1,000,000	1,003,015
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	107,971
Landwirtschaftliche Rentenbank
3.125%, 7/15/15	2,000,000	2,090,767
2.500%, 2/15/16	2,221,000	2,312,604
2.125%, 7/15/16	187,000	193,466
5.125%, 2/1/17	2,005,000	2,271,006
0.875%, 9/12/17	1,000,000	983,934
2.375%, 9/13/17	1,000,000	1,041,462
1.000%, 4/4/18	3,250,000	3,177,924
1.375%, 10/23/19	804,000	771,797
Lloyds Bank plc
4.200%, 3/28/17	1,500,000	1,610,284
6.375%, 1/21/21	1,000,000	1,158,270
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	589,215
1.450%, 3/7/18	1,000,000	979,318
National Australia Bank Ltd./New York
2.000%, 3/9/15	1,000,000	1,019,113
1.600%, 8/7/15	700,000	709,456
1.300%, 7/25/16	500,000	502,245
2.750%, 3/9/17	1,800,000	1,850,768
2.300%, 7/25/18	1,250,000	1,256,587
3.000%, 1/20/23	1,350,000	1,259,754
National Bank of Canada
1.500%, 6/26/15	1,000,000	1,012,995
National City Corp.
4.900%, 1/15/15	520,000	546,661
Oesterreichische Kontrollbank AG
4.500%, 3/9/15	62,000	65,517
1.125%, 7/6/15	1,500,000	1,513,963
4.875%, 2/16/16	2,289,000	2,510,415
5.000%, 4/25/17	1,346,000	1,526,433
1.125%, 5/29/18	2,000,000	1,961,637
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,108,268
2.950%, 1/30/23	250,000	230,889
3.800%, 7/25/23	1,000,000	979,788

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
PNC Financial Services Group, Inc.
2.854%, 11/9/22(e)	$2,000,000	$1,846,582
PNC Funding Corp.
3.625%, 2/8/15	1,762,000	1,829,682
4.250%, 9/21/15	1,000,000	1,064,470
5.250%, 11/15/15	125,000	135,437
2.700%, 9/19/16	938,000	976,231
5.625%, 2/1/17	1,938,000	2,159,751
6.700%, 6/10/19	500,000	595,054
5.125%, 2/8/20	802,000	892,363
4.375%, 8/11/20	1,839,000	1,963,437
Regions Financial Corp.
5.750%, 6/15/15	1,000,000	1,071,875
2.000%, 5/15/18	583,000	564,053
Royal Bank of Canada
1.150%, 3/13/15	150,000	151,252
0.550%, 5/1/15	1,000,000	998,849
0.800%, 10/30/15	2,000,000	1,998,907
2.625%, 12/15/15	1,416,000	1,470,095
0.850%, 3/8/16	833,000	829,044
2.300%, 7/20/16	2,366,000	2,443,459
1.500%, 1/16/18	2,000,000	1,972,643
2.200%, 7/27/18	2,000,000	2,004,748
Royal Bank of Scotland Group plc
4.875%, 3/16/15	1,976,000	2,082,175
2.550%, 9/18/15	500,000	510,099
6.400%, 10/21/19	1,010,000	1,148,006
Royal Bank of Scotland plc
3.950%, 9/21/15	1,694,000	1,779,658
4.375%, 3/16/16	1,500,000	1,600,750
5.625%, 8/24/20	1,294,000	1,420,567
Santander Holdings USA, Inc./Pennsylvania
3.000%, 9/24/15	1,100,000	1,130,845
4.625%, 4/19/16	245,000	260,420
Societe Generale S.A.
2.750%, 10/12/17	750,000	768,581
2.625%, 10/1/18	1,000,000	1,003,814
Sumitomo Mitsui Banking Corp.
1.350%, 7/18/15	750,000	756,945
0.900%, 1/18/16	350,000	348,598
1.450%, 7/19/16	1,000,000	1,004,600
1.800%, 7/18/17	1,000,000	996,120
1.500%, 1/18/18	500,000	486,947
2.500%, 7/19/18	250,000	253,508
3.200%, 7/18/22	750,000	724,233
3.000%, 1/18/23	1,000,000	939,162
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15	31,000	33,193
3.600%, 4/15/16	1,205,000	1,268,937
3.500%, 1/20/17	156,000	164,007
6.000%, 9/11/17	500,000	572,388
7.250%, 3/15/18	946,000	1,124,901
SVB Financial Group
5.375%, 9/15/20	160,000	176,317
Svenska Handelsbanken AB
3.125%, 7/12/16	1,250,000	1,308,424
1.625%, 3/21/18	1,000,000	979,827
2.500%, 1/25/19	3,000,000	3,009,424
Toronto-Dominion Bank
2.500%, 7/14/16	1,471,000	1,527,862
1.500%, 9/9/16	750,000	759,919
2.375%, 10/19/16	1,305,000	1,345,209
1.400%, 4/30/18	1,000,000	974,885
2.625%, 9/10/18	1,000,000	1,017,796
U.S. Bancorp/Minnesota
3.150%, 3/4/15	611,000	633,712
2.450%, 7/27/15	1,055,000	1,088,627
3.442%, 2/1/16	1,083,000	1,131,868
2.200%, 11/15/16	312,000	321,385
4.125%, 5/24/21	1,000,000	1,060,979
3.000%, 3/15/22	638,000	620,767
2.950%, 7/15/22	2,069,000	1,947,931
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,500,000	1,571,810
4.800%, 4/15/15	117,000	124,161
3.778%, 4/29/20(l)	1,000,000	1,032,500
Union Bank N.A.
3.000%, 6/6/16	1,000,000	1,047,235
1.500%, 9/26/16	343,000	344,859
2.625%, 9/26/18	1,000,000	1,018,071
UnionBanCal Corp.
3.500%, 6/18/22	2,111,000	2,070,277
Wachovia Bank N.A.
6.000%, 11/15/17	500,000	576,313
Wachovia Corp.
5.625%, 10/15/16	1,447,000	1,621,877
5.750%, 6/15/17	422,000	481,571
5.750%, 2/1/18	4,012,000	4,621,598
Wells Fargo & Co.
3.750%, 10/1/14	2,154,000	2,224,327
5.000%, 11/15/14	500,000	523,826
3.625%, 4/15/15	4,111,000	4,292,867
1.500%, 7/1/15	3,776,000	3,820,431
1.250%, 7/20/16	1,500,000	1,500,742
5.125%, 9/15/16	255,000	281,972
2.625%, 12/15/16	2,000,000	2,083,129
2.100%, 5/8/17	111,000	113,229
5.625%, 12/11/17	3,356,000	3,857,388
1.500%, 1/16/18	1,006,000	992,953
4.600%, 4/1/21	2,000,000	2,173,061
3.500%, 3/8/22	1,732,000	1,737,602
3.450%, 2/13/23	1,656,000	1,551,454
4.125%, 8/15/23	3,000,000	2,940,983
Wells Fargo Bank N.A.
0.750%, 7/20/15	1,500,000	1,502,913
Westpac Banking Corp.
4.200%, 2/27/15	1,221,000	1,282,293
3.000%, 8/4/15	4,062,000	4,235,772
1.125%, 9/25/15	1,000,000	1,006,330
0.950%, 1/12/16	1,500,000	1,500,296
2.000%, 8/14/17	1,611,000	1,623,862
1.600%, 1/12/18	500,000	492,612
4.625%, 6/1/18	62,000	67,109
4.875%, 11/19/19	1,666,000	1,860,553
Zions Bancorp
7.750%, 9/23/14	55,000	58,337
4.500%, 6/13/23	500,000	488,466

		338,059,308

Consumer Finance (1.3%)
American Express Centurion Bank
0.875%, 11/13/15	1,100,000	1,099,892
6.000%, 9/13/17	1,250,000	1,445,851
American Express Co.
6.150%, 8/28/17	304,000	354,595
7.000%, 3/19/18	3,810,000	4,594,664
1.550%, 5/22/18	2,000,000	1,957,839
8.125%, 5/20/19	1,145,000	1,497,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.650%, 12/2/22	$1,420,000	$1,301,194
6.800%, 9/1/66(l)	83,000	87,980
American Express Credit Corp.
1.750%, 6/12/15	1,726,000	1,755,280
2.750%, 9/15/15	3,138,000	3,255,861
2.800%, 9/19/16	138,000	144,493
2.375%, 3/24/17	1,000,000	1,027,966
Capital One Financial Corp.
2.150%, 3/23/15	833,000	846,172
5.500%, 6/1/15	500,000	534,966
3.150%, 7/15/16	300,000	313,631
6.150%, 9/1/16	624,000	699,285
6.750%, 9/15/17	1,457,000	1,721,228
4.750%, 7/15/21	500,000	530,113
Caterpillar Financial Services Corp.
1.050%, 3/26/15	1,500,000	1,511,532
2.750%, 6/24/15	2,055,000	2,130,979
0.700%, 2/26/16	1,183,000	1,177,923
5.500%, 3/15/16	125,000	138,878
2.050%, 8/1/16	1,611,000	1,654,028
1.750%, 3/24/17	500,000	505,202
1.250%, 11/6/17	250,000	245,574
1.300%, 3/1/18	1,000,000	975,868
5.450%, 4/15/18	1,000,000	1,150,580
7.150%, 2/15/19	2,341,000	2,895,544
2.850%, 6/1/22	500,000	478,292
2.625%, 3/1/23	1,000,000	921,488
Discover Financial Services
6.450%, 6/12/17	498,000	566,164
5.200%, 4/27/22	55,000	57,303
3.850%, 11/21/22	1,144,000	1,087,601
Ford Motor Credit Co. LLC
2.750%, 5/15/15	5,626,000	5,730,081
2.500%, 1/15/16	2,950,000	2,996,020
1.700%, 5/9/16	1,250,000	1,244,250
3.984%, 6/15/16	166,000	175,362
8.000%, 12/15/16	138,000	163,548
4.250%, 2/3/17	300,000	319,560
3.000%, 6/12/17	4,776,000	4,883,938
2.375%, 1/16/18	1,382,000	1,370,115
5.875%, 8/2/21	5,626,000	6,231,357
4.250%, 9/20/22	2,700,000	2,706,156
HSBC Finance Corp.
5.000%, 6/30/15	1,122,000	1,194,251
5.500%, 1/19/16	2,219,000	2,423,486
6.676%, 1/15/21	3,692,000	4,213,949
HSBC USA, Inc.
2.375%, 2/13/15	2,000,000	2,041,651
1.625%, 1/16/18	850,000	832,456
5.000%, 9/27/20	650,000	697,138
John Deere Capital Corp.
1.250%, 12/2/14	500,000	505,392
2.950%, 3/9/15	500,000	517,522
0.875%, 4/17/15	1,500,000	1,508,123
0.950%, 6/29/15	1,000,000	1,006,614
0.700%, 9/4/15	1,000,000	1,001,692
5.500%, 4/13/17	208,000	235,413
2.800%, 9/18/17	1,276,000	1,334,018
1.200%, 10/10/17	1,000,000	986,992
1.300%, 3/12/18	1,083,000	1,060,938
5.750%, 9/10/18	1,108,000	1,293,100
2.250%, 4/17/19	500,000	500,641
3.900%, 7/12/21	350,000	367,047
3.150%, 10/15/21	500,000	496,933
2.750%, 3/15/22	1,000,000	953,413
PACCAR Financial Corp.
0.750%, 8/14/15	500,000	501,950
0.700%, 11/16/15	250,000	249,636
0.800%, 2/8/16	1,000,000	998,820
1.600%, 3/15/17	750,000	751,765
Toyota Motor Credit Corp.
1.250%, 11/17/14	55,000	55,529
1.000%, 2/17/15	1,000,000	1,007,416
3.200%, 6/17/15	611,000	638,377
0.875%, 7/17/15	1,800,000	1,810,854
2.800%, 1/11/16	2,167,000	2,255,758
0.800%, 5/17/16	1,094,000	1,090,427
2.000%, 9/15/16	805,000	826,817
2.050%, 1/12/17	1,000,000	1,023,510
1.750%, 5/22/17	1,166,000	1,175,698
1.250%, 10/5/17	1,500,000	1,479,120
1.375%, 1/10/18	1,000,000	982,267
4.500%, 6/17/20	300,000	329,485
4.250%, 1/11/21	1,300,000	1,403,894
3.400%, 9/15/21	916,000	917,238
3.300%, 1/12/22	156,000	153,871
2.625%, 1/10/23	1,083,000	1,006,504

		106,315,232

Diversified Financial Services (3.1%)
Alterra Finance LLC
6.250%, 9/30/20	500,000	566,812
Associates Corp. of North America
6.950%, 11/1/18	62,000	73,583
Bank of America Corp.
4.500%, 4/1/15	3,555,000	3,732,787
4.750%, 8/1/15	185,000	196,688
3.700%, 9/1/15	1,500,000	1,568,076
1.500%, 10/9/15	1,000,000	1,005,014
5.250%, 12/1/15	2,062,000	2,229,816
1.250%, 1/11/16	2,367,000	2,363,151
3.750%, 7/12/16	95,000	100,779
6.500%, 8/1/16	3,560,000	4,036,749
5.625%, 10/14/16	2,611,000	2,908,989
3.875%, 3/22/17	1,000,000	1,062,780
6.000%, 9/1/17	5,060,000	5,747,985
5.750%, 12/1/17	1,500,000	1,693,809
2.000%, 1/11/18	1,283,000	1,261,548
5.650%, 5/1/18	4,289,000	4,834,160
7.625%, 6/1/19	3,439,000	4,215,451
5.625%, 7/1/20	5,310,000	5,944,158
5.000%, 5/13/21	1,275,000	1,370,859
5.700%, 1/24/22	2,500,000	2,800,471
3.300%, 1/11/23	4,166,000	3,905,698
4.100%, 7/24/23	2,000,000	1,985,536
Bank of America N.A.
5.300%, 3/15/17	1,300,000	1,433,762
Bear Stearns Cos. LLC
5.700%, 11/15/14	333,000	351,201
5.300%, 10/30/15	648,000	701,423
5.550%, 1/22/17	2,721,000	3,025,151
6.400%, 10/2/17	1,346,000	1,568,934
7.250%, 2/1/18	2,070,000	2,478,403
4.650%, 7/2/18	125,000	136,354
Boeing Capital Corp.
2.125%, 8/15/16	1,550,000	1,602,311
2.900%, 8/15/18	156,000	163,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup, Inc.
5.500%, 10/15/14	$1,235,000	$1,294,059
6.010%, 1/15/15	276,000	293,769
4.750%, 5/19/15	111,000	117,530
2.250%, 8/7/15	1,083,000	1,104,083
4.587%, 12/15/15	7,219,000	7,728,094
5.300%, 1/7/16	156,000	168,791
1.300%, 4/1/16	1,062,000	1,059,556
3.953%, 6/15/16	3,000,000	3,191,291
1.700%, 7/25/16	1,150,000	1,154,026
5.850%, 8/2/16	321,000	358,837
5.500%, 2/15/17	1,583,000	1,734,759
6.125%, 11/21/17	6,293,000	7,248,343
1.750%, 5/1/18	1,156,000	1,121,504
6.125%, 5/15/18	2,389,000	2,761,326
2.500%, 9/26/18	3,000,000	2,981,347
8.500%, 5/22/19	4,138,000	5,282,157
5.375%, 8/9/20	2,117,000	2,371,219
4.500%, 1/14/22	111,000	116,333
4.050%, 7/30/22	150,000	145,712
3.375%, 3/1/23	1,083,000	1,027,306
3.500%, 5/15/23	1,000,000	905,545
CME Group, Inc./Illinois
3.000%, 9/15/22	500,000	476,000
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	957,000	1,087,004
General Electric Capital Corp.
3.750%, 11/14/14	5,000,000	5,184,247
2.150%, 1/9/15	1,000,000	1,020,490
4.875%, 3/4/15	187,000	198,236
3.500%, 6/29/15	415,000	434,139
4.375%, 9/21/15	1,000,000	1,066,223
2.250%, 11/9/15	156,000	159,971
1.000%, 12/11/15	3,000,000	3,004,558
1.000%, 1/8/16	562,000	562,087
5.000%, 1/8/16	62,000	67,409
2.950%, 5/9/16	3,000,000	3,131,918
1.500%, 7/12/16	2,312,000	2,324,193
2.900%, 1/9/17	3,000,000	3,138,360
5.400%, 2/15/17	5,129,000	5,773,809
5.625%, 9/15/17	62,000	70,615
1.600%, 11/20/17	1,000,000	995,497
1.625%, 4/2/18	1,233,000	1,213,518
5.625%, 5/1/18	4,470,000	5,121,153
6.000%, 8/7/19	3,553,000	4,127,742
5.500%, 1/8/20	1,000,000	1,134,226
4.625%, 1/7/21	1,750,000	1,878,566
5.300%, 2/11/21	2,915,000	3,168,349
4.650%, 10/17/21	2,666,000	2,841,621
3.150%, 9/7/22	1,666,000	1,575,491
3.100%, 1/9/23	2,763,000	2,583,156
6.375%, 11/15/67(l)	625,000	664,062
ING US, Inc.
2.900%, 2/15/18	700,000	700,840
5.500%, 7/15/22	528,000	565,277
JPMorgan Chase & Co.
3.700%, 1/20/15	6,884,000	7,137,445
4.750%, 3/1/15	228,000	240,368
1.875%, 3/20/15	2,000,000	2,028,494
0.800%, 4/23/15	5,000,000	4,990,995
5.250%, 5/1/15	170,000	180,873
5.150%, 10/1/15	187,000	201,182
1.100%, 10/15/15	750,000	750,610
1.125%, 2/26/16	312,000	311,660
3.450%, 3/1/16	2,276,000	2,398,980
3.150%, 7/5/16	2,719,000	2,856,563
2.000%, 8/15/17	1,638,000	1,643,404
6.000%, 1/15/18	3,708,000	4,272,761
1.800%, 1/25/18	1,000,000	984,043
1.625%, 5/15/18	2,156,000	2,086,715
6.300%, 4/23/19	7,483,000	8,750,418
4.950%, 3/25/20	500,000	548,112
4.400%, 7/22/20	2,983,000	3,160,327
4.250%, 10/15/20	762,000	797,465
4.625%, 5/10/21	2,000,000	2,125,594
4.350%, 8/15/21	166,000	172,815
4.500%, 1/24/22	2,000,000	2,092,599
3.250%, 9/23/22	2,693,000	2,540,468
3.200%, 1/25/23	4,302,000	4,022,141
3.375%, 5/1/23	2,000,000	1,812,182
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	3,482,000	3,990,641
Links Finance LLC
0.000%, 12/31/12(b)(h)*	7,100,000	—
MBNA Corp.
5.000%, 6/15/15	100,000	106,544
McGraw Hill Financial, Inc.
5.900%, 11/15/17	500,000	542,785
Moody’s Corp.
5.500%, 9/1/20	500,000	545,280
4.500%, 9/1/22	31,000	30,982
Murray Street Investment Trust I
4.647%, 3/9/17(e)	1,156,000	1,242,997
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	428,000	442,276
5.250%, 1/16/18	175,000	188,927
5.550%, 1/15/20	894,000	957,964
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	1,111,000	1,155,727
National Rural Utilities Cooperative Finance Corp.
1.000%, 2/2/15	1,000,000	1,004,036
3.050%, 3/1/16	1,666,000	1,747,128
5.450%, 4/10/17	125,000	141,747
5.450%, 2/1/18	138,000	157,729
10.375%, 11/1/18	1,000,000	1,375,058
2.350%, 6/15/20	2,000,000	1,871,550
4.750%, 4/30/43(l)	350,000	320,250
ORIX Corp.
4.710%, 4/27/15	2,072,000	2,165,605
5.000%, 1/12/16	78,000	83,586
Pemex Project Funding Master Trust
5.750%, 3/1/18	1,286,000	1,424,245
Private Export Funding Corp.
4.550%, 5/15/15	483,000	515,225
4.950%, 11/15/15	324,000	354,012
1.375%, 2/15/17	1,753,000	1,774,472
1.875%, 7/15/18	400,000	403,500
2.050%, 11/15/22	1,069,000	975,137
Sasol Financing International plc
4.500%, 11/14/22	750,000	679,688
Shell International Finance B.V.
3.100%, 6/28/15	3,000,000	3,131,293
1.125%, 8/21/17	1,000,000	993,344
1.900%, 8/10/18	1,000,000	1,002,790
4.300%, 9/22/19	1,991,000	2,196,496
4.375%, 3/25/20	1,540,000	1,695,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 8/21/22	$1,097,000	$1,006,470
3.400%, 8/12/23	750,000	741,277
XTRA Finance Corp.
5.150%, 4/1/17	55,000	61,070

		252,631,167

Insurance (1.1%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	269,452
2.600%, 11/23/15	1,267,000	1,312,999
5.800%, 3/15/18	55,000	63,779
5.900%, 6/15/19	1,190,000	1,415,831
Aegon N.V.
4.625%, 12/1/15	711,000	760,062
Aflac, Inc.
3.450%, 8/15/15	450,000	472,455
2.650%, 2/15/17	250,000	256,946
8.500%, 5/15/19	404,000	519,706
4.000%, 2/15/22	500,000	512,317
3.625%, 6/15/23	1,000,000	976,491
Alleghany Corp.
5.625%, 9/15/20	200,000	218,061
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	695,000	806,383
5.500%, 11/15/20	500,000	541,800
Allstate Corp.
7.450%, 5/16/19	928,000	1,175,253
3.150%, 6/15/23	156,000	151,133
5.750%, 8/15/53(l)	500,000	487,500
American Financial Group, Inc./Ohio
9.875%, 6/15/19	124,000	160,866
American International Group, Inc.
3.000%, 3/20/15	2,000,000	2,059,376
2.375%, 8/24/15	535,000	542,563
5.050%, 10/1/15	820,000	883,430
4.875%, 9/15/16	1,000,000	1,094,464
5.450%, 5/18/17	1,241,000	1,387,160
5.850%, 1/16/18	1,072,000	1,220,243
8.250%, 8/15/18	3,743,000	4,626,348
3.375%, 8/15/20	500,000	498,050
6.400%, 12/15/20	3,055,000	3,596,040
4.875%, 6/1/22	638,000	684,064
Aon Corp.
3.500%, 9/30/15	55,000	57,346
3.125%, 5/27/16	600,000	627,585
5.000%, 9/30/20	1,242,000	1,359,296
Aspen Insurance Holdings Ltd.
6.000%, 12/15/20	500,000	560,091
Assurant, Inc.
2.500%, 3/15/18	350,000	343,099
4.000%, 3/15/23	300,000	290,383
Axis Specialty Finance LLC
5.875%, 6/1/20	611,000	674,758
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	1,361,000	1,434,743
1.600%, 5/15/17	83,000	83,504
1.300%, 5/15/18	600,000	584,308
5.400%, 5/15/18	693,000	800,134
2.000%, 8/15/18	1,000,000	999,836
4.250%, 1/15/21	1,063,000	1,139,509
3.000%, 5/15/22	656,000	639,113
Berkshire Hathaway, Inc.
3.200%, 2/11/15	2,221,000	2,302,066
1.900%, 1/31/17	1,000,000	1,020,473
1.550%, 2/9/18	1,000,000	990,446
3.750%, 8/15/21	500,000	518,549
3.400%, 1/31/22	500,000	503,773
3.000%, 2/11/23	1,138,000	1,093,647
Chubb Corp.
5.750%, 5/15/18	1,221,000	1,416,689
6.375%, 3/29/67(l)	617,000	663,275
CNA Financial Corp.
6.500%, 8/15/16	500,000	566,016
7.350%, 11/15/19	571,000	695,011
5.875%, 8/15/20	813,000	925,607
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	87,680
Fidelity National Financial, Inc.
5.500%, 9/1/22	500,000	518,656
Genworth Holdings, Inc.
8.625%, 12/15/16	1,638,000	1,941,600
6.515%, 5/22/18	311,000	352,163
7.700%, 6/15/20	255,000	301,561
7.200%, 2/15/21	356,000	409,293
4.900%, 8/15/23	214,000	214,758
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	1,619,000	1,686,565
5.375%, 3/15/17	55,000	61,173
5.500%, 3/30/20	855,000	959,002
5.125%, 4/15/22	250,000	273,641
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	233,104
Infinity Property & Casualty Corp.
5.000%, 9/19/22	250,000	245,971
Kemper Corp.
6.000%, 11/30/15	500,000	537,485
Lincoln National Corp.
4.300%, 6/15/15	200,000	209,784
8.750%, 7/1/19	927,000	1,198,349
6.250%, 2/15/20	440,000	508,032
4.850%, 6/24/21	334,000	357,639
7.000%, 5/17/66(l)	55,000	55,275
6.050%, 4/20/67(l)	1,055,000	1,023,350
Loews Corp.
2.625%, 5/15/23	833,000	760,909
Manulife Financial Corp.
3.400%, 9/17/15	219,000	228,154
Markel Corp.
7.125%, 9/30/19	276,000	325,755
5.350%, 6/1/21	350,000	375,821
3.625%, 3/30/23	300,000	287,145
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	260,000	283,348
2.550%, 10/15/18	250,000	250,482
9.250%, 4/15/19	628,000	813,728
4.800%, 7/15/21	555,000	599,598
MetLife, Inc.
6.750%, 6/1/16	2,638,000	3,018,583
6.817%, 8/15/18	112,000	135,576
7.717%, 2/15/19	508,000	638,674
4.750%, 2/8/21	1,547,000	1,683,782
3.048%, 12/15/22	1,000,000	953,318
4.368%, 9/15/23	567,000	589,170
Montpelier Reinsurance Holdings Ltd.
4.700%, 10/15/22	250,000	241,124
OneBeacon US Holdings, Inc.
4.600%, 11/9/22	200,000	196,906

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	$387,000	$422,586
Principal Financial Group, Inc.
1.850%, 11/15/17	250,000	247,551
8.875%, 5/15/19	711,000	922,892
Progressive Corp.
3.750%, 8/23/21	219,000	225,525
6.700%, 6/15/37(l)	1,000,000	1,070,000
Protective Life Corp.
7.375%, 10/15/19	483,000	584,909
Prudential Financial, Inc.
3.875%, 1/14/15	229,000	237,961
6.200%, 1/15/15	300,000	320,640
4.750%, 6/13/15	1,083,000	1,153,468
6.000%, 12/1/17	1,208,000	1,399,509
2.300%, 8/15/18	1,000,000	1,011,262
7.375%, 6/15/19	856,000	1,058,958
5.375%, 6/21/20	1,100,000	1,241,262
4.500%, 11/16/21	1,000,000	1,064,657
8.875%, 6/15/38(l)	303,000	366,630
5.625%, 6/15/43(l)	2,000,000	1,880,000
Reinsurance Group of America, Inc.
6.450%, 11/15/19	324,000	373,669
5.000%, 6/1/21	60,000	63,913
4.700%, 9/15/23	1,500,000	1,530,450
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	109,877
StanCorp Financial Group, Inc.
5.000%, 8/15/22	350,000	349,551
Torchmark Corp.
9.250%, 6/15/19	230,000	299,560
3.800%, 9/15/22	250,000	249,358
Travelers Cos., Inc.
5.500%, 12/1/15	1,095,000	1,203,231
5.750%, 12/15/17	187,000	216,595
5.800%, 5/15/18	1,055,000	1,230,068
5.900%, 6/2/19	500,000	593,650
Trinity Acquisition plc
4.625%, 8/15/23	250,000	245,228
Unum Group
7.125%, 9/30/16	100,000	114,458
5.625%, 9/15/20	655,000	720,378
W.R. Berkley Corp.
5.375%, 9/15/20	55,000	59,597
4.625%, 3/15/22	750,000	777,474
Willis Group Holdings plc
5.750%, 3/15/21	500,000	537,250
Willis North America, Inc.
6.200%, 3/28/17	500,000	554,690

		91,975,990

Real Estate Investment Trusts (REITs) (0.9%)
Alexandria Real Estate Equities, Inc.
3.900%, 6/15/23	1,000,000	940,629
American Campus Communities Operating Partnership LP
3.750%, 4/15/23	500,000	474,638
American Tower Corp.
4.625%, 4/1/15	1,921,000	2,000,606
7.000%, 10/15/17	250,000	287,553
4.500%, 1/15/18	55,000	57,943
3.400%, 2/15/19	600,000	588,662
5.050%, 9/1/20	1,013,000	1,036,946
4.700%, 3/15/22	500,000	483,153
3.500%, 1/31/23	1,150,000	1,005,743
AvalonBay Communities, Inc.
5.700%, 3/15/17	494,000	554,992
6.100%, 3/15/20	139,000	162,590
3.625%, 10/1/20	1,500,000	1,529,817
2.950%, 9/15/22	500,000	461,459
Boston Properties LP
5.000%, 6/1/15	267,000	284,434
3.700%, 11/15/18	511,000	537,674
5.875%, 10/15/19	200,000	230,628
5.625%, 11/15/20	1,970,000	2,212,197
3.850%, 2/1/23	500,000	489,715
3.125%, 9/1/23	1,000,000	912,599
Brandywine Operating Partnership LP
4.950%, 4/15/18	305,000	327,270
BRE Properties, Inc.
3.375%, 1/15/23	500,000	463,522
Camden Property Trust
4.625%, 6/15/21	330,000	348,751
2.950%, 12/15/22	83,000	75,853
CommonWealth REIT
6.650%, 1/15/18	436,000	478,165
5.875%, 9/15/20	250,000	259,475
Corporate Office Properties LP
3.600%, 5/15/23	200,000	180,854
DDR Corp.
4.625%, 7/15/22	1,000,000	1,018,577
3.375%, 5/15/23	250,000	228,506
Digital Realty Trust LP
4.500%, 7/15/15	394,000	413,574
5.875%, 2/1/20	1,000,000	1,098,329
5.250%, 3/15/21	500,000	523,909
Duke Realty LP
5.950%, 2/15/17	312,000	348,086
6.500%, 1/15/18	500,000	571,512
6.750%, 3/15/20	1,620,000	1,868,165
EPR Properties
7.750%, 7/15/20	269,000	302,961
5.750%, 8/15/22	250,000	252,500
5.250%, 7/15/23	150,000	144,938
ERP Operating LP
5.125%, 3/15/16	1,582,000	1,729,091
4.750%, 7/15/20	361,000	387,866
3.000%, 4/15/23	1,000,000	917,610
Essex Portfolio LP
3.250%, 5/1/23	1,000,000	920,681
Federal Realty Investment Trust
3.000%, 8/1/22	200,000	188,129
HCP, Inc.
3.750%, 2/1/16	232,000	244,044
6.000%, 1/30/17	1,020,000	1,146,289
5.625%, 5/1/17	55,000	61,408
3.750%, 2/1/19	200,000	207,584
2.625%, 2/1/20	656,000	622,967
5.375%, 2/1/21	1,690,000	1,839,905
3.150%, 8/1/22	205,000	189,616
Health Care REIT, Inc.
3.625%, 3/15/16	1,062,000	1,114,479
6.200%, 6/1/16	582,000	650,722
4.700%, 9/15/17	367,000	400,118
6.125%, 4/15/20	340,000	386,432
4.950%, 1/15/21	1,000,000	1,057,690
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	552,000	619,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Healthcare Trust of America Holdings LP
3.700%, 4/15/23§	$250,000	$235,237
Hospitality Properties Trust
6.300%, 6/15/16	660,000	718,331
5.625%, 3/15/17	305,000	331,473
4.500%, 6/15/23	1,000,000	964,683
Host Hotels & Resorts LP
5.875%, 6/15/19	1,000,000	1,080,000
4.750%, 3/1/23	1,055,000	1,055,000
Kilroy Realty LP
5.000%, 11/3/15	255,000	273,384
4.800%, 7/15/18	350,000	375,609
3.800%, 1/15/23	383,000	357,912
Kimco Realty Corp.
6.875%, 10/1/19	394,000	476,459
3.125%, 6/1/23	1,000,000	915,588
Lexington Realty Trust
4.250%, 6/15/23§	250,000	240,975
Liberty Property LP
6.625%, 10/1/17	500,000	574,438
4.750%, 10/1/20	322,000	340,893
4.125%, 6/15/22	94,000	93,898
Mack-Cali Realty LP
2.500%, 12/15/17	55,000	54,384
7.750%, 8/15/19	639,000	775,887
3.150%, 5/15/23	83,000	73,539
National Retail Properties, Inc.
3.800%, 10/15/22	250,000	239,863
3.300%, 4/15/23	700,000	637,477
ProLogis LP
6.250%, 3/15/17	307,000	348,168
4.500%, 8/15/17	62,000	66,941
6.625%, 5/15/18	1,011,000	1,182,327
2.750%, 2/15/19	214,000	213,682
6.875%, 3/15/20	244,000	288,383
Realty Income Corp.
6.750%, 8/15/19	750,000	885,288
5.750%, 1/15/21	361,000	398,458
3.250%, 10/15/22	344,000	316,546
4.650%, 8/1/23	1,000,000	1,012,200
Senior Housing Properties Trust
4.300%, 1/15/16	205,000	211,663
Simon Property Group LP
4.200%, 2/1/15	1,872,000	1,942,133
5.100%, 6/15/15	575,000	616,132
5.750%, 12/1/15	385,000	423,860
6.100%, 5/1/16	75,000	83,645
5.250%, 12/1/16	319,000	355,985
2.150%, 9/15/17	250,000	252,899
6.125%, 5/30/18	166,000	195,098
10.350%, 4/1/19	1,000,000	1,359,787
5.650%, 2/1/20	1,940,000	2,214,464
4.375%, 3/1/21	1,095,000	1,162,387
Tanger Properties LP
6.125%, 6/1/20	500,000	580,021
UDR, Inc.
5.250%, 1/15/15	300,000	314,730
4.250%, 6/1/18	333,000	353,508
3.700%, 10/1/20	1,500,000	1,503,747
4.625%, 1/10/22	200,000	206,620
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15	255,000	266,346
1.550%, 9/26/16	1,937,000	1,937,809
2.000%, 2/15/18	555,000	543,633
4.000%, 4/30/19	1,000,000	1,049,051
2.700%, 4/1/20	1,050,000	997,168
4.250%, 3/1/22	617,000	620,440
Vornado Realty LP
4.250%, 4/1/15	555,000	576,694
Washington Real Estate Investment Trust
4.950%, 10/1/20	1,000,000	1,045,835
3.950%, 10/15/22	83,000	80,135
Weingarten Realty Investors
3.375%, 10/15/22	488,000	453,929
Weyerhaeuser Co.
4.625%, 9/15/23	1,000,000	1,015,000

		70,730,710

Real Estate Management & Development (0.0%)
Jones Lang LaSalle, Inc.
4.400%, 11/15/22	200,000	194,323
Regency Centers LP
5.250%, 8/1/15	500,000	534,497

		728,820

Thrifts & Mortgage Finance (0.1%)
Abbey National Treasury Services plc/London
4.000%, 4/27/16	1,055,000	1,118,785
3.050%, 8/23/18	1,000,000	1,014,496
BPCE S.A.
1.700%, 4/25/16	250,000	251,675
People’s United Financial, Inc.
3.650%, 12/6/22	300,000	284,299
Sovereign Bank/Delaware
8.750%, 5/30/18	500,000	596,010

		3,265,265

Total Financials		1,044,360,982

Health Care (2.3%)
Biotechnology (0.3%)
Amgen, Inc.
1.875%, 11/15/14	1,500,000	1,520,792
4.850%, 11/18/14	319,000	334,110
2.300%, 6/15/16	523,000	539,369
2.500%, 11/15/16	500,000	517,748
5.850%, 6/1/17	1,591,000	1,822,160
6.150%, 6/1/18	200,000	233,301
5.700%, 2/1/19	958,000	1,099,353
4.500%, 3/15/20	315,000	340,088
3.450%, 10/1/20	1,312,000	1,320,060
4.100%, 6/15/21	911,000	941,943
3.625%, 5/15/22	1,094,000	1,080,543
Biogen Idec, Inc.
6.875%, 3/1/18	700,000	831,335
Celgene Corp.
2.300%, 8/15/18	429,000	428,807
3.950%, 10/15/20	1,031,000	1,061,294
3.250%, 8/15/22	783,000	737,729
4.000%, 8/15/23	850,000	839,733
Genentech, Inc.
4.750%, 7/15/15	1,111,000	1,189,100
Genzyme Corp.
3.625%, 6/15/15	1,200,000	1,259,776
Gilead Sciences, Inc.
2.400%, 12/1/14	750,000	764,430
4.400%, 12/1/21	2,187,000	2,335,896

		19,197,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Health Care Equipment & Supplies (0.4%)
Abbott Laboratories
5.125%, 4/1/19	$676,000	$773,498
4.125%, 5/27/20	291,000	316,455
Baxter International, Inc.
4.625%, 3/15/15	381,000	402,977
0.950%, 6/1/16	1,000,000	1,001,587
5.900%, 9/1/16	936,000	1,068,738
5.375%, 6/1/18	187,000	214,622
1.850%, 6/15/18	1,000,000	996,874
4.250%, 3/15/20	452,000	493,188
2.400%, 8/15/22	1,055,000	976,068
3.200%, 6/15/23	1,000,000	969,020
Becton Dickinson and Co.
5.000%, 5/15/19	111,000	125,634
3.250%, 11/12/20	1,300,000	1,320,871
BioMed Realty LP
3.850%, 4/15/16	500,000	523,716
6.125%, 4/15/20	305,000	340,132
Boston Scientific Corp.
6.400%, 6/15/16	1,055,000	1,184,178
2.650%, 10/1/18	500,000	498,243
6.000%, 1/15/20	1,055,000	1,204,038
C.R. Bard, Inc.
2.875%, 1/15/16	305,000	317,013
1.375%, 1/15/18	500,000	484,428
4.400%, 1/15/21	190,000	201,941
CareFusion Corp.
6.375%, 8/1/19	555,000	636,018
3.300%, 3/1/23§	400,000	377,595
Covidien International Finance S.A.
2.800%, 6/15/15	255,000	263,263
6.000%, 10/15/17	1,377,000	1,588,090
4.200%, 6/15/20	700,000	749,869
2.950%, 6/15/23	1,000,000	942,443
DENTSPLY International, Inc.
2.750%, 8/15/16	195,000	201,021
4.125%, 8/15/21	55,000	55,579
Edwards Lifesciences Corp.
2.875%, 10/15/18	700,000	696,596
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,034,635
2.625%, 3/15/16	1,000,000	1,041,408
1.375%, 4/1/18	1,500,000	1,471,831
4.450%, 3/15/20	1,794,000	1,959,886
4.125%, 3/15/21	500,000	532,235
3.125%, 3/15/22	150,000	147,129
2.750%, 4/1/23	594,000	557,371
Series B
4.750%, 9/15/15	55,000	59,291
St. Jude Medical, Inc.
3.250%, 4/15/23	1,083,000	1,025,924
Stryker Corp.
3.000%, 1/15/15	269,000	277,528
2.000%, 9/30/16	1,303,000	1,338,236
4.375%, 1/15/20	269,000	294,757
Zimmer Holdings, Inc.
1.400%, 11/30/14	455,000	457,436
3.375%, 11/30/21	455,000	450,904

		29,572,266

Health Care Providers & Services (0.6%)
Aetna, Inc.
6.000%, 6/15/16	998,000	1,123,255
1.500%, 11/15/17	1,000,000	983,853
6.500%, 9/15/18	611,000	724,725
3.950%, 9/1/20	55,000	57,422
2.750%, 11/15/22	1,000,000	922,172
AmerisourceBergen Corp.
4.875%, 11/15/19	1,083,000	1,214,642
Cardinal Health, Inc.
5.800%, 10/15/16	111,000	125,340
1.700%, 3/15/18	1,143,000	1,116,148
4.625%, 12/15/20	1,700,000	1,818,190
3.200%, 6/15/22	125,000	119,050
3.200%, 3/15/23	1,000,000	931,622
Cigna Corp.
5.375%, 3/15/17	25,000	27,894
5.125%, 6/15/20	1,124,000	1,240,793
4.375%, 12/15/20	55,000	58,165
4.500%, 3/15/21	406,000	432,843
4.000%, 2/15/22	500,000	511,515
Coventry Health Care, Inc.
5.950%, 3/15/17	336,000	380,520
5.450%, 6/15/21	596,000	655,600
Express Scripts Holding Co.
2.750%, 11/21/14	500,000	510,986
3.125%, 5/15/16	2,450,000	2,565,119
3.500%, 11/15/16	1,000,000	1,060,211
2.650%, 2/15/17	1,000,000	1,031,765
4.750%, 11/15/21	1,305,000	1,396,147
3.900%, 2/15/22	2,156,000	2,175,361
Howard Hughes Medical Institute
3.500%, 9/1/23	1,000,000	991,213
Humana, Inc.
6.450%, 6/1/16	149,000	167,519
7.200%, 6/15/18	1,164,000	1,393,117
Kaiser Foundation Hospitals
3.500%, 4/1/22	350,000	341,235
Laboratory Corp. of America Holdings
2.200%, 8/23/17	37,000	36,846
4.625%, 11/15/20	1,555,000	1,641,042
3.750%, 8/23/22	31,000	30,069
McKesson Corp.
3.250%, 3/1/16	219,000	230,580
5.700%, 3/1/17	500,000	567,286
1.400%, 3/15/18	1,055,000	1,026,069
4.750%, 3/1/21	1,055,000	1,154,657
2.850%, 3/15/23	1,111,000	1,043,917
Medco Health Solutions, Inc.
2.750%, 9/15/15	1,583,000	1,636,204
7.125%, 3/15/18	673,000	807,827
4.125%, 9/15/20	208,000	216,156
Quest Diagnostics, Inc.
3.200%, 4/1/16	1,312,000	1,368,195
6.400%, 7/1/17	583,000	665,006
4.700%, 4/1/21	55,000	58,103
UnitedHealth Group, Inc.
0.850%, 10/15/15	300,000	300,292
5.375%, 3/15/16	236,000	261,306
1.875%, 11/15/16	1,500,000	1,530,850
1.400%, 10/15/17	100,000	98,879
6.000%, 2/15/18	1,757,000	2,043,855
1.625%, 3/15/19	750,000	723,549
4.700%, 2/15/21	805,000	878,292
2.875%, 3/15/22	500,000	474,890
2.750%, 2/15/23	1,000,000	927,267
2.875%, 3/15/23	500,000	468,170

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
WellPoint, Inc.
5.000%, 12/15/14	$40,000	$42,041
1.250%, 9/10/15	1,000,000	1,007,764
5.250%, 1/15/16	978,000	1,067,235
5.875%, 6/15/17	639,000	727,118
1.875%, 1/15/18	500,000	495,348
2.300%, 7/15/18	1,000,000	997,919
7.000%, 2/15/19	1,022,000	1,233,918
4.350%, 8/15/20	1,111,000	1,176,704
3.125%, 5/15/22	500,000	472,307
3.300%, 1/15/23	83,000	78,342

		49,564,425

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
5.500%, 9/14/15	1,000,000	1,084,911
5.000%, 7/15/20	555,000	596,650
3.875%, 7/15/23	1,094,000	1,059,855
Life Technologies Corp.
3.500%, 1/15/16	1,000,000	1,039,650
6.000%, 3/1/20	1,055,000	1,185,475
5.000%, 1/15/21	125,000	132,036
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	1,666,000	1,735,079
1.850%, 1/15/18	750,000	735,524
4.700%, 5/1/20	55,000	58,723
4.500%, 3/1/21	1,000,000	1,047,138
3.600%, 8/15/21	265,000	260,508
3.150%, 1/15/23	1,000,000	925,009

		9,860,558

Pharmaceuticals (0.9%)
AbbVie, Inc.
1.200%, 11/6/15	2,721,000	2,733,795
1.750%, 11/6/17	3,694,000	3,667,631
2.000%, 11/6/18	219,000	214,989
2.900%, 11/6/22	3,385,000	3,158,699
Actavis, Inc.
6.125%, 8/15/19	343,000	399,459
3.250%, 10/1/22	1,763,000	1,650,252
Allergan, Inc.
1.350%, 3/15/18	403,000	393,453
3.375%, 9/15/20	1,000,000	1,023,606
2.800%, 3/15/23	378,000	357,164
AstraZeneca plc
5.900%, 9/15/17	2,013,000	2,335,762
Bristol-Myers Squibb Co.
0.875%, 8/1/17	600,000	587,467
5.450%, 5/1/18	805,000	934,897
2.000%, 8/1/22	656,000	588,570
Eli Lilly and Co.
5.200%, 3/15/17	1,721,000	1,940,614
GlaxoSmithKline Capital plc
1.500%, 5/8/17	1,263,000	1,267,584
2.850%, 5/8/22	3,166,000	3,022,132
GlaxoSmithKline Capital, Inc.
0.700%, 3/18/16	1,500,000	1,495,709
5.650%, 5/15/18	2,822,000	3,286,612
2.800%, 3/18/23	1,156,000	1,086,701
Johnson & Johnson
2.150%, 5/15/16	800,000	829,111
5.550%, 8/15/17	2,055,000	2,381,186
5.150%, 7/15/18	111,000	128,485
3.550%, 5/15/21	455,000	477,021
Merck & Co., Inc.
4.750%, 3/1/15	1,187,000	1,257,797
0.700%, 5/18/16	1,000,000	998,022
6.000%, 9/15/17	1,113,000	1,297,877
1.100%, 1/31/18	1,000,000	976,708
1.300%, 5/18/18	748,000	730,473
5.000%, 6/30/19	1,061,000	1,211,851
3.875%, 1/15/21	1,000,000	1,053,817
2.400%, 9/15/22	1,111,000	1,029,464
2.800%, 5/18/23	1,611,000	1,513,636
Mylan, Inc.
1.800%, 6/24/16§	500,000	498,125
2.600%, 6/24/18§	500,000	495,000
Novartis Capital Corp.
2.900%, 4/24/15	2,055,000	2,132,552
4.400%, 4/24/20	55,000	60,292
2.400%, 9/21/22	1,111,000	1,032,699
Novartis Securities Investment Ltd.
5.125%, 2/10/19	3,576,000	4,088,072
Perrigo Co.
2.950%, 5/15/23	400,000	387,981
Pfizer, Inc.
5.350%, 3/15/15	2,067,000	2,206,304
0.900%, 1/15/17	1,500,000	1,490,815
4.650%, 3/1/18	62,000	70,111
1.500%, 6/15/18	1,000,000	990,735
6.200%, 3/15/19	2,877,000	3,455,054
3.000%, 6/15/23	1,000,000	959,285
Sanofi S.A.
2.625%, 3/29/16	1,083,000	1,128,805
1.250%, 4/10/18	1,571,000	1,536,363
4.000%, 3/29/21	1,994,000	2,112,122
Teva Pharmaceutical Finance Co. B.V.
2.400%, 11/10/16	250,000	257,253
2.950%, 12/18/22	937,000	861,768
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	1,080,000	1,117,520
Teva Pharmaceutical Finance IV B.V.
3.650%, 11/10/21	1,638,000	1,617,705
Teva Pharmaceutical Finance IV LLC
2.250%, 3/18/20	500,000	473,910
Wyeth LLC
5.500%, 2/15/16	1,335,000	1,482,353
5.450%, 4/1/17	500,000	570,153
Zoetis, Inc.
1.150%, 2/1/16§	1,000,000	997,752
1.875%, 2/1/18§	555,000	548,306
3.250%, 2/1/23§	1,185,000	1,129,106

		75,730,685

Total Health Care		183,925,501

Industrials (1.6%)
Aerospace & Defense (0.4%)
Boeing Co.
3.500%, 2/15/15	740,000	769,695
0.950%, 5/15/18	500,000	480,754
6.000%, 3/15/19	957,000	1,134,887
4.875%, 2/15/20	886,000	1,003,852
Embraer Overseas Ltd.
6.375%, 1/15/20	1,055,000	1,118,602
Embraer S.A.
5.150%, 6/15/22	47,000	45,707

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
General Dynamics Corp.
2.250%, 7/15/16	$500,000	$518,023
1.000%, 11/15/17	138,000	134,335
3.875%, 7/15/21	562,000	585,723
2.250%, 11/15/22	1,094,000	992,335
Honeywell International, Inc.
5.400%, 3/15/16	360,000	398,913
5.300%, 3/1/18	1,188,000	1,361,463
5.000%, 2/15/19	846,000	964,685
4.250%, 3/1/21	500,000	544,114
L-3 Communications Corp.
3.950%, 11/15/16	549,000	583,365
5.200%, 10/15/19	1,055,000	1,141,658
4.950%, 2/15/21	1,149,000	1,208,132
Lockheed Martin Corp.
2.125%, 9/15/16	500,000	514,209
4.250%, 11/15/19	1,624,000	1,764,434
3.350%, 9/15/21	500,000	496,218
Northrop Grumman Corp.
1.750%, 6/1/18	600,000	587,310
3.500%, 3/15/21	31,000	31,473
3.250%, 8/1/23	2,000,000	1,890,482
Precision Castparts Corp.
0.700%, 12/20/15	350,000	349,116
1.250%, 1/15/18	833,000	810,961
2.500%, 1/15/23	562,000	515,650
Raytheon Co.
6.400%, 12/15/18	208,000	249,793
4.400%, 2/15/20	935,000	1,020,267
3.125%, 10/15/20	1,156,000	1,166,760
2.500%, 12/15/22	500,000	457,864
Rockwell Collins, Inc.
5.250%, 7/15/19	190,000	216,761
3.100%, 11/15/21	550,000	544,827
Textron, Inc.
6.200%, 3/15/15	300,000	319,960
4.625%, 9/21/16	250,000	269,425
5.600%, 12/1/17	55,000	61,263
7.250%, 10/1/19	500,000	603,411
5.950%, 9/21/21	305,000	333,961
United Technologies Corp.
4.875%, 5/1/15	1,114,000	1,189,953
1.800%, 6/1/17	1,195,000	1,211,775
5.375%, 12/15/17	1,008,000	1,157,917
6.125%, 2/1/19	1,713,000	2,036,915
4.500%, 4/15/20	1,230,000	1,360,665
3.100%, 6/1/22	1,732,000	1,700,299

		33,847,912

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	682,000	858,270
2.625%, 8/1/22	276,000	253,533
2.700%, 4/15/23	405,000	368,419
United Parcel Service, Inc.
1.125%, 10/1/17	200,000	197,135
5.125%, 4/1/19	2,055,000	2,345,356
3.125%, 1/15/21	1,563,000	1,578,833

		5,601,546

Airlines (0.1%)
American Airlines, Inc.
4.950%, 1/15/23§	1,000,000	1,002,500
Continental Airlines, Inc.
4.750%, 1/12/21	1,631,642	1,713,224
Series 2009-1
9.000%, 7/8/16	507,377	578,410
Delta Air Lines, Inc.
Series 2009-1 A
7.750%, 12/17/19	319,258	365,550
Series 2010-1A
6.200%, 7/2/18	82,659	90,511
Series 2010-2 A
4.950%, 5/23/19	1,042,250	1,107,391
Southwest Airlines Co.
5.250%, 10/1/14	553,000	570,627
5.750%, 12/15/16	461,000	514,015
5.125%, 3/1/17	62,000	67,967
United Air Lines, Inc.
Series 2009-2A
9.750%, 1/15/17	347,227	396,058

		6,406,253

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	106,000	118,323
9.000%, 6/15/19	94,000	114,386

		232,709

Commercial Services & Supplies (0.1%)
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	355,000	385,429
4.750%, 5/1/19	255,000	290,650
Cornell University
5.450%, 2/1/19	311,000	361,201
Dartmouth College
4.750%, 6/1/19	135,000	152,348
Pitney Bowes, Inc.
5.750%, 9/15/17	751,000	814,835
4.750%, 5/15/18	62,000	65,100
6.250%, 3/15/19	1,055,000	1,168,413
Republic Services, Inc.
3.800%, 5/15/18	500,000	533,576
5.500%, 9/15/19	1,102,000	1,245,344
5.250%, 11/15/21	294,000	321,648
3.550%, 6/1/22	1,000,000	973,209
Vanderbilt University
5.250%, 4/1/19	273,000	314,503
Waste Management, Inc.
6.100%, 3/15/18	401,000	466,212
7.375%, 3/11/19	835,000	1,005,681
4.750%, 6/30/20	255,000	275,617
4.600%, 3/1/21	500,000	533,355
2.900%, 9/15/22	500,000	465,683
Yale University
2.900%, 10/15/14	1,165,000	1,195,215

		10,568,019

Construction & Engineering (0.0%)
ABB Finance USA, Inc.
1.625%, 5/8/17	455,000	454,176
2.875%, 5/8/22	1,239,000	1,191,790
URS Corp.
4.350%, 4/1/17§	94,000	97,270

		1,743,236

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15§	500,000	498,361
1.500%, 11/2/17§	500,000	492,211
6.950%, 3/20/19	1,000,000	1,210,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 11/2/22§	$1,419,000	$1,319,952
Emerson Electric Co.
4.125%, 4/15/15	1,000,000	1,053,917
5.125%, 12/1/16	500,000	560,649
4.875%, 10/15/19	1,111,000	1,266,648
2.625%, 2/15/23	211,000	199,835
Roper Industries, Inc.
2.050%, 10/1/18	1,750,000	1,713,825
6.250%, 9/1/19	500,000	579,307
3.125%, 11/15/22	625,000	584,632

		9,479,516

Industrial Conglomerates (0.3%)
3M Co.
1.375%, 9/29/16	500,000	507,921
2.000%, 6/26/22	1,000,000	925,994
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	110,219
Carlisle Cos., Inc.
5.125%, 12/15/20	250,000	264,747
Cooper U.S., Inc.
2.375%, 1/15/16	555,000	570,636
3.875%, 12/15/20	555,000	573,862
Danaher Corp.
2.300%, 6/23/16	906,000	936,440
5.625%, 1/15/18	457,000	526,616
5.400%, 3/1/19	500,000	576,207
3.900%, 6/23/21	617,000	653,952
GE Capital Trust I
6.375%, 11/15/67(l)	1,066,000	1,132,625
General Electric Co.
0.850%, 10/9/15	1,000,000	1,001,336
5.250%, 12/6/17	3,291,000	3,759,454
2.700%, 10/9/22	3,263,000	3,078,082
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	1,026,000	1,213,061
2.875%, 1/15/19§	750,000	744,187
Koninklijke Philips N.V.
5.750%, 3/11/18	1,611,000	1,862,479
3.750%, 3/15/22	406,000	401,149
Pentair Finance S.A.
1.875%, 9/15/17	1,000,000	980,321
2.650%, 12/1/19	156,000	149,803
5.000%, 5/15/21	505,000	533,871
3.150%, 9/15/22	500,000	460,083
Tyco Electronics Group S.A.
6.550%, 10/1/17	1,180,000	1,360,080
Tyco International Finance S.A.
8.500%, 1/15/19	563,000	700,135

		23,023,260

Machinery (0.2%)
Caterpillar, Inc.
3.900%, 5/27/21	1,000,000	1,043,785
2.600%, 6/26/22	732,000	687,209
Deere & Co.
4.375%, 10/16/19	658,000	733,967
2.600%, 6/8/22	1,200,000	1,128,570
Dover Corp.
5.450%, 3/15/18	549,000	622,895
4.300%, 3/1/21	656,000	706,976
Harsco Corp.
2.700%, 10/15/15	774,000	778,354
IDEX Corp.
4.200%, 12/15/21	300,000	301,283
Illinois Tool Works, Inc.
6.250%, 4/1/19	555,000	662,592
3.375%, 9/15/21	300,000	304,495
Joy Global, Inc.
5.125%, 10/15/21	400,000	421,485
Kennametal, Inc.
2.650%, 11/1/19	250,000	242,058
3.875%, 2/15/22	507,000	487,923
Pall Corp.
5.000%, 6/15/20	255,000	273,447
Parker Hannifin Corp.
5.500%, 5/15/18	500,000	574,601
Snap-On, Inc.
4.250%, 1/15/18	200,000	211,331
Stanley Black & Decker, Inc.
2.900%, 11/1/22	994,000	933,952
Wabtec Corp.
4.375%, 8/15/23	200,000	201,229
Xylem, Inc.
3.550%, 9/20/16	583,000	612,962

		10,929,114

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	260,000	268,165
4.375%, 12/1/22	500,000	491,052
Equifax, Inc.
4.450%, 12/1/14	324,000	336,111
3.300%, 12/15/22	461,000	431,462
Verisk Analytics, Inc.
5.800%, 5/1/21	555,000	613,275

		2,140,065

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	471,000	542,883
4.700%, 10/1/19	636,000	711,971
3.600%, 9/1/20	1,500,000	1,548,455
3.050%, 3/15/22	2,156,000	2,072,184
3.850%, 9/1/23	600,000	599,039
Canadian National Railway Co.
5.550%, 5/15/18	157,000	180,694
5.550%, 3/1/19	977,000	1,133,926
2.250%, 11/15/22	900,000	823,762
Canadian Pacific Railway Co.
6.500%, 5/15/18	159,000	187,555
7.250%, 5/15/19	625,000	764,430
Con-way, Inc.
7.250%, 1/15/18	500,000	565,558
CSX Corp.
6.250%, 4/1/15	1,069,000	1,153,294
7.900%, 5/1/17	138,000	164,447
6.250%, 3/15/18	460,000	538,346
7.375%, 2/1/19	966,000	1,189,212
3.700%, 10/30/20	200,000	206,896
4.250%, 6/1/21	500,000	527,291
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	269,000	278,273
Kansas City Southern de Mexico S.A. de C.V.
2.350%, 5/15/20§	355,000	338,267
3.000%, 5/15/23§	121,000	112,034
Norfolk Southern Corp.
7.700%, 5/15/17	1,240,000	1,495,803
5.750%, 4/1/18	401,000	463,061
5.900%, 6/15/19	1,317,000	1,542,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.903%, 2/15/23	$1,083,000	$1,010,490
Ryder System, Inc.
7.200%, 9/1/15	529,000	587,801
3.600%, 3/1/16	494,000	518,191
5.850%, 11/1/16	699,000	782,489
3.500%, 6/1/17	125,000	131,108
2.500%, 3/1/18	250,000	251,121
2.350%, 2/26/19	250,000	244,470
Union Pacific Corp.
4.000%, 2/1/21	170,000	179,872
2.950%, 1/15/23	500,000	474,070
2.750%, 4/15/23	1,000,000	931,319
3.646%, 2/15/24§	1,541,000	1,528,824

		23,779,928

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	160,000	168,613
3.500%, 7/15/16	283,000	296,673
2.375%, 7/30/18	388,000	382,889
4.850%, 6/1/21	55,000	58,795
3.900%, 3/30/23	151,000	146,031

		1,053,001

Total Industrials		128,804,559

Information Technology (1.6%)
Communications Equipment (0.2%)
Cisco Systems, Inc.
5.500%, 2/22/16	2,721,000	3,027,416
3.150%, 3/14/17	500,000	532,093
4.950%, 2/15/19	2,657,000	3,015,856
4.450%, 1/15/20	1,312,000	1,438,608
Harris Corp.
6.375%, 6/15/19	220,000	251,977
4.400%, 12/15/20	1,000,000	1,026,823
Juniper Networks, Inc.
3.100%, 3/15/16	500,000	515,746
4.600%, 3/15/21	62,000	62,819
Motorola Solutions, Inc.
6.000%, 11/15/17	555,000	632,145
3.750%, 5/15/22	94,000	90,816
3.500%, 3/1/23	1,000,000	932,387
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	1,094,000	1,072,786

		12,599,472

Computers & Peripherals (0.3%)
Apple, Inc.
0.450%, 5/3/16	1,083,000	1,072,889
1.000%, 5/3/18	4,100,000	3,929,440
2.400%, 5/3/23	4,483,000	4,023,941
Dell, Inc.
2.300%, 9/10/15	311,000	310,783
5.875%, 6/15/19	800,000	794,112
EMC Corp.
1.875%, 6/1/18	1,555,000	1,544,892
2.650%, 6/1/20	1,138,000	1,123,320
3.375%, 6/1/23	1,666,000	1,616,744
Hewlett-Packard Co.
2.625%, 12/9/14	750,000	764,600
2.350%, 3/15/15	478,000	486,585
2.125%, 9/13/15	1,000,000	1,015,105
2.650%, 6/1/16	2,000,000	2,047,704
2.600%, 9/15/17	1,000,000	1,007,200
5.500%, 3/1/18	2,986,000	3,337,246
3.750%, 12/1/20	138,000	131,920
4.375%, 9/15/21	166,000	160,848
4.650%, 12/9/21	3,138,000	3,079,947
4.050%, 9/15/22	1,000,000	950,792
Lexmark International, Inc.
5.125%, 3/15/20	500,000	511,212
NetApp, Inc.
2.000%, 12/15/17	562,000	555,623

		28,464,903

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	269,000	280,482
Arrow Electronics, Inc.
3.375%, 11/1/15	583,000	603,509
3.000%, 3/1/18	150,000	150,689
6.000%, 4/1/20	304,000	333,504
Avnet, Inc.
6.000%, 9/1/15	55,000	59,774
5.875%, 6/15/20	1,055,000	1,128,706
Corning, Inc.
1.450%, 11/15/17	555,000	547,333
4.250%, 8/15/20	274,000	291,421
Ingram Micro, Inc.
5.250%, 9/1/17	62,000	67,179
5.000%, 8/10/22	555,000	554,166
Jabil Circuit, Inc.
4.700%, 9/15/22	1,000,000	960,000
Tech Data Corp.
3.750%, 9/21/17	300,000	306,090

		5,282,853

Internet Software & Services (0.1%)
Baidu, Inc.
2.250%, 11/28/17	500,000	491,567
3.250%, 8/6/18	1,226,000	1,226,613
3.500%, 11/28/22	500,000	455,940
eBay, Inc.
0.700%, 7/15/15	96,000	96,291
1.625%, 10/15/15	700,000	714,331
1.350%, 7/15/17	571,000	564,057
3.250%, 10/15/20	317,000	322,639
2.600%, 7/15/22	555,000	516,069
Google, Inc.
2.125%, 5/19/16	1,030,000	1,065,226
3.625%, 5/19/21	905,000	939,246

		6,391,979

IT Services (0.3%)
Broadridge Financial Solutions, Inc.
3.950%, 9/1/20	400,000	404,220
Computer Sciences Corp.
6.500%, 3/15/18	1,116,000	1,283,735
4.450%, 9/15/22	200,000	195,600
Fidelity National Information Services, Inc.
2.000%, 4/15/18	129,000	123,843
5.000%, 3/15/22	1,000,000	1,009,864
3.500%, 4/15/23	1,156,000	1,049,120
Fiserv, Inc.
3.125%, 10/1/15	1,111,000	1,155,554
6.800%, 11/20/17	555,000	656,135
4.750%, 6/15/21	94,000	98,307
3.500%, 10/1/22	500,000	474,363
IBM Corp.
1.625%, 5/15/20	2,100,000	1,960,770

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
International Business Machines Corp.
0.550%, 2/6/15	$1,000,000	$1,002,615
0.750%, 5/11/15	1,000,000	1,005,079
0.450%, 5/6/16	1,319,000	1,307,233
1.950%, 7/22/16	950,000	978,067
1.250%, 2/6/17	1,000,000	1,002,913
5.700%, 9/14/17	6,480,000	7,518,479
1.250%, 2/8/18	1,200,000	1,179,483
1.875%, 8/1/22	1,638,000	1,464,711
3.375%, 8/1/23	1,000,000	977,400
Leidos Holdings, Inc.
4.450%, 12/1/20	255,000	258,623
Total System Services, Inc.
2.375%, 6/1/18	320,000	311,588
3.750%, 6/1/23	450,000	415,556
Western Union Co.
5.930%, 10/1/16	200,000	222,640
2.875%, 12/10/17	250,000	256,339
5.253%, 4/1/20	1,002,000	1,024,946

		27,337,183

Office Electronics (0.1%)
Xerox Corp.
4.250%, 2/15/15	1,985,000	2,065,741
6.750%, 2/1/17	1,224,000	1,402,661
2.950%, 3/15/17	406,000	415,528
6.350%, 5/15/18	1,003,000	1,153,252
5.625%, 12/15/19	594,000	662,677
4.500%, 5/15/21	185,000	192,357

		5,892,216

Semiconductors & Semiconductor Equipment (0.2%)
Altera Corp.
1.750%, 5/15/17	500,000	496,700
Analog Devices, Inc.
3.000%, 4/15/16	455,000	474,698
2.875%, 6/1/23	250,000	233,489
Applied Materials, Inc.
4.300%, 6/15/21	625,000	653,289
Broadcom Corp.
2.500%, 8/15/22	1,055,000	971,785
Intel Corp.
1.950%, 10/1/16	1,555,000	1,599,453
1.350%, 12/15/17	1,911,000	1,885,966
3.300%, 10/1/21	1,143,000	1,130,655
2.700%, 12/15/22	1,763,000	1,623,018
KLA-Tencor Corp.
6.900%, 5/1/18	293,000	344,794
Maxim Integrated Products, Inc.
3.375%, 3/15/23	400,000	369,531
National Semiconductor Corp.
3.950%, 4/15/15	1,055,000	1,108,231
Texas Instruments, Inc.
2.375%, 5/16/16	905,000	941,356
1.000%, 5/1/18	500,000	481,675
1.650%, 8/3/19	305,000	295,682
2.250%, 5/1/23	750,000	683,698

		13,294,020

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15	352,000	363,490
4.750%, 2/1/20	837,000	910,269
Autodesk, Inc.
1.950%, 12/15/17	297,000	288,729
BMC Software, Inc.
4.250%, 2/15/22	134,000	136,192
4.500%, 12/1/22	505,000	513,811
CA, Inc.
6.125%, 12/1/14	311,000	329,749
2.875%, 8/15/18	500,000	502,213
5.375%, 12/1/19	800,000	889,026
4.500%, 8/15/23	250,000	250,432
Intuit, Inc.
5.750%, 3/15/17	1,000,000	1,117,300
Microsoft Corp.
2.500%, 2/8/16	3,000,000	3,115,031
1.000%, 5/1/18	487,000	470,226
4.200%, 6/1/19	580,000	639,892
3.000%, 10/1/20	594,000	601,506
4.000%, 2/8/21	1,000,000	1,072,269
2.125%, 11/15/22	500,000	451,246
2.375%, 5/1/23	1,000,000	903,500
Oracle Corp.
5.250%, 1/15/16	3,015,000	3,312,701
1.200%, 10/15/17	1,000,000	980,700
5.750%, 4/15/18	1,116,000	1,297,496
2.375%, 1/15/19	1,500,000	1,505,043
5.000%, 7/8/19	3,500,000	3,961,212
2.500%, 10/15/22	1,763,000	1,630,016
3.625%, 7/15/23	1,000,000	999,847
Symantec Corp.
4.200%, 9/15/20	1,100,000	1,131,425
3.950%, 6/15/22	1,000,000	979,147

		28,352,468

Total Information Technology		127,615,094

Materials (1.6%)
Chemicals (0.6%)
Agrium, Inc.
6.750%, 1/15/19	500,000	588,047
3.150%, 10/1/22	86,000	79,797
3.500%, 6/1/23	1,000,000	940,093
Air Products and Chemicals, Inc.
2.000%, 8/2/16	235,000	239,802
4.375%, 8/21/19	394,000	427,782
2.750%, 2/3/23	1,000,000	949,317
Airgas, Inc.
3.250%, 10/1/15	755,000	783,187
1.650%, 2/15/18	500,000	485,594
Albemarle Corp.
4.500%, 12/15/20	500,000	522,250
Cabot Corp.
5.000%, 10/1/16	394,000	431,897
3.700%, 7/15/22	500,000	488,333
CF Industries, Inc.
7.125%, 5/1/20	1,094,000	1,282,548
3.450%, 6/1/23	1,000,000	926,866
Dow Chemical Co.
2.500%, 2/15/16	2,365,000	2,442,138
8.550%, 5/15/19	2,530,000	3,222,206
4.250%, 11/15/20	1,984,000	2,074,764
4.125%, 11/15/21	55,000	55,901
3.000%, 11/15/22	888,000	814,187
E.I. du Pont de Nemours & Co.
3.250%, 1/15/15	1,184,000	1,224,546
1.950%, 1/15/16	1,000,000	1,024,549
5.250%, 12/15/16	149,000	168,015

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 7/15/18	$2,203,000	$2,603,443
5.750%, 3/15/19	500,000	579,147
3.625%, 1/15/21	1,611,000	1,655,240
2.800%, 2/15/23	888,000	828,920
Eastman Chemical Co.
2.400%, 6/1/17	83,000	83,963
5.500%, 11/15/19	427,000	479,274
3.600%, 8/15/22	1,125,000	1,096,072
Ecolab, Inc.
2.375%, 12/8/14	500,000	509,613
1.000%, 8/9/15	146,000	146,291
3.000%, 12/8/16	1,500,000	1,573,894
4.350%, 12/8/21	1,267,000	1,331,925
Lubrizol Corp.
5.500%, 10/1/14	62,000	65,079
8.875%, 2/1/19	500,000	663,254
LYB International Finance B.V.
4.000%, 7/15/23	1,055,000	1,039,175
LyondellBasell Industries N.V.
6.000%, 11/15/21	1,800,000	2,043,000
Methanex Corp.
3.250%, 12/15/19	193,000	188,296
Monsanto Co.
5.125%, 4/15/18	824,000	942,703
2.200%, 7/15/22	250,000	230,489
NewMarket Corp.
4.100%, 12/15/22	167,000	159,729
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17	843,000	879,154
6.500%, 5/15/19	815,000	963,661
4.875%, 3/30/20	194,000	211,786
PPG Industries, Inc.
1.900%, 1/15/16	733,000	745,305
6.650%, 3/15/18	383,000	452,159
3.600%, 11/15/20	350,000	355,330
2.700%, 8/15/22	500,000	463,662
Praxair, Inc.
4.625%, 3/30/15	960,000	1,018,739
0.750%, 2/21/16	400,000	399,075
1.050%, 11/7/17	656,000	640,670
1.250%, 11/7/18	1,400,000	1,351,086
4.500%, 8/15/19	755,000	849,151
4.050%, 3/15/21	500,000	525,013
3.000%, 9/1/21	555,000	543,585
2.200%, 8/15/22	405,000	368,431
2.700%, 2/21/23	433,000	409,898
RPM International, Inc.
6.125%, 10/15/19	655,000	745,359
Sherwin-Williams Co.
3.125%, 12/15/14	428,000	440,614
1.350%, 12/15/17	550,000	538,890
Valspar Corp.
7.250%, 6/15/19	394,000	466,174
4.200%, 1/15/22	200,000	201,561
Westlake Chemical Corp.
3.600%, 7/15/22	308,000	290,290

		48,250,919

Construction Materials (0.1%)
CRH America, Inc.
6.000%, 9/30/16	3,109,000	3,493,985
8.125%, 7/15/18	269,000	327,446
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	339,000

		4,160,431

Containers & Packaging (0.0%)
Avery Dennison Corp.
5.375%, 4/15/20	169,000	178,587
3.350%, 4/15/23	300,000	281,547
Bemis Co., Inc.
6.800%, 8/1/19	404,000	481,226

		941,360

Metals & Mining (0.8%)
Alcoa, Inc.
6.750%, 7/15/18	900,000	981,900
5.720%, 2/23/19	300,000	309,750
6.150%, 8/15/20	1,145,000	1,197,304
5.400%, 4/15/21	1,305,000	1,287,905
5.870%, 2/23/22	100,000	99,312
Allegheny Technologies, Inc.
9.375%, 6/1/19	559,000	688,168
5.875%, 8/15/23	600,000	607,174
Barrick Gold Corp.
2.900%, 5/30/16	911,000	920,892
2.500%, 5/1/18	719,000	685,401
6.950%, 4/1/19	1,978,000	2,262,844
3.850%, 4/1/22	2,000,000	1,760,095
4.100%, 5/1/23	855,000	747,281
Barrick Gold Finance Co.
4.875%, 11/15/14	468,000	485,419
Barrick North America Finance LLC
4.400%, 5/30/21	111,000	102,899
BHP Billiton Finance USA Ltd.
1.125%, 11/21/14	2,000,000	2,015,215
1.000%, 2/24/15	1,500,000	1,509,383
7.250%, 3/1/16	598,000	682,603
1.875%, 11/21/16	750,000	764,788
1.625%, 2/24/17	1,000,000	1,004,963
5.400%, 3/29/17	139,000	157,159
6.500%, 4/1/19	2,368,000	2,827,557
3.250%, 11/21/21	388,000	384,504
2.875%, 2/24/22	1,406,000	1,337,763
Carpenter Technology Corp.
4.450%, 3/1/23	100,000	98,231
Cliffs Natural Resources, Inc.
3.950%, 1/15/18	583,000	584,350
5.900%, 3/15/20	700,000	718,480
4.800%, 10/1/20	173,000	164,914
4.875%, 4/1/21	94,000	88,463
Freeport-McMoRan Copper & Gold, Inc.
1.400%, 2/13/15	1,000,000	1,002,750
2.150%, 3/1/17	1,000,000	995,170
2.375%, 3/15/18§	5,000,000	4,845,350
3.100%, 3/15/20§	1,656,000	1,552,574
3.550%, 3/1/22	1,794,000	1,653,934
3.875%, 3/15/23§	1,638,000	1,507,777
Goldcorp, Inc.
2.125%, 3/15/18	656,000	637,750
3.700%, 3/15/23	555,000	511,425
Newmont Mining Corp.
5.125%, 10/1/19	928,000	979,840
3.500%, 3/15/22	1,044,000	916,182
Nucor Corp.
5.750%, 12/1/17	763,000	866,587
5.850%, 6/1/18	755,000	865,060

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Reliance Steel & Aluminum Co.
4.500%, 4/15/23	$455,000	$444,304
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	1,221,000	1,301,891
Rio Tinto Finance USA Ltd.
1.875%, 11/2/15	2,500,000	2,536,725
6.500%, 7/15/18	920,000	1,084,913
9.000%, 5/1/19	931,000	1,206,241
3.500%, 11/2/20	1,000,000	994,567
4.125%, 5/20/21	1,388,000	1,406,810
3.750%, 9/20/21	1,000,000	996,768
Rio Tinto Finance USA plc
1.375%, 6/17/16	1,500,000	1,501,775
2.000%, 3/22/17	500,000	504,742
1.625%, 8/21/17	1,055,000	1,038,183
2.250%, 12/14/18	1,500,000	1,472,446
3.500%, 3/22/22	687,000	664,325
2.875%, 8/21/22	1,055,000	971,651
Southern Copper Corp.
5.375%, 4/16/20	193,000	205,583
3.500%, 11/8/22	244,000	219,573
Teck Resources Ltd.
3.850%, 8/15/17	3,031,000	3,152,240
4.500%, 1/15/21	180,000	178,200
3.750%, 2/1/23	111,000	100,455
Vale Overseas Ltd.
6.250%, 1/11/16	478,000	525,666
6.250%, 1/23/17	2,426,000	2,711,955
4.625%, 9/15/20	1,611,000	1,637,908
4.375%, 1/11/22	1,062,000	1,022,706
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	561,722

		67,250,465

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	1,711,000	1,702,805
Domtar Corp.
4.400%, 4/1/22	2,000,000	1,920,000
International Paper Co.
5.300%, 4/1/15	1,064,000	1,130,470
7.950%, 6/15/18	1,744,000	2,153,244
9.375%, 5/15/19	666,000	878,679
7.500%, 8/15/21	156,000	191,615
4.750%, 2/15/22	149,000	156,254

		8,133,067

Total Materials		128,736,242

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
AT&T, Inc.
0.875%, 2/13/15	1,000,000	1,003,600
2.500%, 8/15/15	4,276,000	4,400,859
0.900%, 2/12/16	1,500,000	1,492,893
2.950%, 5/15/16	1,100,000	1,150,813
5.625%, 6/15/16	589,000	656,405
2.400%, 8/15/16	480,000	493,458
1.600%, 2/15/17	1,000,000	996,983
1.700%, 6/1/17	1,276,000	1,273,065
1.400%, 12/1/17	1,000,000	969,927
5.500%, 2/1/18	3,972,000	4,485,579
5.800%, 2/15/19	1,901,000	2,177,976
4.450%, 5/15/21	1,276,000	1,337,895
3.875%, 8/15/21	497,000	500,417
3.000%, 2/15/22	1,000,000	937,200
2.625%, 12/1/22	2,156,000	1,920,134
British Telecommunications plc
1.625%, 6/28/16	840,000	844,833
5.950%, 1/15/18	1,200,000	1,375,026
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%, 12/15/17	500,000	490,300
3.849%, 4/15/23	500,000	451,919
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	2,387,000	3,045,903
Deutsche Telekom International Finance B.V.
6.750%, 8/20/18	1,650,000	1,974,145
GTE Corp.
6.840%, 4/15/18	62,000	72,595
Orange S.A.
2.125%, 9/16/15	1,000,000	1,014,057
2.750%, 9/14/16	555,000	571,428
5.375%, 7/8/19	1,111,000	1,231,801
4.125%, 9/14/21	1,000,000	1,007,834
Qwest Corp.
7.500%, 10/1/14	557,000	587,635
6.500%, 6/1/17	750,000	840,000
6.750%, 12/1/21	1,111,000	1,191,325
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,846,000	1,941,118
6.999%, 6/4/18	1,000,000	1,103,683
7.175%, 6/18/19	801,000	891,143
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	414,000	431,140
3.992%, 2/16/16	2,455,000	2,540,846
6.421%, 6/20/16	699,000	769,433
6.221%, 7/3/17	473,000	524,055
3.192%, 4/27/18	1,000,000	993,823
5.877%, 7/15/19	505,000	550,670
5.134%, 4/27/20	629,000	643,652
5.462%, 2/16/21	2,322,000	2,372,908
4.570%, 4/27/23	500,000	480,993
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	1,100,000	1,204,338
Verizon Communications, Inc.
0.700%, 11/2/15	1,000,000	990,217
5.550%, 2/15/16	2,762,000	3,037,069
3.000%, 4/1/16	1,000,000	1,041,200
2.500%, 9/15/16	3,044,000	3,130,450
2.000%, 11/1/16	1,000,000	1,013,640
1.100%, 11/1/17	1,000,000	960,733
5.500%, 2/15/18	1,933,000	2,188,349
6.100%, 4/15/18	208,000	240,198
3.650%, 9/14/18	5,200,000	5,480,280
8.750%, 11/1/18	1,541,000	1,979,260
6.350%, 4/1/19	2,067,000	2,422,524
4.500%, 9/15/20	2,057,000	2,177,952
4.600%, 4/1/21	1,666,000	1,770,264
3.500%, 11/1/21	1,000,000	983,500
2.450%, 11/1/22	1,406,000	1,239,788
5.150%, 9/15/23	9,500,000	10,109,900

		91,709,131

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15	62,000	65,563
3.625%, 3/30/15	100,000	103,682
2.375%, 9/8/16	1,300,000	1,317,160
5.625%, 11/15/17	2,280,000	2,600,568

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 3/30/20	$2,826,000	$3,035,350
3.125%, 7/16/22	1,000,000	917,080
Rogers Communications, Inc.
7.500%, 3/15/15	111,000	121,345
6.800%, 8/15/18	1,324,000	1,580,948
3.000%, 3/15/23	750,000	693,004
Vodafone Group plc
5.000%, 9/15/15	3,000,000	3,223,018
0.900%, 2/19/16	1,055,000	1,045,388
5.625%, 2/27/17	2,027,000	2,290,405
1.625%, 3/20/17	250,000	249,309
1.250%, 9/26/17	1,000,000	974,067
1.500%, 2/19/18	2,000,000	1,938,800
5.450%, 6/10/19	1,437,000	1,641,838
2.500%, 9/26/22	611,000	544,701
2.950%, 2/19/23	1,194,000	1,090,122

		23,432,348

Total Telecommunication Services		115,141,479

Utilities (1.7%)
Electric Utilities (1.1%)
Alabama Power Co.
0.550%, 10/15/15	1,000,000	995,900
American Electric Power Co., Inc.
1.650%, 12/15/17	500,000	490,112
2.950%, 12/15/22	83,000	76,439
Appalachian Power Co.
3.400%, 5/24/15	500,000	517,802
Arizona Public Service Co.
8.750%, 3/1/19	461,000	597,563
Baltimore Gas & Electric Co.
5.900%, 10/1/16	156,000	174,833
2.800%, 8/15/22	300,000	283,748
CenterPoint Energy Houston Electric LLC
2.250%, 8/1/22	250,000	231,705
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	493,000	541,807
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	568,016
1.950%, 9/1/16	175,000	179,088
6.150%, 9/15/17	940,000	1,098,882
4.000%, 8/1/20	359,000	382,896
3.400%, 9/1/21	250,000	253,601
Connecticut Light & Power Co.
5.650%, 5/1/18	55,000	63,905
2.500%, 1/15/23	156,000	144,822
Series 09-A
5.500%, 2/1/19	500,000	580,322
Dayton Power & Light Co.
1.875%, 9/15/16§	250,000	249,632
Detroit Edison Co.
5.600%, 6/15/18	250,000	292,618
3.900%, 6/1/21	500,000	527,353
Duke Energy Carolinas LLC
7.000%, 11/15/18	401,000	494,936
4.300%, 6/15/20	138,000	148,143
Duke Energy Corp.
3.350%, 4/1/15	1,524,000	1,580,631
1.625%, 8/15/17	500,000	497,800
2.100%, 6/15/18	250,000	248,650
5.050%, 9/15/19	655,000	733,357
3.050%, 8/15/22	1,055,000	1,001,788
Duke Energy Florida, Inc.
5.650%, 6/15/18	346,000	402,365
4.550%, 4/1/20	149,000	163,122
Series A
5.800%, 9/15/17	1,000,000	1,157,943
Duke Energy Indiana, Inc.
6.050%, 6/15/16	500,000	562,907
3.750%, 7/15/20	1,062,000	1,114,969
Duke Energy Ohio, Inc.
5.450%, 4/1/19	500,000	576,960
3.800%, 9/1/23	1,000,000	1,018,326
Duke Energy Progress, Inc.
5.300%, 1/15/19	1,611,000	1,865,324
Edison International
3.750%, 9/15/17	531,000	561,978
Entergy Arkansas, Inc.
3.750%, 2/15/21	1,111,000	1,144,637
Entergy Corp.
3.625%, 9/15/15	500,000	519,946
4.700%, 1/15/17	250,000	265,684
5.125%, 9/15/20	742,000	773,117
Entergy Louisiana LLC
1.875%, 12/15/14	130,000	132,007
Entergy Texas, Inc.
7.125%, 2/1/19	555,000	658,855
Exelon Corp.
4.900%, 6/15/15	354,000	376,201
Florida Power & Light Co.
5.550%, 11/1/17	500,000	570,387
2.750%, 6/1/23	250,000	238,655
Georgia Power Co.
3.000%, 4/15/16	156,000	162,760
5.400%, 6/1/18	1,000,000	1,139,932
4.250%, 12/1/19	307,000	338,774
2.850%, 5/15/22	638,000	613,661
Great Plains Energy, Inc.
4.850%, 6/1/21	62,000	65,919
Hydro-Quebec
7.500%, 4/1/16	2,000,000	2,289,388
2.000%, 6/30/16	1,381,000	1,422,704
8.400%, 1/15/22	125,000	167,030
Indiana Michigan Power Co.
7.000%, 3/15/19	1,096,000	1,322,369
Series J
3.200%, 3/15/23	150,000	142,468
Jersey Central Power & Light Co.
5.650%, 6/1/17	1,500,000	1,668,933
7.350%, 2/1/19	55,000	66,156
Kansas City Power & Light Co.
5.850%, 6/15/17	55,000	60,086
6.375%, 3/1/18	555,000	635,300
7.150%, 4/1/19	500,000	610,349
3.150%, 3/15/23	250,000	236,418
Kentucky Utilities Co.
1.625%, 11/1/15	1,000,000	1,015,395
LG&E and KU Energy LLC
2.125%, 11/15/15	55,000	56,092
3.750%, 11/15/20	1,208,000	1,206,673
Louisville Gas & Electric Co.
1.625%, 11/15/15	1,000,000	1,009,425
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	612,253
MidAmerican Energy Co.
4.650%, 10/1/14	1,111,000	1,154,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.400%, 3/15/19	$850,000	$862,014
Nevada Power Co.
6.500%, 8/1/18	1,111,000	1,332,035
7.125%, 3/15/19	500,000	615,754
NextEra Energy Capital Holdings, Inc.
1.200%, 6/1/15	1,283,000	1,290,009
7.875%, 12/15/15	349,000	399,234
6.000%, 3/1/19	901,000	1,029,753
4.500%, 6/1/21	1,000,000	1,044,939
Northern States Power Co.
1.950%, 8/15/15	474,000	484,788
5.250%, 3/1/18	500,000	564,396
2.150%, 8/15/22	1,000,000	924,893
NSTAR Electric Co.
5.625%, 11/15/17	750,000	855,022
2.375%, 10/15/22	1,250,000	1,154,078
Ohio Power Co.
6.050%, 5/1/18	111,000	127,516
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	187,000	199,732
5.000%, 9/30/17	1,000,000	1,107,140
6.800%, 9/1/18	611,000	734,357
7.000%, 9/1/22	750,000	922,471
Pacific Gas & Electric Co.
5.625%, 11/30/17	1,000,000	1,146,609
8.250%, 10/15/18	755,000	964,211
3.500%, 10/1/20	1,232,000	1,238,343
3.250%, 6/15/23	250,000	237,681
PacifiCorp
5.500%, 1/15/19	300,000	349,366
2.950%, 2/1/22	500,000	492,197
Peco Energy Co.
5.000%, 10/1/14	1,055,000	1,103,558
1.200%, 10/15/16	194,000	193,636
5.350%, 3/1/18	55,000	63,317
2.375%, 9/15/22	500,000	467,259
Portland General Electric Co.
6.100%, 4/15/19	373,000	446,040
PPL Capital Funding, Inc.
1.900%, 6/1/18	1,000,000	984,583
4.200%, 6/15/22	1,078,000	1,074,272
3.500%, 12/1/22	1,000,000	942,284
3.400%, 6/1/23	250,000	230,555
PPL Electric Utilities Corp.
2.500%, 9/1/22	200,000	185,436
Progress Energy, Inc.
5.625%, 1/15/16	55,000	59,952
7.050%, 3/15/19	1,055,000	1,278,916
4.400%, 1/15/21	156,000	164,549
3.150%, 4/1/22	1,138,000	1,080,071
Public Service Co. of Colorado
5.125%, 6/1/19	35,000	40,065
3.200%, 11/15/20	83,000	84,796
2.250%, 9/15/22	500,000	459,808
Public Service Co. of Oklahoma
5.150%, 12/1/19	52,000	58,150
4.400%, 2/1/21	205,000	216,758
Public Service Electric & Gas Co.
5.300%, 5/1/18	596,000	690,247
2.300%, 9/15/18	1,000,000	1,020,507
3.500%, 8/15/20	55,000	57,221
2.375%, 5/15/23	500,000	465,593
Scottish Power Ltd.
5.375%, 3/15/15	1,000,000	1,056,486
Sierra Pacific Power Co.
Series M
6.000%, 5/15/16	55,000	61,853
South Carolina Electric & Gas Co.
6.500%, 11/1/18	500,000	605,025
Southern California Edison Co.
5.500%, 8/15/18	500,000	579,010
3.875%, 6/1/21	586,000	621,173
Southern Co.
2.375%, 9/15/15	500,000	512,567
1.950%, 9/1/16	310,000	315,719
Southwestern Electric Power Co.
6.450%, 1/15/19	344,000	403,268
3.550%, 2/15/22	2,000,000	1,977,901
Series E
5.550%, 1/15/17	66,000	74,067
Southwestern Public Service Co.
Series G
8.750%, 12/1/18	500,000	641,449
Tampa Electric Co.
6.100%, 5/15/18	249,000	294,080
2.600%, 9/15/22	200,000	189,163
UIL Holdings Corp.
4.625%, 10/1/20	500,000	510,112
Virginia Electric & Power Co.
5.400%, 1/15/16	1,047,000	1,153,444
5.400%, 4/30/18	500,000	574,040
5.000%, 6/30/19	591,000	670,605
2.750%, 3/15/23	583,000	553,511
Westar Energy, Inc.
5.100%, 7/15/20	500,000	566,081
Wisconsin Electric Power Co.
4.250%, 12/15/19	752,000	828,533
2.950%, 9/15/21	680,000	677,756
Wisconsin Power & Light Co.
5.000%, 7/15/19	297,000	339,046
Xcel Energy, Inc.
0.750%, 5/9/16	111,000	110,416
4.700%, 5/15/20	711,000	785,713

		84,601,461

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	799,000	1,025,037
Boardwalk Pipelines LP
5.750%, 9/15/19	650,000	725,075
CenterPoint Energy Resources Corp.
6.000%, 5/15/18	346,000	403,625
4.500%, 1/15/21	1,297,000	1,398,173
DCP Midstream Operating LP
3.250%, 10/1/15	200,000	206,112
3.875%, 3/15/23	1,055,000	960,602
National Fuel Gas Co.
3.750%, 3/1/23	1,000,000	969,801
ONEOK, Inc.
5.200%, 6/15/15	500,000	531,516
4.250%, 2/1/22	156,000	146,037
Panhandle Eastern Pipe Line Co. LP
6.200%, 11/1/17	833,000	985,610
Questar Corp.
2.750%, 2/1/16	125,000	129,602
Southern Natural Gas Co. LLC
5.900%, 4/1/17§	846,000	961,474
4.400%, 6/15/21	83,000	86,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Southwest Gas Corp.
3.875%, 4/1/22	$500,000	$515,137

		9,044,600

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
4.550%, 6/15/15	500,000	528,593
5.150%, 12/1/20	555,000	598,091
Exelon Generation Co. LLC
6.200%, 10/1/17	651,000	746,006
5.200%, 10/1/19	2,000,000	2,177,628
PPL Energy Supply LLC
6.200%, 5/15/16	500,000	547,593
6.500%, 5/1/18	124,000	139,663
PSEG Power LLC
5.500%, 12/1/15	140,000	152,573
5.125%, 4/15/20	1,286,000	1,408,888
Southern Power Co.
Series D
4.875%, 7/15/15	1,000,000	1,067,919
Tennessee Valley Authority
5.500%, 7/18/17	4,322,000	4,986,555
6.250%, 12/15/17	62,000	74,412
4.500%, 4/1/18	156,000	175,643
3.875%, 2/15/21	2,383,000	2,566,298
1.875%, 8/15/22	1,000,000	900,665
TransAlta Corp.
4.750%, 1/15/15	1,055,000	1,094,869

		17,165,396

Multi-Utilities (0.3%)
AGL Capital Corp.
3.500%, 9/15/21	638,000	644,167
Alliant Energy Corp.
4.000%, 10/15/14	269,000	277,597
Ameren Corp.
9.750%, 11/15/18	1,000,000	1,338,179
2.700%, 9/1/22	500,000	481,405
Avista Corp.
5.125%, 4/1/22	500,000	567,612
CenterPoint Energy, Inc.
5.950%, 2/1/17	55,000	62,453
6.500%, 5/1/18	500,000	587,894
CMS Energy Corp.
5.050%, 3/15/22	1,500,000	1,613,026
Consolidated Edison Co. of New York, Inc.
7.125%, 12/1/18	943,000	1,166,084
6.650%, 4/1/19	555,000	675,945
4.450%, 6/15/20	500,000	548,550
Series 08-A
5.850%, 4/1/18	385,000	449,752
Consumers Energy Co.
6.700%, 9/15/19	1,890,000	2,357,878
Dominion Resources, Inc.
5.000%, 12/1/14	208,000	217,241
5.150%, 7/15/15	382,000	410,709
2.250%, 9/1/15	1,500,000	1,540,509
5.600%, 11/15/16	280,000	315,379
6.000%, 11/30/17	941,000	1,094,308
8.875%, 1/15/19	699,000	902,584
5.200%, 8/15/19	316,000	360,417
7.500%, 6/30/66(l)	200,000	213,000
DTE Energy Co.
6.350%, 6/1/16	111,000	125,755
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	202,000
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	927,000	1,073,918
National Grid plc
6.300%, 8/1/16	478,000	542,368
NiSource Finance Corp.
6.400%, 3/15/18	1,305,000	1,513,677
6.800%, 1/15/19	1,000,000	1,179,655
5.450%, 9/15/20	55,000	60,474
NSTAR LLC
4.500%, 11/15/19	352,000	387,150
San Diego Gas & Electric Co.
3.600%, 9/1/23	1,650,000	1,693,780
SCANA Corp.
6.250%, 4/1/20	255,000	285,064
Sempra Energy
6.500%, 6/1/16	442,000	503,988
2.300%, 4/1/17	550,000	559,283
6.150%, 6/15/18	55,000	64,299
9.800%, 2/15/19	1,000,000	1,335,302
2.875%, 10/1/22	535,000	495,653
TECO Finance, Inc.
4.000%, 3/15/16	562,000	596,194
5.150%, 3/15/20	877,000	961,625
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	530,000	559,150

		27,964,024

Water Utilities (0.0%)
United Utilities plc
5.375%, 2/1/19	500,000	544,381

Total Utilities		139,319,862

Total Corporate Bonds		2,445,704,284

Government Securities (66.3%)
Foreign Governments (2.7%)
Canadian Government Bond
0.875% 2/14/17	3,165,000	3,165,254
China Development Bank Corp.
5.000% 10/15/15	500,000	532,350
Development Bank of Japan
4.250% 6/9/15	500,000	529,646
5.125% 2/1/17	1,100,000	1,244,006
Egypt Government AID Bonds
4.450% 9/15/15	1,000,000	1,076,023
Export Development Canada
2.250% 5/28/15	2,750,000	2,833,679
0.500% 9/15/15	1,000,000	1,000,605
1.250% 10/26/16	110,000	111,473
0.750% 12/15/17	1,250,000	1,222,735
Export-Import Bank of Korea
5.875% 1/14/15	1,362,000	1,443,992
4.125% 9/9/15	2,650,000	2,795,989
4.000% 1/11/17	800,000	851,048
1.750% 2/27/18	1,591,000	1,546,452
2.875% 9/17/18	1,500,000	1,509,339
5.125% 6/29/20	500,000	547,650
4.000% 1/29/21	1,500,000	1,531,140
5.000% 4/11/22	500,000	546,210
Federative Republic of Brazil
7.875% 3/7/15	2,000,000	2,190,000
6.000% 1/17/17	2,000,000	2,235,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
8.000% 1/15/18	$1,608,000	$1,809,000
5.875% 1/15/19	1,694,000	1,916,761
8.875% 10/14/19	554,000	716,876
4.875% 1/22/21	2,500,000	2,681,250
2.625% 1/5/23	2,000,000	1,753,000
FMS Wertmanagement AoeR
0.625% 4/18/16	2,100,000	2,097,967
1.125% 10/14/16	1,000,000	1,007,193
1.000% 11/21/17	1,650,000	1,623,930
Japan Bank for International Cooperation
1.125% 7/19/17	3,000,000	2,973,339
1.750% 7/31/18	2,000,000	1,990,410
3.375% 7/31/23	2,000,000	2,006,218
Japan Finance Corp.
2.875% 2/2/15	2,500,000	2,579,859
2.500% 1/21/16	2,300,000	2,393,548
2.500% 5/18/16	1,200,000	1,251,464
2.250% 7/13/16	276,000	286,493
Japan Finance Organization for Municipalities
4.625% 4/21/15	1,500,000	1,592,245
5.000% 5/16/17	1,200,000	1,358,526
4.000% 1/13/21	700,000	760,886
Korea Development Bank
4.375% 8/10/15	615,000	649,200
1.000% 1/22/16	1,500,000	1,475,295
3.250% 3/9/16	626,000	647,776
4.000% 9/9/16	1,000,000	1,068,170
1.500% 1/22/18	1,000,000	962,150
3.000% 9/14/22	1,000,000	942,350
Korea Finance Corp.
3.250% 9/20/16	650,000	677,008
2.250% 8/7/17	1,000,000	998,980
Province of British Columbia
2.850% 6/15/15	1,945,000	2,022,795
2.100% 5/18/16	1,000,000	1,034,633
1.200% 4/25/17	1,500,000	1,506,301
2.650% 9/22/21	1,000,000	988,334
2.000% 10/23/22	733,000	671,711
Province of Manitoba
4.900% 12/6/16	871,000	976,995
1.125% 6/1/18	1,000,000	976,993
1.750% 5/30/19	1,000,000	981,955
2.100% 9/6/22	1,468,000	1,353,506
Province of New Brunswick
2.750% 6/15/18	1,312,000	1,366,484
Province of Nova Scotia
2.375% 7/21/15	500,000	514,249
5.125% 1/26/17	1,683,000	1,898,097
Province of Ontario
4.500% 2/3/15	250,000	263,200
2.950% 2/5/15	2,138,000	2,207,040
0.950% 5/26/15	3,750,000	3,770,054
2.700% 6/16/15	6,156,000	6,371,746
1.875% 9/15/15	359,000	367,255
4.750% 1/19/16	125,000	136,244
2.300% 5/10/16	2,000,000	2,073,464
1.000% 7/22/16	3,000,000	3,005,711
4.950% 11/28/16	304,000	340,595
1.100% 10/25/17	1,861,000	1,832,443
1.200% 2/14/18	1,000,000	981,828
2.000% 9/27/18	1,500,000	1,505,699
1.650% 9/27/19	1,166,000	1,119,852
4.000% 10/7/19	332,000	362,006
4.400% 4/14/20	5,000,000	5,545,108
2.450% 6/29/22	1,611,000	1,520,644
Province of Quebec
4.600% 5/26/15	1,478,000	1,574,949
5.125% 11/14/16	1,520,000	1,710,287
4.625% 5/14/18	1,527,000	1,722,481
3.500% 7/29/20	1,611,000	1,688,922
2.750% 8/25/21	500,000	489,236
2.625% 2/13/23	2,406,000	2,251,305
Republic of Chile
3.875% 8/5/20	600,000	621,000
3.250% 9/14/21	1,000,000	985,000
2.250% 10/30/22	500,000	447,500
Republic of Colombia
8.250% 12/22/14	1,276,000	1,378,080
7.375% 1/27/17	1,500,000	1,740,000
7.375% 3/18/19	2,250,000	2,728,125
4.375% 7/12/21	1,350,000	1,390,500
2.625% 3/15/23	1,000,000	877,500
Republic of Italy
4.500% 1/21/15	3,278,000	3,408,323
3.125% 1/26/15	3,000,000	3,066,829
4.750% 1/25/16	100,000	106,426
5.250% 9/20/16	2,655,000	2,873,583
5.375% 6/12/17	2,500,000	2,728,121
Republic of Korea
7.125% 4/16/19	1,546,000	1,917,566
3.875% 9/11/23	250,000	254,498
Republic of Panama
7.250% 3/15/15	1,000,000	1,086,000
5.200% 1/30/20	1,143,000	1,245,870
Republic of Peru
8.375% 5/3/16	775,000	897,063
7.125% 3/30/19	1,392,000	1,687,800
Republic of Philippines
8.000% 1/15/16	700,000	794,500
6.500% 1/20/20	312,000	366,600
4.000% 1/15/21	5,415,000	5,618,063
Republic of Poland
3.875% 7/16/15	1,443,000	1,514,255
5.000% 10/19/15	1,255,000	1,351,221
6.375% 7/15/19	2,574,000	3,001,619
5.125% 4/21/21	1,500,000	1,626,045
5.000% 3/23/22	2,062,000	2,211,722
3.000% 3/17/23	1,750,000	1,603,262
Republic of South Africa
6.875% 5/27/19	1,883,000	2,160,743
5.500% 3/9/20	1,638,000	1,754,707
5.875% 5/30/22	1,000,000	1,078,750
Republic of Turkey
7.500% 7/14/17	10,608,000	12,066,600
6.750% 4/3/18	312,000	345,930
7.500% 11/7/19	2,200,000	2,549,250
3.250% 3/23/23	5,615,000	4,821,881
Republic of Uruguay
8.000% 11/18/22	1,000,000	1,270,000
State of Israel
5.500% 11/9/16	519,000	582,577
5.125% 3/26/19	1,498,000	1,690,868
4.000% 6/30/22	1,000,000	1,036,250
3.150% 6/30/23	500,000	476,500
Svensk Exportkredit AB
0.625% 9/4/15	1,400,000	1,400,365
1.750% 10/20/15	2,230,000	2,279,983
0.625% 5/31/16	1,000,000	993,935

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.125% 7/13/16	$1,000,000	$1,033,475
5.125% 3/1/17	569,000	644,512
1.125% 4/5/18	2,000,000	1,957,894
United Mexican States
6.625% 3/3/15	1,500,000	1,618,500
5.625% 1/15/17	662,000	738,130
5.950% 3/19/19	3,000,000	3,450,000
5.125% 1/15/20	250,000	278,125
3.625% 3/15/22	9,700,000	9,603,000

		221,623,653

Municipal Bonds (0.2%)
Arizona Salt River Project, Agricultural Improvement & Power District, Revenue Bonds, Series 2010A
4.839% 1/1/41	2,000	2,043
Central Puget Sound Regional Transit Authority, Revenue Bonds, Series 2009P-2T
5.491% 11/1/39	4,000	4,342
City & County of Denver, General Obligation Bonds, Series 2010A
5.650% 8/1/30	4,000	4,530
City of Chicago, International Airport, Revenue Bonds, Series 2010B
6.845% 1/1/38	2,000	2,134
6.395% 1/1/40	4,000	4,523
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010EE
6.011% 6/15/42	4,000	4,604
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
5.724% 6/15/42	2,000	2,220
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011A
5.508% 8/1/37	8,000	8,792
City of New York, General Obligation Bonds, Series 2009-A1
5.206% 10/1/31	4,000	4,164
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200% 12/1/21	155,000	166,473
County of Clark Airport System, Revenue Bonds, Series 2009B
6.881% 7/1/42	4,000	4,333
County of Los Angeles Community College District, General Obligation Bonds, Series 2008-E
6.750% 8/1/49	4,000	4,946
County of Nashville & Davidson Convention Center Authority, Revenue Bonds, Series 2010A-2
6.731% 7/1/43	204,000	227,638
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010B
6.138% 5/1/49	4,000	4,617
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	1,000,000	973,880
2.995% 7/1/20	140,000	130,717
Georgia Municipal Electric Authority, Revenue Bonds, Series 2010A
6.637% 4/1/57	2,000	2,068
7.055% 4/1/57	4,000	3,905
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B
(Zero Coupon), 2/15/19	1,000,000	822,130
(Zero Coupon), 2/15/23	1,000,000	635,600
Ohio State University, Revenue Bonds, Series 2010C
4.910% 6/1/40	4,000	4,069
Pennsylvania Turnpike Commission, Revenue Bonds, Series 2010B
5.511% 12/1/45	1,000	1,044
5.561% 12/1/49	3,000	3,130
Puerto Rico Commonwealth Government Development Bank
4.704% 5/1/16	1,000,000	821,400
Regents of the University of California, Revenue Bonds, Series 2013-AH
1.796% 7/1/19	175,000	169,166
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	4,000	4,733
7.043% 4/1/50	4,000	4,897
State of California, Various Purposes, General Obligation Bonds
5.450% 4/1/15	250,000	267,390
3.950% 11/1/15	1,625,000	1,725,750
State of California, Various Purposes, General Obligation Bonds, Series 2009
4.850% 10/1/14	500,000	519,610
5.950% 4/1/16	35,000	39,121
5.750% 3/1/17	200,000	225,454
6.200% 3/1/19	200,000	233,718
6.200% 10/1/19	400,000	470,548
State of Illinois, General Obligation Bonds, Series 2010
4.071% 1/1/14	4,000	4,031
4.421% 1/1/15	324,000	334,151
State of Illinois, General Obligation Bonds, Series 2011
4.961% 3/1/16	3,400,000	3,607,672
5.365% 3/1/17	310,000	335,585
5.665% 3/1/18	2,275,000	2,481,092
5.877% 3/1/19	60,000	64,378
State of New York Urban Development Corp., Personal Income Tax, Revenue Bonds, Series 2009E
5.770% 3/15/39	2,000	2,173

		14,332,771

Supranational (2.5%)
African Development Bank
6.875% 10/15/15	200,000	218,606
2.500% 3/15/16	2,083,000	2,176,934
0.875% 3/15/18	2,000,000	1,956,309
Asian Development Bank
4.250% 10/20/14	554,000	576,826
2.625% 2/9/15	727,000	749,365
0.500% 8/17/15	2,138,000	2,140,802
2.500% 3/15/16	2,638,000	2,760,257
0.500% 6/20/16	2,138,000	2,129,619
5.500% 6/27/16	3,138,000	3,547,241
1.125% 3/15/17	1,000,000	1,005,438
1.750% 9/11/18	3,000,000	3,023,519
1.875% 10/23/18	1,788,000	1,809,590
1.750% 3/21/19	1,305,000	1,304,811
1.375% 3/23/20	583,000	558,627
Corp. Andina de Fomento
3.750% 1/15/16	2,138,000	2,223,520

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.750% 1/12/17	$346,000	$384,060
8.125% 6/4/19	1,117,000	1,362,740
Council of Europe Development Bank
1.500% 1/15/15	1,000,000	1,013,669
2.750% 2/10/15	500,000	515,499
2.625% 2/16/16	1,721,000	1,796,159
1.500% 2/22/17	1,500,000	1,519,208
1.500% 6/19/17	111,000	112,101
1.000% 3/7/18	1,500,000	1,465,761
European Bank for Reconstruction & Development
2.750% 4/20/15	700,000	726,091
1.625% 9/3/15	1,357,000	1,387,849
2.500% 3/15/16	3,500,000	3,660,394
1.375% 10/20/16	138,000	140,373
1.000% 2/16/17	1,500,000	1,503,844
0.750% 9/1/17	2,138,000	2,102,990
1.625% 4/10/18	1,500,000	1,499,550
1.000% 6/15/18	2,083,000	2,038,724
European Investment Bank
0.875% 12/15/14	2,000,000	2,012,481
2.875% 1/15/15	1,969,000	2,032,136
2.750% 3/23/15	1,776,000	1,836,392
1.125% 4/15/15	2,500,000	2,526,887
1.000% 7/15/15	6,000,000	6,055,535
1.625% 9/1/15	312,000	318,613
1.375% 10/20/15	6,000,000	6,101,418
4.625% 10/20/15	874,000	946,590
4.875% 2/16/16	2,813,000	3,092,806
2.250% 3/15/16	7,000,000	7,269,672
0.625% 4/15/16	5,000,000	4,991,908
2.125% 7/15/16	553,000	573,674
0.500% 8/15/16	5,415,000	5,370,621
5.125% 9/13/16	2,125,000	2,391,344
1.125% 12/15/16	3,000,000	3,019,305
4.875% 1/17/17	2,775,000	3,124,824
5.125% 5/30/17	3,401,000	3,886,537
1.625% 6/15/17	4,000,000	4,068,377
1.125% 9/15/17	2,415,000	2,401,597
1.000% 12/15/17	2,735,000	2,693,276
1.000% 3/15/18	4,000,000	3,917,124
1.000% 6/15/18	5,276,000	5,134,813
2.875% 9/15/20	2,526,000	2,580,109
4.000% 2/16/21	2,111,000	2,304,460
Inter-American Development Bank
2.250% 7/15/15	1,312,000	1,352,123
0.500% 8/17/15	3,500,000	3,496,570
5.125% 9/13/16	2,758,000	3,099,382
1.375% 10/18/16	2,138,000	2,168,468
0.875% 3/15/18	500,000	489,078
4.250% 9/10/18	1,743,000	1,962,896
3.875% 9/17/19	1,000,000	1,109,706
3.875% 2/14/20	3,125,000	3,461,339
1.375% 7/15/20	5,000,000	4,737,443
International Bank for Reconstruction & Development
2.375% 5/26/15	4,088,000	4,218,314
0.375% 8/24/15	450,000	449,072
2.125% 3/15/16	6,865,000	7,110,416
5.000% 4/1/16	916,000	1,014,097
0.500% 4/15/16	3,221,000	3,206,489
1.000% 9/15/16	1,000,000	1,004,578
0.875% 4/17/17	3,776,000	3,749,310
9.250% 7/15/17	599,000	762,750
1.125% 7/18/17	2,500,000	2,493,304
7.625% 1/19/23	1,000,000	1,383,738
2.125% 2/13/23	1,219,000	1,148,044
International Finance Corp.
0.500% 5/15/15	1,000,000	1,001,692
2.250% 4/11/16	276,000	287,133
0.500% 5/16/16	1,000,000	995,764
1.125% 11/23/16	3,000,000	3,027,123
2.125% 11/17/17	4,138,000	4,284,547
0.625% 12/21/17	624,000	607,298
0.875% 6/15/18	2,638,000	2,570,034
1.750% 9/4/18	3,000,000	3,031,638
Nordic Investment Bank
2.625% 10/6/14	1,300,000	1,330,437
2.250% 3/15/16	500,000	519,635
0.500% 4/14/16	3,500,000	3,486,875
5.000% 2/1/17	1,705,000	1,932,647
1.000% 3/7/17	1,000,000	1,001,613
0.750% 1/17/18	824,000	804,712
North American Development Bank
4.375% 2/11/20	500,000	535,393
2.400% 10/26/22	1,150,000	1,042,627

		200,937,260

U.S. Government Agencies (6.9%)
Federal Farm Credit Bank
0.320% 3/12/15	1,824,000	1,823,643
1.500% 11/16/15	553,000	566,100
0.390% 12/17/15	2,000,000	1,991,857
0.875% 6/14/16	500,000	500,046
0.450% 7/12/16	276,000	273,894
5.125% 8/25/16	485,000	546,781
0.540% 11/7/16	4,000,000	3,944,939
4.875% 1/17/17	5,919,000	6,673,392
1.290% 6/14/19	1,000,000	954,906
2.500% 6/20/22	1,000,000	940,056
Federal Home Loan Bank
5.250% 6/18/14	2,000	2,073
5.500% 8/13/14	1,000	1,046
2.750% 12/12/14	5,000,000	5,152,317
0.250% 1/16/15	5,000,000	5,002,298
0.250% 2/20/15	5,000,000	5,002,480
2.875% 6/12/15	2,500,000	2,608,132
1.630% 8/20/15	220,000	225,097
0.375% 8/28/15	5,000,000	5,002,787
0.500% 11/20/15	5,140,000	5,149,043
0.500% 1/8/16	3,070,000	3,059,103
1.000% 3/11/16	5,000,000	5,053,079
5.375% 5/18/16	5,655,000	6,365,613
2.125% 6/10/16	5,000,000	5,200,689
5.625% 6/13/16	1,636,000	1,841,459
0.375% 6/24/16	5,000,000	4,972,954
0.800% 6/24/16	2,000,000	2,002,084
0.575% 7/29/16	3,000,000	2,985,839
4.750% 12/16/16	11,061,000	12,455,564
4.875% 5/17/17	3,169,000	3,604,548
5.250% 6/5/17	3,135,000	3,608,032
1.000% 6/21/17	2,220,000	2,217,928
1.050% 7/26/17	250,000	248,142
1.000% 8/9/17	500,000	493,425
0.750% 9/8/17	2,000,000	1,958,255
5.000% 11/17/17	7,116,000	8,213,326
1.375% 3/9/18	2,000,000	1,995,291
1.625% 6/19/18	2,000,000	1,976,780
1.150% 7/25/18	1,000,000	973,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.875% 3/8/19	$275,000	$274,697
1.650% 7/18/19	250,000	242,450
1.875% 3/13/20	2,000,000	1,945,920
4.125% 3/13/20	4,000,000	4,425,658
5.500% 7/15/36	3,000	3,563
Federal Home Loan Mortgage Corp.
5.000% 7/15/14	376,000	390,400
5.000% 11/13/14	1,000,000	1,052,747
0.750% 11/25/14	10,271,000	10,336,334
0.625% 12/29/14	5,000,000	5,026,602
0.800% 1/13/15	1,055,000	1,056,984
4.500% 1/15/15	2,469,000	2,605,235
0.650% 1/30/15	500,000	500,827
2.875% 2/9/15	5,849,000	6,059,542
0.550% 2/13/15	1,000,000	1,001,569
0.550% 2/27/15	776,000	777,268
0.500% 4/17/15	5,000,000	5,017,756
0.420% 6/19/15	2,776,000	2,776,804
1.000% 6/30/15	1,500,000	1,502,929
0.500% 8/28/15	166,000	166,360
0.550% 9/4/15	5,000,000	5,004,386
1.750% 9/10/15	5,415,000	5,559,655
0.500% 9/14/15	2,000,000	1,999,193
0.420% 9/18/15	5,000,000	5,000,199
0.500% 9/25/15	498,000	498,502
0.500% 10/9/15	369,000	368,518
4.750% 11/17/15	7,468,000	8,152,754
0.450% 11/24/15	415,000	414,759
0.500% 11/27/15	194,000	193,677
4.750% 1/19/16	3,500,000	3,841,712
0.850% 2/24/16	1,276,000	1,277,609
1.000% 2/24/16	1,000,000	1,003,086
1.000% 3/21/16	1,000,000	1,003,591
0.500% 4/29/16	811,000	807,707
0.500% 5/13/16	3,749,000	3,739,834
5.500% 7/18/16	5,693,000	6,461,164
0.850% 7/29/16	2,000,000	2,004,891
2.000% 8/25/16	1,299,000	1,346,853
0.700% 9/27/16	250,000	249,196
0.750% 10/5/16	2,000,000	1,996,135
0.875% 10/14/16	3,000,000	3,008,001
5.125% 10/18/16	6,053,000	6,853,895
0.625% 11/1/16	1,280,000	1,273,606
2.250% 1/23/17	611,000	614,715
1.000% 3/8/17	5,000,000	5,007,899
5.000% 4/18/17	5,443,000	6,200,423
1.250% 5/12/17	5,000,000	5,037,458
1.000% 6/29/17	3,276,000	3,263,341
1.000% 7/25/17	1,000,000	989,562
1.000% 7/28/17	5,000,000	4,974,538
5.500% 8/23/17	249,000	289,457
1.000% 9/29/17	5,415,000	5,369,642
5.125% 11/17/17	7,687,000	8,884,081
0.750% 1/12/18	5,553,000	5,414,484
0.875% 3/7/18	2,553,000	2,495,590
1.050% 4/30/18	2,000,000	1,942,789
1.100% 5/7/18	2,000,000	1,948,922
1.125% 5/25/18	1,000,000	974,314
4.875% 6/13/18	2,000,000	2,307,769
3.750% 3/27/19	7,220,000	7,951,424
1.750% 5/30/19	2,553,000	2,537,363
2.000% 7/30/19	555,000	550,168
1.250% 8/1/19	3,276,000	3,149,060
1.250% 10/2/19	7,276,000	6,944,763
2.500% 10/17/19	1,000,000	1,008,769
1.375% 5/1/20	3,000,000	2,849,912
2.375% 1/13/22	14,489,000	14,081,052
Federal National Mortgage Association
4.625% 10/15/14	2,624,000	2,744,977
2.625% 11/20/14	9,195,000	9,448,333
0.750% 12/19/14	7,747,000	7,799,598
0.750% 1/30/15	500,000	500,992
0.800% 2/13/15	1,000,000	1,002,405
0.550% 2/27/15	166,000	166,271
5.000% 3/2/15	1,000,000	1,066,748
0.375% 3/16/15	6,177,000	6,187,394
0.375% 3/25/15	111,000	111,025
5.000% 4/15/15	5,000,000	5,364,265
0.500% 5/27/15	5,000,000	5,018,574
0.625% 6/4/15	500,000	501,347
0.420% 6/5/15	3,000,000	2,998,687
0.500% 7/2/15	6,646,000	6,667,180
2.375% 7/28/15	6,000,000	6,226,853
0.400% 7/30/15	1,000,000	999,400
2.150% 8/4/15	269,000	277,500
0.500% 8/20/15	2,500,000	2,499,713
1.875% 9/9/15	138,000	141,764
2.000% 9/21/15	400,000	412,023
0.500% 9/28/15	5,664,000	5,678,079
0.480% 10/9/15	691,000	690,540
1.875% 10/15/15	394,000	405,093
4.375% 10/15/15	3,513,000	3,796,481
1.625% 10/26/15	5,000,000	5,125,106
0.480% 11/25/15	1,000,000	998,885
0.500% 11/27/15	5,000,000	4,993,988
0.375% 12/21/15	5,276,000	5,265,293
0.500% 1/15/16	1,000,000	999,677
0.500% 1/29/16	1,415,000	1,410,737
0.520% 2/26/16	1,500,000	1,497,990
0.550% 2/26/16	1,750,000	1,748,851
5.000% 3/15/16	4,636,000	5,138,005
0.650% 3/28/16	1,686,000	1,683,568
2.375% 4/11/16	5,000,000	5,229,484
0.500% 4/25/16	553,000	550,809
0.550% 6/6/16	5,000,000	4,981,146
0.625% 8/26/16	3,000,000	2,992,213
5.250% 9/15/16	5,100,000	5,779,814
1.250% 9/28/16	6,000,000	6,089,310
0.625% 10/25/16	7,000,000	6,954,202
4.875% 12/15/16	3,400,000	3,834,805
1.250% 1/30/17	2,000,000	2,021,910
5.000% 2/13/17	553,000	627,508
0.750% 3/6/17	1,000,000	987,260
1.000% 3/20/17	2,000,000	1,995,401
1.125% 4/27/17	12,000,000	12,045,407
5.000% 5/11/17	3,378,000	3,849,953
(Zero Coupon), 6/1/17	3,000,000	2,876,766
5.375% 6/12/17	5,764,000	6,657,549
1.125% 6/28/17	500,000	498,415
1.000% 8/21/17	500,000	493,243
0.950% 8/23/17	2,276,000	2,240,644
0.875% 8/28/17	10,903,000	10,765,773
1.000% 9/20/17	2,000,000	1,980,159
1.000% 9/27/17	138,000	135,828
0.875% 10/26/17	2,526,000	2,489,150
0.900% 11/7/17	4,166,000	4,073,586
0.875% 12/20/17	5,000,000	4,912,162
1.000% 12/28/17	3,553,000	3,467,172

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.030% 1/30/18	$1,000,000	$977,030
0.875% 2/8/18	2,553,000	2,498,622
1.200% 2/28/18	1,000,000	982,975
1.125% 4/3/18	1,000,000	976,715
0.875% 5/21/18	1,312,000	1,275,804
1.000% 5/21/18	2,000,000	1,942,376
1.250% 6/20/18	553,000	541,004
1.500% 8/28/18	1,000,000	984,986
1.625% 11/27/18	10,000,000	9,923,674
1.250% 12/28/18	250,000	241,906
1.750% 1/30/19	611,000	602,025
1.500% 2/26/19	250,000	243,239
1.700% 10/4/19	111,000	107,338
(Zero Coupon), 10/9/19	4,000,000	3,392,372
1.500% 10/9/19	1,500,000	1,433,640
1.550% 10/29/19	3,000,000	2,869,456
1.600% 1/30/20	2,000,000	1,904,858
1.750% 3/6/20	1,000,000	956,781
2.250% 10/17/22	2,500,000	2,296,762
2.200% 10/25/22	291,000	266,088
2.500% 2/22/23	2,000,000	1,856,071
2.500% 3/27/23	138,000	127,760
Financing Corp.
10.700% 10/6/17 IO STRIPS	1,200,000	1,645,398
9.800% 4/6/18 IO STRIPS	250,000	341,201

		554,081,374

U.S. Treasuries (54.0%)
U.S. Treasury Bonds
11.250% 2/15/15	5,271,100	6,066,750
9.875% 11/15/15	6,039,000	7,252,626
9.250% 2/15/16	7,726,900	9,330,835
7.250% 5/15/16	2,719,000	3,196,964
7.500% 11/15/16	17,094,400	20,677,694
8.750% 5/15/17	11,386,000	14,572,758
8.875% 8/15/17	2,903,000	3,775,051
9.125% 5/15/18	3,157,500	4,280,633
9.000% 11/15/18	1,386,000	1,909,215
8.875% 2/15/19	7,208,500	9,979,549
8.125% 8/15/19	13,438,600	18,344,591
8.500% 2/15/20	187,000	263,197
8.750% 8/15/20	1,592,500	2,299,110
7.125% 2/15/23	312,000	434,238
U.S. Treasury Notes
0.375% 11/15/14	10,000,000	10,025,244
4.250% 11/15/14	19,957,000	20,872,605
0.250% 11/30/14	66,382,400	66,457,598
2.125% 11/30/14	3,122,000	3,193,464
0.125% 12/31/14	85,261,800	85,218,504
2.625% 12/31/14	92,125,200	94,942,932
0.250% 1/15/15	30,000,000	30,028,125
0.250% 1/31/15	65,764,800	65,826,132
2.250% 1/31/15	3,041,300	3,124,698
0.250% 2/15/15	66,192,400	66,241,528
4.000% 2/15/15	18,099,600	19,039,136
0.250% 2/28/15	51,382,400	51,416,523
2.375% 2/28/15	2,764,800	2,849,270
0.375% 3/15/15	1,658,900	1,662,853
0.250% 3/31/15	91,382,400	91,425,240
2.500% 3/31/15	25,081,900	25,934,293
0.375% 4/15/15	2,354,900	2,359,959
0.125% 4/30/15	26,658,900	26,609,696
2.500% 4/30/15	50,198,700	51,985,558
0.250% 5/15/15	2,978,900	2,978,667
4.125% 5/15/15	2,478,900	2,634,098
0.250% 5/31/15	51,860,800	51,850,672
2.125% 5/31/15	25,606,500	26,398,076
0.375% 6/15/15	36,658,900	36,723,339
0.375% 6/30/15	101,797,100	101,969,575
1.875% 6/30/15	36,600,800	37,613,039
0.250% 7/15/15	32,764,800	32,740,482
1.750% 7/31/15	34,025,000	34,925,135
0.250% 8/15/15	30,337,700	30,307,038
4.250% 8/15/15	20,907,800	22,445,667
0.375% 8/31/15	80,000,000	80,093,752
1.250% 8/31/15	10,000,000	10,178,857
0.250% 9/15/15	1,105,900	1,104,356
1.250% 9/30/15	47,830,600	48,709,674
0.250% 10/15/15	967,700	965,886
1.250% 10/31/15	27,759,800	28,274,061
0.375% 11/15/15	4,084,900	4,085,339
4.500% 11/15/15	20,579,000	22,378,055
1.375% 11/30/15	34,506,600	35,244,920
0.250% 12/15/15	16,658,900	16,610,419
2.125% 12/31/15	13,122,000	13,630,606
0.375% 1/15/16	21,658,900	21,644,306
0.375% 2/15/16	26,797,100	26,768,315
4.500% 2/15/16	6,105,900	6,693,056
2.125% 2/29/16	30,000,000	31,218,750
2.625% 2/29/16	12,368,900	13,018,630
0.375% 3/15/16	26,382,400	26,333,447
2.375% 3/31/16	9,178,900	9,614,988
0.250% 4/15/16	1,658,900	1,649,423
2.000% 4/30/16	8,000,000	8,309,297
2.625% 4/30/16	8,932,000	9,419,771
0.250% 5/15/16	31,382,400	31,174,922
5.125% 5/15/16	20,816,400	23,326,564
1.750% 5/31/16	14,820,000	15,295,427
0.500% 6/15/16	30,000,000	29,969,823
1.500% 6/30/16	10,624,000	10,894,995
3.250% 6/30/16	10,658,900	11,441,663
0.625% 7/15/16	90,000,000	90,123,048
1.500% 7/31/16	30,000,000	30,758,496
3.250% 7/31/16	10,554,000	11,344,726
0.625% 8/15/16	50,000,000	50,029,295
4.875% 8/15/16	14,597,000	16,370,592
1.000% 8/31/16	2,809,000	2,838,845
3.000% 8/31/16	17,972,000	19,201,959
0.875% 9/15/16	30,000,000	30,220,020
1.000% 9/30/16	25,000,000	25,257,813
3.000% 9/30/16	28,118,000	30,068,686
1.000% 10/31/16	35,000,000	35,324,366
3.125% 10/31/16	21,450,000	23,038,641
4.625% 11/15/16	15,000,000	16,812,891
2.750% 11/30/16	49,079,000	52,177,112
0.875% 12/31/16	15,645,900	15,700,141
3.250% 12/31/16	21,299,500	23,001,797
0.875% 1/31/17	10,000,000	10,024,512
3.125% 1/31/17	5,027,500	5,413,645
4.625% 2/15/17	7,627,700	8,593,006
0.875% 2/28/17	36,935,400	36,986,618
3.000% 2/28/17	19,841,700	21,297,275
1.000% 3/31/17	21,658,900	21,758,310
3.250% 3/31/17	14,080,100	15,240,745
0.875% 4/30/17	27,497,000	27,473,102
3.125% 4/30/17	19,017,000	20,520,532
4.500% 5/15/17	20,062,900	22,628,953
0.625% 5/31/17	1,686,000	1,667,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.750% 5/31/17	$18,495,900	$19,719,809
0.750% 6/30/17	30,000,000	29,758,593
2.500% 6/30/17	37,303,000	39,436,265
0.500% 7/31/17	15,000,000	14,718,458
2.375% 7/31/17	11,658,900	12,260,062
4.750% 8/15/17	24,061,700	27,504,121
0.625% 8/31/17	44,467,900	43,776,998
1.875% 8/31/17	19,632,400	20,270,645
0.625% 9/30/17	30,000,000	29,486,133
1.875% 9/30/17	47,328,500	48,837,560
0.750% 10/31/17	28,255,400	27,867,439
1.875% 10/31/17	2,916,900	3,008,053
4.250% 11/15/17	13,921,000	15,697,151
0.625% 11/30/17	26,658,900	26,114,267
2.250% 11/30/17	35,635,900	37,270,836
0.750% 12/31/17	41,634,100	40,927,457
2.750% 12/31/17	3,571,000	3,809,880
0.875% 1/31/18	27,000,000	26,645,890
2.625% 1/31/18	1,382,400	1,466,856
3.500% 2/15/18	29,521,400	32,431,162
0.750% 2/28/18	28,879,400	28,317,323
2.750% 2/28/18	31,561,000	33,681,505
0.750% 3/31/18	15,000,000	14,680,957
2.875% 3/31/18	20,000,000	21,440,234
0.625% 4/30/18	49,682,000	48,292,459
2.625% 4/30/18	8,219,900	8,721,362
3.875% 5/15/18	7,225,000	8,079,159
1.000% 5/31/18	30,000,000	29,615,040
2.375% 5/31/18	16,658,900	17,480,945
1.375% 6/30/18	50,624,000	50,757,480
2.375% 6/30/18	10,000,000	10,491,211
1.375% 7/31/18	59,300,000	59,404,819
2.250% 7/31/18	31,105,900	32,435,798
4.000% 8/15/18	10,214,100	11,517,595
1.500% 8/31/18	17,354,900	17,470,996
1.375% 9/30/18	93,488,300	93,416,174
1.750% 10/31/18	20,000,000	20,332,812
3.750% 11/15/18	25,290,200	28,215,861
1.375% 12/31/18	16,211,900	16,132,741
1.250% 1/31/19	25,000,000	24,682,617
2.750% 2/15/19	28,103,600	29,903,987
1.375% 2/28/19	15,812,000	15,688,469
1.500% 3/31/19	3,594,300	3,583,208
1.250% 4/30/19	1,105,900	1,085,596
3.125% 5/15/19	35,428,200	38,387,355
1.000% 6/30/19	2,764,800	2,664,576
0.875% 7/31/19	829,400	791,818
3.625% 8/15/19	37,191,900	41,282,284
1.000% 9/30/19	5,000,000	4,789,355
1.250% 10/31/19	553,000	536,972
3.375% 11/15/19	36,223,000	39,734,226
1.125% 12/31/19	1,105,900	1,060,282
3.625% 2/15/20	40,172,800	44,629,470
1.250% 2/29/20	1,382,400	1,330,465
1.125% 3/31/20	6,382,400	6,081,604
3.500% 5/15/20	39,385,900	43,434,495
1.375% 5/31/20	16,061,000	15,497,611
2.625% 8/15/20	49,411,800	51,568,259
2.250% 8/31/20	35,000,000	35,306,250
2.625% 11/15/20	42,263,800	43,951,051
3.625% 2/15/21	50,904,800	56,323,377
3.125% 5/15/21	49,668,800	53,083,043
2.125% 8/15/21	48,491,500	48,094,190
2.000% 11/15/21	35,876,900	35,067,919
2.000% 2/15/22	40,493,900	39,361,334
1.750% 5/15/22	17,041,900	16,139,710
1.625% 8/15/22	37,543,000	34,973,651
1.625% 11/15/22	33,374,800	30,897,439
2.000% 2/15/23	90,795,700	86,473,153
1.750% 5/15/23	69,084,100	64,010,736
2.500% 8/15/23	5,000,000	4,948,828

		4,370,959,303

Total Government Securities		5,361,934,361

Total Long-Term Debt Securities (96.5%) (Cost $7,675,174,499)		7,807,638,645

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	22,000	128,480
Freddie Mac
8.375%(l)*	17,000	99,450

Total Preferred Stocks (0.0%) (Cost $18,166)		227,930

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(2.4%)
iShares Barclays 1-3 Year Treasury Bond ETF	1,420,000	119,933,200
iShares Barclays 7-10 Year Treasury Bond ETF	690,000	70,455,900

Total Investment Companies (2.4%) (Cost $192,616,089)		190,389,100

Total Investments (98.9%) (Cost $7,867,808,754)		7,998,255,675
Other Assets Less Liabilities (1.1%)		90,777,108

Net Assets (100%)		$8,089,032,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $21,623,473 or 0.3% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

Glossary:

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$144,294,982	$—	$144,294,982
Consumer Staples	—	187,328,454	—	187,328,454
Energy	—	246,177,129	—	246,177,129
Financials	—	1,044,360,982	—	1,044,360,982
Health Care	—	183,925,501	—	183,925,501
Industrials	—	128,804,559	—	128,804,559
Information Technology	—	127,615,094	—	127,615,094
Materials	—	128,736,242	—	128,736,242
Telecommunication Services	—	115,141,479	—	115,141,479
Utilities	—	139,319,862	—	139,319,862
Government Securities
Foreign Governments	—	221,623,653	—	221,623,653
Municipal Bonds	—	14,332,771	—	14,332,771
Supranational	—	200,937,260	—	200,937,260
U.S. Government Agencies	—	554,081,374	—	554,081,374
U.S. Treasuries	—	4,370,959,303	—	4,370,959,303
Investment Companies
Exchange Traded Funds (ETFs)	190,389,100	—	—	190,389,100
Preferred Stocks
Financials	227,930	—	—	227,930

Total Assets	$190,617,030	$7,807,638,645	$—	$7,998,255,675

Total Liabilities	$—	$—	$—	$—

Total	$190,617,030	$7,807,638,645	$—	$7,998,255,675

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$894,817,087
Long-term U.S. government debt securities	1,193,063,837

$2,087,880,924

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$574,902,838
Long-term U.S. government debt securities	866,232,745

$1,441,135,583

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$191,882,907
Aggregate gross unrealized depreciation	(62,410,147)

Net unrealized appreciation	$129,472,760

Federal income tax cost of investments	$7,868,782,915

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Automobiles (0.4%)
Harley-Davidson, Inc.	5,222	$335,461

Household Durables (0.2%)
Hunter Douglas N.V	2,641	112,724

Internet & Catalog Retail (2.4%)
Liberty Interactive Corp.*	24,095	565,510
Liberty Ventures*	1,507	132,872
Netflix, Inc.*	1,135	350,953
priceline.com, Inc.*	850	859,308

		1,908,643

Media (2.6%)
Grupo Televisa S.A.B. (ADR)	4,592	128,346
Liberty Global plc*	17,845	1,346,048
Walt Disney Co.	8,679	559,709

		2,034,103

Specialty Retail (5.7%)
Bed Bath & Beyond, Inc.*	43,879	3,394,480
CarMax, Inc.*	23,862	1,156,591

		4,551,071

Textiles, Apparel & Luxury Goods (0.3%)
Cie Financiere Richemont S.A. (Registered)	2,642	264,682

Total Consumer Discretionary		9,206,684

Consumer Staples (12.6%)
Beverages (3.1%)
Coca-Cola Co.	25,851	979,236
Diageo plc (ADR)	5,671	720,670
Heineken Holding N.V.	11,607	734,172

		2,434,078

Food & Staples Retailing (8.6%)
Costco Wholesale Corp.	21,316	2,453,898
CVS Caremark Corp.	77,704	4,409,702

		6,863,600

Food Products (0.2%)
Nestle S.A. (Registered)	2,556	178,766

Tobacco (0.7%)
Philip Morris International, Inc.	6,468	560,064

Total Consumer Staples		10,036,508

Energy (5.8%)
Energy Equipment & Services (0.7%)
Schlumberger Ltd.	6,547	578,493

Oil, Gas & Consumable Fuels (5.1%)
Canadian Natural Resources Ltd.	69,372	2,181,056
EOG Resources, Inc.	5,409	915,635
Occidental Petroleum Corp.	10,016	936,897

		4,033,588

Total Energy		4,612,081

Financials (38.1%)
Capital Markets (9.9%)
Ameriprise Financial, Inc.	4,225	384,813
Bank of New York Mellon Corp.	168,389	5,083,664
Charles Schwab Corp.	44,591	942,653
Goldman Sachs Group, Inc.	1,057	167,228
Julius Baer Group Ltd.*	27,091	1,264,157

		7,842,515

Commercial Banks (5.9%)
Wells Fargo & Co.	114,092	4,714,282

Consumer Finance (6.5%)
American Express Co.	68,038	5,138,230

Diversified Financial Services (1.0%)
JPMorgan Chase & Co.	14,431	745,938

Insurance (13.2%)
ACE Ltd.	7,770	726,961
Alleghany Corp.*	2,965	1,214,612
Berkshire Hathaway, Inc., Class B*	38,801	4,404,302
Everest Reinsurance Group Ltd.	2,534	368,469
Fairfax Financial Holdings Ltd.	1,557	633,334
Loews Corp.	29,969	1,400,751
Markel Corp.*	290	150,153
Progressive Corp.	59,726	1,626,339

		10,524,921

Real Estate Management & Development (1.6%)
Brookfield Asset Management, Inc.,
Class A	14,811	553,931
Brookfield Property Partners LP	850	16,473
Hang Lung Group Ltd.	133,354	711,827

		1,282,231

Total Financials		30,248,117

Health Care (7.4%)
Health Care Providers & Services (7.0%)
Express Scripts Holding Co.*	29,256	1,807,436
Laboratory Corp. of America Holdings*	14,929	1,480,061
UnitedHealth Group, Inc.	31,929	2,286,436

		5,573,933

Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	6,249	320,261

Total Health Care		5,894,194

Industrials (5.2%)
Aerospace & Defense (0.3%)
Textron, Inc.	9,340	257,877

Commercial Services & Supplies (0.5%)
Iron Mountain, Inc.	16,253	439,156

Construction & Engineering (0.3%)
OCI*	6,400	216,456

Machinery (1.3%)
PACCAR, Inc.	18,584	1,034,386

Marine (1.4%)
Kuehne + Nagel International AG (Registered)	8,349	1,093,997

Professional Services (0.2%)
Experian plc	6,730	128,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Transportation Infrastructure (1.2%)
China Merchants Holdings International Co., Ltd.	236,158	$858,657
Wesco Aircraft Holdings, Inc.*	5,640	118,045

		976,702

Total Industrials		4,146,811

Information Technology (10.7%)
Computers & Peripherals (0.3%)
Hewlett-Packard Co.	12,266	257,341

Internet Software & Services (5.5%)
Google, Inc., Class A*	5,030	4,405,827

IT Services (0.9%)
Visa, Inc., Class A	3,802	726,562

Semiconductors & Semiconductor Equipment (1.2%)
Texas Instruments, Inc.	22,785	917,552

Software (2.8%)
Activision Blizzard, Inc.	42,455	707,725
Microsoft Corp.	22,542	750,874
Oracle Corp.	22,462	745,064

		2,203,663

Total Information Technology		8,510,945

Materials (5.4%)
Chemicals (4.8%)
Air Products and Chemicals, Inc.	13,554	1,444,450
Ecolab, Inc.	11,186	1,104,729
Monsanto Co.	5,378	561,302
Praxair, Inc.	5,646	678,706

		3,789,187

Construction Materials (0.6%)
Lafarge S.A.	3,850	268,184
Martin Marietta Materials, Inc.	2,202	216,170

		484,354

Paper & Forest Products (0.0%)
Emerald Plantation Holdings Ltd.*†	253,285	37,993

Total Materials		4,311,534

Total Common Stocks (96.8%) (Cost $48,521,455)		76,966,874

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.2%)
Materials (0.2%)
Paper & Forest Products (0.2%)
Emerald Plantation Holdings Ltd.
8.000%, 1/30/20 PIK	$283,010	113,272

Total Materials		113,272

Total Corporate Bonds		113,272

Total Long-Term Debt Securities (0.2%) (Cost $177,580)		113,272

Total Investments (97.0%) (Cost $48,699,035)		77,080,146
Other Assets Less Liabilities (3.0%)		2,423,855

Net Assets (100%)		$79,504,001

*	Non-income producing.

†	Securities (totaling $37,993 or 0.0% of net assets) at fair value by management.

Glossary:

ADR — American Depositary Receipt

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,829,278	$377,406	$—	$9,206,684
Consumer Staples	9,123,570	912,938	—	10,036,508
Energy	4,612,081	—	—	4,612,081
Financials	28,272,133	1,975,984	—	30,248,117
Health Care	5,894,194	—	—	5,894,194
Industrials	1,849,464	2,297,347	—	4,146,811
Information Technology	8,510,945	—	—	8,510,945
Materials	4,005,357	268,184	37,993	4,311,534
Corporate Bonds
Materials	—	113,272	—	113,272

Total Assets	$71,097,022	$5,945,131	$37,993	$77,080,146

Total Liabilities	$—	$—	$—	$—

Total	$71,097,022	$5,945,131	$37,993	$77,080,146

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$23,125,031
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$70,076,707

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,418,637
Aggregate gross unrealized depreciation	(2,586,687)

Net unrealized appreciation	$14,831,950

Federal income tax cost of investments	$62,248,196

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Brazil (4.3%)
Banco Bradesco S.A. (ADR)	8,170	$113,400
Banco do Brasil S.A.	6,300	73,338
Cielo S.A.	6,800	184,121
Embraer S.A.	17,000	136,534
Itau Unibanco Holding S.A. (Preference) (ADR)	9,803	138,418
Natura Cosmeticos S.A.	4,100	91,572
Petroleo Brasileiro S.A. (ADR)	6,431	99,616

		836,999

China (9.1%)
Anhui Conch Cement Co., Ltd., Class H	45,500	146,076
China BlueChemical Ltd., Class H	212,000	124,916
China Merchants Bank Co., Ltd., Class H	29,500	53,630
China Oilfield Services Ltd., Class H	106,000	265,687
China Petroleum & Chemical Corp., Class H	166,400	130,230
China Shipping Container Lines Co., Ltd., Class H*	517,000	135,318
Daphne International Holdings Ltd.	112,000	68,304
Dongfeng Motor Group Co., Ltd., Class H	64,000	97,206
Industrial & Commercial Bank of China Ltd., Class H	126,000	87,889
Jiangxi Copper Co., Ltd., Class H	110,000	216,145
Mindray Medical International Ltd. (ADR)	4,350	169,171
Weichai Power Co., Ltd., Class H	68,000	265,656

		1,760,228

Colombia (0.7%)
Bancolombia S.A. (ADR)	2,272	130,731

Czech Republic (0.5%)
Komercni Banka A/S	454	101,071

Hong Kong (0.9%)
Orient Overseas International Ltd.	30,000	176,188

India (1.0%)
HDFC Bank Ltd. (ADR)	2,277	70,086
ICICI Bank Ltd. (ADR)	3,985	121,463

		191,549

Indonesia (0.7%)
PT Bank Rakyat Indonesia (Persero) Tbk	86,500	54,156
PT Indofood Sukses Makmur Tbk	123,500	75,188

		129,344

Israel (0.9%)
Elbit Systems Ltd.	1,480	79,795
Ormat Industries*	13,153	85,844

		165,639

Mexico (1.4%)
Controladora Comercial Mexicana S.A.B. de C.V.	64,100	270,709

South Africa (2.1%)
African Rainbow Minerals Ltd.	5,740	112,630
Anglo American Platinum Ltd.*	883	38,361
Impala Platinum Holdings Ltd.	8,486	104,695
Investec Ltd.	23,173	152,260

		407,946

South Korea (4.0%)
CJ Corp.	711	76,745
Hyundai Mobis	567	150,894
KT Corp.	3,590	120,092
POSCO	568	168,866
Samsung Electronics Co., Ltd.	208	264,579

		781,176

Taiwan (0.9%)
Advanced Semiconductor Engineering, Inc. (ADR)	38,290	183,026

Thailand (0.3%)
Kasikornbank PCL	11,000	62,068

Turkey (0.6%)
Akbank TAS	16,431	60,517
Turkiye Garanti Bankasi A/S	15,145	59,679

		120,196

Total Common Stocks (27.4%) (Cost $5,769,749)		5,316,870

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(45.9%)
iShares Core MSCI Emerging Markets ETF	61,100	2,972,515
iShares MSCI Emerging Markets ETF	72,300	2,947,671
iShares MSCI Malaysia ETF	9,100	136,864
Vanguard FTSE Emerging Markets ETF	71,600	2,871,876

Total Investment Companies (45.9%) (Cost $9,647,085)		8,928,926

Total Investments (73.3%) (Cost $15,416,834)		14,245,796
Other Assets Less Liabilities (26.7%)		5,182,897

Net Assets (100%)		$19,428,693

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	1.6%
Consumer Staples	2.3
Energy	2.6
Exchange Traded Funds	45.9
Financials	6.6
Health Care	0.9
Industrials	4.9
Information Technology	3.2
Materials	4.7
Telecommunication Services	0.6
Cash and Other	26.7

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
E-Mini MSCI Emerging Market Index	97	December-13	$4,896,600	$4,766,095	$(130,505)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$316,404	$—	$316,404
Consumer Staples	362,281	75,188	—	437,469
Energy	99,616	395,917	—	495,533
Financials	647,436	631,270	—	1,278,706
Health Care	169,171	—	—	169,171
Industrials	136,534	819,546	—	956,080
Information Technology	367,147	264,579	—	631,726
Materials	—	911,689	—	911,689
Telecommunication Services	—	120,092	—	120,092
Investment Companies
Exchange Traded Funds (ETFs)	8,928,926	—	—	8,928,926

Total Assets	$10,711,111	$3,534,685	$—	$14,245,796

Liabilities:
Futures	$(130,505)	$—	$—	$(130,505)

Total Liabilities	$(130,505)	$—	$—	$(130,505)

Total	$10,580,606	$3,534,685	$—	$14,115,291

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2013.

Investment security transactions for the period ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$16,311,560
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$889,782

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,626
Aggregate gross unrealized depreciation	(1,360,664)

Net unrealized depreciation	$(1,171,038)

Federal income tax cost of investments	$15,416,834

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.4%)
Auto Components (0.4%)
BorgWarner, Inc.	28,310	$2,870,351
Delphi Automotive plc	71,136	4,155,765
Goodyear Tire & Rubber Co.*	60,050	1,348,122
Johnson Controls, Inc.	167,500	6,951,250

		15,325,488

Automobiles (0.8%)
Ford Motor Co.	961,748	16,224,689
General Motors Co.*	232,190	8,351,874
Harley-Davidson, Inc.	54,850	3,523,564

		28,100,127

Distributors (0.1%)
Genuine Parts Co.	37,900	3,065,731

Diversified Consumer Services (0.1%)
H&R Block, Inc.	66,550	1,774,223

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	108,600	3,544,704
Chipotle Mexican Grill, Inc.*	7,651	3,279,984
Darden Restaurants, Inc.	31,750	1,469,707
International Game Technology	63,700	1,205,841
Marriott International, Inc., Class A	58,527	2,461,645
McDonald’s Corp.	245,300	23,600,313
Starbucks Corp.	183,200	14,100,904
Starwood Hotels & Resorts Worldwide, Inc.	47,600	3,163,020
Wyndham Worldwide Corp.	33,245	2,026,948
Wynn Resorts Ltd.	19,579	3,093,678
Yum! Brands, Inc.	110,080	7,858,611

		65,805,355

Household Durables (0.3%)
D.R. Horton, Inc.	68,550	1,331,926
Garmin Ltd.	26,760	1,209,284
Harman International Industries, Inc.	16,600	1,099,418
Leggett & Platt, Inc.	34,950	1,053,743
Lennar Corp., Class A	40,400	1,430,160
Newell Rubbermaid, Inc.	70,576	1,940,840
PulteGroup, Inc.	83,407	1,376,216
Whirlpool Corp.	19,366	2,835,957

		12,277,544

Internet & Catalog Retail (1.3%)
Amazon.com, Inc.*	89,150	27,871,856
Expedia, Inc.	22,759	1,178,689
Netflix, Inc.*	13,800	4,267,098
priceline.com, Inc.*	12,706	12,845,131
TripAdvisor, Inc.*	26,959	2,044,570

		48,207,344

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	28,108	1,325,011
Mattel, Inc.	84,450	3,535,077

		4,860,088

Media (3.7%)
Cablevision Systems Corp. - New York Group, Class A	52,900	890,836
CBS Corp., Class B	139,600	7,700,336
Comcast Corp., Class A	644,250	29,087,887
DIRECTV*	136,610	8,162,447
Discovery Communications, Inc., Class A*	59,916	5,058,109
Gannett Co., Inc.	55,950	1,498,901
Interpublic Group of Cos., Inc.	104,726	1,799,193
News Corp., Class A*	121,700	1,954,502
Omnicom Group, Inc.	63,300	4,015,752
Scripps Networks Interactive, Inc., Class A	20,761	1,621,642
Time Warner Cable, Inc.	71,197	7,945,585
Time Warner, Inc.	228,000	15,004,680
Twenty-First Century Fox, Inc.	486,900	16,311,150
Viacom, Inc., Class B	109,100	9,118,578
Walt Disney Co.	409,852	26,431,355
Washington Post Co., Class B	1,150	703,053

		137,304,006

Multiline Retail (0.8%)
Dollar General Corp.*	73,660	4,158,844
Dollar Tree, Inc.*	54,780	3,131,225
Family Dollar Stores, Inc.	23,350	1,681,667
J.C. Penney Co., Inc.*	34,950	308,259
Kohl’s Corp.	49,800	2,577,150
Macy’s, Inc.	93,872	4,061,841
Nordstrom, Inc.	36,400	2,045,680
Target Corp.	157,000	10,044,860

		28,009,526

Specialty Retail (2.3%)
Abercrombie & Fitch Co., Class A	19,134	676,770
AutoNation, Inc.*	9,439	492,433
AutoZone, Inc.*	8,900	3,762,297
Bed Bath & Beyond, Inc.*	53,450	4,134,892
Best Buy Co., Inc.	65,675	2,462,812
CarMax, Inc.*	54,946	2,663,233
GameStop Corp., Class A	29,113	1,445,460
Gap, Inc.	70,875	2,854,845
Home Depot, Inc.	357,408	27,109,397
L Brands, Inc.	58,707	3,586,998
Lowe’s Cos., Inc.	262,350	12,490,484
O’Reilly Automotive, Inc.*	27,014	3,446,716
PetSmart, Inc.	25,240	1,924,802
Ross Stores, Inc.	53,800	3,916,640
Staples, Inc.	162,425	2,379,526
Tiffany & Co.	29,300	2,244,966
TJX Cos., Inc.	176,100	9,930,279
Urban Outfitters, Inc.*	26,908	989,407

		86,511,957

Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	68,750	3,748,937
Fossil Group, Inc.*	12,932	1,503,216
NIKE, Inc., Class B	177,100	12,864,544
PVH Corp.	19,806	2,350,774
Ralph Lauren Corp.	14,950	2,462,714
VF Corp.	21,500	4,279,575

		27,209,760

Total Consumer Discretionary		458,451,149

Consumer Staples (10.0%)
Beverages (2.2%)
Beam, Inc.	39,350	2,543,977
Brown-Forman Corp., Class B	37,075	2,525,920
Coca-Cola Co.	937,066	35,496,060
Coca-Cola Enterprises, Inc.	62,950	2,531,219
Constellation Brands, Inc., Class A*	37,650	2,161,110
Dr. Pepper Snapple Group, Inc.	49,925	2,237,639
Molson Coors Brewing Co., Class B	38,400	1,924,992
Monster Beverage Corp.*	35,340	1,846,515
PepsiCo, Inc.	378,353	30,079,064

		81,346,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	106,850	$12,300,572
CVS Caremark Corp.	299,545	16,999,179
Kroger Co.	127,200	5,131,248
Safeway, Inc.	58,950	1,885,810
Sysco Corp.	145,100	4,618,533
Walgreen Co.	210,950	11,349,110
Wal-Mart Stores, Inc.	400,818	29,644,499
Whole Foods Market, Inc.	84,400	4,937,400

		86,866,351

Food Products (1.6%)
Archer-Daniels-Midland Co.	161,216	5,939,197
Campbell Soup Co.	43,600	1,774,956
ConAgra Foods, Inc.	101,950	3,093,163
General Mills, Inc.	157,700	7,556,984
Hershey Co.	36,700	3,394,750
Hormel Foods Corp.	32,958	1,388,191
J.M. Smucker Co.	26,247	2,756,985
Kellogg Co.	62,100	3,647,133
Kraft Foods Group, Inc.	145,377	7,623,570
McCormick & Co., Inc. (Non-Voting)	32,300	2,089,810
Mead Johnson Nutrition Co.	49,500	3,675,870
Mondelez International, Inc., Class A	436,531	13,715,804
Tyson Foods, Inc., Class A	69,350	1,961,218

		58,617,631

Household Products (2.0%)
Clorox Co.	32,250	2,635,470
Colgate-Palmolive Co.	214,500	12,719,850
Kimberly-Clark Corp.	94,094	8,865,537
Procter & Gamble Co.	670,505	50,683,473

		74,904,330

Personal Products (0.2%)
Avon Products, Inc.	105,950	2,182,570
Estee Lauder Cos., Inc., Class A	58,800	4,110,120

		6,292,690

Tobacco (1.6%)
Altria Group, Inc.	491,400	16,879,590
Lorillard, Inc.	92,422	4,138,657
Philip Morris International, Inc.	400,100	34,644,659
Reynolds American, Inc.	77,900	3,799,962

		59,462,868

Total Consumer Staples		367,490,366

Energy (10.4%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	108,057	5,305,599
Cameron International Corp.*	60,624	3,538,623
Diamond Offshore Drilling, Inc.	17,047	1,062,369
Ensco plc, Class A	57,020	3,064,825
FMC Technologies, Inc.*	57,960	3,212,143
Halliburton Co.	227,950	10,975,792
Helmerich & Payne, Inc.	26,019	1,794,010
Nabors Industries Ltd.	72,000	1,156,320
National Oilwell Varco, Inc.	104,497	8,162,261
Noble Corp.	61,880	2,337,208
Rowan Cos., plc, Class A*	30,300	1,112,616
Schlumberger Ltd.	325,238	28,738,030

		70,459,796

Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	122,694	11,409,315
Apache Corp.	95,830	8,158,966
Cabot Oil & Gas Corp.	103,136	3,849,036
Chesapeake Energy Corp.	126,900	3,284,172
Chevron Corp.	474,434	57,643,731
ConocoPhillips Co.	299,084	20,789,329
CONSOL Energy, Inc.	55,900	1,881,035
Denbury Resources, Inc.*	91,252	1,679,949
Devon Energy Corp.	92,400	5,337,024
EOG Resources, Inc.	66,600	11,274,048
EQT Corp.	36,767	3,261,968
Exxon Mobil Corp.#	1,087,830	93,596,893
Hess Corp.	73,050	5,649,687
Kinder Morgan, Inc.	154,487	5,495,103
Marathon Oil Corp.	173,314	6,045,192
Marathon Petroleum Corp.	79,457	5,110,674
Murphy Oil Corp.	44,400	2,678,208
Newfield Exploration Co.*	33,100	905,947
Noble Energy, Inc.	87,806	5,883,880
Occidental Petroleum Corp.	197,100	18,436,734
Peabody Energy Corp.	65,950	1,137,638
Phillips 66	151,492	8,759,268
Pioneer Natural Resources Co.	33,429	6,311,395
QEP Resources, Inc.	43,839	1,213,902
Range Resources Corp.	39,869	3,025,658
Southwestern Energy Co.*	85,943	3,126,606
Spectra Energy Corp.	163,656	5,601,945
Tesoro Corp.	33,154	1,458,113
Valero Energy Corp.	133,335	4,553,390
Williams Cos., Inc.	167,000	6,072,120
WPX Energy, Inc.*	48,933	942,450

		314,573,376

Total Energy		385,033,172

Financials (16.2%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	49,257	4,486,327
Bank of New York Mellon Corp.	283,919	8,571,515
BlackRock, Inc.	30,564	8,271,230
Charles Schwab Corp.	269,305	5,693,108
E*TRADE Financial Corp.*	70,090	1,156,485
Franklin Resources, Inc.	101,451	5,128,348
Goldman Sachs Group, Inc.	105,492	16,689,889
Invesco Ltd.	108,751	3,469,157
Legg Mason, Inc.	27,263	911,675
Morgan Stanley	335,613	9,044,770
Northern Trust Corp.	53,200	2,893,548
State Street Corp.	111,520	7,332,440
T. Rowe Price Group, Inc.	63,486	4,566,548

		78,215,040

Commercial Banks (2.8%)
BB&T Corp.	171,650	5,793,187
Comerica, Inc.	45,650	1,794,501
Fifth Third Bancorp	213,917	3,859,063
Huntington Bancshares, Inc./Ohio	205,188	1,694,853
KeyCorp	225,150	2,566,710
M&T Bank Corp.	29,950	3,352,004
PNC Financial Services Group, Inc.	129,479	9,380,754
Regions Financial Corp.	345,702	3,201,201
SunTrust Banks, Inc.	131,800	4,272,956
U.S. Bancorp/Minnesota	452,495	16,552,267
Wells Fargo & Co.	1,205,053	49,792,790
Zions Bancorp	45,000	1,233,900

		103,494,186

Consumer Finance (1.0%)
American Express Co.	233,810	17,657,331
Capital One Financial Corp.	142,944	9,825,971
Discover Financial Services	119,971	6,063,334

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.	108,592	$2,703,941

		36,250,577

Diversified Financial Services (3.9%)
Bank of America Corp.	2,637,371	36,395,720
Citigroup, Inc.	744,400	36,110,844
CME Group, Inc./Illinois	75,115	5,549,496
IntercontinentalExchange, Inc.*	17,847	3,237,803
JPMorgan Chase & Co.	924,641	47,794,693
Leucadia National Corp.	72,142	1,965,148
McGraw Hill Financial, Inc.	67,000	4,394,530
Moody’s Corp.	47,476	3,338,987
NASDAQ OMX Group, Inc.	28,723	921,721
NYSE Euronext	59,421	2,494,494

		142,203,436

Insurance (4.4%)
ACE Ltd.	83,227	7,786,718
Aflac, Inc.	114,000	7,066,860
Allstate Corp.	114,576	5,791,817
American International Group, Inc.	361,149	17,562,676
Aon plc	75,625	5,629,525
Assurant, Inc.	18,780	1,015,998
Berkshire Hathaway, Inc., Class B*	446,282	50,657,470
Chubb Corp.	63,400	5,659,084
Cincinnati Financial Corp.	35,963	1,696,015
Genworth Financial, Inc., Class A*	120,570	1,542,090
Hartford Financial Services Group, Inc.	111,500	3,469,880
Lincoln National Corp.	65,628	2,755,720
Loews Corp.	75,097	3,510,034
Marsh & McLennan Cos., Inc.	134,650	5,864,007
MetLife, Inc.	267,899	12,577,858
Principal Financial Group, Inc.	67,400	2,886,068
Progressive Corp.	135,550	3,691,026
Prudential Financial, Inc.	114,000	8,889,720
Torchmark Corp.	22,625	1,636,919
Travelers Cos., Inc.	92,074	7,805,113
Unum Group	65,270	1,986,819
XL Group plc	70,800	2,182,056

		161,663,473

Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	96,742	7,171,484
Apartment Investment & Management Co. (REIT), Class A	35,663	996,424
AvalonBay Communities, Inc. (REIT)	29,744	3,780,165
Boston Properties, Inc. (REIT)	37,000	3,955,300
Equity Residential (REIT)	78,400	4,199,888
HCP, Inc. (REIT)	111,168	4,552,330
Health Care REIT, Inc. (REIT)	69,543	4,338,092
Host Hotels & Resorts, Inc. (REIT)	182,189	3,219,280
Kimco Realty Corp. (REIT)	99,970	2,017,395
Macerich Co. (REIT)	33,640	1,898,642
Plum Creek Timber Co., Inc. (REIT)	39,850	1,866,176
Prologis, Inc. (REIT)	121,862	4,584,448
Public Storage (REIT)	35,300	5,667,415
Simon Property Group, Inc. (REIT)	76,105	11,281,044
Ventas, Inc. (REIT)	71,726	4,411,149
Vornado Realty Trust (REIT)	41,605	3,497,316
Weyerhaeuser Co. (REIT)	141,069	4,038,805

		71,475,353

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	74,250	1,717,402

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	115,814	1,048,117
People’s United Financial, Inc.	82,893	1,192,001

		2,240,118

Total Financials		597,259,585

Health Care (13.0%)
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc.*	47,800	5,552,448
Amgen, Inc.	183,530	20,544,348
Biogen Idec, Inc.*	58,089	13,985,508
Celgene Corp.*	102,100	15,716,253
Gilead Sciences, Inc.*	373,200	23,451,888
Regeneron Pharmaceuticals, Inc.*	18,684	5,845,663
Vertex Pharmaceuticals, Inc.*	57,433	4,354,570

		89,450,678

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	381,350	12,657,007
Baxter International, Inc.	132,600	8,710,494
Becton, Dickinson and Co.	47,500	4,750,950
Boston Scientific Corp.*	330,056	3,874,857
C.R. Bard, Inc.	18,350	2,113,920
CareFusion Corp.*	53,687	1,981,050
Covidien plc	115,096	7,013,950
DENTSPLY International, Inc.	35,030	1,520,652
Edwards Lifesciences Corp.*	27,629	1,923,807
Intuitive Surgical, Inc.*	9,863	3,711,151
Medtronic, Inc.	247,400	13,174,050
St. Jude Medical, Inc.	69,322	3,718,432
Stryker Corp.	70,250	4,748,198
Varian Medical Systems, Inc.*	26,538	1,983,185
Zimmer Holdings, Inc.	41,150	3,380,061

		75,261,764

Health Care Providers & Services (2.0%)
Aetna, Inc.	92,528	5,923,643
AmerisourceBergen Corp.	56,500	3,452,150
Cardinal Health, Inc.	83,575	4,358,436
Cigna Corp.	69,850	5,368,671
DaVita HealthCare Partners, Inc.*	41,388	2,354,977
Express Scripts Holding Co.*	199,655	12,334,686
Humana, Inc.	38,550	3,597,871
Laboratory Corp. of America Holdings*	22,800	2,260,392
McKesson Corp.	55,431	7,111,797
Patterson Cos., Inc.	20,400	820,080
Quest Diagnostics, Inc.	38,650	2,388,184
Tenet Healthcare Corp.*	25,275	1,041,077
UnitedHealth Group, Inc.	249,500	17,866,695
WellPoint, Inc.	73,450	6,141,155

		75,019,814

Health Care Technology (0.1%)
Cerner Corp.*	71,492	3,756,905

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	84,223	4,316,429
Life Technologies Corp.*	42,106	3,150,792
PerkinElmer, Inc.	27,300	1,030,575
Thermo Fisher Scientific, Inc.	87,800	8,090,770
Waters Corp.*	21,000	2,230,410

		18,818,976

Pharmaceuticals (5.9%)
AbbVie, Inc.	387,450	17,330,639
Actavis, Inc.*	42,717	6,151,248
Allergan, Inc.	72,500	6,557,625
Bristol-Myers Squibb Co.	401,773	18,594,054
Eli Lilly and Co.	242,560	12,208,045

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Laboratories, Inc.*	57,400	$2,456,146
Hospira, Inc.*	40,410	1,584,880
Johnson & Johnson	687,160	59,569,900
Merck & Co., Inc.	738,717	35,170,316
Mylan, Inc.*	93,150	3,555,536
Perrigo Co.	21,670	2,673,645
Pfizer, Inc.	1,632,540	46,870,223
Zoetis, Inc.	122,324	3,806,723

		216,528,980

Total Health Care		478,837,117

Industrials (10.7%)
Aerospace & Defense (2.7%)
Boeing Co.	167,074	19,631,195
General Dynamics Corp.	81,200	7,106,624
Honeywell International, Inc.	192,512	15,986,197
L-3 Communications Holdings, Inc.	22,000	2,079,000
Lockheed Martin Corp.	65,108	8,304,525
Northrop Grumman Corp.	57,570	5,484,118
Precision Castparts Corp.	35,850	8,146,554
Raytheon Co.	79,450	6,123,212
Rockwell Collins, Inc.	33,150	2,249,559
Textron, Inc.	67,900	1,874,719
United Technologies Corp.	206,900	22,307,958

		99,293,661

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	39,252	2,337,849
Expeditors International of Washington, Inc.	50,448	2,222,739
FedEx Corp.	72,110	8,228,472
United Parcel Service, Inc., Class B	173,850	15,884,675

		28,673,735

Airlines (0.2%)
Delta Air Lines, Inc.	209,223	4,935,571
Southwest Airlines Co.	176,618	2,571,558

		7,507,129

Building Products (0.0%)
Masco Corp.	87,250	1,856,680

Commercial Services & Supplies (0.5%)
ADT Corp.*	53,518	2,176,042
Cintas Corp.	25,450	1,303,040
Iron Mountain, Inc.	41,038	1,108,847
Pitney Bowes, Inc.	49,200	894,948
Republic Services, Inc.	72,601	2,421,969
Stericycle, Inc.*	21,115	2,436,671
Tyco International Ltd.	113,436	3,967,991
Waste Management, Inc.	107,356	4,427,362

		18,736,870

Construction & Engineering (0.2%)
Fluor Corp.	39,800	2,824,208
Jacobs Engineering Group, Inc.*	32,014	1,862,574
Quanta Services, Inc.*	52,000	1,430,520

		6,117,302

Electrical Equipment (0.8%)
AMETEK, Inc.	60,248	2,772,613
Eaton Corp. plc	115,775	7,969,951
Emerson Electric Co.	175,900	11,380,730
Rockwell Automation, Inc.	34,150	3,652,001
Roper Industries, Inc.	24,255	3,222,762

		28,998,057

Industrial Conglomerates (2.4%)
3M Co.	155,400	18,556,314
Danaher Corp.	142,300	9,864,236
General Electric Co.	2,529,683	60,434,127

		88,854,677

Machinery (1.8%)
Caterpillar, Inc.	160,900	13,414,233
Cummins, Inc.	43,200	5,739,984
Deere & Co.	94,900	7,723,911
Dover Corp.	41,900	3,763,877
Flowserve Corp.	34,991	2,183,088
Illinois Tool Works, Inc.	101,395	7,733,397
Ingersoll-Rand plc	68,015	4,416,894
Joy Global, Inc.	26,000	1,327,040
PACCAR, Inc.	86,550	4,817,373
Pall Corp.	27,250	2,099,340
Parker Hannifin Corp.	36,500	3,968,280
Pentair Ltd. (Registered)	49,958	3,244,272
Snap-on, Inc.	14,300	1,422,850
Stanley Black & Decker, Inc.	39,596	3,586,210
Xylem, Inc.	45,300	1,265,229

		66,705,978

Professional Services (0.2%)
Dun & Bradstreet Corp.	9,756	1,013,161
Equifax, Inc.	29,450	1,762,582
Nielsen Holdings N.V.	51,621	1,881,585
Robert Half International, Inc.	34,100	1,330,923

		5,988,251

Road & Rail (0.9%)
CSX Corp.	250,000	6,435,000
Kansas City Southern	26,940	2,946,158
Norfolk Southern Corp.	77,050	5,959,818
Ryder System, Inc.	12,700	758,190
Union Pacific Corp.	114,200	17,739,828

		33,838,994

Trading Companies & Distributors (0.2%)
Fastenal Co.	65,966	3,314,791
W.W. Grainger, Inc.	14,700	3,847,137

		7,161,928

Total Industrials		393,733,262

Information Technology (17.9%)
Communications Equipment (1.9%)
Cisco Systems, Inc.	1,307,450	30,620,479
F5 Networks, Inc.*	19,300	1,655,168
Harris Corp.	26,784	1,588,291
JDS Uniphase Corp.*	57,850	850,974
Juniper Networks, Inc.*	123,800	2,458,668
Motorola Solutions, Inc.	66,414	3,943,663
QUALCOMM, Inc.	422,700	28,473,072

		69,590,315

Computers & Peripherals (4.0%)
Apple, Inc.	224,119	106,848,733
Dell, Inc.	359,002	4,943,458
EMC Corp.	513,900	13,135,284
Hewlett-Packard Co.	471,729	9,896,874
NetApp, Inc.	88,100	3,754,822
SanDisk Corp.	59,550	3,543,821
Seagate Technology plc	78,060	3,414,344
Western Digital Corp.	52,020	3,298,068

		148,835,404

Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp., Class A	39,056	3,022,153
Corning, Inc.	360,792	5,263,955
FLIR Systems, Inc.	34,697	1,089,486
Jabil Circuit, Inc.	45,050	976,684
Molex, Inc.	33,900	1,305,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TE Connectivity Ltd.	101,610	$5,261,366

		16,919,472

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	43,458	2,246,779
eBay, Inc.*	285,750	15,941,992
Google, Inc., Class A*	69,009	60,445,673
VeriSign, Inc.*	36,850	1,875,296
Yahoo!, Inc.*	232,997	7,726,181

		88,235,921

IT Services (3.6%)
Accenture plc, Class A	159,000	11,708,760
Automatic Data Processing, Inc.	118,750	8,595,125
Cognizant Technology Solutions Corp., Class A*	73,800	6,060,456
Computer Sciences Corp.	36,700	1,898,858
Fidelity National Information Services, Inc.	71,699	3,329,702
Fiserv, Inc.*	32,550	3,289,178
International Business Machines Corp.	255,001	47,221,085
Mastercard, Inc., Class A	25,650	17,256,807
Paychex, Inc.	79,175	3,217,672
Teradata Corp.*	39,955	2,215,105
Total System Services, Inc.	39,325	1,156,942
Visa, Inc., Class A	123,973	23,691,240
Western Union Co.	136,249	2,542,406

		132,183,336

Office Electronics (0.1%)
Xerox Corp.	300,396	3,091,075

Semiconductors & Semiconductor Equipment (2.0%)
Altera Corp.	78,300	2,909,628
Analog Devices, Inc.	75,350	3,545,217
Applied Materials, Inc.	293,900	5,155,006
Broadcom Corp., Class A	128,450	3,340,984
First Solar, Inc.*	16,200	651,402
Intel Corp.	1,216,080	27,872,554
KLA-Tencor Corp.	40,550	2,467,468
Lam Research Corp.*	39,788	2,036,748
Linear Technology Corp.	57,050	2,262,603
LSI Corp.	134,400	1,051,008
Microchip Technology, Inc.	48,136	1,939,399
Micron Technology, Inc.*	251,950	4,401,567
NVIDIA Corp.	141,350	2,199,406
Teradyne, Inc.*	46,550	769,006
Texas Instruments, Inc.	271,331	10,926,499
Xilinx, Inc.	64,550	3,024,813

		74,553,308

Software (3.4%)
Adobe Systems, Inc.*	122,750	6,375,635
Autodesk, Inc.*	54,950	2,262,291
CA, Inc.	81,025	2,404,012
Citrix Systems, Inc.*	45,750	3,230,407
Electronic Arts, Inc.*	73,950	1,889,423
Intuit, Inc.	68,300	4,528,973
Microsoft Corp.	1,838,773	61,249,529
Oracle Corp.	898,897	29,816,413
Red Hat, Inc.*	46,310	2,136,743
Salesforce.com, Inc.*	132,772	6,892,195
Symantec Corp.	170,390	4,217,153

		125,002,774

Total Information Technology		658,411,605

Materials (3.5%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	50,950	5,429,742
Airgas, Inc.	16,159	1,713,662
CF Industries Holdings, Inc.	14,545	3,066,522
Dow Chemical Co.	295,901	11,362,598
E.I. du Pont de Nemours & Co.	225,200	13,187,712
Eastman Chemical Co.	37,900	2,952,410
Ecolab, Inc.	65,141	6,433,325
FMC Corp.	33,260	2,385,407
International Flavors & Fragrances, Inc.	19,900	1,637,770
LyondellBasell Industries N.V., Class A	110,527	8,093,892
Monsanto Co.	130,648	13,635,732
Mosaic Co.	67,710	2,912,884
PPG Industries, Inc.	34,900	5,830,394
Praxair, Inc.	72,350	8,697,194
Sherwin-Williams Co.	20,950	3,816,671
Sigma-Aldrich Corp.	29,450	2,512,085

		93,668,000

Construction Materials (0.1%)
Vulcan Materials Co.	31,800	1,647,558

Containers & Packaging (0.2%)
Avery Dennison Corp.	24,300	1,057,536
Ball Corp.	36,400	1,633,632
Bemis Co., Inc.	25,150	981,102
MeadWestvaco Corp.	43,259	1,660,280
Owens-Illinois, Inc.*	40,182	1,206,264
Sealed Air Corp.	47,834	1,300,606

		7,839,420

Metals & Mining (0.6%)
Alcoa, Inc.	261,598	2,124,176
Allegheny Technologies, Inc.	26,350	804,202
Cliffs Natural Resources, Inc.	37,400	766,700
Freeport-McMoRan Copper & Gold, Inc.	253,988	8,401,923
Newmont Mining Corp.	121,600	3,416,960
Nucor Corp.	77,750	3,811,305
United States Steel Corp.	35,200	724,768

		20,050,034

Paper & Forest Products (0.1%)
International Paper Co.	108,835	4,875,808

Total Materials		128,080,820

Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,316,125	44,511,348
CenturyLink, Inc.	148,930	4,673,424
Frontier Communications Corp.	244,090	1,017,855
Verizon Communications, Inc.	699,996	32,661,813
Windstream Holdings, Inc.	144,986	1,159,888

		84,024,328

Wireless Telecommunication Services (0.1%)
Crown Castle International Corp.*	71,750	5,239,902

Total Telecommunication Services		89,264,230

Utilities (3.1%)
Electric Utilities (1.7%)
American Electric Power Co., Inc.	118,830	5,151,281
Duke Energy Corp.	172,700	11,532,906
Edison International	79,700	3,670,982

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Entergy Corp.	43,550	$2,751,925
Exelon Corp.	209,320	6,204,245
FirstEnergy Corp.	102,232	3,726,356
NextEra Energy, Inc.	103,850	8,324,616
Northeast Utilities	76,894	3,171,878
Pepco Holdings, Inc.	60,755	1,121,537
Pinnacle West Capital Corp.	26,900	1,472,506
PPL Corp.	144,888	4,401,697
Southern Co.	212,950	8,769,281
Xcel Energy, Inc.	121,645	3,358,618

		63,657,828

Gas Utilities (0.1%)
AGL Resources, Inc.	28,860	1,328,426
ONEOK, Inc.	50,414	2,688,074

		4,016,500

Independent Power Producers & Energy Traders (0.1%)
AES Corp.	151,500	2,013,435
NRG Energy, Inc.	78,868	2,155,462

		4,168,897

Multi-Utilities (1.2%)
Ameren Corp.	59,350	2,067,754
CenterPoint Energy, Inc.	104,750	2,510,858
CMS Energy Corp.	65,000	1,710,800
Consolidated Edison, Inc.	71,650	3,950,781
Dominion Resources, Inc.	141,346	8,831,298
DTE Energy Co.	42,550	2,807,449
Integrys Energy Group, Inc.	19,324	1,080,018
NiSource, Inc.	76,259	2,355,641
PG&E Corp.	108,100	4,423,452
Public Service Enterprise Group, Inc.	123,700	4,073,441
SCANA Corp.	34,111	1,570,470
Sempra Energy	55,122	4,718,443
TECO Energy, Inc.	50,000	827,000
Wisconsin Energy Corp.	55,904	2,257,404

		43,184,809

Total Utilities		115,028,034

Total Investments (99.6%) (Cost $2,441,683,430)		3,671,589,340
Other Assets Less Liabilities (0.4%)		14,945,755

Net Assets (100%)		$3,686,535,095

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $15,229,080.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	120	December-13	$10,092,187	$10,045,800	$(46,387)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$458,451,149	$—	$—	$458,451,149
Consumer Staples	367,490,366	—	—	367,490,366
Energy	385,033,172	—	—	385,033,172
Financials	597,259,585	—	—	597,259,585
Health Care	478,837,117	—	—	478,837,117
Industrials	393,733,262	—	—	393,733,262
Information Technology	658,411,605	—	—	658,411,605
Materials	128,080,820	—	—	128,080,820
Telecommunication Services	89,264,230	—	—	89,264,230
Utilities	115,028,034	—	—	115,028,034

Total Assets	$3,671,589,340	$—	$—	$3,671,589,340

Liabilities:
Futures	$(46,387)	$—	$—	$(46,387)

Total Liabilities	$(46,387)	$—	$—	$(46,387)

Total	$3,671,542,953	$—	$—	$3,671,542,953

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013. were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,486,812
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$75,306,018

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,455,829,176
Aggregate gross unrealized depreciation	(277,689,664)

Net unrealized appreciation	$1,178,139,512

Federal income tax cost of investments	$2,493,449,828

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.9%)
Auto Components (0.2%)
Allison Transmission Holdings, Inc.	153	$3,833
BorgWarner, Inc.	3,725	377,678
Delphi Automotive plc	10,077	588,698
Gentex Corp.	2,662	68,121
Goodyear Tire & Rubber Co.*	7,919	177,781
Lear Corp.	294	21,042
Visteon Corp.*	1,604	121,326

		1,358,479

Automobiles (0.3%)
Ford Motor Co.	43,670	736,713
Harley-Davidson, Inc.	7,224	464,070
Tesla Motors, Inc.*	2,695	521,267
Thor Industries, Inc.	1,424	82,649

		1,804,699

Distributors (0.1%)
Genuine Parts Co.	4,720	381,801
LKQ Corp.*	9,624	306,620

		688,421

Diversified Consumer Services (0.1%)
H&R Block, Inc.	8,777	233,995
Service Corp. International	5,329	99,226
Weight Watchers International, Inc.	474	17,713

		350,934

Hotels, Restaurants & Leisure (2.5%)
Bally Technologies, Inc.*	1,245	89,715
Brinker International, Inc.	2,133	86,451
Burger King Worldwide, Inc.	3,236	63,167
Chipotle Mexican Grill, Inc.*	996	426,985
Choice Hotels International, Inc.	46	1,987
Darden Restaurants, Inc.	2,732	126,464
Domino’s Pizza, Inc.	1,813	123,193
Dunkin’ Brands Group, Inc.	3,436	155,513
International Game Technology	8,394	158,899
Las Vegas Sands Corp.	12,598	836,759
Marriott International, Inc., Class A	6,628	278,774
McDonald’s Corp.	32,311	3,108,641
Melco Crown Entertainment Ltd. (ADR)*	65,114	2,072,579
Norwegian Cruise Line Holdings Ltd.*	818	25,235
Panera Bread Co., Class A*	906	143,628
SeaWorld Entertainment, Inc.	983	29,126
Six Flags Entertainment Corp.	2,130	71,973
Starbucks Corp.	24,130	1,857,286
Starwood Hotels & Resorts Worldwide, Inc.	2,665	177,089
Wyndham Worldwide Corp.	4,379	266,988
Wynn Resorts Ltd.	13,992	2,210,876
Yum! Brands, Inc.	14,498	1,035,012

		13,346,340

Household Durables (0.2%)
Jarden Corp.*	4,095	198,198
Newell Rubbermaid, Inc.	5,384	148,060
NVR, Inc.*	126	115,818
PulteGroup, Inc.	12,490	206,085
Taylor Morrison Home Corp., Class A*	901	20,407
Tempur Sealy International, Inc.*	1,946	85,546
Tupperware Brands Corp.	1,705	147,261
Whirlpool Corp.	179	26,213

		947,588

Internet & Catalog Retail (3.3%)
Amazon.com, Inc.*	29,671	9,276,341
Expedia, Inc.	41,063	2,126,653
Groupon, Inc.*	13,533	151,705
HomeAway, Inc.*	1,821	50,988
Liberty Interactive Corp.*	1,384	32,482
Liberty Ventures*	1,186	104,570
Netflix, Inc.*	1,619	500,611
priceline.com, Inc.*	5,390	5,449,021
TripAdvisor, Inc.*	3,612	273,934

		17,966,305

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	3,148	148,397
Mattel, Inc.	11,132	465,985
Polaris Industries, Inc.	2,087	269,599

		883,981

Media (7.0%)
AMC Networks, Inc., Class A*	1,936	132,577
Cablevision Systems Corp. - New York Group, Class A	6,281	105,772
CBS Corp., Class B	18,114	999,168
Charter Communications, Inc., Class A*	2,133	287,443
Cinemark Holdings, Inc.	3,717	117,978
Clear Channel Outdoor Holdings, Inc., Class A*	1,368	11,218
Comcast Corp., Class A	153,156	6,914,993
DIRECTV*	16,826	1,005,354
Discovery Communications, Inc., Class A*	7,887	665,821
DISH Network Corp., Class A	6,720	302,467
Interpublic Group of Cos., Inc.	6,283	107,942
Lamar Advertising Co., Class A*	2,540	119,456
Liberty Global plc, Class A*	59,649	4,733,148
Lions Gate Entertainment Corp.*	2,604	91,270
Madison Square Garden Co., Class A*	1,971	114,456
Morningstar, Inc.	667	52,866
News Corp., Class A*	11,802	189,540
Omnicom Group, Inc.	8,334	528,709
Regal Entertainment Group, Class A	584	11,084
Scripps Networks Interactive, Inc., Class A	3,534	276,041
Sirius XM Radio, Inc.	1,118,988	4,330,484
Starz, Class A*	3,317	93,307
Time Warner Cable, Inc.	9,377	1,046,473
Time Warner, Inc.	55,095	3,625,802
Twenty-First Century Fox, Inc.	47,203	1,581,301
Viacom, Inc., Class B	70,402	5,884,199
Walt Disney Co.	66,671	4,299,613

		37,628,482

Multiline Retail (0.6%)
Big Lots, Inc.*	498	18,471
Dillard’s, Inc., Class A	586	45,884
Dollar General Corp.*	10,546	595,427
Dollar Tree, Inc.*	7,214	412,352
Family Dollar Stores, Inc.	3,103	223,478
Macy’s, Inc.	9,584	414,699
Nordstrom, Inc.	4,674	262,679
Target Corp.	16,214	1,037,372

		3,010,362

Specialty Retail (2.5%)
Aaron’s, Inc.	370	10,249
Abercrombie & Fitch Co., Class A	296	10,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Advance Auto Parts, Inc.	2,352	$194,463
American Eagle Outfitters, Inc.	4,001	55,974
Ascena Retail Group, Inc.*	594	11,838
AutoNation, Inc.*	1,638	85,454
AutoZone, Inc.*	1,143	483,180
Bed Bath & Beyond, Inc.*	7,045	545,001
Best Buy Co., Inc.	2,351	88,163
Cabela’s, Inc.*	1,532	96,562
CarMax, Inc.*	34,992	1,696,062
Chico’s FAS, Inc.	4,895	81,551
Dick’s Sporting Goods, Inc.	3,185	170,015
DSW, Inc., Class A	1,046	89,245
Foot Locker, Inc.	572	19,414
Gap, Inc.	8,998	362,439
GNC Holdings, Inc., Class A	3,169	173,122
Home Depot, Inc.	47,079	3,570,942
L Brands, Inc.	7,736	472,670
Lowe’s Cos., Inc.	35,082	1,670,254
O’Reilly Automotive, Inc.*	3,560	454,220
PetSmart, Inc.	3,330	253,946
Ross Stores, Inc.	7,084	515,715
Sally Beauty Holdings, Inc.*	5,473	143,174
Signet Jewelers Ltd.	227	16,265
Tiffany & Co.	3,601	275,909
TJX Cos., Inc.	23,198	1,308,135
Tractor Supply Co.	4,498	302,131
Ulta Salon Cosmetics & Fragrance, Inc.*	2,052	245,132
Urban Outfitters, Inc.*	3,470	127,592
Williams-Sonoma, Inc.	3,149	176,974

		13,706,261

Textiles, Apparel & Luxury Goods (1.9%)
Carter’s, Inc.	1,910	144,950
Coach, Inc.	9,056	493,824
Deckers Outdoor Corp.*	488	32,169
Fossil Group, Inc.*	1,658	192,726
Hanesbrands, Inc.	3,176	197,896
Michael Kors Holdings Ltd.*	6,494	483,933
NIKE, Inc., Class B	70,460	5,118,214
PVH Corp.	2,314	274,649
Ralph Lauren Corp.	1,934	318,588
Under Armour, Inc., Class A*	33,490	2,660,780
VF Corp.	2,822	561,719

		10,479,448

Total Consumer Discretionary		102,171,300

Consumer Staples (7.5%)
Beverages (1.9%)
Brown-Forman Corp., Class B	4,875	332,134
Coca-Cola Co.	123,270	4,669,468
Coca-Cola Enterprises, Inc.	8,833	355,175
Constellation Brands, Inc., Class A*	4,664	267,714
Dr. Pepper Snapple Group, Inc.	6,577	294,781
Monster Beverage Corp.*	4,325	225,981
PepsiCo, Inc.	49,839	3,962,200

		10,107,453

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	14,064	1,619,048
CVS Caremark Corp.	4,538	257,531
Fresh Market, Inc.*	1,324	62,638
Kroger Co.	16,761	676,139
Safeway, Inc.	607	19,418
Sprouts Farmers Market, Inc.*	462	20,508
Sysco Corp.	6,619	210,683
Walgreen Co.	22,994	1,237,077
Wal-Mart Stores, Inc.	34,409	2,544,890
Whole Foods Market, Inc.	11,954	699,309

		7,347,241

Food Products (1.6%)
Archer-Daniels-Midland Co.	1,615	59,496
Campbell Soup Co.	3,726	151,685
ConAgra Foods, Inc.	12,426	377,005
Flowers Foods, Inc.	5,512	118,177
General Mills, Inc.	20,777	995,634
Green Mountain Coffee Roasters, Inc.*	4,808	362,187
Hershey Co.	4,834	447,145
Hillshire Brands Co.	3,967	121,945
Hormel Foods Corp.	4,322	182,043
Ingredion, Inc.	305	20,182
J.M. Smucker Co.	453	47,583
Kellogg Co.	37,194	2,184,404
Kraft Foods Group, Inc.	19,159	1,004,698
McCormick & Co., Inc. (Non-Voting)	4,251	275,040
Mead Johnson Nutrition Co.	6,526	484,621
Mondelez International, Inc., Class A	51,745	1,625,828
Pinnacle Foods, Inc.	622	16,464
WhiteWave Foods Co., Class A*	4,468	89,226

		8,563,363

Household Products (0.6%)
Church & Dwight Co., Inc.	4,454	267,463
Clorox Co.	3,548	289,942
Colgate-Palmolive Co.	30,061	1,782,617
Kimberly-Clark Corp.	10,363	976,402

		3,316,424

Personal Products (0.6%)
Avon Products, Inc.	13,959	287,555
Coty, Inc., Class A*	1,220	19,776
Estee Lauder Cos., Inc., Class A	37,031	2,588,467
Herbalife Ltd.	2,748	191,728
Nu Skin Enterprises, Inc., Class A	1,883	180,279

		3,267,805

Tobacco (1.4%)
Altria Group, Inc.	64,737	2,223,716
Lorillard, Inc.	12,175	545,197
Philip Morris International, Inc.	52,710	4,564,159
Reynolds American, Inc.	7,690	375,118

		7,708,190

Total Consumer Staples		40,310,476

Energy (4.0%)
Energy Equipment & Services (1.8%)
Atwood Oceanics, Inc.*	344	18,934
Baker Hughes, Inc.	898	44,092
Cameron International Corp.*	5,037	294,010
Dresser-Rand Group, Inc.*	2,455	153,192
Dril-Quip, Inc.*	1,308	150,093
FMC Technologies, Inc.*	51,784	2,869,869
Frank’s International N.V.*	496	14,845
Halliburton Co.	30,039	1,446,378
Oceaneering International, Inc.	3,487	283,284
RPC, Inc.	1,632	25,247
Schlumberger Ltd.	42,846	3,785,872
Seadrill Ltd.	11,390	513,461

		9,599,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Oil, Gas & Consumable Fuels (2.2%)
Anadarko Petroleum Corp.	889	$82,668
Cabot Oil & Gas Corp.	55,150	2,058,198
Cheniere Energy, Inc.*	7,778	265,541
Cobalt International Energy, Inc.*	8,139	202,336
Concho Resources, Inc.*	3,376	367,343
Continental Resources, Inc.*	1,377	147,697
CVR Energy, Inc.	504	19,414
EOG Resources, Inc.	17,275	2,924,312
EQT Corp.	4,436	393,562
Gulfport Energy Corp.*	36,951	2,377,427
Kinder Morgan, Inc.	19,552	695,465
Kosmos Energy Ltd.*	3,260	33,513
Laredo Petroleum Holdings, Inc.*	1,138	33,776
Noble Energy, Inc.	1,468	98,371
Oasis Petroleum, Inc.*	3,017	148,225
Pioneer Natural Resources Co.	3,249	613,411
QEP Resources, Inc.	584	16,171
Range Resources Corp.	5,256	398,878
SM Energy Co.	2,136	164,878
Southwestern Energy Co.*	11,330	412,185
Whiting Petroleum Corp.*	304	18,194
Williams Cos., Inc.	12,080	439,229
World Fuel Services Corp.	443	16,528

		11,927,322

Total Energy		21,526,599

Financials (4.1%)
Capital Markets (0.6%)
Affiliated Managers Group, Inc.*	1,700	310,488
Ameriprise Financial, Inc.	2,072	188,718
Artisan Partners Asset Management, Inc.	172	9,006
BlackRock, Inc.	1,486	402,141
Charles Schwab Corp.	4,813	101,747
Eaton Vance Corp.	3,869	150,233
Federated Investors, Inc., Class B	2,205	59,888
Franklin Resources, Inc.	13,241	669,332
Lazard Ltd., Class A	4,130	148,763
LPL Financial Holdings, Inc.	1,433	54,898
SEI Investments Co.	4,396	135,880
T. Rowe Price Group, Inc.	8,358	601,191
Waddell & Reed Financial, Inc., Class A	2,770	142,600

		2,974,885

Commercial Banks (0.0%)
Signature Bank/New York*	148	13,545

Consumer Finance (0.9%)
American Express Co.	30,536	2,306,079
Discover Financial Services	48,037	2,427,790

		4,733,869

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	2,813	127,232
IntercontinentalExchange, Inc.*	2,345	425,430
Leucadia National Corp.	1,288	35,085
McGraw Hill Financial, Inc.	4,170	273,510
Moody’s Corp.	35,097	2,468,372
MSCI, Inc.*	1,631	65,664

		3,395,293

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	369	36,675
American Financial Group, Inc./Ohio	341	18,434
American International Group, Inc.	52,985	2,576,661
Aon plc	7,682	571,848
Arch Capital Group Ltd.*	271	14,669
Arthur J. Gallagher & Co.	4,086	178,354
Axis Capital Holdings Ltd.	980	42,444
Brown & Brown, Inc.	1,741	55,886
Chubb Corp.	1,195	106,666
Endurance Specialty Holdings Ltd.	474	25,463
Erie Indemnity Co., Class A	801	58,048
Hanover Insurance Group, Inc.	406	22,460
Loews Corp.	792	37,018
Marsh & McLennan Cos., Inc.	11,869	516,895
Progressive Corp.	15,630	425,605
Prudential Financial, Inc.	5,743	447,839
Travelers Cos., Inc.	3,276	277,707
Validus Holdings Ltd.	290	10,724

		5,423,396

Real Estate Investment Trusts (REITs) (0.9%)
American Homes 4 Rent (REIT), Class A*	315	5,087
American Tower Corp. (REIT)	12,746	944,861
Apartment Investment & Management Co. (REIT), Class A	2,582	72,141
Boston Properties, Inc. (REIT)	465	49,709
CBL & Associates Properties, Inc. (REIT)	1,720	32,852
Corrections Corp. of America (REIT)	2,351	81,227
Digital Realty Trust, Inc. (REIT)	3,253	172,734
Equity Lifestyle Properties, Inc. (REIT)	1,942	66,358
Extra Space Storage, Inc. (REIT)	287	13,130
Federal Realty Investment Trust (REIT)	1,382	140,204
Omega Healthcare Investors, Inc. (REIT)	3,744	111,833
Plum Creek Timber Co., Inc. (REIT)	5,249	245,811
Public Storage (REIT)	4,301	690,526
Rayonier, Inc. (REIT)	4,062	226,050
Regency Centers Corp. (REIT)	1,238	59,857
Senior Housing Properties Trust (REIT)	444	10,363
Simon Property Group, Inc. (REIT)	7,464	1,106,389
Spirit Realty Capital, Inc. (REIT)	2,305	21,160
Tanger Factory Outlet Centers (REIT)	3,044	99,387
Taubman Centers, Inc. (REIT)	376	25,309
Ventas, Inc. (REIT)	4,262	262,113
Vornado Realty Trust (REIT)	1,169	98,266
Weyerhaeuser Co. (REIT)	18,767	537,299

		5,072,666

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	8,994	208,031
Realogy Holdings Corp.*	3,454	148,591
St. Joe Co.*	143	2,806

		359,428

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	691	38,855
Ocwen Financial Corp.*	3,340	186,272

		225,127

Total Financials		22,198,209

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (9.9%)
Biotechnology (4.0%)
Alexion Pharmaceuticals, Inc.*	6,289	$730,530
Alkermes plc*	4,075	137,002
Amgen, Inc.	24,171	2,705,702
ARIAD Pharmaceuticals, Inc.*	5,953	109,535
Biogen Idec, Inc.*	7,650	1,841,814
BioMarin Pharmaceutical, Inc.*	4,480	323,546
Celgene Corp.*	13,443	2,069,281
Cubist Pharmaceuticals, Inc.*	2,102	133,582
Gilead Sciences, Inc.*	105,679	6,640,868
Incyte Corp.*	3,317	126,544
Medivation, Inc.*	2,417	144,875
Myriad Genetics, Inc.*	2,568	60,348
Onyx Pharmaceuticals, Inc.*	2,344	292,227
Pharmacyclics, Inc.*	1,884	260,783
Quintiles Transnational Holdings, Inc.*	395	17,728
Regeneron Pharmaceuticals, Inc.*	8,266	2,586,183
Seattle Genetics, Inc.*	3,236	141,834
Theravance, Inc.*	2,415	98,749
United Therapeutics Corp.*	33,025	2,604,021
Vertex Pharmaceuticals, Inc.*	7,503	568,877

		21,594,029

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	17,467	1,147,407
Becton, Dickinson and Co.	6,261	626,225
C.R. Bard, Inc.	2,594	298,829
Cooper Cos., Inc.	1,154	149,662
DENTSPLY International, Inc.	1,289	55,955
Edwards Lifesciences Corp.*	3,641	253,523
Hologic, Inc.*	2,544	52,534
IDEXX Laboratories, Inc.*	1,744	173,790
Intuitive Surgical, Inc.*	1,295	487,270
ResMed, Inc.	4,592	242,549
Sirona Dental Systems, Inc.*	1,771	118,533
St. Jude Medical, Inc.	5,809	311,595
Stryker Corp.	6,226	420,815
Varian Medical Systems, Inc.*	3,495	261,181
Zimmer Holdings, Inc.	304	24,971

		4,624,839

Health Care Providers & Services (1.2%)
Aetna, Inc.	3,243	207,617
AmerisourceBergen Corp.	7,442	454,706
Brookdale Senior Living, Inc.*	3,204	84,265
Catamaran Corp.*	42,311	1,944,191
Cigna Corp.	534	41,043
Community Health Systems, Inc.	238	9,877
DaVita HealthCare Partners, Inc.*	5,937	337,815
Envision Healthcare Holdings, Inc.*	1,005	26,160
Express Scripts Holding Co.*	23,028	1,422,670
HCA Holdings, Inc.	630	26,933
Health Management Associates, Inc., Class A*	8,360	107,008
Henry Schein, Inc.*	2,808	291,190
Laboratory Corp. of America Holdings*	2,994	296,825
McKesson Corp.	7,304	937,103
MEDNAX, Inc.*	1,049	105,320
Patterson Cos., Inc.	2,522	101,384
Quest Diagnostics, Inc.	337	20,823
Tenet Healthcare Corp.*	3,336	137,410
Universal Health Services, Inc., Class B	1,968	147,580

		6,699,920

Health Care Technology (0.1%)
Cerner Corp.*	9,558	502,273

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	1,310	67,138
Bruker Corp.*	3,528	72,853
Charles River Laboratories International, Inc.*	713	32,983
Covance, Inc.*	1,801	155,714
Illumina, Inc.*	4,009	324,048
Life Technologies Corp.*	3,611	270,211
Mettler-Toledo International, Inc.*	973	233,608
Techne Corp.	552	44,193
Waters Corp.*	2,762	293,352

		1,494,100

Pharmaceuticals (3.5%)
AbbVie, Inc.	134,628	6,021,910
Actavis, Inc.*	4,296	618,624
Allergan, Inc.	47,802	4,323,691
Bristol-Myers Squibb Co.	45,579	2,109,396
Eli Lilly and Co.	6,997	352,159
Endo Health Solutions, Inc.*	3,618	164,402
Jazz Pharmaceuticals plc*	1,672	153,774
Johnson & Johnson	11,678	1,012,366
Mylan, Inc.*	12,283	468,842
Perrigo Co.	3,031	373,965
Salix Pharmaceuticals Ltd.*	1,976	132,155
Valeant Pharmaceuticals International, Inc.*	22,627	2,360,675
Warner Chilcott plc, Class A	7,546	172,426
Zoetis, Inc.	16,114	501,467

		18,765,852

Total Health Care		53,681,013

Industrials (10.4%)
Aerospace & Defense (3.6%)
B/E Aerospace, Inc.*	2,979	219,910
Boeing Co.	24,451	2,872,993
Hexcel Corp.*	3,232	125,402
Honeywell International, Inc.	25,357	2,105,645
Huntington Ingalls Industries, Inc.	1,616	108,918
Lockheed Martin Corp.	8,367	1,067,211
Precision Castparts Corp.	26,178	5,948,689
Rockwell Collins, Inc.	3,896	264,383
Spirit AeroSystems Holdings, Inc., Class A*	501	12,144
TransDigm Group, Inc.	1,689	234,264
Triumph Group, Inc.	338	23,734
United Technologies Corp.	58,048	6,258,735

		19,242,028

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	5,175	308,223
Expeditors International of Washington, Inc.	6,659	293,395
United Parcel Service, Inc., Class B	23,345	2,133,033

		2,734,651

Airlines (0.2%)
Alaska Air Group, Inc.	2,092	131,001
Copa Holdings S.A., Class A	1,072	148,654
Delta Air Lines, Inc.	12,642	298,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Southwest Airlines Co.	2,562	$37,303
United Continental Holdings, Inc.*	11,471	352,274

		967,457

Building Products (0.1%)
A.O. Smith Corp.	1,067	48,228
Armstrong World Industries, Inc.*	811	44,573
Fortune Brands Home & Security, Inc.	4,675	194,620
Lennox International, Inc.	1,624	122,222
Masco Corp.	11,502	244,763

		654,406

Commercial Services & Supplies (0.2%)
Cintas Corp.	934	47,821
Clean Harbors, Inc.*	1,951	114,446
Copart, Inc.*	3,600	114,444
Iron Mountain, Inc.	4,943	133,560
KAR Auction Services, Inc.	916	25,840
Pitney Bowes, Inc.	2,819	51,278
R.R. Donnelley & Sons Co.	3,172	50,118
Rollins, Inc.	2,053	54,425
Stericycle, Inc.*	2,781	320,927
Waste Connections, Inc.	3,755	170,514
Waste Management, Inc.	1,205	49,694

		1,133,067

Construction & Engineering (0.1%)
AECOM Technology Corp.*	320	10,007
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	3,242	219,710
Fluor Corp.	3,145	223,169
Quanta Services, Inc.*	1,416	38,954

		491,840

Electrical Equipment (1.5%)
AMETEK, Inc.	7,849	361,211
Babcock & Wilcox Co.	2,496	84,165
Eaton Corp. plc	50,914	3,504,920
Emerson Electric Co.	17,330	1,121,251
Hubbell, Inc., Class B	1,387	145,274
Rockwell Automation, Inc.	4,501	481,337
Roper Industries, Inc.	16,297	2,165,382
SolarCity Corp.*	696	24,082

		7,887,622

Industrial Conglomerates (0.8%)
3M Co.	18,819	2,247,177
Carlisle Cos., Inc.	105	7,381
Danaher Corp.	26,642	1,846,823

		4,101,381

Machinery (1.0%)
Caterpillar, Inc.	3,837	319,891
Colfax Corp.*	2,760	155,912
Crane Co.	1,443	88,990
Cummins, Inc.	5,014	666,210
Deere & Co.	12,506	1,017,863
Donaldson Co., Inc.	4,362	166,323
Dover Corp.	4,070	365,608
Flowserve Corp.	4,609	287,556
Graco, Inc.	1,975	146,269
Harsco Corp.	180	4,482
IDEX Corp.	2,470	161,168
Illinois Tool Works, Inc.	4,529	345,427
Ingersoll-Rand plc	6,859	445,423
ITT Corp.	2,898	104,183
Lincoln Electric Holdings, Inc.	2,678	178,408
Manitowoc Co., Inc.	4,304	84,272
Navistar International Corp.*	238	8,682
Nordson Corp.	2,070	152,414
PACCAR, Inc.	1,471	81,876
Pall Corp.	3,587	276,343
Snap-on, Inc.	212	21,094
Stanley Black & Decker, Inc.	459	41,572
Toro Co.	1,865	101,363
Valmont Industries, Inc.	862	119,740
WABCO Holdings, Inc.*	1,882	158,577
Wabtec Corp.	3,101	194,960
Xylem, Inc.	365	10,194

		5,704,800

Marine (0.0%)
Kirby Corp.*	1,081	93,561

Professional Services (0.6%)
Dun & Bradstreet Corp.	1,192	123,789
Equifax, Inc.	3,885	232,517
IHS, Inc., Class A*	2,119	241,948
Nielsen Holdings N.V.	1,014	36,960
Robert Half International, Inc.	4,498	175,557
Verisk Analytics, Inc., Class A*	33,864	2,199,806

		3,010,577

Road & Rail (1.3%)
Amerco, Inc.	129	23,753
Avis Budget Group, Inc.*	3,473	100,126
Con-way, Inc.	665	28,655
CSX Corp.	16,436	423,063
Genesee & Wyoming, Inc., Class A*	611	56,805
Hertz Global Holdings, Inc.*	11,162	247,350
J.B. Hunt Transport Services, Inc.	2,947	214,925
Kansas City Southern	3,551	388,337
Landstar System, Inc.	1,501	84,026
Norfolk Southern Corp.	1,838	142,169
Old Dominion Freight Line, Inc.*	2,288	105,225
Union Pacific Corp.	34,467	5,354,104

		7,168,538

Trading Companies & Distributors (0.5%)
Fastenal Co.	9,561	480,440
HD Supply Holdings, Inc.*	1,248	27,419
MRC Global, Inc.*	1,149	30,793
MSC Industrial Direct Co., Inc., Class A	1,524	123,977
United Rentals, Inc.*	25,538	1,488,610
W.W. Grainger, Inc.	1,901	497,511

		2,648,750

Total Industrials		55,838,678

Information Technology (23.2%)
Communications Equipment (0.9%)
F5 Networks, Inc.*	2,540	217,830
Harris Corp.	615	36,469
JDS Uniphase Corp.*	5,743	84,480
Juniper Networks, Inc.*	3,020	59,977
Motorola Solutions, Inc.	7,382	438,343
Palo Alto Networks, Inc.*	1,075	49,257
QUALCOMM, Inc.	55,686	3,751,009
Riverbed Technology, Inc.*	4,979	72,644

		4,710,009

Computers & Peripherals (2.4%)
3D Systems Corp.*	3,243	175,090
Apple, Inc.	22,900	10,917,575
EMC Corp.	33,854	865,308
NCR Corp.*	5,299	209,893

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	10,954	$466,860
SanDisk Corp.	3,561	211,915
Stratasys Ltd.*	565	57,212

		12,903,853

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	5,151	398,584
CDW Corp.*	307	7,009
Dolby Laboratories, Inc., Class A	580	20,016
FLIR Systems, Inc.	3,188	100,103
IPG Photonics Corp.	1,045	58,844
National Instruments Corp.	3,104	96,007
Trimble Navigation Ltd.*	8,245	244,959

		925,522

Internet Software & Services (8.6%)
Akamai Technologies, Inc.*	5,727	296,086
eBay, Inc.*	110,727	6,177,459
Equinix, Inc.*	14,902	2,736,752
Facebook, Inc., Class A*	101,939	5,121,415
Google, Inc., Class A*	17,082	14,962,295
IAC/InterActiveCorp	2,407	131,591
LinkedIn Corp., Class A*	17,837	4,388,972
Pandora Media, Inc.*	29,972	753,196
Rackspace Hosting, Inc.*	3,641	192,099
SINA Corp.*	30,694	2,491,432
VeriSign, Inc.*	4,596	233,891
Yahoo!, Inc.*	156,524	5,190,336
Yandex N.V., Class A*	55,924	2,036,752
Yelp, Inc.*	23,562	1,559,333

		46,271,609

IT Services (5.3%)
Accenture plc, Class A	20,712	1,525,232
Alliance Data Systems Corp.*	11,829	2,501,479
Automatic Data Processing, Inc.	15,638	1,131,878
Booz Allen Hamilton Holding Corp.	935	18,064
Broadridge Financial Solutions, Inc.	3,908	124,079
Cognizant Technology Solutions Corp., Class A*	9,721	798,288
DST Systems, Inc.	894	67,417
Fidelity National Information Services, Inc.	936	43,468
Fiserv, Inc.*	4,292	433,707
FleetCor Technologies, Inc.*	2,188	241,030
Gartner, Inc.*	3,022	181,320
Genpact Ltd.*	5,418	102,292
Global Payments, Inc.	2,457	125,504
International Business Machines Corp.	33,551	6,212,974
Jack Henry & Associates, Inc.	2,776	143,269
Lender Processing Services, Inc.	2,364	78,650
Mastercard, Inc., Class A	6,407	4,310,501
NeuStar, Inc., Class A*	2,121	104,947
Paychex, Inc.	9,437	383,520
Teradata Corp.*	5,267	292,002
Total System Services, Inc.	4,087	120,240
Vantiv, Inc., Class A*	2,819	78,763
Visa, Inc., Class A	47,893	9,152,352
Western Union Co.	17,956	335,059

		28,506,035

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	147	6,693

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Micro Devices, Inc.*	19,535	74,233
Altera Corp.	3,560	132,290
Analog Devices, Inc.	4,291	201,891
Applied Materials, Inc.	25,599	449,006
Atmel Corp.*	13,817	102,798
Avago Technologies Ltd.	7,266	313,310
Broadcom Corp., Class A	8,043	209,198
Cree, Inc.*	3,801	228,782
Freescale Semiconductor Ltd.*	818	13,620
Intel Corp.	10,415	238,712
Lam Research Corp.*	1,228	62,861
Linear Technology Corp.	7,518	298,164
LSI Corp.	2,058	16,094
Maxim Integrated Products, Inc.	9,382	279,584
Microchip Technology, Inc.	6,354	256,003
ON Semiconductor Corp.*	13,804	100,769
Silicon Laboratories, Inc.*	1,187	50,697
Skyworks Solutions, Inc.*	5,121	127,206
Texas Instruments, Inc.	35,747	1,439,532
Xilinx, Inc.	8,504	398,497

		4,993,247

Software (5.0%)
Adobe Systems, Inc.*	6,309	327,689
ANSYS, Inc.*	3,004	259,906
Autodesk, Inc.*	50,792	2,091,107
Cadence Design Systems, Inc.*	9,122	123,147
Citrix Systems, Inc.*	36,637	2,586,939
Concur Technologies, Inc.*	1,504	166,192
Electronic Arts, Inc.*	7,492	191,421
FactSet Research Systems, Inc.	1,418	154,704
Fortinet, Inc.*	4,373	88,597
Informatica Corp.*	3,484	135,771
Intuit, Inc.	9,570	634,587
MICROS Systems, Inc.*	378	18,877
Microsoft Corp.	269,143	8,965,153
NetSuite, Inc.*	1,129	121,864
Oracle Corp.	114,425	3,795,477
Red Hat, Inc.*	6,111	281,962
Rovi Corp.*	391	7,495
Salesforce.com, Inc.*	19,013	986,965
ServiceNow, Inc.*	27,604	1,434,028
SolarWinds, Inc.*	2,111	74,012
Solera Holdings, Inc.	2,221	117,424
Splunk, Inc.*	56,149	3,371,186
Symantec Corp.	16,346	404,564
Tableau Software, Inc., Class A*	304	21,657
TIBCO Software, Inc.*	5,289	135,346
VMware, Inc., Class A*	2,756	222,960
Workday, Inc., Class A*	1,194	96,630

		26,815,660

Total Information Technology		125,132,628

Materials (2.7%)
Chemicals (2.3%)
Airgas, Inc.	2,111	223,871
Albemarle Corp.	997	62,751
Celanese Corp.	5,146	271,657
Dow Chemical Co.	5,107	196,109
E.I. du Pont de Nemours & Co.	29,666	1,737,241
Eastman Chemical Co.	4,991	388,799
Ecolab, Inc.	8,451	834,621
FMC Corp.	4,388	314,707
International Flavors & Fragrances, Inc.	2,627	216,202

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LyondellBasell Industries N.V., Class A	13,084	$958,141
Monsanto Co.	32,680	3,410,812
NewMarket Corp.	306	88,100
PPG Industries, Inc.	4,184	698,979
Praxair, Inc.	9,532	1,145,842
Rockwood Holdings, Inc.	1,818	121,624
RPM International, Inc.	3,998	144,728
Scotts Miracle-Gro Co., Class A	1,385	76,217
Sherwin-Williams Co.	2,855	520,124
Sigma-Aldrich Corp.	3,661	312,283
Valspar Corp.	2,872	182,171
W.R. Grace & Co.*	2,132	186,337
Westlake Chemical Corp.	566	59,238

		12,150,554

Construction Materials (0.1%)
Eagle Materials, Inc.	1,596	115,790
Martin Marietta Materials, Inc.	1,485	145,782

		261,572

Containers & Packaging (0.2%)
AptarGroup, Inc.	1,507	90,616
Avery Dennison Corp.	1,018	44,303
Ball Corp.	4,795	215,200
Bemis Co., Inc.	1,456	56,799
Crown Holdings, Inc.*	3,955	167,217
Greif, Inc., Class A	203	9,953
Owens-Illinois, Inc.*	3,118	93,602
Packaging Corp. of America	3,161	180,462
Rock-Tenn Co., Class A	1,670	169,121
Sealed Air Corp.	6,312	171,623
Silgan Holdings, Inc.	1,421	66,787

		1,265,683

Metals & Mining (0.0%)
Compass Minerals International, Inc.	1,074	81,914
Royal Gold, Inc.	526	25,595
Southern Copper Corp.	5,088	138,597
Tahoe Resources, Inc.*	352	6,308

		252,414

Paper & Forest Products (0.1%)
International Paper Co.	12,330	552,384

Total Materials		14,482,607

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.9%)
Intelsat S.A.*	45	1,080
Level 3 Communications, Inc.*	1,753	46,787
tw telecom, Inc.*	4,845	144,696
Verizon Communications, Inc.	92,206	4,302,332
Windstream Holdings, Inc.	18,056	144,448

		4,639,343

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp.*	9,468	691,448
SBA Communications Corp., Class A*	4,113	330,932
Softbank Corp.	23,900	1,650,959
Sprint Corp.*	3,824	23,747

		2,697,086

Total Telecommunication Services		7,336,429

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	1,687	158,342

Gas Utilities (0.1%)
ONEOK, Inc.	6,244	332,930
Questar Corp.	729	16,395

		349,325

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	1,464	28,445

Water Utilities (0.0%)
Aqua America, Inc.	4,968	122,859

Total Utilities		658,971

Total Investments (82.2%) (Cost $281,344,817)		443,336,910
Other Assets Less Liabilities (17.8%)		95,999,550

Net Assets (100%)		$539,336,460

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	304	December-13	$19,308,670	$19,510,720	$202,050
S&P 500 E-Mini Index	911	December-13	76,354,090	76,264,365	(89,725)

					$112,325

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$102,171,300	$—	$—	$102,171,300
Consumer Staples	40,310,476	—	—	40,310,476
Energy	21,526,599	—	—	21,526,599
Financials	22,198,209	—	—	22,198,209
Health Care	53,681,013	—	—	53,681,013
Industrials	55,838,678	—	—	55,838,678
Information Technology	125,132,628	—	—	125,132,628
Materials	14,482,607	—	—	14,482,607
Telecommunication Services	5,685,470	1,650,959	—	7,336,429
Utilities	658,971	—	—	658,971
Futures	202,050	—	—	202,050

Total Assets	$441,888,001	$1,650,959	$—	$443,538,960

Liabilities:
Futures	$(89,725)	$—	$—	$(89,725)

Total Liabilities	$(89,725)	$—	$—	$(89,725)

Total	$441,798,276	$1,650,959	$—	$443,449,235

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$647,614,542
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$771,044,173

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,093,942
Aggregate gross unrealized depreciation	(1,562,720)

Net unrealized appreciation	$156,531,222

Federal income tax cost of investments	$286,805,688

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.2%)
Materials (0.2%)
Construction Materials (0.2%)
Cemex S.A.B. de C.V.
3.250%, 3/15/16	$1,375,000	$1,750,547
3.750%, 3/15/18	765,000	994,500

Total Materials		2,745,047

Total Convertible Bonds		2,745,047

Corporate Bonds (25.5%)
Consumer Discretionary (3.5%)
Auto Components (0.3%)
Goodyear Tire & Rubber Co.
6.500%, 3/1/21	3,200,000	3,256,000

Automobiles (0.5%)
Chrysler Group LLC/Chrysler Group Co-Issuer, Inc.
8.000%, 6/15/19	5,000,000	5,525,000
Navistar, Inc.
5.750%, 8/15/17	760,128	766,779

		6,291,779

Diversified Consumer Services (0.1%)
Laureate Education, Inc.
9.250%, 9/1/19§	1,500,000	1,638,750

Hotels, Restaurants & Leisure (0.6%)
Caesars Entertainment Operating Co., Inc.
11.250%, 6/1/17	1,000,000	1,010,000
ClubCorp Club Operations, Inc.
10.000%, 12/1/18	2,000,000	2,215,000
Landry’s, Inc.
9.375%, 5/1/20§	2,000,000	2,120,000
McDonald’s Corp.
5.350%, 3/1/18	140,000	160,609
MGM Resorts International
6.625%, 7/15/15	1,600,000	1,724,000
6.750%, 10/1/20	400,000	418,000
Wyndham Worldwide Corp.
4.250%, 3/1/22	150,000	147,750
Yum! Brands, Inc.
3.875%, 11/1/20	150,000	152,234

		7,947,593

Household Durables (0.3%)
KB Home
7.500%, 9/15/22	4,000,000	4,160,000

Media (1.5%)
CBS Corp.
3.375%, 3/1/22	200,000	191,129
Clear Channel Communications, Inc.
6.932%, 1/30/19	2,539,722	2,342,101
9.000%, 12/15/19	1,019,000	993,525
9.000%, 3/1/21	2,000,000	1,930,000
Term Loan B
3.832%, 11/13/15(l)	861,048	810,461
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	35,138
Comcast Corp.
5.900%, 3/15/16	50,000	55,841
6.500%, 1/15/17	94,000	109,142
5.150%, 3/1/20	150,000	169,038
CSC Holdings LLC
6.750%, 11/15/21	2,700,000	2,878,875
Cumulus Media Holdings, Inc.
7.500%, 3/1/19	2,000,000	2,030,000
Dex Media, Inc.
12.000%, 1/29/17 PIK	1,171,618	773,268
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	200,000	208,032
3.500%, 3/1/16	300,000	311,366
3.800%, 3/15/22	100,000	93,500
Discovery Communications LLC
5.050%, 6/1/20	100,000	110,356
NBCUniversal Media LLC
3.650%, 4/30/15	100,000	104,818
4.375%, 4/1/21	350,000	378,490
News America, Inc.
5.300%, 12/15/14	80,000	84,384
8.000%, 10/17/16	100,000	118,933
3.000%, 9/15/22	150,000	140,841
SuperMedia, Inc.
Term Loan
11.600%, 12/31/16(b)	789,019	611,983
Thomson Reuters Corp.
5.700%, 10/1/14	250,000	262,447
Time Warner Cable, Inc.
8.250%, 4/1/19	170,000	195,602
4.000%, 9/1/21	100,000	93,650
Time Warner, Inc.
4.700%, 1/15/21	250,000	266,502
Univision Communications, Inc.
5.125%, 5/15/23§	2,000,000	1,925,000
Viacom, Inc.
1.250%, 2/27/15	250,000	250,724
3.500%, 4/1/17	68,000	71,824
Visant Corp.
10.000%, 10/1/17	1,900,000	1,757,500
Walt Disney Co.
2.550%, 2/15/22	250,000	236,832

		19,541,302

Multiline Retail (0.0%)
Dollar General Corp.
1.875%, 4/15/18	150,000	145,125
Kohl’s Corp.
4.750%, 12/15/23	100,000	102,936
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	150,000	148,500
Target Corp.
6.000%, 1/15/18	200,000	234,637

		631,198

Specialty Retail (0.2%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§	1,400,000	1,562,750
AutoZone, Inc.
4.000%, 11/15/20	100,000	102,228
Gap, Inc.
5.950%, 4/12/21	50,000	55,231
Home Depot, Inc.
5.400%, 3/1/16	105,000	116,218
Lowe’s Cos., Inc.
5.400%, 10/15/16	100,000	113,112

		1,949,539

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No.2
2.850%, 6/1/16		$100,000	$103,591

Total Consumer Discretionary			45,519,752

Consumer Staples (1.6%)
Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 11/15/14		225,000	237,292
7.750%, 1/15/19		50,000	62,939
5.375%, 1/15/20		250,000	287,620
4.375%, 2/15/21		25,000	27,060
2.500%, 7/15/22		100,000	92,082
Beam, Inc.
5.375%, 1/15/16		9,000	9,764
Coca-Cola Co.
1.800%, 9/1/16		256,000	262,726
3.150%, 11/15/20		100,000	102,487
Diageo Capital plc
5.500%, 9/30/16		213,000	240,263
Diageo Finance B.V.
5.300%, 10/28/15		95,000	103,946
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16		50,000	51,919
PepsiCo, Inc.
0.700%, 2/26/16		250,000	248,477
5.000%, 6/1/18		100,000	113,381
7.900%, 11/1/18		144,000	183,394

			2,023,350

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17		92,000	105,232
CVS Caremark Corp.
5.750%, 6/1/17		122,000	139,481
Kroger Co.
6.150%, 1/15/20		150,000	173,803
Safeway, Inc.
5.000%, 8/15/19		30,000	31,299
3.950%, 8/15/20		100,000	97,892
SUPERVALU, Inc.
8.000%, 5/1/16		3,300,000	3,620,760
US Foods, Inc.
8.500%, 6/30/19		1,000,000	1,056,300
Walgreen Co.
3.100%, 9/15/22		150,000	140,434
Wal-Mart Stores, Inc.
5.375%, 4/5/17		200,000	227,597
1.125%, 4/11/18		200,000	195,931
3.625%, 7/8/20		100,000	105,573
3.250%, 10/25/20		100,000	102,528

			5,996,830

Food Products (0.5%)
Boparan Finance plc
9.875%, 4/30/18§	GBP	1,000,000	1,776,905
Bunge Ltd. Finance Corp.
4.100%, 3/15/16		$150,000	158,375
ConAgra Foods, Inc.
3.250%, 9/15/22		100,000	94,387
Dean Foods Co.
9.750%, 12/15/18		900,000	1,019,250
General Mills, Inc.
5.650%, 2/15/19		100,000	115,999
JBS USA LLC/JBS USA Finance, Inc.
8.250%, 2/1/20§		800,000	842,000
7.250%, 6/1/21(b)§		1,200,000	1,188,000
Kellogg Co.
3.250%, 5/21/18		200,000	211,209
Kraft Foods Group, Inc.
5.375%, 2/10/20		104,000	117,911
Mondelez International, Inc.
4.125%, 2/9/16		500,000	533,217
5.375%, 2/10/20		96,000	108,449
Tyson Foods, Inc.
4.500%, 6/15/22		100,000	102,640
Unilever Capital Corp.
2.750%, 2/10/16		100,000	104,282

			6,372,624

Household Products (0.3%)
Clorox Co.
3.050%, 9/15/22		150,000	142,251
Kimberly-Clark Corp.
6.125%, 8/1/17		50,000	58,502
3.625%, 8/1/20		50,000	52,680
Procter & Gamble Co.
4.700%, 2/15/19		350,000	397,420
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
7.875%, 8/15/19		1,200,000	1,315,500
9.875%, 8/15/19		800,000	867,000
5.750%, 10/15/20		900,000	897,750
8.250%, 2/15/21		400,000	401,000

			4,132,103

Personal Products (0.0%)
Avon Products, Inc.
4.600%, 3/15/20		100,000	102,977

Tobacco (0.2%)
Alliance One International, Inc.
9.875%, 7/15/21§		2,000,000	1,880,000
Altria Group, Inc.
9.700%, 11/10/18		39,000	51,643
9.250%, 8/6/19		68,000	89,758
2.850%, 8/9/22		200,000	181,607
Lorillard Tobacco Co.
3.500%, 8/4/16		250,000	261,890
Philip Morris International, Inc.
5.650%, 5/16/18		63,000	73,076
2.500%, 8/22/22		100,000	92,141
Reynolds American, Inc.
3.250%, 11/1/22		100,000	92,270

			2,722,385

Total Consumer Staples			21,350,269

Energy (4.2%)
Energy Equipment & Services (0.1%)
Ensco plc
3.250%, 3/15/16		100,000	103,993
Expro Finance Luxembourg S.C.A.
8.500%, 12/15/16§		613,000	643,650
Halliburton Co.
2.000%, 8/1/18		100,000	99,935
3.250%, 11/15/21		100,000	99,557
Nabors Industries, Inc.
6.150%, 2/15/18		290,000	326,145
National Oilwell Varco, Inc.
2.600%, 12/1/22		150,000	139,312

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Rowan Cos., Inc.
4.875%, 6/1/22	$75,000	$77,195
Transocean, Inc.
4.950%, 11/15/15	150,000	160,802
6.375%, 12/15/21	150,000	167,121
Weatherford International Ltd.
5.500%, 2/15/16	75,000	80,951
9.625%, 3/1/19	100,000	125,131

		2,023,792

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	180,000	201,982
Antero Resources Finance Corp.
7.250%, 8/1/19	1,000,000	1,052,500
Apache Corp.
5.625%, 1/15/17	150,000	169,867
Bill Barrett Corp.
7.000%, 10/15/22	500,000	483,750
BP Capital Markets plc
3.125%, 10/1/15	200,000	209,135
3.200%, 3/11/16	100,000	104,871
1.375%, 5/10/18	250,000	242,848
4.500%, 10/1/20	300,000	322,764
Canadian Natural Resources Ltd.
5.700%, 5/15/17	100,000	113,388
Cenovus Energy, Inc.
5.700%, 10/15/19	90,000	102,313
Chesapeake Energy Corp.
6.500%, 8/15/17	2,000,000	2,195,000
5.750%, 12/2/17	2,000,000	2,033,750
7.250%, 12/15/18	6,000,000	6,750,000
6.875%, 11/15/20	300,000	323,250
5.750%, 3/15/23	4,300,000	4,300,000
Chevron Corp.
0.889%, 6/24/16	350,000	351,151
2.355%, 12/5/22	150,000	138,089
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	200,000	179,916
ConocoPhillips Co.
4.600%, 1/15/15	250,000	262,548
2.400%, 12/15/22	150,000	137,623
CONSOL Energy, Inc.
8.250%, 4/1/20	1,400,000	1,501,500
Devon Energy Corp.
4.000%, 7/15/21	100,000	102,099
Drillships Financing Holding, Inc.
5.500%, 7/15/16	3,000,000	3,030,000
Ecopetrol S.A.
7.625%, 7/23/19	50,000	58,750
El Paso Corp.
7.750%, 1/15/32	1,700,000	1,740,375
Enbridge, Inc.
5.600%, 4/1/17	250,000	278,086
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	154,673
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	1,000,000	1,110,000
Enterprise Products Operating LLC
3.200%, 2/1/16	500,000	524,327
3.350%, 3/15/23	150,000	141,613
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,462
4.100%, 2/1/21	100,000	105,654
EQT Corp.
4.875%, 11/15/21	50,000	51,665
Fieldwood Energy LLC
Term Loan
8.375%, 9/30/20(b)	2,500,000	2,425,000
Halcon Resources Corp.
9.750%, 7/15/20	2,000,000	2,110,000
Kinder Morgan Energy Partners LP
6.850%, 2/15/20	325,000	384,989
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	1,700,000	1,746,750
Marathon Oil Corp.
2.800%, 11/1/22	100,000	93,111
Marathon Petroleum Corp.
5.125%, 3/1/21	50,000	53,938
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
10.750%, 10/1/20§	1,000,000	1,052,500
Murphy Oil Corp.
3.700%, 12/1/22	100,000	92,814
Noble Energy, Inc.
4.150%, 12/15/21	150,000	156,221
Noble Holding International Ltd.
2.500%, 3/15/17	150,000	150,336
4.625%, 3/1/21	50,000	51,173
Occidental Petroleum Corp.
4.125%, 6/1/16	100,000	107,966
2.700%, 2/15/23	200,000	184,611
Offshore Group Investment Ltd.
7.500%, 11/1/19	2,200,000	2,304,500
ONEOK Partners LP
8.625%, 3/1/19	100,000	126,188
Peabody Energy Corp.
6.250%, 11/15/21(b)	2,000,000	1,940,000
Petrobras Global Finance B.V.
2.000%, 5/20/16	250,000	248,283
Petrobras International Finance Co.
7.875%, 3/15/19	200,000	229,700
5.750%, 1/20/20	265,000	276,649
5.375%, 1/27/21	150,000	150,843
Petroleos Mexicanos
3.500%, 7/18/18	200,000	201,750
4.875%, 1/24/22	250,000	256,525
Phillips 66
2.950%, 5/1/17	250,000	258,323
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	40,000	47,276
Plains Exploration & Production Co.
6.125%, 6/15/19	150,000	161,424
6.625%, 5/1/21	100,000	107,227
Samson Investment Co.
10.250%, 2/15/20§	2,600,000	2,769,000
Sanchez Energy Corp.
7.750%, 6/15/21§	2,800,000	2,730,000
SandRidge Energy, Inc.
8.750%, 1/15/20	750,000	787,500
Southwestern Energy Co.
4.100%, 3/15/22	100,000	100,152
Statoil ASA
3.125%, 8/17/17	250,000	265,162
5.250%, 4/15/19	25,000	28,504
Suncor Energy, Inc.
6.100%, 6/1/18	165,000	193,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Total Capital International S.A.
1.000%, 8/12/16	$150,000	$150,329
2.700%, 1/25/23	200,000	186,275
Total Capital S.A.
3.000%, 6/24/15	100,000	104,144
3.125%, 10/2/15	100,000	104,849
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	144,862
3.800%, 10/1/20	100,000	104,705
Valero Energy Corp.
6.125%, 2/1/20	150,000	172,216
W&T Offshore, Inc.
8.500%, 6/15/19	1,600,000	1,696,000
Williams Cos., Inc.
7.875%, 9/1/21	93,000	111,329
Williams Partners LP
5.250%, 3/15/20	100,000	107,625
4.125%, 11/15/20	100,000	100,488

		53,265,491

Total Energy		55,289,283

Financials (4.6%)
Capital Markets (0.6%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	113,638
Bank of New York Mellon Corp.
0.700%, 10/23/15	350,000	349,548
4.150%, 2/1/21	100,000	107,605
3.550%, 9/23/21	100,000	102,486
Charles Schwab Corp.
3.225%, 9/1/22	100,000	95,194
Credit Suisse AG/New York
5.400%, 1/14/20	100,000	109,801
4.375%, 8/5/20	250,000	269,722
Deutsche Bank AG/London
3.250%, 1/11/16	100,000	104,632
6.000%, 9/1/17	150,000	171,801
E*TRADE Financial Corp.
6.000%, 11/15/17	1,300,000	1,371,500
Goldman Sachs Group, Inc.
5.125%, 1/15/15	84,000	88,418
1.600%, 11/23/15	250,000	251,773
5.350%, 1/15/16	83,000	90,335
3.625%, 2/7/16	85,000	89,280
5.750%, 10/1/16	130,000	145,127
5.625%, 1/15/17	215,000	237,218
6.150%, 4/1/18	600,000	686,707
2.900%, 7/19/18	150,000	150,906
5.750%, 1/24/22	250,000	276,100
3.625%, 1/22/23	150,000	143,205
Jefferies Group LLC
8.500%, 7/15/19	75,000	90,783
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	150,000	172,180
Morgan Stanley
6.000%, 4/28/15	250,000	268,014
3.800%, 4/29/16	100,000	105,006
5.450%, 1/9/17	251,000	276,886
6.625%, 4/1/18	250,000	290,038
7.300%, 5/13/19	200,000	239,974
5.750%, 1/25/21	250,000	278,283
4.875%, 11/1/22	100,000	100,470
3.750%, 2/25/23	100,000	96,191
4.100%, 5/22/23	100,000	93,163
Nomura Holdings, Inc.
5.000%, 3/4/15	75,000	78,654
4.125%, 1/19/16	150,000	156,581
State Street Corp.
2.875%, 3/7/16	50,000	52,298
4.375%, 3/7/21	150,000	161,523
UBS AG/Connecticut
5.875%, 7/15/16	100,000	110,724
4.875%, 8/4/20	250,000	278,125

		7,803,889

Commercial Banks (0.8%)
Bank of Montreal
1.300%, 7/15/16	250,000	250,701
2.500%, 1/11/17	150,000	154,807
2.375%, 1/25/19	50,000	49,949
Bank of Nova Scotia
3.400%, 1/22/15	250,000	259,128
2.900%, 3/29/16	100,000	104,527
1.375%, 7/15/16	200,000	201,291
Barclays Bank plc
5.140%, 10/14/20	100,000	104,502
BB&T Corp.
3.200%, 3/15/16	200,000	210,112
2.050%, 6/19/18	200,000	199,541
BNP Paribas S.A.
3.600%, 2/23/16	400,000	422,178
2.700%, 8/20/18	100,000	100,954
3.250%, 3/3/23	100,000	93,085
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.375%, 1/19/17	250,000	265,059
4.500%, 1/11/21	75,000	78,820
3.875%, 2/8/22	75,000	74,757
Fifth Third Bancorp
3.625%, 1/25/16	200,000	211,000
HSBC Holdings plc
5.100%, 4/5/21	100,000	110,066
4.000%, 3/30/22	100,000	101,878
Intesa Sanpaolo S.p.A.
3.875%, 1/16/18	200,000	196,393
KeyCorp
5.100%, 3/24/21	50,000	54,965
KfW
4.125%, 10/15/14	94,000	97,635
1.000%, 1/12/15	500,000	503,094
4.375%, 7/21/15	478,000	510,299
0.500%, 9/30/15	250,000	249,928
0.500%, 4/19/16	500,000	497,670
1.000%, 6/11/18	250,000	243,574
4.875%, 6/17/19	250,000	288,615
2.750%, 9/8/20	150,000	153,558
2.625%, 1/25/22	300,000	297,913
Landwirtschaftliche Rentenbank
2.125%, 7/15/16	100,000	103,458
5.125%, 2/1/17	123,000	139,318
Lloyds Bank plc
6.375%, 1/21/21	100,000	115,827
National Australia Bank Ltd./New York
1.600%, 8/7/15	100,000	101,351
1.300%, 7/25/16	250,000	251,122
PNC Funding Corp.
3.625%, 2/8/15	350,000	363,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
5.250%, 11/15/15		$57,000	$61,760
5.125%, 2/8/20		100,000	111,267
Royal Bank of Canada
2.625%, 12/15/15		250,000	259,551
2.200%, 7/27/18		250,000	250,593
Royal Bank of Scotland Group plc
6.400%, 10/21/19		100,000	113,664
Royal Bank of Scotland plc
5.625%, 8/24/20		100,000	109,781
Sumitomo Mitsui Banking Corp.
0.900%, 1/18/16		250,000	248,999
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16		50,000	52,653
3.500%, 1/20/17		50,000	52,566
Toronto-Dominion Bank
2.375%, 10/19/16		50,000	51,541
1.400%, 4/30/18		250,000	243,721
U.S. Bancorp/Minnesota
2.200%, 11/15/16		250,000	257,520
2.950%, 7/15/22		150,000	141,223
Wachovia Corp.
5.750%, 6/15/17		100,000	114,116
Wells Fargo & Co.
3.750%, 10/1/14		250,000	258,162
3.676%, 6/15/16(e)		300,000	319,773
2.625%, 12/15/16		250,000	260,391
5.625%, 12/11/17		250,000	287,350
3.500%, 3/8/22		100,000	100,324
3.450%, 2/13/23		100,000	93,687
4.125%, 8/15/23		100,000	98,033
Westpac Banking Corp.
3.000%, 8/4/15		150,000	156,417
2.000%, 8/14/17		200,000	201,597
2.250%, 7/30/18		250,000	250,778

			11,255,986

Consumer Finance (0.5%)
American Express Co.
1.550%, 5/22/18		150,000	146,838
2.650%, 12/2/22		212,000	194,263
American Express Credit Corp.
1.750%, 6/12/15		250,000	254,241
2.750%, 9/15/15		300,000	311,268
Capital One Financial Corp.
4.750%, 7/15/21		100,000	106,023
3.500%, 6/15/23		200,000	188,972
Caterpillar Financial Services Corp.
1.350%, 9/6/16		150,000	150,880
7.150%, 2/15/19		135,000	166,979
Discover Financial Services
3.850%, 11/21/22		100,000	95,070
Ford Motor Credit Co. LLC
1.700%, 5/9/16		250,000	248,850
4.250%, 2/3/17		250,000	266,300
3.000%, 6/12/17		200,000	204,520
5.875%, 8/2/21		200,000	221,520
HSBC Finance Corp.
6.676%, 1/15/21		250,000	285,343
HSBC USA, Inc.
2.375%, 2/13/15		150,000	153,124
John Deere Capital Corp.
0.750%, 1/22/16		250,000	250,005
Toyota Motor Credit Corp.
2.800%, 1/11/16		200,000	208,192
0.800%, 5/17/16		350,000	348,857
2.050%, 1/12/17		250,000	255,877
Volkswagen International Finance N.V.
5.500%, 11/9/15§	EUR	1,500,000	2,237,884

			6,295,006

Diversified Financial Services (2.1%)
AngloGold Ashanti Holdings plc
8.500%, 7/30/20		$800,000	827,000
Bank of America Corp.
4.750%, 8/1/15		75,000	79,738
5.250%, 12/1/15		476,000	514,739
1.250%, 1/11/16		250,000	249,593
3.750%, 7/12/16		150,000	159,125
6.500%, 8/1/16		250,000	283,480
5.625%, 10/14/16		75,000	83,560
5.650%, 5/1/18		550,000	619,909
7.625%, 6/1/19		250,000	306,445
5.700%, 1/24/22		100,000	112,019
3.300%, 1/11/23		150,000	140,628
Bank of America N.A.
5.300%, 3/15/17		106,000	116,907
Bear Stearns Cos. LLC
6.400%, 10/2/17		155,000	180,672
Citigroup, Inc.
5.500%, 10/15/14		156,000	163,460
4.587%, 12/15/15		150,000	160,578
5.300%, 1/7/16		274,000	296,466
5.850%, 8/2/16		58,000	64,836
4.450%, 1/10/17		300,000	324,702
6.125%, 11/21/17		250,000	287,953
1.750%, 5/1/18		250,000	242,540
8.500%, 5/22/19		250,000	319,125
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		146,000	165,833
General Electric Capital Corp.
4.875%, 3/4/15		65,000	68,905
2.250%, 11/9/15		500,000	512,726
1.500%, 7/12/16		250,000	251,319
5.400%, 2/15/17		72,000	81,052
5.625%, 9/15/17		391,000	445,329
4.625%, 1/7/21		350,000	375,713
3.150%, 9/7/22		100,000	94,567
3.100%, 1/9/23		150,000	140,237
6.375%, 11/15/67(l)		100,000	106,250
ING US, Inc.
2.900%, 2/15/18		100,000	100,120
JPMorgan Chase & Co.
5.150%, 10/1/15		393,000	422,805
6.000%, 1/15/18		250,000	288,077
1.625%, 5/15/18		250,000	241,966
4.250%, 10/15/20		200,000	209,309
4.500%, 1/24/22		250,000	261,575
3.250%, 9/23/22		100,000	94,336
3.200%, 1/25/23		150,000	140,242
7.900%, 4/29/49(l)		9,468,000	10,260,945
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		456,000	522,611
Moody’s Corp.
4.500%, 9/1/22		50,000	49,972
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		100,000	104,870
5.450%, 4/10/17		82,000	92,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Nationstar Mortgage LLC/Nationstar Capital Corp.
9.625%, 5/1/19	$3,000,000	$3,345,000
Nuveen Investments, Inc.
9.500%, 10/15/20§	2,700,000	2,673,000
ORIX Corp.
5.000%, 1/12/16	25,000	26,790
3.750%, 3/9/17	150,000	155,473
Pemex Project Funding Master Trust
5.750%, 3/1/18	300,000	332,250
Shell International Finance B.V.
2.375%, 8/21/22	250,000	229,369
3.400%, 8/12/23	100,000	98,837

		27,425,939

Insurance (0.3%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	250,000	259,076
Aflac, Inc.
2.650%, 2/15/17	150,000	154,168
Allstate Corp.
3.150%, 6/15/23	100,000	96,880
American International Group, Inc.
5.600%, 10/18/16	80,000	89,346
5.850%, 1/16/18	206,000	234,487
8.250%, 8/15/18	150,000	185,400
3.375%, 8/15/20	150,000	149,415
Aon Corp.
3.125%, 5/27/16	100,000	104,598
5.000%, 9/30/20	50,000	54,722
Berkshire Hathaway Finance Corp.
0.950%, 8/15/16	150,000	150,120
1.600%, 5/15/17	250,000	251,516
4.250%, 1/15/21	100,000	107,198
Chubb Corp.
6.375%, 3/29/67(l)	50,000	53,750
CNA Financial Corp.
5.875%, 8/15/20	100,000	113,851
Genworth Financial, Inc.
7.625%, 9/24/21	100,000	119,213
Hartford Financial Services Group, Inc.
5.500%, 3/30/20	150,000	168,246
Lincoln National Corp.
8.750%, 7/1/19	100,000	129,272
4.850%, 6/24/21	50,000	53,539
Manulife Financial Corp.
3.400%, 9/17/15	150,000	156,270
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,351
4.800%, 7/15/21	150,000	162,053
MetLife, Inc.
6.750%, 6/1/16	225,000	257,460
4.750%, 2/8/21	100,000	108,842
Progressive Corp.
3.750%, 8/23/21	50,000	51,490
Prudential Financial, Inc.
4.750%, 9/17/15	250,000	268,441
7.375%, 6/15/19	200,000	247,420
Reinsurance Group of America, Inc.
4.700%, 9/15/23	100,000	102,030
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	75,287

		3,949,441

Real Estate Investment Trusts (REITs) (0.2%)
American Tower Corp.
5.050%, 9/1/20	75,000	76,773
3.500%, 1/31/23	150,000	131,184
AvalonBay Communities, Inc.
2.950%, 9/15/22	100,000	92,292
Boston Properties LP
5.000%, 6/1/15	60,000	63,918
5.625%, 11/15/20	70,000	78,606
Duke Realty LP
5.950%, 2/15/17	250,000	278,915
ERP Operating LP
4.625%, 12/15/21	150,000	158,346
HCP, Inc.
6.000%, 1/30/17	45,000	50,572
5.375%, 2/1/21	150,000	163,305
Health Care REIT, Inc.
3.625%, 3/15/16	50,000	52,471
4.700%, 9/15/17	100,000	109,024
Hospitality Properties Trust
6.300%, 6/15/16	55,000	59,861
Liberty Property LP
4.125%, 6/15/22	100,000	99,892
ProLogis LP
6.625%, 5/15/18	100,000	116,946
Realty Income Corp.
3.250%, 10/15/22	150,000	138,028
Simon Property Group LP
6.100%, 5/1/16	160,000	178,443
5.650%, 2/1/20	300,000	342,443
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	100,000	100,557

		2,291,576

Real Estate Management & Development (0.1%)
Algeco Scotsman Global Finance plc
8.500%, 10/15/18§	1,000,000	1,060,000

Thrifts & Mortgage Finance (0.0%)
Abbey National Treasury Services plc/London
3.050%, 8/23/18	100,000	101,450

Total Financials		60,183,287

Health Care (2.2%)
Biotechnology (0.1%)
Amgen, Inc.
2.300%, 6/15/16	350,000	360,954
3.450%, 10/1/20	150,000	150,922
Celgene Corp.
2.300%, 8/15/18	100,000	99,955
3.950%, 10/15/20	100,000	102,939
Gilead Sciences, Inc.
4.400%, 12/1/21	100,000	106,808
Grifols, Inc.
8.250%, 2/1/18	600,000	644,280

		1,465,858

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	82,000	94,112
Boston Scientific Corp.
2.650%, 10/1/18	100,000	99,649
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	215,666
Medtronic, Inc.
4.125%, 3/15/21	100,000	106,447

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 4/1/23	$100,000	$93,834

		609,708

Health Care Providers & Services (1.7%)
Aetna, Inc.
6.000%, 6/15/16	116,000	130,559
2.750%, 11/15/22	150,000	138,326
Cardinal Health, Inc.
3.200%, 6/15/22	50,000	47,620
Cigna Corp.
4.500%, 3/15/21	150,000	159,917
Express Scripts Holding Co.
3.125%, 5/15/16	150,000	157,048
4.750%, 11/15/21	150,000	160,477
HCA, Inc.
6.500%, 2/15/16	4,700,000	5,099,500
6.500%, 2/15/20	2,300,000	2,492,625
7.500%, 2/15/22	3,200,000	3,488,000
McKesson Corp.
3.250%, 3/1/16	250,000	263,219
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	103,921
Quest Diagnostics, Inc.
3.200%, 4/1/16	150,000	156,425
Tenet Healthcare Corp.
9.250%, 2/1/15	4,800,000	5,256,000
8.000%, 8/1/20	553,000	587,562
8.125%, 4/1/22§	2,800,000	2,922,500
UnitedHealth Group, Inc.
6.000%, 2/15/18	300,000	348,979
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
7.750%, 2/1/19(b)	500,000	537,500
WellPoint, Inc.
5.250%, 1/15/16	150,000	163,686
3.125%, 5/15/22	150,000	141,692

		22,355,556

Life Sciences Tools & Services (0.0%)
Agilent Technologies, Inc.
3.875%, 7/15/23	100,000	96,879
Life Technologies Corp.
5.000%, 1/15/21	100,000	105,629
Thermo Fisher Scientific, Inc.
3.200%, 3/1/16	100,000	104,146
3.600%, 8/15/21	50,000	49,153

		355,807

Pharmaceuticals (0.3%)
AbbVie, Inc.
2.000%, 11/6/18	150,000	147,253
2.900%, 11/6/22	200,000	186,629
Actavis, Inc.
3.250%, 10/1/22	150,000	140,407
AstraZeneca plc
5.900%, 9/15/17	63,000	73,101
Bristol-Myers Squibb Co.
2.000%, 8/1/22	100,000	89,721
Eli Lilly and Co.
5.200%, 3/15/17	283,000	319,113
GlaxoSmithKline Capital plc
1.500%, 5/8/17	50,000	50,181
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	215,459
2.800%, 3/18/23	100,000	94,005
Merck & Co., Inc.
4.750%, 3/1/15	80,000	84,772
1.300%, 5/18/18	250,000	244,142
2.400%, 9/15/22	150,000	138,991
Mylan, Inc.
1.800%, 6/24/16§	200,000	199,250
Novartis Securities Investment Ltd.
5.125%, 2/10/19	250,000	285,799
Pfizer, Inc.
4.650%, 3/1/18	50,000	56,542
6.200%, 3/15/19	100,000	120,092
Sanofi S.A.
1.250%, 4/10/18	250,000	244,488
4.000%, 3/29/21	75,000	79,443
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22	200,000	183,942
Zoetis, Inc.
3.250%, 2/1/23§	150,000	142,925

		3,096,255

Total Health Care		27,883,184

Industrials (1.2%)
Aerospace & Defense (0.1%)
Embraer S.A.
5.150%, 6/15/22	75,000	72,937
General Dynamics Corp.
1.375%, 1/15/15	50,000	50,642
3.875%, 7/15/21	100,000	104,221
Honeywell International, Inc.
5.400%, 3/15/16	94,000	104,161
5.300%, 3/1/18	85,000	97,411
L-3 Communications Corp.
3.950%, 11/15/16	250,000	265,649
Lockheed Martin Corp.
4.250%, 11/15/19	150,000	162,971
Northrop Grumman Corp.
3.500%, 3/15/21	100,000	101,527
Precision Castparts Corp.
2.500%, 1/15/23	75,000	68,815
Raytheon Co.
6.400%, 12/15/18	50,000	60,046
United Technologies Corp.
4.875%, 5/1/15	93,000	99,341
6.125%, 2/1/19	233,000	277,058
3.100%, 6/1/22	50,000	49,085

		1,513,864

Air Freight & Logistics (0.2%)
CEVA Group plc
4.000%, 5/1/18§	2,100,000	1,753,500
FedEx Corp.
2.625%, 8/1/22	50,000	45,930
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	69,050
3.125%, 1/15/21	200,000	202,026

		2,070,506

Airlines (0.0%)
American Airlines, Inc.
4.950%, 1/15/23§	200,000	200,500
Southwest Airlines Co.
5.750%, 12/15/16	50,000	55,750

		256,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Services & Supplies (0.0%)
Republic Services, Inc.
5.250%, 11/15/21	$100,000	$109,404
Waste Management, Inc.
7.375%, 3/11/19	152,000	183,070

		292,474

Construction & Engineering (0.3%)
ABB Finance USA, Inc.
2.875%, 5/8/22	150,000	144,284
Abengoa Finance S.A.U.
8.875%, 11/1/17§	1,600,000	1,584,000
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	2,000,000	2,190,000
URS Corp.
4.350%, 4/1/17§	150,000	155,218

		4,073,502

Electrical Equipment (0.0%)
Eaton Corp.
2.750%, 11/2/22§	150,000	139,530
Emerson Electric Co.
2.625%, 2/15/23	150,000	142,063
Roper Industries, Inc.
3.125%, 11/15/22	100,000	93,541

		375,134

Industrial Conglomerates (0.1%)
Danaher Corp.
2.300%, 6/23/16	50,000	51,680
3.900%, 6/23/21	50,000	52,995
General Electric Co.
5.250%, 12/6/17	250,000	285,586
2.700%, 10/9/22	250,000	235,832
Koninklijke Philips N.V.
3.750%, 3/15/22	100,000	98,805
Pentair Finance S.A.
3.150%, 9/15/22	150,000	138,025
Tyco Electronics Group S.A.
6.550%, 10/1/17	100,000	115,261

		978,184

Machinery (0.1%)
Caterpillar, Inc.
2.600%, 6/26/22	100,000	93,881
Deere & Co.
4.375%, 10/16/19	150,000	167,318
2.600%, 6/8/22	100,000	94,047
Navistar International Corp.
8.250%, 11/1/21	1,100,000	1,111,000
Stanley Black & Decker, Inc.
2.900%, 11/1/22	100,000	93,959

		1,560,205

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	115,000	132,551
Canadian National Railway Co.
5.550%, 5/15/18	48,000	55,244
CHC Helicopter S.A.
9.250%, 10/15/20	1,500,000	1,597,500
CSX Corp.
7.375%, 2/1/19	100,000	123,107
Norfolk Southern Corp.
5.900%, 6/15/19	40,000	46,858
Ryder System, Inc.
3.500%, 6/1/17	100,000	104,886
Union Pacific Corp.
5.700%, 8/15/18	100,000	116,370

		2,176,516

Trading Companies & Distributors (0.2%)
GATX Corp.
2.375%, 7/30/18	150,000	148,024
International Lease Finance Corp.
8.750%, 3/15/17	1,000,000	1,147,500
United Rentals North America, Inc.
8.375%, 9/15/20	500,000	553,125

		1,848,649

Total Industrials		15,145,284

Information Technology (3.1%)
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.500%, 2/22/16	121,000	134,626
4.450%, 1/15/20	250,000	274,125
Juniper Networks, Inc.
4.600%, 3/15/21	50,000	50,661

		459,412

Computers & Peripherals (0.1%)
Apple, Inc.
1.000%, 5/3/18	500,000	479,200
EMC Corp.
1.875%, 6/1/18	250,000	248,375
Hewlett-Packard Co.
3.300%, 12/9/16	300,000	312,135
5.500%, 3/1/18	156,000	174,351
NetApp, Inc.
2.000%, 12/15/17	150,000	148,298

		1,362,359

Electronic Equipment, Instruments & Components (0.3%)
CDW LLC/CDW Finance Corp.
12.535%, 10/12/17	256,000	266,240
8.500%, 4/1/19	2,500,000	2,756,250
CommScope, Inc.
8.250%, 1/15/19§	200,000	217,250

		3,239,740

Internet Software & Services (0.0%)
eBay, Inc.
3.250%, 10/15/20	50,000	50,890
2.600%, 7/15/22	100,000	92,985
Google, Inc.
2.125%, 5/19/16	100,000	103,420

		247,295

IT Services (1.4%)
Ceridian Corp.
11.250%, 11/15/15	1,000,000	1,010,000
Computer Sciences Corp.
4.450%, 9/15/22	100,000	97,800
Fidelity National Information Services, Inc.
3.500%, 4/15/23	100,000	90,754
First Data Corp.
11.250%, 3/31/16	3,562,000	3,562,000
8.250%, 1/15/21§	4,009,000	4,139,293
12.625%, 1/15/21	4,100,000	4,504,875
10.000%, 1/15/22 PIK§	2,014,000	2,104,630
Fiserv, Inc.
6.800%, 11/20/17	100,000	118,223
4.750%, 6/15/21	100,000	104,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
International Business Machines Corp.
0.450%, 5/6/16		$350,000	$346,877
5.700%, 9/14/17		350,000	406,091
3.375%, 8/1/23		150,000	146,610
SRA International, Inc.
6.500%, 7/20/18		1,225,714	1,212,436
11.000%, 10/1/19		500,000	520,000
Western Union Co.
5.930%, 10/1/16		150,000	166,980

			18,531,151

Office Electronics (0.0%)
Xerox Corp.
4.250%, 2/15/15		200,000	208,135
4.500%, 5/15/21		150,000	155,965

			364,100

Semiconductors & Semiconductor Equipment (1.0%)
Applied Materials, Inc.
4.300%, 6/15/21		100,000	104,526
Freescale Semiconductor, Inc.
10.125%, 12/15/16		598,000	612,950
9.250%, 4/15/18§		3,300,000	3,564,000
10.750%, 8/1/20		3,852,000	4,294,980
5.000%, 5/15/21§		5,000,000	4,750,000
Intel Corp.
3.300%, 10/1/21		100,000	98,920
2.700%, 12/15/22		150,000	138,090

			13,563,466

Software (0.3%)
Autodesk, Inc.
1.950%, 12/15/17		50,000	48,608
BMC Software Finance, Inc.
8.125%, 7/15/21§		1,300,000	1,352,000
CA, Inc.
2.875%, 8/15/18		200,000	200,885
Infor US, Inc.
9.375%, 4/1/19		400,000	444,000
Microsoft Corp.
1.625%, 9/25/15		100,000	102,206
1.000%, 5/1/18		200,000	193,111
4.000%, 2/8/21		150,000	160,840
Oracle Corp.
5.750%, 4/15/18		250,000	290,658
2.375%, 1/15/19		150,000	150,504
2.500%, 10/15/22		200,000	184,914

			3,127,726

Total Information Technology			40,895,249

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
3.150%, 10/1/22		50,000	46,394
Dow Chemical Co.
8.550%, 5/15/19		150,000	191,040
3.000%, 11/15/22		150,000	137,531
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	105,996
6.000%, 7/15/18		250,000	295,443
Eastman Chemical Co.
3.600%, 8/15/22		100,000	97,429
Ecolab, Inc.
3.000%, 12/8/16		250,000	262,316
INEOS Group Holdings S.A.
7.875%, 2/15/16§	EUR	2,694,628	3,681,517
Lubrizol Corp.
8.875%, 2/1/19		$55,000	72,958
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	227,000
Orion Engineered Carbons Bondco GmbH
10.000%, 6/15/18§	EUR	1,350,000	2,027,428
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		$200,000	208,577

			7,353,629

Construction Materials (0.4%)
Cemex S.A.B. de C.V.
9.000%, 1/11/18§		3,000,000	3,217,500
7.250%, 1/15/21(b)§		1,000,000	997,500
CRH America, Inc.
6.000%, 9/30/16		83,000	93,278

			4,308,278

Metals & Mining (0.5%)
Alcoa, Inc.
5.550%, 2/1/17		100,000	106,500
5.400%, 4/15/21		150,000	148,035
Allegheny Technologies, Inc.
5.950%, 1/15/21		100,000	106,124
Barrick Gold Corp.
2.900%, 5/30/16		100,000	101,086
2.500%, 5/1/18		150,000	142,990
3.850%, 4/1/22		100,000	88,005
Barrick Gold Finance Co.
4.875%, 11/15/14		125,000	129,652
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		50,000	54,784
6.500%, 4/1/19		160,000	191,051
Cliffs Natural Resources, Inc.
3.950%, 1/15/18		200,000	200,463
FMG Resources Pty Ltd.
7.000%, 11/1/15§		1,100,000	1,130,250
6.875%, 2/1/18§		1,000,000	1,045,000
Freeport-McMoRan Copper & Gold, Inc.
2.150%, 3/1/17		100,000	99,517
3.100%, 3/15/20§		200,000	187,509
Goldcorp, Inc.
2.125%, 3/15/18		100,000	97,218
Inmet Mining Corp.
8.750%, 6/1/20§		1,800,000	1,899,000
Newmont Mining Corp.
3.500%, 3/15/22		100,000	87,757
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		100,000	129,564
Rio Tinto Finance USA plc
1.375%, 6/17/16		350,000	350,414
3.500%, 3/22/22		100,000	96,699
Teck Resources Ltd.
3.150%, 1/15/17		50,000	51,125
4.500%, 1/15/21		100,000	99,000
Vale Overseas Ltd.
6.250%, 1/11/16		150,000	164,958
4.375%, 1/11/22		150,000	144,450

			6,851,151

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	52,773
7.500%, 8/15/21		50,000	61,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.750%, 2/15/22	$150,000	$157,303

		271,491

Total Materials		18,784,549

Telecommunication Services (2.2%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
2.950%, 5/15/16	50,000	52,310
5.500%, 2/1/18	275,000	310,557
3.000%, 2/15/22	100,000	93,720
2.625%, 12/1/22	250,000	222,650
British Telecommunications plc
5.950%, 1/15/18	100,000	114,585
CCO Holdings LLC/CCO Holdings Capital Corp.
7.000%, 1/15/19	1,000,000	1,054,900
7.375%, 6/1/20	2,000,000	2,160,000
6.500%, 4/30/21	1,000,000	1,015,000
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	100,000	127,604
Frontier Communications Corp.
8.500%, 4/15/20	700,000	771,750
Orange S.A.
2.125%, 9/16/15	100,000	101,406
Qwest Corp.
6.750%, 12/1/21	100,000	107,230
Telecom Italia Capital S.A.
5.250%, 10/1/15	368,000	386,962
Telefonica Emisiones S.A.U.
4.949%, 1/15/15	100,000	104,140
6.421%, 6/20/16	299,000	329,128
4.570%, 4/27/23	150,000	144,298
Verizon Communications, Inc.
4.900%, 9/15/15	82,000	87,954
2.500%, 9/15/16	500,000	514,200
8.750%, 11/1/18	195,000	250,458
2.450%, 11/1/22	200,000	176,357
5.150%, 9/15/23	3,900,000	4,150,380

		12,275,589

Wireless Telecommunication Services (1.3%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	200,000	214,816
Cricket Communications, Inc.
7.750%, 10/15/20(b)	2,500,000	2,831,250
Rogers Communications, Inc.
6.800%, 8/15/18	100,000	119,407
Sprint Communications, Inc.
9.000%, 11/15/18§	3,500,000	4,095,000
7.000%, 8/15/20	1,000,000	1,017,500
11.500%, 11/15/21	2,500,000	3,200,000
Sprint Corp.
7.875%, 9/15/23§	4,700,000	4,782,250
Vodafone Group plc
2.875%, 3/16/16	50,000	51,877
5.450%, 6/10/19	200,000	228,509
2.950%, 2/19/23	150,000	136,950

		16,677,559

Total Telecommunication Services		28,953,148

Utilities (1.4%)
Electric Utilities (0.3%)
Baltimore Gas & Electric Co.
5.900%, 10/1/16	122,000	136,728
Commonwealth Edison Co.
6.150%, 9/15/17	144,000	168,339
3.400%, 9/1/21	100,000	101,441
Connecticut Light & Power Co.
2.500%, 1/15/23	150,000	139,252
DTE Electric Co.
3.450%, 10/1/20	100,000	102,822
Duke Energy Carolinas LLC
7.000%, 11/15/18	26,000	32,091
Duke Energy Corp.
2.100%, 6/15/18	250,000	248,650
5.050%, 9/15/19	165,000	184,739
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	104,988
Edison International
3.750%, 9/15/17	100,000	105,834
Entergy Corp.
4.700%, 1/15/17	200,000	212,547
5.125%, 9/15/20	50,000	52,097
Georgia Power Co.
3.000%, 4/15/16	250,000	260,833
Hydro-Quebec
2.000%, 6/30/16	150,000	154,530
LG&E and KU Energy LLC
3.750%, 11/15/20	100,000	99,890
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	100,000	114,394
Northern States Power Co.
5.250%, 3/1/18	25,000	28,220
Ohio Power Co.
6.000%, 6/1/16	65,000	72,302
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	265,000	283,043
Pacific Gas & Electric Co.
3.500%, 10/1/20	100,000	100,515
PPL Capital Funding, Inc.
4.200%, 6/15/22	75,000	74,740
Progress Energy, Inc.
4.400%, 1/15/21	100,000	105,480
Southern California Edison Co.
3.875%, 6/1/21	50,000	53,001
Southwestern Electric Power Co.
6.450%, 1/15/19	100,000	117,229
Virginia Electric & Power Co.
5.950%, 9/15/17	100,000	116,141
Wisconsin Electric Power Co.
2.950%, 9/15/21	50,000	49,835
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	110,508

		3,330,189

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	89,803
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	2,500,000	2,800,000
ONEOK, Inc.
4.250%, 2/1/22	150,000	140,421

		3,030,224

Independent Power Producers & Energy Traders (0.8%)
Calpine Corp.
7.875%, 7/31/20§	720,000	770,400
7.500%, 2/15/21§	900,000	949,500
7.875%, 1/15/23§	900,000	949,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
GenOn Energy, Inc.
7.875%, 6/15/17	$1,800,000	$1,948,140
InterGen N.V.
7.000%, 6/30/23§	5,000,000	5,000,000
PSEG Power LLC
5.500%, 12/1/15	325,000	354,187
Tennessee Valley Authority
5.500%, 7/18/17	500,000	576,880

		10,548,607

Multi-Utilities (0.1%)
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	85,000	93,265
Series 08-A
5.850%, 4/1/18	175,000	204,432
Consumers Energy Co.
2.850%, 5/15/22	50,000	48,783
3.375%, 8/15/23	100,000	99,579
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	84,599
8.875%, 1/15/19	163,000	210,474
DTE Energy Co.
6.350%, 6/1/16	60,000	67,976
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	70,000	81,094
NiSource Finance Corp.
6.400%, 3/15/18	100,000	115,990
San Diego Gas & Electric Co.
3.600%, 9/1/23	150,000	153,980

		1,160,172

Total Utilities		18,069,192

Total Corporate Bonds		332,073,197

Government Securities (15.4%)
Foreign Governments (0.5%)
Export-Import Bank of Korea
5.875% 1/14/15	300,000	318,060
4.000% 1/11/17	250,000	265,952
Federative Republic of Brazil
8.000% 1/15/18	267,000	300,375
5.875% 1/15/19	355,000	401,682
Japan Finance Corp.
2.500% 1/21/16	100,000	104,067
2.500% 5/18/16	200,000	208,578
Korea Development Bank
3.250% 3/9/16	200,000	206,957
Province of New Brunswick
2.750% 6/15/18	50,000	52,076
Province of Nova Scotia
5.125% 1/26/17	50,000	56,390
Province of Ontario
4.500% 2/3/15	96,000	101,069
4.750% 1/19/16	47,000	51,228
1.100% 10/25/17	500,000	492,327
2.000% 9/27/18	250,000	250,950
2.450% 6/29/22	150,000	141,587
Province of Quebec
4.600% 5/26/15	47,000	50,083
2.625% 2/13/23	200,000	187,141
Republic of Colombia
7.375% 3/18/19	250,000	303,125
Republic of Italy
4.500% 1/21/15	129,000	134,129
4.750% 1/25/16	49,000	52,149
5.250% 9/20/16	250,000	270,582
Republic of Peru
7.125% 3/30/19	260,000	315,250
Republic of Philippines
6.500% 1/20/20	250,000	293,750
Republic of Poland
5.000% 10/19/15	33,000	35,530
6.375% 7/15/19	150,000	174,919
5.000% 3/23/22	150,000	160,892
Republic of South Africa
5.500% 3/9/20	150,000	160,688
Republic of Turkey
6.750% 4/3/18	250,000	277,187
7.500% 11/7/19	200,000	231,750
3.250% 3/23/23	250,000	214,688
Svensk Exportkredit AB
0.625% 5/31/16	250,000	248,484
United Mexican States
5.625% 1/15/17	250,000	278,750
5.125% 1/15/20	300,000	333,750

		6,674,145

Municipal Bonds (0.0%)
Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013A
2.107% 7/1/18	100,000	97,388
New Jersey Economic Development Authority, State Pension Funding Bonds, Series B (Zero Coupon), 2/15/20	50,000	38,806
State of California Taxable Various Purpose, General Obligation Bonds, Series 2010
6.650% 3/1/22	140,000	167,320
State of Illinois, General Obligation Bonds, Series 2011
5.365% 3/1/17	150,000	162,379
5.877% 3/1/19	50,000	53,649

		519,542

Supranational (0.4%)
Asian Development Bank
2.625% 2/9/15	360,000	371,075
1.750% 9/11/18	250,000	251,960
European Bank for Reconstruction & Development
1.625% 9/3/15	100,000	102,273
1.000% 6/15/18	250,000	244,686
European Investment Bank
4.625% 10/20/15	665,000	720,232
0.625% 4/15/16	500,000	499,191
2.500% 5/16/16	100,000	104,553
1.750% 3/15/17	500,000	512,168
5.125% 5/30/17	250,000	285,691
1.000% 6/15/18	250,000	243,310
4.000% 2/16/21	200,000	218,329
Inter-American Development Bank
1.375% 10/18/16	500,000	507,126
3.875% 2/14/20	150,000	166,144
International Bank for Reconstruction & Development
2.125% 3/15/16	500,000	517,875
2.125% 2/13/23	200,000	188,358
International Finance Corp.
1.125% 11/23/16	250,000	252,260

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.875% 6/15/18	$250,000	$243,559

		5,428,790

U.S. Government Agencies (1.8%)
Federal Farm Credit Bank
4.875% 1/17/17	180,000	202,941
Federal Home Loan Bank
0.250% 2/20/15	2,500,000	2,501,240
0.500% 11/20/15	1,500,000	1,502,639
5.250% 6/5/17	595,000	684,778
Federal Home Loan Mortgage Corp.
0.625% 12/29/14	1,800,000	1,809,577
1.750% 9/10/15	4,000,000	4,106,855
5.125% 11/17/17	1,390,000	1,606,462
4.875% 6/13/18	409,000	471,939
1.375% 5/1/20	700,000	664,980
2.375% 1/13/22	350,000	340,145
Federal National Mortgage Association
2.625% 11/20/14	1,500,000	1,541,327
0.375% 3/16/15	1,000,000	1,001,683
0.500% 5/27/15	1,000,000	1,003,715
4.375% 10/15/15	400,000	432,278
0.650% 3/28/16	1,400,000	1,397,981
(Zero Coupon), 6/1/17	650,000	623,299
5.375% 6/12/17	2,371,000	2,738,558
0.875% 5/21/18	1,050,000	1,021,032

		23,651,429

U.S. Treasuries (12.7%)
U.S. Treasury Bonds
8.750% 5/15/17	501,000	641,222
8.125% 8/15/19	1,204,000	1,643,541
8.500% 2/15/20	592,000	833,222
U.S. Treasury Notes
0.500% 10/15/14	2,700,000	2,710,296
2.375% 10/31/14	3,000,000	3,072,070
0.375% 11/15/14	850,000	852,146
4.250% 11/15/14	1,000,000	1,045,879
0.250% 11/30/14	5,000,000	5,005,664
0.250% 12/15/14	1,700,000	1,701,843
0.125% 12/31/14	3,000,000	2,998,477
0.250% 1/15/15	2,000,000	2,001,875
0.250% 2/15/15	1,000,000	1,000,742
4.000% 2/15/15	284,000	298,742
2.375% 2/28/15	1,130,000	1,164,524
0.375% 3/15/15	1,000,000	1,002,383
0.375% 4/15/15	1,600,000	1,603,437
2.500% 4/30/15	4,000,000	4,142,383
0.250% 5/15/15	2,000,000	1,999,844
4.125% 5/15/15	312,000	331,533
1.875% 6/30/15	800,000	822,125
0.250% 7/15/15	3,000,000	2,997,773
1.750% 7/31/15	900,000	923,810
1.250% 8/31/15	2,400,000	2,442,926
1.250% 9/30/15	1,000,000	1,018,379
1.250% 10/31/15	2,400,000	2,444,461
0.375% 11/15/15	1,000,000	1,000,107
1.375% 11/30/15	2,000,000	2,042,793
2.125% 12/31/15	2,500,000	2,596,899
0.375% 1/15/16	2,500,000	2,498,316
2.000% 1/31/16	2,600,000	2,695,443
2.125% 2/29/16	2,800,000	2,913,750
0.250% 4/15/16	2,800,000	2,784,004
0.250% 5/15/16	3,600,000	3,576,199
5.125% 5/15/16	2,500,000	2,801,465
1.500% 6/30/16	3,500,000	3,589,277
3.250% 6/30/16	685,000	735,305
0.625% 8/15/16	1,000,000	1,000,586
4.875% 8/15/16	372,000	417,199
0.875% 9/15/16	1,500,000	1,511,001
3.250% 12/31/16	1,500,000	1,619,883
0.875% 1/31/17	4,500,000	4,511,030
3.000% 2/28/17	840,000	901,622
3.250% 3/31/17	3,050,000	3,301,416
0.875% 4/30/17	1,000,000	999,131
0.750% 6/30/17	1,000,000	991,953
2.500% 6/30/17	2,000,000	2,114,375
0.500% 7/31/17	1,700,000	1,668,092
4.750% 8/15/17	3,900,000	4,457,959
0.625% 9/30/17	700,000	688,010
1.875% 9/30/17	2,250,000	2,321,741
0.750% 10/31/17	3,000,000	2,958,808
4.250% 11/15/17	730,000	823,139
0.750% 12/31/17	4,000,000	3,932,109
2.750% 12/31/17	2,500,000	2,667,236
2.625% 1/31/18	1,000,000	1,061,094
0.750% 2/28/18	1,250,000	1,225,671
2.750% 2/28/18	2,100,000	2,241,094
2.875% 3/31/18	1,600,000	1,715,219
0.625% 4/30/18	2,000,000	1,944,062
2.625% 4/30/18	1,800,000	1,909,811
1.375% 7/31/18	1,250,000	1,252,210
1.500% 8/31/18	4,300,000	4,328,765
1.375% 9/30/18	1,500,000	1,498,843
1.250% 1/31/19	3,000,000	2,961,914
1.250% 4/30/19	1,200,000	1,177,969
3.125% 5/15/19	900,000	975,173
3.375% 11/15/19	1,065,000	1,168,234
1.000% 11/30/19	1,100,000	1,049,125
3.625% 2/15/20	695,000	772,102
3.500% 5/15/20	5,000,000	5,513,965
1.375% 5/31/20	450,000	434,215
2.000% 7/31/20	500,000	501,196
2.625% 8/15/20	2,325,000	2,426,469
2.000% 9/30/20	450,000	449,543
2.625% 11/15/20	600,000	623,953
3.625% 2/15/21	3,150,000	3,485,303
3.125% 5/15/21	3,000,000	3,206,221
2.125% 8/15/21	1,550,000	1,537,300
2.000% 11/15/21	3,750,000	3,665,442
2.000% 2/15/22	750,000	729,023
1.750% 5/15/22	1,500,000	1,420,591
2.000% 2/15/23	3,050,000	2,904,797
1.750% 5/15/23	4,200,000	3,891,563
2.500% 8/15/23	300,000	296,930

		165,185,942

Total Government Securities		201,459,848

Total Long-Term Debt Securities (41.1%) (Cost $513,458,126)		536,278,092

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Co.
1.500%(b)*	200,000	$2,000

Total Consumer Discretionary		2,000

Financials (0.7%)
Consumer Finance (0.3%)
Ally Financial, Inc.
7.000%§	4,046	3,865,953

Thrifts & Mortgage Finance (0.4%)
Fannie Mae
6.750%*	200,000	1,004,000
7.625%*	306,800	1,595,360
8.250%(l)*	149,600	873,664
Freddie Mac
8.375%(l)*	288,100	1,685,385

		5,158,409

Total Financials		9,024,362

Industrials (0.1%)
Air Freight & Logistics (0.1%)
CEVA Group plc
0.000%(b)*	31	29,450
CEVA Holdings LLC
0.000%*	1,408	1,196,775

Total Industrials		1,226,225

Total Preferred Stocks (0.8%) (Cost $26,844,198)		10,252,587

CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co.
4.750%	29,500	1,479,425

Total Consumer Discretionary		1,479,425

Energy (0.4%)
Oil, Gas & Consumable Fuels (0.4%)
Chesapeake Energy Corp.
5.750%§	2,000	2,206,250
SandRidge Energy, Inc.
7.000%	30,000	2,992,500

Total Energy		5,198,750

Financials (1.7%)
Commercial Banks (0.6%)
Wells Fargo & Co.
7.500%	7,000	7,962,570

Diversified Financial Services (0.7%)
Bank of America Corp.
7.250%	8,210	8,866,800

Insurance (0.1%)
MetLife, Inc.
5.000%	31,000	888,460

Real Estate Investment Trusts (REITs) (0.2%)
FelCor Lodging Trust, Inc.
1.950%	130,000	3,142,100

Thrifts & Mortgage Finance (0.1%)
Fannie Mae
5.375%*	80	1,460,000

Total Financials		22,319,930

Utilities (0.1%)
Multi-Utilities (0.1%)
Dominion Resources, Inc.
6.000%	12,500	668,125
6.125%	12,500	666,750

Total Utilities		1,334,875

Total Convertible Preferred Stocks (2.3%) (Cost $29,371,053)		30,332,980

COMMON STOCKS:
Consumer Discretionary (2.0%)
Auto Components (0.1%)
BorgWarner, Inc.	1,578	159,993
Delphi Automotive plc	3,896	227,604
Goodyear Tire & Rubber Co.*	3,389	76,083
Johnson Controls, Inc.	9,431	391,387

		855,067

Automobiles (0.1%)
Ford Motor Co.	54,310	916,210
General Motors Co.*	12,973	466,639
Harley-Davidson, Inc.	3,085	198,180

		1,581,029

Distributors (0.0%)
Genuine Parts Co.	2,134	172,619

Diversified Consumer Services (0.0%)
H&R Block, Inc.	3,776	100,668

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	6,041	197,178
Chipotle Mexican Grill, Inc.*	425	182,198
Darden Restaurants, Inc.	1,795	83,091
International Game Technology	3,584	67,845
Marriott International, Inc., Class A	3,140	132,068
McDonald’s Corp.	13,785	1,326,255
Starbucks Corp.	10,358	797,255
Starwood Hotels & Resorts Worldwide, Inc.	2,679	178,020
Wyndham Worldwide Corp.	1,836	111,941
Wynn Resorts Ltd.	1,114	176,023
Yum! Brands, Inc.	6,155	439,405

		3,691,279

Household Durables (0.0%)
D.R. Horton, Inc.	3,929	76,340
Garmin Ltd.	1,693	76,507
Harman International Industries, Inc.	940	62,256
Leggett & Platt, Inc.	1,970	59,395
Lennar Corp., Class A	2,274	80,500
Newell Rubbermaid, Inc.	3,990	109,725
PulteGroup, Inc.	4,810	79,365
Whirlpool Corp.	1,090	159,620

		703,708

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	5,102	1,595,089
Expedia, Inc.	1,478	76,546
Netflix, Inc.*	812	251,079
priceline.com, Inc.*	710	717,774
TripAdvisor, Inc.*	1,536	116,490

		2,756,978

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	1,586	74,764

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mattel, Inc.	4,755	$199,044

		273,808

Media (0.6%)
Cablevision Systems Corp. - New York Group, Class A	2,946	49,611
CBS Corp., Class B	7,759	427,987
Comcast Corp., Class A	36,066	1,628,380
Dex Media, Inc.*	23,148	188,193
DIRECTV*	7,043	420,819
Discovery Communications, Inc., Class A*	3,186	268,962
Gannett Co., Inc.	3,166	84,817
Interpublic Group of Cos., Inc.	5,832	100,194
News Corp., Class A*	6,851	110,027
Omnicom Group, Inc.	3,544	224,831
Scripps Networks Interactive, Inc., Class A	1,506	117,634
Time Warner Cable, Inc.	3,942	439,927
Time Warner, Inc.	12,688	834,997
Twenty-First Century Fox, Inc.	27,405	918,068
Viacom, Inc., Class B	5,986	500,310
Walt Disney Co.	22,910	1,477,466
Washington Post Co., Class B	61	37,292

		7,829,515

Multiline Retail (0.2%)
Dollar General Corp.*	4,108	231,938
Dollar Tree, Inc.*	3,081	176,110
Family Dollar Stores, Inc.	1,330	95,786
J.C. Penney Co., Inc.*	2,634	23,232
Kohl’s Corp.	2,805	145,159
Macy’s, Inc.	5,192	224,658
Nordstrom, Inc.	1,992	111,950
Target Corp.	18,705	1,196,746

		2,205,579

Specialty Retail (0.4%)
Abercrombie & Fitch Co., Class A	1,058	37,422
AutoNation, Inc.*	884	46,118
AutoZone, Inc.*	490	207,138
Bed Bath & Beyond, Inc.*	3,009	232,776
Best Buy Co., Inc.	3,722	139,575
CarMax, Inc.*	3,091	149,821
GameStop Corp., Class A	1,616	80,234
Gap, Inc.	3,808	153,386
Home Depot, Inc.	19,753	1,498,265
L Brands, Inc.	3,355	204,991
Lowe’s Cos., Inc.	14,506	690,631
O’Reilly Automotive, Inc.*	1,498	191,130
PetSmart, Inc.	1,436	109,509
Ross Stores, Inc.	2,990	217,672
Staples, Inc.	9,139	133,886
Tiffany & Co.	1,520	116,463
TJX Cos., Inc.	9,865	556,287
Urban Outfitters, Inc.*	1,512	55,596

		4,820,900

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	3,892	212,231
Fossil Group, Inc.*	695	80,787
NIKE, Inc., Class B	10,310	748,918
PVH Corp.	1,125	133,526
Ralph Lauren Corp.	835	137,550
VF Corp.	1,212	241,249

		1,554,261

Total Consumer Discretionary		26,545,411

Consumer Staples (2.4%)
Beverages (1.0%)
Beam, Inc.	2,234	144,428
Brown-Forman Corp., Class B	2,238	152,475
Coca-Cola Co.	139,972	5,302,139
Coca-Cola Enterprises, Inc.	3,433	138,041
Constellation Brands, Inc., Class A*	2,284	131,101
Dr. Pepper Snapple Group, Inc.	2,818	126,303
Molson Coors Brewing Co., Class B	2,182	109,384
Monster Beverage Corp.*	1,873	97,864
PepsiCo, Inc.	84,266	6,699,147

		12,900,882

Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	6,021	693,138
CVS Caremark Corp.	16,934	961,005
Kroger Co.	7,160	288,834
Safeway, Inc.	93,637	2,995,448
Sysco Corp.	8,118	258,396
Walgreen Co.	11,984	644,739
Wal-Mart Stores, Inc.	22,446	1,660,106
Whole Foods Market, Inc.	5,133	300,280

		7,801,946

Food Products (0.2%)
Archer-Daniels-Midland Co.	9,087	334,765
Campbell Soup Co.	2,459	100,106
ConAgra Foods, Inc.	5,814	176,397
General Mills, Inc.	8,853	424,236
Hershey Co.	2,062	190,735
Hormel Foods Corp.	1,858	78,259
J.M. Smucker Co.	1,451	152,413
Kellogg Co.	3,545	208,198
Kraft Foods Group, Inc.	8,209	430,480
McCormick & Co., Inc. (Non- Voting)	1,812	117,236
Mead Johnson Nutrition Co.	2,782	206,591
Mondelez International, Inc., Class A	24,568	771,927
Tyson Foods, Inc., Class A	3,843	108,680

		3,300,023

Household Products (0.3%)
Clorox Co.	1,801	147,178
Colgate-Palmolive Co.	12,148	720,377
Kimberly-Clark Corp.	5,283	497,764
Procter & Gamble Co.	37,760	2,854,278

		4,219,597

Personal Products (0.0%)
Avon Products, Inc.	5,949	122,549
Estee Lauder Cos., Inc., Class A	3,523	246,258

		368,807

Tobacco (0.3%)
Altria Group, Inc.	27,655	949,949
Lorillard, Inc.	5,160	231,065
Philip Morris International, Inc.	22,319	1,932,602
Reynolds American, Inc.	4,362	212,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
		$3,326,395

Total Consumer Staples		31,917,650

Energy (7.1%)
Energy Equipment & Services (1.6%)
Baker Hughes, Inc.	54,910	2,696,081
Cameron International Corp.*	3,397	198,283
Diamond Offshore Drilling, Inc.	953	59,391
Ensco plc, Class A	3,225	173,344
FMC Technologies, Inc.*	3,257	180,503
Halliburton Co.	123,563	5,949,558
Helmerich & Payne, Inc.	1,473	101,563
Nabors Industries Ltd.	3,592	57,687
National Oilwell Varco, Inc.	5,896	460,537
Noble Corp.	3,478	131,364
Rowan Cos., plc, Class A*	1,696	62,277
Schlumberger Ltd.	75,746	6,692,917
Transocean Ltd.	50,000	2,225,000
Weatherford International Ltd.*	100,000	1,533,000

		20,521,505

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	32,430	3,015,666
Apache Corp.	5,566	473,889
BP plc (ADR)	250,000	10,507,500
Cabot Oil & Gas Corp.	5,808	216,755
Callon Petroleum Co.*	125,000	683,750
Canadian Oil Sands Ltd.	250,000	4,844,425
Chesapeake Energy Corp.	55,193	1,428,395
Chevron Corp.	72,940	8,862,210
ConocoPhillips Co.	16,860	1,171,939
CONSOL Energy, Inc.	3,139	105,627
Denbury Resources, Inc.*	5,128	94,406
Devon Energy Corp.	15,259	881,360
EOG Resources, Inc.	3,755	635,646
EQT Corp.	2,080	184,538
Exxon Mobil Corp.	126,682	10,899,719
Hess Corp.	3,980	307,813
Kinder Morgan, Inc.	9,279	330,054
Marathon Oil Corp.	9,787	341,371
Marathon Petroleum Corp.	4,320	277,862
Murphy Oil Corp.	2,426	146,336
Newfield Exploration Co.*	1,853	50,717
Noble Energy, Inc.	4,949	331,632
Occidental Petroleum Corp.	11,108	1,039,042
Peabody Energy Corp.	71,718	1,237,136
Phillips 66	8,428	487,307
Pioneer Natural Resources Co.	1,909	360,419
QEP Resources, Inc.	2,483	68,754
Range Resources Corp.	2,249	170,677
Royal Dutch Shell plc (ADR), Class A	226,300	14,863,384
Southwestern Energy Co.*	4,848	176,370
Spectra Energy Corp.	59,214	2,026,895
Tesoro Corp.	1,869	82,199
Total S.A. (ADR)	35,000	2,027,200
Valero Energy Corp.	7,479	255,408
Williams Cos., Inc.	102,628	3,731,554
WPX Energy, Inc.*	2,776	53,466

		72,371,421

Total Energy		92,892,926

Financials (5.2%)
Capital Markets (0.4%)
Ameriprise Financial, Inc.	2,730	248,648
Bank of New York Mellon Corp.	15,869	479,085
BlackRock, Inc.	6,936	1,877,020
Charles Schwab Corp.	15,937	336,908
E*TRADE Financial Corp.*	3,949	65,158
Franklin Resources, Inc.	5,609	283,535
Goldman Sachs Group, Inc.	5,760	911,290
Invesco Ltd.	6,122	195,292
Legg Mason, Inc.	1,503	50,260
Morgan Stanley	19,167	516,551
Northern Trust Corp.	3,109	169,099
State Street Corp.	6,152	404,494
T. Rowe Price Group, Inc.	3,585	257,869

		5,795,209

Commercial Banks (1.7%)
Barclays plc	300,000	1,289,454
BB&T Corp.	9,700	327,375
Comerica, Inc.	2,550	100,240
Fifth Third Bancorp	12,221	220,467
HSBC Holdings plc	500,000	5,418,458
Huntington Bancshares, Inc./Ohio	11,517	95,130
KeyCorp	12,582	143,435
M&T Bank Corp.	1,792	200,561
PNC Financial Services Group, Inc.	7,326	530,769
Regions Financial Corp.	19,266	178,403
SunTrust Banks, Inc.	7,420	240,556
U.S. Bancorp/Minnesota	25,365	927,852
Wells Fargo & Co.	287,002	11,858,923
Zions Bancorp	2,531	69,400

		21,601,023

Consumer Finance (0.2%)
American Express Co.	12,795	966,278
Capital One Financial Corp.	8,068	554,594
Discover Financial Services	6,674	337,304
SLM Corp.	6,022	149,948

		2,008,124

Diversified Financial Services (1.7%)
Bank of America Corp.	598,139	8,254,318
Citigroup, Inc.	41,926	2,033,830
CME Group, Inc./Illinois	4,330	319,900
IntercontinentalExchange, Inc.*	1,001	181,602
JPMorgan Chase & Co.	201,904	10,436,418
Leucadia National Corp.	4,315	117,541
McGraw Hill Financial, Inc.	3,792	248,717
Moody’s Corp.	2,676	188,203
NASDAQ OMX Group, Inc.	1,606	51,537
NYSE Euronext	3,351	140,675

		21,972,741

Insurance (0.8%)
ACE Ltd.	4,684	438,235
Aflac, Inc.	6,420	397,976
Allstate Corp.	6,394	323,217
American International Group, Inc.	20,353	989,766
Aon plc	4,241	315,700
Assurant, Inc.	1,037	56,102
Berkshire Hathaway, Inc., Class B*	24,819	2,817,205
Chubb Corp.	3,525	314,642
Cincinnati Financial Corp.	2,019	95,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Genworth Financial, Inc., Class A*	6,776	$86,665
Hartford Financial Services Group, Inc.	6,277	195,340
Lincoln National Corp.	3,651	153,305
Loews Corp.	4,219	197,196
Marsh & McLennan Cos., Inc.	7,579	330,065
MetLife, Inc.	33,014	1,550,007
Principal Financial Group, Inc.	3,788	162,202
Progressive Corp.	7,646	208,201
Prudential Financial, Inc.	6,416	500,320
QBE Insurance Group Ltd.	35,522	486,141
Torchmark Corp.	1,268	91,740
Travelers Cos., Inc.	5,152	436,735
Unum Group	3,638	110,741
XL Group plc	3,952	121,801

		10,378,518

Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp. (REIT)	5,445	403,638
Apartment Investment & Management Co. (REIT), Class A	2,022	56,495
AvalonBay Communities, Inc. (REIT)	1,674	212,749
Boston Properties, Inc. (REIT)	2,102	224,704
Equity Residential (REIT)	4,618	247,386
HCP, Inc. (REIT)	6,281	257,207
Health Care REIT, Inc. (REIT)	3,951	246,463
Host Hotels & Resorts, Inc. (REIT)	10,332	182,566
Kimco Realty Corp. (REIT)	5,648	113,977
Macerich Co. (REIT)	1,935	109,211
Plum Creek Timber Co., Inc. (REIT)	2,251	105,414
Prologis, Inc. (REIT)	6,860	258,073
Public Storage (REIT)	1,989	319,334
Simon Property Group, Inc. (REIT)	4,280	634,424
Ventas, Inc. (REIT)	4,036	248,214
Vornado Realty Trust (REIT)	2,396	201,408
Westfield Retail Trust (REIT)	454,500	1,259,289
Weyerhaeuser Co. (REIT)	8,047	230,386

		5,310,938

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	3,831	88,611

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,490	58,734
People’s United Financial, Inc.	4,441	63,862

		122,596

Total Financials		67,277,760

Health Care (5.2%)
Biotechnology (0.4%)
Alexion Pharmaceuticals, Inc.*	2,692	312,703
Amgen, Inc.	10,386	1,162,609
Biogen Idec, Inc.*	3,276	788,730
Celgene Corp.*	5,672	873,091
Gilead Sciences, Inc.*	21,102	1,326,050
Regeneron Pharmaceuticals, Inc.*	1,075	336,335
Vertex Pharmaceuticals, Inc.*	3,208	243,230

		5,042,748

Health Care Equipment & Supplies (0.3%)
Abbott Laboratories	21,433	711,361
Baxter International, Inc.	7,482	491,493
Becton, Dickinson and Co.	2,674	267,453
Boston Scientific Corp.*	18,536	217,613
C.R. Bard, Inc.	1,090	125,568
CareFusion Corp.*	2,961	109,261
Covidien plc	6,346	386,725
DENTSPLY International, Inc.	1,962	85,170
Edwards Lifesciences Corp.*	1,552	108,066
Intuitive Surgical, Inc.*	548	206,196
Medtronic, Inc.	13,757	732,560
St. Jude Medical, Inc.	3,957	212,254
Stryker Corp.	4,064	274,686
Varian Medical Systems, Inc.*	1,481	110,675
Zimmer Holdings, Inc.	2,336	191,879

		4,230,960

Health Care Providers & Services (0.3%)
Aetna, Inc.	5,133	328,615
AmerisourceBergen Corp.	3,179	194,237
Cardinal Health, Inc.	4,684	244,270
Cigna Corp.	3,902	299,908
DaVita HealthCare Partners, Inc.*	2,430	138,267
Express Scripts Holding Co.*	11,225	693,480
Humana, Inc.	2,157	201,313
Laboratory Corp. of America Holdings*	1,244	123,330
McKesson Corp.	3,151	404,273
Patterson Cos., Inc.	1,148	46,150
Quest Diagnostics, Inc.	2,097	129,574
Tenet Healthcare Corp.*	1,406	57,913
UnitedHealth Group, Inc.	14,021	1,004,044
WellPoint, Inc.	4,123	344,724

		4,210,098

Health Care Technology (0.0%)
Cerner Corp.*	4,065	213,616

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	4,565	233,956
Life Technologies Corp.*	2,384	178,395
PerkinElmer, Inc.	1,540	58,135
Thermo Fisher Scientific, Inc.	4,969	457,893
Waters Corp.*	1,174	124,691

		1,053,070

Pharmaceuticals (4.1%)
AbbVie, Inc.	21,856	977,619
Actavis, Inc.*	2,389	344,016
Allergan, Inc.	4,093	370,212
Bristol-Myers Squibb Co.	22,696	1,050,371
Eli Lilly and Co.	13,668	687,910
Forest Laboratories, Inc.*	3,253	139,196
Hospira, Inc.*	2,291	89,853
Johnson & Johnson	116,554	10,104,066
Merck & Co., Inc.	315,153	15,004,434
Mylan, Inc.*	5,272	201,232
Perrigo Co.	1,296	159,900
Pfizer, Inc.	366,287	10,516,100
Roche Holding AG	33,700	9,088,771
Sanofi S.A. (ADR)	75,000	3,797,250
Zoetis, Inc.	6,889	214,386

		52,745,316

Total Health Care		67,495,808

Industrials (3.6%)
Aerospace & Defense (0.9%)
Boeing Co.	9,569	1,124,357

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
General Dynamics Corp.	4,576	$400,492
Honeywell International, Inc.	10,820	898,493
L-3 Communications Holdings, Inc.	1,234	116,613
Lockheed Martin Corp.	33,716	4,300,476
Northrop Grumman Corp.	3,175	302,451
Precision Castparts Corp.	2,007	456,071
Raytheon Co.	37,549	2,893,901
Rockwell Collins, Inc.	1,861	126,287
Textron, Inc.	3,862	106,630
United Technologies Corp.	11,644	1,255,456

		11,981,227

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,194	130,675
CEVA Holdings LLC*	1,065	905,131
Expeditors International of Washington, Inc.	2,836	124,954
FedEx Corp.	4,096	467,394
United Parcel Service, Inc., Class B	9,960	910,045

		2,538,199

Airlines (0.0%)
Delta Air Lines, Inc.	11,822	278,881
Southwest Airlines Co.	9,751	141,974

		420,855

Building Products (0.0%)
Masco Corp.	4,929	104,889

Commercial Services & Supplies (0.6%)
ADT Corp.*	2,762	112,303
Cintas Corp.	1,421	72,755
Iron Mountain, Inc.	2,349	63,470
Pitney Bowes, Inc.	2,766	50,314
Republic Services, Inc.	73,250	2,443,620
Stericycle, Inc.*	1,190	137,326
Tyco International Ltd.	6,379	223,137
Waste Management, Inc.	98,516	4,062,800

		7,165,725

Construction & Engineering (0.0%)
Fluor Corp.	2,248	159,518
Jacobs Engineering Group, Inc.*	1,809	105,248
Quanta Services, Inc.*	2,945	81,017

		345,783

Electrical Equipment (0.1%)
AMETEK, Inc.	3,364	154,811
Eaton Corp. plc	6,532	449,663
Emerson Electric Co.	9,855	637,619
Rockwell Automation, Inc.	1,910	204,255
Roper Industries, Inc.	1,367	181,633

		1,627,981

Industrial Conglomerates (1.2%)
3M Co.	8,952	1,068,958
Danaher Corp.	8,245	571,543
General Electric Co.	566,421	13,531,798

		15,172,299

Machinery (0.4%)
Caterpillar, Inc.	24,874	2,073,745
Cummins, Inc.	2,402	319,154
Deere & Co.	5,281	429,821
Dover Corp.	2,355	211,550
Flowserve Corp.	1,942	121,161
Illinois Tool Works, Inc.	5,684	433,519
Ingersoll-Rand plc	3,735	242,551
Joy Global, Inc.	1,463	74,672
PACCAR, Inc.	4,873	271,231
Pall Corp.	1,536	118,333
Parker Hannifin Corp.	2,060	223,963
Pentair Ltd. (Registered)	2,749	178,520
Snap-on, Inc.	801	79,699
Stanley Black & Decker, Inc.	2,209	200,069
Xylem, Inc.	2,533	70,747

		5,048,735

Professional Services (0.0%)
Dun & Bradstreet Corp.	537	55,768
Equifax, Inc.	1,671	100,009
Nielsen Holdings N.V.	2,959	107,856
Robert Half International, Inc.	1,908	74,469

		338,102

Road & Rail (0.2%)
CSX Corp.	14,070	362,162
Kansas City Southern	1,521	166,337
Norfolk Southern Corp.	4,304	332,914
Ryder System, Inc.	720	42,984
Union Pacific Corp.	6,397	993,710

		1,898,107

Trading Companies & Distributors (0.0%)
Fastenal Co.	3,763	189,091
W.W. Grainger, Inc.	852	222,977

		412,068

Total Industrials		47,053,970

Information Technology (4.6%)
Communications Equipment (0.5%)
Cisco Systems, Inc.	191,618	4,487,694
F5 Networks, Inc.*	1,079	92,535
Harris Corp.	1,478	87,645
JDS Uniphase Corp.*	3,242	47,690
Juniper Networks, Inc.*	6,969	138,404
Motorola Solutions, Inc.	3,266	193,935
QUALCOMM, Inc.	23,655	1,593,401

		6,641,304

Computers & Peripherals (1.0%)
Apple, Inc.	21,526	10,262,521
Dell, Inc.	20,207	278,250
EMC Corp.	28,698	733,521
Hewlett-Packard Co.	26,504	556,054
NetApp, Inc.	4,694	200,058
SanDisk Corp.	3,318	197,454
Seagate Technology plc	4,285	187,426
Western Digital Corp.	2,911	184,558

		12,599,842

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp., Class A	2,198	170,081
Corning, Inc.	20,149	293,974
FLIR Systems, Inc.	1,952	61,293
Jabil Circuit, Inc.	2,551	55,306
Molex, Inc.	1,907	73,457
TE Connectivity Ltd.	5,700	295,146

		949,257

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	2,455	126,923
eBay, Inc.*	16,062	896,099
Google, Inc., Class A*	3,857	3,378,385
VeriSign, Inc.*	1,865	94,910
Yahoo!, Inc.*	13,082	433,799

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
		$4,930,116

IT Services (0.6%)
Accenture plc, Class A	8,894	654,954
Automatic Data Processing, Inc.	6,660	482,051
Cognizant Technology Solutions Corp., Class A*	4,158	341,455
Computer Sciences Corp.	2,040	105,550
Fidelity National Information Services, Inc.	4,027	187,014
Fiserv, Inc.*	1,796	181,486
International Business Machines Corp.	14,198	2,629,186
Mastercard, Inc., Class A	1,431	962,748
Paychex, Inc.	4,491	182,514
Teradata Corp.*	2,249	124,684
Total System Services, Inc.	2,293	67,460
Visa, Inc., Class A	7,116	1,359,867
Western Union Co.	7,615	142,096

		7,421,065

Office Electronics (0.0%)
Xerox Corp.	15,993	164,568

Semiconductors & Semiconductor Equipment (1.2%)
Altera Corp.	4,397	163,393
Analog Devices, Inc.	4,280	201,374
Applied Materials, Inc.	16,544	290,182
Broadcom Corp., Class A	64,878	1,687,477
First Solar, Inc.*	952	38,280
Intel Corp.	409,285	9,380,812
KLA-Tencor Corp.	2,287	139,164
Lam Research Corp.*	2,250	115,177
Linear Technology Corp.	3,201	126,952
LSI Corp.	7,533	58,908
Microchip Technology, Inc.	2,714	109,347
Micron Technology, Inc.*	14,309	249,978
NVIDIA Corp.	7,939	123,531
Teradyne, Inc.*	2,649	43,761
Texas Instruments, Inc.	73,188	2,947,281
Xilinx, Inc.	3,668	171,882

		15,847,499

Software (0.8%)
Adobe Systems, Inc.*	6,444	334,701
Autodesk, Inc.*	3,068	126,310
CA, Inc.	4,518	134,049
Citrix Systems, Inc.*	2,584	182,456
Electronic Arts, Inc.*	4,222	107,872
Intuit, Inc.	4,092	271,341
Microsoft Corp.	193,511	6,445,852
Oracle Corp.	78,070	2,589,582
Red Hat, Inc.*	2,610	120,425
Salesforce.com, Inc.*	7,557	392,284
Symantec Corp.	9,631	238,367

		10,943,239

Total Information Technology		59,496,890

Materials (5.2%)
Chemicals (2.7%)
Agrium, Inc.	55,000	4,621,650
Air Products and Chemicals, Inc.	2,889	307,881
Airgas, Inc.	907	96,187
CF Industries Holdings, Inc.	791	166,766
Dow Chemical Co.	276,482	10,616,909
E.I. du Pont de Nemours & Co.	105,830	6,197,405
Eastman Chemical Co.	2,134	166,239
Ecolab, Inc.	3,738	369,165
FMC Corp.	1,874	134,403
International Flavors & Fragrances, Inc.	1,126	92,670
LyondellBasell Industries N.V., Class A	106,395	7,791,306
Monsanto Co.	7,349	767,015
Mosaic Co.	50,593	2,176,511
PPG Industries, Inc.	1,971	329,275
Praxair, Inc.	4,062	488,293
Sherwin-Williams Co.	1,202	218,980
Sigma-Aldrich Corp.	1,662	141,769

		34,682,424

Construction Materials (0.0%)
Vulcan Materials Co.	1,787	92,584

Containers & Packaging (0.0%)
Avery Dennison Corp.	1,352	58,839
Ball Corp.	2,005	89,984
Bemis Co., Inc.	1,423	55,511
MeadWestvaco Corp.	2,436	93,494
Owens-Illinois, Inc.*	2,266	68,025
Sealed Air Corp.	2,704	73,522

		439,375

Metals & Mining (2.5%)
Alcoa, Inc.	14,685	119,242
Allegheny Technologies, Inc.	1,499	45,749
AngloGold Ashanti Ltd. (ADR)	22,988	305,281
Barrick Gold Corp.	129,600	2,413,152
BHP Billiton plc	257,100	7,575,189
Cliffs Natural Resources, Inc.	2,134	43,747
Freeport-McMoRan Copper & Gold, Inc.	233,294	7,717,366
Goldcorp, Inc.	85,100	2,213,451
Newmont Mining Corp.	134,655	3,783,805
Nucor Corp.	4,381	214,757
Rio Tinto plc (ADR)	175,100	8,537,876
United States Steel Corp.	2,008	41,345

		33,010,960

Paper & Forest Products (0.0%)
International Paper Co.	6,146	275,341

Total Materials		68,500,684

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	298,233	10,086,240
CenturyLink, Inc.	8,288	260,077
Frontier Communications Corp.	93,633	390,450
Telstra Corp., Ltd.	800,000	3,709,210
Verizon Communications, Inc.	39,453	1,840,877
Vivendi S.A.	9,966	229,270
Windstream Holdings, Inc.	8,142	65,136

		16,581,260

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp.*	4,045	295,407
Vodafone Group plc	1,999,000	6,990,151

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of	Value
	Shares	(Note 1)
		$7,285,558

Total Telecommunication Services		23,866,818

Utilities (6.5%)
Electric Utilities (3.7%)
American Electric Power Co., Inc.	106,716	4,626,139
Duke Energy Corp.	137,224	9,163,819
Edison International	4,492	206,902
Entergy Corp.	62,453	3,946,405
Exelon Corp.	181,816	5,389,026
FirstEnergy Corp.	85,762	3,126,025
NextEra Energy, Inc.	96,289	7,718,526
Northeast Utilities	4,335	178,819
Pepco Holdings, Inc.	3,423	63,189
Pinnacle West Capital Corp.	1,514	82,876
PPL Corp.	109,304	3,320,655
Southern Co.	147,445	6,071,785
Xcel Energy, Inc.	156,846	4,330,518

		48,224,684

Gas Utilities (0.2%)
AGL Resources, Inc.	41,631	1,916,275
ONEOK, Inc.	2,847	151,802

		2,068,077

Independent Power Producers & Energy Traders (0.3%)
AES Corp.	8,484	112,752
Dynegy, Inc.*	196,583	3,797,984
NRG Energy, Inc.	4,448	121,564

		4,032,300

Multi-Utilities (2.3%)
Ameren Corp.	3,343	116,470
CenterPoint Energy, Inc.	5,882	140,991
CMS Energy Corp.	3,656	96,226
Consolidated Edison, Inc.	4,034	222,435
Dominion Resources, Inc.	94,281	5,890,677
DTE Energy Co.	2,411	159,078
Integrys Energy Group, Inc.	1,089	60,864
NiSource, Inc.	4,312	133,198
PG&E Corp.	189,336	7,747,629
Public Service Enterprise Group, Inc.	171,972	5,663,038
SCANA Corp.	1,921	88,443
Sempra Energy	83,130	7,115,928
TECO Energy, Inc.	152,838	2,527,940
Wisconsin Energy Corp.	3,147	127,076

		30,089,993

Total Utilities		84,415,054

Total Common Stocks (43.6%) (Cost $457,803,534)		569,462,971

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Automobiles (0.1%)
General Motors Co., Class A, expiring 7/10/16*	18,532	489,616
General Motors Co., Class B, expiring 7/10/19*	18,532	344,695

		834,311

Total Consumer Discretionary		834,311

Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., expiring 10/2/17*	13,973	18,863

Total Utilities		18,863

Total Warrants (0.1%) (Cost $663,552)		853,174

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.4%)
Federal Farm Credit Bank 0.05%, 10/1/13 (o)(p)	$5,875,000	5,874,991

Total Short-Term Investments (0.4%) (Cost $5,875,000)		5,874,991

Total Investments (88.3%) (Cost $1,034,015,463)		1,153,054,795

Other Assets Less Liabilities (11.7%)		152,859,843

Net Assets (100%)		$1,305,914,638

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $86,128,592 or 6.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2013.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,592	December-13	$133,398,715	$133,274,280	$(124,435)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$26,545,411	$—	$—	$26,545,411
Consumer Staples	31,917,650	—	—	31,917,650
Energy	92,892,926	—	—	92,892,926
Financials	58,824,418	8,453,342	—	67,277,760
Health Care	58,407,037	9,088,771	—	67,495,808
Industrials	46,148,839	—	905,131	47,053,970
Information Technology	59,496,890	—	—	59,496,890
Materials	60,925,495	7,575,189	—	68,500,684
Telecommunication Services	12,938,187	10,928,631	—	23,866,818
Utilities	84,415,054	—	—	84,415,054
Convertible Bonds
Materials	—	2,745,047	—	2,745,047
Convertible Preferred Stocks
Consumer Discretionary	1,479,425	—	—	1,479,425
Energy	—	5,198,750	—	5,198,750
Financials	20,859,930	1,460,000	—	22,319,930
Utilities	1,334,875	—	—	1,334,875
Corporate Bonds
Consumer Discretionary	—	45,519,752	—	45,519,752
Consumer Staples	—	21,350,269	—	21,350,269
Energy	—	55,289,283	—	55,289,283
Financials	—	60,183,287	—	60,183,287
Health Care	—	27,883,184	—	27,883,184
Industrials	—	13,391,784	1,753,500	15,145,284
Information Technology	—	40,895,249	—	40,895,249
Materials	—	18,784,549	—	18,784,549
Telecommunication Services	—	28,953,148	—	28,953,148
Utilities	—	18,069,192	—	18,069,192
Government Securities
Foreign Governments	—	6,674,145	—	6,674,145
Municipal Bonds	—	519,542	—	519,542
Supranational	—	5,428,790	—	5,428,790
U.S. Government Agencies	—	23,651,429	—	23,651,429
U.S. Treasuries	—	165,185,942	—	165,185,942
Preferred Stocks
Consumer Discretionary	—	—	2,000	2,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$5,158,409	$3,865,953	$—	$9,024,362
Industrials	—	—	1,226,225	1,226,225
Short-Term Investments	—	5,874,991	—	5,874,991
Warrants
Consumer Discretionary	834,311	—	—	834,311
Utilities	18,863	—	—	18,863

Total Assets	$562,197,720	$586,970,219	$3,886,856	$1,153,054,795

Liabilities:
Futures	$(124,435)	$—	$—	$(124,435)

Total Liabilities	$(124,435)	$—	$—	$(124,435)

Total	$562,073,285	$586,970,219	$3,886,856	$1,152,930,360

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$171,118,869
Long-term U.S. government debt securities	39,142,630

$210,261,499

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$122,839,363
Long-term U.S. government debt securities	35,609,245

$158,448,608

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,718,055
Aggregate gross unrealized depreciation	(72,176,702)

Net unrealized appreciation	$117,541,353

Federal income tax cost of investments	$1,035,513,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Auto Components (0.0%)
Cooper Tire & Rubber Co.	2,300	$70,840

Diversified Consumer Services (1.9%)
Ascent Capital Group, Inc., Class A*	2,500	201,550
Corinthian Colleges, Inc.*	33,000	72,270
Stewart Enterprises, Inc., Class A	400,000	5,256,000

		5,529,820

Hotels, Restaurants & Leisure (3.0%)
Dover Motorsports, Inc.	60,016	144,638
Ladbrokes plc	20,000	54,784
Orient-Express Hotels Ltd., Class A*	7,000	90,860
SHFL Entertainment, Inc.*	195,000	4,485,000
WMS Industries, Inc.*	150,000	3,892,500

		8,667,782

Household Durables (0.1%)
Harman International Industries, Inc.	3,000	198,690
Nobility Homes, Inc.*	4,500	41,625

		240,315

Media (9.4%)
ACME Communications, Inc.	38,000	2,660
AMC Networks, Inc., Class A*	17,000	1,164,160
Beasley Broadcasting Group, Inc., Class A	45,000	391,050
Belo Corp., Class A	320,000	4,384,000
British Sky Broadcasting Group plc	75,000	1,056,332
Cablevision Systems Corp. - New York Group, Class A	40,000	673,600
Clear Channel Outdoor Holdings, Inc., Class A*	242,000	1,984,400
Crown Media Holdings, Inc., Class A*	28,000	86,240
DISH Network Corp., Class A	15,000	675,150
Kabel Deutschland Holding AG*	75,000	8,817,200
Liberty Global plc*	5,000	377,150
Liberty Global plc, Class A*	5,000	396,750
Liberty Media Corp., Class A*	1,600	235,440
LIN Media LLC, Class A*	8,000	162,320
Loral Space & Communications, Inc.	4,500	304,785
Media General, Inc., Class A*	92,000	1,311,920
Salem Communications Corp., Class A	24,500	202,860
Telenet Group Holding N.V.	100,000	4,979,164

		27,205,181

Multiline Retail (2.5%)
Macy’s, Inc.	1,000	43,270
Saks, Inc.*	450,000	7,173,000

		7,216,270

Specialty Retail (0.4%)
Best Buy Co., Inc.	3,000	112,500
PEP Boys-Manny, Moe & Jack*	100,000	1,247,000

		1,359,500

Textiles, Apparel & Luxury Goods (0.8%)
Maidenform Brands, Inc.*	97,291	2,285,366

Total Consumer Discretionary		52,575,074

Consumer Staples (10.2%)
Beverages (0.5%)
Beam, Inc.	23,500	1,519,275

Food & Staples Retailing (4.3%)
Harris Teeter Supermarkets, Inc.	200,000	9,838,000
Nash Finch Co.	1,000	26,410
Shoppers Drug Mart Corp.	45,000	2,591,525

		12,455,935

Food Products (4.4%)
Dole Food Co., Inc.*	486,314	6,623,597
GrainCorp Ltd., Class A	40,000	460,852
Hillshire Brands Co.	30,000	922,200
Parmalat S.p.A.	940,000	3,148,677
Post Holdings, Inc.*	13,000	524,810
Tootsie Roll Industries, Inc.	35,000	1,078,700

		12,758,836

Household Products (0.5%)
Vinda International Holdings Ltd.	980,000	1,384,855

Personal Products (0.5%)
Avon Products, Inc.	72,000	1,483,200

Total Consumer Staples		29,602,101

Energy (0.8%)
Energy Equipment & Services (0.1%)
Rowan Cos., plc, Class A*	3,000	110,160

Oil, Gas & Consumable Fuels (0.7%)
Anadarko Petroleum Corp.	2,000	185,980
Atlas Resource Partners LP	1	21
Berry Petroleum Co., Class A	200	8,626
Dragon Oil plc	80,000	753,760
Gulf Coast Ultra Deep Royalty Trust*	475,000	1,035,500
Petrominerales Ltd.	1,500	17,038
Uranium One, Inc.*	10,000	27,668
Verenium Corp.*	5,000	19,850
WesternZagros Resources Ltd.*	40,000	37,280

		2,085,723

Total Energy		2,195,883

Financials (3.3%)
Capital Markets (0.2%)
BKF Capital Group, Inc.*	12,000	13,200
Legg Mason, Inc.	10,000	334,400
SWS Group, Inc.*	55,000	306,900

		654,500

Commercial Banks (0.8%)
First Niagara Financial Group, Inc.	75,000	777,750
Flushing Financial Corp.	49,781	918,460
Sterling Bancorp/New York	54,029	741,818

		2,438,028

Consumer Finance (0.1%)
American Express Co.	5,000	377,600

Insurance (1.1%)
American Safety Insurance Holdings Ltd.*	100,000	3,020,000

Real Estate Investment Trusts (REITs) (0.6%)
Colonial Properties Trust (REIT)	100	2,249
Ryman Hospitality Properties, Inc. (REIT)	46,042	1,588,909

		1,591,158

Thrifts & Mortgage Finance (0.5%)
Hudson City Bancorp, Inc.	160,000	1,448,000

Total Financials		9,529,286

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care (16.8%)
Biotechnology (4.9%)
Astex Pharmaceuticals, Inc.*	85,573	$725,659
Elan Corp. plc (ADR)*	75,000	1,168,500
Grifols S.A. (ADR)	23,968	725,751
Lexicon Pharmaceuticals, Inc.*	1,000	2,370
Onyx Pharmaceuticals, Inc.*	93,000	11,594,310
Trius Therapeutics, Inc.(b)*	200,000	26,000

		14,242,590

Health Care Equipment & Supplies (2.3%)
American Medical Alert Corp.(b)*†	140,898	1,409
ArthroCare Corp.*	23,000	818,340
Exactech, Inc.*	10,000	201,500
ICU Medical, Inc.*	3,200	217,376
MAKO Surgical Corp.*	100,000	2,951,000
Rochester Medical Corp.*	120,000	2,395,200

		6,584,825

Health Care Providers & Services (2.0%)
Chemed Corp.	2,500	178,750
CML HealthCare, Inc.	90,000	938,401
Rhoen-Klinikum AG	9,000	231,277
Vanguard Health Systems, Inc.*	210,000	4,412,100

		5,760,528

Health Care Technology (0.3%)
Greenway Medical Technologies*	50,000	1,032,500

Life Sciences Tools & Services (5.1%)
Illumina, Inc.*	16,000	1,293,280
Life Technologies Corp.*	175,000	13,095,250
WuXi PharmaTech Cayman, Inc. (ADR)*	16,500	452,100

		14,840,630

Pharmaceuticals (2.2%)
Adolor Corp.(b)*†	40,000	20,800
Allergan, Inc.	600	54,270
Cornerstone Therapeutics, Inc.*	20,000	188,200
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	10,000	—
Hi-Tech Pharmacal Co., Inc.	140,000	6,041,000
Omthera Pharmaceuticals, Inc.(b)*†	100	60
Optimer Pharmaceuticals, Inc.*	10,000	126,000

		6,430,330

Total Health Care		48,891,403

Industrials (6.4%)
Aerospace & Defense (0.1%)
Exelis, Inc.	22,000	345,620

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	5,000	192,100
TNT Express N.V.	105,359	961,826

		1,153,926

Building Products (0.3%)
Fortune Brands Home & Security, Inc.	20,000	832,600
Griffon Corp.	10,000	125,400

		958,000

Commercial Services & Supplies (0.2%)
TMS International Corp., Class A	30,000	523,200

Construction & Engineering (0.3%)
Michael Baker Corp.	25,000	1,011,750

Machinery (4.8%)
CIRCOR International, Inc.	6,000	373,080
Invensys plc	950,000	7,659,016
ITT Corp.	4,000	143,800
Kaydon Corp.	60,000	2,131,200
Navistar International Corp.*	58,000	2,115,840
Tennant Co.	4,000	248,000
Xylem, Inc.	41,000	1,145,130

		13,816,066

Professional Services (0.0%)
National Technical Systems, Inc.*	1,000	22,850

Trading Companies & Distributors (0.3%)
Kaman Corp.	20,000	757,200

Total Industrials		18,588,612

Information Technology (11.7%)
Computers & Peripherals (4.8%)
Dell, Inc.	1,000,000	13,770,000
Diebold, Inc.	6,000	176,160

		13,946,160

Electronic Equipment, Instruments & Components (1.5%)
Gerber Scientific, Inc. (Escrow Shares)(b)*†	320,000	—
Laird plc	24,000	85,634
Molex, Inc.	6,000	231,120
Molex, Inc., Class A	102,000	3,904,560

		4,221,314

Internet Software & Services (0.0%)
Active Network, Inc.*	8,000	114,480

IT Services (0.3%)
Lender Processing Services, Inc.	25,000	831,750

Semiconductors & Semiconductor Equipment (1.6%)
Lam Research Corp.*	21,000	1,074,990
Volterra Semiconductor Corp.*	160,000	3,680,000

		4,754,990

Software (3.5%)
Sourcefire, Inc.*	130,000	9,869,600
Stonesoft OYJ*	45,000	270,908

		10,140,508

Total Information Technology		34,009,202

Materials (1.7%)
Chemicals (0.3%)
Ferro Corp.*	12,000	109,320
Zoltek Cos., Inc.*	50,000	834,500

		943,820

Construction Materials (0.4%)
Vulcan Materials Co.	24,000	1,243,440

Containers & Packaging (0.7%)
Boise, Inc.	80,000	1,008,000
Greif, Inc., Class A	1,000	49,030
Myers Industries, Inc.	40,000	804,400

		1,861,430

Metals & Mining (0.3%)
AuRico Gold, Inc.	71,000	270,510
Camino Minerals Corp.*	4,000	136
Hoganas AB, Class B	3,400	178,287

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pan American Silver Corp.	30,000	$316,878

		765,811

Paper & Forest Products (0.0%)
Ainsworth Lumber Co. Ltd.*	1,000	3,845

Total Materials		4,818,346

Telecommunication Services (5.2%)
Diversified Telecommunication Services (0.2%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	244,717
Cincinnati Bell, Inc.*	50,000	136,000
Koninklijke (Royal) KPN N.V.*	100,000	318,596
Ziggo N.V.	1,000	40,504

		739,817

Wireless Telecommunication Services (5.0%)
Leap Wireless International, Inc.*	430,000	6,789,700
Millicom International Cellular S.A.	22,000	1,950,740
NII Holdings, Inc.*	40,000	242,800
Telephone & Data Systems, Inc.	30,000	886,500
T-Mobile US, Inc.*	70,000	1,817,900
U.S. Cellular Corp.	60,000	2,731,800

		14,419,440

Total Telecommunication Services		15,159,257

Utilities (6.7%)
Electric Utilities (3.7%)
NV Energy, Inc.	430,200	10,157,022
PNM Resources, Inc.	22,000	497,860

		10,654,882

Gas Utilities (0.9%)
National Fuel Gas Co.	40,000	2,750,400

Multi-Utilities (0.0%)
GDF Suez S.A.(b)*†	3,801	—

Water Utilities (2.1%)
Severn Trent plc	210,000	5,993,653

Total Utilities		19,398,935

Total Common Stocks (80.9%) (Cost $220,303,506)		234,768,099

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Health Care Equipment & Supplies (0.0%)
Wright Medical Group, Inc.,expiring 3/1/19*	7,000	2,485

Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20*	180,000	363,600

Total Rights (0.1%) (Cost $391,370)		366,085

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Kinder Morgan, Inc., expiring 5/25/17* (Cost $—)	20,000	99,400

Total Warrants (0.0%) (Cost $—)		99,400

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (16.2%)
U.S. Treasury Bills
0.01%, 11/7/13(p)	$17,000,000	16,999,740
0.01%, 11/21/13(p)	30,000,000	29,999,373

Total Government Securities		46,999,113

Total Short-Term Investments (16.2%) (Cost $46,997,939)		46,999,113

Total Investments (97.2%) (Cost $267,692,815)		282,232,697
Other Assets Less Liabilities (2.8%)		8,022,715

Net Assets (100%)		$290,255,412

*	Non-income producing.

†	Securities (totaling $22,269 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$37,623,309	$14,951,765	$—	$52,575,074
Consumer Staples	24,607,717	4,994,384	—	29,602,101
Energy	1,442,123	753,760	—	2,195,883
Financials	9,516,086	13,200	—	9,529,286
Health Care	48,611,857	257,277	22,269	48,891,403
Industrials	9,967,770	8,620,842	—	18,588,612
Information Technology	33,652,660	356,542	—	34,009,202
Materials	4,640,059	178,287	—	4,818,346
Telecommunication Services	14,555,440	603,817	—	15,159,257
Utilities	13,405,282	5,993,653	—	19,398,935
Rights
Health Care	366,085	—	—	366,085
Short-Term Investments	—	46,999,113	—	46,999,113
Warrants
Energy	99,400	—	—	99,400

Total Assets	$198,487,788	$83,722,640	$22,269	$282,232,697

Total Liabilities	$—	$—	$—	$—

Total	$198,487,788	$83,722,640	$22,269	$282,232,697

(a)	Securities with a market value of $15,860 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$416,758,093
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$326,963,281

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,573,539
Aggregate gross unrealized depreciation	(2,997,503)

Net unrealized appreciation	$13,576,036

Federal income tax cost of investments	$268,656,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (24.6%)
Auto Components (4.8%)
BorgWarner, Inc.	143,000	$14,498,770
Brembo S.p.A.	430,000	11,204,033
Dana Holding Corp.	930,000	21,241,200
Federal-Mogul Corp.*	1,550,623	26,034,960
Gentex Corp.	131,000	3,352,290
Modine Manufacturing Co.*	585,000	8,558,550
SORL Auto Parts, Inc.*	100,096	372,357
Spartan Motors, Inc.	290,000	1,760,300
Standard Motor Products, Inc.	140,838	4,529,350
Stoneridge, Inc.*	330,000	3,567,300
Strattec Security Corp.	141,796	5,437,877
Superior Industries International, Inc.	700,035	12,481,624
Tenneco, Inc.*	525,000	26,512,500

		139,551,111

Automobiles (0.1%)
Thor Industries, Inc.	4,000	232,160
Winnebago Industries, Inc.*	100,000	2,596,000

		2,828,160

Diversified Consumer Services (0.8%)
Ascent Capital Group, Inc., Class A*	106,000	8,545,720
Cambium Learning Group, Inc.*	200,000	308,000
Corinthian Colleges, Inc.*	500,000	1,095,000
Matthews International Corp., Class A	22,000	837,760
Outerwall, Inc.*	56,000	2,799,440
Stewart Enterprises, Inc., Class A	420,000	5,518,800
Universal Technical Institute, Inc.	425,000	5,155,250

		24,259,970

Hotels, Restaurants & Leisure (5.7%)
Biglari Holdings, Inc.*	43,290	17,864,484
Boyd Gaming Corp.*	1,300,000	18,395,000
Canterbury Park Holding Corp.‡	231,147	2,542,617
Cheesecake Factory, Inc.	574,228	25,237,321
Churchill Downs, Inc.	363,641	31,462,219
Cracker Barrel Old Country Store, Inc.	7,887	814,254
Denny’s Corp.*	440,000	2,692,800
Dover Downs Gaming & Entertainment, Inc.	99,000	134,640
Dover Motorsports, Inc.	530,000	1,277,300
Dunkin’ Brands Group, Inc.	2,500	113,150
Famous Dave’s Of America, Inc.*	40,000	646,000
International Speedway Corp., Class A	75,000	2,422,500
Krispy Kreme Doughnuts, Inc.*	225,000	4,351,500
Lakes Entertainment, Inc.*	65,000	269,100
Las Vegas Sands Corp.	234,000	15,542,280
Marcus Corp.	630,014	9,154,104
Morgans Hotel Group Co.*	220,000	1,691,800
Nathan’s Famous, Inc.*	145,000	7,653,100
Orient-Express Hotels Ltd., Class A*	340,000	4,413,200
Penn National Gaming, Inc.*	44,000	2,435,840
Pinnacle Entertainment, Inc.*	505,000	12,650,250
SHFL Entertainment, Inc.*	100,000	2,300,000
Speedway Motorsports, Inc.	54,000	966,600
Wendy’s Co.	113,000	958,240

		165,988,299

Household Durables (1.2%)
Bassett Furniture Industries, Inc.	60,000	971,400
Blyth, Inc.	100,000	1,383,000
Cavco Industries, Inc.*	153,060	8,716,767
Harman International Industries, Inc.	153,000	10,133,190
La-Z-Boy, Inc.	350,000	7,948,500
Lennar Corp., Class A	10,000	354,000
Lennar Corp., Class B	55,000	1,575,750
Nobility Homes, Inc.*	87,954	813,574
Skyline Corp.*	252,000	1,252,440

		33,148,621

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	625,000	3,081,250
Liberty Ventures*	12,000	1,058,040
Nutrisystem, Inc.	74,000	1,064,120

		5,203,410

Leisure Equipment & Products (0.3%)
Brunswick Corp.	60,000	2,394,600
Marine Products Corp.	412,069	3,741,587
Polaris Industries, Inc.	4,000	516,720
Universal Entertainment Corp.	85,000	1,808,179

		8,461,086

Media (5.7%)
ACME Communications, Inc.	305,000	21,350
AMC Networks, Inc., Class A*	80,000	5,478,400
Beasley Broadcasting Group, Inc., Class A‡	541,047	4,701,698
Belo Corp., Class A	200,000	2,740,000
Cablevision Systems Corp. - New York Group, Class A	310,000	5,220,400
Carmike Cinemas, Inc.*	71,000	1,567,680
Clear Channel Outdoor Holdings, Inc., Class A*	280,071	2,296,582
Crown Media Holdings, Inc., Class A*	260,000	800,800
Cumulus Media, Inc., Class A*	5	27
Discovery Communications, Inc., Class A*	11,000	928,620
Discovery Communications, Inc., Class C*	11,000	859,320
DISH Network Corp., Class A	15,000	675,150
Emmis Communications Corp., Class A*	90,000	242,100
EW Scripps Co., Class A*	365,000	6,697,750
Global Sources Ltd.*	350,021	2,597,156
Gray Television, Inc.*	780,000	6,123,000
Grupo Televisa S.A.B. (ADR)	110,000	3,074,500
Il Sole 24 Ore S.p.A.*	420,000	310,236
Imax Corp.*	40,000	1,209,600
Interpublic Group of Cos., Inc.	890,000	15,290,200
Journal Communications, Inc., Class A*	1,200,000	10,260,000
LIN Media LLC, Class A*	430,000	8,724,700
Live Nation Entertainment, Inc.*	1,285,000	23,836,750
Loral Space & Communications, Inc.	13,000	880,490
Madison Square Garden Co., Class A*	566,000	32,867,620
Media General, Inc., Class A*	1,035,000	14,759,100
Meredith Corp.	60,000	2,857,200
Salem Communications Corp., Class A	660,000	5,464,800
Sinclair Broadcast Group, Inc., Class A	187,000	6,268,240

		166,753,469

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	600,000	$6,330,000

Specialty Retail (5.2%)
Aaron’s, Inc.	265,050	7,341,885
AutoNation, Inc.*	430,000	22,433,100
Barnes & Noble, Inc.*	62,000	802,280
Bed Bath & Beyond, Inc.*	98,000	7,581,280
Big 5 Sporting Goods Corp.	260,000	4,180,800
Bowlin Travel Centers, Inc.*	76,000	100,320
Coldwater Creek, Inc.*	75,000	129,000
Monro Muffler Brake, Inc.	65,000	3,021,850
Murphy USA, Inc.*	10,000	403,900
O’Reilly Automotive, Inc.*	281,500	35,916,585
Penske Automotive Group, Inc.	485,000	20,724,050
PEP Boys-Manny, Moe & Jack*	1,000,000	12,470,000
Pier 1 Imports, Inc.	384,000	7,495,680
Sally Beauty Holdings, Inc.*	519,000	13,577,040
Tractor Supply Co.	216,000	14,508,720
Winmark Corp.	2,000	147,420

		150,833,910

Textiles, Apparel & Luxury Goods (0.4%)
Hanesbrands, Inc.	105,000	6,542,550
Movado Group, Inc.	63,000	2,756,250
Wolverine World Wide, Inc.	25,000	1,455,750

		10,754,550

Total Consumer Discretionary		714,112,586

Consumer Staples (7.6%)
Beverages (0.8%)
Boston Beer Co., Inc., Class A*	64,000	15,629,440
Brown-Forman Corp., Class A	45,000	2,978,100
Brown-Forman Corp., Class B	4,537	309,106
Crimson Wine Group Ltd.*	170,491	1,628,189
Davide Campari-Milano S.p.A.	335,000	2,905,042

		23,449,877

Food & Staples Retailing (2.0%)
Casey’s General Stores, Inc.	297,000	21,829,500
Ingles Markets, Inc., Class A‡	808,625	23,231,796
United Natural Foods, Inc.*	90,000	6,049,800
Village Super Market, Inc., Class A	99,087	3,767,288
Weis Markets, Inc.	66,500	3,254,510

		58,132,894

Food Products (3.7%)
Boulder Brands, Inc.*	580,029	9,303,665
Dean Foods Co.*	35,000	675,500
Diamond Foods, Inc.*	310,000	7,309,800
Dole Food Co., Inc.*	300,000	4,086,000
Farmer Bros Co.*	50,031	753,467
Flowers Foods, Inc.	60,000	1,286,400
Griffin Land & Nurseries, Inc.‡	310,067	9,953,151
Hain Celestial Group, Inc.*	208,500	16,079,520
Ingredion, Inc.	100,000	6,617,000
J&J Snack Foods Corp.	48,000	3,874,560
John B. Sanfilippo & Son, Inc.	20,000	463,800
Lifeway Foods, Inc.	220,000	2,972,200
Post Holdings, Inc.*	200,000	8,074,000
Rock Field Co., Ltd.	200,000	3,955,440
Snyders-Lance, Inc.	617,449	17,813,404
Tootsie Roll Industries, Inc.	397,000	12,235,540
WhiteWave Foods Co., Class A*	43,347	865,639

		106,319,086

Household Products (0.9%)
Church & Dwight Co., Inc.	77,000	4,623,850
Energizer Holdings, Inc.	30,000	2,734,500
Katy Industries, Inc.*‡	462,000	305,336
Oil-Dri Corp. of America‡	451,000	15,216,740
WD-40 Co.	44,000	2,855,600

		25,736,026

Personal Products (0.2%)
Elizabeth Arden, Inc.*	62,000	2,289,040
Revlon, Inc., Class A*	22,000	610,940
United-Guardian, Inc.	146,300	3,710,168

		6,610,148

Total Consumer Staples		220,248,031

Energy (2.3%)
Energy Equipment & Services (2.3%)
Key Energy Services, Inc.*	93,000	677,970
Oceaneering International, Inc.	120,000	9,748,800
Rowan Cos., plc, Class A*	215,000	7,894,800
RPC, Inc.	2,485,000	38,442,950
Steel Excel, Inc.*	300,000	8,808,000

		65,572,520

Oil, Gas & Consumable Fuels (0.0%)
Black Ridge Oil and Gas, Inc.*	45,503	36,402
Clean Energy Fuels Corp.*	11,000	140,580

		176,982

Total Energy		65,749,502

Financials (4.6%)
Capital Markets (2.1%)
BKF Capital Group, Inc.*	66,000	72,600
Calamos Asset Management, Inc., Class A	125,000	1,248,750
Charles Schwab Corp.	118,000	2,494,520
Cohen & Steers, Inc.	445,068	15,715,351
GAM Holding AG*	265,000	4,791,010
Janus Capital Group, Inc.	1,500,000	12,765,000
KKR & Co. L.P	150,000	3,087,000
Legg Mason, Inc.	50,000	1,672,000
Medallion Financial Corp.	80,000	1,190,400
Pzena Investment Management, Inc., Class A	20,056	135,980
SWS Group, Inc.*	435,000	2,427,300
Waddell & Reed Financial, Inc., Class A	265,000	13,642,200
Wright Investors Service Holdings, Inc.*	262,000	537,100

		59,779,211

Commercial Banks (1.2%)
BBCN Bancorp, Inc.	575,000	7,912,000
Fidelity Southern Corp.	29,358	450,352
First Niagara Financial Group, Inc.	725,000	7,518,250
FirstMerit Corp.	100,000	2,171,000
Flushing Financial Corp.	461,236	8,509,804
Hudson Valley Holding Corp.	120,000	2,253,600
Sterling Bancorp/New York	380,018	5,217,647

		34,032,653

Insurance (0.1%)
Alleghany Corp.*	3,295	1,349,797
Argo Group International Holdings Ltd.	60,500	2,594,240

		3,944,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (0.8%)
Gyrodyne Co. of America, Inc. (REIT)	2,200	$164,780
Ryman Hospitality Properties, Inc. (REIT)	700,020	24,157,690

		24,322,470

Real Estate Management & Development (0.4%)
Capital Properties, Inc., Class A	24,900	199,200
St. Joe Co.*	365,000	7,161,300
Tejon Ranch Co.*	161,033	4,966,258

		12,326,758

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial, Inc.	12,500	155,375
Crazy Woman Creek Bancorp, Inc.*	13,900	151,510

		306,885

Total Financials		134,712,014

Health Care (5.1%)
Biotechnology (0.3%)
Cepheid, Inc.*	212,000	8,276,480
Lexicon Pharmaceuticals, Inc.*	100,000	237,000

		8,513,480

Health Care Equipment & Supplies (2.9%)
Alere, Inc.*	10,000	305,700
Align Technology, Inc.*	30,000	1,443,600
AngioDynamics, Inc.*	110,000	1,452,000
ArthroCare Corp.*	165,000	5,870,700
Biolase, Inc.*	95,479	182,365
Cantel Medical Corp.	186,036	5,925,246
CONMED Corp.	80,000	2,719,200
Cooper Cos., Inc.	34,500	4,474,305
Cutera, Inc.*	610,000	5,429,000
Cynosure, Inc., Class A*	20,000	456,200
DexCom, Inc.*	55,000	1,552,650
Exactech, Inc.*	275,038	5,542,016
Greatbatch, Inc.*	140,000	4,764,200
ICU Medical, Inc.*	18,833	1,279,326
MAKO Surgical Corp.*	155,000	4,574,050
Meridian Bioscience, Inc.	90,000	2,128,500
Neogen Corp.*	11,000	667,920
NuVasive, Inc.*	75,000	1,836,750
Orthofix International N.V.*	55,000	1,147,300
Quidel Corp.*	550,091	15,622,584
Rochester Medical Corp.*	180,000	3,592,800
STERIS Corp.	120,000	5,155,200
Syneron Medical Ltd.*	24,000	206,880
Vascular Solutions, Inc.*	225,000	3,780,000
Wright Medical Group, Inc.*	210,000	5,476,800

		85,585,292

Health Care Providers & Services (1.6%)
Bio-Reference Labs, Inc.*	28,000	836,640
Chemed Corp.	287,000	20,520,500
Gentiva Health Services, Inc.*	800,000	9,632,000
Henry Schein, Inc.*	10,000	1,037,000
MWI Veterinary Supply, Inc.*	30,000	4,480,800
Owens & Minor, Inc.	189,579	6,557,538
Patterson Cos., Inc.	55,000	2,211,000

		45,275,478

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	24,000	2,821,440
Life Technologies Corp.*	35,000	2,619,050

		5,440,490

Pharmaceuticals (0.1%)
Allergan, Inc.	33,000	2,984,850
Heska Corp.*	55,035	329,660
Pain Therapeutics, Inc.*	250,000	680,000

		3,994,510

Total Health Care		148,809,250

Industrials (26.3%)
Aerospace & Defense (3.8%)
AAR Corp.	75,000	2,049,750
Astronics Corp.*	10,000	497,100
Astronics Corp., Class B*	5,640	281,267
Curtiss-Wright Corp.	835,000	39,211,600
Ducommun, Inc.*	69,320	1,988,098
GenCorp, Inc.*	1,581,549	25,352,230
HEICO Corp.	50,000	3,387,000
Innovative Solutions & Support, Inc.	88,000	700,480
Moog, Inc., Class A*	60,000	3,520,200
Moog, Inc., Class B*	30,900	1,805,178
Precision Castparts Corp.	100,000	22,724,000
Textron, Inc.	287,000	7,924,070

		109,440,973

Air Freight & Logistics (0.6%)
Park-Ohio Holdings Corp.*	496,000	19,056,320

Building Products (0.7%)
A.O. Smith Corp.	40,000	1,808,000
Fortune Brands Home & Security, Inc.	20,000	832,600
Griffon Corp.	1,320,000	16,552,800
Nortek, Inc.*	7,300	501,583

		19,694,983

Commercial Services & Supplies (2.8%)
ACCO Brands Corp.*	185,000	1,228,400
ADT Corp.*	66,500	2,703,890
Brink’s Co.	565,000	15,989,500
Casella Waste Systems, Inc., Class A*	175,081	1,006,716
CECO Environmental Corp.	26,765	376,854
Covanta Holding Corp.	220,000	4,703,600
KAR Auction Services, Inc.	440,000	12,412,400
Loomis AB, Class B	340,000	7,485,957
McGrath RentCorp	24,000	856,800
Republic Services, Inc.	390,000	13,010,400
Rollins, Inc.	650,000	17,231,500
Tyco International Ltd.	133,000	4,652,340

		81,658,357

Construction & Engineering (0.7%)
Aegion Corp.*	76,000	1,803,480
Furmanite Corp.*	580,000	5,742,000
Layne Christensen Co.*	620,600	12,387,176

		19,932,656

Electrical Equipment (2.4%)
AMETEK, Inc.	395,000	18,177,900
AZZ, Inc.	25,000	1,046,500
Franklin Electric Co., Inc.	260,000	10,244,000
Global Power Equipment Group, Inc.	31,000	623,410
GrafTech International Ltd.*	1,800,000	15,210,000
Magnetek, Inc.*	94,000	1,664,740
Rockwell Automation, Inc.	110,000	11,763,400
Roper Industries, Inc.	40,000	5,314,800
SL Industries, Inc.	180,527	4,413,885

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vicor Corp.*	85,991	$703,407

		69,162,042

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	50,000	1,635,500

Machinery (11.6%)
Albany International Corp., Class A	71,000	2,546,770
American Railcar Industries, Inc.	9,000	353,070
Ampco-Pittsburgh Corp.	324,010	5,806,259
Astec Industries, Inc.	270,000	9,709,200
CIRCOR International, Inc.	525,000	32,644,500
CLARCOR, Inc.	188,000	10,439,640
CNH Industrial N.V.*	2,679,600	33,495,000
Columbus McKinnon Corp.*	8,000	192,240
Crane Co.	595,000	36,693,650
Donaldson Co., Inc.	224,000	8,541,120
Eastern Co.	50,000	808,500
Federal Signal Corp.*	575,000	7,400,250
Flowserve Corp.	97,000	6,051,830
Gorman-Rupp Co.	284,526	11,415,183
Graco, Inc.	153,000	11,331,180
Greenbrier Cos., Inc.*	355,000	8,779,150
IDEX Corp.	152,000	9,918,000
Interpump Group S.p.A.	290,000	3,152,343
Kaydon Corp.	100,000	3,552,000
Kennametal, Inc.	49,500	2,257,200
Key Technology, Inc.*	70,000	972,300
L.S. Starrett Co., Class A	216,058	2,376,638
Lincoln Electric Holdings, Inc.	115,000	7,661,300
Lindsay Corp.	75,000	6,121,500
Lydall, Inc.*	96,079	1,649,677
Middleby Corp.*	1,600	334,256
Mueller Industries, Inc.	320,000	17,814,400
Mueller Water Products, Inc., Class A	380,000	3,036,200
Navistar International Corp.*	780,000	28,454,400
Nordson Corp.	40,000	2,945,200
Standex International Corp.	110,000	6,534,000
Tennant Co.	330,000	20,460,000
Toro Co.	26,000	1,413,100
Trinity Industries, Inc.	55,000	2,494,250
Twin Disc, Inc.	92,000	2,403,960
Valmont Industries, Inc.	10,000	1,389,100
Watts Water Technologies, Inc., Class A	370,000	20,856,900
Woodward, Inc.	104,000	4,246,320

		336,250,586

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	155,304	3,132,482

Trading Companies & Distributors (3.1%)
GATX Corp.	855,025	40,630,788
Kaman Corp.	891,500	33,752,190
Lawson Products, Inc.*	40,000	412,400
Rush Enterprises, Inc., Class B*	506,000	11,521,620
United Rentals, Inc.*	58,000	3,380,820

		89,697,818

Transportation Infrastructure (0.5%)
BBA Aviation plc	1,850,102	9,135,147
Macquarie Infrastructure Co. LLC	95,000	5,086,300

		14,221,447

Total Industrials		763,883,164

Information Technology (6.9%)
Communications Equipment (0.6%)
Bel Fuse, Inc., Class A‡	116,000	2,009,120
Communications Systems, Inc.	225,000	2,544,750
EchoStar Corp., Class A*	30,000	1,318,200
Emulex Corp.*	60,000	465,600
Ixia*	459,000	7,192,530
Plantronics, Inc.	45,000	2,072,250
Riverbed Technology, Inc.*	90,000	1,313,100
Sycamore Networks, Inc.	300,000	144,000

		17,059,550

Computers & Peripherals (1.5%)
Diebold, Inc.	705,241	20,705,876
NCR Corp.*	365,000	14,457,650
Stratasys Ltd.*	68,000	6,885,680
TransAct Technologies, Inc.	95,000	1,243,550

		43,292,756

Electronic Equipment, Instruments & Components (2.3%)
Badger Meter, Inc.	55,000	2,557,500
Belden, Inc.	29,000	1,857,450
CTS Corp.	952,888	15,027,044
Daktronics, Inc.	125,000	1,398,750
Gerber Scientific, Inc. (Escrow Shares)(b)*†	490,000	—
Itron, Inc.*	83,000	3,554,890
Littelfuse, Inc.	122,000	9,542,840
Mercury Systems, Inc.*	24,000	239,760
Methode Electronics, Inc.	210,000	5,880,000
MOCON, Inc.	10,000	136,800
Park Electrochemical Corp.	610,000	17,476,500
Rofin-Sinar Technologies, Inc.*	170,500	4,127,805
Trans-Lux Corp.*	110,000	27,500
Zygo Corp.*	295,000	4,714,100

		66,540,939

Internet Software & Services (0.4%)
EarthLink, Inc.	490,000	2,425,500
Internap Network Services Corp.*	423,406	2,942,671
Pandora Media, Inc.*	20,000	502,600
Stamps.com, Inc.*	81,000	3,720,330
ValueClick, Inc.*	130,000	2,710,500

		12,301,601

IT Services (0.2%)
Blackhawk Network Holdings, Inc.*	65,002	1,561,998
Edgewater Technology, Inc.*‡	590,000	3,109,300
ModusLink Global Solutions, Inc.*	300,000	822,000

		5,493,298

Office Electronics (0.3%)
Zebra Technologies Corp., Class A*	175,000	7,967,750

Semiconductors & Semiconductor Equipment (0.3%)
Cypress Semiconductor Corp.*	681,900	6,368,946
Sevcon, Inc.*‡	532,039	2,580,389

		8,949,335

Software (1.3%)
FalconStor Software, Inc.*	380,000	501,600
Guidance Software, Inc.*	200,000	1,814,000
Mentor Graphics Corp.	110,000	2,570,700
Sourcefire, Inc.*	100,000	7,592,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Take-Two Interactive Software, Inc.*	390,000	$7,082,400
TiVo, Inc.*	400,000	4,976,000
Tyler Technologies, Inc.*	168,500	14,738,695

		39,275,395

Total Information Technology		200,880,624

Materials (9.2%)
Chemicals (6.0%)
Albemarle Corp.	25,000	1,573,500
Ashland, Inc.	106,000	9,802,880
Chemtura Corp.*	700,000	16,093,000
Core Molding Technologies, Inc.*	315,000	3,017,700
Cytec Industries, Inc.	6,000	488,160
Ferro Corp.*	2,355,000	21,454,050
FMC Corp.	20,000	1,434,400
H.B. Fuller Co.	284,000	12,833,960
Huntsman Corp.	298,000	6,141,780
Material Sciences Corp.*	15,000	140,700
Minerals Technologies, Inc.	165,000	8,146,050
NewMarket Corp.	52,800	15,201,648
Olin Corp.	130,000	2,999,100
OMNOVA Solutions, Inc.*	610,000	5,215,500
Quaker Chemical Corp.	5,000	365,250
Rockwood Holdings, Inc.	100,000	6,690,000
Scotts Miracle-Gro Co., Class A	83,000	4,567,490
Sensient Technologies Corp.	310,000	14,845,900
Tredegar Corp.	1,125,800	29,270,800
Zep, Inc.	860,000	13,983,600

		174,265,468

Construction Materials (0.3%)
Texas Industries, Inc.*	124,500	8,255,595

Containers & Packaging (1.5%)
Greif, Inc., Class A	140,000	6,864,200
Greif, Inc., Class B	5,000	266,250
Myers Industries, Inc.	1,470,020	29,562,102
Sonoco Products Co.	155,000	6,035,700

		42,728,252

Metals & Mining (1.0%)
Barrick Gold Corp.	20,000	372,400
Century Aluminum Co.*	75,000	603,750
Dominion Diamond Corp.*	250,000	3,047,500
Handy & Harman Ltd.*	319,000	7,614,530
Haynes International, Inc.	31,029	1,406,545
Kinross Gold Corp.	22,000	111,100
Lynas Corp., Ltd.*	300,000	111,948
Materion Corp.	482,000	15,452,920
Molycorp, Inc.*	66,000	432,960

		29,153,653

Paper & Forest Products (0.4%)
Louisiana-Pacific Corp.*	560,000	9,850,400
Wausau Paper Corp.	255,000	3,312,450

		13,162,850

Total Materials		267,565,818

Telecommunication Services (1.7%)
Diversified Telecommunication Services (0.7%)
Cable & Wireless Communications plc	6,000,000	3,849,420
Cincinnati Bell, Inc.*	4,530,000	12,321,600
HickoryTech Corp.	56,000	637,280
New Ulm Telecom, Inc.	33,000	206,250
Verizon Communications, Inc.	80,000	3,732,800

		20,747,350

Wireless Telecommunication Services (1.0%)
Leap Wireless International, Inc.*	412,000	6,505,480
NII Holdings, Inc.*	580,000	3,520,600
Rogers Communications, Inc., Class B	200,000	8,602,000
Shenandoah Telecommunications Co.	84,628	2,039,535
U.S. Cellular Corp.	100,000	4,553,000
VimpelCom Ltd. (ADR)	300,000	3,525,000

		28,745,615

Total Telecommunication Services		49,492,965

Utilities (6.6%)
Electric Utilities (3.0%)
El Paso Electric Co.	734,000	24,515,600
Empire District Electric Co.	30,000	649,800
Great Plains Energy, Inc.	465,000	10,323,000
Otter Tail Corp.	300,000	8,280,000
PNM Resources, Inc.	1,290,000	29,192,700
UNS Energy Corp.	125,000	5,827,500
Westar Energy, Inc.	265,000	8,122,250

		86,910,850

Gas Utilities (1.7%)
Chesapeake Utilities Corp.	4,500	236,205
National Fuel Gas Co.	179,000	12,308,040
ONEOK, Inc.	172,000	9,171,040
Southwest Gas Corp.	565,000	28,250,000

		49,965,285

Independent Power Producers & Energy Traders (0.2%)
AES Corp.	240,000	3,189,600
Ormat Technologies, Inc.	91,000	2,436,070

		5,625,670

Multi-Utilities (1.5%)
Black Hills Corp.	460,000	22,935,600
NorthWestern Corp.	440,000	19,764,800

		42,700,400

Water Utilities (0.2%)
Cadiz, Inc.*	10,000	51,100
SJW Corp.	186,016	5,212,168
York Water Co.	54,000	1,083,780

		6,347,048

Total Utilities		191,549,253

Total Common Stocks (94.9%) (Cost $1,614,143,675)		2,757,003,207

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc.
12.750%*	1,000	5,190

Total Preferred Stock (0.0%) (Cost $6,527)		5,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Real Estate Management & Development (0.0%)
Capital Properties, Inc. 5.000%, 12/31/22	$44,820	$42,999

Total Financials		42,999

Total Corporate Bonds		42,999

Total Long-Term Debt Securities (0.0%) (Cost $44,820)		42,999

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.1%)
Pharmaceuticals (0.1%)
Sanofi S.A., expiring 12/31/20* (Cost $1,372,209)	640,000	1,292,800

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	95

Total Consumer Discretionary		95

Financials (0.0%)
Real Estate Management & Development (0.0%)
Tejon Ranch Co., expiring 8/31/16*	22,757	62,809

Total Financials		62,809

Total Warrants (0.0%) (Cost $—)		62,904

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (3.4%)
U.S. Treasury Bills 0.03%, 10/24/13(p)	$100,000,000	99,998,068

Total Government Securities		99,998,068

Total Short-Term Investments (3.4%) (Cost $99,996,167)		99,998,068

Total Investments (98.4%) (Cost $1,715,563,398)		2,858,405,168
Other Assets Less Liabilities (1.6%)		47,729,241

Net Assets (100%)		$2,906,134,409

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$2,632,527	$19,991	$7,360	$4,701,698	$—	$117
Bel Fuse, Inc., Class A	1,548,900	435,083	—	2,009,120	19,380	—
Canterbury Park Holding Corp.	2,107,070	151,631	—	2,542,617	—	—
Edgewater Technology, Inc.	2,242,000	—	—	3,109,300	—	—
Griffin Land & Nurseries, Inc.	8,236,809	145,254	—	9,953,151	—	—
Ingles Markets, Inc., Class A	12,340,900	2,339,856	—	23,231,796	242,550	—
Katy Industries, Inc.	84,060	—	7,044	305,336	—	(5,115)
Oil-Dri Corp. of America	12,466,119	—	15,261	15,216,740	85,690	2,966
Sevcon, Inc.	1,892,289	—	3,476	2,580,389	—	197

	$43,550,674	$3,091,815	$33,141	$63,650,147	$347,620	$(1,835)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (b)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$697,312,277	$16,800,309	$—	$714,112,586
Consumer Staples	209,372,045	10,875,986	—	220,248,031
Energy	56,905,100	8,844,402	—	65,749,502
Financials	128,795,814	5,916,200	—	134,712,014
Health Care	148,809,250	—	—	148,809,250
Industrials	739,386,232	24,496,932	—	763,883,164
Information Technology	195,982,815	4,897,809	—	200,880,624
Materials	267,453,870	111,948	—	267,565,818
Telecommunication Services	45,437,295	4,055,670	—	49,492,965
Utilities	191,549,253	—	—	191,549,253
Corporate Bonds
Financials	—	42,999	—	42,999
Preferred Stocks
Consumer Staples	—	5,190	—	5,190
Rights
Health Care	1,292,800	—	—	1,292,800
Short-Term Investments	—	99,998,068	—	99,998,068
Warrants
Consumer Discretionary	—	95	—	95
Financials	—	62,809	—	62,809
Total Assets	$2,682,296,751	$176,108,417	$—	$2,858,405,168

Total Liabilities	$—	$—	$—	$—
Total	$2,682,296,751	$176,108,417	$—	$2,858,405,168

(a)	Securities with a market value of $17,671,802 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

(b)	Securities with a market value of $9,302,384 transferred from Level 1 to Level 2 since the beginning of the period due to inactive trading.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$208,675,888
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$206,634,313

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,210,192,458
Aggregate gross unrealized depreciation	(80,798,250)

Net unrealized appreciation	$1,129,394,208

Federal income tax cost of investments	$1,729,010,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Australia (3.9%)
Australia Government Bond
3.330%, 9/20/25(b)(m)	AUD	2,365,000	$2,824,626
5.500%, 1/21/18		3,765,000	3,857,072
5.500%, 4/21/23		830,000	877,646
BHP Billiton Finance USA Ltd.
6.500%, 4/1/19		$94,000	112,242
2.875%, 2/24/22		94,000	89,438
National Australia Bank Ltd./New York
1.600%, 8/7/15		250,000	253,377
Queensland Treasury Corp.
5.750%, 7/22/24	AUD	1,089,000	1,088,954
Rio Tinto Finance USA Ltd.
9.000%, 5/1/19		$150,000	194,346
Telstra Corp., Ltd.
3.750%, 5/16/22(m)	EUR	451,000	669,606
Westpac Banking Corp.
3.000%, 8/4/15		$188,000	196,043
4.625%, 6/1/18		38,000	41,131

Total Australia			10,204,481

Austria (0.1%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		38,000	40,155
4.875%, 2/16/16		75,000	82,255

Total Austria			122,410

Belgium (0.2%)
Anheuser-Busch InBev N.V.
2.875%, 9/25/24(m)	EUR	301,000	410,420

Bermuda (0.2%)
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18		$75,000	88,674
Novartis Securities Investment Ltd.
5.125%, 2/10/19		94,000	107,460
Qtel International Finance Ltd.
4.750%, 2/16/21(m)		225,000	237,038
Weatherford International Ltd.
5.500%, 2/15/16		47,000	50,730
9.625%, 3/1/19		56,000	70,073

Total Bermuda			553,975

Brazil (1.7%)
Brazil Notas do Tesouro Nacional
10.000%, 1/1/17	BRL	7,000,000	3,047,429
BRF S.A.
7.750%, 5/22/18(b)§		1,700,000	607,882
Embraer S.A.
5.150%, 6/15/22		$28,000	27,230
Federative Republic of Brazil
8.000%, 1/15/18		272,500	306,563
5.875%, 1/15/19		167,000	188,960
Itau Unibanco Holding S.A./Cayman Islands
5.125%, 5/13/23(b)(m)		188,000	171,550

Total Brazil			4,349,614

Canada (2.2%)
Agrium, Inc.
3.150%, 10/1/22		19,000	17,630
Bank of Montreal
2.375%, 1/25/19		150,000	149,848
Bank of Nova Scotia
3.400%, 1/22/15		188,000	194,864
2.900%, 3/29/16		113,000	118,115
Barrick Gold Corp.
2.500%, 5/1/18		131,000	124,878
Barrick Gold Finance Co.
4.875%, 11/15/14		282,000	292,496
Canadian National Railway Co.
5.550%, 5/15/18		95,000	109,337
Canadian Natural Resources Ltd.
4.900%, 12/1/14		38,000	39,794
5.700%, 5/15/17		38,000	43,088
Cenovus Energy, Inc.
5.700%, 10/15/19		130,000	147,786
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		225,000	255,565
Goldcorp, Inc.
2.125%, 3/15/18		94,000	91,385
Hydro-Quebec
2.000%, 6/30/16		113,000	116,412
8.400%, 1/15/22		75,000	100,218
Manulife Financial Corp.
3.400%, 9/17/15		131,000	136,476
Potash Corp. of Saskatchewan, Inc.
3.250%, 12/1/17		207,000	215,878
Province of New Brunswick
2.750%, 6/15/18		38,000	39,578
Province of Nova Scotia
5.125%, 1/26/17		188,000	212,027
Province of Ontario
4.500%, 2/3/15		150,000	157,920
2.700%, 6/16/15		94,000	97,294
6.250%, 6/16/15	NZD	1,805,000	1,561,261
4.750%, 1/19/16		$75,000	81,747
2.000%, 9/27/18		250,000	250,950
Province of Quebec
4.600%, 5/26/15		75,000	79,920
2.625%, 2/13/23		94,000	87,956
Rogers Communications, Inc.
6.800%, 8/15/18		75,000	89,555
Royal Bank of Canada
2.625%, 12/15/15		150,000	155,730
1.450%, 9/9/16		100,000	100,839
Suncor Energy, Inc.
6.100%, 6/1/18		75,000	87,866
Teck Resources Ltd.
3.850%, 8/15/17		19,000	19,760
4.500%, 1/15/21		75,000	74,250
Thomson Reuters Corp.
5.700%, 10/1/14		282,000	296,040
Toronto-Dominion Bank
1.500%, 9/9/16		150,000	151,984
TransCanada PipeLines Ltd.
3.800%, 10/1/20		113,000	118,317

Total Canada			5,816,764

Cayman Islands (0.7%)
Noble Holding International Ltd.
4.625%, 3/1/21		75,000	76,760
Petrobras International Finance Co.
3.875%, 1/27/16		94,000	96,958
7.875%, 3/15/19		169,000	194,097
5.750%, 1/20/20		481,000	502,145
5.375%, 1/27/21		131,000	131,736
Sable International Finance Ltd.
7.750%, 2/15/17(m)		188,000	198,340

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Transocean, Inc.
4.950%, 11/15/15		$188,000	$201,538
2.500%, 10/15/17		94,000	94,100
Vale Overseas Ltd.
6.250%, 1/11/16		188,000	206,747
4.375%, 1/11/22		38,000	36,594

Total Cayman Islands			1,739,015

Colombia (0.1%)
Ecopetrol S.A.
7.625%, 7/23/19		66,000	77,550
Republic of Colombia
7.375%, 3/18/19		150,000	181,875

Total Colombia			259,425

Czech Republic (0.2%)
EP Energy A/S
5.875%, 11/1/19(m)	EUR	376,000	543,471

France (2.0%)
BNP Paribas S.A.
5.000%, 1/15/21		$131,000	141,736
Casino Guichard Perrachon S.A.
4.726%, 5/26/21	EUR	300,000	447,907
France Government Bond OAT
1.750%, 5/25/23		2,410,000	3,096,730
Pernod-Ricard S.A.
5.000%, 3/15/17(m)		400,000	603,960
Sanofi S.A.
1.250%, 4/10/18		$75,000	73,346
4.000%, 3/29/21		94,000	99,569
Total Capital International S.A.
2.700%, 1/25/23		113,000	105,246
Total Capital S.A.
3.125%, 10/2/15		56,000	58,716
4.450%, 6/24/20		75,000	82,414
Veolia Environnement S.A.
6.750%, 4/24/19	EUR	331,000	557,912

Total France			5,267,536

Germany (1.1%)
Daimler AG
2.000%, 6/25/21(b)(m)		250,000	330,011
Deutsche Bank AG/London
6.000%, 9/1/17		$150,000	171,801
KfW
4.125%, 10/15/14		150,000	155,801
0.500%, 4/19/16		376,000	374,248
1.250%, 2/15/17		188,000	189,140
2.750%, 9/8/20		564,000	577,377
6.250%, 5/19/21	AUD	827,000	856,452
2.000%, 10/4/22		$188,000	174,581
Landwirtschaftliche Rentenbank
2.125%, 7/15/16		113,000	116,907
5.125%, 2/1/17		56,000	63,430

Total Germany			3,009,748

Ireland (0.3%)
GE Capital European Funding
4.125%, 10/27/16	EUR	538,000	791,905

Israel (0.0%)
Teva Pharmaceutical Finance Co. B.V.
2.950%, 12/18/22		$113,000	103,927

Italy (2.8%)
Italy Buoni Poliennali Del Tesoro
5.500%, 11/1/22	EUR	2,085,000	3,045,925
4.500%, 3/1/24		525,000	707,796
Republic of Italy
4.750%, 1/25/16		$100,000	106,426
5.250%, 9/20/16		244,000	264,088
4.000%, 2/1/17	EUR	2,254,000	3,173,767

Total Italy			7,298,002

Japan (0.2%)
Japan Finance Corp.
2.500%, 1/21/16		$200,000	208,134
2.500%, 5/18/16		100,000	104,289
Nomura Holdings, Inc.
5.000%, 3/4/15		66,000	69,216
6.700%, 3/4/20		94,000	107,287
ORIX Corp.
5.000%, 1/12/16		47,000	50,366

Total Japan			539,292

Luxembourg (0.6%)
Befesa Zinc S.A.U. Via Zinc Capital S.A.
8.875%, 5/15/18(b)(m)	EUR	225,000	321,894
Covidien International Finance S.A.
6.000%, 10/15/17		$94,000	108,410
Fiat Industrial Finance Europe S.A.
6.250%, 3/9/18(m)	EUR	150,000	224,032
HeidelbergCement Finance Luxembourg S.A.
8.500%, 10/31/19(m)		135,000	226,695
Numericable Finance & Co. S.C.A.
12.375%, 2/15/19(b)(m)		100,000	161,666
Pentair Finance S.A.
2.650%, 12/1/19		$94,000	90,266
Telecom Italia Capital S.A.
5.250%, 10/1/15		225,000	236,593
Telenet Finance V Luxembourg S.C.A.
6.250%, 8/15/22(m)	EUR	169,000	233,204
Tyco Electronics Group S.A.
6.550%, 10/1/17		$75,000	86,446

Total Luxembourg			1,689,206

Malaysia (1.4%)
Malaysia Government Bond
4.262%, 9/15/16	MYR	6,650,000	2,084,462
3.314%, 10/31/17		5,447,000	1,652,733

Total Malaysia			3,737,195

Mexico (1.8%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$38,000	40,184
5.000%, 3/30/20		113,000	121,371
3.000%, 7/12/21	EUR	526,000	717,612
Mexican Bonos
7.750%, 11/13/42	MXN	41,300,000	3,360,577
Petroleos Mexicanos
3.500%, 1/30/23		$94,000	85,305
United Mexican States
5.625%, 1/15/17		282,000	314,430
5.125%, 1/15/20		150,000	166,875

Total Mexico			4,806,354

Netherlands (1.1%)
British American Tobacco Holdings B.V.
4.875%, 2/24/21	EUR	317,000	503,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.875%, 2/8/22		$188,000	$187,391
Diageo Finance B.V.
5.300%, 10/28/15		56,000	61,274
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	113,000	189,403
InterXion Holding N.V.
6.000%, 7/15/20(b)§		75,000	103,366
Koninklijke Philips N.V.
3.750%, 3/15/22		$94,000	92,877
LyondellBasell Industries N.V.
6.000%, 11/15/21		200,000	227,000
MDC-GMTN B.V.
5.500%, 4/20/21(m)		319,000	352,814
RWE Finance B.V.
6.500%, 8/10/21	EUR	301,000	520,563
Shell International Finance B.V.
4.300%, 9/22/19		$188,000	207,404
3.400%, 8/12/23		50,000	49,418
Ziggo B.V.
3.625%, 3/27/20(b)(m)	EUR	301,000	402,118

Total Netherlands			2,897,134

New Zealand (0.8%)
New Zealand Government Bond
5.500%, 4/15/23	NZD	2,436,000	2,165,755

Norway (0.9%)
Norwegian Government Bond
3.750%, 5/25/21	NOK	12,623,000	2,258,401
Statoil ASA
3.125%, 8/17/17		$38,000	40,304
5.250%, 4/15/19		94,000	107,177

Total Norway			2,405,882

Peru (0.0%)
Republic of Peru
7.125%, 3/30/19		77,000	93,363

Philippines (0.1%)
Republic of Philippines
6.500%, 1/20/20		188,000	220,900

Poland (1.6%)
Republic of Poland
5.000%, 10/19/15		38,000	40,914
6.375%, 7/15/19		225,000	262,379
5.250%, 10/25/20	PLN	6,800,000	2,304,882
5.000%, 3/23/22		$38,000	40,759
4.000%, 10/25/23	PLN	4,846,000	1,490,492

Total Poland			4,139,426

Russia (0.7%)
Russian Federal Bond - OFZ
7.500%, 3/15/18	RUB	60,673,000	1,931,634

South Africa (0.9%)
Foodcorp Pty Ltd.
8.750%, 3/1/18(m)	EUR	113,000	164,720
Republic of South Africa
7.750%, 2/28/23	ZAR	6,762,312	681,090
2.000%, 1/31/25		14,471,985	1,493,750

Total South Africa			2,339,560

South Korea (1.6%)
Export-Import Bank of Korea
5.875%, 1/14/15		$338,000	358,348
Korea Development Bank
3.250%, 3/9/16		150,000	155,218
Korea Treasury Bond
5.250%, 3/10/27	KRW	3,306,500,000	3,637,053

Total South Korea			4,150,619

Spain (2.6%)
Spain Government Bond
4.100%, 7/30/18	EUR	2,310,000	3,283,838
5.400%, 1/31/23§		727,000	1,068,134
4.400%, 10/31/23(b)§		1,710,000	2,328,364
Telefonica Emisiones S.A.U.
4.949%, 1/15/15		$56,000	58,319
6.421%, 6/20/16		113,000	124,386
5.462%, 2/16/21		94,000	96,061

Total Spain			6,959,102

Supranational (2.3%)
Asian Development Bank
2.625%, 2/9/15		438,000	451,475
1.750%, 9/11/18		100,000	100,784
Eurofima
6.250%, 12/28/18(m)	AUD	750,000	758,320
European Bank for Reconstruction & Development
1.625%, 9/3/15		$131,000	133,978
European Investment Bank
1.625%, 9/1/15		188,000	191,985
4.625%, 10/20/15		526,000	569,687
4.875%, 2/16/16		113,000	124,240
0.625%, 4/15/16		250,000	249,595
5.125%, 9/13/16		75,000	84,400
1.125%, 12/15/16		250,000	251,609
1.000%, 12/15/17		376,000	370,264
6.500%, 8/7/19	AUD	875,000	899,675
Inter-American Development Bank
2.250%, 7/15/15		$188,000	193,749
5.125%, 9/13/16		197,000	221,385
3.875%, 2/14/20		94,000	104,117
International Bank for Reconstruction & Development
2.375%, 5/26/15		188,000	193,993
2.125%, 3/15/16		188,000	194,721
2.125%, 2/13/23		131,000	123,374
International Finance Corp.
0.625%, 12/21/17		376,000	365,936
Nordic Investment Bank
0.750%, 1/17/18		376,000	367,198

Total Supranational			5,950,485

Sweden (2.0%)
Republic of Sweden
3.750%, 8/12/17	SEK	24,045,000	4,047,995
1.500%, 11/13/23		8,290,000	1,182,738
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		$56,000	54,914

Total Sweden			5,285,647

Switzerland (0.2%)
Credit Suisse AG/New York
4.375%, 8/5/20		250,000	269,722
UBS AG/Connecticut
3.875%, 1/15/15		250,000	260,066

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
5.875%, 7/15/16		$100,000	$110,724

Total Switzerland			640,512

Turkey (0.1%)
Republic of Turkey
6.750%, 4/3/18		188,000	208,445
3.250%, 3/23/23		200,000	171,750

Total Turkey			380,195

United Kingdom (1.9%)
Arqiva Broadcast Finance plc
9.500%, 3/31/20§	GBP	50,000	86,611
AstraZeneca plc
5.900%, 9/15/17		$75,000	87,025
Bakkavor Finance 2 plc
8.750%, 6/15/20(b)(m)	GBP	100,000	170,794
Barclays Bank plc
5.140%, 10/14/20		$131,000	136,898
BP Capital Markets plc
2.994%, 2/18/19(m)	EUR	451,000	649,934
3.125%, 10/1/15		$188,000	196,587
3.200%, 3/11/16		150,000	157,307
1.375%, 5/10/18		131,000	127,252
4.500%, 10/1/20		38,000	40,884
3.245%, 5/6/22		75,000	72,246
British Sky Broadcasting Group plc
3.125%, 11/26/22§		150,000	139,999
British Telecommunications plc
5.950%, 1/15/18		100,000	114,586
Diageo Capital plc
5.500%, 9/30/16		113,000	127,463
Ensco plc
3.250%, 3/15/16		19,000	19,759
GlaxoSmithKline Capital plc
1.500%, 5/8/17		75,000	75,272
Heathrow Funding Ltd.
4.600%, 2/15/18(m)	EUR	344,000	522,955
HSBC Holdings plc
5.100%, 4/5/21		$150,000	165,099
Jaguar Land Rover Automotive plc
8.250%, 3/15/20(m)	GBP	169,000	304,031
Nationwide Building Society
3.125%, 4/3/17	EUR	225,000	322,057
Phones4u Finance plc
9.500%, 4/1/18(m)	GBP	150,000	258,619
Rio Tinto Finance USA plc
3.500%, 3/22/22		$113,000	109,270
Royal Bank of Scotland plc
5.625%, 8/24/20		94,000	103,194
United Utilities Water plc
4.250%, 1/24/20	EUR	376,000	569,513
Virgin Media Finance plc
8.875%, 10/15/19	GBP	144,000	252,063
Vodafone Group plc
5.450%, 6/10/19		$113,000	129,108
2.950%, 2/19/23		94,000	85,822

Total United Kingdom			5,024,348

United States (62.0%)
ABB Finance USA, Inc.
2.875%, 5/8/22		94,000	90,418
AbbVie, Inc.
2.000%, 11/6/18		131,000	128,601
2.900%, 11/6/22		131,000	122,242
ACE INA Holdings, Inc.
2.600%, 11/23/15		94,000	97,413
Actavis, Inc.
3.250%, 10/1/22		75,000	70,204
Aetna, Inc.
6.000%, 6/15/16		150,000	168,826
Aflac, Inc.
2.650%, 2/15/17		150,000	154,168
Agilent Technologies, Inc.
3.875%, 7/15/23		56,000	54,252
Air Lease Corp.
5.625%, 4/1/17		50,000	53,190
Alcoa, Inc.
6.150%, 8/15/20		38,000	39,736
5.870%, 2/23/22		100,000	99,312
Allstate Corp.
3.150%, 6/15/23		94,000	91,067
Altria Group, Inc.
9.700%, 11/10/18		19,000	25,159
9.250%, 8/6/19		63,000	83,159
2.950%, 5/2/23		94,000	85,656
American Express Co.
7.000%, 3/19/18		103,000	124,212
2.650%, 12/2/22		203,000	186,016
American Express Credit Corp.
1.750%, 6/12/15		131,000	133,222
American International Group, Inc.
5.850%, 1/16/18		94,000	106,999
8.250%, 8/15/18		207,000	255,852
American Tower Corp.
5.050%, 9/1/20		113,000	115,671
Ameriprise Financial, Inc.
5.300%, 3/15/20		94,000	106,819
Amgen, Inc.
2.300%, 6/15/16		19,000	19,595
3.450%, 10/1/20		188,000	189,155
3.625%, 5/15/22		56,000	55,311
Anadarko Petroleum Corp.
5.950%, 9/15/16		188,000	210,959
Anheuser-Busch Cos. LLC
5.000%, 3/1/19		38,000	42,728
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 1/15/20		169,000	194,431
4.375%, 2/15/21		47,000	50,872
2.625%, 1/17/23		94,000	87,321
Aon Corp.
5.000%, 9/30/20		113,000	123,672
Apache Corp.
5.625%, 1/15/17		85,000	96,258
Apple, Inc.
1.000%, 5/3/18		94,000	90,090
Applied Materials, Inc.
4.300%, 6/15/21		75,000	78,395
Associates Corp. of North America
6.950%, 11/1/18		38,000	45,099
AT&T, Inc.
5.625%, 6/15/16		38,000	42,349
5.500%, 2/1/18		64,000	72,275
5.800%, 2/15/19		188,000	215,392
3.875%, 8/15/21		113,000	113,777
2.625%, 12/1/22		94,000	83,716
Atmos Energy Corp.
8.500%, 3/15/19		56,000	71,842

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Autodesk, Inc.
1.950%, 12/15/17	$28,000	$27,220
AutoZone, Inc.
4.000%, 11/15/20	94,000	96,094
AvalonBay Communities, Inc.
3.625%, 10/1/20	100,000	101,988
Avon Products, Inc.
4.600%, 3/15/20	75,000	77,233
Baltimore Gas & Electric Co.
5.900%, 10/1/16	94,000	105,348
Bank of America Corp.
4.750%, 8/1/15	115,000	122,266
5.250%, 12/1/15	38,000	41,093
1.250%, 1/11/16	188,000	187,694
3.750%, 7/12/16	55,000	58,346
5.625%, 10/14/16	115,000	128,125
5.650%, 5/1/18	390,000	439,571
7.625%, 6/1/19	190,000	232,898
5.625%, 7/1/20	190,000	212,691
Bank of New York Mellon Corp.
0.700%, 10/23/15	56,000	55,928
4.150%, 2/1/21	113,000	121,593
Baxter International, Inc.
4.625%, 3/15/15	38,000	40,192
5.375%, 6/1/18	113,000	129,691
BB&T Corp.
3.200%, 3/15/16	188,000	197,505
Beam, Inc.
5.375%, 1/15/16	27,000	29,293
Bear Stearns Cos. LLC
5.700%, 11/15/14	75,000	79,099
5.300%, 10/30/15	38,000	41,133
4.650%, 7/2/18	75,000	81,813
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15	199,000	209,783
3.000%, 5/15/22	94,000	91,580
Boeing Capital Corp.
2.900%, 8/15/18	94,000	98,290
Boston Properties LP
5.000%, 6/1/15	128,000	136,358
5.625%, 11/15/20	100,000	112,294
Boston Scientific Corp.
2.650%, 10/1/18	100,000	99,649
Bristol-Myers Squibb Co.
2.000%, 8/1/22	94,000	84,338
Bunge Ltd. Finance Corp.
4.100%, 3/15/16	150,000	158,375
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	75,000	86,446
3.050%, 3/15/22	94,000	90,346
CA, Inc.
2.875%, 8/15/18	100,000	100,443
Capital One Bank USA N.A.
3.375%, 2/15/23	300,000	280,159
Cardinal Health, Inc.
3.200%, 6/15/22	75,000	71,430
Caterpillar Financial Services Corp.
5.500%, 3/15/16	75,000	83,327
1.350%, 9/6/16	100,000	100,587
7.150%, 2/15/19	60,000	74,213
Caterpillar, Inc.
2.600%, 6/26/22	56,000	52,573
CBS Corp.
5.750%, 4/15/20	94,000	104,589
Celgene Corp.
3.950%, 10/15/20	19,000	19,558
Cellco Partnership/Verizon Wireless Capital LLC
8.500%, 11/15/18	94,000	119,948
CenterPoint Energy Resources Corp.
4.500%, 1/15/21	65,000	70,070
CF Industries, Inc.
7.125%, 5/1/20	56,000	65,651
Charles Schwab Corp.
3.225%, 9/1/22	188,000	178,966
Chevron Corp.
3.191%, 6/24/23	75,000	73,377
Chubb Corp.
6.375%, 3/29/67(l)	38,000	40,850
Cigna Corp.
4.500%, 3/15/21	94,000	100,215
Cintas Corp. No. 2
2.850%, 6/1/16	113,000	117,058
Cisco Systems, Inc.
4.450%, 1/15/20	188,000	206,142
Citigroup, Inc.
5.500%, 10/15/14	84,000	88,017
4.587%, 12/15/15	131,000	140,238
5.300%, 1/7/16	94,000	101,708
1.300%, 4/1/16	188,000	187,567
5.850%, 8/2/16	100,000	111,787
6.125%, 11/21/17	188,000	216,541
1.750%, 5/1/18	94,000	91,195
8.500%, 5/22/19	188,000	239,982
5.375%, 8/9/20	38,000	42,563
Cliffs Natural Resources, Inc.
4.875%, 4/1/21	56,000	52,701
CNA Financial Corp.
5.875%, 8/15/20	56,000	63,756
Coca-Cola Co.
1.800%, 9/1/16	75,000	76,970
3.150%, 11/15/20	169,000	173,204
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	38,000	53,409
Comcast Corp.
6.500%, 1/15/17	75,000	87,081
5.150%, 3/1/20	94,000	105,931
Comerica, Inc.
4.800%, 5/1/15	38,000	40,139
Commonwealth Edison Co.
3.400%, 9/1/21	150,000	152,161
Commonwealth of Massachusetts, General Obligation Bonds, Series 2010E
4.200%, 12/1/21	95,000	102,032
ConAgra Foods, Inc.
3.200%, 1/25/23	94,000	87,677
Connecticut Light & Power Co.
2.500%, 1/15/23	94,000	87,264
ConocoPhillips Co.
2.400%, 12/15/22	94,000	86,244
Consolidated Edison Co. of New York, Inc.
Series 08-A
5.850%, 4/1/18	131,000	153,032
Consumers Energy Co.
6.700%, 9/15/19	94,000	117,270

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Corning, Inc.
4.250%, 8/15/20	$56,000	$59,561
Costco Wholesale Corp.
5.500%, 3/15/17	38,000	43,466
COX Communications, Inc.
5.450%, 12/15/14	24,000	25,301
Credit Suisse USA, Inc.
5.850%, 8/16/16	75,000	84,991
CRH America, Inc.
6.000%, 9/30/16	113,000	126,993
CSX Corp.
7.375%, 2/1/19	98,000	120,645
CVS Caremark Corp.
5.750%, 6/1/17	83,000	94,893
Danaher Corp.
2.300%, 6/23/16	94,000	97,158
3.900%, 6/23/21	38,000	40,276
Deere & Co.
4.375%, 10/16/19	131,000	146,124
2.600%, 6/8/22	38,000	35,738
Dell, Inc.
5.875%, 6/15/19	19,000	18,860
Deutsche Bank Financial LLC
5.375%, 3/2/15	38,000	39,957
Devon Energy Corp.
4.000%, 7/15/21	113,000	115,372
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	38,000	39,324
4.600%, 2/15/21	188,000	188,414
Discovery Communications LLC
5.050%, 6/1/20	38,000	41,935
4.375%, 6/15/21	38,000	39,754
Dollar General Corp.
1.875%, 4/15/18	56,000	54,180
Dominion Resources, Inc.
8.875%, 1/15/19	145,000	187,231
Dover Corp.
4.300%, 3/1/21	94,000	101,304
Dow Chemical Co.
8.550%, 5/15/19	113,000	143,917
4.250%, 11/15/20	94,000	98,300
Dr. Pepper Snapple Group, Inc.
2.900%, 1/15/16	56,000	58,149
DTE Energy Co.
6.350%, 6/1/16	34,000	38,520
Duke Energy Corp.
5.050%, 9/15/19	163,000	182,500
Duke Energy Indiana, Inc.
3.750%, 7/15/20	38,000	39,895
Duke Realty LP
5.950%, 2/15/17	188,000	209,744
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	56,000	63,146
6.000%, 7/15/18	282,000	333,260
Eastman Chemical Co.
3.600%, 8/15/22	75,000	73,071
Eaton Corp.
2.750%, 11/2/22§	94,000	87,439
eBay, Inc.
3.250%, 10/15/20	38,000	38,676
Ecolab, Inc.
4.350%, 12/8/21	94,000	98,817
Edison International
3.750%, 9/15/17	19,000	20,108
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	75,000	85,453
Eli Lilly and Co.
5.200%, 3/15/17	38,000	42,849
EMC Corp.
1.875%, 6/1/18	150,000	149,025
Emerson Electric Co.
2.625%, 2/15/23	94,000	89,026
Energy Transfer Partners LP
4.650%, 6/1/21	150,000	154,673
Entergy Corp.
5.125%, 9/15/20	113,000	117,739
Enterprise Products Operating LLC
5.600%, 10/15/14	346,000	362,939
3.350%, 3/15/23	94,000	88,744
EOG Resources, Inc.
5.625%, 6/1/19	28,000	32,596
4.100%, 2/1/21	75,000	79,241
EQT Corp.
4.875%, 11/15/21	94,000	97,131
Expedia, Inc.
5.950%, 8/15/20	56,000	58,520
Express Scripts Holding Co.
3.125%, 5/15/16	188,000	196,834
3.900%, 2/15/22	94,000	94,844
Federal Farm Credit Bank
4.875%, 1/17/17	383,000	431,814
Federal Home Loan Bank
5.250%, 6/5/17	1,315,000	1,513,417
Federal Home Loan Mortgage Corp.
0.750%, 11/25/14	3,005,000	3,024,115
0.500%, 5/13/16	751,000	749,164
2.000%, 8/25/16	781,000	809,771
5.125%, 11/17/17	575,000	664,543
2.375%, 1/13/22	764,000	742,489
Federal National Mortgage Association
2.625%, 11/20/14	1,378,000	1,415,966
0.750%, 12/19/14	1,653,000	1,664,223
0.375%, 3/16/15	376,000	376,633
0.500%, 7/2/15	657,000	659,094
0.650%, 3/28/16	1,014,000	1,012,537
5.375%, 6/12/17	488,000	563,651
0.875%, 5/21/18	188,000	182,813
FedEx Corp.
2.625%, 8/1/22	19,000	17,453
Fidelity National Information Services, Inc.
3.500%, 4/15/23	75,000	68,066
Fifth Third Bancorp
3.625%, 1/25/16	150,000	158,250
Financing Corp.
9.800%, 4/6/18 IO STRIPS	150,000	204,721
Fiserv, Inc.
4.750%, 6/15/21	56,000	58,566
Ford Motor Credit Co. LLC
4.250%, 2/3/17	200,000	213,040
3.000%, 6/12/17	200,000	204,520
2.875%, 10/1/18	200,000	199,220
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	100,000	96,907
3.100%, 3/15/20§	94,000	88,129
3.550%, 3/1/22	94,000	86,661

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Gap, Inc.
5.950%, 4/12/21		$56,000	$61,859
GATX Corp.
2.375%, 7/30/18		94,000	92,762
General Dynamics Corp.
3.875%, 7/15/21		38,000	39,604
2.250%, 11/15/22		56,000	50,796
General Electric Capital Corp.
4.875%, 3/4/15		113,000	119,789
2.250%, 11/9/15		94,000	96,393
1.000%, 1/8/16		188,000	188,029
5.000%, 1/8/16		38,000	41,315
1.500%, 7/12/16		188,000	188,992
5.400%, 2/15/17		113,000	127,206
5.625%, 9/15/17		38,000	43,280
5.300%, 2/11/21		263,000	285,858
3.100%, 1/9/23		75,000	70,118
6.375%, 11/15/67(l)		75,000	79,688
General Electric Co.
5.250%, 12/6/17		75,000	85,676
2.700%, 10/9/22		75,000	70,749
General Mills, Inc.
5.650%, 2/15/19		94,000	109,039
Genworth Holdings, Inc.
7.200%, 2/15/21		94,000	108,072
Georgia Power Co.
3.000%, 4/15/16		94,000	98,073
Gilead Sciences, Inc.
4.400%, 12/1/21		113,000	120,693
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		94,000	109,476
2.800%, 3/18/23		94,000	88,365
Goldman Sachs Group, Inc.
5.125%, 1/15/15		150,000	157,890
5.750%, 10/1/16		225,000	251,181
5.625%, 1/15/17		207,000	228,392
6.150%, 4/1/18		282,000	322,753
6.000%, 6/15/20		188,000	213,316
3.625%, 1/22/23		56,000	53,463
Google, Inc.
2.125%, 5/19/16		75,000	77,565
Great Plains Energy, Inc.
4.850%, 6/1/21		38,000	40,402
GTE Corp.
6.840%, 4/15/18		38,000	44,494
Halliburton Co.
3.250%, 11/15/21		150,000	149,336
Hartford Financial Services Group, Inc.
5.500%, 3/30/20		56,000	62,812
HCP, Inc.
3.750%, 2/1/16		38,000	39,973
6.000%, 1/30/17		96,000	107,886
2.625%, 2/1/20		94,000	89,266
Health Care REIT, Inc.
3.625%, 3/15/16		38,000	39,878
4.700%, 9/15/17		188,000	204,965
Hewlett-Packard Co.
2.350%, 3/15/15		188,000	191,377
5.500%, 3/1/18		225,000	251,467
Hillshire Brands Co.
2.750%, 9/15/15		94,000	97,030
Historic TW, Inc.
6.875%, 6/15/18		38,000	45,533
Home Depot, Inc.
5.400%, 3/1/16		188,000	208,086
Honeywell International, Inc.
5.400%, 3/15/16		150,000	166,213
5.300%, 3/1/18		64,000	73,345
Hospitality Properties Trust
6.300%, 6/15/16		97,000	105,573
HSBC Finance Corp.
5.500%, 1/19/16		131,000	143,072
6.676%, 1/15/21		83,000	94,734
HSBC USA, Inc.
1.625%, 1/16/18		100,000	97,936
Ingram Micro, Inc.
5.250%, 9/1/17		38,000	41,174
Intel Corp.
3.300%, 10/1/21		94,000	92,985
2.700%, 12/15/22		75,000	69,045
International Business Machines Corp.
0.450%, 5/6/16		131,000	129,831
5.700%, 9/14/17		301,000	349,238
International Paper Co.
7.500%, 8/15/21		94,000	115,461
4.750%, 2/15/22		56,000	58,726
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	189,000	258,885
Jefferies Group LLC
5.125%, 4/13/18		$75,000	80,532
JPMorgan Chase & Co.
4.750%, 3/1/15		38,000	40,061
5.150%, 10/1/15		113,000	121,570
1.125%, 2/26/16		188,000	187,795
6.000%, 1/15/18		376,000	433,268
1.625%, 5/15/18		94,000	90,979
4.250%, 10/15/20		376,000	393,500
3.250%, 9/23/22		301,000	283,952
3.200%, 1/25/23		131,000	122,478
Juniper Networks, Inc.
4.600%, 3/15/21		38,000	38,502
Kellogg Co.
4.000%, 12/15/20		94,000	99,498
KeyCorp
5.100%, 3/24/21		75,000	82,448
Kimberly-Clark Corp.
4.875%, 8/15/15		225,000	242,286
Kinder Morgan Energy Partners LP
6.850%, 2/15/20		150,000	177,687
Kohl’s Corp.
4.750%, 12/15/23		50,000	51,468
Kraft Foods Group, Inc.
5.375%, 2/10/20		98,000	111,108
Kroger Co.
6.150%, 1/15/20		94,000	108,916
L-3 Communications Corp.
3.950%, 11/15/16		56,000	59,505
4.950%, 2/15/21		56,000	58,882
LG&E and KU Energy LLC
3.750%, 11/15/20		75,000	74,918
Liberty Property LP
4.125%, 6/15/22		56,000	55,939
Life Technologies Corp.
5.000%, 1/15/21		75,000	79,222
Lincoln National Corp.
4.850%, 6/24/21		56,000	59,963

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Lockheed Martin Corp.
4.250%, 11/15/19	$113,000	$122,772
Lorillard Tobacco Co.
6.875%, 5/1/20	38,000	43,717
Lowe’s Cos., Inc.
5.400%, 10/15/16	56,000	63,343
Lubrizol Corp.
5.500%, 10/1/14	38,000	39,887
Marathon Oil Corp.
2.800%, 11/1/22	75,000	69,833
Marathon Petroleum Corp.
5.125%, 3/1/21	94,000	101,404
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	77,000	99,772
McDonald’s Corp.
5.350%, 3/1/18	75,000	86,041
McKesson Corp.
3.250%, 3/1/16	131,000	137,927
Medco Health Solutions, Inc.
7.125%, 3/15/18	38,000	45,613
4.125%, 9/15/20	75,000	77,941
Medtronic, Inc.
4.450%, 3/15/20	94,000	102,692
2.750%, 4/1/23	56,000	52,547
Mellon Funding Corp.
5.000%, 12/1/14	38,000	39,857
Merck & Co., Inc.
4.750%, 3/1/15	113,000	119,740
1.300%, 5/18/18	94,000	91,797
Merrill Lynch & Co., Inc.
6.400%, 8/28/17	244,000	280,079
MetLife, Inc.
6.817%, 8/15/18	68,000	82,314
4.750%, 2/8/21	100,000	108,842
Microsoft Corp.
1.000%, 5/1/18	113,000	109,108
3.000%, 10/1/20	56,000	56,708
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	56,000	64,875
Mondelez International, Inc.
5.375%, 2/10/20	90,000	101,671
Moody’s Corp.
4.500%, 9/1/22	19,000	18,989
Morgan Stanley
4.750%, 3/22/17	94,000	101,639
6.625%, 4/1/18	225,000	261,034
7.300%, 5/13/19	282,000	338,364
5.750%, 1/25/21	188,000	209,269
3.750%, 2/25/23	56,000	53,867
Motorola Solutions, Inc.
3.750%, 5/15/22	56,000	54,103
Murphy Oil Corp.
3.700%, 12/1/22	75,000	69,611
Murray Street Investment Trust I
4.647%, 3/9/17(e)	94,000	101,074
Nabors Industries, Inc.
4.625%, 9/15/21	94,000	94,095
NASDAQ OMX Group, Inc.
5.550%, 1/15/20	75,000	80,366
National Oilwell Varco, Inc.
2.600%, 12/1/22	113,000	104,948
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	75,000	85,048
NBCUniversal Media LLC
4.375%, 4/1/21	150,000	162,210
2.875%, 1/15/23	94,000	89,366
NetApp, Inc.
2.000%, 12/15/17	38,000	37,569
Newell Rubbermaid, Inc.
4.700%, 8/15/20	38,000	40,291
Newmont Mining Corp.
3.500%, 3/15/22	94,000	82,492
News America, Inc.
5.650%, 8/15/20	56,000	63,295
NextEra Energy Capital Holdings, Inc.
7.875%, 12/15/15	56,000	64,061
Noble Energy, Inc.
4.150%, 12/15/21	94,000	97,898
Norfolk Southern Corp.
5.900%, 6/15/19	103,000	120,659
Northrop Grumman Corp.
3.500%, 3/15/21	19,000	19,290
Occidental Petroleum Corp.
4.125%, 6/1/16	150,000	161,949
2.700%, 2/15/23	94,000	86,767
Omnicom Group, Inc.
5.900%, 4/15/16	38,000	42,362
4.450%, 8/15/20	38,000	39,556
3.625%, 5/1/22	19,000	18,263
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15	113,000	120,694
ONEOK Partners LP
8.625%, 3/1/19	94,000	118,617
ONEOK, Inc.
4.250%, 2/1/22	94,000	87,997
Oracle Corp.
5.750%, 4/15/18	188,000	218,574
2.500%, 10/15/22	75,000	69,343
Pacific Gas & Electric Co.
8.250%, 10/15/18	38,000	48,530
3.500%, 10/1/20	56,000	56,288
Pemex Project Funding Master Trust
5.750%, 3/1/18	357,000	395,377
PepsiCo, Inc.
5.000%, 6/1/18	94,000	106,578
7.900%, 11/1/18	19,000	24,198
3.125%, 11/1/20	150,000	151,813
Pfizer, Inc.
4.650%, 3/1/18	38,000	42,971
6.200%, 3/15/19	94,000	112,887
Philip Morris International, Inc.
5.650%, 5/16/18	75,000	86,995
Phillips 66
2.950%, 5/1/17	56,000	57,864
Pitney Bowes, Inc.
4.750%, 5/15/18	38,000	39,900
Plains All American Pipeline LP/Plains All American Finance Corp.
6.500%, 5/1/18	79,000	93,369
PNC Funding Corp.
3.625%, 2/8/15	38,000	39,460
5.250%, 11/15/15	75,000	81,262
5.125%, 2/8/20	188,000	209,182
PPL Capital Funding, Inc.
4.200%, 6/15/22	47,000	46,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Precision Castparts Corp.
2.500%, 1/15/23	$38,000	$34,866
Pride International, Inc.
8.500%, 6/15/19	75,000	94,763
Procter & Gamble Co.
4.850%, 12/15/15	38,000	41,488
4.700%, 2/15/19	131,000	148,749
Progress Energy, Inc.
4.400%, 1/15/21	94,000	99,151
Progressive Corp.
3.750%, 8/23/21	56,000	57,669
ProLogis LP
4.500%, 8/15/17	38,000	41,029
6.875%, 3/15/20	34,000	40,184
Prudential Financial, Inc.
7.375%, 6/15/19	150,000	185,565
PSEG Power LLC
5.500%, 12/1/15	85,000	92,633
Quest Diagnostics, Inc.
3.200%, 4/1/16	188,000	196,052
Raytheon Co.
3.125%, 10/15/20	94,000	94,875
Realty Income Corp.
3.250%, 10/15/22	56,000	51,531
Reinsurance Group of America, Inc.
4.700%, 9/15/23	50,000	51,015
Republic Services, Inc.
5.250%, 11/15/21	94,000	102,840
Reynolds American, Inc.
3.250%, 11/1/22	56,000	51,671
Roper Industries, Inc.
3.125%, 11/15/22	75,000	70,156
Rowan Cos., Inc.
4.875%, 6/1/22	28,000	28,819
Ryder System, Inc.
3.500%, 6/1/17	75,000	78,665
Safeway, Inc.
5.000%, 8/15/19	43,000	44,862
3.950%, 8/15/20	19,000	18,599
San Diego Gas & Electric Co.
3.600%, 9/1/23	100,000	102,653
Simon Property Group LP
6.100%, 5/1/16	45,000	50,187
5.650%, 2/1/20	188,000	214,598
Southern California Edison Co.
3.875%, 6/1/21	19,000	20,140
Southwest Airlines Co.
5.125%, 3/1/17	38,000	41,657
Southwestern Electric Power Co.
6.450%, 1/15/19	56,000	65,648
Southwestern Energy Co.
4.100%, 3/15/22	94,000	94,143
Stanley Black & Decker, Inc.
2.900%, 11/1/22	56,000	52,617
State of California, Various Purposes, General Obligation Bonds
3.950%, 11/1/15	95,000	100,890
State of Illinois, General Obligation Bonds, Series 2011
5.365%, 3/1/17	190,000	205,680
5.877%, 3/1/19	40,000	42,919
State Street Bank and Trust Co.
5.300%, 1/15/16	100,000	109,009
State Street Corp.
4.375%, 3/7/21	200,000	215,364
SunTrust Banks, Inc./Georgia
3.600%, 4/15/16	56,000	58,971
3.500%, 1/20/17	94,000	98,825
Target Corp.
6.000%, 1/15/18	100,000	117,319
Tennessee Valley Authority
5.500%, 7/18/17	676,000	779,942
6.250%, 12/15/17	38,000	45,607
4.500%, 4/1/18	94,000	105,837
Thermo Fisher Scientific, Inc.
3.600%, 8/15/21	160,000	157,288
Time Warner Cable, Inc.
8.250%, 4/1/19	200,000	230,120
Time Warner, Inc.
4.700%, 1/15/21	188,000	200,409
Toyota Motor Credit Corp.
2.800%, 1/11/16	188,000	195,700
0.800%, 5/17/16	56,000	55,817
3.300%, 1/12/22	94,000	92,717
Travelers Cos., Inc.
5.750%, 12/15/17	113,000	130,884
Tyson Foods, Inc.
4.500%, 6/15/22	75,000	76,980
U.S. Bancorp/Minnesota
2.200%, 11/15/16	188,000	193,655
U.S. Bank N.A./Ohio
4.950%, 10/30/14	100,000	104,787
4.800%, 4/15/15	38,000	40,326
U.S. Treasury Bonds
8.500%, 2/15/20	113,000	159,044
7.125%, 2/15/23	188,000	261,656
U.S. Treasury Notes
0.250%, 10/31/14	1,805,000	1,807,115
2.375%, 10/31/14	1,775,000	1,817,642
2.125%, 11/30/14	1,878,000	1,920,989
0.125%, 12/31/14	1,503,000	1,502,237
0.250%, 2/15/15	1,390,000	1,391,032
4.000%, 2/15/15	225,000	236,679
0.375%, 4/15/15	751,000	752,613
2.500%, 4/30/15	2,100,000	2,174,751
0.250%, 5/15/15	1,127,000	1,126,912
4.125%, 5/15/15	827,000	878,776
0.375%, 6/15/15	2,250,000	2,253,955
1.875%, 6/30/15	1,127,000	1,158,169
1.750%, 7/31/15	4,850,000	4,978,307
0.250%, 8/15/15	2,630,000	2,627,342
1.250%, 9/30/15	2,815,000	2,866,737
1.250%, 10/31/15	3,005,000	3,060,669
0.375%, 11/15/15	1,127,000	1,127,121
2.125%, 12/31/15	1,878,000	1,950,791
2.625%, 4/30/16	1,163,000	1,226,511
5.125%, 5/15/16	3,238,000	3,628,457
1.750%, 5/31/16	2,900,000	2,993,032
1.500%, 6/30/16	376,000	385,591
4.875%, 8/15/16	526,000	589,911
1.000%, 8/31/16	1,691,000	1,708,967
0.875%, 12/31/16	2,066,000	2,073,162
3.250%, 3/31/17	406,000	439,467
0.875%, 4/30/17	1,503,000	1,501,694
4.500%, 5/15/17	1,615,000	1,821,559
0.625%, 5/31/17	1,014,000	1,002,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.750%, 5/31/17	$1,127,000	$1,201,576
2.500%, 6/30/17	1,987,000	2,100,632
4.750%, 8/15/17	2,776,000	3,173,152
0.625%, 8/31/17	1,691,000	1,664,727
1.875%, 8/31/17	1,623,000	1,675,763
1.875%, 9/30/17	2,141,000	2,209,265
0.750%, 10/31/17	1,127,000	1,111,526
1.875%, 10/31/17	1,089,000	1,123,031
4.250%, 11/15/17	1,063,000	1,198,626
0.750%, 12/31/17	3,193,000	3,138,806
2.750%, 12/31/17	2,149,000	2,292,756
0.750%, 2/28/18	1,503,000	1,473,747
2.750%, 2/28/18	939,000	1,002,089
0.625%, 4/30/18	2,818,000	2,739,184
2.625%, 4/30/18	939,000	996,285
1.375%, 6/30/18	376,000	376,991
1.375%, 7/31/18	880,000	881,555
1.500%, 8/31/18	3,251,000	3,272,748
1.375%, 2/28/19	488,000	484,188
3.625%, 8/15/19	843,000	935,714
3.375%, 11/15/19	1,469,000	1,611,395
3.625%, 2/15/20	1,011,000	1,123,158
3.500%, 5/15/20	351,000	387,080
1.375%, 5/31/20	639,000	616,585
2.625%, 8/15/20	376,000	392,410
2.000%, 9/30/20	200,000	199,797
2.625%, 11/15/20	2,024,000	2,104,802
3.625%, 2/15/21	1,890,000	2,091,182
3.125%, 5/15/21	1,446,000	1,545,398
2.125%, 8/15/21	188,000	186,460
2.000%, 11/15/21	1,972,000	1,927,534
2.000%, 2/15/22	488,000	474,351
1.750%, 5/15/22	564,000	534,142
1.625%, 8/15/22	1,503,000	1,400,138
1.625%, 11/15/22	376,000	348,090
2.000%, 2/15/23	2,742,000	2,611,461
1.750%, 5/15/23	1,526,000	1,413,934
2.500%, 8/15/23	750,000	742,324
Unilever Capital Corp.
2.750%, 2/10/16	150,000	156,423
Union Pacific Corp.
5.700%, 8/15/18	94,000	109,388
United Parcel Service, Inc.
3.125%, 1/15/21	75,000	75,760
United Technologies Corp.
4.875%, 5/1/15	19,000	20,295
6.125%, 2/1/19	108,000	128,422
3.100%, 6/1/22	56,000	54,975
UnitedHealth Group, Inc.
5.375%, 3/15/16	75,000	83,042
6.000%, 2/15/18	56,000	65,143
URS Corp.
4.350%, 4/1/17§	56,000	57,948
Valero Energy Corp.
6.125%, 2/1/20	56,000	64,294
Ventas Realty LP/Ventas Capital Corp.
4.250%, 3/1/22	38,000	38,212
Verizon Communications, Inc.
2.500%, 9/15/16	200,000	205,680
5.500%, 2/15/18	94,000	106,417
8.750%, 11/1/18	146,000	187,522
4.500%, 9/15/20	100,000	105,880
2.450%, 11/1/22	94,000	82,888
5.150%, 9/15/23	150,000	159,630
Viacom, Inc.
1.250%, 2/27/15	94,000	94,272
3.500%, 4/1/17	94,000	99,286
3.875%, 12/15/21	75,000	74,656
Virginia Electric & Power Co.
5.400%, 1/15/16	38,000	41,863
Wachovia Corp.
5.750%, 6/15/17	188,000	214,539
Walgreen Co.
3.100%, 9/15/22	19,000	17,788
Wal-Mart Stores, Inc.
3.625%, 7/8/20	113,000	119,297
3.250%, 10/25/20	113,000	115,857
Walt Disney Co.
3.750%, 6/1/21	19,000	19,754
Waste Management, Inc.
7.375%, 3/11/19	31,000	37,337
WellPoint, Inc.
5.250%, 1/15/16	188,000	205,153
Wells Fargo & Co.
5.125%, 9/15/16	38,000	42,019
5.625%, 12/11/17	263,000	302,292
1.500%, 1/16/18	94,000	92,781
3.500%, 3/8/22	56,000	56,181
3.450%, 2/13/23	94,000	88,066
Western Union Co.
5.930%, 10/1/16	38,000	42,302
Williams Partners LP
4.125%, 11/15/20	150,000	150,732
Wisconsin Electric Power Co.
2.950%, 9/15/21	75,000	74,753
Wyndham Worldwide Corp.
4.250%, 3/1/22	56,000	55,160
Xcel Energy, Inc.
4.700%, 5/15/20	94,000	103,878
Xerox Corp.
4.250%, 2/15/15	188,000	195,647
2.950%, 3/15/17	94,000	96,206
6.350%, 5/15/18	38,000	43,693
Yum! Brands, Inc.
3.875%, 11/1/20	75,000	76,117
Zoetis, Inc.
3.250%, 2/1/23§	85,000	80,991

Total United States		163,673,490

Total Investments (98.3%)
(Cost $254,148,063)		259,500,792
Other Assets Less Liabilities (1.7%)		4,617,654

Net Assets (100%)		$264,118,446

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $4,745,770 or 1.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $10,740,818 or 4.1% of net assets.

Glossary:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
EUR	—	European Currency Unit
GBP	—	British Pound
IO	—	Interest Only
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
ZAR	—	South African Rand

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 11/27/13	JPMorgan Chase Bank	2,102	3,325	$3,402,025	$3,325,000	$77,025
British Pound vs. Japanese Yen, expiring 11/27/13#	JPMorgan Chase Bank	2,300	366,012	3,721,877	3,724,805	(2,928)
Poland Zloty vs. U.S. Dollar, expiring 11/21/13	JPMorgan Chase Bank	12,500	3,969	3,990,511	3,969,280	21,231
European Union Euro vs. U.S. Dollar, expiring 10/18/13	JPMorgan Chase Bank	300	395	405,871	395,279	10,592
European Union Euro vs. U.S. Dollar, expiring 10/18/13	JPMorgan Chase Bank	1,750	2,365	2,367,581	2,365,248	2,333
Japanese Yen vs. U.S. Dollar, expiring 11/7/13	JPMorgan Chase Bank	480,000	4,881	4,884,334	4,881,372	2,962
Japanese Yen vs. U.S. Dollar, expiring 11/7/13	JPMorgan Chase Bank	695,000	7,023	7,072,109	7,023,274	48,835
Japanese Yen vs. New Zealand Dollar, expiring 12/13/13#	JPMorgan Chase Bank	365,720	4,550	3,722,412	3,760,010	(37,598)
Japanese Yen vs. Australian Dollar, expiring 12/18/13#	JPMorgan Chase Bank	734,058	7,965	7,471,904	7,392,841	79,063
U.S. Dollar vs. European Union Euro, expiring 10/18/13	JPMorgan Chase Bank	908	685	908,467	926,739	(18,272)
U.S. Dollar vs. European Union Euro, expiring 10/18/13	JPMorgan Chase Bank	536	400	535,737	541,161	(5,424)
U.S. Dollar vs. Poland Zloty, expiring 11/21/13	JPMorgan Chase Bank	3,905	12,500	3,904,833	3,990,510	(85,677)
U.S. Dollar vs. Japanese Yen, expiring 11/7/13	JPMorgan Chase Bank	4,165	412,958	4,165,000	4,202,132	(37,132)
U.S. Dollar vs. British Pound, expiring 11/27/13	JPMorgan Chase Bank	802	500	801,533	809,104	(7,571)
U.S. Dollar vs. South African Rand, expiring 10/31/13	JPMorgan Chase Bank	2,166	21,500	2,165,866	2,131,656	34,210
U.S. Dollar vs. Swedish Krona, expiring 10/30/13	JPMorgan Chase Bank	3,767	24,000	3,766,951	3,731,740	35,211
U.S. Dollar vs. Mexican Peso, expiring 11/26/13	JPMorgan Chase Bank	3,487	45,200	3,487,251	3,437,110	50,141

						$167,001

#	For cross-currency exchange contracts, the U.S. $ Current Value is the value at September 30, 2013 of the currency being purchased, and the U.S. $ Settlement Value is the value at September 30, 2013 of the currency being sold.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$4,670,832	$—	$4,670,832
Consumer Staples	—	6,541,075	—	6,541,075
Energy	—	6,974,785	—	6,974,785
Financials	—	26,517,195	—	26,517,195
Health Care	—	4,312,335	—	4,312,335
Industrials	—	5,210,125	—	5,210,125
Information Technology	—	3,217,761	—	3,217,761
Materials	—	3,801,776	—	3,801,776
Telecommunication Services	—	5,202,435	—	5,202,435
Utilities	—	5,442,378	—	5,442,378
Forward Currency Contracts	—	361,603	—	361,603
Government Securities
Foreign Governments	—	63,906,701	—	63,906,701
Municipal Bonds	—	451,521	—	451,521
Supranational	—	5,050,810	—	5,050,810
U.S. Government Agencies	—	14,014,951	—	14,014,951
U.S. Treasuries	—	104,186,112	—	104,186,112

Total Assets	$—	$259,862,395	$—	$259,862,395

Liabilities:
Forward Currency Contracts	$—	$(194,602)	$—	$(194,602)

Total Liabilities	$—	$(194,602)	$—	$(194,602)

Total	$—	$259,667,793	$—	$259,667,793

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$137,439,493
Long-term U.S. government debt securities	45,987,091

$183,426,584

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$176,712,339
Long-term U.S. government debt securities	63,130,294

$239,842,633

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,150,248
Aggregate gross unrealized depreciation	(3,815,266)

Net unrealized appreciation	$5,334,982

Federal income tax cost of investments	$254,165,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.2%)
AGL Energy Ltd.	30,417	$437,558
ALS Ltd.	20,678	202,550
Alumina Ltd.*	132,164	126,378
Amcor Ltd.	67,707	660,694
AMP Ltd.	163,049	701,220
APA Group	44,133	245,795
Asciano Ltd.	54,769	297,878
ASX Ltd.	10,867	350,059
Aurizon Holdings Ltd.	108,429	473,398
Australia & New Zealand Banking Group Ltd.	151,191	4,341,398
Bendigo and Adelaide Bank Ltd.	21,488	200,863
BHP Billiton Ltd.	176,881	5,897,539
Boral Ltd.	43,933	196,729
Brambles Ltd.	87,212	741,190
Caltex Australia Ltd.	7,899	136,252
CFS Retail Property Trust Group (REIT)	108,338	202,137
Coca-Cola Amatil Ltd.	31,970	365,652
Cochlear Ltd.	3,198	180,437
Commonwealth Bank of Australia	88,621	5,887,253
Computershare Ltd.	25,485	235,848
Crown Ltd.	22,992	333,536
CSL Ltd.	27,163	1,621,783
Dexus Property Group (REIT)	258,138	242,021
Echo Entertainment Group Ltd.	41,762	108,308
Federation Centres Ltd. (REIT)	72,578	154,374
Flight Centre Ltd.	3,529	159,014
Fortescue Metals Group Ltd.	89,200	395,270
Goodman Group (REIT)	91,791	417,883
GPT Group (REIT)	93,665	304,083
Harvey Norman Holdings Ltd.	32,214	95,567
Iluka Resources Ltd.	23,503	251,271
Incitec Pivot Ltd.	91,448	229,489
Insurance Australia Group Ltd.	116,677	638,938
Leighton Holdings Ltd.	8,797	157,979
Lend Lease Group	30,507	289,153
Macquarie Group Ltd.	16,411	733,494
Metcash Ltd.	49,804	148,679
Mirvac Group (REIT)	191,879	311,467
National Australia Bank Ltd.	129,602	4,149,484
Newcrest Mining Ltd.	42,877	467,999
Orica Ltd.	20,480	383,262
Origin Energy Ltd.	60,930	801,467
Qantas Airways Ltd.*	57,491	79,109
QBE Insurance Group Ltd.	66,475	909,753
Ramsay Health Care Ltd.	7,559	255,345
Rio Tinto Ltd.	23,785	1,369,950
Santos Ltd.	52,988	745,442
Seek Ltd.	16,137	178,844
Sonic Healthcare Ltd.	20,742	313,280
SP AusNet	93,733	104,932
Stockland Corp., Ltd. (REIT)	124,066	447,918
Suncorp Group Ltd.	72,185	880,152
Sydney Airport	15,147	55,533
Tabcorp Holdings Ltd.	38,958	119,208
Tatts Group Ltd.	78,106	225,882
Telstra Corp., Ltd.	244,289	1,132,649
Toll Holdings Ltd.	38,276	208,176
Transurban Group	79,687	505,512
Treasury Wine Estates Ltd.	32,786	135,190
Wesfarmers Ltd.	56,108	2,152,874
Westfield Group (REIT)	115,240	1,183,656
Westfield Retail Trust (REIT)	162,816	451,116
Westpac Banking Corp.	170,826	5,215,970
Whitehaven Coal Ltd.*	23,874	44,767
Woodside Petroleum Ltd.	35,863	1,281,722
Woolworths Ltd.	68,805	2,246,586
WorleyParsons Ltd.	11,541	261,844

		54,780,759

Austria (0.3%)
Andritz AG	4,124	242,442
Erste Group Bank AG	97,017	3,065,987
Immofinanz AG*	53,741	234,614
OMV AG	8,270	408,365
Raiffeisen Bank International AG	2,572	84,170
Telekom Austria AG	11,646	97,651
Verbund AG	3,524	79,759
Vienna Insurance Group AG Wiener Versicherung Gruppe	62,435	3,205,454
Voestalpine AG	6,335	302,918

		7,721,360

Belgium (0.3%)
Ageas	12,228	495,287
Anheuser-Busch InBev N.V.	44,189	4,398,693
Belgacom S.A.	8,693	231,090
Colruyt S.A.	4,140	229,829
Delhaize Group S.A.	5,696	359,015
Groupe Bruxelles Lambert S.A.	4,529	385,208
KBC Groep N.V.	12,194	599,076
Solvay S.A.	3,328	499,078
Telenet Group Holding N.V.	2,446	121,790
ThromboGenics N.V.*	2,059	53,440
UCB S.A.	6,266	381,378
Umicore S.A.	6,337	307,857

		8,061,741

Bermuda (0.0%)
Nabors Industries Ltd.	11,981	192,415
Seadrill Ltd.	20,719	929,611

		1,122,026

Brazil (1.8%)
Banco Bradesco S.A.(Preference)	329,458	4,556,192
BM&F Bovespa S.A.	508,500	2,854,189
BRF S.A.	345,959	8,440,195
CCR S.A.	348,569	2,747,598
Cia de Bebidas das Americas (Preference) (ADR)	190,008	7,286,807
Embraer S.A. (ADR)	100,004	3,247,130
Itau Unibanco Holding S.A. (Preference) (ADR)	221,461	3,127,029
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
PDG Realty S.A. Empreendimentos e Participacoes*	782,700	858,169
Petroleo Brasileiro S.A.	201,316	1,546,908
Petroleo Brasileiro S.A. (BM&FBOVESPA) (ADR)	98,357	1,523,550
Petroleo Brasileiro S.A. (Preference)	537,242	4,465,098
Raia Drogasil S.A.	162,900	1,323,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ultrapar Participacoes S.A.	105,300	$2,585,107

		44,561,723

Chile (0.2%)
S.A.C.I. Falabella	310,553	2,977,863
Sociedad Quimica y Minera de Chile S.A. (ADR)	32,277	986,063

		3,963,926

China (1.5%)
AAC Technologies Holdings, Inc.	38,000	172,707
Bank of China Ltd., Class H	17,387,000	7,935,891
China Construction Bank Corp., Class H	5,535,420	4,260,815
China Oilfield Services Ltd., Class H	1,052,000	2,636,816
China Pacific Insurance Group Co., Ltd., Class H	1,079,600	3,869,684
China Petroleum & Chemical Corp., Class H	2,118,000	1,657,610
Chongqing Changan Automobile Co. Ltd., Class B	315,600	481,789
NetEase, Inc. (ADR)	7,800	566,358
Qihoo 360 Technology Co., Ltd. (ADR)*	36,567	3,042,375
Sihuan Pharmaceutical Holdings Group Ltd.	1,886,000	1,293,663
Tencent Holdings Ltd.	147,900	7,757,413
Tsingtao Brewery Co., Ltd., Class H	260,000	1,977,849
Uni-President China Holdings Ltd.	1,502,000	1,496,984
Yangzijiang Shipbuilding Holdings Ltd.	100,497	87,716

		37,237,670

Colombia (0.1%)
Grupo de Inversiones Suramericana S.A.	84,800	1,695,742
Grupo de Inversiones Suramericana S.A. (Preference)	78,500	1,587,880

		3,283,622

Cyprus (0.1%)
Eurasia Drilling Co., Ltd. (GDR)(b)(m)	38,866	1,550,753

Czech Republic (0.1%)
Komercni Banka A/S	13,893	3,092,894

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	30	259,455
A. P. Moller - Maersk A/S, Class B	73	669,342
Carlsberg A/S, Class B	6,002	618,370
Coloplast A/S, Class B	6,395	364,113
Danske Bank A/S*	36,595	787,910
DSV A/S	9,550	270,922
FLSmidth & Co. A/S	31,080	1,674,332
Novo Nordisk A/S, Class B	22,004	3,735,783
Novozymes A/S, Class B	12,180	465,938
TDC A/S	39,147	331,249
Tryg A/S	1,280	117,828
William Demant Holding A/S*	1,401	129,475

		9,424,717

Finland (0.3%)
Elisa Oyj	7,658	182,546
Fortum Oyj	116,818	2,632,900
Kesko Oyj, Class B	3,763	112,913
Kone Oyj, Class B	8,736	779,430
Metso Oyj	7,300	286,793
Neste Oil Oyj	6,641	146,893
Nokia Oyj*	210,101	1,380,814
Nokian Renkaat Oyj	6,228	316,295
Orion Oyj, Class B	5,670	142,828
Pohjola Bank plc, Class A	7,244	120,345
Sampo Oyj, Class A	23,514	1,010,315
Stora Enso Oyj, Class R	30,965	262,447
UPM-Kymmene Oyj	29,474	407,910
Wartsila Oyj	9,411	424,983

		8,207,412

France (4.0%)
Accor S.A.	8,293	344,878
Aeroports de Paris S.A.	1,669	174,739
Air Liquide S.A.	17,157	2,389,557
Alstom S.A.	11,568	412,058
Arkema S.A.	3,423	381,347
AtoS	2,941	229,692
AXA S.A.‡	99,156	2,297,202
BNP Paribas S.A.	54,583	3,692,131
Bouygues S.A.	10,606	387,046
Bureau Veritas S.A.	12,276	386,957
Cap Gemini S.A.	8,307	494,140
Carrefour S.A.	32,664	1,121,308
Casino Guichard Perrachon S.A.	3,106	320,063
CGG*	8,906	205,246
Christian Dior S.A.	3,059	599,857
Cie de Saint-Gobain S.A.	21,891	1,084,066
Cie Generale des Etablissements Michelin	10,099	1,119,910
CNP Assurances S.A.	8,494	153,004
Credit Agricole S.A.*	53,447	589,364
Danone S.A.	31,548	2,374,699
Dassault Systemes S.A.	3,427	457,502
Edenred	10,757	349,263
EDF S.A.	13,495	426,842
Essilor International S.A.	11,174	1,201,781
Eurazeo S.A.	1,619	103,950
European Aeronautic Defence and Space Co. N.V.	190,373	12,129,134
Eutelsat Communications S.A.	7,564	239,144
Fonciere des Regions (REIT)	1,536	127,401
GDF Suez S.A.	73,409	1,844,212
Gecina S.A. (REIT)	1,202	153,718
Groupe Eurotunnel S.A. (Registered)	30,806	280,771
ICADE (REIT)	1,742	159,098
Iliad S.A.	1,238	288,908
Imerys S.A.	1,999	139,571
J.C. Decaux S.A.	3,474	127,905
Kering	34,066	7,634,177
Klepierre S.A. (REIT)	5,745	249,097
Lafarge S.A.	10,478	729,879
Lagardere S.C.A.	6,797	220,734
Legrand S.A.	14,130	784,033
L’Oreal S.A.	13,245	2,274,753
LVMH Moet Hennessy Louis Vuitton S.A.	51,976	10,237,971
Natixis S.A.	49,600	237,405

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Orange S.A.	103,993	$1,304,027
Pernod-Ricard S.A.	11,878	1,474,988
Publicis Groupe S.A.	9,898	787,630
Remy Cointreau S.A.	1,273	135,656
Renault S.A.	10,786	859,897
Rexel S.A.	10,891	276,997
Safran S.A.	13,679	842,654
Sanofi S.A.	65,785	6,672,123
Schneider Electric S.A.	29,241	2,472,814
SCOR SE	7,825	259,094
Societe BIC S.A.	1,547	179,881
Societe Generale S.A.	89,689	4,468,796
Sodexo S.A.	5,291	493,682
Suez Environnement Co. S.A.	16,182	262,483
Technip S.A.	61,717	7,246,431
Thales S.A.	5,117	281,297
Total S.A.	117,906	6,842,144
Unibail-Rodamco SE (REIT)	5,308	1,316,982
Vallourec S.A.	5,796	347,126
Veolia Environnement S.A.	18,969	323,985
Vinci S.A.	25,849	1,502,653
Vivendi S.A.	65,822	1,514,249
Wendel S.A.	1,913	259,318
Zodiac Aerospace	1,936	308,139

		99,587,559

Germany (4.0%)
Adidas AG	11,416	1,238,311
Allianz SE (Registered)	61,893	9,729,652
Axel Springer AG	2,335	129,863
BASF SE	50,550	4,848,608
Bayer AG (Registered)	90,160	10,631,163
Bayerische Motoren Werke (BMW) AG	18,084	1,944,229
Bayerische Motoren Werke (BMW) AG (Preference)	95,980	7,829,747
Beiersdorf AG	5,657	502,348
Brenntag AG	2,926	487,086
Celesio AG	5,074	114,223
Commerzbank AG*	51,928	597,834
Continental AG	5,972	1,012,326
Daimler AG (Registered)	52,849	4,119,644
Deutsche Bank AG (Registered)	175,868	8,075,107
Deutsche Boerse AG	10,679	803,402
Deutsche Lufthansa AG (Registered)*	12,345	240,744
Deutsche Post AG (Registered)	49,758	1,651,240
Deutsche Telekom AG (Registered)	156,552	2,269,345
E.ON SE	100,428	1,786,612
Fraport AG	1,956	137,284
Fresenius Medical Care AG & Co. KGaA	11,768	765,609
Fresenius SE & Co. KGaA	6,957	864,189
Fuchs Petrolub SE (Preference)	1,775	148,641
GEA Group AG	9,804	402,609
Hannover Rueck SE	3,387	249,083
HeidelbergCement AG	7,893	608,755
Henkel AG & Co. KGaA	7,290	645,683
Henkel AG & Co. KGaA (Preference)	9,995	1,029,951
Hochtief AG	1,735	151,464
Hugo Boss AG	1,796	232,330
Infineon Technologies AG	60,977	610,034
K+S AG (Registered)	9,667	250,574
Kabel Deutschland Holding AG	1,216	154,636
Lanxess AG	4,670	303,128
Linde AG	27,949	5,535,502
MAN SE	1,769	210,936
Merck KGaA	3,627	565,998
Metro AG	7,282	288,648
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	9,806	1,916,280
OSRAM Licht AG*	8,832	414,608
Porsche Automobil Holding SE (Preference)	8,592	750,890
ProSiebenSat.1 Media AG (Registered)	6,045	256,789
RWE AG	27,449	933,558
RWE AG (Preference)	2,329	76,407
SAP AG	147,717	10,925,195
Siemens AG (Registered)	86,760	10,453,263
Suedzucker AG	4,589	135,215
Telefonica Deutschland Holding AG	13,275	104,791
ThyssenKrupp AG*	21,655	517,953
United Internet AG (Registered)	5,517	208,983
Volkswagen AG	1,657	375,816
Volkswagen AG (Preference)	7,900	1,862,299

		100,098,585

Greece (0.0%)
Hellenic Telecommunications
Organization S.A.*	11,736	122,253
OPAP S.A.	11,617	129,658

		251,911

Hong Kong (1.4%)
AIA Group Ltd.	663,000	3,115,867
ASM Pacific Technology Ltd.	14,300	145,104
Bank of East Asia Ltd.	65,800	278,695
Beijing Enterprises Holdings Ltd.	184,500	1,332,147
BOC Hong Kong Holdings Ltd.	207,500	666,170
Cathay Pacific Airways Ltd.	63,000	123,467
Cheung Kong Holdings Ltd.	78,000	1,187,715
Cheung Kong Infrastructure Holdings Ltd.	33,000	228,697
China Mengniu Dairy Co., Ltd.	628,000	2,813,729
China Mobile Ltd.	554,000	6,189,366
China Overseas Grand Oceans Group Ltd.	592,000	720,546
China Overseas Land & Investment Ltd.	668,000	1,968,024
CLP Holdings Ltd.	96,500	785,721
First Pacific Co., Ltd.	139,500	154,143
Galaxy Entertainment Group Ltd.*	113,000	792,584
Hang Lung Properties Ltd.	126,000	428,886
Hang Seng Bank Ltd.	42,900	699,706
Henderson Land Development Co., Ltd.	58,300	360,057
HKT Trust/HKT Ltd.	107,000	100,434
Hong Kong & China Gas Co., Ltd.	321,714	774,015
Hong Kong Exchanges and Clearing Ltd.	57,500	921,524
Hopewell Holdings Ltd.	30,000	100,375
Hutchison Whampoa Ltd.	119,000	1,425,379
Hysan Development Co., Ltd.	37,000	164,823
Kerry Properties Ltd.	39,000	166,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Li & Fung Ltd.	330,000	$479,944
Link REIT (REIT)	127,000	623,055
MTR Corp., Ltd.	81,000	320,620
New World Development Co., Ltd.	210,500	316,460
Noble Group Ltd.	210,181	155,808
NWS Holdings Ltd.	76,000	117,980
Orient Overseas International Ltd.	11,000	64,602
PCCW Ltd.	209,000	92,429
Power Assets Holdings Ltd.	78,000	697,946
Sands China Ltd.	135,587	838,252
Shangri-La Asia Ltd.	86,166	142,649
Sino Biopharmaceutical	1,928,000	1,305,071
Sino Land Co., Ltd.	163,400	240,595
SJM Holdings Ltd.	111,000	311,995
Sun Hung Kai Properties Ltd.	88,000	1,197,024
Swire Pacific Ltd., Class A	38,000	455,163
Swire Properties Ltd.	60,000	168,259
Wharf Holdings Ltd.	85,100	737,338
Wheelock & Co., Ltd.	50,000	265,282
Yue Yuen Industrial Holdings Ltd.	43,500	121,427

		34,295,263

Hungary (0.1%)
Richter Gedeon Nyrt	220,180	3,830,923

India (1.6%)
Asian Paints Ltd.	297,710	2,183,904
DLF Ltd.	1,016,953	2,080,039
Glenmark Pharmaceuticals Ltd.	329,028	2,790,471
HCL Technologies Ltd.	137,031	2,379,684
HDFC Bank Ltd.	356,350	3,375,663
ICICI Bank Ltd. (ADR)	122,157	3,723,345
Idea Cellular Ltd.	969,319	2,605,030
IndusInd Bank Ltd.	295,556	1,740,856
Infosys Ltd.	36,672	1,764,919
ING Vysya Bank Ltd.	170,472	1,495,000
ITC Ltd.	740,045	4,023,821
Sun Pharmaceutical Industries Ltd.	294,491	2,790,855
Tata Consultancy Services Ltd.	132,163	4,069,704
Zee Entertainment Enterprises Ltd.	1,079,564	3,940,266

		38,963,557

Indonesia (0.5%)
Bank Tabungan Negara Persero Tbk PT	16,702,089	1,341,360
Gudang Garam Tbk PT	520,000	1,571,675
Harum Energy Tbk PT	409,500	95,479
Kalbe Farma Tbk PT	17,663,500	1,799,908
Matahari Department Store Tbk PT*	1,969,500	1,785,816
PT Bank Rakyat Indonesia (Persero) Tbk	2,330,000	1,458,765
PT Indosat Tbk	5,500,500	1,971,250
PT Lippo Karawaci Tbk*	14,712,500	1,384,855
Semen Indonesia Persero Tbk PT	1,100,500	1,235,449

		12,644,557

Ireland (0.6%)
Accenture plc, Class A	29,777	2,192,778
Bank of Ireland*	1,101,510	312,937
Covidien plc	21,240	1,294,366
CRH plc	40,334	963,360
Eaton Corp. plc	21,962	1,511,864
Elan Corp. plc*	28,200	438,920
Experian plc	56,374	1,074,176
Ingersoll-Rand plc	12,497	811,555
James Hardie Industries plc (CDI)	24,479	243,893
Kerry Group plc, Class A	8,464	514,758
Seagate Technology plc	14,332	626,882
Shire plc	96,213	3,859,714
XL Group plc	13,361	411,786

		14,256,989

Israel (0.1%)
Bank Hapoalim B.M.	59,521	300,979
Bank Leumi Le-Israel B.M.*	74,404	276,583
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	216,676
Delek Group Ltd.	152	49,602
Israel Chemicals Ltd.	25,003	211,004
Israel Corp., Ltd.*	165	87,134
Mizrahi Tefahot Bank Ltd.	5,142	56,614
NICE Systems Ltd.	3,043	125,379
Teva Pharmaceutical Industries Ltd.	46,935	1,767,363

		3,091,334

Italy (0.9%)
Assicurazioni Generali S.p.A.	63,732	1,271,743
Atlantia S.p.A.	18,582	377,834
Banca Monte dei Paschi di Siena S.p.A.*	340,759	94,504
Brunello Cucinelli S.p.A.	14,901	484,215
Enel Green Power S.p.A.	101,237	217,079
Enel S.p.A.	358,606	1,373,917
Eni S.p.A.	139,739	3,204,328
Exor S.p.A.	4,875	182,883
Fiat S.p.A.*	47,905	381,721
Finmeccanica S.p.A.*	21,382	127,914
Gtech Spa	55,568	1,589,203
Intesa Sanpaolo S.p.A.	634,139	1,308,290
Luxottica Group S.p.A.	9,493	504,971
Mediobanca S.p.A.	30,082	209,790
Pirelli & C. S.p.A.	12,791	166,554
Prysmian S.p.A.	96,904	2,372,848
Saipem S.p.A.	14,854	322,729
Snam S.p.A.	108,826	551,211
Telecom Italia S.p.A.	574,021	473,704
Telecom Italia S.p.A. (RNC)	338,405	224,740
Terna Rete Elettrica Nazionale S.p.A.	80,487	363,246
Tod’s S.p.A.	21,306	3,994,982
UniCredit S.p.A.	237,036	1,511,017
Unione di Banche Italiane S.c.p.A.	46,232	233,793

		21,543,216

Japan (7.4%)
ABC-Mart, Inc.	1,600	77,888
Acom Co., Ltd.*	25,800	96,853
Advantest Corp.	8,000	92,049
Aeon Co., Ltd.	33,700	463,184
AEON Financial Service Co., Ltd.	3,300	103,571
Aeon Mall Co., Ltd.	5,580	165,422
Air Water, Inc.	8,000	117,768
Aisin Seiki Co., Ltd.	10,800	459,820

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ajinomoto Co., Inc.	32,000	$419,960
Alfresa Holdings Corp.	2,300	118,399
Amada Co., Ltd.	21,000	188,646
ANA Holdings, Inc.	63,000	137,159
Aozora Bank Ltd.	63,000	186,510
Asahi Glass Co., Ltd.	57,000	353,151
Asahi Group Holdings Ltd.	21,700	569,350
Asahi Kasei Corp.	71,000	533,791
Asics Corp.	7,900	135,987
Astellas Pharma, Inc.	24,100	1,225,902
Bank of Kyoto Ltd.	19,000	166,621
Bank of Yokohama Ltd.	62,000	353,853
Benesse Holdings, Inc.	3,900	141,645
Bridgestone Corp.	36,500	1,327,509
Brother Industries Ltd.	12,600	141,773
Calbee, Inc.	4,400	127,396
Canon, Inc.	62,100	1,977,445
Casio Computer Co., Ltd.	11,700	108,079
Central Japan Railway Co.	8,000	1,023,857
Chiba Bank Ltd.	42,000	305,936
Chiyoda Corp.	9,000	108,042
Chubu Electric Power Co., Inc.	36,200	495,704
Chugai Pharmaceutical Co., Ltd.	12,600	258,166
Chugoku Bank Ltd.	10,000	140,394
Chugoku Electric Power Co., Inc.	16,700	265,039
Citizen Holdings Co., Ltd.	15,700	109,890
Coca-Cola West Co., Ltd.	3,700	73,816
Cosmo Oil Co., Ltd.*	28,000	52,414
Credit Saison Co., Ltd.	8,600	232,641
Dai Nippon Printing Co., Ltd.	31,000	327,361
Daicel Corp.	17,000	153,060
Daido Steel Co., Ltd.	15,000	87,899
Daihatsu Motor Co., Ltd.	10,000	193,296
Dai-ichi Life Insurance Co., Ltd.	311,800	4,440,918
Daiichi Sankyo Co., Ltd.	37,800	683,742
Daikin Industries Ltd.	13,200	699,649
Dainippon Sumitomo Pharma Co., Ltd.	8,400	114,171
Daito Trust Construction Co., Ltd.	4,100	409,187
Daiwa House Industry Co., Ltd.	32,000	601,618
Daiwa Securities Group, Inc.	93,400	836,177
DeNA Co., Ltd.	6,100	123,992
Denso Corp.	26,500	1,234,753
Dentsu, Inc.	11,286	428,270
Don Quijote Co., Ltd.	2,600	162,674
East Japan Railway Co.	18,437	1,583,074
Eisai Co., Ltd.	14,100	572,349
Electric Power Development Co., Ltd.	6,800	221,374
FamilyMart Co., Ltd.	3,300	142,515
FANUC Corp.	25,018	4,125,762
Fast Retailing Co., Ltd.	2,900	1,087,187
Fuji Electric Co., Ltd.	29,000	118,012
Fuji Heavy Industries Ltd.	33,000	909,812
Fujifilm Holdings Corp.	26,000	622,656
Fujitsu Ltd.*	105,000	390,966
Fukuoka Financial Group, Inc.	45,000	202,808
Furukawa Electric Co., Ltd.	38,000	87,370
Gree, Inc.	4,900	38,135
GungHo Online Entertainment, Inc.*	180	139,722
Gunma Bank Ltd.	22,000	128,470
Hachijuni Bank Ltd.	24,000	148,939
Hakuhodo DY Holdings, Inc.	12,300	91,347
Hamamatsu Photonics KK	3,800	142,846
Hankyu Hanshin Holdings, Inc.	63,000	349,306
Hino Motors Ltd.	15,000	220,357
Hirose Electric Co., Ltd.	1,600	245,140
Hiroshima Bank Ltd.	24,000	102,060
Hisamitsu Pharmaceutical Co., Inc.	3,500	195,127
Hitachi Chemical Co., Ltd.	5,400	86,745
Hitachi Construction Machinery Co., Ltd.	6,000	133,984
Hitachi High-Technologies Corp.	3,700	82,812
Hitachi Ltd.	266,200	1,752,189
Hitachi Metals Ltd.	9,000	110,240
Hokkaido Electric Power Co., Inc.*	10,900	146,708
Hokuhoku Financial Group, Inc.	58,000	121,552
Hokuriku Electric Power Co.	9,900	144,429
Honda Motor Co., Ltd.	89,600	3,404,609
Hoya Corp.	24,400	575,651
Hulic Co., Ltd.	13,300	198,631
Ibiden Co., Ltd.	6,400	104,372
Idemitsu Kosan Co., Ltd.	1,300	112,417
IHI Corp.	74,000	310,921
INPEX Corp.	49,200	579,618
Isetan Mitsukoshi Holdings Ltd.	19,400	286,969
Isuzu Motors Ltd.	67,000	440,328
ITOCHU Corp.	84,500	1,033,308
ITOCHU Techno-Solutions Corp.	1,300	46,157
Iyo Bank Ltd.	14,000	146,416
J. Front Retailing Co., Ltd.	26,000	210,021
Japan Airlines Co., Ltd.	3,344	202,079
Japan Exchange Group, Inc.	14,000	309,497
Japan Petroleum Exploration Co.	1,700	72,984
Japan Prime Realty Investment Corp. (REIT)	45	157,943
Japan Real Estate Investment Corp. (REIT)	31	362,053
Japan Retail Fund Investment Corp. (REIT)	125	257,134
Japan Steel Works Ltd.	17,000	98,408
Japan Tobacco, Inc.	60,200	2,161,921
JFE Holdings, Inc.	26,700	690,758
JGC Corp.	11,000	396,154
Joyo Bank Ltd.	37,000	198,372
JSR Corp.	9,900	183,406
JTEKT Corp.	12,300	167,929
JX Holdings, Inc.	126,033	652,635
Kajima Corp.	49,000	198,901
Kamigumi Co., Ltd.	14,000	118,785
Kaneka Corp.	15,000	97,665
Kansai Electric Power Co., Inc.*	37,200	476,850
Kansai Paint Co., Ltd.	12,000	158,950
Kao Corp.	29,500	918,358
Kawasaki Heavy Industries Ltd.	80,000	345,898
KDDI Corp.	143,825	7,374,515
Keikyu Corp.	27,000	254,906
Keio Corp.	32,000	229,188
Keisei Electric Railway Co., Ltd.	15,000	155,959
Keyence Corp.	15,818	5,994,410
Kikkoman Corp.	9,000	164,352
Kinden Corp.	8,000	85,864
Kintetsu Corp.	91,000	338,837

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kirin Holdings Co., Ltd.	48,000	$697,818
Kobe Steel Ltd.*	138,000	255,517
Koito Manufacturing Co., Ltd.	5,000	94,817
Komatsu Ltd.	50,900	1,262,985
Konami Corp.	5,900	136,013
Konica Minolta, Inc.	27,500	230,531
Kubota Corp.	58,000	836,116
Kuraray Co., Ltd.	19,300	230,709
Kurita Water Industries Ltd.	6,600	139,863
Kyocera Corp.	71,300	3,779,165
Kyowa Hakko Kirin Co., Ltd.	11,000	112,803
Kyushu Electric Power Co., Inc.*	24,600	350,624
Lawson, Inc.	3,400	265,995
LIXIL Group Corp.	14,900	306,049
M3, Inc.	44	121,622
Mabuchi Motor Co., Ltd.	1,200	63,116
Makita Corp.	6,300	365,329
Marubeni Corp.	93,000	730,414
Marui Group Co., Ltd.	11,700	109,388
Maruichi Steel Tube Ltd.	2,300	57,047
Mazda Motor Corp.*	144,300	641,529
McDonald’s Holdings Co. Japan Ltd.	3,910	107,719
Medipal Holdings Corp.	7,800	96,096
MEIJI Holdings Co., Ltd.	3,422	186,949
Miraca Holdings, Inc.	3,200	142,591
Mitsubishi Chemical Holdings Corp.	76,000	354,118
Mitsubishi Corp.	76,600	1,547,664
Mitsubishi Electric Corp.	108,000	1,131,695
Mitsubishi Estate Co., Ltd.	68,000	2,003,439
Mitsubishi Gas Chemical Co., Inc.	23,000	192,807
Mitsubishi Heavy Industries Ltd.	170,000	973,702
Mitsubishi Logistics Corp.	7,000	105,468
Mitsubishi Materials Corp.	64,000	263,696
Mitsubishi Motors Corp.*	24,200	266,878
Mitsubishi Tanabe Pharma Corp.	12,900	180,714
Mitsubishi UFJ Financial Group, Inc.	700,800	4,470,233
Mitsubishi UFJ Lease & Finance Co., Ltd.	33,800	178,465
Mitsui & Co., Ltd.	94,600	1,372,395
Mitsui Chemicals, Inc.	46,000	125,886
Mitsui Fudosan Co., Ltd.	46,000	1,541,991
Mitsui O.S.K. Lines Ltd.*	61,000	274,917
Mizuho Financial Group, Inc.	1,255,944	2,721,563
MS&AD Insurance Group Holdings, Inc.	28,407	739,833
Murata Manufacturing Co., Ltd.	79,003	6,019,965
Nabtesco Corp.	5,400	131,409
Namco Bandai Holdings, Inc.	10,300	192,283
NEC Corp.	146,000	337,169
Nexon Co., Ltd.	278,200	3,384,986
NGK Insulators Ltd.	16,000	242,210
NGK Spark Plug Co., Ltd.	9,000	198,596
NHK Spring Co., Ltd.	9,000	91,927
Nidec Corp.	42,578	3,508,640
Nikon Corp.	19,100	332,858
Nintendo Co., Ltd.	5,900	668,060
Nippon Building Fund, Inc. (REIT)	38	471,641
Nippon Electric Glass Co., Ltd.	21,000	112,162
Nippon Express Co., Ltd.	40,000	200,214
Nippon Meat Packers, Inc.	10,000	142,937
Nippon Prologis REIT, Inc. (REIT)	14	139,722
Nippon Steel & Sumitomo Metal Corp.	424,915	1,439,511
Nippon Telegraph & Telephone Corp.	24,459	1,264,070
Nippon Yusen KK	90,000	283,839
Nishi-Nippon City Bank Ltd.	35,000	95,071
Nissan Motor Co., Ltd.	135,600	1,357,448
Nisshin Seifun Group, Inc.	12,100	121,868
Nissin Foods Holdings Co., Ltd.	3,300	135,297
Nitori Holdings Co., Ltd.	1,950	178,544
Nitto Denko Corp.	9,300	604,578
NKSJ Holdings, Inc.	17,481	448,340
NOK Corp.	5,800	90,161
Nomura Holdings, Inc.	198,300	1,543,308
Nomura Real Estate Holdings, Inc.	7,500	184,267
Nomura Real Estate Office Fund, Inc. (REIT)	14	71,926
Nomura Research Institute Ltd.	5,400	187,334
NSK Ltd.	24,000	244,407
NTT Data Corp.	7,000	235,363
NTT DOCOMO, Inc.	83,600	1,353,998
NTT Urban Development Corp.	6,700	87,725
Obayashi Corp.	38,000	226,543
Odakyu Electric Railway Co., Ltd.	35,000	347,169
Oji Holdings Corp.	45,000	210,591
Olympus Corp.*	12,600	382,378
Omron Corp.	11,400	411,140
Ono Pharmaceutical Co., Ltd.	4,600	282,191
Oracle Corp. Japan	2,200	81,917
Oriental Land Co., Ltd.	2,800	462,038
ORIX Corp.	67,600	1,096,923
Osaka Gas Co., Ltd.	105,000	446,513
Otsuka Corp.	800	101,897
Otsuka Holdings Co., Ltd.	20,400	590,655
Panasonic Corp.	123,800	1,193,981
Park24 Co., Ltd.	4,400	78,112
Rakuten, Inc.	40,700	614,879
Resona Holdings, Inc.	105,805	540,354
Ricoh Co., Ltd.	36,000	414,222
Rinnai Corp.	1,800	133,313
Rohm Co., Ltd.	5,400	221,395
Sankyo Co., Ltd.	2,700	131,711
Sanrio Co., Ltd.	2,300	141,096
Santen Pharmaceutical Co., Ltd.	4,300	208,449
SBI Holdings, Inc.	11,660	150,176
Secom Co., Ltd.	11,800	737,087
Sega Sammy Holdings, Inc.	11,100	319,466
Sekisui Chemical Co., Ltd.	24,000	243,675
Sekisui House Ltd.	30,000	402,259
Seven & I Holdings Co., Ltd.	41,900	1,526,039
Seven Bank Ltd.	32,000	106,781
Sharp Corp.*	56,000	205,097
Shikoku Electric Power Co., Inc.*	9,600	162,808
Shimadzu Corp.	14,000	132,458
Shimamura Co., Ltd.	1,200	119,274
Shimano, Inc.	4,200	374,729
Shimizu Corp.	31,000	151,066
Shin-Etsu Chemical Co., Ltd.	22,400	1,367,313
Shinsei Bank Ltd.	96,000	232,443
Shionogi & Co., Ltd.	16,800	352,254

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shiseido Co., Ltd.	20,200	$362,509
Shizuoka Bank Ltd.	33,000	374,668
Showa Denko KK	83,000	112,305
Showa Shell Sekiyu KK	9,500	106,119
SMC Corp.	2,800	664,856
Softbank Corp.	52,700	3,640,399
Sojitz Corp.	66,000	128,918
Sony Corp.	56,400	1,203,797
Sony Financial Holdings, Inc.	10,100	184,748
Stanley Electric Co., Ltd.	7,700	163,330
Sumco Corp.	7,200	58,379
Sumitomo Chemical Co., Ltd.	84,000	319,609
Sumitomo Corp.	63,100	848,652
Sumitomo Electric Industries Ltd.	42,300	611,940
Sumitomo Heavy Industries Ltd.	29,000	131,583
Sumitomo Metal Mining Co., Ltd.	29,000	408,912
Sumitomo Mitsui Financial Group, Inc.	146,363	7,065,389
Sumitomo Mitsui Trust Holdings, Inc.	175,020	863,571
Sumitomo Realty & Development Co., Ltd.	20,000	947,149
Sumitomo Rubber Industries Ltd.	9,100	139,886
Suntory Beverage & Food Ltd.*	6,800	229,330
Suruga Bank Ltd.	11,000	188,789
Suzuken Co., Ltd.	4,100	134,727
Suzuki Motor Corp.	20,700	495,309
Sysmex Corp.	4,100	261,112
T&D Holdings, Inc.	32,500	401,394
Taiheiyo Cement Corp.	64,000	278,671
Taisei Corp.	50,000	245,689
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	92,151
Taiyo Nippon Sanso Corp.	15,000	100,412
Takashimaya Co., Ltd.	14,000	130,892
Takeda Pharmaceutical Co., Ltd.	44,000	2,074,775
TDK Corp.	6,900	270,258
Teijin Ltd.	53,000	121,858
Terumo Corp.	8,500	434,966
THK Co., Ltd.	7,100	157,031
Tobu Railway Co., Ltd.	57,000	300,381
Toho Co., Ltd.	6,000	124,889
Toho Gas Co., Ltd.	23,000	120,271
Tohoku Electric Power Co., Inc.*	26,100	320,226
Tokio Marine Holdings, Inc.	37,800	1,232,504
Tokyo Electric Power Co., Inc.*	76,600	476,144
Tokyo Electron Ltd.	9,600	513,719
Tokyo Gas Co., Ltd.	138,000	755,318
Tokyo Tatemono Co., Ltd.	21,000	191,851
Tokyu Corp.	64,000	455,771
Tokyu Land Corp.†	25,000	258,787
TonenGeneral Sekiyu KK	16,000	147,637
Toppan Printing Co., Ltd.	31,000	249,463
Toray Industries, Inc.	82,000	538,074
Toshiba Corp.	226,000	1,011,649
TOTO Ltd.	16,000	223,653
Toyo Seikan Kaisha Ltd.	8,000	156,590
Toyo Suisan Kaisha Ltd.	5,000	146,396
Toyoda Gosei Co., Ltd.	3,500	86,027
Toyota Boshoku Corp.	3,400	45,416
Toyota Industries Corp.	9,100	391,607
Toyota Motor Corp.	152,100	9,702,091
Toyota Tsusho Corp.	11,900	310,408
Trend Micro, Inc.	6,100	226,822
Tsumura & Co.	3,200	93,693
Ube Industries Ltd.	57,000	107,279
Unicharm Corp.	6,400	373,081
United Urban Investment Corp. (REIT)	115	175,492
USS Co., Ltd.	12,500	180,706
West Japan Railway Co.	9,500	406,404
Yahoo! Japan Corp.	81,700	462,962
Yakult Honsha Co., Ltd.	4,400	220,011
Yamada Denki Co., Ltd.	49,700	146,630
Yamaguchi Financial Group, Inc.	11,000	107,879
Yamaha Corp.	8,300	118,216
Yamaha Motor Co., Ltd.	16,300	237,796
Yamato Holdings Co., Ltd.	21,000	472,577
Yamato Kogyo Co., Ltd.	2,200	81,469
Yamazaki Baking Co., Ltd.	6,000	64,703
Yaskawa Electric Corp.	13,000	182,380
Yokogawa Electric Corp.	10,800	153,603
Yokohama Rubber Co., Ltd.	10,000	98,479

		184,462,151

Luxembourg (0.1%)
ArcelorMittal S.A.	55,146	757,979
Millicom International Cellular S.A. (SDR)	3,523	311,093
SES S.A. (FDR)	17,198	492,083
Tenaris S.A.	26,497	621,578

		2,182,733

Macau (0.0%)
MGM China Holdings Ltd.	54,800	181,939
Wynn Macau Ltd.	87,600	298,743

		480,682

Malaysia (0.5%)
Astro Malaysia Holdings Bhd(b)	2,356,900	2,111,412
CIMB Group Holdings Bhd	1,437,600	3,316,690
Gamuda Berhad	1,846,900	2,606,455
IHH Healthcare Bhd*	1,549,200	1,972,444
IJM Corp. Berhad	1,606,500	2,848,771

		12,855,772

Mexico (1.4%)
Alfa S.A.B. de C.V., Class A	1,857,625	5,006,838
Cemex S.A.B. de C.V. (ADR)*	523,394	5,851,545
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	81,106	7,874,582
Fresnillo plc	10,070	158,622
Grupo Financiero Banorte S.A.B. de C.V., Class O	585,421	3,655,331
Grupo Financiero Santander Mexico S.A.B.de CV (ADR), Class B	267,300	3,694,086
Grupo Televisa S.A.B. (ADR)	105,270	2,942,296
Mexichem S.A.B. de C.V.	510,213	2,223,741
Wal-Mart de Mexico S.A.B. de C.V.	1,333,279	3,505,975

		34,913,016

Netherlands (1.4%)
Aegon N.V.	96,448	713,724
Akzo Nobel N.V.	13,166	865,200
ASML Holding N.V.	19,517	1,927,461
CNH Industrial N.V.*	48,020	615,857
Corio N.V. (REIT)	3,478	149,837
Delta Lloyd N.V.	9,895	210,569
Fugro N.V. (CVA)	3,846	234,606
Gemalto N.V.	4,476	480,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Heineken Holding N.V.	5,661	$358,072
Heineken N.V.	12,926	916,141
ING Groep N.V. (CVA)*	209,522	2,367,106
Koninklijke (Royal) KPN N.V.*	168,621	537,220
Koninklijke Ahold N.V.	56,799	983,943
Koninklijke Boskalis Westminster N.V.	4,217	186,781
Koninklijke DSM N.V.	8,654	653,048
Koninklijke Philips N.V.	53,392	1,721,273
Koninklijke Vopak N.V.	3,948	226,220
OCI*	5,009	169,411
QIAGEN N.V.*	13,153	283,548
Randstad Holding N.V.	6,722	378,668
Reed Elsevier N.V.	38,601	776,271
Royal Dutch Shell plc, Class A	209,073	6,904,753
Royal Dutch Shell plc, Class B	141,342	4,884,132
TNT Express N.V.	18,306	167,116
Unilever N.V. (CVA)	89,547	3,483,486
Wolters Kluwer N.V.	16,937	436,611
Yandex N.V., Class A*	102,900	3,747,618
Ziggo N.V.	8,093	327,802

		34,707,088

New Zealand (0.0%)
Auckland International Airport Ltd.	51,337	141,345
Contact Energy Ltd.	19,112	85,875
Fletcher Building Ltd.	38,243	301,746
SKYCITY Entertainment Group Ltd.	34,110	113,603
Telecom Corp. of New Zealand Ltd.	108,138	208,818

		851,387

Norway (0.2%)
Aker Solutions ASA	9,506	133,502
DNB ASA	54,834	832,552
Gjensidige Forsikring ASA	11,625	175,537
Norsk Hydro ASA	52,285	216,766
Orkla ASA	43,321	315,546
Statoil ASA	60,801	1,380,175
Telenor ASA	38,031	868,991
Yara International ASA	10,493	433,279

		4,356,348

Panama (0.1%)
Copa Holdings S.A., Class A	20,400	2,828,868

Peru (0.2%)
Credicorp Ltd.	35,164	4,517,167

Philippines (0.6%)
BDO Unibank, Inc.	1,953,400	3,364,837
Bloomberry Resorts Corp.*	4,969,300	1,143,601
DMCI Holdings, Inc.	2,196,320	2,320,412
International Container Terminal Services, Inc.	1,197,720	2,668,324
LT Group, Inc.	2,694,500	1,113,941
Metro Pacific Investments Corp.	26,865,400	2,776,626
SM Investments Corp.	129,965	2,328,266

		15,716,007

Poland (0.6%)
Bank Pekao S.A.	85,285	4,874,833
Bank Zachodni WBK S.A.	49,683	5,536,508
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,069,905	2,100,170
Telekomunikacja Polska S.A.	735,454	1,954,711

		14,466,222

Portugal (0.2%)
Banco Espirito Santo S.A. (Registered)*	107,261	114,200
EDP - Energias de Portugal S.A.	107,180	391,496
Galp Energia SGPS S.A., Class B	18,068	300,530
Jeronimo Martins SGPS S.A.	251,924	5,173,578
Portugal Telecom SGPS S.A. (Registered)	35,207	158,655

		6,138,459

Russia (0.5%)
Lukoil OAO (ADR)	80,568	5,120,902
Mail.ru Group Ltd. (GDR)(m)	86,222	3,293,680
MegaFon OAO (GDR)(b)(m)	77,511	2,732,263
NovaTek OAO (GDR)(m)	15,400	1,835,391

		12,982,236

Singapore (0.4%)
Ascendas Real Estate Investment Trust (REIT)	103,000	187,191
CapitaCommercial Trust (REIT)	97,000	112,112
CapitaLand Ltd.	144,000	354,677
CapitaMall Trust (REIT)	127,000	198,414
CapitaMalls Asia Ltd.	71,564	111,520
City Developments Ltd.	20,000	163,405
ComfortDelGro Corp., Ltd.	110,000	172,731
DBS Group Holdings Ltd.	95,000	1,243,394
Genting Singapore plc	342,457	391,715
Global Logistic Properties Ltd.	164,000	377,793
Golden Agri-Resources Ltd.	370,225	153,455
Hutchison Port Holdings Trust, Class U	293,000	228,540
Jardine Cycle & Carriage Ltd.	6,000	182,456
Keppel Corp., Ltd.	80,600	669,445
Keppel Land Ltd.	40,000	112,869
Olam International Ltd.	92,000	112,199
Oversea-Chinese Banking Corp., Ltd.	140,000	1,149,416
Sembcorp Industries Ltd.	55,000	231,916
Sembcorp Marine Ltd.	46,000	166,099
Singapore Airlines Ltd.	30,000	249,651
Singapore Exchange Ltd.	47,000	271,986
Singapore Press Holdings Ltd.	90,000	294,847
Singapore Technologies Engineering Ltd.	86,000	285,855
Singapore Telecommunications Ltd.	434,000	1,290,359
StarHub Ltd.	31,288	106,991
United Overseas Bank Ltd.	71,000	1,169,798
UOL Group Ltd.	24,000	117,652
Wilmar International Ltd.	108,000	272,895

		10,379,381

South Africa (0.4%)
Life Healthcare Group Holdings Ltd.	402,971	1,434,445
Naspers Ltd., Class N	56,309	5,206,995
Pick n Pay Stores Ltd.	351,977	1,458,705
Sasol Ltd.	61,304	2,924,262

		11,024,407

South Korea (2.3%)
Cheil Industries, Inc.	8,826	753,106
Cheil Worldwide, Inc.*	35,228	812,947
Cosmax, Inc.	19,507	883,072

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Coway Co., Ltd.	49,763	$2,755,157
Doosan Infracore Co., Ltd.*	33,490	489,258
GS Retail Co., Ltd.	36,500	1,066,462
Hotel Shilla Co., Ltd.	25,503	1,530,643
Hyundai Engineering & Construction Co., Ltd.	58,553	3,367,135
Hyundai Glovis Co., Ltd.	11,243	2,202,202
Hyundai Motor Co.	35,358	8,258,178
KT Skylife Co. Ltd.	19,530	529,741
LG Display Co., Ltd.*	72,600	1,753,060
LG Household & Health Care Ltd.	3,419	1,733,878
LG Uplus Corp.*	150,540	1,617,919
NCSoft Corp.	12,271	2,180,902
Orion Corp.	1,157	1,026,004
Paradise Co., Ltd.	49,642	1,131,718
Samsung Electronics Co., Ltd.	14,324	18,220,307
Samsung Electronics Co., Ltd. (Preference)	2,206	1,798,177
Shinhan Financial Group Co., Ltd.	79,319	3,221,694
SK Hynix, Inc.*	23,270	655,005
SK Telecom Co., Ltd.	11,689	2,376,576

		58,363,141

Spain (1.5%)
Abertis Infraestructuras S.A.	20,585	400,042
Acciona S.A.	1,127	64,120
ACS Actividades de Construccion y Servicios S.A.	8,664	275,446
Amadeus IT Holding S.A., Class A	20,520	727,325
Banco Bilbao Vizcaya Argentaria S.A.	712,645	7,963,481
Banco de Sabadell S.A.†	27,336	68,453
Banco de Sabadell S.A.	136,680	344,113
Banco Popular Espanol S.A.*	71,323	382,966
Banco Santander S.A.	613,178	5,000,454
Bankia S.A.*	201,517	219,461
CaixaBank	67,344	295,549
Cemex Latam Holdings S.A.*	265,289	2,087,476
Distribuidora Internacional de Alimentacion S.A.	33,100	286,991
Enagas S.A.	10,312	252,715
Ferrovial S.A.	22,079	396,967
Gas Natural SDG S.A.	19,492	406,885
Grifols S.A.	8,537	350,521
Iberdrola S.A.	263,215	1,529,408
Inditex S.A.	54,244	8,358,437
Mapfre S.A.	40,706	145,713
Red Electrica Corporacion S.A.	6,178	351,617
Repsol S.A.	167,680	4,156,951
Telefonica S.A.	224,941	3,502,624
Zardoya Otis S.A.	9,473	153,786

		37,721,501

Sweden (1.6%)
Alfa Laval AB	16,488	397,916
Assa Abloy AB, Class B	147,052	6,750,018
Atlas Copco AB, Class A	37,668	1,103,073
Atlas Copco AB, Class B	21,898	578,568
Boliden AB	15,362	230,190
Electrolux AB	13,506	350,748
Elekta AB, Class B	20,736	333,624
Getinge AB, Class B	11,236	401,592
Hennes & Mauritz AB, Class B	52,921	2,298,264
Hexagon AB, Class B	13,296	400,947
Husqvarna AB, Class B	23,733	154,104
Industrivarden AB, Class C	6,161	113,409
Investment AB Kinnevik, Class B	11,221	388,484
Investor AB, Class B	25,559	775,515
Lundin Petroleum AB*	12,497	269,514
Nordea Bank AB	154,761	1,866,273
Ratos AB, Class B	10,087	93,937
Sandvik AB	59,145	817,227
Scania AB, Class B	17,964	384,901
Securitas AB, Class B	18,246	208,389
Skandinaviska Enskilda Banken AB, Class A	82,915	878,602
Skanska AB, Class B	21,329	410,205
SKF AB, Class B	21,995	612,275
Svenska Cellulosa AB S.C.A., Class B	32,467	818,407
Svenska Handelsbanken AB, Class A	27,492	1,175,961
Swedbank AB, Class A	49,414	1,151,022
Swedish Match AB	11,378	401,533
Tele2 AB, Class B	17,843	228,219
Telefonaktiebolaget LM Ericsson, Class B	1,030,329	13,707,366
TeliaSonera AB	129,340	990,975
Volvo AB, Class B	84,378	1,263,694

		39,554,952

Switzerland (4.1%)
ABB Ltd. (Registered)*	120,622	2,852,993
ACE Ltd.	15,686	1,467,582
Actelion Ltd. (Registered)*	6,227	442,056
Adecco S.A. (Registered)*	7,437	529,599
Aryzta AG*	4,898	327,400
Baloise Holding AG (Registered)	2,732	302,095
Banque Cantonale Vaudoise (Registered)	173	95,314
Barry Callebaut AG (Registered)*	107	107,432
Cie Financiere Richemont S.A. (Registered)	28,635	2,868,725
Coca-Cola HBC AG (ADR)	10,959	327,345
Coca-Cola HBC AG (CDI)*	148,644	4,451,836
Credit Suisse Group AG (Registered)*	193,220	5,901,185
EMS-Chemie Holding AG (Registered)	413	146,138
Garmin Ltd.	5,698	257,493
Geberit AG (Registered)*	2,119	572,190
Givaudan S.A. (Registered)*	466	680,694
Glencore Xstrata plc*	581,276	3,168,440
Holcim Ltd. (Registered)*	12,844	955,826
Julius Baer Group Ltd.*	12,408	578,999
Kuehne + Nagel International AG (Registered)	3,031	397,162
Lindt & Spruengli AG	48	196,968
Lindt & Spruengli AG (Registered)	6	285,288
Lonza Group AG (Registered)*	2,834	231,897
Nestle S.A. (Registered)	233,781	16,350,581
Noble Corp.	11,680	441,154
Novartis AG (Registered)	126,838	9,747,599
Pargesa Holding S.A.	1,598	119,892
Partners Group Holding AG	966	236,813

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair Ltd. (Registered)	9,195	$597,123
Roche Holding AG	54,619	14,730,551
Schindler Holding AG	2,729	409,795
Schindler Holding AG (Registered)	1,251	181,768
SGS S.A. (Registered)	307	732,917
Sika AG	123	358,521
Sonova Holding AG (Registered)*	2,809	349,125
STMicroelectronics N.V.	35,523	327,607
Sulzer AG (Registered)	1,307	202,333
Swatch Group AG	7,542	4,853,700
Swatch Group AG (Registered)	2,392	269,789
Swiss Life Holding AG (Registered)*	1,665	315,197
Swiss Prime Site AG (Registered)*	3,048	235,758
Swiss Reinsurance AG*	19,191	1,587,313
Swisscom AG (Registered)	1,308	628,581
Syngenta AG (Registered)	5,139	2,099,128
TE Connectivity Ltd.	19,157	991,950
Transocean Ltd.	77,869	3,463,571
Tyco International Ltd.	21,397	748,467
UBS AG (Registered)*	582,756	11,921,254
Wolseley plc	15,296	791,663
Zurich Insurance Group AG*	8,215	2,115,634

		101,952,441

Taiwan (1.3%)
Asustek Computer, Inc.	48,862	389,184
Chailease Holding Co., Ltd.*	1,051,600	2,468,328
China Life Insurance Co., Ltd.	1,296,035	1,168,172
Cleanaway Co., Ltd.	125,000	727,162
Eclat Textile Co. Ltd.	143,740	1,261,559
Fubon Financial Holding Co. Ltd. (Registered) (GDR)*†	154,488	2,137,031
Ginko International Co. Ltd.	60,000	1,110,021
Hon Hai Precision Industry Co., Ltd.	301,879	774,939
Lung Yen Life Service Corp.	142,000	431,758
MediaTek, Inc.	232,000	2,867,927
Siliconware Precision Industries Co.	1,060,000	1,238,644
St Shine Optical Co. Ltd.	21,000	578,145
Taiwan Cement Corp.	933,000	1,350,573
Taiwan Semiconductor Manufacturing Co., Ltd.	3,335,133	11,336,316
TPK Holding Co., Ltd.	155,000	1,407,566
Uni-President Enterprises Corp.	1,646,863	3,069,035

		32,316,360

Thailand (0.9%)
Advanced Info Service
PCL (NVDR)	408,900	3,333,424
Bangkok Bank PCL (NVDR)	678,300	4,250,217
Bank of Ayudhya PCL(b)	2,277,400	2,748,461
BTS Rail Mass Transit Growth Infrastructure Fund	6,689,300	2,074,367
Land and Houses PCL (NVDR)	8,371,000	2,890,243
Minor International PCL	1,515,000	1,172,091
Minor International PCL (NVDR)	567,400	438,973
Robinson Department Store PCL	900,900	1,368,055
Robinson Department Store PCL (NVDR)	155,200	235,678
Supalai PCL	6,500	3,283
Supalai PCL (NVDR)	3,399,800	1,717,290
Total Access Communication PCL (NVDR)	651,900	2,209,124

		22,441,206

Turkey (0.3%)
Anadolu Efes Biracilik Ve Malt Sanayii A/S	251,930	2,918,325
Pegasus Hava Tasimaciligi AS*	54,873	907,284
Tupras Turkiye Petrol Rafinerileri A/S	53,790	1,137,018
Turkiye Sise ve Cam Fabrikalari A/S	1,120,153	1,541,558

		6,504,185

United Kingdom (6.1%)
3i Group plc	55,991	329,762
Aberdeen Asset Management plc	54,136	331,808
Admiral Group plc	11,407	227,696
Aggreko plc	14,988	389,196
AMEC plc	15,179	263,917
Anglo American plc	77,698	1,909,421
Antofagasta plc	22,132	293,264
Aon plc	14,255	1,061,142
ARM Holdings plc	77,185	1,232,054
Associated British Foods plc	19,994	607,229
AstraZeneca plc	69,109	3,597,519
Aviva plc	163,019	1,047,201
Babcock International Group plc	20,162	390,378
BAE Systems plc	181,584	1,335,783
Barclays plc	675,118	2,901,778
BG Group plc	186,938	3,572,594
BHP Billiton plc	115,987	3,417,439
BP plc	1,048,202	7,349,422
British American Tobacco plc	105,604	5,601,580
British Land Co. plc (REIT)	50,719	474,179
British Sky Broadcasting Group plc	57,490	809,714
BT Group plc	436,413	2,419,087
Bunzl plc	18,566	402,156
Burberry Group plc	24,615	651,136
Capita plc	36,695	591,679
Carnival plc	10,167	344,659
Centrica plc	284,356	1,701,891
Cobham plc	60,576	281,745
Compass Group plc	101,175	1,392,234
Croda International plc	7,651	328,854
Delphi Automotive plc	13,033	761,388
Diageo plc	138,025	4,390,766
Direct Line Insurance Group plc	40,565	140,010
easyJet plc	7,938	164,234
Ensco plc, Class A	10,743	577,436
G4S plc	79,177	325,961
GKN plc	87,207	482,834
GlaxoSmithKline plc	271,117	6,836,044
Hammerson plc (REIT)	39,942	323,957
Hargreaves Lansdown plc	11,789	186,940
HSBC Holdings plc	1,025,501	11,113,269
ICAP plc	31,794	192,657
IMI plc	18,160	427,759
Imperial Tobacco Group plc	54,376	2,013,230
Inmarsat plc	25,680	294,755
InterContinental Hotels Group plc	15,247	444,794

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
International Consolidated Airlines Group S.A.*	54,312	$296,843
Intertek Group plc	8,989	480,953
Intu Properties plc (REIT)	39,218	203,866
Invensys plc	37,522	302,507
Investec plc	31,026	201,113
ITV plc	207,444	588,712
J Sainsbury plc	68,514	434,241
Johnson Matthey plc	11,499	522,730
Kingfisher plc	132,915	830,365
Land Securities Group plc (REIT)	43,723	650,497
Legal & General Group plc	329,476	1,046,509
Lloyds Banking Group plc*	2,540,702	3,026,450
London Stock Exchange Group plc	9,901	246,362
Marks & Spencer Group plc	90,012	723,648
Meggitt plc	43,724	388,608
Melrose Industries plc	67,417	327,206
Mondi plc	215,427	3,649,509
National Grid plc	203,453	2,406,048
Next plc	8,705	727,174
Old Mutual plc	273,045	829,253
Pearson plc	45,771	931,420
Persimmon plc*	15,906	279,647
Petrofac Ltd.	14,557	331,107
Prudential plc	434,842	8,102,645
Randgold Resources Ltd.	4,890	352,360
Reckitt Benckiser Group plc	35,460	2,594,760
Reed Elsevier plc	64,261	866,588
Resolution Ltd.	77,275	397,569
Rexam plc	44,309	345,461
Rio Tinto plc	70,218	3,436,423
Rolls-Royce Holdings plc*	102,823	1,851,037
Royal Bank of Scotland Group plc*	114,981	669,928
RSA Insurance Group plc	198,227	387,980
SABMiller plc (Johannesburg Stock Exchange)	60,138	3,075,048
SABMiller plc (Quote MTF Exchange)	53,289	2,711,884
Sage Group plc	59,005	315,035
Schroders plc	5,089	212,226
Segro plc (REIT)	41,688	209,215
Serco Group plc	27,963	247,397
Severn Trent plc	13,336	380,626
Smith & Nephew plc	50,271	627,468
Smiths Group plc	22,034	499,035
SSE plc	52,634	1,255,983
Standard Chartered plc	133,691	3,205,363
Standard Life plc	132,084	738,572
Subsea 7 S.A.	13,689	284,559
Tate & Lyle plc	26,196	312,340
Tesco plc	441,672	2,566,932
Travis Perkins plc	12,871	343,808
TUI Travel plc	26,702	158,949
Tullow Oil plc	50,759	841,459
Unilever plc	210,571	8,317,799
United Utilities Group plc	38,264	428,044
Vedanta Resources plc	4,137	72,466
Vodafone Group plc	2,686,949	9,395,788
Weir Group plc	11,864	447,514
Whitbread plc	9,987	479,218
William Hill plc	45,288	295,466
WM Morrison Supermarkets plc	119,363	541,063
WPP plc	72,568	1,492,000

		151,817,327

United States (32.9%)
3M Co.	75,493	9,014,619
Abbott Laboratories	71,880	2,385,697
AbbVie, Inc.	73,237	3,275,891
Abercrombie & Fitch Co., Class A	3,614	127,827
Actavis, Inc.*	8,001	1,152,144
Adobe Systems, Inc.*	134,058	6,962,973
ADT Corp.*	9,232	375,373
AES Corp.	28,578	379,802
Aetna, Inc.	105,199	6,734,840
Aflac, Inc.	21,499	1,332,723
Agilent Technologies, Inc.	15,273	782,741
AGL Resources, Inc.	5,421	249,529
Air Products and Chemicals, Inc.	9,701	1,033,836
Airgas, Inc.	3,040	322,392
Akamai Technologies, Inc.*	8,196	423,733
Alcoa, Inc.	49,320	400,478
Alexion Pharmaceuticals, Inc.*	8,999	1,045,324
Allegheny Technologies, Inc.	4,981	152,020
Allergan, Inc.	39,202	3,545,821
Allstate Corp.	21,399	1,081,719
Altera Corp.	184,327	6,849,591
Altria Group, Inc.	92,620	3,181,497
Amazon.com, Inc.*	17,093	5,343,956
Ameren Corp.	11,190	389,860
American Electric Power Co., Inc.	22,413	971,604
American Express Co.	42,845	3,235,654
American International Group, Inc.	68,274	3,320,165
American Tower Corp. (REIT)	18,237	1,351,909
Ameriprise Financial, Inc.	9,135	832,016
AmerisourceBergen Corp.	10,648	650,593
AMETEK, Inc.	11,294	519,750
Amgen, Inc.	34,796	3,895,064
Amphenol Corp., Class A	7,370	570,291
Anadarko Petroleum Corp.	23,230	2,160,158
Analog Devices, Inc.	14,418	678,367
Apache Corp.	18,657	1,588,457
Apartment Investment & Management Co. (REIT), Class A	6,887	192,423
Apple, Inc.	41,954	20,001,569
Applied Materials, Inc.	55,410	971,891
Archer-Daniels-Midland Co.	30,390	1,119,568
Assurant, Inc.	3,373	182,479
AT&T, Inc.	245,255	8,294,524
Autodesk, Inc.*	10,368	426,851
Automatic Data Processing, Inc.	22,239	1,609,659
AutoNation, Inc.*	2,983	155,623
AutoZone, Inc.*	1,640	693,277
AvalonBay Communities, Inc. (REIT)	5,608	712,721
Avery Dennison Corp.	4,586	199,583
Avon Products, Inc.	19,974	411,464
Baker Hughes, Inc.	20,374	1,000,363
Ball Corp.	6,642	298,093
Bank of America Corp.	496,101	6,846,194
Bank of New York Mellon Corp.	53,124	1,603,814
Baxter International, Inc.	25,130	1,650,790

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
BB&T Corp.	32,643	$1,101,701
Beam, Inc.	7,420	479,703
Becton, Dickinson and Co.	8,958	895,979
Bed Bath & Beyond, Inc.*	10,080	779,789
Bemis Co., Inc.	4,670	182,177
Berkshire Hathaway, Inc., Class B*	83,119	9,434,838
Best Buy Co., Inc.	12,382	464,325
Biogen Idec, Inc.*	18,408	4,431,910
BlackRock, Inc.	5,757	1,557,959
Boeing Co.	32,059	3,766,932
BorgWarner, Inc.	5,329	540,307
Boston Properties, Inc. (REIT)	6,998	748,086
Boston Scientific Corp.*	62,215	730,404
Bristol-Myers Squibb Co.	76,042	3,519,224
Broadcom Corp., Class A	25,426	661,330
Brown-Forman Corp., Class B	7,514	511,929
C.H. Robinson Worldwide, Inc.	7,405	441,042
C.R. Bard, Inc.	3,661	421,747
CA, Inc.	15,276	453,239
Cablevision Systems Corp. - New York Group, Class A	9,980	168,063
Cabot Oil & Gas Corp.	19,438	725,426
Cameron International Corp.*	11,439	667,694
Campbell Soup Co.	8,232	335,125
Capital One Financial Corp.	27,081	1,861,548
Cardinal Health, Inc.	15,763	822,040
CareFusion Corp.*	9,876	364,424
CarMax, Inc.*	10,356	501,955
Carnival Corp.	20,209	659,622
Caterpillar, Inc.	29,379	2,449,327
CBRE Group, Inc., Class A*	12,798	296,018
CBS Corp., Class B	25,972	1,432,616
Celgene Corp.*	18,992	2,923,439
CenterPoint Energy, Inc.	19,763	473,719
CenturyLink, Inc.	27,734	870,293
Cerner Corp.*	13,678	718,779
CF Industries Holdings, Inc.	2,645	557,645
Charles Schwab Corp.	53,433	1,129,574
Chesapeake Energy Corp.	23,391	605,359
Chevron Corp.	89,219	10,840,108
Chipotle Mexican Grill, Inc.*	1,426	611,326
Chubb Corp.	11,798	1,053,089
Cigna Corp.	13,037	1,002,024
Cincinnati Financial Corp.	6,778	319,650
Cintas Corp.	4,804	245,965
Cisco Systems, Inc.	247,622	5,799,307
Citigroup, Inc.	225,256	10,927,169
Citrix Systems, Inc.*	8,629	609,294
Cliffs Natural Resources, Inc.	6,960	142,680
Clorox Co.	6,072	496,204
CME Group, Inc./Illinois	14,521	1,072,811
CMS Energy Corp.	12,256	322,578
Coach, Inc.	12,958	706,600
Coca-Cola Co.	176,056	6,669,001
Coca-Cola Enterprises, Inc.	11,478	461,530
Cognizant Technology Solutions Corp., Class A*	13,909	1,142,207
Colgate-Palmolive Co.	146,087	8,662,959
Comcast Corp., Class A	120,778	5,453,127
Comerica, Inc.	8,608	338,380
Computer Sciences Corp.	6,740	348,728
ConAgra Foods, Inc.	19,535	592,692
ConocoPhillips Co.	56,521	3,928,775
CONSOL Energy, Inc.	10,545	354,839
Consolidated Edison, Inc.	13,507	744,776
Constellation Brands, Inc., Class A*	7,671	440,315
Corning, Inc.	67,338	982,461
Costco Wholesale Corp.	20,136	2,318,056
Crown Castle International Corp.*	13,519	987,293
CSX Corp.	47,125	1,212,997
Cummins, Inc.	8,040	1,068,275
CVS Caremark Corp.	56,737	3,219,825
D.R. Horton, Inc.	12,931	251,249
Danaher Corp.	27,634	1,915,589
Darden Restaurants, Inc.	5,987	277,138
DaVita HealthCare Partners, Inc.*	8,161	464,361
Deere & Co.	17,678	1,438,812
Dell, Inc.	67,679	931,940
Delta Air Lines, Inc.	39,650	935,343
Denbury Resources, Inc.*	17,211	316,855
DENTSPLY International, Inc.	6,609	286,897
Devon Energy Corp.	17,636	1,018,655
Diamond Offshore Drilling, Inc.	3,202	199,549
DIRECTV*	23,576	1,408,666
Discover Financial Services	22,338	1,128,963
Discovery Communications, Inc., Class A*	10,660	899,917
Dollar General Corp.*	13,715	774,349
Dollar Tree, Inc.*	10,322	590,006
Dominion Resources, Inc.	26,800	1,674,464
Dover Corp.	7,891	708,849
Dow Chemical Co.	56,027	2,151,437
Dr. Pepper Snapple Group, Inc.	9,411	421,801
DTE Energy Co.	8,022	529,292
Duke Energy Corp.	32,542	2,173,155
Dun & Bradstreet Corp.	1,749	181,634
E*TRADE Financial Corp.*	13,226	218,229
E.I. du Pont de Nemours & Co.	42,656	2,497,935
Eastman Chemical Co.	7,149	556,907
eBay, Inc.*	190,480	10,626,879
Ecolab, Inc.	12,533	1,237,759
Edison International	15,025	692,051
Edwards Lifesciences Corp.*	5,210	362,772
Electronic Arts, Inc.*	14,321	365,902
Eli Lilly and Co.	45,713	2,300,735
EMC Corp.	96,087	2,455,984
Emerson Electric Co.	86,255	5,580,698
Entergy Corp.	8,217	519,232
EOG Resources, Inc.	12,606	2,133,944
EQT Corp.	6,937	615,451
Equifax, Inc.	5,563	332,946
Equity Residential (REIT)	15,488	829,692
Estee Lauder Cos., Inc., Class A	11,818	826,078
Exelon Corp.	39,465	1,169,743
Expedia, Inc.	4,975	257,655
Expeditors International of Washington, Inc.	9,529	419,848
Express Scripts Holding Co.*	37,641	2,325,461
Exxon Mobil Corp.	203,263	17,488,749
F5 Networks, Inc.*	3,635	311,738
Facebook, Inc., Class A*	81,945	4,116,917
Family Dollar Stores, Inc.	4,539	326,899
Fastenal Co.	12,650	635,662
FedEx Corp.	13,729	1,566,616

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fidelity National Financial, Inc., Class A	83,792	$2,228,867
Fidelity National Information Services, Inc.	13,517	627,729
Fifth Third Bancorp	40,998	739,604
First Solar, Inc.*	3,274	131,648
FirstEnergy Corp.	19,286	702,975
Fiserv, Inc.*	6,006	606,906
FLIR Systems, Inc.	6,476	203,346
Flowserve Corp.	6,431	401,230
Fluor Corp.	7,511	532,981
FMC Corp.	6,278	450,258
FMC Technologies, Inc.*	10,938	606,184
Ford Motor Co.	181,971	3,069,851
Forest Laboratories, Inc.*	10,822	463,073
Fossil Group, Inc.*	2,320	269,677
Franklin Resources, Inc.	18,771	948,874
Freeport-McMoRan Copper & Gold, Inc.	47,874	1,583,672
Frontier Communications Corp.	45,197	188,471
Fusion-io, Inc.*	136,248	1,824,361
GameStop Corp., Class A	5,298	263,046
Gannett Co., Inc.	10,557	282,822
Gap, Inc.	12,734	512,926
General Dynamics Corp.	15,309	1,339,844
General Electric Co.	470,275	11,234,870
General Mills, Inc.	29,726	1,424,470
General Motors Co.*	43,484	1,564,119
Genuine Parts Co.	7,146	578,040
Genworth Financial, Inc., Class A*	22,743	290,883
Gilead Sciences, Inc.*	134,680	8,463,291
Goldman Sachs Group, Inc.	42,589	6,738,006
Goodyear Tire & Rubber Co.*	11,162	250,587
Google, Inc., Class A*	22,272	19,508,268
H&R Block, Inc.	12,559	334,823
Halliburton Co.	39,046	1,880,065
Harley-Davidson, Inc.	10,336	663,985
Harman International Industries, Inc.	3,135	207,631
Harris Corp.	4,885	289,680
Hartford Financial Services Group, Inc.	21,023	654,236
Hasbro, Inc.	5,311	250,361
HCP, Inc. (REIT)	20,958	858,230
Health Care REIT, Inc. (REIT)	13,276	828,157
Helmerich & Payne, Inc.	4,908	338,407
Hershey Co.	6,913	639,452
Hess Corp.	13,319	1,030,091
Hewlett-Packard Co.	88,927	1,865,688
Home Depot, Inc.	66,148	5,017,326
Honeywell International, Inc.	36,279	3,012,608
Hormel Foods Corp.	6,210	261,565
Hospira, Inc.*	7,633	299,366
Host Hotels & Resorts, Inc. (REIT)	34,891	616,524
Hudson City Bancorp, Inc.	21,658	196,005
Humana, Inc.	7,263	677,856
Huntington Bancshares, Inc./Ohio	38,685	319,538
Illinois Tool Works, Inc.	18,976	1,447,300
Integrys Energy Group, Inc.	3,650	203,998
Intel Corp.	230,095	5,273,777
IntercontinentalExchange, Inc.*	3,356	608,846
International Business Machines Corp.	47,551	8,805,494
International Flavors & Fragrances, Inc.	3,759	309,366
International Game Technology	12,012	227,387
International Paper Co.	20,513	918,982
Interpublic Group of Cos., Inc.	19,759	339,460
Intuit, Inc.	93,728	6,215,104
Intuitive Surgical, Inc.*	1,825	686,693
Invesco Ltd.	20,505	654,109
Iron Mountain, Inc.	8,054	217,619
J.C. Penney Co., Inc.*	8,912	78,604
J.M. Smucker Co.	4,853	509,759
Jabil Circuit, Inc.	8,492	184,107
Jacobs Engineering Group, Inc.*	6,033	351,000
JDS Uniphase Corp.*	10,913	160,530
Johnson & Johnson	130,145	11,282,270
Johnson Controls, Inc.	31,587	1,310,860
Joy Global, Inc.	4,901	250,147
JPMorgan Chase & Co.	173,826	8,985,066
Juniper Networks, Inc.*	161,925	3,215,830
Kansas City Southern	5,081	555,658
Kellogg Co.	11,895	698,593
KeyCorp	42,451	483,941
Kimberly-Clark Corp.	17,735	1,670,992
Kimco Realty Corp. (REIT)	18,851	380,413
Kinder Morgan, Inc.	31,113	1,106,689
KLA-Tencor Corp.	7,650	465,502
Kohl’s Corp.	9,396	486,243
Kraft Foods Group, Inc.	27,594	1,447,029
Kroger Co.	23,982	967,434
L Brands, Inc.	11,258	687,864
L-3 Communications Holdings, Inc.	4,151	392,269
Laboratory Corp. of America Holdings*	4,160	412,422
Lam Research Corp.*	7,505	384,181
Legg Mason, Inc.	5,048	168,805
Leggett & Platt, Inc.	6,592	198,749
Lennar Corp., Class A	7,631	270,137
Leucadia National Corp.	14,498	394,926
Life Technologies Corp.*	7,946	594,599
Lincoln National Corp.	12,158	510,514
Linear Technology Corp.	10,758	426,662
Lockheed Martin Corp.	12,455	1,588,635
Loews Corp.	14,170	662,306
Lorillard, Inc.	17,197	770,082
Lowe’s Cos., Inc.	48,568	2,312,322
LSI Corp.	25,178	196,892
LyondellBasell Industries N.V., Class A	20,700	1,515,861
M&T Bank Corp.	6,012	672,863
Macerich Co. (REIT)	6,514	367,650
Macy’s, Inc.	17,371	751,643
Marathon Oil Corp.	32,685	1,140,053
Marathon Petroleum Corp.	14,456	929,810
Marriott International, Inc., Class A	10,497	441,504
Marsh & McLennan Cos., Inc.	25,383	1,105,430
Masco Corp.	16,459	350,248
Mastercard, Inc., Class A	4,791	3,223,289
Mattel, Inc.	15,928	666,746
Maxim Integrated Products, Inc.	175,221	5,221,586

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
McCormick & Co., Inc. (Non-Voting)	6,083	$393,570
McDonald’s Corp.	97,124	9,344,300
McGraw Hill Financial, Inc.	113,262	7,428,855
McKesson Corp.	10,563	1,355,233
Mead Johnson Nutrition Co.	9,337	693,366
MeadWestvaco Corp.	8,162	313,258
Medivation, Inc.*	17,767	1,064,954
Medtronic, Inc.	46,060	2,452,695
Merck & Co., Inc.	135,135	6,433,777
MetLife, Inc.	51,727	2,428,583
Microchip Technology, Inc.	9,092	366,317
Micron Technology, Inc.*	48,098	840,272
Microsoft Corp.	491,877	16,384,423
Molex, Inc.	6,234	240,134
Molson Coors Brewing Co., Class B	7,243	363,092
Mondelez International, Inc., Class A	82,282	2,585,300
Monsanto Co.	24,616	2,569,172
Monster Beverage Corp.*	6,259	327,033
Moody’s Corp.	8,943	628,961
Morgan Stanley	64,239	1,731,241
Mosaic Co.	15,747	677,436
Motorola Solutions, Inc.	10,924	648,667
Murphy Oil Corp.	8,111	489,256
Mylan, Inc.*	17,575	670,838
NASDAQ OMX Group, Inc.	5,331	171,072
National Oilwell Varco, Inc.	19,703	1,539,001
NetApp, Inc.	15,702	669,219
Netflix, Inc.*	2,724	842,288
Newell Rubbermaid, Inc.	13,306	365,915
Newfield Exploration Co.*	6,349	173,772
Newmont Mining Corp.	22,929	644,305
News Corp., Class A*	22,951	368,593
NextEra Energy, Inc.	19,581	1,569,613
Nielsen Holdings N.V.	9,946	362,532
NIKE, Inc., Class B	34,548	2,509,567
NiSource, Inc.	14,391	444,538
Noble Energy, Inc.	16,561	1,109,753
Nordstrom, Inc.	6,658	374,180
Norfolk Southern Corp.	14,399	1,113,763
Northeast Utilities	14,509	598,496
Northern Trust Corp.	10,437	567,668
Northrop Grumman Corp.	10,628	1,012,423
NRG Energy, Inc.	14,873	406,479
Nucor Corp.	14,655	718,388
NVIDIA Corp.	26,653	414,721
NYSE Euronext	11,207	470,470
Occidental Petroleum Corp.	37,258	3,485,113
Omnicom Group, Inc.	11,924	756,459
ONEOK, Inc.	9,505	506,807
Oracle Corp.	164,659	5,461,739
O’Reilly Automotive, Inc.*	5,012	639,481
Owens-Illinois, Inc.*	7,545	226,501
PACCAR, Inc.	16,311	907,870
Pall Corp.	5,146	396,448
Parker Hannifin Corp.	6,883	748,320
Patterson Cos., Inc.	3,973	159,715
Paychex, Inc.	14,936	606,999
Peabody Energy Corp.	12,319	212,503
People’s United Financial, Inc.	14,818	213,083
Pepco Holdings, Inc.	11,466	211,662
PepsiCo, Inc.	71,182	5,658,969
PerkinElmer, Inc.	5,135	193,846
Perrigo Co.	4,352	536,950
PetSmart, Inc.	4,765	363,379
Pfizer, Inc.	305,716	8,777,106
PG&E Corp.	20,634	844,343
Philip Morris International, Inc.	74,742	6,471,910
Phillips 66	28,215	1,631,391
Pinnacle West Capital Corp.	5,071	277,587
Pioneer Natural Resources Co.	6,402	1,208,698
Pitney Bowes, Inc.	9,296	169,094
Plum Creek Timber Co., Inc. (REIT)	7,510	351,693
PNC Financial Services Group, Inc.	24,412	1,768,649
PPG Industries, Inc.	6,578	1,098,921
PPL Corp.	29,195	886,944
Praxair, Inc.	13,637	1,639,304
Precision Castparts Corp.	6,705	1,523,644
priceline.com, Inc.*	2,378	2,404,039
Principal Financial Group, Inc.	12,720	544,670
Procter & Gamble Co.	126,501	9,562,211
Progressive Corp.	25,557	695,917
Prologis, Inc. (REIT)	22,975	864,319
Prudential Financial, Inc.	21,488	1,675,634
Public Service Enterprise Group, Inc.	23,332	768,323
Public Storage (REIT)	6,657	1,068,781
PulteGroup, Inc.	16,317	269,230
PVH Corp.	3,738	443,663
QEP Resources, Inc.	8,251	228,470
QUALCOMM, Inc.	79,216	5,335,990
Quanta Services, Inc.*	9,822	270,203
Quest Diagnostics, Inc.	7,012	433,271
Ralph Lauren Corp.	2,809	462,727
Range Resources Corp.	7,520	570,693
Raytheon Co.	14,844	1,144,027
Red Hat, Inc.*	15,494	714,893
Regeneron Pharmaceuticals, Inc.*	3,605	1,127,896
Regions Financial Corp.	64,140	593,936
Republic Services, Inc.	12,534	418,134
Reynolds American, Inc.	14,681	716,139
Robert Half International, Inc.	6,437	251,236
Rockwell Automation, Inc.	6,441	688,801
Rockwell Collins, Inc.	6,257	424,600
Roper Industries, Inc.	4,566	606,684
Ross Stores, Inc.	9,995	727,636
Rowan Cos., plc, Class A*	5,659	207,798
Ryder System, Inc.	2,370	141,489
Safeway, Inc.	11,120	355,729
Salesforce.com, Inc.*	25,335	1,315,140
Samsonite International S.A.	1,591,200	4,441,713
SanDisk Corp.	11,055	657,883
SCANA Corp.	6,434	296,221
Schlumberger Ltd.	61,102	5,398,973
Scripps Networks Interactive, Inc., Class A	5,062	395,393
Sealed Air Corp.	8,988	244,384
Sempra Energy	10,511	899,742
Sherwin-Williams Co.	4,035	735,096
Sigma-Aldrich Corp.	5,550	473,415
Simon Property Group, Inc. (REIT)	14,333	2,124,581
SLM Corp.	20,084	500,092
Snap-on, Inc.	2,685	267,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Southern Co.	40,379	$1,662,807
Southwest Airlines Co.	32,602	474,685
Southwestern Energy Co.*	16,210	589,720
Spectra Energy Corp.	30,858	1,056,269
St. Jude Medical, Inc.	49,934	2,678,460
Stanley Black & Decker, Inc.	7,355	666,142
Staples, Inc.	30,618	448,554
Starbucks Corp.	34,709	2,671,552
Starwood Hotels & Resorts Worldwide, Inc.	8,972	596,189
State Street Corp.	20,593	1,353,990
Stericycle, Inc.*	3,979	459,177
Stryker Corp.	13,630	921,252
SunTrust Banks, Inc.	24,853	805,734
Symantec Corp.	32,125	795,094
Sysco Corp.	27,066	861,511
T. Rowe Price Group, Inc.	11,959	860,211
Target Corp.	29,143	1,864,569
TECO Energy, Inc.	9,644	159,512
Tenet Healthcare Corp.*	4,694	193,346
Teradata Corp.*	7,536	417,796
Teradyne, Inc.*	8,795	145,293
Tesoro Corp.	6,264	275,491
Texas Instruments, Inc.	50,848	2,047,649
Textron, Inc.	12,815	353,822
Theravance, Inc.*	73,856	3,019,972
Thermo Fisher Scientific, Inc.	16,659	1,535,127
Tiffany & Co.	62,938	4,822,310
Time Warner Cable, Inc.	13,196	1,472,674
Time Warner, Inc.	42,483	2,795,806
TJX Cos., Inc.	33,011	1,861,490
Torchmark Corp.	4,266	308,645
Total System Services, Inc.	7,721	227,152
Travelers Cos., Inc.	17,239	1,461,350
TripAdvisor, Inc.*	5,092	386,177
Twenty-First Century Fox, Inc.	91,783	3,074,730
Tyson Foods, Inc., Class A	12,762	360,909
U.S. Bancorp/Minnesota	84,932	3,106,813
Union Pacific Corp.	21,420	3,327,383
United Parcel Service, Inc., Class B	75,463	6,895,054
United States Steel Corp.	6,687	137,685
United Technologies Corp.	38,998	4,204,764
UnitedHealth Group, Inc.	46,898	3,358,366
Unum Group	12,311	374,747
Urban Outfitters, Inc.*	5,083	186,902
Valero Energy Corp.	25,149	858,838
Varian Medical Systems, Inc.*	5,001	373,725
Ventas, Inc. (REIT)	13,519	831,418
VeriSign, Inc.*	6,230	317,045
Verizon Communications, Inc.	132,164	6,166,772
Vertex Pharmaceuticals, Inc.*	55,562	4,212,711
VF Corp.	4,040	804,162
Viacom, Inc., Class B	20,041	1,675,027
Visa, Inc., Class A	23,842	4,556,206
Vornado Realty Trust (REIT)	8,039	675,758
Vulcan Materials Co.	5,994	310,549
W.W. Grainger, Inc.	2,859	748,229
Walgreen Co.	40,162	2,160,716
Wal-Mart Stores, Inc.	75,166	5,559,277
Walt Disney Co.	184,553	11,901,823
Washington Post Co., Class B	204	124,715
Waste Management, Inc.	20,244	834,863
Waters Corp.*	3,952	419,742
WellPoint, Inc.	102,585	8,577,132
Wells Fargo & Co.	223,131	9,219,773
Western Digital Corp.	9,811	622,017
Western Union Co.	25,693	479,431
Weyerhaeuser Co. (REIT)	26,994	772,838
Whirlpool Corp.	3,651	534,652
Whole Foods Market, Inc.	17,215	1,007,078
Williams Cos., Inc.	31,481	1,144,649
Windstream Holdings, Inc.	27,093	216,744
Wisconsin Energy Corp.	10,548	425,928
WPX Energy, Inc.*	9,237	177,905
Wyndham Worldwide Corp.	6,106	372,283
Wynn Resorts Ltd.	3,747	592,063
Xcel Energy, Inc.	22,930	633,097
Xerox Corp.	53,488	550,392
Xilinx, Inc.	12,378	580,033
Xylem, Inc.	8,547	238,718
Yahoo!, Inc.*	43,932	1,456,785
Yum! Brands, Inc.	82,052	5,857,692
Zimmer Holdings, Inc.	51,359	4,218,628
Zions Bancorp	8,499	233,043
Zoetis, Inc.	23,057	717,534

		823,746,772

Total Common Stocks (85.5%) (Cost $1,514,732,245)		2,138,852,306

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 12/31/49(b)*†	2,631	—

Spain (0.0%)
Abertis Infraestructuras S.A., expiring 10/9/13*	20,585	20,023
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13*	679,296	92,818

		112,841

United Kingdom (0.0%)
Barclays plc, expiring 10/2/13*	168,779	220,638

Total Rights (0.0%) (Cost $—)		333,479

Total Investments (85.5%) (Cost $1,514,732,245)		2,139,185,785
Other Assets Less Liabilities (14.5%)		361,505,278

Net Assets (100%)		$2,500,691,063

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

*	Non-income producing.

†	Securities (totaling $2,464,271 or 0.1% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $9,412,087 or 0.4% of net assets.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	10.9%
Consumer Staples	9.1
Energy	6.4
Financials	18.2
Health Care	9.0
Industrials	9.9
Information Technology	12.4
Materials	4.2
Telecommunication Services	3.4
Utilities	2.0
Cash and Other	14.5

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$1,793,528	$—	$—	$2,297,202	$79,089	$—

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	1,604	December-13	$62,420,105	$62,473,477	$53,372
FTSE 100 Index	372	December-13	39,611,798	38,720,429	(891,369)
S&P 500 E-Mini Index	2,380	December-13	199,426,622	199,241,700	(184,922)
SPI 200 Index	128	December-13	15,632,407	15,592,117	(40,290)
TOPIX Index	323	December-13	38,642,894	39,317,310	674,416

					$(388,793)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	12,000	$16,237,284	$15,966,576	$270,708

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 10/3/13	State Street Bank & Trust	250,391	$2,515,273	$2,547,353	$(32,080)
Japanese Yen vs. U.S. Dollar, expiring 10/31/13	State Street Bank & Trust	270,037	2,732,752	2,747,713	(14,961)

					$(47,041)

					$223,667

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,568,434	$158,818,034	$—	$272,386,468
Consumer Staples	104,372,588	124,415,759	—	228,788,347
Energy	90,077,022	70,690,058	—	160,767,080
Financials	158,307,313	295,190,325	2,464,271	455,961,909
Health Care	124,295,313	100,091,406	—	224,386,719
Industrials	100,633,391	146,018,675	—	246,652,066
Information Technology	183,150,682	126,893,339	—	310,044,021
Materials	35,448,320	69,541,467	—	104,989,787
Telecommunication Services	16,724,097	68,579,344	—	85,303,441
Utilities	21,788,877	27,783,591	—	49,572,468
Forward Currency Contracts	—	270,708	—	270,708
Futures	727,788	—	—	727,788
Rights
Financials	—	313,456	—	313,456
Industrials	—	20,023	—	20,023

Total Assets	$949,093,825	$1,188,626,185	$2,464,271	$2,140,184,281

Liabilities:
Forward Currency Contracts	$—	$(47,041)	$—	$(47,041)
Futures	(1,116,581)	—	—	(1,116,581)

Total Liabilities	$(1,116,581)	$(47,041)	$—	$(1,163,622)

Total	$947,977,244	$1,188,579,144	$2,464,271	$2,139,020,659

(a)	Securities with a market value of $32,124,381 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer valued using fair value factors based on third party vendor modeling tools.

(b)	A security with a market value of $258,787 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$201,029,339
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$293,766,552

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$678,591,057
Aggregate gross unrealized depreciation	(66,250,567)

Net unrealized appreciation	$612,340,490

Federal income tax cost of investments	$1,526,845,295

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (76.3%)
Consumer Discretionary (13.5%)
Auto Components (0.5%)
Chassix, Inc.
9.250%, 8/1/18§	$157,000	$166,224
Cooper-Standard Holding, Inc.
8.125%, 4/1/18 PIK§	125,000	125,937

		292,161

Automobiles (0.5%)
General Motors Co.
4.875%, 10/2/23§	278,000	271,050

Diversified Consumer Services (0.5%)
Outerwall Inc.
6.000%, 3/15/19§	128,000	125,120
ServiceMaster Co.
8.000%, 2/15/20	175,000	174,235

		299,355

Hotels, Restaurants & Leisure (3.6%)
Dave & Buster’s, Inc.
11.000%, 6/1/18	400,000	442,000
MGM Resorts International
10.000%, 11/1/16	100,000	119,500
11.375%, 3/1/18	350,000	439,250
Pinnacle Entertainment, Inc.
8.750%, 5/15/20	36,000	39,240
Royal Caribbean Cruises Ltd.
11.875%, 7/15/15	185,000	216,913
5.250%, 11/15/22	215,000	208,550
Scientific Games International, Inc.
9.250%, 6/15/19	400,000	431,000
Wok Acquisition Corp.
10.250%, 6/30/20§	200,000	221,500

		2,117,953

Household Durables (1.1%)
Allegion US Holding Co., Inc.
5.750%, 10/1/21§	60,000	60,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.
6.125%, 7/1/22§	166,000	161,020
RSI Home Products, Inc.
6.875%, 3/1/18§	279,000	288,765
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.250%, 4/15/21§	123,000	115,620

		625,405

Internet & Catalog Retail (1.0%)
Sitel LLC/Sitel Finance Corp.
11.500%, 4/1/18	645,000	554,700

Media (2.4%)
AMC Entertainment, Inc.
9.750%, 12/1/20	400,000	456,000
DISH DBS Corp.
5.875%, 7/15/22	175,000	172,602
Igloo Holdings Corp.
9.000%, 12/15/17 PIK§	259,000	262,723
Live Nation Entertainment, Inc.
7.000%, 9/1/20§	105,000	108,938
Nexstar Broadcasting, Inc.
6.875%, 11/15/20§	124,000	126,480
Regal Entertainment Group
9.125%, 8/15/18	233,000	255,275

		1,382,018

Multiline Retail (0.2%)
99 Cents Only Stores
11.000%, 12/15/19	125,000	140,000

Specialty Retail (3.7%)
Burlington Holdings LLC/Burlington Holding Finance, Inc.
9.750%, 2/15/18 PIK§	240,000	245,700
Claire’s Stores, Inc.
8.875%, 3/15/19	369,000	396,214
7.750%, 6/1/20§	275,000	269,500
Hot Topic, Inc.
9.250%, 6/15/21§	101,000	104,030
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
8.250%, 8/1/18 PIK§	304,000	307,040
New Academy Finance Co. LLC/New Academy Finance Corp.
8.750%, 6/15/18 PIK§	200,000	205,000
New Look Bondco I plc
8.375%, 5/14/18§	200,000	201,000
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
9.500%, 8/15/19 PIK§	193,000	193,000
Toys R Us, Inc.
10.375%, 8/15/17	261,000	253,822

		2,175,306

Total Consumer Discretionary		7,857,948

Consumer Staples (5.0%)
Beverages (0.4%)
Constellation Brands, Inc.
4.250%, 5/1/23	122,000	111,325
Innovation Ventures LLC/Innovation Ventures Finance Corp.
9.500%, 8/15/19§	145,000	132,856

		244,181

Food & Staples Retailing (1.9%)
BI-LO LLC/BI-LO Finance Corp.
9.375%, 9/15/18 PIK§	210,000	213,150
9.250%, 2/15/19§	400,000	442,000
Petco Holdings, Inc.
8.500%, 10/15/17 PIK§	450,000	457,875

		1,113,025

Food Products (0.7%)
JBS Finance II Ltd.
8.250%, 1/29/18§	400,000	410,800

Household Products (2.0%)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
9.875%, 8/15/19	405,000	438,919
Sun Products Corp.
7.750%, 3/15/21§	260,000	241,150
YCC Holdings LLC/Yankee Finance, Inc.
10.250%, 2/15/16 PIK	450,000	461,250

		1,141,319

Total Consumer Staples		2,909,325

Energy (10.3%)
Energy Equipment & Services (0.6%)
Atwood Oceanics, Inc.
6.500%, 2/1/20	191,000	200,550

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Pioneer Energy Services Corp.
9.875%, 3/15/18	$125,000	$135,000

		335,550

Oil, Gas & Consumable Fuels (9.7%)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
9.625%, 10/15/18	150,000	158,625
Antero Resources Finance Corp.
6.000%, 12/1/20	23,000	23,345
Atlas Resource Escrow Corp.
9.250%, 8/15/21§	153,000	154,530
Calumet Specialty Products Partners LP/Calumet Finance Corp.
9.625%, 8/1/20	400,000	442,000
Chaparral Energy, Inc.
9.875%, 10/1/20	200,000	224,500
Chesapeake Energy Corp.
9.500%, 2/15/15	250,000	273,750
5.750%, 3/15/23	140,000	140,000
Concho Resources, Inc.
7.000%, 1/15/21	170,000	186,575
Continental Resources, Inc.
7.125%, 4/1/21	200,000	222,000
4.500%, 4/15/23	291,000	285,180
Denbury Resources, Inc.
8.250%, 2/15/20	200,000	219,000
El Paso LLC
7.800%, 8/1/31	125,000	127,215
Genesis Energy LP/Genesis Energy Finance Corp.
5.750%, 2/15/21	105,000	103,425
Kodiak Oil & Gas Corp.
8.125%, 12/1/19	142,000	154,425
Linn Energy LLC/Linn Energy Finance Corp.
6.750%, 11/1/19§	145,000	137,025
Magnum Hunter Resources Corp.
9.750%, 5/15/20§	180,000	186,300
Memorial Production Partners LP/Memorial Production Finance Corp.
7.625%, 5/1/21	130,000	125,775
Murphy Oil USA, Inc.
6.000%, 8/15/23§	150,000	149,812
Murray Energy Corp.
8.625%, 6/15/21§	92,000	92,230
Oasis Petroleum, Inc.
6.875%, 3/15/22§	120,000	126,600
Penn Virginia Corp.
8.500%, 5/1/20	123,000	124,845
Plains Exploration & Production Co.
6.625%, 5/1/21	180,000	193,009
QEP Resources, Inc.
5.375%, 10/1/22	143,000	136,207
Range Resources Corp.
6.750%, 8/1/20	170,000	182,325
Samson Investment Co.
10.250%, 2/15/20§	200,000	213,000
SandRidge Energy, Inc.
7.500%, 2/15/23	200,000	199,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
7.500%, 7/1/21§	119,000	122,570
Swift Energy Co.
8.875%, 1/15/20	400,000	410,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.125%, 10/15/21	153,000	153,383
Whiting Petroleum Corp.
5.750%, 3/15/21§	184,000	189,405
5.750%, 3/15/21	212,000	217,830

		5,674,386

Total Energy		6,009,936

Financials (8.4%)
Capital Markets (0.4%)
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.375%, 6/1/20	225,000	233,438

Commercial Banks (0.6%)
CIT Group, Inc.
5.000%, 8/1/23	183,000	177,052
Credit Corp. Group Ltd.
12.000%, 7/15/18§	205,000	202,438

		379,490

Consumer Finance (1.9%)
AerCap Aviation Solutions B.V.
6.375%, 5/30/17	400,000	424,000
Ally Financial, Inc.
8.000%, 11/1/31	105,000	118,650
General Motors Financial Co., Inc.
4.250%, 5/15/23§	267,000	244,305
TMX Finance LLC/TitleMax Finance Corp.
8.500%, 9/15/18§	315,000	329,175

		1,116,130

Diversified Financial Services (4.5%)
ACE Cash Express, Inc.
11.000%, 2/1/19§	450,000	424,125
Alphabet Holding Co., Inc.
8.500%, 11/1/17 PIK	360,000	370,800
CNH Capital LLC
6.250%, 11/1/16	200,000	218,500
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Finance Corp.
9.750%, 4/1/21§	314,000	332,840
MPH Intermediate Holding Co. 2
9.125%, 8/1/18 PIK§	217,000	222,154
PHH Corp.
6.375%, 8/15/21	221,000	214,370
Prospect Holding Co. LLC/Prospect Holding Finance Co.
10.250%, 10/1/18§	175,000	170,187
Speedy Group Holdings Corp.
12.000%, 11/15/17§	438,000	455,520
Stearns Holdings, Inc.
9.375%, 8/15/20§	194,000	199,093

		2,607,589

Insurance (0.3%)
Hockey Merger Sub 2, Inc.
7.875%, 10/1/21§	178,000	177,110

Real Estate Management & Development (0.7%)
Howard Hughes Corp.
6.875%, 10/1/21§	180,000	179,866
Realogy Corp.
7.875%, 2/15/19§	84,000	92,190

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Realogy Group LLC
9.000%, 1/15/20§	$104,000	$120,900

		392,956

Total Financials		4,906,713

Health Care (2.3%)
Health Care Providers & Services (1.2%)
HCA Holdings, Inc.
7.750%, 5/15/21	250,000	265,000
HCA, Inc.
7.500%, 2/15/22	141,000	153,690
Res-Care, Inc.
10.750%, 1/15/19	120,000	133,200
Tenet Healthcare Corp.
6.750%, 2/1/20	120,000	118,800

		670,690

Pharmaceuticals (1.1%)
Catalent Pharma Solutions, Inc.
7.875%, 10/15/18	230,000	231,725
Valeant Pharmaceuticals International
7.500%, 7/15/21§	380,000	409,450

		641,175

Total Health Care		1,311,865

Industrials (13.5%)
Aerospace & Defense (1.2%)
Bombardier, Inc.
6.125%, 1/15/23§	270,000	270,000
DynCorp International, Inc.
10.375%, 7/1/17	425,000	437,750

		707,750

Commercial Services & Supplies (4.2%)
Garda World Security Corp.
9.750%, 3/15/17§	120,000	127,200
Interface, Inc.
7.625%, 12/1/18	400,000	436,000
Mustang Merger Corp.
8.500%, 8/15/21§	170,000	168,300
NESCO LLC/NESCO Holdings Corp.
11.750%, 4/15/17§	250,000	278,750
Nord Anglia Education UK Holdings plc
10.250%, 4/1/17§	400,000	446,000
Nord Anglia Education, Inc.
9.500%, 2/15/18 PIK§	200,000	203,000
Safway Group Holding LLC/Safway Finance Corp.
7.000%, 5/15/18§	164,000	167,280
TransUnion Holding Co., Inc.
10.375%, 6/15/18	400,000	428,000
Wyle Services Corp.
10.500%, 4/1/18§	185,000	181,300

		2,435,830

Construction & Engineering (0.8%)
Dynacast International LLC/Dynacast Finance, Inc.
9.250%, 7/15/19	175,000	191,625
Tutor Perini Corp.
7.625%, 11/1/18	232,000	243,020

		434,645

Distributors (0.3%)
HD Supply, Inc.
11.500%, 7/15/20	159,000	188,415

Electrical Equipment (0.7%)
Coleman Cable, Inc.
9.000%, 2/15/18	400,000	423,680

Industrial Conglomerates (0.4%)
Sequa Corp.
7.000%, 12/15/17§	235,000	235,000

Machinery (1.0%)
Global Brass & Copper, Inc.
9.500%, 6/1/19§	400,000	441,000
Titan International, Inc.
7.875%, 10/1/17§	122,000	129,854

		570,854

Road & Rail (1.7%)
Kenan Advantage Group, Inc.
8.375%, 12/15/18§	200,000	209,750
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.
10.750%, 2/15/18 PIK§	250,000	247,500
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.
12.000%, 6/15/16 PIK§	400,000	431,000
Watco Cos. LLC/Watco Finance Corp.
6.375%, 4/1/23§	94,000	93,001

		981,251

Trading Companies & Distributors (2.9%)
Ahern Rentals, Inc.
9.500%, 6/15/18§	355,000	372,750
Aircastle Ltd.
9.750%, 8/1/18	200,000	221,760
Aviation Capital Group Corp.
7.125%, 10/15/20§	200,000	216,875
Flexi-Van Leasing, Inc.
7.875%, 8/15/18§	133,000	137,655
Interline Brands, Inc.
10.000%, 11/15/18 PIK	83,000	89,432
International Lease Finance Corp.
8.625%, 1/15/22	350,000	406,219
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§	145,000	154,244
NES Rentals Holdings, Inc.
7.875%, 5/1/18§	64,000	65,120

		1,664,055

Transportation Infrastructure (0.3%)
Aguila 3 S.A.
7.875%, 1/31/18§	182,000	190,190

Total Industrials		7,831,670

Information Technology (8.2%)
Computers & Peripherals (0.4%)
Seagate HDD Cayman
7.000%, 11/1/21	210,000	233,363

Electronic Equipment, Instruments & Components (1.6%)
CommScope, Inc.
8.250%, 1/15/19§	100,000	108,625
CPI International, Inc.
8.000%, 2/15/18	387,000	399,577
MMI International Ltd.
8.000%, 3/1/17§	450,000	443,250

		951,452

Internet Software & Services (0.7%)
Bankrate, Inc.
6.125%, 8/15/18§	118,000	117,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Equinix, Inc.
7.000%, 7/15/21	$246,000	$260,760

		378,465

IT Services (1.7%)
iGATE Corp.
9.000%, 5/1/16	400,000	424,500
iPayment, Inc.
10.250%, 5/15/18	211,000	150,865
SRA International, Inc.
11.000%, 10/1/19	400,000	416,000

		991,365

Semiconductors & Semiconductor Equipment (0.7%)
Advanced Micro Devices, Inc.
8.125%, 12/15/17	255,000	265,200
Magnachip Semiconductor Corp.
6.625%, 7/15/21§	144,000	142,200

		407,400

Software (3.1%)
Activision Blizzard, Inc.
6.125%, 9/15/23§	145,000	146,087
Audatex North America, Inc.
6.000%, 6/15/21§	264,000	269,280
BMC Software Finance, Inc.
8.125%, 7/15/21§	279,000	290,160
Healthcare Technology Intermediate, Inc.
8.125%, 9/1/18 PIK§	210,000	214,463
Infor US, Inc.
9.375%, 4/1/19	390,000	432,900
Sophia LP/Sophia Finance, Inc.
9.750%, 1/15/19§	400,000	433,000

		1,785,890

Total Information Technology		4,747,935

Materials (9.5%)
Chemicals (1.8%)
Ashland, Inc.
6.875%, 5/15/43	140,000	138,600
Axiall Corp.
4.875%, 5/15/23§	145,000	137,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
9.000%, 11/15/20	135,000	132,300
JM Huber Corp.
9.875%, 11/1/19§	400,000	454,000
Nexeo Solutions LLC/Nexeo Solutions Finance Corp.
8.375%, 3/1/18	126,000	125,370
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.
6.500%, 4/15/21§	56,000	54,880

		1,042,900

Commercial Services & Supplies (0.4%)
Nufarm Australia Ltd.
6.375%, 10/15/19§	213,000	213,532

Construction Materials (0.5%)
Summit Materials LLC/Summit Materials Finance Corp.
10.500%, 1/31/20	275,000	291,500

Containers & Packaging (1.3%)
ARD Finance S.A.
11.125%, 6/1/18 PIK§	222,250	235,585
BOE Intermediate Holding Corp.
9.750%, 11/1/17 PIK§	210,000	219,450
BOE Merger Corp.
10.250%, 11/1/17 PIK§	130,000	136,500
Consolidated Container Co. LLC/Consolidated Container Capital, Inc.
10.125%, 7/15/20§	180,000	192,600

		784,135

Metals & Mining (5.5%)
AM Castle & Co.
12.750%, 12/15/16	370,000	423,650
ArcelorMittal S.A.
7.500%, 10/15/39	430,000	402,050
Barminco Finance Pty Ltd.
9.000%, 6/1/18§	363,000	332,145
FMG Resources Pty Ltd.
8.250%, 11/1/19§	453,000	488,108
Hecla Mining Co.
6.875%, 5/1/21§	125,000	118,750
HudBay Minerals, Inc.
9.500%, 10/1/20§	218,000	218,000
JMC Steel Group, Inc.
8.250%, 3/15/18§	135,000	131,625
Prince Mineral Holding Corp.
11.500%, 12/15/19§	400,000	426,000
Severstal Columbus LLC
10.250%, 2/15/18	235,000	251,156
WireCo WorldGroup, Inc.
9.500%, 5/15/17	400,000	414,000

		3,205,484

Total Materials		5,537,551

Telecommunication Services (4.2%)
Diversified Telecommunication Services (2.5%)
Frontier Communications Corp.
8.750%, 4/15/22	250,000	272,200
GXS Worldwide, Inc.
9.750%, 6/15/15	400,000	411,520
Intelsat Jackson Holdings S.A.
5.500%, 8/1/23§	222,000	207,015
Intelsat Luxembourg S.A.
7.750%, 6/1/21§	220,000	228,250
Sprint Capital Corp.
6.900%, 5/1/19	130,000	133,575
Telesat Canada/Telesat LLC
6.000%, 5/15/17§	200,000	208,000

		1,460,560

Wireless Telecommunication Services (1.7%)
Inmarsat Finance plc
7.375%, 12/1/17§	410,000	428,194
MetroPCS Wireless, Inc.
6.625%, 4/1/23§	100,000	100,250
Sprint Communications, Inc.
7.875%, 9/15/23§	230,000	234,025
Sprint Nextel Corp.
6.000%, 11/15/22	255,000	234,931

		997,400

Total Telecommunication Services		2,457,960

Utilities (1.4%)
Gas Utilities (0.4%)
EP Energy LLC/EP Energy Finance, Inc.
9.375%, 5/1/20	200,000	224,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Independent Power Producers & Energy Traders (1.0%)
AES Corp.
9.750%, 4/15/16	$120,000	$141,000
GenOn Energy, Inc.
9.875%, 10/15/20	380,000	418,000

		559,000

Total Utilities		783,000

Total Corporate Bonds		44,353,903

Total Long-Term Debt Securities (76.3%) (Cost $44,470,826)		44,353,903

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.5%)
iShares iBoxx $ High Yield Corporate Bond ETF	28,247	2,586,295
SPDR Barclays High Yield Bond ETF	219,305	8,737,111

Total Investment Companies (19.5%) (Cost $11,496,642)		11,323,406

Total Investments (95.8%) (Cost $55,967,468)		55,677,309
Other Assets Less Liabilities (4.2%)		2,462,052

Net Assets (100%)		$58,139,361

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $22,082,501 or 38.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

PIK — Payment-in Kind Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/HIGH YIELD BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Consumer Discretionary	$—	$7,857,948	$—	$7,857,948
Consumer Staples	—	2,909,325	—	2,909,325
Energy	—	6,009,936	—	6,009,936
Financials	—	4,906,713	—	4,906,713
Health Care	—	1,311,865	—	1,311,865
Industrials	—	7,831,670	—	7,831,670
Information Technology	—	4,747,935	—	4,747,935
Materials	—	5,537,551	—	5,537,551
Telecommunication Services	—	2,457,960	—	2,457,960
Utilities	—	783,000	—	783,000
Investment Companies
Exchange Traded Funds (ETFs)	$11,323,406	$—	$—	$11,323,406

Total Assets	$11,323,406	$44,353,903	$—	$55,677,309

Total Liabilities	$—	$—	$—	$—

Total	$11,323,406	$44,353,903	$—	$55,677,309

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2013.

Investment security transactions for the period ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$96,846,371
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$40,725,350

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$530,018
Aggregate gross unrealized depreciation	(820,177)

Net unrealized depreciation	$(290,159)

Federal income tax cost of investments	$55,967,468

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (0.5%)
Financials (0.3%)
Diversified Financial Services (0.3%)
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17	$280,000	$291,272
Series A5
3.450%, 6/12/21	280,000	295,304
Private Export Funding Corp.
4.550%, 5/15/15	560,000	597,362
4.950%, 11/15/15	180,000	196,674
1.375%, 2/15/17	740,000	749,064
1.875%, 7/15/18	10,250,000	10,339,678
4.375%, 3/15/19	280,000	315,516
2.050%, 11/15/22	10,325,000	9,418,418

Total Financials		22,203,288

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
5.500%, 7/18/17	1,850,000	2,134,458
3.875%, 2/15/21	3,345,000	3,602,295
1.875%, 8/15/22	12,000,000	10,807,975

Total Utilities		16,544,728

Total Corporate Bonds		38,748,016

Government Securities (88.6%)
U.S. Government Agencies (48.8%)
Federal Farm Credit Bank
1.625% 11/19/14	2,800,000	2,844,953
0.320% 3/12/15	18,676,000	18,672,347
0.450% 4/24/15	14,000,000	14,000,512
1.500% 11/16/15	13,953,000	14,283,526
4.875% 12/16/15	14,000,000	15,356,524
0.390% 12/17/15	15,000,000	14,938,925
0.625% 3/23/16	14,000,000	13,991,111
0.450% 7/12/16	7,280,000	7,224,451
5.125% 8/25/16	7,450,000	8,399,009
0.540% 11/7/16	5,000,000	4,931,174
4.875% 1/17/17	20,050,000	22,605,425
2.500% 6/20/22	1,850,000	1,739,103
Federal Home Loan Bank
2.750% 12/12/14	14,000,000	14,426,489
0.250% 1/16/15	50,000,000	50,022,975
0.250% 2/20/15	40,000,000	40,019,836
2.750% 3/13/15	18,650,000	19,302,498
0.375% 8/28/15	30,000,000	30,016,719
1.750% 9/11/15	20,000,000	20,527,166
0.500% 11/20/15	30,000,000	30,052,779
0.500% 1/8/16	8,835,000	8,803,641
1.000% 3/11/16	13,490,000	13,633,206
3.125% 3/11/16	4,650,000	4,930,472
5.375% 5/18/16	53,000,000	59,660,033
2.125% 6/10/16	23,300,000	24,235,213
0.375% 6/24/16	35,000,000	34,810,675
0.575% 7/29/16	5,000,000	4,976,399
2.000% 9/9/16	14,000,000	14,524,306
4.750% 12/16/16	15,850,000	17,848,359
0.750% 12/19/16	10,000,000	9,940,473
4.875% 5/17/17	32,000,000	36,398,086
5.250% 6/5/17	4,650,000	5,351,626
1.000% 6/9/17	18,650,000	18,571,122
1.000% 6/21/17	32,000,000	31,970,128
1.050% 7/26/17	9,300,000	9,230,864
2.250% 9/8/17	1,850,000	1,921,907
5.000% 11/17/17	3,450,000	3,982,009
1.050% 1/30/18	25,000,000	24,449,475
1.375% 3/9/18	15,000,000	14,964,686
4.750% 6/8/18	1,850,000	2,116,217
1.150% 7/25/18	20,000,000	19,464,410
1.875% 3/8/19	32,600,000	32,564,075
5.375% 5/15/19	1,850,000	2,189,154
1.625% 6/14/19	6,000,000	5,876,147
4.125% 12/13/19	450,000	501,127
1.875% 3/13/20	20,000,000	19,459,202
4.125% 3/13/20	4,650,000	5,144,827
4.625% 9/11/20	9,500,000	10,834,228
3.625% 3/12/21	450,000	481,221
5.625% 6/11/21	1,850,000	2,234,965
Federal Home Loan Mortgage Corp.
5.000% 11/13/14	450,000	473,736
0.750% 11/25/14	27,950,000	28,127,790
0.350% 11/26/14	25,000,000	25,036,198
0.625% 12/29/14	57,950,000	58,258,323
0.800% 1/13/15	950,000	951,786
4.500% 1/15/15	14,900,000	15,722,158
0.650% 1/30/15	450,000	450,744
2.875% 2/9/15	27,950,000	28,956,094
0.550% 2/13/15	1,850,000	1,852,903
0.500% 2/24/15	5,000,000	5,004,544
0.550% 2/27/15	2,500,000	2,504,087
0.500% 4/17/15	23,300,000	23,382,743
0.320% 4/29/15	10,000,000	9,987,147
1.000% 6/30/15	950,000	951,855
4.375% 7/17/15	28,650,000	30,729,085
0.500% 8/28/15	18,650,000	18,690,499
0.550% 9/4/15	25,000,000	25,021,930
1.750% 9/10/15	49,250,000	50,565,655
0.500% 9/25/15	10,000,000	9,988,992
4.750% 11/17/15	44,550,000	48,634,865
0.500% 11/27/15	20,000,000	19,966,710
0.500% 1/15/16	10,000,000	9,980,148
1.000% 1/27/16	950,000	952,331
0.850% 2/24/16	19,100,000	19,124,083
1.000% 2/24/16	950,000	952,932
1.000% 3/21/16	10,000,000	10,035,907
5.250% 4/18/16	40,200,000	44,978,047
0.500% 5/13/16	35,000,000	34,914,429
2.500% 5/27/16	20,500,000	21,521,798
0.500% 6/6/16	15,000,000	14,923,581
0.700% 6/27/16	15,000,000	14,984,214
5.500% 7/18/16	19,500,000	22,131,162
0.850% 7/29/16	10,000,000	10,024,456
2.000% 8/25/16	25,000,000	25,920,960
0.700% 9/27/16	5,000,000	4,983,926
0.750% 10/5/16	15,000,000	14,971,011
0.875% 10/14/16	30,000,000	30,080,007
5.125% 10/18/16	19,100,000	21,627,194
0.600% 10/25/16	15,000,000	14,890,625
2.250% 1/23/17	450,000	452,736
5.000% 2/16/17	13,000,000	14,742,533
1.200% 3/6/17	9,300,000	9,310,120
1.000% 3/8/17	47,950,000	48,025,751
5.000% 4/18/17	16,800,000	19,137,812

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.700% 5/8/17	$5,000,000	$4,906,059
1.250% 5/12/17	40,300,000	40,601,907
1.000% 6/29/17	26,000,000	25,899,533
1.000% 7/25/17	4,650,000	4,601,462
1.000% 7/28/17	40,950,000	40,741,462
5.500% 8/23/17	16,800,000	19,529,599
1.000% 9/12/17	4,650,000	4,581,204
1.000% 9/29/17	29,300,000	29,054,574
5.125% 11/17/17	22,400,000	25,888,307
0.750% 1/12/18	50,000,000	48,752,785
0.875% 3/7/18	50,000,000	48,875,630
1.200% 3/20/18	11,200,000	10,996,023
1.050% 4/30/18	15,000,000	14,570,916
1.100% 5/7/18	5,000,000	4,872,306
4.875% 6/13/18	28,000,000	32,308,766
3.750% 3/27/19	21,550,000	23,733,129
1.750% 5/30/19	48,650,000	48,352,014
2.000% 7/30/19	200,000	198,259
1.250% 8/1/19	31,000,000	29,798,793
1.250% 10/2/19	30,500,000	29,111,500
2.500% 10/17/19	1,000,000	1,008,769
2.250% 3/13/20	10,000,000	9,908,652
1.375% 5/1/20	50,000,000	47,498,540
2.375% 1/13/22	90,000,000	87,465,987
Federal National Mortgage Association
4.625% 10/15/14	21,900,000	22,909,678
0.625% 10/30/14	23,000,000	23,110,211
2.625% 11/20/14	27,000,000	27,743,882
0.750% 12/19/14	31,000,000	31,210,474
0.750% 1/30/15	950,000	951,885
0.800% 2/13/15	950,000	952,285
0.750% 2/24/15	4,650,000	4,661,304
0.550% 2/27/15	5,600,000	5,609,246
5.000% 3/2/15	450,000	480,037
0.375% 3/16/15	27,950,000	27,997,031
5.000% 4/15/15	18,650,000	20,008,708
0.500% 5/27/15	33,650,000	33,775,006
0.625% 6/4/15	4,650,000	4,662,529
0.350% 6/26/15	15,000,000	14,986,490
0.500% 7/2/15	27,950,000	28,039,074
2.375% 7/28/15	20,500,000	21,275,082
0.400% 7/30/15	2,000,000	1,998,801
2.150% 8/4/15	450,000	464,219
0.500% 8/20/15	25,950,000	25,947,026
2.000% 9/21/15	5,000,000	5,150,288
0.500% 9/28/15	33,300,000	33,382,774
1.875% 10/15/15	200,000	205,631
4.375% 10/15/15	40,000,000	43,227,792
1.625% 10/26/15	27,950,000	28,649,340
0.375% 10/29/15	20,000,000	19,927,250
0.480% 11/25/15	10,000,000	9,988,848
0.500% 11/27/15	23,750,000	23,721,443
0.375% 12/21/15	45,000,000	44,908,677
0.500% 1/15/16	5,000,000	4,998,385
0.500% 1/29/16	15,000,000	14,965,122
0.800% 2/24/16	950,000	951,889
0.520% 2/26/16	5,000,000	4,993,299
0.550% 2/26/16	2,000,000	1,998,687
0.600% 3/4/16	10,000,000	9,992,904
2.000% 3/10/16	450,000	465,714
0.625% 3/11/16	15,000,000	14,994,651
2.250% 3/15/16	13,050,000	13,588,485
5.000% 3/15/16	36,100,000	40,009,052
0.500% 3/30/16	35,000,000	34,952,127
2.375% 4/11/16	34,500,000	36,083,443
0.625% 4/29/16	2,000,000	2,000,542
0.550% 6/6/16	25,000,000	24,905,733
0.375% 7/5/16	15,000,000	14,887,739
5.375% 7/15/16	27,950,000	31,615,522
0.750% 7/26/16	4,650,000	4,648,090
0.625% 8/26/16	20,000,000	19,948,084
0.700% 9/6/16	5,000,000	4,987,610
0.750% 9/13/16	10,000,000	9,985,279
5.250% 9/15/16	19,805,000	22,444,943
0.625% 9/26/16	5,000,000	4,965,939
1.250% 9/28/16	24,700,000	25,067,659
1.375% 11/15/16	61,800,000	62,865,920
4.875% 12/15/16	18,650,000	21,035,033
1.250% 1/30/17	37,950,000	38,365,746
1.000% 2/13/17	10,000,000	9,989,666
5.000% 2/13/17	21,350,000	24,226,558
0.750% 3/6/17	3,000,000	2,961,780
1.200% 3/6/17	950,000	951,034
1.125% 4/27/17	41,000,000	41,155,140
5.000% 5/11/17	23,650,000	26,954,227
1.000% 5/26/17	15,000,000	14,920,862
(Zero Coupon), 6/1/17	1,400,000	1,342,491
5.375% 6/12/17	20,860,000	24,093,767
1.125% 6/28/17	9,300,000	9,270,512
1.000% 8/14/17	5,000,000	4,934,452
1.000% 8/21/17	2,350,000	2,318,242
0.875% 8/28/17	37,250,000	36,781,164
1.100% 8/28/17	4,650,000	4,618,416
1.000% 9/20/17	30,000,000	29,702,382
0.875% 10/26/17	40,000,000	39,416,468
0.900% 11/7/17	20,000,000	19,556,344
0.875% 12/20/17	30,000,000	29,472,972
1.000% 12/28/17	25,000,000	24,396,087
1.030% 1/30/18	10,000,000	9,770,305
0.875% 2/8/18	20,000,000	19,574,006
1.200% 2/28/18	5,000,000	4,914,876
1.125% 4/3/18	2,000,000	1,953,429
1.100% 4/17/18	5,000,000	4,883,513
0.875% 5/21/18	55,000,000	53,482,644
1.125% 5/25/18	25,000,000	24,357,845
1.500% 5/25/18	15,000,000	14,854,730
1.250% 10/17/18	2,000,000	1,944,807
1.625% 11/27/18	60,000,000	59,542,044
1.250% 12/28/18	1,000,000	967,625
1.250% 1/30/19	3,000,000	2,894,721
1.750% 1/30/19	2,350,000	2,315,482
1.500% 2/26/19	2,500,000	2,432,386
(Zero Coupon), 10/9/19	950,000	805,688
1.550% 10/15/19	2,000,000	1,916,098
1.330% 10/24/19	5,000,000	4,726,848
1.550% 10/29/19	20,000,000	19,129,704
1.600% 1/30/20	10,000,000	9,524,291
1.700% 3/27/20	2,000,000	1,915,195
2.250% 10/17/22	15,000,000	13,780,570
2.200% 10/25/22	16,000,000	14,630,248
2.500% 2/22/23	5,000,000	4,640,176
2.500% 3/27/23	10,000,000	9,257,972
Financing Corp.
9.400% 2/8/18 IO STRIPS	930,000	1,244,806
9.650% 11/2/18 IO STRIPS	1,950,000	2,706,142
8.600% 9/26/19 IO STRIPS	380,000	520,885

		3,839,015,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
U.S. Treasuries (39.8%)
U.S. Treasury Bonds
11.250% 2/15/15	$2,800,000	$3,222,648
10.625% 8/15/15	1,200,000	1,430,912
9.875% 11/15/15	1,750,000	2,101,688
9.250% 2/15/16	1,300,000	1,569,852
7.250% 5/15/16	4,650,000	5,467,408
7.500% 11/15/16	14,000,000	16,934,652
8.750% 5/15/17	6,450,000	8,255,251
8.875% 8/15/17	3,250,000	4,226,289
9.125% 5/15/18	2,800,000	3,795,969
9.000% 11/15/18	2,800,000	3,857,000
8.875% 2/15/19	9,300,000	12,875,051
8.125% 8/15/19	2,800,000	3,822,188
8.500% 2/15/20	1,850,000	2,603,821
8.750% 5/15/20	2,800,000	4,014,719
8.750% 8/15/20	6,500,000	9,384,121
7.875% 2/15/21	2,800,000	3,926,352
8.125% 5/15/21	3,250,000	4,637,081
8.000% 11/15/21	2,800,000	4,006,347
U.S. Treasury Notes
0.375% 11/15/14	5,150,000	5,163,001
4.250% 11/15/14	7,250,000	7,582,622
0.250% 11/30/14	75,000,000	75,084,960
2.125% 11/30/14	18,650,000	19,076,910
0.250% 12/15/14	4,650,000	4,655,041
0.125% 12/31/14	65,000,000	64,966,993
2.625% 12/31/14	17,700,000	18,241,370
0.250% 1/15/15	23,300,000	23,321,844
0.250% 1/31/15	55,000,000	55,051,293
2.250% 1/31/15	20,050,000	20,599,809
0.250% 2/15/15	18,650,000	18,663,842
4.000% 2/15/15	27,000,000	28,401,548
0.250% 2/28/15	25,000,000	25,016,602
2.375% 2/28/15	30,300,000	31,225,720
0.375% 3/15/15	35,000,000	35,083,398
0.250% 3/31/15	40,000,000	40,018,752
2.500% 3/31/15	11,200,000	11,580,625
0.375% 4/15/15	35,000,000	35,075,194
0.125% 4/30/15	55,000,000	54,898,486
2.500% 4/30/15	19,100,000	19,779,878
4.125% 5/15/15	19,650,000	20,880,235
0.250% 5/31/15	60,000,000	59,988,282
2.125% 5/31/15	14,450,000	14,896,694
0.375% 6/30/15	25,000,000	25,042,358
1.875% 6/30/15	8,850,000	9,094,757
0.250% 7/15/15	25,000,000	24,981,445
1.750% 7/31/15	26,100,000	26,790,478
0.250% 8/15/15	14,000,000	13,985,850
4.250% 8/15/15	20,050,000	21,524,772
1.250% 8/31/15	9,800,000	9,975,280
0.250% 9/15/15	25,000,000	24,965,087
0.250% 9/30/15	100,000,000	99,851,560
1.250% 9/30/15	14,900,000	15,173,846
1.250% 10/31/15	24,250,000	24,699,241
4.500% 11/15/15	14,900,000	16,202,586
1.375% 11/30/15	31,200,000	31,867,571
2.125% 12/31/15	7,450,000	7,738,761
0.375% 1/15/16	3,000,000	2,997,979
2.000% 1/31/16	24,700,000	25,606,712
4.500% 2/15/16	17,250,000	18,908,796
2.125% 2/29/16	6,050,000	6,295,781
2.625% 2/29/16	9,800,000	10,314,787
0.375% 3/15/16	35,000,000	34,935,058
2.250% 3/31/16	9,300,000	9,714,504
2.375% 3/31/16	23,050,000	24,145,101
2.000% 4/30/16	14,000,000	14,541,269
2.625% 4/30/16	14,000,000	14,764,532
5.125% 5/15/16	8,400,000	9,412,922
1.750% 5/31/16	8,850,000	9,133,909
3.250% 5/31/16	3,750,000	4,019,531
0.500% 6/15/16	15,000,000	14,984,912
1.500% 6/30/16	18,650,000	19,125,721
3.250% 6/30/16	27,950,000	30,002,578
1.500% 7/31/16	26,100,000	26,759,891
3.250% 7/31/16	14,000,000	15,048,907
4.875% 8/15/16	6,500,000	7,289,775
1.000% 8/31/16	23,300,000	23,547,562
3.000% 8/31/16	20,500,000	21,902,969
1.000% 9/30/16	25,650,000	25,914,516
3.000% 9/30/16	31,700,000	33,899,187
3.125% 10/31/16	28,900,000	31,040,406
4.625% 11/15/16	25,150,000	28,189,614
0.875% 11/30/16	19,100,000	19,185,054
0.875% 12/31/16	34,950,000	35,071,164
3.250% 12/31/16	21,450,000	23,164,325
0.875% 1/31/17	14,000,000	14,034,317
3.125% 1/31/17	18,650,000	20,082,443
4.625% 2/15/17	16,600,000	18,700,775
0.875% 2/28/17	18,650,000	18,675,862
3.000% 2/28/17	20,500,000	22,003,868
3.250% 3/31/17	23,300,000	25,220,656
3.125% 4/30/17	11,650,000	12,571,078
2.750% 5/31/17	20,500,000	21,856,524
2.500% 6/30/17	14,450,000	15,276,359
2.375% 7/31/17	22,100,000	23,239,531
4.750% 8/15/17	8,850,000	10,116,138
1.875% 8/31/17	25,650,000	26,483,876
0.625% 9/30/17	25,000,000	24,571,777
1.875% 9/30/17	23,300,000	24,042,916
0.750% 10/31/17	25,000,000	24,656,737
1.875% 10/31/17	20,200,000	20,831,250
4.250% 11/15/17	23,750,000	26,780,213
0.625% 11/30/17	25,000,000	24,489,258
0.750% 12/31/17	40,000,000	39,321,092
2.750% 12/31/17	4,200,000	4,480,957
0.875% 1/31/18	38,500,000	37,995,065
2.625% 1/31/18	19,550,000	20,744,384
3.500% 2/15/18	18,650,000	20,488,228
0.750% 2/28/18	30,000,000	29,416,113
2.750% 2/28/18	13,500,000	14,407,031
0.750% 3/31/18	40,000,000	39,149,220
2.875% 3/31/18	5,600,000	6,003,266
0.625% 4/30/18	25,000,000	24,300,783
2.625% 4/30/18	4,650,000	4,933,677
3.875% 5/15/18	4,650,000	5,199,736
1.000% 5/31/18	25,000,000	24,679,200
2.375% 5/31/18	13,500,000	14,166,167
1.375% 6/30/18	55,000,000	55,145,019
2.375% 6/30/18	23,750,000	24,916,626
1.375% 7/31/18	25,000,000	25,044,190
2.250% 7/31/18	25,150,000	26,225,261
4.000% 8/15/18	5,600,000	6,314,656
1.500% 8/31/18	22,850,000	23,002,855
1.375% 9/30/18	76,000,000	75,941,366
1.750% 10/31/18	18,650,000	18,960,347
3.750% 11/15/18	29,800,000	33,247,371
1.375% 11/30/18	14,000,000	13,956,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.375% 12/31/18	$18,650,000	$18,558,936
1.250% 1/31/19	18,650,000	18,413,233
2.750% 2/15/19	23,750,000	25,271,484
1.375% 2/28/19	14,000,000	13,890,625
1.500% 3/31/19	25,000,000	24,922,852
1.250% 4/30/19	14,000,000	13,742,968
3.125% 5/15/19	20,500,000	22,212,271
0.875% 7/31/19	23,300,000	22,244,219
3.625% 8/15/19	14,900,000	16,538,709
1.000% 9/30/19	5,000,000	4,789,355
3.375% 11/15/19	31,700,000	34,772,795
1.375% 1/31/20	2,000,000	1,944,023
3.625% 2/15/20	24,450,000	27,162,422
1.125% 3/31/20	5,000,000	4,764,356
3.500% 5/15/20	28,400,000	31,319,321
1.375% 5/31/20	20,000,000	19,298,438
2.625% 8/15/20	13,000,000	13,567,354
2.625% 11/15/20	23,750,000	24,698,145
3.125% 5/15/21	9,300,000	9,939,284
1.625% 8/15/22	40,000,000	37,262,500
1.625% 11/15/22	10,000,000	9,257,715
2.000% 2/15/23	50,000,000	47,619,630
1.750% 5/15/23	25,000,000	23,164,063
2.500% 8/15/23	25,000,000	24,744,140

		3,128,966,778

Total Government Securities		6,967,982,544

Total Long-Term Debt Securities (89.1%) (Cost $7,010,567,166)		7,006,730,560

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.3%)
iShares Barclays 1-3 Year Treasury Bond ETF	4,288,450	362,202,487
iShares Barclays 3-7 Year Treasury Bond ETF	1,306,067	158,465,109
iShares Barclays 7-10 Year Treasury Bond ETF	2,813,450	287,281,380

Total Investment Companies (10.3%) (Cost $798,559,134)		807,948,976

Total Investments (99.4%) (Cost $7,809,126,300)		7,814,679,536
Other Assets Less Liabilities (0.6%)		47,706,859

Net Assets (100%)		$7,862,386,395

Glossary:

IO — Interest Only

STRIPS — Separate Trading of Registered Interest and Principal Securities

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$22,203,288	$—	$22,203,288
Utilities	—	16,544,728	—	16,544,728
Government Securities
U.S. Government Agencies	—	3,839,015,766	—	3,839,015,766
U.S. Treasuries	—	3,128,966,778	—	3,128,966,778
Investment Companies
Exchange Traded Funds (ETFs)	807,948,976	—	—	807,948,976

Total Assets	$807,948,976	$7,006,730,560	$—	$7,814,679,536

Total Liabilities	$—	$—	$—	$—

Total	$807,948,976	$7,006,730,560	$—	$7,814,679,536

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,047,030,885
Long-term U.S. government debt securities	1,001,127,233

$3,048,158,118

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,607,434,446
Long-term U.S. government debt securities	730,581,023

$2,338,015,469

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,870,348
Aggregate gross unrealized depreciation	(46,530,743)

Net unrealized appreciation	$4,339,605

Federal income tax cost of investments	$7,810,339,931

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.5%)
AGL Energy Ltd.	35,266	$507,313
ALS Ltd.	23,592	231,094
Alumina Ltd.*	165,537	158,290
Amcor Ltd.	77,349	754,782
AMP Ltd.	187,842	807,846
APA Group	52,851	294,349
Asciano Ltd.	62,521	340,040
ASX Ltd.	12,408	399,699
Aurizon Holdings Ltd.	129,427	565,075
Australia & New Zealand Banking Group Ltd.	174,824	5,020,012
Bendigo and Adelaide Bank Ltd.	26,599	248,638
BHP Billiton Ltd.	757,540	25,257,781
BHP Billiton Ltd. (ADR)	38,263	2,544,490
Boral Ltd.	46,927	210,135
Brambles Ltd.	99,768	847,900
Caltex Australia Ltd.	8,311	143,359
CFS Retail Property Trust Group (REIT)	135,700	253,189
Coca-Cola Amatil Ltd.	36,640	419,065
Cochlear Ltd.	3,656	206,278
Commonwealth Bank of Australia	102,624	6,817,498
Computershare Ltd.	30,523	282,471
Crown Ltd.	25,679	372,515
CSL Ltd.	31,757	1,896,071
Dexus Property Group (REIT)	313,930	294,330
Echo Entertainment Group Ltd.	47,844	124,082
Federation Centres Ltd. (REIT)	88,520	188,283
Flight Centre Ltd.	3,344	150,678
Fortescue Metals Group Ltd.	99,201	439,587
Goodman Group (REIT)	109,336	497,758
GPT Group (REIT)	112,728	365,971
Harvey Norman Holdings Ltd.	30,496	90,470
Iluka Resources Ltd.	26,838	286,926
Incitec Pivot Ltd.	104,400	261,992
Insurance Australia Group Ltd.	133,267	729,786
Leighton Holdings Ltd.	10,751	193,070
Lend Lease Group	34,975	331,502
Macquarie Group Ltd.	19,461	869,814
Metcash Ltd.	55,669	166,188
Mirvac Group (REIT)	234,128	380,047
National Australia Bank Ltd.	149,299	4,780,125
Newcrest Mining Ltd.	49,095	535,868
Orica Ltd.	23,463	439,086
Origin Energy Ltd.	70,114	922,272
Qantas Airways Ltd.*	73,806	101,559
QBE Insurance Group Ltd.	76,712	1,049,853
Ramsay Health Care Ltd.	8,344	281,863
Rio Tinto Ltd.	93,634	5,393,060
Santos Ltd.	61,618	866,850
Seek Ltd.	20,436	226,489
Sonic Healthcare Ltd.	24,100	363,998
SP AusNet	111,403	124,713
Stockland Corp., Ltd. (REIT)	141,190	509,741
Suncorp Group Ltd.	82,472	1,005,581
Sydney Airport	12,018	44,062
Tabcorp Holdings Ltd.	48,171	147,399
Tatts Group Ltd.	88,860	256,982
Telstra Corp., Ltd.	275,996	1,279,659
Toll Holdings Ltd.	43,669	237,507
Transurban Group	89,727	569,203
Treasury Wine Estates Ltd.	40,986	169,002
Wesfarmers Ltd.	64,146	2,461,293
Westfield Group (REIT)	134,905	1,385,640
Westfield Retail Trust (REIT)	194,698	539,452
Westpac Banking Corp.	198,017	6,046,215
Whitehaven Coal Ltd.*	32,730	61,373
Woodside Petroleum Ltd.	41,825	1,494,800
Woolworths Ltd.	79,228	2,586,913
WorleyParsons Ltd.	13,242	300,436

		88,129,368

Austria (0.1%)
Andritz AG	4,666	274,305
Erste Group Bank AG	16,426	519,104
Immofinanz AG*	60,292	263,214
OMV AG	9,440	466,138
Raiffeisen Bank International AG	3,249	106,325
Telekom Austria AG	13,333	111,797
Verbund AG	4,535	102,641
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,550	130,919
Voestalpine AG	6,996	334,524

		2,308,967

Belgium (0.5%)
Ageas	14,806	599,707
Anheuser-Busch InBev N.V.	51,232	5,099,772
Belgacom S.A.	9,707	258,046
Colruyt S.A.	4,784	265,580
Delhaize Group S.A.	6,532	411,707
Groupe Bruxelles Lambert S.A.	5,171	439,812
KBC Groep N.V.	14,599	717,231
Solvay S.A.	3,800	569,861
Telenet Group Holding N.V.	3,283	163,466
UCB S.A.	7,052	429,218
Umicore S.A.	7,307	354,980

		9,309,380

Bermuda (0.2%)
Nabors Industries Ltd.	133,959	2,151,382
Seadrill Ltd.	23,936	1,073,950

		3,225,332

Brazil (1.1%)
BM&F Bovespa S.A.	350,000	1,964,536
Cia de Bebidas das Americas (Preference) (ADR)	34,941	1,339,987
Cia. Hering	119,100	1,814,739
Itau Unibanco Holding S.A. (Preference) (ADR)	258,500	3,650,020
Lojas Renner S.A.	30,100	868,110
LPS Brasil Consultoria de Imoveis S.A.	114,000	889,862
M Dias Branco S.A.	40,100	1,854,193
Vale S.A. (ADR)	639,936	9,989,401

		22,370,848

Canada (5.7%)
Agrium, Inc.	111,825	9,396,655
Brookfield Asset Management, Inc., Class A	84,134	3,146,612
Canadian National Railway Co.	283,191	28,707,072
Canadian Natural Resources Ltd. (New York Exchange)	321,152	10,097,019

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	$2,299,855
Canadian Pacific Railway Ltd. (New York Exchange)	69,660	8,589,078
Canadian Pacific Railway Ltd. (Toronto Exchange)	92,807	11,450,747
Cenovus Energy, Inc.	131,226	3,917,096
Dollarama, Inc.	40,898	3,323,695
Finning International, Inc.	40,822	938,860
Potash Corp. of Saskatchewan, Inc.	300,022	9,381,786
Suncor Energy, Inc. (New York Exchange)	414,962	14,847,340
Suncor Energy, Inc. (Toronto Exchange)	181,796	6,500,215

		112,596,030

Chile (0.1%)
Banco Santander Chile S.A. (ADR)	63,100	1,658,899

China (0.1%)
AAC Technologies Holdings, Inc.	47,000	213,611
Guangzhou Automobile Group Co., Ltd., Class H	1,656,068	1,795,734
Yangzijiang Shipbuilding Holdings Ltd.	127,652	111,418

		2,120,763

Denmark (0.9%)
A. P. Moller - Maersk A/S, Class A	35	302,697
A. P. Moller - Maersk A/S, Class B	84	770,202
Carlsberg A/S, Class B	46,400	4,780,469
Chr Hansen Holding A/S	57,697	2,042,853
Coloplast A/S, Class B	6,976	397,193
Danske Bank A/S*	42,024	904,799
DSV A/S	12,050	341,844
Novo Nordisk A/S, Class B	45,537	7,731,155
Novozymes A/S, Class B	14,673	561,306
TDC A/S	47,319	400,398
Tryg A/S	1,627	149,771
William Demant Holding A/S*	1,573	145,371

		18,528,058

Finland (0.5%)
Elisa Oyj	8,822	210,292
Fortum Oyj	28,473	641,738
Kesko Oyj, Class B	4,237	127,136
Kone Oyj, Class B	31,147	2,778,950
Metso Oyj	8,192	321,837
Neste Oil Oyj	8,496	187,924
Nokia Oyj*	240,054	1,577,670
Nokian Renkaat Oyj	7,196	365,456
Orion Oyj, Class B	6,464	162,829
Pohjola Bank plc, Class A	9,195	152,757
Sampo Oyj, Class A	26,865	1,154,295
Stora Enso Oyj, Class R	35,328	299,426
UPM-Kymmene Oyj	33,723	466,715
Wartsila Oyj	11,316	511,009

		8,958,034

France (6.4%)
Accor S.A.	10,150	422,104
Aeroports de Paris S.A.	1,852	193,899
Air Liquide S.A.	42,947	5,981,482
Alstom S.A.	13,820	492,276
Arkema S.A.	4,024	448,303
AtoS	3,540	276,474
AXA S.A.‡	113,867	2,638,020
BNP Paribas S.A.	63,370	4,286,505
Bouygues S.A.	12,235	446,493
Bureau Veritas S.A.	14,186	447,163
Cap Gemini S.A.	9,151	544,346
Carrefour S.A.	38,642	1,326,525
Casino Guichard Perrachon S.A.	3,611	372,101
CGG*	10,176	234,514
Christian Dior S.A.	3,495	685,354
Cie de Saint-Gobain S.A.	25,532	1,264,372
Cie Generale des Etablissements Michelin	11,679	1,295,121
CNP Assurances S.A.	10,289	185,338
Credit Agricole S.A.*	64,050	706,284
Danone S.A.	163,550	12,310,829
Dassault Systemes S.A.	16,602	2,216,354
Edenred	12,957	420,693
EDF S.A.	15,407	487,318
Essilor International S.A.	38,879	4,181,498
Eurazeo S.A.	2,068	132,779
European Aeronautic Defence and Space Co. N.V.	37,104	2,363,987
Eutelsat Communications S.A.	9,195	290,710
Fonciere des Regions (REIT)	1,883	156,182
GDF Suez S.A.	84,333	2,118,649
Gecina S.A. (REIT)	1,344	171,877
Groupe Eurotunnel S.A. (Registered)	35,696	325,339
ICADE (REIT)	1,401	127,955
Iliad S.A.	1,468	342,582
Imerys S.A.	2,253	157,306
J.C. Decaux S.A.	4,428	163,029
Kering	4,846	1,085,987
Klepierre S.A. (REIT)	6,489	281,356
Lafarge S.A.	11,969	833,740
Lagardere S.C.A.	7,357	238,920
Legrand S.A.	45,080	2,501,360
L’Oreal S.A.	34,890	5,992,159
LVMH Moet Hennessy Louis Vuitton S.A.	69,758	13,740,579
Natixis S.A.	58,519	280,094
Orange S.A.	118,857	1,490,415
Pernod-Ricard S.A.	64,886	8,057,420
Publicis Groupe S.A.	71,444	5,685,130
Remy Cointreau S.A.	1,565	166,773
Renault S.A.	12,322	982,352
Rexel S.A.	9,591	243,933
Safran S.A.	15,954	982,799
Sanofi S.A.	76,131	7,721,447
Schneider Electric S.A.	80,902	6,841,611
SCOR SE	9,741	322,534
Societe BIC S.A.	1,802	209,532
Societe Generale S.A.	44,647	2,224,558
Sodexo S.A.	6,043	563,849
Suez Environnement Co. S.A.	17,727	287,544
Technip S.A.	23,673	2,779,538
Thales S.A.	5,805	319,119
Total S.A.	135,797	7,880,368
Unibail-Rodamco SE (REIT)	6,051	1,501,330
Vallourec S.A.	6,690	400,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Veolia Environnement S.A.	21,753	$371,535
Vinci S.A.	29,612	1,721,404
Vivendi S.A.	75,920	1,746,556
Wendel S.A.	2,053	278,296
Zodiac Aerospace	2,164	344,428

		126,291,096

Germany (5.1%)
Adidas AG	30,048	3,259,352
Allianz SE (Registered)	29,076	4,570,781
Axel Springer AG	2,639	146,770
BASF SE	105,677	10,136,228
BASF SE (ADR)	6,500	624,000
Bayer AG (Registered)	95,692	11,283,465
Bayerische Motoren Werke (BMW) AG	21,062	2,264,396
Bayerische Motoren Werke (BMW) AG (Preference)	3,370	274,914
Beiersdorf AG	6,461	573,744
Brenntag AG	27,509	4,579,374
Celesio AG	5,634	126,829
Commerzbank AG*	61,669	709,980
Continental AG	7,051	1,195,230
Daimler AG (Registered)	61,285	4,777,240
Deutsche Bank AG (Registered)	65,004	2,984,706
Deutsche Boerse AG	12,371	930,695
Deutsche Lufthansa AG (Registered)*	14,742	287,489
Deutsche Post AG (Registered)	57,549	1,909,787
Deutsche Telekom AG (Registered)	178,805	2,591,919
E.ON SE	114,563	2,038,073
Fraport AG	2,210	155,111
Fresenius Medical Care AG & Co. KGaA	38,916	2,531,819
Fresenius SE & Co. KGaA	7,992	992,756
Fuchs Petrolub SE (Preference)	2,259	189,172
GEA Group AG	11,539	473,858
Hannover Rueck SE	3,865	284,236
HeidelbergCement AG	9,014	695,214
Henkel AG & Co. KGaA	8,327	737,531
Henkel AG & Co. KGaA (Preference)	11,420	1,176,792
Hochtief AG	1,911	166,829
Hugo Boss AG	2,017	260,918
Infineon Technologies AG	69,256	692,860
K+S AG (Registered)	11,041	286,189
Kabel Deutschland Holding AG	1,419	180,451
Lanxess AG	5,333	346,164
Linde AG	43,157	8,547,556
MAN SE	2,237	266,740
Merck KGaA	4,142	646,364
Metro AG	8,310	329,396
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	11,416	2,230,905
OSRAM Licht AG*	5,056	237,348
Porsche Automobil Holding SE (Preference)	9,816	857,861
ProSiebenSat.1 Media AG (Registered)	6,784	288,181
RWE AG	31,370	1,066,914
RWE AG (Preference)	2,587	84,871
SAP AG	107,225	7,930,394
Siemens AG (Registered)	50,564	6,092,194
Suedzucker AG	5,196	153,101
Symrise AG	79,452	3,519,650
Telefonica Deutschland Holding AG	17,763	140,219
ThyssenKrupp AG*	24,734	591,597
United Internet AG (Registered)	6,794	257,355
Volkswagen AG	1,892	429,116
Volkswagen AG (Preference)	9,201	2,168,990

		100,273,624

Greece (0.0%)
Hellenic Telecommunications Organization S.A.*	15,592	162,421
OPAP S.A.	14,748	164,603

		327,024

Hong Kong (2.0%)
AIA Group Ltd.	1,748,525	8,217,452
ASM Pacific Technology Ltd.	15,307	155,322
Bank of East Asia Ltd.	78,580	332,824
BOC Hong Kong Holdings Ltd.	.237,043	761,017
Cathay Pacific Airways Ltd.	70,575	138,313
Cheung Kong Holdings Ltd.	88,899	1,353,676
Cheung Kong Infrastructure Holdings Ltd.	39,340	272,634
China Unicom Hong Kong Ltd.	2,440,023	3,806,686
CLP Holdings Ltd.	111,564	908,375
Dairy Farm International Holdings Ltd.	103,319	1,044,555
First Pacific Co., Ltd.	144,250	159,391
Galaxy Entertainment Group Ltd.*	135,000	946,892
Hang Lung Properties Ltd.	143,438	488,243
Hang Seng Bank Ltd.	49,074	800,405
Henderson Land Development Co., Ltd.	68,209	421,255
HKT Trust/HKT Ltd.	136,000	127,655
Hong Kong & China Gas Co., Ltd.	367,747	884,766
Hong Kong Exchanges and Clearing Ltd.	44,727	716,818
Hopewell Holdings Ltd.	37,351	124,970
Hutchison Whampoa Ltd.	136,571	1,635,844
Hysan Development Co., Ltd.	39,459	175,777
Kerry Properties Ltd.	40,732	173,570
Li & Fung Ltd.	3,369,503	4,900,527
Link REIT (REIT)	146,186	717,180
MTR Corp., Ltd.	93,029	368,235
New World Development Co., Ltd.	238,170	358,058
Noble Group Ltd.	269,979	200,136
NWS Holdings Ltd.	93,215	144,704
Orient Overseas International Ltd.	14,452	84,876
PCCW Ltd.	265,585	117,453
Power Assets Holdings Ltd.	88,996	796,339
Sands China Ltd.	614,919	3,801,669
Shangri-La Asia Ltd.	99,859	165,318
Sino Land Co., Ltd.	189,241	278,644
SJM Holdings Ltd.	124,000	348,535
Sun Hung Kai Properties Ltd.	103,278	1,404,844
Swire Pacific Ltd., Class A	43,331	519,018
Swire Properties Ltd.	75,000	210,324
Wharf Holdings Ltd.	97,330	843,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wheelock & Co., Ltd.	58,116	$308,342
Yue Yuen Industrial Holdings Ltd.	46,199	128,961

		39,342,906

India (0.1%)
HDFC Bank Ltd. (ADR)	84,340	2,595,985

Ireland (1.3%)
Accenture plc, Class A	78,686	5,794,437
Bank of Ireland*	1,343,976	381,822
CRH plc	46,557	1,111,994
Eaton Corp. plc	163,471	11,253,344
Elan Corp. plc*	30,701	477,847
Experian plc	256,002	4,877,978
James Hardie Industries plc (CDI)	27,899	277,968
Kerry Group plc, Class A	9,569	580,810
Shire plc	35,408	1,420,439

		26,176,639

Israel (0.3%)
Bank Hapoalim B.M.	67,673	342,201
Bank Leumi Le-Israel B.M.*	80,023	297,471
Bezeq Israeli Telecommunication Corp., Ltd.	115,948	213,204
Delek Group Ltd.	229	74,729
Israel Chemicals Ltd.	28,547	240,913
Israel Corp., Ltd.*	166	87,662
Mizrahi Tefahot Bank Ltd.	8,173	89,985
NICE Systems Ltd.	3,657	150,678
NICE Systems Ltd. (ADR)	73,429	3,037,758
Teva Pharmaceutical Industries Ltd.	54,148	2,038,972

		6,573,573

Italy (1.1%)
Assicurazioni Generali S.p.A.	74,049	1,477,614
Atlantia S.p.A.	21,212	431,311
Banca Monte dei Paschi di Siena S.p.A.*	428,122	118,733
Enel Green Power S.p.A.	109,584	234,977
Enel S.p.A.	418,044	1,601,640
Eni S.p.A.	162,215	3,719,721
Exor S.p.A.	4,260	159,812
Fiat S.p.A.*	56,105	447,061
Finmeccanica S.p.A.*	26,882	160,816
Intesa Sanpaolo S.p.A.	741,393	1,529,565
Luxottica Group S.p.A.	10,584	563,006
Mediobanca S.p.A.	32,379	225,809
Pirelli & C. S.p.A.	14,626	190,448
Prysmian S.p.A.	119,273	2,920,588
Saipem S.p.A.	137,581	2,989,191
Snam S.p.A.	129,346	655,147
Telecom Italia S.p.A.	641,433	529,335
Telecom Italia S.p.A. (RNC)	384,457	255,323
Terna Rete Elettrica Nazionale S.p.A.	96,078	433,610
UniCredit S.p.A.	276,788	1,764,421
Unione di Banche Italiane S.c.p.A.	54,312	274,653

		20,682,781

Japan (10.8%)
ABC-Mart, Inc.	1,840	89,571
Acom Co., Ltd.*	23,500	88,219
Advantest Corp.	8,998	103,533
Aeon Co., Ltd.	38,452	528,497
AEON Financial Service Co., Ltd.	31,538	989,824
Aeon Mall Co., Ltd.	6,008	178,110
Air Water, Inc.	10,000	147,210
Aisin Seiki Co., Ltd.	12,338	525,302
Ajinomoto Co., Inc.	38,168	500,908
Alfresa Holdings Corp.	2,366	121,796
Amada Co., Ltd.	23,148	207,942
ANA Holdings, Inc.	76,302	166,119
Aozora Bank Ltd.	68,918	204,030
Asahi Glass Co., Ltd.	64,752	401,180
Asahi Group Holdings Ltd.	24,787	650,345
Asahi Kasei Corp.	81,078	609,559
Asics Corp.	10,548	181,568
Astellas Pharma, Inc.	28,430	1,446,157
Bank of Kyoto Ltd.	21,082	184,879
Bank of Yokohama Ltd.	73,700	420,629
Benesse Holdings, Inc.	4,774	173,388
Bridgestone Corp.	41,164	1,497,139
Brother Industries Ltd.	14,515	163,320
Calbee, Inc.	4,400	127,396
Canon, Inc.	72,130	2,296,830
Casio Computer Co., Ltd.	14,827	136,964
Central Japan Railway Co.	9,200	1,177,435
Chiba Bank Ltd.	48,672	354,536
Chiyoda Corp.	10,000	120,047
Chubu Electric Power Co., Inc.	41,254	564,911
Chugai Pharmaceutical Co., Ltd.	14,347	293,961
Chugoku Bank Ltd.	9,511	133,528
Chugoku Electric Power Co., Inc.	18,962	300,938
Citizen Holdings Co., Ltd.	17,552	122,852
Coca-Cola West Co., Ltd.	4,048	80,758
Cosmo Oil Co., Ltd.*	36,222	67,805
Credit Saison Co., Ltd.	9,816	265,535
Dai Nippon Printing Co., Ltd.	36,162	381,872
Daicel Corp.	17,955	161,658
Daido Steel Co., Ltd.	18,519	108,520
Daihatsu Motor Co., Ltd.	12,200	235,821
Dai-ichi Life Insurance Co., Ltd.	54,500	776,235
Daiichi Sankyo Co., Ltd.	43,287	782,993
Daikin Industries Ltd.	15,023	796,275
Dainippon Sumitomo Pharma Co., Ltd.	10,592	143,964
Daito Trust Construction Co., Ltd.	4,638	462,880
Daiwa House Industry Co., Ltd.	32,658	613,988
Daiwa Securities Group, Inc.	106,476	953,242
DeNA Co., Ltd.	6,500	132,123
Denso Corp.	30,812	1,435,668
Dentsu, Inc.	11,591	439,844
Don Quijote Co., Ltd.	3,300	206,470
East Japan Railway Co.	21,520	1,847,793
Eisai Co., Ltd.	16,154	655,725
Electric Power Development Co., Ltd.	7,603	247,516
FamilyMart Co., Ltd.	3,604	155,643
FANUC Corp.	12,244	2,019,179
Fast Retailing Co., Ltd.	3,416	1,280,631
Fuji Electric Co., Ltd.	37,288	151,739
Fuji Heavy Industries Ltd.	37,480	1,033,326
Fujifilm Holdings Corp.	29,768	712,894
Fujitsu Ltd.*	119,742	445,858

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fukuoka Financial Group, Inc.	47,983	$216,252
Furukawa Electric Co., Ltd.	43,288	99,528
Gree, Inc.	6,500	50,587
GungHo Online Entertainment, Inc.*	175	135,841
Gunma Bank Ltd.	22,274	130,070
Hachijuni Bank Ltd.	25,088	155,691
Hakuhodo DY Holdings, Inc.	14,060	104,418
Hamamatsu Photonics KK	4,400	165,400
Hankyu Hanshin Holdings, Inc.	74,000	410,296
Hino Motors Ltd.	16,830	247,241
Hirose Electric Co., Ltd.	2,066	316,537
Hiroshima Bank Ltd.	30,000	127,575
Hisamitsu Pharmaceutical Co., Inc.	3,867	215,587
Hitachi Chemical Co., Ltd.	6,888	110,648
Hitachi Construction Machinery Co., Ltd.	6,451	144,056
Hitachi High-Technologies Corp.	3,618	80,977
Hitachi Ltd.	309,211	2,035,297
Hitachi Metals Ltd.	11,386	139,465
Hokkaido Electric Power Co., Inc.*	11,268	151,661
Hokuhoku Financial Group, Inc.	75,000	157,180
Hokuriku Electric Power Co.	10,138	147,901
Honda Motor Co., Ltd.	295,004	11,209,522
Hoya Corp.	27,902	658,271
Hulic Co., Ltd.	16,400	244,928
Ibiden Co., Ltd.	6,834	111,449
Idemitsu Kosan Co., Ltd.	1,290	111,552
IHI Corp.	83,834	352,240
INPEX Corp.	306,000	3,604,944
Isetan Mitsukoshi Holdings Ltd.	22,748	336,493
Isuzu Motors Ltd.	76,138	500,383
ITOCHU Corp.	96,532	1,180,441
ITOCHU Techno-Solutions Corp.	1,734	61,566
Iyo Bank Ltd.	15,578	162,920
J. Front Retailing Co., Ltd.	29,068	234,803
Japan Airlines Co., Ltd.	4,015	242,628
Japan Exchange Group, Inc.	16,000	353,711
Japan Petroleum Exploration Co.	1,910	82,000
Japan Prime Realty Investment Corp. (REIT)	48	168,472
Japan Real Estate Investment Corp. (REIT)	38	443,807
Japan Retail Fund Investment Corp. (REIT)	132	271,534
Japan Steel Works Ltd.	18,022	104,324
Japan Tobacco, Inc.	301,700	10,834,742
JFE Holdings, Inc.	31,476	814,319
JGC Corp.	13,326	479,923
Joyo Bank Ltd.	43,480	233,114
JSR Corp.	11,418	211,528
JTEKT Corp.	12,982	177,240
JX Holdings, Inc.	143,978	745,560
Kajima Corp.	51,739	210,019
Kamigumi Co., Ltd.	13,704	116,274
Kaneka Corp.	15,644	101,858
Kansai Electric Power Co., Inc.*	44,723	573,284
Kansai Paint Co., Ltd.	14,452	191,429
Kao Corp.	33,767	1,051,193
Kawasaki Heavy Industries Ltd.	90,840	392,767
KDDI Corp.	34,400	1,763,833
Keikyu Corp.	29,466	278,188
Keio Corp.	37,347	267,483
Keisei Electric Railway Co., Ltd.	16,955	176,286
Keyence Corp.	2,853	1,081,177
Kikkoman Corp.	10,823	197,643
Kinden Corp.	8,696	93,334
Kintetsu Corp.	103,980	387,168
Kirin Holdings Co., Ltd.	54,991	799,452
Kobe Steel Ltd.*	160,095	296,427
Koito Manufacturing Co., Ltd.	6,000	113,780
Komatsu Ltd.	59,272	1,470,720
Konami Corp.	5,988	138,042
Konica Minolta, Inc.	29,936	250,951
Kubota Corp.	69,508	1,002,013
Kuraray Co., Ltd.	22,092	264,084
Kurita Water Industries Ltd.	7,514	159,231
Kyocera Corp.	20,608	1,092,300
Kyowa Hakko Kirin Co., Ltd.	13,267	136,051
Kyushu Electric Power Co., Inc.*	27,288	388,936
Lawson, Inc.	51,880	4,058,774
LIXIL Group Corp.	17,023	349,656
M3, Inc.	46	127,150
Mabuchi Motor Co., Ltd.	1,652	86,890
Makita Corp.	7,146	414,387
Marubeni Corp.	105,668	829,907
Marui Group Co., Ltd.	14,886	139,175
Maruichi Steel Tube Ltd.	3,116	77,286
Mazda Motor Corp.*	170,679	758,805
McDonald’s Holdings Co. Japan Ltd.	4,480	123,423
Medipal Holdings Corp.	8,322	102,527
MEIJI Holdings Co., Ltd.	3,834	209,457
Miraca Holdings, Inc.	3,700	164,871
Mitsubishi Chemical Holdings Corp.	86,859	404,715
Mitsubishi Corp.	89,184	1,801,917
Mitsubishi Electric Corp.	123,371	1,292,763
Mitsubishi Estate Co., Ltd.	80,011	2,357,311
Mitsubishi Gas Chemical Co., Inc.	26,711	223,916
Mitsubishi Heavy Industries Ltd.	192,256	1,101,176
Mitsubishi Logistics Corp.	7,008	105,589
Mitsubishi Materials Corp.	70,819	291,792
Mitsubishi Motors Corp.*	26,821	295,783
Mitsubishi Tanabe Pharma Corp.	14,290	200,186
Mitsubishi UFJ Financial Group, Inc.	812,516	5,182,843
Mitsubishi UFJ Lease & Finance Co., Ltd.	35,900	189,553
Mitsui & Co., Ltd.	110,154	1,598,043
Mitsui Chemicals, Inc.	51,288	140,358
Mitsui Fudosan Co., Ltd.	53,427	1,790,955
Mitsui O.S.K. Lines Ltd.*	68,575	309,057
Mizuho Financial Group, Inc.	1,458,602	3,160,712
MS&AD Insurance Group Holdings, Inc.	32,498	846,380
Murata Manufacturing Co., Ltd.	12,971	988,380
Nabtesco Corp.	7,000	170,344
Namco Bandai Holdings, Inc.	11,219	209,440
NEC Corp.	163,742	378,142
Nexon Co., Ltd.	7,200	87,606
NGK Insulators Ltd.	18,267	276,528
NGK Spark Plug Co., Ltd.	10,948	241,581

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
NHK Spring Co., Ltd.	9,675	$98,822
Nidec Corp.	6,446	531,183
Nikon Corp.	21,859	380,940
Nintendo Co., Ltd.	6,839	774,384
Nippon Building Fund, Inc. (REIT)	43	533,700
Nippon Electric Glass Co., Ltd.	22,022	117,621
Nippon Express Co., Ltd.	48,427	242,394
Nippon Meat Packers, Inc.	10,075	144,009
Nippon Prologis REIT, Inc. (REIT)	16	159,683
Nippon Steel & Sumitomo Metal Corp.	481,698	1,631,878
Nippon Telegraph & Telephone Corp.	27,987	1,446,401
Nippon Yusen KK	101,442	319,925
Nishi-Nippon City Bank Ltd.	44,480	120,822
Nissan Motor Co., Ltd.	158,048	1,582,168
Nisshin Seifun Group, Inc.	13,901	140,007
Nissin Foods Holdings Co., Ltd.	3,506	143,743
Nitori Holdings Co., Ltd.	2,075	189,989
Nitto Denko Corp.	10,611	689,804
NKSJ Holdings, Inc.	21,104	541,260
NOK Corp.	5,864	91,156
Nomura Holdings, Inc.	230,908	1,797,087
Nomura Real Estate Holdings, Inc.	7,875	193,480
Nomura Real Estate Office Fund, Inc. (REIT)	19	97,614
Nomura Research Institute Ltd.	6,288	218,140
NSK Ltd.	29,970	305,203
NTT Data Corp.	8,000	268,986
NTT DOCOMO, Inc.	96,800	1,567,787
NTT Urban Development Corp.	6,600	86,415
Obayashi Corp.	40,666	242,436
Obic Co., Ltd.	120,000	3,863,879
Odakyu Electric Railway Co., Ltd.	40,103	397,786
Oji Holdings Corp.	49,612	232,174
Olympus Corp.*	12,652	383,956
Omron Corp.	13,044	470,431
Ono Pharmaceutical Co., Ltd.	5,275	323,600
Oracle Corp. Japan	2,540	94,576
Oriental Land Co., Ltd.	3,186	525,733
ORIX Corp.	70,310	1,140,897
Osaka Gas Co., Ltd.	119,868	509,739
Otsuka Corp.	1,139	145,076
Otsuka Holdings Co., Ltd.	23,200	671,725
Panasonic Corp.	141,486	1,364,553
Park24 Co., Ltd.	6,700	118,943
Rakuten, Inc.	46,500	702,503
Resona Holdings, Inc.	120,902	617,456
Ricoh Co., Ltd.	43,480	500,289
Rinnai Corp.	2,084	154,347
Rohm Co., Ltd.	6,126	251,160
Sankyo Co., Ltd.	3,398	165,760
Sanrio Co., Ltd.	2,600	159,499
Santen Pharmaceutical Co., Ltd.	38,831	1,882,392
SBI Holdings, Inc.	13,030	167,821
Secom Co., Ltd.	13,427	838,718
Sega Sammy Holdings, Inc.	11,775	338,893
Sekisui Chemical Co., Ltd.	27,214	276,307
Sekisui House Ltd.	32,970	442,082
Seven & I Holdings Co., Ltd.	47,712	1,737,718
Seven Bank Ltd.	36,800	122,798
Sharp Corp.*	66,938	245,157
Shikoku Electric Power Co., Inc.*	11,543	195,759
Shimadzu Corp.	15,140	143,244
Shimamura Co., Ltd.	1,546	153,664
Shimano, Inc.	5,036	449,318
Shimizu Corp.	38,910	189,612
Shin-Etsu Chemical Co., Ltd.	26,064	1,590,966
Shinsei Bank Ltd.	107,173	259,496
Shionogi & Co., Ltd.	19,207	402,723
Shiseido Co., Ltd.	23,022	413,152
Shizuoka Bank Ltd.	36,724	416,949
Showa Denko KK	97,382	131,765
Showa Shell Sekiyu KK	12,475	139,351
SMC Corp.	3,448	818,722
Softbank Corp.	80,472	5,558,827
Sojitz Corp.	75,442	147,361
Sony Corp.	64,564	1,378,048
Sony Financial Holdings, Inc.	10,900	199,381
Stanley Electric Co., Ltd.	8,784	186,323
Sumco Corp.	7,652	62,044
Sumitomo Chemical Co., Ltd.	95,158	362,064
Sumitomo Corp.	72,228	971,417
Sumitomo Electric Industries Ltd.	48,360	699,607
Sumitomo Heavy Industries Ltd.	32,784	148,753
Sumitomo Metal Mining Co., Ltd.	32,784	462,268
Sumitomo Mitsui Financial Group, Inc.	81,068	3,913,400
Sumitomo Mitsui Trust Holdings, Inc.	204,268	1,007,884
Sumitomo Realty & Development Co., Ltd.	22,526	1,066,774
Sumitomo Rubber Industries Ltd.	10,436	160,423
Sundrug Co., Ltd.	43,400	2,163,487
Suntory Beverage & Food Ltd.*	7,900	266,428
Suruga Bank Ltd.	11,890	204,064
Suzuken Co., Ltd.	4,306	141,496
Suzuki Motor Corp.	23,436	560,776
Sysmex Corp.	4,500	286,586
T&D Holdings, Inc.	37,068	457,811
Taiheiyo Cement Corp.	75,000	326,568
Taisei Corp.	62,183	305,554
Taisho Pharmaceutical Holdings Co., Ltd.	2,071	136,318
Taiyo Nippon Sanso Corp.	15,392	103,036
Takashimaya Co., Ltd.	15,955	149,170
Takeda Pharmaceutical Co., Ltd.	50,223	2,368,214
TDK Corp.	7,871	308,290
Teijin Ltd.	56,250	129,330
Terumo Corp.	9,750	498,932
THK Co., Ltd.	7,208	159,420
Tobu Railway Co., Ltd.	65,991	347,763
Toho Co., Ltd.	7,546	157,069
Toho Gas Co., Ltd.	24,592	128,595
Tohoku Electric Power Co., Inc.*	28,559	350,396
Tokio Marine Holdings, Inc.	43,915	1,431,889
Tokyo Electric Power Co., Inc.*	93,058	578,447
Tokyo Electron Ltd.	10,936	585,211
Tokyo Gas Co., Ltd.	154,711	846,783
Tokyo Tatemono Co., Ltd.	26,000	237,530
Tokyu Corp.	72,011	512,821
Tokyu Land Corp.†	28,592	295,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
TonenGeneral Sekiyu KK	18,830	$173,751
Toppan Printing Co., Ltd.	37,910	305,070
Toray Industries, Inc.	91,774	602,210
Toshiba Corp.	257,683	1,153,472
TOTO Ltd.	19,267	269,320
Toyo Seikan Kaisha Ltd.	10,304	201,688
Toyo Suisan Kaisha Ltd.	5,756	168,531
Toyoda Gosei Co., Ltd.	4,442	109,180
Toyota Boshoku Corp.	4,492	60,003
Toyota Industries Corp.	10,418	448,325
Toyota Motor Corp.	216,636	13,818,686
Toyota Tsusho Corp.	13,614	355,118
Trend Micro, Inc.	6,582	244,745
Tsumura & Co.	3,904	114,306
Ube Industries Ltd.	60,123	113,157
Unicharm Corp.	64,494	3,759,607
United Urban Investment Corp. (REIT)	146	222,799
USS Co., Ltd.	13,610	196,753
West Japan Railway Co.	10,800	462,017
Yahoo! Japan Corp.	635,500	3,601,134
Yakult Honsha Co., Ltd.	5,507	275,364
Yamada Denki Co., Ltd.	59,420	175,307
Yamaguchi Financial Group, Inc.	14,763	144,784
Yamaha Corp.	10,479	149,251
Yamaha Motor Co., Ltd.	17,532	255,770
Yamato Holdings Co., Ltd.	23,036	518,395
Yamato Kogyo Co., Ltd.	2,754	101,984
Yamazaki Baking Co., Ltd.	5,571	60,077
Yaskawa Electric Corp.	14,140	198,373
Yokogawa Electric Corp.	13,703	194,891
Yokohama Rubber Co., Ltd.	13,000	128,023

		212,912,846

Luxembourg (0.7%)
ArcelorMittal S.A.	63,901	878,317
Millicom International Cellular S.A. (SDR)	4,044	357,099
SES S.A. (FDR)	19,477	557,291
Tenaris S.A.	30,269	710,063
Tenaris S.A. (ADR)	246,195	11,517,002

		14,019,772

Macau (0.0%)
MGM China Holdings Ltd.	57,600	191,235
Wynn Macau Ltd.	99,200	338,302

		529,537

Mexico (0.0%)
Fresnillo plc	11,493	181,037

Netherlands (2.8%)
Aegon N.V.	113,767	841,886
Akzo Nobel N.V.	49,844	3,275,483
ASML Holding N.V.	22,729	2,244,672
CNH Industrial N.V.*	54,857	703,542
Core Laboratories N.V.	51,400	8,697,394
Corio N.V. (REIT)	4,400	189,559
Delta Lloyd N.V.	11,498	244,681
Fugro N.V. (CVA)	4,383	267,363
Gemalto N.V.	5,078	545,254
Heineken Holding N.V.	6,462	408,738
Heineken N.V.	85,361	6,050,030
ING Groep N.V. (CVA)*	243,902	2,755,519
Koninklijke (Royal) KPN N.V.*	205,282	654,021
Koninklijke Ahold N.V.	64,609	1,119,237
Koninklijke Boskalis Westminster N.V.	4,874	215,881
Koninklijke DSM N.V.	9,885	745,942
Koninklijke Philips N.V.	60,841	1,961,417
Koninklijke Vopak N.V.	4,507	258,251
OCI*	5,777	195,385
QIAGEN N.V.*	15,156	326,728
Randstad Holding N.V.	7,720	434,888
Reed Elsevier N.V.	44,171	888,284
Royal Dutch Shell plc, Class A	240,828	7,953,480
Royal Dutch Shell plc, Class B	166,707	5,760,630
TNT Express N.V.	22,881	208,881
Unilever N.V. (N.Y. Shares)	89,540	3,377,449
Unilever N.V. (CVA)	103,877	4,040,940
Wolters Kluwer N.V.	19,351	498,841
Ziggo N.V.	10,834	438,824

		55,303,200

New Zealand (0.1%)
Auckland International Airport Ltd.	64,786	178,374
Contact Energy Ltd.	24,133	108,436
Fletcher Building Ltd.	43,852	346,002
SKYCITY Entertainment Group Ltd.	38,409	127,921
Telecom Corp. of New Zealand Ltd.	116,409	224,789

		985,522

Norway (0.3%)
Aker Solutions ASA	10,260	144,091
DNB ASA	62,644	951,132
Gjensidige Forsikring ASA	12,461	188,161
Norsk Hydro ASA	59,679	247,420
Orkla ASA	48,985	356,803
Statoil ASA	70,878	1,608,922
Telenor ASA	44,997	1,028,161
Yara International ASA	11,841	488,940
Yara International ASA (ADR)	5,000	205,750

		5,219,380

Panama (0.2%)
Copa Holdings S.A., Class A	32,007	4,438,411

Peru (0.2%)
Credicorp Ltd.	31,685	4,070,255

Portugal (0.1%)
Banco Espirito Santo S.A. (Registered)*	113,889	121,257
EDP - Energias de Portugal S.A.	129,130	471,672
Galp Energia SGPS S.A., Class B	17,301	287,772
Jeronimo Martins SGPS S.A.	16,040	329,402
Portugal Telecom SGPS S.A. (Registered)	40,099	180,700

		1,390,803

Russia (0.1%)
Sberbank of Russia (ADR)	165,844	1,995,103

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	131,522	239,026
CapitaCommercial Trust (REIT)	124,000	143,318
CapitaLand Ltd.	163,502	402,711
CapitaMall Trust (REIT)	151,267	236,326
CapitaMalls Asia Ltd.	80,421	125,322
City Developments Ltd.	26,280	214,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
ComfortDelGro Corp., Ltd.	128,550	$201,860
DBS Group Holdings Ltd.	108,860	1,424,799
Genting Singapore plc	392,261	448,683
Global Logistic Properties Ltd.	197,000	453,812
Golden Agri-Resources Ltd.	466,537	193,376
Hutchison Port Holdings Trust, Class U	335,000	261,300
Jardine Cycle & Carriage Ltd.	6,449	196,110
Keppel Corp., Ltd.	91,685	761,514
Keppel Land Ltd.	44,000	124,156
Olam International Ltd.	94,924	115,766
Oversea-Chinese Banking Corp., Ltd.	163,922	1,345,819
SembCorp Industries Ltd.	62,812	264,856
Sembcorp Marine Ltd.	51,626	186,414
Singapore Airlines Ltd.	34,682	288,614
Singapore Exchange Ltd.	54,302	314,242
Singapore Press Holdings Ltd.	67,523	221,210
Singapore Technologies Engineering Ltd.	99,019	329,129
Singapore Telecommunications Ltd.	506,119	1,504,782
StarHub Ltd.	39,724	135,838
United Overseas Bank Ltd.	80,826	1,331,691
UOL Group Ltd.	27,532	134,966
Wilmar International Ltd.	123,455	311,946

		11,912,301

South Korea (0.3%)
NAVER Corp.	4,673	2,421,998
Samsung Electronics Co., Ltd.	2,946	3,747,349

		6,169,347

Spain (1.6%)
Abertis Infraestructuras S.A.	23,503	456,750
Acciona S.A.	1,548	88,072
ACS Actividades de Construcciony Servicios S.A.	9,392	298,590
Amadeus IT Holding S.A., Class A	100,193	3,551,308
Banco Bilbao Vizcaya Argentaria S.A.	352,840	3,942,825
Banco de Sabadell S.A.†	33,851	84,767
Banco de Sabadell S.A.	169,259	426,136
Banco Popular Espanol S.A.*	80,366	431,522
Banco Santander S.A.	710,339	5,792,800
Bankia S.A.*	256,647	279,500
CaixaBank	74,240	325,813
Distribuidora Internacional de Alimentacion S.A.	39,166	339,586
Enagas S.A.	12,242	300,013
Ferrovial S.A.	25,860	464,947
Gas Natural SDG S.A.	22,451	468,653
Grifols S.A.	9,560	392,524
Iberdrola S.A.	309,269	1,797,005
Inditex S.A.	36,359	5,602,544
Mapfre S.A.	47,129	168,705
Red Electrica Corporacion S.A.	6,937	394,815
Repsol S.A.	54,839	1,359,512
Telefonica S.A.	261,176	4,066,851
Zardoya Otis S.A.	10,680	173,381

		31,206,619

Sweden (1.5%)
Alfa Laval AB	20,012	482,963
Assa Abloy AB, Class B	21,416	983,043
Atlas Copco AB, Class A	43,044	1,260,504
Atlas Copco AB, Class B	25,013	660,869
Boliden AB	17,532	262,706
Electrolux AB	15,420	400,454
Elekta AB, Class B	23,625	380,106
Getinge AB, Class B	12,829	458,528
Hennes & Mauritz AB, Class B	60,438	2,624,713
Hexagon AB, Class B	15,178	457,699
Husqvarna AB, Class B	24,374	158,266
Industrivarden AB, Class C	7,832	144,168
Investment AB Kinnevik, Class B	13,191	456,688
Investor AB, Class B	29,196	885,870
Lundin Petroleum AB*	14,264	307,621
Nordea Bank AB	167,536	2,020,328
Ratos AB, Class B	12,793	119,137
Sandvik AB	67,985	939,373
Scania AB, Class B	20,512	439,495
Securitas AB, Class B	19,382	221,364
Skandinaviska Enskilda Banken AB, Class A	96,858	1,026,348
Skanska AB, Class B	24,355	468,402
SKF AB, Class B	25,132	699,599
Svenska Cellulosa AB S.C.A., Class B	37,271	939,503
Svenska Handelsbanken AB, Class A	31,853	1,362,502
Swedbank AB, Class A	57,751	1,345,220
Swedish Match AB	13,205	466,008
Tele2 AB, Class B	20,387	260,758
Telefonaktiebolaget LM Ericsson, Class B	464,980	6,186,035
TeliaSonera AB	151,858	1,163,503
Volvo AB, Class B	95,427	1,429,170

		29,010,943

Switzerland (8.9%)
ABB Ltd. (Registered)*	140,211	3,316,319
Actelion Ltd. (Registered)*	6,809	483,372
Adecco S.A. (Registered)*	8,492	604,727
Aryzta AG*	5,591	373,723
Baloise Holding AG (Registered)	3,026	334,605
Banque Cantonale Vaudoise (Registered)	201	110,741
Barry Callebaut AG (Registered)*	117	117,472
Cie Financiere Richemont S.A., Class A	68,276	6,840,057
Coca-Cola HBC AG (ADR)	8,416	251,386
Coca-Cola HBC AG (CDI)*	4,506	134,953
Credit Suisse Group AG (Registered)*	95,558	2,918,463
EMS-Chemie Holding AG (Registered)	503	177,984
Geberit AG (Registered)	2,475	668,320
Givaudan S.A. (Registered)*	533	778,562
Glencore Xstrata plc*	637,252	3,473,556
Holcim Ltd. (Registered)*	14,677	1,092,234
Julius Baer Group Ltd.*	83,415	3,892,423
Kuehne + Nagel International AG (Registered)	22,684	2,972,360
Lindt & Spruengli AG	54	221,589
Lindt & Spruengli AG (Registered)	7	332,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lonza Group AG (Registered)*	3,300	$270,028
Nestle S.A. (Registered)	386,207	27,011,216
Nestle S.A. (Registered) (ADR)	134,170	9,338,232
Noble Corp.	530,282	20,028,751
Novartis AG (Registered)	171,475	13,177,987
Novartis AG (ADR)	112,876	8,658,718
Pargesa Holding S.A.	1,798	134,897
Partners Group Holding AG	1,111	272,360
Roche Holding AG	66,879	18,037,030
Schindler Holding AG	21,663	3,252,983
Schindler Holding AG (Registered)	1,342	194,990
SGS S.A. (Registered)	351	837,960
Sika AG	138	402,242
Sonova Holding AG (Registered)*	45,554	5,661,823
STMicroelectronics N.V.	40,856	376,789
Sulzer AG (Registered)	1,527	236,391
Swatch Group AG	1,977	1,272,311
Swatch Group AG (Registered)	2,782	313,777
Swiss Life Holding AG (Registered)*	2,073	392,434
Swiss Prime Site AG (Registered)*	3,444	266,388
Swiss Reinsurance AG*	22,369	1,850,170
Swisscom AG (Registered)	1,494	717,966
Syngenta AG (Registered)	5,932	2,423,045
Syngenta AG (ADR)	41,684	3,388,909
Transocean Ltd. (BATS Europe Exchange)	23,042	1,023,494
Transocean Ltd. (New York Exchange)	124,350	5,533,575
UBS AG (Registered)*	416,119	8,512,414
Weatherford International Ltd.*	594,491	9,113,547
Wolseley plc	17,563	908,995
Zurich Insurance Group AG*	9,468	2,438,323

		175,143,427

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	331,351	5,619,713

United Kingdom (13.4%)
3i Group plc	62,034	365,353
Aberdeen Asset Management plc	267,585	1,640,070
Admiral Group plc	11,871	236,957
Aggreko plc	17,205	446,765
AMEC plc	19,305	335,656
Anglo American plc	88,562	2,176,402
Antofagasta plc	25,278	334,951
ARM Holdings plc	88,807	1,417,569
Associated British Foods plc	22,836	693,542
AstraZeneca plc	79,592	4,143,220
Aviva plc	188,818	1,212,928
Babcock International Group plc	23,093	447,128
BAE Systems plc	205,890	1,514,585
Barclays plc	779,309	3,349,610
Bellway plc	53,920	1,147,878
BG Group plc	498,243	9,521,979
BHP Billiton plc	134,628	3,966,677
BP plc	1,222,230	8,569,612
British American Tobacco plc	314,802	16,698,124
British American Tobaccoplc (ADR)	66,362	6,977,964
British Land Co. plc (REIT)	59,737	558,490
British Sky Broadcasting Group plc	66,594	937,938
BT Group plc	501,852	2,781,823
Bunzl plc	21,285	461,052
Burberry Group plc	28,333	749,488
Capita plc	306,837	4,947,515
Carnival plc	11,714	397,102
Centrica plc	330,654	1,978,988
Cobham plc	68,418	318,219
Compass Group plc	677,453	9,322,194
Croda International plc	67,136	2,885,626
Diageo plc	704,258	22,403,422
Diageo plc (ADR)	78,038	9,917,069
Direct Line Insurance Group plc	52,510	181,238
easyJet plc	10,095	208,861
G4S plc	90,423	372,259
GKN plc	104,570	578,966
GlaxoSmithKline plc	312,914	7,889,929
Hammerson plc (REIT)	45,692	370,594
Hargreaves Lansdown plc	13,410	212,644
HSBC Holdings plc	1,474,687	15,981,060
ICAP plc	34,056	206,364
IMI plc	20,611	485,492
Imperial Tobacco Group plc	62,521	2,314,793
Inmarsat plc	28,581	328,053
InterContinental Hotels Group plc	17,230	502,643
International Consolidated Airlines Group S.A.*	57,630	314,978
Intertek Group plc	54,420	2,911,723
Intu Properties plc (REIT)	42,550	221,187
Invensys plc	41,513	334,683
Investec plc	37,008	239,889
ITV plc	238,205	676,010
J Sainsbury plc	78,683	498,692
Johnson Matthey plc	13,135	597,100
Kingfisher plc	151,951	949,289
Land Securities Group plc (REIT)	50,020	744,182
Legal & General Group plc	378,977	1,203,738
Lloyds Banking Group plc*	2,916,108	3,473,629
London Stock Exchange Group plc	11,094	276,046
Marks & Spencer Group plc	103,203	829,696
Meggitt plc	50,320	447,232
Melrose Industries plc	82,314	399,508
National Grid plc	233,803	2,764,969
Next plc	10,338	863,587
Old Mutual plc	313,638	952,536
Pearson plc	52,382	1,065,951
Persimmon plc*	19,303	339,371
Petrofac Ltd.	16,629	378,236
Prudential plc	163,046	3,038,124
Randgold Resources Ltd.	5,604	403,809
Reckitt Benckiser Group plc	119,513	8,745,278
Reed Elsevier plc	75,497	1,018,110
Resolution Ltd.	90,901	467,673
Rexam plc	50,653	394,922
Rio Tinto plc	332,688	16,281,533
Rio Tinto plc (ADR)	120,653	5,883,040

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rolls-Royce Holdings plc*	358,553	$6,454,731
Royal Bank of Scotland Group plc*	136,250	793,850
RSA Insurance Group plc	230,334	450,821
SABMiller plc	61,099	3,109,336
Sage Group plc	70,794	377,978
Schroders plc	6,424	267,899
Segro plc (REIT)	46,877	235,256
Serco Group plc	31,953	282,697
Severn Trent plc	15,278	436,053
Smith & Nephew plc	57,910	722,816
Smiths Group plc	25,202	570,785
SSE plc	60,821	1,451,346
Standard Chartered plc	330,043	7,913,081
Standard Life plc	151,148	845,171
Subsea 7 S.A	16,775	348,709
Tate & Lyle plc	29,884	356,313
Tesco plc	513,173	2,982,485
Travis Perkins plc	15,608	416,919
TUI Travel plc	27,743	165,146
Tullow Oil plc	58,183	964,531
Unilever plc	81,839	3,232,735
United Utilities Group plc	43,709	488,955
Vedanta Resources plc	6,198	108,567
Vodafone Group plc	3,120,755	10,912,731
Weir Group plc	129,880	4,899,122
Whitbread plc	62,031	2,976,508
William Hill plc	54,981	358,705
WM Morrison Supermarkets plc	139,375	631,776
WPP plc	80,179	1,648,483

		263,607,018

United States (1.7%)
Bunge Ltd.	29,718	2,255,893
Mettler-Toledo International, Inc.*	15,502	3,721,875
Schlumberger Ltd.	314,944	27,828,452

		33,806,220

Total Common Stocks (73.6%) (Cost $1,127,284,067)		1,448,990,761

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(6.3%)
iShares China Large-Cap ETF	102,010	3,782,531
iShares Europe ETF	332,766	14,688,291
iShares Latin America 40 ETF	33,047	1,264,378
iShares MSCI Australia ETF	95,215	2,406,083
iShares MSCI Austria Capped ETF	131,337	2,537,431
iShares MSCI Belgium Capped ETF	56,297	866,411
iShares MSCI BRIC ETF	68,616	2,555,260
iShares MSCI Canada ETF	42,658	1,207,648
iShares MSCI EAFE ETF	515,466	32,881,576
iShares MSCI EAFE Small-Cap ETF	47,600	2,307,648
iShares MSCI Emerging Markets ETF	64,132	2,614,662
iShares MSCI France ETF	112,967	3,036,553
iShares MSCI Germany ETF	286,710	7,973,405
iShares MSCI Hong Kong ETF	21,077	422,172
iShares MSCI Indonesia ETF	15,800	372,722
iShares MSCI Israel Capped ETF	9,500	440,040
iShares MSCI Italy Capped ETF	337,348	4,763,354
iShares MSCI Japan ETF	796,880	9,490,841
iShares MSCI Malaysia ETF	20,262	304,740
iShares MSCI Mexico Capped ETF	9,348	597,244
iShares MSCI Netherlands ETF	88,693	2,110,893
iShares MSCI New Zealand Capped ETF	31,200	1,199,952
iShares MSCI Pacific ex-Japan ETF	119,192	5,679,499
iShares MSCI Poland Capped ETF	7,700	220,451
iShares MSCI Singapore ETF	38,226	510,317
iShares MSCI South Korea Capped ETF	6,000	369,180
iShares MSCI Spain Capped ETF	65,421	2,273,380
iShares MSCI Sweden ETF	49,603	1,696,919
iShares MSCI Switzerland Capped ETF	24,200	757,218
iShares MSCI Thailand Capped ETF	4,668	348,046
iShares MSCI Turkey ETF	7,984	440,397
iShares MSCI United Kingdom ETF	66,400	1,302,768
SPDR DJ EURO Stoxx 50 ETF	40,364	1,549,170
SPDR S&P Emerging Asia Pacific ETF	36,279	2,724,916
SPDR S&P Emerging Europe ETF	11,967	481,672
Vanguard FTSE Developed Markets ETF	174,400	6,902,752
Vanguard FTSE Emerging Markets ETF	8,600	344,946
Vanguard FTSE Europe ETF	7,200	392,472
Vanguard FTSE Pacific ETF	4,400	267,256

Total Investment Companies (6.3%) (Cost $95,665,454)		124,085,194

	Number of Rights	Value (Note 1)
RIGHTS:
Hong Kong (0.0%)
New World Development Co., Ltd., expiring 12/31/49(b)*†	1,927	—

Spain (0.0%)
Abertis Infraestructuras S.A.,expiring 10/9/13*	23,503	22,861
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13*	352,840	48,211

		71,072

United Kingdom (0.0%)
Barclays plc, expiring 10/2/13*	194,827	254,690

Total Rights (0.0%) (Cost $—)		325,762

Total Investments (79.9%) (Cost $1,222,949,521)		1,573,401,717
Other Assets Less Liabilities (20.1%)		396,845,484

Net Assets (100%)		$1,970,247,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

*	Non-income producing.

†	Securities (totaling $380,737 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.8%
Consumer Staples	11.1
Energy	9.7
Exchange Traded Funds	6.2
Financials	12.3
Health Care	6.1
Industrials	10.5
Information Technology	3.7
Materials	8.4
Mutual Funds	0.1
Telecommunication Services	2.5
Utilities	1.5
Cash and Other	20.1

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A	$1,446,113	$784,794	$123,267	$2,638,020	$58,883	$(16,811)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	4,080	December-13	$158,774,330	$158,910,090	$135,760
FTSE 100 Index	926	December-13	98,520,535	96,384,724	(2,135,811)
SPI 200 Index	322	December-13	39,326,665	39,223,919	(102,746)
TOPIX Index	808	December-13	96,687,241	98,354,138	1,666,897

					$(435,900)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 12/13/13	Citibank N.A.	2,300	$2,135,481	$2,129,961	$5,520
British Pound vs. U.S. Dollar, expiring 12/13/13	Citibank N.A.	7,000	11,326,231	11,062,310	263,921
European Union Euro vs. U.S. Dollar, expiring 12/13/13	Citibank N.A.	10,300	13,937,002	13,704,768	232,234
Japanese Yen vs. U.S. Dollar, expiring 12/13/13	Citibank N.A.	418,000	4,254,536	4,182,635	71,901

					$573,576

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
South African Rand vs. U.S. Dollar, expiring 10/1/13	Goldman Sachs International	2,408	$244,537	$239,805	$4,732

					$578,308

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,006,544	$148,344,716	$—	$154,351,260
Consumer Staples	35,312,173	182,305,412	—	217,617,585
Energy	122,531,628	67,661,797	—	190,193,425
Financials	19,971,272	221,598,257	380,737	241,950,266
Health Care	12,380,593	107,142,025	—	119,522,618
Industrials	65,377,512	142,158,142	—	207,535,654
Information Technology	14,451,908	59,276,593	—	73,728,501
Materials	41,414,031	124,153,725	—	165,567,756
Telecommunication Services	—	48,876,707	—	48,876,707
Utilities	—	29,646,989	—	29,646,989
Forward Currency Contracts	—	578,308	—	578,308
Futures	1,802,657	—	—	1,802,657
Investment Companies
Exchange Traded Funds (ETFs)	124,085,194	—	—	124,085,194
Rights
Financials	—	302,901	—	302,901
Industrials	—	22,861	—	22,861

Total Assets	$443,333,512	$1,132,068,433	$380,737	$1,575,782,682

Liabilities:
Futures	$(2,238,557)	$—	$—	$(2,238,557)

Total Liabilities	$(2,238,557)	$—	$—	$(2,238,557)

Total	$441,094,955	$1,132,068,433	$380,737	$1,573,544,125

(a)	A security with a market value of $295,970 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$156,274,880
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$336,632,729

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,172,177
Aggregate gross unrealized depreciation	(44,066,700)

Net unrealized appreciation	$309,105,477

Federal income tax cost of investments	$1,264,296,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (9.6%)
Abacus Property Group (REIT)	35,803	$75,485
Acrux Ltd.	23,012	70,844
Adelaide Brighton Ltd.	62,687	215,794
AGL Energy Ltd.	76,500	1,100,477
ALS Ltd.	52,708	516,299
Alumina Ltd.*	338,808	323,976
Amcor Ltd.	170,605	1,664,786
AMP Ltd.	410,571	1,765,730
Ansell Ltd.	19,314	376,216
APA Group	116,305	647,751
Aquila Resources Ltd.*	24,734	49,610
Ardent Leisure Group	57,279	98,856
Aristocrat Leisure Ltd.	70,841	305,325
Arrium Ltd.	182,922	208,190
Asciano Ltd.	134,827	733,298
ASX Ltd.	26,938	867,755
Atlas Iron Ltd.	119,894	97,309
Aurizon Holdings Ltd.	273,643	1,194,718
Aurora Oil & Gas Ltd.*	60,980	190,007
Ausdrill Ltd.	32,201	47,013
Australand Property Group (REIT)	32,276	109,902
Australia & New Zealand Banking Group Ltd.	377,890	10,850,983
Automotive Holdings Group Ltd.	26,640	96,179
AWE Ltd.*	74,497	85,830
Bank of Queensland Ltd.	44,000	443,314
Beach Energy Ltd.	175,813	218,961
Beadell Resources Ltd.*	121,861	104,589
Bendigo and Adelaide Bank Ltd.	56,662	529,657
BHP Billiton Ltd.	450,107	15,007,398
BlueScope Steel Ltd.*	76,778	335,211
Boral Ltd.	108,299	484,954
Bradken Ltd.	23,219	122,385
Brambles Ltd.	216,051	1,836,157
Breville Group Ltd.	13,029	106,354
Buru Energy, Ltd.*	32,851	51,640
BWP Trust (REIT)	67,595	143,775
Cabcharge Australia Ltd.	15,321	52,884
Caltex Australia Ltd.	18,593	320,717
Cardno Ltd.	19,886	115,206
carsales.com Ltd.	30,389	324,606
CFS Retail Property Trust Group (REIT)	321,832	600,474
Challenger Ltd.	75,073	385,196
Charter Hall Group (REIT)	29,064	100,050
Charter Hall Retail REIT (REIT)	40,286	141,311
Coca-Cola Amatil Ltd.	72,847	833,177
Cochlear Ltd.	7,757	437,664
Commonwealth Bank of Australia	224,932	14,942,639
Commonwealth Property Office Fund (REIT)	276,538	294,100
Computershare Ltd.	70,155	649,240
Cromwell Property Group (REIT)	182,963	166,419
Crown Ltd.	53,064	769,778
CSL Ltd.	69,246	4,134,374
CSR Ltd.	72,833	166,467
Cudeco Ltd.*	17,430	34,797
David Jones Ltd.	75,085	202,435
Decmil Group Ltd.	19,127	40,148
Dexus Property Group (REIT)	644,768	604,512
Domino’s Pizza Enterprises Ltd.	8,543	108,708
Downer EDI Ltd.	57,299	239,475
Drillsearch Energy Ltd.*	56,118	63,870
DUET Group	158,405	322,152
DuluxGroup Ltd.	48,831	240,527
Echo Entertainment Group Ltd.	110,639	286,938
Energy World Corp., Ltd.*	94,684	42,840
Envestra Ltd.	132,132	134,976
Evolution Mining Ltd.	59,055	46,553
Fairfax Media Ltd.	305,676	152,563
Federation Centres Ltd. (REIT)	204,190	434,315
Fleetwood Corp., Ltd.	7,553	25,366
FlexiGroup Ltd.	32,502	131,594
Flight Centre Ltd.	7,330	330,283
Forge Group Ltd.	11,894	58,253
Fortescue Metals Group Ltd.	242,690	1,075,426
G8 Education Ltd.†	32,272	100,556
Goodman Fielder Ltd.	228,891	151,608
Goodman Group (REIT)	210,480	958,221
GPT Group (REIT)	231,734	752,322
GrainCorp Ltd., Class A	32,008	368,774
GUD Holdings Ltd.	10,623	60,254
GWA Group Ltd.	43,344	122,924
Harvey Norman Holdings Ltd.	78,729	233,559
Horizon Oil Ltd.*	163,981	50,483
iiNET Ltd.	20,783	119,433
Iluka Resources Ltd.	57,553	615,301
Incitec Pivot Ltd.	226,657	568,796
Independence Group NL	33,356	122,604
Insurance Australia Group Ltd.	279,743	1,531,907
Investa Office Fund (REIT)	85,621	235,634
Invocare Ltd.	15,273	159,865
IOOF Holdings Ltd.	29,887	231,975
Iress Ltd.	17,683	149,953
JB Hi-Fi Ltd.	13,639	266,564
Karoon Gas Australia Ltd.*	27,269	130,758
Kingsgate Consolidated Ltd.	19,347	30,593
Leighton Holdings Ltd.	21,184	380,429
Lend Lease Group	72,916	691,117
Linc Energy Ltd.*	43,735	59,161
Lynas Corp., Ltd.*	254,606	95,009
M2 Telecommunications Group Ltd.	20,906	118,384
Macquarie Atlas Roads Group	50,813	116,138
Macquarie Group Ltd.	47,437	2,120,208
Magellan Financial Group Ltd.	16,877	167,679
McMillan Shakespeare Ltd.	8,407	89,095
Medusa Mining Ltd.*	27,276	56,744
Mermaid Marine Australia Ltd.	31,065	107,228
Mesoblast Ltd.*	26,199	139,314
Metcash Ltd.	122,519	365,753
Mineral Resources Ltd.	21,835	222,032
Mirvac Group (REIT)	495,983	805,102
Monadelphous Group Ltd.	12,898	230,784
Mount Gibson Iron Ltd.	87,374	59,911
Myer Holdings Ltd.	80,375	195,703
National Australia Bank Ltd.	317,678	10,171,137
Navitas Ltd.	43,960	254,674
Newcrest Mining Ltd.	107,094	1,168,923
Northern Star Resources Ltd.	54,598	43,040
NRW Holdings Ltd.	40,880	55,299

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nufarm Ltd.	26,244	$116,050
OceanaGold Corp. (CDI)*	17,295	26,783
Oil Search Ltd.	153,734	1,233,399
Orica Ltd.	51,954	972,266
Origin Energy Ltd.	153,751	2,022,424
OZ Minerals Ltd.	43,618	180,262
Pacific Brands Ltd.	122,529	86,302
Paladin Energy Ltd.*	129,967	58,804
PanAust Ltd.	70,289	138,358
Perpetual Ltd.	5,804	212,467
Perseus Mining Ltd.*	60,567	31,077
Platinum Asset Management Ltd.	29,329	150,486
Premier Investments Ltd.	12,534	101,144
Primary Health Care Ltd.	73,321	329,694
Qantas Airways Ltd.*	309,266	425,558
QBE Insurance Group Ltd.	173,462	2,373,939
Qube Holdings Ltd.	79,995	152,986
Ramsay Health Care Ltd.	18,208	615,072
REA Group Ltd.	6,392	225,345
Regis Resources Ltd.*	59,323	222,477
Reject Shop Ltd.	3,828	62,495
Resolute Mining Ltd.	103,525	62,293
Rio Tinto Ltd.	62,295	3,588,020
SAI Global Ltd.	28,170	116,945
Sandfire Resources NL*	13,791	82,469
Santos Ltd.	134,553	1,892,909
Seek Ltd.	46,284	512,959
Senex Energy Ltd.*	129,171	88,570
Seven Group Holdings Ltd.	13,470	102,540
Seven West Media Ltd.	87,893	196,789
Shopping Centres Australasia Property Group (REIT)	92,657	132,253
Sigma Pharmaceuticals Ltd.	171,738	92,924
Silver Lake Resources Ltd.*	57,698	42,523
Sirius Resources NL*	26,590	60,030
Sirtex Medical Ltd.	7,690	97,638
Skilled Group Ltd.	28,600	93,116
SMS Management & Technology Ltd.	9,911	41,977
Sonic Healthcare Ltd.	55,116	832,453
Southern Cross Media Group Ltd.	80,557	132,643
SP AusNet	225,680	252,644
Spark Infrastructure Group§	164,715	255,080
St Barbara Ltd.*	75,097	38,882
Stockland Corp., Ltd. (REIT)	320,872	1,158,451
STW Communications Group Ltd.	47,120	71,872
Suncorp Group Ltd.	174,168	2,123,631
Sundance Resources Ltd.*	397,282	27,056
Super Retail Group Ltd.	19,698	238,524
Sydney Airport	225,238	825,789
Tabcorp Holdings Ltd.	103,292	316,064
Tatts Group Ltd.	199,314	576,414
Telstra Corp., Ltd.	1,732,809	8,034,191
Ten Network Holdings Ltd.*	253,727	68,644
Toll Holdings Ltd.	94,486	513,891
TPG Telecom Ltd.	32,164	130,225
Transfield Services Ltd.	61,301	64,050
Transpacific Industries Group Ltd.*	149,460	136,643
Transurban Group	205,338	1,302,607
Treasury Wine Estates Ltd.	90,742	374,167
UGL Ltd.	23,261	180,328
Virgin Australia Holdings Ltd.*	115,498	46,332
Virgin Australia International Holdings Pty Ltd.(b)*†	190,064	—
Wesfarmers Ltd.	162,210	6,224,026
Western Areas Ltd.	20,911	55,792
Westfield Group (REIT)	276,610	2,841,124
Westfield Retail Trust (REIT)	418,922	1,160,713
Westpac Banking Corp.	428,255	13,076,259
Whitehaven Coal Ltd.*	86,305	161,833
Woodside Petroleum Ltd.	87,428	3,124,624
Woolworths Ltd.	176,135	5,751,072
WorleyParsons Ltd.	30,453	690,921
Wotif.com Holdings Ltd.	17,521	76,823

		162,566,820

Belgium (1.2%)
Anheuser-Busch InBev N.V.	207,934	20,698,312

France (14.8%)
Air Liquide S.A.	87,406	12,173,550
BNP Paribas S.A.	422,365	28,569,824
Carrefour S.A.	173,700	5,962,872
Cie de Saint-Gobain S.A.	128,126	6,344,937
Danone S.A.	163,407	12,300,066
Essilor International S.A.	60,240	6,478,907
European Aeronautic Defence and Space Co. N.V.	162,324	10,342,063
GDF Suez S.A.	426,751	10,721,020
L’Oreal S.A.	66,642	11,445,384
LVMH Moet Hennessy Louis Vuitton S.A.	74,707	14,715,408
Orange S.A.	540,982	6,783,680
Sanofi S.A.	336,904	34,169,870
Schneider Electric S.A.	155,276	13,131,172
Societe Generale S.A.	318,788	15,883,761
Total S.A.	628,507	36,472,576
Unibail-Rodamco SE (REIT)	27,182	6,744,199
Vinci S.A.	147,359	8,566,268
Vivendi S.A.	355,627	8,181,275

		248,986,832

Germany (12.9%)
Allianz SE (Registered)	126,462	19,879,974
BASF SE	256,955	24,646,369
Bayer AG (Registered)	231,186	27,260,160
Bayerische Motoren Werke (BMW) AG	89,871	9,662,120
Daimler AG (Registered)	274,779	21,419,358
Deutsche Bank AG (Registered)	285,017	13,086,763
Deutsche Post AG (Registered)	265,126	8,798,315
Deutsche Telekom AG (Registered)	850,047	12,322,101
E.ON SE	559,411	9,951,909
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	45,004	8,794,645
RWE AG	136,814	4,653,133
SAP AG	265,064	19,604,216
Siemens AG (Registered)	232,554	28,019,227
Volkswagen AG (Preference)	40,216	9,480,283

		217,578,573

Ireland (0.9%)
CRH plc (BATS Europe Exchange)	202,813	4,844,101

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
CRH plc (London Stock Exchange)	111,478	$2,667,372
Experian plc	154,947	2,952,430
Henderson Group plc (CDI)	92,042	280,782
James Hardie Industries plc (CDI)	60,250	600,293
Shire plc	84,871	3,404,714

		14,749,692

Italy (2.9%)
Assicurazioni Generali S.p.A.	373,522	7,453,459
Enel S.p.A.	1,781,640	6,825,946
Eni S.p.A.	748,077	17,154,010
Intesa Sanpaolo S.p.A.	3,905,466	8,057,352
UniCredit S.p.A.	1,510,909	9,631,484

		49,122,251

Japan (24.7%)
77 Bank Ltd.	54,000	265,344
ABC-Mart, Inc.	3,700	180,116
Accordia Golf Co., Ltd.	9,300	114,577
Acom Co., Ltd.*	62,600	235,001
Adastria Holdings Co. Ltd.	2,450	116,400
ADEKA Corp.	11,400	134,766
Advantest Corp.	22,300	256,588
Aeon Co., Ltd.	89,000	1,223,246
Aeon Financial Service Co., Ltd.	9,600	301,297
Aeon Delight Co., Ltd.	4,300	82,548
Aeon Mall Co., Ltd.	12,320	365,232
Aica Kogyo Co., Ltd.	9,600	190,935
Aichi Bank Ltd.	1,100	52,541
Aichi Corp.	16,500	88,631
Aiful Corp.*	43,800	222,353
Ain Pharmaciez, Inc.	1,460	61,864
Air Water, Inc.	28,000	412,188
Aisan Industry Co., Ltd.	7,700	76,142
Aisin Seiki Co., Ltd.	21,900	932,413
Ajinomoto Co., Inc.	70,000	918,663
Akebono Brake Industry Co., Ltd.	14,800	68,207
Alfresa Holdings Corp.	6,500	334,605
ANA Holdings, Inc.	524,303	1,141,470
Alpen Co., Ltd.	4,000	82,934
Alpine Electronics, Inc.	6,300	68,387
Alps Electric Co., Ltd.*	25,900	208,423
Amada Co., Ltd.	48,000	431,192
Anritsu Corp.	14,100	178,733
Aoyama Trading Co., Ltd.	8,200	223,238
Aozora Bank Ltd.	113,000	334,534
Ariake Japan Co., Ltd.	3,950	97,730
Arnest One Corp.	4,063	95,483
Asahi Glass Co., Ltd.	115,000	712,498
Asahi Group Holdings Ltd.	54,600	1,432,559
Asahi Kasei Corp.	172,760	1,298,842
Asatsu-DK, Inc.	5,300	143,479
Asics Corp.	24,000	413,124
ASKUL Corp.	3,500	81,077
Astellas Pharma, Inc.	57,400	2,919,782
Autobacs Seven Co., Ltd.	12,300	188,201
Avex Group Holdings, Inc.	6,000	174,577
Awa Bank Ltd.	27,000	145,857
Azbil Corp.	9,000	208,668
Bando Chemical Industries Ltd.	17,100	67,673
Bank of Iwate Ltd.	1,900	91,429
Bank of Kyoto Ltd.	47,000	412,167
Bank of Nagoya Ltd.	22,000	84,155
Bank of Saga Ltd.	25,300	53,279
Bank of Yokohama Ltd.	151,000	861,804
Benesse Holdings, Inc.	8,700	315,977
Bridgestone Corp.	83,400	3,033,267
Brother Industries Ltd.	31,500	354,433
Calbee, Inc.	10,696	309,688
Calsonic Kansei Corp.	19,880	106,180
Canon, Inc.	142,700	4,543,985
Capcom Co., Ltd.	1,958	37,608
Casio Computer Co., Ltd.	31,300	289,134
Cawachi Ltd.	3,400	67,277
Central Japan Railway Co.	20,558	2,631,056
Century Tokyo Leasing Corp.	7,500	235,007
Chiba Bank Ltd.	95,338	694,461
Chiyoda Co., Ltd.	3,062	65,012
Chiyoda Corp.	24,000	288,112
Chofu Seisakusho Co., Ltd.	3,200	73,184
Chubu Electric Power Co., Inc.	79,500	1,088,631
Chudenko Corp.	5,900	82,292
Chugai Pharmaceutical Co., Ltd.	25,600	524,527
Chugai Ro Co., Ltd.	19,300	50,658
Chugoku Bank Ltd.	21,000	294,827
Chugoku Electric Power Co., Inc.	35,320	560,549
Citizen Holdings Co., Ltd.	35,300	247,077
CKD Corp.	9,000	79,017
Cleanup Corp.	10,500	92,080
CMK Corp.	31,223	87,988
Coca-Cola West Co., Ltd.	11,100	221,447
Colowide Co., Ltd.	5,764	58,992
COMSYS Holdings Corp.	17,500	243,553
Cosel Co., Ltd.	4,700	56,948
Cosmo Oil Co., Ltd.*	94,000	175,960
Cosmos Pharmaceutical Corp.	1,165	153,010
Credit Saison Co., Ltd.	20,400	551,845
Dai Nippon Printing Co., Ltd.	77,000	813,124
Daibiru Corp.	6,400	74,616
Daicel Corp.	31,000	279,109
Daido Steel Co., Ltd.	39,000	228,537
Daidoh Ltd.	8,200	58,896
Daiei, Inc.*	18,100	54,321
Daifuku Co., Ltd.	14,100	152,196
Daihatsu Motor Co., Ltd.	28,000	541,228
Daihen Corp.	17,500	69,968
Dai-ichi Life Insurance Co., Ltd.	137,900	1,964,088
Daiichi Sankyo Co., Ltd.	82,900	1,499,529
Dai-ichi Seiko Co., Ltd.	2,258	31,678
Daikin Industries Ltd.	34,100	1,807,427
Daikyo, Inc.	44,931	143,073
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	13,100	57,174
Dainippon Screen Manufacturing Co., Ltd.*	25,000	136,833
Dainippon Sumitomo Pharma Co., Ltd.	21,398	290,836
Daisan Bank Ltd.	28,000	45,577
Daishi Bank Ltd.	42,000	151,259
Daito Trust Construction Co., Ltd.	11,400	1,137,738
Daiwa House Industry Co., Ltd.	74,000	1,391,241
Daiwa Securities Group, Inc.	244,518	2,189,082
Daiwabo Holdings Co., Ltd.	29,000	53,400

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
DCM Holdings Co., Ltd.	13,400	$94,882
DeNA Co., Ltd.	13,013	264,510
Denki Kagaku Kogyo KK	71,000	275,924
Denki Kogyo Co., Ltd.	14,500	92,344
Denso Corp.	61,800	2,879,536
Dentsu, Inc.	23,700	899,344
DIC Corp.	89,000	245,374
Disco Corp.	3,400	194,394
Don Quijote Co., Ltd.	7,800	488,021
Doshisha Co., Ltd.	6,000	85,701
Doutor Nichires Holdings Co., Ltd.	5,500	96,353
Dowa Holdings Co., Ltd.	28,000	281,439
Dr. Ci:Labo Co., Ltd.	25	74,215
Duskin Co., Ltd.	9,300	186,009
Eagle Industry Co., Ltd.	6,600	107,365
East Japan Railway Co.	46,200	3,966,916
Ebara Corp.	59,000	330,129
Eisai Co., Ltd.	31,800	1,290,829
Eizo Corp.	3,000	77,339
Electric Power Development Co., Ltd.	17,000	553,436
Enplas Corp.	1,027	64,987
Exedy Corp.	3,900	95,660
Ezaki Glico Co., Ltd.	13,000	122,997
FamilyMart Co., Ltd.	8,100	349,809
Fancl Corp.	7,800	94,827
FANUC Corp.	26,100	4,304,197
Fast Retailing Co., Ltd.	5,800	2,174,373
FCC Co., Ltd.	4,261	98,056
FP Corp.	1,200	90,096
Fuji Co., Ltd.	3,400	60,878
Fuji Electric Co., Ltd.	97,000	394,730
Fuji Heavy Industries Ltd.	80,000	2,205,606
Fuji Media Holdings, Inc.	27,600	605,939
Fuji Oil Co., Ltd.	8,600	149,173
Fuji Seal International, Inc.	3,200	96,721
Fujicco Co., Ltd.	5,900	72,688
Fujifilm Holdings Corp.	57,300	1,372,239
Fujikura Ltd.	51,000	197,162
Fujimi, Inc.	4,600	61,960
Fujita Kanko, Inc.	15,600	71,576
Fujitsu General Ltd.	9,138	105,050
Fujitsu Ltd.*	259,000	964,383
Fukuoka Financial Group, Inc.	106,000	477,725
Fukuyama Transporting Co., Ltd.	16,000	104,013
Funai Electric Co., Ltd.	2,800	30,166
Furukawa Electric Co., Ltd.	108,000	248,314
Futaba Industrial Co., Ltd.*	9,500	39,239
Fuyo General Lease Co., Ltd.	2,579	96,685
Glory Ltd.	8,900	223,190
GMO Internet, Inc.	8,424	109,355
Goldcrest Co., Ltd.	3,120	84,368
Gree, Inc.	14,234	110,779
GS Yuasa Corp.	61,000	353,731
Gulliver International Co., Ltd.	15,000	89,577
Gunma Bank Ltd.	54,000	315,336
Gunze Ltd.	24,000	65,192
H2O Retailing Corp.	19,000	156,956
Hachijuni Bank Ltd.	60,000	372,349
Hakuhodo DY Holdings, Inc.	46,500	345,338
Hamamatsu Photonics KK	9,930	373,278
Hankyu Hanshin Holdings, Inc.	169,000	937,026
Hanwa Co., Ltd.	30,600	144,447
Haseko Corp.*	45,300	323,983
Heiwa Corp.	5,400	93,722
Heiwa Real Estate Co., Ltd.	4,651	85,359
Heiwado Co., Ltd.	2,819	43,821
Higo Bank Ltd.	26,000	152,093
Hikari Tsushin, Inc.	2,400	150,649
Hino Motors Ltd.	32,439	476,544
Hirose Electric Co., Ltd.	4,400	674,134
Hiroshima Bank Ltd.	73,000	310,433
HIS Co., Ltd.	2,335	136,354
Hisaka Works Ltd.	5,400	51,476
Hisamitsu Pharmaceutical Co., Inc.	9,400	524,055
Hitachi Capital Corp.	4,800	115,489
Hitachi Chemical Co., Ltd.	14,700	236,139
Hitachi Construction Machinery Co., Ltd.	15,400	343,893
Hitachi High-Technologies Corp.	9,800	219,340
Hitachi Koki Co., Ltd.	8,500	67,018
Hitachi Kokusai Electric, Inc.	7,500	89,959
Hitachi Ltd.	585,552	3,854,236
Hitachi Metals Ltd.	22,990	281,601
Hitachi Transport System Ltd.	6,300	87,551
Hitachi Zosen Corp.	27,300	213,578
Hodogaya Chemical Co., Ltd.	16,300	33,497
Hokkaido Electric Power Co., Inc.*	26,200	352,638
Hokkoku Bank Ltd.	36,000	136,609
Hokuhoku Financial Group, Inc.	177,000	370,945
Hokuriku Electric Power Co.	27,019	394,173
Hokuto Corp.	3,600	65,155
Honda Motor Co., Ltd.	206,058	7,829,764
Horiba Ltd.	5,500	205,631
Hoshizaki Electric Co., Ltd.	6,600	227,285
Hosiden Corp.	18,200	97,948
House Foods Corp.	13,200	204,792
Hoya Corp.	59,100	1,394,302
Hulic Co., Ltd.	40,045	598,057
Hyakugo Bank Ltd.	28,000	115,082
Hyakujushi Bank Ltd.	37,000	146,803
Ibiden Co., Ltd.	19,800	322,899
IBJ Leasing Co., Ltd.	4,188	108,859
Icom, Inc.	2,600	61,446
Idec Corp.	7,600	71,210
Idemitsu Kosan Co., Ltd.	4,000	345,898
IHI Corp.	183,000	768,900
Iida Home Max	5,435	110,475
Inabata & Co., Ltd.	11,600	111,521
Inageya Co., Ltd.	6,500	66,921
INES Corp.	9,000	55,394
INPEX Corp.	134,000	1,578,636
Internet Initiative Japan, Inc.	3,198	91,976
Isetan Mitsukoshi Holdings Ltd.	52,700	779,549
Isuzu Motors Ltd.	140,000	920,087
IT Holdings Corp.	9,100	114,705
Ito En Ltd.	9,000	204,273
ITOCHU Corp.	197,400	2,413,905
Itochu Enex, Co., Ltd.	6,451	33,471
ITOCHU Techno-Solutions Corp.	4,700	166,875
Iyo Bank Ltd.	34,000	355,583
Izumi Co., Ltd.	8,800	256,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
J. Front Retailing Co., Ltd.	58,000	$468,508
Jaccs Co., Ltd.	15,528	77,723
Jafco Co., Ltd.	3,600	172,135
Japan Airlines Co., Ltd.	29,296	1,770,367
Japan Airport Terminal Co., Ltd.	10,100	233,144
Japan Digital Laboratory Co., Ltd.	6,400	75,788
Japan Exchange Group, Inc.	31,350	693,052
Japan Petroleum Exploration Co.	5,700	244,712
Japan Pulp & Paper Co., Ltd.	20,100	66,458
Japan Radio Co., Ltd.*	23,400	85,701
Japan Steel Works Ltd.	52,000	301,012
Japan Tobacco, Inc.	152,487	5,476,160
JFE Holdings, Inc.	65,900	1,704,906
JGC Corp.	28,000	1,008,393
J-Oil Mills, Inc.	23,100	73,557
Joshin Denki Co., Ltd.	7,400	63,464
Joyo Bank Ltd.	101,000	541,503
JSR Corp.	23,500	435,358
JTEKT Corp.	25,700	350,876
Juroku Bank Ltd.	41,000	161,005
JVC Kenwood Corp.	19,300	36,913
JX Holdings, Inc.	303,000	1,569,022
kabu.com Securities Co., Ltd.	14,339	78,774
Kaga Electronics Co., Ltd.	5,500	46,945
Kagome Co., Ltd.	12,800	217,338
Kagoshima Bank Ltd.	21,000	143,141
Kajima Corp.	131,000	531,756
Kakaku.com, Inc.	13,474	313,770
Kaken Pharmaceutical Co., Ltd.	14,000	212,076
Kamigumi Co., Ltd.	36,000	305,448
Kanagawa Chuo Kotsu Co., Ltd.	14,700	79,261
Kandenko Co., Ltd.	16,000	96,689
Kaneka Corp.	42,000	273,463
Kansai Electric Power Co., Inc.*	103,466	1,326,285
Kansai Paint Co., Ltd.	30,000	397,375
Kao Corp.	70,800	2,204,059
Kappa Create Holdings Co., Ltd.	2,900	55,466
Katakura Industries Co., Ltd.	7,200	97,494
Kawasaki Heavy Industries Ltd.	211,000	912,305
Kawasaki Kisen Kaisha Ltd.	100,000	233,990
KDDI Corp.	67,749	3,473,777
Keihan Electric Railway Co., Ltd.	72,000	292,996
Keihin Corp.	5,700	91,448
Keikyu Corp.	69,000	651,427
Keio Corp.	71,000	508,510
Keisei Electric Railway Co., Ltd.	40,000	415,891
Keiyo Bank Ltd.	27,000	141,737
Kenedix, Inc.*	26,600	140,719
Kewpie Corp.	18,400	291,832
KEY Coffee, Inc.	4,000	63,604
Keyence Corp.	6,202	2,350,318
Kikkoman Corp.	23,371	426,786
Kinden Corp.	24,000	257,592
Kinki Sharyo Co., Ltd.	13,400	44,987
Kintetsu Corp.	243,000	904,807
Kintetsu World Express, Inc.	2,900	103,998
Kirin Holdings Co., Ltd.	118,000	1,715,469
Kisoji Co., Ltd.	3,600	68,048
Kitz Corp.	19,319	87,068
Kiyo Holdings, Inc.†	126,000	174,332
Koa Corp.	5,800	57,295
Kobayashi Pharmaceutical Co., Ltd.	4,700	268,722
Kobe Steel Ltd.*	390,000	722,112
Koito Manufacturing Co., Ltd.	16,000	303,413
Kokuyo Co., Ltd.	13,400	104,152
Komatsu Ltd.	122,300	3,034,638
Komeri Co., Ltd.	4,300	105,428
Komori Corp.	8,800	129,097
Konami Corp.	14,900	343,491
Konica Minolta, Inc.	74,000	620,337
Kose Corp.	6,000	173,356
Krosaki Harima Corp.	17,100	41,230
K’s Holdings Corp.	7,200	196,820
Kubota Corp.	138,000	1,989,379
Kura Corp.	4,700	78,082
Kurabo Industries Ltd.	39,100	66,032
Kuraray Co., Ltd.	44,000	525,968
Kurita Water Industries Ltd.	13,500	286,083
Kuroda Electric Co., Ltd.	5,100	67,969
KYB Co., Ltd.	19,231	124,039
Kyocera Corp.	41,000	2,173,152
KYORIN Holdings, Inc.	9,000	191,821
Kyosan Electric Manufacturing Co., Ltd.	15,500	55,506
Kyowa Exeo Corp.	9,800	115,253
Kyowa Hakko Kirin Co., Ltd.	38,000	389,684
Kyudenko Corp.	11,200	60,162
Kyushu Electric Power Co., Inc.*	52,300	745,433
Lawson, Inc.	9,900	774,515
Leopalace21 Corp.*	22,700	166,275
Life Corp.	5,900	78,030
Lintec Corp.	2,800	59,478
Lion Corp.	39,000	237,265
LIXIL Group Corp.	38,500	790,798
M3, Inc.	72	199,017
Mabuchi Motor Co., Ltd.	4,600	241,945
Macnica, Inc.	2,900	76,973
Macromill, Inc.	12,600	76,014
Maeda Corp.	18,502	113,690
Maeda Road Construction Co., Ltd.	10,000	165,726
Makino Milling Machine Co., Ltd.	14,997	105,885
Makita Corp.	14,900	864,032
Marubeni Corp.	202,000	1,586,490
Marudai Food Co., Ltd.	21,900	70,850
Maruetsu, Inc.	17,900	58,274
Maruha Nichiro Holdings, Inc.	53,000	100,290
Marui Group Co., Ltd.	32,800	306,661
Maruichi Steel Tube Ltd.	11,400	282,753
Maruzen Showa Unyu Co., Ltd.	22,000	75,874
Matsuda Sangyo Co., Ltd.	4,000	57,093
Matsui Securities Co., Ltd.	14,000	154,108
Matsumotokiyoshi Holdings Co., Ltd.	5,900	190,574
Matsuya Foods Co., Ltd.	4,300	68,025
Max Co., Ltd.	6,000	69,525
Mazda Motor Corp.*	405,000	1,800,549
Medipal Holdings Corp.	29,500	363,442
Meidensha Corp.	32,000	116,873
MEIJI Holdings Co., Ltd.	8,300	453,441
Meitec Corp.	2,601	74,832
Melco Holdings, Inc.	2,100	29,290
Mie Bank Ltd.	26,100	53,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Mimasu Semiconductor Industry Co., Ltd.	6,300	$55,376
Minebea Co., Ltd.	48,000	244,163
Miraca Holdings, Inc.	8,000	356,478
MISUMI Group, Inc.	10,600	306,801
Mitsubishi Chemical Holdings Corp.	169,000	787,446
Mitsubishi Corp.	191,968	3,878,615
Mitsubishi Electric Corp.	249,000	2,609,187
Mitsubishi Estate Co., Ltd.	172,000	5,067,521
Mitsubishi Gas Chemical Co., Inc.	53,000	444,295
Mitsubishi Heavy Industries Ltd.	421,000	2,411,343
Mitsubishi Logistics Corp.	18,000	271,204
Mitsubishi Materials Corp.	176,000	725,164
Mitsubishi Motors Corp.*	67,000	738,878
Mitsubishi Paper Mills Ltd.*	61,000	55,232
Mitsubishi Pencil Co., Ltd.	4,300	102,803
Mitsubishi Research Institute, Inc.	3,100	67,365
Mitsubishi Shokuhin Co., Ltd.	2,500	68,416
Mitsubishi Tanabe Pharma Corp.	23,000	322,204
Mitsubishi UFJ Financial Group, Inc.	1,870,430	11,931,020
Mitsubishi UFJ Lease & Finance Co., Ltd.	79,300	418,706
Mitsuboshi Belting Co., Ltd.	12,100	64,134
Mitsui & Co., Ltd.	211,500	3,068,305
Mitsui Chemicals, Inc.	119,000	325,663
Mitsui Engineering & Shipbuilding Co., Ltd.	128,000	261,743
Mitsui Fudosan Co., Ltd.	117,000	3,922,020
Mitsui Home Co., Ltd.	13,400	65,981
Mitsui Matsushima Co., Ltd.	32,100	53,884
Mitsui Mining & Smelting Co., Ltd.	97,000	281,245
Mitsui O.S.K. Lines Ltd.*	127,000	572,369
Mitsui Sugar Co., Ltd.	19,300	60,671
Miura Co., Ltd.	3,836	105,486
Miyazaki Bank Ltd.	26,800	82,067
Mizuho Financial Group, Inc.	3,201,000	6,936,396
Mizuno Corp.	15,800	94,515
Mochida Pharmaceutical Co., Ltd.	2,600	170,080
Monex Group, Inc.	24,700	103,529
MonotaRO Co., Ltd.	2,012	58,766
Mori Seiki Co., Ltd.	17,900	277,346
Morinaga & Co., Ltd.	35,100	75,346
Morita Holdings Corp.	11,700	90,105
MOS Food Services, Inc.	4,100	80,711
Moshi Moshi Hotline, Inc.	6,150	71,701
MS&AD Insurance Group Holdings, Inc.	76,800	2,000,183
Murata Manufacturing Co., Ltd.	27,100	2,064,998
Musashi Seimitsu Industry Co., Ltd.	3,100	79,034
Musashino Bank Ltd.	5,200	189,654
Nabtesco Corp.	14,000	340,689
Nachi-Fujikoshi Corp.	25,458	141,671
Nagase & Co., Ltd.	18,000	228,353
Nagatanien Co., Ltd.	6,900	61,914
Nagoya Railroad Co., Ltd.	112,000	328,155
Namco Bandai Holdings, Inc.	29,600	552,581
Nankai Electric Railway Co., Ltd.	67,000	252,882
Nanto Bank Ltd.	30,000	120,555
NEC Corp.	338,000	780,569
NEC Fielding Ltd.	5,600	65,517
Nexon Co., Ltd.	18,001	219,026
NGK Insulators Ltd.	34,000	514,696
NGK Spark Plug Co., Ltd.	22,000	485,457
NHK Spring Co., Ltd.	25,000	255,354
Nichirei Corp.	40,000	217,305
Nidec Copal Corp.†	4,100	42,237
Nidec Copal Electronics Corp.	8,700	45,140
Nidec Corp.	13,512	1,113,456
Nidec-Tosok Corp.†	6,300	65,964
Nifco, Inc.	6,400	170,849
Nihon Kohden Corp.	5,900	240,994
Nihon Parkerizing Co., Ltd.	7,359	150,332
Nihon Unisys Ltd.	8,700	74,790
Nihon Yamamura Glass Co., Ltd.	26,300	49,499
Nikkiso Co., Ltd.	9,251	97,220
Nikon Corp.	45,600	794,677
Nintendo Co., Ltd.	14,484	1,640,032
Nippo Corp.	8,000	136,894
Nippon Carbon Co., Ltd.	22,500	45,094
Nippon Coke & Engineering Co., Ltd.	35,800	49,897
Nippon Densetsu Kogyo Co., Ltd.	7,500	81,413
Nippon Electric Glass Co., Ltd.	54,000	288,418
Nippon Express Co., Ltd.	103,000	515,550
Nippon Gas Co., Ltd.	4,779	57,613
Nippon Kanzai Co., Ltd.	4,300	77,168
Nippon Kayaku Co., Ltd.	24,000	344,514
Nippon Konpo Unyu Soko Co., Ltd.	9,000	157,302
Nippon Meat Packers, Inc.	25,000	357,343
Nippon Paint Co., Ltd.	29,000	462,312
Nippon Paper Industries Co., Ltd.	16,100	253,879
Nippon Sharyo Ltd.	14,000	82,751
Nippon Sheet Glass Co., Ltd.*	148,000	189,715
Nippon Shokubai Co., Ltd.	20,000	231,548
Nippon Signal Co., Ltd.	8,900	68,089
Nippon Steel & Sumitomo Metal Corp.	1,131,617	3,833,648
Nippon Steel Trading Co., Ltd.	22,300	77,135
Nippon Synthetic Chemical Industry Co., Ltd.	6,785	64,609
Nippon Telegraph & Telephone Corp.	103,306	5,338,974
Nippon Television Holdings, Inc.	27,400	507,051
Nippon Thompson Co., Ltd.	11,000	62,333
Nippon Valqua Industries Ltd.	22,000	61,549
Nippon Yusen KK	230,000	725,368
Nipro Corp.	13,900	133,775
Nishimatsuya Chain Co., Ltd.	7,500	60,201
Nishi-Nippon City Bank Ltd.	114,000	309,660
Nishi-Nippon Railroad Co., Ltd.	42,000	163,650
Nissan Chemical Industries Ltd.	25,000	375,655
Nissan Motor Co., Ltd.	310,480	3,108,117
Nissan Shatai Co., Ltd.	9,000	156,478
Nisshin Seifun Group, Inc.	35,750	360,064
Nisshinbo Holdings, Inc.	22,000	181,067
Nissin Electric Co., Ltd.	11,000	58,976
Nissin Foods Holdings Co., Ltd.	12,800	524,788
Nissin Kogyo Co., Ltd.	4,986	94,450
Nitori Holdings Co., Ltd.	5,250	480,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nitta Corp.	3,600	$76,692
Nittetsu Mining Co., Ltd.	14,300	79,723
Nitto Boseki Co., Ltd.	20,312	85,550
Nitto Denko Corp.	21,600	1,404,181
Nitto Kohki Co., Ltd.	2,800	52,471
NKSJ Holdings, Inc.	54,500	1,397,777
NOF Corp.	21,020	134,937
NOK Corp.	15,700	244,057
Nomura Holdings, Inc.	512,000	3,984,740
Nomura Real Estate Holdings, Inc.	13,600	334,137
Nomura Research Institute Ltd.	14,517	503,616
Noritake Co., Ltd.	19,900	52,840
Noritz Corp.	5,338	114,857
North Pacific Bank Ltd.	48,800	205,040
NS Solutions Corp.	3,300	64,862
NS United Kaiun Kaisha Ltd.*	28,700	76,206
NSD Co., Ltd.	6,300	70,694
NSK Ltd.	59,000	600,834
NTN Corp.*	74,000	332,753
NTT Data Corp.	13,800	464,001
NTT DOCOMO, Inc.	199,200	3,226,272
NTT Urban Development Corp.	15,400	201,636
Obayashi Corp.	90,000	536,548
OBIC Business Consultants Ltd.	2,700	97,925
Obic Co., Ltd.	11,000	354,189
Odakyu Electric Railway Co., Ltd.	80,000	793,530
Ohara, Inc.	5,000	32,352
Oiles Corp.	3,800	87,099
Oita Bank Ltd.	21,000	69,007
Oji Holdings Corp.	124,000	580,294
Okasan Securities Group, Inc.	23,000	211,293
Oki Electric Industry Co., Ltd.* .	108,244	203,725
OKUMA Corp.	22,400	194,158
Olympus Corp.*	32,200	977,187
Omron Corp.	25,800	930,475
Ono Pharmaceutical Co., Ltd.	13,300	815,901
Onward Holdings Co., Ltd.	23,000	202,167
Oracle Corp. Japan	5,000	186,174
Organo Corp.	9,300	46,928
Orient Corp.*	50,508	138,737
Oriental Land Co., Ltd.	7,600	1,254,102
ORIX Corp.	146,070	2,370,229
Osaka Gas Co., Ltd.	245,000	1,041,864
OSG Corp.	14,700	256,478
Otsuka Corp.	2,600	331,166
Otsuka Holdings Co., Ltd.	52,694	1,525,684
Pack Corp.	4,000	73,086
PanaHome Corp.	11,000	72,293
Panasonic Corp.	293,670	2,832,282
Panasonic Industrial Devices SUNX Co., Ltd.	11,800	51,140
Paramount Bed Holdings Co., Ltd.	2,721	85,122
Parco Co., Ltd.	8,506	85,497
Paris Miki Holdings, Inc.	7,300	35,722
Park24 Co., Ltd.	14,800	262,740
PGM Holdings KK	10,000	97,970
Pigeon Corp.	5,280	258,910
Pioneer Corp.*	45,200	77,713
Plenus Co., Ltd.	4,700	90,419
Renesas Electronics Corp.*	8,900	42,374
Rengo Co., Ltd.	21,000	115,581
Resona Holdings, Inc.	253,900	1,296,686
Resorttrust, Inc.	5,100	182,634
Ricoh Co., Ltd.	74,000	851,457
Ricoh Leasing Co., Ltd.	2,500	69,714
Riken Corp.	16,000	67,877
Rinnai Corp.	5,400	399,939
Rohm Co., Ltd.	13,200	541,187
Rohto Pharmaceutical Co., Ltd.	15,000	211,354
Round One Corp.	11,100	64,029
Ryobi Ltd.	18,700	83,897
Ryohin Keikaku Co., Ltd.	3,600	324,859
Ryoyo Electro Corp.	12,274	110,509
Saizeriya Co., Ltd.	4,200	56,273
Sakai Chemical Industry Co., Ltd.	14,100	50,636
Sakata Seed Corp.	5,300	73,007
San-A Co., Ltd.	3,600	101,267
Sanden Corp.	18,200	82,025
Sangetsu Co., Ltd.	5,600	147,727
San-In Godo Bank Ltd.	20,000	155,043
Sanki Engineering Co., Ltd.	10,400	63,800
Sankyo Co., Ltd.	7,700	375,619
Sankyo Tateyama, Inc.	2,211	48,856
Sankyu, Inc.	40,000	131,848
Sanoh Industrial Co., Ltd.	7,800	57,293
Sanrio Co., Ltd.	6,400	392,614
Santen Pharmaceutical Co., Ltd.	10,400	504,156
Sanwa Holdings Corp.	31,000	188,596
Sanyo Chemical Industries Ltd.	9,400	64,646
Sanyo Shokai Ltd.	18,600	48,253
Sapporo Holdings Ltd.	52,000	225,362
Sasebo Heavy Industries Co., Ltd.*	35,000	35,963
Sato Holdings Corp.	5,400	110,148
Sawai Pharmaceutical Co., Ltd.	4,400	308,419
SBI Holdings, Inc.	38,230	492,387
SCSK Corp.	6,300	151,259
Secom Co., Ltd.	26,800	1,674,063
Sega Sammy Holdings, Inc.	27,471	790,635
Seiko Epson Corp.	22,000	359,672
Seino Holdings Co., Ltd.	25,000	254,336
Seiren Co., Ltd.	9,500	64,367
Sekisui Chemical Co., Ltd.	59,000	599,034
Sekisui House Ltd.	85,000	1,139,732
Sekisui Jushi Corp.	7,100	102,713
Sekisui Plastics Co., Ltd.	16,100	45,207
Senshu Ikeda Holdings, Inc.	18,340	94,410
Seven & I Holdings Co., Ltd.	104,400	3,802,350
Seven Bank Ltd.	99,354	331,534
Sharp Corp.*	144,000	527,392
Shibuya Kogyo Co., Ltd.	7,100	150,314
Shiga Bank Ltd.	30,000	169,998
Shikoku Chemicals Corp.	12,000	101,206
Shikoku Electric Power Co., Inc.*	20,885	354,192
Shimachu Co., Ltd.	6,100	151,049
Shimadzu Corp.	39,000	368,991
Shimamura Co., Ltd.	3,300	328,002
Shimano, Inc.	10,500	936,823
Shimizu Bank Ltd.	1,700	49,654
Shimizu Corp.	105,000	511,674
Shimojima Co., Ltd.	5,300	54,459
Shinagawa Refractories Co., Ltd.	23,800	53,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shindengen Electric Manufacturing Co., Ltd.	13,600	$98,927
Shin-Etsu Chemical Co., Ltd.	47,414	2,894,186
Shin-Etsu Polymer Co., Ltd.	11,000	38,049
Shinko Electric Industries Co., Ltd.	8,500	88,896
Shinsei Bank Ltd.	228,000	552,052
Shionogi & Co., Ltd.	42,300	886,925
Ship Healthcare Holdings, Inc.	3,435	133,668
Shiroki Corp.	18,800	42,460
Shiseido Co., Ltd.	49,800	893,710
Shizuoka Bank Ltd.	71,000	806,104
Sho-Bond Holdings Co., Ltd.	2,698	122,555
Shochiku Co., Ltd.	19,000	185,950
Showa Denko KK	175,000	236,787
Showa Sangyo Co., Ltd.	24,500	75,772
Showa Shell Sekiyu KK	30,300	338,465
Sintokogio Ltd.	7,500	56,234
SKY Perfect JSAT Holdings, Inc.	20,100	104,493
SMC Corp.	7,500	1,780,864
SMK Corp.	16,209	73,711
Softbank Corp.	121,666	8,404,417
Sohgo Security Services Co., Ltd.	12,200	243,640
Sojitz Corp.	154,100	301,004
Sony Corp.	152,872	3,262,887
Sony Financial Holdings, Inc.	24,977	456,876
Sotetsu Holdings, Inc.	50,000	191,770
Square Enix Holdings Co., Ltd.	10,400	164,525
Stanley Electric Co., Ltd.	21,700	460,293
Star Micronics Co., Ltd.	6,600	64,593
Start Today Co., Ltd.	6,669	187,596
Sugi Holdings Co., Ltd.	5,000	214,151
Sumco Corp.	21,300	172,706
Sumikin Bussan Corp.†	29,000	111,521
Sumitomo Chemical Co., Ltd.	193,000	734,341
Sumitomo Corp.	146,200	1,966,289
Sumitomo Electric Industries Ltd.	94,700	1,369,992
Sumitomo Forestry Co., Ltd.	25,100	271,696
Sumitomo Heavy Industries Ltd.	66,000	299,466
Sumitomo Light Metal Industries Ltd.†	57,900	67,868
Sumitomo Metal Mining Co., Ltd.	65,000	916,527
Sumitomo Mitsui Financial Group, Inc.	187,004	9,027,254
Sumitomo Mitsui Trust Holdings, Inc.	475,630	2,346,819
Sumitomo Osaka Cement Co., Ltd.	65,000	261,204
Sumitomo Real Estate Sales Co., Ltd.	3,040	99,895
Sumitomo Realty & Development Co., Ltd.	60,000	2,841,447
Sumitomo Rubber Industries Ltd.	23,600	362,781
Sundrug Co., Ltd.	6,000	299,100
Suntory Beverage & Food Ltd.*	14,000	472,150
Suruga Bank Ltd.	26,000	446,228
Suzuken Co., Ltd.	10,200	335,175
Suzuki Motor Corp.	51,400	1,229,898
SWCC Showa Holdings Co., Ltd.*	60,300	74,229
Sysmex Corp.	9,300	592,278
T&D Holdings, Inc.	85,100	1,051,034
T.RAD Co., Ltd.	17,200	55,995
Tachi-S Co., Ltd.	4,400	66,563
Tadano Ltd.	15,552	198,880
Taihei Dengyo Kaisha Ltd.	8,600	62,819
Taihei Kogyo Co., Ltd.	14,800	57,968
Taiheiyo Cement Corp.	143,000	622,656
Taisei Corp.	143,000	702,671
Taisho Pharmaceutical Holdings Co., Ltd.	6,768	445,485
Taiyo Holdings Co., Ltd.	3,134	97,245
Taiyo Nippon Sanso Corp.	45,000	301,236
Taiyo Yuden Co., Ltd.	15,000	194,873
Takara Holdings, Inc.	30,000	273,157
Takara Standard Co., Ltd.	12,000	96,566
Takasago International Corp.	12,100	63,150
Takashimaya Co., Ltd.	33,000	308,530
Takata Corp.	5,000	125,642
Takeda Pharmaceutical Co., Ltd.	98,800	4,658,813
Tamron Co., Ltd.	2,969	65,424
TDK Corp.	15,400	603,184
Tecmo Koei Holdings Co., Ltd.	7,261	78,228
Teijin Ltd.	132,000	303,495
Tenma Corp.	6,500	88,412
Terumo Corp.	20,300	1,038,802
THK Co., Ltd.	16,300	360,509
Toagosei Co., Ltd.	34,000	151,157
Tobu Railway Co., Ltd.	153,000	806,287
Tocalo Co., Ltd.	3,700	55,070
Tochigi Bank Ltd.	16,000	61,366
Toda Kogyo Corp.	40,855	130,510
Toho Co., Ltd.	20,600	428,787
Toho Gas Co., Ltd.	67,000	350,354
Toho Holdings Co., Ltd.	9,200	167,536
Toho Titanium Co., Ltd.	5,100	42,338
Tohoku Electric Power Co., Inc.*	61,600	755,782
Tokai Carbon Co., Ltd.	32,000	110,687
Tokai Rika Co., Ltd.	7,500	158,401
Tokai Rubber Industries Ltd.	5,200	50,521
Tokai Tokyo Financial Holdings, Inc.	34,000	283,290
Tokio Marine Holdings, Inc.	95,500	3,113,866
Tokuyama Corp.	38,000	148,064
Tokyo Broadcasting System Holdings, Inc.	17,000	230,541
Tokyo Dome Corp.	19,769	154,258
Tokyo Electric Power Co., Inc.*	215,437	1,339,153
Tokyo Electron Ltd.	20,300	1,086,301
Tokyo Gas Co., Ltd.	306,000	1,674,836
Tokyo Ohka Kogyo Co., Ltd.	6,100	135,287
Tokyo Rope Manufacturing Co., Ltd.*	22,700	39,952
Tokyo Steel Manufacturing Co., Ltd.*	18,700	110,341
Tokyo Tatemono Co., Ltd.	48,000	438,517
Tokyotokeiba Co., Ltd.	20,593	99,513
Tokyu Construction Co., Ltd.*	23,700	135,745
Tokyu Corp.	158,000	1,125,184
Tokyu Land Corp.†	52,000	538,278
Tokyu Livable, Inc.†	2,623	57,488
Tomy Co., Ltd.	9,500	43,781
TonenGeneral Sekiyu KK	41,000	378,320
Toppan Forms Co., Ltd.	7,000	68,223
Toppan Printing Co., Ltd.	75,000	603,540
Toray Industries, Inc.	203,000	1,332,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Torishima Pump Manufacturing Co., Ltd.	3,900	$38,208
Toshiba Corp.	460,000	2,059,108
Toshiba Machine Co., Ltd.	17,105	88,227
Toshiba Plant Systems & Services Corp.	6,000	99,313
Toshiba TEC Corp.	17,936	110,213
Tosoh Corp.	85,000	349,357
TOTO Ltd.	48,000	670,960
Touei Housing Corp.	2,160	50,696
Toyo Ink SC Holdings Co., Ltd.	30,000	155,654
Toyo Seikan Kaisha Ltd.	24,100	471,727
Toyo Suisan Kaisha Ltd.	15,000	439,188
Toyo Tanso Co., Ltd.	1,600	29,788
Toyo Tire & Rubber Co., Ltd.	22,488	135,209
Toyobo Co., Ltd.	121,000	231,426
Toyoda Gosei Co., Ltd.	9,300	228,585
Toyota Boshoku Corp.	11,300	150,943
Toyota Industries Corp.	22,900	985,472
Toyota Motor Corp.	322,060	20,543,427
Toyota Tsusho Corp.	29,500	769,500
Trend Micro, Inc.	10,400	386,713
TS Tech Co., Ltd.	5,200	204,202
TSI Holdings Co., Ltd.	12,000	80,940
Tsubakimoto Chain Co.	5,190	36,115
Tsumura & Co.	9,200	269,369
Tsuruha Holdings, Inc.	2,400	211,445
Tsutsumi Jewelry Co., Ltd.	2,800	73,265
TV Asahi Corp.	8,000	185,564
Tv Tokyo Holdings Corp.	4,700	82,625
Ube Industries Ltd.	141,000	265,375
Ulvac, Inc.*	5,398	49,315
Unicharm Corp.	14,500	845,262
Unipres Corp.	4,100	86,718
United Arrows Ltd.	2,708	113,780
Unitika Ltd.*	77,800	46,698
UNY Group Holdings Co., Ltd.	26,100	168,079
Ushio, Inc.	19,600	242,271
USS Co., Ltd.	31,000	448,151
Wacoal Holdings Corp.	20,000	212,829
Wacom Co., Ltd.	23,600	225,448
West Japan Railway Co.	23,222	993,423
Yahoo! Japan Corp.	174,500	988,824
Yakult Honsha Co., Ltd.	17,700	885,045
Yamada Denki Co., Ltd.	117,100	345,480
Yamaguchi Financial Group, Inc.	31,000	304,024
Yamaha Corp.	26,300	374,587
Yamaha Motor Co., Ltd.	39,300	573,337
Yamato Holdings Co., Ltd.	48,500	1,091,429
Yamato Kogyo Co., Ltd.	7,700	285,142
Yamazaki Baking Co., Ltd.	26,000	280,380
Yamazen Corp.	10,905	70,670
Yaskawa Electric Corp.	27,000	378,788
Yokogawa Electric Corp.	32,500	462,231
Yokohama Rubber Co., Ltd.	29,640	291,892
Yoshinoya Holdings Co., Ltd.	7,900	92,426
Zensho Holdings Co., Ltd.	12,100	140,210
Zeon Corp.	22,000	280,218

		417,321,523

Mexico (0.0%)
Fresnillo plc	26,001	409,565

Netherlands (4.8%)
ASML Holding N.V.	107,312	10,597,924
ING Groep N.V. (CVA)*	1,079,641	12,197,407
Koninklijke Philips N.V.	272,751	8,793,060
Royal Dutch Shell plc, Class A	582,661	19,242,706
Royal Dutch Shell plc, Class B	385,818	13,332,103
Unilever N.V. (CVA)	439,782	17,108,048

		81,271,248

New Zealand (0.0%)
Fletcher Building Ltd.	18,787	147,923
Sky Network Television Ltd.	21,936	107,027
Telecom Corp. of New Zealand Ltd.	35,203	67,324
Trade Me Ltd.	18,963	72,000

		394,274

Singapore (0.0%)
Singapore Telecommunications Ltd. (CDI)	16,128	48,297

Spain (4.9%)
Banco Bilbao Vizcaya Argentaria S.A.	1,600,326	17,882,909
Banco Santander S.A.	3,100,975	25,288,389
Iberdrola S.A.	1,407,788	8,179,939
Inditex S.A.	59,267	9,132,429
Repsol S.A.	225,867	5,599,463
Telefonica S.A.	1,112,617	17,324,897

		83,408,026

Switzerland (0.7%)
Coca-Cola HBC AG (CDI)*	30,283	906,965
Glencore Xstrata plc*	1,475,597	8,043,238
Wolseley plc	41,885	2,167,810

		11,118,013

United Kingdom (21.3%)
Aberdeen Asset Management plc	144,748	887,183
Admiral Group plc	29,553	589,909
Aggreko plc	38,674	1,004,254
AMEC plc	45,574	792,395
Anglo American plc	200,462	4,926,334
Antofagasta plc	54,448	721,474
ARM Holdings plc	214,274	3,420,317
Associated British Foods plc	53,462	1,623,671
AstraZeneca plc	191,377	9,962,269
Aviva plc	451,818	2,902,386
Babcock International Group plc	55,084	1,066,539
BAE Systems plc	497,691	3,661,155
Barclays plc	1,968,702	8,461,835
BG Group plc	522,117	9,978,238
BHP Billiton plc	324,021	9,546,948
BP plc	2,890,936	20,269,670
British American Tobacco plc	294,337	15,612,594
British Land Co. plc (REIT)	152,900	1,429,485
British Sky Broadcasting Group plc	149,238	2,101,932
BT Group plc	1,207,957	6,695,843
Bunzl plc	50,935	1,103,297
Burberry Group plc	68,047	1,800,035
Capita plc	101,024	1,628,936
Carnival plc	27,995	949,024
Centrica plc	790,391	4,730,548
Compass Group plc	278,981	3,838,960
Croda International plc	20,681	888,907
Diageo plc	386,405	12,292,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
easyJet plc	38,114	$788,561
G4S plc	238,035	979,957
GKN plc	249,873	1,383,456
GlaxoSmithKline plc	755,658	19,053,438
Hammerson plc (REIT)	108,551	880,423
Hargreaves Lansdown plc	33,473	530,786
HSBC Holdings plc	2,857,239	30,963,661
IMI plc	48,517	1,142,818
Imperial Tobacco Group plc	149,467	5,533,903
InterContinental Hotels Group plc	40,346	1,176,997
International Consolidated Airlines Group S.A.*	291,561	1,596,803
Intertek Group plc	24,661	1,319,478
ITV plc	560,983	1,592,031
J Sainsbury plc	214,264	1,358,004
Johnson Matthey plc	31,438	1,429,131
Kingfisher plc	363,405	2,270,313
Land Securities Group plc (REIT)	119,452	1,777,170
Legal & General Group plc	899,232	2,856,214
Lloyds Banking Group plc*	7,419,142	8,837,583
London Stock Exchange Group plc	27,164	675,908
Marks & Spencer Group plc	246,519	1,981,879
Meggitt plc	120,427	1,070,326
Melrose Industries plc	194,317	943,110
Mondi plc	56,340	951,308
National Grid plc	572,218	6,767,087
Next plc	23,172	1,935,679
Old Mutual plc	749,763	2,277,073
Pearson plc	124,741	2,538,426
Persimmon plc*	46,371	815,260
Petrofac Ltd.	39,714	903,317
Prudential plc	391,462	7,294,322
Randgold Resources Ltd.	14,087	1,015,070
Reckitt Benckiser Group plc	98,970	7,242,059
Reed Elsevier plc	182,240	2,457,586
Resolution Ltd.	208,854	1,074,525
Rexam plc	120,857	942,276
Rio Tinto plc	191,404	9,367,187
Rolls-Royce Holdings plc*	287,153	5,169,377
Royal Bank of Scotland Group plc*	321,504	1,873,218
RSA Insurance Group plc	560,739	1,097,506
SABMiller plc	145,032	7,380,696
Sage Group plc	170,254	909,009
Schroders plc	17,338	723,044
Severn Trent plc	36,525	1,042,468
Smith & Nephew plc	137,560	1,716,985
Smiths Group plc	60,144	1,362,166
Sports Direct International plc*	32,142	368,145
SSE plc	147,027	3,508,444
Standard Chartered plc	303,303	7,271,965
Standard Life plc	361,073	2,019,005
Tate & Lyle plc	71,487	852,354
Tesco plc	1,232,598	7,163,676
Travis Perkins plc	37,420	999,557
TUI Travel plc	76,993	458,316
Tullow Oil plc	138,662	2,298,674
Unilever plc	185,086	7,311,112
United Utilities Group plc	104,597	1,170,085
Vedanta Resources plc	15,607	273,380
Vodafone Group plc	7,472,007	26,128,293
Weir Group plc	32,601	1,229,722
Whitbread plc	27,663	1,327,387
William Hill plc	132,341	863,415
WM Morrison Supermarkets plc	332,045	1,505,133
WPP plc	204,505	4,204,629

		358,837,102

United States (0.1%)
Alacer Gold Corp. (CDI)	12,421	36,964
Boart Longyear Ltd.	56,238	22,822
News Corp. (CDI), Class B*	9,681	159,134
ResMed, Inc. (CDI)	101,014	532,433
Sims Metal Management Ltd.*	23,585	209,903
Twenty-First Century Fox, Inc. (CDI), Class B	37,308	1,229,300

		2,190,556

Total Common Stocks (98.8%) (Cost $1,502,798,033)		1,668,701,084

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13(b)*	1,600,326	218,665

United Kingdom (0.0%)
Barclays plc, expiring 10/2/13*	497,547	650,425

Total Rights (0.0%) (Cost $—)		869,090

Total Investments (98.8%) (Cost $1,502,798,033)		1,669,570,174
Other Assets Less Liabilities (1.2%)		19,928,636

Net Assets (100%)		$1,689,498,810

*	Non-income producing.

†	Securities (totaling $1,158,244 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $255,080 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.2%
Consumer Staples	10.7
Energy	8.4
Financials	24.6
Health Care	7.9
Industrials	12.6
Information Technology	4.5
Materials	8.4
Telecommunication Services	6.3
Utilities	4.2
Cash and Other	1.2

100.0%

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	138	December-13	$5,399,930	$5,374,900	$(25,030)
FTSE 100 Index	20	December-13	2,125,427	2,081,744	(43,683)
SPI 200 Index	16	December-13	1,965,543	1,949,015	(16,528)
TOPIX Index	25	December-13	2,967,011	3,043,135	76,124

					$(9,117)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$189,462,409	$208,757	$189,671,166
Consumer Staples	—	180,417,963	—	180,417,963
Energy	—	141,259,770	—	141,259,770
Financials	—	414,912,221	770,098	415,682,319
Health Care	—	132,721,797	—	132,721,797
Industrials	—	213,480,421	111,521	213,591,942
Information Technology	—	75,508,658	—	75,508,658
Materials	—	142,538,393	67,868	142,606,261
Telecommunication Services	—	106,397,383	—	106,397,383
Utilities	—	70,843,825	—	70,843,825
Futures	76,124	—	—	76,124
Rights
Financials	—	869,090	—	869,090

Total Assets	$76,124	$1,668,411,930	$1,158,244	$1,669,646,298

Liabilities:
Futures	$(85,241)	$—	$—	$(85,241)

Total Liabilities	$(85,241)	$—	$—	$(85,241)

Total	$(9,117)	$1,668,411,930	$1,158,244	$1,669,561,057

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. debt securities	$108,699,969
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. debt securities	$142,936,099

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$322,800,611
Aggregate gross unrealized depreciation	(164,449,927)

Net unrealized appreciation	$158,350,684

Federal income tax cost of investments	$1,511,219,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.7%)
Abacus Property Group (REIT)	16,300	$34,366
Acrux Ltd.	10,736	33,052
Adelaide Brighton Ltd.	16,760	57,695
AGL Energy Ltd.	27,618	397,294
ALS Ltd.	19,839	194,332
Alumina Ltd.*	107,210	102,517
Amcor Ltd.	61,465	599,784
AMP Ltd.	152,424	655,525
Ansell Ltd.	6,720	130,899
APA Group	42,988	239,418
Aquila Resources Ltd.*	11,649	23,365
Ardent Leisure Group	20,240	34,931
Aristocrat Leisure Ltd.	28,606	123,292
Arrium Ltd.	68,099	77,506
Asciano Ltd.	51,788	281,665
ASX Ltd.	10,442	336,369
Atlas Iron Ltd.	46,390	37,651
Aurizon Holdings Ltd.	96,865	422,910
Aurora Oil & Gas Ltd.*	15,485	48,249
Ausdrill Ltd.	5,287	7,719
Australand Property Group (REIT)	15,640	53,256
Australia & New Zealand Banking Group Ltd.	143,477	4,119,893
Automotive Holdings Group Ltd.	11,763	42,468
AWE Ltd.*	35,640	41,062
Bank of Queensland Ltd.	16,859	169,860
Beach Energy Ltd.	53,100	66,132
Beadell Resources Ltd.*	52,248	44,843
Bendigo and Adelaide Bank Ltd.	20,308	189,832
BHP Billiton Ltd.	167,819	5,595,395
BlueScope Steel Ltd.*	25,628	111,891
Boral Ltd.	43,486	194,727
Bradken Ltd.	5,143	27,108
Brambles Ltd.	77,060	654,911
Breville Group Ltd.	5,221	42,618
BWP Trust (REIT)	26,350	56,047
Cabcharge Australia Ltd.	7,330	25,301
Caltex Australia Ltd.	6,211	107,136
Cardno Ltd.	6,407	37,118
carsales.com Ltd.	9,460	101,049
CFS Retail Property Trust Group (REIT)	120,429	224,696
Challenger Ltd.	29,638	152,071
Charter Hall Group (REIT)	16,050	55,251
Charter Hall Retail REIT (REIT)	14,347	50,325
Coca-Cola Amatil Ltd.	26,027	297,680
Cochlear Ltd.	3,048	171,974
Commonwealth Bank of Australia	84,300	5,600,201
Commonwealth Property Office Fund (REIT)	128,794	136,973
Computershare Ltd.	25,587	236,791
Crown Ltd.	17,999	261,104
CSL Ltd.	25,698	1,534,314
CSR Ltd.	34,360	78,533
Cudeco Ltd.*	8,670	17,309
David Jones Ltd.	24,516	66,097
Dexus Property Group (REIT)	249,786	234,190
Domino’s Pizza Enterprises Ltd.	3,712	47,234
Downer EDI Ltd.	17,372	72,604
DUET Group	62,120	126,335
DuluxGroup Ltd.	12,951	63,793
Echo Entertainment Group Ltd.	42,163	109,348
Energy World Corp., Ltd.*	56,030	25,351
Envestra Ltd.	48,940	49,993
Evolution Mining Ltd.	26,052	20,537
Fairfax Media Ltd.	106,574	53,191
Federation Centres Ltd. (REIT)	63,285	134,608
Fleetwood Corp., Ltd.	3,090	10,378
FlexiGroup Ltd.	8,527	34,524
Flight Centre Ltd.	2,610	117,604
Fortescue Metals Group Ltd.	87,410	387,338
G8 Education Ltd.†	15,245	47,502
Goodman Fielder Ltd.	91,472	60,587
Goodman Group (REIT)	78,731	358,427
GPT Group (REIT)	82,572	268,069
GrainCorp Ltd., Class A	13,054	150,399
GUD Holdings Ltd.	4,390	24,900
GWA Group Ltd.	19,840	56,267
Harvey Norman Holdings Ltd.	27,920	82,828
iiNET Ltd.	6,515	37,440
Iluka Resources Ltd.	22,381	239,276
Incitec Pivot Ltd.	84,403	211,809
Independence Group NL	13,777	50,639
Insurance Australia Group Ltd.	109,010	596,952
Investa Office Fund (REIT)	33,254	91,517
Invocare Ltd.	6,750	70,653
IOOF Holdings Ltd.	12,000	93,141
Iress Ltd.	6,640	56,308
JB Hi-Fi Ltd.	4,960	96,939
Karoon Gas Australia Ltd.*	11,310	54,233
Kingsgate Consolidated Ltd.	8,170	12,919
Leighton Holdings Ltd.	9,604	172,472
Lend Lease Group	28,024	265,619
Lynas Corp., Ltd.*	98,427	36,729
M2 Telecommunications Group Ltd.	6,993	39,599
Macquarie Atlas Roads Group	26,330	60,180
Macquarie Group Ltd.	17,861	798,302
Magellan Financial Group Ltd.	5,393	53,582
McMillan Shakespeare Ltd.	2,381	25,233
Medusa Mining Ltd.*	9,830	20,450
Mermaid Marine Australia Ltd.	13,460	46,460
Mesoblast Ltd.*	7,231	38,451
Metcash Ltd.	43,877	130,985
Mineral Resources Ltd.	9,297	94,538
Mirvac Group (REIT)	182,400	296,080
Monadelphous Group Ltd.	3,603	64,469
Mount Gibson Iron Ltd.	42,690	29,272
Myer Holdings Ltd.	24,267	59,087
National Australia Bank Ltd.	122,589	3,924,948
Navitas Ltd.	10,771	62,400
Newcrest Mining Ltd.	38,888	424,460
NRW Holdings Ltd.	20,207	27,334
Nufarm Ltd.	11,910	52,665
OceanaGold Corp. (CDI)*	8,150	12,621
Octaviar Ltd.(b)*†	9,487,254	—
Oil Search Ltd.	57,547	461,696
Orica Ltd.	18,037	337,544
Origin Energy Ltd.	55,721	732,948
OZ Minerals Ltd.	18,845	77,882
Pacific Brands Ltd.	62,010	43,676
Paladin Energy Ltd.*	47,200	21,356
PanAust Ltd.	32,656	64,281
Perpetual Ltd.	1,986	72,701

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Perseus Mining Ltd.*	24,460	$12,550
Platinum Asset Management Ltd.	15,920	81,685
Premier Investments Ltd.	5,965	48,135
Primary Health Care Ltd.	27,634	124,258
Qantas Airways Ltd.*	124,346	171,103
QBE Insurance Group Ltd.	62,240	851,794
Qube Holdings Ltd.	31,841	60,894
Ramsay Health Care Ltd.	6,905	233,253
REA Group Ltd.	2,138	75,374
Regis Resources Ltd.*	24,410	91,544
Reject Shop Ltd.	1,700	27,754
Resolute Mining Ltd.	23,620	14,213
Rio Tinto Ltd.	22,573	1,300,143
SAI Global Ltd.	10,500	43,590
Sandfire Resources NL*	5,890	35,222
Santos Ltd.	50,533	710,905
Seek Ltd.	19,268	213,544
Senex Energy Ltd.*	64,772	44,413
Seven Group Holdings Ltd.	6,490	49,405
Seven West Media Ltd.	28,913	64,735
Shopping Centres Australasia Property Group (REIT)	37,627	53,706
Sigma Pharmaceuticals Ltd.	76,540	41,414
Silver Lake Resources Ltd.*	13,208	9,734
Sirius Resources NL*	15,306	34,555
Sirtex Medical Ltd.	3,230	41,011
SMS Management & Technology Ltd.	4,420	18,720
Sonic Healthcare Ltd.	19,276	291,138
Southern Cross Media Group Ltd.	37,539	61,811
SP AusNet	67,009	75,015
Spark Infrastructure Group	49,327	76,388
St Barbara Ltd.*	21,600	11,184
Stockland Corp., Ltd. (REIT)	116,903	422,058
Suncorp Group Ltd.	67,752	826,100
Sundance Resources Ltd.*	145,220	9,890
Super Retail Group Ltd.	5,904	71,492
Sydney Airport	73,708	270,235
Tabcorp Holdings Ltd.	38,001	116,280
Tatts Group Ltd.	73,388	212,237
Telstra Corp., Ltd.	653,965	3,032,117
Ten Network Holdings Ltd.*	99,546	26,931
Toll Holdings Ltd.	38,354	208,600
TPG Telecom Ltd.	19,060	77,170
Transfield Services Ltd.	30,870	32,254
Transpacific Industries Group Ltd.*	53,180	48,619
Transurban Group	72,016	456,849
Treasury Wine Estates Ltd.	35,646	146,983
UGL Ltd.	5,303	41,111
Virgin Australia Holdings Ltd.*	96,120	38,558
Virgin Australia International Holdings Pty Ltd.(b)*†	96,120	—
Wesfarmers Ltd.	60,673	2,328,034
Western Areas Ltd.	9,480	25,294
Westfield Group (REIT)	104,848	1,076,918
Westfield Retail Trust (REIT)	153,789	426,105
Westpac Banking Corp.	162,655	4,966,478
Whitehaven Coal Ltd.*	29,544	55,399
Woodside Petroleum Ltd.	32,924	1,176,684
Woolworths Ltd.	64,984	2,121,825
WorleyParsons Ltd.	10,763	244,192
Wotif.com Holdings Ltd.	7,860	34,463

		60,560,424

Austria (0.3%)
Erste Group Bank AG	101,378	3,203,806

Belgium (1.3%)
Anheuser-Busch InBev N.V.	168,155	16,738,603

Brazil (0.6%)
Banco Bradesco S.A. (Preference)	313,610	4,337,024
Itau Unibanco Holding S.A. (Preference) (ADR)	263,007	3,713,659

		8,050,683

Canada (0.3%)
Barrick Gold Corp.	92,999	1,731,641
Potash Corp. of Saskatchewan, Inc.	73,086	2,286,130

		4,017,771

China (0.2%)
PetroChina Co., Ltd., Class H	2,318,000	2,558,321

Denmark (0.6%)
Novo Nordisk A/S, Class B	47,981	8,146,091

France (11.9%)
Accor S.A.	92,560	3,849,256
Air Liquide S.A.	53,115	7,397,640
AXA S.A.‡	220,726	5,113,682
BNP Paribas S.A.	113,820	7,699,069
Carrefour S.A.	64,096	2,200,324
Cie de Saint-Gobain S.A.	160,604	7,953,283
Danone S.A.	146,181	11,003,420
Essilor International S.A.	58,936	6,338,660
European Aeronautic Defence and Space Co. N.V.	60,081	3,827,909
GDF Suez S.A.	162,769	4,089,152
J.C. Decaux S.A.	70,889	2,609,978
Legrand S.A.	76,916	4,267,849
L’Oreal S.A.	63,144	10,844,622
LVMH Moet Hennessy Louis Vuitton S.A.	35,053	6,904,563
Orange S.A.	206,212	2,585,809
Pernod-Ricard S.A.	49,384	6,132,411
Sanofi S.A.	135,864	13,779,757
Schneider Electric S.A.	154,528	13,067,916
Societe Generale S.A.	83,557	4,163,266
Total S.A.	234,248	13,593,529
Unibail-Rodamco SE (REIT)	35,253	8,746,717
Vinci S.A.	53,943	3,135,813
Vivendi S.A.	135,023	3,106,233

		152,410,858

Germany (9.3%)
Allianz SE (Registered)	102,214	16,068,160
BASF SE	98,969	9,492,816
Bayer AG (Registered)	89,015	10,496,151
Bayerische Motoren Werke (BMW) AG	34,457	3,704,506
Daimler AG (Registered)	193,892	15,114,117
Deutsche Bank AG (Registered)	109,397	5,023,043
Deutsche Post AG (Registered)	98,683	3,274,836
Deutsche Telekom AG (Registered)	318,886	4,622,504
E.ON SE	214,322	3,812,784
Fresenius Medical Care AG & Co. KGaA	36,652	2,384,526
Fresenius SE & Co. KGaA	23,460	2,914,171

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Linde AG	40,299	$7,981,509
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	17,375	3,395,408
RWE AG	51,876	1,764,337
SAP AG	201,275	14,886,361
Siemens AG (Registered)	89,157	10,742,065
Volkswagen AG (Preference)	15,475	3,647,985

		119,325,279

Hong Kong (0.5%)
Cheung Kong Holdings Ltd.	326,000	4,964,040
Hang Lung Properties Ltd.	400,000	1,361,544

		6,325,584

Ireland (0.9%)
CRH plc (BATS Europe Exchange)	89,311	2,133,155
CRH plc (EURO OTC Exchange)	261,586	6,259,058
Experian plc	58,990	1,124,022
Henderson Group plc (CDI)	22,047	67,256
James Hardie Industries plc (CDI)	23,856	237,686
Shire plc	31,664	1,270,244

		11,091,421

Italy (2.0%)
Assicurazioni Generali S.p.A.	143,847	2,870,400
Enel S.p.A.	684,042	2,620,750
Eni S.p.A.	288,683	6,619,734
Intesa Sanpaolo S.p.A.	4,656,752	9,607,328
UniCredit S.p.A.	581,064	3,704,068

		25,422,280

Japan (14.8%)
77 Bank Ltd.	14,000	68,793
A&A Material Corp.*	2,000	3,032
A&D Co., Ltd.	1,200	7,154
ABC-Mart, Inc.	1,400	68,152
Accordia Golf Co., Ltd.	4,000	49,280
Accretive Co. Ltd.*	10	1,666
Achilles Corp.	10,000	14,039
Acom Co., Ltd.*	14,600	54,808
Adastria Holdings Co. Ltd.	1,030	48,935
ADEKA Corp.	5,100	60,290
Aderans Co., Ltd.	1,300	18,727
Advan Co., Ltd.	700	8,531
Advanex, Inc.	2,000	2,360
Advantest Corp.	5,600	64,435
Aeon Co., Ltd.	29,700	408,207
Aeon Delight Co., Ltd.	1,400	26,876
Aeon Fantasy Co., Ltd.	400	5,429
AEON Financial Service Co., Ltd.	3,400	106,709
Aeon Hokkaido Corp.	900	5,109
Aeon Mall Co., Ltd.	3,960	117,396
AGORA Hospitality Group Co., Ltd.*	5,000	2,645
Agrex, Inc.	200	1,734
Ai Holdings Corp.	2,100	24,975
Aica Kogyo Co., Ltd.	3,700	73,590
Aichi Bank Ltd.	400	19,106
Aichi Corp.	2,100	11,280
Aichi Steel Corp.	6,000	32,779
Aichi Tokei Denki Co., Ltd.	1,000	2,940
Aida Engineering Ltd.	3,300	30,182
Aiful Corp.*	12,300	62,442
Aigan Co., Ltd.*	900	2,555
Ain Pharmaciez, Inc.	500	21,186
Aiphone Co., Ltd.	800	13,673
Air Water, Inc.	6,000	88,326
Airport Facilities Co., Ltd.	1,200	11,232
Airtech Japan Ltd.	300	1,486
Aisan Industry Co., Ltd.	1,500	14,833
Aisin Seiki Co., Ltd.	7,600	323,577
Ajinomoto Co., Inc.	25,000	328,094
Akebono Brake Industry Co., Ltd.	5,700	26,269
Akita Bank Ltd.	8,000	21,568
Alconix Corp.	200	4,214
Alfresa Holdings Corp.	2,000	102,955
Alpen Co., Ltd.	700	14,513
Alpha Corp.	300	3,177
Alpha Systems, Inc.	360	4,483
Alpine Electronics, Inc.	2,400	26,052
Alps Electric Co., Ltd.*	5,000	40,236
Altech Co., Ltd.	500	1,587
Altech Corp.	500	5,229
Amada Co., Ltd.	13,000	116,781
Amano Corp.	3,400	35,109
Amuse, Inc.	300	6,125
ANA Holdings, Inc.	188,000	409,299
Anest Iwata Corp.	2,000	10,072
Anritsu Corp.	5,000	63,381
AOC Holdings, Inc.	3,300	11,985
AOI Pro, Inc.	500	3,235
AOKI Holdings, Inc.	1,100	38,664
Aomori Bank Ltd.	9,000	23,897
Aoyama Trading Co., Ltd.	3,100	84,395
Aozora Bank Ltd.	26,000	76,972
Arakawa Chemical Industries Ltd.	1,000	8,902
Araya Industrial Co., Ltd.	2,000	3,642
Arcland Sakamoto Co., Ltd.	700	10,454
Arcs Co., Ltd.	1,500	27,804
Argo Graphics, Inc.	400	7,064
Ariake Japan Co., Ltd.	1,100	27,216
Arisawa Manufacturing Co., Ltd.	2,000	12,839
Arnest One Corp.	2,200	51,702
Arrk Corp.*	4,200	10,981
As One Corp.	800	16,481
Asahi Co., Ltd.	500	8,454
Asahi Diamond Industrial Co., Ltd.	4,000	39,595
Asahi Glass Co., Ltd.	48,000	297,391
Asahi Group Holdings Ltd.	19,600	514,252
Asahi Kasei Corp.	56,000	421,018
Asahi Kogyosha Co., Ltd.	1,000	3,723
Asahi Net, Inc.	1,000	4,446
Asahi Organic Chemicals Industry Co., Ltd.	4,000	9,156
Asanuma Corp.*	4,000	5,901
Asatsu-DK, Inc.	2,000	54,143
Ashimori Industry Co., Ltd.*	3,000	4,181
Asics Corp.	7,800	134,265
ASKA Pharmaceutical Co., Ltd.	1,000	7,264
ASKUL Corp.	900	20,848
Astellas Pharma, Inc.	20,600	1,047,866
Asunaro Aoki Construction Co., Ltd.	500	3,011

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Atsugi Co., Ltd.	11,000	$12,646
Autobacs Seven Co., Ltd.	4,500	68,854
Avex Group Holdings, Inc.	2,300	66,921
Awa Bank Ltd.	10,000	54,021
Axell Corp.	400	7,895
Azbil Corp.	2,300	53,326
Azuma Shipping Co., Ltd.	600	1,709
Bando Chemical Industries Ltd.	4,000	15,830
Bank of Iwate Ltd.	800	38,496
Bank of Kyoto Ltd.	13,000	114,004
Bank of Nagoya Ltd.	11,000	42,077
Bank of Okinawa Ltd.	900	35,846
Bank of Saga Ltd.	7,000	14,741
Bank of the Ryukyus Ltd.	2,500	31,283
Bank of Yokohama Ltd.	53,000	302,487
Belc Co., Ltd.	600	10,902
Belluna Co., Ltd.	3,000	15,291
Benesse Holdings, Inc.	2,400	87,166
Best Denki Co., Ltd.*	3,500	5,590
Bic Camera, Inc.	30	14,177
BML, Inc.	700	22,895
Bookoff Corp.	700	4,786
BP Castrol KK	500	2,299
Bridgestone Corp.	29,000	1,054,733
Brother Industries Ltd.	9,700	109,143
Bunka Shutter Co., Ltd.	3,000	15,474
CAC Corp.	700	6,210
Calbee, Inc.	2,800	81,070
Calsonic Kansei Corp.	6,000	32,046
Can Do Co., Ltd.	1,000	17,478
Canare Electric Co., Ltd.	100	1,560
Canon Electronics, Inc.	1,100	20,255
Canon Marketing Japan, Inc.	4,000	53,065
Canon, Inc.	55,600	1,770,466
Capcom Co., Ltd.	2,600	49,939
Casio Computer Co., Ltd.	6,500	60,044
Cawachi Ltd.	800	15,830
Central Glass Co., Ltd.	12,000	39,676
Central Japan Railway Co.	7,600	972,664
Central Security Patrols Co., Ltd.	500	4,776
Central Sports Co., Ltd.	400	6,316
Century Tokyo Leasing Corp.	2,800	87,736
CFS Corp.	1,000	3,998
Chiba Bank Ltd.	31,000	225,810
Chiba Kogyo Bank Ltd.*	2,300	18,345
Chino Corp.	2,000	4,497
Chiyoda Co., Ltd.	1,600	33,971
Chiyoda Corp.	9,000	108,042
Chiyoda Integre Co., Ltd.	400	5,551
Chofu Seisakusho Co., Ltd.	1,200	27,444
Chori Co., Ltd.	800	9,075
Chubu Electric Power Co., Inc.	26,400	361,508
Chubu Shiryo Co., Ltd.	1,200	6,812
Chudenko Corp.	2,000	27,896
Chuetsu Pulp & Paper Co., Ltd.	4,000	6,267
Chugai Pharmaceutical Co., Ltd.	10,600	217,187
Chugai Ro Co., Ltd.	4,000	10,499
Chugoku Bank Ltd.	8,000	112,315
Chugoku Electric Power Co., Inc.	11,600	184,099
Chugoku Marine Paints Ltd.	3,000	18,648
Chugokukogyo Co., Ltd.*	100	789
Chukyo Bank Ltd.	5,000	9,004
Chuo Spring Co., Ltd.	1,000	3,357
Citizen Holdings Co., Ltd.	6,500	45,496
CKD Corp.	3,400	29,851
Clarion Co., Ltd.*	6,000	7,874
Cleanup Corp.	1,200	10,523
CMIC Holdings Co., Ltd.	400	5,461
CMK Corp.	2,400	6,763
Coca-Cola Central Japan Co., Ltd.	2,764	44,372
Coca-Cola West Co., Ltd.	4,200	83,791
Cocokara fine, Inc.	1,100	34,971
Colowide Co., Ltd.	4,000	40,938
Computer Engineering & Consulting Ltd.	800	5,022
Computer Institute of Japan Ltd.	1,200	4,859
COMSYS Holdings Corp.	3,400	47,319
Co.-Op Chemical Co., Ltd.*	1,000	1,516
Core Corp.	400	3,162
Corona Corp.	500	5,621
Cosel Co., Ltd.	1,800	21,810
Cosmo Oil Co., Ltd.*	15,000	28,079
Cosmos Pharmaceutical Corp.	400	52,536
Create Medic Co., Ltd.	300	2,796
Create SD Holdings Co., Ltd.	500	18,261
Credit Saison Co., Ltd.	7,300	197,474
Cresco Ltd.	300	2,341
CTI Engineering Co., Ltd.	700	5,861
Cybernet Systems Co., Ltd.	1,000	3,561
Cybozu, Inc.	20	5,986
Dai Nippon Printing Co., Ltd.	25,000	264,001
Dai Nippon Toryo Co., Ltd.	7,000	12,249
Daibiru Corp.	3,600	41,972
Daicel Corp.	10,000	90,035
Dai-Dan Co., Ltd.	1,000	5,463
Daido Kogyo Co., Ltd.	2,000	5,514
Daido Metal Co., Ltd.	1,000	10,275
Daido Steel Co., Ltd.	12,000	70,319
Daidoh Ltd.	1,600	11,492
Daiei, Inc.*	5,650	16,957
Daifuku Co., Ltd.	5,000	53,970
Daihatsu Motor Co., Ltd.	9,000	173,966
Daihen Corp.	6,000	23,989
Daiho Corp.	4,000	11,272
Daiichi Chuo KK*	8,000	9,685
Daiichi Jitsugyo Co., Ltd.	2,000	8,770
Dai-ichi Life Insurance Co., Ltd.	46,500	662,292
Daiichi Sankyo Co., Ltd.	28,600	517,328
Daiken Corp.	5,000	14,243
Daiken Medical Co., Ltd.	200	3,748
Daiki Aluminium Industry Co., Ltd.	2,000	6,308
Daikin Industries Ltd.	12,100	641,345
Daikoku Denki Co., Ltd.	500	10,804
Daikyo, Inc.	10,000	31,843
Dainichi Co., Ltd.	600	5,353
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	17,458
Dainippon Screen Manufacturing Co., Ltd.*	11,000	60,207
Dainippon Sumitomo Pharma Co., Ltd.	7,000	95,142
Daio Paper Corp.	5,000	30,775
Daiohs Corp.	200	1,439
Daisan Bank Ltd.	7,000	11,394
Daiseki Co., Ltd.	1,900	34,929
Daishi Bank Ltd.	16,000	57,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Daiso Co., Ltd.	5,000	$15,565
Daisue Construction Co., Ltd.*	4,000	4,924
Daisyo Corp.	600	8,118
Daito Bank Ltd.	7,000	6,837
Daito Electron Co., Ltd.	500	2,019
Daito Trust Construction Co., Ltd.	3,600	359,286
Daito Woolen Spinning & Weaving Co., Ltd.*	1,000	722
Daiwa House Industry Co., Ltd.	26,000	488,814
Daiwa Industries Ltd.	1,000	6,287
Daiwa Odakyu Construction Co., Ltd.	500	1,358
Daiwa Securities Group, Inc.	88,000	787,833
Daiwabo Holdings Co., Ltd.	14,100	25,964
Daiyu Eight Co., Ltd.	100	644
Danto Holdings Corp.*	1,000	1,302
DC Co., Ltd.	1,300	8,967
DCM Holdings Co., Ltd.	5,800	41,068
DeNA Co., Ltd.	4,000	81,306
Denki Kagaku Kogyo KK	22,000	85,498
Denki Kogyo Co., Ltd.	3,000	19,106
Denso Corp.	21,900	1,020,418
Dentsu, Inc.	74,200	2,815,667
Denyo Co., Ltd.	1,100	13,742
Descente Ltd.	3,000	21,578
DIC Corp.	40,000	110,280
Dijet Industrial Co., Ltd.	1,000	1,638
Disco Corp.	1,300	74,327
DKS Co., Ltd.	2,000	4,944
Don Quijote Co., Ltd.	2,300	143,904
Doshisha Co., Ltd.	1,000	14,284
Doutor Nichires Holdings Co., Ltd.	2,100	36,789
Dowa Holdings Co., Ltd.	9,000	90,462
Dr. Ci:Labo Co., Ltd.	10	29,686
DTS Corp.	1,100	17,391
Dunlop Sports Co., Ltd.	1,000	12,646
Duskin Co., Ltd.	3,600	72,004
Dwango Co., Ltd.	200	3,839
Dydo Drinco, Inc.	500	20,474
Dynic Corp.	2,000	3,479
Eagle Industry Co., Ltd.	1,000	16,267
Earth Chemical Co., Ltd.	900	34,107
East Japan Railway Co.	16,800	1,442,515
Ebara Corp.	17,000	95,122
Ebara Jitsugyo Co., Ltd.	300	4,062
Ebara-Udylite Co., Ltd.	100	4,420
Echo Trading Co., Ltd.	300	2,414
Econach Holdings Co., Ltd.*	3,000	1,648
Eco’s Co., Ltd.	400	2,446
EDION Corp.	4,400	21,979
Ehime Bank Ltd.	7,000	17,091
Eighteenth Bank Ltd.	7,000	16,522
Eiken Chemical Co., Ltd.	1,000	18,648
Eisai Co., Ltd.	11,100	450,572
Eizo Corp.	1,000	25,780
Electric Power Development Co., Ltd.	5,200	169,286
Elematec Corp.	900	12,342
Emori & Co., Ltd.	200	2,781
Enplas Corp.	600	37,967
Enshu Ltd.*	2,000	3,500
EPS Corp.	20	19,513
ESPEC Corp.	1,200	9,376
Excel Co., Ltd.	600	6,965
Exedy Corp.	1,500	36,792
Ezaki Glico Co., Ltd.	5,000	47,307
Faith, Inc.	400	4,875
Falco SD Holdings Co., Ltd.	600	8,350
FamilyMart Co., Ltd.	3,200	138,196
Fancl Corp.	2,500	30,393
FANUC Corp.	57,700	9,515,408
Fast Retailing Co., Ltd.	2,000	749,784
FCC Co., Ltd.	1,800	41,422
Felissimo Corp.	300	3,379
FIDEA Holdings Co., Ltd.	7,000	14,243
First Baking Co., Ltd.*	1,000	1,628
Foster Electric Co., Ltd.	1,100	22,762
FP Corp.	600	45,048
France Bed Holdings Co., Ltd.	8,000	16,684
F-Tech, Inc.	400	6,727
Fudo Tetra Corp.*	9,800	18,046
Fuji Co., Ltd.	1,300	23,277
Fuji Corp., Ltd.	1,200	8,607
Fuji Electric Co., Ltd.	30,000	122,081
Fuji Electronics Co., Ltd.	600	7,893
Fuji Heavy Industries Ltd.	28,000	771,962
Fuji Kiko Co., Ltd.	1,000	3,113
Fuji Kosan Co., Ltd.	400	2,409
Fuji Kyuko Co., Ltd.	3,000	25,088
Fuji Media Holdings, Inc.	7,700	169,048
Fuji Oil Co., Ltd.	3,300	57,241
Fuji Seal International, Inc.	1,200	36,270
Fuji Soft, Inc.	1,600	30,227
Fujibo Holdings, Inc.	5,000	11,293
Fujicco Co., Ltd.	1,000	12,320
Fujifilm Holdings Corp.	20,470	490,222
Fujikura Kasei Co., Ltd.	1,600	8,350
Fujikura Ltd.	18,000	69,586
Fujikura Rubber Ltd.	800	3,386
Fujimi, Inc.	1,100	14,817
Fujimori Kogyo Co., Ltd.	900	29,345
Fujita Kanko, Inc.	3,000	13,765
Fujitec Co., Ltd.	3,000	37,662
Fujitsu General Ltd.	2,000	22,992
Fujitsu Ltd.*	82,000	305,326
Fujiya Co., Ltd.	7,000	13,816
FuKoKu Co., Ltd.	500	4,197
Fukuda Corp.	1,000	3,825
Fukui Bank Ltd.	10,000	22,076
Fukui Computer Holdings, Inc.	200	1,532
Fukuoka Financial Group, Inc.	30,000	135,205
Fukushima Bank Ltd.	15,000	13,276
Fukushima Industries Corp.	600	9,370
Fukuyama Transporting Co., Ltd.	8,000	52,007
Fullcast Holdings Co., Ltd.*	1,000	3,052
Funai Consulting, Inc.	1,300	10,210
Funai Electric Co., Ltd.	1,100	11,851
Furukawa Co., Ltd.	21,000	47,642
Furukawa Electric Co., Ltd.	31,000	71,275
Furukawa-Sky Aluminum Corp.	5,000	16,735
Furusato Industries Ltd.	700	7,114
Fuso Pharmaceutical Industries Ltd.	4,000	13,063
Futaba Corp.	2,100	26,855
Futaba Industrial Co., Ltd.*	3,500	14,456
Future Architect, Inc.	1,000	6,013

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fuyo General Lease Co., Ltd.	1,100	$41,238
G-7 Holdings, Inc.	300	2,432
Gakken Holdings Co., Ltd.	5,000	15,413
Gakujo Co., Ltd.	400	2,983
Gecoss Corp.	800	5,860
Genki Sushi Co., Ltd.	300	3,843
Geo Holdings Corp.	2,000	18,678
GLOBERIDE, Inc.	5,000	7,325
Glory Ltd.	3,400	85,264
GMO Internet, Inc.	3,400	44,137
Godo Steel Ltd.	7,000	13,816
Goldcrest Co., Ltd.	1,100	29,745
Goldwin, Inc.	2,000	9,828
Gree, Inc.	5,100	39,692
GS Yuasa Corp.	14,000	81,184
GSI Creos Corp.	3,000	4,609
Gulliver International Co., Ltd.	3,300	19,707
Gun-Ei Chemical Industry Co., Ltd.	3,000	16,237
Gunma Bank Ltd.	22,000	128,470
Gunze Ltd.	8,000	21,731
Gurunavi, Inc.	1,000	18,119
H2O Retailing Corp.	7,000	57,826
Hachijuni Bank Ltd.	10,000	62,058
Hakudo Co., Ltd.	400	3,235
Hakuhodo DY Holdings, Inc.	10,600	78,722
Hakuto Co., Ltd.	700	6,744
Hakuyosha Co., Ltd.	1,000	2,401
Hamakyorex Co., Ltd.	300	8,616
Hamamatsu Photonics KK	3,000	112,773
Hankyu Hanshin Holdings, Inc.	55,000	304,949
Hanwa Co., Ltd.	11,000	51,925
Happinet Corp.	600	4,602
Harashin Narus Holdings Co., Ltd.	700	12,470
Hard Off Corp. Co., Ltd.	500	3,871
Harima Chemicals, Inc.	1,100	5,360
Haruyama Trading Co., Ltd.	500	3,194
Haseko Corp.*	10,500	75,095
Hayashikane Sangyo Co., Ltd.*	4,000	3,744
Hazama Ando Corp.	7,520	25,017
Heiwa Corp.	2,600	45,125
Heiwa Real Estate Co., Ltd.	1,800	33,035
Heiwado Co., Ltd.	2,400	37,308
Helios Techno Holdings Co., Ltd.	1,100	3,100
Hibiya Engineering Ltd.	1,800	21,828
Hiday Hidaka Corp.	600	13,307
Higashi-Nippon Bank Ltd.	6,000	14,222
Higo Bank Ltd.	9,000	52,648
Hikari Tsushin, Inc.	900	56,493
Hino Motors Ltd.	12,000	176,286
Hioki EE Corp.	500	7,091
Hirakawa Hewtech Corp.	200	1,581
Hirose Electric Co., Ltd.	1,500	229,818
Hiroshima Bank Ltd.	29,000	123,323
HIS Co., Ltd.	1,300	75,914
Hisaka Works Ltd.	1,000	9,533
Hisamitsu Pharmaceutical Co., Inc.	2,600	144,951
Hitachi Capital Corp.	1,200	28,872
Hitachi Chemical Co., Ltd.	4,600	73,894
Hitachi Construction Machinery Co., Ltd.	4,200	93,789
Hitachi High-Technologies Corp.	1,800	40,287
Hitachi Koki Co., Ltd.	3,300	26,019
Hitachi Kokusai Electric, Inc.	2,000	23,989
Hitachi Ltd.	214,640	1,412,809
Hitachi Metals Ltd.	6,400	78,393
Hitachi Transport System Ltd.	2,100	29,184
Hitachi Zosen Corp.	5,100	39,899
Hochiki Corp.	1,000	4,863
Hodogaya Chemical Co., Ltd.	2,000	4,110
Hogy Medical Co., Ltd.	600	33,206
Hokkaido Electric Power Co., Inc.*	7,100	95,562
Hokkaido Gas Co., Ltd.	2,000	5,331
Hokkan Holdings Ltd.	3,000	9,309
Hokko Chemical Industry Co., Ltd.	1,000	3,052
Hokkoku Bank Ltd.	14,000	53,126
Hokuetsu Bank Ltd.	13,000	28,832
Hokuetsu Kishu Paper Co., Ltd.	8,000	37,764
Hokuhoku Financial Group, Inc.	68,000	142,510
Hokuriku Electric Industry Co., Ltd.	4,000	5,819
Hokuriku Electric Power Co.	7,800	113,792
Hokushin Co., Ltd.	800	1,506
Hokuto Corp.	1,400	25,338
Honda Motor Co., Ltd.	75,100	2,853,640
Honeys Co., Ltd.	1,080	11,767
Hoosiers Holdings Co. Ltd.	2,000	17,397
Horiba Ltd.	2,100	78,514
Hoshizaki Electric Co., Ltd.	1,500	51,656
Hosiden Corp.	3,000	16,145
Hosokawa Micron Corp.	2,000	14,080
House Foods Corp.	3,600	55,852
House of Rose Co., Ltd.	100	1,347
Howa Machinery Ltd.	600	5,274
Hoya Corp.	21,800	514,311
Hulic Co., Ltd.	12,400	185,189
Hurxley Corp.	300	2,347
Hyakugo Bank Ltd.	11,000	45,211
Hyakujushi Bank Ltd.	14,000	55,547
Ibiden Co., Ltd.	4,300	70,125
IBJ Leasing Co., Ltd.	1,700	44,188
Ichibanya Co., Ltd.	400	16,684
Ichiken Co., Ltd.	1,000	1,852
Ichikoh Industries Ltd.*	2,000	3,825
Ichinen Holdings Co., Ltd.	1,300	9,099
Ichiyoshi Securities Co., Ltd.	2,700	39,609
Icom, Inc.	600	14,180
Idec Corp.	1,400	13,118
Idemitsu Kosan Co., Ltd.	800	69,180
Ihara Chemical Industry Co., Ltd.	2,000	14,345
IHI Corp.	58,000	243,695
Iida Home Max	1,300	26,425
Iino Kaiun Kaisha Ltd.	5,900	38,115
Ikegami Tsushinki Co., Ltd.*	3,000	3,327
Ikyu Corp.	10	16,593
Imasen Electric Industrial Co., Ltd.	800	11,492
Impress Holdings, Inc.	1,000	1,323
Inaba Denki Sangyo Co., Ltd.	1,400	41,959
Inaba Seisakusho Co., Ltd.	600	8,216
Inabata & Co., Ltd.	3,200	30,765
Inageya Co., Ltd.	1,000	10,296
INES Corp.	1,600	9,848
I-Net Corp.	500	3,622

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Information Services International-Dentsu Ltd.	700	$7,556
INPEX Corp.	47,200	556,057
Intage, Inc.	600	7,636
Internet Initiative Japan, Inc.	700	20,132
Inui Steamship Co., Ltd.*	1,400	5,612
I’rom Holdings Co., Ltd.*	300	2,759
Iseki & Co., Ltd.	13,000	46,025
Isetan Mitsukoshi Holdings Ltd.	16,800	248,509
Ishihara Sangyo Kaisha Ltd.*	21,000	21,792
Ishii Iron Works Co., Ltd.	1,000	3,317
Ishikawa Seisakusho Ltd.*	2,000	2,401
Ishizuka Glass Co., Ltd.	1,000	2,910
Isuzu Motors Ltd.	50,000	328,603
IT Holdings Corp.	4,000	50,420
ITC Networks Corp.	1,000	9,502
Itfor, Inc.	1,300	5,290
Ito En Ltd.	3,000	68,091
ITOCHU Corp.	70,800	865,778
Itochu Enex, Co., Ltd.	2,700	14,009
ITOCHU Techno-Solutions Corp.	1,200	42,606
Itochu-Shokuhin Co., Ltd.	300	10,011
Itoham Foods, Inc.	7,000	29,127
Itoki Corp.	2,600	13,543
Iwai Cosmo Holdings, Inc.	1,100	16,406
Iwaki & Co., Ltd.	1,000	2,096
Iwasaki Electric Co., Ltd.*	4,000	9,278
Iwatani Corp.	13,000	52,373
Iwatsu Electric Co., Ltd.	5,000	5,290
Iyo Bank Ltd.	10,000	104,583
Izumi Co., Ltd.	1,700	49,463
Izumiya Co., Ltd.	4,000	18,516
Izutsuya Co., Ltd.*	6,000	5,555
J. Front Retailing Co., Ltd.	19,000	153,477
Jaccs Co., Ltd.	8,000	40,043
Jafco Co., Ltd.	1,600	76,504
Jalux, Inc.	300	3,562
Janome Sewing Machine Co., Ltd.*	12,000	10,743
Japan Airlines Co., Ltd.	9,000	543,873
Japan Airport Terminal Co., Ltd.	3,900	90,026
Japan Asia Investment Co., Ltd.*	8,000	7,813
Japan Aviation Electronics Industry Ltd.	2,000	23,053
Japan Bridge Corp.*	900	1,932
Japan Carlit Co., Ltd.†	1,000	5,382
Japan Cash Machine Co., Ltd.	1,100	26,366
Japan Digital Laboratory Co., Ltd.	1,000	11,842
Japan Drilling Co., Ltd.	300	23,043
Japan Electronic Materials Corp.	500	1,841
Japan Exchange Group, Inc.	10,000	221,069
Japan Foods Co., Ltd.	100	1,296
Japan Foundation Engineering Co., Ltd.	1,700	7,350
Japan Medical Dynamic Marketing, Inc.	1,000	2,706
Japan Oil Transportation Co., Ltd.	1,000	2,238
Japan Petroleum Exploration Co.	1,700	72,984
Japan Pulp & Paper Co., Ltd.	6,000	19,838
Japan Radio Co., Ltd.*	3,000	10,987
Japan Securities Finance Co., Ltd.	5,546	41,527
Japan Steel Works Ltd.	16,000	92,619
Japan Tobacco, Inc.	265,064	9,519,059
Japan Transcity Corp.	2,000	7,020
Japan Vilene Co., Ltd.	1,000	5,188
Japan Wool Textile Co., Ltd.	4,000	31,538
Jastec Co., Ltd.	700	5,476
JBCC Holdings, Inc.	1,000	9,929
Jeans Mate Corp.*	300	812
Jeol Ltd.	4,000	19,085
JFE Holdings, Inc.	23,244	601,348
JGC Corp.	11,000	396,154
JK Holdings Co., Ltd.	1,100	6,782
JMS Co., Ltd.	1,000	3,266
Joban Kosan Co., Ltd.*	3,000	5,250
J-Oil Mills, Inc.	5,000	15,921
Joshin Denki Co., Ltd.	2,000	17,152
Joyo Bank Ltd.	28,000	150,120
JSP Corp.	800	13,055
JSR Corp.	8,100	150,060
JTEKT Corp.	10,500	143,354
Juki Corp.*	7,000	13,317
Juroku Bank Ltd.	15,000	58,904
JVC Kenwood Corp.	5,800	11,093
JX Holdings, Inc.	99,900	517,311
K.R.S. Corp.	300	3,113
kabu.com Securities Co., Ltd.	4,900	26,919
Kadokawa Corp.	1,100	38,776
Kaga Electronics Co., Ltd.	1,200	10,243
Kagome Co., Ltd.	2,200	37,355
Kagoshima Bank Ltd.	7,000	47,714
Kajima Corp.	37,000	150,191
Kakaku.com, Inc.	6,000	139,722
Kaken Pharmaceutical Co., Ltd.	5,000	75,741
Kamei Corp.	1,000	7,589
Kamigumi Co., Ltd.	11,000	93,331
Kanaden Corp.	1,000	6,592
Kanagawa Chuo Kotsu Co., Ltd.	1,000	5,392
Kanamoto Co., Ltd.	1,000	27,183
Kandenko Co., Ltd.	6,000	36,258
Kaneka Corp.	13,000	84,643
Kanematsu Corp.	27,000	36,533
Kanematsu Electronics Ltd.	700	9,094
Kanematsu-NNK Corp.*	1,000	1,719
Kansai Electric Power Co., Inc.*	35,600	456,341
Kansai Paint Co., Ltd.	12,000	158,950
Kansai Urban Banking Corp.	17,000	18,851
Kanto Denka Kogyo Co., Ltd.*	2,000	4,436
Kanto Natural Gas Development Co., Ltd.	1,000	7,681
Kao Corp.	24,300	756,478
Kappa Create Holdings Co., Ltd.	900	17,213
Kasai Kogyo Co., Ltd.	1,000	6,114
Kasumi Co., Ltd.	2,500	15,718
Katakura Industries Co., Ltd.	1,400	18,957
Kato Sangyo Co., Ltd.	1,700	36,337
Kato Works Co., Ltd.	2,000	11,984
KAWADA Technologies, Inc.	200	5,876
Kawai Musical Instruments Manufacturing Co., Ltd.	4,000	7,895
Kawasaki Heavy Industries Ltd.	67,000	289,689
Kawasaki Kisen Kaisha Ltd.	39,000	91,256
KDDI Corp.	24,700	1,266,473
Keihan Electric Railway Co., Ltd.	16,000	65,110
Keihanshin Building Co., Ltd.	1,400	7,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Keihin Co., Ltd.	2,000	$3,805
Keihin Corp.	2,500	40,109
Keikyu Corp.	21,000	198,260
Keio Corp.	23,000	164,729
Keisei Electric Railway Co., Ltd.	12,000	124,767
Keiyo Bank Ltd.	5,000	26,248
Keiyo Co., Ltd.	2,200	10,497
Kenedix, Inc.*	8,700	46,025
Kewpie Corp.	2,800	44,409
KEY Coffee, Inc.	1,200	19,081
Keyence Corp.	2,290	867,821
Kikkoman Corp.	9,000	164,352
Kimoto Co., Ltd.	1,100	10,945
Kimura Chemical Plants Co., Ltd.	1,100	6,535
Kimura Unity Co., Ltd.	200	2,025
Kinden Corp.	5,000	53,665
King Jim Co., Ltd.	1,000	7,142
Kinki Nippon Tourist Co., Ltd.*	4,000	6,267
Kinki Sharyo Co., Ltd.	1,000	3,357
Kintetsu Corp.	78,000	290,432
Kintetsu World Express, Inc.	1,100	39,448
Kinugawa Rubber Industrial Co., Ltd.	3,000	18,251
Kirin Holdings Co., Ltd.	42,000	610,591
Kirindo Co., Ltd.	500	3,322
Kisoji Co., Ltd.	1,400	26,463
Kissei Pharmaceutical Co., Ltd.	2,600	59,462
Kitagawa Iron Works Co., Ltd.	5,000	9,919
Kita-Nippon Bank Ltd.	300	7,154
Kitano Construction Corp.	3,000	6,867
Kitazawa Sangyo Co., Ltd.	1,000	1,821
Kitz Corp.	5,100	22,985
Koa Corp.	1,500	14,818
Koatsu Gas Kogyo Co., Ltd.	1,000	5,382
Kobayashi Pharmaceutical Co., Ltd.	1,300	74,327
Kobayashi Yoko Co., Ltd.	300	806
Kobe Steel Ltd.*	118,000	218,485
Kohnan Shoji Co., Ltd.	1,100	12,053
Kohsoku Corp.	700	6,744
Koito Manufacturing Co., Ltd.	4,000	75,853
Kojima Co., Ltd.	1,500	4,395
Kokuyo Co., Ltd.	6,400	49,744
KOMAIHALTEC, Inc.	2,000	5,127
Komatsu Ltd.	151,590	3,761,412
Komatsu Seiren Co., Ltd.	2,000	10,499
Komatsu Wall Industry Co., Ltd.	400	7,711
Komeri Co., Ltd.	1,600	39,229
Komori Corp.	3,400	49,878
Konaka Co., Ltd.	1,400	13,217
Konami Corp.	4,600	106,044
Konica Minolta, Inc.	21,000	176,042
Konishi Co., Ltd.	1,000	19,319
Kosaido Co., Ltd.*	900	4,935
Kose Corp.	1,200	34,671
Kosei Securities Co., Ltd.	2,000	5,717
Kourakuen Corp.	700	8,660
Krosaki Harima Corp.	2,000	4,822
K’s Holdings Corp.	1,700	46,471
Kubota Corp.	50,000	720,789
Kumagai Gumi Co., Ltd.*	10,000	23,806
Kumiai Chemical Industry Co., Ltd.	2,000	14,182
Kura Corp.	600	9,968
Kurabo Industries Ltd.	12,000	20,266
Kuraray Co., Ltd.	14,900	178,112
Kuraudia Co., Ltd.	100	1,089
Kureha Corp.	8,000	28,811
Kurimoto Ltd.	6,000	17,824
Kurita Water Industries Ltd.	5,000	105,957
Kuroda Electric Co., Ltd.	1,600	21,324
KYB Co., Ltd.	7,000	45,150
Kyocera Corp.	15,200	805,656
Kyodo Printing Co., Ltd.	3,000	8,729
Kyodo Shiryo Co., Ltd.	4,000	4,680
Kyoei Sangyo Co., Ltd.	1,000	1,984
Kyoei Steel Ltd.	1,300	23,713
Kyoei Tanker Co., Ltd.*	1,000	2,554
Kyokuto Boeki Kaisha Ltd.*	1,000	2,075
Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	29,553
Kyokuto Securities Co., Ltd.	1,600	28,290
Kyokuyo Co., Ltd.	5,000	14,446
KYORIN Holdings, Inc.	3,000	63,940
Kyoritsu Maintenance Co., Ltd.	500	20,474
Kyoritsu Printing Co., Ltd.	1,000	2,604
Kyosan Electric Manufacturing Co., Ltd.	2,000	7,162
Kyoto Kimono Yuzen Co., Ltd.	700	7,805
Kyowa Electronics Instruments Co., Ltd.	1,000	3,683
Kyowa Exeo Corp.	4,900	57,627
Kyowa Hakko Kirin Co., Ltd.	10,000	102,548
Kyowa Leather Cloth Co., Ltd.	700	2,286
Kyudenko Corp.	2,000	10,743
Kyushu Electric Power Co., Inc.*	19,200	273,658
Land Business Co., Ltd.	1,000	4,985
LAND Co., Ltd.*	1,300	251
Lawson, Inc.	2,300	179,938
LEC, Inc.	300	3,855
Leopalace21 Corp.*	7,300	53,472
Life Corp.	700	9,258
Lintec Corp.	2,600	55,230
Lion Corp.	12,000	73,005
LIXIL Group Corp.	13,640	280,168
Look, Inc.	2,000	6,552
M3, Inc.	16	44,226
Mabuchi Motor Co., Ltd.	900	47,337
Macnica, Inc.	500	13,271
Macromill, Inc.	2,800	16,892
Maeda Corp.	8,000	49,158
Maeda Road Construction Co., Ltd.	4,000	66,290
Maezawa Industries, Inc.	900	3,589
Maezawa Kasei Industries Co., Ltd.	900	9,651
Maezawa Kyuso Industries Co., Ltd.	400	5,160
Makino Milling Machine Co., Ltd.	6,000	42,362
Makita Corp.	5,300	307,340
Mandom Corp.	1,300	45,363
Marche Corp.	300	2,545
Mars Engineering Corp.	600	11,567
Marubeni Construction Material Lease Co., Ltd.	1,000	2,086
Marubeni Corp.	73,000	573,335
Marubun Corp.	900	4,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Marudai Food Co., Ltd.	6,000	$19,411
Maruei Department Store Co., Ltd.*	2,000	4,822
Maruetsu, Inc.	2,000	6,511
Maruha Nichiro Holdings, Inc.	27,000	51,091
Marui Group Co., Ltd.	10,400	97,234
Maruichi Steel Tube Ltd.	2,800	69,448
Maruka Machinery Co., Ltd.	400	6,161
Marusan Securities Co., Ltd.	3,900	32,574
Maruwa Co., Ltd.	300	10,652
Maruwn Corp.	600	1,550
Maruyama Manufacturing Co., Inc.	2,000	5,656
Maruzen CHI Holdings Co., Ltd.*	600	1,782
Maruzen Showa Unyu Co., Ltd.	4,000	13,795
Matsuda Sangyo Co., Ltd.	800	11,419
Matsui Construction Co., Ltd.	1,000	4,069
Matsui Securities Co., Ltd.	6,800	74,852
Matsumotokiyoshi Holdings Co., Ltd.	1,400	45,221
Matsuya Co., Ltd.*	2,200	28,246
Matsuya Foods Co., Ltd.	500	7,910
Max Co., Ltd.	2,000	23,175
Mazda Motor Corp.*	140,000	622,412
MEC Co., Ltd.	800	3,565
Medical System Network Co., Ltd.	400	1,725
Medipal Holdings Corp.	7,600	93,632
Megachips Corp.	1,100	17,536
Megmilk Snow Brand Co., Ltd.	2,700	39,884
Meidensha Corp.	12,000	43,827
MEIJI Holdings Co., Ltd.	3,100	169,358
Meiji Shipping Co., Ltd.	1,100	4,890
Meiko Network Japan Co., Ltd.	900	11,354
Meito Sangyo Co., Ltd.	600	6,299
Meito Transportation Co., Ltd.	400	2,621
Meiwa Corp.	900	3,003
Meiwa Estate Co., Ltd.	700	3,148
Melco Holdings, Inc.	600	8,369
Michinoku Bank Ltd.	6,000	12,086
Mie Bank Ltd.	5,000	10,326
Milbon Co., Ltd.	600	24,569
Mimasu Semiconductor Industry Co., Ltd.	1,000	8,790
Minato Bank Ltd.	12,000	20,388
Minebea Co., Ltd.	15,000	76,301
Ministop Co., Ltd.	900	14,009
Miraca Holdings, Inc.	2,600	115,855
Mirait Holdings Corp.	3,600	30,655
Misawa Homes Co., Ltd.	1,600	25,295
MISUMI Group, Inc.	2,600	75,253
Mitachi Co., Ltd.	200	873
Mito Securities Co., Ltd.	3,000	16,115
Mitsuba Corp.	2,000	35,729
Mitsubishi Chemical Holdings Corp.	55,000	256,269
Mitsubishi Corp.	68,310	1,380,168
Mitsubishi Electric Corp.	91,000	953,558
Mitsubishi Estate Co., Ltd.	70,000	2,062,363
Mitsubishi Gas Chemical Co., Inc.	13,000	108,978
Mitsubishi Heavy Industries Ltd.	148,000	847,693
Mitsubishi Kakoki Kaisha Ltd.*	3,000	5,860
Mitsubishi Logistics Corp.	6,000	90,401
Mitsubishi Materials Corp.	58,000	238,975
Mitsubishi Motors Corp.*	22,600	249,233
Mitsubishi Nichiyu Forklift Co., Ltd.	1,000	5,097
Mitsubishi Paper Mills Ltd.*	18,000	16,298
Mitsubishi Pencil Co., Ltd.	1,000	23,908
Mitsubishi Research Institute, Inc.	400	8,692
Mitsubishi Shokuhin Co., Ltd.	1,100	30,103
Mitsubishi Steel Manufacturing Co., Ltd.	7,000	22,717
Mitsubishi Tanabe Pharma Corp.	6,800	95,260
Mitsubishi UFJ Financial Group, Inc.	663,600	4,232,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	19,700	104,016
Mitsuboshi Belting Co., Ltd.	3,000	15,901
Mitsui & Co., Ltd.	75,800	1,099,657
Mitsui Chemicals, Inc.	46,090	126,133
Mitsui Engineering & Shipbuilding Co., Ltd.	34,000	69,525
Mitsui Fudosan Co., Ltd.	42,000	1,407,905
Mitsui High-Tec, Inc.	1,400	10,141
Mitsui Home Co., Ltd.	1,000	4,924
Mitsui Matsushima Co., Ltd.	8,000	13,429
Mitsui Mining & Smelting Co., Ltd.	31,000	89,883
Mitsui O.S.K. Lines Ltd.*	41,000	184,781
Mitsui Sugar Co., Ltd.	5,000	15,718
Mitsui-Soko Co., Ltd.	5,000	27,824
Mitsumi Electric Co., Ltd.*	4,300	30,272
Mitsumura Printing Co., Ltd.	1,000	2,706
Mitsuuroko Holdings Co., Ltd.	1,900	9,298
Miura Co., Ltd.	2,000	54,998
Miyaji Engineering Group, Inc.*	4,000	8,464
Miyakoshi Holdings, Inc.*	300	888
Miyazaki Bank Ltd.	8,000	24,498
Miyoshi Oil & Fat Co., Ltd.	4,000	6,470
Mizuho Financial Group, Inc.	1,143,080	2,476,993
Mizuno Corp.	6,000	35,892
Mochida Pharmaceutical Co., Ltd.	1,000	65,415
Modec, Inc.	1,000	31,283
Monex Group, Inc.	7,000	29,340
MonotaRO Co., Ltd.	800	23,366
Mori Seiki Co., Ltd.	6,800	105,360
Morinaga & Co., Ltd.	13,000	27,906
Morinaga Milk Industry Co., Ltd.	11,000	34,691
Morita Holdings Corp.	2,000	15,403
Morozoff Ltd.	2,000	6,409
Mory Industries, Inc.	2,000	8,383
MOS Food Services, Inc.	1,600	31,497
Moshi Moshi Hotline, Inc.	1,600	18,654
Mr Max Corp.	1,200	4,004
MS&AD Insurance Group Holdings, Inc.	26,100	679,750
Murata Manufacturing Co., Ltd.	9,230	703,319
Musashi Seimitsu Industry Co., Ltd.	1,200	30,594
Musashino Bank Ltd.	1,900	69,297
Mutoh Holdings Co., Ltd.	1,000	5,005
Nabtesco Corp.	5,100	124,108
NAC Co., Ltd.	400	6,527
Nachi-Fujikoshi Corp.	12,000	66,779

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nagaileben Co., Ltd.	1,200	$19,448
Nagano Bank Ltd.	4,000	7,121
Nagano Keiki Co., Ltd.	800	5,917
Nagase & Co., Ltd.	6,300	79,924
Nagatanien Co., Ltd.	1,000	8,973
Nagoya Railroad Co., Ltd.	20,000	58,599
Naigai Co., Ltd.*	3,000	1,923
Nakabayashi Co., Ltd.	2,000	4,395
Nakamuraya Co., Ltd.	3,000	12,330
Nakano Corp.	1,000	2,543
Nakayama Steel Works Ltd.*	6,000	6,653
Nakayamafuku Co., Ltd.	700	5,398
Nakayo Telecommunications, Inc.	1,000	3,083
Namco Bandai Holdings, Inc.	8,600	160,547
Nankai Electric Railway Co., Ltd.	16,000	60,390
Nanto Bank Ltd.	11,000	44,204
Natori Co., Ltd.	600	5,726
NEC Capital Solutions Ltd.	300	7,261
NEC Corp.	113,000	260,959
NEC Fielding Ltd.	1,000	11,699
NEC Networks & System Integration Corp.	1,100	26,578
NET One Systems Co., Ltd.	900	6,803
Neturen Co., Ltd.	1,700	16,465
Nexon Co., Ltd.	6,100	74,221
Nexyz Corp.	500	2,060
NGK Insulators Ltd.	13,000	196,795
NGK Spark Plug Co., Ltd.	9,000	198,596
NHK Spring Co., Ltd.	4,500	45,964
Nice Holdings, Inc.	5,000	12,971
Nichia Steel Works Ltd.	1,000	3,540
Nichias Corp.	6,000	40,348
Nichiban Co., Ltd.	1,000	4,039
Nichicon Corp.	3,900	42,890
Nichiden Corp.	500	11,745
Nichiha Corp.	1,200	16,347
Nichii Gakkan Co.	2,200	21,979
Nichi-iko Pharmaceutical Co., Ltd.	1,400	32,616
Nichimo Co., Ltd.	1,000	1,943
Nichirei Corp.	7,000	38,028
Nichireki Co., Ltd.	1,000	8,932
Nidec Copal Corp.†	900	9,271
Nidec Copal Electronics Corp.	1,200	6,226
Nidec Corp.	5,036	414,992
Nidec-Tosok Corp.†	700	7,329
Nifco, Inc.	2,400	64,068
Nihon Chouzai Co., Ltd.	150	4,099
Nihon Dempa Kogyo Co., Ltd.	900	8,378
Nihon Eslead Corp.	500	5,834
Nihon Kohden Corp.	2,200	89,862
Nihon Nohyaku Co., Ltd.	2,000	22,056
Nihon Parkerizing Co., Ltd.	3,000	61,285
Nihon Tokushu Toryo Co., Ltd.	1,000	4,212
Nihon Trim Co., Ltd.	200	12,208
Nihon Unisys Ltd.	3,300	28,369
Nihon Yamamura Glass Co., Ltd.	5,000	9,410
Nikkato Corp.	400	1,701
Nikkiso Co., Ltd.	4,000	42,037
Nikko Co., Ltd.	1,000	4,598
Nikon Corp.	16,100	280,577
Nintendo Co., Ltd.	5,300	600,122
Nippo Corp.	3,000	51,335
Nippon Beet Sugar Manufacturing Co., Ltd.	7,000	13,032
Nippon Carbide Industries Co., Inc.	3,000	10,346
Nippon Carbon Co., Ltd.	6,000	12,025
Nippon Ceramic Co., Ltd.	800	11,516
Nippon Chemical Industrial Co., Ltd.*	4,000	7,121
Nippon Chemi-Con Corp.*	7,000	34,610
Nippon Chemiphar Co., Ltd.	1,000	4,863
Nippon Chutetsukan KK	1,000	2,411
Nippon Coke & Engineering Co., Ltd.	10,000	13,938
Nippon Columbia Co., Ltd.*	500	3,159
Nippon Concrete Industries Co., Ltd.	1,000	5,331
Nippon Conveyor Co., Ltd.	3,000	4,761
Nippon Denko Co., Ltd.	5,000	15,057
Nippon Densetsu Kogyo Co., Ltd.	2,000	21,710
Nippon Denwa Shisetsu Co., Ltd.	2,000	5,799
Nippon Electric Glass Co., Ltd.	20,000	106,821
Nippon Express Co., Ltd.	34,000	170,182
Nippon Felt Co., Ltd.	700	3,105
Nippon Filcon Co., Ltd.	900	3,955
Nippon Fine Chemical Co., Ltd.	1,000	6,684
Nippon Flour Mills Co., Ltd.	8,000	40,124
Nippon Formula Feed Manufacturing Co., Ltd.	4,000	5,127
Nippon Gas Co., Ltd.	1,100	13,261
Nippon Hume Corp.	1,000	8,800
Nippon Kanzai Co., Ltd.	400	7,178
Nippon Kasei Chemical Co., Ltd.	2,000	2,849
Nippon Kayaku Co., Ltd.	5,000	71,774
Nippon Kinzoku Co., Ltd.*	3,000	4,670
Nippon Koei Co., Ltd.	4,000	17,336
Nippon Konpo Unyu Soko Co., Ltd.	3,000	52,434
Nippon Koshuha Steel Co., Ltd.*	5,000	6,155
Nippon Kucho Service Co., Ltd.	300	2,771
Nippon Light Metal Holdings Co., Ltd.	29,000	44,550
Nippon Meat Packers, Inc.	8,000	114,350
Nippon Paint Co., Ltd.	7,000	111,593
Nippon Paper Industries Co., Ltd.	4,600	72,537
Nippon Parking Development Co., Ltd.	130	10,356
Nippon Pillar Packing Co., Ltd.	1,000	7,335
Nippon Piston Ring Co., Ltd.	4,000	7,366
Nippon Road Co., Ltd.	4,000	24,009
Nippon Seisen Co., Ltd.	1,000	4,883
Nippon Sharyo Ltd.	4,000	23,643
Nippon Sheet Glass Co., Ltd.*	38,000	48,711
Nippon Shinyaku Co., Ltd.	3,000	51,640
Nippon Shokubai Co., Ltd.	8,000	92,619
Nippon Signal Co., Ltd.	2,800	21,421
Nippon Soda Co., Ltd.	7,000	41,518
Nippon Steel & Sumitomo Metal Corp.	406,340	1,376,583
Nippon Steel Trading Co., Ltd.	2,000	6,918
Nippon Suisan Kaisha Ltd.*	16,000	34,346
Nippon Synthetic Chemical Industry Co., Ltd.	3,000	28,567
Nippon Systemware Co., Ltd.	400	1,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Telegraph & Telephone Corp.	37,310	$1,928,224
Nippon Television Holdings, Inc.	6,700	123,987
Nippon Thompson Co., Ltd.	4,000	22,666
Nippon Valqua Industries Ltd.	5,000	13,989
Nippon Yakin Kogyo Co., Ltd.*	6,500	23,938
Nippon Yusen KK	66,000	208,149
Nipro Corp.	4,800	46,196
Nishimatsu Construction Co., Ltd.	18,000	52,190
Nishimatsuya Chain Co., Ltd.	2,600	20,870
Nishi-Nippon City Bank Ltd.	37,000	100,504
Nissan Chemical Industries Ltd.	5,300	79,639
Nissan Motor Co., Ltd.	113,520	1,136,413
Nissan Shatai Co., Ltd.	4,000	69,546
Nissan Tokyo Sales Holdings Co., Ltd.	1,000	3,093
Nissei Build Kogyo Co., Ltd.	4,000	7,895
Nissei Plastic Industrial Co., Ltd.	1,000	6,826
Nissen Holdings Co., Ltd.	2,400	7,911
Nissha Printing Co., Ltd.*	2,200	36,818
Nisshin Fudosan Co., Ltd.	700	4,885
Nisshin Oillio Group Ltd.	6,000	20,815
Nisshin Seifun Group, Inc.	11,550	116,328
Nisshin Steel Holdings Co., Ltd.	5,004	66,180
Nisshinbo Holdings, Inc.	8,000	65,843
Nissin Corp.	4,000	11,435
Nissin Electric Co., Ltd.	2,000	10,723
Nissin Foods Holdings Co., Ltd.	3,200	131,197
Nissin Kogyo Co., Ltd.	2,100	39,780
Nissui Pharmaceutical Co., Ltd.	500	5,758
Nitori Holdings Co., Ltd.	1,850	169,388
Nitta Corp.	1,100	23,434
Nittetsu Mining Co., Ltd.	3,000	16,725
Nitto Boseki Co., Ltd.	10,000	42,118
Nitto Denko Corp.	7,620	495,364
Nitto Fuji Flour Milling Co., Ltd.	1,000	3,093
Nitto Kogyo Corp.	1,800	29,977
Nitto Kohki Co., Ltd.	700	13,118
Nitto Seiko Co., Ltd.	1,000	3,540
Nitto Seimo Co., Ltd.	1,000	1,343
Nittoc Construction Co., Ltd.	750	3,174
NKSJ Holdings, Inc.	19,050	488,581
NOF Corp.	11,000	70,614
Nohmi Bosai Ltd.	1,000	8,383
NOK Corp.	5,000	77,725
Nomura Co., Ltd.	2,000	19,777
Nomura Holdings, Inc.	183,200	1,425,790
Nomura Real Estate Holdings, Inc.	3,700	90,905
Nomura Research Institute Ltd.	4,300	149,173
Noritake Co., Ltd.	6,000	15,932
Noritsu Koki Co., Ltd.	1,100	7,341
Noritz Corp.	2,300	49,489
North Pacific Bank Ltd.	18,400	77,310
NS Solutions Corp.	1,000	19,655
NS United Kaiun Kaisha Ltd.*	4,000	10,621
NSD Co., Ltd.	2,300	25,809
NSK Ltd.	18,000	183,305
NTN Corp.*	23,000	103,423
NTT Data Corp.	5,900	198,377
NTT DOCOMO, Inc.	74,100	1,200,134
NTT Urban Development Corp.	6,200	81,178
Obara Group, Inc.	800	19,761
Obayashi Corp.	27,000	160,964
Obayashi Road Corp.	1,000	5,545
OBIC Business Consultants Ltd.	600	21,761
Obic Co., Ltd.	2,000	64,398
Odakyu Electric Railway Co., Ltd.	28,000	277,735
Oenon Holdings, Inc.	3,000	7,630
Ogaki Kyoritsu Bank Ltd.	16,000	46,065
Ohara, Inc.	400	2,588
Ohashi Technica, Inc.	600	5,005
OIE Sangyo Co., Ltd.	300	2,494
Oiles Corp.	1,300	29,797
Oita Bank Ltd.	7,000	23,002
OIZUMI Corp.	400	5,412
Oji Holdings Corp.	45,000	210,591
Okabe Co., Ltd.	2,700	32,935
Okamoto Industries, Inc.	4,000	12,656
Okamura Corp.	4,000	27,468
Okasan Securities Group, Inc.	6,000	55,120
Okaya Electric Industries Co., Ltd.	600	2,081
OKI Electric Cable Co., Ltd.	1,000	1,872
Oki Electric Industry Co., Ltd.*	36,000	67,755
Okinawa Electric Power Co., Inc.	700	24,142
OKK Corp.	4,000	6,796
OKUMA Corp.	5,000	43,339
Okumura Corp.	13,000	56,341
Okura Industrial Co., Ltd.	3,000	11,842
Okuwa Co., Ltd.	1,000	9,238
Olympic Group Corp.	800	6,015
Olympus Corp.*	10,300	312,578
Omron Corp.	8,900	320,978
Ono Pharmaceutical Co., Ltd.	4,800	294,461
ONO Sokki Co., Ltd.	1,000	4,497
Onoken Co., Ltd.	1,000	12,300
Onward Holdings Co., Ltd.	8,000	70,319
Optex Co., Ltd.	800	12,054
Oracle Corp. Japan	1,900	70,746
Organo Corp.	2,000	10,092
Orient Corp.*	16,500	45,323
Oriental Land Co., Ltd.	2,800	462,038
Origin Electric Co., Ltd.	1,000	3,398
ORIX Corp.	49,900	809,711
Osaka Gas Co., Ltd.	86,000	365,715
Osaka Steel Co., Ltd.	800	15,740
OSAKA Titanium Technologies Co.	1,100	23,557
Osaki Electric Co., Ltd.	1,000	6,155
OSG Corp.	2,200	38,384
Otsuka Corp.	900	114,635
Otsuka Holdings Co., Ltd.	18,300	529,852
Oyo Corp.	1,200	21,315
P.S. Mitsubishi Construction Co., Ltd.	800	3,964
Pacific Industrial Co., Ltd.	2,000	14,792
Pacific Metals Co., Ltd.	9,000	36,899
Pack Corp.	900	16,444
Pal Co., Ltd.	700	17,490
Paltac Corp.	1,050	14,464
PanaHome Corp.	4,000	26,288
Panasonic Corp.	104,285	1,005,770
Panasonic Industrial Devices SUNX Co., Ltd.	1,000	4,334
Panasonic Information Systems	200	4,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Paramount Bed Holdings Co., Ltd.	900	$28,155
Parco Co., Ltd.	500	5,026
Paris Miki Holdings, Inc.	1,500	7,340
Park24 Co., Ltd.	2,100	37,281
Pasco Corp.	1,000	4,161
Pasona Group, Inc.	10	8,831
Pegasus Sewing Machine Manufacturing Co., Ltd.	1,200	4,822
Penta-Ocean Construction Co., Ltd.	17,000	47,388
PGM Holdings KK	3,000	29,391
PIA Corp.	300	5,381
Pigeon Corp.	1,600	78,458
Pilot Corp.	1,000	37,693
Piolax, Inc.	500	15,642
Pioneer Corp.*	17,600	30,260
Pixela Corp.*	500	727
Plenus Co., Ltd.	1,500	28,857
Pocket Card Co., Ltd.	1,100	9,389
Pola Orbis Holdings, Inc.	1,100	39,392
Poplar Co., Ltd.	300	1,731
Press Kogyo Co., Ltd.	5,000	22,026
Prima Meat Packers Ltd.	7,000	14,670
Pronexus, Inc.	1,300	7,988
Raito Kogyo Co., Ltd.	2,900	22,865
Rasa Corp.	500	2,279
Rasa Industries Ltd.*	4,000	9,889
Renaissance, Inc.	500	3,912
Renesas Electronics Corp.*	3,200	15,236
Rengo Co., Ltd.	10,000	55,038
Renown, Inc.*	2,500	3,408
Resona Holdings, Inc.	92,600	472,915
Resort Solution Co., Ltd.	1,000	2,350
Resorttrust, Inc.	1,900	68,040
Rheon Automatic Machinery Co., Ltd.	1,000	2,564
Rhythm Watch Co., Ltd.	6,000	8,973
Ricoh Co., Ltd.	26,000	299,161
Ricoh Leasing Co., Ltd.	800	22,308
Right On Co., Ltd.	900	8,515
Riken Corp.	4,000	16,969
Riken Keiki Co., Ltd.	1,000	7,966
Riken Technos Corp.	2,000	8,444
Ringer Hut Co., Ltd.	900	12,892
Rinnai Corp.	1,200	88,875
Riso Kagaku Corp.	900	21,013
Riso Kyoiku Co., Ltd.	1,300	10,184
Rock Field Co., Ltd.	600	11,866
Rohm Co., Ltd.	4,300	176,296
Rohto Pharmaceutical Co., Ltd.	5,000	70,451
Roland Corp.	1,100	11,471
Roland DG Corp.	500	13,546
Round One Corp.	3,300	19,036
Royal Holdings Co., Ltd.	1,800	28,604
Ryobi Ltd.	7,000	31,405
Ryoden Trading Co., Ltd.	1,000	6,918
Ryohin Keikaku Co., Ltd.	1,000	90,239
Ryosan Co., Ltd.	1,900	34,658
Ryoyo Electro Corp.	1,600	14,406
S Foods, Inc.	500	4,593
S.T. Corp.	600	6,104
Sagami Chain Co., Ltd.	1,000	9,004
Saibu Gas Co., Ltd.	13,000	31,609
Saizeriya Co., Ltd.	1,600	21,438
Sakai Chemical Industry Co., Ltd.	4,000	14,365
Sakai Heavy Industries Ltd.	2,000	8,159
Sakai Moving Service Co., Ltd.	200	5,844
Sakai Ovex Co., Ltd.	3,000	4,517
Sakata INX Corp.	2,000	18,109
Sakata Seed Corp.	2,000	27,550
Sakurada Co., Ltd.(b)*†	6,000	—
Sala Corp.	1,000	5,321
San Holdings, Inc.	200	2,834
San-A Co., Ltd.	800	22,504
San-Ai Oil Co., Ltd.	2,000	8,647
Sanden Corp.	7,000	31,548
Sangetsu Co., Ltd.	2,100	55,398
San-In Godo Bank Ltd.	7,000	54,265
Sanix, Inc.*	1,800	23,147
Sanken Electric Co., Ltd.	7,000	35,678
Sanki Engineering Co., Ltd.	3,000	18,404
Sanko Metal Industrial Co., Ltd.	1,000	2,910
Sankyo Co., Ltd.	2,200	107,320
Sankyo Seiko Co., Ltd.	2,000	6,959
Sankyo Tateyama, Inc.	1,700	37,564
Sankyu, Inc.	15,000	49,443
Sanoh Industrial Co., Ltd.	1,400	10,283
Sanrio Co., Ltd.	2,000	122,692
Sanritsu Corp.	300	1,621
Sanshin Electronics Co., Ltd.	1,500	9,309
Sansui Electric Co., Ltd.(b)*†	68,000	—
Santen Pharmaceutical Co., Ltd.	3,000	145,430
Sanwa Holdings Corp.	12,000	73,005
Sanyo Chemical Industries Ltd.	3,000	20,632
Sanyo Housing Nagoya Co., Ltd.	1,000	11,445
Sanyo Industries Ltd.	1,000	1,994
Sanyo Shokai Ltd.	6,000	15,565
Sanyo Special Steel Co., Ltd.	6,000	31,192
Sapporo Holdings Ltd.	19,000	82,344
Sasebo Heavy Industries Co., Ltd.*	8,000	8,220
Sata Construction Co., Ltd.	4,000	5,250
Sato Holdings Corp.	1,200	24,477
Sato Shoji Corp.	1,000	5,982
Satori Electric Co., Ltd.	900	5,082
Sawai Pharmaceutical Co., Ltd.	800	56,076
SAXA Holdings, Inc.	3,000	4,822
SBI Holdings, Inc.	11,260	145,024
Schott Moritex Corp.*	200	578
Scroll Corp.	1,700	4,877
SCSK Corp.	2,232	53,589
Secom Co., Ltd.	9,900	618,404
Sega Sammy Holdings, Inc.	8,900	256,148
Seibu Electric Industry Co., Ltd.	1,000	4,273
Seika Corp.	4,000	9,848
Seikagaku Corp.	2,400	32,400
Seikitokyu Kogyo Co., Ltd.*	3,000	4,090
Seiko Epson Corp.	6,800	111,171
Seiko Holdings Corp.	6,000	25,515
Seino Holdings Co., Ltd.	9,000	91,561
Seiren Co., Ltd.	3,200	21,682
Sekisui Chemical Co., Ltd.	18,000	182,756
Sekisui House Ltd.	29,000	388,850
Sekisui Jushi Corp.	1,000	14,467
Sekisui Plastics Co., Ltd.	2,000	5,616
Senko Co., Ltd.	4,000	20,103
Senshu Ikeda Holdings, Inc.	6,880	35,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Senshukai Co., Ltd.	2,200	$19,785
Seven & I Holdings Co., Ltd.	37,600	1,369,429
Seven Bank Ltd.	26,000	86,759
Sharp Corp.*	50,000	183,122
Shibaura Mechatronics Corp.*	2,000	5,005
Shibusawa Warehouse Co., Ltd.	3,000	14,039
Shibuya Kogyo Co., Ltd.	700	14,820
Shiga Bank Ltd.	11,000	62,333
Shikibo Ltd.	7,000	9,044
Shikoku Bank Ltd.	8,000	18,394
Shikoku Chemicals Corp.	1,000	8,434
Shikoku Electric Power Co., Inc.*	7,600	128,890
Shima Seiki Manufacturing Ltd.	1,600	35,127
Shimachu Co., Ltd.	2,300	56,953
Shimadzu Corp.	12,000	113,536
Shimamura Co., Ltd.	800	79,516
Shimano, Inc.	3,500	312,274
Shimizu Bank Ltd.	400	11,683
Shimizu Corp.	33,000	160,812
Shimojima Co., Ltd.	800	8,220
Shin Nippon Air Technologies Co., Ltd.	900	5,658
Shin Nippon Biomedical Laboratories Ltd.*	700	9,927
Shinagawa Refractories Co., Ltd.	3,000	6,776
Shindengen Electric Manufacturing Co., Ltd.	4,000	29,096
Shin-Etsu Chemical Co., Ltd.	16,700	1,019,380
Shin-Etsu Polymer Co., Ltd.	2,500	8,647
Shingakukai Co., Ltd.	600	2,344
Shinkawa Ltd.	900	6,006
Shin-Keisei Electric Railway Co., Ltd.	1,000	3,968
Shinko Electric Industries Co., Ltd.	3,100	32,421
Shinko Plantech Co., Ltd.	2,600	21,690
Shinko Shoji Co., Ltd.	1,100	9,400
Shinmaywa Industries Ltd.	5,000	38,863
Shinnihon Corp.	1,600	5,225
Shinsei Bank Ltd.	79,000	191,281
Shinsho Corp.	3,000	6,440
Shinwa Co., Ltd.	600	6,757
Shinyei Kaisha*	1,000	2,665
Shionogi & Co., Ltd.	13,700	287,255
Ship Healthcare Holdings, Inc.	1,500	58,370
Shiroki Corp.	2,000	4,517
Shiseido Co., Ltd.	17,400	312,260
Shizuoka Bank Ltd.	23,000	261,132
Shizuoka Gas Co., Ltd.	3,000	20,388
Sho-Bond Holdings Co., Ltd.	900	40,882
Shobunsha Publications, Inc.	700	4,323
Shochiku Co., Ltd.	4,000	39,147
Shoko Co., Ltd.	4,000	6,226
Showa Corp.	2,600	34,862
Showa Denko KK	41,000	55,476
Showa Sangyo Co., Ltd.	5,000	15,464
Showa Shell Sekiyu KK	9,300	103,885
Shuei Yobiko Co., Ltd.	200	700
Siix Corp.	700	9,194
Sinanen Co., Ltd.	2,000	7,793
Sinfonia Technology Co., Ltd.	7,000	12,462
Sintokogio Ltd.	2,600	19,494
SK Japan Co., Ltd.	200	578
SKY Perfect JSAT Holdings, Inc.	9,000	46,788
SMC Corp.	29,600	7,028,476
SMK Corp.	3,000	13,643
SNT Corp.	1,200	4,554
Soda Nikka Co., Ltd.	1,000	4,181
Softbank Corp.	42,806	2,956,943
Softbank Technology Corp.	200	3,270
Softbrain Co., Ltd.*	2,000	2,747
Sogo Medical Co., Ltd.	200	7,661
Sohgo Security Services Co., Ltd.	4,700	93,861
Sojitz Corp.	49,100	95,907
Sony Corp.	56,700	1,210,200
Sony Financial Holdings, Inc.	7,300	133,531
Soshin Electric Co., Ltd.	600	2,106
Sotetsu Holdings, Inc.	5,000	19,177
SPK Corp.	200	3,689
Square Enix Holdings Co., Ltd.	4,000	63,279
SRA Holdings, Inc.	600	6,812
St. Marc Holdings Co., Ltd.	400	20,184
Stanley Electric Co., Ltd.	6,700	142,118
Star Micronics Co., Ltd.	2,300	22,510
Start Today Co., Ltd.	2,900	81,576
Starzen Co., Ltd.	4,000	11,232
Stella Chemifa Corp.	500	7,910
Studio Alice Co., Ltd.	500	6,552
Sugi Holdings Co., Ltd.	1,000	42,830
Sugimoto & Co., Ltd.	600	5,481
Sumco Corp.	4,600	37,298
Sumida Corp.	700	3,304
Sumikin Bussan Corp.†	5,000	19,228
Suminoe Textile Co., Ltd.	3,000	7,691
Sumiseki Holdings, Inc.*	3,800	6,533
Sumitomo Bakelite Co., Ltd.	12,000	43,339
Sumitomo Chemical Co., Ltd.	58,000	220,683
Sumitomo Corp.	50,580	680,266
Sumitomo Densetsu Co., Ltd.	900	12,242
Sumitomo Electric Industries Ltd.	31,500	455,700
Sumitomo Forestry Co., Ltd.	4,800	51,958
Sumitomo Heavy Industries Ltd.	29,000	131,584
Sumitomo Light Metal Industries Ltd.†	21,000	24,615
Sumitomo Metal Mining Co., Ltd.	24,000	338,410
Sumitomo Mitsui Construction Co., Ltd.*	7,600	9,587
Sumitomo Mitsui Financial Group, Inc.	66,650	3,217,399
Sumitomo Mitsui Trust Holdings, Inc.	169,410	835,890
Sumitomo Osaka Cement Co., Ltd.	20,000	80,370
Sumitomo Precision Products Co., Ltd.	2,000	8,790
Sumitomo Real Estate Sales Co., Ltd.	880	28,917
Sumitomo Realty & Development Co., Ltd.	21,000	994,506
Sumitomo Rubber Industries Ltd.	6,500	99,919
Sumitomo Seika Chemicals Co., Ltd.	2,000	11,944
Sumitomo Warehouse Co., Ltd. .	9,000	55,852
Sun Frontier Fudousan Co., Ltd.	1,000	12,849
Sundrug Co., Ltd.	900	44,865
Sun-Wa Technos Corp.	600	5,872
Suruga Bank Ltd.	10,000	171,626
Suzuden Corp.	300	1,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Suzuken Co., Ltd.	2,900	$95,295
Suzuki Motor Corp.	18,000	430,703
SWCC Showa Holdings Co., Ltd.*	15,000	18,465
Sysmex Corp.	3,100	197,426
Systena Corp.	1,000	7,681
T Hasegawa Co., Ltd.	1,600	23,375
T&D Holdings, Inc.	29,700	366,812
T.RAD Co., Ltd.	4,000	13,022
Tac Co., Ltd.*	700	1,481
Tachibana Eletech Co., Ltd.	700	7,506
Tachi-S Co., Ltd.	1,600	24,205
Tact Home Co., Ltd.	10	22,076
Tadano Ltd.	5,000	63,940
Taihei Dengyo Kaisha Ltd.	1,000	7,305
Taihei Kogyo Co., Ltd.	2,000	7,834
Taiheiyo Cement Corp.	47,000	204,649
Taiheiyo Kouhatsu, Inc.	4,000	4,883
Taiho Kogyo Co., Ltd.	800	10,393
Taikisha Ltd.	2,100	50,035
Taiko Pharmaceutical Co., Ltd.	400	6,723
Taisei Corp.	45,000	221,120
Taisei Lamick Co., Ltd.	300	7,465
Taisho Pharmaceutical Holdings Co., Ltd.	2,000	131,645
Taiyo Holdings Co., Ltd.	900	27,926
Taiyo Nippon Sanso Corp.	13,000	87,024
Taiyo Yuden Co., Ltd.	4,700	61,060
Takachiho Koheki Co., Ltd.	500	4,832
Takada Kiko Co., Ltd.	1,000	2,340
Takamatsu Construction Group Co., Ltd.	1,000	17,997
Takano Co., Ltd.	400	1,904
Takaoka Toko Holdings Co., Ltd.	400	6,946
Taka-Q Co., Ltd.	500	1,689
Takara Holdings, Inc.	6,000	54,631
Takara Leben Co., Ltd.	4,400	15,040
Takara Printing Co., Ltd.	700	4,964
Takara Standard Co., Ltd.	5,000	40,236
Takasago International Corp.	4,000	20,876
Takasago Thermal Engineering Co., Ltd.	3,900	33,051
Takashima & Co., Ltd.	2,000	5,779
Takashimaya Co., Ltd.	13,000	121,542
Takata Corp.	1,900	47,744
Take And Give Needs Co., Ltd.	600	14,210
Takeda Pharmaceutical Co., Ltd.	35,600	1,678,682
Takihyo Co., Ltd.	1,000	4,253
Takiron Co., Ltd.	3,000	12,880
Takuma Co., Ltd.	4,000	37,723
Tamron Co., Ltd.	1,200	26,443
Tamura Corp.	3,000	7,783
Tanaka Co., Ltd.	300	1,776
Tanseisha Co., Ltd.	1,000	6,826
TASAKI & Co., Ltd.*	200	1,021
Tatsuta Electric Wire and Cable Co., Ltd.	2,000	15,260
Taya Co., Ltd.	200	1,565
Tayca Corp.	2,000	6,552
TBK Co., Ltd.	1,000	5,585
TDC Software Engineering, Inc.	200	1,607
TDK Corp.	4,600	180,172
Teac Corp.*	6,000	3,846
Tecmo Koei Holdings Co., Ltd.	2,400	25,857
Teijin Ltd.	27,000	62,078
Teikoku Electric Manufacturing Co., Ltd.	400	8,086
Teikoku Sen-I Co., Ltd.	1,000	8,658
Teikoku Tsushin Kogyo Co., Ltd.	2,000	3,601
Tekken Corp.*	8,000	25,393
Temp Holdings Co., Ltd.	1,700	42,857
Ten Allied Co., Ltd.*	800	2,637
Tenma Corp.	1,100	14,962
Terumo Corp.	7,100	363,325
T-Gaia Corp.	2,000	20,632
THK Co., Ltd.	5,300	117,221
Tigers Polymer Corp.	600	2,527
Titan Kogyo KK	1,000	3,459
TKC Corp.	900	15,520
Toa Corp.*	11,000	24,060
TOA Corp.	1,000	8,393
Toa Road Corp.	2,000	9,705
Toabo Corp.	4,000	3,093
Toagosei Co., Ltd.	13,000	57,795
Tobishima Corp.*	8,000	13,673
Tobu Railway Co., Ltd.	47,000	247,683
Tobu Store Co., Ltd.	1,000	2,645
TOC Co., Ltd.	4,700	39,639
Tocalo Co., Ltd.	600	8,930
Tochigi Bank Ltd.	6,000	23,012
Toda Corp.	14,000	47,856
Toda Kogyo Corp.	1,000	3,194
Toei Co., Ltd.	5,000	30,164
Toenec Corp.	1,000	5,951
Toho Bank Ltd.	10,000	30,724
Toho Co., Ltd.	5,400	112,400
TOHO Co., Ltd.	2,000	7,182
Toho Gas Co., Ltd.	11,000	57,521
Toho Holdings Co., Ltd.	3,700	67,379
Toho Titanium Co., Ltd.	2,100	17,433
Toho Zinc Co., Ltd.	7,000	22,504
Tohoku Bank Ltd.	6,000	8,973
Tohoku Electric Power Co., Inc.*	21,400	262,561
Tohto Suisan Co., Ltd.	2,000	4,639
Tokai Carbon Co., Ltd.	12,000	41,508
TOKAI Holdings Corp.	2,000	7,101
Tokai Rika Co., Ltd.	2,900	61,248
Tokai Rubber Industries Ltd.	2,000	19,431
Tokai Senko KK	1,000	1,221
Tokai Tokyo Financial Holdings, Inc.	9,600	79,988
Token Corp.	520	28,779
Tokio Marine Holdings, Inc.	33,800	1,102,080
Toko, Inc.*	5,000	17,956
Tokushu Tokai Paper Co., Ltd.	8,000	16,766
Tokuyama Corp.	11,000	42,861
Tokyo Broadcasting System Holdings, Inc.	3,700	50,177
Tokyo Dome Corp.	9,000	70,227
Tokyo Electric Power Co., Inc.*	79,000	491,063
Tokyo Electron Ltd.	7,200	385,289
Tokyo Energy & Systems, Inc.	1,000	5,351
Tokyo Gas Co., Ltd.	107,000	585,645
Tokyo Individualized Educational Institute, Inc.	900	1,969
Tokyo Keiki, Inc.	4,000	11,842
Tokyo Kikai Seisakusho Ltd.*	3,000	4,212
Tokyo Ohka Kogyo Co., Ltd.	2,300	51,010

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tokyo Rakutenchi Co., Ltd.	2,000	$10,336
Tokyo Rope Manufacturing Co., Ltd.*	8,000	14,080
Tokyo Sangyo Co., Ltd.	1,000	3,337
Tokyo Seimitsu Co., Ltd.	2,300	42,071
Tokyo Steel Manufacturing Co., Ltd.*	7,100	41,894
Tokyo Tatemono Co., Ltd.	17,000	155,308
Tokyo Tatemono Real Estate Sales Co., Ltd.	300	1,529
Tokyo Tekko Co., Ltd.	2,000	8,688
Tokyo Theatres Co., Inc.	4,000	6,918
Tokyo Tomin Bank Ltd.	2,300	26,441
Tokyotokeiba Co., Ltd.	8,000	38,659
Tokyu Community Corp.†	300	14,864
Tokyu Construction Co., Ltd.*	4,940	28,295
Tokyu Corp.	53,000	377,435
Tokyu Land Corp.†	18,000	186,327
Tokyu Livable, Inc.†	1,300	28,492
Toli Corp.	3,000	6,379
Tomato Bank Ltd.	4,000	7,244
Tomen Devices Corp.	100	1,670
Tomen Electronics Corp.	500	5,529
Tomoe Corp.	1,800	9,541
Tomoe Engineering Co., Ltd.	400	6,926
Tomoegawa Co., Ltd.	2,000	3,581
Tomoku Co., Ltd.	4,000	12,371
TOMONY Holdings, Inc.	9,400	36,913
Tomy Co., Ltd.	3,700	17,052
Tonami Holdings Co., Ltd.	2,000	4,293
TonenGeneral Sekiyu KK	12,000	110,728
Top Culture Co., Ltd.	400	2,018
Topcon Corp.	2,800	43,412
Toppan Forms Co., Ltd.	2,600	25,340
Toppan Printing Co., Ltd.	27,000	217,275
Topre Corp.	2,500	32,097
Topy Industries Ltd.	10,000	22,076
Toray Industries, Inc.	75,000	492,141
Torigoe Co., Ltd.	1,200	7,825
Torii Pharmaceutical Co., Ltd.	800	21,486
Torishima Pump Manufacturing Co., Ltd.	1,500	14,696
Tose Co., Ltd.	300	2,173
Toshiba Corp.	181,000	810,214
Toshiba Machine Co., Ltd.	7,000	36,106
Toshiba Plant Systems & Services Corp.	2,000	33,104
Toshiba TEC Corp.	7,000	43,013
Tosho Printing Co., Ltd.	1,000	2,716
Tosoh Corp.	20,000	82,202
Totetsu Kogyo Co., Ltd.	1,000	22,392
TOTO Ltd.	13,000	181,718
Totoku Electric Co., Ltd.*	1,000	1,323
Tottori Bank Ltd.	3,000	5,707
Touei Housing Corp.	900	21,123
Toukei Computer Co., Ltd.	200	2,849
Tow Co., Ltd.	300	1,770
Towa Bank Ltd.	13,000	12,035
Towa Corp.	1,200	6,739
Towa Pharmaceutical Co., Ltd.	600	29,757
Toyo Construction Co., Ltd.	3,600	11,610
Toyo Corp.	1,600	20,152
Toyo Electric Manufacturing Co., Ltd.	2,000	6,898
Toyo Engineering Corp.	8,000	34,590
Toyo Ink SC Holdings Co., Ltd.	11,000	57,073
Toyo Kanetsu KK	6,000	17,946
Toyo Kohan Co., Ltd.	3,000	11,476
Toyo Logistics Co., Ltd.	1,000	2,767
Toyo Machinery & Metal Co., Ltd.	1,000	3,886
Toyo Securities Co., Ltd.	4,000	14,406
Toyo Seikan Kaisha Ltd.	7,600	148,760
Toyo Shutter Co., Ltd.	200	1,249
Toyo Sugar Refining Co., Ltd.	2,000	2,177
Toyo Suisan Kaisha Ltd.	5,000	146,396
Toyo Tanso Co., Ltd.	700	13,032
Toyo Tire & Rubber Co., Ltd.	10,000	60,125
Toyo Wharf & Warehouse Co., Ltd.	3,000	9,004
Toyobo Co., Ltd.	40,000	76,504
Toyoda Gosei Co., Ltd.	2,400	58,990
Toyota Boshoku Corp.	1,800	24,044
Toyota Industries Corp.	8,400	361,483
Toyota Motor Corp.	260,140	16,593,701
Toyota Tsusho Corp.	9,300	242,588
TPR Co., Ltd.	1,500	27,529
Transcosmos, Inc.	1,600	28,030
Trend Micro, Inc.	3,000	111,552
Trusco Nakayama Corp.	1,500	30,642
TS Tech Co., Ltd.	2,300	90,320
TSI Holdings Co., Ltd.	4,825	32,545
Tsubakimoto Chain Co.	6,000	41,752
Tsubakimoto Kogyo Co., Ltd.	1,000	2,757
Tsudakoma Corp.*	3,000	5,677
Tsugami Corp.	3,000	14,772
Tsukamoto Corp. Co., Ltd.	2,000	3,866
Tsukishima Kikai Co., Ltd.	2,000	21,079
Tsukuba Bank Ltd.	5,400	19,503
Tsumura & Co.	2,700	79,054
Tsuruha Holdings, Inc.	400	35,241
Tsutsumi Jewelry Co., Ltd.	500	13,083
TV Asahi Corp.	3,000	69,586
Tv Tokyo Holdings Corp.	500	8,790
TYK Corp.	1,000	2,574
Ube Industries Ltd.	45,000	84,694
Uchida Yoko Co., Ltd.	2,000	5,656
Ueki Corp.	1,000	2,086
UKC Holdings Corp.	700	13,111
Ulvac, Inc.*	2,200	20,099
Unicafe, Inc.	300	1,648
Unicharm Corp.	4,900	285,640
Uniden Corp.	3,000	7,020
Union Tool Co.	800	17,002
Unipres Corp.	1,600	33,841
United Arrows Ltd.	1,100	46,218
Unitika Ltd.*	29,000	17,407
UNY Group Holdings Co., Ltd.	7,900	50,874
U-Shin Ltd.	1,400	10,426
Ushio, Inc.	6,300	77,873
USS Co., Ltd.	9,100	131,554
Utoc Corp.	900	2,976
Valor Co., Ltd.	2,400	36,307
Vital KSK Holdings, Inc.	2,300	17,432
Wacoal Holdings Corp.	6,000	63,849
Wacom Co., Ltd.	8,000	76,423
Wakachiku Construction Co., Ltd.*	7,000	9,187

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wakamoto Pharmaceutical Co., Ltd.*	1,000	$2,808
Warabeya Nichiyo Co., Ltd.	700	12,384
Watabe Wedding Corp.	300	2,246
WATAMI Co., Ltd.	1,400	23,529
Weathernews, Inc.	300	7,007
West Japan Railway Co.	7,300	312,290
Wood One Co., Ltd.	2,000	5,779
Xebio Co., Ltd.	1,400	31,534
Y.A.C. Co., Ltd.	500	2,813
Yachiyo Bank Ltd.	600	17,983
Yahagi Construction Co., Ltd.	1,700	9,080
Yahoo! Japan Corp.	63,900	362,097
Yaizu Suisankagaku Industry Co., Ltd.	600	5,329
Yakult Honsha Co., Ltd.	6,200	310,016
YAMABIKO Corp.	500	14,055
Yamada Denki Co., Ltd.	36,800	108,571
Yamada SxL Home Co., Ltd.*	6,000	9,278
Yamagata Bank Ltd.	7,000	30,978
Yamaguchi Financial Group, Inc.	5,000	49,036
Yamaha Corp.	7,600	108,246
Yamaha Motor Co., Ltd.	12,700	185,277
Yamaichi Electronics Co., Ltd.* .	1,200	3,052
Yamanashi Chuo Bank Ltd.	7,000	29,055
Yamashita Medical Instruments Co., Ltd.	100	1,704
Yamatane Corp.	6,000	11,720
Yamato Corp.	1,000	3,662
Yamato Holdings Co., Ltd.	16,500	371,311
Yamato International, Inc.	700	3,133
Yamato Kogyo Co., Ltd.	1,300	48,141
Yamaura Corp.	500	1,521
Yamaya Corp.	110	1,670
Yamazaki Baking Co., Ltd.	6,000	64,703
Yamazawa Co., Ltd.	300	4,606
Yamazen Corp.	4,700	30,458
Yaoko Co., Ltd.	500	18,134
Yaskawa Electric Corp.	9,000	126,263
Yasuda Warehouse Co., Ltd.	1,000	12,127
Yellow Hat Ltd.	1,100	20,580
Yodogawa Steel Works Ltd.	9,000	39,646
Yokogawa Bridge Holdings Corp.	2,000	28,465
Yokogawa Electric Corp.	7,200	102,402
Yokohama Reito Co., Ltd.	2,600	21,399
Yokohama Rubber Co., Ltd.	10,000	98,479
Yokowo Co., Ltd.	1,000	5,392
Yomeishu Seizo Co., Ltd.	1,000	8,271
Yomiuri Land Co., Ltd.	2,000	18,516
Yondenko Corp.	1,000	3,601
Yondoshi Holdings, Inc.	900	12,452
Yonekyu Corp.	1,000	7,844
Yorozu Corp.	700	13,880
Yoshinoya Holdings Co., Ltd.	3,000	35,098
Yuasa Trading Co., Ltd.	12,000	24,172
Yuken Kogyo Co., Ltd.	2,000	4,741
Yurtec Corp.	2,000	6,531
Yusen Logistics Co., Ltd.	900	9,861
Yushin Precision Equipment Co., Ltd.	600	11,164
Yushiro Chemical Industry Co., Ltd.	600	5,732
Zappallas, Inc.	10	7,233
Zenkoku Hosho Co. Ltd.	1,200	52,800
Zenrin Co., Ltd.	1,700	19,059
Zensho Holdings Co., Ltd.	4,600	53,303
Zeon Corp.	7,000	89,160
ZERIA Pharmaceutical Co., Ltd.	1,100	23,892
Zuken, Inc.	800	6,560

		188,563,757

Malaysia (0.5%)
Genting Bhd	1,098,500	3,504,955
Sime Darby Bhd	1,055,800	3,077,190

		6,582,145

Mexico (0.0%)
Fresnillo plc	9,383	147,800

Netherlands (3.3%)
ASML Holding N.V.	38,191	3,771,669
Heineken N.V.	90,092	6,385,343
ING Groep N.V. (CVA)*	414,856	4,686,898
Koninklijke Philips N.V.	97,333	3,137,862
Royal Dutch Shell plc (BATS Europe Exchange), Class A	139,995	4,617,383
Royal Dutch Shell plc (Euro Comp Exchange), Class A	209,749	6,927,078
Royal Dutch Shell plc, Class B	154,970	5,355,053
Unilever N.V. (CVA)	168,809	6,566,873

		41,448,159

New Zealand (0.0%)
Fletcher Building Ltd.	8,773	69,076
Telecom Corp. of New Zealand Ltd.	15,442	29,532

		98,608

Singapore (0.5%)
DBS Group Holdings Ltd.	129,702	1,697,586
Singapore Telecommunications Ltd. (CDI)	4,529	13,563
United Overseas Bank Ltd.	262,049	4,317,526

		6,028,675

Spain (3.7%)
Banco Bilbao Vizcaya Argentaria S.A.	1,537,881	17,185,114
Banco Santander S.A.	1,832,872	14,947,034
Iberdrola S.A.	558,255	3,243,736
Inditex S.A.	22,757	3,506,618
Repsol S.A.	85,329	2,115,389
Telefonica S.A.	427,062	6,649,912

		47,647,803

Sweden (1.9%)
Atlas Copco AB, Class A	266,581	7,806,579
Investor AB, Class B	172,703	5,240,183
Sandvik AB	302,988	4,186,493
Volvo AB, Class B	419,732	6,286,151

		23,519,406

Switzerland (5.1%)
ABB Ltd. (Registered)*	210,828	4,986,577
Cie Financiere Richemont S.A. (Registered)	76,967	7,710,743
Glencore Xstrata plc*	1,381,272	7,529,087
Holcim Ltd. (Registered)*	74,088	5,513,487
Nestle S.A. (Registered)	98,996	6,923,754
Novartis AG (Registered)	113,498	8,722,409
Roche Holding AG	39,150	10,558,617
Syngenta AG (Registered)	13,974	5,707,962
UBS AG (Registered)*	324,630	6,640,853

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wolseley plc	15,574	$806,052

		65,099,541

Taiwan (0.4%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	306,390	5,196,374

United Kingdom (14.1%)
Aberdeen Asset Management plc	54,586	334,566
Admiral Group plc	11,094	221,448
Aggreko plc	14,289	371,045
AMEC plc	16,541	287,598
Anglo American plc	154,213	3,789,769
Antofagasta plc	19,867	263,252
ARM Holdings plc	81,748	1,304,890
Associated British Foods plc	20,218	614,032
AstraZeneca plc	71,377	3,715,582
Aviva plc	170,872	1,097,647
Babcock International Group plc	17,137	331,807
BAE Systems plc	182,776	1,344,552
Barclays plc	739,638	3,179,097
BG Group plc	578,128	11,048,670
BHP Billiton plc	138,234	4,072,924
BP plc	1,091,952	7,656,173
British American Tobacco plc	217,388	11,530,968
British Land Co. plc (REIT)	57,094	533,780
British Sky Broadcasting Group plc	57,324	807,376
BT Group plc	454,186	2,517,605
Bunzl plc	19,773	428,301
Burberry Group plc	25,631	678,012
Capita plc	38,733	624,540
Carnival plc	10,672	361,778
Centrica plc	296,716	1,775,867
Compass Group plc	103,065	1,418,241
Croda International plc	7,173	308,308
Diageo plc	410,538	13,059,782
easyJet plc	12,132	251,006
G4S plc	77,958	320,942
GKN plc	93,683	518,689
GlaxoSmithKline plc	282,499	7,123,034
Hammerson plc (REIT)	39,298	318,734
Hargreaves Lansdown plc	13,216	209,568
HSBC Holdings plc	1,069,590	11,591,058
IMI plc	19,020	448,016
Imperial Tobacco Group plc	54,827	2,029,928
InterContinental Hotels Group plc	14,670	427,962
International Consolidated Airlines Group S.A.*	99,157	543,057
Intertek Group plc	9,376	501,660
ITV plc	213,779	606,690
J Sainsbury plc	83,239	527,568
Johnson Matthey plc	11,789	535,913
Kingfisher plc	135,961	849,394
Land Securities Group plc (REIT)	45,197	672,427
Legal & General Group plc	339,056	1,076,937
Lloyds Banking Group plc*	10,324,197	12,298,045
London Stock Exchange Group plc	6,673	166,041
Marks & Spencer Group plc	92,510	743,730
Meggitt plc	40,494	359,901
Melrose Industries plc	57,470	278,928
National Grid plc	209,358	2,475,881
Next plc	8,705	727,174
Old Mutual plc	278,821	846,795
Pearson plc	213,335	4,341,276
Persimmon plc*	15,779	277,415
Petrofac Ltd.	14,774	336,043
Prudential plc	148,285	2,763,074
Randgold Resources Ltd.	5,362	386,371
Reckitt Benckiser Group plc	81,420	5,957,850
Reed Elsevier plc	66,717	899,708
Resolution Ltd.	77,297	397,683
Rexam plc	46,333	361,241
Rio Tinto plc	71,607	3,504,400
Rolls-Royce Holdings plc*	548,149	9,867,870
Royal Bank of Scotland Group plc*	119,754	697,737
RSA Insurance Group plc	189,653	371,198
SABMiller plc	54,753	2,786,387
Sage Group plc	64,207	342,810
Schroders plc	7,268	303,096
Severn Trent plc	13,575	387,447
Smith & Nephew plc	51,046	637,142
Smiths Group plc	22,351	506,215
SSE plc	54,369	1,297,385
Standard Chartered plc	112,832	2,705,250
Standard Life plc	136,744	764,629
Tate & Lyle plc	23,963	285,716
Tesco plc	458,572	2,665,152
Travis Perkins plc	11,004	293,937
TUI Travel plc	32,227	191,837
Tullow Oil plc	52,841	875,974
Unilever plc	69,252	2,735,534
United Utilities Group plc	40,417	452,129
Vedanta Resources plc	4,548	79,665
Vodafone Group plc	2,796,417	9,778,578
Weir Group plc	12,612	475,729
Whitbread plc	10,688	512,855
William Hill plc	41,036	267,726
WM Morrison Supermarkets plc	126,013	571,207
WPP plc	72,157	1,483,550

		180,688,504

United States (0.6%)
Alacer Gold Corp. (CDI)	6,830	20,326
Boart Longyear Ltd.	30,700	12,458
Freeport-McMoRan Copper & Gold, Inc.	211,622	7,000,456
News Corp. (CDI), Class B*	2,956	48,590
ResMed, Inc. (CDI)	31,374	165,369
Sims Metal Management Ltd.*	6,032	53,684
Twenty-First Century Fox, Inc. (CDI), Class B	13,058	430,261

		7,731,144

Total Common Stocks (77.5%) (Cost $935,493,349)		990,603,037

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13*	1,521,669	207,918

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Rights	Value (Note 1)
United Kingdom (0.0%)
Barclays plc, expiring 10/2/13*	184,909	$241,724

Total Rights (0.0%) (Cost $—)		449,642

Total Investments (77.5%) (Cost $935,493,349)		991,052,679
Other Assets Less Liabilities (22.5%)		287,632,592

Net Assets (100%)		$1,278,685,271

*	Non-income producing.

†	Securities (totaling $343,010 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

REIT — Real Estate Investment Trust

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	8.7%
Consumer Staples	10.4
Energy	5.3
Financials	18.6
Health Care	6.8
Industrials	11.6
Information Technology	3.2
Materials	7.7
Telecommunication Services	3.1
Utilities	2.1
Cash and Other	22.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$4,631,509	$—	$788,711	$5,113,682	$184,343	$(163,640)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	2,878	December-13	$111,998,167	$112,093,931	$95,764
FTSE 100 Index	668	December-13	71,132,445	69,530,233	(1,602,212)
SPI 200 Index	228	December-13	27,845,225	27,773,458	(71,767)
TOPIX Index	552	December-13	66,039,868	67,192,431	1,152,563

					$(425,652)

At September 30, 2013 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation
European Union Euro vs. U.S. Dollar, expiring 12/13/13	Midland Bank plc	15,850	21,089	$21,446,746	$21,089,186	$357,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (b)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$111,235,254	$64,102	$111,299,356
Consumer Staples	—	133,053,883	—	133,053,883
Energy	—	67,418,396	—	67,418,396
Financials	8,050,683	229,115,243	214,819	237,380,745
Health Care	—	87,220,896	—	87,220,896
Industrials	—	148,542,867	34,092	148,576,959
Information Technology	5,196,374	35,458,681	—	40,655,055
Materials	11,018,227	87,571,314	29,997	98,619,538
Telecommunication Services	—	39,841,836	—	39,841,836
Utilities	—	26,536,373	—	26,536,373
Forward Currency Contracts	—	357,560	—	357,560
Futures	1,248,327	—	—	1,248,327
Rights
Financials	—	449,642	—	449,642

Total Assets	$25,513,611	$966,801,945	$343,010	$992,658,566

Liabilities:
Futures	$(1,673,979)	$—	$—	$(1,673,979)

Total Liabilities	$(1,673,979)	$—	$—	$(1,673,979)

Total	$23,839,632	$966,801,945	$343,010	$990,984,587

(a)	A security with a market value of $4,337,024 transferred from Level 2 to Level 1 since the beginning of the period due to the security no longer valued using fair value factors based on third party vendor modeling tools.

(b)	Securities with a market value of $295,509 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$95,216,773
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$213,809,447

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$161,629,564
Aggregate gross unrealized depreciation	(109,013,449)

Net unrealized appreciation	$52,616,115

Federal income tax cost of investments	$938,436,564

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.9%)
Auto Components (1.0%)
Johnson Controls, Inc.	13,786	$572,119

Automobiles (2.2%)
General Motors Co.*	33,382	1,200,750

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.	23,320	761,165

Household Durables (0.6%)
Newell Rubbermaid, Inc.	12,361	339,927

Media (8.8%)
Comcast Corp., Class A	20,376	919,976
Time Warner Cable, Inc.	11,022	1,230,055
Time Warner, Inc.	6,336	416,972
Twenty-First Century Fox, Inc., Class B	25,694	858,180
Viacom, Inc., Class B	17,439	1,457,552

		4,882,735

Multiline Retail (1.6%)
Kohl’s Corp.	8,591	444,584
Target Corp.	6,369	407,489

		852,073

Specialty Retail (0.3%)
Murphy USA, Inc.*	1,821	73,550
Staples, Inc.	7,676	112,454

		186,004

Total Consumer Discretionary		8,794,773

Consumer Staples (5.6%)
Food & Staples Retailing (1.4%)
CVS Caremark Corp.	14,151	803,069

Food Products (4.2%)
Archer-Daniels-Midland Co.	11,110	409,293
ConAgra Foods, Inc.	18,455	559,925
Mondelez International, Inc., Class A	15,820	497,064
Tyson Foods, Inc., Class A	13,328	376,916
Unilever N.V. (N.Y. Shares)	12,228	461,240

		2,304,438

Total Consumer Staples		3,107,507

Energy (14.7%)
Energy Equipment & Services (5.2%)
Halliburton Co.	25,317	1,219,013
Noble Corp.	6,684	252,455
Weatherford International Ltd.*	90,832	1,392,455

		2,863,923

Oil, Gas & Consumable Fuels (9.5%)
BP plc (ADR)	25,537	1,073,320
Chevron Corp.	5,648	686,232
Murphy Oil Corp.	12,393	747,546
Occidental Petroleum Corp.	7,520	703,421
QEP Resources, Inc.	21,405	592,704
Royal Dutch Shell plc (ADR), Class A	13,610	893,905
Suncor Energy, Inc.	16,321	583,965

		5,281,093

Total Energy		8,145,016

Financials (23.7%)
Capital Markets (5.5%)
Bank of New York Mellon Corp.	39,573	1,194,709
Goldman Sachs Group, Inc.	3,547	561,171
Morgan Stanley	31,393	846,041
State Street Corp.	6,620	435,265

		3,037,186

Commercial Banks (5.2%)
Fifth Third Bancorp	30,723	554,243
PNC Financial Services Group, Inc.	11,790	854,185
U.S. Bancorp/Minnesota	7,620	278,740
Wells Fargo & Co.	28,527	1,178,736

		2,865,904

Diversified Financial Services (8.7%)
Bank of America Corp.	64,848	894,903
Citigroup, Inc.	46,040	2,233,400
JPMorgan Chase & Co.	33,465	1,729,806

		4,858,109

Insurance (4.3%)
Aflac, Inc.	5,982	370,824
Allstate Corp.	21,103	1,066,756
MetLife, Inc.	15,143	710,964
Travelers Cos., Inc.	2,596	220,063

		2,368,607

Total Financials		13,129,806

Health Care (14.7%)
Health Care Providers & Services (4.4%)
Cardinal Health, Inc.	9,165	477,955
Express Scripts Holding Co.*	3,399	209,990
UnitedHealth Group, Inc.	15,626	1,118,978
WellPoint, Inc.	7,684	642,459

		2,449,382

Pharmaceuticals (10.3%)
Bristol-Myers Squibb Co.	18,303	847,063
GlaxoSmithKline plc (ADR)	10,610	532,304
Merck & Co., Inc.	25,357	1,207,247
Novartis AG (ADR)	11,004	844,117
Pfizer, Inc.	34,008	976,369
Roche Holding AG (ADR)	8,109	547,601
Sanofi S.A. (ADR)	14,267	722,338

		5,677,039

Total Health Care		8,126,421

Industrials (6.4%)
Aerospace & Defense (1.5%)
Honeywell International, Inc.	5,256	436,458
Textron, Inc.	14,905	411,527

		847,985

Electrical Equipment (1.2%)
Emerson Electric Co.	10,463	676,956

Industrial Conglomerates (2.0%)
General Electric Co.	45,012	1,075,337

Machinery (1.7%)
Ingersoll-Rand plc	14,554	945,137

Total Industrials		3,545,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (9.8%)
Communications Equipment (1.1%)
Cisco Systems, Inc.	25,214	$590,512

Computers & Peripherals (1.8%)
Hewlett-Packard Co.	48,579	1,019,187

Electronic Equipment, Instruments & Components (1.2%)
Corning, Inc.	45,089	657,849

Internet Software & Services (2.3%)
eBay, Inc.*	15,268	851,802
Yahoo!, Inc.*	13,394	444,145

		1,295,947

Semiconductors & Semiconductor Equipment (0.5%)
Intel Corp.	12,560	287,875

Software (2.9%)
Autodesk, Inc.*	7,763	319,603
Microsoft Corp.	38,232	1,273,508

		1,593,111

Total Information Technology		5,444,481

Materials (1.9%)
Metals & Mining (0.8%)
Alcoa, Inc.	56,747	460,786

Paper & Forest Products (1.1%)
International Paper Co.	13,520	605,696

Total Materials		1,066,482

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	6,731	227,643
Verizon Communications, Inc.	7,302	340,711
Vivendi S.A.	7,321	168,421

		736,775

Wireless Telecommunication Services (0.9%)
Vodafone Group plc (ADR)	14,341	504,516

Total Telecommunication Services		1,241,291

Utilities (1.8%)
Electric Utilities (1.8%)
FirstEnergy Corp.	8,756	319,156
PPL Corp.	22,590	686,284

Total Utilities		1,005,440

Total Investments (96.8%) (Cost $39,785,845)		53,606,632
Other Assets Less Liabilities (3.2%)		1,780,191

Net Assets (100%)		$55,386,823

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/18/13	Bank of New York Mellon Corp.	275	$432,531	$445,443	$(12,912)
British Pound vs. U.S. Dollar, expiring 10/18/13	CIBC World Markets, Inc.	275	432,474	445,443	(12,969)
British Pound vs. U.S. Dollar, expiring 10/18/13	Citibank N.A.	276	433,067	446,050	(12,983)
British Pound vs. U.S. Dollar, expiring 10/18/13	State Street Bank & Trust	275	432,590	445,444	(12,854)
Canadian Dollar vs. U.S. Dollar, expiring 10/18/13	CIBC World Markets, Inc.	510	492,238	494,985	(2,747)
European Union Euro vs. U.S. Dollar, expiring 10/18/13	Bank of New York Mellon Corp.	316	418,656	427,011	(8,355)
European Union Euro vs. U.S. Dollar, expiring 10/18/13	CIBC World Markets, Inc.	316	418,780	427,011	(8,231)
European Union Euro vs. U.S. Dollar, expiring 10/18/13	Citibank N.A.	316	418,747	427,011	(8,264)
European Union Euro vs. U.S. Dollar, expiring 10/18/13	State Street Bank & Trust	338	447,687	456,760	(9,073)
Swiss Franc vs. U.S. Dollar, expiring 10/18/13	Bank of New York Mellon Corp.	334	357,923	369,816	(11,893)
Swiss Franc vs. U.S. Dollar, expiring 10/18/13	Citibank N.A.	399	426,979	441,589	(14,610)
Swiss Franc vs. U.S. Dollar, expiring 10/18/13	State Street Bank & Trust	334	357,888	369,816	(11,928)

					$(126,819)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INVESCO COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,794,773	$—	$—	$8,794,773
Consumer Staples	3,107,507	—	—	3,107,507
Energy	8,145,016	—	—	8,145,016
Financials	13,129,806	—	—	13,129,806
Health Care	8,126,421	—	—	8,126,421
Industrials	3,545,415	—	—	3,545,415
Information Technology	5,444,481	—	—	5,444,481
Materials	1,066,482	—	—	1,066,482
Telecommunication Services	1,072,870	168,421	—	1,241,291
Utilities	1,005,440	—	—	1,005,440

Total Assets	$53,438,211	$168,421	$—	$53,606,632

Liabilities:
Forward Currency Contracts	$—	$(126,819)	$—	$(126,819)

Total Liabilities	$—	$(126,819)	$—	$(126,819)

Total	$53,438,211	$41,602	$—	$53,479,813

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$34,202,594
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$28,203,654

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,829,083
Aggregate gross unrealized depreciation	(2,204,664)

Net unrealized appreciation	$9,624,419

Federal income tax cost of investments	$43,982,213

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Auto Components (1.3%)
TRW Automotive Holdings Corp.*	23,440	$1,671,507

Automobiles (2.7%)
Ford Motor Co.	68,184	1,150,264
General Motors Co.*	64,330	2,313,950

		3,464,214

Hotels, Restaurants & Leisure (1.2%)
Darden Restaurants, Inc.	6,100	282,369
Royal Caribbean Cruises Ltd.	34,018	1,302,209

		1,584,578

Household Durables (0.8%)
Lennar Corp., Class A	17,040	603,216
Toll Brothers, Inc.*	11,400	369,702

		972,918

Internet & Catalog Retail (0.3%)
Expedia, Inc.	7,100	367,709

Media (2.5%)
Comcast Corp., Class A	14,800	668,220
Omnicom Group, Inc.	4,000	253,760
Time Warner, Inc.	34,319	2,258,533

		3,180,513

Multiline Retail (1.7%)
Macy’s, Inc.	26,187	1,133,111
Target Corp.	16,117	1,031,166

		2,164,277

Specialty Retail (0.3%)
Williams-Sonoma, Inc.	6,962	391,265

Total Consumer Discretionary		13,796,981

Consumer Staples (5.9%)
Beverages (0.3%)
Molson Coors Brewing Co., Class B	7,300	365,949

Food & Staples Retailing (3.0%)
CVS Caremark Corp.	45,668	2,591,659
Kroger Co.	9,739	392,871
Wal-Mart Stores, Inc.	12,200	902,312

		3,886,842

Food Products (1.1%)
Archer-Daniels-Midland Co.	37,773	1,391,558

Household Products (1.1%)
Energizer Holdings, Inc.	6,531	595,301
Procter & Gamble Co.	10,970	829,222

		1,424,523

Tobacco (0.4%)
Philip Morris International, Inc.	5,054	437,626

Total Consumer Staples		7,506,498

Energy (14.6%)
Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	13,232	649,691
Cameron International Corp.*	8,485	495,270
Ensco plc, Class A	23,849	1,281,884
Noble Corp.	10,755	406,216

		2,833,061

Oil, Gas & Consumable Fuels (12.4%)
Anadarko Petroleum Corp.	10,878	1,011,545
Apache Corp.	11,080	943,351
Chevron Corp.	43,874	5,330,691
ConocoPhillips Co.	23,326	1,621,390
Exxon Mobil Corp.	43,535	3,745,751
Marathon Oil Corp.	7,200	251,136
Marathon Petroleum Corp.	5,301	340,960
Occidental Petroleum Corp.	14,386	1,345,667
Phillips 66	11,647	673,430
Valero Energy Corp.	20,240	691,196

		15,955,117

Total Energy		18,788,178

Financials (25.7%)
Capital Markets (5.9%)
Bank of New York Mellon Corp.	17,000	513,230
Goldman Sachs Group, Inc.	9,701	1,534,795
Invesco Ltd.	56,138	1,790,802
Morgan Stanley	44,766	1,206,444
Northern Trust Corp.	6,800	369,852
State Street Corp.	32,586	2,142,530

		7,557,653

Commercial Banks (5.9%)
East West Bancorp, Inc.	12,771	408,033
Huntington Bancshares, Inc./Ohio	114,950	949,487
PNC Financial Services Group, Inc.	4,300	311,535
SunTrust Banks, Inc.	20,594	667,658
U.S. Bancorp/Minnesota	27,935	1,021,862
Wells Fargo & Co.	101,823	4,207,326

		7,565,901

Consumer Finance (1.4%)
Capital One Financial Corp.	26,526	1,823,397

Diversified Financial Services (5.2%)
Bank of America Corp.	204,731	2,825,288
Citigroup, Inc.	78,355	3,801,001

		6,626,289

Insurance (6.3%)
ACE Ltd.	27,788	2,599,845
Aflac, Inc.	7,178	444,964
Aon plc	9,739	724,971
Hartford Financial Services Group, Inc.	36,973	1,150,600
Marsh & McLennan Cos., Inc.	1,000	43,550
MetLife, Inc.	44,458	2,087,303
Prudential Financial, Inc.	13,628	1,062,712

		8,113,945

Real Estate Investment Trusts (REITs) (1.0%)
American Homes 4 Rent (REIT), Class A*	8,100	130,815
Apartment Investment & Management Co. (REIT), Class A	20,300	567,182
Post Properties, Inc. (REIT)	10,886	490,088
Silver Bay Realty Trust Corp. (REIT)	4,000	62,640

		1,250,725

Total Financials		32,937,910

Health Care (12.2%)
Health Care Providers & Services (4.9%)
Cigna Corp.	15,125	1,162,507
Humana, Inc.	13,924	1,299,527
UnitedHealth Group, Inc.	54,590	3,909,190

		6,371,224

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (7.3%)
Bristol-Myers Squibb Co.	32,718	$1,514,189
Johnson & Johnson	66,398	5,756,043
Merck & Co., Inc.	29,266	1,393,354
Valeant Pharmaceuticals International, Inc.*	6,409	668,651

		9,332,237

Total Health Care		15,703,461

Industrials (11.5%)
Aerospace & Defense (1.4%)
Textron, Inc.	18,800	519,068
United Technologies Corp.	12,385	1,335,351

		1,854,419

Airlines (0.4%)
Southwest Airlines Co.	23,811	346,688
United Continental Holdings, Inc.*	6,600	202,686

		549,374

Building Products (0.9%)
Masco Corp.	39,849	847,987
Owens Corning, Inc.*	8,400	319,032

		1,167,019

Construction & Engineering (1.9%)
Fluor Corp.	33,365	2,367,580

Industrial Conglomerates (0.5%)
General Electric Co.	27,000	645,030

Machinery (3.0%)
AGCO Corp.	2,308	139,449
PACCAR, Inc.	45,265	2,519,450
SPX Corp.	8,593	727,312
Trinity Industries, Inc.	9,432	427,741

		3,813,952

Road & Rail (3.4%)
CSX Corp.	95,017	2,445,738
Norfolk Southern Corp.	25,203	1,949,452

		4,395,190

Total Industrials		14,792,564

Information Technology (9.5%)
Communications Equipment (2.2%)
Cisco Systems, Inc.	117,953	2,762,459

Computers & Peripherals (2.9%)
Apple, Inc.	3,454	1,646,695
EMC Corp.	16,856	430,839
Hewlett-Packard Co.	63,343	1,328,936
SanDisk Corp.	5,100	303,501

		3,709,971

Internet Software & Services (0.4%)
Google, Inc., Class A*	539	472,115

Office Electronics (0.2%)
Xerox Corp.	27,426	282,214

Semiconductors & Semiconductor Equipment (2.5%)
Applied Materials, Inc.	22,987	403,192
Broadcom Corp., Class A	25,110	653,111
Freescale Semiconductor Ltd.*	17,300	288,045
KLA-Tencor Corp.	21,933	1,334,623
ON Semiconductor Corp.*	63,512	463,638
Teradyne, Inc.*	7,900	130,508

		3,273,117

Software (1.3%)
Microsoft Corp.	31,710	1,056,260
Oracle Corp.	18,119	601,007

		1,657,267

Total Information Technology		12,157,143

Materials (4.5%)
Chemicals (2.5%)
Air Products and Chemicals, Inc.	11,278	1,201,896
Axiall Corp.	8,347	315,433
Dow Chemical Co.	43,289	1,662,298

		3,179,627

Containers & Packaging (0.2%)
Ball Corp.	6,100	273,768

Metals & Mining (1.8%)
Alcoa, Inc.	57,680	468,362
Freeport-McMoRan Copper & Gold, Inc.	33,600	1,111,488
Nucor Corp.	14,325	702,211

		2,282,061

Total Materials		5,735,456

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.6%)
Verizon Communications, Inc.	17,400	811,884

Total Telecommunication Services		811,884

Utilities (3.1%)
Electric Utilities (2.6%)
Edison International	25,387	1,169,325
NextEra Energy, Inc.	14,540	1,165,526
Xcel Energy, Inc.	36,173	998,737

		3,333,588

Multi-Utilities (0.5%)
Sempra Energy	7,870	673,672

Total Utilities		4,007,260

Total Common Stocks (98.4%) (Cost $106,700,049)		126,237,335

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (1.6%)
Federal Farm Credit Bank
0.01%, 10/1/13(o)(p)	$1,983,000	1,982,999

Total Government Securities		1,982,999

Total Short-Term Investments (1.6%) (Cost $1,983,000)		1,982,999

Total Investments (100.0%) (Cost $108,683,049)		128,220,334
Other Assets Less Liabilities (0.0%)		28,996

Net Assets (100%)		$128,249,330

*	Non-income producing.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2013.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	23	December-13	$1,934,321	$1,925,445	$(8,876)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,796,981	$—	$—	$13,796,981
Consumer Staples	7,506,498	—	—	7,506,498
Energy	18,788,178	—	—	18,788,178
Financials	32,937,910	—	—	32,937,910
Health Care	15,703,461	—	—	15,703,461
Industrials	14,792,564	—	—	14,792,564
Information Technology	12,157,143	—	—	12,157,143
Materials	5,735,456	—	—	5,735,456
Telecommunication Services	811,884	—	—	811,884
Utilities	4,007,260	—	—	4,007,260
Short-Term Investments	—	1,982,999	—	1,982,999

Total Assets	$126,237,335	$1,982,999	$—	$128,220,334

Liabilities:
Futures	$(8,876)	$—	$—	$(8,876)

Total Liabilities	$(8,876)	$—	$—	$(8,876)

Total	$126,228,459	$1,982,999	$—	$128,211,458

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$337,940,232
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$361,713,112

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,775,120
Aggregate gross unrealized depreciation	(1,488,348)

Net unrealized appreciation	$17,286,772

Federal income tax cost of investments	$110,933,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.8%)
BorgWarner, Inc.	7,648	$775,431
Delphi Automotive plc	127,479	7,447,323
Goodyear Tire & Rubber Co.*	16,378	367,686
Johnson Controls, Inc.	220,463	9,149,214

		17,739,654

Automobiles (0.7%)
Ford Motor Co.	556,497	9,388,104
General Motors Co.*	147,788	5,315,934
Harley-Davidson, Inc.	14,899	957,112

		15,661,150

Distributors (0.0%)
Genuine Parts Co.	10,320	834,785

Diversified Consumer Services (0.0%)
H&R Block, Inc.	18,252	486,598

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	130,029	4,244,147
Chipotle Mexican Grill, Inc.*	2,059	882,693
Darden Restaurants, Inc.	8,682	401,890
International Game Technology	17,350	328,435
Marriott International, Inc., Class A	15,194	639,060
McDonald’s Corp.	135,863	13,071,379
Starbucks Corp.	146,072	11,243,162
Starwood Hotels & Resorts Worldwide, Inc.	12,999	863,784
Wyndham Worldwide Corp.	8,887	541,840
Wynn Resorts Ltd.	5,393	852,148
Yum! Brands, Inc.	29,788	2,126,565

		35,195,103

Household Durables (0.9%)
D.R. Horton, Inc.	18,927	367,752
Garmin Ltd.	8,197	370,422
Harman International Industries, Inc.	4,528	299,889
Leggett & Platt, Inc.	9,509	286,696
Lennar Corp., Class A	11,063	391,630
Newell Rubbermaid, Inc.	337,921	9,292,828
PulteGroup, Inc.	23,287	384,236
Whirlpool Corp.	69,955	10,244,210

		21,637,663

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	36,928	11,545,170
Expedia, Inc.	7,157	370,661
Netflix, Inc.*	3,930	1,215,195
priceline.com, Inc.*	3,437	3,474,635
TripAdvisor, Inc.*	7,434	563,795

		17,169,456

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	7,692	362,601
Mattel, Inc.	23,014	963,366

		1,325,967

Media (4.1%)
Cablevision Systems Corp. - New York Group, Class A	14,327	241,267
CBS Corp., Class B	37,548	2,071,148
Charter Communications, Inc., Class A*	47,668	6,423,740
Comcast Corp., Class A	255,252	11,524,628
DIRECTV*	34,083	2,036,459
Discovery Communications, Inc., Class A*	15,417	1,301,503
DreamWorks Animation SKG, Inc., Class A*	75,760	2,156,130
Gannett Co., Inc.	307,006	8,224,691
Interpublic Group of Cos., Inc.	28,223	484,871
News Corp., Class A*	33,216	533,449
Omnicom Group, Inc.	17,175	1,089,582
Scripps Networks Interactive, Inc., Class A	111,299	8,693,565
Sirius XM Radio, Inc.	2,234,965	8,649,314
Time Warner Cable, Inc.	19,077	2,128,993
Time Warner, Inc.	212,468	13,982,519
Twenty-First Century Fox, Inc.	132,561	4,440,793
Viacom, Inc., Class B	182,568	15,259,033
Walt Disney Co.	110,873	7,150,200
Washington Post Co., Class B	294	179,737

		96,571,622

Multiline Retail (0.3%)
Dollar General Corp.*	19,882	1,122,538
Dollar Tree, Inc.*	14,897	851,513
Family Dollar Stores, Inc.	6,438	463,665
J.C. Penney Co., Inc.*	12,761	112,552
Kohl’s Corp.	13,611	704,369
Macy’s, Inc.	25,126	1,087,202
Nordstrom, Inc.	9,639	541,712
Target Corp.	42,127	2,695,285

		7,578,836

Specialty Retail (1.7%)
Abercrombie & Fitch Co., Class A	5,121	181,130
AutoNation, Inc.*	4,280	223,288
AutoZone, Inc.*	2,372	1,002,716
Bed Bath & Beyond, Inc.*	14,543	1,125,046
Best Buy Co., Inc.	17,987	674,512
CarMax, Inc.*	14,936	723,948
GameStop Corp., Class A	7,818	388,164
Gap, Inc.	18,427	742,240
Home Depot, Inc.	195,701	14,843,921
L Brands, Inc.	16,240	992,264
Lowe’s Cos., Inc.	70,202	3,342,317
O’Reilly Automotive, Inc.*	7,251	925,155
PetSmart, Inc.	6,925	528,100
Ross Stores, Inc.	14,471	1,053,489
Signet Jewelers Ltd.	71,171	5,099,402
Staples, Inc.	44,134	646,563
Tiffany & Co.	43,490	3,332,204
TJX Cos., Inc.	47,742	2,692,171
Urban Outfitters, Inc.*	7,301	268,458

		38,785,088

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	128,800	7,023,464
Fossil Group, Inc.*	3,362	390,799
Lululemon Athletica, Inc.*	41,858	3,059,401
NIKE, Inc., Class B	178,902	12,995,442
PVH Corp.	5,438	645,436
Ralph Lauren Corp.	4,048	666,827
VF Corp.	5,865	1,167,428

		25,948,797

Total Consumer Discretionary		278,934,719

Consumer Staples (5.5%)
Beverages (1.1%)
Beam, Inc.	81,472	5,267,165

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Brown-Forman Corp., Class B	10,834	$738,120
Coca-Cola Co.	254,420	9,637,430
Coca-Cola Enterprises, Inc.	16,613	668,009
Constellation Brands, Inc., Class A*	11,056	634,614
Dr. Pepper Snapple Group, Inc.	13,586	608,924
Molson Coors Brewing Co., Class B	10,515	527,117
Monster Beverage Corp.*	9,064	473,594
PepsiCo, Inc.	102,918	8,181,981

		26,736,954

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	29,133	3,353,791
CVS Caremark Corp.	187,105	10,618,209
Kroger Co.	34,603	1,395,885
Safeway, Inc.	16,098	514,975
Sprouts Farmers Market, Inc.*	41,400	1,837,746
Sysco Corp.	39,286	1,250,473
Walgreen Co.	58,002	3,120,508
Wal-Mart Stores, Inc.	108,625	8,033,905
Whole Foods Market, Inc.	24,846	1,453,491

		31,578,983

Food Products (0.9%)
Archer-Daniels-Midland Co.	43,969	1,619,818
Campbell Soup Co.	11,896	484,286
ConAgra Foods, Inc.	28,145	853,919
General Mills, Inc.	42,842	2,052,989
Hershey Co.	9,985	923,613
Hormel Foods Corp.	8,990	378,659
J.M. Smucker Co.	7,023	737,696
Kellogg Co.	17,161	1,007,866
Kraft Foods Group, Inc.	39,729	2,083,389
McCormick & Co., Inc. (Non-Voting)	8,799	569,295
Mead Johnson Nutrition Co.	13,497	1,002,287
Mondelez International, Inc., Class A	249,570	7,841,489
Tyson Foods, Inc., Class A	18,597	525,923

		20,081,229

Household Products (1.2%)
Clorox Co.	8,714	712,108
Colgate-Palmolive Co.	58,796	3,486,603
Kimberly-Clark Corp.	25,569	2,409,111
Procter & Gamble Co.	280,755	21,222,270

		27,830,092

Personal Products (0.3%)
Avon Products, Inc.	268,452	5,530,111
Estee Lauder Cos., Inc., Class A	17,053	1,192,005

		6,722,116

Tobacco (0.7%)
Altria Group, Inc.	133,774	4,595,137
Lorillard, Inc.	24,970	1,118,157
Philip Morris International, Inc.	108,011	9,352,672
Reynolds American, Inc.	21,143	1,031,356

		16,097,322

Total Consumer Staples		129,046,696

Energy (8.2%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	29,551	1,450,954
Cameron International Corp.*	16,438	959,486
Diamond Offshore Drilling, Inc.	4,637	288,978
Ensco plc, Class A	113,992	6,127,070
FMC Technologies, Inc.*	15,810	876,190
Halliburton Co.	373,136	17,966,498
Helmerich & Payne, Inc.	7,098	489,407
Nabors Industries Ltd.	17,382	279,155
National Oilwell Varco, Inc.	28,519	2,227,619
Noble Corp.	16,883	637,671
Rowan Cos., plc, Class A*	8,288	304,335
Schlumberger Ltd.	174,032	15,377,468

		46,984,831

Oil, Gas & Consumable Fuels (6.2%)
Anadarko Petroleum Corp.	33,538	3,118,699
Apache Corp.	26,939	2,293,586
Cabot Oil & Gas Corp.	28,086	1,048,170
Cenovus Energy, Inc.	199,951	5,968,537
Chesapeake Energy Corp.	33,840	875,779
Chevron Corp.	269,297	32,719,586
Cobalt International Energy, Inc.*	123,724	3,075,779
ConocoPhillips Co.	81,599	5,671,947
CONSOL Energy, Inc.	15,247	513,062
Denbury Resources, Inc.*	24,867	457,802
Devon Energy Corp.	25,456	1,470,339
Enbridge, Inc.	64,500	2,692,230
Encana Corp.	149,400	2,589,102
EOG Resources, Inc.	18,174	3,076,495
EQT Corp.	10,042	890,926
Exxon Mobil Corp.	395,367	34,017,377
Hess Corp.	19,260	1,489,568
Kinder Morgan, Inc.	44,910	1,597,449
Marathon Oil Corp.	221,638	7,730,733
Marathon Petroleum Corp.	20,904	1,344,545
Murphy Oil Corp.	11,738	708,036
Newfield Exploration Co.*	9,039	247,397
Noble Energy, Inc.	143,509	9,616,538
Occidental Petroleum Corp.	53,760	5,028,710
Peabody Energy Corp.	17,953	309,689
Phillips 66	40,788	2,358,362
Pioneer Natural Resources Co.	9,242	1,744,890
QEP Resources, Inc.	11,960	331,172
Range Resources Corp.	10,895	826,822
Southwestern Energy Co.*	120,800	4,394,704
Spectra Energy Corp.	44,645	1,528,198
Tesoro Corp.	9,028	397,051
Valero Energy Corp.	36,202	1,236,298
Williams Cos., Inc.	45,571	1,656,962
WPX Energy, Inc.*	13,343	256,986

		143,283,526

Total Energy		190,268,357

Financials (11.5%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	13,212	1,203,349
Bank of New York Mellon Corp.	76,797	2,318,501
BlackRock, Inc.	25,572	6,920,295
Charles Schwab Corp.	77,138	1,630,697
E*TRADE Financial Corp.*	19,112	315,348
Franklin Resources, Inc.	27,145	1,372,180
Goldman Sachs Group, Inc.	85,115	13,466,044
Invesco Ltd.	29,577	943,506
Legg Mason, Inc.	7,271	243,142
Morgan Stanley	92,767	2,500,071
Northern Trust Corp.	15,052	818,678
State Street Corp.	29,772	1,957,509
T. Rowe Price Group, Inc.	17,350	1,247,986

		34,937,306

Commercial Banks (2.0%)
BB&T Corp.	298,728	10,082,070
Comerica, Inc.	12,364	486,029

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp	59,154	$1,067,138
Huntington Bancshares, Inc./Ohio	55,467	458,157
KeyCorp	60,887	694,112
M&T Bank Corp.	8,672	970,570
PNC Financial Services Group, Inc.	120,135	8,703,781
Regions Financial Corp.	93,235	863,356
SunTrust Banks, Inc.	35,946	1,165,369
U.S. Bancorp/Minnesota	122,753	4,490,305
Wells Fargo & Co.	405,538	16,756,830
Zions Bancorp	12,292	337,047

		46,074,764

Consumer Finance (0.8%)
American Express Co.	61,923	4,676,425
Capital One Financial Corp.	156,299	10,743,993
Discover Financial Services	32,299	1,632,392
SLM Corp.	29,142	725,636

		17,778,446

Diversified Financial Services (2.6%)
Bank of America Corp.	716,917	9,893,455
Citigroup, Inc.	333,806	16,192,929
CME Group, Inc./Illinois	85,221	6,296,127
IntercontinentalExchange, Inc.*	4,857	881,157
JPMorgan Chase & Co.	433,261	22,395,261
Leucadia National Corp.	20,892	569,098
McGraw Hill Financial, Inc.	18,354	1,203,839
Moody’s Corp.	12,936	909,789
NASDAQ OMX Group, Inc.	7,733	248,152
NYSE Euronext	78,420	3,292,072

		61,881,879

Insurance (3.0%)
ACE Ltd.	92,012	8,608,643
Aflac, Inc.	31,047	1,924,604
Allstate Corp.	30,942	1,564,118
American International Group, Inc.	98,500	4,790,055
Aon plc	138,972	10,345,076
Assurant, Inc.	5,019	271,528
Berkshire Hathaway, Inc., Class B*	120,111	13,633,800
Chubb Corp.	17,060	1,522,776
Cincinnati Financial Corp.	9,816	462,923
Genworth Financial, Inc., Class A*	32,857	420,241
Hartford Financial Services Group, Inc.	30,377	945,332
Lincoln National Corp.	17,669	741,921
Loews Corp.	20,436	955,179
Marsh & McLennan Cos., Inc.	180,824	7,874,885
MetLife, Inc.	74,710	3,507,634
Principal Financial Group, Inc.	18,287	783,049
Progressive Corp.	166,531	4,534,639
Prudential Financial, Inc.	31,038	2,420,343
Torchmark Corp.	6,124	443,071
Travelers Cos., Inc.	24,931	2,113,401
Unum Group	17,618	536,292
XL Group plc	19,126	589,463

		68,988,973

Real Estate Investment Trusts (REITs) (1.6%)
American Tower Corp. (REIT)	274,345	20,337,195
Apartment Investment & Management Co. (REIT), Class A	9,730	271,856
AvalonBay Communities, Inc. (REIT)	8,112	1,030,954
Boston Properties, Inc. (REIT)	10,163	1,086,425
Equity Residential (REIT)	22,350	1,197,289
HCP, Inc. (REIT)	30,353	1,242,955
Health Care REIT, Inc. (REIT)	19,124	1,192,955
Host Hotels & Resorts, Inc. (REIT)	50,015	883,765
Kimco Realty Corp. (REIT)	27,305	551,015
Macerich Co. (REIT)	9,367	528,673
Plum Creek Timber Co., Inc. (REIT)	10,854	508,293
Prologis, Inc. (REIT)	33,255	1,251,053
Public Storage (REIT)	9,637	1,547,220
Simon Property Group, Inc. (REIT)	20,711	3,069,992
Ventas, Inc. (REIT)	19,557	1,202,756
Vornado Realty Trust (REIT)	11,597	974,844
Weyerhaeuser Co. (REIT)	38,949	1,115,110

		37,992,350

Real Estate Management & Development (0.0%)
CBRE Group, Inc., Class A*	18,540	428,830

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	31,723	287,093
People’s United Financial, Inc.	21,489	309,012

		596,105

Total Financials		268,678,653

Health Care (9.8%)
Biotechnology (2.7%)
Alexion Pharmaceuticals, Inc.*	13,044	1,515,191
Amgen, Inc.	50,264	5,626,552
Biogen Idec, Inc.*	15,857	3,817,731
Celgene Corp.*	27,449	4,225,225
Gilead Sciences, Inc.*	527,056	33,120,199
Regeneron Pharmaceuticals, Inc.*	5,203	1,627,863
Seattle Genetics, Inc.*	266,727	11,690,644
Vertex Pharmaceuticals, Inc.*	15,527	1,177,257

		62,800,662

Health Care Equipment & Supplies (1.4%)
Abbott Laboratories	103,728	3,442,732
Baxter International, Inc.	144,460	9,489,577
Becton, Dickinson and Co.	12,954	1,295,659
Boston Scientific Corp.*	89,683	1,052,879
C.R. Bard, Inc.	5,277	607,910
CareFusion Corp.*	14,329	528,740
Covidien plc	105,404	6,423,320
DENTSPLY International, Inc.	9,515	413,046
Edwards Lifesciences Corp.*	7,504	522,504
Intuitive Surgical, Inc.*	2,652	997,868
Medtronic, Inc.	66,575	3,545,119
St. Jude Medical, Inc.	19,152	1,027,313
Stryker Corp.	19,672	1,329,631
Varian Medical Systems, Inc.*	7,196	537,757
Zimmer Holdings, Inc.	11,306	928,675

		32,142,730

Health Care Providers & Services (1.6%)
Aetna, Inc.	24,843	1,590,449
AmerisourceBergen Corp.	15,404	941,184
Cardinal Health, Inc.	22,668	1,182,136
Centene Corp.*	68,530	4,383,179
Cigna Corp.	18,884	1,451,424
DaVita HealthCare Partners, Inc.*	11,764	669,372
Express Scripts Holding Co.*	126,350	7,805,903
Humana, Inc.	10,449	975,205
Laboratory Corp. of America Holdings*	6,021	596,922
McKesson Corp.	54,951	7,050,213
Molina Healthcare, Inc.*	110,608	3,937,645
Patterson Cos., Inc.	5,584	224,477
Quest Diagnostics, Inc.	10,150	627,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tenet Healthcare Corp.*	6,802	$280,174
UnitedHealth Group, Inc.	67,853	4,858,953
WellPoint, Inc.	19,959	1,668,772

		38,243,177

Health Care Technology (0.4%)
Cerner Corp.*	172,231	9,050,739

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	22,091	1,132,164
Life Technologies Corp.*	11,513	861,518
PerkinElmer, Inc.	7,449	281,200
Thermo Fisher Scientific, Inc.	24,050	2,216,207
Waters Corp.*	5,695	604,866

		5,095,955

Pharmaceuticals (3.5%)
AbbVie, Inc.	105,778	4,731,450
Actavis, Inc.*	11,561	1,664,784
Allergan, Inc.	19,799	1,790,820
Bristol-Myers Squibb Co.	355,597	16,457,029
Eli Lilly and Co.	66,145	3,329,078
Forest Laboratories, Inc.*	15,749	673,900
Hospira, Inc.*	11,030	432,597
Johnson & Johnson	188,034	16,300,667
Merck & Co., Inc.	195,287	9,297,614
Mylan, Inc.*	25,462	971,885
Perrigo Co.	6,275	774,209
Pfizer, Inc.	870,526	24,992,801
Zoetis, Inc.	33,349	1,037,821

		82,454,655

Total Health Care		229,787,918

Industrials (9.0%)
Aerospace & Defense (2.6%)
B/E Aerospace, Inc.*	71,136	5,251,260
Boeing Co.	172,195	20,232,912
General Dynamics Corp.	22,172	1,940,493
Hexcel Corp.*	186,025	7,217,770
Honeywell International, Inc.	125,793	10,445,851
L-3 Communications Holdings, Inc.	5,983	565,394
Lockheed Martin Corp.	17,984	2,293,859
Northrop Grumman Corp.	15,367	1,463,860
Precision Castparts Corp.	9,715	2,207,637
Raytheon Co.	21,530	1,659,317
Rockwell Collins, Inc.	9,021	612,165
Textron, Inc.	18,697	516,224
United Technologies Corp.	56,333	6,073,824

		60,480,566

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	10,651	634,374
Expeditors International of Washington, Inc.	13,763	606,398
FedEx Corp.	19,823	2,262,002
United Parcel Service, Inc., Class B	48,202	4,404,217

		7,906,991

Airlines (0.1%)
Delta Air Lines, Inc.	57,223	1,349,891
Southwest Airlines Co.	47,188	687,057

		2,036,948

Building Products (0.0%)
Masco Corp.	23,779	506,017

Commercial Services & Supplies (0.7%)
ADT Corp.*	13,367	543,502
Cintas Corp.	6,874	351,949
Iron Mountain, Inc.	202,264	5,465,173
Pitney Bowes, Inc.	13,451	244,674
Republic Services, Inc.	18,145	605,317
Stericycle, Inc.*	5,739	662,281
Tyco International Ltd.	30,873	1,079,937
Waste Connections, Inc.	112,663	5,116,027
Waste Management, Inc.	29,113	1,200,620

		15,269,480

Construction & Engineering (0.1%)
Fluor Corp.	10,874	771,619
Jacobs Engineering Group, Inc.*	8,762	509,773
Quanta Services, Inc.*	14,240	391,742

		1,673,134

Electrical Equipment (1.1%)
AMETEK, Inc.	16,283	749,344
Eaton Corp. plc	198,082	13,635,965
Emerson Electric Co.	47,692	3,085,672
Polypore International, Inc.*	160,419	6,572,367
Rockwell Automation, Inc.	9,262	990,478
Roper Industries, Inc.	6,614	878,802

		25,912,628

Industrial Conglomerates (1.8%)
3M Co.	43,320	5,172,841
Danaher Corp.	151,838	10,525,410
General Electric Co.	1,150,468	27,484,681

		43,182,932

Machinery (1.1%)
Caterpillar, Inc.	87,974	7,334,392
Cummins, Inc.	11,626	1,544,747
Deere & Co.	25,557	2,080,084
Dover Corp.	11,401	1,024,152
Flowserve Corp.	9,397	586,279
IDEX Corp.	75,837	4,948,364
Illinois Tool Works, Inc.	27,507	2,097,959
Ingersoll-Rand plc	18,074	1,173,726
Joy Global, Inc.	7,076	361,159
PACCAR, Inc.	23,609	1,314,077
Pall Corp.	7,454	574,256
Parker Hannifin Corp.	9,949	1,081,655
Pentair Ltd. (Registered)	13,303	863,897
Snap-on, Inc.	3,884	386,458
Stanley Black & Decker, Inc.	10,692	968,374
Xylem, Inc.	12,361	345,243

		26,684,822

Professional Services (0.5%)
Dun & Bradstreet Corp.	2,597	269,698
Equifax, Inc.	8,083	483,768
Nielsen Holdings N.V.	180,525	6,580,136
Robert Half International, Inc.	9,289	362,550
Towers Watson & Co., Class A	40,500	4,331,880

		12,028,032

Road & Rail (0.6%)
CSX Corp.	68,019	1,750,809
Kansas City Southern	7,345	803,249
Norfolk Southern Corp.	70,212	5,430,898
Ryder System, Inc.	3,482	207,876
Union Pacific Corp.	30,957	4,808,860

		13,001,692

Trading Companies & Distributors (0.1%)
Fastenal Co.	18,213	915,203

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
W.W. Grainger, Inc.	4,125	$1,079,554

		1,994,757

Total Industrials		210,677,999

Information Technology (12.1%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	572,685	13,412,283
F5 Networks, Inc.*	5,235	448,954
Harris Corp.	7,151	424,054
JDS Uniphase Corp.*	15,788	232,241
Juniper Networks, Inc.*	33,792	671,109
Motorola Solutions, Inc.	15,804	938,442
QUALCOMM, Inc.	164,964	11,111,975

		27,239,058

Computers & Peripherals (2.6%)
Apple, Inc.	90,371	43,084,374
Dell, Inc.	97,890	1,347,945
EMC Corp.	138,883	3,549,849
Hewlett-Packard Co.	184,669	3,874,356
NetApp, Inc.	22,714	968,071
SanDisk Corp.	16,056	955,493
Seagate Technology plc	20,736	906,993
Western Digital Corp.	91,818	5,821,261

		60,508,342

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	10,632	822,704
Corning, Inc.	97,511	1,422,685
FLIR Systems, Inc.	9,453	296,824
Jabil Circuit, Inc.	228,989	4,964,481
Molex, Inc.	9,178	353,537
TE Connectivity Ltd.	27,611	1,429,698

		9,289,929

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	11,876	613,989
eBay, Inc.*	77,759	4,338,174
Google, Inc., Class A*	25,304	22,164,027
VeriSign, Inc.*	187,797	9,556,989
Yahoo!, Inc.*	63,348	2,100,620

		38,773,799

IT Services (2.1%)
Accenture plc, Class A	75,993	5,596,125
Automatic Data Processing, Inc.	32,230	2,332,807
Cognizant Technology Solutions Corp., Class A*	20,102	1,650,776
Computer Sciences Corp.	9,872	510,777
Fidelity National Information Services, Inc.	19,511	906,091
Fiserv, Inc.*	8,689	878,023
International Business Machines Corp.	68,713	12,724,273
Jack Henry & Associates, Inc.	83,759	4,322,802
Mastercard, Inc., Class A	6,923	4,657,656
Paychex, Inc.	21,693	881,604
Teradata Corp.*	10,887	603,575
Total System Services, Inc.	11,102	326,621
Visa, Inc., Class A	69,789	13,336,678
Western Union Co.	36,878	688,144

		49,415,952

Office Electronics (0.0%)
Xerox Corp.	77,397	796,415

Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	21,342	793,069
Analog Devices, Inc.	20,719	974,829
Applied Materials, Inc.	80,223	1,407,112
ASML Holding N.V.	51,541	5,090,189
Broadcom Corp., Class A	301,527	7,842,717
First Solar, Inc.*	4,611	185,408
Intel Corp.	332,408	7,618,791
KLA-Tencor Corp.	11,059	672,940
Lam Research Corp.*	10,875	556,691
Linear Technology Corp.	15,545	616,515
LSI Corp.	36,678	286,822
Microchip Technology, Inc.	13,160	530,217
Micron Technology, Inc.*	69,259	1,209,955
NVIDIA Corp.	38,571	600,165
ON Semiconductor Corp.*	472,254	3,447,454
Teradyne, Inc.*	12,745	210,547
Texas Instruments, Inc.	270,788	10,904,633
Xilinx, Inc.	17,757	832,093

		43,780,147

Software (2.2%)
Adobe Systems, Inc.*	31,187	1,619,853
Autodesk, Inc.*	14,903	613,557
CA, Inc.	21,920	650,366
Citrix Systems, Inc.*	12,495	882,272
Electronic Arts, Inc.*	20,438	522,191
Intuit, Inc.	19,804	1,313,203
Microsoft Corp.	505,788	16,847,798
Oracle Corp.	569,517	18,890,879
Red Hat, Inc.*	12,633	582,887
Salesforce.com, Inc.*	36,576	1,898,660
Symantec Corp.	231,343	5,725,739
Workday, Inc., Class A*	29,402	2,379,504

		51,926,909

Total Information Technology		281,730,551

Materials (2.9%)
Chemicals (2.0%)
Air Products and Chemicals, Inc.	48,604	5,179,728
Airgas, Inc.	4,409	467,574
CF Industries Holdings, Inc.	3,827	806,846
Dow Chemical Co.	80,739	3,100,378
E.I. du Pont de Nemours & Co.	61,608	3,607,764
Eastman Chemical Co.	10,304	802,682
Ecolab, Inc.	18,092	1,786,766
FMC Corp.	9,091	652,007
International Flavors & Fragrances, Inc.	5,447	448,288
LyondellBasell Industries N.V., Class A	101,085	7,402,455
Monsanto Co.	139,216	14,529,974
Mosaic Co.	80,518	3,463,884
PPG Industries, Inc.	9,532	1,592,416
Praxair, Inc.	19,682	2,365,973
Sherwin-Williams Co.	5,821	1,060,470
Sigma-Aldrich Corp.	8,022	684,277

		47,951,482

Construction Materials (0.0%)
Vulcan Materials Co.	8,670	449,193

Containers & Packaging (0.1%)
Avery Dennison Corp.	6,565	285,709
Ball Corp.	9,702	435,426
Bemis Co., Inc.	6,848	267,140
MeadWestvaco Corp.	11,831	454,074

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Owens-Illinois, Inc.*	10,947	$328,629
Sealed Air Corp.	13,049	354,802

		2,125,780

Metals & Mining (0.7%)
Alcoa, Inc.	71,317	579,094
Allegheny Technologies, Inc.	125,688	3,835,998
Barrick Gold Corp.	72,756	1,354,717
Cliffs Natural Resources, Inc.	58,808	1,205,564
Freeport-McMoRan Copper & Gold, Inc.	104,889	3,469,728
Newmont Mining Corp.	33,187	932,555
Nucor Corp.	75,430	3,697,578
United States Steel Corp.	9,643	198,549

		15,273,783

Paper & Forest Products (0.1%)
International Paper Co.	29,745	1,332,576

Total Materials		67,132,814

Telecommunication Services (1.5%)
Diversified Telecommunication Services (1.0%)
AT&T, Inc.	354,412	11,986,214
CenturyLink, Inc.	78,534	2,464,397
Frontier Communications Corp.	66,584	277,655
Verizon Communications, Inc.	190,936	8,909,074
Windstream Holdings, Inc.	39,445	315,560

		23,952,900

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp.*	19,554	1,428,029
Vodafone Group plc (ADR)	292,518	10,290,783

		11,718,812

Total Telecommunication Services		35,671,712

Utilities (2.1%)
Electric Utilities (1.1%)
American Electric Power Co., Inc.	32,467	1,407,444
Duke Energy Corp.	47,094	3,144,937
Edison International	82,032	3,778,394
Entergy Corp.	11,880	750,697
Exelon Corp.	229,486	6,801,965
FirstEnergy Corp.	27,891	1,016,627
NextEra Energy, Inc.	28,329	2,270,853
Northeast Utilities	20,989	865,796
Pepco Holdings, Inc.	16,563	305,753
Pinnacle West Capital Corp.	7,321	400,752
PPL Corp.	42,132	1,279,970
Southern Co.	58,298	2,400,712
Xcel Energy, Inc.	33,179	916,072

		25,339,972

Gas Utilities (0.0%)
AGL Resources, Inc.	7,900	363,637
ONEOK, Inc.	13,753	733,310

		1,096,947

Independent Power Producers & Energy Traders (0.4%)
AES Corp.	41,140	546,751
Calpine Corp.*	132,659	2,577,564
NRG Energy, Inc.	224,224	6,128,042

		9,252,357

Multi-Utilities (0.6%)
Ameren Corp.	16,162	563,084
CenterPoint Energy, Inc.	28,563	684,655
CMS Energy Corp.	17,732	466,706
Consolidated Edison, Inc.	19,532	1,076,994
Dominion Resources, Inc.	38,627	2,413,415
DTE Energy Co.	11,666	769,723
Integrys Energy Group, Inc.	5,300	296,217
NiSource, Inc.	20,838	643,686
PG&E Corp.	88,195	3,608,939
Public Service Enterprise Group, Inc.	33,744	1,111,190
SCANA Corp.	9,328	429,461
Sempra Energy	15,150	1,296,840
TECO Energy, Inc.	13,641	225,622
Wisconsin Energy Corp.	15,212	614,261

		14,200,793

Total Utilities		49,890,069

Total Common Stocks (74.5%) (Cost $1,474,552,564)		1,741,819,488

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(5.0%)
iShares Core S&P 500 ETF	244,444	41,286,592
iShares Morningstar Large-Cap ETF	94,302	9,363,245
iShares Morningstar Large-Cap Growth ETF	3,098	277,860
iShares Morningstar Large-Cap Value ETF	51,763	3,799,404
iShares NYSE 100 ETF	5,536	430,092
iShares Russell 1000 ETF	198,599	18,702,068
iShares Russell 1000 Growth ETF	2,597	203,085
iShares Russell 1000 Value ETF	68,825	5,932,715
iShares S&P 100 ETF	83,815	6,272,715
iShares S&P 500 Growth ETF	1,548	138,329
iShares S&P 500 Value ETF	67,546	5,290,203
Vanguard Growth ETF	2,300	194,603
Vanguard Large-Cap ETF	271,113	20,965,168
Vanguard Value ETF	68,700	4,794,573

Total Investment Companies (5.0%) (Cost $91,232,428)		117,650,652

Total Investments (79.5%) (Cost $1,565,784,992)		1,859,470,140
Other Assets Less Liabilities (20.5%)		479,125,879

Net Assets (100%)		$2,338,596,019

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	5,427	December-13	$454,742,974	$454,321,305	$(421,669)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$278,934,719	$—	$—	$278,934,719
Consumer Staples	129,046,696	—	—	129,046,696
Energy	190,268,357	—	—	190,268,357
Financials	268,678,653	—	—	268,678,653
Health Care	229,787,918	—	—	229,787,918
Industrials	210,677,999	—	—	210,677,999
Information Technology	281,730,551	—	—	281,730,551
Materials	67,132,814	—	—	67,132,814
Telecommunication Services	35,671,712	—	—	35,671,712
Utilities	49,890,069	—	—	49,890,069
Investment Companies
Exchange Traded Funds (ETFs)	117,650,652	—	—	117,650,652

Total Assets	$1,859,470,140	$—	$—	$1,859,470,140

Liabilities:
Futures	$(421,669)	$—	$—	$(421,669)

Total Liabilities	$(421,669)	$—	$—	$(421,669)

Total	$1,859,048,471	$—	$—	$1,859,048,471

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$472,741,311
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,599,720,956

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$299,422,565
Aggregate gross unrealized depreciation	(8,423,404)

Net unrealized appreciation	$290,999,161

Federal income tax cost of investments	$1,568,470,979

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.8%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	600	$15,030
BorgWarner, Inc.	16,654	1,688,549
Delphi Automotive plc	44,970	2,627,147
Gentex Corp.	11,786	301,604
Goodyear Tire & Rubber Co.*	35,308	792,665
Lear Corp.	1,300	93,041
Visteon Corp.*	7,200	544,608

		6,062,644

Automobiles (0.6%)
Ford Motor Co.	195,000	3,289,650
Harley-Davidson, Inc.	32,200	2,068,528
Tesla Motors, Inc.*	12,110	2,342,316
Thor Industries, Inc.	6,300	365,652

		8,066,146

Distributors (0.2%)
Genuine Parts Co.	21,100	1,706,779
LKQ Corp.*	42,954	1,368,514

		3,075,293

Diversified Consumer Services (0.1%)
H&R Block, Inc.	39,140	1,043,472
Service Corp. International	23,700	441,294
Weight Watchers International, Inc.	2,024	75,637

		1,560,403

Hotels, Restaurants & Leisure (3.3%)
Bally Technologies, Inc.*	5,600	403,536
Brinker International, Inc.	10,106	409,596
Burger King Worldwide, Inc.	14,400	281,088
Chipotle Mexican Grill, Inc.*	4,473	1,917,575
Choice Hotels International, Inc.	123	5,312
Darden Restaurants, Inc.	12,203	564,877
Domino’s Pizza, Inc.	8,100	550,395
Dunkin’ Brands Group, Inc.	15,280	691,573
International Game Technology	37,406	708,095
Las Vegas Sands Corp.	56,288	3,738,649
Marriott International, Inc., Class A	29,544	1,242,621
McDonald’s Corp.	144,348	13,887,721
Norwegian Cruise Line Holdings Ltd.*	3,600	111,060
Panera Bread Co., Class A*	4,058	643,315
SeaWorld Entertainment, Inc.	4,300	127,409
Six Flags Entertainment Corp.	9,490	320,667
Starbucks Corp.	107,768	8,294,903
Starwood Hotels & Resorts Worldwide, Inc.	11,840	786,768
Wyndham Worldwide Corp.	19,500	1,188,915
Wynn Resorts Ltd.	11,600	1,832,916
Yum! Brands, Inc.	64,764	4,623,502

		42,330,493

Household Durables (0.3%)
Jarden Corp.*	16,150	781,660
Newell Rubbermaid, Inc.	24,000	660,000
NVR, Inc.*	600	551,514
PulteGroup, Inc.	55,700	919,050
Taylor Morrison Home Corp., Class A*	4,000	90,600
Tempur Sealy International, Inc.*	8,600	378,056
Tupperware Brands Corp.	7,600	656,412
Whirlpool Corp.	800	117,152

		4,154,444

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*	52,936	16,549,911
Expedia, Inc.	15,329	793,889
Groupon, Inc.*	60,390	676,972
HomeAway, Inc.*	8,119	227,332
Liberty Interactive Corp.*	6,100	143,167
Liberty Ventures*	5,340	470,828
Netflix, Inc.*	7,294	2,255,378
priceline.com, Inc.*	7,469	7,550,785
TripAdvisor, Inc.*	16,129	1,223,223

		29,891,485

Leisure Equipment & Products (0.3%)
Hasbro, Inc.	14,049	662,270
Mattel, Inc.	49,695	2,080,233
Polaris Industries, Inc.	9,300	1,201,374

		3,943,877

Media (5.1%)
AMC Networks, Inc., Class A*	8,675	594,064
Cablevision Systems Corp. - New York Group, Class A	28,000	471,520
CBS Corp., Class B	80,900	4,462,444
Charter Communications, Inc., Class A*	9,500	1,280,220
Cinemark Holdings, Inc.	16,500	523,710
Clear Channel Outdoor Holdings, Inc., Class A*	6,000	49,200
Comcast Corp., Class A	348,900	15,752,835
DIRECTV*	75,135	4,489,316
Discovery Communications, Inc., Class A*	35,200	2,971,584
DISH Network Corp., Class A	30,000	1,350,300
Interpublic Group of Cos., Inc.	28,000	481,040
Lamar Advertising Co., Class A*	11,300	531,439
Liberty Global plc, Class A*	47,920	3,802,452
Lions Gate Entertainment Corp.*	11,600	406,580
Madison Square Garden Co., Class A*	8,800	511,016
Morningstar, Inc.	2,935	232,628
News Corp., Class A*	52,700	846,362
Omnicom Group, Inc.	37,234	2,362,125
Regal Entertainment Group, Class A	2,586	49,082
Scripps Networks Interactive, Inc., Class A	15,732	1,228,827
Sirius XM Radio, Inc.	209,500	810,765
Starz, Class A*	14,800	416,324
Time Warner Cable, Inc.	41,900	4,676,040
Twenty-First Century Fox, Inc.	210,800	7,061,800
Viacom, Inc., Class B	69,800	5,833,884
Walt Disney Co.	57,500	3,708,175

		64,903,732

Multiline Retail (1.1%)
Big Lots, Inc.*	2,172	80,559
Dillard’s, Inc., Class A	2,600	203,580
Dollar General Corp.*	47,100	2,659,266
Dollar Tree, Inc.*	32,232	1,842,381
Family Dollar Stores, Inc.	13,827	995,821
Macy’s, Inc.	42,800	1,851,956
Nordstrom, Inc.	20,843	1,171,377
Target Corp.	72,401	4,632,216

		13,437,156

Specialty Retail (4.3%)
Aaron’s, Inc.	1,625	45,012
Abercrombie & Fitch Co., Class A	1,300	45,981
Advance Auto Parts, Inc.	10,492	867,479
American Eagle Outfitters, Inc.	17,800	249,022
Ascena Retail Group, Inc.*	2,600	51,818
AutoNation, Inc.*	7,315	381,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
AutoZone, Inc.*	5,114	$2,161,841
Bed Bath & Beyond, Inc.*	31,459	2,433,668
Best Buy Co., Inc.	10,400	390,000
Cabela’s, Inc.*	6,800	428,604
CarMax, Inc.*	32,296	1,565,387
Chico’s FAS, Inc.	21,792	363,055
Dick’s Sporting Goods, Inc.	14,237	759,971
DSW, Inc., Class A	4,700	401,004
Foot Locker, Inc.	2,500	84,850
Gap, Inc.	40,100	1,615,228
GNC Holdings, Inc., Class A	14,100	770,283
Home Depot, Inc.	210,239	15,946,628
L Brands, Inc.	34,488	2,107,217
Lowe’s Cos., Inc.	156,600	7,455,726
O’Reilly Automotive, Inc.*	15,911	2,030,084
PetSmart, Inc.	14,815	1,129,792
Ross Stores, Inc.	31,662	2,304,994
Sally Beauty Holdings, Inc.*	24,400	638,304
Signet Jewelers Ltd.	1,000	71,650
Tiffany & Co.	16,036	1,228,678
TJX Cos., Inc.	103,546	5,838,959
Tractor Supply Co.	20,200	1,356,834
Ulta Salon Cosmetics & Fragrance, Inc.*	9,200	1,099,032
Urban Outfitters, Inc.*	15,414	566,773
Williams-Sonoma, Inc.	14,079	791,240

		55,180,738

Textiles, Apparel & Luxury Goods (1.6%)
Carter’s, Inc.	8,500	645,065
Coach, Inc.	40,406	2,203,339
Deckers Outdoor Corp.*	2,200	145,024
Fossil Group, Inc.*	7,400	860,176
Hanesbrands, Inc.	14,167	882,746
Michael Kors Holdings Ltd.*	29,000	2,161,080
NIKE, Inc., Class B	101,966	7,406,810
PVH Corp.	10,364	1,230,103
Ralph Lauren Corp.	8,691	1,431,669
Under Armour, Inc., Class A*	12,000	953,400
VF Corp.	12,600	2,508,030

		20,427,442

Total Consumer Discretionary		253,033,853

Consumer Staples (12.2%)
Beverages (3.5%)
Brown-Forman Corp., Class B	21,736	1,480,874
Coca-Cola Co.	550,462	20,851,501
Coca-Cola Enterprises, Inc.	39,392	1,583,952
Constellation Brands, Inc., Class A*	20,800	1,193,920
Dr. Pepper Snapple Group, Inc.	29,300	1,313,226
Monster Beverage Corp.*	19,286	1,007,693
PepsiCo, Inc.	222,616	17,697,972

		45,129,138

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	62,866	7,237,134
CVS Caremark Corp.	20,200	1,146,350
Fresh Market, Inc.*	5,900	279,129
Kroger Co.	74,800	3,017,432
Safeway, Inc.	2,700	86,373
Sprouts Farmers Market, Inc.*	2,055	91,221
Sysco Corp.	29,536	940,131
Walgreen Co.	102,700	5,525,260
Wal-Mart Stores, Inc.	153,645	11,363,584
Whole Foods Market, Inc.	53,370	3,122,145

		32,808,759

Food Products (1.8%)
Archer-Daniels-Midland Co.	7,200	265,248
Campbell Soup Co.	16,595	675,582
ConAgra Foods, Inc.	55,400	1,680,836
Flowers Foods, Inc.	24,600	527,424
General Mills, Inc.	92,740	4,444,101
Green Mountain Coffee Roasters, Inc.*	21,439	1,615,000
Hershey Co.	21,569	1,995,133
Hillshire Brands Co.	17,680	543,483
Hormel Foods Corp.	19,300	812,916
Ingredion, Inc.	1,300	86,021
J.M. Smucker Co.	2,000	210,080
Kellogg Co.	34,428	2,021,956
Kraft Foods Group, Inc.	85,533	4,485,351
McCormick & Co., Inc. (Non-Voting)	18,988	1,228,524
Mead Johnson Nutrition Co.	29,178	2,166,758
Pinnacle Foods, Inc.	2,700	71,469
WhiteWave Foods Co., Class A*	19,861	396,624

		23,226,506

Household Products (1.2%)
Church & Dwight Co., Inc.	19,868	1,193,074
Clorox Co.	15,874	1,297,223
Colgate-Palmolive Co.	134,268	7,962,092
Kimberly-Clark Corp.	46,325	4,364,742

		14,817,131

Personal Products (0.4%)
Avon Products, Inc.	62,310	1,283,586
Coty, Inc., Class A*	5,342	86,594
Estee Lauder Cos., Inc., Class A	33,374	2,332,842
Herbalife Ltd.	12,292	857,613
Nu Skin Enterprises, Inc., Class A	8,400	804,216

		5,364,851

Tobacco (2.7%)
Altria Group, Inc.	289,078	9,929,830
Lorillard, Inc.	54,300	2,431,554
Philip Morris International, Inc.	235,402	20,383,459
Reynolds American, Inc.	34,300	1,673,154

		34,417,997

Total Consumer Staples		155,764,382

Energy (4.8%)
Energy Equipment & Services (2.5%)
Atwood Oceanics, Inc.*	1,517	83,496
Baker Hughes, Inc.	4,000	196,400
Cameron International Corp.*	22,433	1,309,414
Dresser-Rand Group, Inc.*	10,930	682,032
Dril-Quip, Inc.*	5,900	677,025
FMC Technologies, Inc.*	34,132	1,891,595
Frank’s International N.V.*	2,233	66,834
Halliburton Co.	134,100	6,456,915
Oceaneering International, Inc.	15,600	1,267,344
RPC, Inc.	7,200	111,384
Schlumberger Ltd.	191,327	16,905,654
Seadrill Ltd.	50,800	2,290,064

		31,938,157

Oil, Gas & Consumable Fuels (2.3%)
Anadarko Petroleum Corp.	4,000	371,960
Cabot Oil & Gas Corp.	60,600	2,261,592
Cheniere Energy, Inc.*	34,700	1,184,658
Cobalt International Energy, Inc.*	36,300	902,418
Concho Resources, Inc.*	15,100	1,643,031
Continental Resources, Inc.*	6,195	664,476
CVR Energy, Inc.	2,200	84,744

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
EOG Resources, Inc.	36,700	$6,212,576
EQT Corp.	19,800	1,756,656
Gulfport Energy Corp.*	9,100	585,494
Kinder Morgan, Inc.	87,250	3,103,483
Kosmos Energy Ltd.*	14,500	149,060
Laredo Petroleum Holdings, Inc.*	5,450	161,756
Noble Energy, Inc.	6,500	435,565
Oasis Petroleum, Inc.*	13,400	658,342
Pioneer Natural Resources Co.	14,500	2,737,600
QEP Resources, Inc.	2,600	71,994
Range Resources Corp.	23,442	1,779,013
SM Energy Co.	9,562	738,091
Southwestern Energy Co.*	50,572	1,839,809
Whiting Petroleum Corp.*	1,300	77,805
Williams Cos., Inc.	53,900	1,959,804
World Fuel Services Corp.	1,900	70,889

		29,450,816

Total Energy		61,388,973

Financials (5.3%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	7,586	1,385,507
Ameriprise Financial, Inc.	9,300	847,044
Artisan Partners Asset Management, Inc.	700	36,652
BlackRock, Inc.	6,627	1,793,399
Charles Schwab Corp.	21,400	452,396
Eaton Vance Corp.	17,260	670,206
Federated Investors, Inc., Class B	9,830	266,983
Franklin Resources, Inc.	59,131	2,989,072
Lazard Ltd., Class A	18,424	663,633
LPL Financial Holdings, Inc.	6,310	241,736
SEI Investments Co.	19,575	605,063
T. Rowe Price Group, Inc.	37,336	2,685,578
Waddell & Reed Financial, Inc., Class A	12,379	637,271

		13,274,540

Commercial Banks (0.0%)
Signature Bank/New York*	700	64,064

Consumer Finance (0.8%)
American Express Co.	136,386	10,299,871

Diversified Financial Services (0.5%)
CBOE Holdings, Inc.	12,530	566,732
IntercontinentalExchange, Inc.*	10,475	1,900,374
Leucadia National Corp.	5,700	155,268
McGraw Hill Financial, Inc.	18,582	1,218,793
Moody’s Corp.	28,002	1,969,381
MSCI, Inc.*	7,191	289,510

		6,100,058

Insurance (1.0%)
Allied World Assurance Co. Holdings AG	1,700	168,963
American Financial Group, Inc.	1,500	81,090
Aon plc	34,300	2,553,292
Arch Capital Group Ltd.*	1,200	64,956
Arthur J. Gallagher & Co.	18,200	794,430
Axis Capital Holdings Ltd.	4,300	186,233
Brown & Brown, Inc.	7,700	247,170
Chubb Corp.	5,300	473,078
Endurance Specialty Holdings Ltd.	2,100	112,812
Erie Indemnity Co., Class A	3,543	256,761
Hanover Insurance Group, Inc.	1,800	99,576
Loews Corp.	3,500	163,590
Marsh & McLennan Cos., Inc.	53,000	2,308,150
Progressive Corp.	69,800	1,900,654
Prudential Financial, Inc.	25,600	1,996,288
Travelers Cos., Inc.	14,600	1,237,642
Validus Holdings Ltd.	1,287	47,593

		12,692,278

Real Estate Investment Trusts (REITs) (1.8%)
American Homes 4 Rent (REIT), Class A*	1,440	23,256
American Tower Corp. (REIT)	56,920	4,219,480
Apartment Investment & Management Co. (REIT), Class A	11,500	321,310
Boston Properties, Inc. (REIT)	2,100	224,490
CBL & Associates Properties, Inc. (REIT)	7,600	145,160
Corrections Corp. of America (REIT)	10,400	359,320
Digital Realty Trust, Inc. (REIT)	14,541	772,127
Equity Lifestyle Properties, Inc. (REIT)	8,600	293,862
Extra Space Storage, Inc. (REIT)	1,200	54,900
Federal Realty Investment Trust (REIT)	6,181	627,063
Omega Healthcare Investors, Inc. (REIT)	16,700	498,829
Plum Creek Timber Co., Inc. (REIT)	23,439	1,097,648
Public Storage (REIT)	19,262	3,092,514
Rayonier, Inc. (REIT)	18,094	1,006,931
Regency Centers Corp. (REIT)	5,500	265,925
Senior Housing Properties Trust (REIT)	1,900	44,346
Simon Property Group, Inc. (REIT)	33,361	4,945,101
Spirit Realty Capital, Inc. (REIT)	10,224	93,856
Tanger Factory Outlet Centers (REIT)	13,500	440,775
Taubman Centers, Inc. (REIT)	1,700	114,427
Ventas, Inc. (REIT)	19,000	1,168,500
Vornado Realty Trust (REIT)	5,200	437,112
Weyerhaeuser Co. (REIT)	83,800	2,399,194

		22,646,126

Real Estate Management & Development (0.1%)
CBRE Group, Inc., Class A*	40,143	928,508
Realogy Holdings Corp.*	15,410	662,938
St. Joe Co.*	600	11,772

		1,603,218

Thrifts & Mortgage Finance (0.1%)
Nationstar Mortgage Holdings, Inc.*	3,100	174,313
Ocwen Financial Corp.*	14,900	830,973

		1,005,286

Total Financials		67,685,441

Health Care (12.2%)
Biotechnology (4.9%)
Alexion Pharmaceuticals, Inc.*	28,090	3,262,935
Alkermes plc*	18,100	608,522
Amgen, Inc.	108,000	12,089,520
ARIAD Pharmaceuticals, Inc.*	26,500	487,600
Biogen Idec, Inc.*	34,200	8,233,992
BioMarin Pharmaceutical, Inc.*	20,049	1,447,939
Celgene Corp.*	60,097	9,250,731
Cubist Pharmaceuticals, Inc.*	9,400	597,370
Gilead Sciences, Inc.*	219,574	13,798,030
Incyte Corp.*	14,800	564,620
Medivation, Inc.*	10,800	647,352

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Myriad Genetics, Inc.*	11,434	$268,699
Onyx Pharmaceuticals, Inc.*	10,500	1,309,035
Pharmacyclics, Inc.*	8,400	1,162,728
Quintiles Transnational Holdings, Inc.*	1,700	76,296
Regeneron Pharmaceuticals, Inc.*	11,600	3,629,292
Seattle Genetics, Inc.*	14,400	631,152
Theravance, Inc.*	11,300	462,057
United Therapeutics Corp.*	6,652	524,510
Vertex Pharmaceuticals, Inc.*	33,507	2,540,501

		61,592,881

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	77,956	5,120,930
Becton, Dickinson and Co.	27,992	2,799,760
C.R. Bard, Inc.	11,624	1,339,085
Cooper Cos., Inc.	5,200	674,388
DENTSPLY International, Inc.	5,732	248,826
Edwards Lifesciences Corp.*	16,246	1,131,209
Hologic, Inc.*	11,300	233,345
IDEXX Laboratories, Inc.*	7,747	771,988
Intuitive Surgical, Inc.*	5,821	2,190,268
ResMed, Inc.	20,432	1,079,218
Sirona Dental Systems, Inc.*	7,900	528,747
St. Jude Medical, Inc.	25,954	1,392,172
Stryker Corp.	27,791	1,878,394
Varian Medical Systems, Inc.*	15,590	1,165,041
Zimmer Holdings, Inc.	1,400	114,996

		20,668,367

Health Care Providers & Services (1.8%)
Aetna, Inc.	14,500	928,290
AmerisourceBergen Corp.	33,208	2,029,009
Brookdale Senior Living, Inc.*	14,300	376,090
Catamaran Corp.*	29,632	1,361,591
Cigna Corp.	2,400	184,464
Community Health Systems, Inc.	1,000	41,500
DaVita HealthCare Partners, Inc.*	26,496	1,507,622
Envision Healthcare Holdings, Inc.*	4,567	118,879
Express Scripts Holding Co.*	102,830	6,352,837
HCA Holdings, Inc.	2,800	119,700
Health Management Associates, Inc., Class A*	37,300	477,440
Henry Schein, Inc.*	12,552	1,301,642
Laboratory Corp. of America Holdings*	13,396	1,328,080
McKesson Corp.	32,671	4,191,689
MEDNAX, Inc.*	4,700	471,880
Patterson Cos., Inc.	11,174	449,195
Quest Diagnostics, Inc.	1,446	89,348
Tenet Healthcare Corp.*	14,828	610,765
Universal Health Services, Inc., Class B	8,816	661,112

		22,601,133

Health Care Technology (0.2%)
Cerner Corp.*	42,640	2,240,732

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	5,847	299,659
Bruker Corp.*	15,700	324,205
Charles River Laboratories International, Inc.*	3,127	144,655
Covance, Inc.*	8,045	695,571
Illumina, Inc.*	17,891	1,446,129
Life Technologies Corp.*	16,124	1,206,559
Mettler-Toledo International, Inc.*	4,347	1,043,671
Techne Corp.	2,454	196,467
Waters Corp.*	12,342	1,310,844

		6,667,760

Pharmaceuticals (3.2%)
AbbVie, Inc.	227,906	10,194,235
Actavis, Inc.*	19,200	2,764,800
Allergan, Inc.	42,644	3,857,150
Bristol-Myers Squibb Co.	203,500	9,417,980
Eli Lilly and Co.	31,232	1,571,906
Endo Health Solutions, Inc.*	16,100	731,584
Jazz Pharmaceuticals plc*	7,500	689,775
Johnson & Johnson	52,114	4,517,763
Mylan, Inc.*	54,823	2,092,594
Perrigo Co.	13,589	1,676,611
Salix Pharmaceuticals Ltd.*	8,800	588,544
Warner Chilcott plc, Class A	33,600	767,760
Zoetis, Inc.	71,950	2,239,084

		41,109,786

Total Health Care		154,880,659

Industrials (12.1%)
Aerospace & Defense (3.9%)
B/E Aerospace, Inc.*	13,300	981,806
Boeing Co.	109,171	12,827,593
Hexcel Corp.*	14,400	558,720
Honeywell International, Inc.	113,291	9,407,685
Huntington Ingalls Industries, Inc.	7,200	485,280
Lockheed Martin Corp.	37,431	4,774,324
Precision Castparts Corp.	21,127	4,800,900
Rockwell Collins, Inc.	17,370	1,178,728
Spirit AeroSystems Holdings, Inc., Class A*	2,147	52,043
TransDigm Group, Inc.	7,553	1,047,601
Triumph Group, Inc.	1,500	105,330
United Technologies Corp.	123,982	13,367,739

		49,587,749

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	23,058	1,373,334
Expeditors International of Washington, Inc.	29,676	1,307,525
United Parcel Service, Inc., Class B	104,259	9,526,145

		12,207,004

Airlines (0.3%)
Alaska Air Group, Inc.	9,300	582,366
Copa Holdings S.A., Class A	4,798	665,339
Delta Air Lines, Inc.	56,389	1,330,216
Southwest Airlines Co.	11,345	165,183
United Continental Holdings, Inc.*	51,187	1,571,953

		4,315,057

Building Products (0.2%)
A.O. Smith Corp.	4,700	212,440
Armstrong World Industries, Inc.*	3,931	216,048
Fortune Brands Home & Security, Inc.	20,800	865,904
Lennox International, Inc.	7,268	546,989
Masco Corp.	51,275	1,091,132

		2,932,513

Commercial Services & Supplies (0.4%)
Cintas Corp.	4,100	209,920
Clean Harbors, Inc.*	8,700	510,342
Copart, Inc.*	16,054	510,357
Iron Mountain, Inc.	22,022	595,035
KAR Auction Services, Inc.	4,000	112,840
Pitney Bowes, Inc.	12,500	227,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
R.R. Donnelley & Sons Co.	14,100	$222,780
Rollins, Inc.	9,100	241,241
Stericycle, Inc.*	12,471	1,439,153
Waste Connections, Inc.	16,744	760,345
Waste Management, Inc.	5,300	218,572

		5,047,960

Construction & Engineering (0.2%)
AECOM Technology Corp.*	1,400	43,778
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	14,500	982,665
Fluor Corp.	14,079	999,046
Quanta Services, Inc.*	6,300	173,313

		2,198,802

Electrical Equipment (0.9%)
AMETEK, Inc.	35,023	1,611,758
Babcock & Wilcox Co.	11,102	374,359
Emerson Electric Co.	77,371	5,005,904
Hubbell, Inc., Class B	6,200	649,388
Rockwell Automation, Inc.	20,112	2,150,777
Roper Industries, Inc.	14,273	1,896,454
SolarCity Corp.*	3,100	107,260

		11,795,900

Industrial Conglomerates (0.9%)
3M Co.	84,041	10,035,336
Carlisle Cos., Inc.	411	28,889
Danaher Corp.	17,438	1,208,802

		11,273,027

Machinery (2.0%)
Caterpillar, Inc.	17,095	1,425,210
Colfax Corp.*	12,300	694,827
Crane Co.	6,400	394,688
Cummins, Inc.	22,386	2,974,428
Deere & Co.	55,847	4,545,387
Donaldson Co., Inc.	19,380	738,959
Dover Corp.	18,200	1,634,906
Flowserve Corp.	20,569	1,283,300
Graco, Inc.	8,816	652,913
Harsco Corp.	800	19,920
IDEX Corp.	10,976	716,184
Illinois Tool Works, Inc.	20,200	1,540,654
Ingersoll-Rand plc	30,600	1,987,164
ITT Corp.	12,900	463,755
Lincoln Electric Holdings, Inc.	11,900	792,778
Manitowoc Co., Inc.	19,200	375,936
Navistar International Corp.*	1,000	36,480
Nordson Corp.	9,200	677,396
PACCAR, Inc.	6,591	366,855
Pall Corp.	15,968	1,230,175
Snap-on, Inc.	1,000	99,500
Stanley Black & Decker, Inc.	2,100	190,197
Toro Co.	8,326	452,518
Valmont Industries, Inc.	3,868	537,304
WABCO Holdings, Inc.*	8,447	711,744
Wabtec Corp.	13,834	869,744
Xylem, Inc.	1,600	44,688

		25,457,610

Marine (0.0%)
Kirby Corp.*	4,788	414,401

Professional Services (0.4%)
Dun & Bradstreet Corp.	5,340	554,559
Equifax, Inc.	17,300	1,035,405
IHS, Inc., Class A*	9,517	1,086,651
Nielsen Holdings N.V.	4,491	163,697
Robert Half International, Inc.	20,005	780,795
Verisk Analytics, Inc., Class A*	21,791	1,415,544

		5,036,651

Road & Rail (1.4%)
Amerco, Inc.	600	110,478
Avis Budget Group, Inc.*	15,500	446,865
Con-way, Inc.	2,928	126,167
CSX Corp.	73,300	1,886,742
Genesee & Wyoming, Inc., Class A*	2,700	251,019
Hertz Global Holdings, Inc.*	49,800	1,103,568
J.B. Hunt Transport Services, Inc.	13,170	960,488
Kansas City Southern	15,869	1,735,434
Landstar System, Inc.	6,666	373,163
Norfolk Southern Corp.	8,200	634,270
Old Dominion Freight Line, Inc.*	10,200	469,098
Union Pacific Corp.	67,174	10,434,809

		18,532,101

Trading Companies & Distributors (0.5%)
Fastenal Co.	42,708	2,146,077
HD Supply Holdings, Inc.*	5,701	125,251
MRC Global, Inc.*	5,100	136,680
MSC Industrial Direct Co., Inc., Class A	6,777	551,309
United Rentals, Inc.*	13,500	786,915
W.W. Grainger, Inc.	8,546	2,236,574

		5,982,806

Total Industrials		154,781,581

Information Technology (26.3%)
Communications Equipment (1.7%)
F5 Networks, Inc.*	11,340	972,518
Harris Corp.	2,739	162,423
JDS Uniphase Corp.*	25,600	376,576
Juniper Networks, Inc.*	13,400	266,124
Motorola Solutions, Inc.	32,900	1,953,602
Palo Alto Networks, Inc.*	4,766	218,378
QUALCOMM, Inc.	248,639	16,748,323
Riverbed Technology, Inc.*	22,200	323,898

		21,021,842

Computers & Peripherals (4.5%)
3D Systems Corp.*	14,400	777,456
Apple, Inc.	102,322	48,782,014
EMC Corp.	151,152	3,863,445
NCR Corp.*	23,612	935,271
NetApp, Inc.	51,826	2,208,824
SanDisk Corp.	15,900	946,209
Stratasys Ltd.*	2,500	253,150

		57,766,369

Electronic Equipment, Instruments & Components (0.3%)
Amphenol Corp., Class A	23,032	1,782,216
CDW Corp.*	1,374	31,369
Dolby Laboratories, Inc., Class A	2,574	88,829
FLIR Systems, Inc.	14,206	446,068
IPG Photonics Corp.	4,600	259,026
National Instruments Corp.	13,770	425,906
Trimble Navigation Ltd.*	36,768	1,092,377

		4,125,791

Internet Software & Services (5.1%)
Akamai Technologies, Inc.*	25,523	1,319,539
eBay, Inc.*	186,776	10,420,233
Equinix, Inc.*	7,121	1,307,772
Facebook, Inc., Class A*	245,200	12,318,848
Google, Inc., Class A*	38,892	34,065,892
IAC/InterActiveCorp	10,700	584,969

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
LinkedIn Corp., Class A*	13,100	$3,223,386
Pandora Media, Inc.*	18,583	466,991
Rackspace Hosting, Inc.*	16,200	854,712
VeriSign, Inc.*	20,441	1,040,242

		65,602,584

IT Services (6.5%)
Accenture plc, Class A	92,500	6,811,700
Alliance Data Systems Corp.*	7,140	1,509,896
Automatic Data Processing, Inc.	69,800	5,052,124
Booz Allen Hamilton Holding Corp.	4,100	79,212
Broadridge Financial Solutions, Inc.	17,387	552,037
Cognizant Technology Solutions Corp., Class A*	43,407	3,564,583
DST Systems, Inc.	3,989	300,811
Fidelity National Information Services, Inc.	4,100	190,404
Fiserv, Inc.*	19,129	1,932,985
FleetCor Technologies, Inc.*	9,824	1,082,212
Gartner, Inc.*	13,500	810,000
Genpact Ltd.*	24,154	456,028
Global Payments, Inc.	10,956	559,633
International Business Machines Corp.	149,856	27,750,334
Jack Henry & Associates, Inc.	12,400	639,964
Lender Processing Services, Inc.	12,375	411,716
Mastercard, Inc., Class A	16,912	11,378,055
NeuStar, Inc., Class A*	9,450	467,586
Paychex, Inc.	42,080	1,710,131
Teradata Corp.*	23,451	1,300,123
Total System Services, Inc.	18,200	535,444
Vantiv, Inc., Class A*	12,500	349,250
Visa, Inc., Class A	75,227	14,375,880
Western Union Co.	80,155	1,495,692

		83,315,800

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	607	27,637

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	87,123	331,068
Altera Corp.	15,856	589,209
Analog Devices, Inc.	19,099	898,608
Applied Materials, Inc.	114,300	2,004,822
Atmel Corp.*	61,600	458,304
Avago Technologies Ltd.	32,400	1,397,088
Broadcom Corp., Class A	35,837	932,120
Cree, Inc.*	17,000	1,023,230
Freescale Semiconductor Ltd.*	3,600	59,940
Intel Corp.	46,500	1,065,780
Lam Research Corp.*	5,398	276,324
Linear Technology Corp.	33,515	1,329,205
LSI Corp.	9,100	71,162
Maxim Integrated Products, Inc.	41,878	1,247,964
Microchip Technology, Inc.	28,317	1,140,892
ON Semiconductor Corp.*	61,600	449,680
Silicon Laboratories, Inc.*	5,293	226,064
Skyworks Solutions, Inc.*	22,800	566,352
Texas Instruments, Inc.	159,631	6,428,340
Xilinx, Inc.	37,963	1,778,946

		22,275,098

Software (6.4%)
Adobe Systems, Inc.*	28,134	1,461,280
ANSYS, Inc.*	13,412	1,160,406
Autodesk, Inc.*	25,580	1,053,129
Cadence Design Systems, Inc.*	40,700	549,450
Citrix Systems, Inc.*	26,929	1,901,457
Concur Technologies, Inc.*	6,700	740,350
Electronic Arts, Inc.*	33,400	853,370
FactSet Research Systems, Inc.	6,369	694,858
Fortinet, Inc.*	19,500	395,070
Informatica Corp.*	15,500	604,035
Intuit, Inc.	42,729	2,833,360
MICROS Systems, Inc.*	1,614	80,603
Microsoft Corp.#	1,201,949	40,036,921
NetSuite, Inc.*	5,100	550,494
Oracle Corp.	511,001	16,949,903
Red Hat, Inc.*	27,251	1,257,361
Rovi Corp.*	1,693	32,455
Salesforce.com, Inc.*	84,884	4,406,328
ServiceNow, Inc.*	11,289	586,464
SolarWinds, Inc.*	9,400	329,564
Solera Holdings, Inc.	9,900	523,413
Splunk, Inc.*	14,700	882,588
Symantec Corp.	72,939	1,805,240
Tableau Software, Inc., Class A*	1,300	92,612
TIBCO Software, Inc.*	23,600	603,924
VMware, Inc., Class A*	12,266	992,319
Workday, Inc., Class A*	5,360	433,785

		81,810,739

Total Information Technology		335,945,860

Materials (4.5%)
Chemicals (3.7%)
Airgas, Inc.	9,400	996,870
Albemarle Corp.	4,382	275,803
Celanese Corp.	22,992	1,213,748
Dow Chemical Co.	22,800	875,520
E.I. du Pont de Nemours & Co.	132,421	7,754,574
Eastman Chemical Co.	22,288	1,736,235
Ecolab, Inc.	37,741	3,727,301
FMC Corp.	19,558	1,402,700
International Flavors & Fragrances, Inc.	11,766	968,342
LyondellBasell Industries N.V., Class A	58,400	4,276,632
Monsanto Co.	76,868	8,022,713
NewMarket Corp.	1,400	403,074
PPG Industries, Inc.	18,700	3,124,022
Praxair, Inc.	42,568	5,117,099
Rockwood Holdings, Inc.	8,100	541,890
RPM International, Inc.	17,800	644,360
Scotts Miracle-Gro Co., Class A	6,193	340,801
Sherwin-Williams Co.	12,771	2,326,621
Sigma-Aldrich Corp.	16,324	1,392,437
Valspar Corp.	12,800	811,904
W.R. Grace & Co.*	9,500	830,300
Westlake Chemical Corp.	2,500	261,650

		47,044,596

Construction Materials (0.1%)
Eagle Materials, Inc.	7,100	515,105
Martin Marietta Materials, Inc.	6,636	651,456

		1,166,561

Containers & Packaging (0.4%)
AptarGroup, Inc.	6,700	402,871
Avery Dennison Corp.	4,500	195,840
Ball Corp.	21,324	957,021
Bemis Co., Inc.	6,500	253,565
Crown Holdings, Inc.*	17,603	744,255
Greif, Inc., Class A	900	44,127
Owens-Illinois, Inc.*	13,900	417,278

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Packaging Corp. of America	14,100	$804,969
Rock-Tenn Co., Class A	7,500	759,525
Sealed Air Corp.	28,100	764,039
Silgan Holdings, Inc.	6,300	296,100

		5,639,590

Metals & Mining (0.1%)
Compass Minerals International, Inc.	4,819	367,545
Royal Gold, Inc.	2,322	112,988
Southern Copper Corp.	22,629	616,414
Tahoe Resources, Inc.*	1,500	26,880

		1,123,827

Paper & Forest Products (0.2%)
International Paper Co.	55,000	2,464,000

Total Materials		57,438,574

Telecommunication Services (2.0%)
Diversified Telecommunication Services (1.6%)
Intelsat S.A.*	100	2,400
Level 3 Communications, Inc.*	7,814	208,555
tw telecom, Inc.*	21,557	643,800
Verizon Communications, Inc.	411,800	19,214,588
Windstream Holdings, Inc.	80,580	644,640

		20,713,983

Wireless Telecommunication Services (0.4%)
Crown Castle International Corp.*	42,264	3,086,540
SBA Communications Corp., Class A*	18,318	1,473,866
Sprint Corp.*	22,240	138,111

		4,698,517

Total Telecommunication Services		25,412,500

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	7,533	707,047

Gas Utilities (0.1%)
ONEOK, Inc.	27,900	1,487,628
Questar Corp.	3,200	71,968

		1,559,596

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	6,500	126,295

Water Utilities (0.0%)
Aqua America, Inc.	22,100	546,533

Total Utilities		2,939,471

Total Investments (99.4%) (Cost $696,950,984)		1,269,271,294
Other Assets Less Liabilities (0.6%)		7,302,343

Net Assets (100%)		$1,276,573,637

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $20,119,240.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	81	December-13	$6,812,226	$6,780,915	$(31,311)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$253,033,853	$—	$—	$253,033,853
Consumer Staples	155,764,382	—	—	155,764,382
Energy	61,388,973	—	—	61,388,973
Financials	67,685,441	—	—	67,685,441
Health Care	154,880,659	—	—	154,880,659
Industrials	154,781,581	—	—	154,781,581
Information Technology	335,945,860	—	—	335,945,860
Materials	57,438,574	—	—	57,438,574
Telecommunication Services	25,412,500	—	—	25,412,500
Utilities	2,939,471	—	—	2,939,471

Total Assets	$1,269,271,294	$—	$—	$1,269,271,294

Liabilities:
Futures	$(31,311)	$—	$—	$(31,311)

Total Liabilities	$(31,311)	$—	$—	$(31,311)

Total	$1,269,239,983	$—	$—	$1,269,239,983

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$172,753,628
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$173,972,045

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$572,563,291
Aggregate gross unrealized depreciation	(3,331,208)

Net unrealized appreciation	$569,232,083

Federal income tax cost of investments	$700,039,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.8%)
Auto Components (0.4%)
Allison Transmission Holdings, Inc.	1,188	$29,759
BorgWarner, Inc.	28,039	2,842,874
Delphi Automotive plc	222,650	13,007,213
Gentex Corp.	20,067	513,515
Goodyear Tire & Rubber Co.*	59,653	1,339,210
Lear Corp.	2,549	182,432
Visteon Corp.*	12,086	914,185

		18,829,188

Automobiles (0.4%)
Ford Motor Co.	328,705	5,545,253
Harley-Davidson, Inc.	85,006	5,460,786
Tesla Motors, Inc.*	50,121	9,694,404
Thor Industries, Inc.	10,730	622,769

		21,323,212

Distributors (0.2%)
Genuine Parts Co.	35,531	2,874,103
LKQ Corp.*	291,411	9,284,354

		12,158,457

Diversified Consumer Services (0.0%)
H&R Block, Inc.	66,084	1,761,799
Service Corp. International	40,152	747,630
Weight Watchers International, Inc.	3,585	133,972

		2,643,401

Hotels, Restaurants & Leisure (3.7%)
Bally Technologies, Inc.*	9,386	676,355
Brinker International, Inc.	16,053	650,628
Burger King Worldwide, Inc.	24,395	476,190
Carnival plc	57,169	1,938,016
Chipotle Mexican Grill, Inc.*	51,284	21,985,451
Choice Hotels International, Inc.	365	15,764
Darden Restaurants, Inc.	20,580	952,648
Domino’s Pizza, Inc.	13,660	928,197
Dunkin’ Brands Group, Inc.	25,878	1,171,238
International Game Technology	63,218	1,196,717
Las Vegas Sands Corp.	188,161	12,497,654
Marriott International, Inc., Class A	88,625	3,727,567
McDonald’s Corp.	243,176	23,395,963
MGM Resorts International*	143,884	2,940,989
Norwegian Cruise Line Holdings Ltd.*	6,181	190,684
Panera Bread Co., Class A*	6,821	1,081,333
SeaWorld Entertainment, Inc.	7,416	219,736
Six Flags Entertainment Corp.	16,048	542,262
Starbucks Corp.	706,865	54,407,399
Starwood Hotels & Resorts Worldwide, Inc.	320,064	21,268,253
Wyndham Worldwide Corp.	32,972	2,010,303
Wynn Macau Ltd.	112,400	383,319
Wynn Resorts Ltd.	189,805	29,991,088
Yum! Brands, Inc.	109,121	7,790,148

		190,437,902

Household Durables (0.2%)
D.R. Horton, Inc.	99,777	1,938,667
Jarden Corp.*	30,815	1,491,446
Lennar Corp., Class A	56,853	2,012,596
Newell Rubbermaid, Inc.	40,553	1,115,207
NVR, Inc.*	1,008	926,544
PulteGroup, Inc.	94,043	1,551,710
Taylor Morrison Home Corp., Class A*	6,817	154,405
Tempur Sealy International, Inc.*	14,659	644,410
Tupperware Brands Corp.	12,840	1,108,991
Whirlpool Corp.	1,351	197,840

		11,141,816

Internet & Catalog Retail (2.7%)
Amazon.com, Inc.*	232,392	72,655,035
Ctrip.com International Ltd. (ADR)*	61,705	3,605,423
Expedia, Inc.	25,866	1,339,600
Groupon, Inc.*	101,945	1,142,803
HomeAway, Inc.*	13,730	384,440
Liberty Interactive Corp.*	10,448	245,215
Liberty Ventures*	8,934	787,711
Netflix, Inc.*	42,468	13,131,530
priceline.com, Inc.*	40,452	40,894,949
TripAdvisor, Inc.*	68,559	5,199,515

		139,386,221

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	23,709	1,117,642
Mattel, Inc.	83,796	3,507,701
Polaris Industries, Inc.	15,719	2,030,580

		6,655,923

Media (4.1%)
AMC Networks, Inc., Class A*	137,565	9,420,451
Cablevision Systems Corp. - New York Group, Class A	47,314	796,768
CBS Corp., Class B	136,343	7,520,680
Charter Communications, Inc., Class A*	28,974	3,904,536
Cinemark Holdings, Inc.	28,004	888,847
Clear Channel Outdoor Holdings, Inc., Class A*	10,406	85,329
Comcast Corp., Class A	815,761	36,831,609
DIRECTV*	126,646	7,567,099
Discovery Communications, Inc., Class A*	59,367	5,011,762
Discovery Communications, Inc., Class C*	199,814	15,609,470
DISH Network Corp., Class A	50,596	2,277,326
Interpublic Group of Cos., Inc.	47,343	813,353
Lamar Advertising Co., Class A*	19,133	899,825
Liberty Global plc*	109,563	8,264,337
Liberty Global plc, Class A*	136,409	10,824,054
Lions Gate Entertainment Corp.*	19,622	687,751
Madison Square Garden Co., Class A*	14,847	862,165
Morningstar, Inc.	5,028	398,519
News Corp., Class A*	88,876	1,427,349
Omnicom Group, Inc.	62,734	3,979,845
Regal Entertainment Group, Class A	4,435	84,176
Scripps Networks Interactive, Inc., Class A	26,611	2,078,585
Sirius XM Radio, Inc.	3,361,020	13,007,148
Starz, Class A*	25,002	703,306
Time Warner Cable, Inc.	70,581	7,876,840
Twenty-First Century Fox, Inc.	459,704	15,400,084
Viacom, Inc., Class B	271,671	22,706,262
Walt Disney Co.	451,166	29,095,695

		209,023,171

Multiline Retail (0.5%)
Big Lots, Inc.*	3,771	139,867
Dillard’s, Inc., Class A	4,419	346,008

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Dollar General Corp.*	79,383	$4,481,964
Dollar Tree, Inc.*	82,457	4,713,242
Family Dollar Stores, Inc.	23,366	1,682,819
Macy’s, Inc.	72,146	3,121,758
Nordstrom, Inc.	35,191	1,977,734
Target Corp.	122,039	7,808,055

		24,271,447

Specialty Retail (4.1%)
Aaron’s, Inc.	2,811	77,865
Abercrombie & Fitch Co., Class A	2,241	79,264
Advance Auto Parts, Inc.	17,708	1,464,098
American Eagle Outfitters, Inc.	30,148	421,771
Ascena Retail Group, Inc.*	4,512	89,924
AutoNation, Inc.*	144,137	7,519,627
AutoZone, Inc.*	18,891	7,985,792
Bed Bath & Beyond, Inc.*	53,030	4,102,401
Best Buy Co., Inc.	272,650	10,224,375
Cabela’s, Inc.*	11,544	727,618
CarMax, Inc.*	127,820	6,195,435
Chico’s FAS, Inc.	36,891	614,604
Dick’s Sporting Goods, Inc.	23,984	1,280,266
DSW, Inc., Class A	7,879	672,236
Foot Locker, Inc.	4,324	146,757
Gap, Inc.	67,739	2,728,527
GNC Holdings, Inc., Class A	23,868	1,303,909
Home Depot, Inc.	891,327	67,607,153
L Brands, Inc.	58,236	3,558,220
Lowe’s Cos., Inc.	358,043	17,046,427
O’Reilly Automotive, Inc.*	26,802	3,419,667
PetSmart, Inc.	25,073	1,912,067
Restoration Hardware Holdings, Inc.*	93,712	5,936,655
Ross Stores, Inc.	89,665	6,527,612
Sally Beauty Holdings, Inc.*	41,211	1,078,080
Signet Jewelers Ltd.	1,721	123,310
Tiffany & Co.	27,108	2,077,015
TJX Cos., Inc.	836,637	47,177,960
Tractor Supply Co.	86,110	5,784,009
Ulta Salon Cosmetics & Fragrance, Inc.*	15,453	1,846,015
Urban Outfitters, Inc.*	26,130	960,800
Williams-Sonoma, Inc.	23,713	1,332,671

		212,022,130

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.	14,384	1,091,602
Coach, Inc.	68,171	3,717,365
Deckers Outdoor Corp.*	3,687	243,047
Fossil Group, Inc.*	12,484	1,451,140
Hanesbrands, Inc.	23,920	1,490,455
Lululemon Athletica, Inc.*	220,884	16,144,411
Michael Kors Holdings Ltd.*	105,919	7,893,084
NIKE, Inc., Class B	214,715	15,596,897
Prada S.p.A	201,200	1,949,507
PVH Corp.	17,423	2,067,936
Ralph Lauren Corp.	14,556	2,397,810
Under Armour, Inc., Class A*	151,755	12,056,935
VF Corp.	21,242	4,228,220

		70,328,409

Total Consumer Discretionary		918,221,277

Consumer Staples (6.4%)
Beverages (1.9%)
Anheuser-Busch InBev N.V.	14,930	1,486,173
Brown-Forman Corp., Class B	36,698	2,500,235
Coca-Cola Co.	927,734	35,142,564
Coca-Cola Enterprises, Inc.	66,496	2,673,804
Constellation Brands, Inc., Class A*	312,575	17,941,805
Dr. Pepper Snapple Group, Inc.	49,514	2,219,217
Monster Beverage Corp.*	64,029	3,345,515
PepsiCo, Inc.	407,659	32,408,890
Pernod-Ricard S.A.	10,239	1,271,460

		98,989,663

Food & Staples Retailing (1.5%)
Costco Wholesale Corp.	139,540	16,063,845
CVS Caremark Corp.	253,911	14,409,449
Fresh Market, Inc.*	9,979	472,107
Kroger Co.	126,166	5,089,537
Safeway, Inc.	4,601	147,186
Sprouts Farmers Market, Inc.*	3,478	154,388
Sysco Corp.	49,835	1,586,248
Walgreen Co.	173,068	9,311,058
Wal-Mart Stores, Inc.	258,970	19,153,421
Whole Foods Market, Inc.	181,698	10,629,333

		77,016,572

Food Products (1.2%)
Archer-Daniels-Midland Co.	12,176	448,564
Boulder Brands, Inc.*	179,907	2,885,708
Campbell Soup Co.	28,060	1,142,323
ConAgra Foods, Inc.	93,541	2,838,034
Flowers Foods, Inc.	41,517	890,124
General Mills, Inc.	156,380	7,493,730
Green Mountain Coffee Roasters, Inc.*	252,275	19,003,876
Hershey Co.	36,391	3,366,167
Hillshire Brands Co.	29,881	918,542
Hormel Foods Corp.	32,549	1,370,964
Ingredion, Inc.	2,306	152,588
J.M. Smucker Co.	3,417	358,922
Kellogg Co.	58,112	3,412,918
Kraft Foods Group, Inc.	144,205	7,562,110
McCormick & Co., Inc. (Non-Voting)	32,007	2,070,853
Mead Johnson Nutrition Co.	49,123	3,647,874
Nestle S.A. (Registered)	24,107	1,686,037
Pinnacle Foods, Inc.	4,711	124,700
WhiteWave Foods Co., Class A*	33,671	672,410

		60,046,444

Household Products (0.5%)
Church & Dwight Co., Inc.	33,534	2,013,717
Clorox Co.	26,709	2,182,660
Colgate-Palmolive Co.	226,250	13,416,625
Kimberly-Clark Corp.	77,996	7,348,783
Procter & Gamble Co.	26,241	1,983,557

		26,945,342

Personal Products (0.2%)
Avon Products, Inc.	105,095	2,164,957
Coty, Inc., Class A*	9,183	148,856
Estee Lauder Cos., Inc., Class A	56,190	3,927,681
Herbalife Ltd.	20,697	1,444,030
Nu Skin Enterprises, Inc., Class A	14,180	1,357,593

		9,043,117

Tobacco (1.1%)
Altria Group, Inc.	487,223	16,736,110
Lorillard, Inc.	91,645	4,103,863
Philip Morris International, Inc.	396,699	34,350,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Reynolds American, Inc.	57,888	$2,823,777

		58,013,916

Total Consumer Staples		330,055,054

Energy (3.4%)
Energy Equipment & Services (1.6%)
Atwood Oceanics, Inc.*	2,603	143,269
Baker Hughes, Inc.	6,771	332,456
Cameron International Corp.*	37,918	2,213,274
Dresser-Rand Group, Inc.*	18,489	1,153,713
Dril-Quip, Inc.*	9,855	1,130,861
FMC Technologies, Inc.*	106,364	5,894,693
Frank’s International N.V.*	3,730	111,639
Halliburton Co.	226,087	10,886,089
Oceaneering International, Inc.	26,255	2,132,956
RPC, Inc.	12,342	190,931
Schlumberger Ltd.	628,874	55,567,307
Seadrill Ltd.	85,742	3,865,249

		83,622,437

Oil, Gas & Consumable Fuels (1.8%)
Anadarko Petroleum Corp.	6,701	623,126
Cabot Oil & Gas Corp.	174,244	6,502,786
Cheniere Energy, Inc.*	58,565	1,999,409
Cobalt International Energy, Inc.*	61,281	1,523,446
Concho Resources, Inc.*	90,408	9,837,295
Continental Resources, Inc.*	10,370	1,112,286
CVR Energy, Inc.	3,813	146,877
EOG Resources, Inc.	77,681	13,149,840
EQT Corp.	62,378	5,534,176
Gulfport Energy Corp.*	126,051	8,110,121
Kinder Morgan, Inc.	147,170	5,234,837
Kosmos Energy Ltd.*	24,615	253,042
Laredo Petroleum Holdings, Inc.*	8,390	249,015
Noble Energy, Inc.	11,062	741,265
Oasis Petroleum, Inc.*	22,722	1,116,332
Pioneer Natural Resources Co.	115,633	21,831,510
QEP Resources, Inc.	4,426	122,556
Range Resources Corp.	96,705	7,338,943
SM Energy Co.	16,090	1,241,987
Southwestern Energy Co.*	85,287	3,102,741
Whiting Petroleum Corp.*	2,307	138,074
Williams Cos., Inc.	90,937	3,306,469
World Fuel Services Corp.	3,355	125,175

		93,341,308

Total Energy		176,963,745

Financials (5.2%)
Capital Markets (0.9%)
Affiliated Managers Group, Inc.*	84,137	15,366,782
Ameriprise Financial, Inc.	15,604	1,421,212
Artisan Partners Asset Management, Inc.	1,307	68,435
BlackRock, Inc.	11,183	3,026,343
Charles Schwab Corp.	36,261	766,558
Eaton Vance Corp.	29,137	1,131,390
Federated Investors, Inc., Class B	16,621	451,426
Franklin Resources, Inc.	158,382	8,006,210
Invesco Ltd.	126,403	4,032,256
Lazard Ltd., Class A	31,104	1,120,366
LPL Financial Holdings, Inc.	10,808	414,054
SEI Investments Co.	33,109	1,023,399
T. Rowe Price Group, Inc.	62,915	4,525,476
TD Ameritrade Holding Corp.	57,782	1,512,733
Waddell & Reed Financial, Inc., Class A	20,865	1,074,130

		43,940,770

Commercial Banks (0.4%)
Signature Bank/New York*	1,122	102,686
Wells Fargo & Co.	500,510	20,681,073

		20,783,759

Consumer Finance (0.9%)
American Express Co.	572,566	43,240,184

Diversified Financial Services (1.0%)
CBOE Holdings, Inc.	21,188	958,333
Citigroup, Inc.	531,186	25,767,833
IntercontinentalExchange, Inc.*	96,820	17,565,085
Leucadia National Corp.	9,725	264,909
McGraw Hill Financial, Inc.	31,397	2,059,329
Moody’s Corp.	47,183	3,318,380
MSCI, Inc.*	12,298	495,118

		50,428,987

Insurance (0.9%)
Allied World Assurance Co. Holdings AG	2,786	276,901
American Financial Group, Inc./Ohio	2,583	139,637
American International Group, Inc.	541,673	26,341,558
Aon plc	57,823	4,304,344
Arch Capital Group Ltd.*	2,052	111,075
Arthur J. Gallagher & Co.	30,766	1,342,936
Axis Capital Holdings Ltd.	7,395	320,277
Brown & Brown, Inc.	13,126	421,345
Chubb Corp.	8,990	802,447
Endurance Specialty Holdings Ltd.	3,583	192,479
Erie Indemnity Co., Class A	6,036	437,429
Hanover Insurance Group, Inc.	3,073	169,998
Loews Corp.	5,981	279,552
Marsh & McLennan Cos., Inc.	89,345	3,890,975
Progressive Corp.	117,662	3,203,936
Prudential Financial, Inc.	43,229	3,370,997
Travelers Cos., Inc.	24,650	2,089,580
Validus Holdings Ltd.	2,206	81,578

		47,777,044

Real Estate Investment Trusts (REITs) (0.9%)
American Homes 4 Rent (REIT), Class A*	2,373	38,324
American Tower Corp. (REIT)	235,281	17,441,381
Apartment Investment & Management Co. (REIT), Class A	19,462	543,768
Boston Properties, Inc. (REIT)	3,505	374,685
CBL & Associates Properties, Inc. (REIT)	12,980	247,918
Corrections Corp. of America (REIT)	17,718	612,157
Digital Realty Trust, Inc. (REIT)	24,498	1,300,844
Equity Lifestyle Properties, Inc. (REIT)	13,108	447,900
Extra Space Storage, Inc. (REIT)	2,177	99,598
Federal Realty Investment Trust (REIT)	10,406	1,055,689
Omega Healthcare Investors, Inc. (REIT)	28,204	842,453
Plum Creek Timber Co., Inc. (REIT)	39,518	1,850,628
Public Storage (REIT)	32,373	5,197,485
Rayonier, Inc. (REIT)	30,585	1,702,055
Regency Centers Corp. (REIT)	9,329	451,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Senior Housing Properties Trust (REIT)	3,368	$78,609
Simon Property Group, Inc. (REIT)	56,181	8,327,710
Spirit Realty Capital, Inc. (REIT)	17,319	158,988
Tanger Factory Outlet Centers (REIT)	22,930	748,665
Taubman Centers, Inc. (REIT)	1,178	79,291
Ventas, Inc. (REIT)	32,068	1,972,182
Vornado Realty Trust (REIT)	8,807	740,316
Weyerhaeuser Co. (REIT)	141,151	4,041,153

		48,352,856

Real Estate Management & Development (0.2%)
CBRE Group, Inc., Class A*	396,512	9,171,323
Realogy Holdings Corp.*	26,007	1,118,821
St. Joe Co.*	444	8,711

		10,298,855

Thrifts & Mortgage Finance (0.0%)
Nationstar Mortgage Holdings, Inc.*	5,219	293,464
Ocwen Financial Corp.*	25,159	1,403,118

		1,696,582

Total Financials		266,519,037

Health Care (10.4%)
Biotechnology (5.9%)
Alexion Pharmaceuticals, Inc.*	121,010	14,056,521
Alkermes plc*	30,695	1,031,966
Amgen, Inc.	181,915	20,363,565
ARIAD Pharmaceuticals, Inc.*	44,849	825,222
Biogen Idec, Inc.*	299,876	72,198,146
BioMarin Pharmaceutical, Inc.*	33,733	2,436,197
Celgene Corp.*	392,153	60,364,111
Cubist Pharmaceuticals, Inc.*	76,611	4,868,629
Gilead Sciences, Inc.*	1,569,116	98,603,249
Incyte Corp.*	25,004	953,903
Medivation, Inc.*	18,204	1,091,148
Myriad Genetics, Inc.*	19,352	454,772
Onyx Pharmaceuticals, Inc.*	17,649	2,200,301
Pharmacyclics, Inc.*	36,065	4,992,117
Quintiles Transnational Holdings, Inc.*	2,989	134,146
Regeneron Pharmaceuticals, Inc.*	29,026	9,081,365
Seattle Genetics, Inc.*	24,378	1,068,488
Theravance, Inc.*	17,728	724,898
United Therapeutics Corp.*	11,297	890,768
Vertex Pharmaceuticals, Inc.*	81,640	6,189,945

		302,529,457

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	131,463	8,635,804
Becton, Dickinson and Co.	47,125	4,713,442
Boston Scientific Corp.*	796,870	9,355,254
C.R. Bard, Inc.	19,530	2,249,856
Cooper Cos., Inc.	8,692	1,127,265
DENTSPLY International, Inc.	9,719	421,902
Edwards Lifesciences Corp.*	27,414	1,908,837
Hologic, Inc.*	19,192	396,315
IDEXX Laboratories, Inc.*	38,512	3,837,721
Intuitive Surgical, Inc.*	9,743	3,665,999
ResMed, Inc.	34,578	1,826,410
Sirona Dental Systems, Inc.*	13,340	892,846
St. Jude Medical, Inc.	43,733	2,345,838
Stryker Corp.	71,278	4,817,680
Varian Medical Systems, Inc.*	26,314	1,966,445
Zimmer Holdings, Inc.	2,299	188,840

		48,350,454

Health Care Providers & Services (1.6%)
Aetna, Inc.	24,419	1,563,304
AmerisourceBergen Corp.	56,024	3,423,066
Brookdale Senior Living, Inc.*	24,143	634,961
Cardinal Health, Inc.	176,231	9,190,447
Catamaran Corp.*	49,964	2,295,846
Cigna Corp.	4,027	309,515
Community Health Systems, Inc.	1,803	74,825
DaVita HealthCare Partners, Inc.*	44,694	2,543,089
Envision Healthcare Holdings, Inc.*	221,397	5,762,964
Express Scripts Holding Co.*	173,321	10,707,771
HCA Holdings, Inc.	4,764	203,661
Health Management Associates, Inc., Class A*	62,960	805,888
Henry Schein, Inc.*	21,144	2,192,633
Laboratory Corp. of America Holdings*	22,542	2,234,814
McKesson Corp.	108,240	13,887,192
MEDNAX, Inc.*	7,902	793,361
Patterson Cos., Inc.	19,005	764,001
Quest Diagnostics, Inc.	2,546	157,317
Team Health Holdings, Inc.*	95,981	3,641,519
Tenet Healthcare Corp.*	25,127	1,034,981
UnitedHealth Group, Inc.	301,167	21,566,569
Universal Health Services, Inc., Class B	14,824	1,111,652

		84,899,376

Health Care Technology (0.1%)
Cerner Corp.*	71,949	3,780,920

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	9,874	506,043
Bruker Corp.*	26,602	549,331
Charles River Laboratories International, Inc.*	5,387	249,203
Covance, Inc.*	13,566	1,172,916
Illumina, Inc.*	30,180	2,439,449
Life Technologies Corp.*	27,184	2,034,179
Mettler-Toledo International, Inc.*	7,326	1,758,899
Techne Corp.	4,168	333,690
Waters Corp.*	20,793	2,208,425

		11,252,135

Pharmaceuticals (1.7%)
AbbVie, Inc.	384,152	17,183,119
Actavis, Inc.*	102,701	14,788,944
Allergan, Inc.	71,902	6,503,536
Bristol-Myers Squibb Co.	343,042	15,875,984
Eli Lilly and Co.	52,673	2,651,032
Endo Health Solutions, Inc.*	27,249	1,238,195
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	306	—
Jazz Pharmaceuticals plc*	12,592	1,158,086
Johnson & Johnson	87,897	7,619,791
Mylan, Inc.*	92,465	3,529,389
Novo Nordisk A/S, Class B	13,503	2,292,505
Perrigo Co.	22,816	2,815,038
Salix Pharmaceuticals Ltd.*	14,883	995,375
Valeant Pharmaceuticals International, Inc.*	45,645	4,762,143
Warner Chilcott plc, Class A	56,835	1,298,680

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Zoetis, Inc.	121,296	$3,774,731

		86,486,548

Total Health Care		537,298,890

Industrials (10.0%)
Aerospace & Defense (2.6%)
B/E Aerospace, Inc.*	53,509	3,950,034
Boeing Co.	234,729	27,580,658
Hexcel Corp.*	24,344	944,547
Honeywell International, Inc.	190,844	15,847,686
Huntington Ingalls Industries, Inc.	12,179	820,865
Lockheed Martin Corp.	62,976	8,032,589
Precision Castparts Corp.	126,685	28,787,899
Rockwell Collins, Inc.	29,334	1,990,605
Rolls-Royce Holdings plc*	1,294,777	23,308,793
Spirit AeroSystems Holdings, Inc., Class A*	3,809	92,330
TransDigm Group, Inc.	12,716	1,763,709
Triumph Group, Inc.	2,552	179,202
United Technologies Corp.	208,937	22,527,587

		135,826,504

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	38,960	2,320,458
Expeditors International of Washington, Inc.	50,138	2,209,080
United Parcel Service, Inc., Class B	216,614	19,792,021

		24,321,559

Airlines (0.6%)
Alaska Air Group, Inc.	15,758	986,766
Copa Holdings S.A., Class A	82,640	11,459,689
Delta Air Lines, Inc.	547,154	12,907,363
Southwest Airlines Co.	19,347	281,692
United Continental Holdings, Inc.*	160,279	4,922,168

		30,557,678

Building Products (0.4%)
A.O. Smith Corp.	8,056	364,131
Armstrong World Industries, Inc.*	6,107	335,641
Fortune Brands Home & Security, Inc.	399,886	16,647,254
Lennox International, Inc.	12,237	920,957
Masco Corp.	86,608	1,843,018

		20,111,001

Commercial Services & Supplies (0.2%)
Cintas Corp.	7,043	360,602
Clean Harbors, Inc.*	14,700	862,302
Copart, Inc.*	27,123	862,240
Iron Mountain, Inc.	37,226	1,005,846
KAR Auction Services, Inc.	6,928	195,439
Pitney Bowes, Inc.	21,279	387,065
R.R. Donnelley & Sons Co.	23,929	378,078
Rollins, Inc.	15,479	410,348
Stericycle, Inc.*	20,936	2,416,014
Waste Connections, Inc.	28,282	1,284,286
Waste Management, Inc.	9,086	374,707

		8,536,927

Construction & Engineering (0.1%)
AECOM Technology Corp.*	2,431	76,017
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	24,412	1,654,401
Fluor Corp.	23,680	1,680,333
Quanta Services, Inc.*	119,966	3,300,265

		6,711,016

Electrical Equipment (0.7%)
AMETEK, Inc.	59,091	2,719,368
Babcock & Wilcox Co.	18,811	634,307
Eaton Corp. plc	122,315	8,420,164
Emerson Electric Co.	130,437	8,439,274
Hubbell, Inc., Class B	10,447	1,094,219
Rockwell Automation, Inc.	33,885	3,623,662
Roper Industries, Inc.	66,718	8,864,821
SolarCity Corp.*	5,253	181,754

		33,977,569

Industrial Conglomerates (0.6%)
3M Co.	141,633	16,912,396
Carlisle Cos., Inc.	802	56,373
Danaher Corp.	203,457	14,103,639

		31,072,408

Machinery (1.3%)
Caterpillar, Inc.	28,885	2,408,142
Colfax Corp.*	20,785	1,174,145
Crane Co.	10,873	670,538
Cummins, Inc.	197,955	26,302,281
Deere & Co.	94,131	7,661,322
Donaldson Co., Inc.	32,850	1,252,571
Dover Corp.	30,640	2,752,391
Flowserve Corp.	60,598	3,780,709
Graco, Inc.	14,873	1,101,494
Harsco Corp.	1,390	34,611
IDEX Corp.	18,607	1,214,107
Illinois Tool Works, Inc.	34,093	2,600,273
Ingersoll-Rand plc	51,634	3,353,112
ITT Corp.	21,836	785,004
Lincoln Electric Holdings, Inc.	20,165	1,343,392
Manitowoc Co., Inc.	32,432	635,019
Navistar International Corp.*	1,822	66,467
Nordson Corp.	15,589	1,147,818
PACCAR, Inc.	11,085	616,991
Pall Corp.	27,008	2,080,696
Snap-on, Inc.	1,607	159,897
Stanley Black & Decker, Inc.	3,468	314,097
Toro Co.	14,055	763,889
Valmont Industries, Inc.	6,496	902,359
WABCO Holdings, Inc.*	14,173	1,194,217
Wabtec Corp.	23,351	1,468,077
Xylem, Inc.	2,776	77,534

		65,861,153

Marine (0.0%)
Kirby Corp.*	8,147	705,123

Professional Services (0.5%)
Advisory Board Co.*	118,007	7,019,056
Dun & Bradstreet Corp.	8,981	932,677
Equifax, Inc.	29,253	1,750,792
IHS, Inc., Class A*	15,953	1,821,514
Nielsen Holdings N.V.	7,658	279,134
Robert Half International, Inc.	33,876	1,322,180
Verisk Analytics, Inc., Class A*	193,546	12,572,748

		25,698,101

Road & Rail (1.9%)
Amerco, Inc.	976	179,711
Avis Budget Group, Inc.*	26,163	754,279
Canadian Pacific Railway Ltd.	153,619	18,941,223
Con-way, Inc.	5,025	216,527
CSX Corp.	123,731	3,184,836

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Genesee & Wyoming, Inc., Class A*	4,609	$428,499
Hertz Global Holdings, Inc.*	492,068	10,904,227
J.B. Hunt Transport Services, Inc.	47,615	3,472,562
Kansas City Southern	196,900	21,532,984
Landstar System, Inc.	11,311	633,190
Norfolk Southern Corp.	13,846	1,070,988
Old Dominion Freight Line, Inc.*	17,239	792,821
Union Pacific Corp.	244,186	37,931,853

		100,043,700

Trading Companies & Distributors (0.6%)
Fastenal Co.	198,094	9,954,224
HD Supply Holdings, Inc.*	9,392	206,342
MRC Global, Inc.*	8,674	232,463
MSC Industrial Direct Co., Inc., Class A	11,478	933,735
United Rentals, Inc.*	150,009	8,744,025
W.W. Grainger, Inc.	31,936	8,357,971

		28,428,760

Total Industrials		511,851,499

Information Technology (20.1%)
Communications Equipment (0.9%)
F5 Networks, Inc.*	78,419	6,725,213
Harris Corp.	4,645	275,448
JDS Uniphase Corp.*	43,281	636,663
Juniper Networks, Inc.*	122,673	2,436,286
Motorola Solutions, Inc.	55,570	3,299,747
Palo Alto Networks, Inc.*	8,107	371,463
QUALCOMM, Inc.	520,583	35,066,471
Riverbed Technology, Inc.*	37,520	547,417

		49,358,708

Computers & Peripherals (2.8%)
3D Systems Corp.*	24,420	1,318,436
Apple, Inc.	251,107	119,715,262
EMC Corp.	254,818	6,513,148
NCR Corp.*	39,904	1,580,597
NetApp, Inc.	82,438	3,513,507
SanDisk Corp.	26,815	1,595,761
Stratasys Ltd.*	98,264	9,950,213

		144,186,924

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	38,776	3,000,487
CDW Corp.*	2,307	52,669
Dolby Laboratories, Inc., Class A	4,392	151,568
FLIR Systems, Inc.	24,021	754,259
IPG Photonics Corp.	32,959	1,855,921
National Instruments Corp.	23,386	723,329
Trimble Navigation Ltd.*	62,080	1,844,397

		8,382,630

Internet Software & Services (5.9%)
Akamai Technologies, Inc.*	83,835	4,334,269
Baidu, Inc. (ADR)*	33,864	5,255,016
eBay, Inc.*	754,771	42,108,674
Equinix, Inc.*	11,975	2,199,209
Facebook, Inc., Class A*	1,140,274	57,287,366
Google, Inc., Class A*	176,260	154,387,897
IAC/InterActiveCorp	18,132	991,276
LinkedIn Corp., Class A*	84,589	20,813,969
MercadoLibre, Inc.	73,803	9,956,763
Pandora Media, Inc.*	34,380	863,969
Rackspace Hosting, Inc.*	47,525	2,507,419
Tencent Holdings Ltd.	32,000	1,678,413
VeriSign, Inc.*	34,608	1,761,201

		304,145,441

IT Services (5.2%)
Accenture plc, Class A	155,887	11,479,519
Alliance Data Systems Corp.*	97,694	20,659,350
Automatic Data Processing, Inc.	117,703	8,519,343
Booz Allen Hamilton Holding Corp.	7,081	136,805
Broadridge Financial Solutions, Inc.	29,440	934,720
Cognizant Technology Solutions Corp., Class A*	123,664	10,155,288
DST Systems, Inc.	6,740	508,264
Fidelity National Information Services, Inc.	7,060	327,866
Fiserv, Inc.*	52,606	5,315,836
FleetCor Technologies, Inc.*	16,480	1,815,437
Gartner, Inc.*	22,755	1,365,300
Genpact Ltd.*	40,815	770,587
Global Payments, Inc.	18,510	945,491
International Business Machines Corp.	252,502	46,758,320
Jack Henry & Associates, Inc.	20,907	1,079,010
Lender Processing Services, Inc.	17,819	592,838
Mastercard, Inc., Class A	74,611	50,196,789
NeuStar, Inc., Class A*	6,642	328,646
Paychex, Inc.	71,041	2,887,106
Teradata Corp.*	39,651	2,198,252
Total System Services, Inc.	30,789	905,812
Vantiv, Inc., Class A*	576,416	16,105,063
Visa, Inc., Class A	422,709	80,779,690
Western Union Co.	135,184	2,522,534

		267,287,866

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	1,121	51,039

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	147,226	559,459
Altera Corp.	26,818	996,557
Analog Devices, Inc.	32,311	1,520,233
Applied Materials, Inc.	192,708	3,380,098
ARM Holdings plc (ADR)	168,750	8,120,250
ASML Holding N.V.	226,447	22,363,906
Atmel Corp.*	104,095	774,467
Avago Technologies Ltd.	54,701	2,358,707
Broadcom Corp., Class A	60,552	1,574,957
Cree, Inc.*	28,616	1,722,397
Freescale Semiconductor Ltd.*	6,214	103,463
Intel Corp.	78,414	1,797,249
Lam Research Corp.*	9,255	473,763
Linear Technology Corp.	56,601	2,244,796
LSI Corp.	15,600	121,992
Maxim Integrated Products, Inc.	70,635	2,104,923
Microchip Technology, Inc.	47,842	1,927,554
ON Semiconductor Corp.*	103,988	759,112
Silicon Laboratories, Inc.*	8,949	382,212
Skyworks Solutions, Inc.*	38,583	958,402
Texas Instruments, Inc.	269,050	10,834,643
Xilinx, Inc.	64,024	3,000,165

		68,079,305

Software (3.8%)
Adobe Systems, Inc.*	47,501	2,467,202
ANSYS, Inc.*	22,620	1,957,082
Autodesk, Inc.*	43,244	1,780,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cadence Design Systems, Inc.*	68,706	$927,531
Citrix Systems, Inc.*	45,402	3,205,835
CommVault Systems, Inc.*	159,873	14,041,646
Concur Technologies, Inc.*	28,129	3,108,254
Electronic Arts, Inc.*	56,416	1,441,429
FactSet Research Systems, Inc.	10,677	1,164,861
Fortinet, Inc.*	32,954	667,648
Informatica Corp.*	26,241	1,022,612
Intuit, Inc.	72,034	4,776,575
MICROS Systems, Inc.*	2,865	143,078
Microsoft Corp.	2,025,569	67,471,703
NetSuite, Inc.*	24,619	2,657,375
Oracle Corp.	861,180	28,565,341
Red Hat, Inc.*	107,976	4,982,013
Rovi Corp.*	2,979	57,107
Salesforce.com, Inc.*	468,216	24,305,093
ServiceNow, Inc.*	269,000	13,974,550
SolarWinds, Inc.*	15,909	557,770
Solera Holdings, Inc.	16,728	884,409
Splunk, Inc.*	99,209	5,956,508
Symantec Corp.	123,052	3,045,537
Tableau Software, Inc., Class A*	2,304	164,137
TIBCO Software, Inc.*	39,844	1,019,608
VMware, Inc., Class A*	20,754	1,678,999
Workday, Inc., Class A*	32,497	2,629,982

		194,654,240

Total Information Technology		1,036,146,153

Materials (3.5%)
Chemicals (3.1%)
Airgas, Inc.	15,896	1,685,771
Albemarle Corp.	8,111	510,506
Celanese Corp.	38,744	2,045,296
Dow Chemical Co.	38,463	1,476,979
E.I. du Pont de Nemours & Co.	223,275	13,074,984
Eastman Chemical Co.	37,571	2,926,781
Ecolab, Inc.	124,031	12,249,302
FMC Corp.	60,491	4,338,414
International Flavors & Fragrances, Inc.	19,778	1,627,729
LyondellBasell Industries N.V., Class A	98,478	7,211,544
Monsanto Co.	543,211	56,694,932
NewMarket Corp.	2,302	662,769
PPG Industries, Inc.	31,491	5,260,886
Praxair, Inc.	109,365	13,146,767
Rockwood Holdings, Inc.	13,694	916,129
RPM International, Inc.	30,113	1,090,091
Scotts Miracle-Gro Co., Class A	10,438	574,403
Sherwin-Williams Co.	163,898	29,858,938
Sigma-Aldrich Corp.	27,564	2,351,209
Valspar Corp.	21,629	1,371,927
W.R. Grace & Co.*	16,053	1,403,032
Westlake Chemical Corp.	4,265	446,375

		160,924,764

Construction Materials (0.1%)
Eagle Materials, Inc.	12,022	872,196
Martin Marietta Materials, Inc.	22,164	2,175,840

		3,048,036

Containers & Packaging (0.2%)
AptarGroup, Inc.	11,357	682,897
Avery Dennison Corp.	7,679	334,190
Ball Corp.	36,105	1,620,392
Bemis Co., Inc.	10,981	428,369
Crown Holdings, Inc.*	29,783	1,259,225
Greif, Inc., Class A	1,540	75,506
Owens-Illinois, Inc.*	23,495	705,320
Packaging Corp. of America	23,804	1,358,970
Rock-Tenn Co., Class A	12,573	1,273,268
Sealed Air Corp.	47,537	1,292,531
Silgan Holdings, Inc.	10,708	503,276

		9,533,944

Metals & Mining (0.0%)
Compass Minerals International, Inc.	8,090	617,024
Royal Gold, Inc.	3,980	193,667
Southern Copper Corp.	38,321	1,043,864
Tahoe Resources, Inc.*	2,717	48,689

		1,903,244

Paper & Forest Products (0.1%)
International Paper Co.	92,812	4,157,978

Total Materials		179,567,966

Telecommunication Services (1.6%)
Diversified Telecommunication Services (0.7%)
Intelsat S.A.*	378	9,072
Level 3 Communications, Inc.*	13,233	353,189
tw telecom, Inc.*	36,494	1,089,893
Verizon Communications, Inc.	693,948	32,379,614
Windstream Holdings, Inc.	135,990	1,087,920

		34,919,688

Wireless Telecommunication Services (0.9%)
Crown Castle International Corp.*	403,685	29,481,115
SBA Communications Corp., Class A*	204,284	16,436,691
Softbank Corp. (ADR)	60,000	2,091,000
Sprint Corp.*	28,206	175,159

		48,183,965

Total Telecommunication Services		83,103,653

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	12,704	1,192,397

Gas Utilities (0.1%)
ONEOK, Inc.	47,015	2,506,840
Questar Corp.	5,519	124,122

		2,630,962

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	11,055	214,799

Water Utilities (0.0%)
Aqua America, Inc.	37,418	925,347

Total Utilities		4,963,505

Total Common Stocks (78.5%) (Cost $3,295,036,377)		4,044,690,779

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(4.1%)
iShares Core S&P 500 ETF	5,579	942,293
iShares Morningstar Large-Cap ETF	5,123	508,663
iShares Morningstar Large-Cap Growth ETF‡	406,765	36,482,753

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
iShares Morningstar Large-Cap Value ETF	25,668	$1,884,031
iShares NYSE 100 ETF	5,794	450,136
iShares Russell 1000 ETF	3,225	303,698
iShares Russell 1000 Growth ETF	842,573	65,889,209
iShares Russell 1000 Value ETF	114,390	9,860,418
iShares S&P 100 ETF	2,587	193,611
iShares S&P 500 Growth ETF	377,950	33,773,612
iShares S&P 500 Value ETF	133,804	10,479,529
Vanguard Growth ETF	484,922	41,029,250
Vanguard Value ETF	143,100	9,986,949

Total Investment Companies (4.1%) (Cost $135,642,590)		211,784,152

Total Investments (82.6%) (Cost $3,430,678,967)		4,256,474,931
Other Assets Less Liabilities (17.4%)		895,484,250

Net Assets (100%)		$5,151,959,181

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss) †
iShares Morningstar Large- Cap Growth ETF (a)	$52,361,571	$—	$15,678,601	$36,482,753	$337,827	$7,476,656

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as iShares Morningstar Large Value Index Fund.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
NASDAQ 100 E-Mini Index	2,851	December-13	$181,097,239	$182,977,180	$1,879,941
S&P 500 E-Mini Index	8,440	December-13	707,210,375	706,554,600	(655,775)

					$1,224,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$913,950,435	$4,270,842	$—	$918,221,277
Consumer Staples	325,611,384	4,443,670	—	330,055,054
Energy	176,963,745	—	—	176,963,745
Financials	266,519,037	—	—	266,519,037
Health Care	535,006,385	2,292,505	—	537,298,890
Industrials	488,542,706	23,308,793	—	511,851,499
Information Technology	1,034,467,740	1,678,413	—	1,036,146,153
Materials	179,567,966	—	—	179,567,966
Telecommunication Services	83,103,653	—	—	83,103,653
Utilities	4,963,505	—	—	4,963,505
Futures	1,879,941	—	—	1,879,941
Investment Companies
Exchange Traded Funds (ETFs)	211,784,152	—	—	211,784,152

Total Assets	$4,222,360,649	$35,994,223	$—	$4,258,354,872

Liabilities:
Futures	$(655,775)	$—	$—	$(655,775)

Total Liabilities	$(655,775)	$—	$—	$(655,775)

Total	$4,221,704,874	$35,994,223	$—	$4,257,699,097

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013

Investment security transactions for nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,086,897,673
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,540,058,450

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$807,259,902
Aggregate gross unrealized depreciation	(11,184,590)

Net unrealized appreciation	$796,075,312

Federal income tax cost of investments	$3,460,399,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.4%)
Auto Components (0.5%)
Allison Transmission Holdings, Inc.	1,500	$37,575
Gentex Corp.	3,100	79,329
Johnson Controls, Inc.	37,386	1,551,519
Lear Corp.	4,540	324,928
TRW Automotive Holdings Corp.*	5,815	414,668

		2,408,019

Automobiles (0.8%)
Ford Motor Co.	134,400	2,267,328
General Motors Co.*	45,400	1,633,038

		3,900,366

Distributors (0.0%)
Genuine Parts Co.	400	32,356

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	5,000	104,050
DeVry, Inc.	3,100	94,736
Service Corp. International	2,432	45,284
Weight Watchers International, Inc.	600	22,422

		266,492

Hotels, Restaurants & Leisure (0.6%)
Carnival Corp.	22,488	734,008
Choice Hotels International, Inc.	1,247	53,858
Darden Restaurants, Inc.	2,300	106,467
Hyatt Hotels Corp., Class A*	2,425	104,178
Marriott International, Inc., Class A	1,400	58,884
MGM Resorts International*	19,316	394,819
Penn National Gaming, Inc.*	3,537	195,808
Royal Caribbean Cruises Ltd.	9,394	359,603
Starwood Hotels & Resorts Worldwide, Inc.	5,800	385,410
Wendy’s Co.	15,048	127,607

		2,520,642

Household Durables (0.6%)
D.R. Horton, Inc.	14,527	282,260
Garmin Ltd.	6,285	284,019
Harman International Industries, Inc.	3,724	246,641
Leggett & Platt, Inc.	7,362	221,964
Lennar Corp., Class A	9,700	343,380
Mohawk Industries, Inc.*	3,427	446,367
Newell Rubbermaid, Inc.	6,235	171,462
NVR, Inc.*	37	34,010
Toll Brothers, Inc.*	8,675	281,330
Whirlpool Corp.	4,016	588,103

		2,899,536

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp.*	27,189	638,126

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	900	42,426

Media (2.8%)
CBS Corp., Class B	2,666	147,057
Comcast Corp., Class A	11,000	496,650
DreamWorks Animation SKG, Inc., Class A*	3,700	105,302
Gannett Co., Inc.	12,273	328,794
Interpublic Group of Cos., Inc.	12,000	206,160
John Wiley & Sons, Inc., Class A	2,300	109,687
Liberty Global plc, Class A*	3,200	253,920
Liberty Media Corp., Class A*	5,386	792,550
News Corp., Class A*	6,705	107,682
Regal Entertainment Group, Class A	3,252	61,723
Sirius XM Radio, Inc.	83,700	323,919
Starz, Class A*	686	19,297
Thomson Reuters Corp.	19,943	698,204
Time Warner, Inc.	50,445	3,319,785
Twenty-First Century Fox, Inc.	28,920	968,820
Walt Disney Co.	75,563	4,873,058
Washington Post Co., Class B	263	160,785

		12,973,393

Multiline Retail (0.4%)
Big Lots, Inc.*	2,200	81,598
Dillard’s, Inc., Class A	500	39,150
J.C. Penney Co., Inc.*	8,759	77,255
Kohl’s Corp.	11,941	617,947
Macy’s, Inc.	4,390	189,955
Sears Holdings Corp.*	2,202	131,327
Target Corp.	7,600	486,248

		1,623,480

Specialty Retail (0.5%)
Aaron’s, Inc.	3,267	90,496
Abercrombie & Fitch Co., Class A	4,060	143,602
American Eagle Outfitters, Inc.	3,529	49,371
Ascena Retail Group, Inc.*	5,600	111,608
Best Buy Co., Inc.	11,100	416,250
CST Brands, Inc.	2,965	88,357
DSW, Inc., Class A	300	25,596
Foot Locker, Inc.	6,791	230,486
GameStop Corp., Class A	6,492	322,328
Guess?, Inc.	3,200	95,520
Murphy USA, Inc.*	2,546	102,833
Signet Jewelers Ltd.	4,171	298,852
Staples, Inc.	36,600	536,190

		2,511,489

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	1,000	65,920
PVH Corp.	500	59,345

		125,265

Total Consumer Discretionary		29,941,590

Consumer Staples (5.7%)
Beverages (0.2%)
Beam, Inc.	8,647	559,029
Constellation Brands, Inc., Class A*	450	25,830
Molson Coors Brewing Co., Class B	7,549	378,431

		963,290

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	58,675	3,329,806
Safeway, Inc.	12,184	389,766
Sysco Corp.	20,800	662,064
Walgreen Co.	12,498	672,392
Wal-Mart Stores, Inc.	29,182	2,158,301

		7,212,329

Food Products (1.4%)
Archer-Daniels-Midland Co.	32,516	1,197,889
Bunge Ltd.	8,211	623,297
Campbell Soup Co.	3,034	123,514
ConAgra Foods, Inc.	1,635	49,606
Dean Foods Co.*	4,801	92,659
Ingredion, Inc.	3,529	233,514
J.M. Smucker Co.	5,019	527,196
Kellogg Co.	1,015	59,611
Mondelez International, Inc., Class A	96,562	3,033,978
Pinnacle Foods, Inc.	700	18,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	14,924	$422,051

		6,381,844

Household Products (2.5%)
Clorox Co.	1,104	90,219
Energizer Holdings, Inc.	3,294	300,248
Kimberly-Clark Corp.	3,405	320,819
Procter & Gamble Co.	147,371	11,139,774

		11,851,060

Tobacco (0.1%)
Reynolds American, Inc.	3,896	190,047

Total Consumer Staples		26,598,570

Energy (14.7%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	2,377	130,830
Baker Hughes, Inc.	22,749	1,116,976
Cameron International Corp.*	4,708	274,806
Diamond Offshore Drilling, Inc.	3,725	232,142
Helmerich & Payne, Inc.	5,456	376,191
McDermott International, Inc.*	11,178	83,053
Nabors Industries Ltd.	16,253	261,023
National Oilwell Varco, Inc.	23,249	1,815,979
Oil States International, Inc.*	2,850	294,861
Patterson-UTI Energy, Inc.	8,057	172,259
Rowan Cos., plc, Class A*	6,728	247,052
Superior Energy Services, Inc.*	8,200	205,328
Tidewater, Inc.	2,439	144,608
Unit Corp.*	2,577	119,805

		5,474,913

Oil, Gas & Consumable Fuels (13.5%)
Anadarko Petroleum Corp.	25,686	2,388,541
Apache Corp.	20,958	1,784,364
Chesapeake Energy Corp.	31,297	809,966
Chevron Corp.	104,207	12,661,150
Cimarex Energy Co.	4,700	453,080
Cobalt International Energy, Inc.*	1,146	28,489
ConocoPhillips Co.	66,070	4,592,526
CONSOL Energy, Inc.	13,100	440,815
Denbury Resources, Inc.*	20,184	371,587
Devon Energy Corp.	21,635	1,249,638
Energen Corp.	3,940	300,977
EOG Resources, Inc.	900	152,352
EQT Corp.	705	62,548
Exxon Mobil Corp.	239,499	20,606,494
Golar LNG Ltd.	2,200	82,874
Gulfport Energy Corp.*	700	45,038
Hess Corp.	16,518	1,277,502
HollyFrontier Corp.	11,200	471,632
Kinder Morgan, Inc.	2,900	103,153
Marathon Oil Corp.	37,748	1,316,650
Marathon Petroleum Corp.	17,774	1,143,224
Murphy Oil Corp.	10,187	614,480
Newfield Exploration Co.*	7,370	201,717
Noble Energy, Inc.	16,758	1,122,954
Occidental Petroleum Corp.	43,610	4,079,279
PBF Energy, Inc.	1,100	24,695
Peabody Energy Corp.	15,500	267,375
Phillips 66	33,735	1,950,558
Pioneer Natural Resources Co.	1,869	352,867
QEP Resources, Inc.	8,654	239,629
SandRidge Energy, Inc.*	25,600	150,016
Spectra Energy Corp.	35,707	1,222,251
Teekay Corp.	1,833	78,361
Tesoro Corp.	7,152	314,545
Ultra Petroleum Corp.*	8,400	172,788
Valero Energy Corp.	29,486	1,006,947
Whiting Petroleum Corp.*	5,600	335,160
Williams Cos., Inc.	16,500	599,940
World Fuel Services Corp.	3,000	111,930
WPX Energy, Inc.*	10,001	192,619

		63,380,711

Total Energy		68,855,624

Financials (28.3%)
Capital Markets (3.4%)
American Capital Ltd.*	15,700	215,875
Ameriprise Financial, Inc.	7,610	693,119
Ares Capital Corp.	13,616	235,420
Artisan Partners Asset Management, Inc.	400	20,944
Bank of New York Mellon Corp.	63,199	1,907,978
BlackRock, Inc.	4,664	1,262,172
Charles Schwab Corp.	50,700	1,071,798
E*TRADE Financial Corp.*	16,422	270,963
Federated Investors, Inc., Class B	1,607	43,646
Goldman Sachs Group, Inc.	24,827	3,927,880
Invesco Ltd.	23,731	757,019
Legg Mason, Inc.	6,426	214,885
LPL Financial Holdings, Inc.	657	25,170
Morgan Stanley	81,767	2,203,621
Northern Trust Corp.	12,781	695,158
Raymond James Financial, Inc.	6,292	262,188
SEI Investments Co.	700	21,637
State Street Corp.	24,328	1,599,566
TD Ameritrade Holding Corp.	12,000	314,160

		15,743,199

Commercial Banks (5.6%)
Associated Banc-Corp.	8,202	127,049
Bank of Hawaii Corp.	2,524	137,432
BankUnited, Inc.	3,300	102,927
BB&T Corp.	37,333	1,259,989
BOK Financial Corp.	1,396	88,437
CapitalSource, Inc.	10,949	130,074
CIT Group, Inc.*	10,812	527,301
City National Corp./California	2,487	165,783
Comerica, Inc.	9,805	385,435
Commerce Bancshares, Inc./Missouri	4,076	178,570
Cullen/Frost Bankers, Inc.	2,647	186,746
East West Bancorp, Inc.	6,834	218,346
Fifth Third Bancorp	46,588	840,448
First Citizens BancShares, Inc./North Carolina, Class A	363	74,633
First Horizon National Corp.	12,884	141,595
First Niagara Financial Group, Inc.	17,758	184,150
First Republic Bank/California	6,000	279,780
Fulton Financial Corp.	9,695	113,238
Huntington Bancshares, Inc./Ohio	44,625	368,602
KeyCorp	49,312	562,157
M&T Bank Corp.	6,844	765,980
PNC Financial Services Group, Inc.	28,389	2,056,783
Popular, Inc.*	5,332	139,858
Regions Financial Corp.	74,568	690,500
Signature Bank/New York*	2,300	210,496
SunTrust Banks, Inc.	29,774	965,273
SVB Financial Group*	2,300	198,651

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Synovus Financial Corp.	54,538	$179,975
TCF Financial Corp.	9,949	142,072
U.S. Bancorp/Minnesota	100,150	3,663,487
Valley National Bancorp	9,472	94,246
Wells Fargo & Co.	259,534	10,723,945
Zions Bancorp	9,468	259,613

		26,163,571

Consumer Finance (0.9%)
Capital One Financial Corp.	31,330	2,153,624
Discover Financial Services	26,119	1,320,054
SLM Corp.	23,589	587,366

		4,061,044

Diversified Financial Services (6.3%)
Bank of America Corp.	579,972	8,003,613
Citigroup, Inc.	163,742	7,943,124
CME Group, Inc./Illinois	17,400	1,285,512
ING US, Inc.	3,900	113,919
Interactive Brokers Group, Inc., Class A	2,519	47,282
JPMorgan Chase & Co.	203,204	10,503,615
Leucadia National Corp.	14,613	398,058
McGraw Hill Financial, Inc.	8,000	524,720
MSCI, Inc.*	3,600	144,936
NASDAQ OMX Group, Inc.	5,874	188,497
NYSE Euronext	12,950	543,641

		29,696,917

Insurance (7.8%)
ACE Ltd.	18,158	1,698,862
Aflac, Inc.	25,415	1,575,476
Alleghany Corp.*	880	360,492
Allied World Assurance Co. Holdings AG	1,221	121,355
Allstate Corp.	25,688	1,298,528
American Financial Group, Inc./Ohio	3,991	215,753
American International Group, Inc.	79,906	3,885,829
American National Insurance Co.	282	27,647
Aon plc	3,607	268,505
Arch Capital Group Ltd.*	6,601	357,312
Aspen Insurance Holdings Ltd.	3,401	123,422
Assurant, Inc.	4,061	219,700
Assured Guaranty Ltd.	8,554	160,387
Axis Capital Holdings Ltd.	5,106	221,141
Berkshire Hathaway, Inc., Class B*	96,698	10,976,190
Brown & Brown, Inc.	3,285	105,448
Chubb Corp.	11,906	1,062,730
Cincinnati Financial Corp.	8,856	417,649
CNA Financial Corp.	1,660	63,379
Endurance Specialty Holdings Ltd.	1,904	102,283
Everest Reinsurance Group Ltd.	2,712	394,352
Fidelity National Financial, Inc., Class A	11,737	312,204
Genworth Financial, Inc., Class A*	25,334	324,022
Hanover Insurance Group, Inc.	1,659	91,776
Hartford Financial Services Group, Inc.	24,299	756,185
HCC Insurance Holdings, Inc.	5,158	226,024
Kemper Corp.	2,278	76,541
Lincoln National Corp.	14,414	605,244
Loews Corp.	15,085	705,073
Markel Corp.*	795	411,627
Marsh & McLennan Cos., Inc.	10,443	454,793
MBIA, Inc.*	7,145	73,093
Mercury General Corp.	1,274	61,547
MetLife, Inc.	47,930	2,250,313
Old Republic International Corp.	13,684	210,734
PartnerReinsurance Ltd.	3,193	292,287
Principal Financial Group, Inc.	15,484	663,025
ProAssurance Corp.	3,400	153,204
Progressive Corp.	6,085	165,695
Protective Life Corp.	4,143	176,285
Prudential Financial, Inc.	15,411	1,201,750
Reinsurance Group of America, Inc.	3,703	248,064
RenaissanceReinsurance Holdings Ltd.	2,451	221,889
StanCorp Financial Group, Inc.	2,368	130,287
Torchmark Corp.	4,908	355,094
Travelers Cos., Inc.	15,075	1,277,908
Unum Group	13,889	422,781
Validus Holdings Ltd.	4,927	182,200
W. R. Berkley Corp.	6,364	272,761
White Mountains Insurance Group Ltd.	396	224,778
XL Group plc	15,745	485,261

		36,688,885

Real Estate Investment Trusts (REITs) (4.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,642	232,542
American Campus Communities, Inc. (REIT)	5,400	184,410
American Capital Agency Corp. (REIT)	20,900	471,713
Annaly Capital Management, Inc. (REIT)	52,895	612,524
Apartment Investment & Management Co. (REIT), Class A	3,364	93,990
AvalonBay Communities, Inc. (REIT)	6,857	871,456
BioMed Realty Trust, Inc. (REIT)	9,300	172,887
Boston Properties, Inc. (REIT)	7,629	815,540
Brandywine Realty Trust (REIT)	8,353	110,093
BRE Properties, Inc. (REIT)	3,972	201,619
Camden Property Trust (REIT)	4,388	269,599
CBL & Associates Properties, Inc. (REIT)	6,700	127,970
Chimera Investment Corp. (REIT)	51,794	157,454
CommonWealth REIT (REIT)	5,817	127,450
Corporate Office Properties Trust/Maryland (REIT)	4,267	98,568
Corrections Corp. of America (REIT)	2,134	73,730
DDR Corp. (REIT)	13,512	212,274
Digital Realty Trust, Inc. (REIT)	1,400	74,340
Douglas Emmett, Inc. (REIT)	7,149	167,787
Duke Realty Corp. (REIT)	16,502	254,791
Equity Lifestyle Properties, Inc. (REIT)	1,200	41,004
Equity Residential (REIT)	19,509	1,045,097
Essex Property Trust, Inc. (REIT)	2,000	295,400
Extra Space Storage, Inc. (REIT)	5,200	237,900
Federal Realty Investment Trust (REIT)	1,188	120,523
General Growth Properties, Inc. (REIT)	33,159	639,637
Hatteras Financial Corp. (REIT)	5,500	102,905
HCP, Inc. (REIT)	24,591	1,007,001
Health Care REIT, Inc. (REIT)	15,070	940,067

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Healthcare Trust of America, Inc. (REIT), Class A	5,700	$59,964
Home Properties, Inc. (REIT)	3,300	190,575
Hospitality Properties Trust (REIT)	8,091	228,975
Host Hotels & Resorts, Inc. (REIT)	39,790	703,089
Kilroy Realty Corp. (REIT)	3,900	194,805
Kimco Realty Corp. (REIT)	22,133	446,644
Liberty Property Trust (REIT)	7,122	253,543
Macerich Co. (REIT)	7,470	421,607
Mack-Cali Realty Corp. (REIT)	4,185	91,819
MFA Financial, Inc. (REIT)	18,600	138,570
Mid-America Apartment Communities, Inc. (REIT)	2,200	137,500
National Retail Properties, Inc. (REIT)	6,100	194,102
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,230	160,233
Post Properties, Inc. (REIT)	2,800	126,056
Prologis, Inc. (REIT)	27,486	1,034,023
Public Storage (REIT)	500	80,275
Realty Income Corp. (REIT)	11,226	446,233
Regency Centers Corp. (REIT)	2,725	131,754
Retail Properties of America, Inc. (REIT), Class A	6,900	94,875
Senior Housing Properties Trust (REIT)	9,579	223,574
Simon Property Group, Inc. (REIT)	4,284	635,017
SL Green Realty Corp. (REIT)	4,870	432,651
Spirit Realty Capital, Inc. (REIT)	15,600	143,208
Taubman Centers, Inc. (REIT)	2,701	181,804
Two Harbors Investment Corp. (REIT)	18,800	182,548
UDR, Inc. (REIT)	14,412	341,564
Ventas, Inc. (REIT)	8,636	531,114
Vornado Realty Trust (REIT)	8,056	677,187
Weingarten Realty Investors (REIT)	6,302	184,838
WP Carey, Inc. (REIT)	3,000	194,100

		18,622,518

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc., Class A*	7,760	146,975
Howard Hughes Corp.*	2,047	230,021
Jones Lang LaSalle, Inc.	2,300	200,790
Realogy Holdings Corp.*	700	30,114
St. Joe Co.*	3,605	70,730

		678,630

Thrifts & Mortgage Finance (0.2%)
Hudson City Bancorp, Inc.	28,344	256,513
New York Community Bancorp, Inc.	25,495	385,229
People’s United Financial, Inc.	17,010	244,604
TFS Financial Corp.*	4,043	48,395
Washington Federal, Inc.	5,059	104,620

		1,039,361

Total Financials		132,694,125

Health Care (12.8%)
Biotechnology (0.0%)
Quintiles Transnational Holdings, Inc.*	800	35,904

Health Care Equipment & Supplies (2.4%)
Abbott Laboratories	84,434	2,802,365
Alere, Inc.*	4,576	139,888
Boston Scientific Corp.*	74,545	875,158
CareFusion Corp.*	12,552	463,169
Cooper Cos., Inc.	626	81,186
Covidien plc	25,700	1,566,158
DENTSPLY International, Inc.	5,300	230,073
Hill-Rom Holdings, Inc.	2,905	104,086
Hologic, Inc.*	9,828	202,948
Medtronic, Inc.	54,443	2,899,090
St. Jude Medical, Inc.	5,300	284,292
Stryker Corp.	7,300	493,407
Teleflex, Inc.	2,272	186,940
Zimmer Holdings, Inc.	8,459	694,822

		11,023,582

Health Care Providers & Services (2.5%)
Aetna, Inc.	14,897	953,706
Cardinal Health, Inc.	18,878	984,488
Cigna Corp.	14,523	1,116,238
Community Health Systems, Inc.	4,681	194,261
Express Scripts Holding Co.*	5,900	364,502
HCA Holdings, Inc.	13,400	572,850
Health Net, Inc.*	4,041	128,100
Humana, Inc.	8,532	796,291
LifePoint Hospitals, Inc.*	2,333	108,788
MEDNAX, Inc.*	900	90,360
Omnicare, Inc.	5,423	300,976
Patterson Cos., Inc.	300	12,060
Quest Diagnostics, Inc.	8,010	494,938
UnitedHealth Group, Inc.	55,092	3,945,138
Universal Health Services, Inc., Class B	1,500	112,485
VCA Antech, Inc.*	4,300	118,078
WellPoint, Inc.	16,426	1,373,378

		11,666,637

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	9,000	133,830

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	16,400	840,500
Bio-Rad Laboratories, Inc., Class A*	1,110	130,492
Charles River Laboratories International, Inc.*	1,400	64,764
Life Technologies Corp.*	3,042	227,633
PerkinElmer, Inc.	5,915	223,291
QIAGEN N.V.*	12,400	265,360
Techne Corp.	1,000	80,060
Thermo Fisher Scientific, Inc.	19,595	1,805,679

		3,637,779

Pharmaceuticals (7.1%)
Bristol-Myers Squibb Co.	12,274	568,041
Eli Lilly and Co.	41,545	2,090,960
Forest Laboratories, Inc.*	14,306	612,154
Hospira, Inc.*	9,500	372,590
Johnson & Johnson	131,502	11,399,908
Mallinckrodt plc*	3,025	133,372
Merck & Co., Inc.	162,472	7,735,292
Pfizer, Inc.	359,600	10,324,116

		33,236,433

Total Health Care		59,734,165

Industrials (9.8%)
Aerospace & Defense (1.3%)
Alliant Techsystems, Inc.	1,652	161,169
B/E Aerospace, Inc.*	300	22,146

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Exelis, Inc.	10,913	$171,443
General Dynamics Corp.	16,103	1,409,335
L-3 Communications Holdings, Inc.	5,080	480,060
Northrop Grumman Corp.	12,877	1,226,663
Raytheon Co.	17,732	1,366,605
Rockwell Collins, Inc.	800	54,288
Spirit AeroSystems Holdings, Inc., Class A*	5,299	128,448
Textron, Inc.	15,039	415,227
Triumph Group, Inc.	2,100	147,462
United Technologies Corp.	3,000	323,460

		5,906,306

Air Freight & Logistics (0.4%)
FedEx Corp.	16,935	1,932,453

Airlines (0.2%)
Alaska Air Group, Inc.	300	18,786
Delta Air Lines, Inc.	25,000	589,750
Southwest Airlines Co.	34,649	504,489

		1,113,025

Building Products (0.1%)
A.O. Smith Corp.	2,300	103,960
Fortune Brands Home & Security, Inc.	1,047	43,586
Owens Corning, Inc.*	6,468	245,655

		393,201

Commercial Services & Supplies (0.5%)
ADT Corp.*	11,762	478,243
Cintas Corp.	3,782	193,638
Covanta Holding Corp.	5,404	115,537
Iron Mountain, Inc.	837	22,616
KAR Auction Services, Inc.	2,462	69,453
Pitney Bowes, Inc.	5,884	107,030
R.R. Donnelley & Sons Co.	4,253	67,197
Republic Services, Inc.	14,632	488,124
Waste Connections, Inc.	370	16,802
Waste Management, Inc.	22,949	946,417

		2,505,057

Construction & Engineering (0.3%)
AECOM Technology Corp.*	5,188	162,229
Fluor Corp.	3,400	241,264
Jacobs Engineering Group, Inc.*	7,078	411,798
KBR, Inc.	8,182	267,060
Quanta Services, Inc.*	8,464	232,845
URS Corp.	3,817	205,164

		1,520,360

Electrical Equipment (0.6%)
Babcock & Wilcox Co.	1,800	60,696
Eaton Corp. plc	25,274	1,739,862
Emerson Electric Co.	9,700	627,590
Hubbell, Inc., Class B	790	82,745
Regal-Beloit Corp.	2,452	166,564

		2,677,457

Industrial Conglomerates (3.4%)
3M Co.	5,700	680,637
Carlisle Cos., Inc.	3,129	219,938
Danaher Corp.	25,500	1,767,660
General Electric Co.	557,254	13,312,798

		15,981,033

Machinery (2.2%)
AGCO Corp.	5,321	321,495
Caterpillar, Inc.	29,200	2,434,404
Crane Co.	241	14,862
Cummins, Inc.	1,800	239,166
Donaldson Co., Inc.	600	22,878
Dover Corp.	2,323	208,675
Harsco Corp.	4,336	107,966
IDEX Corp.	260	16,965
Illinois Tool Works, Inc.	13,100	999,137
Ingersoll-Rand plc	4,431	287,749
Joy Global, Inc.	5,500	280,720
Kennametal, Inc.	4,008	182,765
Navistar International Corp.*	3,200	116,736
Oshkosh Corp.*	4,800	235,104
PACCAR, Inc.	17,000	946,220
Parker Hannifin Corp.	8,066	876,936
Pentair Ltd. (Registered)	11,336	736,160
Snap-on, Inc.	2,690	267,655
SPX Corp.	2,359	199,666
Stanley Black & Decker, Inc.	7,968	721,662
Terex Corp.*	5,568	187,085
Timken Co.	4,466	269,746
Trinity Industries, Inc.	4,103	186,071
Xylem, Inc.	8,913	248,940

		10,108,763

Marine (0.0%)
Kirby Corp.*	1,209	104,639

Professional Services (0.2%)
Dun & Bradstreet Corp.	200	20,770
Manpowergroup, Inc.	3,967	288,560
Nielsen Holdings N.V.	10,730	391,108
Towers Watson & Co., Class A	3,820	408,587

		1,109,025

Road & Rail (0.5%)
Amerco, Inc.	200	36,826
Con-way, Inc.	1,795	77,347
CSX Corp.	27,400	705,276
Genesee & Wyoming, Inc., Class A*	1,300	120,861
Norfolk Southern Corp.	14,201	1,098,447
Ryder System, Inc.	2,709	161,727

		2,200,484

Trading Companies & Distributors (0.1%)
Air Lease Corp.	4,000	110,640
GATX Corp.	2,577	122,459
MRC Global, Inc.*	2,400	64,320
WESCO International, Inc.*	2,192	167,754

		465,173

Total Industrials		46,016,976

Information Technology (8.8%)
Communications Equipment (1.7%)
Brocade Communications Systems, Inc.*	24,608	198,094
Cisco Systems, Inc.	287,700	6,737,934
EchoStar Corp., Class A*	2,059	90,473
Harris Corp.	4,700	278,710
JDS Uniphase Corp.*	2,800	41,188
Juniper Networks, Inc.*	22,300	442,878
Motorola Solutions, Inc.	700	41,566
Polycom, Inc.*	8,500	92,820

		7,923,663

Computers & Peripherals (2.5%)
Apple, Inc.	12,300	5,864,025
Dell, Inc.	69,200	952,884

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Diebold, Inc.	3,257	$95,626
EMC Corp.	57,400	1,467,144
Hewlett-Packard Co.	105,500	2,213,390
Lexmark International, Inc., Class A	3,877	127,941
SanDisk Corp.	7,200	428,472
Stratasys Ltd.*	900	91,134
Western Digital Corp.	11,248	713,123

		11,953,739

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	5,795	281,231
Avnet, Inc.	7,558	315,244
AVX Corp.	1,997	26,221
Corning, Inc.	78,767	1,149,211
Dolby Laboratories, Inc., Class A	1,400	48,314
FLIR Systems, Inc.	2,200	69,080
Ingram Micro, Inc., Class A*	8,079	186,221
Jabil Circuit, Inc.	10,418	225,862
Molex, Inc.	7,119	274,224
Tech Data Corp.*	2,003	99,970
Vishay Intertechnology, Inc.*	7,008	90,333

		2,765,911

Internet Software & Services (0.4%)
AOL, Inc.*	3,947	136,487
Yahoo!, Inc.*	47,682	1,581,135

		1,717,622

IT Services (0.4%)
Amdocs Ltd.	8,971	328,697
Booz Allen Hamilton Holding Corp.	700	13,524
Computer Sciences Corp.	7,841	405,693
CoreLogic, Inc.*	5,035	136,197
DST Systems, Inc.	300	22,623
Fidelity National Information Services, Inc.	14,752	685,083
Leidos Holdings, Inc.	3,750	170,700
Lender Processing Services, Inc.	700	23,289
Paychex, Inc.	1,700	69,088
Science Applications International Corp.*	2,143	72,321
Total System Services, Inc.	1,856	54,604
VeriFone Systems, Inc.*	5,600	128,016

		2,109,835

Office Electronics (0.2%)
Xerox Corp.	65,800	677,082
Zebra Technologies Corp., Class A*	2,600	118,378

		795,460

Semiconductors & Semiconductor Equipment (2.3%)
Altera Corp.	11,600	431,056
Analog Devices, Inc.	9,500	446,975
Applied Materials, Inc.	23,600	413,944
Avago Technologies Ltd.	1,100	47,432
Broadcom Corp., Class A	17,300	449,973
Fairchild Semiconductor International, Inc.*	6,177	85,798
First Solar, Inc.*	3,800	152,798
Freescale Semiconductor Ltd.*	1,600	26,640
Intel Corp.	250,411	5,739,420
KLA-Tencor Corp.	8,956	544,973
Lam Research Corp.*	6,420	328,640
LSI Corp.	25,000	195,500
Marvell Technology Group Ltd.	20,500	235,750
Micron Technology, Inc.*	55,029	961,357
NVIDIA Corp.	32,800	510,368
ON Semiconductor Corp.*	1,200	8,760
Silicon Laboratories, Inc.*	500	21,355
Skyworks Solutions, Inc.*	1,700	42,228
Teradyne, Inc.*	9,800	161,896

		10,804,863

Software (0.7%)
Activision Blizzard, Inc.	23,798	396,713
Adobe Systems, Inc.*	16,200	841,428
Autodesk, Inc.*	2,400	98,808
CA, Inc.	17,158	509,078
Compuware Corp.	11,932	133,638
Electronic Arts, Inc.*	3,600	91,980
MICROS Systems, Inc.*	3,400	169,796
Nuance Communications, Inc.*	13,400	250,513
Rovi Corp.*	4,300	82,431
Symantec Corp.	9,700	240,075
Synopsys, Inc.*	7,886	297,302
Zynga, Inc., Class A*	30,000	110,400

		3,222,162

Total Information Technology		41,293,255

Materials (2.8%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	11,100	1,182,927
Albemarle Corp.	2,800	176,232
Ashland, Inc.	4,317	399,236
Cabot Corp.	3,535	150,980
CF Industries Holdings, Inc.	3,279	691,311
Cytec Industries, Inc.	2,391	194,532
Dow Chemical Co.	56,410	2,166,144
Huntsman Corp.	9,801	201,999
Kronos Worldwide, Inc.	600	9,294
Mosaic Co.	16,600	714,132
PPG Industries, Inc.	700	116,942
Rockwood Holdings, Inc.	1,100	73,590
RPM International, Inc.	438	15,856
Sigma-Aldrich Corp.	300	25,590
W.R. Grace & Co.*	500	43,700
Westlake Chemical Corp.	100	10,466

		6,172,931

Construction Materials (0.1%)
Vulcan Materials Co.	7,382	382,461

Containers & Packaging (0.2%)
AptarGroup, Inc.	999	60,070
Avery Dennison Corp.	3,481	151,493
Bemis Co., Inc.	2,971	115,899
Crown Holdings, Inc.*	1,100	46,508
Greif, Inc., Class A	1,522	74,624
MeadWestvaco Corp.	9,487	364,111
Owens-Illinois, Inc.*	3,518	105,610
Rock-Tenn Co., Class A	1,000	101,270
Sonoco Products Co.	5,182	201,787

		1,221,372

Metals & Mining (1.1%)
Alcoa, Inc.	57,781	469,182
Allegheny Technologies, Inc.	5,300	161,756
Carpenter Technology Corp.	2,400	139,464
Cliffs Natural Resources, Inc.	7,600	155,800
Freeport-McMoRan Copper & Gold, Inc.	55,200	1,826,016
Newmont Mining Corp.	26,300	739,030

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nucor Corp.	16,920	$829,418
Reliance Steel & Aluminum Co.	4,409	323,047
Royal Gold, Inc.	2,500	121,650
Steel Dynamics, Inc.	11,301	188,840
Tahoe Resources, Inc.*	4,500	80,640
United States Steel Corp.	7,524	154,919

		5,189,762

Paper & Forest Products (0.1%)
Domtar Corp.	1,873	148,754
International Paper Co.	3,175	142,240

		290,994

Total Materials		13,257,520

Telecommunication Services (2.5%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	289,262	9,782,841
CenturyLink, Inc.	32,508	1,020,101
Frontier Communications Corp.	52,233	217,812
Intelsat S.A.*	1,100	26,400
Level 3 Communications, Inc.*	5,590	149,197
Windstream Holdings, Inc.	1,710	13,680

		11,210,031

Wireless Telecommunication Services (0.1%)
Sprint Corp.*	40,311	250,331
Telephone & Data Systems, Inc.	5,246	155,019
T-Mobile US, Inc.*	8,900	231,133
U.S. Cellular Corp.	471	21,445

		657,928

Total Telecommunication Services		11,867,959

Utilities (6.1%)
Electric Utilities (3.3%)
American Electric Power Co., Inc.	25,954	1,125,106
Duke Energy Corp.	38,293	2,557,206
Edison International	17,476	804,945
Entergy Corp.	9,769	617,303
Exelon Corp.	45,853	1,359,083
FirstEnergy Corp.	23,163	844,291
Great Plains Energy, Inc.	7,935	176,157
Hawaiian Electric Industries, Inc.	5,104	128,110
NextEra Energy, Inc.	22,684	1,818,349
Northeast Utilities	17,567	724,639
NV Energy, Inc.	12,634	298,289
OGE Energy Corp.	11,384	410,849
Pepco Holdings, Inc.	13,342	246,293
Pinnacle West Capital Corp.	5,651	309,336
PPL Corp.	33,774	1,026,054
Southern Co.	46,796	1,927,059
Westar Energy, Inc.	7,128	218,473
Xcel Energy, Inc.	26,219	723,907

		15,315,449

Gas Utilities (0.2%)
AGL Resources, Inc.	6,308	290,357
Atmos Energy Corp.	4,627	197,064
National Fuel Gas Co.	3,844	264,313
ONEOK, Inc.	600	31,992
Questar Corp.	7,854	176,637
UGI Corp.	5,758	225,311

		1,185,674

Independent Power Producers & Energy Traders (0.3%)
AES Corp.	32,886	437,055
Calpine Corp.*	19,447	377,855
NRG Energy, Inc.	17,394	475,378

		1,290,288

Multi-Utilities (2.2%)
Alliant Energy Corp.	5,743	284,566
Ameren Corp.	13,125	457,275
CenterPoint Energy, Inc.	22,682	543,688
CMS Energy Corp.	14,170	372,954
Consolidated Edison, Inc.	15,577	858,916
Dominion Resources, Inc.	31,421	1,963,184
DTE Energy Co.	9,301	613,680
Integrys Energy Group, Inc.	4,370	244,239
MDU Resources Group, Inc.	10,146	283,784
NiSource, Inc.	16,772	518,087
PG&E Corp.	24,009	982,448
Public Service Enterprise Group, Inc.	27,158	894,313
SCANA Corp.	7,194	331,212
Sempra Energy	13,359	1,143,530
TECO Energy, Inc.	11,013	182,155
Vectren Corp.	4,314	143,872
Wisconsin Energy Corp.	12,306	496,916

		10,314,819

Water Utilities (0.1%)
American Water Works Co., Inc.	9,483	391,458
Aqua America, Inc.	1,171	28,959

		420,417

Total Utilities		28,526,647

Total Common Stocks (97.9%) (Cost $364,134,184)		458,786,431

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.01%, 11/7/13#(p)	$85,000	84,999
0.02%, 12/12/13#(p)	700,000	699,975

Total Government Securities		784,974

Total Short-Term Investments (0.2%) (Cost $784,983)		784,974

Total Investments (98.1%) (Cost $364,919,167)		459,571,405
Other Assets Less Liabilities (1.9%)		9,068,921

Net Assets (100%)		$468,640,326

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $784,974.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	6	December-13	$561,703	$561,420	$(283)
S&P 500 E-Mini Index	113	December-13	9,490,129	9,459,795	(30,334)
S&P MidCap 400 E-Mini Index	6	December-13	736,940	744,360	7,420

					$(23,197)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,941,590	$—	$—	$29,941,590
Consumer Staples	26,598,570	—	—	26,598,570
Energy	68,855,624	—	—	68,855,624
Financials	132,694,125	—	—	132,694,125
Health Care	59,734,165	—	—	59,734,165
Industrials	46,016,976	—	—	46,016,976
Information Technology	41,293,255	—	—	41,293,255
Materials	13,257,520	—	—	13,257,520
Telecommunication Services	11,867,959	—	—	11,867,959
Utilities	28,526,647	—	—	28,526,647
Futures	7,420	—	—	7,420
Short-Term Investments	—	784,974	—	784,974

Total Assets	$458,793,851	$784,974	$—	$459,578,825

Liabilities:
Futures	$(30,617)	$—	$—	$(30,617)

Total Liabilities	$(30,617)	$—	$—	$(30,617)

Total	$458,763,234	$784,974	$—	$459,548,208

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$117,776,022
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$67,383,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,137,972
Aggregate gross unrealized depreciation	(7,322,698)

Net unrealized appreciation	$90,815,274

Federal income tax cost of investments	$368,756,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.5%)
Auto Components (0.7%)
Allison Transmission Holdings, Inc.	11,590	$290,330
Gentex Corp.	24,054	615,542
Johnson Controls, Inc.	268,970	11,162,255
Lear Corp.	203,567	14,569,290
TRW Automotive Holdings Corp.*	155,484	11,087,564

		37,724,981

Automobiles (1.2%)
Ford Motor Co.	2,217,433	37,408,095
General Motors Co.*	753,130	27,090,086

		64,498,181

Distributors (0.0%)
Genuine Parts Co.	3,334	269,687

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	38,353	798,126
DeVry, Inc.	24,626	752,571
Service Corp. International	18,268	340,150
Weight Watchers International, Inc.	4,887	182,627

		2,073,474

Hotels, Restaurants & Leisure (0.4%)
Carnival Corp.	162,748	5,312,095
Choice Hotels International, Inc.	10,285	444,209
Darden Restaurants, Inc.	17,560	812,852
Hyatt Hotels Corp., Class A*	17,585	755,452
Marriott International, Inc., Class A	10,632	447,182
McDonald’s Corp.	36,500	3,511,665
MGM Resorts International*	145,120	2,966,253
Norwegian Cruise Line Holdings Ltd.*	723	22,305
Penn National Gaming, Inc.*	26,612	1,473,240
Royal Caribbean Cruises Ltd.	63,651	2,436,560
Starwood Hotels & Resorts
Worldwide, Inc.	43,883	2,916,025
Wendy’s Co.	110,129	933,894

		22,031,732

Household Durables (0.8%)
D.R. Horton, Inc.	110,568	2,148,336
Garmin Ltd.	125,138	5,654,986
Harman International Industries, Inc.	26,654	1,765,294
Leggett & Platt, Inc.	56,777	1,711,827
Lennar Corp., Class A	64,586	2,286,344
Mohawk Industries, Inc.*	23,890	3,111,673
Newell Rubbermaid, Inc.	363,307	9,990,943
NVR, Inc.*	340	312,525
PulteGroup, Inc.	618,300	10,201,950
Taylor Morrison Home Corp.,
Class A*	1,577	35,719
Toll Brothers, Inc.*	66,229	2,147,806
Whirlpool Corp.	28,817	4,219,961

		43,587,364

Internet & Catalog Retail (0.1%)
Liberty Interactive Corp.*	190,238	4,464,886

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	6,778	319,515

Media (3.5%)
CBS Corp., Class B	20,066	1,106,841
Comcast Corp., Class A	353,025	15,696,351
DreamWorks Animation SKG, Inc., Class A*	28,842	820,843
Gannett Co., Inc.	383,576	10,276,001
Interpublic Group of Cos., Inc.	276,674	4,753,259
John Wiley & Sons, Inc., Class A	17,840	850,790
Liberty Global plc*	87,200	6,577,496
Liberty Global plc, Class A*	71,287	5,656,623
Liberty Media Corp., Class A*	39,370	5,793,296
News Corp., Class A*	50,760	815,206
Regal Entertainment Group, Class A	155,184	2,945,392
Sirius XM Radio, Inc.	639,678	2,475,554
Starz, Class A*	5,262	148,020
Thomson Reuters Corp.	146,229	5,119,477
Time Warner, Inc.	574,347	37,797,776
Twenty-First Century Fox, Inc.	331,948	11,120,258
Viacom, Inc., Class B	325,743	27,225,600
Walt Disney Co.	636,429	41,043,306
Washington Post Co., Class B	1,729	1,057,024

		181,279,113

Multiline Retail (0.5%)
Big Lots, Inc.*	16,814	623,631
Dillard’s, Inc., Class A	3,487	273,032
J.C. Penney Co., Inc.*	66,380	585,472
Kohl’s Corp.	167,344	8,660,052
Macy’s, Inc.	253,388	10,964,099
Sears Holdings Corp.*	16,961	1,011,554
Target Corp.	91,097	5,828,386

		27,946,226

Specialty Retail (1.2%)
Aaron’s, Inc.	25,414	703,968
Abercrombie & Fitch Co., Class A	160,948	5,692,731
American Eagle Outfitters, Inc.	26,878	376,023
Ascena Retail Group, Inc.*	42,948	855,954
Best Buy Co., Inc.	78,681	2,950,537
Chico’s FAS, Inc.	4,123	68,689
CST Brands, Inc.	23,722	706,915
DSW, Inc., Class A	1,241	105,882
Foot Locker, Inc.	51,719	1,755,343
GameStop Corp., Class A	153,368	7,614,721
Guess?, Inc.	23,099	689,505
Home Depot, Inc.	192,800	14,623,880
Lowe’s Cos., Inc.	100,700	4,794,327
Murphy USA, Inc.*	18,776	758,363
Signet Jewelers Ltd.	28,942	2,073,694
Staples, Inc.	259,664	3,804,078
TJX Cos., Inc.	300,300	16,933,917

		64,508,527

Textiles, Apparel & Luxury Goods (0.0%)
Deckers Outdoor Corp.*	7,968	525,251
PVH Corp.	3,654	433,693

		958,944

Total Consumer Discretionary		449,662,630

Consumer Staples (5.9%)
Beverages (0.3%)
Beam, Inc.	63,276	4,090,793
Constellation Brands, Inc., Class A*	3,620	207,788
Molson Coors Brewing Co., Class B	54,773	2,745,771
PepsiCo, Inc.	110,900	8,816,550

		15,860,902

Food & Staples Retailing (1.9%)
CVS Caremark Corp.	562,031	31,895,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	781,800	$31,537,812
Safeway, Inc.	86,517	2,767,679
Sprouts Farmers Market, Inc.*	2,323	103,118
Sysco Corp.	151,618	4,826,001
Walgreen Co.	134,999	7,262,946
Wal-Mart Stores, Inc.	324,976	24,035,225

		102,428,040

Food Products (1.1%)
Archer-Daniels-Midland Co.	238,337	8,780,335
Bunge Ltd.	57,603	4,372,644
Campbell Soup Co.	23,420	953,428
ConAgra Foods, Inc.	12,272	372,332
Dean Foods Co.*	36,485	704,161
Ingredion, Inc.	26,697	1,766,541
J.M. Smucker Co.	36,461	3,829,863
Kellogg Co.	7,999	469,781
Kraft Foods Group, Inc.	39,300	2,060,892
Mondelez International, Inc., Class A	812,374	25,524,791
Pinnacle Foods, Inc.	5,622	148,814
Tyson Foods, Inc., Class A	109,625	3,100,195
Unilever N.V. (N.Y. Shares)	83,429	3,146,942

		55,230,719

Household Products (2.3%)
Clorox Co.	8,491	693,885
Colgate-Palmolive Co.	19,800	1,174,140
Energizer Holdings, Inc.	117,746	10,732,548
Kimberly-Clark Corp.	132,024	12,439,301
Procter & Gamble Co.	1,286,392	97,238,371

		122,278,245

Personal Products (0.0%)
Coty, Inc., Class A*	7,337	118,933

Tobacco (0.3%)
Philip Morris International, Inc.	192,600	16,677,234
Reynolds American, Inc.	30,137	1,470,083

		18,147,317

Total Consumer Staples		314,064,156

Energy (13.2%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	18,486	1,017,469
Baker Hughes, Inc.	161,413	7,925,378
Cameron International Corp.*	36,702	2,142,296
Diamond Offshore Drilling, Inc.	27,244	1,697,846
Frank’s International N.V.*	7,495	224,325
Halliburton Co.	337,407	16,246,147
Helix Energy Solutions Group, Inc.*	198,300	5,030,871
Helmerich & Payne, Inc.	37,607	2,593,003
McDermott International, Inc.*	92,925	690,433
Nabors Industries Ltd.	115,969	1,862,462
National Oilwell Varco, Inc.	167,697	13,098,813
Oil States International, Inc.*	21,714	2,246,530
Patterson-UTI Energy, Inc.	58,204	1,244,402
Rowan Cos., plc, Class A*	48,987	1,798,803
RPC, Inc.	4,980	77,041
Superior Energy Services, Inc.*	62,658	1,568,956
Tidewater, Inc.	19,479	1,154,910
Unit Corp.*	19,299	897,210

		61,516,895

Oil, Gas & Consumable Fuels (12.0%)
Anadarko Petroleum Corp.	186,426	17,335,754
Apache Corp.	210,819	17,949,130
Chesapeake Energy Corp.	225,799	5,843,678
Chevron Corp.	915,474	111,230,091
Cimarex Energy Co.	33,858	3,263,911
Cobalt International Energy, Inc.*	8,977	223,168
ConocoPhillips Co.	478,702	33,274,576
CONSOL Energy, Inc.	88,468	2,976,948
Denbury Resources, Inc.*	146,146	2,690,548
Devon Energy Corp.	159,820	9,231,203
Energen Corp.	28,098	2,146,406
EOG Resources, Inc.	6,948	1,176,157
EQT Corp.	5,054	448,391
Exxon Mobil Corp.	2,098,944	180,593,142
Golar LNG Ltd.	16,811	633,270
Gulfport Energy Corp.*	107,819	6,937,075
Hess Corp.	120,391	9,311,040
HollyFrontier Corp.	79,381	3,342,734
Kinder Morgan, Inc.	21,858	777,489
Laredo Petroleum Holdings, Inc.*	1,725	51,198
Marathon Oil Corp.	964,628	33,646,225
Marathon Petroleum Corp.	410,877	26,427,609
Murphy Oil Corp.	75,104	4,530,273
Newfield Exploration Co.*	53,079	1,452,772
Noble Energy, Inc.	123,383	8,267,895
Occidental Petroleum Corp.	480,236	44,921,275
PBF Energy, Inc.	9,238	207,393
Peabody Energy Corp.	104,436	1,801,521
Phillips 66	314,960	18,210,987
Pioneer Natural Resources Co.	14,081	2,658,493
QEP Resources, Inc.	63,334	1,753,719
Royal Dutch Shell plc (ADR), Class A	164,835	10,826,363
SandRidge Energy, Inc.*	194,879	1,141,991
Spectra Energy Corp.	260,897	8,930,504
Suncor Energy, Inc.	278,333	9,958,755
Teekay Corp.	14,883	636,248
Tesoro Corp.	53,216	2,340,440
Total S.A. (ADR)	167,081	9,677,332
Ultra Petroleum Corp.*	59,960	1,233,377
Valero Energy Corp.	771,668	26,352,462
Whiting Petroleum Corp.*	42,313	2,532,433
Williams Cos., Inc.	120,399	4,377,708
World Fuel Services Corp.	23,259	867,793
WPX Energy, Inc.*	78,646	1,514,722

		633,704,199

Total Energy		695,221,094

Financials (26.2%)
Capital Markets (2.5%)
American Capital Ltd.*	119,107	1,637,721
Ameriprise Financial, Inc.	53,580	4,880,066
Ares Capital Corp.	104,871	1,813,220
Artisan Partners Asset Management, Inc.	2,957	154,828
Bank of New York Mellon Corp.	455,004	13,736,571
BlackRock, Inc.	33,102	8,958,063
Charles Schwab Corp.	372,606	7,876,891
E*TRADE Financial Corp.*	314,057	5,181,940
Federated Investors, Inc., Class B	9,703	263,533
Goldman Sachs Group, Inc.	209,255	33,106,234
Invesco Ltd.	173,975	5,549,802
Legg Mason, Inc.	43,515	1,455,142
LPL Financial Holdings, Inc.	4,873	186,685
Morgan Stanley	746,913	20,129,305
Northern Trust Corp.	93,798	5,101,673
Raymond James Financial, Inc.	47,737	1,989,201

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
SEI Investments Co.	3,137	$96,965
State Street Corp.	261,433	17,189,220
TD Ameritrade Holding Corp.	91,560	2,397,041

		131,704,101

Commercial Banks (4.9%)
Associated Banc-Corp	65,718	1,017,972
Bank of Hawaii Corp.	17,656	961,369
BankUnited, Inc.	25,180	785,364
BB&T Corp.	274,347	9,259,211
BOK Financial Corp.	10,427	660,550
CapitalSource, Inc.	77,041	915,247
CIT Group, Inc.*	383,363	18,696,614
City National Corp./California	18,401	1,226,611
Comerica, Inc.	73,330	2,882,602
Commerce Bancshares, Inc./Missouri	30,160	1,321,310
Cullen/Frost Bankers, Inc.	20,432	1,441,478
East West Bancorp, Inc.	53,477	1,708,590
Fifth Third Bancorp	342,419	6,177,239
First Citizens BancShares, Inc./North Carolina, Class A	2,970	610,632
First Horizon National Corp.	94,911	1,043,072
First Niagara Financial Group, Inc.	138,777	1,439,117
First Republic Bank/California	45,816	2,136,400
Fulton Financial Corp.	76,478	893,263
Huntington Bancshares, Inc./Ohio	327,741	2,707,141
KeyCorp	359,914	4,103,020
M&T Bank Corp	50,672	5,671,210
PNC Financial Services Group, Inc.	207,442	15,029,173
Popular, Inc.*	40,489	1,062,026
Regions Financial Corp.	1,231,053	11,399,551
Signature Bank/New York*	16,810	1,538,451
SunTrust Banks, Inc.	212,184	6,879,005
SVB Financial Group*	17,778	1,535,486
Synovus Financial Corp.	313,758	1,035,401
TCF Financial Corp.	64,401	919,646
U.S. Bancorp/Minnesota	964,503	35,281,520
Valley National Bancorp	78,066	776,757
Wells Fargo & Co.	2,799,409	115,671,580
Zions Bancorp	72,359	1,984,084

		258,770,692

Consumer Finance (1.6%)
Capital One Financial Corp.	690,499	47,464,901
Discover Financial Services	636,376	32,162,443
SLM Corp.	174,761	4,351,549

		83,978,893

Diversified Financial Services (6.0%)
Bank of America Corp.	5,595,458	77,217,320
Citigroup, Inc.	2,181,817	105,839,943
CME Group, Inc./Illinois	124,166	9,173,384
ING US, Inc.	29,206	853,107
Interactive Brokers Group, Inc., Class A	18,422	345,781
JPMorgan Chase & Co.	2,047,453	105,832,846
Leucadia National Corp.	100,576	2,739,690
McGraw Hill Financial, Inc.	74,627	4,894,785
MSCI, Inc.*	27,631	1,112,424
NASDAQ OMX Group, Inc.	256,587	8,233,877
NYSE Euronext	95,450	4,006,991

		320,250,148

Insurance (8.3%)
ACE Ltd.	250,027	23,392,526
Aflac, Inc.	326,057	20,212,273
Alleghany Corp.*	6,600	2,703,690
Allied World Assurance Co. Holdings AG	9,004	894,908
Allstate Corp.	183,026	9,251,964
American Financial Group, Inc./Ohio	167,432	9,051,374
American International Group, Inc.	862,110	41,924,409
American National Insurance Co.	2,917	285,983
Aon plc	177,642	13,223,671
Arch Capital Group Ltd.*	48,740	2,638,296
Aspen Insurance Holdings Ltd.	26,031	944,665
Assurant, Inc.	30,083	1,627,490
Assured Guaranty Ltd.	66,126	1,239,863
Axis Capital Holdings Ltd.	34,815	1,507,838
Berkshire Hathaway, Inc., Class B*	703,873	79,896,624
Brown & Brown, Inc.	25,200	808,920
Chubb Corp.	214,063	19,107,263
Cincinnati Financial Corp.	63,886	3,012,864
CNA Financial Corp.	10,305	393,445
Endurance Specialty Holdings Ltd.	11,151	599,032
Everest Reinsurance Group Ltd.	74,906	10,892,081
Fidelity National Financial, Inc., Class A	181,093	4,817,074
Genworth Financial, Inc., Class A*	1,251,593	16,007,875
Hanover Insurance Group, Inc.	12,387	685,249
Hartford Financial Services Group, Inc.	678,994	21,130,293
HCC Insurance Holdings, Inc.	39,371	1,725,237
Kemper Corp.	18,717	628,891
Lincoln National Corp.	536,615	22,532,464
Loews Corp.	110,777	5,177,717
Markel Corp.*	5,425	2,808,902
Marsh & McLennan Cos., Inc.	71,582	3,117,396
MBIA, Inc.*	55,474	567,499
Mercury General Corp.	10,624	513,245
MetLife, Inc.	485,039	22,772,581
Old Republic International Corp.	102,080	1,572,032
PartnerReinsurance Ltd.	155,496	14,234,104
Principal Financial Group, Inc.	112,041	4,797,596
ProAssurance Corp.	24,208	1,090,813
Progressive Corp.	46,214	1,258,407
Protective Life Corp.	30,725	1,307,349
Prudential Financial, Inc.	257,713	20,096,460
Reinsurance Group of America, Inc.	28,355	1,899,501
RenaissanceReinsurance Holdings Ltd.	17,364	1,571,963
StanCorp Financial Group, Inc.	17,338	953,937
Torchmark Corp.	36,271	2,624,207
Travelers Cos., Inc.	247,685	20,996,257
Unum Group	104,480	3,180,371
Validus Holdings Ltd.	37,102	1,372,032
W. R. Berkley Corp.	42,519	1,822,364
White Mountains Insurance Group Ltd.	2,434	1,381,587
Willis Group Holdings plc	16,936	733,837
XL Group plc	342,445	10,554,155

		437,540,574

Real Estate Investment Trusts (REITs) (2.6%)
Alexandria Real Estate Equities, Inc. (REIT)	28,116	1,795,207
American Campus Communities, Inc. (REIT)	41,107	1,403,804
American Capital Agency Corp. (REIT)	154,848	3,494,919
American Homes 4 Rent (REIT), Class A*	16,271	262,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Annaly Capital Management, Inc. (REIT)	369,460	$4,278,347
Apartment Investment & Management Co. (REIT), Class A	25,721	718,645
AvalonBay Communities, Inc. (REIT)	50,553	6,424,781
BioMed Realty Trust, Inc. (REIT)	73,024	1,357,516
Boston Properties, Inc. (REIT)	53,592	5,728,985
Brandywine Realty Trust (REIT)	61,471	810,188
BRE Properties, Inc. (REIT)	30,137	1,529,754
Camden Property Trust (REIT)	33,319	2,047,119
CBL & Associates Properties, Inc. (REIT)	42,920	819,772
Chimera Investment Corp. (REIT)	400,268	1,216,815
CommonWealth REIT (REIT)	46,567	1,020,283
Corporate Office Properties Trust/Maryland (REIT)	34,249	791,152
Corrections Corp. of America (REIT)	16,574	572,632
DDR Corp. (REIT)	103,762	1,630,101
Digital Realty Trust, Inc. (REIT)	11,177	593,499
Douglas Emmett, Inc. (REIT)	55,730	1,307,983
Duke Realty Corp. (REIT)	125,666	1,940,283
Equity Lifestyle Properties, Inc. (REIT)	9,102	311,015
Equity Residential (REIT)	140,690	7,536,763
Essex Property Trust, Inc. (REIT)	14,880	2,197,776
Extra Space Storage, Inc. (REIT)	40,086	1,833,934
Federal Realty Investment Trust (REIT)	8,836	896,412
General Growth Properties, Inc. (REIT)	231,978	4,474,856
Hatteras Financial Corp. (REIT)	38,719	724,432
HCP, Inc. (REIT)	177,710	7,277,225
Health Care REIT, Inc. (REIT)	111,184	6,935,658
Healthcare Trust of America, Inc. (REIT), Class A	43,795	460,723
Home Properties, Inc. (REIT)	20,546	1,186,532
Hospitality Properties Trust (REIT)	54,700	1,548,010
Host Hotels & Resorts, Inc. (REIT)	292,848	5,174,624
Kilroy Realty Corp. (REIT)	29,567	1,476,872
Kimco Realty Corp. (REIT)	159,985	3,228,497
Liberty Property Trust (REIT)	41,978	1,494,417
Macerich Co. (REIT)	54,069	3,051,654
Mack-Cali Realty Corp. (REIT)	34,539	757,786
MFA Financial, Inc. (REIT)	141,108	1,051,255
Mid-America Apartment Communities, Inc. (REIT)	16,731	1,045,688
National Retail Properties, Inc. (REIT)	46,000	1,463,720
Piedmont Office Realty Trust, Inc. (REIT), Class A	65,622	1,139,198
Post Properties, Inc. (REIT)	21,315	959,601
Prologis, Inc. (REIT)	194,812	7,328,827
Public Storage (REIT)	3,822	613,622
Realty Income Corp. (REIT)	76,939	3,058,325
Regency Centers Corp. (REIT)	20,867	1,008,919
Retail Properties of America, Inc. (REIT), Class A	52,611	723,401
Senior Housing Properties Trust (REIT)	68,160	1,590,854
Simon Property Group, Inc. (REIT)	30,745	4,557,331
SL Green Realty Corp. (REIT)	35,905	3,189,800
Spirit Realty Capital, Inc. (REIT)	112,560	1,033,301
Taubman Centers, Inc. (REIT)	20,708	1,393,855
Two Harbors Investment Corp. (REIT)	142,281	1,381,549
UDR, Inc. (REIT)	97,879	2,319,732
Ventas, Inc. (REIT)	63,325	3,894,488
Vornado Realty Trust (REIT)	58,832	4,945,418
Weingarten Realty Investors (REIT)	47,623	1,396,783
WP Carey, Inc. (REIT)	22,087	1,429,029

		135,836,444

Real Estate Management & Development (0.2%)
Forest City Enterprises, Inc., Class A*	62,120	1,176,553
Howard Hughes Corp.*	15,533	1,745,443
Jones Lang LaSalle, Inc.	67,442	5,887,687
Realogy Holdings Corp.*	5,148	221,467
St. Joe Co.*	24,445	479,611

		9,510,761

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	208,332	1,885,404
New York Community Bancorp, Inc.	172,937	2,613,078
People’s United Financial, Inc.	130,047	1,870,076
TFS Financial Corp.*	30,710	367,599
Washington Federal, Inc.	41,060	849,121

		7,585,278

Total Financials		1,385,176,891

Health Care (12.9%)
Biotechnology (0.3%)
Celgene Corp.*	28,200	4,340,826
Gilead Sciences, Inc.*	100,500	6,315,420
Quintiles Transnational Holdings, Inc.*	5,942	266,677
Vertex Pharmaceuticals, Inc.*	57,200	4,336,904

		15,259,827

Health Care Equipment & Supplies (2.8%)
Abbott Laboratories	608,934	20,210,519
Alere, Inc.*	31,801	972,157
Baxter International, Inc.	36,700	2,410,823
Boston Scientific Corp.*	525,521	6,169,617
CareFusion Corp.*	86,500	3,191,850
Cooper Cos., Inc.	4,905	636,129
Covidien plc	218,562	13,319,168
DENTSPLY International, Inc.	40,449	1,755,891
Hill-Rom Holdings, Inc.	23,434	839,640
Hologic, Inc.*	74,573	1,539,932
Medtronic, Inc.	1,017,849	54,200,459
St. Jude Medical, Inc.	310,129	16,635,320
Stryker Corp.	54,359	3,674,125
Teleflex, Inc.	16,157	1,329,398
Zimmer Holdings, Inc.	243,120	19,969,877

		146,854,905

Health Care Providers & Services (2.2%)
Aetna, Inc.	249,676	15,984,258
Cardinal Health, Inc.	132,348	6,901,948
Cigna Corp.	105,547	8,112,343
Community Health Systems, Inc.	33,585	1,393,778
Envision Healthcare Holdings, Inc.*	6,762	176,015
Express Scripts Holding Co.*	40,182	2,482,444
HCA Holdings, Inc.	96,046	4,105,967
Health Net, Inc.*	166,756	5,286,165
Humana, Inc.	61,896	5,776,754
LifePoint Hospitals, Inc.*	18,743	873,986
McKesson Corp.	22,200	2,848,260
MEDNAX, Inc.*	6,948	697,579
Omnicare, Inc.	41,244	2,289,042

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Patterson Cos., Inc.	3,657	$147,011
Quest Diagnostics, Inc.	92,894	5,739,920
UnitedHealth Group, Inc.	400,299	28,665,411
Universal Health Services, Inc., Class B	11,490	861,635
VCA Antech, Inc.*	34,629	950,912
WellPoint, Inc.	310,228	25,938,163

		119,231,591

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	69,857	1,038,774

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	250,414	12,833,717
Bio-Rad Laboratories, Inc., Class A*	8,062	947,769
Charles River Laboratories
International, Inc.*	10,609	490,772
Life Technologies Corp.*	23,531	1,760,825
PerkinElmer, Inc.	43,738	1,651,110
QIAGEN N.V.*	91,785	1,964,199
Techne Corp.	7,841	627,750
Thermo Fisher Scientific, Inc.	140,987	12,991,952

		33,268,094

Pharmaceuticals (7.0%)
AstraZeneca plc (ADR)	191,121	9,924,913
Bristol-Myers Squibb Co.	89,201	4,128,222
Eli Lilly and Co.	528,723	26,610,629
Forest Laboratories, Inc.*	104,034	4,451,615
Hospira, Inc.*	119,387	4,682,358
Johnson & Johnson	1,290,073	111,836,428
Mallinckrodt plc*	22,923	1,010,675
Merck & Co., Inc.	1,395,082	66,419,854
Pfizer, Inc.	4,483,291	128,715,285
Roche Holding AG (ADR)	109,600	7,401,288
Teva Pharmaceutical Industries Ltd. (ADR)	66,970	2,530,127
Warner Chilcott plc, Class A	6,568	150,079

		367,861,473

Total Health Care		683,514,664

Industrials (8.3%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.	12,695	1,238,524
B/E Aerospace, Inc.*	2,586	190,899
Boeing Co.	50,479	5,931,283
Exelis, Inc.	73,686	1,157,607
General Dynamics Corp.	116,956	10,235,989
Honeywell International, Inc.	93,850	7,793,304
L-3 Communications Holdings, Inc.	35,223	3,328,574
Northrop Grumman Corp.	224,465	21,382,536
Raytheon Co.	217,881	16,792,089
Rockwell Collins, Inc.	5,891	399,763
Spirit AeroSystems Holdings, Inc., Class A*	40,335	977,720
Textron, Inc.	109,241	3,016,144
Triumph Group, Inc.	16,801	1,179,766
United Technologies Corp.	22,665	2,443,740

		76,067,938

Air Freight & Logistics (0.3%)
FedEx Corp.	124,273	14,180,792

Airlines (0.3%)
Alaska Air Group, Inc.	2,089	130,813
Delta Air Lines, Inc.	548,131	12,930,410
Southwest Airlines Co.	251,889	3,667,504

		16,728,727

Building Products (0.0%)
A.O. Smith Corp.	17,452	788,830
Fortune Brands Home & Security, Inc.	7,841	326,421
Owens Corning, Inc.*	46,509	1,766,412

		2,881,663

Commercial Services & Supplies (0.3%)
ADT Corp.*	86,103	3,500,948
Cintas Corp.	29,090	1,489,408
Covanta Holding Corp.	41,665	890,798
Iron Mountain, Inc.	6,761	182,682
KAR Auction Services, Inc.	18,739	528,627
Pitney Bowes, Inc.	44,947	817,586
R.R. Donnelley & Sons Co.	32,444	512,615
Republic Services, Inc.	107,061	3,571,555
Waste Connections, Inc.	2,753	125,014
Waste Management, Inc.	168,788	6,960,817

		18,580,050

Construction & Engineering (0.2%)
AECOM Technology Corp.*	36,755	1,149,329
Fluor Corp.	25,712	1,824,524
Jacobs Engineering Group, Inc.*	51,664	3,005,812
KBR, Inc.	58,586	1,912,247
Quanta Services, Inc.*	64,955	1,786,912
URS Corp.	29,930	1,608,737

		11,287,561

Electrical Equipment (0.4%)
Babcock & Wilcox Co.	13,679	461,256
Eaton Corp. plc	185,261	12,753,367
Emerson Electric Co.	70,945	4,590,142
Hubbell, Inc., Class B	6,456	676,201
Regal-Beloit Corp.	17,621	1,196,995

		19,677,961

Industrial Conglomerates (2.9%)
3M Co.	61,404	7,332,252
Carlisle Cos., Inc.	23,781	1,671,566
Danaher Corp.	187,457	12,994,519
General Electric Co.	5,465,527	130,571,440

		152,569,777

Machinery (1.8%)
AGCO Corp.	38,309	2,314,630
Caterpillar, Inc.	211,053	17,595,489
CNH Industrial N.V.*	46,166	577,071
Crane Co.	1,543	95,157
Cummins, Inc.	13,447	1,786,703
Donaldson Co., Inc.	4,561	173,911
Dover Corp.	17,667	1,587,027
Harsco Corp.	29,524	735,148
IDEX Corp.	2,258	147,334
Illinois Tool Works, Inc.	268,686	20,492,681
Ingersoll-Rand plc	53,996	3,506,500
Joy Global, Inc.	41,543	2,120,355
Kennametal, Inc.	30,809	1,404,890
Navistar International Corp.*	19,003	693,229
Oshkosh Corp.*	34,685	1,698,871
PACCAR, Inc.	120,696	6,717,939
Parker Hannifin Corp.	76,362	8,302,077
Pentair Ltd. (Registered)	80,150	5,204,941
Snap-on, Inc.	20,296	2,019,452
SPX Corp.	18,364	1,554,329
Stanley Black & Decker, Inc.	80,513	7,292,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.*	43,503	$1,461,701
Timken Co.	33,925	2,049,070
Trinity Industries, Inc.	30,997	1,405,714
Xylem, Inc.	68,355	1,909,155

		92,845,436

Marine (0.0%)
Kirby Corp.*	9,053	783,537

Professional Services (0.2%)
Dun & Bradstreet Corp.	1,221	126,801
Manpowergroup, Inc.	30,222	2,198,348
Nielsen Holdings N.V.	73,309	2,672,113
Towers Watson & Co., Class A	38,539	4,122,132

		9,119,394

Road & Rail (0.4%)
Amerco, Inc.	1,372	252,627
Con-way, Inc.	13,859	597,184
CSX Corp.	201,418	5,184,499
Genesee & Wyoming, Inc., Class A*	9,587	891,304
Norfolk Southern Corp.	101,197	7,827,588
Ryder System, Inc.	20,389	1,217,223
Union Pacific Corp.	27,400	4,256,316

		20,226,741

Trading Companies & Distributors (0.1%)
Air Lease Corp.	27,325	755,809
GATX Corp.	18,374	873,132
HD Supply Holdings, Inc.*	9,047	198,763
MRC Global, Inc.*	18,505	495,934
WESCO International, Inc.*	20,241	1,549,044

		3,872,682

Total Industrials		438,822,259

Information Technology (9.8%)
Communications Equipment (1.8%)
Brocade Communications Systems, Inc.*	175,844	1,415,544
Cisco Systems, Inc.	3,327,141	77,921,642
EchoStar Corp., Class A*	16,007	703,347
Harris Corp.	152,556	9,046,571
JDS Uniphase Corp.*	21,368	314,323
Juniper Networks, Inc.*	163,311	3,243,356
Motorola Solutions, Inc.	5,202	308,895
Polycom, Inc.*	67,715	739,448
Riverbed Technology, Inc.*	3,562	51,970

		93,745,096

Computers & Peripherals (2.5%)
Apple, Inc.	155,377	74,075,985
Dell, Inc.	491,294	6,765,118
Diebold, Inc.	25,024	734,705
EMC Corp.	412,911	10,554,005
Hewlett-Packard Co.	1,449,364	30,407,657
Lexmark International, Inc., Class A	24,852	820,116
SanDisk Corp.	53,486	3,182,952
Stratasys Ltd.*	5,666	573,739
Western Digital Corp.	83,304	5,281,473

		132,395,750

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	159,204	7,726,170
Avnet, Inc.	54,165	2,259,222
AVX Corp.	18,671	245,150
CDW Corp.*	6,714	153,281
Corning, Inc.	851,764	12,427,237
Dolby Laboratories, Inc., Class A	10,819	373,364
FLIR Systems, Inc.	16,794	527,332
Ingram Micro, Inc., Class A*	60,283	1,389,523
Jabil Circuit, Inc.	79,329	1,719,853
Molex, Inc.	54,618	2,103,885
Tech Data Corp.*	14,949	746,104
Vishay Intertechnology, Inc.*	50,927	656,449

		30,327,570

Internet Software & Services (0.4%)
AOL, Inc.*	30,433	1,052,373
Google, Inc., Class A*	7,300	6,394,143
Yahoo!, Inc.*	372,510	12,352,432

		19,798,948

IT Services (0.8%)
Amdocs Ltd.	190,874	6,993,623
Booz Allen Hamilton Holding Corp.	703	13,582
Computer Sciences Corp.	58,994	3,052,350
CoreLogic, Inc.*	37,449	1,012,996
DST Systems, Inc.	2,443	184,227
Fidelity National Information Services, Inc.	103,619	4,812,066
International Business Machines Corp.	50,400	9,333,072
Leidos Holdings, Inc.	28,562	1,300,154
Lender Processing Services, Inc.	5,612	186,711
Mastercard, Inc., Class A	7,100	4,776,738
Paychex, Inc.	12,756	518,404
Science Applications International Corp.*	16,321	550,843
Total System Services, Inc.	14,341	421,912
VeriFone Systems, Inc.*	42,713	976,419
Western Union Co.	435,294	8,122,586

		42,255,683

Office Electronics (0.3%)
Xerox Corp.	1,397,937	14,384,772
Zebra Technologies Corp., Class A*	18,219	829,511

		15,214,283

Semiconductors & Semiconductor Equipment (1.7%)
Altera Corp.	82,360	3,060,498
Analog Devices, Inc.	68,667	3,230,782
Applied Materials, Inc.	694,289	12,177,829
Avago Technologies Ltd.	8,194	353,325
Broadcom Corp., Class A	126,236	3,283,398
Fairchild Semiconductor International, Inc.*	50,445	700,681
First Solar, Inc.*	23,897	960,898
Freescale Semiconductor Ltd.*	12,580	209,457
Intel Corp.	1,813,030	41,554,648
KLA-Tencor Corp.	65,497	3,985,492
Lam Research Corp.*	48,732	2,494,591
LSI Corp.	189,952	1,485,425
Marvell Technology Group Ltd.	154,872	1,781,028
Micron Technology, Inc.*	617,267	10,783,655
NVIDIA Corp.	226,697	3,527,405
ON Semiconductor Corp.*	8,972	65,496
Silicon Laboratories, Inc.*	2,270	96,952
Skyworks Solutions, Inc.*	12,842	318,995
Teradyne, Inc.*	189,097	3,123,882

		93,194,437

Software (1.7%)
Activision Blizzard, Inc.	158,168	2,636,661
Adobe Systems, Inc.*	120,115	6,238,773
Autodesk, Inc.*	18,197	749,170
CA, Inc.	128,471	3,811,735

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Compuware Corp.	83,387	$933,934
Electronic Arts, Inc.*	315,629	8,064,321
MICROS Systems, Inc.*	26,455	1,321,163
Microsoft Corp.	928,332	30,922,739
Nuance Communications, Inc.*	103,059	1,926,688
Oracle Corp.	529,171	17,552,602
Rovi Corp.*	35,880	687,820
Symantec Corp.	600,536	14,863,266
Synopsys, Inc.*	60,540	2,282,358
Zynga, Inc., Class A*	244,174	898,560

		92,889,790

Total Information Technology		519,821,557

Materials (2.6%)
Chemicals (1.4%)
Air Products and Chemicals, Inc.	82,600	8,802,682
Albemarle Corp.	21,521	1,354,532
Ashland, Inc.	58,061	5,369,481
Cabot Corp.	25,027	1,068,903
CF Industries Holdings, Inc.	23,250	4,901,798
Cytec Industries, Inc.	16,572	1,348,298
Dow Chemical Co.	412,979	15,858,394
Huntsman Corp.	306,995	6,327,167
Kronos Worldwide, Inc.	8,306	128,660
LyondellBasell Industries N.V., Class A	293,480	21,491,540
Mosaic Co.	117,435	5,052,054
PPG Industries, Inc.	5,073	847,495
Rockwood Holdings, Inc.	8,408	562,495
RPM International, Inc.	3,370	121,994
Sigma-Aldrich Corp.	2,647	225,789
W.R. Grace & Co.*	3,916	342,258
Westlake Chemical Corp.	1,187	124,232

		73,927,772

Construction Materials (0.1%)
Vulcan Materials Co.	50,533	2,618,115

Containers & Packaging (0.3%)
AptarGroup, Inc.	7,871	473,283
Avery Dennison Corp.	26,695	1,161,767
Bemis Co., Inc.	22,764	888,024
Crown Holdings, Inc.*	8,371	353,926
Greif, Inc., Class A	9,945	487,603
MeadWestvaco Corp.	69,477	2,666,527
Owens-Illinois, Inc.*	26,494	795,350
Rock-Tenn Co., Class A	76,592	7,756,472
Sonoco Products Co.	39,694	1,545,684

		16,128,636

Metals & Mining (0.8%)
Alcoa, Inc.	417,831	3,392,788
Allegheny Technologies, Inc.	42,041	1,283,091
Carpenter Technology Corp.	18,105	1,052,082
Cliffs Natural Resources, Inc.	58,297	1,195,088
Freeport-McMoRan Copper & Gold, Inc.	404,389	13,377,188
Newmont Mining Corp.	191,531	5,382,021
Nucor Corp.	124,142	6,085,441
Reliance Steel & Aluminum Co.	52,073	3,815,389
Royal Gold, Inc.	18,690	909,455
Steel Dynamics, Inc.	86,516	1,445,682
Tahoe Resources, Inc.*	29,230	523,802
United States Steel Corp.	56,337	1,159,979

		39,622,006

Paper & Forest Products (0.0%)
Domtar Corp.	12,918	1,025,947
International Paper Co.	24,651	1,104,365

		2,130,312

Total Materials		134,426,841

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	2,465,247	83,374,654
CenturyLink, Inc.	237,900	7,465,302
Frontier Communications Corp.	390,405	1,627,989
Intelsat S.A.*	8,200	196,800
Level 3 Communications, Inc.*	42,002	1,121,033
Windstream Holdings, Inc.	12,822	102,576

		93,888,354

Wireless Telecommunication Services (0.3%)
Sprint Corp.*	204,668	1,270,988
Telephone & Data Systems, Inc.	37,064	1,095,241
T-Mobile US, Inc.*	67,727	1,758,870
U.S. Cellular Corp.	5,094	231,930
Vodafone Group plc (ADR)	332,400	11,693,832

		16,050,861

Total Telecommunication Services		109,939,215

Utilities (4.8%)
Electric Utilities (2.5%)
American Electric Power Co., Inc.	343,707	14,899,698
Duke Energy Corp.	276,043	18,434,152
Edison International	382,776	17,630,663
Entergy Corp.	69,755	4,407,818
Exelon Corp.	334,518	9,915,113
FirstEnergy Corp.	175,616	6,401,203
Great Plains Energy, Inc.	131,233	2,913,373
Hawaiian Electric Industries, Inc.	38,622	969,412
NextEra Energy, Inc.	166,436	13,341,510
Northeast Utilities	123,435	5,091,694
NV Energy, Inc.	92,266	2,178,400
OGE Energy Corp.	77,846	2,809,462
Pepco Holdings, Inc.	97,139	1,793,186
Pinnacle West Capital Corp.	43,025	2,355,188
PPL Corp.	248,448	7,547,850
Southern Co.	340,131	14,006,595
Westar Energy, Inc.	49,697	1,523,213
Xcel Energy, Inc.	194,813	5,378,787

		131,597,317

Gas Utilities (0.4%)
AGL Resources, Inc.	46,225	2,127,737
Atmos Energy Corp.	189,471	8,069,570
National Fuel Gas Co.	28,690	1,972,725
ONEOK, Inc.	4,951	263,987
Questar Corp.	59,882	1,346,746
UGI Corp.	163,063	6,380,655

		20,161,420

Independent Power Producers & Energy Traders (0.3%)
AES Corp.	852,416	11,328,609
Calpine Corp.*	135,586	2,634,436
NRG Energy, Inc.	126,019	3,444,099

		17,407,144

Multi-Utilities (1.5%)
Alliant Energy Corp.	43,404	2,150,668
Ameren Corp.	94,788	3,302,414
CenterPoint Energy, Inc.	167,490	4,014,735
CMS Energy Corp.	104,513	2,750,782
Consolidated Edison, Inc.	114,314	6,303,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Dominion Resources, Inc.	225,928	$14,115,981
DTE Energy Co.	68,111	4,493,964
Integrys Energy Group, Inc.	30,996	1,732,366
MDU Resources Group, Inc.	74,007	2,069,976
NiSource, Inc.	122,259	3,776,581
PG&E Corp.	172,032	7,039,549
Public Service Enterprise Group, Inc.	271,659	8,945,731
SCANA Corp.	54,669	2,516,961
Sempra Energy	110,727	9,478,231
TECO Energy, Inc.	84,950	1,405,073
Vectren Corp.	32,227	1,074,771
Wisconsin Energy Corp.	89,479	3,613,162

		78,784,219

Water Utilities (0.1%)
American Water Works Co., Inc.	69,530	2,870,198
Aqua America, Inc.	8,531	210,972

		3,081,170

Total Utilities		251,031,270

Total Common Stocks (94.3%) (Cost $4,187,642,060)		4,981,680,577

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.2%)
iShares Core S&P 500 ETF	294	49,657
iShares Morningstar Large-Cap ETF	499	49,546
iShares Morningstar Large-Cap Value ETF	29,115	2,137,041
iShares Russell 1000 ETF	531	50,004
iShares Russell 1000 Value ETF	37,478	3,230,604
iShares S&P 500 Value ETF	34,991	2,740,495
Vanguard Large-Cap ETF	644	49,800
Vanguard Value ETF	39,171	2,733,744

Total Investment Companies (0.2%) (Cost $11,266,032)		11,040,891

Total Investments (94.5%) (Cost $4,198,908,092)		4,992,721,468
Other Assets Less Liabilities (5.5%)		291,401,956

Net Assets (100%)		$5,284,123,424

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
S&P 500 E-Mini Index	2,911	December-13	$244,819,641	$243,694,365	$(1,125,276)
S&P MidCap 400 E-Mini Index	439	December-13	53,837,450	54,462,340	624,890

					$(500,386)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$449,662,630	$—	$—	$449,662,630
Consumer Staples	314,064,156	—	—	314,064,156
Energy	695,221,094	—	—	695,221,094
Financials	1,385,176,891	—	—	1,385,176,891
Health Care	683,514,664	—	—	683,514,664
Industrials	438,822,259	—	—	438,822,259
Information Technology	519,821,557	—	—	519,821,557
Materials	134,426,841	—	—	134,426,841
Telecommunication Services	109,939,215	—	—	109,939,215
Utilities	251,031,270	—	—	251,031,270
Futures	624,890	—	—	624,890
Investment Companies
Exchange Traded Funds (ETFs)	11,040,891	—	—	11,040,891

Total Assets	$4,993,346,358	$—	$—	$4,993,346,358

Liabilities:
Futures	$(1,125,276)	$—	$—	$(1,125,276)

Total Liabilities	$(1,125,276)	$—	$—	$(1,125,276)

Total	$4,992,221,082	$—	$—	$4,992,221,082

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,876,301,943
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,394,493,462

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$670,416,221
Aggregate gross unrealized depreciation	(58,780,739)

Net unrealized appreciation	$611,635,482

Federal income tax cost of investments	$4,381,085,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.5%)
Auto Components (0.5%)
BorgWarner, Inc.	3,534	$358,312

Automobiles (0.9%)
Ford Motor Co.	37,391	630,786

Hotels, Restaurants & Leisure (3.1%)
Hyatt Hotels Corp., Class A*	4,878	209,559
MGM Resorts International*	39,551	808,423
Starwood Hotels & Resorts Worldwide, Inc.	8,760	582,102
Wynn Resorts Ltd.	3,942	622,875

		2,222,959

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	451	141,001

Media (1.8%)
Time Warner, Inc.	6,483	426,646
Walt Disney Co.	12,947	834,952

		1,261,598

Multiline Retail (1.7%)
Macy’s, Inc.	14,924	645,761
Target Corp.	8,573	548,501

		1,194,262

Specialty Retail (2.4%)
Abercrombie & Fitch Co., Class A	8,704	307,861
AutoZone, Inc.*	738	311,975
Dick’s Sporting Goods, Inc.	12,103	646,058
Home Depot, Inc.	3,614	274,122
Tiffany & Co.	2,694	206,414

		1,746,430

Textiles, Apparel & Luxury Goods (0.9%)
PVH Corp.	2,492	295,775
Ralph Lauren Corp.	2,008	330,778

		626,553

Total Consumer Discretionary		8,181,901

Consumer Staples (6.9%)
Beverages (2.4%)
Coca-Cola Co.	22,326	845,709
PepsiCo, Inc.	11,142	885,789

		1,731,498

Food & Staples Retailing (1.4%)
CVS Caremark Corp.	12,174	690,874
Wal-Mart Stores, Inc.	4,511	333,634

		1,024,508

Food Products (1.0%)
Mondelez International, Inc., Class A	22,673	712,386

Household Products (1.6%)
Colgate-Palmolive Co.	13,330	790,469
Procter & Gamble Co.	4,423	334,334

		1,124,803

Tobacco (0.5%)
Philip Morris International, Inc.	3,681	318,738

Total Consumer Staples		4,911,933

Energy (10.7%)
Energy Equipment & Services (1.9%)
Halliburton Co.	11,227	540,580
Schlumberger Ltd.	9,621	850,111

		1,390,691

Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	7,849	729,878
Cabot Oil & Gas Corp.	1,012	37,768
Chevron Corp.	10,036	1,219,374
EOG Resources, Inc.	4,960	839,629
EQT Corp.	2,277	202,015
Exxon Mobil Corp.	8,263	710,949
Hess Corp.	9,263	716,400
Marathon Petroleum Corp.	6,959	447,603
Occidental Petroleum Corp.	10,113	945,970
Pioneer Natural Resources Co.	1,956	369,293
Range Resources Corp.	931	70,654

		6,289,533

Total Energy		7,680,224

Financials (19.2%)
Capital Markets (3.8%)
Goldman Sachs Group, Inc.	7,761	1,227,868
Invesco Ltd.	12,098	385,926
Morgan Stanley	23,463	632,328
State Street Corp.	1,615	106,186
TD Ameritrade Holding Corp.	15,095	395,187

		2,747,495

Commercial Banks (4.8%)
Comerica, Inc.	11,137	437,795
Fifth Third Bancorp	25,292	456,268
PNC Financial Services Group, Inc.	5,604	406,010
Regions Financial Corp.	42,129	390,114
SunTrust Banks, Inc.	11,498	372,765
U.S. Bancorp/Minnesota	14,129	516,839
Wells Fargo & Co.	20,233	836,028

		3,415,819

Consumer Finance (1.5%)
Capital One Financial Corp.	16,071	1,104,721

Diversified Financial Services (4.3%)
Bank of America Corp.	27,310	376,878
Citigroup, Inc.	22,414	1,087,303
JPMorgan Chase & Co.	30,484	1,575,718

		3,039,899

Insurance (3.9%)
Chubb Corp.	3,040	271,350
Hartford Financial Services Group, Inc.	30,422	946,733
MetLife, Inc.	10,751	504,760
Prudential Financial, Inc.	9,079	707,980
Travelers Cos., Inc.	4,121	349,337

		2,780,160

Real Estate Investment Trusts (REITs) (0.9%)
Host Hotels & Resorts, Inc. (REIT)	34,836	615,552

Total Financials		13,703,646

Health Care (11.2%)
Biotechnology (2.4%)
Gilead Sciences, Inc.*	11,599	728,881
Medivation, Inc.*	9,444	566,073

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Vertex Pharmaceuticals, Inc.*	5,408	$410,035

		1,704,989

Health Care Equipment & Supplies (0.9%)
Covidien plc	10,306	628,048

Health Care Providers & Services (3.3%)
Express Scripts Holding Co.*	19,181	1,185,002
HCA Holdings, Inc.	8,496	363,204
UnitedHealth Group, Inc.	11,119	796,232

		2,344,438

Pharmaceuticals (4.6%)
Bristol-Myers Squibb Co.	21,908	1,013,902
Eli Lilly and Co.	11,662	586,948
Johnson & Johnson	4,050	351,094
Merck & Co., Inc.	2,973	141,545
Pfizer, Inc.	42,150	1,210,127

		3,303,616

Total Health Care		7,981,091

Industrials (10.9%)
Aerospace & Defense (3.0%)
Boeing Co.	4,939	580,333
Honeywell International, Inc.	7,640	634,426
United Technologies Corp.	8,753	943,748

		2,158,507

Construction & Engineering (0.6%)
Fluor Corp.	3,504	248,644
KBR, Inc.	6,604	215,554

		464,198

Electrical Equipment (1.6%)
Eaton Corp. plc	2,337	160,879
Emerson Electric Co.	14,689	950,378

		1,111,257

Industrial Conglomerates (1.1%)
General Electric Co.	31,412	750,433

Machinery (1.9%)
Caterpillar, Inc.	3,180	265,117
Dover Corp.	6,277	563,863
PACCAR, Inc.	10,049	559,327

		1,388,307

Road & Rail (2.4%)
Hertz Global Holdings, Inc.*	34,869	772,697
Union Pacific Corp.	6,093	946,487

		1,719,184

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	851	222,715

Total Industrials		7,814,601

Information Technology (21.9%)
Communications Equipment (2.5%)
Cisco Systems, Inc.	43,802	1,025,843
QUALCOMM, Inc.	11,392	767,365

		1,793,208

Computers & Peripherals (7.8%)
Apple, Inc.	6,987	3,331,052
EMC Corp.	26,957	689,021
Hewlett-Packard Co.	6,900	144,762
NCR Corp.*	27,867	1,103,812
NetApp, Inc.	6,767	288,410

		5,557,057

Internet Software & Services (4.2%)
eBay, Inc.*	3,501	195,321
Google, Inc., Class A*	2,230	1,953,279
Monster Worldwide, Inc.*	58,656	259,259
Pandora Media, Inc.*	23,858	599,552

		3,007,411

IT Services (1.5%)
International Business Machines Corp.	4,316	799,237
Vantiv, Inc., Class A*	10,275	287,083

		1,086,320

Semiconductors & Semiconductor Equipment (2.6%)
Broadcom Corp., Class A	10,577	275,108
Intel Corp.	18,684	428,237
Micron Technology, Inc.*	33,055	577,471
Texas Instruments, Inc.	13,536	545,095

		1,825,911

Software (3.3%)
Informatica Corp.*	10,220	398,274
Microsoft Corp.	24,559	818,060
Oracle Corp.	23,731	787,157
VMware, Inc., Class A*	4,809	389,048

		2,392,539

Total Information Technology		15,662,446

Materials (5.2%)
Chemicals (3.3%)
Celanese Corp.	9,753	514,861
Dow Chemical Co.	15,176	582,758
E.I. du Pont de Nemours & Co.	1,940	113,606
LyondellBasell Industries N.V., Class A	5,442	398,518
Monsanto Co.	7,405	772,860

		2,382,603

Containers & Packaging (0.5%)
Rock-Tenn Co., Class A	3,083	312,216

Metals & Mining (1.4%)
Freeport-McMoRan Copper & Gold, Inc.	14,197	469,637
Reliance Steel & Aluminum Co.	4,342	318,138
United States Steel Corp.	9,727	200,279

		988,054

Total Materials		3,682,873

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
Verizon Communications, Inc.	15,394	718,284

Total Telecommunication Services		718,284

Utilities (1.0%)
Electric Utilities (0.5%)
Duke Energy Corp.	2,895	193,328
NextEra Energy, Inc.	2,385	191,182

		384,510

Multi-Utilities (0.5%)
Dominion Resources, Inc.	2,529	158,012

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
PG&E Corp.	4,579	$187,372

		345,384

Total Utilities		729,894

Total Investments (99.5%) (Cost $51,695,564)		71,066,893
Other Assets Less Liabilities (0.5%)		352,263

Net Assets (100%)		$71,419,156

*	Non-income producing.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,181,901	$—	$—	$8,181,901
Consumer Staples	4,911,933	—	—	4,911,933
Energy	7,680,224	—	—	7,680,224
Financials	13,703,646	—	—	13,703,646
Health Care	7,981,091	—	—	7,981,091
Industrials	7,814,601	—	—	7,814,601
Information Technology	15,662,446	—	—	15,662,446
Materials	3,682,873	—	—	3,682,873
Telecommunication Services	718,284	—	—	718,284
Utilities	729,894	—	—	729,894

Total Assets	$71,066,893	$—	$—	$71,066,893

Total Liabilities	$—	$—	$—	$—

Total	$71,066,893	$—	$—	$71,066,893

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$38,511,148
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$57,709,833

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,951,912
Aggregate gross unrealized depreciation	(2,115,563)

Net unrealized appreciation	$17,836,349

Federal income tax cost of investments	$53,230,544

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.2%)
Rio Tinto Ltd.	244,590	$14,087,710

Brazil (3.7%)
BM&F Bovespa S.A.	1,269,700	7,126,773
Cia de Bebidas das Americas (Preference) (ADR)	129,427	4,963,525
Cia. Hering	439,300	6,693,661
Itau Unibanco Holding S.A. (Preference) (ADR)	960,315	13,559,648
Lojas Renner S.A.	109,800	3,166,727
LPS Brasil Consultoria de Imoveis S.A.	426,700	3,330,736
M Dias Branco S.A.	139,100	6,431,877

		45,272,947

Canada (3.4%)
Canadian National Railway Co.	203,707	20,649,778
Dollarama, Inc.	151,572	12,317,938
Suncor Energy, Inc.	240,880	8,612,796

		41,580,512

Chile (0.5%)
Banco Santander Chile S.A. (ADR)	233,789	6,146,313

China (0.5%)
Guangzhou Automobile Group Co., Ltd., Class H	6,149,294	6,667,900

Denmark (2.8%)
Carlsberg A/S, Class B	146,549	15,098,553
Chr Hansen Holding A/S	206,445	7,309,511
Novo Nordisk A/S, Class B	72,678	12,339,084

		34,747,148

Finland (0.6%)
Kone Oyj, Class B	78,515	7,005,144

France (15.1%)
Air Liquide S.A.	85,426	11,897,784
Danone S.A.	471,213	35,469,415
Dassault Systemes S.A.	46,738	6,239,487
Essilor International S.A.	95,860	10,309,894
Legrand S.A.	107,947	5,989,671
L’Oreal S.A.	72,174	12,395,474
LVMH Moet Hennessy Louis Vuitton S.A.	198,544	39,108,196
Pernod-Ricard S.A.	190,502	23,656,177
Publicis Groupe S.A.	220,933	17,580,663
Schneider Electric S.A.	175,416	14,834,344
Technip S.A.	63,581	7,465,290

		184,946,395

Germany (7.8%)
Adidas AG	62,154	6,741,938
Bayer AG (Registered)	159,084	18,758,295
Brenntag AG	89,715	14,934,694
Fresenius Medical Care AG & Co. KGaA	94,241	6,131,184
Linde AG	116,230	23,020,193
SAP AG	179,628	13,285,343
Symrise AG	294,451	13,043,906

		95,915,553

Hong Kong (5.1%)
AIA Group Ltd.	3,633,369	17,075,555
China Unicom Hong Kong Ltd.	9,056,756	14,129,469
Dairy Farm International Holdings Ltd.	388,338	3,926,097
Li & Fung Ltd.	11,088,832	16,127,339
Sands China Ltd.	1,704,202	10,536,042

		61,794,502

India (0.8%)
HDFC Bank Ltd.	1,046,592	9,914,246

Ireland (2.9%)
Accenture plc, Class A	291,560	21,470,479
Experian plc	708,799	13,505,777

		34,976,256

Israel (0.9%)
NICE Systems Ltd. (ADR)	272,139	11,258,390

Italy (1.6%)
Prysmian S.p.A.	394,151	9,651,412
Saipem S.p.A.	446,985	9,711,541

		19,362,953

Japan (12.3%)
AEON Financial Service Co., Ltd.	100,100	3,141,650
Honda Motor Co., Ltd.	708,300	26,913,887
INPEX Corp.	923,200	10,876,093
Japan Tobacco, Inc.	798,700	28,683,158
Lawson, Inc.	176,700	13,823,928
Obic Co., Ltd.	444,100	14,299,573
Santen Pharmaceutical Co., Ltd.	126,700	6,141,976
Softbank Corp.	73,800	5,097,940
Sundrug Co., Ltd.	159,300	7,941,096
Toyota Motor Corp.	151,700	9,676,575
Unicharm Corp.	212,200	12,369,968
Yahoo! Japan Corp.	2,009,300	11,385,931

		150,351,775

Netherlands (2.2%)
Akzo Nobel N.V.	128,127	8,419,826
Heineken N.V.	261,613	18,542,034

		26,961,860

Panama (1.3%)
Copa Holdings S.A., Class A	118,617	16,448,619

Peru (1.2%)
Credicorp Ltd.	116,592	14,977,408

Russia (0.6%)
Sberbank of Russia (ADR)	609,517	7,332,489

South Korea (1.8%)
NAVER Corp.	16,499	8,551,369
Samsung Electronics Co., Ltd.	10,789	13,723,743

		22,275,112

Spain (1.9%)
Amadeus IT Holding S.A. Class A	281,419	9,974,804
Inditex S.A.	83,417	12,853,693

		22,828,497

Sweden (1.1%)
Telefonaktiebolaget LM Ericsson, Class B	1,004,878	13,368,769

Switzerland (10.6%)
Cie Financiere Richemont S.A. (Registered)	129,690	12,992,662
Julius Baer Group Ltd.*	255,669	11,930,372

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Kuehne + Nagel International AG (Registered)	71,178	$9,326,691
Nestle S.A. (Registered)	416,182	29,107,659
Roche Holding AG	81,789	22,058,204
Schindler Holding AG	68,736	10,321,611
Sonova Holding AG (Registered)*	156,926	19,504,044
UBS AG (Registered)*	678,858	13,887,182

		129,128,425

Taiwan (1.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,227,686	20,821,555

United Kingdom (16.8%)
Aberdeen Asset Management plc	766,267	4,696,569
Bellway plc	199,826	4,254,003
BG Group plc	1,043,072	19,934,268
Capita plc	981,591	15,827,413
Compass Group plc	2,078,775	28,605,295
Croda International plc	216,667	9,312,737
Diageo plc	774,656	24,642,880
HSBC Holdings plc	1,097,999	11,898,924
Intertek Group plc	163,478	8,746,832
Reckitt Benckiser Group plc	290,299	21,242,420
Rolls-Royce Holdings plc*	873,097	15,717,639
Standard Chartered plc	654,418	15,690,266
Weir Group plc	430,620	16,243,146
Whitbread plc	187,318	8,988,304

		205,800,696

United States (1.1%)
Mettler-Toledo International, Inc.*	57,443	13,791,490

Total Common Stocks (99.5%) (Cost $891,962,911)		1,217,762,664

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Commercial Paper (0.2%)
HSBC USA, Inc.
0.05%, 10/1/13 (p)	$2,934,000	2,933,996

Total Short-Term Investments (0.2%) (Cost $2,934,000)		2,933,996

Total Investments (99.7%) (Cost $894,896,911)		1,220,696,660
Other Assets Less Liabilities (0.3%)		3,794,031

Net Assets (100%)		$1,224,490,691

*	Non-income producing.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	18.2%
Consumer Staples	21.1
Energy	4.6
Financials	11.5
Health Care	8.9
Industrials	14.7
Information Technology	11.8
Materials	7.1
Telecommunication Services	1.6
Cash and Other	0.5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
South African Rand vs. U.S. Dollar, expiring 10/1/13	Goldman Sachs & Co.	8,837	$897,491	$880,123	$17,368

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,178,326	$201,046,497	$—	$223,224,823
Consumer Staples	11,395,402	246,898,859	—	258,294,261
Energy	8,612,796	47,987,192	—	56,599,988
Financials	52,473,367	88,234,764	—	140,708,131
Health Care	13,791,490	95,242,681	—	109,034,171
Industrials	37,098,397	142,104,374	—	179,202,771
Information Technology	53,550,424	90,829,019	—	144,379,443
Materials	—	87,091,667	—	87,091,667
Telecommunication Services	—	19,227,409	—	19,227,409
Forward Currency Contracts	—	17,368	—	17,368
Short-Term Investments	—	2,933,996	—	2,933,996

Total Assets	$199,100,202	$1,021,613,826	$—	$1,220,714,028

Total Liabilities	$—	$—	$—	$—

Total	$199,100,202	$1,021,613,826	$—	$1,220,714,028

(a)	Securities with a market value of $26,749,774 transferred from Level 2 to Level 1 since the beginning of the period due to securities no longer valued using fair value factors based on third party vendor modeling tools.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$297,146,282
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$361,134,578

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$338,533,621
Aggregate gross unrealized depreciation	(24,883,805)

Net unrealized appreciation	$313,649,816

Federal income tax cost of investments	$907,046,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.2%)
Gentex Corp.	148,126	$3,790,544

Automobiles (0.2%)
Thor Industries, Inc.	45,830	2,659,973

Distributors (0.7%)
LKQ Corp.*	317,732	10,122,942

Diversified Consumer Services (0.9%)
Apollo Group, Inc., Class A*	104,324	2,170,982
DeVry, Inc.	58,915	1,800,442
Matthews International Corp., Class A	28,508	1,085,585
Regis Corp.	45,762	671,786
Service Corp. International	220,338	4,102,694
Sotheby’s, Inc.	70,358	3,456,689

		13,288,178

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*	40,207	2,897,316
Bob Evans Farms, Inc.	29,020	1,661,975
Brinker International, Inc.	69,535	2,818,254
Cheesecake Factory, Inc.	50,963	2,239,824
Domino’s Pizza, Inc.	58,554	3,978,744
International Speedway Corp., Class A	28,381	916,706
Life Time Fitness, Inc.*	41,225	2,121,851
Panera Bread Co., Class A*	29,160	4,622,735
Scientific Games Corp., Class A*	54,198	876,382
Wendy’s Co.	294,819	2,500,065
WMS Industries, Inc.*	56,584	1,468,355

		26,102,207

Household Durables (2.3%)
Jarden Corp.*	125,700	6,083,880
KB Home	83,600	1,506,472
M.D.C. Holdings, Inc.	40,697	1,221,317
Mohawk Industries, Inc.*	64,583	8,411,936
NVR, Inc.*	4,534	4,167,607
Tempur Sealy International, Inc.*	62,000	2,725,520
Toll Brothers, Inc.*	161,953	5,252,136
Tupperware Brands Corp.	55,055	4,755,100

		34,123,968

Internet & Catalog Retail (0.1%)
HSN, Inc.	34,726	1,862,008

Leisure Equipment & Products (0.6%)
Polaris Industries, Inc.	67,846	8,764,346

Media (1.3%)
AMC Networks, Inc., Class A*	61,815	4,233,091
Cinemark Holdings, Inc.	105,904	3,361,393
DreamWorks Animation SKG, Inc., Class A*	74,036	2,107,065
John Wiley & Sons, Inc., Class A	48,140	2,295,797
Lamar Advertising Co., Class A*	67,911	3,193,854
Meredith Corp.	37,100	1,766,702
New York Times Co., Class A*	127,078	1,597,370
Scholastic Corp.	27,028	774,352
Valassis Communications, Inc.	40,500	1,169,640

		20,499,264

Multiline Retail (0.3%)
Big Lots, Inc.*	60,601	2,247,691
Saks, Inc.*	102,929	1,640,688

		3,888,379

Specialty Retail (4.2%)
Aaron’s, Inc.	82,486	2,284,862
Advance Auto Parts, Inc.	75,428	6,236,387
Aeropostale, Inc.*	80,442	756,155
American Eagle Outfitters, Inc.	182,509	2,553,301
ANN, Inc.*	49,068	1,777,243
Ascena Retail Group, Inc.*	132,300	2,636,739
Barnes & Noble, Inc.*	11,119	143,880
Cabela’s, Inc.*	48,386	3,049,770
Chico’s FAS, Inc.	168,873	2,813,424
CST Brands, Inc.	62,787	1,871,053
Dick’s Sporting Goods, Inc.	108,186	5,774,969
Foot Locker, Inc.	154,675	5,249,670
Guess?, Inc.	63,591	1,898,191
Murphy USA, Inc.*	47,100	1,902,369
Office Depot, Inc.*	251,500	1,214,745
Rent-A-Center, Inc.	55,574	2,117,369
Signet Jewelers Ltd.	83,389	5,974,822
Tractor Supply Co.	146,290	9,826,299
Williams-Sonoma, Inc.	94,792	5,327,310

		63,408,558

Textiles, Apparel & Luxury Goods (1.3%)
Carter’s, Inc.	61,840	4,693,038
Deckers Outdoor Corp.*	35,300	2,326,976
Hanesbrands, Inc.	105,178	6,553,641
Under Armour, Inc., Class A*	83,933	6,668,477

		20,242,132

Total Consumer Discretionary		208,752,499

Consumer Staples (3.7%)
Food & Staples Retailing (0.5%)
Harris Teeter Supermarkets, Inc.	51,489	2,532,744
SUPERVALU, Inc.*	208,799	1,718,416
United Natural Foods, Inc.*	51,334	3,450,671

		7,701,831

Food Products (2.1%)
Dean Foods Co.*	95,650	1,846,045
Flowers Foods, Inc.	182,546	3,913,786
Green Mountain Coffee Roasters, Inc.*	138,698	10,448,120
Hillshire Brands Co.	128,111	3,938,132
Ingredion, Inc.	82,543	5,461,870
Lancaster Colony Corp.	20,188	1,580,519
Post Holdings, Inc.*	34,008	1,372,903
Tootsie Roll Industries, Inc.	20,903	644,231
WhiteWave Foods Co., Class A*	180,095	3,596,497

		32,802,103

Household Products (1.0%)
Church & Dwight Co., Inc.	146,747	8,812,158
Energizer Holdings, Inc.	66,188	6,033,036

		14,845,194

Tobacco (0.1%)
Universal Corp.	24,294	1,237,293

Total Consumer Staples		56,586,421

Energy (5.6%)
Energy Equipment & Services (3.0%)
Atwood Oceanics, Inc.*	59,596	3,280,164
CARBO Ceramics, Inc.	20,472	2,028,980
Dresser-Rand Group, Inc.*	81,285	5,072,184
Dril-Quip, Inc.*	42,425	4,868,269
Helix Energy Solutions Group, Inc.*	102,554	2,601,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Oceaneering International, Inc.	114,626	$9,312,216
Oil States International, Inc.*	58,613	6,064,101
Patterson-UTI Energy, Inc.	150,919	3,226,648
Superior Energy Services, Inc.*	166,116	4,159,545
Tidewater, Inc.	51,512	3,054,146
Unit Corp.*	45,473	2,114,040

		45,782,088

Oil, Gas & Consumable Fuels (2.6%)
Alpha Natural Resources, Inc.*	227,800	1,357,688
Arch Coal, Inc.	216,424	889,503
Bill Barrett Corp.*	49,974	1,254,847
Cimarex Energy Co.	91,689	8,838,819
Energen Corp.	75,580	5,773,556
HollyFrontier Corp.	210,952	8,883,189
Rosetta Resources, Inc.*	63,360	3,450,586
SM Energy Co.	68,989	5,325,261
World Fuel Services Corp.	74,800	2,790,788

		38,564,237

Total Energy		84,346,325

Financials (22.1%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	55,897	10,209,028
Apollo Investment Corp.	233,941	1,906,619
Eaton Vance Corp.	125,605	4,877,242
Federated Investors, Inc., Class B	98,175	2,666,433
Greenhill & Co., Inc.	27,100	1,351,748
Janus Capital Group, Inc.	157,134	1,337,210
Raymond James Financial, Inc.	131,044	5,460,604
SEI Investments Co.	154,580	4,778,068
Waddell & Reed Financial, Inc., Class A	89,451	4,604,937

		37,191,889

Commercial Banks (4.4%)
Associated Banc-Corp	174,579	2,704,229
BancorpSouth, Inc.	87,189	1,738,549
Bank of Hawaii Corp.	46,678	2,541,617
Cathay General Bancorp	76,347	1,784,229
City National Corp./California	49,107	3,273,473
Commerce Bancshares, Inc./Missouri	80,233	3,515,008
Cullen/Frost Bankers, Inc.	54,966	3,877,851
East West Bancorp, Inc.	141,750	4,528,912
First Horizon National Corp.	251,100	2,759,589
First Niagara Financial Group, Inc.	365,574	3,791,002
FirstMerit Corp.	172,523	3,745,474
Fulton Financial Corp.	203,137	2,372,640
Hancock Holding Co.	88,359	2,772,705
International Bancshares Corp.	56,652	1,225,383
Prosperity Bancshares, Inc.	58,539	3,620,052
Signature Bank/New York*	48,700	4,457,024
SVB Financial Group*	46,924	4,052,826
Synovus Financial Corp.	1,017,503	3,357,760
TCF Financial Corp.	170,516	2,434,968
Trustmark Corp.	68,763	1,760,333
Valley National Bancorp	207,400	2,063,630
Webster Financial Corp.	93,952	2,398,595
Westamerica Bancorp	28,112	1,398,291

		66,174,140

Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	90,845	4,108,919
MSCI, Inc.*	125,663	5,059,193

		9,168,112

Insurance (4.8%)
Alleghany Corp.*	17,837	7,306,927
American Financial Group, Inc.	74,679	4,037,147
Arthur J. Gallagher & Co.	135,886	5,931,424
Aspen Insurance Holdings Ltd.	70,905	2,573,142
Brown & Brown, Inc.	122,941	3,946,406
Everest Reinsurance Group Ltd.	50,920	7,404,277
Fidelity National Financial, Inc., Class A	225,978	6,011,015
First American Financial Corp.	111,255	2,709,059
Hanover Insurance Group, Inc.	45,814	2,534,431
HCC Insurance Holdings, Inc.	104,510	4,579,628
Kemper Corp.	55,295	1,857,912
Mercury General Corp.	37,736	1,823,026
Old Republic International Corp.	251,287	3,869,820
Primerica, Inc.	59,300	2,392,162
Protective Life Corp.	81,661	3,474,676
Reinsurance Group of America, Inc.	74,667	5,001,942
StanCorp Financial Group, Inc.	46,082	2,535,432
W. R. Berkley Corp.	114,701	4,916,085

		72,904,511

Real Estate Investment Trusts (REITs) (8.8%)
Alexandria Real Estate Equities, Inc. (REIT)	76,221	4,866,711
American Campus Communities, Inc. (REIT)	109,066	3,724,604
BioMed Realty Trust, Inc. (REIT)	205,700	3,823,963
BRE Properties, Inc. (REIT)	80,224	4,072,170
Camden Property Trust (REIT)	90,711	5,573,284
Corporate Office Properties Trust/Maryland (REIT)	89,102	2,058,256
Corrections Corp. of America (REIT)	119,931	4,143,616
Duke Realty Corp. (REIT)	346,138	5,344,371
Equity One, Inc. (REIT)	63,739	1,393,335
Essex Property Trust, Inc. (REIT)	40,454	5,975,056
Extra Space Storage, Inc. (REIT)	113,064	5,172,678
Federal Realty Investment Trust (REIT)	69,715	7,072,587
Highwoods Properties, Inc. (REIT)	92,866	3,279,098
Home Properties, Inc. (REIT)	58,385	3,371,734
Hospitality Properties Trust (REIT)	144,398	4,086,463
Kilroy Realty Corp. (REIT)	86,800	4,335,660
Liberty Property Trust (REIT)	152,129	5,415,792
Mack-Cali Realty Corp. (REIT)	91,148	1,999,787
National Retail Properties, Inc. (REIT)	126,500	4,025,230
Omega Healthcare Investors, Inc. (REIT)	122,191	3,649,845
Potlatch Corp. (REIT)	42,148	1,672,433
Rayonier, Inc. (REIT)	133,785	7,445,135
Realty Income Corp. (REIT)	208,023	8,268,914
Regency Centers Corp. (REIT)	94,999	4,593,202
Senior Housing Properties Trust (REIT)	195,775	4,569,389
SL Green Realty Corp. (REIT)	97,448	8,657,280
Taubman Centers, Inc. (REIT)	66,379	4,467,970
UDR, Inc. (REIT)	266,509	6,316,263
Weingarten Realty Investors (REIT)	116,657	3,421,550

		132,796,376

Real Estate Management & Development (0.4%)
Alexander & Baldwin, Inc.*	44,811	1,614,092
Jones Lang LaSalle, Inc.	45,901	4,007,158

		5,621,250

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	83,189	1,034,871
New York Community Bancorp, Inc.	468,206	7,074,593

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Washington Federal, Inc.	107,133	$2,215,510

		10,324,974

Total Financials		334,181,252

Health Care (8.7%)
Biotechnology (0.6%)
Cubist Pharmaceuticals, Inc.*	69,400	4,410,370
United Therapeutics Corp.*	48,084	3,791,423

		8,201,793

Health Care Equipment & Supplies (2.5%)
Cooper Cos., Inc.	52,000	6,743,880
Hill-Rom Holdings, Inc.	62,209	2,228,949
Hologic, Inc.*	282,831	5,840,460
IDEXX Laboratories, Inc.*	55,718	5,552,299
Masimo Corp.	53,428	1,423,322
ResMed, Inc.	150,698	7,959,868
STERIS Corp.	60,620	2,604,235
Teleflex, Inc.	42,357	3,485,134
Thoratec Corp.*	59,677	2,225,355

		38,063,502

Health Care Providers & Services (3.2%)
Community Health Systems, Inc.	101,442	4,209,843
Health Management Associates, Inc., Class A*	267,639	3,425,779
Health Net, Inc.*	82,593	2,618,198
Henry Schein, Inc.*	90,400	9,374,480
LifePoint Hospitals, Inc.*	48,729	2,272,233
MEDNAX, Inc.*	52,967	5,317,887
Omnicare, Inc.	108,220	6,006,210
Owens & Minor, Inc.	65,918	2,280,104
Universal Health Services, Inc., Class B	93,546	7,015,015
VCA Antech, Inc.*	92,159	2,530,686
WellCare Health Plans, Inc.*	44,808	3,124,910

		48,175,345

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	166,300	2,472,881
HMS Holdings Corp.*	91,200	1,961,712

		4,434,593

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	21,084	2,478,635
Charles River Laboratories International, Inc.*	50,350	2,329,191
Covance, Inc.*	57,786	4,996,178
Mettler-Toledo International, Inc.*	31,122	7,472,081
Techne Corp.	34,441	2,757,346

		20,033,431

Pharmaceuticals (0.8%)
Endo Health Solutions, Inc.*	119,436	5,427,172
Mallinckrodt plc*	61,217	2,699,057
Salix Pharmaceuticals Ltd.*	64,343	4,303,260

		12,429,489

Total Health Care		131,338,153

Industrials (15.8%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.	33,501	3,268,358
B/E Aerospace, Inc.*	103,420	7,634,464
Esterline Technologies Corp.*	32,561	2,601,298
Exelis, Inc.	195,838	3,076,615
Huntington Ingalls Industries, Inc.	51,700	3,484,580
Triumph Group, Inc.	53,701	3,770,884

		23,836,199

Air Freight & Logistics (0.1%)
UTi Worldwide, Inc.	95,600	1,444,516

Airlines (0.4%)
Alaska Air Group, Inc.	73,120	4,578,774
JetBlue Airways Corp.*	230,256	1,533,505

		6,112,279

Building Products (0.7%)
Fortune Brands Home & Security, Inc.	176,171	7,333,999
Lennox International, Inc.	47,734	3,592,461

		10,926,460

Commercial Services & Supplies (1.8%)
Brink’s Co.	49,919	1,412,708
Clean Harbors, Inc.*	59,216	3,473,610
Copart, Inc.*	119,518	3,799,477
Deluxe Corp.	52,945	2,205,689
Herman Miller, Inc.	60,766	1,773,152
HNI Corp.	46,448	1,680,489
Mine Safety Appliances Co.	32,477	1,676,138
R.R. Donnelley & Sons Co.	188,821	2,983,372
Rollins, Inc.	68,520	1,816,465
Waste Connections, Inc.	131,372	5,965,602

		26,786,702

Construction & Engineering (0.9%)
AECOM Technology Corp.*	107,303	3,355,365
Granite Construction, Inc.	36,693	1,122,806
KBR, Inc.	153,861	5,022,023
URS Corp.	79,005	4,246,518

		13,746,712

Electrical Equipment (1.0%)
Acuity Brands, Inc.	44,590	4,103,172
General Cable Corp.	51,796	1,644,523
Hubbell, Inc., Class B	57,407	6,012,809
Regal-Beloit Corp.	46,829	3,181,094

		14,941,598

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	66,234	4,655,588

Machinery (5.4%)
AGCO Corp.	94,998	5,739,779
CLARCOR, Inc.	51,718	2,871,901
Crane Co.	50,010	3,084,117
Donaldson Co., Inc.	144,029	5,491,826
Graco, Inc.	63,375	4,693,552
Harsco Corp.	83,967	2,090,778
IDEX Corp.	84,698	5,526,545
ITT Corp.	93,580	3,364,201
Kennametal, Inc.	81,960	3,737,376
Lincoln Electric Holdings, Inc.	85,541	5,698,741
Nordson Corp.	64,423	4,743,465
Oshkosh Corp.*	90,921	4,453,311
SPX Corp.	47,309	4,004,234
Terex Corp.*	115,752	3,889,267
Timken Co.	83,075	5,017,730
Trinity Industries, Inc.	82,446	3,738,926
Valmont Industries, Inc.	28,607	3,973,798
Wabtec Corp.	102,336	6,433,864
Woodward, Inc.	62,985	2,571,678

		81,125,089

Marine (0.4%)
Kirby Corp.*	60,477	5,234,285
Matson, Inc.	44,427	1,165,320

		6,399,605

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (1.1%)
Corporate Executive Board Co.	34,988	$2,540,829
FTI Consulting, Inc.*	41,957	1,585,975
Manpowergroup, Inc.	81,916	5,958,570
Towers Watson & Co., Class A	67,363	7,205,146

		17,290,520

Road & Rail (1.1%)
Con-way, Inc.	58,646	2,527,056
Genesee & Wyoming, Inc., Class A*	44,847	4,169,426
J.B. Hunt Transport Services, Inc.	96,945	7,070,199
Landstar System, Inc.	48,467	2,713,183
Werner Enterprises, Inc.	46,526	1,085,451

		17,565,315

Trading Companies & Distributors (1.0%)
GATX Corp.	48,716	2,314,984
MSC Industrial Direct Co., Inc., Class A	51,554	4,193,918
United Rentals, Inc.*	97,193	5,665,380
Watsco, Inc.	28,303	2,668,124

		14,842,406

Total Industrials		239,672,989

Information Technology (16.0%)
Communications Equipment (0.8%)
ADTRAN, Inc.	61,701	1,643,715
Ciena Corp.*	105,683	2,639,961
InterDigital, Inc.	42,836	1,599,068
Plantronics, Inc.	44,370	2,043,238
Polycom, Inc.*	179,585	1,961,068
Riverbed Technology, Inc.*	170,113	2,481,949

		12,368,999

Computers & Peripherals (1.1%)
3D Systems Corp.*	98,800	5,334,212
Diebold, Inc.	66,263	1,945,482
Lexmark International, Inc., Class A	65,594	2,164,602
NCR Corp.*	176,330	6,984,431

		16,428,727

Electronic Equipment, Instruments & Components (2.1%)
Arrow Electronics, Inc.*	104,655	5,078,907
Avnet, Inc.	143,462	5,983,800
Ingram Micro, Inc., Class A*	158,399	3,651,097
Itron, Inc.*	41,151	1,762,497
National Instruments Corp.	99,029	3,062,967
Tech Data Corp.*	39,307	1,961,812
Trimble Navigation Ltd.*	268,870	7,988,128
Vishay Intertechnology, Inc.*	137,520	1,772,633

		31,261,841

Internet Software & Services (1.4%)
AOL, Inc.*	79,800	2,759,484
Equinix, Inc.*	52,274	9,600,120
Monster Worldwide, Inc.*	114,900	507,858
Rackspace Hosting, Inc.*	121,114	6,389,975
ValueClick, Inc.*	73,200	1,526,220

		20,783,657

IT Services (3.7%)
Acxiom Corp.*	76,671	2,176,690
Alliance Data Systems Corp.*	51,000	10,784,970
Broadridge Financial Solutions, Inc.	126,188	4,006,469
Convergys Corp.	109,364	2,050,575
CoreLogic, Inc.*	99,403	2,688,851
DST Systems, Inc.	31,078	2,343,592
Gartner, Inc.*	96,689	5,801,340
Global Payments, Inc.	80,543	4,114,136
Jack Henry & Associates, Inc.	89,637	4,626,166
Leidos Holdings, Inc.	77,750	3,539,180
Lender Processing Services, Inc.	88,413	2,941,500
ManTech International Corp., Class A	24,338	699,961
NeuStar, Inc., Class A*	68,495	3,389,133
Science Applications International Corp.*	44,429	1,499,464
VeriFone Systems, Inc.*	112,972	2,582,540
WEX, Inc.*	40,387	3,543,959

		56,788,526

Office Electronics (0.2%)
Zebra Technologies Corp., Class A*	53,008	2,413,454

Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc.*	662,000	2,515,600
Atmel Corp.*	446,173	3,319,527
Cree, Inc.*	127,452	7,671,336
Cypress Semiconductor Corp.*	138,300	1,291,722
Fairchild Semiconductor International, Inc.*	132,424	1,839,369
Integrated Device Technology, Inc.*	150,141	1,414,328
International Rectifier Corp.*	71,940	1,781,954
Intersil Corp., Class A	129,642	1,455,880
RF Micro Devices, Inc.*	292,769	1,651,217
Semtech Corp.*	70,140	2,103,499
Silicon Laboratories, Inc.*	40,650	1,736,161
Skyworks Solutions, Inc.*	197,020	4,893,977
SunEdison, Inc.*	241,304	1,923,193

		33,597,763

Software (4.5%)
ACI Worldwide, Inc.*	41,480	2,242,409
Advent Software, Inc.	41,542	1,318,959
ANSYS, Inc.*	96,623	8,359,822
Cadence Design Systems, Inc.*	294,580	3,976,830
CommVault Systems, Inc.*	47,000	4,128,010
Compuware Corp.	222,167	2,488,270
Concur Technologies, Inc.*	50,100	5,536,050
FactSet Research Systems, Inc.	42,120	4,595,292
Fair Isaac Corp.	36,884	2,038,948
Informatica Corp.*	112,503	4,384,242
Mentor Graphics Corp.	98,686	2,306,292
MICROS Systems, Inc.*	81,879	4,089,037
PTC, Inc.*	124,447	3,538,028
Rovi Corp.*	107,606	2,062,807
SolarWinds, Inc.*	70,900	2,485,754
Solera Holdings, Inc.	71,714	3,791,519
Synopsys, Inc.*	161,559	6,090,774
TIBCO Software, Inc.*	162,270	4,152,489

		67,585,532

Total Information Technology		241,228,499

Materials (6.9%)
Chemicals (2.7%)
Albemarle Corp.	83,905	5,280,981
Ashland, Inc.	75,800	7,009,984
Cabot Corp.	62,445	2,667,026
Cytec Industries, Inc.	37,962	3,088,588
Intrepid Potash, Inc.	55,100	863,968
Minerals Technologies, Inc.	36,289	1,791,588
NewMarket Corp.	11,898	3,425,553
Olin Corp.	83,582	1,928,237
RPM International, Inc.	137,932	4,993,138
Scotts Miracle-Gro Co., Class A	47,465	2,611,999
Sensient Technologies Corp.	52,092	2,494,686

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	84,275	$5,345,563

		41,501,311

Construction Materials (0.6%)
Eagle Materials, Inc.	51,654	3,747,498
Martin Marietta Materials, Inc.	47,806	4,693,115

		8,440,613

Containers & Packaging (1.7%)
AptarGroup, Inc.	68,880	4,141,754
Greif, Inc., Class A	31,690	1,553,761
Packaging Corp. of America	104,509	5,966,419
Rock-Tenn Co., Class A	76,278	7,724,673
Silgan Holdings, Inc.	47,114	2,214,358
Sonoco Products Co.	105,372	4,103,186

		25,704,151

Metals & Mining (1.5%)
Carpenter Technology Corp.	56,796	3,300,416
Commercial Metals Co.	121,663	2,062,188
Compass Minerals International, Inc.	34,669	2,644,205
Reliance Steel & Aluminum Co.	81,931	6,003,084
Royal Gold, Inc.	67,705	3,294,525
Steel Dynamics, Inc.	229,423	3,833,658
Worthington Industries, Inc.	55,510	1,911,209

		23,049,285

Paper & Forest Products (0.4%)
Domtar Corp.	34,985	2,778,509
Louisiana-Pacific Corp.*	145,066	2,551,711

		5,330,220

Total Materials		104,025,580

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
tw telecom, Inc.*	152,076	4,541,750

Wireless Telecommunication Services (0.2%)
Telephone & Data Systems, Inc.	104,685	3,093,442

Total Telecommunication Services		7,635,192

Utilities (4.8%)
Electric Utilities (2.0%)
Cleco Corp.	62,918	2,821,243
Great Plains Energy, Inc.	160,011	3,552,244
Hawaiian Electric Industries, Inc.	101,393	2,544,964
IDACORP, Inc.	52,289	2,530,788
NV Energy, Inc.	250,686	5,918,697
OGE Energy Corp.	210,449	7,595,104
PNM Resources, Inc.	82,915	1,876,367
Westar Energy, Inc.	132,082	4,048,313

		30,887,720

Gas Utilities (1.4%)
Atmos Energy Corp.	94,256	4,014,363
National Fuel Gas Co.	88,970	6,117,577
Questar Corp.	182,220	4,098,128
UGI Corp.	118,500	4,636,905
WGL Holdings, Inc.	53,820	2,298,652

		21,165,625

Multi-Utilities (1.1%)
Alliant Energy Corp.	118,063	5,850,022
Black Hills Corp.	46,262	2,306,623
MDU Resources Group, Inc.	197,461	5,522,984
Vectren Corp.	85,642	2,856,161

		16,535,790

Water Utilities (0.3%)
Aqua America, Inc.	183,130	4,528,805

Total Utilities		73,117,940

Total Common Stocks (97.9%) (Cost $804,190,666)		1,480,884,850

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (0.1%)
U.S. Treasury Bills
0.02%, 12/12/13#(p)	$1,655,000	1,654,942

Total Government Securities		1,654,942

Total Short-Term Investments (0.1%) (Cost $1,654,967)		1,654,942

Total Investments (98.0%) (Cost $805,845,633)		1,482,539,792
Other Assets Less Liabilities (2.0%)		30,230,887

Net Assets (100%)		$1,512,770,679

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,654,942.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	277	December-13	$34,022,065	$34,364,620	$342,555

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$208,752,499	$—	$—	$208,752,499
Consumer Staples	56,586,421	—	—	56,586,421
Energy	84,346,325	—	—	84,346,325
Financials	334,181,252	—	—	334,181,252
Health Care	131,338,153	—	—	131,338,153
Industrials	239,672,989	—	—	239,672,989
Information Technology	241,228,499	—	—	241,228,499
Materials	104,025,580	—	—	104,025,580
Telecommunication Services	7,635,192	—	—	7,635,192
Utilities	73,117,940	—	—	73,117,940
Futures	342,555	—	—	342,555
Short-Term Investments	—	1,654,942	—	1,654,942

Total Assets	$1,481,227,405	$1,654,942	$—	$1,482,882,347

Total Liabilities	$—	$—	$—	$—

Total	$1,481,227,405	$1,654,942	$—	$1,482,882,347

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$151,199,385
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$166,455,342

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$698,459,199
Aggregate gross unrealized depreciation	(25,654,318)

Net unrealized appreciation	$672,804,881

Federal income tax cost of investments	$809,734,911

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.8%)
Auto Components (0.3%)
Allison Transmission Holdings, Inc.	10,578	$264,979
Gentex Corp.	21,665	554,407
Lear Corp.	25,222	1,805,139
Tenneco, Inc.*	19,544	986,972
TRW Automotive Holdings Corp.*	37,959	2,706,856

		6,318,353

Distributors (0.0%)
Genuine Parts Co.	3,054	247,038

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	34,546	718,902
DeVry, Inc.	22,293	681,274
Hillenbrand, Inc.	30,063	822,825
Service Corp. International	16,552	308,198
Steiner Leisure Ltd.*	48,686	2,844,723
Weight Watchers International, Inc.	4,430	165,549

		5,541,471

Hotels, Restaurants & Leisure (0.8%)
Choice Hotels International, Inc.	9,337	403,265
Darden Restaurants, Inc.	15,958	738,696
Hyatt Hotels Corp., Class A*	15,855	681,131
Marriott International, Inc., Class A	9,700	407,982
MGM Resorts International*	131,122	2,680,134
Norwegian Cruise Line Holdings Ltd.*	211,955	6,538,812
Penn National Gaming, Inc.*	24,003	1,328,806
Royal Caribbean Cruises Ltd.	57,634	2,206,229
Starwood Hotels & Resorts Worldwide, Inc.	39,461	2,622,183
Wendy’s Co.	100,219	849,857

		18,457,095

Household Durables (1.9%)
D.R. Horton, Inc.	99,532	1,933,907
Garmin Ltd.	43,279	1,955,778
Harman International Industries, Inc.	23,996	1,589,255
Jarden Corp.*	30,805	1,490,962
Leggett & Platt, Inc.	50,466	1,521,550
Lennar Corp., Class A	175,246	6,203,708
Mohawk Industries, Inc.*	21,390	2,786,047
Newell Rubbermaid, Inc.	389,832	10,720,380
NVR, Inc.*	275	252,777
Taylor Morrison Home Corp., Class A*	1,537	34,813
Toll Brothers, Inc.*	284,006	9,210,315
Whirlpool Corp.	34,488	5,050,423

		42,749,915

Internet & Catalog Retail (0.2%)
Liberty Interactive Corp.*	171,604	4,027,546

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	130,917	932,129
Hasbro, Inc.	6,113	288,167

		1,220,296

Media (0.8%)
DreamWorks Animation SKG, Inc., Class A*	26,140	743,945
Gannett Co., Inc.	80,767	2,163,748
Interpublic Group of Cos., Inc.	484,877	8,330,187
John Wiley & Sons, Inc., Class A	16,112	768,381
Liberty Media Corp., Class A*	35,576	5,235,008
Regal Entertainment Group, Class A	22,795	432,649
Starz, Class A*	4,822	135,643
Washington Post Co., Class B	1,544	943,924

		18,753,485

Multiline Retail (0.3%)
Big Lots, Inc.*	15,189	563,360
Dillard’s, Inc., Class A	3,163	247,663
J.C. Penney Co., Inc.*	60,660	535,021
Kohl’s Corp.	78,264	4,050,162
Macy’s, Inc.	30,503	1,319,865
Sears Holdings Corp.*	15,336	914,639

		7,630,710

Specialty Retail (1.8%)
Aaron’s, Inc.	153,400	4,249,180
Abercrombie & Fitch Co., Class A	24,473	865,610
Aeropostale, Inc.*	238,300	2,240,020
American Eagle Outfitters, Inc.	24,444	341,972
Ascena Retail Group, Inc.*	38,696	771,211
Best Buy Co., Inc.	70,605	2,647,688
Chico’s FAS, Inc.	3,913	65,191
CST Brands, Inc.	21,389	637,392
DSW, Inc., Class A	1,172	99,995
Foot Locker, Inc.	46,759	1,587,000
GameStop Corp., Class A	41,943	2,082,470
GNC Holdings, Inc., Class A	158,600	8,664,318
Guess?, Inc.	21,047	628,253
Men’s Wearhouse, Inc.	177,400	6,040,470
Murphy USA, Inc.*	16,853	680,693
Ross Stores, Inc.	17,200	1,252,160
Signet Jewelers Ltd.	26,065	1,867,557
Staples, Inc.	431,093	6,315,512

		41,036,692

Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp.*	6,875	453,200
PVH Corp.	3,295	391,084
Samsonite International S.A.	2,991,000	8,349,147

		9,193,431

Total Consumer Discretionary		155,176,032

Consumer Staples (2.7%)
Beverages (0.4%)
Beam, Inc.	56,724	3,667,207
Constellation Brands, Inc., Class A*	3,268	187,583
Dr. Pepper Snapple Group, Inc.	16,400	735,048
Molson Coors Brewing Co., Class B	103,083	5,167,551

		9,757,389

Food & Staples Retailing (0.2%)
Harris Teeter Supermarkets, Inc.	65,745	3,233,997
Safeway, Inc.	78,384	2,507,504
Sprouts Farmers Market, Inc.*	3,106	137,875

		5,879,376

Food Products (1.8%)
B&G Foods, Inc.	65,105	2,249,378
Bunge Ltd.	168,854	12,817,707
Campbell Soup Co.	21,173	861,953
ConAgra Foods, Inc.	146,293	4,438,530
Dean Foods Co.*	33,081	638,463
Ebro Foods S.A.	279,461	6,313,749
Flowers Foods, Inc.	49,210	1,055,062
Ingredion, Inc.	92,319	6,108,748
J.M. Smucker Co.	32,864	3,452,034
Pinnacle Foods, Inc.	5,176	137,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Tyson Foods, Inc., Class A	98,778	$2,793,442

		40,866,075

Household Products (0.3%)
Clorox Co.	7,658	625,812
Energizer Holdings, Inc.	57,661	5,255,800

		5,881,612

Personal Products (0.0%)
Coty, Inc., Class A*	9,586	155,389

Total Consumer Staples		62,539,841

Energy (5.1%)
Energy Equipment & Services (1.3%)
Atwood Oceanics, Inc.*	16,507	908,545
Cameron International Corp.*	32,394	1,890,838
Diamond Offshore Drilling, Inc.	24,315	1,515,311
Frank’s International N.V.*	8,226	246,204
Helmerich & Payne, Inc.	33,470	2,307,757
McDermott International, Inc.*	83,868	623,139
Nabors Industries Ltd.	104,018	1,670,529
Ocean Rig UDW, Inc.*	396,500	7,216,300
Oil States International, Inc.*	19,397	2,006,814
Patterson-UTI Energy, Inc.	51,932	1,110,306
Rowan Cos., plc, Class A*	43,856	1,610,392
RPC, Inc.	4,643	71,827
Solar Cayman Ltd.(b)*†	90,472	9,047
Superior Energy Services, Inc.*	56,364	1,411,355
Tidewater, Inc.	17,505	1,037,872
Trican Well Service Ltd.	454,500	6,181,782
Unit Corp.*	17,380	807,996

		30,626,014

Oil, Gas & Consumable Fuels (3.8%)
Chesapeake Energy Corp.	204,194	5,284,541
Cimarex Energy Co.	72,314	6,971,070
Cobalt International Energy, Inc.*	448,915	11,160,027
CONSOL Energy, Inc.	80,642	2,713,603
Contango Oil & Gas Co.	20,113	739,153
Denbury Resources, Inc.*	227,420	4,186,802
Energen Corp.	57,393	4,384,251
EQT Corp.	4,552	403,853
Golar LNG Ltd.	15,522	584,714
Gulfport Energy Corp.*	5,111	328,842
HollyFrontier Corp.	71,625	3,016,129
Japan Petroleum Exploration Co.	66,300	2,846,391
Laredo Petroleum Holdings, Inc.*	1,833	54,403
Murphy Oil Corp.	67,321	4,060,803
Newfield Exploration Co.*	242,159	6,627,892
Noble Energy, Inc.	141,983	9,514,281
PBF Energy, Inc.	8,488	190,556
Peabody Energy Corp.	95,202	1,642,234
Pioneer Natural Resources Co.	12,624	2,383,411
QEP Resources, Inc.	283,910	7,861,468
SandRidge Energy, Inc.*	174,823	1,024,463
Southwestern Energy Co.*	15,076	548,465
Teekay Corp.	13,468	575,757
Tesoro Corp.	47,925	2,107,741
Ultra Petroleum Corp.*	54,069	1,112,199
Whiting Petroleum Corp.*	54,190	3,243,271
World Fuel Services Corp.	20,860	778,287
WPX Energy, Inc.*	70,739	1,362,433

		85,707,040

Total Energy		116,333,054

Financials (20.2%)
Capital Markets (1.4%)
American Capital Ltd.*	107,056	1,472,020
Ameriprise Financial, Inc.	48,376	4,406,086
Ares Capital Corp.	94,646	1,636,429
Artisan Partners Asset Management, Inc.	2,687	140,691
E*TRADE Financial Corp.*	101,272	1,670,988
Federated Investors, Inc., Class B	8,742	237,433
Invesco Ltd.	156,715	4,999,209
Legg Mason, Inc.	39,268	1,313,122
LPL Financial Holdings, Inc.	210,695	8,071,725
Northern Trust Corp.	84,326	4,586,491
Raymond James Financial, Inc.	43,038	1,793,394
SEI Investments Co.	2,870	88,712
TD Ameritrade Holding Corp.	82,172	2,151,263

		32,567,563

Commercial Banks (4.4%)
Associated Banc-Corp.	59,348	919,300
Bank of Hawaii Corp.	15,873	864,285
BankUnited, Inc.	241,025	7,517,570
BOK Financial Corp.	9,392	594,983
CapitalSource, Inc.	69,410	824,591
CIT Group, Inc.*	70,960	3,460,719
City National Corp./California	16,510	1,100,557
Comerica, Inc.	300,938	11,829,873
Commerce Bancshares, Inc./Missouri	27,193	1,191,325
Cullen/Frost Bankers, Inc.	18,388	1,297,273
East West Bancorp, Inc.	48,093	1,536,571
Fifth Third Bancorp	308,239	5,560,632
First Citizens BancShares, Inc./North Carolina, Class A	2,684	551,830
First Horizon National Corp.	85,350	937,996
First Midwest Bancorp, Inc./Illinois	291,007	4,397,116
First Niagara Financial Group, Inc.	340,183	3,527,698
First Republic Bank/California	91,536	4,268,324
Fulton Financial Corp.	69,105	807,146
Huntington Bancshares, Inc./Ohio	295,900	2,444,134
IBERIABANK Corp.	107,000	5,550,090
KeyCorp	482,026	5,495,096
M&T Bank Corp.	45,468	5,088,779
National Penn Bancshares, Inc.	139,857	1,405,563
Popular, Inc.*	182,049	4,775,145
Regions Financial Corp.	498,179	4,613,137
Signature Bank/New York*	15,077	1,379,847
SunTrust Banks, Inc.	190,350	6,171,147
SVB Financial Group*	15,926	1,375,529
Synovus Financial Corp.	344,949	1,138,332
TCF Financial Corp.	58,017	828,483
Valley National Bancorp	70,620	702,669
Zions Bancorp	311,045	8,528,854

		100,684,594

Consumer Finance (0.2%)
SLM Corp.	156,609	3,899,564

Diversified Financial Services (0.5%)
ING US, Inc.	26,550	775,525
Interactive Brokers Group, Inc., Class A	16,724	313,909
Leucadia National Corp.	90,275	2,459,091
McGraw Hill Financial, Inc.	51,030	3,347,058
MSCI, Inc.*	24,810	998,851
NASDAQ OMX Group, Inc.	39,378	1,263,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
NYSE Euronext	85,675	$3,596,637

		12,754,711

Insurance (6.3%)
Alleghany Corp.*	9,382	3,843,336
Allied World Assurance Co. Holdings AG	8,192	814,203
American Equity Investment Life Holding Co.	82,898	1,759,096
American Financial Group, Inc./Ohio	23,726	1,282,628
American National Insurance Co.	2,607	255,590
Aon plc	24,987	1,860,032
Arch Capital Group Ltd.*	43,992	2,381,287
Argo Group International Holdings Ltd.	110,900	4,755,392
Aspen Insurance Holdings Ltd.	23,463	851,472
Assurant, Inc.	27,194	1,471,195
Assured Guaranty Ltd.	113,261	2,123,644
Axis Capital Holdings Ltd.	31,379	1,359,025
Brown & Brown, Inc.	22,639	726,712
Cincinnati Financial Corp.	57,646	2,718,585
CNA Financial Corp.	9,410	359,274
Endurance Specialty Holdings Ltd.	62,478	3,356,318
Everest Reinsurance Group Ltd.	17,628	2,563,287
Fidelity National Financial, Inc., Class A	80,316	2,136,406
Genworth Financial, Inc., Class A*	173,981	2,225,217
Greenlight Capital Reinsurance Ltd., Class A*	63,863	1,816,264
Hanover Insurance Group, Inc.	180,747	9,998,924
Hartford Financial Services Group, Inc.	160,677	5,000,268
HCC Insurance Holdings, Inc.	88,576	3,881,400
Infinity Property & Casualty Corp.	3,165	204,459
Kemper Corp.	16,893	567,605
Lincoln National Corp.	94,641	3,973,976
Markel Corp.*	4,863	2,517,916
MBIA, Inc.*	50,370	515,285
Mercury General Corp.	9,357	452,037
Navigators Group, Inc.*	17,610	1,017,330
Old Republic International Corp.	91,698	1,412,149
PartnerReinsurance Ltd.	19,075	1,746,126
Principal Financial Group, Inc.	255,227	10,928,820
ProAssurance Corp.	21,866	985,282
Progressive Corp.	41,794	1,138,051
Protective Life Corp.	27,728	1,179,826
Reinsurance Group of America, Inc.	256,682	17,195,127
RenaissanceReinsurance Holdings Ltd.	15,723	1,423,403
StanCorp Financial Group, Inc.	15,670	862,163
Torchmark Corp.	32,629	2,360,708
Unum Group	546,941	16,648,884
Validus Holdings Ltd.	33,708	1,246,522
W. R. Berkley Corp.	38,286	1,640,938
White Mountains Insurance Group Ltd.	2,183	1,239,114
Willis Group Holdings plc	96,225	4,169,429
XL Group plc	442,183	13,628,080

		144,592,785

Real Estate Investment Trusts (REITs) (6.3%)
Alexandria Real Estate Equities, Inc. (REIT)	25,222	1,610,425
American Assets Trust, Inc. (REIT)	194,834	5,944,385
American Campus Communities, Inc. (REIT)	37,024	1,264,370
American Capital Agency Corp. (REIT)	139,800	3,155,286
American Homes 4 Rent (REIT), Class A*	17,232	278,297
Annaly Capital Management, Inc. (REIT)	333,985	3,867,546
Apartment Investment & Management Co. (REIT), Class A	23,331	651,868
AvalonBay Communities, Inc. (REIT)	45,594	5,794,541
BioMed Realty Trust, Inc. (REIT)	65,846	1,224,077
Blackstone Mortgage Trust, Inc. (REIT), Class A	260,800	6,569,552
Boston Properties, Inc. (REIT)	48,400	5,173,960
Brandywine Realty Trust (REIT)	55,465	731,029
BRE Properties, Inc. (REIT)	27,226	1,381,992
Camden Property Trust (REIT)	29,946	1,839,882
CBL & Associates Properties, Inc. (REIT)	38,885	742,703
Chimera Investment Corp. (REIT)	363,323	1,104,502
CommonWealth REIT (REIT)	41,864	917,240
Corporate Office Properties Trust/Maryland (REIT)	30,390	702,009
Corrections Corp. of America (REIT)	66,774	2,307,042
DDR Corp. (REIT)	93,256	1,465,052
Digital Realty Trust, Inc. (REIT)	9,757	518,097
Douglas Emmett, Inc. (REIT)	50,395	1,182,771
Duke Realty Corp. (REIT)	113,556	1,753,305
Equity Lifestyle Properties, Inc. (REIT)	217,343	7,426,610
Essex Property Trust, Inc. (REIT)	13,410	1,980,657
Extra Space Storage, Inc. (REIT)	36,051	1,649,333
Federal Realty Investment Trust (REIT)	7,924	803,890
General Growth Properties, Inc. (REIT)	209,590	4,042,991
Hatteras Financial Corp. (REIT)	167,638	3,136,507
HCP, Inc. (REIT)	160,147	6,558,020
Health Care REIT, Inc. (REIT)	100,271	6,254,905
Healthcare Trust of America, Inc. (REIT), Class A	39,655	417,171
Home Properties, Inc. (REIT)	20,043	1,157,483
Hospitality Properties Trust (REIT)	49,364	1,397,001
Host Hotels & Resorts, Inc. (REIT)	262,494	4,638,269
iStar Financial, Inc. (REIT)*	212,639	2,560,174
Kilroy Realty Corp. (REIT)	29,567	1,476,872
Kimco Realty Corp. (REIT)	144,156	2,909,068
Liberty Property Trust (REIT)	45,673	1,625,959
Macerich Co. (REIT)	48,496	2,737,114
Mack-Cali Realty Corp. (REIT)	31,165	683,760
MFA Financial, Inc. (REIT)	127,818	952,244
Mid-America Apartment Communities, Inc. (REIT)	15,115	944,687
National Retail Properties, Inc. (REIT)	41,821	1,330,744
Piedmont Office Realty Trust, Inc. (REIT), Class A	59,293	1,029,326
Plum Creek Timber Co., Inc. (REIT)	139,600	6,537,468
Post Properties, Inc. (REIT)	19,322	869,876
Prologis, Inc. (REIT)	175,558	6,604,492
Realty Income Corp. (REIT)	61,259	2,435,045
Regency Centers Corp. (REIT)	18,834	910,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Retail Properties of America, Inc. (REIT), Class A	47,483	$652,891
Senior Housing Properties Trust (REIT)	61,584	1,437,371
SL Green Realty Corp. (REIT)	25,389	2,255,559
Spirit Realty Capital, Inc. (REIT)	105,676	970,106
Taubman Centers, Inc. (REIT)	18,412	1,239,312
Two Harbors Investment Corp. (REIT)	129,076	1,253,328
UDR, Inc. (REIT)	88,482	2,097,023
Ventas, Inc. (REIT)	56,747	3,489,940
Vornado Realty Trust (REIT)	53,109	4,464,343
Weingarten Realty Investors (REIT)	43,046	1,262,539
WP Carey, Inc. (REIT)	20,287	1,312,569

		143,685,202

Real Estate Management & Development (0.5%)
Forest City Enterprises, Inc., Class A*	367,737	6,964,939
Howard Hughes Corp.*	13,948	1,567,337
Jones Lang LaSalle, Inc.	15,579	1,360,047
Realogy Holdings Corp.*	4,665	200,688
St. Joe Co.*	20,344	399,149

		10,492,160

Thrifts & Mortgage Finance (0.6%)
EverBank Financial Corp.	377,034	5,647,970
Hudson City Bancorp, Inc.	186,566	1,688,422
Nationstar Mortgage Holdings, Inc.*	21,195	1,191,795
New York Community Bancorp, Inc.	155,538	2,350,179
People’s United Financial, Inc.	109,164	1,569,778
TFS Financial Corp.*	28,126	336,668
Washington Federal, Inc.	36,908	763,258

		13,548,070

Total Financials		462,224,649

Health Care (6.0%)
Biotechnology (0.0%)
Quintiles Transnational Holdings, Inc.*	5,380	241,455

Health Care Equipment & Supplies (1.3%)
Alere, Inc.*	28,771	879,529
Boston Scientific Corp.*	865,627	10,162,461
CareFusion Corp.*	96,036	3,543,728
Cooper Cos., Inc.	4,441	575,953
DENTSPLY International, Inc.	36,482	1,583,684
Greatbatch, Inc.*	43,663	1,485,852
Hill-Rom Holdings, Inc.	21,170	758,521
Hologic, Inc.*	67,261	1,388,940
Orthofix International N.V.*	72,859	1,519,839
St. Jude Medical, Inc.	36,406	1,952,818
Teleflex, Inc.	14,531	1,195,611
Zimmer Holdings, Inc.	56,021	4,601,565

		29,648,501

Health Care Providers & Services (2.6%)
Brookdale Senior Living, Inc.*	341,900	8,991,970
Cardinal Health, Inc.	120,453	6,281,624
Cigna Corp.	94,702	7,278,796
Community Health Systems, Inc.	101,614	4,216,981
Envision Healthcare Holdings, Inc.*	7,740	201,472
HCA Holdings, Inc.	87,459	3,738,872
Health Net, Inc.*	28,083	890,231
Humana, Inc.	55,509	5,180,655
LifePoint Hospitals, Inc.*	16,785	782,685
MEDNAX, Inc.*	6,269	629,408
Omnicare, Inc.	37,029	2,055,110
Patterson Cos., Inc.	3,357	134,951
Quest Diagnostics, Inc.	108,065	6,677,336
Universal American Corp.	97,320	741,578
Universal Health Services, Inc., Class B	10,507	787,920
VCA Antech, Inc.*	31,340	860,596
WellCare Health Plans, Inc.*	139,100	9,700,834

		59,151,019

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	62,924	935,680

Life Sciences Tools & Services (0.6%)
Agilent Technologies, Inc.	108,030	5,536,537
Bio-Rad Laboratories, Inc., Class A*	7,250	852,310
Charles River Laboratories International, Inc.*	9,572	442,801
Life Technologies Corp.*	42,314	3,166,357
PerkinElmer, Inc.	39,535	1,492,446
QIAGEN N.V.*	82,614	1,767,939
Techne Corp.	6,995	560,020

		13,818,410

Pharmaceuticals (1.5%)
Almirall S.A.	831,871	10,533,713
Forest Laboratories, Inc.*	229,018	9,799,680
Hospira, Inc.*	58,391	2,290,095
Ono Pharmaceutical Co., Ltd.	86,700	5,318,694
UCB S.A.	92,527	5,631,630

		33,573,812

Total Health Care		137,368,877

Industrials (9.2%)
Aerospace & Defense (1.5%)
Alliant Techsystems, Inc.	11,378	1,110,038
B/E Aerospace, Inc.*	2,285	168,679
Curtiss-Wright Corp.	103,300	4,850,968
Esterline Technologies Corp.*	112,800	9,011,592
Exelis, Inc.	66,529	1,045,170
L-3 Communications Holdings, Inc.	31,738	2,999,241
Moog, Inc., Class A*	145,100	8,513,017
Rockwell Collins, Inc.	5,267	357,419
Spirit AeroSystems Holdings, Inc., Class A*	36,772	891,353
Teledyne Technologies, Inc.*	30,100	2,556,393
Textron, Inc.	98,003	2,705,863
Triumph Group, Inc.	14,543	1,021,209

		35,230,942

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*	75,278	2,953,156

Airlines (0.6%)
Alaska Air Group, Inc.	15,098	945,437
Delta Air Lines, Inc.	163,644	3,860,362
Southwest Airlines Co.	593,061	8,634,968

		13,440,767

Building Products (0.1%)
A.O. Smith Corp.	15,680	708,736
Fortune Brands Home & Security, Inc.	7,139	297,197
Owens Corning, Inc.*	41,980	1,594,400

		2,600,333

Commercial Services & Supplies (0.5%)
ADT Corp.*	77,150	3,136,919

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Brink’s Co.	48,851	$1,382,483
Cintas Corp.	26,174	1,340,109
Covanta Holding Corp.	37,555	802,926
Iron Mountain, Inc.	6,150	166,173
KAR Auction Services, Inc.	16,898	476,693
Pitney Bowes, Inc.	40,404	734,949
R.R. Donnelley & Sons Co.	29,531	466,590
Republic Services, Inc.	95,345	3,180,709
Waste Connections, Inc.	2,525	114,660

		11,802,211

Construction & Engineering (1.1%)
AECOM Technology Corp.*	32,958	1,030,597
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	104,800	7,102,296
Fluor Corp.	23,062	1,636,480
Jacobs Engineering Group, Inc.*	46,136	2,684,192
KBR, Inc.	265,085	8,652,374
Quanta Services, Inc.*	58,312	1,604,163
URS Corp.	26,809	1,440,984

		24,151,086

Electrical Equipment (0.6%)
Babcock & Wilcox Co.	12,381	417,487
Hubbell, Inc., Class B	106,791	11,185,289
Regal-Beloit Corp.	15,908	1,080,631

		12,683,407

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	21,314	1,498,161

Machinery (3.1%)
AGCO Corp.	55,741	3,367,871
Barnes Group, Inc.	325,242	11,357,451
Crane Co.	1,382	85,228
Donaldson Co., Inc.	4,143	157,973
Dover Corp.	64,267	5,773,105
Harsco Corp.	26,627	663,012
IDEX Corp.	2,036	132,849
Ingersoll-Rand plc	30,380	1,972,877
Joy Global, Inc.	37,506	1,914,306
Kennametal, Inc.	76,897	3,506,503
Navistar International Corp.*	17,192	627,164
Oshkosh Corp.*	31,076	1,522,103
PACCAR, Inc.	108,569	6,042,951
Parker Hannifin Corp.	60,691	6,598,326
Pentair Ltd. (Registered)	195,411	12,689,990
Snap-on, Inc.	18,246	1,815,477
SPX Corp.	16,531	1,399,184
Stanley Black & Decker, Inc.	52,048	4,713,987
Terex Corp.*	39,289	1,320,110
Timken Co.	30,483	1,841,173
Trinity Industries, Inc.	27,990	1,269,347
Xylem, Inc.	61,428	1,715,684

		70,486,671

Marine (0.0%)
Kirby Corp.*	8,226	711,960

Professional Services (0.3%)
Dun & Bradstreet Corp.	1,080	112,158
Manpowergroup, Inc.	27,222	1,980,128
Nielsen Holdings N.V.	65,962	2,404,315
Towers Watson & Co., Class A	22,997	2,459,759

		6,956,360

Road & Rail (0.2%)
Amerco, Inc.	1,191	219,299
Avis Budget Group, Inc.*	108,600	3,130,938
Con-way, Inc.	12,683	546,510
Genesee & Wyoming, Inc., Class A*	8,614	800,844
Ryder System, Inc.	18,359	1,096,032

		5,793,623

Trading Companies & Distributors (1.0%)
Air Lease Corp.	24,845	687,213
GATX Corp.	16,574	787,596
HD Supply Holdings, Inc.*	10,048	220,755
MRC Global, Inc.*	16,860	451,848
Rexel S.A.	300,349	7,638,950
WESCO International, Inc.*	165,690	12,680,256

		22,466,618

Total Industrials		210,775,295

Information Technology (8.1%)
Communications Equipment (0.5%)
Brocade Communications Systems, Inc.*	156,818	1,262,385
EchoStar Corp., Class A*	14,384	632,033
Harris Corp.	31,949	1,894,576
JDS Uniphase Corp.*	19,470	286,404
Juniper Networks, Inc.*	263,362	5,230,369
Motorola Solutions, Inc.	4,679	277,839
Polycom, Inc.*	61,173	668,009
Riverbed Technology, Inc.*	3,478	50,744

		10,302,359

Computers & Peripherals (0.6%)
Diebold, Inc.	22,568	662,596
Lexmark International, Inc., Class A	22,324	736,692
SanDisk Corp.	121,066	7,204,638
Stratasys Ltd.*	5,051	511,464
Western Digital Corp.	74,464	4,721,018

		13,836,408

Electronic Equipment, Instruments & Components (1.0%)
Arrow Electronics, Inc.*	292,351	14,187,794
Avnet, Inc.	48,368	2,017,429
AVX Corp.	16,967	222,777
CDW Corp.*	7,932	181,088
Dolby Laboratories, Inc., Class A	9,671	333,746
FLIR Systems, Inc.	15,280	479,792
Gerber Scientific, Inc. (Escrow Shares)(b)*†	1,953	—
Ingram Micro, Inc., Class A*	53,839	1,240,989
Jabil Circuit, Inc.	71,567	1,551,573
Molex, Inc.	49,085	1,890,754
Tech Data Corp.*	13,386	668,095
Vishay Intertechnology, Inc.*	46,641	601,202

		23,375,239

Internet Software & Services (0.0%)
AOL, Inc.*	27,404	947,630

IT Services (1.1%)
Amdocs Ltd.	56,805	2,081,335
Booz Allen Hamilton Holding Corp.	290,666	5,615,667
Broadridge Financial Solutions, Inc.	112,504	3,572,002
Computer Sciences Corp.	52,987	2,741,547
CoreLogic, Inc.*	33,794	914,128
CSG Systems International, Inc.	41,310	1,034,816
DST Systems, Inc.	2,213	166,882
Fidelity National Information Services, Inc.	93,093	4,323,239
Leidos Holdings, Inc.	25,840	1,176,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Lender Processing Services, Inc.	4,935	$164,187
Paychex, Inc.	11,567	470,083
Science Applications International Corp.*	14,766	498,343
Total System Services, Inc.	13,039	383,607
VeriFone Systems, Inc.*	38,453	879,036

		24,021,109

Office Electronics (0.2%)
Xerox Corp.	432,817	4,453,687
Zebra Technologies Corp., Class A*	16,434	748,240

		5,201,927

Semiconductors & Semiconductor Equipment (3.3%)
Altera Corp.	73,961	2,748,391
Analog Devices, Inc.	61,732	2,904,491
Applied Materials, Inc.	143,693	2,520,375
Avago Technologies Ltd.	287,984	12,417,870
Fairchild Semiconductor International, Inc.*	45,126	626,800
First Solar, Inc.*	23,898	960,938
Freescale Semiconductor Ltd.*	11,223	186,863
KLA-Tencor Corp.	58,488	3,558,995
Lam Research Corp.*	43,978	2,251,234
Linear Technology Corp.	24,862	986,027
LSI Corp.	171,639	1,342,217
Marvell Technology Group Ltd.	139,320	1,602,180
Maxim Integrated Products, Inc.	145,900	4,347,820
Micron Technology, Inc.*	362,988	6,341,400
Microsemi Corp.*	385,600	9,350,800
NVIDIA Corp.	203,791	3,170,988
NXP Semiconductor N.V.*	253,800	9,443,898
ON Semiconductor Corp.*	8,606	62,824
Silicon Laboratories, Inc.*	2,091	89,307
Skyworks Solutions, Inc.*	354,649	8,809,481
Teradyne, Inc.*	157,600	2,603,552

		76,326,451

Software (1.4%)
Activision Blizzard, Inc.	150,899	2,515,486
Autodesk, Inc.*	16,385	674,570
CA, Inc.	115,621	3,430,475
Check Point Software Technologies Ltd.*	125,000	7,070,000
Compuware Corp.	75,559	846,261
Electronic Arts, Inc.*	24,896	636,093
MICROS Systems, Inc.*	23,661	1,181,630
Nuance Communications, Inc.*	92,286	1,725,287
Rovi Corp.*	32,396	621,031
Symantec Corp.	66,905	1,655,899
Synopsys, Inc.*	54,265	2,045,791
Verint Systems, Inc.*	238,200	8,827,692
Zynga, Inc., Class A*	206,581	760,218

		31,990,433

Total Information Technology		186,001,556

Materials (4.4%)
Chemicals (1.8%)
Albemarle Corp.	17,790	1,119,703
Ashland, Inc.	27,876	2,577,972
Cabot Corp.	188,778	8,062,708
Celanese Corp.	143,700	7,585,923
CF Industries Holdings, Inc.	20,899	4,406,136
Cytec Industries, Inc.	12,866	1,046,778
Huntsman Corp.	68,261	1,406,859
Kronos Worldwide, Inc.	7,601	117,740
Methanex Corp.	284,300	14,576,061
Rockwood Holdings, Inc.	7,562	505,898
RPM International, Inc.	3,102	112,292
Sigma-Aldrich Corp.	2,422	206,597
W.R. Grace & Co.*	3,501	305,987
Westlake Chemical Corp.	1,036	108,428

		42,139,082

Construction Materials (0.1%)
Vulcan Materials Co.	45,848	2,375,385

Containers & Packaging (1.1%)
AptarGroup, Inc.	7,096	426,683
Avery Dennison Corp.	24,054	1,046,830
Bemis Co., Inc.	20,440	797,364
Crown Holdings, Inc.*	7,540	318,791
Greif, Inc., Class A	8,990	440,780
MeadWestvaco Corp.	62,428	2,395,987
Owens-Illinois, Inc.*	181,812	5,457,996
Packaging Corp. of America	180,400	10,299,036
Rexam plc	300,383	2,341,973
Rock-Tenn Co., Class A	7,136	722,663
Sonoco Products Co.	35,760	1,392,494

		25,640,597

Metals & Mining (1.0%)
Alcoa, Inc.	377,117	3,062,190
Allegheny Technologies, Inc.	38,163	1,164,735
Carpenter Technology Corp.	16,374	951,493
Cliffs Natural Resources, Inc.	54,124	1,109,542
Newmont Mining Corp.	173,520	4,875,912
Nucor Corp.	111,994	5,489,946
Reliance Steel & Aluminum Co.	27,067	1,983,199
Royal Gold, Inc.	16,967	825,614
Steel Dynamics, Inc.	77,882	1,301,408
Tahoe Resources, Inc.*	26,344	472,085
United States Steel Corp.	51,027	1,050,646

		22,286,770

Paper & Forest Products (0.4%)
Domtar Corp.	11,682	927,784
International Paper Co.	22,029	986,899
Louisiana-Pacific Corp.*	341,000	5,998,190

		7,912,873

Total Materials		100,354,707

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	352,388	1,469,458
Intelsat S.A.*	7,576	181,824
Level 3 Communications, Inc.*	38,175	1,018,890
Windstream Holdings, Inc.	12,087	96,696

		2,766,868

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	33,335	985,049
T-Mobile US, Inc.*	60,836	1,579,911
U.S. Cellular Corp.	4,603	209,575

		2,774,535

Total Telecommunication Services		5,541,403
Utilities (6.2%)
Electric Utilities (2.3%)
Cleco Corp.	11,964	536,466
Edison International	114,827	5,288,932
Entergy Corp.	62,816	3,969,343
FirstEnergy Corp.	147,390	5,372,365
Great Plains Energy, Inc.	234,335	5,202,237

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Hawaiian Electric Industries, Inc.	34,878	$875,438
Northeast Utilities	110,897	4,574,501
NV Energy, Inc.	83,099	1,961,967
OGE Energy Corp.	69,929	2,523,738
Pepco Holdings, Inc.	87,777	1,620,363
Pinnacle West Capital Corp.	38,798	2,123,803
PPL Corp.	222,590	6,762,284
Westar Energy, Inc.	228,828	7,013,578
Xcel Energy, Inc.	175,256	4,838,818

		52,663,833

Gas Utilities (0.8%)
AGL Resources, Inc.	41,713	1,920,049
Atmos Energy Corp.	31,991	1,362,497
National Fuel Gas Co.	25,974	1,785,972
ONEOK, Inc.	4,434	236,421
Questar Corp.	53,891	1,212,009
UGI Corp.	319,288	12,493,739

		19,010,687

Independent Power Producers & Energy Traders (0.4%)
AES Corp.	218,961	2,909,992
Calpine Corp.*	123,210	2,393,970
NRG Energy, Inc.	113,720	3,107,968

		8,411,930

Multi-Utilities (2.6%)
Alliant Energy Corp.	167,450	8,297,147
Ameren Corp.	85,568	2,981,189
CenterPoint Energy, Inc.	151,087	3,621,555
CMS Energy Corp.	94,129	2,477,475
Consolidated Edison, Inc.	103,219	5,691,496
DTE Energy Co.	61,322	4,046,026
Integrys Energy Group, Inc.	27,944	1,561,790
MDU Resources Group, Inc.	66,655	1,864,340
NiSource, Inc.	110,025	3,398,672
Public Service Enterprise Group, Inc.	178,304	5,871,551
SCANA Corp.	49,219	2,266,043
Sempra Energy	85,823	7,346,449
TECO Energy, Inc.	76,890	1,271,761
Vectren Corp.	29,106	970,685
Wisconsin Energy Corp.	173,552	7,008,030

		58,674,209

Water Utilities (0.1%)
American Water Works Co., Inc.	62,684	2,587,595
Aqua America, Inc.	7,883	194,947

		2,782,542

Total Utilities		141,543,201

Total Common Stocks (68.9%) (Cost $1,256,022,181)		1,577,858,615

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.3%)
iShares Core S&P Mid-Cap ETF	3,855	478,560
iShares Morningstar Mid-Cap ETF	6,466	767,579
iShares Morningstar Mid-Cap Growth ETF	3,530	470,267
iShares Morningstar Mid-Cap Value ETF‡	220,437	23,024,645
iShares Russell Mid-Cap ETF	2,905	403,998
iShares Russell Mid-Cap Growth ETF	5,854	457,783
iShares Russell Mid-Cap Value ETF .	1,295,475	78,894,427
iShares S&P Mid-Cap 400 Growth ETF	3,400	472,974
iShares S&P Mid-Cap 400 Value ETF	495,921	53,569,386
SPDR S&P 400 MidCap Value ETF .	23,094	1,697,178
Vanguard Mid-Cap Value Index Fund	717,200	52,520,556

Total Investment Companies (9.3%) (Cost $134,334,113)		212,757,353

Total Investments (78.2%) (Cost $1,390,356,294)		1,790,615,968
Other Assets Less Liabilities (21.8%)		499,782,283

Net Assets (100%)		$2,290,398,251

*	Non-income producing.

†	Securities (totaling $9,047 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)†
iShares Morningstar Mid-Cap Value ETF (a)	$18,152,987	$—	$—	$23,024,645	$319,588	$—
SPDR S&P 400 MidCap Value ETF*	1,382,176	—	—	1,697,178	18,406	—

	$19,535,163	$—	$—	$24,721,823	$337,994	$—

†	When applicable, realized gain includes net distributions of realized gain received from Underlying Portfolios.

(a)	Formerly known as iShares Morningstar Mid Value Index Fund.

*	Not affiliated as of September 30, 2013.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	1,104	December-13	$116,150,865	$118,282,560	$2,131,695
S&P 500 E-Mini Index	1,424	December-13	119,320,803	119,210,160	(110,643)
S&P MidCap 400 E-Mini Index	1,942	December-13	238,360,643	240,924,520	2,563,877

					$4,584,929

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$146,826,885	$8,349,147	$—	$155,176,032
Consumer Staples	56,226,092	6,313,749	—	62,539,841
Energy	113,477,616	2,846,391	9,047	116,333,054
Financials	462,224,649	—	—	462,224,649
Health Care	115,884,840	21,484,037	—	137,368,877
Industrials	203,136,345	7,638,950	—	210,775,295
Information Technology	186,001,556	—	—	186,001,556
Materials	98,012,734	2,341,973	—	100,354,707
Telecommunication Services	5,541,403	—	—	5,541,403
Utilities	141,543,201	—	—	141,543,201
Futures	4,695,572	—	—	4,695,572
Investment Companies
Exchange Traded Funds (ETFs)	212,757,353	—	—	212,757,353

Total Assets	$1,746,328,246	$48,974,247	$9,047	$1,795,311,540

Liabilities:
Futures	$(110,643)	$—	$—	$(110,643)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Total Liabilities	$(110,643)	$—	$—	$(110,643)

Total	$1,746,217,603	$48,974,247	$9,047	$1,795,200,897

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$557,648,285
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$753,331,507

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$398,058,959
Aggregate gross unrealized depreciation	(30,866,103)

Net unrealized appreciation	$367,192,856

Federal income tax cost of investments	$1,423,423,112

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Certificates of Deposit (12.8%)
Bank of Montreal/Illinois
0.14%, 11/15/13	$35,000,000	$35,000,000
Mizuho Bank Ltd./New York
0.21%, 12/5/13	35,000,000	35,000,000
Norinchukin Bank/New York
0.22%, 12/10/13	35,000,000	35,000,000
Sumitomo Mitsui Banking Corp.
0.21%, 12/6/13	35,000,000	35,000,000
Toronto-Dominion Bank/New York
0.11%, 11/6/13	35,000,000	35,000,000

Total Certificates of Deposit		175,000,000

Commercial Paper (54.6%)
Automatic Data Processing, Inc.
0.02%, 10/2/13(n)(p)	50,000,000	49,999,931
Baker Hughes, Inc.
0.09%, 10/7/13(n)(p)	20,150,000	20,149,664
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
0.17%, 10/15/13(p)	35,000,000	34,997,550
BMW U.S. Capital LLC
0.07%, 10/16/13(n)(p)	25,000,000	24,999,271
Coca-Cola Co.
0.08%, 12/19/13(n)(p)	35,000,000	34,993,856
Exxon Mobil Corp.
0.06%, 10/7/13(p)	35,000,000	34,999,562
General Electric Capital Corp.
0.12%, 11/21/13(p)	35,000,000	34,994,050
General Electric Co.
0.00%, 10/1/13(p)	15,000,000	15,000,000
Google, Inc.
0.06%, 12/5/13(n)(p)	35,000,000	34,996,208
HSBC USA, Inc.
0.00%, 10/1/13(p)	50,000,000	50,000,000
Johnson & Johnson
0.03%, 10/28/13(n)(p)	35,000,000	34,999,212
Market Street Funding LLC
0.12%, 10/15/13(n)(p)	25,009,000	25,007,736
Merck & Co., Inc.
0.06%, 11/22/13(n)(p)	35,000,000	34,996,967
MetLife Short Term Funding LLC
0.12%, 10/11/13(n)(p)	35,000,000	34,998,736
Nestle Capital Corp.
0.01%, 10/10/13(n)(p)	25,000,000	24,999,937
0.08%, 10/24/13(n)(p)	10,000,000	9,999,489
Pfizer, Inc.
0.04%, 10/10/13(n)(p)	35,000,000	34,999,650
Reckitt Benckiser Treasury Services plc
0.10%, 11/8/13(n)(p)	35,000,000	34,996,306
Roche Holdings, Inc.
0.05%, 11/22/13(n)(p)	35,000,000	34,997,472
State Street Corp.
0.13%, 11/13/13(p)	35,000,000	34,994,565
Toyota Motor Credit Corp.
0.12%, 11/12/13(p)	35,000,000	34,995,100
United Parcel Service, Inc.
0.04%, 10/10/13(n)(p)	35,000,000	34,999,650
Wal-Mart Stores, Inc.
0.08%, 11/4/13(n)(p)	35,000,000	34,997,356

Total Commercial Paper		745,112,268

Government Securities (23.9%)
Federal National Mortgage Association
0.06%, 11/6/13(o)(p)	25,000,000	24,998,450
U.S. Treasury Bills
0.00%, 10/10/13(p)	92,000,000	92,000,000
0.02%, 10/24/13(p)	26,000,000	25,999,668
0.03%, 10/31/13(p)	21,000,000	20,999,475
0.02%, 11/29/13(p)	24,000,000	23,999,017
0.07%, 12/5/13(p)	23,000,000	22,997,093
0.01%, 12/26/13(p)	50,000,000	49,998,208
0.06%, 1/9/14(p)	35,000,000	34,994,167
0.06%, 1/23/14(p)	30,000,000	29,994,537

Total Government Securities		325,980,615

Time Deposits (7.4%)
Canadian Imperial Bank of Commerce/Cayman Islands
0.01%, 10/1/13	50,000,000	50,000,000
U.S. Bank N.A./Cayman Islands
0.10%, 10/1/13	50,000,000	50,000,000

Total Time Deposits		100,000,000

Total Investments (98.7%)
(Amortized Cost $1,346,092,883)		1,346,092,883
Other Assets Less Liabilities (1.3%)		18,410,641

Net Assets (100%)		$1,364,503,524

Federal Income Tax Cost of Investments		$1,346,092,883

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2013.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,346,092,883	$—	$1,346,092,883

Total Assets	$—	$1,346,092,883	$—	$1,346,092,883

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,346,092,883	$—	$1,346,092,883

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (2.6%)
Johnson Controls, Inc.	123,865	$5,140,398

Hotels, Restaurants & Leisure (3.0%)
Starbucks Corp.	75,185	5,786,989

Internet & Catalog Retail (1.8%)
priceline.com, Inc.*	3,537	3,575,730

Specialty Retail (4.4%)
Bed Bath & Beyond, Inc.*	45,839	3,546,105
TJX Cos., Inc.	88,762	5,005,289

		8,551,394

Textiles, Apparel & Luxury Goods (3.5%)
NIKE, Inc., Class B	92,593	6,725,956

Total Consumer Discretionary		29,780,467

Consumer Staples (23.9%)
Beverages (6.7%)
Coca-Cola Co.	182,764	6,923,100
PepsiCo, Inc.	77,180	6,135,810

		13,058,910

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	29,862	3,437,713

Food Products (3.2%)
Mondelez International, Inc., Class A	197,266	6,198,098

Household Products (5.8%)
Colgate-Palmolive Co.	94,822	5,622,945
Procter & Gamble Co.	74,805	5,654,510

		11,277,455

Personal Products (3.3%)
Estee Lauder Cos., Inc., Class A	93,753	6,553,335

Tobacco (3.1%)
Philip Morris International, Inc.	71,214	6,166,420

Total Consumer Staples		46,691,931

Energy (4.1%)
Energy Equipment & Services (1.2%)
Cameron International Corp.*	39,109	2,282,792

Oil, Gas & Consumable Fuels (2.9%)
Occidental Petroleum Corp.	61,823	5,782,924

Total Energy		8,065,716

Financials (7.8%)
Capital Markets (2.8%)
Franklin Resources, Inc.	30,700	1,551,885
State Street Corp.	60,197	3,957,953

		5,509,838

Commercial Banks (3.2%)
Wells Fargo & Co.	152,257	6,291,259

Consumer Finance (1.8%)
American Express Co.	44,570	3,365,926

Total Financials		15,167,023

Health Care (18.9%)
Biotechnology (5.5%)
Biogen Idec, Inc.*	29,611	7,129,144
Gilead Sciences, Inc.*	55,700	3,500,188

		10,629,332

Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	185,072	6,142,540
Stryker Corp.	53,907	3,643,574

		9,786,114

Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	74,783	4,569,241

Pharmaceuticals (6.1%)
Allergan, Inc.	68,904	6,232,367
Sanofi S.A. (ADR)	112,399	5,690,761

		11,923,128

Total Health Care		36,907,815

Industrials (5.9%)
Air Freight & Logistics (2.9%)
United Parcel Service, Inc., Class B	61,596	5,628,027

Industrial Conglomerates (3.0%)
General Electric Co.	246,814	5,896,386

Total Industrials		11,524,413

Information Technology (19.1%)
Communications Equipment (5.8%)
F5 Networks, Inc.*	16,300	1,397,888
Juniper Networks, Inc.*	201,111	3,994,065
QUALCOMM, Inc.	87,828	5,916,094

		11,308,047

Computers & Peripherals (1.9%)
EMC Corp.	147,243	3,763,531

Internet Software & Services (7.2%)
eBay, Inc.*	98,494	5,494,980
Google, Inc., Class A*	9,876	8,650,487

		14,145,467

IT Services (4.2%)
Accenture plc, Class A	26,009	1,915,303
Teradata Corp.*	24,900	1,380,456
Visa, Inc., Class A	25,369	4,848,016

		8,143,775

Total Information Technology		37,360,820

Materials (3.3%)
Chemicals (3.3%)
Monsanto Co.	61,402	6,408,527

Total Materials		6,408,527

Total Investments (98.3%) (Cost $143,703,666)		191,906,712
Other Assets Less Liabilities (1.7%)		3,225,913

Net Assets (100%)		$195,132,625

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,780,467	$—	$—	$29,780,467
Consumer Staples	46,691,931	—	—	46,691,931
Energy	8,065,716	—	—	8,065,716
Financials	15,167,023	—	—	15,167,023
Health Care	36,907,815	—	—	36,907,815
Industrials	11,524,413	—	—	11,524,413
Information Technology	37,360,820	—	—	37,360,820
Materials	6,408,527	—	—	6,408,527

Total Assets	$191,906,712	$—	$—	$191,906,712

Total Liabilities	$—	$—	$—	$—

Total	$191,906,712	$—	$—	$191,906,712

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,033,199
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$137,967,003

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,325,492
Aggregate gross unrealized depreciation	(446,203)

Net unrealized appreciation	$46,879,289

Federal income tax cost of investments	$145,027,423

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Automobiles (3.0%)
Tesla Motors, Inc.*	168,059	$32,505,972

Hotels, Restaurants & Leisure (4.6%)
Dunkin’ Brands Group, Inc.	378,236	17,118,961
Panera Bread Co., Class A*	150,167	23,805,975
Wyndham Worldwide Corp.	160,172	9,765,687

		50,690,623

Internet & Catalog Retail (3.2%)
Groupon, Inc.*	2,574,287	28,857,757
TripAdvisor, Inc.*	72,941	5,531,846

		34,389,603

Media (3.6%)
Aimia, Inc.	676,676	11,791,985
Charter Communications, Inc., Class A*	84,471	11,383,312
Morningstar, Inc.	199,774	15,834,087

		39,009,384

Multiline Retail (2.6%)
Dollar Tree, Inc.*	500,747	28,622,699

Specialty Retail (1.5%)
Sally Beauty Holdings, Inc.*	166,988	4,368,406
Ulta Salon Cosmetics & Fragrance, Inc.*	101,357	12,108,107

		16,476,513

Textiles, Apparel & Luxury Goods (3.1%)
Carter’s, Inc.	376,093	28,541,698
Under Armour, Inc., Class A*	71,868	5,709,912

		34,251,610

Total Consumer Discretionary		235,946,404

Consumer Staples (6.2%)
Beverages (1.3%)
Monster Beverage Corp.*	272,740	14,250,665

Food Products (4.9%)
McCormick & Co., Inc. (Non-Voting)	352,750	22,822,925
Mead Johnson Nutrition Co.	408,203	30,313,155

		53,136,080

Total Consumer Staples		67,386,745

Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Range Resources Corp.	138,413	10,504,163
Ultra Petroleum Corp.*	246,581	5,072,171

Total Energy		15,576,334

Financials (7.3%)
Diversified Financial Services (2.6%)
MSCI, Inc.*	693,555	27,922,524

Insurance (4.7%)
Arch Capital Group Ltd.*	441,718	23,910,196
Progressive Corp.	1,029,844	28,042,652

		51,952,848

Total Financials		79,875,372

Health Care (12.0%)
Biotechnology (0.6%)
Ironwood Pharmaceuticals, Inc.*	567,073	6,719,815

Health Care Equipment & Supplies (2.8%)
Intuitive Surgical, Inc.*	80,324	30,223,512

Health Care Providers & Services (0.8%)
Qualicorp S.A.*	983,831	8,949,164

Health Care Technology (2.8%)
athenahealth, Inc.*	281,388	30,547,481

Life Sciences Tools & Services (4.0%)
Illumina, Inc.*	535,572	43,290,285

Pharmaceuticals (1.0%)
Endo Health Solutions, Inc.*	252,572	11,476,872

Total Health Care		131,207,129

Industrials (13.3%)
Commercial Services & Supplies (5.9%)
Covanta Holding Corp.	709,407	15,167,122
Edenred	1,058,876	34,380,009
Stericycle, Inc.*	132,766	15,321,196

		64,868,327

Machinery (1.0%)
Colfax Corp.*	187,100	10,569,279

Professional Services (6.4%)
IHS, Inc., Class A*	237,569	27,125,629
Intertek Group plc	504,032	26,968,053
Verisk Analytics, Inc., Class A*	245,176	15,926,633

		70,020,315

Total Industrials		145,457,921

Information Technology (30.0%)
Communications Equipment (3.1%)
Motorola Solutions, Inc.	571,069	33,910,077

Computers & Peripherals (0.7%)
3D Systems Corp.*	142,357	7,685,854

Internet Software & Services (14.0%)
Akamai Technologies, Inc.*	639,472	33,060,702
LinkedIn Corp., Class A*	122,481	30,137,675
Mail.ru Group Ltd. (GDR)§	167,175	6,386,085
MercadoLibre, Inc.	79,332	10,702,680
Qihoo 360 Technology Co., Ltd. (ADR)*	248,160	20,646,912
SINA Corp.*	81,333	6,601,800
Yandex N.V., Class A*	826,357	30,095,922
Youku Tudou, Inc. (ADR)*	565,630	15,498,262

		153,130,038

IT Services (3.7%)
FleetCor Technologies, Inc.*	101,825	11,217,042
Gartner, Inc.*	475,251	28,515,060

		39,732,102

Semiconductors & Semiconductor Equipment (1.3%)
First Solar, Inc.*	362,086	14,559,478

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Software (7.2%)
NetSuite, Inc.*	104,377	$11,266,453
Palantir Technologies, Inc. (ADR)(b)*†	573,031	1,363,814
ServiceNow, Inc.*	142,751	7,415,915
Solera Holdings, Inc.	591,475	31,271,283
Splunk, Inc.*	144,284	8,662,811
Workday, Inc., Class A*	148,339	12,005,075
Zynga, Inc., Class A*	1,748,286	6,433,693

		78,419,044

Total Information Technology		327,436,593

Materials (3.0%)
Chemicals (1.0%)
Rockwood Holdings, Inc.	159,718	10,685,134

Construction Materials (2.0%)
Martin Marietta Materials, Inc.	228,420	22,423,991

Total Materials		33,109,125

Utilities (1.3%)
Electric Utilities (1.3%)
Brookfield Infrastructure Partners LP	377,095	14,337,152

Total Utilities		14,337,152

Total Common Stocks (96.1%) (Cost $788,160,311)		1,050,332,775

PREFERRED STOCK:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Better Place, Inc. 0.000%(b)*†	1,405,653	—

Total Preferred Stock (0.0%) (Cost $3,514,131)		—

Total Investments (96.1%) (Cost $791,674,442)		1,050,332,775
Other Assets Less Liabilities (3.9%)		42,695,115

Net Assets (100%)		$1,093,027,890

*	Non-income producing.

†	Securities (totaling $1,363,814 or 0.1% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $6,386,085 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$235,946,404	$—	$—	$235,946,404
Consumer Staples	67,386,745	—	—	67,386,745
Energy	15,576,334	—	—	15,576,334
Financials	79,875,372	—	—	79,875,372
Health Care	131,207,129	—	—	131,207,129
Industrials	84,109,859	61,348,062	—	145,457,921
Information Technology	319,686,694	6,386,085	1,363,814	327,436,593
Materials	33,109,125	—	—	33,109,125
Utilities	14,337,152	—	—	14,337,152
Preferred Stocks
Consumer Discretionary	—	—	—	—

Total Assets	$981,234,814	$67,734,147	$1,363,814	$1,050,332,775

Total Liabilities	$—	$—	$—	$—

Total	$981,234,814	$67,734,147	$1,363,814	$1,050,332,775

(a)	A security with a market value of $8,949,164 transferred from Level 2 to Level 1 since the beginning of the period due to the security no longer valued using fair value factors based on third party vendor modeling tools.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$348,358,338
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$480,840,662

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$297,303,749
Aggregate gross unrealized depreciation	(36,553,300)

Net unrealized appreciation	$260,750,449

Federal income tax cost of investments	$789,582,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.9%)
Auto Components (0.1%)
BorgWarner, Inc.	1,694	$171,755
Delphi Automotive plc	4,232	247,233
Goodyear Tire & Rubber Co.*	3,757	84,345
International Automotive Components Group North America LLC(b)*†	131,578	63,718
Johnson Controls, Inc.	10,260	425,790

		992,841

Automobiles (0.8%)
Ford Motor Co.	58,947	994,436
General Motors Co.*	130,285	4,686,351
Harley-Davidson, Inc.	3,374	216,746

		5,897,533

Distributors (0.0%)
Genuine Parts Co.	2,336	188,959

Diversified Consumer Services (0.0%)
H&R Block, Inc.	4,014	107,013

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	6,621	216,110
Chipotle Mexican Grill, Inc.*	456	195,487
Darden Restaurants, Inc.	1,898	87,859
International Game Technology	3,854	72,956
Marriott International, Inc., Class A	3,415	143,635
McDonald’s Corp.	14,929	1,436,319
Starbucks Corp.	11,236	864,835
Starwood Hotels & Resorts Worldwide, Inc.	2,909	193,303
Wyndham Worldwide Corp.	2,024	123,403
Wynn Resorts Ltd.	1,201	189,770
Yum! Brands, Inc.	6,680	476,885

		4,000,562

Household Durables (0.1%)
D.R. Horton, Inc.	4,106	79,780
Garmin Ltd.	1,832	82,788
Harman International Industries, Inc.	998	66,098
Leggett & Platt, Inc.	2,105	63,466
Lennar Corp., Class A	2,485	87,969
Newell Rubbermaid, Inc.	4,262	117,205
PulteGroup, Inc.	5,295	87,367
Whirlpool Corp.	1,176	172,213

		756,886

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	5,532	1,729,524
Expedia, Inc.	1,600	82,864
Netflix, Inc.*	880	272,105
priceline.com, Inc.*	772	780,453
TripAdvisor, Inc.*	1,696	128,625

		2,993,571

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,732	81,646
Mattel, Inc.	5,159	215,956

		297,602

Media (4.4%)
British Sky Broadcasting Group plc	261,240	3,679,416
Cablevision Systems Corp. - New York Group, Class A	3,115	52,457
CBS Corp., Class B	8,421	464,502
Comcast Corp., Class A	60,294	2,684,581
DIRECTV*	7,644	456,729
Discovery Communications, Inc., Class A*	3,460	292,093
Gannett Co., Inc.	3,418	91,568
Interpublic Group of Cos., Inc.	6,446	110,742
News Corp., Class A*	7,444	119,551
Omnicom Group, Inc.	3,854	244,498
Reed Elsevier plc	421,571	5,685,069
Scripps Networks Interactive, Inc., Class A	1,632	127,476
Time Warner Cable, Inc.	43,128	4,813,085
Time Warner, Inc.	13,765	905,875
Tribune Co., Class 1C Litigation Interests*	24,102	—
Tribune Co., Class A*	18,566	1,171,329
Tribune Co., Class B*	11,384	717,306
Twenty-First Century Fox, Inc.	29,779	997,597
Twenty-First Century Fox, Inc., Class B	221,451	7,396,463
Viacom, Inc., Class B	6,497	543,019
Walt Disney Co.	24,849	1,602,512
Washington Post Co., Class B	66	40,349

		32,196,217

Multiline Retail (0.6%)
Dollar General Corp.*	4,503	254,239
Dollar Tree, Inc.*	3,349	191,429
Family Dollar Stores, Inc.	1,436	103,421
J.C. Penney Co., Inc.*	2,843	25,075
Kohl’s Corp.	57,006	2,950,061
Macy’s, Inc.	5,630	243,610
Nordstrom, Inc.	2,167	121,785
Target Corp.	9,446	604,355

		4,493,975

Specialty Retail (0.7%)
Abercrombie & Fitch Co., Class A	1,101	38,942
AutoNation, Inc.*	955	49,822
AutoZone, Inc.*	533	225,315
Bed Bath & Beyond, Inc.*	3,273	253,199
Best Buy Co., Inc.	4,012	150,450
CarMax, Inc.*	3,378	163,732
GameStop Corp., Class A	1,730	85,895
Gap, Inc.	4,139	166,719
Home Depot, Inc.	21,425	1,625,086
L Brands, Inc.	3,635	222,099
Lowe’s Cos., Inc.	15,739	749,334
O’Reilly Automotive, Inc.*	1,616	206,185
PetSmart, Inc.	1,528	116,525
Ross Stores, Inc.	3,244	236,163
Staples, Inc.	9,799	143,555
Tiffany & Co.	1,654	126,730
TJX Cos., Inc.	10,669	601,625
Urban Outfitters, Inc.*	1,588	58,391

		5,219,767

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	4,222	230,226
Fossil Group, Inc.*	758	88,110
NIKE, Inc., Class B	11,177	811,897
PVH Corp.	1,207	143,259
Ralph Lauren Corp.	904	148,916
VF Corp.	1,302	259,163
		1,681,571

Total Consumer Discretionary		58,826,497

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (9.6%)
Beverages (1.5%)
Beam, Inc.	2,391	$154,578
Brown-Forman Corp., Class B	2,425	165,215
Coca-Cola Co.	56,992	2,158,857
Coca-Cola Enterprises, Inc.	71,176	2,861,987
Constellation Brands, Inc., Class A*	2,474	142,007
Dr. Pepper Snapple Group, Inc.	55,507	2,487,824
Molson Coors Brewing Co., Class B	2,315	116,051
Monster Beverage Corp.*	2,039	106,538
PepsiCo, Inc.	23,082	1,835,019
Pernod-Ricard S.A.	11,786	1,463,563

		11,491,639

Food & Staples Retailing (3.4%)
Costco Wholesale Corp.	6,520	750,582
CVS Caremark Corp.	138,098	7,837,061
Kroger Co.	161,549	6,516,887
Safeway, Inc.	3,664	117,211
Sysco Corp.	8,847	281,600
Tesco plc	128,994	749,694
Walgreen Co.	88,361	4,753,822
Wal-Mart Stores, Inc.	48,331	3,574,561
Whole Foods Market, Inc.	5,563	325,436

		24,906,854

Food Products (0.5%)
Archer-Daniels-Midland Co.	9,899	364,679
Campbell Soup Co.	2,659	108,248
ConAgra Foods, Inc.	6,314	191,567
General Mills, Inc.	9,598	459,936
Hershey Co.	2,245	207,663
Hormel Foods Corp.	1,986	83,650
J.M. Smucker Co.	1,573	165,228
Kellogg Co.	3,813	223,938
Kraft Foods Group, Inc.	8,867	464,985
McCormick & Co., Inc. (Non-Voting)	1,967	127,265
Mead Johnson Nutrition Co.	3,017	224,042
Mondelez International, Inc., Class A	26,625	836,558
Tyson Foods, Inc., Class A	4,204	118,889

		3,576,648

Household Products (0.6%)
Clorox Co.	1,939	158,455
Colgate-Palmolive Co.	13,194	782,404
Kimberly-Clark Corp.	5,740	540,823
Procter & Gamble Co.	40,912	3,092,538

		4,574,220

Personal Products (0.4%)
Avon Products, Inc.	140,459	2,893,456
Estee Lauder Cos., Inc., Class A	3,818	266,878

		3,160,334

Tobacco (3.2%)
Altria Group, Inc.	133,991	4,602,591
British American Tobacco plc	124,320	6,594,338
Imperial Tobacco Group plc	98,594	3,650,368
Lorillard, Inc.	92,283	4,132,433
Philip Morris International, Inc.	49,428	4,279,970
Reynolds American, Inc.	4,754	231,900

		23,491,600

Total Consumer Staples		71,201,295

Energy (8.8%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	89,252	4,382,273
Cameron International Corp.*	3,725	217,428
Diamond Offshore Drilling, Inc.	1,075	66,994
Ensco plc, Class A	31,906	1,714,948
FMC Technologies, Inc.*	3,493	193,582
Halliburton Co.	12,655	609,338
Helmerich & Payne, Inc.	1,634	112,664
Nabors Industries Ltd.	3,922	62,987
National Oilwell Varco, Inc.	6,383	498,576
Noble Corp.	3,811	143,942
Rowan Cos., plc, Class A*	1,801	66,133
Schlumberger Ltd.	19,785	1,748,203
Transocean Ltd.	78,840	3,508,380

		13,325,448

Oil, Gas & Consumable Fuels (7.0%)
Anadarko Petroleum Corp.	7,513	698,634
Apache Corp.	79,719	6,787,276
BG Group plc	159,887	3,055,619
BP plc	393,807	2,761,160
Cabot Oil & Gas Corp.	6,268	233,922
Chesapeake Energy Corp.	7,684	198,862
Chevron Corp.	28,891	3,510,257
ConocoPhillips Co.	18,246	1,268,279
CONSOL Energy, Inc.	112,320	3,779,568
Denbury Resources, Inc.*	5,557	102,304
Devon Energy Corp.	5,661	326,979
EOG Resources, Inc.	4,075	689,816
EQT Corp.	2,221	197,047
Exxon Mobil Corp.	65,816	5,662,809
Hess Corp.	4,322	334,263
Kinder Morgan, Inc.	10,056	357,692
Marathon Oil Corp.	191,094	6,665,359
Marathon Petroleum Corp.	4,691	301,725
Murphy Oil Corp.	42,425	2,559,076
Newfield Exploration Co.*	2,065	56,519
Noble Energy, Inc.	5,354	358,772
Occidental Petroleum Corp.	12,047	1,126,876
Peabody Energy Corp.	3,976	68,586
Petroleo Brasileiro S.A. (ADR)	114,281	1,770,213
Phillips 66	9,147	528,880
Pioneer Natural Resources Co.	2,070	390,816
QEP Resources, Inc.	2,676	74,098
Range Resources Corp.	2,470	187,448
Royal Dutch Shell plc, Class A	181,560	5,988,289
Southwestern Energy Co.*	5,216	189,758
Spectra Energy Corp.	10,029	343,293
Tesoro Corp.	2,055	90,379
Valero Energy Corp.	8,167	278,903
Williams Cos., Inc.	10,253	372,799
WPX Energy, Inc.*	32,005	616,416

		51,932,692

Total Energy		65,258,140

Financials (15.4%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	2,990	272,329
Bank of New York Mellon Corp.	17,156	517,940
BlackRock, Inc.	1,873	506,871
Charles Schwab Corp.	17,274	365,172
E*TRADE Financial Corp.*	4,398	72,567
Franklin Resources, Inc.	6,138	310,276
Goldman Sachs Group, Inc.	6,249	988,654
Invesco Ltd.	6,592	210,285
Legg Mason, Inc.	1,654	55,310
Lehman Brothers Holdings, Inc. Claim Assignment(b)	10,579,142	4,654,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Morgan Stanley	94,067	$2,535,106
Northern Trust Corp.	3,369	183,240
State Street Corp.	6,677	439,013
T. Rowe Price Group, Inc.	3,908	281,102

		11,392,687

Commercial Banks (3.3%)
BB&T Corp.	10,501	354,409
CIT Group, Inc.*	51,415	2,507,510
Columbia Banking System, Inc.	12,109	299,092
Comerica, Inc.	2,739	107,670
Fifth Third Bancorp	13,142	237,082
Guaranty Bancorp	18,334	250,992
Huntington Bancshares, Inc./Ohio	12,640	104,406
KB Financial Group, Inc.	60,842	2,128,699
KeyCorp	13,715	156,351
M&T Bank Corp.	1,942	217,349
PNC Financial Services Group, Inc.	94,924	6,877,244
Regions Financial Corp.	20,925	193,765
Societe Generale S.A.	47,482	2,365,813
SunTrust Banks, Inc.	71,355	2,313,329
U.S. Bancorp/Minnesota	27,499	1,005,913
Wells Fargo & Co.	128,400	5,305,488
Zions Bancorp	2,830	77,599

		24,502,711

Consumer Finance (0.3%)
American Express Co.	13,881	1,048,293
Capital One Financial Corp.	8,714	599,001
Discover Financial Services	7,245	366,162
SLM Corp.	6,460	160,854

		2,174,310

Diversified Financial Services (3.2%)
Bank of America Corp.	160,664	2,217,163
Bond Street Holdings, Inc., Class A*§	39,554	553,756
Citigroup, Inc.	130,882	6,349,086
CME Group, Inc./Illinois	4,694	346,793
Deutsche Boerse AG	20,883	1,571,070
ING Groep N.V. (CVA)*	256,618	2,899,180
IntercontinentalExchange, Inc.*	1,074	194,845
JPMorgan Chase & Co.	144,690	7,479,026
Leucadia National Corp.	4,673	127,293
McGraw Hill Financial, Inc.	4,136	271,280
Moody’s Corp.	2,863	201,355
NASDAQ OMX Group, Inc.	1,723	55,291
NYSE Euronext	31,990	1,342,940

		23,609,078

Insurance (5.9%)
ACE Ltd.	64,504	6,034,994
Aegon N.V.	301,636	2,232,133
Aflac, Inc.	6,933	429,777
Alleghany Corp.*	9,602	3,933,459
Allstate Corp.	6,913	349,452
American International Group, Inc.	196,334	9,547,722
Aon plc	4,592	341,828
Assurant, Inc.	1,110	60,051
Berkshire Hathaway, Inc., Class B*	26,917	3,055,349
Chubb Corp.	3,820	340,973
Cincinnati Financial Corp.	2,166	102,149
CNO Financial Group, Inc.	1,399	20,146
Genworth Financial, Inc., Class A*	7,545	96,501
Hartford Financial Services Group, Inc.	6,791	211,336
Lincoln National Corp.	3,987	167,414
Loews Corp.	4,601	215,051
Marsh & McLennan Cos., Inc.	8,193	356,805
MetLife, Inc.	90,253	4,237,378
Principal Financial Group, Inc.	4,107	175,862
Progressive Corp.	8,297	225,927
Prudential Financial, Inc.	6,968	543,365
Torchmark Corp.	1,343	97,166
Travelers Cos., Inc.	5,584	473,356
Unum Group	3,916	119,203
White Mountains Insurance Group Ltd.	13,520	7,674,222
XL Group plc	4,235	130,523
Zurich Insurance Group AG*	8,650	2,227,661

		43,399,803

Real Estate Investment Trusts (REITs) (0.9%)
Alexander’s, Inc. (REIT)	7,908	2,262,637
American Tower Corp. (REIT)	5,915	438,479
Apartment Investment & Management Co. (REIT), Class A	2,179	60,881
AvalonBay Communities, Inc. (REIT)	1,813	230,414
Boston Properties, Inc. (REIT)	2,277	243,411
Equity Residential (REIT)	5,004	268,064
HCP, Inc. (REIT)	6,820	279,279
Health Care REIT, Inc. (REIT)	4,256	265,489
Host Hotels & Resorts, Inc. (REIT)	11,181	197,568
Kimco Realty Corp. (REIT)	6,032	121,726
Macerich Co. (REIT)	2,131	120,274
Plum Creek Timber Co., Inc. (REIT)	2,393	112,064
Prologis, Inc. (REIT)	7,484	281,548
Public Storage (REIT)	2,167	347,912
Simon Property Group, Inc. (REIT)	4,633	686,750
Ventas, Inc. (REIT)	4,373	268,940
Vornado Realty Trust (REIT)	2,622	220,405
Weyerhaeuser Co. (REIT)	8,786	251,543

		6,657,384

Real Estate Management & Development (0.3%)
Canary Wharf Group plc(b)*†	353,084	1,583,893
CBRE Group, Inc., Class A*	4,173	96,522
Forestar Group, Inc.*	35,370	761,516

		2,441,931

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	6,808	61,613
People’s United Financial, Inc.	4,830	69,455

		131,068

Total Financials		114,308,972

Health Care (9.4%)
Biotechnology (0.8%)
Alexion Pharmaceuticals, Inc.*	2,913	338,374
Amgen, Inc.	11,261	1,260,556
Biogen Idec, Inc.*	3,542	852,772
Celgene Corp.*	6,154	947,285
Gilead Sciences, Inc.*	22,879	1,437,716
Regeneron Pharmaceuticals, Inc.*	1,166	364,807
Vertex Pharmaceuticals, Inc.*	3,477	263,626

		5,465,136

Health Care Equipment & Supplies (1.8%)
Abbott Laboratories	23,291	773,028
Baxter International, Inc.	8,102	532,220
Becton, Dickinson and Co.	2,898	289,858
Boston Scientific Corp.*	20,149	236,549
C.R. Bard, Inc.	1,181	136,051
CareFusion Corp.*	3,168	116,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Covidien plc	6,888	$419,755
DENTSPLY International, Inc.	2,086	90,553
Edwards Lifesciences Corp.*	1,677	116,770
Intuitive Surgical, Inc.*	602	226,515
Medtronic, Inc.	154,916	8,249,277
St. Jude Medical, Inc.	4,293	230,277
Stryker Corp.	25,869	1,748,486
Varian Medical Systems, Inc.*	1,592	118,970
Zimmer Holdings, Inc.	2,520	206,993

		13,492,201

Health Care Providers & Services (2.0%)
Aetna, Inc.	5,564	356,207
AmerisourceBergen Corp.	3,449	210,734
Cardinal Health, Inc.	5,050	263,357
Cigna Corp.	93,515	7,187,563
DaVita HealthCare Partners, Inc.*	2,632	149,761
Express Scripts Holding Co.*	12,205	754,025
Humana, Inc.	2,334	217,832
Laboratory Corp. of America Holdings*	1,354	134,236
McKesson Corp.	3,429	439,941
Patterson Cos., Inc.	1,198	48,160
Quest Diagnostics, Inc.	2,269	140,201
Tenet Healthcare Corp.*	1,521	62,650
UnitedHealth Group, Inc.	19,429	1,391,311
WellPoint, Inc.	42,050	3,515,800

		14,871,778

Health Care Technology (0.0%)
Cerner Corp.*	4,358	229,013

Life Sciences Tools & Services (0.2%)
Agilent Technologies, Inc.	4,959	254,149
Life Technologies Corp.*	2,578	192,912
PerkinElmer, Inc.	1,676	63,269
Thermo Fisher Scientific, Inc.	5,401	497,702
Waters Corp.*	1,298	137,860

		1,145,892

Pharmaceuticals (4.6%)
AbbVie, Inc.	23,740	1,061,890
Actavis, Inc.*	2,590	372,960
Allergan, Inc.	4,432	400,874
Bristol-Myers Squibb Co.	24,647	1,140,663
Eli Lilly and Co.	42,626	2,145,367
Forest Laboratories, Inc.*	3,575	152,974
Hospira, Inc.*	42,944	1,684,264
Johnson & Johnson	42,129	3,652,163
Merck & Co., Inc.	275,175	13,101,082
Mylan, Inc.*	5,711	217,989
Perrigo Co.	1,405	173,349
Pfizer, Inc.	187,800	5,391,738
Teva Pharmaceutical Industries Ltd. (ADR)	117,468	4,437,941
Zoetis, Inc.	7,515	233,867

		34,167,121

Total Health Care		69,371,141

Industrials (5.5%)
Aerospace & Defense (1.3%)
Boeing Co.	10,375	1,219,062
General Dynamics Corp.	4,974	435,324
Honeywell International, Inc.	11,741	974,973
Huntington Ingalls Industries, Inc.	56,979	3,840,385
L-3 Communications Holdings, Inc.	1,330	125,685
Lockheed Martin Corp.	4,028	513,771
Northrop Grumman Corp.	3,447	328,361
Precision Castparts Corp.	2,179	495,156
Raytheon Co.	4,842	373,173
Rockwell Collins, Inc.	2,015	136,738
Textron, Inc.	4,101	113,229
United Technologies Corp.	12,622	1,360,904

		9,916,761

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	2,391	142,408
Expeditors International of Washington, Inc.	3,123	137,599
FedEx Corp.	4,441	506,763
United Parcel Service, Inc., Class B	10,798	986,613

		1,773,383

Airlines (0.1%)
Delta Air Lines, Inc.	12,838	302,849
Southwest Airlines Co.	10,604	154,394

		457,243

Building Products (0.0%)
Masco Corp.	5,281	112,380

Commercial Services & Supplies (0.2%)
ADT Corp.*	3,006	122,224
Cintas Corp.	1,492	76,390
Iron Mountain, Inc.	2,618	70,738
Pitney Bowes, Inc.	3,187	57,972
Republic Services, Inc.	4,079	136,075
Stericycle, Inc.*	1,309	151,059
Tyco International Ltd.	6,968	243,741
Waste Management, Inc.	6,574	271,112

		1,129,311

Construction & Engineering (0.1%)
Fluor Corp.	2,441	173,213
Jacobs Engineering Group, Inc.*	1,939	112,811
Quanta Services, Inc.*	3,253	89,490

		375,514

Electrical Equipment (0.2%)
AMETEK, Inc.	3,644	167,697
Eaton Corp. plc	7,070	486,699
Emerson Electric Co.	10,690	691,643
Rockwell Automation, Inc.	2,089	223,398
Roper Industries, Inc.	1,489	197,843

		1,767,280

Industrial Conglomerates (0.7%)
3M Co.	9,705	1,158,874
Danaher Corp.	8,939	619,651
General Electric Co.	152,284	3,638,065

		5,416,590

Machinery (1.6%)
Caterpillar, Inc.	36,362	3,031,500
CNH Industrial N.V.*	175,838	2,255,126
Cummins, Inc.	2,622	348,385
Deere & Co.	5,732	466,527
Dover Corp.	2,562	230,144
Federal Signal Corp.*	98,518	1,267,927
Flowserve Corp.	2,096	130,769
Illinois Tool Works, Inc.	6,146	468,755
Ingersoll-Rand plc	4,057	263,462
Joy Global, Inc.	1,620	82,685
PACCAR, Inc.	5,322	296,223
Pall Corp.	1,644	126,654
Parker Hannifin Corp.	2,213	240,597

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pentair Ltd. (Registered)	2,988	$194,041
Snap-on, Inc.	886	88,157
Stanley Black & Decker, Inc.	27,011	2,446,386
Xylem, Inc.	2,835	79,182

		12,016,520

Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	504	4,621,211

Professional Services (0.1%)
Dun & Bradstreet Corp.	600	62,310
Equifax, Inc.	1,805	108,029
Nielsen Holdings N.V.	3,267	119,082
Robert Half International, Inc.	2,114	82,510

		371,931

Road & Rail (0.3%)
CSX Corp.	15,183	390,810
Kansas City Southern	1,640	179,350
Norfolk Southern Corp.	4,665	360,838
Ryder System, Inc.	808	48,238
Union Pacific Corp.	6,940	1,078,060

		2,057,296

Trading Companies & Distributors (0.1%)
Fastenal Co.	4,090	205,522
W.W. Grainger, Inc.	924	241,820

		447,342

Total Industrials		40,462,762

Information Technology (11.4%)
Communications Equipment (1.2%)
Cisco Systems, Inc.	290,067	6,793,369
F5 Networks, Inc.*	1,156	99,139
Harris Corp.	1,587	94,109
JDS Uniphase Corp.*	3,417	50,264
Juniper Networks, Inc.*	7,479	148,533
Motorola Solutions, Inc.	3,549	210,740
QUALCOMM, Inc.	25,657	1,728,255

		9,124,409

Computers & Peripherals (3.0%)
Apple, Inc.	31,005	14,781,634
Dell, Inc.	205,840	2,834,417
EMC Corp.	31,095	794,788
Hewlett-Packard Co.	160,366	3,364,479
NetApp, Inc.	5,100	217,362
SanDisk Corp.	3,573	212,629
Seagate Technology plc	4,657	203,697
Western Digital Corp.	3,187	202,056

		22,611,062

Electronic Equipment, Instruments & Components (0.6%)
Amphenol Corp., Class A	2,383	184,397
Corning, Inc.	22,045	321,637
FLIR Systems, Inc.	2,068	64,935
Jabil Circuit, Inc.	2,835	61,463
Molex, Inc.	2,122	81,739
TE Connectivity Ltd.	66,400	3,438,192

		4,152,363

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,625	135,712
eBay, Inc.*	17,383	969,797
Google, Inc., Class A*	6,367	5,576,919
VeriSign, Inc.*	2,031	103,358
Yahoo!, Inc.*	14,249	472,497

		7,258,283

IT Services (1.1%)
Accenture plc, Class A	9,634	709,448
Automatic Data Processing, Inc.	7,245	524,393
Cognizant Technology Solutions Corp., Class A*	4,484	368,226
Computer Sciences Corp.	2,185	113,052
Fidelity National Information Services, Inc.	4,330	201,085
Fiserv, Inc.*	1,952	197,249
International Business Machines Corp.	15,399	2,851,587
Mastercard, Inc., Class A	1,552	1,044,154
Paychex, Inc.	4,817	195,763
Teradata Corp.*	2,411	133,666
Total System Services, Inc.	2,511	73,874
Visa, Inc., Class A	7,716	1,474,528
Western Union Co.	8,279	154,486

		8,041,511

Office Electronics (0.7%)
Xerox Corp.	493,484	5,077,950

Semiconductors & Semiconductor Equipment (1.0%)
Altera Corp.	4,736	175,990
Analog Devices, Inc.	4,635	218,077
Applied Materials, Inc.	17,880	313,615
Broadcom Corp., Class A	8,211	213,568
First Solar, Inc.*	1,035	41,617
Intel Corp.	74,471	1,706,875
KLA-Tencor Corp.	2,462	149,813
Lam Research Corp.*	2,443	125,057
Linear Technology Corp.	3,508	139,127
LSI Corp.	8,310	64,984
Microchip Technology, Inc.	2,993	120,588
Micron Technology, Inc.*	15,539	271,466
NVIDIA Corp.	8,608	133,941
Samsung Electronics Co., Ltd.	2,241	2,850,580
Teradyne, Inc.*	2,868	47,380
Texas Instruments, Inc.	16,501	664,495
Xilinx, Inc.	3,964	185,753

		7,422,926

Software (2.8%)
Adobe Systems, Inc.*	6,997	363,424
Autodesk, Inc.*	3,367	138,619
CA, Inc.	4,894	145,205
Citrix Systems, Inc.*	2,768	195,449
Electronic Arts, Inc.*	4,592	117,326
Intuit, Inc.	4,434	294,019
Microsoft Corp.	398,056	13,259,245
Oracle Corp.	53,330	1,768,956
Red Hat, Inc.*	2,810	129,653
Salesforce.com, Inc.*	8,228	427,116
Symantec Corp.	160,788	3,979,503

		20,818,515

Total Information Technology		84,507,019

Materials (3.7%)
Chemicals (0.8%)
Air Products and Chemicals, Inc.	3,134	333,990
Airgas, Inc.	1,004	106,474
CF Industries Holdings, Inc.	860	181,314
Dow Chemical Co.	18,045	692,928
E.I. du Pont de Nemours & Co.	13,839	810,412
Eastman Chemical Co.	2,280	177,612
Ecolab, Inc.	4,052	400,175

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
FMC Corp.	2,033	$145,807
International Flavors & Fragrances, Inc.	1,232	101,394
LyondellBasell Industries N.V., Class A	6,694	490,202
Monsanto Co.	7,966	831,411
Mosaic Co.	5,085	218,757
PPG Industries, Inc.	2,121	354,334
Praxair, Inc.	4,415	530,727
Sherwin-Williams Co.	1,289	234,830
Sigma-Aldrich Corp.	1,799	153,455

		5,763,822

Construction Materials (0.0%)
Vulcan Materials Co.	1,919	99,423

Containers & Packaging (0.5%)
Avery Dennison Corp.	1,492	64,932
Ball Corp.	2,181	97,883
Bemis Co., Inc.	1,608	62,728
MeadWestvaco Corp.	77,814	2,986,501
Owens-Illinois, Inc.*	2,522	75,711
Sealed Air Corp.	2,888	78,525

		3,366,280

Metals & Mining (1.6%)
Alcoa, Inc.	15,956	129,563
Allegheny Technologies, Inc.	1,657	50,572
Anglo American plc	110,542	2,716,559
Cliffs Natural Resources, Inc.	2,227	45,653
Freeport-McMoRan Copper & Gold, Inc.	182,386	6,033,329
Newmont Mining Corp.	7,346	206,422
Nucor Corp.	4,700	230,394
ThyssenKrupp AG*	97,649	2,335,607
United States Steel Corp.	2,223	45,771

		11,793,870

Paper & Forest Products (0.8%)
Domtar Corp.	14,430	1,146,031
International Paper Co.	110,933	4,969,798

		6,115,829

Total Materials		27,139,224

Telecommunication Services (1.9%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	79,423	2,686,086
CenturyLink, Inc.	8,926	280,098
Frontier Communications Corp.	15,366	64,076
Verizon Communications, Inc.	42,808	1,997,421
Windstream Holdings, Inc.	8,596	68,768

		5,096,449

Wireless Telecommunication Services (1.2%)
Crown Castle International Corp.*	4,362	318,557
Vodafone Group plc	2,389,155	8,354,455

		8,673,012

Total Telecommunication Services		13,769,461

Utilities (2.1%)
Electric Utilities (1.0%)
AET&D Holdings*†	350,436	—
American Electric Power Co., Inc.	7,288	315,935
Duke Energy Corp.	10,573	706,065
Edison International	4,824	222,193
Entergy Corp.	23,682	1,496,466
Exelon Corp.	90,124	2,671,275
FirstEnergy Corp.	6,192	225,698
NextEra Energy, Inc.	6,328	507,252
Northeast Utilities	4,679	193,009
Pepco Holdings, Inc.	3,688	68,080
Pinnacle West Capital Corp.	1,682	92,073
PPL Corp.	9,433	286,575
Southern Co.	13,074	538,387
Xcel Energy, Inc.	7,408	204,535

		7,527,543

Gas Utilities (0.0%)
AGL Resources, Inc.	1,802	82,946
ONEOK, Inc.	3,121	166,412

		249,358

Independent Power Producers & Energy Traders (0.5%)
AES Corp.	9,192	122,162
NRG Energy, Inc.	117,325	3,206,492

		3,328,654

Multi-Utilities (0.6%)
Ameren Corp.	3,592	125,145
CenterPoint Energy, Inc.	6,398	153,360
CMS Energy Corp.	3,891	102,411
Consolidated Edison, Inc.	4,336	239,087
Dominion Resources, Inc.	8,660	541,077
DTE Energy Co.	2,620	172,868
GDF Suez S.A.	85,736	2,153,896
Integrys Energy Group, Inc.	1,182	66,062
NiSource, Inc.	4,598	142,032
PG&E Corp.	6,610	270,481
Public Service Enterprise Group, Inc.	7,491	246,679
SCANA Corp.	2,073	95,441
Sempra Energy	3,389	290,098
TECO Energy, Inc.	2,995	49,537
Wisconsin Energy Corp.	3,438	138,827

		4,787,001

Total Utilities		15,892,556

Total Common Stocks (75.7%) (Cost $382,014,175)		560,737,067

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (2.6%)
Consumer Discretionary (1.0%)
Hotels, Restaurants & Leisure (0.2%)
Caesars Entertainment Operating Company, Inc.
Term Loan
4.429%, 1/28/18	$254,000	227,330
5.429%, 1/28/18	1,213,000	1,095,996
Tropicana Entertainment LLC/Tropicana Finance Corp.
9.625%, 12/15/14(b)(h)*†	2,014,000	—

		1,323,326

Media (0.8%)
Cengage Learning Acquisitions, Inc.
Term Loan
2.700%, 7/3/14	1,417,131	1,033,325
Clear Channel Communications, Inc.
9.000%, 12/15/19	2,028,000	1,977,300
Term Loan
3.832%, 1/29/16	768,786	722,303
6.932%, 1/30/19	2,267,587	2,091,142

		5,824,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Multiline Retail (0.0%)
J.C. Penney Co., Inc.
6.000%, 5/22/18		$394,000	$382,135

Total Consumer Discretionary			7,529,531

Financials (0.1%)
Diversified Financial Services (0.1%)
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	EUR	274,000	354,931

Total Financials			354,931

Industrials (0.3%)
Airlines (0.3%)
American Airlines, Inc.
7.500%, 3/15/16(h)*§		$2,072,000	2,455,320

Total Industrials			2,455,320

Information Technology (0.5%)
Communications Equipment (0.5%)
Avaya, Inc.
7.000%, 4/1/19§		966,000	903,210
10.500%, 3/1/21§		1,363,000	1,114,253
Term Loan
4.762%, 10/26/17		1,459,933	1,309,150
8.000%, 3/31/18		357,962	338,593

Total Information Technology			3,665,206

Utilities (0.7%)
Electric Utilities (0.7%)
Energy Future Holdings Corp.
Term Loan
4.682%, 10/10/17		5,264,099	3,536,817
Texas Competitive Electric Holdings Co. LLC/TCEH
Finance, Inc.
11.500%, 10/1/20§		2,404,000	1,634,720
Series A
10.250%, 11/1/15		2,624,000	52,480

Total Utilities			5,224,017

Total Corporate Bonds			19,229,005

Total Long-Term Debt Securities (2.6%) (Cost $22,008,493)			19,229,005

SHORT-TERM INVESTMENTS:
Government Securities (4.1%)
Federal Home Loan Bank
0.05%, 10/1/09(o)(p)		1,400,000	1,399,998
U.S. Treasury Bills
0.01%, 10/3/13(p)		1,400,000	1,399,999
0.03%, 10/17/13(p)		2,000,000	1,999,971
0.03%, 10/24/13(p)		4,500,000	4,499,907
0.03%, 11/7/13(p)		1,500,000	1,499,954
0.01%, 12/5/13(p)		2,000,000	1,999,964
0.02%, 12/12/13(p)		300,000	299,990
0.01%, 1/2/14(p)		3,000,000	2,999,884
0.01%, 1/9/14(p)		3,500,000	3,499,879
0.01%, 1/30/14(p)		1,000,000	999,958
0.02%, 2/13/14(p)		3,000,000	2,999,776
0.02%, 3/6/14(p)		2,000,000	1,999,827
0.03%, 3/20/14(p)		3,000,000	2,999,576
0.03%, 3/27/14(p)		1,500,000	1,499,742

Total Government Securities			30,098,425

Total Short-Term Investments (4.1%) (Cost $30,096,626)			30,098,425

Total Investments (82.4%) (Cost $434,119,294)			610,064,497
Other Assets Less Liabilities (17.6%)			130,629,344

Net Assets (100%)			$740,693,841

*	Non-income producing.

†	Securities (totaling $1,647,611 or 0.2% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $7,016,190 or 0.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2013.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

EUR — European Currency Unit

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,597	December-13	$133,818,912	$133,692,855	$(126,057)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	43	$57,715	$57,047	$668
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	48	64,455	63,783	672
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	119	160,431	158,298	2,133
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	61	82,372	80,961	1,411
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	14	19,285	18,805	480
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	49	66,634	65,758	876
European Union Euro vs. U.S. Dollar, expiring 11/18/13	HSBC Bank plc	32	42,793	42,213	580
European Union Euro vs. U.S. Dollar, expiring 11/18/13	State Street Bank & Trust	119	161,668	160,429	1,239
European Union Euro vs. U.S. Dollar, expiring 11/18/13	State Street Bank & Trust	28	37,542	36,660	882
European Union Euro vs. U.S. Dollar, expiring 11/18/13	State Street Bank & Trust	158	213,506	209,659	3,847
European Union Euro vs. U.S. Dollar, expiring 11/18/13	State Street Bank & Trust	61	82,835	81,580	1,255
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	20,656	19,066	19,062	4
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	50,342	46,469	46,398	71

					$14,118

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 2/19/14	Bank of America	22	$35,156	$35,777	$(621)
British Pound vs. U.S. Dollar, expiring 2/19/14	Bank of America	13,662	21,228,766	22,096,015	(867,249)
British Pound vs. U.S. Dollar, expiring 2/19/14	Bank of America	23	36,304	37,438	(1,134)
British Pound vs. U.S. Dollar, expiring 2/19/14	Barclays Bank plc	6,794	10,561,493	10,987,300	(425,807)
British Pound vs. U.S. Dollar, expiring 2/19/14	Credit Suisse First Boston	28	43,663	45,249	(1,586)
British Pound vs. U.S. Dollar, expiring 2/19/14	Credit Suisse First Boston	23	36,352	37,438	(1,086)
British Pound vs. U.S. Dollar, expiring 2/19/14	Credit Suisse First Boston	281	449,337	454,246	(4,909)
British Pound vs. U.S. Dollar, expiring 2/19/14	Credit Suisse First Boston	38	61,638	62,078	(440)
British Pound vs. U.S. Dollar, expiring 2/19/14	Credit Suisse First Boston	320	506,035	518,174	(12,139)
British Pound vs. U.S. Dollar, expiring 2/19/14	Credit Suisse First Boston	33	53,434	53,888	(454)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 2/19/14	Credit Suisse First Boston	78	$124,906	$126,092	$(1,186)
British Pound vs. U.S. Dollar, expiring 2/19/14	HSBC Bank plc	77	123,125	124,153	(1,028)
British Pound vs. U.S. Dollar, expiring 2/19/14	HSBC Bank plc	53	82,810	85,839	(3,029)
British Pound vs. U.S. Dollar, expiring 2/19/14	HSBC Bank plc	26	40,921	42,465	(1,544)
British Pound vs. U.S. Dollar, expiring 2/19/14	HSBC Bank plc	29	45,732	47,650	(1,918)
British Pound vs. U.S. Dollar, expiring 2/19/14	HSBC Bank plc	67	106,640	107,775	(1,135)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	171	223,210	230,948	(7,738)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	13	16,265	16,918	(653)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	96	127,907	129,740	(1,833)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	86	111,755	116,052	(4,297)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	76	100,705	102,191	(1,486)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	96	123,073	130,110	(7,037)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	119	155,050	161,156	(6,106)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Bank of America	93	119,361	125,797	(6,436)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	91	118,410	123,074	(4,664)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	4,466	5,750,364	6,042,088	(291,724)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	153	198,835	206,653	(7,818)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	41	54,894	55,370	(476)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	24	30,899	32,027	(1,128)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	41	52,975	55,072	(2,097)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	70	89,953	94,711	(4,758)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	50	65,031	67,460	(2,429)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	98	125,843	132,322	(6,479)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Credit Suisse First Boston	79	102,366	106,468	(4,102)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	95	121,820	128,131	(6,311)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	51	68,435	69,325	(890)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	210	270,198	284,717	(14,519)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	70	91,150	94,339	(3,189)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	196	259,158	265,012	(5,854)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	45	58,385	61,420	(3,035)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	30	39,225	40,740	(1,515)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	35	$45,271	$46,889	$(1,618)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	Deutsche Bank AG	25	32,452	33,838	(1,386)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	HSBC Bank plc	29	38,365	38,749	(384)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	HSBC Bank plc	18	23,867	24,774	(907)
European Union Euro vs. U.S. Dollar, expiring 11/18/13	HSBC Bank plc	86	111,807	116,051	(4,244)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of America	42	56,044	57,012	(968)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of America	24	32,681	32,605	76
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of America	84	111,198	114,317	(3,119)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of America	45	59,099	60,448	(1,349)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of America	89	117,503	120,166	(2,663)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Bank of America	3,134	4,094,916	4,241,591	(146,675)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Barclays Bank plc	3,134	4,093,103	4,241,629	(148,526)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Credit Suisse First Boston	107	141,235	144,614	(3,379)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Credit Suisse First Boston	193	260,165	261,444	(1,279)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Credit Suisse First Boston	19	25,683	25,985	(302)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Credit Suisse First Boston	168	220,600	226,687	(6,087)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Credit Suisse First Boston	21	28,145	28,145	— #
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Deutsche Bank AG	21	27,314	28,323	(1,009)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Deutsche Bank AG	67	89,071	91,001	(1,930)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Deutsche Bank AG	28	36,217	37,427	(1,210)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	Deutsche Bank AG	89	117,901	120,815	(2,914)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	HSBC Bank plc	76	102,534	103,174	(640)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	HSBC Bank plc	38	51,327	51,969	(642)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	HSBC Bank plc	21	28,125	28,145	(20)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	HSBC Bank plc	19	24,749	25,134	(385)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	HSBC Bank plc	24	32,669	32,605	64
European Union Euro vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	19	25,388	25,725	(337)
European Union Euro vs. U.S. Dollar, expiring 1/17/14	State Street Bank & Trust	19	25,664	25,793	(129)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Bank of America	92,139	81,865	85,050	(3,185)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Bank of America	143,914	128,289	132,842	(4,553)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Bank of America	431,265	384,942	398,084	(13,142)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount(000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Bank of America	302,492	$268,012	$279,218	$(11,206)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Bank of America	92,411	82,304	85,301	(2,997)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	1,077,476	962,354	994,575	(32,221)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	41,684	37,185	38,477	(1,292)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	107,936	96,216	99,631	(3,415)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	75,596	67,003	69,780	(2,777)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	29,618	27,011	27,339	(328)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	36,757	32,731	33,929	(1,198)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	75,596	67,003	69,780	(2,777)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	77,930	71,299	71,934	(635)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	144,531	128,472	133,411	(4,939)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	83,332	74,370	76,920	(2,550)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Credit Suisse First Boston	182,677	161,912	168,622	(6,710)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Deutsche Bank AG	690,775	616,917	637,626	(20,709)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Deutsche Bank AG	175,020	155,573	161,554	(5,981)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Deutsche Bank AG	287,088	254,297	265,000	(10,703)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Deutsche Bank AG	176,409	156,335	162,836	(6,501)
Korean Won vs. U.S. Dollar, expiring 2/12/14	Deutsche Bank AG	244,713	218,105	225,885	(7,780)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	141,240	125,069	130,373	(5,304)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	179,398	158,935	165,595	(6,660)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	94,321	83,452	87,064	(3,612)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	128,379	114,433	118,501	(4,068)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	89,889	79,866	82,973	(3,107)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	72,585	66,398	67,001	(603)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	72,831	66,696	67,228	(532)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	36,960	33,738	34,116	(378)
Korean Won vs. U.S. Dollar, expiring 2/12/14	HSBC Bank plc	37,141	34,028	34,284	(256)

					$(2,223,920)

					$(2,209,802)

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$48,680,988	$9,364,485	$781,024	$58,826,497
Consumer Staples	58,743,332	12,457,963	—	71,201,295
Energy	53,453,072	11,805,068	—	65,258,140
Financials	94,091,945	13,424,556	6,792,471	114,308,972
Health Care	69,371,141	—	—	69,371,141
Industrials	33,586,425	6,876,337	—	40,462,762
Information Technology	81,656,439	2,850,580	—	84,507,019
Materials	22,087,058	5,052,166	—	27,139,224
Telecommunication Services	5,415,006	8,354,455	—	13,769,461
Utilities	13,738,660	2,153,896	—	15,892,556
Corporate Bonds
Consumer Discretionary	—	7,529,531	—	7,529,531
Financials	—	354,931	—	354,931
Industrials	—	2,455,320	—	2,455,320
Information Technology	—	3,665,206	—	3,665,206
Utilities	—	5,224,017	—	5,224,017
Forward Currency Contracts	—	14,258	—	14,258
Short-Term Investments	—	30,098,425	—	30,098,425

Total Assets	$480,824,066	$121,681,194	$7,573,495	$610,078,755

Liabilities:
Forward Currency Contracts	$—	$(2,224,060)	$—	$(2,224,060)
Futures	(126,057)	—	—	(126,057)

Total Liabilities	$(126,057)	$(2,224,060)	$—	$(2,350,117)

Total	$480,698,009	$119,457,134	$7,573,495	$607,728,638

There were no transfers between Levels 1 and 2 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Common Stocks- Utilities†	Investments in Corporate Bond- Consumer Discretionary††
Balance as of 12/31/12	$574,469	$3,089,700	$—	$—
Total gains or losses (realized/unrealized) included in earnings	161,657	(388,021)	—	—
Purchases	44,898	4,684,980	—	—
Sales	—	—	—	—
Issuances	—	—	—	—
Settlements	—	(594,188)	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of 9/30/13	$781,024	$6,792,471	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/13.	$161,657	$155,930	$—	$—

†	Securities held with $0 cost and market value.

††	Securities held with $0 market value.

	Fair Value at	Valuation	Unobservable	Range (Weighted
Investment Type	9/30/2013	Technique(s)	Input(s)*	Average)
Investments in Common Stocks — Consumer Discretionary	$781,024	Model	Discount for lack of marketability (a)	0% to 25.00%
		Bid Pricing	Offered quote	N/A
Investments in Common Stocks — Financials	6,792,471	Bid Pricing	Offered quote	N/A
		Market Comparables	Comparability adjustments	N/A
		Anticipated Cash Flow	Payment Analysis	N/A
Investments in Common Stocks — Utilities	—	Anticipated Cash Flow	Payment Analysis	N/A
Investments in Corporate Bonds — Financials	—	Anticipated Cash Flow	Payment Analysis	N/A
$7,573,495

.

*	Level 3 values are based on significant unobservable inputs that reflect the Manager’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account these premiums and discounts when pricing the investments.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30,2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$124,258,528
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$137,362,566

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$184,238,891
Aggregate gross unrealized depreciation	(16,199,047)

Net unrealized appreciation	$168,039,844

Federal income tax cost of investments	$442,024,653

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Chemicals (8.7%)
Commodity Chemicals (0.6%)
LyondellBasell Industries N.V., Class A	1,368	$100,179

Diversified Chemicals (0.3%)
FMC Corp.	782	56,085

Fertilizers & Agricultural Chemicals (4.5%)
Agrium, Inc.	550	46,224
CF Industries Holdings, Inc.	220	46,383
Israel Chemicals Ltd.	1,632	13,773
Israel Corp., Ltd.*	10	5,281
K+S AG (Registered)	627	16,252
Monsanto Co.	2,837	296,097
Mosaic Co.	1,087	46,763
Potash Corp. of Saskatchewan, Inc.	3,167	99,033
Syngenta AG (Registered)	345	140,922
Yara International ASA	673	27,790

		738,518

Industrial Gases (1.2%)
Airgas, Inc.	691	73,281
Linde AG	200	39,611
Praxair, Inc.	672	80,781

		193,673

Specialty Chemicals (2.1%)
Celanese Corp.	960	50,678
Ecolab, Inc.	1,056	104,291
International Flavors & Fragrances, Inc.	600	49,380
Sherwin-Williams Co.	300	54,654
Shin-Etsu Chemical Co., Ltd.	700	42,729
Sigma-Aldrich Corp.	451	38,470

		340,202

Total Chemicals		1,428,657

Construction Materials (0.3%)
Construction Materials (0.3%)
Cemex S.A.B. de C.V. (ADR)*	4,300	48,074

Total Construction Materials		48,074

Containers & Packaging (0.3%)
Metal & Glass Containers (0.3%)
Owens-Illinois, Inc.*	1,636	49,113

Total Containers & Packaging		49,113

Energy Equipment & Services (4.2%)
Oil & Gas Drilling (0.7%)
Hercules Offshore, Inc.*	3,200	23,584
Noble Corp.	600	22,662
Patterson-UTI Energy, Inc.	1,200	25,656
Western Energy Services Corp.	5,290	41,342

		113,244

Oil & Gas Equipment & Services (3.5%)
Cameron International Corp.*	463	27,025
Core Laboratories N.V	200	33,842
FMC Technologies, Inc.*	1,088	60,297
Halliburton Co.	4,837	232,902
Hornbeck Offshore Services, Inc.*	500	28,720
Mullen Group Ltd.	893	21,760
National Oilwell Varco, Inc.	600	46,866
Oceaneering International, Inc.	300	24,372
Schlumberger Ltd.	605	53,458
ShawCor Ltd.	478	20,159
Superior Energy Services, Inc.*	1,300	32,552

		581,953

Total Energy Equipment & Services		695,197

Food Products (1.0%)
Agricultural Products (1.0%)
Archer-Daniels-Midland Co.	2,414	88,932
Bunge Ltd.	539	40,915
Golden Agri-Resources Ltd.	25,884	10,729
Wilmar International Ltd.	7,046	17,804

Total Food Products		158,380

Metals & Mining (19.1%)
Aluminum (0.3%)
Alcoa, Inc.	3,920	31,830
Alumina Ltd.*	9,256	8,851
Norsk Hydro ASA	3,412	14,146

		54,827

Diversified Metals & Mining (12.3%)
Anglo American plc	5,106	125,479
Antofagasta plc	1,441	19,094
BHP Billiton Ltd.	13,271	492,217
BHP Billiton plc	10,984	323,632
Boliden AB	1,001	14,999
Capstone Mining Corp.*	9,900	23,836
First Quantum Minerals Ltd.	4,754	88,522
Freeport-McMoRan Copper & Gold, Inc.	3,813	126,134
Glencore Xstrata plc*	38,898	212,027
HudBay Minerals, Inc.	3,851	31,517
Iluka Resources Ltd.	1,535	16,411
Ivanhoe Mines Ltd.*	4,507	9,714
Lundin Mining Corp.*	12,605	55,435
Mawson West Ltd.*	10	4
Mitsubishi Materials Corp.	4,097	16,881
Rio Tinto Ltd.	1,598	92,040
Rio Tinto plc	5,698	278,856
Sumitomo Metal Mining Co., Ltd.	1,917	27,030
Teck Resources Ltd., Class B	2,092	56,217
Turquoise Hill Resources Ltd.*	1,470	6,493
Vedanta Resources plc	339	5,938

		2,022,476

Gold (3.1%)
Agnico Eagle Mines Ltd.	628	16,632
B2Gold Corp.*	12,410	30,963
Barrick Gold Corp.	3,667	68,281
Eldorado Gold Corp.	6,588	44,451
Franco-Nevada Corp.	1,134	51,446
Goldcorp, Inc.	2,972	77,327
Kinross Gold Corp.	4,184	21,081
New Gold, Inc.*	5,930	35,348
Newcrest Mining Ltd.	2,810	30,671
Newmont Mining Corp.	1,819	51,114
Randgold Resources Ltd.	319	22,986
Sulliden Gold Corp. Ltd.*	24,000	22,834
Yamana Gold, Inc.	2,755	28,645

		501,779

Precious Metals & Minerals (0.7%)
Fresnillo plc	673	10,601
Platinum Group Metals Ltd.*	20,700	20,900

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Silver Wheaton Corp.	3,200	$79,282

		110,783

Steel (2.7%)
ArcelorMittal S.A	3,660	50,307
Daido Steel Co., Ltd.	1,033	6,053
Fortescue Metals Group Ltd.	5,707	25,289
Hitachi Metals Ltd.	703	8,611
JFE Holdings, Inc.	1,800	46,568
Kobe Steel Ltd.*	9,134	16,912
Maruichi Steel Tube Ltd.	171	4,241
Nippon Steel & Sumitomo Metal Corp.	27,869	94,414
Nucor Corp.	2,736	134,119
ThyssenKrupp AG*	1,410	33,725
Voestalpine AG	408	19,509
Yamato Kogyo Co., Ltd.	152	5,629

		445,377

Total Metals & Mining		3,135,242

Oil, Gas & Consumable Fuels (63.5%)
Coal & Consumable Fuels (0.5%)
Cameco Corp.	1,445	26,065
CONSOL Energy, Inc.	836	28,131
Peabody Energy Corp.	987	17,026
Whitehaven Coal Ltd.*	2,067	3,876

		75,098

Integrated Oil & Gas (38.9%)
BG Group plc	12,476	238,430
BP plc	69,612	488,081
Cenovus Energy, Inc.	2,768	82,606
Chevron Corp.	10,270	1,247,805
Eni S.p.A	9,323	213,784
Exxon Mobil Corp.	18,873	1,623,833
Galp Energia SGPS S.A., Class B	1,268	21,091
Hess Corp.	1,135	87,781
Husky Energy, Inc.	1,257	36,146
Imperial Oil Ltd.	1,086	47,687
Murphy Oil Corp.	665	40,113
Occidental Petroleum Corp.	2,955	276,411
OMV AG	536	26,467
Origin Energy Ltd.	4,021	52,892
Repsol S.A	3,132	77,645
Royal Dutch Shell plc, Class A	13,919	459,683
Royal Dutch Shell plc, Class B	9,379	324,095
Statoil ASA	4,091	92,865
Suncor Energy, Inc. (Toronto Exchange)	12,718	454,739
Total S.A	7,843	455,133

		6,347,287

Oil & Gas Exploration & Production (23.7%)
Anadarko Petroleum Corp.	3,864	359,313
Apache Corp.	1,438	122,431
ARC Resources Ltd.	1,137	28,998
Athabasca Oil Corp.*	1,172	8,932
Baytex Energy Corp.	447	18,448
Bonavista Energy Corp.	661	8,297
Cabot Oil & Gas Corp.	4,044	150,922
Canadian Natural Resources Ltd.	4,697	147,606
Canadian Oil Sands Ltd.	1,775	34,395
Caracal Energy, Inc.*	3,967	29,542
Chesapeake Energy Corp.	3,950	102,226
Cimarex Energy Co.	315	30,366
Cobalt International Energy, Inc.*	1,053	26,178
Concho Resources, Inc.*	1,359	147,873
ConocoPhillips Co.	4,256	295,835
Continental Resources, Inc.*	1,568	168,184
Crescent Point Energy Corp.	1,400	53,007
Denbury Resources, Inc.*	1,365	25,130
Devon Energy Corp.	1,415	81,730
Encana Corp.	2,697	46,606
Energen Corp.	263	20,091
Enerplus Corp.	730	12,083
EOG Resources, Inc.	2,329	394,253
EQT Corp.	2,164	191,990
Genel Energy plc*	1,500	22,802
Gran Tierra Energy, Inc.*	15,687	111,327
INPEX Corp.	3,200	37,699
Japan Petroleum Exploration Co.	104	4,465
Kelt Exploration Ltd.*	1,750	14,254
Lundin Petroleum AB*	2,673	57,647
Marathon Oil Corp.	2,598	90,618
MEG Energy Corp.*	523	18,045
Noble Energy, Inc.	1,312	87,917
Pacific Rubiales Energy Corp.	1,120	22,116
Paramount Resources Ltd., Class A*	1,198	41,835
Pengrowth Energy Corp.	1,894	11,143
Penn West Petroleum Ltd.	1,776	19,707
Peyto Exploration & Development Corp.	514	15,190
Pioneer Natural Resources Co.	1,284	242,419
QEP Resources, Inc.	655	18,137
Range Resources Corp.	1,429	108,447
Santos Ltd.	3,543	49,843
Southwestern Energy Co.*	1,884	68,540
Talisman Energy, Inc.	3,775	43,319
Tourmaline Oil Corp.*	2,079	84,468
Trilogy Energy Corp.	900	25,627
Tullow Oil plc	3,327	55,153
Vermilion Energy, Inc.	353	19,404
Whiting Petroleum Corp.*	439	26,274
Woodside Petroleum Ltd.	2,416	86,346

		3,887,178

Oil & Gas Refining & Marketing (0.2%)
Keyera Corp.	600	34,099

Oil & Gas Storage & Transportation (0.2%)
Pembina Pipeline Corp.	1,200	39,773

Total Oil, Gas & Consumable Fuels		10,383,435

Paper & Forest Products (0.9%)
Forest Products (0.1%)
West Fraser Timber Co., Ltd.	227	20,427

Paper Products (0.8%)
International Paper Co.	1,547	69,306
Oji Holdings Corp.	2,923	13,679
Stora Enso Oyj, Class R	2,013	17,061
UPM-Kymmene Oyj	1,933	26,752

		126,798

Total Paper & Forest Products		147,225

Total Investments (98.0%) (Cost $16,023,986)		16,045,323
Other Assets Less Liabilities (2.0%)		331,843

Net Assets (100%)		$16,377,166

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Country Diversification

As a Percentage of Total Net Assets

Australia	5.2%
Austria	0.3
Canada	15.5
Colombia	0.1
Finland	0.3
France	2.8
Germany	0.5
Israel	0.1
Italy	1.3
Japan	2.0
Luxembourg	0.3
Mexico	0.4
Netherlands	5.0
Norway	0.8
Portugal	0.1
Singapore	0.2
Spain	0.5
Sweden	0.4
Switzerland	2.3
United Kingdom	9.7
United States	50.2
Cash and Other	2.0

100.0%

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 10/8/13	JPMorgan Chase Bank	13	$12,158	$12,139	$19
Canadian Dollar vs. U.S. Dollar, expiring 10/11/13	JPMorgan Chase Bank	24	23,760	23,847	(87)

					$(68)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/NATURAL RESOURCES PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Staples	$129,847	$28,533	$—	$158,380
Energy	8,281,093	2,797,539	—	11,078,632
Materials	2,541,094	2,267,217	—	4,808,311
Forward Currency Contracts	—	19	—	19

Total Assets	$10,952,034	$5,093,308	$—	$16,045,342

Liabilities:
Forward Currency Contracts	$—	$(87)	$—	$(87)

Total Liabilities	$—	$(87)	$—	$(87)

Total	$10,952,034	$5,093,221	$—	$16,045,255

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2013.

Investment security transactions for the period ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,511,228
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$3,286,400

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$856,618
Aggregate gross unrealized depreciation	(835,281)

Net unrealized appreciation	$21,337

Federal income tax cost of investments	$16,023,986

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (0.0%)
ThromboGenics N.V.*	616	$15,988

Brazil (3.3%)
BM&F Bovespa S.A.	157,500	884,041
Cia de Bebidas das Americas (Preference) (ADR)	21,982	843,009
Embraer S.A. (ADR)	30,876	1,002,544
Itau Unibanco Holding S.A. (Preference) (ADR)	68,367	965,342

		3,694,936

Denmark (0.4%)
FLSmidth & Co. A/S	9,480	510,704

Finland (0.6%)
Fortum Oyj	27,707	624,474

France (9.3%)
European Aeronautic Defence and Space Co. N.V.	49,369	3,145,421
Kering	9,354	2,096,228
LVMH Moet Hennessy Louis Vuitton S.A.	11,921	2,348,138
Societe Generale S.A.	15,654	779,968
Technip S.A.	17,481	2,052,511

		10,422,266

Germany (11.2%)
Allianz SE (Registered)	11,522	1,811,272
Bayer AG (Registered)	14,024	1,653,632
Bayerische Motoren Werke (BMW) AG (Preference)	29,058	2,370,460
Deutsche Bank AG (Registered)	37,567	1,724,916
Linde AG	5,448	1,079,016
OSRAM Licht AG*	1,331	62,482
SAP AG	30,371	2,246,249
Siemens AG (Registered)	13,325	1,605,460

		12,553,487

India (2.6%)
DLF Ltd.	311,989	638,131
ICICI Bank Ltd. (ADR)	37,933	1,156,198
Infosys Ltd.	11,158	537,003
Zee Entertainment Enterprises Ltd.	150,154	548,042

		2,879,374

Ireland (0.7%)
Shire plc	20,738	831,933

Italy (2.2%)
Brunello Cucinelli S.p.A.	4,456	144,800
Gtech Spa	16,617	475,234
Prysmian S.p.A.	26,135	639,957
Tod’s S.p.A.	6,371	1,194,594

		2,454,585

Japan (8.7%)
Dai-ichi Life Insurance Co., Ltd.	80,800	1,150,821
FANUC Corp.	4,382	722,643
KDDI Corp.	35,549	1,822,747
Keyence Corp.	4,089	1,549,573
Kyocera Corp.	16,340	866,081
Murata Manufacturing Co., Ltd.	20,917	1,593,859
Nidec Corp.	11,482	946,174
Sumitomo Mitsui Financial Group, Inc.	23,244	1,122,059

		9,773,957

Mexico (1.9%)
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	13,022	1,264,306
Grupo Televisa S.A.B. (ADR)	32,501	908,403

		2,172,709

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria S.A.	127,759	1,427,648
Inditex S.A.	12,950	1,995,461
Repsol S.A.	36,857	913,721

		4,336,830

Sweden (4.8%)
Assa Abloy AB, Class B	40,191	1,844,857
Telefonaktiebolaget LM Ericsson, Class B	267,717	3,561,673

		5,406,530

Switzerland (6.0%)
Credit Suisse Group AG (Registered)*	33,933	1,036,357
Nestle S.A. (Registered)	17,158	1,200,026
Roche Holding AG	4,832	1,303,173
Transocean Ltd.	18,080	804,560
UBS AG (Registered)*	119,685	2,448,358

		6,792,474

Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	285,709	971,142

United Kingdom (3.1%)
Prudential plc	92,198	1,717,975
Unilever plc	43,838	1,731,652

		3,449,627

United States (38.4%)
3M Co.	14,037	1,676,158
Adobe Systems, Inc.*	35,200	1,828,288
Aetna, Inc.	27,552	1,763,879
Allergan, Inc.	7,876	712,384
Altera Corp.	53,547	1,989,807
Biogen Idec, Inc.*	2,320	558,563
Citigroup, Inc.	26,166	1,269,313
Colgate-Palmolive Co.	33,283	1,973,682
eBay, Inc.*	43,167	2,408,287
Emerson Electric Co.	16,438	1,063,539
Facebook, Inc., Class A*	25,305	1,271,323
Fidelity National Financial, Inc., Class A	25,868	688,089
Fusion-io, Inc.*	42,092	563,612
Gilead Sciences, Inc.*	19,755	1,241,404
Goldman Sachs Group, Inc.	7,198	1,138,796
Google, Inc., Class A*	2,947	2,581,307
Intuit, Inc.	24,695	1,637,525
Juniper Networks, Inc.*	43,362	861,169
Maxim Integrated Products, Inc.	54,899	1,635,990
McDonald’s Corp.	15,920	1,531,663
McGraw Hill Financial, Inc.	31,744	2,082,089
Medivation, Inc.*	5,363	321,458
Microsoft Corp.	43,786	1,458,512
Red Hat, Inc.*	2,070	95,510
St. Jude Medical, Inc.	11,152	598,193
Theravance, Inc.*	23,104	944,723
Tiffany & Co.	17,862	1,368,586
United Parcel Service, Inc., Class B	12,998	1,187,627
Vertex Pharmaceuticals, Inc.*	13,638	1,034,033

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Walt Disney Co.	34,067	$2,196,981
WellPoint, Inc.	27,795	2,323,940
Zimmer Holdings, Inc.	13,666	1,122,525

		43,128,955

Total Common Stocks (98.0%) (Cost $77,647,648)		110,019,971

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13(b)* (Cost $—)	115,284	15,752

Total Investments (98.0%) (Cost $77,647,648)		110,035,723
Other Assets Less Liabilities (2.0%)		2,222,700

Net Assets (100%)		$112,258,423

*	Non-income producing.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	15.3%
Consumer Staples	6.2
Energy	3.4
Financials	19.6
Health Care	12.9
Industrials	12.8
Information Technology	24.6
Materials	1.0
Telecommunication Services	1.6
Utilities	0.6
Cash and Other	2.0

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$6,005,633	$11,172,957	$—	$17,178,590
Consumer Staples	4,080,997	2,931,678	—	7,012,675
Energy	804,560	2,966,232	—	3,770,792
Financials	8,183,868	13,857,505	—	22,041,373
Health Care	10,621,102	3,804,726	—	14,425,828
Industrials	4,929,868	9,477,698	—	14,407,566
Information Technology	16,331,330	11,325,580	—	27,656,910
Materials	—	1,079,016	—	1,079,016
Telecommunication Services	—	1,822,747	—	1,822,747
Utilities	—	624,474	—	624,474
Rights
Financials	—	15,752	—	15,752

Total Assets	$50,957,358	$59,078,365	$—	$110,035,723

Total Liabilities	$—	$—	$—	$—

Total	$50,957,358	$59,078,365	$—	$110,035,723

(a)	A security with a market value of $884,041 transferred from Level 2 to Level 1 since the beginning of the period due the security no longer valued using fair value factors based on third party vendor modeling tools.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$70,879,056
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$91,303,464

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,719,348
Aggregate gross unrealized depreciation	(3,009,980)

Net unrealized appreciation	$27,709,368

Federal income tax cost of investments	$82,326,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.7%)
Financials (0.7%)
Real Estate Management & Development (0.7%)
Deutsche Annington Finance B.V. 3.200%, 10/2/17§		$100,000	$100,000

Total Financials			100,000

Total Corporate Bonds			100,000

Government Securities (95.6%)
Foreign Governments (49.6%)
Autonomous Community of Catalonia 4.750% 6/4/18	EUR	100,000	130,235
Canadian Government Bond 6.286% 12/1/21	CAD	592,704	743,594
Denmark Government Bond 0.102% 11/15/23	DKK	2,364,216	414,609
France Government Bond 4.000% 4/25/18	EUR	200,000	306,504
1.182% 7/25/22		349,996	499,695
1.973% 7/25/27		53,063	80,266
Italy Buoni Poliennali Del Tesoro 1.700% 9/15/18		100,375	132,406
Mexican Bonos de Proteccion al Ahorro 4.010% 1/30/20(l)	MXN	1,100,000	83,924
New Zealand Government Bond 3.000% 4/15/20	NZD	100,000	76,641
2.024% 9/20/25(b)(m)		600,000	470,538
Republic of Germany 0.100% 4/15/23	EUR	154,190	207,710
Republic of Italy 2.100% 9/15/21		107,556	137,888
Republic of Sweden 0.250% 6/1/22	SEK	755,516	112,286
United Kingdom Gilt 1.250% 11/22/17(m)	GBP	478,197	870,418
0.125% 3/22/24(m)		190,556	319,217
1.250% 11/22/32(b)(m)		822,243	1,648,151
0.625% 11/22/42(m)		17,629	33,546
0.125% 3/22/44(m)		82,402	135,585
0.250% 3/22/52(m)		412,644	716,268
0.375% 3/22/62(m)		37,059	70,281

			7,189,762

U.S. Treasuries (46.0%)
U.S. Treasury Bonds 2.375% 1/15/25 TIPS		$60,000	88,708
1.750% 1/15/28 TIPS		1,100,000	1,372,518
0.625% 2/15/43 TIPS		290,000	241,262
U.S. Treasury Notes 0.250% 6/30/14		100,000	100,114
2.625% 7/15/17 TIPS		500,000	639,302
0.125% 4/15/18 TIPS		600,000	624,589
1.875% 7/15/19 TIPS		600,000	743,493
1.250% 7/15/20 TIPS		300,000	351,423
1.125% 1/15/21 TIPS		200,000	229,790
0.125% 1/15/22 TIPS		270,000	275,039
0.125% 7/15/22 TIPS		200,000	200,021
0.125% 1/15/23 TIPS		1,515,000	1,490,811
0.375% 7/15/23 TIPS		300,000	299,404

			6,656,474

Total Government Securities			13,846,236

Total Long-Term Debt Securities (96.3%) (Cost $14,011,790)			13,946,236

SHORT-TERM INVESTMENTS:
Government Securities (11.7%)
Federal Agricultural Mortgage Corp. 0.05%, 11/1/13 (o)(p)		300,000	299,988
Federal Home Loan Bank 0.06%, 3/12/14 (o)(p)		100,000	99,974
Federal Home Loan Mortgage Corp. 0.03%, 3/24/14 (o)(p)		1,300,000	1,299,818

Total Government Securities			1,699,780

Total Short-Term Investments (11.7%) (Cost $1,699,486)			1,699,780

Total Investments (108.0%) (Cost $15,711,276)			15,646,016
Other Assets Less Liabilities (-8.0%)			(1,157,324)

Net Assets (100%)			$14,488,692

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $100,000 or 0.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $4,264,004 or 29.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2013.

(p)	Yield to maturity.

Glossary:

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Canada	5.1%
Denmark	2.9
France	6.1
Germany	1.4
Italy	1.8
Mexico	0.6
Netherlands	0.7
New Zealand	3.8
Spain	0.9
Sweden	0.8
United Kingdom	26.2
United States	57.7
Cash and Other	(8.0)

100.0%

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	3	December-13	$357,089	$363,141	$6,052
90 Day Eurodollar	5	March-16	1,230,132	1,231,687	1,555
90 Day Eurodollar	4	March-17	979,086	975,100	(3,986)
90 Day Sterling	3	June-15	599,614	600,440	826
Long Gilt	1	December-13	176,896	178,597	1,701

					$6,148

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/13	Credit Suisse First Boston	65	$29,545	$29,629	$(84)
Brazilian Real vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	153	68,529	65,969	2,560
British Pound vs. U.S. Dollar, expiring 10/2/13	Credit Suisse First Boston	117	189,412	182,194	7,218
Danish Krone vs. U.S. Dollar, expiring 10/2/13	Bank of America	200	36,277	35,811	466
European Union Euro vs. U.S. Dollar, expiring 10/2/13	Bank of America	41	55,467	54,746	721
Indian Rupee vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	4,380	69,628	71,775	(2,147)
Indian Rupee vs. U.S. Dollar, expiring 1/15/14	Credit Suisse First Boston	4,380	68,046	67,598	448
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	36	29,900	30,313	(413)

					$8,769

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/13	Credit Suisse First Boston	65	$27,497	$29,545	$(2,048)
Brazilian Real vs. U.S. Dollar, expiring 1/3/14	Credit Suisse First Boston	65	29,044	28,927	117

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 10/2/13	Bank of America	2,333	$3,623,149	$3,776,894	$(153,745)
British Pound vs. U.S. Dollar, expiring 10/2/13	Bank of America	2	3,162	3,238	(76)
British Pound vs. U.S. Dollar, expiring 10/2/13	Credit Suisse First Boston	138	213,764	223,408	(9,644)
British Pound vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	2,356	3,775,012	3,813,075	(38,063)
Canadian Dollar vs. U.S. Dollar, expiring 12/23/13	Credit Suisse First Boston	806	783,333	780,853	2,480
Danish Krone vs. U.S. Dollar, expiring 11/14/13	Bank of America	2,450	435,557	444,580	(9,023)
European Union Euro vs. U.S. Dollar, expiring 10/2/13	Bank of America	958	1,278,591	1,296,030	(17,439)
European Union Euro vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	99	133,453	133,944	(491)
European Union Euro vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	99	133,513	133,944	(431)
European Union Euro vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	917	1,242,825	1,240,670	2,155
Indian Rupee vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	4,380	69,299	69,628	(329)
Mexican Peso vs. U.S. Dollar, expiring 12/17/13	Credit Suisse First Boston	728	55,143	55,270	(127)
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	499	386,012	414,444	(28,432)
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	186	152,242	154,482	(2,240)
New Zealand Dollar vs. U.S. Dollar, expiring 11/4/13	Bank of America	649	534,760	537,720	(2,960)
Swedish Krona vs. U.S. Dollar, expiring 11/14/13	Credit Suisse First Boston	755	115,459	117,356	(1,897)

					$(262,193)

					$(253,424)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$100,000	$—	$100,000
Forward Currency Contracts	—	16,165	—	16,165
Futures	10,134	—	—	10,134
Government Securities
Foreign Governments	—	7,189,762	—	7,189,762
U.S. Treasuries	—	6,656,474	—	6,656,474
Short-Term Investments	—	1,699,780	—	1,699,780

Total Assets	$10,134	$15,662,181	$—	$15,672,315

Liabilities:
Forward Currency Contracts	$—	$(269,589)	$—	$(269,589)
Futures	(3,986)	—	—	(3,986)

Total Liabilities	$(3,986)	$(269,589)	$—	$(273,575)

Total	$6,148	$15,392,592	$—	$15,398,740

There were no transfers between Levels 1, 2 or 3 for the period ended September 30, 2013.

Investment security transactions for the period ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$17,915,051
Long-term U.S. government debt securities	64,944,729

$82,859,780

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$10,459,745
Long-term U.S. government debt securities	58,037,724

$68,497,469

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$136,676
Aggregate gross unrealized depreciation	(201,936)

Net unrealized depreciation	$(65,260)

Federal income tax cost of investments	$15,711,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (14.5%)
Asset-Backed Securities (6.4%)
Access Group, Inc.,
Series 2008-1 A
1.566%, 10/27/25(l)	$8,218,028	$8,284,478
American Express Credit Account Master Trust,
Series 2012-3 A
0.332%, 3/15/18(l)	3,471,000	3,453,143
Chase Issuance Trust,
Series 2012-A5 A5
0.590%, 8/15/17	1,041,000	1,040,572
Citibank Omni Master Trust,
Series 2009-A13 A13
5.350%, 8/15/18§	6,942,000	7,217,294
Series 2009-A14A A14
2.932%, 8/15/18(l)§	36,202,000	36,922,402
Series 2009-A17 A17
4.900%, 11/15/18§	15,272,000	15,970,046
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC2 A3A
0.259%, 1/25/37(l)	84,870	42,913
College Loan Corp. Trust,
Series 2005-1 A2
0.366%, 7/25/24(l)	2,769,356	2,768,188
Collegiate Funding Services Education Loan Trust,
Series 2005-B A2
0.348%, 12/28/21(l)	824,548	823,833
Educational Services of America, Inc.,
Series 2012-2 A
0.909%, 4/25/39(l)§	2,902,691	2,911,064
EFS Volunteer LLC,
Series 2010-1 A1
1.116%, 10/26/26(l)§	829,438	834,739
Ford Credit Auto Owner Trust,
Series 2013-A A2
0.380%, 11/15/15	2,859,605	2,858,500
GCO Education Loan Funding Trust,
Series 2005-1 A3L
0.342%, 11/25/20(l)	22,120	22,096
GSAA Home Equity Trust,
Series 2007-6 A4
0.479%, 5/25/47(l)	381,184	268,358
Honda Auto Receivables Owner Trust,
Series 2012-1 A2
0.570%, 8/15/14	181,943	181,958
Hyundai Auto Receivables Trust,
Series 2012-B A2
0.540%, 1/15/15	946,395	946,567
Nelnet Education Loan Funding, Inc.,
Series 2004-2A A4
0.402%, 8/26/19(l)	465,313	464,637
Nelnet Student Loan Trust,
Series 2008-4 A2
0.966%, 7/25/18(l)	406,339	407,163
Nissan Auto Lease Trust,
Series 2012-A A2B
0.342%, 7/15/14(l)	870,364	870,288
Northstar Education Finance, Inc.,
Series 2004-2 A2
0.404%, 1/28/17(l)	4,859,000	4,838,394
Panhandle-Plains Higher Education Authority, Inc.,
Series 2010-2 A1
1.404%, 10/1/35(l)	1,237,158	1,257,489
Series 2011-1 A1
0.774%, 10/1/18(l)	363,231	363,385
SLC Student Loan Trust,
Series 2006-2 A4
0.334%, 6/15/22(l)	976,332	970,946
SLM Student Loan Trust,
Series 2004-10 A5B
0.666%, 4/25/23(l)§	17,353,733	17,355,690
Series 2007-3 A3
0.306%, 4/25/19(l)	6,040,000	5,945,456
Series 2008-2 A2
0.716%, 1/25/17(l)	2,127,706	2,129,840
Series 2008-5 A2
1.366%, 10/25/16(l)	176,721	177,037
Series 2008-9 A
1.766%, 4/25/23(l)	9,605,468	9,934,669
Series 2009-CT 1A
2.350%, 4/15/39(b)(l)§	399,761	401,528
Series 2010-1 A
0.579%, 3/25/25(l)	8,559,084	8,547,752
Series 2012-7 A1
0.339%, 2/27/17(l)	2,758,257	2,756,236

		140,966,661

Non-Agency CMO (8.1%)
Alternative Loan Trust,
Series 2003-J1 4A1
6.000%, 10/25/32	252	253
Series 2005-61 2A1
0.459%, 12/25/35(l)	15,049	12,550
Series 2005-62 2A1
1.153%, 12/25/35(l)	146,887	107,867
Series 2006-OA22 A1
0.339%, 2/25/47(l)	461,846	376,856
Series 2007-OA7 A1A
0.359%, 5/25/47(l)	110,999	85,609
American Home Mortgage Assets Trust,
Series 2006-1 2A1
0.369%, 5/25/46(l)	5,113,196	3,417,607
BAMLL Commercial Mortgage Securities Trust,
Series 2012-CLRN X1A
2.750%, 10/15/14 IO(l)§	156,900,000	3,759,167
Banc of America Commercial Mortgage, Inc.,
Series 2004-2 A5
4.580%, 11/10/38	6,664,276	6,717,462
Series 2006-2 A4
5.924%, 5/10/45(l)	1,318,971	1,445,496
Series 2006-6 A2
5.309%, 10/10/45	1,351,052	1,355,129
Series 2006-6 A3
5.369%, 10/10/45	590,066	623,522
Series 2007-3 A2
5.857%, 6/10/49(l)	70,189	70,515
Series 2007-3 A2FL
0.352%, 6/10/49(l)§	70,189	70,082
Series 2007-3 A4
5.857%, 6/10/49(l)	971,874	1,079,972
Series 2007-4 A4
5.934%, 2/10/51(l)	971,874	1,092,383
Banc of America Large Loan Trust,
Series 2010 HLTN
2.482%, 11/15/15(l)§	4,300,573	4,307,472
Banc of America Mortgage Securities, Inc.,
Series 2004-1 5A1
6.500%, 9/25/33	7,772	8,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
BCAP LLC Trust,
Series 2006-AA2 A1
0.349%, 1/25/37(l)	$555,592	$394,882
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11 1A2
2.960%, 2/25/33(l)	7,929	7,882
Series 2003-3 3A2
2.693%, 5/25/33(l)	51,117	51,090
Series 2003-8 2A1
3.080%, 1/25/34(l)	3,869	3,934
Series 2003-8 4A1
2.960%, 1/25/34(l)	15,520	14,984
Series 2004-10 21A1
3.123%, 1/25/35(l)	1,679,895	1,652,644
Series 2005-2 A1
2.600%, 3/25/35(l)	68,286	68,523
Series 2005-2 A2
2.793%, 3/25/35(l)	18,191	17,957
Series 2005-5 A1
2.210%, 8/25/35(l)	21,165	21,436
Series 2005-5 A2
2.320%, 8/25/35(l)	401,776	404,918
Series 2007-3 1A1
2.872%, 5/25/47(l)	4,644,073	3,752,922
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.735%, 9/25/35(l)	1,559,388	1,258,953
Bear Stearns Commercial Mortgage Securities Trust,
Series 2005-PW10 A4
5.405%, 12/11/40(l)	694,195	741,764
Series 2005-PWR9 A2
4.735%, 9/11/42	390,004	393,599
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-11 A1A
2.540%, 5/25/35(l)	22,806	22,029
Series 2005-11 A2A
2.510%, 10/25/35(l)	458,146	439,475
Series 2005-12 2A1
0.979%, 8/25/35(l)§	603,767	500,476
Series 2005-6 A1
2.270%, 9/25/35(l)	30,198	29,140
Series 2005-6 A2
2.290%, 9/25/35(l)	141,875	136,184
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3 A5
5.617%, 10/15/48	2,776,782	3,048,575
Series 2007-CD4 A2B
5.205%, 12/11/49	151,254	154,547
Commercial Mortgage Pass-Through Certificates,
Series 2006-FL12 AJ
0.312%, 12/15/20(l)§	1,136,689	1,127,578
Series 2007-FL14 AJ
0.362%, 6/15/22(l)§	714,500	713,163
Series 2012-9W57 A
2.365%, 2/10/29§	4,859,368	4,973,755
Series 2012-LC4 A1
1.156%, 12/10/44	2,808,758	2,809,527
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2002-30 M
2.868%, 10/19/32(l)	3,976	3,637
Series 2003-HYB3 7A1
2.644%, 11/19/33(l)	17,609	17,278
Series 2004-12 11A1
2.823%, 8/25/34(l)	331,867	288,982
Series 2005-25 A11
5.500%, 11/25/35	501,835	480,947
Series 2005-3 1A2
0.469%, 4/25/35(l)	200,442	169,374
Credit Suisse Mortgage Capital Certificates,
Series 2007-TF2A A1
0.362%, 4/15/22(l)§	2,684,445	2,647,413
CS First Boston Mortgage Securities Corp.,
Series 2002-P1A A
0.822%, 3/25/32(l)§	967	877
DBRR Trust,
Series 2012-EZ1 A
0.946%, 9/25/45§	21,350,978	21,341,221
Series 2013-EZ2 A
0.853%, 2/25/45(l)§	2,687,964	2,690,491
Deutsche Alt-A Securities, Inc.,
Series 2003-3 3A1
5.000%, 10/25/18	240,598	243,518
Series 2005-AR2 7A1
5.067%, 10/25/35(l)	182,478	155,425
Series 2006-AB4 A1B1
0.279%, 10/25/36(l)	2,330	1,354
Extended Stay America Trust,
Series 2013-ESFL A1FL
0.982%, 12/5/31(l)§	1,388,000	1,386,803
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA1 A1
2.316%, 6/25/34(l)	123,974	124,496
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR3 2A1
2.614%, 8/25/35(l)	236,602	225,263
GE Capital Commercial Mortgage Corp.,
Series 2007-C1 A4
5.543%, 12/10/49	694,195	766,331
Greenpoint Mortgage Funding Trust,
Series 2005-AR5 1A1
0.449%, 11/25/45(l)	25,848	21,035
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	416,517	442,723
Series 2007-GG9 A4
5.444%, 3/10/39	3,470,977	3,848,674
GS Mortgage Securities Corp. II,
Series 2005-GG4 A4
4.761%, 7/10/39	6,941,954	7,243,388
Series 2007-EOP A3
1.456%, 3/6/20(l)§	2,107,789	2,110,791
Series 2007-EOP B
1.731%, 3/6/20(l)§	971,874	977,282
Series 2012-GC6 A1
1.282%, 1/10/45	1,782,369	1,786,944
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.661%, 9/25/35(l)	115,782	116,289
Harborview Mortgage Loan Trust,
Series 2005-2 2A1A
0.401%, 5/19/35(l)	21,949	18,841
Series 2006-1 2A1A
0.421%, 3/19/36(l)	158,753	109,224
Indymac Index Mortgage Loan Trust,
Series 2004-AR11 2A
2.541%, 12/25/34(l)	144,332	132,070

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-C3 A1A
4.818%, 1/15/42§	$2,538,529	$2,634,727
Series 2005-CB11 ASB
5.201%, 8/12/37(l)	3,867,306	3,909,774
Series 2005-CB12 ASB
4.846%, 9/12/37	3,845,330	3,932,781
Series 2005-LDP2 A3A
4.678%, 7/15/42	102,230	102,703
Series 2006-CB14 ASB
5.506%, 12/12/44(l)	8,062,741	8,369,235
Series 2007-CB18 A4
5.440%, 6/12/47	3,401,557	3,749,318
Series 2007-LD11 ASB
6.002%, 6/15/49(l)	1,192,494	1,280,451
Series 2011-C4 A1
1.525%, 7/15/46§	146,349	146,638
LB-UBS Commercial Mortgage Trust,
Series 2005-C2 A5
5.150%, 4/15/30(l)	2,776,782	2,929,790
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13 3A7
2.623%, 11/21/34(l)	122,141	117,626
MASTR Alternative Loans Trust,
Series 2003-5 6A1
6.000%, 8/25/33	1,456,506	1,502,270
Mellon Residential Funding Corp.,
Series 2001-TBC1 A1
0.882%, 11/15/31(l)	45,131	44,036
Merrill Lynch Floating Trust,
Series 2008-LAQA A1
0.720%, 7/9/21(l)§	1,428,257	1,423,922
Series 2008-LAQA A2
0.720%, 7/9/21(l)§	694,195	689,878
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-2 1A
1.666%, 10/25/35(l)	859,542	821,261
Series 2005-2 2A
2.380%, 10/25/35(l)	914,419	915,855
Series 2005-2 3A
1.183%, 10/25/35(l)	191,193	189,718
Series 2005-3 4A
0.429%, 11/25/35(l)	93,102	81,711
Series 2005-3 5A
0.429%, 11/25/35(l)	174,753	169,345
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49(l)	1,388,391	1,517,193
Morgan Stanley Capital I, Inc.,
Series 2005-HQ7 A4
5.378%, 11/14/42(l)	694,195	740,149
Series 2007-IQ14 A2
5.610%, 4/15/49	181,946	186,805
Series 2011-C1 A1
2.602%, 9/15/47§	5,965,390	6,068,253
Series 2011-C2 A1
1.480%, 6/15/44§	1,713,066	1,721,916
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.993%, 8/12/45(l)§	2,082,586	2,314,984
MRFC Mortgage Pass-Through Trust,
Series 2000-TBC3 A1
0.622%, 12/15/30(l)	13,380	12,998
RBSCF Trust,
Series 2010-RR3 CSCB
5.467%, 9/16/39(l)§	694,195	758,037
Reperforming Loan Remic Trust,
Series 2005-R2 1AF1
0.519%, 6/25/35(l)§	57,499	50,727
Residential Accredit Loans, Inc.,
Series 2005-QO1 A1
0.479%, 8/25/35(l)	37,729	29,413
Securitized Asset Sales, Inc.,
Series 1993-6 A5
0.624%, 11/26/23(l)	1,248	1,199
Sequoia Mortgage Trust,
Series 10 2A1
0.940%, 10/20/27(l)	6,203	5,978
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1 4A2
2.485%, 2/25/34(l)	99,819	97,905
Series 2004-19 2A1
1.559%, 1/25/35(l)	30,205	22,930
Series 2005-17 3A1
2.520%, 8/25/35(l)	136,301	123,128
Structured Asset Mortgage Investments Trust,
Series 2004-AR5 1A1
0.840%, 10/19/34(l)	64,165	65,413
Series 2005-AR5 A1
0.430%, 7/19/35(l)	133,535	115,478
Series 2005-AR5 A2
0.430%, 7/19/35(l)	250,668	238,170
Series 2006-11 A1
2.653%, 10/28/35(l)§	43,360	40,998
Series 2006-AR4 2A1
0.369%, 6/25/36(l)	36,395	27,920
Series 2006-AR5 1A1
0.389%, 5/25/46(l)	1,282,638	895,430
UBS-Citigroup Commercial Mortgage Trust,
Series 2011-C1 A1
1.524%, 1/10/45	1,273,751	1,281,643
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10 SL
5.760%, 2/15/41§	3,002,674	3,042,081
Series 2004-C12 MAD
5.439%, 7/15/41(l)§	970,996	981,067
Series 2007-C31 A2
5.421%, 4/15/47	637,787	643,736
Series 2007-C32 A2
5.931%, 6/15/49(l)	857,277	892,600
Series 2007-WHL8 A1
0.262%, 6/15/20(l)§	822,368	811,714
WaMu Commercial Mortgage Securities Trust,
Series 2007-SL3 A1A
5.976%, 3/23/45(l)§	12,031,817	12,434,181
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR17 1A
1.353%, 11/25/42(l)	6,914	6,620
Series 2002-AR2 A
2.204%, 2/27/34(l)	4,806	4,622
Series 2003-AR1 A5
2.207%, 3/25/33(l)	614,621	617,937
Series 2004-AR1 A
2.547%, 3/25/34(l)	1,181,807	1,184,582
Series 2005-AR13 A1A1
0.469%, 10/25/45(l)	156,976	146,034
Series 2005-AR15 A1A1
0.439%, 11/25/45(l)	36,531	32,757

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2006-AR15 2A
2.454%, 11/25/46(l)	$32,380	$29,460
Series 2006-AR3 A1A
1.153%, 2/25/46(l)	55,534	50,731
Series 2006-AR7 3A
2.454%, 7/25/46(l)	162,318	154,587
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-S A1
2.626%, 9/25/34(l)	41,529	41,843
Series 2007-10 1A22
0.679%, 7/25/37(l)	884,154	737,208
WF-RBS Commercial Mortgage Trust,
Series 2011-C2 A1
2.501%, 2/15/44§	1,576,000	1,598,666
Series 2011-C4 A1
1.607%, 6/15/44§	760,661	764,033
Series 2012-C6 A1
1.081%, 4/15/45	8,538,232	8,524,334

		176,647,070

Total Asset-Backed and Mortgage-Backed Securities		317,613,731

Corporate Bonds (46.0%)
Consumer Discretionary (2.7%)
Auto Components (1.0%)
Johnson Controls, Inc.
0.676%, 2/4/14(l)	$20,826,000	20,846,091
1.750%, 3/1/14	576,000	578,860

		21,424,951

Automobiles (1.0%)
Daimler Finance North America LLC
0.858%, 3/28/14(l)§	3,267,000	3,273,370
1.049%, 4/10/14(l)§	8,330,000	8,353,355
1.875%, 9/15/14(b)§	9,942,000	10,045,356

		21,672,081

Hotels, Restaurants & Leisure (0.1%)
Las Vegas Sands Corp.
1.690%, 5/23/14§	2,432,847	2,429,806

Household Durables (0.1%)
Maytag Corp.
6.450%, 8/15/14	2,083,000	2,179,339
Newell Rubbermaid, Inc.
2.000%, 6/15/15	1,041,000	1,055,156

		3,234,495

Media (0.5%)
COX Communications, Inc.
5.450%, 12/15/14	177,000	186,593
Discovery Communications LLC
3.700%, 6/1/15	1,388,000	1,456,675
NBCUniversal Enterprise, Inc.
0.805%, 4/15/16(b)(l)§	6,421,000	6,443,795
0.953%, 4/15/18(l)§	694,000	700,350
Reed Elsevier Capital, Inc.
7.750%, 1/15/14	1,388,000	1,415,149
Time Warner, Inc.
5.875%, 11/15/16	347,000	393,022

		10,595,584

Total Consumer Discretionary		59,356,917

Consumer Staples (4.6%)
Beverages (1.9%)
Anheuser-Busch InBev Worldwide, Inc.
1.500%, 7/14/14	4,198,000	4,233,194
5.375%, 11/15/14	10,816,000	11,406,882
4.125%, 1/15/15	5,102,000	5,329,467
3.625%, 4/15/15	1,007,000	1,053,924
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	2,777,000	2,779,129
Foster’s Finance Corp.
4.875%, 10/1/14(b)§	1,666,000	1,732,418
PepsiCo, Inc.
0.465%, 7/30/15(l)	5,000,000	5,000,322
SABMiller Holdings, Inc.
1.850%, 1/15/15§	1,527,000	1,543,088
2.450%, 1/15/17§	9,025,000	9,242,716

		42,321,140

Food & Staples Retailing (0.3%)
Walgreen Co.
0.754%, 3/13/14(l)	6,133,000	6,140,666

Food Products (0.4%)
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	361,000	360,999
Campbell Soup Co.
0.565%, 8/1/14(l)	2,777,000	2,779,523
General Mills, Inc.
0.564%, 1/29/16(l)	2,221,000	2,222,288
Hershey Co.
1.500%, 11/1/16	347,000	352,536
Mondelez International, Inc.
5.250%, 10/1/13	1,215,000	1,215,000
6.750%, 2/19/14	1,510,000	1,544,419
WM Wrigley Jr Co.
3.700%, 6/30/14(b)§	347,000	353,041

		8,827,806

Tobacco (2.0%)
Altria Group, Inc.
8.500%, 11/10/13	16,966,000	17,104,549
4.125%, 9/11/15	1,041,000	1,104,910
Philip Morris International, Inc.
6.875%, 3/17/14	13,064,000	13,460,662
2.500%, 5/16/16	7,272,000	7,550,796
Reynolds American, Inc.
7.300%, 7/15/15	2,205,000	2,428,211
1.050%, 10/30/15	2,221,000	2,222,194
7.625%, 6/1/16	902,000	1,055,068

		44,926,390

Total Consumer Staples		102,216,002

Energy (2.1%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
1.191%, 6/2/14(l)	3,835,000	3,849,990

Oil, Gas & Consumable Fuels (1.9%)
Anadarko Petroleum Corp.
7.625%, 3/15/14	6,480,000	6,680,911
5.750%, 6/15/14	5,137,000	5,307,169
Devon Energy Corp.
5.625%, 1/15/14	590,000	598,297
2.400%, 7/15/16	1,978,000	2,045,862
1.875%, 5/15/17	1,694,000	1,698,658
Energy Transfer Partners LP
8.500%, 4/15/14	4,310,000	4,485,233

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Enterprise Products Operating LLC
9.750%, 1/31/14	$3,471,000	$3,574,694
5.600%, 10/15/14	1,180,000	1,237,769
5.000%, 3/1/15	1,138,000	1,203,054
1.250%, 8/13/15	1,735,000	1,742,154
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	4,188,000	4,225,774
Phillips 66
1.950%, 3/5/15	833,000	845,232
2.950%, 5/1/17	694,000	717,104
Plains All American Pipeline LP/Plains All American Finance Corp.
5.625%, 12/15/13	694,000	701,180
5.250%, 6/15/15	3,471,000	3,718,829
3.950%, 9/15/15	2,230,000	2,359,246
6.125%, 1/15/17	1,522,000	1,730,923

		42,872,089

Total Energy		46,722,079

Financials (26.0%)
Capital Markets (4.1%)
Bank of New York Mellon Corp.
0.489%, 3/4/16(l)	15,966,000	15,947,738
Goldman Sachs Group, Inc.
6.000%, 5/1/14	3,100,000	3,194,347
0.848%, 9/29/14(l)	3,679,000	3,684,922
5.000%, 10/1/14	3,617,000	3,769,375
5.500%, 11/15/14	1,772,000	1,864,295
1.263%, 11/21/14(l)	12,177,000	12,238,129
0.769%, 1/12/15(l)	7,563,000	7,552,491
0.666%, 7/22/15(l)	694,000	689,632
Merrill Lynch & Co., Inc.
5.450%, 7/15/14	694,000	719,242
Morgan Stanley
0.570%, 1/9/14(l)	10,781,000	10,779,707
1.865%, 1/24/14(l)	20,932,000	21,015,387
6.000%, 5/13/14	3,124,000	3,219,094
4.200%, 11/20/14	897,000	927,910
4.100%, 1/26/15	2,000,000	2,074,773
6.000%, 4/28/15	1,000,000	1,072,056

		88,749,098

Commercial Banks (1.0%)
Union Bank N.A.
2.125%, 12/16/13	10,296,000	10,336,931
1.209%, 6/6/14(l)	11,801,000	11,855,874

		22,192,805

Consumer Finance (7.9%)
American Express Centurion Bank
0.715%, 11/13/15(l)	9,025,000	9,052,647
American Express Co.
7.250%, 5/20/14	2,990,000	3,114,939
American Express Credit Corp.
5.125%, 8/25/14	2,478,000	2,579,606
1.356%, 6/12/15(l)	2,013,000	2,040,610
American Honda Finance Corp.
0.652%, 6/18/14(l)§	2,480,000	2,487,197
1.450%, 2/27/15§	1,188,000	1,201,058
2.500%, 9/21/15§	1,180,000	1,218,653
0.637%, 5/26/16(b)(l)§	5,850,000	5,854,375
2.600%, 9/20/16§	1,260,000	1,310,590
2.125%, 2/28/17§	10,413,000	10,644,155
Ford Motor Credit Co. LLC
1.362%, 8/28/14(l)	5,554,000	5,582,483
3.875%, 1/15/15	7,775,000	8,041,683
7.000%, 4/15/15	1,041,000	1,129,381
2.500%, 1/15/16	7,289,000	7,402,708
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	1,388,000	1,466,035
HSBC Finance Corp.
0.518%, 1/15/14(l)	22,873,000	22,879,077
5.250%, 1/15/14	7,116,000	7,215,547
HSBC USA, Inc.
2.375%, 2/13/15	13,142,000	13,415,686
John Deere Capital Corp.
0.750%, 1/22/16	2,499,000	2,499,053
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	694,000	727,119
1.000%, 3/15/16§	972,000	965,806
0.950%, 9/26/16(b)(l)§	1,500,000	1,502,262
1.950%, 9/12/17§	19,923,000	19,777,369
PACCAR Financial Corp.
0.510%, 6/5/14(l)	3,471,000	3,475,515
0.536%, 2/8/16(l)	3,957,000	3,960,997
SLM Corp.
5.000%, 10/1/13	10,044,000	10,037,722
0.566%, 1/27/14(l)	7,571,000	7,523,681
3.875%, 9/10/15	625,000	639,063
6.250%, 1/25/16	3,124,000	3,346,585
Toyota Motor Credit Corp.
0.406%, 3/10/15(l)	4,044,000	4,044,253
0.553%, 5/17/16(l)	6,942,000	6,940,744

		172,076,599

Diversified Financial Services (8.3%)
Bank of America Corp.
7.375%, 5/15/14	34,060,000	35,443,425
Bear Stearns Cos. LLC
5.700%, 11/15/14	2,185,000	2,304,424
Citigroup, Inc.
0.383%, 3/7/14(l)	7,841,000	7,835,576
6.375%, 8/12/14	2,540,000	2,661,373
5.000%, 9/15/14	7,000,000	7,263,962
5.500%, 10/15/14	1,619,000	1,696,422
6.010%, 1/15/15	2,550,000	2,714,173
Crown Castle Towers LLC
3.214%, 8/15/15§	7,567,000	7,718,340
General Electric Capital Corp.
3.750%, 11/14/14	10,250,000	10,627,707
2.150%, 1/9/15	15,766,000	16,089,041
1.625%, 7/2/15	2,150,000	2,182,421
1.015%, 8/11/15(l)	2,083,000	2,091,718
0.856%, 12/11/15(l)	4,859,000	4,900,064
0.871%, 1/8/16(l)	7,428,000	7,457,266
5.000%, 1/8/16	35,000	38,054
Harley-Davidson Financial Services, Inc.
1.150%, 9/15/15§	694,000	689,870
JPMorgan Chase & Co.
5.125%, 9/15/14	2,603,000	2,711,350
0.715%, 4/23/15(l)	11,715,000	11,724,741
3.400%, 6/24/15	1,388,000	1,445,744
0.882%, 2/26/16(l)	28,254,000	28,269,904
JPMorgan Chase Bank N.A.
0.584%, 6/13/16(l)	2,777,000	2,742,018
SSIF Nevada LP
0.968%, 4/14/14(l)§	24,297,000	24,385,684

		182,993,277

Insurance (4.6%)
American International Group, Inc.
3.750%, 11/30/13§	9,429,000	9,479,756

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 9/15/14	$10,482,000	$10,830,003
MassMutual Global Funding II
2.875%, 4/21/14§	3,828,000	3,875,306
MetLife Institutional Funding II
1.174%, 4/4/14(l)§	1,527,000	1,533,394
0.641%, 1/6/15(b)(l)§	9,719,000	9,743,200
Metropolitan Life Global Funding I
1.019%, 1/10/14(l)§	11,385,000	11,408,373
Monumental Global Funding III
0.468%, 1/15/14(l)§	21,868,000	21,871,781
Principal Life Global Funding II
1.000%, 12/11/15§	2,430,000	2,429,328
SLM Student Loan Trust
2.997%, 9/30/15§	8,122,500	8,377,270
Sun Life Financial Global Funding III LP
0.521%, 10/6/13(l)§	21,947,000	21,947,639

		101,496,050

Real Estate Investment Trusts (REITs) (0.1%)
WEA Finance LLC/WT Finance (Aust) Pty Ltd.
5.750%, 9/2/15(b)§	1,735,000	1,891,130
Weyerhaeuser Co.
6.950%, 8/1/17	902,000	1,044,065

		2,935,195

Total Financials		570,443,024

Health Care (3.9%)
Biotechnology (1.4%)
Amgen, Inc.
1.875%, 11/15/14	9,996,000	10,134,562
4.850%, 11/18/14	1,597,000	1,672,644
2.300%, 6/15/16	3,332,000	3,436,287
2.500%, 11/15/16	5,189,000	5,373,186
5.850%, 6/1/17	2,083,000	2,385,644
Genentech, Inc.
4.750%, 7/15/15	1,069,000	1,144,147
Gilead Sciences, Inc.
2.400%, 12/1/14	2,718,000	2,770,292
3.050%, 12/1/16	4,272,000	4,502,417

		31,419,179

Health Care Equipment & Supplies (0.0%)
Baxter International, Inc.
4.000%, 3/1/14	347,000	352,112

Health Care Providers & Services (0.4%)
Express Scripts Holding Co.
2.750%, 11/21/14	3,000,000	3,065,917
Sutter Health
Series 13-A
1.090%, 8/15/53	3,471,000	3,473,066
WellPoint, Inc.
1.250%, 9/10/15	2,777,000	2,798,562

		9,337,545

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	1,735,000	1,743,483
3.250%, 11/20/14	1,000,000	1,025,368
3.200%, 5/1/15	850,000	877,270
2.250%, 8/15/16	8,784,000	8,938,628

		12,584,749

Pharmaceuticals (1.5%)
AbbVie, Inc.
1.200%, 11/6/15	13,786,000	13,850,826
Actavis, Inc.
1.875%, 10/1/17	694,000	688,710
Eli Lilly and Co.
4.200%, 3/6/14	4,963,000	5,042,759
Merck & Co., Inc.
5.300%, 12/1/13	9,025,000	9,097,603
Novartis Capital Corp.
4.125%, 2/10/14	4,054,000	4,108,834

		32,788,732

Total Health Care		86,482,317

Industrials (1.7%)
Aerospace & Defense (0.1%)
United Technologies Corp.
0.529%, 12/2/13(l)	1,284,000	1,284,643

Commercial Services & Supplies (0.1%)
Yale University
2.900%, 10/15/14	1,251,000	1,283,445

Electrical Equipment (0.1%)
Eaton Corp.
0.950%, 11/2/15§	1,749,000	1,743,266

Road & Rail (1.4%)
Burlington Northern Santa Fe LLC
7.000%, 2/1/14	3,071,000	3,135,993
4.875%, 1/15/15	2,083,000	2,189,348
CSX Corp.
6.250%, 4/1/15	4,807,000	5,186,049
ERAC USA Finance LLC
2.250%, 1/10/14§	3,124,000	3,134,723
Norfolk Southern Corp.
5.257%, 9/17/14	1,041,000	1,086,407
7.700%, 5/15/17	2,499,000	3,014,525
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500%, 7/11/14§	6,015,000	6,086,935
3.125%, 5/11/15§	3,471,000	3,569,711
2.500%, 3/15/16§	2,673,000	2,725,144
Union Pacific Corp.
5.125%, 2/15/14	694,000	705,626

		30,834,461

Trading Companies & Distributors (0.0%)
International Lease Finance Corp.
4.875%, 4/1/15	486,000	500,434
8.625%, 9/15/15	694,000	763,400

		1,263,834

Total Industrials		36,409,649

Information Technology (1.5%)
Communications Equipment (1.0%)
Cisco Systems, Inc.
0.504%, 3/14/14(l)	22,249,000	22,270,248

Computers & Peripherals (0.4%)
Dell, Inc.
2.100%, 4/1/14	694,000	696,320
Hewlett-Packard Co.
6.125%, 3/1/14	8,060,000	8,248,100

		8,944,420

Software (0.1%)
Symantec Corp.
2.750%, 9/15/15	764,000	785,278

Total Information Technology		31,999,946

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Materials (1.0%)
Chemicals (0.8%)
Dow Chemical Co.
2.500%, 2/15/16	$1,735,000	$1,791,590
E.I. du Pont de Nemours & Co.
0.671%, 3/25/14(l)	7,423,000	7,438,092
Ecolab, Inc.
1.000%, 8/9/15	1,735,000	1,738,459
3.000%, 12/8/16	5,481,000	5,751,008

		16,719,149

Construction Materials (0.0%)
CRH America, Inc.
5.300%, 10/15/13	1,177,000	1,178,867

Metals & Mining (0.2%)
Freeport-McMoRan Copper & Gold, Inc.
2.375%, 3/15/18§	3,402,000	3,296,776
TCI Communications, Inc.
8.750%, 8/1/15	721,000	825,566

		4,122,342

Paper & Forest Products (0.0%)
Georgia-Pacific LLC
7.700%, 6/15/15	347,000	383,435

Total Materials		22,403,793

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.4%)
Verizon Communications, Inc.
1.250%, 11/3/14	1,825,000	1,834,176
1.782%, 9/15/16(l)	6,400,000	6,586,688

Total Telecommunication Services		8,420,864

Utilities (2.1%)
Electric Utilities (1.2%)
Dayton Power & Light Co.
5.125%, 10/1/13	2,941,000	2,940,992
Duke Energy Carolinas LLC
1.750%, 12/15/16	3,471,000	3,536,207
Duke Energy Corp.
6.300%, 2/1/14	2,173,000	2,213,043
Nevada Power Co.
Series L
5.875%, 1/15/15	104,000	111,000
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	12,273,000	12,302,950
Ohio Power Co.
6.000%, 6/1/16	3,471,000	3,860,911

		24,965,103

Multi-Utilities (0.9%)
Consumers Energy Co.
Series P
5.500%, 8/15/16	2,083,000	2,333,841
Dominion Resources, Inc.
1.800%, 3/15/14	10,863,000	10,922,747
1.950%, 8/15/16	1,774,000	1,813,164
Series A
1.400%, 9/15/17	5,554,000	5,465,831

		20,535,583

Total Utilities		45,500,686

Total Corporate Bonds		1,009,955,277

Government Securities (36.7%)
Agency ABS (0.7%)
Massachusetts Educational Financing Authority Student Loan, Class A1
Series 2008-1 A1
1.216% 4/25/38(l)	542,322	544,659
National Credit Union Administration Guaranteed Notes, Class A
Series 2010-A1 A
0.532% 12/7/20(l)	1,869,798	1,874,872
Small Business Administration, Class 1
Series 2008-P10A 1
5.902% 2/10/18	249,897	276,633
Small Business Administration Participation Certificates, Class 1
Series 2003-20I 1
5.130% 9/1/23	5,557	6,006
Series 2004-20C 1
4.340% 3/1/24	60,576	65,211
Series 2005-20B 1
4.625% 2/1/25	70,659	75,424
Series 2008-20G 1
5.870% 7/1/28	5,363,032	6,039,040
Series 2008-20H 1
6.020% 8/1/28	4,847,132	5,498,567

		14,380,412

Agency CMO (5.3%)
Federal Home Loan Mortgage Corp.
0.332% 7/15/19(l)	479,753	480,188
1.469% 8/25/19 IO(l)	66,269,558	4,287,839
0.332% 10/15/20(l)	1,007,475	1,006,699
2.365% 11/1/23(l)	3,236	3,368
0.482% 8/15/25(l)	2,419,494	2,430,061
6.500% 4/15/29	12,229	13,594
0.532% 12/15/29(l)	1,805	1,802
2.368% 1/1/34(l)	21,804	23,057
0.582% 7/15/34(l)	3,990,938	3,990,544
2.890% 3/1/35(l)	135,081	144,579
4.903% 10/1/35(l)	18,296	19,353
5.013% 10/1/35(l)	33,706	35,699
4.606% 11/1/35(l)	62,095	65,981
2.103% 7/1/36(l)	819,762	859,751
2.220% 9/1/36(l)	830,421	879,670
0.582% 9/15/36(l)	76,765	76,855
2.322% 10/1/36(l)	493,648	515,638
0.562% 11/15/36(l)	49,316	49,378
0.662% 11/15/36(l)	1,339,900	1,343,131
0.682% 7/15/39(l)	427,866	429,815
0.682% 2/15/41(l)	2,231,617	2,243,415
0.602% 4/15/41(l)	1,675,676	1,678,960
0.632% 9/15/41(l)	3,877,482	3,882,405
6.500% 7/25/43	6,305	7,168
1.353% 10/25/44(l)	582,473	578,647
1.353% 2/25/45(l)	749,826	742,926
Federal National Mortgage Association
0.595% 8/25/15	6,402,175	6,373,563
2.159% 10/1/15	3,411,481	3,411,207
0.492% 11/25/16	1,159,214	1,159,178
4.484% 2/1/17	1,661,537	1,730,842
0.887% 1/1/21(l)	3,319,768	3,320,684
2.485% 11/1/34(l)	580,911	617,567
2.304% 1/1/35(l)	13,790	14,320
0.479% 5/25/35(l)	101,166	101,172
2.442% 5/25/35(l)	227,886	235,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
2.299% 7/1/35(l)	$112,689	$118,962
5.518% 12/1/35(l)	154,434	167,009
2.586% 1/1/36(l)	122,302	130,507
5.689% 3/1/36(l)	151,503	163,844
5.802% 3/1/36(l)	153,281	165,540
0.629% 6/25/36(l)	5,200,058	5,226,037
0.239% 12/25/36(l)	34,256	33,399
0.719% 7/25/37(l)	1,341,597	1,351,386
0.379% 10/27/37(l)	4,651,109	4,584,526
0.859% 12/25/37(l)	2,434,597	2,462,793
0.759% 6/25/41(l)	3,742,150	3,766,427
0.729% 9/25/41(l)	2,724,902	2,740,596
0.729% 9/25/41(l)	5,141,873	5,169,496
0.529% 5/25/42(l)	35,349	35,290
0.629% 6/25/42(l)	2,994,599	2,987,425
1.353% 3/1/44(l)	376,915	382,127
1.353% 7/1/44(l)	5,101	5,171
1.353% 10/1/44(l)	27,485	27,865
Government National Mortgage Association
0.886% 2/20/62(l)	10,090,109	10,241,259
1.236% 2/20/62(l)	5,196,854	5,277,821
0.736% 4/20/62(l)	5,226,003	5,190,737
0.756% 4/20/62(l)	4,441,629	4,416,476
National Credit Union Administration Guaranteed Notes
Series 2010-C1 A1
1.600% 10/29/20	4,888,127	4,918,433
Series 2010-R3 1A
0.742% 12/8/20(l)	5,362,917	5,413,614
Series 2010-R3 2A
0.742% 12/8/20(l)	2,691,766	2,718,893
Series 2011-R4 1A
0.562% 3/6/20(l)	6,217,788	6,233,333

		116,683,828

Municipal Bonds (4.9%)
Arizona School Facilities Board Revenue Refunding Taxable School Improvement, Revenue Refunding Bonds, Series 2013
0.812% 7/1/16	1,735,000	1,715,256
Arkansas Student Loan Authority, Series 2010-1
1.173% 11/25/43(l)	2,021,685	2,019,643
California Infrastructure & Economic Development Bank, Revenue Bonds,
Series 2013A-1
0.350% 10/1/47	1,665,000	1,659,639
Series 2013A-2
0.350% 10/1/47	2,500,000	2,491,950
Citizens Property Insurance Corporation Florida High Risk Senior Secured, Series 2010A-1
5.000% 6/1/14	910,000	937,609
City & Country of Honolulu Taxable, General Obligation Bonds, Series 2012 E
0.778% 11/1/15	1,525,000	1,521,798
City of New York, New York Taxable, Series C-2
5.000% 10/1/14	4,165,000	4,342,179
Series D
5.000% 10/15/15	5,010,000	5,413,405
Series O
4.650% 6/1/15	1,935,000	2,060,330
City of New York, New York Taxable, General Obligation Bonds, Series A
2.560% 8/1/17	1,390,000	1,438,289
Commonwealth of Massachusetts Various Consolidated Loan, General Obligation Funds, Series D
0.410% 1/1/17(l)	1,390,000	1,368,455
Denver Urban Renewal Authority, Revenue Bonds, Series 2013A-1
5.000% 12/1/14	900,000	946,503
5.000% 12/1/15	1,005,000	1,093,661
Fairfax County Virginia Industrial Development Authority Health Care-Inova Health System, Revenue Bonds, Series 2012 A
4.000% 5/15/15	455,000	479,847
4.000% 5/15/16	345,000	372,407
Fairfax County Virginia Redevelopment & Housing Authority, Series 2013A
0.660% 3/1/15	705,000	703,520
Floyd County Development Authority Pollution Georgia Power Company Plant, Revenue Bonds, Series 2010
0.850% 7/1/22(l)	695,000	694,416
Irvine Ranch California Water District Joint Powers Agency, Series 2012
2.388% 3/15/14	1,285,000	1,286,953
Lower Colorado River Authority Texas, Revenue Refunding Bonds, Series 2012A
5.000% 5/15/15	1,655,000	1,776,709
New Jersey Economic Development Authority Refunding Taxable School Faclities Construction, Series OO
0.857% 3/1/15	4,305,000	4,295,787
New Jersey State Turnpike Authority Turnpike Revenue Unrefunded Balance Taxable, Series B
4.252% 1/1/16	2,665,000	2,759,954
New York State Dormitory Authority Non Taxable- Pledged Assessment, Revenue Bonds, Series 2010A
3.125% 12/1/15	4,920,000	5,121,425
North Carolina Medical Care Commission various Refunding Wake Forest, Revenue Refunding Bonds, Series 2012C
0.810% 12/1/33(l)	345,000	341,143
North Carolina State Education Assistance Authority Revenue Refunding Student Loan Banked Notes, Series A-1, A-2 & A-3
0.716% 10/26/20(l)	4,594,288	4,592,313
Northeast Maryland Waste Disposal Authority Amt- Montgomery County Solid, Revenue Bonds, Series 2013
4.000% 4/1/16	6,940,000	7,471,257
Northstar Education Finance Delaware Student Loan Asset
0.454% 4/29/19(l)	3,100,760	3,082,527
Northstar Student Loan Trust
0.879% 7/25/20(l)§	3,709,706	3,703,819
Oakland County Michigan Certificates Participation Taxable-Retiree Medical Benefits
6.000% 4/1/16	4,750,000	4,879,105
6.250% 4/1/19	6,940,000	7,137,165
Orange County California Taxable Pension, Series A
0.680% 2/1/14	6,940,000	6,944,997
0.730% 5/1/14	5,555,000	5,562,055
South Carolina Student Loan Corp., Revenue Bonds, Series 2013A-1
0.716% 1/25/21(l)	1,659,412	1,659,742

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
South Dakota Educational Enhancement Funding Corp., Series 2013A
1.188% 6/1/15	$1,755,000	$1,718,584
1.551% 6/1/16	695,000	674,268
State of California, Various Purposes, General Obligation Bonds
5.250% 4/1/14	1,580,000	1,616,940
0.850% 2/1/15	3,470,000	3,472,290
5.450% 4/1/15	1,710,000	1,828,948
3.950% 11/1/15	1,390,000	1,476,180
Tarrant County Texas Cultural Education Scott and White Healthcare Project, Revenue Bonds, Series 2013A
5.000% 8/15/15	590,000	636,044
Tobacco Settlement Finance Authority of West Virginia, Series A
7.467% 6/1/47	860,000	677,585
Tri-County Metropolitan Transportation District Oregon Payroll Tax and Grant Receipt, Revenue Bonds, Series 2013
3.000% 11/1/16	3,470,000	3,591,658
University of California Revenues Taxable General, Revenue Bonds, Series AG
0.392% 5/15/15	2,310,000	2,294,153
University Wisconsin Hospitals & Clinics Authority, Revenue Bonds, Series 2013A
4.000% 4/1/15	220,000	230,976

		108,091,484

Supranational (1.0%)
Asian Development Bank
4.250% 10/20/14	8,400,000	8,746,094
0.180% 5/29/15(l)	14,300,000	14,292,829

		23,038,923

U.S. Government Agencies (15.7%)
Federal Home Loan Mortgage Corp.
0.750% 11/25/14	14,821,000	14,915,276
0.350% 11/26/14	33,321,000	33,369,245
0.650% 8/28/15	902,000	903,536
0.500% 9/14/15	34,293,000	34,279,163
0.420% 9/18/15	13,884,000	13,884,553
1.125% 1/13/16	20,826,000	20,878,594
1.250% 9/18/17	694,000	694,013
2.000% 11/6/17	5,206,000	5,280,190
2.000% 12/27/18	3,471,000	3,472,270
3.000% 1/17/19	33,970,000	34,211,214
2.000% 10/9/19	4,790,000	4,728,472
Federal National Mortgage Association
0.750% 1/30/15	10,413,000	10,433,667
0.750% 2/24/15	1,388,000	1,391,374
2.000% 9/21/15	2,777,000	2,860,470
0.189% 7/25/16(l)	75,000,000	74,994,975
0.202% 8/15/16(l)	35,500,000	35,505,112
1.200% 3/6/17	299,000	299,325
1.000% 9/20/17	10,413,000	10,309,697
2.750% 4/16/19	33,078,000	33,427,512
3.000% 6/27/19	1,041,000	1,046,921
1.700% 10/4/19	6,942,000	6,712,982
Small Business Administration Series 2004-P10A
4.504% 2/1/14	5,468	5,506

		343,604,067

U.S. Treasuries (9.1%)
U.S. Treasury Notes
0.375% 6/30/15	41,500,000	41,570,313
0.250% 7/31/15	2,300,000	2,298,293
0.250% 9/30/15	6,600,000	6,590,203
0.500% 6/15/16	21,248,800	21,227,426
0.625% 7/15/16	54,000,000	54,073,829
0.875% 9/15/16 (z)	73,800,000	74,341,249

		200,101,313

Total Government Securities		805,900,027

Total Long-Term Debt Securities (97.2%) (Cost $2,131,412,798)		2,133,469,035

	Number of Shares	Value (Note 1)
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.	4	1,082

Total Common Stocks (0.0%) (Cost $790)		1,082

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (2.6%)
Entergy Corp.
0.41%, 10/15/13 (n)(p)	$12,700,000	12,697,841
0.47%, 11/27/13 (n)(p)	9,000,000	8,993,250
0.47%, 12/4/13 (n)(p)	300,000	299,745
Glencore Funding LLC
0.24%, 10/15/13 (n)(p)	22,000,000	21,997,800
Hewlett-Packard Co.
0.43%, 10/30/13 (n)(p)	13,500,000	13,495,213

Total Commercial Paper		57,483,849

Government Security (0.5%)
Federal Farm Credit Bank
0.21%, 9/12/16 (o)(p)	10,413,000	10,416,655

Total Short-Term Investments (3.1%) (Cost $67,879,088)		67,900,504

Total Investments Before Securities Sold Short (100.3%) (Cost $2,199,292,676)		2,201,370,621

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B(b)*†	(13)	(278)

Total Securities Sold Short (0.0%) (Proceeds Received $—)		(278)

Total Investments after Securities Sold Short (100.3%) (Cost $2,199,292,676)		2,201,370,343
Other Assets Less Liabilities (-0.3%)		(6,762,084)

Net Assets (100%)		$2,194,608,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

*	Non-income producing.

†	Securities (totaling $(278) or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $404,945,514 or 18.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2013. (p) Yield to maturity.

(z)	All or a portion of the Security is held as a Sale-Buyback position.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest Only

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) (a)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$140,966,661	$—	$140,966,661
Non-Agency CMO	—	176,647,070	—	176,647,070
Common Stocks
Financials	1,082	—	—	1,082
Corporate Bonds
Consumer Discretionary	—	59,356,917	—	59,356,917
Consumer Staples	—	102,216,002	—	102,216,002
Energy	—	46,722,079	—	46,722,079
Financials	—	570,443,024	—	570,443,024
Health Care	—	86,482,317	—	86,482,317
Industrials	—	36,409,649	—	36,409,649
Information Technology	—	31,999,946	—	31,999,946
Materials	—	22,403,793	—	22,403,793
Telecommunication Services	—	8,420,864	—	8,420,864
Utilities	—	45,500,686	—	45,500,686
Government Securities
Agency ABS	—	14,380,412	—	14,380,412
Agency CMO	—	116,683,828	—	116,683,828
Municipal Bonds	—	108,091,484	—	108,091,484
Supranational	—	23,038,923	—	23,038,923
U.S. Government Agencies	—	343,604,067	—	343,604,067
U.S. Treasuries	—	200,101,313	—	200,101,313
Short-Term Investments	—	67,900,504	—	67,900,504

Total Assets	$1,082	$2,201,369,539	$—	$2,201,370,621

Liabilities:
Common Stocks
Financials	$—	$—	$(278)	$(278)

Total Liabilities	$—	$—	$(278)	$(278)

Total	$1,082	$2,201,369,539	$(278)	$2,201,370,343

(a)	A security with a market value of $21,341,221 transferred from Level 3 to Level 2 since the beginning of the period due to the security currently being priced by third party vendor.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$2,446,780,723
Long-term U.S. government debt securities	7,076,258,105

$9,523,038,828

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$2,590,609,231
Long-term U.S. government debt securities	6,985,022,370

$9,575,631,601

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,531,961
Aggregate gross unrealized depreciation	(7,506,241)

Net unrealized appreciation	$2,025,720

Federal income tax cost of investments	$2,199,344,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.8%)
Asset-Backed Securities (2.0%)
Ally Auto Receivables Trust,
Series 2013-SN1 A3
0.720%, 5/20/16		$966,000	$966,583
Ally Master Owner Trust,
Series 2012-4 A
1.720%, 7/15/19		620,000	621,256
Series 2013-1 A2
1.000%, 2/15/18		875,000	874,827
American Money Management Corp.,
Series 2006-6A A1A
0.487%, 5/3/18(l)§		30,531	30,480
AmeriCredit Automobile Receivables Trust,
Series 2012-3 A3
0.960%, 1/9/17		805,000	805,952
Series 2013-1 A2
0.490%, 6/8/16		482,066	481,689
Series 2013-3 A3
0.920%, 4/9/18		825,000	824,652
Series 2013-4 A3
0.960%, 4/9/18		325,000	325,482
Avis Budget Rental Car Funding AESOP LLC,
Series 2012-3A A
2.100%, 3/20/19§		480,000	479,150
Series 2013-2A A
2.970%, 2/20/20§		821,000	836,311
Bank of America Auto Trust,
Series 2012-1 A4
1.030%, 12/15/16		570,000	573,794
Black Diamond CLO Delaware Corp.,
Series 2005-1A A1A
0.502%, 6/20/17(l)§		14,351	14,315
BlueMountain CLO Ltd.,
Series 2005-1A A1F
0.502%, 11/15/17(l)§		148,361	147,746
BMW Floorplan Master Owner Trust,
Series 2012-1A A
0.582%, 9/15/17(l)§		298,000	298,011
Cabela’s Master Credit Card Trust,
Series 2013-1A A
2.710%, 2/17/26(b)§		615,000	578,348
Capital Auto Receivables Trust,
Series 2013-1 A2
0.620%, 7/20/16		481,000	480,521
Series 2013-3 A2
1.040%, 11/21/16		670,000	670,692
CarMax Auto Owner Trust,
Series 2012-1 A3
0.890%, 9/15/16		735,000	737,220
Chase Issuance Trust,
Series 2013-A1 A1
1.300%, 2/18/20		250,000	246,002
CIT Equipment Collateral,
Series 2012-VT1 A3
1.100%, 8/22/16§		391,785	392,477
CitiFinancial Mortgage Securities, Inc.,
Series 2003-1 AFPT
3.860%, 1/25/33(e)		81,528	82,211
CNH Equipment Trust,
Series 2012-A A3
0.940%, 5/15/17		501,456	502,524
Series 2013-C A2
0.630%, 1/17/17		442,401	442,539
Discover Card Execution Note Trust,
Series 2012-A1 A1
0.810%, 8/15/17		439,000	440,441
Discover Card Master Trust,
Series 2012-A3 A
0.860%, 11/15/17		406,000	407,633
Dryrock Issuance Trust,
Series 2012-2 A
0.640%, 8/15/18		750,000	749,092
EFS Volunteer LLC,
Series 2010-1 A1
1.116%, 10/26/26(l)§		662,256	666,489
Exeter Automobile Receivables Trust,
Series 2012-2A A
1.300%, 6/15/17§		333,313	333,949
Series 2013-1A A
1.290%, 10/16/17§		282,193	281,497
Fifth Third Auto Trust,
Series 2013-A A3
0.610%, 9/15/17		488,000	486,947
Flagship Credit Auto Trust,
Series 2013-1 A
1.320%, 4/16/18(b)§		234,077	233,833
Ford Auto Securitization Trust,
Series 2013-R1A A2
1.676%, 9/15/16(b)§	CAD	438,000	425,920
Series 2013-R4A A1
1.487%, 8/15/15(b)		338,000	328,139
Ford Credit Auto Owner Trust,
Series 2012-D B
1.010%, 5/15/18		$210,000	207,504
Ford Credit Floorplan Master Owner Trust,
Series 2012-4 A1
0.740%, 9/15/16		765,000	765,392
Series 2013-1 A1
0.850%, 1/15/18		389,000	388,381
GE Capital Credit Card Master Note Trust,
Series 2012-7 A
1.760%, 9/15/22		590,000	567,461
GE Dealer Floorplan Master Note Trust,
Series 2012-3 A
0.670%, 6/20/17(l)		1,095,000	1,097,182
GE Equipment Midticket LLC,
Series 2011-1 A3
1.000%, 8/24/15		221,211	221,476
Gracechurch Card Funding plc,
Series 2012-1A A1
0.882%, 2/15/17(l)§		725,000	727,516
Harvest CLO S.A.,
Series I-X A1
0.827%, 3/29/17(l)(m)	EUR	379,451	513,289
Hertz Vehicle Financing LLC,
Series 2013-1A A1
1.120%, 8/25/17(b)§		$430,000	428,077
Series 2013-1A A2
1.830%, 8/25/19§		1,140,000	1,120,798
Huntington Auto Trust,
Series 2011-1A A3
1.010%, 1/15/16§		276,362	277,062

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Hyundai Auto Lease Securitization Trust,
Series 2013-A A3
0.660%, 6/15/16(b)§	$653,000	$652,868
Kingsland I Ltd.,
Series 2005-1A A1A
0.504%, 6/13/19(l)§	471,484	469,723
Landmark VII CDO Ltd.,
Series 2006-7A A1L
0.543%, 7/15/18(l)§	1,031,078	1,024,015
M&T Bank Auto Receivables Trust,
Series 2013-1A A3
1.060%, 11/15/17§	485,000	484,999
Mercedes-Benz Auto Lease Trust,
Series 2013-A A3
0.590%, 2/15/16	423,000	422,788
Mercedes-Benz Master Owner Trust,
Series 2012-AA A
0.790%, 11/15/17§	991,000	989,342
Mid-State Trust,
Series 4 A
8.330%, 4/1/30	56,562	58,331
Navistar Financial Corp. Owner Trust,
Series 2012-A A2
0.850%, 3/18/15§	293,310	293,407
Nissan Auto Lease Trust,
Series 2012-A A2A
0.680%, 7/15/14	162,990	163,015
Penarth Master Issuer plc,
Series 2012-1A A1
0.749%, 3/18/14(l)§	806,000	807,002
RASC Trust,
Series 2003-KS3 A2
0.779%, 5/25/33(l)	37,051	34,929
Renaissance Home Equity Loan Trust,
Series 2003-3 A
0.679%, 12/25/33(l)	76,116	73,276
Santander Drive Auto Receivables Trust,
Series 2012-3 A3
1.080%, 4/15/16	755,000	756,212
Series 2012-6 A2
0.470%, 9/15/15	173,811	173,727
Series 2013-3 C
1.810%, 4/15/19	616,000	603,594
Series 2013-4 A3
1.110%, 12/15/17	665,000	665,938
SLM Student Loan Trust,
Series 2008-9 A
1.766%, 4/25/23(l)	7,325,320	7,576,375
SmartTrust,
Series 2012-4US A2A
0.670%, 6/14/15	320,134	319,992
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1 A3
1.220%, 6/22/15	417,490	418,179
World Financial Network Credit Card Master Trust,
Series 2012-B A
1.760%, 5/17/21	430,000	429,937
Series 2013-A A
1.610%, 12/15/21	301,000	295,755

		38,794,264

Non-Agency CMO (3.8%)
Alternative Loan Trust,
Series 2006-OA22 A1
0.339%, 2/25/47(l)	197,910	161,490
Series 2006-OA6 1A2
0.389%, 7/25/46(l)	121,813	98,497
Series 2007-OH1 A1D
0.389%, 4/25/47(l)	210,243	136,897
American Home Mortgage Investment Trust,
Series 2004-3 5A
2.173%, 10/25/34(l)	86,759	84,338
Banc of America Large Loan Trust,
Series 2010 HLTN
2.482%, 11/15/15(l)§	5,063,616	5,071,738
Banc of America Re-Remic Trust,
Series 2009-UB1 A4A
5.694%, 6/24/50(l)§	1,402,385	1,536,930
CGRBS Commercial Mortgage Trust,
Series 2013-VN05
3.369%, 3/13/23(b)(m)	630,000	609,523
Citigroup Commercial Mortgage Trust,
Series 2006-C4 A1A
5.951%, 3/15/49(l)	332,962	365,159
Citigroup Mortgage Loan Trust,
Series 2005-2 1A4
2.663%, 5/25/35(l)	208,098	198,642
Series 2006-AR1 1A1
2.550%, 10/25/35(l)	2,537,836	2,420,890
Commercial Mortgage Pass-Through Certificates,
Series 2013-CR6 A2
2.122%, 3/10/46	1,255,000	1,262,001
Series 2013-SFS A1
1.873%, 4/12/35(b)§	311,572	302,618
Commercial Mortgage Trust,
Series 2010-C1 A1
3.156%, 7/10/46§	4,470,548	4,615,442
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§	3,059,749	3,426,087
Series 2010-RR1 3A
5.857%, 6/10/49(l)§	3,059,749	3,397,839
Series 2010-RR7 2A
5.467%, 9/18/39(l)§	1,660,935	1,821,117
CS First Boston Mortgage Securities Corp.,
Series 2004-C1 A4
4.750%, 1/15/37(l)	134,494	134,952
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
5.966%, 5/15/46(l)	498,000	556,668
EMF-NL B.V.,
Series 2008-2X A2
1.219%, 7/17/41(l)(m)	EUR 765,000	781,074
Extended Stay America Trust,
Series 2013-ESFL A2FL
0.882%, 12/5/31(l)§	$330,000	327,730
Series 2013-ESH7 A17
2.295%, 12/5/31§	425,000	418,124
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A
0.532%, 11/15/31(l)	208,763	203,582
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4
4.799%, 8/10/42(l)	900,000	930,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-GG9 A2
5.381%, 3/10/39	$953,105	$986,323
Series 2007-GG9 A4
5.444%, 3/10/39	1,181,381	1,309,934
GS Mortgage Securities Corp. II,
Series 2006-GG6 A4
5.553%, 4/10/38(l)	1,642,000	1,778,306
Series 2013-G1 A2
3.557%, 4/10/31(b)(l)§	357,478	340,107
Series 2013-KING A
2.706%, 12/10/27	661,612	655,350
Series 2013-KYO A
1.032%, 11/8/29(l)§	650,000	643,822
GS Mortgage Securities Trust,
Series 2010-C1 A2
4.592%, 8/10/43§	3,952,000	4,289,964
GSR Mortgage Loan Trust,
Series 2005-AR6 2A1
2.661%, 9/25/35(l)	531,941	534,270
Series 2006-AR2 2A1
2.863%, 4/25/36(l)	337,677	320,060
Impac CMB Trust,
Series 2003-8 2A1
1.079%, 10/25/33(l)	32,827	32,464
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-LN2 A1A
4.838%, 7/15/41(l)§	597,621	610,379
Series 2007-CB18 A1A
5.431%, 6/12/47(l)	1,186,945	1,310,502
Series 2007-CB20 A1A
5.746%, 2/12/51(l)	1,035,904	1,168,225
Series 2007-LD11 A4
6.002%, 6/15/49(l)	361,990	405,986
Series 2010-C2 A1
2.749%, 11/15/43§	539,972	555,300
JP Morgan Mortgage Trust,
Series 2006-A3 6A1
2.744%, 8/25/34(l)	342,904	337,958
Series 2007-A1 3A3
2.812%, 7/25/35(l)	331,351	331,846
LB-UBS Commercial Mortgage Trust,
Series 2004-C2 A4
4.367%, 3/15/36	118,533	119,638
Series 2004-C4 A4
5.710%, 6/15/29(l)	275,000	279,073
Series 2007-C1 A4
5.424%, 2/15/40	2,549,791	2,834,345
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A
1.897%, 12/25/32(l)	77,001	76,034
Series 2005-A10 A
0.389%, 2/25/36(l)	970,373	869,004
Series 2005-A8 A1C1
5.250%, 8/25/36(l)	34,612	34,650
Series 2006-C2 A1A
5.739%, 8/12/43(l)	405,062	447,704
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3 A4
5.414%, 7/12/46(l)	1,921,000	2,118,865
Series 2006-4 A1A
5.166%, 12/12/49(l)	1,523,876	1,670,731
Morgan Stanley Capital I Trust,
Series 2007-IQ14 A2FX
5.610%, 4/15/49	501,217	503,540
Series 2007-T27 A1A
5.815%, 6/11/42(l)	934,784	1,057,714
Morgan Stanley Capital I, Inc.,
Series 1998-HF2 J
6.010%, 11/15/30§	4,025,809	4,182,641
Morgan Stanley Re-Remic Trust,
Series 2009-GG10 A4A
5.993%, 8/12/45(l)§	1,147,406	1,275,446
Motel 6 Trust,
Series 2012-MTL6 A2
1.948%, 10/5/25§	523,000	515,544
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§	4,143,000	4,543,617
RBSCF Trust,
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	1,593,619	1,770,884
Series 2010-RR4 CMLA
6.209%, 12/16/49(l)§	786,610	875,612
Sequoia Mortgage Trust,
Series 10 2A1
0.940%, 10/20/27(l)	18,985	18,297
Series 2003-4 2A1
0.530%, 7/20/33(l)	65,111	61,038
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3 12A1
0.399%, 5/25/36(l)	794,240	524,257
Structured Asset Mortgage Investments Trust,
Series 2005-AR5 A1
0.430%, 7/19/35(l)	220,880	191,012
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3 A4
3.091%, 8/10/49	238,265	229,266
Series 2012-C4 A5
2.850%, 12/10/45	465,583	437,039
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25 A1A
5.910%, 5/15/43(l)	1,052,703	1,154,660
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR9 1A
1.553%, 8/25/42(l)	40,303	38,534
Series 2003-AR1 A5
2.207%, 3/25/33(l)	329,220	330,997
Series 2007-OA1 A1A
0.853%, 2/25/47(l)	477,077	374,030
WF-RBS Commercial Mortgage Trust,
Series 2013-C14 A5
3.337%, 6/15/46	569,160	550,220

		71,557,220

Total Asset-Backed and Mortgage-Backed Securities		110,351,484

Corporate Bonds (8.9%)
Consumer Discretionary (0.4%)
Auto Components (0.0%)
Dana Holding Corp.
6.000%, 9/15/23	89,000	88,110

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Hotels, Restaurants & Leisure (0.0%)
MCE Finance Ltd.
5.000%, 2/15/21§	$240,000	$231,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22	435,000	438,534

		670,134

Media (0.3%)
CBS Corp.
8.875%, 5/15/19	281,000	358,418
5.750%, 4/15/20	193,000	214,741
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	267,000	375,268
Comcast Corp.
6.500%, 1/15/15	618,000	663,485
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	267,000	277,723
4.600%, 2/15/21	335,000	335,737
3.800%, 3/15/22	350,000	327,250
DISH DBS Corp.
5.000%, 3/15/23	245,000	226,319
News America, Inc.
4.000%, 10/1/23§	103,000	103,072
6.150%, 2/15/41	370,000	402,042
Omnicom Group, Inc.
3.625%, 5/1/22	240,000	230,689
Sirius XM Radio, Inc.
4.625%, 5/15/23§	249,000	224,100
Time Warner Cable, Inc.
7.500%, 4/1/14	329,000	339,824
5.000%, 2/1/20	352,000	355,612
Time Warner Entertainment Co. LP
8.375%, 3/15/23	184,000	214,911
Time Warner, Inc.
3.400%, 6/15/22	76,000	73,822
7.625%, 4/15/31	547,000	678,953
Viacom, Inc.
5.625%, 9/15/19	108,000	121,743

		5,523,709

Multiline Retail (0.1%)
Dollar General Corp.
4.125%, 7/15/17	113,000	119,639
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	621,000	614,790

		734,429

Total Consumer Discretionary		7,016,382

Consumer Staples (0.3%)
Food & Staples Retailing (0.2%)
CVS Caremark Corp.
7.507%, 1/10/32§	3,300,607	4,082,899
Kroger Co.
3.400%, 4/15/22	426,000	411,669

		4,494,568

Food Products (0.1%)
Bunge Ltd. Finance Corp.
5.100%, 7/15/15	217,000	231,043
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	524,000	523,999
Marfrig Overseas Ltd.
9.500%, 5/4/20§	245,000	227,727
Tyson Foods, Inc.
4.500%, 6/15/22	312,000	320,237

		1,303,006

Tobacco (0.0%)
Reynolds American, Inc.
3.250%, 11/1/22	295,000	272,196

Total Consumer Staples		6,069,770

Energy (0.7%)
Energy Equipment & Services (0.1%)
AK Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18	574,000	700,280
Nabors Industries, Inc.
5.100%, 9/15/23§	315,000	318,667
Transocean, Inc.
6.500%, 11/15/20	285,000	317,694
6.375%, 12/15/21	2,000	2,228
3.800%, 10/15/22	498,000	468,233
Weatherford International Ltd.
9.625%, 3/1/19	560,000	700,732
5.125%, 9/15/20	95,000	99,272

		2,607,106

Oil, Gas & Consumable Fuels (0.6%)
Anadarko Petroleum Corp.
6.450%, 9/15/36	381,000	439,419
Cimarex Energy Co.
5.875%, 5/1/22	207,000	209,070
CNOOC Finance 2013 Ltd.
3.000%, 5/9/23	388,000	349,038
DCP Midstream LLC
5.350%, 3/15/20§	206,000	219,129
Denbury Resources, Inc.
4.625%, 7/15/23	245,000	223,562
Encana Corp.
3.900%, 11/15/21	860,000	861,022
Energy Transfer Partners LP
6.700%, 7/1/18	353,000	413,518
7.500%, 7/1/38	357,000	405,488
Enterprise Products Operating LLC
5.200%, 9/1/20	455,000	507,526
Gazprom OAO (Gaz Capital S.A.)
8.146%, 4/11/18§	1,147,000	1,330,520
KazMunayGas National Co. JSC
7.000%, 5/5/20§	458,000	516,967
Kinder Morgan Energy Partners LP
2.650%, 2/1/19	779,000	771,255
4.150%, 3/1/22	193,000	192,990
3.950%, 9/1/22	624,000	614,876
Korea National Oil Corp.
3.125%, 4/3/17§	710,000	728,943
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.500%, 7/15/23	159,000	148,665
Noble Energy, Inc.
8.250%, 3/1/19	575,000	717,686
Noble Holding International Ltd.
4.900%, 8/1/20	56,000	58,719
Pacific Rubiales Energy Corp.
5.125%, 3/28/23(b)§	128,000	114,720
Petroleos Mexicanos
3.500%, 7/18/18	325,000	327,844

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.500%, 11/1/23§		$69,000	$61,928
Reliance Holdings USA, Inc.
5.400%, 2/14/22§		380,000	377,040
Southwestern Energy Co.
7.500%, 2/1/18		127,000	150,531
4.100%, 3/15/22		319,000	319,485
TransCanada PipeLines Ltd.
6.350%, 5/15/67(l)		519,000	539,760
Williams Partners LP
5.250%, 3/15/20		325,000	349,781
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17		146,000	169,038

			11,118,520

Total Energy			13,725,626

Financials (5.0%)
Capital Markets (0.4%)
Goldman Sachs Group, Inc.
5.125%, 1/15/15		1,912,000	2,012,572
0.576%, 5/18/15(l)	EUR	50,000	67,516
7.500%, 2/15/19		$829,000	1,003,982
6.000%, 6/15/20		494,000	560,523
5.750%, 1/24/22		685,000	756,513
ING Bank N.V.
2.000%, 9/25/15§		645,000	655,295
Macquarie Bank Ltd.
5.000%, 2/22/17§		146,000	158,224
Macquarie Group Ltd.
4.875%, 8/10/17§		371,000	398,362
Morgan Stanley
6.000%, 4/28/15		29,000	31,089
5.500%, 7/24/20		498,000	547,425
5.500%, 7/28/21		714,000	782,659
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,179,698	1,225,507

			8,199,667

Commercial Banks (1.4%)
ABN AMRO Bank N.V.
4.310%, 3/29/49(l)	EUR	161,000	208,552
Banco do Brasil S.A./Cayman Islands
2.963%, 7/2/14(l)		$100,000	101,059
4.500%, 1/22/15§		32,000	33,120
Banco Santander S.A./Chile
1.866%, 1/19/16(l)§		4,845,000	4,797,025
Barclays Bank plc
7.625%, 11/21/22		348,000	342,780
6.625%, 3/30/22(b)(m)	EUR	400,000	620,791
BNP Paribas S.A.
5.186%, 12/31/49(l)§		$148,000	147,815
Compass Bank
5.500%, 4/1/20		543,000	548,951
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
3.950%, 11/9/22		315,000	300,057
Credit Suisse AG
6.500%, 8/8/23§		346,000	349,892
Danske Bank A/S
5.684%, 12/29/49(b)(l)	GBP	249,000	401,332
DNB Bank ASA
3.200%, 4/3/17§		$2,741,000	2,868,737
KfW
6.250%, 5/19/21	AUD	3,952,000	4,092,743
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		$306,000	346,597
LBG Capital No.2 plc
15.000%, 12/21/19(b)(m)	EUR	170,000	336,352
National Capital Trust II/Delaware
5.486%, 12/29/49(l)§		$181,000	185,073
Nordea Bank AB
1.168%, 1/14/14(l)§		3,697,000	3,705,994
PNC Bank N.A.
3.800%, 7/25/23		835,000	818,124
Rabobank Capital Funding Trust III
5.254%, 12/29/49(l)§		215,000	215,000
Royal Bank of Scotland Group plc
5.050%, 1/8/15		1,339,000	1,384,660
Royal Bank of Scotland plc
9.500%, 3/16/22(l)		438,000	502,079
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§		737,000	737,199
Sberbank of Russia (SB Capital S.A.)
5.499%, 7/7/15(m)		1,434,000	1,520,040
Skandinaviska Enskilda Banken AB
5.471%, 12/31/49(l)§		215,000	218,763
Societe Generale S.A.
5.922%, 4/29/49(l)§		100,000	102,030
2.500%, 1/15/14§		355,000	356,840
4.196%, 12/31/49(l)	EUR	116,000	155,361
SouthTrust Corp.
5.800%, 6/15/14		$367,000	380,638
Standard Chartered plc
4.000%, 7/12/22(b)(l)		630,000	638,504
UBS AG/Connecticut
7.625%, 8/17/22		260,000	285,350
UniCredit Luxembourg Finance S.A.
6.000%, 10/31/17§		175,000	182,750
Wachovia Bank N.A.
5.850%, 2/1/37		250,000	278,532

			27,162,740

Consumer Finance (1.0%)
Ally Financial, Inc.
3.465%, 2/11/14(l)		2,550,000	2,562,852
8.300%, 2/12/15		382,000	410,650
American Express Co.
6.150%, 8/28/17		637,000	743,017
7.000%, 3/19/18		3,952,000	4,765,908
Ford Motor Credit Co. LLC
3.875%, 1/15/15		319,000	329,942
2.375%, 1/16/18		5,291,000	5,245,497
5.000%, 5/15/18		1,039,000	1,133,341
Harley-Davidson Funding Corp.
5.750%, 12/15/14§		574,000	606,271
SLM Corp.
6.000%, 1/25/17		3,800,000	4,013,750

			19,811,228

Diversified Financial Services (1.6%)
AngloGold Ashanti Holdings plc
5.375%, 4/15/20		114,000	101,460
Bank of America Corp.
7.375%, 5/15/14		450,000	468,278
5.650%, 5/1/18		1,215,000	1,369,434
7.625%, 6/1/19		3,057,000	3,747,204

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
5.875%, 2/7/42		$505,000	$556,834
Bank of America N.A.
0.534%, 6/15/16(l)		1,084,000	1,059,563
Citigroup, Inc.
5.500%, 10/15/14		43,000	45,056
1.250%, 1/15/16		100,000	99,901
6.000%, 8/15/17		274,000	313,166
3.375%, 3/1/23		765,000	725,659
5.950%, 12/29/49(l)		640,000	598,400
Countrywide Financial Corp.
6.250%, 5/15/16		232,000	256,384
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)		484,000	531,795
HBOS Capital Funding LP
6.071%, 12/31/49(l)§		224,000	215,040
IPIC GMTN Ltd.
3.750%, 3/1/17§		720,000	759,600
JPMorgan Chase & Co.
0.889%, 5/31/17(l)	EUR	2,400,000	3,193,267
5.150%, 12/29/49(l)		$192,000	168,000
4.375%, 11/30/21(l)(m)	EUR	250,000	353,432
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		$3,570,000	4,091,496
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)		313,000	327,179
Murray Street Investment Trust I
4.647%, 3/9/17(e)		61,000	65,591
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17		147,000	152,918
Series A5
3.450%, 6/12/21		20,000	21,093
Nationwide Building Society
6.250%, 2/25/20§		812,000	918,998
ORIX Corp.
4.710%, 4/27/15		562,000	587,389
Petronas Capital Ltd.
5.250%, 8/12/19§		785,000	869,502
Private Export Funding Corp.
4.550%, 5/15/15		167,000	178,142
4.950%, 11/15/15		147,000	160,617
1.375%, 2/15/17		92,000	93,127
4.375%, 3/15/19		20,000	22,537
2.050%, 11/15/22		79,000	72,063
Rosneft Finance S.A.
6.250%, 2/2/15		382,000	404,443
7.500%, 7/18/16(m)		1,275,000	1,428,000
6.625%, 3/20/17(m)		701,000	771,976
7.875%, 3/13/18(m)		829,000	958,531
RZD Capital Ltd.
5.739%, 4/3/17§		100,000	106,500
Shell International Finance B.V.
3.100%, 6/28/15		3,952,000	4,124,956
Waha Aerospace B.V.
3.925%, 7/28/20§		662,900	699,359

			30,616,890

Insurance (0.3%)
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16		198,000	229,732
American International Group, Inc.
5.600%, 10/18/16		64,000	71,477
6.400%, 12/15/20		440,000	517,924
4.875%, 6/1/22		430,000	461,046
8.175%, 5/15/58(l)		574,000	669,456
Guardian Life Insurance Co. of America
7.375%, 9/30/39§		294,000	375,187
Hartford Financial Services Group, Inc.
4.000%, 3/30/15		161,000	167,719
5.500%, 3/30/20		406,000	455,386
5.125%, 4/15/22		180,000	197,022
Lincoln National Corp.
8.750%, 7/1/19		178,000	230,104
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§		157,000	228,291
MetLife Capital Trust IV
7.875%, 12/15/37§		327,000	367,875
MetLife, Inc.
7.717%, 2/15/19		199,000	250,189
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§		607,000	834,824
Prudential Financial, Inc.
5.625%, 6/15/43(l)		440,000	413,600
XL Group plc
5.250%, 9/15/14		384,000	399,437

			5,869,269

Real Estate Investment Trusts (REITs) (0.1%)
American Tower Corp.
5.050%, 9/1/20		613,000	627,490
HCP, Inc.
6.000%, 1/30/17		504,000	566,402
5.375%, 2/1/21		235,000	255,845
Health Care REIT, Inc.
6.200%, 6/1/16		508,000	567,984
5.250%, 1/15/22		210,000	224,865
Host Hotels & Resorts LP
5.250%, 3/15/22(b)		290,000	300,150

			2,542,736

Thrifts & Mortgage Finance (0.2%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§		2,486,000	2,563,472

Total Financials			96,766,002

Health Care (0.1%)
Biotechnology (0.0%)
Amgen, Inc.
6.150%, 6/1/18		19,000	22,164

Health Care Providers & Services (0.1%)
Coventry Health Care, Inc.
6.300%, 8/15/14		459,000	480,803
6.125%, 1/15/15		58,000	61,915
5.950%, 3/15/17		149,000	168,742
HCA, Inc.
4.750%, 5/1/23		245,000	230,912
Humana, Inc.
6.450%, 6/1/16		66,000	74,203
7.200%, 6/15/18		479,000	573,285

			1,589,860

Total Health Care			1,612,024

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (0.4%)
Aerospace & Defense (0.1%)
B/E Aerospace, Inc.
5.250%, 4/1/22	$435,000	$430,650
Embraer S.A.
5.150%, 6/15/22	183,000	177,967

		608,617

Airlines (0.1%)
Continental Airlines, Inc.
Series 2010-1 B
6.000%, 1/12/19	1,423,467	1,448,377
Southwest Airlines Co.
5.250%, 10/1/14	467,000	481,886
5.750%, 12/15/16(b)	204,000	227,460

		2,157,723

Building Products (0.0%)
Owens Corning, Inc.
6.500%, 12/1/16	451,000	503,429

Commercial Services & Supplies (0.0%)
Republic Services, Inc.
5.500%, 9/15/19	422,000	476,892

Construction & Engineering (0.0%)
Odebrecht Finance Ltd.
5.125%, 6/26/22§	235,000	227,362

Industrial Conglomerates (0.0%)
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)	446,000	536,786

Metals & Mining (0.0%)
Glencore Funding LLC
2.500%, 1/15/19§	640,000	599,820

Road & Rail (0.1%)
Asciano Finance Ltd.
3.125%, 9/23/15§	728,000	744,147
Ryder System, Inc.
5.850%, 11/1/16	221,000	247,396

		991,543

Trading Companies & Distributors (0.1%)
Aviation Capital Group Corp.
7.125%, 10/15/20§	269,000	291,697
Doric Nimrod Air Finance Alpha Ltd.
Series 2012-1 A
5.125%, 11/30/22§	370,417	366,946

		658,643

Total Industrials		6,760,815

Information Technology (0.0%)
Communications Equipment (0.0%)
Motorola Solutions, Inc.
3.500%, 3/1/23	385,000	358,969

Computers & Peripherals (0.0%)
Hewlett-Packard Co.
4.650%, 12/9/21	130,000	127,595

IT Services (0.0%)
Total System Services, Inc.
2.375%, 6/1/18	174,000	169,426
3.750%, 6/1/23	174,000	160,681

		330,107

Total Information Technology		816,671

Materials (0.3%)
Chemicals (0.1%)
Basell Finance Co. B.V.
8.100%, 3/15/27§	195,000	246,553
Dow Chemical Co.
8.550%, 5/15/19	302,000	384,627
4.125%, 11/15/21	230,000	233,767
4.375%, 11/15/42	255,000	219,377
LyondellBasell Industries N.V.
5.750%, 4/15/24	540,000	602,100
Sociedad Quimica y Minera de Chile S.A.
3.625%, 4/3/23(b)§	292,000	250,453

		1,936,877

Construction Materials (0.0%)
Cemex S.A.B. de C.V.
7.250%, 1/15/21§	215,000	214,462

Containers & Packaging (0.0%)
Sealed Air Corp.
5.250%, 4/1/23§	200,000	190,000

Metals & Mining (0.2%)
Barrick Gold Corp.
4.100%, 5/1/23	55,000	48,071
Cia Minera Milpo SAA
4.625%, 3/28/23(b)§	301,000	270,900
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	956,000	968,970
Gerdau Trade, Inc.
5.750%, 1/30/21(b)§	104,000	101,691
4.750%, 4/15/23(b)§	600,000	532,628
Vale S.A.
5.625%, 9/11/42	630,000	550,967

		2,473,227

Paper & Forest Products (0.0%)
International Paper Co.
7.950%, 6/15/18	111,000	137,047
4.750%, 2/15/22	225,000	235,954

		373,001

Total Materials		5,187,567

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
AT&T, Inc.
5.350%, 9/1/40	495,000	474,810
Deutsche Telekom International Finance B.V.
4.875%, 3/6/42§	380,000	355,873
Telecom Italia Capital S.A.
7.175%, 6/18/19	444,000	493,967
Telefonica Emisiones S.A.U.
5.462%, 2/16/21	275,000	281,029
Verizon Communications, Inc.
1.782%, 9/15/16(l)	700,000	720,419
2.500%, 9/15/16	600,000	617,040
2.002%, 9/14/18(l)	200,000	210,300
3.650%, 9/14/18	700,000	737,730
4.500%, 9/15/20	600,000	635,280
5.150%, 9/15/23	457,000	486,339
6.550%, 9/15/43	718,000	802,150

		5,814,937

Wireless Telecommunication Services (0.2%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	2,614,000	2,807,645

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
MetroPCS Wireless, Inc.
6.625%, 4/1/23§		$225,000	$225,563
Rogers Communications, Inc.
4.000%, 6/6/22	CAD	63,000	60,499
Sprint Corp.
7.875%, 9/15/23§		$240,000	244,200
U.S. Cellular Corp.
6.700%, 12/15/33		148,000	143,556

			3,481,463

Total Telecommunication Services			9,296,400

Utilities (1.2%)
Electric Utilities (0.1%)
Dayton Power & Light Co.
5.125%, 10/1/13		574,000	574,071
Entergy Arkansas, Inc.
3.750%, 2/15/21		1,530,000	1,576,322
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§		364,000	365,494

			2,515,887

Gas Utilities (0.1%)
ONEOK, Inc.
4.250%, 2/1/22		710,000	664,658
Talent Yield Investments Ltd.
4.500%, 4/25/22§		710,000	704,959

			1,369,617

Independent Power Producers & Energy Traders (1.0%)
Constellation Energy Group, Inc.
5.150%, 12/1/20		139,000	149,792
NRG Energy, Inc.
7.625%, 1/15/18		956,000	1,058,770
Perusahaan Listrik Negara PT
5.500%, 11/22/21§		411,000	392,505
Tennessee Valley Authority
5.500%, 7/18/17		930,000	1,072,997
3.875%, 2/15/21		818,000	880,920
1.875%, 8/15/22		850,000	765,565
Series B
4.375%, 6/15/15		14,100,000	15,054,978

			19,375,527

Multi-Utilities (0.0%)
CMS Energy Corp.
5.050%, 3/15/22		229,000	246,255
TECO Finance, Inc.
4.000%, 3/15/16		177,000	187,769
5.150%, 3/15/20		218,000	239,036

			673,060

Total Utilities			23,934,091

Total Corporate Bonds			171,185,348

Government Securities (82.7%)
Agency ABS (0.3%)
Small Business Administration
Series 2008-P10B 1
5.944% 8/10/18		855,487	934,307
Small Business Administration Participation Certificates
Series 2004-20A 1
4.930% 1/1/24		161,844	174,633
Series 2004-20C 1
4.340% 3/1/24		1,152,760	1,240,948
Series 2005-20B 1
4.625% 2/1/25		108,366	115,675
Series 2008-20A 1
5.170% 1/1/28		343,061	374,236
Series 2008-20C 1
5.490% 3/1/28		1,250,292	1,377,629
Series 2008-20G 1
5.870% 7/1/28		1,266,402	1,426,031

			5,643,459

Agency CMO (7.7%)
Federal Home Loan Mortgage Corp.
4.879% 5/19/17		2,231,067	2,447,735
2.421% 11/1/31(l)		6,645	7,014
2.386% 3/1/34(l)		167,405	177,131
5.500% 1/1/35		226,766	246,591
5.500% 7/1/35		156,364	170,425
2.385% 11/1/35(l)		390,978	414,322
2.588% 11/1/37(l)		107,292	113,255
2.524% 5/1/38(l)		511,277	544,073
4.500% 10/1/39		3,264,977	3,476,052
4.000% 10/15/43 TBA		1,505,000	1,573,195
Federal National Mortgage Association
5.000% 2/1/24(l)		573	625
5.140% 6/1/24(l)		98	99
4.500% 12/1/24		72,603	78,664
9.000% 8/1/26		2,289	2,802
2.363% 1/1/28(l)		53,680	56,014
4.500% 4/1/28		12,231	13,125
4.500% 4/1/29		398,168	428,296
4.500% 6/1/29		7,250	7,799
4.500% 8/1/29		128,528	138,575
4.500% 9/1/29		595,061	641,574
4.500% 10/1/29		28,503	30,731
4.500% 3/1/30		301,182	324,724
4.500% 6/1/30		111,458	120,170
4.500% 7/1/31		131,400	141,671
2.201% 3/1/33(l)		64,002	66,643
5.500% 4/1/33		201,429	220,407
5.500% 7/1/33		219,494	240,179
5.310% 8/25/33		267,854	275,226
2.376% 3/1/34(l)		343,431	362,923
5.500% 4/1/34		111,942	122,270
5.500% 5/1/34		76,225	83,257
5.500% 11/1/34		336,219	367,241
5.500% 2/1/35		1,291,295	1,410,437
4.500% 8/1/35		550,343	589,528
4.500% 9/1/35		387,177	415,142
5.000% 10/1/35		618,944	671,820
2.511% 1/1/36(l)		1,129,629	1,202,118
5.000% 7/1/36		137,592	149,346
2.335% 2/1/37(l)		211,056	223,600
4.500% 7/1/37		33,295	35,669
2.732% 8/1/37(l)		199,604	213,552
4.500% 8/1/37		39,555	42,350
4.500% 4/1/38		352,263	376,275
5.000% 6/1/38		151,949	164,645
4.500% 2/1/39		1,595,291	1,704,032
4.500% 3/1/39		1,474,465	1,574,971
4.500% 4/1/39		906,935	968,756
4.500% 5/1/39		17,912	19,133

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount		Value (Note 1)
4.500% 6/1/39		$130,896	$139,819
5.000% 6/1/39		2,316,788	2,510,366
4.500% 7/1/39		1,745,696	1,872,299
5.000% 12/1/39		359,005	389,787
4.500% 1/1/40		100,969	107,883
5.000% 7/1/40		312,547	338,661
4.500% 8/1/40		367,844	393,036
4.000% 9/1/40		409,671	430,042
4.500% 9/1/40		368,353	393,634
4.000% 10/1/40		190,263	199,873
4.000% 11/1/40		987,422	1,036,228
4.500% 11/1/40		65,439	69,930
2.363% 12/1/40(l)		27,088	28,477
4.000% 12/1/40		7,848,297	8,237,875
4.000% 1/1/41		391,695	411,050
4.500% 2/1/41		252,085	269,347
4.500% 3/1/41		156,110	166,848
4.000% 4/1/41		768,276	806,240
4.500% 4/1/41		785,471	839,500
4.500% 5/1/41		1,830,612	1,956,600
4.500% 6/1/41		1,392,875	1,488,689
4.500% 7/1/41		2,440,854	2,608,795
4.500% 8/1/41		7,326,673	7,830,669
4.500% 9/1/41		1,563,696	1,672,238
4.500% 10/1/41		449,799	480,599
4.500% 1/1/42		424,186	453,631
4.500% 2/1/42		1,124,639	1,202,705
3.500% 6/1/42		5,995,650	6,110,645
4.500% 9/1/42		553,838	591,936
3.500% 10/1/42		6,894,423	7,026,656
4.500% 11/1/42		228,921	244,526
3.500% 4/1/43		2,267,680	2,314,008
3.500% 5/1/43		30,114,202	30,701,194
2.500% 10/25/28 TBA		6,115,000	6,152,741
3.000% 10/25/28 TBA		450,000	465,891
3.000% 10/25/42 TBA		3,650,000	3,567,020
3.500% 10/25/43 TBA		20,630,000	21,010,366
4.000% 10/25/43 TBA		5,680,000	5,957,787
4.500% 10/25/43 TBA		2,810,000	3,001,431
5.000% 10/25/43 TBA		1,245,000	1,350,241
Government National Mortgage Association
8.500% 10/15/17		603	658
8.500% 11/15/17		2,140	2,334
8.000% 7/15/26		306	362
1.750% 7/20/27(l)		3,106	3,200
6.500% 6/20/32		40,708	46,074
3.000% 5/15/43		629,104	621,437

			148,157,510

Foreign Governments (2.3%)
Australia Government Bond
5.500% 1/21/18	AUD	23,700,000	24,279,578
Eksportfinans ASA
1.600% 3/20/14	JPY	1,000,000	10,051
3.000% 11/17/14		$255,000	255,000
2.000% 9/15/15		765,000	749,318
2.375% 5/25/16		510,000	494,088
5.500% 5/25/16		191,000	197,924
2.875% 11/16/16	CHF	65,000	70,898
5.500% 6/26/17		$446,000	462,167
Export-Import Bank of China
5.250% 7/29/14§		2,359,000	2,438,876
Export-Import Bank of Korea
4.000% 1/29/21		637,000	650,224
Indonesian Government Bond
3.375% 4/15/23(b)§		343,000	294,980
Italy Buoni Poliennali Del Tesoro
4.000% 2/1/37(b)(m)	EUR	255,000	305,039
Republic of Korea
5.750% 4/16/14		$2,550,000	2,617,626
4.875% 9/22/14		191,000	198,497
7.125% 4/16/19		5,992,000	7,432,117
Republic of Panama
9.375% 4/1/29		190,000	268,850
Republic of South Africa
6.500% 6/2/14		943,000	973,648
Russian Federation
7.500% 3/31/30(e)(m)		405,280	478,230
State of Qatar
4.500% 1/20/22§		500,000	533,750
Turkish Government Bond
4.875% 4/16/43		378,000	312,795
United Kingdom Gilt
1.750% 9/7/22(m)	GBP	89,205	135,324

			43,158,980

Municipal Bonds (1.4%)
California State University Trustees for Systemwide Refunding, Revenue Bonds, Series 2005A
5.000% 11/1/30		$190,000	198,172
City of New York Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, Series 2010GG
6.124% 6/15/42		320,000	340,666
City of New York Transitional Finance Authority, Future Tax Secured Bonds, Revenue Bonds, Series 2011B
4.075% 11/1/20		510,000	551,652
4.325% 11/1/21		830,000	900,077
4.525% 11/1/22		1,145,000	1,243,710
City of New York, General Obligation Bonds, Series 2010H-1
6.246% 6/1/35		3,440,000	3,721,082
County of Los Angeles Community College District, General Obligation Bonds, Series 2001A
5.000% 8/1/27		700,000	748,412
County of Los Angeles Public Works Financing Authority, Revenue Bonds, Series 2010-B
5.591% 8/1/20		2,360,000	2,537,543
5.841% 8/1/21		255,000	275,331
County of Los Angeles Unified School District, General Obligation Bonds, Series 2007A-1
4.500% 7/1/22		955,000	1,038,897
County of San Diego Regional Airport Authority, Revenue Bonds, Series 2010C
6.628% 7/1/40		445,000	484,756
Dallas Area Rapid Transit, Senior Lien, Revenue Bonds, Series 2009B
6.249% 12/1/34		255,000	278,088
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Revenue Bonds, Series 2009B
6.875% 12/15/39		2,805,000	3,031,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
New Jersey Turnpike Authority, Revenue Bonds, Series 2009F
7.414% 1/1/40	$637,000	$831,381
Northern California Power Agency, Lodi Energy Center, Revenue Bonds, Series 2010B
7.311% 6/1/40	1,325,000	1,496,587
Regents of the University of California Medical Center, Revenue Bonds, Series 2010H
5.235% 5/15/22	955,000	1,054,644
5.435% 5/15/23	1,260,000	1,402,922
San Francisco Bay Area Toll Authority, Subordinate Toll Bridge, Revenue Bonds, Series 2010-S1
6.793% 4/1/30	2,615,000	3,094,146
State of California, Various Purposes, General Obligation Bonds, Series 2009
7.550% 4/1/39	1,910,000	2,485,865
State of Illinois, Revenue Bonds, Series 2009A
6.184% 1/1/34	637,000	724,148
State of Iowa IJOBS Program, Revenue Bonds, Series 2009B
6.750% 6/1/34	1,145,000	1,286,453

		27,725,924

Supranational (0.1%)
Asian Development Bank
5.500% 6/27/16	422,000	477,035
Inter-American Development Bank
5.125% 9/13/16	473,000	531,547
International Bank for Reconstruction & Development
9.250% 7/15/17	266,000	338,717
Nordic Investment Bank
5.000% 2/1/17	473,000	536,154

		1,883,453

U.S. Government Agencies (27.7%)
Federal Agricultural Mortgage Corp.
2.125% 9/15/15	12,400,000	12,741,967
Federal Farm Credit Bank
0.300% 8/21/14	41,525,000	41,550,093
0.270% 11/19/14	17,765,000	17,777,800
1.625% 11/19/14	1,640,000	1,666,329
0.250% 11/26/14	18,850,000	18,858,332
0.450% 4/24/15	1,000,000	1,000,037
4.875% 12/16/15	1,515,000	1,661,795
0.625% 3/23/16	1,415,000	1,414,102
0.450% 7/12/16	318,000	315,573
5.125% 8/25/16	4,915,000	5,541,091
4.875% 1/17/17	3,859,000	4,350,840
2.500% 6/20/22	250,000	235,014
Federal Home Loan Bank
5.500% 8/13/14	2,263,000	2,367,215
2.750% 12/12/14	1,365,000	1,406,583
0.250% 1/16/15	318,000	318,146
0.250% 2/20/15	5,085,000	5,087,522
0.350% 2/20/15	159,000	159,010
2.750% 3/13/15	1,965,000	2,033,748
2.875% 6/12/15	1,716,000	1,790,222
1.630% 8/20/15	318,000	325,368
0.500% 11/20/15	20,925,000	20,961,813
1.000% 3/11/16	1,395,000	1,409,809
3.125% 3/11/16	480,000	508,952
5.375% 5/18/16	3,385,000	3,810,363
2.125% 6/10/16	2,470,000	2,569,141
5.625% 6/13/16	1,117,000	1,257,280
2.000% 9/9/16	1,355,000	1,405,745
4.750% 12/16/16	2,158,000	2,430,079
4.875% 5/17/17	1,790,000	2,036,018
5.250% 6/5/17	1,773,000	2,040,523
1.000% 6/9/17	1,815,000	1,807,324
1.000% 6/21/17	11,785,000	11,773,999
1.050% 7/26/17	1,340,000	1,330,038
2.250% 9/8/17	245,000	254,523
5.000% 11/17/17	23,045,000	26,598,666
4.750% 6/8/18	150,000	171,585
1.875% 3/8/19	3,440,000	3,436,209
5.375% 5/15/19	215,000	254,415
1.625% 6/14/19	525,000	514,163
4.125% 12/13/19	50,000	55,681
4.125% 3/13/20	1,819,000	2,012,568
4.625% 9/11/20	1,025,000	1,168,956
3.625% 3/12/21	50,000	53,469
5.625% 6/11/21	150,000	181,213
Federal Home Loan Mortgage Corp.
1.000% 8/20/14	890,000	896,625
1.000% 8/27/14	2,415,000	2,433,140
0.375% 8/28/14	3,855,000	3,860,259
5.000% 11/13/14	50,000	52,637
0.750% 11/25/14	2,940,000	2,958,701
0.625% 12/29/14	4,741,000	4,766,224
0.800% 1/13/15	114,000	114,214
4.500% 1/15/15	2,426,000	2,559,863
0.650% 1/30/15	50,000	50,083
2.875% 2/9/15	4,771,000	4,942,738
0.550% 2/13/15	150,000	150,235
0.550% 2/27/15	318,000	318,520
0.500% 4/17/15	14,840,000	14,892,700
0.300% 4/29/15	222,000	221,727
0.420% 6/19/15	477,000	477,138
1.000% 6/30/15	50,000	50,098
4.375% 7/17/15	1,910,000	2,048,606
0.500% 8/28/15	2,572,000	2,577,585
1.750% 9/10/15	11,965,000	12,284,631
0.420% 9/18/15	318,000	318,013
0.500% 9/25/15	763,000	764,573
4.750% 11/17/15	2,795,000	3,051,278
0.500% 11/27/15	383,000	382,362
1.000% 1/27/16	50,000	50,123
0.850% 2/24/16	2,433,000	2,436,068
1.000% 2/24/16	50,000	50,154
5.250% 4/18/16	2,605,000	2,914,622
0.500% 5/13/16	1,090,000	1,087,335
2.500% 5/27/16	2,080,000	2,183,675
5.500% 7/18/16	2,936,000	3,332,159
2.000% 8/25/16	2,960,000	3,069,042
5.125% 10/18/16	3,025,000	3,425,249
2.250% 1/23/17	177,000	178,076
5.000% 2/16/17	2,112,000	2,395,095
1.200% 3/6/17	700,000	700,762
1.000% 3/8/17	8,236,000	8,249,011
5.000% 4/18/17	1,785,000	2,033,393
1.250% 5/12/17	2,430,000	2,448,204
1.000% 6/29/17	1,810,000	1,803,006
1.000% 7/25/17	350,000	346,347
1.000% 7/28/17	2,980,000	2,964,824
5.500% 8/23/17	1,730,000	2,011,084
1.000% 9/12/17	350,000	344,822

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
5.125% 11/17/17	$2,315,000	$2,675,510
0.750% 1/12/18	393,000	383,197
0.875% 3/7/18	5,136,000	5,020,505
4.875% 6/13/18	3,664,000	4,227,833
3.750% 3/27/19	2,777,000	3,058,325
1.750% 5/30/19	2,592,000	2,576,124
2.000% 7/30/19	64,000	63,443
1.250% 8/1/19	5,480,000	5,267,658
1.250% 10/2/19	812,000	775,034
2.500% 10/17/19	318,000	320,788
1.375% 5/1/20	403,000	382,838
2.375% 1/13/22	4,369,000	4,245,988
Federal National Mortgage Association
0.875% 8/28/14	2,550,000	2,566,088
1.500% 9/8/14	50,000	50,598
3.000% 9/16/14	2,596,000	2,666,445
4.625% 10/15/14	31,911,000	33,382,225
0.625% 10/30/14	700,000	703,354
2.625% 11/20/14	3,358,000	3,450,517
0.750% 12/19/14	896,000	902,083
0.750% 1/30/15	50,000	50,099
0.800% 2/13/15	50,000	50,120
0.750% 2/24/15	350,000	350,851
0.550% 2/27/15	591,000	591,973
5.000% 3/2/15	50,000	53,337
0.375% 3/16/15	3,861,000	3,867,497
5.000% 4/15/15	1,885,000	2,022,328
0.500% 5/27/15	5,910,000	5,931,955
0.625% 6/4/15	350,000	350,943
0.500% 7/2/15	4,244,000	4,257,525
2.375% 7/28/15	3,559,000	3,693,562
2.150% 8/4/15	114,000	117,602
0.500% 8/20/15	50,000	49,994
2.000% 9/21/15	177,000	182,320
0.500% 9/28/15	14,445,000	14,480,906
1.875% 10/15/15	127,000	130,575
4.375% 10/15/15	5,761,000	6,225,883
1.625% 10/26/15	4,259,000	4,365,565
0.375% 12/21/15	318,000	317,355
0.800% 2/24/16	50,000	50,099
0.550% 2/26/16	1,289,000	1,288,154
2.000% 3/10/16	50,000	51,746
2.250% 3/15/16	1,350,000	1,405,705
5.000% 3/15/16	2,735,000	3,031,157
0.500% 3/30/16	2,065,000	2,062,176
2.375% 4/11/16	3,550,000	3,712,934
5.375% 7/15/16	2,945,000	3,331,224
0.750% 7/26/16	350,000	349,856
0.625% 8/26/16	435,000	433,871
0.750% 9/13/16	318,000	317,532
5.250% 9/15/16	1,005,000	1,138,963
1.250% 9/28/16	2,535,000	2,572,734
1.375% 11/15/16	4,691,000	4,771,910
4.875% 12/15/16	3,743,000	4,221,669
1.250% 1/30/17	2,925,000	2,957,044
5.000% 2/13/17	2,220,000	2,519,108
1.200% 3/6/17	50,000	50,055
1.125% 4/27/17	2,440,000	2,449,233
5.000% 5/11/17	2,570,000	2,929,064
(Zero Coupon), 6/1/17	100,000	95,892
5.375% 6/12/17	4,086,000	4,719,422
1.125% 6/28/17	700,000	697,781
1.000% 8/21/17	150,000	147,973
0.875% 8/28/17	4,826,000	4,765,259
1.100% 8/28/17	350,000	347,623
1.125% 9/12/17	318,000	315,861
0.875% 10/26/17	14,146,000	13,939,634
0.900% 11/7/17	318,000	310,946
0.875% 12/20/17	11,312,000	11,113,275
1.000% 12/28/17	159,000	155,159
0.875% 2/8/18	8,806,000	8,618,435
1.200% 2/28/18	388,000	381,394
1.000% 4/30/18	392,000	381,265
1.750% 1/30/19	277,000	272,931
1.700% 10/4/19	191,000	184,699
(Zero Coupon), 10/9/19	975,000	826,891
1.500% 10/9/19	318,000	303,931
2.250% 10/17/22	159,000	146,074
2.500% 3/27/23	936,000	866,546
6.250% 5/15/29	5,743,000	7,336,251
Financing Corp.
10.700% 10/6/17 IO STRIPS	380,000	521,043
9.400% 2/8/18 IO STRIPS	70,000	93,695
9.650% 11/2/18 IO STRIPS	140,000	194,287
8.600% 9/26/19 IO STRIPS	30,000	41,123
Residual Funding Corp.
(Zero Coupon), 7/15/20 STRIPS	4,295,000	3,653,412
Small Business Administration
Series 2004-P10A
4.504% 2/1/14	25,516	25,695

		530,747,994

U.S. Treasuries (43.2%)
U.S. Treasury Bonds
11.250% 2/15/15	1,053,000	1,211,946
10.625% 8/15/15	100,000	119,243
9.875% 11/15/15	150,000	180,145
9.250% 2/15/16	2,651,000	3,201,290
0.125% 4/15/16	3,100,000	3,366,757
7.250% 5/15/16	430,000	505,588
7.500% 11/15/16	3,022,000	3,655,466
8.750% 5/15/17	690,000	883,120
8.875% 8/15/17	4,091,000	5,319,922
9.125% 5/15/18	200,000	271,141
9.000% 11/15/18	200,000	275,500
8.875% 2/15/19	700,000	969,090
8.125% 8/15/19	200,000	273,013
8.500% 2/15/20	3,002,000	4,225,227
8.750% 5/15/20	200,000	286,766
7.875% 2/15/21	798,000	1,119,010
8.125% 5/15/21	355,000	506,512
8.000% 11/15/21	265,000	379,172
2.000% 1/15/26 TIPS	1,663,700	2,256,960
2.375% 1/15/27 TIPS	1,211,200	1,686,996
1.750% 1/15/28 TIPS	6,247,000	7,794,655
2.500% 1/15/29 TIPS	1,835,800	2,453,454
3.875% 4/15/29 TIPS	720,300	1,466,694
4.500% 2/15/36	1,198,000	1,384,677
4.625% 2/15/40	4,228,300	4,973,488
3.000% 5/15/42	2,150,000	1,883,766
0.625% 2/15/43 TIPS	3,716,300	3,091,735
U.S. Treasury Notes
0.250% 10/31/14	5,016,000	5,021,878
2.375% 10/31/14	5,359,000	5,487,742
4.250% 11/15/14	3,643,000	3,810,137

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
0.250% 11/30/14	$3,090,000	$3,093,500
0.250% 1/15/15	4,251,000	4,254,985
0.250% 2/15/15	455,000	455,338
4.000% 2/15/15	2,875,000	3,024,239
2.375% 2/28/15	1,015,000	1,046,010
0.375% 3/15/15	4,238,000	4,248,098
2.500% 3/31/15	1,110,000	1,147,723
0.375% 4/15/15	5,140,000	5,151,043
0.125% 4/30/15	9,585,000	9,567,309
2.500% 4/30/15	2,841,000	2,942,127
0.250% 5/15/15	3,095,000	3,094,758
4.125% 5/15/15	2,035,000	2,162,406
0.375% 6/15/15	1,796,000	1,799,157
0.375% 6/30/15	769,000	770,303
0.250% 7/15/15	5,544,000	5,539,885
1.750% 7/31/15	2,610,000	2,679,048
4.250% 8/15/15	1,995,000	2,141,742
0.250% 9/15/15	1,806,000	1,803,478
1.250% 9/30/15	1,640,000	1,670,141
0.250% 10/15/15	3,100,000	3,094,188
1.250% 10/31/15	7,063,000	7,193,845
0.375% 11/15/15	5,539,000	5,539,595
4.500% 11/15/15	7,830,000	8,514,513
0.250% 12/15/15	3,105,000	3,095,964
2.125% 12/31/15	740,000	768,682
0.375% 1/15/16	7,679,200	7,674,026
2.000% 1/31/16	2,585,000	2,679,893
0.375% 2/15/16	3,743,000	3,738,979
4.500% 2/15/16	6,433,000	7,051,611
2.125% 2/29/16	735,000	764,859
2.625% 2/29/16	8,579,000	9,029,649
0.375% 3/15/16	906,000	904,319
2.250% 3/31/16	1,100,000	1,149,027
2.375% 3/31/16	7,799,000	8,169,529
0.250% 4/15/16	1,811,000	1,800,654
2.000% 4/30/16	1,360,000	1,412,580
2.625% 4/30/16	3,639,000	3,837,724
0.250% 5/15/16	2,988,000	2,968,245
5.125% 5/15/16	1,816,000	2,034,984
1.750% 5/31/16	5,473,000	5,648,574
3.250% 5/31/16	3,097,000	3,319,597
1.500% 6/30/16	660,000	676,835
3.250% 6/30/16	2,865,000	3,075,399
1.500% 7/31/16	9,975,000	10,227,200
3.250% 7/31/16	1,295,000	1,392,024
4.875% 8/15/16	675,000	757,015
1.000% 8/31/16	2,415,000	2,440,659
3.000% 8/31/16	2,260,000	2,414,669
1.000% 9/30/16	6,363,000	6,428,618
3.000% 9/30/16	7,863,000	8,408,496
3.125% 10/31/16	7,608,000	8,171,468
4.625% 11/15/16	2,610,000	2,925,443
0.875% 11/30/16	2,050,000	2,059,129
3.250% 12/31/16	2,255,000	2,435,224
0.875% 1/31/17	3,331,000	3,339,165
3.125% 1/31/17	6,358,000	6,846,336
4.625% 2/15/17	1,790,000	2,016,529
0.875% 2/28/17	6,548,000	6,557,080
3.000% 2/28/17	2,250,000	2,415,059
1.000% 3/31/17	6,395,000	6,424,352
3.250% 3/31/17	2,355,000	2,549,126
3.125% 4/30/17	4,733,000	5,107,203
4.500% 5/15/17	3,275,000	3,693,874
2.750% 5/31/17	7,569,000	8,069,855
2.500% 6/30/17	1,580,000	1,670,356
0.500% 7/31/17	5,379,000	5,278,039
2.375% 7/31/17	2,300,000	2,418,594
4.750% 8/15/17	3,750,000	4,286,499
0.625% 8/31/17	4,448,000	4,378,891
1.875% 8/31/17	7,556,000	7,801,644
0.625% 9/30/17	2,229,000	2,190,820
1.875% 9/30/17	5,715,000	5,897,221
0.750% 10/31/17	3,528,000	3,479,559
1.875% 10/31/17	6,718,000	6,927,937
4.250% 11/15/17	3,391,000	3,823,651
0.625% 11/30/17	3,553,000	3,480,413
0.750% 12/31/17	3,543,000	3,482,866
2.750% 12/31/17	3,495,000	3,728,796
0.875% 1/31/18	3,518,000	3,471,861
2.625% 1/31/18	1,450,000	1,538,586
3.500% 2/15/18	4,727,000	5,192,914
0.750% 2/28/18	1,836,000	1,800,266
0.750% 3/31/18	2,239,000	2,191,377
2.875% 3/31/18	400,000	428,805
0.625% 4/30/18	1,856,000	1,804,090
2.625% 4/30/18	1,690,000	1,793,100
3.875% 5/15/18	350,000	391,378
1.000% 5/31/18	2,737,000	2,701,879
2.375% 5/31/18	2,176,000	2,283,376
1.375% 6/30/18	5,308,000	5,321,996
2.375% 6/30/18	1,750,000	1,835,962
2.250% 7/31/18	3,546,000	3,697,605
4.000% 8/15/18	2,644,000	2,981,420
1.500% 8/31/18	83,265,000	83,822,001
1.375% 9/30/18	5,138,000	5,134,036
3.750% 11/15/18	4,743,000	5,291,687
1.375% 11/30/18	1,750,000	1,744,531
1.375% 12/31/18	4,657,000	4,634,261
1.250% 1/31/19	3,761,000	3,713,253
2.750% 2/15/19	5,418,000	5,765,091
1.375% 2/28/19	1,000,000	992,188
1.500% 3/31/19	4,628,000	4,613,718
1.250% 4/30/19	69,879,000	68,596,064
3.125% 5/15/19	1,500,000	1,625,288
1.000% 6/30/19	2,667,000	2,570,321
0.875% 7/31/19	1,700,000	1,622,969
3.625% 8/15/19	1,100,000	1,220,979
1.000% 8/31/19	1,736,000	1,665,746
1.000% 9/30/19	2,677,000	2,564,221
1.250% 10/31/19	2,642,000	2,565,423
3.375% 11/15/19	6,019,000	6,602,443
1.000% 11/30/19	8,097,600	7,723,086
1.125% 12/31/19	2,677,000	2,566,574
1.375% 1/31/20	2,627,000	2,553,475
3.625% 2/15/20	7,839,000	8,708,639
1.250% 2/29/20	2,657,000	2,557,181
1.125% 3/31/20	1,746,000	1,663,713
1.125% 4/30/20	946,000	899,319
3.500% 5/15/20	9,360,000	10,322,142
2.625% 8/15/20	11,076,000	11,559,385
2.625% 11/15/20	6,998,000	7,277,373
3.125% 5/15/21	8,723,000	9,322,621
2.125% 8/15/21	4,991,000	4,950,107
2.000% 11/15/21	3,135,000	3,064,310
2.000% 2/15/22	5,086,000	4,943,751
1.750% 5/15/22	3,633,000	3,440,671

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
1.625% 8/15/22	$49,058,500	$45,701,059
1.625% 11/15/22	18,384,700	17,020,031
2.000% 2/15/23	39,451,400	37,573,221
1.750% 5/15/23	13,541,600	12,547,139
2.500% 8/15/23	17,875,000	17,692,060
3.625% 8/15/43	1,895,000	1,873,126

		828,457,279

Total Government Securities		1,585,774,599

Total Long-Term Debt Securities (97.4%) (Cost $1,864,168,749)		1,867,311,431

	Number of Shares	Value (Note 1)
PREFERRED STOCK:
Financials (0.0%)
Insurance (0.0%)
Allstate Corp.
5.100%(l)	4,725	109,620

Total Preferred Stocks (0.0%) (Cost $118,125)		109,620

CONVERTIBLE PREFERRED STOCK:
Financials (0.2%)
Commercial Banks (0.2%)
Wells Fargo & Co.
7.500%	3,000	3,412,530

Total Convertible Preferred Stocks (0.2%) (Cost $3,534,375)		3,412,530

COMMON STOCKS:
Consumer Staples (0.0%)
Beverages (0.0%)
Crimson Wine Group Ltd.*	2	19

Total Consumer Staples		19

Financials (0.0%)
Diversified Financial Services (0.0%)
Leucadia National Corp.	29	790

Total Financials		790

Total Common Stocks (0.0%) (Cost $—)		809

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.5%)
Banco do Brasil S.A.
2.52%, 2/14/14(p)	$4,856,945	4,857,683
0.89%, 3/27/14(p)	4,366,517	4,347,392

Total Certificate of Deposit		9,205,075

Commercial Paper (0.2%)
Daimler Finance N.A. LLC
0.26%, 10/15/13(p)	2,996,000	2,995,560

Government Securities (0.4%)
U.S. Treasury Bills
0.00%, 12/5/13(p)	100,000	99,998
0.02%, 12/12/13(p)	1,700,000	1,699,941
0.00%, 12/19/13(p)	4,100,000	4,099,821
0.01%, 12/26/13(p)	400,000	399,986
0.00%, 2/13/14(p)	1,487,000	1,486,889

Total Government Securities		7,786,635

Total Short-Term Investments (1.1%) (Cost $19,985,679)		19,987,270

Total Investments Before Options Written (98.7%) (Cost $1,887,806,928)		1,890,821,660

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Option Written (0.0%)
10 Year U.S. Treasury Notes October 2013 @ $126.00*	(128)	(136,000)

Put Option Written (0.0%)
10 Year U.S. Treasury Notes October 2013 @ $121.00(b)*	(128)	(2,000)

Total Options Written (0.0%) (Premiums Received $145,596)		(138,000)

Total Investments after Options Written (98.7%) (Cost $1,887,661,332)		1,890,683,660
Other Assets Less Liabilities (1.3%)		25,780,793

Net Assets (100%)		$1,916,464,453

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2013, the market value of these securities amounted to $96,050,991 or 5.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2013. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $11,176,331 or 0.6% of net assets.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Glossary:

ABS — Asset-Backed Security

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

IO — Interest Only

JPY — Japanese Yen

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — To Be Announced; Security is subject to delayed delivery

TIPS — Treasury Inflation Protected Security

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
5 Year U.S. Treasury Notes	663	December-13	$79,214,075	$80,254,078	$1,040,003
90 Day Eurodollar	468	December-15	115,419,205	115,590,150	170,945

					$1,210,948

Sales
Euro-Bund	78	December-13	$14,533,749	$14,825,883	$(292,134)
U.S. Long Bond	111	December-13	14,803,344	14,804,625	(1,281)

					$(293,415)

					$917,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 10/17/13	JPMorgan Chase Bank	133	$128,690	$128,492	$198

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	30,886	$27,599,884	$28,813,548	$(1,213,664)
Australian Dollar vs. U.S. Dollar, expiring 11/4/13	Bank of America	30,886	28,676,879	28,745,970	(69,091)
British Pound vs. U.S. Dollar, expiring 11/8/13	Goldman Sachs Group, Inc.	234	371,529	378,314	(6,785)
British Pound vs. U.S. Dollar, expiring 11/8/13	JPMorgan Chase Bank	23	37,038	37,040	(2)
British Pound vs. U.S. Dollar, expiring 12/12/13	Bank of America	175	276,531	283,158	(6,627)
Canadian Dollar vs. U.S. Dollar, expiring 10/17/13	Deutsche Bank AG	970	923,195	941,428	(18,233)
European Union Euro vs. U.S. Dollar, expiring 11/8/13	Barclays Bank plc	978	1,306,191	1,323,186	(16,995)
European Union Euro vs. U.S. Dollar, expiring 11/8/13	JPMorgan Chase Bank	27	36,022	36,002	20
European Union Euro vs. U.S. Dollar, expiring 12/17/13	Bank of America	3,760	5,025,928	5,087,735	(61,807)
European Union Euro vs. U.S. Dollar, expiring 12/17/13	Bank of America	123	166,113	166,434	(321)

					$(1,393,505)

					$(1,393,307)

Options Written:

Options written through the nine months ended September 30, 2013 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2013	—	$—
Options Written	256	145,596
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Options Exercised	—	—

Options Outstanding - September 30, 2013	256	145,596

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$38,794,264	$—	$38,794,264
Non-Agency CMO	—	71,557,220	—	71,557,220
Common Stocks
Consumer Staples	19	—	—	19
Financials	790	—	—	790
Convertible Preferred Stocks
Financials	3,412,530	—	—	3,412,530
Corporate Bonds
Consumer Discretionary	—	7,016,382	—	7,016,382
Consumer Staples	—	6,069,770	—	6,069,770
Energy	—	13,725,626	—	13,725,626
Financials	—	96,766,002	—	96,766,002
Health Care	—	1,612,024	—	1,612,024
Industrials	—	6,760,815	—	6,760,815
Information Technology	—	816,671	—	816,671
Materials	—	5,187,567	—	5,187,567
Telecommunication Services	—	9,296,400	—	9,296,400
Utilities	—	23,934,091	—	23,934,091
Forward Currency Contracts	—	218	—	218
Futures	1,210,948	—	—	1,210,948
Government Securities
Agency ABS	—	5,643,459	—	5,643,459
Agency CMO	—	148,157,510	—	148,157,510
Foreign Governments	—	43,158,980	—	43,158,980
Municipal Bonds	—	27,725,924	—	27,725,924
Supranational	—	1,883,453	—	1,883,453
U.S. Government Agencies	—	530,747,994	—	530,747,994
U.S. Treasuries	—	828,457,279	—	828,457,279
Preferred Stocks
Financials	109,620	—	—	109,620
Short-Term Investments	—	19,987,270	—	19,987,270

Total Assets	$4,733,907	$1,887,298,919	$—	$1,892,032,826

Liabilities:
Forward Currency Contracts	$—	$(1,393,525)	$—	$(1,393,525)
Futures	(293,415)	—	—	(293,415)
Options Written
Call Options Written	(136,000)	—	—	(136,000)
Put Options Written	(2,000)	—	—	(2,000)

Total Liabilities	$(431,415)	$(1,393,525)	$—	$(1,824,940)

Total	$4,302,492	$1,885,905,394	$—	$1,890,207,886

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$483,006,145
Long-term U.S. government debt securities	665,161,917

$1,148,168,062

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$624,310,876
Long-term U.S. government debt securities	602,997,567

$1,227,308,443

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,457,559
Aggregate gross unrealized depreciation	(10,443,469)

Net unrealized appreciation	$3,014,090

Federal income tax cost of investments	$1,887,807,570

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Health Care Providers & Services (0.0%)
Health Care Facilities (0.0%)
Extendicare, Inc.	830	$5,310

Total Health Care Providers & Services		5,310

Real Estate Investment Trusts (REITs) (52.0%)
Diversified REITs (9.1%)
Activia Properties, Inc. (REIT)(b)(m)	2	17,315
Affine S.A. (REIT)	31	602
American Assets Trust, Inc. (REIT)	330	10,068
American Realty Capital Properties, Inc. (REIT)	1,760	21,472
ANF Immobilier (REIT)	63	1,845
Artis Real Estate Investment Trust (REIT)	1,190	16,417
Beni Stabili S.p.A. (REIT)	7,926	4,927
British Land Co. plc (REIT)	9,586	89,620
Canadian Real Estate Investment Trust (REIT)	670	26,395
CapLease, Inc. (REIT)	850	7,217
Chambers Street Properties (REIT)	2,250	19,755
Cofinimmo (REIT)	168	19,680
Cominar Real Estate Investment Trust (REIT)	1,210	22,613
Cousins Properties, Inc. (REIT)	1,680	17,287
Crombie Real Estate Investment Trust (REIT)	500	6,228
Daiwahouse Residential Investment Corp. (REIT)	3	13,032
Dexus Property Group (REIT)	42,748	40,079
Duke Realty Corp. (REIT)	3,100	47,864
Dundee International Real Estate Investment Trust (REIT)	880	8,039
First Potomac Realty Trust (REIT)	550	6,914
Fonciere des Regions (REIT)	321	26,625
Gecina S.A. (REIT)	186	23,787
GPT Group (REIT)	15,123	49,097
H&R Real Estate Investment Trust (REIT)	2,561	52,684
Hamborner REIT AG (REIT)	427	4,171
ICADE (REIT)	301	27,491
Investors Real Estate Trust (REIT) .	990	8,168
Kenedix Realty Investment Corp. (REIT)	2	9,828
Kiwi Income Property Trust (REIT)	9,496	8,557
Land Securities Group plc (REIT)	7,484	111,344
Lexington Realty Trust (REIT)	2,060	23,134
Liberty Property Trust (REIT)	1,360	48,416
Londonmetric Property plc (REIT)	5,610	10,898
Mirvac Group (REIT)	35,167	57,085
Nieuwe Steen Investments N.V. (REIT)	508	3,587
Nomura Real Estate Master Fund, Inc. (REIT)	16	16,278
Premier Investment Corp. (REIT)	1	4,558
PS Business Parks, Inc. (REIT)	180	13,432
Select Income REIT (REIT)	260	6,708
Shaftesbury plc (REIT)	2,399	22,914
Spirit Realty Capital, Inc. (REIT)	3,398	31,194
Stockland Corp., Ltd. (REIT)	22,149	79,965
Suntec Real Estate Investment Trust (REIT)	19,700	25,674
Tokyu REIT, Inc. (REIT)	2	12,696
Top REIT, Inc. (REIT)	1	5,031
United Urban Investment Corp. (REIT)	23	35,098
Vornado Realty Trust (REIT)	1,620	136,176
Washington Real Estate Investment Trust (REIT)	640	16,173
Wereldhave Belgium N.V. (REIT)	22	2,545
Wereldhave N.V. (REIT)	200	14,508
Winthrop Realty Trust (REIT)	280	3,122
WP Carey, Inc. (REIT)	570	36,879

		1,325,192

Industrial REITs (3.7%)
Ascendas Real Estate Investment Trust (REIT)	18,900	34,349
BWP Trust (REIT)	5,991	12,743
DCT Industrial Trust, Inc. (REIT)	3,037	21,836
EastGroup Properties, Inc. (REIT)	300	17,763
First Industrial Realty Trust, Inc. (REIT)	1,030	16,758
GLP J-REIT (REIT)	15	16,740
Goodman Group (REIT)	16,453	74,903
Granite Real Estate Investment Trust (REIT)	450	16,142
Hansteen Holdings plc (REIT)	6,132	9,828
Industrial & Infrastructure Fund Investment Corp. (REIT)	1	9,492
Japan Logistics Fund, Inc. (REIT)	2	20,143
Mapletree Industrial Trust (REIT)	11,110	11,955
Mapletree Logistics Trust (REIT)	13,730	11,710
Mucklow A & J Group plc (REIT)	450	3,300
Nippon Prologis REIT, Inc. (REIT)	2	19,960
Prologis, Inc. (REIT)	4,780	179,825
Pure Industrial Real Estate Trust (REIT)	1,280	5,505
Segro plc (REIT)	7,097	35,617
STAG Industrial, Inc. (REIT)	380	7,646
Warehouses De Pauw S.C.A. (REIT)	107	7,498

		533,713

Office REITs (7.7%)
Alexandria Real Estate Equities, Inc. (REIT)	700	44,695
Allied Properties Real Estate Investment Trust (REIT)	650	20,483
Alstria Office REIT-AG (REIT)*	652	8,105
Befimmo S.C.A. Sicafi (REIT)	168	11,643
BioMed Realty Trust, Inc. (REIT)	1,830	34,020
Boston Properties, Inc. (REIT)	1,480	158,211
Brandywine Realty Trust (REIT)	1,480	19,506
CapitaCommercial Trust (REIT)	18,760	21,683
Champion REIT (REIT)	24,490	11,178
Commonwealth Property Office Fund (REIT)	22,528	23,959
CommonWealth REIT (REIT)	1,120	24,539
Corporate Office Properties Trust/Maryland (REIT)	790	18,249
Derwent London plc (REIT)	893	34,248
Digital Realty Trust, Inc. (REIT)	1,250	66,375
Douglas Emmett, Inc. (REIT)	1,260	29,572
Dundee Real Estate Investment Trust (REIT), Class A	1,020	28,757
DuPont Fabros Technology, Inc. (REIT)	610	15,720

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Eurobank Properties Real Estate Investment Co. (REIT)*	260	$2,613
Franklin Street Properties Corp. (REIT)	830	10,574
Government Properties Income Trust (REIT)	520	12,444
Great Portland Estates plc (REIT)	3,287	28,682
Highwoods Properties, Inc. (REIT)	860	30,367
Hudson Pacific Properties, Inc. (REIT)	400	7,780
Intervest Offices & Warehouses (REIT)	53	1,309
Investa Office Fund (REIT)	5,478	15,076
Japan Excellent, Inc. (REIT)	2	13,002
Japan Prime Realty Investment Corp. (REIT)	7	24,569
Japan Real Estate Investment Corp. (REIT)	6	70,075
Keppel REIT (REIT)	14,160	13,883
Kilroy Realty Corp. (REIT)	740	36,963
Leasinvest Real Estate S.C.A. (REIT)	14	1,335
Mack-Cali Realty Corp. (REIT)	820	17,991
Mori Hills REIT Investment Corp. (REIT)	2	13,816
Mori Trust Sogo Reit, Inc. (REIT)	2	19,106
Nippon Building Fund, Inc. (REIT)	6	74,469
Nomura Real Estate Office Fund, Inc. (REIT)	3	15,413
Orix JREIT, Inc. (REIT)	15	19,060
Parkway Properties, Inc./Maryland (REIT)	400	7,108
Piedmont Office Realty Trust, Inc. (REIT), Class A	1,570	27,255
Prime Office REIT-AG (REIT)	356	1,589
SL Green Realty Corp. (REIT)	890	79,067
Societe de la Tour Eiffel (REIT)	53	3,499
Workspace Group plc (REIT)	1,002	7,365

		1,125,353

Residential REITs (6.0%)
Advance Residence Investment Corp. (REIT)	11	25,672
Aedifica (REIT)	80	5,520
American Campus Communities, Inc. (REIT)	990	33,809
American Homes 4 Rent (REIT), Class A*	420	6,783
Apartment Investment & Management Co. (REIT), Class A	1,390	38,837
Associated Estates Realty Corp. (REIT)	470	7,008
AvalonBay Communities, Inc. (REIT)	1,250	158,863
Boardwalk Real Estate Investment Trust (REIT)	390	21,812
BRE Properties, Inc. (REIT)	750	38,070
Camden Property Trust (REIT)	810	49,766
Campus Crest Communities, Inc. (REIT)	620	6,696
Canadian Apartment Properties REIT (REIT)	980	19,475
Colonial Properties Trust (REIT)	770	17,317
Education Realty Trust, Inc. (REIT)	1,090	9,919
Equity Lifestyle Properties, Inc. (REIT)	710	24,261
Equity Residential (REIT)	3,430	183,744
Essex Property Trust, Inc. (REIT)	370	54,649
Home Properties, Inc. (REIT)	537	31,012
Mid-America Apartment Communities, Inc. (REIT)	420	26,250
Nippon Accommodations Fund, Inc. (REIT)	2	14,629
Northern Property Real Estate Investment Trust (REIT)	300	8,062
Post Properties, Inc. (REIT)	510	22,960
Silver Bay Realty Trust Corp. (REIT)	330	5,168
Sun Communities, Inc. (REIT)	340	14,491
UDR, Inc. (REIT)	2,390	56,643

		881,416

Retail REITs (16.1%)
Acadia Realty Trust (REIT)	510	12,587
Agree Realty Corp. (REIT)	110	3,320
Alexander’s, Inc. (REIT)	20	5,722
Calloway Real Estate Investment Trust (REIT)	990	23,403
CapitaMall Trust (REIT)	24,900	38,902
CBL & Associates Properties, Inc. (REIT)	1,630	31,133
Cedar Realty Trust, Inc. (REIT)	680	3,522
CFS Retail Property Trust Group (REIT)	18,956	35,368
Charter Hall Retail REIT (REIT)	3,175	11,137
Cole Real Estate Investment, Inc. (REIT)	4,490	55,047
Corio N.V. (REIT)	644	27,744
DDR Corp. (REIT)	2,410	37,861
Equity One, Inc. (REIT)	550	12,023
Eurocommercial Properties N.V. (REIT)	328	13,283
Excel Trust, Inc. (REIT)	430	5,160
Federal Realty Investment Trust (REIT)	650	65,943
Federation Centres Ltd. (REIT)	12,215	25,981
Fortune Real Estate Investment Trust (REIT)	12,410	9,728
Frontier Real Estate Investment Corp. (REIT)	2	20,611
General Growth Properties, Inc. (REIT)	5,270	101,658
Getty Realty Corp. (REIT)	220	4,275
Glimcher Realty Trust (REIT)	1,370	13,358
Hammerson plc (REIT)	6,782	55,007
Immobiliare Grande Distribuzione (REIT)	1,290	1,374
Inland Real Estate Corp. (REIT)	800	8,184
Intu Properties plc (REIT)	6,491	33,742
Japan Retail Fund Investment Corp. (REIT)	20	41,141
Kimco Realty Corp. (REIT)	3,900	78,702
Kite Realty Group Trust (REIT)	880	5,218
Klepierre S.A. (REIT)	929	40,280
Link REIT (REIT)	21,950	107,685
Macerich Co. (REIT)	1,370	77,323
Mapletree Commercial Trust (REIT)(b)(m)	12,260	11,874
Mercialys S.A. (REIT)	394	7,894
Morguard Real Estate Investment Trust (REIT)	340	5,400
National Retail Properties, Inc. (REIT)	1,170	37,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pennsylvania Real Estate Investment Trust (REIT)	610	$11,407
Ramco-Gershenson Properties Trust (REIT)	570	8,784
Realty Income Corp. (REIT)	1,890	75,128
Regency Centers Corp. (REIT)	880	42,548
Retail Opportunity Investments Corp. (REIT)	690	9,536
RioCan Real Estate Investment Trust (REIT)	2,880	67,942
Rouse Properties, Inc. (REIT)	200	4,116
Saul Centers, Inc. (REIT)	130	6,013
Simon Property Group, Inc. (REIT)	2,960	438,762
Tanger Factory Outlet Centers (REIT)	890	29,059
Taubman Centers, Inc. (REIT)	620	41,732
Unibail-Rodamco SE (REIT)	937	232,482
Urstadt Biddle Properties, Inc. (REIT), Class A	210	4,175
Vastned Retail N.V. (REIT)	171	7,278
Weingarten Realty Investors (REIT)	1,040	30,503
Westfield Group (REIT)	19,905	204,449
Westfield Retail Trust (REIT)	27,286	75,602

		2,358,335

Specialized REITs (9.4%)
Ashford Hospitality Trust, Inc. (REIT)	600	7,404
Big Yellow Group plc (REIT)	1,211	8,626
CDL Hospitality Trusts (REIT)	6,030	7,835
Chartwell Retirement Residences (REIT)	1,640	16,081
Chesapeake Lodging Trust (REIT)	460	10,828
CubeSmart (REIT)	1,270	22,657
DiamondRock Hospitality Co. (REIT)	1,850	19,740
EPR Properties (REIT)	450	21,933
Extra Space Storage, Inc. (REIT)	1,020	46,665
FelCor Lodging Trust, Inc. (REIT)*	1,170	7,207
HCP, Inc. (REIT)	4,360	178,542
Health Care REIT, Inc. (REIT)	2,730	170,297
Healthcare Realty Trust, Inc. (REIT)	907	20,961
Hersha Hospitality Trust (REIT)	1,640	9,168
Hospitality Properties Trust (REIT)	1,340	37,922
Host Hotels & Resorts, Inc. (REIT)	7,130	125,987
InnVest Real Estate Investment Trust (REIT)	800	3,223
LaSalle Hotel Properties (REIT)	910	25,953
LTC Properties, Inc. (REIT)	340	12,913
Medical Properties Trust, Inc. (REIT)	1,550	18,864
National Health Investors, Inc. (REIT)	230	13,085
NorthWest Healthcare Properties Real Estate Investment Trust (REIT)	280	3,034
Omega Healthcare Investors, Inc. (REIT)	1,100	32,857
Pebblebrook Hotel Trust (REIT)	600	17,226
Primary Health Properties plc (REIT)	884	4,694
Public Storage (REIT)	1,370	219,953
RLJ Lodging Trust (REIT)	1,170	27,483
Sabra Health Care REIT, Inc. (REIT)	340	7,823
Senior Housing Properties Trust (REIT)	1,810	42,245
Sovran Self Storage, Inc. (REIT)	320	24,218
Strategic Hotels & Resorts, Inc. (REIT)*	1,600	13,888
Sunstone Hotel Investors, Inc. (REIT)	1,560	19,874
Universal Health Realty Income Trust (REIT)	110	4,606
Ventas, Inc. (REIT)	2,830	174,045

		1,377,837

Total Real Estate Investment Trusts (REITs)		7,601,846

Real Estate Management & Development (18.3%)
Diversified Real Estate Activities (11.4%)
Allreal Holding AG (Registered)*	93	12,927
CapitaLand Ltd.	24,370	60,024
City Developments Ltd.	5,700	46,570
Development Securities plc	1,164	3,722
DIC Asset AG	220	2,426
Hang Lung Properties Ltd.	21,440	72,979
Henderson Land Development Co., Ltd.	9,890	61,080
Kerry Properties Ltd.	6,150	26,207
Mitsubishi Estate Co., Ltd.	12,153	358,055
Mitsui Fudosan Co., Ltd.	8,107	271,758
Mobimo Holding AG (Registered)*	75	15,683
New World Development Co., Ltd.	36,070	54,227
Nomura Real Estate Holdings, Inc.	1,140	28,009
Sumitomo Realty & Development Co., Ltd.	4,566	216,233
Sun Hung Kai Properties Ltd.	14,820	201,590
Tokyo Tatemono Co., Ltd.	4,108	37,530
Tokyu Land Corp.†	4,197	43,445
UOL Group Ltd.	5,180	25,393
Wharf Holdings Ltd.	14,540	125,980

		1,663,838

Real Estate Development (1.5%)
Agile Property Holdings Ltd.	12,000	13,213
Conwert Immobilien Invest SE*	582	6,850
Country Garden Holdings Co. Ltd.	42,010	26,866
Helical Bar plc	934	4,491
Keppel Land Ltd.	7,420	20,937
New World China Land Ltd.	24,900	12,521
Shimao Property Holdings Ltd.	13,320	30,638
Shui On Land Ltd.	29,020	9,317
Sino Land Co., Ltd.	28,560	42,053
SOHO China Ltd.	14,800	12,728
St. Modwen Properties plc	1,563	7,692
TAG Immobilien AG	1,170	14,519
Wing Tai Holdings Ltd.	4,250	6,945
Yanlord Land Group Ltd.	6,350	6,200

		214,970

Real Estate Operating Companies (5.4%)
Aeon Mall Co., Ltd.	1,047	31,039
Azrieli Group	344	10,923
Brookfield Office Properties, Inc.	2,390	45,803
CA Immobilien Anlagen AG*	718	10,423
Capital & Counties Properties plc	6,289	34,107
CapitaMalls Asia Ltd.	13,050	20,336
Castellum AB	1,592	22,703
Citycon Oyj	2,181	7,347
Daejan Holdings plc	61	3,866
Deutsche Annington Immobilien SE*	340	8,739
Deutsche Euroshop AG	454	19,676
Deutsche Wohnen AG	1,634	29,235
Fabege AB	1,242	13,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Fastighets AB Balder, Class B*	872	$7,123
First Capital Realty, Inc.	780	12,820
Forest City Enterprises, Inc., Class A*	1,381	26,156
GAGFAH S.A.*	1,079	14,070
Global Logistic Properties Ltd.	28,770	66,276
Grainger plc	3,925	11,107
GSW Immobilien AG	489	21,484
Hongkong Land Holdings Ltd.	11,280	74,449
Hufvudstaden AB, Class A	1,069	13,606
Hulic Co., Ltd.	2,808	41,937
Hysan Development Co., Ltd.	6,000	26,728
Killam Properties, Inc.	470	4,978
Klovern AB	772	3,363
Kungsleden AB	1,287	8,591
LEG Immobilien AG*	250	14,398
Norwegian Property ASA	5,024	6,642
NTT Urban Development Corp.	1,000	13,093
PSP Swiss Property AG (Registered)*	359	31,162
Quintain Estates & Development plc*	4,363	5,968
Safestore Holdings plc (REIT)	1,791	3,885
Schroder Real Estate Investment Trust Ltd.	3,406	2,564
Sponda Oyj	2,313	11,953
Swire Properties Ltd.	11,230	31,492
Swiss Prime Site AG (Registered)*	508	39,293
Technopolis Oyj	661	4,364
Unite Group plc	1,677	10,721
Wallenstam AB, Class B	968	13,255
Wihlborgs Fastigheter AB	646	10,379

		789,775

Total Real Estate Management & Development		2,668,583

Total Common Stocks (70.3%) (Cost $10,345,339)		10,275,739

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.2%)
F&C Commercial Property Trust Ltd.	4,754	8,850
F&C UK Real Estate Investment Ltd.	2,023	2,473
Medicx Fund Ltd.	2,610	3,380
Picton Property Income Ltd.	3,281	2,722
Standard Life Investment Property Income Trust plc	1,448	1,606
UK Commercial Property Trust Ltd.	3,884	4,716

Total Investment Companies (0.2%) (Cost $20,869)		23,747

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (26.8%)
Foreign Governments (13.1%)
Canadian Government Bond
6.280% 12/1/21	CAD 148,176	185,899
Denmark Government Bond
0.102% 11/15/23	DKK 616,752	108,159
France Government Bond
1.182% 7/25/22	EUR 172,306	246,004
1.973% 7/25/27	10,613	16,053
Italy Buoni Poliennali Del Tesoro
1.700% 9/15/18	100,375	132,406
Mexican Bonos de Proteccion al Ahorro
4.010% 1/30/20(l)	MXN 400,000	30,518
New Zealand Government Bond
2.024% 9/20/25(b)(m)	NZD 225,000	176,452
Republic of Germany
0.750% 4/15/18	EUR 26,377	37,729
0.100% 4/15/23	51,397	69,237
Republic of Sweden
0.250% 6/1/22	SEK 251,839	37,429
United Kingdom Gilt
1.250% 11/22/32(b)(m)	GBP 339,247	680,006
0.625% 11/22/42(m)	9,402	17,891
0.375% 3/22/62(m)	92,117	174,698

		1,912,481

U.S. Treasuries (13.7%)
U.S. Treasury Bonds
2.375% 1/15/27 TIPS	$75,000	104,462
1.750% 1/15/28 TIPS	200,000	249,549
2.125% 2/15/41 TIPS	50,000	63,152
0.625% 2/15/43 TIPS	84,000	69,883
U.S. Treasury Notes
1.000% 5/15/14	300,000	301,704
0.250% 5/31/14	100,000	100,109
1.625% 1/15/15 TIPS	100,000	126,393
1.125% 1/15/21 TIPS	50,000	57,448
0.625% 7/15/21 TIPS	175,000	188,703
0.125% 7/15/22 TIPS	21,000	21,002
0.125% 1/15/23 TIPS	730,000	718,344

		2,000,749

Total Government Securities		3,913,230

Total Long-Term Debt Securities (26.8%) (Cost $3,967,314)		3,913,230

	Number of Rights	Value (Note 1)
RIGHTS:
Real Estate Management & Development (0.0%)
Diversified Real Estate Activities (0.0%)
Medicx Fund Ltd.,expiring 10/18/13(b)*†	440	36
New World Development Co., Ltd.,expiring 12/31/49(b)*†	425	—

Total Rights (0.0%) (Cost $—)		36

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.7%)
Federal Home Loan Bank
0.04%, 12/20/13 (o)(p)	$300,000	299,973
Federal National Mortgage Association
0.05%, 2/26/14 (o)(p)	100,000	99,979

Total Government Securities		399,952

Total Short-Term Investments (2.7%) (Cost $399,953)		399,952

Total Investments (100.0%) (Cost $14,733,475)		14,612,704
Other Assets Less Liabilities (—%)		874

Net Assets (100%)		$14,613,578

*	Non-income producing.

†	Securities (totaling $43,481 or 0.3% of net assets) at fair value by management.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2013.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $1,078,236 or 7.4% of net assets.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2013.

(p)	Yield to maturity.

Glossary:

CAD — Canadian Dollar

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

MXN — Mexican Peso

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
90 Day Eurodollar	2	March-16	$492,053	$492,675	$622
90 Day Eurodollar	1	March-17	244,573	243,775	(798)
90 Day Sterling	4	June-15	801,307	800,587	(720)

					$(896)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	19	$17,725	$17,025	$700
Brazilian Real vs. U.S. Dollar, expiring 10/2/13	Credit Suisse First Boston	16	7,157	7,177	(20)
Brazilian Real vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	45	20,279	19,522	757
British Pound vs. U.S. Dollar, expiring 10/2/13	Bank of America	83	134,369	129,342	5,027
Danish Krone vs. U.S. Dollar, expiring 11/14/13	Bank of America	45	8,216	8,000	216
Hong Kong Dollar vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	163	21,001	21,000	1
Indian Rupee vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	1,572	24,994	25,765	(771)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	3,500	35,610	35,099	511
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	6	5,259	5,000	259
Singapore Dollar vs. U.S. Dollar, expiring 11/27/13	Credit Suisse First Boston	14	11,055	10,878	177

					$6,857

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	23	$21,000	$21,390	$(390)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Settlement Value	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real vs. U.S. Dollar, expiring 10/2/13	Credit Suisse First Boston	16	$6,661	$7,157	$(496)
Brazilian Real vs. U.S. Dollar, expiring 1/3/14	Credit Suisse First Boston	16	7,035	7,007	28
British Pound vs. U.S. Dollar, expiring 10/2/13	Bank of America	591	917,824	956,770	(38,946)
British Pound vs. U.S. Dollar, expiring 10/2/13	Bank of America	5	8,000	8,303	(303)
British Pound vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	513	822,185	830,474	(8,289)
British Pound vs. U.S. Dollar, expiring 12/12/13	Credit Suisse First Boston	29	45,516	46,923	(1,407)
Canadian Dollar vs. U.S. Dollar, expiring 12/23/13	Credit Suisse First Boston	197	191,102	190,854	248
Danish Krone vs. U.S. Dollar, expiring 11/14/13	Bank of America	640	113,778	116,135	(2,357)
European Union Euro vs. U.S. Dollar, expiring 10/2/13	Bank of America	273	364,358	369,328	(4,970)
European Union Euro vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	99	133,513	133,944	(431)
European Union Euro vs. U.S. Dollar, expiring 11/4/13	Credit Suisse First Boston	273	370,002	369,360	642
Hong Kong Dollar vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	194	25,000	24,996	4
Indian Rupee vs. U.S. Dollar, expiring 10/17/13	Credit Suisse First Boston	1,558	23,000	24,769	(1,769)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	800	8,092	8,140	(48)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	2,800	28,404	28,488	(84)
Japanese Yen vs. U.S. Dollar, expiring 10/17/13	Bank of America	598	6,000	6,082	(82)
Mexican Peso vs. U.S. Dollar, expiring 12/17/13	Credit Suisse First Boston	279	21,157	21,206	(49)
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	125	96,696	103,819	(7,123)
New Zealand Dollar vs. U.S. Dollar, expiring 10/2/13	Bank of America	93	76,121	77,241	(1,120)
New Zealand Dollar vs. U.S. Dollar, expiring 11/4/13	Bank of America	212	174,410	175,375	(965)
Singapore Dollar vs. U.S. Dollar, expiring 11/27/13	Bank of America	17	13,000	13,210	(210)
Swedish Krona vs. U.S. Dollar, expiring 11/14/13	Credit Suisse First Boston	255	38,996	39,637	(641)

					$(68,758)

					$(61,901)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Total return swap contracts outstanding as of September 30, 2013:

Swap Counterparty	Payments Made by the Fund	Payments Received by the Fund	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	$3,153,686	$168,040
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	437,898	25,611
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	247,758	1,377
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	121,894	11,526
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	96,234	4,629
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	57,984	3,090
Bank of America	1 Month LIBOR	FTSE EPRA/NAREIT Developed Index	2/28/14	41,559	3,823

					$218,096

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Financials	$5,180,313	$5,046,671	$43,445	$10,270,429
Health Care	5,310	—	—	5,310
Forward Currency Contracts	—	8,570	—	8,570
Futures	622	—	—	622
Government Securities
Foreign Governments	—	1,912,481	—	1,912,481
U.S. Treasuries	—	2,000,749	—	2,000,749
Investment Companies
Exchange Traded Funds (ETFs)	—	23,747	—	23,747
Rights
Financials	—	—	36	36
Short-Term Investments	—	399,952	—	399,952
Total Return Swaps	—	218,096	—	218,096

Total Assets	$5,186,245	$9,610,266	$43,481	$14,839,992

Liabilities:
Forward Currency Contracts	$—	$(70,471)	$—	$(70,471)
Futures	(1,518)	—	—	(1,518)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/REAL ESTATE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Total Liabilities	$(1,518)	$(70,471)	$—	$(71,989)

Total	$5,184,727	$9,539,795	$43,481	$14,768,003

There were no transfers between Levels 1, 2 or 3 during the period ended September 30, 2013.

Investment security transactions for the period ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$19,163,185
Long-term U.S. government debt securities	28,007,333

$47,170,518

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,415,298
Long-term U.S. government debt securities	26,196,450

$32,611,748

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$531,437
Aggregate gross unrealized depreciation	(652,208)

Net unrealized depreciation	$(120,771)

Federal income tax cost of investments	$14,733,475

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (1.0%)
American Axle & Manufacturing Holdings, Inc.*	45,575	$898,739
Cooper Tire & Rubber Co.	43,822	1,349,717
Dana Holding Corp.	99,465	2,271,781
Dorman Products, Inc.	17,700	877,035
Drew Industries, Inc.	18,670	850,232
Fuel Systems Solutions, Inc.*	3,600	70,776
Gentherm, Inc.*	22,600	431,208
Modine Manufacturing Co.*	32,900	481,327
Remy International, Inc.	800	16,192
Standard Motor Products, Inc.	12,800	411,648
Stoneridge, Inc.*	13,900	150,259
Tenneco, Inc.*	45,497	2,297,598
Tower International, Inc.*	1,400	27,986

		10,134,498

Automobiles (0.0%)
Winnebago Industries, Inc.*	17,346	450,302

Distributors (0.3%)
Core-Mark Holding Co., Inc.	8,000	531,520
Pool Corp.	34,578	1,940,863
VOXX International Corp.*	1,600	21,920

		2,494,303

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	16,907	639,085
Ascent Capital Group, Inc., Class A*	9,231	744,203
Bridgepoint Education, Inc.*	1,900	34,276
Bright Horizons Family Solutions, Inc.*	5,290	189,541
Capella Education Co.*	11,545	652,985
Career Education Corp.*	10,000	27,600
Carriage Services, Inc.	1,100	21,340
Corinthian Colleges, Inc.*	11,200	24,528
Grand Canyon Education, Inc.*	30,748	1,238,530
Hillenbrand, Inc.	46,000	1,259,020
ITT Educational Services, Inc.*	15,800	489,800
K12, Inc.*	21,984	678,866
LifeLock, Inc.*	41,100	609,513
Lincoln Educational Services Corp.	9,000	41,490
Matthews International Corp., Class A	18,739	713,581
Outerwall, Inc.*	19,386	969,106
Regis Corp.	32,152	471,991
Sotheby’s, Inc.	45,302	2,225,687
Steiner Leisure Ltd.*	13,032	761,460
Stewart Enterprises, Inc., Class A	69,487	913,059
Strayer Education, Inc.	6,400	265,728
Universal Technical Institute, Inc.	14,900	180,737

		13,152,126

Hotels, Restaurants & Leisure (3.0%)
AFC Enterprises, Inc.*	20,300	884,877
Biglari Holdings, Inc.*	891	367,689
BJ’s Restaurants, Inc.*	17,234	494,960
Bloomin’ Brands, Inc.*	37,500	885,375
Bob Evans Farms, Inc.	21,290	1,219,278
Boyd Gaming Corp.*	38,300	541,945
Buffalo Wild Wings, Inc.*	13,300	1,479,226
Caesars Entertainment Corp.*	23,370	460,623
CEC Entertainment, Inc.	18,498	848,318
Cheesecake Factory, Inc.	38,621	1,697,393
Churchill Downs, Inc.	9,293	804,030
Chuy’s Holdings, Inc.*	11,000	394,790
Cracker Barrel Old Country Store, Inc.	13,023	1,344,495
Del Frisco’s Restaurant Group, Inc.*.	100	2,017
Denny’s Corp.*	76,200	466,344
DineEquity, Inc.	11,281	778,389
Fiesta Restaurant Group, Inc.*	11,200	421,792
Ignite Restaurant Group, Inc.*	7,400	114,848
International Speedway Corp., Class A	21,600	697,680
Interval Leisure Group, Inc.	36,800	869,584
Isle of Capri Casinos, Inc.*	16,700	126,252
Jack in the Box, Inc.*	31,539	1,261,560
Krispy Kreme Doughnuts, Inc.*	44,500	860,630
Life Time Fitness, Inc.*	30,600	1,574,982
Marcus Corp.	14,700	213,591
Marriott Vacations Worldwide Corp.*	18,900	831,600
Monarch Casino & Resort, Inc.*	1,300	24,674
Multimedia Games Holding Co., Inc.*	19,500	673,725
Orient-Express Hotels Ltd., Class A*	71,509	928,187
Papa John’s International, Inc.	12,771	892,437
Pinnacle Entertainment, Inc.*	39,500	989,475
Red Robin Gourmet Burgers, Inc.*	12,100	860,310
Ruby Tuesday, Inc.*	40,000	300,000
Ruth’s Hospitality Group, Inc.	22,700	269,222
Scientific Games Corp., Class A*	31,300	506,121
SHFL Entertainment, Inc.*	38,749	891,227
Sonic Corp.*	51,138	907,700
Speedway Motorsports, Inc.	13,100	234,490
Texas Roadhouse, Inc.	39,618	1,041,161
Vail Resorts, Inc.	26,794	1,858,968
WMS Industries, Inc.*	39,200	1,017,240

		31,037,205

Household Durables (1.0%)
Blyth, Inc.	200	2,766
Cavco Industries, Inc.*	4,200	239,190
Ethan Allen Interiors, Inc.	21,554	600,710
Helen of Troy Ltd.*	21,598	954,632
Hovnanian Enterprises, Inc., Class A*	70,185	367,068
iRobot Corp.*	15,900	598,953
KB Home	56,500	1,018,130
La-Z-Boy, Inc.	34,709	788,241
Libbey, Inc.*	13,200	313,896
M.D.C. Holdings, Inc.	27,500	825,275
M/I Homes, Inc.*	13,600	280,432
Meritage Homes Corp.*	24,439	1,049,655
NACCO Industries, Inc., Class A	2,800	155,176
Ryland Group, Inc.	31,356	1,271,172
Skullcandy, Inc.*	2,800	17,304
Standard Pacific Corp.*	100,400	794,164
TRI Pointe Homes, Inc.*	2,800	41,104
Universal Electronics, Inc.*	9,800	353,094
William Lyon Homes, Class A*	3,500	71,120
Zagg, Inc.*	1,200	5,400

		9,747,482

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	2,200	10,846
Blue Nile, Inc.*	9,800	401,114
HSN, Inc.	22,868	1,226,182
Nutrisystem, Inc.	2,400	34,512
Orbitz Worldwide, Inc.*	19,700	189,711
Overstock.com, Inc.*	6,500	192,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Shutterfly, Inc.*	25,497	$1,424,773

		3,479,993

Leisure Equipment & Products (0.5%)
Arctic Cat, Inc.	8,600	490,630
Black Diamond, Inc.*	2,200	26,752
Brunswick Corp.	59,358	2,368,978
Callaway Golf Co.	52,763	375,672
JAKKS Pacific, Inc.	11,798	52,973
LeapFrog Enterprises, Inc.*	43,500	409,770
Smith & Wesson Holding Corp.*	48,135	529,004
Sturm Ruger & Co., Inc.	14,400	901,872

		5,155,651

Media (1.3%)
Belo Corp., Class A	76,323	1,045,625
Carmike Cinemas, Inc.*	15,100	333,408
Central European Media Enterprises Ltd., Class A*	26,200	138,074
Crown Media Holdings, Inc., Class A*	88,711	273,230
Dex Media, Inc.*	1,800	14,634
Entercom Communications Corp., Class A*	1,700	14,926
Entravision Communications Corp., Class A	10,600	62,540
EW Scripps Co., Class A*	20,700	379,845
Gray Television, Inc.*	2,600	20,410
Harte-Hanks, Inc.	23,200	204,856
Journal Communications, Inc., Class A*	2,700	23,085
Live Nation Entertainment, Inc.*	95,313	1,768,056
Loral Space & Communications, Inc.	10,096	683,802
McClatchy Co., Class A*	37,200	111,600
MDC Partners, Inc., Class A	14,800	414,104
Meredith Corp.	26,700	1,271,454
National CineMedia, Inc.	38,023	717,114
New York Times Co., Class A*	100,700	1,265,799
Nexstar Broadcasting Group, Inc., Class A	19,900	885,649
ReachLocal, Inc.*	1,300	15,483
Scholastic Corp.	22,160	634,884
Sinclair Broadcast Group, Inc., Class A	46,300	1,551,976
Valassis Communications, Inc.	32,134	928,030

		12,758,584

Multiline Retail (0.2%)
Bon-Ton Stores, Inc.	500	5,275
Fred’s, Inc., Class A	35,015	547,985
Gordmans Stores, Inc.	8,900	100,125
Saks, Inc.*	84,616	1,348,779
Tuesday Morning Corp.*	29,000	442,830

		2,444,994

Specialty Retail (3.5%)
Aeropostale, Inc.*	59,300	557,420
America’s Car-Mart, Inc.*	5,300	239,083
ANN, Inc.*	34,204	1,238,869
Asbury Automotive Group, Inc.*	20,842	1,108,794
Barnes & Noble, Inc.*	21,300	275,622
bebe stores, Inc.	23,100	140,679
Big 5 Sporting Goods Corp.	6,038	97,091
Brown Shoe Co., Inc.	39,863	935,585
Buckle, Inc.	23,389	1,264,175
Cato Corp., Class A	23,623	660,972
Children’s Place Retail Stores, Inc.* .	15,690	907,823
Conn’s, Inc.*	14,400	720,576
Destination Maternity Corp.	400	12,720
Destination XL Group, Inc.*	3,000	19,410
Express, Inc.*	63,700	1,502,683
Finish Line, Inc., Class A	40,613	1,010,045
Five Below, Inc.*	22,205	971,469
Francesca’s Holdings Corp.*	24,800	462,272
Genesco, Inc.*	16,957	1,112,040
Group 1 Automotive, Inc.	14,737	1,144,770
Haverty Furniture Cos., Inc.	13,300	326,249
hhgregg, Inc.*	10,700	191,637
Hibbett Sports, Inc.*	19,355	1,086,783
Jos. A. Bank Clothiers, Inc.*	23,587	1,036,885
Kirkland’s, Inc.*	7,000	129,080
Lithia Motors, Inc., Class A	16,100	1,174,656
Lumber Liquidators Holdings, Inc.* .	19,576	2,087,780
MarineMax, Inc.*	1,800	21,960
Mattress Firm Holding Corp.*	7,600	241,680
Men’s Wearhouse, Inc.	36,951	1,258,182
Monro Muffler Brake, Inc.	21,604	1,004,370
New York & Co., Inc.*	4,900	28,322
Office Depot, Inc.*	203,800	984,354
OfficeMax, Inc.	70,987	907,924
Penske Automotive Group, Inc.	27,700	1,183,621
PEP Boys-Manny, Moe & Jack*	39,777	496,019
Pier 1 Imports, Inc.	71,156	1,388,965
Rent-A-Center, Inc.	42,203	1,607,934
Restoration Hardware Holdings, Inc.*	12,000	760,200
rue21, Inc.*	11,800	476,012
Sears Hometown and Outlet Stores, Inc.*	1,800	57,150
Select Comfort Corp.*	43,800	1,066,530
Shoe Carnival, Inc.	8,000	216,080
Sonic Automotive, Inc., Class A	30,125	716,975
Stage Stores, Inc.	21,774	418,061
Systemax, Inc.	11,771	109,117
Tile Shop Holdings, Inc.*	12,500	368,625
Tilly’s, Inc., Class A*	13,100	190,081
Vitamin Shoppe, Inc.*	21,000	918,750
West Marine, Inc.*	500	6,100
Winmark Corp.	300	22,113
Zale Corp.*	18,500	281,200
Zumiez, Inc.*	16,900	465,342

		35,610,835

Textiles, Apparel & Luxury Goods (1.4%)
Columbia Sportswear Co.	9,634	580,256
Crocs, Inc.*	63,734	867,420
Fifth & Pacific Cos., Inc.*	77,265	1,941,669
G-III Apparel Group Ltd.*	12,100	660,539
Iconix Brand Group, Inc.*	38,631	1,283,322
Jones Group, Inc.	67,394	1,011,584
Maidenform Brands, Inc.*	17,330	407,082
Movado Group, Inc.	12,300	538,125
Oxford Industries, Inc.	10,300	700,194
Perry Ellis International, Inc.	1,600	30,144
Quiksilver, Inc.*	88,300	620,749
Skechers U.S.A., Inc., Class A*	31,479	979,312
Steven Madden Ltd.*	27,427	1,476,395
Tumi Holdings, Inc.*	32,400	652,860
Unifi, Inc.*	1,200	28,032
Vera Bradley, Inc.*	7,127	146,531

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine World Wide, Inc.	37,240	$2,168,485

		14,092,699

Total Consumer Discretionary		140,558,672

Consumer Staples (3.9%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	4,974	1,214,700
Coca-Cola Bottling Co. Consolidated	3,000	187,860
National Beverage Corp.	12,800	228,608

		1,631,168

Food & Staples Retailing (1.3%)
Andersons, Inc.	14,406	1,006,979
Casey’s General Stores, Inc.	25,413	1,867,856
Chefs’ Warehouse, Inc.*	10,500	242,550
Fairway Group Holdings Corp.*	4,300	109,908
Harris Teeter Supermarkets, Inc.	30,802	1,515,150
Nash Finch Co.	100	2,641
Pantry, Inc.*	10,235	113,404
Pricesmart, Inc.	13,052	1,243,073
Rite Aid Corp.*	479,400	2,281,944
Roundy’s, Inc.	2,000	17,200
Spartan Stores, Inc.	15,270	336,856
SUPERVALU, Inc.*	151,100	1,243,553
Susser Holdings Corp.*	12,200	648,430
United Natural Foods, Inc.*	36,788	2,472,889
Weis Markets, Inc.	8,051	394,016

		13,496,449

Food Products (1.7%)
Alico, Inc.	100	4,117
Annie’s, Inc.*	9,300	456,630
B&G Foods, Inc.	39,300	1,357,815
Boulder Brands, Inc.*	43,200	692,928
Calavo Growers, Inc.	6,600	199,584
Cal-Maine Foods, Inc.	11,692	562,385
Chiquita Brands International, Inc.*	29,300	370,938
Darling International, Inc.*	80,197	1,696,969
Diamond Foods, Inc.*	12,937	305,054
Dole Food Co., Inc.*	34,800	473,976
Farmer Bros Co.*	8,117	122,242
Fresh Del Monte Produce, Inc.	26,804	795,543
Hain Celestial Group, Inc.*	26,280	2,026,714
J&J Snack Foods Corp.	11,703	944,666
John B. Sanfilippo & Son, Inc.	100	2,319
Lancaster Colony Corp.	13,737	1,075,470
Lifeway Foods, Inc.	16,215	219,065
Omega Protein Corp.*	1,500	15,255
Pilgrim’s Pride Corp.*	32,100	538,959
Post Holdings, Inc.*	19,700	795,289
Sanderson Farms, Inc.	17,293	1,128,195
Seaboard Corp.	267	733,716
Seneca Foods Corp., Class A*	8,000	240,720
Snyders-Lance, Inc.	34,640	999,364
Tootsie Roll Industries, Inc.	13,250	408,365
TreeHouse Foods, Inc.*	24,033	1,606,125

		17,772,403

Household Products (0.2%)
Central Garden & Pet Co., Class A*	29,233	200,246
Harbinger Group, Inc.*	34,100	353,617
Orchids Paper Products Co.	800	22,136
Spectrum Brands Holdings, Inc.	14,600	961,264
WD-40 Co.	12,027	780,552

		2,317,815

Personal Products (0.4%)
Elizabeth Arden, Inc.*	19,800	731,016
Female Health Co.	800	7,896
Inter Parfums, Inc.	12,000	359,880
Lifevantage Corp.*	6,300	14,994
Medifast, Inc.*	6,600	177,474
Nature’s Sunshine Products, Inc.	100	1,907
Prestige Brands Holdings, Inc.*	36,000	1,084,320
Revlon, Inc., Class A*	12,600	349,902
Star Scientific, Inc.*	78,707	150,330
Synutra International, Inc.*	55,000	291,500
USANA Health Sciences, Inc.*	6,150	533,759

		3,702,978

Tobacco (0.1%)
Alliance One International, Inc.*	400	1,164
Universal Corp.	16,753	853,230
Vector Group Ltd.	38,412	618,436

		1,472,830

Total Consumer Staples		40,393,643

Energy (5.6%)
Energy Equipment & Services (1.9%)
Basic Energy Services, Inc.*	10,100	127,664
Bristow Group, Inc.	27,080	1,970,341
C&J Energy Services, Inc.*	31,700	636,536
Cal Dive International, Inc.*	40,198	82,406
CARBO Ceramics, Inc.	13,400	1,328,074
Era Group, Inc.*	13,600	369,648
Exterran Holdings, Inc.*	46,900	1,293,033
Forum Energy Technologies, Inc.*	26,600	718,466
Geospace Technologies Corp.*	9,000	758,700
Global Geophysical Services, Inc.*	48,900	132,519
Gulf Island Fabrication, Inc.	9,296	227,845
Gulfmark Offshore, Inc., Class A	19,255	979,887
Helix Energy Solutions Group, Inc.*	70,200	1,780,974
Hercules Offshore, Inc.*	97,424	718,015
Hornbeck Offshore Services, Inc.*	25,534	1,466,673
ION Geophysical Corp.*	105,500	548,600
Key Energy Services, Inc.*	107,572	784,200
Matrix Service Co.*	18,600	364,932
Natural Gas Services Group, Inc.*	9,077	243,445
Newpark Resources, Inc.*	70,202	888,757
Nuverra Environmental Solutions, Inc.*	74,457	170,507
Parker Drilling Co.*	102,029	581,565
PHI, Inc. (Non-Voting)*	9,300	350,703
Pioneer Energy Services Corp.*	43,400	325,934
SEACOR Holdings, Inc.	13,600	1,229,984
Tesco Corp.*	20,200	334,714
TETRA Technologies, Inc.*	70,061	877,864
Willbros Group, Inc.*	23,798	218,466

		19,510,452

Oil, Gas & Consumable Fuels (3.7%)
Abraxas Petroleum Corp.*	51,900	133,383
Alon USA Energy, Inc.	14,000	142,940
Alpha Natural Resources, Inc.*	149,600	891,616
Amyris, Inc.*	5,200	12,012
Apco Oil and Gas International, Inc.*	7,655	109,160
Approach Resources, Inc.*	23,400	614,952
Arch Coal, Inc.	151,100	621,021
Berry Petroleum Co., Class A	40,021	1,726,106
Bill Barrett Corp.*	36,802	924,098
Bonanza Creek Energy, Inc.*	19,900	960,374

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
BPZ Resources, Inc.*	60,455	$117,887
Carrizo Oil & Gas, Inc.*	26,003	970,172
Clayton Williams Energy, Inc.*	3,400	178,398
Clean Energy Fuels Corp.*	47,059	601,414
Cloud Peak Energy, Inc.*	44,777	656,879
Comstock Resources, Inc.	35,000	556,850
Contango Oil & Gas Co.	10,649	391,351
Crosstex Energy, Inc.	32,211	672,888
Delek U.S. Holdings, Inc.	25,200	531,468
Diamondback Energy, Inc.*	12,100	515,944
Endeavour International Corp.*	26,100	139,635
Energy XXI Bermuda Ltd.	57,002	1,721,460
EPL Oil & Gas, Inc.*	23,200	860,952
EXCO Resources, Inc.	91,900	619,406
Forest Oil Corp.*	83,900	511,790
Frontline Ltd.*	13,000	34,450
FX Energy, Inc.*	29,500	101,480
GasLog Ltd.	21,900	326,967
Goodrich Petroleum Corp.*	17,600	427,504
Green Plains Renewable Energy, Inc.	10,800	173,340
Halcon Resources Corp.*	140,150	620,865
Isramco, Inc.*	1,721	213,318
Jura Energy Corp.*	690	188
KiOR, Inc., Class A*	37,000	104,340
Knightsbridge Tankers Ltd.	3,850	39,155
Kodiak Oil & Gas Corp.*	188,100	2,268,486
Magnum Hunter Resources Corp.*	104,900	647,233
Matador Resources Co.*	33,500	547,055
Midstates Petroleum Co., Inc.*	18,300	93,879
Nordic American Tankers Ltd.	37,501	309,008
Northern Oil and Gas, Inc.*	45,861	661,774
Panhandle Oil and Gas, Inc., Class A	7,800	220,584
PDC Energy, Inc.*	21,161	1,259,926
PetroQuest Energy, Inc.*	41,100	164,811
Quicksilver Resources, Inc.*	83,600	164,692
Renewable Energy Group, Inc.*	20,300	307,545
Rentech, Inc.	158,100	313,038
Resolute Energy Corp.*	30,500	254,980
Rex Energy Corp.*	24,000	535,200
Rosetta Resources, Inc.*	39,624	2,157,923
Sanchez Energy Corp.*	19,300	509,713
Scorpio Tankers, Inc.	110,000	1,073,600
SemGroup Corp., Class A	30,500	1,739,110
Ship Finance International Ltd.	36,005	549,796
Solazyme, Inc.*	32,400	348,948
Stone Energy Corp.*	32,982	1,069,606
Swift Energy Co.*	34,769	397,062
Synergy Resources Corp.*	33,300	324,675
Targa Resources Corp.	20,665	1,507,718
Teekay Tankers Ltd., Class A	48,357	126,695
Triangle Petroleum Corp.*	36,900	362,358
VAALCO Energy, Inc.*	33,100	184,698
W&T Offshore, Inc.	31,644	560,732
Warren Resources, Inc.*	47,400	138,882
Western Refining, Inc.	40,803	1,225,722
ZaZa Energy Corp.*	49,900	57,385

		37,306,597

Total Energy		56,817,049

Financials (22.2%)
Capital Markets (2.5%)
Apollo Investment Corp.	144,691	1,179,232
Arlington Asset Investment Corp., Class A	9,200	218,776
BGC Partners, Inc., Class A	70,100	396,065
BlackRock Kelso Capital Corp.	45,469	431,501
Calamos Asset Management, Inc., Class A	14,471	144,565
Capital Southwest Corp.	8,760	299,680
Cohen & Steers, Inc.	14,609	515,844
Diamond Hill Investment Group, Inc.	1,813	193,900
Evercore Partners, Inc., Class A	20,411	1,004,833
FBR & Co.*	300	8,043
Fidus Investment Corp.	500	9,700
Fifth Street Finance Corp.	81,809	841,815
Financial Engines, Inc.	32,600	1,937,744
FXCM, Inc., Class A	20,100	396,975
GAMCO Investors, Inc., Class A	4,600	349,278
Garrison Capital, Inc.	100	1,478
GFI Group, Inc.	48,600	191,970
Gladstone Capital Corp.	17,601	153,657
Gladstone Investment Corp.	18,904	133,273
Golub Capital BDC, Inc.	16,200	280,908
Greenhill & Co., Inc.	20,700	1,032,516
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,500	17,100
Hercules Technology Growth Capital, Inc.	42,307	645,182
HFF, Inc., Class A	21,300	533,565
ICG Group, Inc.*	26,300	373,197
INTL FCStone, Inc.*	9,100	186,095
Investment Technology Group, Inc.*	26,900	422,868
Janus Capital Group, Inc.	101,100	860,361
JMP Group, Inc.	11,800	73,042
KCAP Financial, Inc.	3,244	29,131
KCG Holdings, Inc., Class A*	61,246	531,003
Ladenburg Thalmann Financial Services, Inc.*	158,000	285,980
Main Street Capital Corp.	25,600	766,208
Manning & Napier, Inc.	2,000	33,360
MCG Capital Corp.	51,836	261,253
Medallion Financial Corp.	12,330	183,470
Medley Capital Corp.	10,300	142,037
MVC Capital, Inc.	17,400	227,244
New Mountain Finance Corp.	21,200	305,492
NGP Capital Resources Co.	16,241	120,671
Oppenheimer Holdings, Inc., Class A	7,700	136,829
PennantPark Investment Corp.	46,058	518,613
Piper Jaffray Cos., Inc.*	11,300	387,477
Prospect Capital Corp.	164,795	1,842,408
Pzena Investment Management, Inc., Class A	36,611	248,222
Safeguard Scientifics, Inc.*	14,200	222,798
Solar Capital Ltd.	26,800	594,156
Solar Senior Capital Ltd.	600	10,848
Stellus Capital Investment Corp.	200	2,996
Stifel Financial Corp.*	46,786	1,928,519
SWS Group, Inc.*	20,683	115,411
TCP Capital Corp.	12,422	201,485
THL Credit, Inc.	18,500	288,970
TICC Capital Corp.	24,300	236,925
Triangle Capital Corp.	16,100	472,857
Virtus Investment Partners, Inc.*	3,578	581,926
Walter Investment Management Corp.*	25,102	992,533

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Westwood Holdings Group, Inc.	4,097	$196,861
WhiteHorse Finance, Inc.	100	1,510
WisdomTree Investments, Inc.*	68,000	789,480

		25,489,836

Commercial Banks (6.8%)
1st Source Corp.	10,220	275,122
1st United Bancorp, Inc./Florida	600	4,398
American National Bankshares, Inc.	100	2,320
Ameris Bancorp*	10,854	199,497
Ames National Corp.	7,650	174,190
Arrow Financial Corp.	8,271	210,998
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	615,051
Bancorp, Inc./Delaware*	16,500	292,380
BancorpSouth, Inc.	61,300	1,222,322
Bank of Kentucky Financial Corp.	100	2,731
Bank of Marin Bancorp/California	4,100	170,355
Bank of the Ozarks, Inc.	22,338	1,072,001
Banner Corp.	12,000	457,920
BBCN Bancorp, Inc.	48,269	664,181
BNC Bancorp	300	4,002
Boston Private Financial Holdings, Inc.	61,370	681,207
Bridge Bancorp, Inc.	7,381	158,691
Bridge Capital Holdings*	15,400	261,492
Bryn Mawr Bank Corp.	7,280	196,342
C&F Financial Corp.	200	9,680
Camden National Corp.	5,400	220,860
Capital Bank Financial Corp., Class A*	16,800	368,760
Capital City Bank Group, Inc.*	9,900	116,622
Cardinal Financial Corp.	20,800	343,824
Cascade Bancorp*	28,100	163,823
Cathay General Bancorp	52,247	1,221,012
Centerstate Banks, Inc.	15,393	149,004
Chemical Financial Corp.	17,541	489,745
Citizens & Northern Corp.	9,502	189,470
City Holding Co.	14,550	629,142
CNB Financial Corp./Pennsylvania	7,100	121,055
CoBiz Financial, Inc.	23,421	226,247
Columbia Banking System, Inc.	39,385	972,809
Community Bank System, Inc.	25,878	882,957
Community Trust Bancorp, Inc.	13,296	539,685
CommunityOne Bancorp*	10,404	102,792
Customers Bancorp, Inc.*	600	9,660
CVB Financial Corp.	69,987	946,224
Eagle Bancorp, Inc.*	13,750	388,987
Enterprise Financial Services Corp.	10,995	184,496
F.N.B. Corp./Pennsylvania	94,051	1,140,839
Fidelity Southern Corp.	910	13,959
Financial Institutions, Inc.	9,700	198,462
First Bancorp, Inc./Maine	7,019	117,779
First Bancorp/North Carolina	12,210	176,434
First BanCorp/Puerto Rico*	51,300	291,384
First Busey Corp.	54,406	283,455
First Commonwealth Financial Corp.	76,813	583,011
First Community Bancshares, Inc./Virginia	11,800	192,930
First Connecticut Bancorp, Inc./Connecticut	18,300	269,010
First Financial Bancorp	47,316	717,784
First Financial Bankshares, Inc.	25,812	1,518,262
First Financial Corp./Indiana	8,000	252,560
First Financial Holdings, Inc.	15,880	875,941
First Merchants Corp.	20,400	353,532
First Midwest Bancorp, Inc./Illinois	61,668	931,803
First NBC Bank Holding Co.*	100	2,438
First of Long Island Corp.	4,300	167,055
FirstMerit Corp.	109,814	2,384,062
Flushing Financial Corp.	24,842	458,335
German American Bancorp, Inc.	8,800	221,936
Glacier Bancorp, Inc.	59,314	1,465,649
Great Southern Bancorp, Inc.	8,230	232,333
Guaranty Bancorp	100	1,369
Hampton Roads Bankshares, Inc.*	900	1,278
Hancock Holding Co.	54,886	1,722,323
Hanmi Financial Corp.	23,900	396,023
Heartland Financial USA, Inc.	10,500	292,530
Heritage Commerce Corp.	100	765
Heritage Financial Corp./Washington	7,600	117,952
Home BancShares, Inc./Arkansas	35,500	1,078,135
Home Federal Bancorp, Inc./Idaho	12,082	151,992
Hudson Valley Holding Corp.	13,100	246,018
IBERIABANK Corp.	22,185	1,150,736
Independent Bank Corp./Massachusetts	19,586	699,220
Independent Bank Group, Inc.	100	3,600
International Bancshares Corp.	46,090	996,927
Investors Bancorp, Inc.	38,148	834,678
Lakeland Bancorp, Inc.	23,200	261,000
Lakeland Financial Corp.	12,400	404,860
MainSource Financial Group, Inc.	16,181	245,789
MB Financial, Inc.	41,451	1,170,576
Merchants Bancshares, Inc.	3,900	112,905
Metro Bancorp, Inc.*	11,523	242,098
National Bank Holdings Corp., Class A	35,400	727,116
National Penn Bancshares, Inc.	79,791	801,900
NBT Bancorp, Inc.	37,182	854,442
OFG Bancorp	39,100	633,029
Old National Bancorp/Indiana	75,539	1,072,654
OmniAmerican Bancorp, Inc.*	9,300	227,478
Pacific Continental Corp.	15,330	200,976
Pacific Premier Bancorp, Inc.*	100	1,344
PacWest Bancorp	25,416	873,294
Park National Corp.	10,148	802,504
Park Sterling Corp.	300	1,923
Penns Woods Bancorp, Inc.	3,000	149,460
Peoples Bancorp, Inc./Ohio	9,920	207,130
Pinnacle Financial Partners, Inc.*	25,800	769,098
Preferred Bank/California*	200	3,558
PrivateBancorp, Inc.	44,370	949,518
Prosperity Bancshares, Inc.	41,084	2,540,635
Renasant Corp.	16,481	447,789
Republic Bancorp, Inc./Kentucky, Class A	7,400	203,870
S&T Bancorp, Inc.	20,325	492,271
Sandy Spring Bancorp, Inc.	19,851	461,734
Seacoast Banking Corp. of Florida*	2,100	4,557
Sierra Bancorp	9,866	155,192
Simmons First National Corp., Class A	10,800	335,772
Southside Bancshares, Inc.	13,198	353,970
Southwest Bancorp, Inc./Oklahoma*	14,757	218,551
State Bank Financial Corp.	23,200	368,184
StellarOne Corp.	16,896	380,160
Sterling Bancorp/New York	21,698	297,914

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sterling Financial Corp./Washington	19,700	$564,405
Suffolk Bancorp*	7,962	141,087
Sun Bancorp, Inc./New Jersey*	88,500	338,955
Susquehanna Bancshares, Inc.	127,137	1,595,569
SY Bancorp, Inc.	8,500	240,805
Texas Capital Bancshares, Inc.*	26,123	1,200,874
Tompkins Financial Corp.	9,900	457,578
TowneBank/Virginia	18,200	262,444
Trico Bancshares	9,316	212,218
Trustmark Corp.	53,380	1,366,528
UMB Financial Corp.	21,518	1,169,288
Umpqua Holdings Corp.	91,804	1,489,061
Union First Market Bankshares Corp.	13,300	310,821
United Bankshares, Inc./West Virginia	34,217	991,609
United Community Banks, Inc./Georgia*	23,900	358,500
Univest Corp. of Pennsylvania	7,934	149,556
VantageSouth Bancshares, Inc.*	1,100	5,841
ViewPoint Financial Group, Inc.	25,560	528,325
Washington Banking Co.	12,300	172,938
Washington Trust Bancorp, Inc.	9,900	311,157
Webster Financial Corp.	56,165	1,433,892
WesBanco, Inc.	18,898	561,838
Westamerica Bancorp	17,874	889,053
Western Alliance Bancorp*	51,260	970,352
Wilshire Bancorp, Inc.	45,700	373,826
Wintrust Financial Corp.	24,912	1,023,136

		69,577,460

Consumer Finance (0.8%)
Cash America International, Inc.	24,338	1,102,025
Credit Acceptance Corp.*	5,700	631,617
DFC Global Corp.*	32,108	352,867
Encore Capital Group, Inc.*	15,600	715,416
EZCORP, Inc., Class A*	37,296	629,556
First Cash Financial Services, Inc.*	20,968	1,215,096
First Marblehead Corp.*	39,500	32,390
Green Dot Corp., Class A*	17,100	450,243
Nelnet, Inc., Class A	16,369	629,388
Nicholas Financial, Inc.	300	4,887
Portfolio Recovery Associates, Inc.*	34,248	2,052,825
World Acceptance Corp.*	7,381	663,700

		8,480,010

Diversified Financial Services (0.3%)
MarketAxess Holdings, Inc.	26,012	1,561,760
NewStar Financial, Inc.*	18,400	336,168
PHH Corp.*	44,915	1,066,282
PICO Holdings, Inc.*	17,775	385,007

		3,349,217

Insurance (2.6%)
Ambac Financial Group, Inc.*	30,500	553,270
American Equity Investment Life Holding Co.	49,493	1,050,241
American Safety Insurance Holdings Ltd.*	9,506	287,081
AMERISAFE, Inc.	14,200	504,242
Amtrust Financial Services, Inc.	21,417	836,548
Argo Group International Holdings Ltd.	21,932	940,444
Baldwin & Lyons, Inc., Class B	6,623	161,469
Citizens, Inc./Texas*	25,149	217,287
CNO Financial Group, Inc.	151,501	2,181,614
Crawford & Co., Class B	400	3,880
Donegal Group, Inc., Class A	10,244	143,314
eHealth, Inc.*	14,900	480,674
Employers Holdings, Inc.	28,001	832,750
Enstar Group Ltd.*	6,488	886,261
First American Financial Corp.	83,300	2,028,355
Global Indemnity plc*	12,000	305,520
Greenlight Capital Reinsurance Ltd., Class A*	23,193	659,609
Hallmark Financial Services, Inc.*	300	2,661
HCI Group, Inc.	2,400	98,016
Hilltop Holdings, Inc.*	42,000	777,000
Horace Mann Educators Corp.	32,637	926,238
Infinity Property & Casualty Corp.	11,552	746,259
Kansas City Life Insurance Co.	4,706	208,099
Maiden Holdings Ltd.	43,061	508,550
Meadowbrook Insurance Group, Inc.	33,577	218,251
Montpelier Reinsurance Holdings Ltd.	32,893	856,863
National Interstate Corp.	9,900	275,319
National Western Life Insurance Co., Class A	1,600	322,832
Navigators Group, Inc.*	8,503	491,218
OneBeacon Insurance Group Ltd., Class A	15,700	231,732
Phoenix Cos., Inc.*	4,030	155,840
Platinum Underwriters Holdings Ltd.	22,727	1,357,484
Primerica, Inc.	38,600	1,557,124
RLI Corp.	15,148	1,324,238
Safety Insurance Group, Inc.	10,875	576,049
Selective Insurance Group, Inc.	43,532	1,066,534
State Auto Financial Corp.	11,534	241,522
Stewart Information Services Corp.	12,627	403,938
Symetra Financial Corp.	49,600	883,872
Tower Group International Ltd.	32,200	225,400
United Fire Group, Inc.	20,164	614,397
Universal Insurance Holdings, Inc.	2,500	17,625

		26,159,620

Real Estate Investment Trusts (REITs) (7.3%)
Acadia Realty Trust (REIT)	32,673	806,370
AG Mortgage Investment Trust, Inc. (REIT)	18,700	310,794
Agree Realty Corp. (REIT)	5,212	157,298
Alexander’s, Inc. (REIT)	1,775	507,863
American Assets Trust, Inc. (REIT)	24,218	738,891
American Capital Mortgage Investment Corp. (REIT)	41,874	827,430
American Realty Capital Properties, Inc. (REIT)	104,300	1,272,460
Anworth Mortgage Asset Corp. (REIT)	93,511	451,658
Apollo Commercial Real Estate Finance, Inc. (REIT)	25,000	381,750
Apollo Residential Mortgage, Inc. (REIT)	16,600	242,194
ARMOUR Residential REIT, Inc. (REIT)	265,614	1,115,579
Ashford Hospitality Trust, Inc. (REIT)	43,700	539,258
Associated Estates Realty Corp. (REIT)	30,124	449,149
Campus Crest Communities, Inc. (REIT)	44,700	482,760
CapLease, Inc. (REIT)	60,225	511,310
Capstead Mortgage Corp. (REIT)	63,337	745,476

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Cedar Realty Trust, Inc. (REIT)	29,546	$153,048
Chambers Street Properties (REIT)	168,600	1,480,308
Chatham Lodging Trust (REIT)	1,700	30,362
Chesapeake Lodging Trust (REIT)	27,900	656,766
Colonial Properties Trust (REIT)	60,733	1,365,885
Colony Financial, Inc. (REIT)	44,846	896,023
CoreSite Realty Corp. (REIT)	14,400	488,736
Cousins Properties, Inc. (REIT)	113,906	1,172,093
CubeSmart (REIT)	87,968	1,569,349
CyrusOne, Inc. (REIT)	12,050	228,709
CYS Investments, Inc. (REIT)	119,475	971,332
DCT Industrial Trust, Inc. (REIT)	189,400	1,361,786
DiamondRock Hospitality Co. (REIT)	123,698	1,319,858
DuPont Fabros Technology, Inc. (REIT)	43,200	1,113,264
Dynex Capital, Inc. (REIT)	28,800	252,576
EastGroup Properties, Inc. (REIT)	21,827	1,292,377
Education Realty Trust, Inc. (REIT)	79,494	723,395
EPR Properties (REIT)	35,114	1,711,456
Equity One, Inc. (REIT)	39,386	860,978
Excel Trust, Inc. (REIT)	22,400	268,800
FelCor Lodging Trust, Inc. (REIT)*	74,272	457,516
First Industrial Realty Trust, Inc. (REIT)	69,230	1,126,372
First Potomac Realty Trust (REIT)	31,244	392,737
Franklin Street Properties Corp. (REIT)	55,099	701,961
GEO Group, Inc. (REIT)	46,842	1,557,496
Getty Realty Corp. (REIT)	15,620	303,497
Gladstone Commercial Corp. (REIT)	8,300	149,068
Glimcher Realty Trust (REIT)	98,632	961,662
Government Properties Income Trust (REIT)	37,066	886,989
Gramercy Property Trust, Inc. (REIT)*	2,800	11,620
Healthcare Realty Trust, Inc. (REIT)	63,558	1,468,825
Hersha Hospitality Trust (REIT)	122,477	684,646
Highwoods Properties, Inc. (REIT)	58,995	2,083,113
Hudson Pacific Properties, Inc. (REIT)	25,500	495,975
Inland Real Estate Corp. (REIT)	57,908	592,399
Invesco Mortgage Capital, Inc. (REIT)	92,694	1,426,561
Investors Real Estate Trust (REIT)	60,196	496,617
iStar Financial, Inc. (REIT)*	71,700	863,268
JAVELIN Mortgage Investment Corp. (REIT)	6,400	75,712
Kite Realty Group Trust (REIT)	46,229	274,138
LaSalle Hotel Properties (REIT)	63,240	1,803,605
Lexington Realty Trust (REIT)	106,086	1,191,346
LTC Properties, Inc. (REIT)	21,469	815,393
Medical Properties Trust, Inc. (REIT)	103,912	1,264,609
Monmouth Real Estate Investment Corp. (REIT), Class A	26,151	237,190
MPG Office Trust, Inc. (REIT)*	11,600	36,308
National Health Investors, Inc. (REIT)	17,028	968,723
New Residential Investment Corp. (REIT)	171,400	1,134,668
New York Mortgage Trust, Inc. (REIT)	32,300	201,875
NorthStar Realty Finance Corp. (REIT)	157,399	1,460,663
One Liberty Properties, Inc. (REIT)	12,700	257,556
Parkway Properties, Inc./Maryland (REIT)	29,500	524,215
Pebblebrook Hotel Trust (REIT)	42,843	1,230,023
Pennsylvania Real Estate Investment Trust (REIT)	44,352	829,382
PennyMac Mortgage Investment Trust (REIT)	42,545	964,921
Potlatch Corp. (REIT)	29,144	1,156,434
PS Business Parks, Inc. (REIT)	14,780	1,102,884
RAIT Financial Trust (REIT)	41,800	295,944
Ramco-Gershenson Properties Trust (REIT)	41,400	637,974
Redwood Trust, Inc. (REIT)	63,891	1,258,014
Resource Capital Corp. (REIT)	74,994	445,464
Retail Opportunity Investments Corp. (REIT)	45,000	621,900
RLJ Lodging Trust (REIT)	85,200	2,001,348
Rouse Properties, Inc. (REIT)	16,500	339,570
Ryman Hospitality Properties, Inc. (REIT)	29,834	1,029,571
Sabra Health Care REIT, Inc. (REIT)	26,683	613,976
Saul Centers, Inc. (REIT)	4,900	226,625
Select Income REIT (REIT)	14,500	374,100
Sovran Self Storage, Inc. (REIT)	23,362	1,768,036
STAG Industrial, Inc. (REIT)	25,300	509,036
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	1,062,519
Summit Hotel Properties, Inc. (REIT)	38,900	357,491
Sun Communities, Inc. (REIT)	24,928	1,062,431
Sunstone Hotel Investors, Inc. (REIT)	112,521	1,433,518
Terreno Realty Corp. (REIT)	7,800	138,528
UMH Properties, Inc. (REIT)	200	1,986
Universal Health Realty Income Trust (REIT)	11,050	462,663
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	288,041
Washington Real Estate Investment Trust (REIT)	48,017	1,213,390
Western Asset Mortgage Capital Corp. (REIT)	7,100	113,529
Whitestone REIT (REIT)	1,200	17,676
Winthrop Realty Trust (REIT)	20,000	223,000

		74,143,638

Real Estate Management & Development (0.3%)
Alexander & Baldwin, Inc.*	29,200	1,051,784
Altisource Residential Corp.	17,100	392,958
AV Homes, Inc.*	6,400	111,744
Consolidated-Tomoka Land Co.	4,500	173,205
Forestar Group, Inc.*	31,321	674,341
Kennedy-Wilson Holdings, Inc.	30,700	569,792
Tejon Ranch Co.*	7,402	228,278
Thomas Properties Group, Inc.	44,800	301,056

		3,503,158

Thrifts & Mortgage Finance (1.6%)
Astoria Financial Corp.	70,553	877,679
Bank Mutual Corp.	400	2,508
BankFinancial Corp.	22,021	196,427
BBX Capital Corp., Class A*	200	2,874
Beneficial Mutual Bancorp, Inc.*	21,654	215,890

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Berkshire Hills Bancorp, Inc.	22,894	$574,868
BofI Holding, Inc.*	7,700	499,422
Brookline Bancorp, Inc.	60,777	571,912
Capitol Federal Financial, Inc.	100,900	1,254,187
Charter Financial Corp./Maryland	1,700	18,360
Clifton Savings Bancorp, Inc.	18,112	224,408
Dime Community Bancshares, Inc.	18,101	301,382
ESB Financial Corp.	10,766	137,267
ESSA Bancorp, Inc.	9,639	100,438
EverBank Financial Corp.	54,500	816,410
Farmer Mac, Class C	8,300	277,054
First Defiance Financial Corp.	100	2,339
First Financial Northwest, Inc.	1,000	10,430
Fox Chase Bancorp, Inc.	100	1,740
Franklin Financial Corp./Virginia	14,500	274,920
Home Loan Servicing Solutions Ltd.	47,100	1,036,671
HomeStreet, Inc.	700	13,510
Kearny Financial Corp.*	23,516	240,334
Meridian Interstate Bancorp, Inc.*	100	2,179
MGIC Investment Corp.*	221,087	1,609,513
Northfield Bancorp, Inc./New Jersey	39,383	478,110
Northwest Bancshares, Inc.	68,410	904,380
OceanFirst Financial Corp.	10,200	172,482
Oritani Financial Corp.	44,350	730,001
PennyMac Financial Services, Inc., Class A*	900	16,911
Provident Financial Services, Inc.	55,316	896,672
Provident New York Bancorp	29,200	317,988
Radian Group, Inc.	120,000	1,671,600
Rockville Financial, Inc.	20,800	270,400
Roma Financial Corp.*	14,455	268,718
Territorial Bancorp, Inc.	9,695	212,999
TrustCo Bank Corp./New York	70,354	419,310
United Financial Bancorp, Inc.	13,345	215,789
Walker & Dunlop, Inc.*	13,345	212,319
Waterstone Financial, Inc.*	400	4,060
WSFS Financial Corp.	5,800	349,450

		16,403,911

Total Financials		227,106,850

Health Care (12.8%)
Biotechnology (3.9%)
ACADIA Pharmaceuticals, Inc.*	47,500	1,304,825
Achillion Pharmaceuticals, Inc.*	65,400	197,508
Acorda Therapeutics, Inc.*	32,435	1,111,872
Aegerion Pharmaceuticals, Inc.*	19,500	1,671,345
Alnylam Pharmaceuticals, Inc.*	39,401	2,522,058
AMAG Pharmaceuticals, Inc.*	16,400	352,272
Amicus Therapeutics, Inc.*	40,600	94,192
Anacor Pharmaceuticals, Inc.*	5,700	60,534
Arena Pharmaceuticals, Inc.*	140,334	739,560
ArQule, Inc.*	48,115	112,108
Array BioPharma, Inc.*	68,919	428,676
Astex Pharmaceuticals, Inc.*	64,600	547,808
AVEO Pharmaceuticals, Inc.*	37,400	77,418
Biotime, Inc.*	2,800	10,640
Cell Therapeutics, Inc.*	15,000	24,600
Celldex Therapeutics, Inc.*	56,278	1,993,930
Cepheid, Inc.*	47,449	1,852,409
Chelsea Therapeutics International Ltd.*	18,600	55,986
ChemoCentryx, Inc.*	10,682	59,392
Chimerix, Inc.*	700	15,386
Clovis Oncology, Inc.*	10,200	619,956
Coronado Biosciences, Inc.*	5,400	37,908
Curis, Inc.*	53,400	238,164
Cytokinetics, Inc.*	18,153	137,781
Cytori Therapeutics, Inc.*	4,920	11,464
Dendreon Corp.*	109,600	321,128
Durata Therapeutics, Inc.*	900	8,136
Dyax Corp.*	63,168	433,333
Dynavax Technologies Corp.*	199,200	239,040
Emergent Biosolutions, Inc.*	13,500	257,175
Enanta Pharmaceuticals, Inc.*	500	11,460
Enzon Pharmaceuticals, Inc.	38,900	65,352
Epizyme, Inc.*	5,000	200,650
Exact Sciences Corp.*	38,300	452,323
Exelixis, Inc.*	128,986	750,699
Fibrocell Science, Inc.*	1,200	5,256
Galena Biopharma, Inc.*	21,900	49,713
Genomic Health, Inc.*	13,012	397,907
Geron Corp.*	75,011	251,287
GTx, Inc.*	38,300	76,983
Halozyme Therapeutics, Inc.*	55,035	607,586
Hyperion Therapeutics, Inc.*	1,100	28,743
Idenix Pharmaceuticals, Inc.*	67,600	352,196
ImmunoGen, Inc.*	55,068	937,257
Immunomedics, Inc.*	15,500	95,945
Infinity Pharmaceuticals, Inc.*	32,400	565,380
Insmed, Inc.*	22,700	354,347
Insys Therapeutics, Inc.*	700	24,493
InterMune, Inc.*	56,534	868,928
Ironwood Pharmaceuticals, Inc.*	53,500	633,975
Isis Pharmaceuticals, Inc.*	76,098	2,856,719
KaloBios Pharmaceuticals, Inc.*	500	2,260
Keryx Biopharmaceuticals, Inc.*	56,500	570,650
KYTHERA Biopharmaceuticals, Inc.*	2,400	109,680
Lexicon Pharmaceuticals, Inc.*	121,679	288,379
Ligand Pharmaceuticals, Inc., Class B*	12,326	533,469
MannKind Corp.*	120,800	688,560
MEI Pharma, Inc.*	1,200	13,608
Merrimack Pharmaceuticals, Inc.*	61,500	233,700
MiMedx Group, Inc.*	57,000	237,690
Momenta Pharmaceuticals, Inc.*	31,728	456,566
Nanosphere, Inc.*	13,900	27,800
Neurocrine Biosciences, Inc.*	47,900	542,228
NewLink Genetics Corp.*	13,900	261,042
Novavax, Inc.*	43,159	136,382
NPS Pharmaceuticals, Inc.*	63,922	2,033,359
OncoGenex Pharmaceutical, Inc.*	1,400	12,978
Opko Health, Inc.*	124,000	1,092,440
Orexigen Therapeutics, Inc.*	51,303	315,000
Osiris Therapeutics, Inc.*	6,284	104,566
OvaScience, Inc.*	400	3,964
PDL BioPharma, Inc.	104,627	833,877
Peregrine Pharmaceuticals, Inc.*	35,800	50,478
Progenics Pharmaceuticals, Inc.*	24,600	123,738
Prothena Corp. plc*	700	14,161
Puma Biotechnology, Inc.*	15,000	804,900
Raptor Pharmaceutical Corp.*	37,800	564,732
Receptos, Inc.*	700	18,179
Regulus Therapeutics, Inc.*	4,800	45,264
Repligen Corp.*	5,300	58,777
Rigel Pharmaceuticals, Inc.*	62,040	222,103
Sangamo BioSciences, Inc.*	34,000	356,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sarepta Therapeutics, Inc.*	21,600	$1,020,168
SIGA Technologies, Inc.*	27,652	106,184
Spectrum Pharmaceuticals, Inc.	43,065	361,315
Stemline Therapeutics, Inc.*	2,200	99,638
Sunesis Pharmaceuticals, Inc.*	11,100	55,056
Synageva BioPharma Corp.*	11,600	734,396
Synergy Pharmaceuticals, Inc.*	31,200	142,584
Targacept, Inc.*	17,500	92,925
Tesaro, Inc.*	9,100	352,534
Tetraphase Pharmaceuticals, Inc.*	400	4,552
TG Therapeutics, Inc.*	2,300	11,707
Threshold Pharmaceuticals, Inc.*	35,900	166,935
Verastem, Inc.*	1,300	16,172
Vical, Inc.*	68,000	85,000
XOMA Corp.*	20,300	90,944
ZIOPHARM Oncology, Inc.*	69,600	274,920

		39,495,683

Health Care Equipment & Supplies (3.4%)
Abaxis, Inc.	16,862	709,890
ABIOMED, Inc.*	28,350	540,635
Accuray, Inc.*	34,747	256,780
Align Technology, Inc.*	51,176	2,462,589
Alphatec Holdings, Inc.*	44,709	88,077
Analogic Corp.	8,616	712,026
AngioDynamics, Inc.*	16,200	213,840
Anika Therapeutics, Inc.*	1,300	31,148
Antares Pharma, Inc.*	118,000	479,080
ArthroCare Corp.*	21,600	768,528
AtriCure, Inc.*	900	9,882
Atrion Corp.	1,000	258,780
Biolase, Inc.*	5,025	9,598
Cantel Medical Corp.	23,175	738,124
Cardiovascular Systems, Inc.*	14,200	284,710
Cerus Corp.*	7,400	49,654
CONMED Corp.	25,287	859,505
CryoLife, Inc.	35,668	249,676
Cutera, Inc.*	1,200	10,680
Cyberonics, Inc.*	19,634	996,229
Cynosure, Inc., Class A*	12,814	292,287
Derma Sciences, Inc.*	600	7,428
DexCom, Inc.*	47,108	1,329,859
Endologix, Inc.*	36,100	582,293
Exactech, Inc.*	700	14,105
GenMark Diagnostics, Inc.*	8,900	108,135
Globus Medical, Inc., Class A*	37,000	646,020
Greatbatch, Inc.*	21,718	739,064
Haemonetics Corp.*	39,508	1,575,579
HeartWare International, Inc.*	10,200	746,742
ICU Medical, Inc.*	9,545	648,392
Insulet Corp.*	36,278	1,314,715
Integra LifeSciences Holdings Corp.*	15,144	609,546
Invacare Corp.	28,116	485,563
MAKO Surgical Corp.*	25,700	758,407
Masimo Corp.	43,438	1,157,188
Medical Action Industries, Inc.*	1,900	12,616
Meridian Bioscience, Inc.	36,277	857,951
Merit Medical Systems, Inc.*	28,107	340,938
Navidea Biopharmaceuticals, Inc.*	66,300	175,695
Neogen Corp.*	15,978	970,184
NuVasive, Inc.*	33,609	823,085
NxStage Medical, Inc.*	52,800	694,848
OraSure Technologies, Inc.*	42,586	255,942
PhotoMedex, Inc.*	2,900	46,110
Quidel Corp.*	19,500	553,800
Rochester Medical Corp.*	400	7,984
Rockwell Medical, Inc.*	12,100	138,061
RTI Surgical, Inc.*	42,249	158,011
Solta Medical, Inc.*	7,300	15,184
Spectranetics Corp.*	24,400	409,432
STAAR Surgical Co.*	20,900	282,986
STERIS Corp.	40,170	1,725,703
SurModics, Inc.*	13,221	314,395
Symmetry Medical, Inc.*	31,916	260,435
TearLab Corp.*	11,700	129,402
Thoratec Corp.*	38,800	1,446,852
Tornier N.V.*	17,600	340,208
Unilife Corp.*	46,800	155,376
Utah Medical Products, Inc.	100	5,944
Vascular Solutions, Inc.*	20,768	348,902
Volcano Corp.*	42,624	1,019,566
West Pharmaceutical Services, Inc.	48,528	1,996,927
Wright Medical Group, Inc.*	31,559	823,059
Zeltiq Aesthetics, Inc.*	1,400	12,698

		35,067,048

Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc.*	24,000	946,320
Accretive Health, Inc.*	40,100	365,712
Addus HomeCare Corp.*	2,700	78,219
Air Methods Corp.	27,000	1,150,200
Alliance HealthCare Services, Inc.*	700	19,383
Almost Family, Inc.	5,900	114,637
Amedisys, Inc.*	15,634	269,217
AMN Healthcare Services, Inc.*	31,600	434,816
Amsurg Corp.*	25,262	1,002,901
Bio-Reference Labs, Inc.*	21,430	640,328
BioScrip, Inc.*	38,300	336,274
Capital Senior Living Corp.*	23,100	488,565
Centene Corp.*	39,183	2,506,145
Chemed Corp.	15,290	1,093,235
Chindex International, Inc.*	14,396	245,452
Corvel Corp.*	8,200	303,154
Cross Country Healthcare, Inc.*	25,295	153,288
Emeritus Corp.*	27,306	505,980
Ensign Group, Inc.	10,800	443,988
ExamWorks Group, Inc.*	19,900	517,201
Five Star Quality Care, Inc.*	9,400	48,598
Gentiva Health Services, Inc.*	24,241	291,862
Hanger, Inc.*	28,309	955,712
HealthSouth Corp.	59,106	2,037,975
Healthways, Inc.*	32,147	595,041
IPC The Hospitalist Co., Inc.*	14,984	764,334
Kindred Healthcare, Inc.	46,069	618,707
Landauer, Inc.	6,300	322,875
LHC Group, Inc.*	9,143	214,495
Magellan Health Services, Inc.*	18,315	1,098,167
Molina Healthcare, Inc.*	20,610	733,716
MWI Veterinary Supply, Inc.*	9,592	1,432,661
National Healthcare Corp.	7,200	340,344
National Research Corp., Class A*	7,625	143,579
Owens & Minor, Inc.#	48,400	1,674,156
Providence Service Corp.*	7,523	215,835
Select Medical Holdings Corp.	24,103	194,511
Skilled Healthcare Group, Inc., Class A*	24,700	107,692
Team Health Holdings, Inc.*	46,500	1,764,210
Triple-S Management Corp., Class B*	13,836	254,444

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Physical Therapy, Inc.	8,807	$273,721
Universal American Corp.	18,850	143,637
USMD Holdings, Inc.*	200	5,302
Vanguard Health Systems, Inc.*	21,587	453,543
WellCare Health Plans, Inc.*	31,984	2,230,564

		28,530,696

Health Care Technology (0.9%)
athenahealth, Inc.*	25,081	2,722,793
Computer Programs & Systems, Inc.	7,602	444,717
Greenway Medical Technologies*	15,400	318,010
HealthStream, Inc.*	13,000	492,440
HMS Holdings Corp.*	61,029	1,312,734
MedAssets, Inc.*	36,682	932,456
Medidata Solutions, Inc.*	18,000	1,780,740
Merge Healthcare, Inc.*	37,500	97,875
Omnicell, Inc.*	28,055	664,342
Quality Systems, Inc.	30,276	657,898
Vocera Communications, Inc.*	10,200	189,720

		9,613,725

Life Sciences Tools & Services (0.4%)
Accelerate Diagnostics, Inc.*	1,276	17,111
Affymetrix, Inc.*	46,100	285,820
Albany Molecular Research, Inc.*	4,800	61,872
Cambrex Corp.*	19,500	257,400
Fluidigm Corp.*	14,900	326,906
Furiex Pharmaceuticals, Inc.*	1,600	70,384
Harvard Bioscience, Inc.*	1,100	5,786
Luminex Corp.*	27,419	548,380
NeoGenomics, Inc.*	1,600	4,800
Pacific Biosciences of California, Inc.*	24,500	135,485
PAREXEL International Corp.*	37,337	1,875,438
Sequenom, Inc.*	75,149	200,648

		3,790,030

Pharmaceuticals (1.4%)
AcelRx Pharmaceuticals, Inc.*	8,800	94,776
Akorn, Inc.*	43,400	854,112
Alimera Sciences, Inc.*	1,700	6,392
Ampio Pharmaceuticals, Inc.*	7,900	59,250
Auxilium Pharmaceuticals, Inc.*	38,257	697,425
AVANIR Pharmaceuticals, Inc., Class A*	98,300	416,792
BioDelivery Sciences International, Inc.*	2,700	14,661
Cadence Pharmaceuticals, Inc.*	41,800	263,758
Cempra, Inc.*	2,700	31,050
Corcept Therapeutics, Inc.*	58,100	92,379
Cornerstone Therapeutics, Inc.*	1,900	17,879
Depomed, Inc.*	34,300	256,564
Endocyte, Inc.*	20,500	273,265
Forest Laboratories, Inc. (Contingent Value Shares)(b)*†	10,000	—
Hi-Tech Pharmacal Co., Inc.	8,100	349,515
Horizon Pharma, Inc.*	3,100	10,478
Impax Laboratories, Inc.*	56,466	1,158,118
Medicines Co.*	41,787	1,400,700
Nektar Therapeutics*	80,386	840,034
Omeros Corp.*	3,500	34,125
Omthera Pharmaceuticals, Inc.(b)*†	5,500	3,300
Optimer Pharmaceuticals, Inc.*	34,056	429,105
Pacira Pharmaceuticals, Inc.*	15,900	764,631
Pernix Therapeutics Holdings*	1,500	4,095
Pozen, Inc.*	23,686	135,721
Questcor Pharmaceuticals, Inc.	38,400	2,227,200
Repros Therapeutics, Inc.*	10,200	273,360
Sagent Pharmaceuticals, Inc.*	5,200	106,080
Santarus, Inc.*	39,000	880,230
Sciclone Pharmaceuticals, Inc.*	32,100	162,747
Sucampo Pharmaceuticals, Inc., Class A*	3,200	19,968
Supernus Pharmaceuticals, Inc.*	9,500	69,635
TherapeuticsMD, Inc.*	1,900	5,567
ViroPharma, Inc.*	42,833	1,683,337
Vivus, Inc.*	73,827	688,068
XenoPort, Inc.*	19,078	108,363
Zogenix, Inc.*	5,600	10,416

		14,443,096

Total Health Care		130,940,278

Industrials (14.4%)
Aerospace & Defense (1.7%)
AAR Corp.	33,512	915,883
Aerovironment, Inc.*	6,421	148,325
American Science & Engineering, Inc.	7,277	438,876
Astronics Corp.*	6,300	313,173
Cubic Corp.	12,186	654,145
Curtiss-Wright Corp.	33,617	1,578,654
DigitalGlobe, Inc.*	50,465	1,595,703
Engility Holdings, Inc.*	11,600	368,068
Esterline Technologies Corp.*	22,687	1,812,464
GenCorp, Inc.*	41,500	665,245
HEICO Corp.	38,218	2,588,887
KEYW Holding Corp.*	19,500	262,275
Moog, Inc., Class A*	31,253	1,833,614
National Presto Industries, Inc.	2,300	161,943
Orbital Sciences Corp.*	52,887	1,120,147
Taser International, Inc.*	33,600	500,976
Teledyne Technologies, Inc.*	27,354	2,323,175

		17,281,553

Air Freight & Logistics (0.5%)
Air Transport Services Group, Inc.*	30,400	227,696
Atlas Air Worldwide Holdings, Inc.*	20,727	955,722
Echo Global Logistics, Inc.*	3,000	62,820
Forward Air Corp.	26,940	1,087,029
Hub Group, Inc., Class A*	26,833	1,052,658
Pacer International, Inc.*	16,720	103,497
Park-Ohio Holdings Corp.*	100	3,842
UTi Worldwide, Inc.	61,500	929,265
XPO Logistics, Inc.*	19,300	418,231

		4,840,760

Airlines (0.6%)
Allegiant Travel Co.	9,677	1,019,569
JetBlue Airways Corp.*	150,589	1,002,923
Republic Airways Holdings, Inc.*	33,600	399,840
SkyWest, Inc.	34,815	505,514
Spirit Airlines, Inc.*	40,800	1,398,216
U.S. Airways Group, Inc.*	123,786	2,346,982

		6,673,044

Building Products (0.7%)
AAON, Inc.	19,200	509,952
American Woodmark Corp.*	1,900	65,835
Apogee Enterprises, Inc.	21,400	635,152
Builders FirstSource, Inc.*	34,200	201,096
Gibraltar Industries, Inc.*	19,100	272,366
Griffon Corp.	51,143	641,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nortek, Inc.*	5,500	$377,905
Quanex Building Products Corp.	33,467	630,184
Simpson Manufacturing Co., Inc.	34,619	1,127,541
Trex Co., Inc.*	11,800	584,454
Universal Forest Products, Inc.	15,654	659,033
USG Corp.*	52,400	1,497,592

		7,202,443

Commercial Services & Supplies (2.1%)
ABM Industries, Inc.	40,632	1,081,624
ACCO Brands Corp.*	78,886	523,803
Brink’s Co.	38,400	1,086,720
CECO Environmental Corp.	575	8,100
Deluxe Corp.	36,561	1,523,131
EnerNOC, Inc.*	15,700	235,343
Ennis, Inc.	21,456	387,066
G&K Services, Inc., Class A	17,482	1,055,738
Healthcare Services Group, Inc.	47,369	1,220,225
Herman Miller, Inc.	41,791	1,219,461
HNI Corp.	30,741	1,112,209
InnerWorkings, Inc.*	15,200	149,264
Interface, Inc.	40,298	799,512
Kimball International, Inc., Class B	20,300	225,127
Knoll, Inc.	39,158	663,337
McGrath RentCorp.	19,645	701,327
Mine Safety Appliances Co.	19,907	1,027,400
Mobile Mini, Inc.*	32,795	1,116,998
NL Industries, Inc.	10,545	119,686
Performant Financial Corp.*	2,500	27,300
Quad/Graphics, Inc.	18,000	546,480
Schawk, Inc.	15,800	234,472
Standard Parking Corp.*	8,010	215,389
Steelcase, Inc., Class A	66,472	1,104,765
Swisher Hygiene, Inc.*	52,100	31,599
Team, Inc.*	14,800	588,300
Tetra Tech, Inc.#*	45,537	1,178,953
TMS International Corp., Class A	13,400	233,696
U.S. Ecology, Inc.	12,300	370,599
UniFirst Corp.	9,705	1,013,396
United Stationers, Inc.	26,672	1,160,232
Viad Corp.	16,724	417,264
West Corp.	14,400	319,248

		21,697,764

Construction & Engineering (0.8%)
Aegion Corp.*	34,662	822,529
Argan, Inc.	8,230	180,813
Comfort Systems USA, Inc.	32,243	542,005
Dycom Industries, Inc.*	25,516	714,193
EMCOR Group, Inc.	46,999	1,839,071
Granite Construction, Inc.	29,073	889,634
Layne Christensen Co.*	12,893	257,344
MasTec, Inc.*	38,062	1,153,279
MYR Group, Inc.*	12,000	291,600
Primoris Services Corp.	21,700	552,699
Tutor Perini Corp.*	23,995	511,573

		7,754,740

Electrical Equipment (1.5%)
Acuity Brands, Inc.	30,402	2,797,592
American Superconductor Corp.*	13,675	31,999
AZZ, Inc.	20,986	878,474
Brady Corp., Class A	37,141	1,132,800
Capstone Turbine Corp.*	62,800	74,104
Encore Wire Corp.	17,428	687,360
EnerSys, Inc.	31,639	1,918,273
Franklin Electric Co., Inc.	33,552	1,321,949
Generac Holdings, Inc.	34,900	1,488,136
General Cable Corp.	33,700	1,069,975
GrafTech International Ltd.*	79,100	668,395
II-VI, Inc.*	42,786	805,233
LSI Industries, Inc.	3,618	30,536
Polypore International, Inc.*	31,600	1,294,652
Powell Industries, Inc.*	5,300	324,837
Thermon Group Holdings, Inc.*	18,400	425,224
Vicor Corp.*	13,400	109,612

		15,059,151

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	28,426	929,815

Machinery (3.4%)
Accuride Corp.*	13,100	67,334
Actuant Corp., Class A	52,613	2,043,489
Alamo Group, Inc.	5,600	273,896
Albany International Corp., Class A	18,891	677,620
Altra Holdings, Inc.	22,700	610,857
American Railcar Industries, Inc.	3,100	121,613
Ampco-Pittsburgh Corp.	680	12,186
Astec Industries, Inc.	15,843	569,714
Barnes Group, Inc.	35,606	1,243,362
Blount International, Inc.*	35,433	429,094
Briggs & Stratton Corp.	33,744	678,929
Chart Industries, Inc.*	21,421	2,635,640
CIRCOR International, Inc.	15,109	939,478
CLARCOR, Inc.	35,374	1,964,318
Columbus McKinnon Corp.*	12,800	307,584
Commercial Vehicle Group, Inc.*	10,400	82,784
Energy Recovery, Inc.*	14,355	104,074
EnPro Industries, Inc.*	17,254	1,038,863
ESCO Technologies, Inc.	24,852	825,832
Federal Signal Corp.*	44,600	574,002
Flow International Corp.*	6,996	27,914
Gorman-Rupp Co.	13,470	540,416
Greenbrier Cos., Inc.*	16,300	403,099
Hyster-Yale Materials Handling, Inc.	7,100	636,657
John Bean Technologies Corp.	25,631	637,699
Kadant, Inc.	6,300	211,617
Kaydon Corp.	23,554	836,638
L.B. Foster Co., Class A	6,100	279,014
Lindsay Corp.	11,575	944,751
Meritor, Inc.*	77,735	610,997
Middleby Corp.*	12,998	2,715,412
Mueller Industries, Inc.	19,057	1,060,903
Mueller Water Products, Inc., Class A	103,693	828,507
PMFG, Inc.*	8,300	61,420
Proto Labs, Inc.*	11,600	886,124
RBC Bearings, Inc.*	17,000	1,120,130
Rexnord Corp.*	20,500	426,400
Standex International Corp.	9,079	539,293
Sun Hydraulics Corp.	15,750	570,938
Tennant Co.	15,831	981,522
Titan International, Inc.	37,100	543,144
Trimas Corp.*	26,900	1,003,370
Wabash National Corp.*	47,300	551,518
Watts Water Technologies, Inc., Class A	21,259	1,198,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Woodward, Inc.	49,933	$2,038,764

		34,855,286

Marine (0.1%)
International Shipholding Corp.	4,169	114,397
Matson, Inc.	28,900	758,047

		872,444

Professional Services (1.4%)
Acacia Research Corp.	35,341	814,963
Advisory Board Co.*	23,284	1,384,932
Barrett Business Services, Inc.	4,800	323,088
Corporate Executive Board Co.	25,204	1,830,315
Exponent, Inc.	12,223	878,100
FTI Consulting, Inc.*	30,900	1,168,020
GP Strategies Corp.*	200	5,244
Huron Consulting Group, Inc.*	18,750	986,438
ICF International, Inc.*	13,700	485,117
Insperity, Inc.	17,787	668,791
Kelly Services, Inc., Class A	14,134	275,189
Kforce, Inc.	22,900	405,101
Korn/Ferry International*	37,552	803,613
Mistras Group, Inc.*	7,200	122,400
Navigant Consulting, Inc.*	42,332	654,453
On Assignment, Inc.*	27,100	894,300
Pendrell Corp.*	86,400	167,616
Resources Connection, Inc.	41,095	557,659
RPX Corp.*	21,900	383,907
TrueBlue, Inc.*	35,615	855,116
VSE Corp.	2,425	113,854
WageWorks, Inc.*	16,915	853,362

		14,631,578

Road & Rail (0.5%)
Arkansas Best Corp.	17,400	446,658
Celadon Group, Inc.	4,500	84,015
Heartland Express, Inc.	48,655	690,414
Knight Transportation, Inc.	54,150	894,558
Marten Transport Ltd.	9,350	160,353
Patriot Transportation Holding, Inc.*	400	13,532
Roadrunner Transportation Systems, Inc.*	11,900	336,056
Saia, Inc.*	13,800	430,284
Swift Transportation Co.*	58,200	1,175,058
Universal Truckload Services, Inc.	200	5,332
Werner Enterprises, Inc.	35,366	825,089

		5,061,349

Trading Companies & Distributors (0.9%)
Aircastle Ltd.	46,355	807,041
Applied Industrial Technologies, Inc.	30,888	1,590,732
Beacon Roofing Supply, Inc.*	32,276	1,190,016
DXP Enterprises, Inc.*	6,100	481,717
H&E Equipment Services, Inc.*	21,000	557,760
Kaman Corp.	23,992	908,337
Rush Enterprises, Inc., Class A*	32,200	853,622
TAL International Group, Inc.	20,800	971,984
Textainer Group Holdings Ltd.	14,400	545,328
Watsco, Inc.	16,687	1,573,083

		9,479,620

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc.*	27,900	583,947

Total Industrials		146,923,494

Information Technology (18.0%)
Communications Equipment (2.0%)
ADTRAN, Inc.	49,306	1,313,512
Anaren, Inc.*	9,700	247,350
ARRIS Group, Inc.*	89,803	1,532,039
Aruba Networks, Inc.*	79,616	1,324,810
Aviat Networks, Inc.*	33,137	85,493
Bel Fuse, Inc., Class B	950	16,568
Black Box Corp.	14,543	445,598
CalAmp Corp.*	23,700	417,831
Calix, Inc.*	20,300	258,419
Ciena Corp.*	70,600	1,763,588
Digi International, Inc.*	16,900	169,169
Emulex Corp.*	79,657	618,138
Extreme Networks, Inc.*	57,500	300,150
Finisar Corp.*	66,800	1,511,684
Globecomm Systems, Inc.*	11,550	162,047
Harmonic, Inc.*	86,459	664,870
Infinera Corp.*	86,261	975,612
InterDigital, Inc.	28,425	1,061,105
Ixia*	38,263	599,581
NETGEAR, Inc.*	31,829	982,243
Oplink Communications, Inc.*	12,400	233,368
Plantronics, Inc.	31,259	1,439,477
Procera Networks, Inc.*	11,200	173,488
Ruckus Wireless, Inc.*	29,500	496,485
ShoreTel, Inc.*	22,800	137,712
Sonus Networks, Inc.*	163,241	551,755
Tellabs, Inc.	260,700	591,789
ViaSat, Inc.*	27,140	1,730,175

		19,804,056

Computers & Peripherals (0.5%)
Avid Technology, Inc.*	19,531	117,186
Cray, Inc.*	25,400	611,378
Electronics for Imaging, Inc.*	33,652	1,066,095
Fusion-io, Inc.*	51,500	689,585
QLogic Corp.*	69,400	759,236
Quantum Corp.*	157,581	217,462
Silicon Graphics International Corp.*	20,100	326,625
Super Micro Computer, Inc.*	13,500	182,790
Synaptics, Inc.*	23,437	1,037,790

		5,008,147

Electronic Equipment, Instruments & Components (2.8%)
Anixter International, Inc.*	17,958	1,574,198
Audience, Inc.*	6,400	71,936
Badger Meter, Inc.	13,430	624,495
Belden, Inc.	28,935	1,853,287
Benchmark Electronics, Inc.*	48,348	1,106,686
Checkpoint Systems, Inc.*	32,811	547,944
Cognex Corp.	59,606	1,869,244
Coherent, Inc.	16,952	1,041,700
CTS Corp.	22,600	356,402
Daktronics, Inc.	20,600	230,514
Electro Scientific Industries, Inc.	20,500	240,055
Fabrinet*	4,700	79,148
FARO Technologies, Inc.*	16,067	677,545
FEI Co.	28,173	2,473,589
GSI Group, Inc.*	15,800	150,732
Insight Enterprises, Inc.*	31,443	594,902
InvenSense, Inc.*	38,400	676,608
Itron, Inc.*	26,800	1,147,844
Kemet Corp.*	29,000	121,220

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Littelfuse, Inc.	15,249	$1,192,777
Maxwell Technologies, Inc.*	13,400	121,672
Measurement Specialties, Inc.*	11,100	602,064
Mercury Systems, Inc.*	13,900	138,861
Methode Electronics, Inc.	26,500	742,000
MTS Systems Corp.	10,502	675,804
Multi-Fineline Electronix, Inc.*	7,900	128,138
Newport Corp.*	27,187	424,933
OSI Systems, Inc.*	15,768	1,174,243
Park Electrochemical Corp.	15,472	443,273
Plexus Corp.*	28,175	1,048,110
RadiSys Corp.*	20,342	65,298
RealD, Inc.*	23,600	165,200
Rofin-Sinar Technologies, Inc.*	24,925	603,434
Rogers Corp.*	13,684	813,924
Sanmina Corp.*	63,800	1,115,862
ScanSource, Inc.*	23,039	797,149
SYNNEX Corp.*	15,862	974,720
TTM Technologies, Inc.*	38,162	372,079
Universal Display Corp.*	26,560	850,717
Viasystems Group, Inc.*	12,346	178,400
Zygo Corp.*	11,800	188,564

		28,255,271

Internet Software & Services (2.9%)
Active Network, Inc.*	24,100	344,871
Angie’s List, Inc.*	25,300	569,250
Bankrate, Inc.*	32,929	677,350
Bazaarvoice, Inc.*	24,600	223,368
Blucora, Inc.*	26,800	615,864
Brightcove, Inc.*	8,800	99,000
comScore, Inc.*	23,363	676,826
Constant Contact, Inc.*	16,146	382,499
Cornerstone OnDemand, Inc.*	27,300	1,404,312
CoStar Group, Inc.*	19,836	3,330,464
Dealertrack Technologies, Inc.*	28,864	1,236,534
Demand Media, Inc.*	6,000	37,920
Demandware, Inc.*	10,900	504,997
Dice Holdings, Inc.*	30,400	258,704
Digital River, Inc.*	35,331	631,365
EarthLink, Inc.	103,433	511,993
Envestnet, Inc.*	16,000	496,000
Internap Network Services Corp.*	34,800	241,860
IntraLinks Holdings, Inc.*	19,400	170,720
j2 Global, Inc.	33,278	1,647,927
Limelight Networks, Inc.*	112,900	217,897
Liquidity Services, Inc.*	16,800	563,808
LivePerson, Inc.*	34,100	321,904
LogMeIn, Inc.*	15,500	481,275
Monster Worldwide, Inc.*	86,300	381,446
Move, Inc.*	29,550	500,872
NIC, Inc.	46,855	1,082,819
OpenTable, Inc.*	17,300	1,210,654
Perficient, Inc.*	21,700	398,412
QuinStreet, Inc.*	17,500	165,375
RealNetworks, Inc.*	18,225	156,006
Responsys, Inc.*	24,900	410,850
SciQuest, Inc.*	9,700	217,862
Shutterstock, Inc.*	4,900	356,328
SPS Commerce, Inc.*	7,900	528,668
Stamps.com, Inc.*	7,300	335,289
Trulia, Inc.*	16,200	761,886
United Online, Inc.	72,273	576,739
Unwired Planet, Inc.*	77,601	134,250
ValueClick, Inc.*	52,124	1,086,785
VistaPrint N.V.*	26,300	1,486,476
Vocus, Inc.*	6,200	57,722
Web.com Group, Inc.*	28,400	918,456
WebMD Health Corp.*	23,800	680,680
Yelp, Inc.*	20,200	1,336,836
Zillow, Inc., Class A*	14,100	1,189,617

		29,620,736

IT Services (2.2%)
Acxiom Corp.*	50,069	1,421,459
CACI International, Inc., Class A*	18,659	1,289,523
Cardtronics, Inc.*	31,600	1,172,360
Cass Information Systems, Inc.	7,381	393,924
CIBER, Inc.*	40,700	134,310
Convergys Corp.	77,200	1,447,500
CSG Systems International, Inc.	33,465	838,298
EPAM Systems, Inc.*	14,800	510,600
Euronet Worldwide, Inc.*	33,726	1,342,295
EVERTEC, Inc.	20,000	444,200
ExlService Holdings, Inc.*	22,100	629,408
Global Cash Access Holdings, Inc.*	40,400	315,524
Hackett Group, Inc.	7,619	54,323
Heartland Payment Systems, Inc.	27,137	1,077,882
Higher One Holdings, Inc.*	19,500	149,565
iGATE Corp.*	19,000	527,440
Lionbridge Technologies, Inc.*	41,800	154,242
ManTech International Corp., Class A	18,541	533,239
MAXIMUS, Inc.	44,868	2,020,855
MoneyGram International, Inc.*	13,675	267,757
Sapient Corp.*	83,569	1,301,169
ServiceSource International, Inc.*	41,400	500,112
Sykes Enterprises, Inc.*	35,099	628,623
Syntel, Inc.	12,582	1,007,818
TeleTech Holdings, Inc.*	18,625	467,301
Unisys Corp.*	34,464	868,148
Virtusa Corp.*	13,800	401,028
WEX, Inc.*	28,302	2,483,501

		22,382,404

Semiconductors & Semiconductor Equipment (3.3%)
Advanced Energy Industries, Inc.*	26,403	462,581
Amkor Technology, Inc.*	39,809	170,781
ANADIGICS, Inc.*	38,900	76,633
Applied Micro Circuits Corp.*	44,200	570,180
ATMI, Inc.*	29,870	792,152
Axcelis Technologies, Inc.*	60,000	126,600
Brooks Automation, Inc.	59,550	554,410
Cabot Microelectronics Corp.*	16,920	651,758
Cavium, Inc.*	35,400	1,458,480
CEVA, Inc.*	13,700	236,325
Cirrus Logic, Inc.*	45,967	1,042,532
Cypress Semiconductor Corp.*	99,600	930,264
Diodes, Inc.*	29,708	727,846
Entegris, Inc.*	100,746	1,022,572
Entropic Communications, Inc.*	47,045	206,057
Exar Corp.*	25,932	347,748
FormFactor, Inc.*	33,895	232,520
GT Advanced Technologies, Inc.*	78,400	667,184
Hittite Microwave Corp.*	21,915	1,432,145
Inphi Corp.*	13,300	178,619
Integrated Device Technology, Inc.*	89,300	841,206
Intermolecular, Inc.*	29,500	162,545
International Rectifier Corp.*	49,300	1,221,161

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Intersil Corp., Class A	90,700	$1,018,561
IXYS Corp.	19,700	190,105
Lattice Semiconductor Corp.*	96,400	429,944
LTX-Credence Corp.*	23,500	154,630
MA-COM Technology Solutions Holdings, Inc.*	12,000	204,240
MaxLinear, Inc., Class A*	11,400	94,506
Micrel, Inc.	37,975	345,952
Microsemi Corp.*	61,627	1,494,455
MKS Instruments, Inc.	42,872	1,139,966
Monolithic Power Systems, Inc.	31,496	953,699
Nanometrics, Inc.*	11,600	186,992
NVE Corp.*	3,143	160,419
OmniVision Technologies, Inc.*	41,618	637,172
PDF Solutions, Inc.*	17,000	361,250
Pericom Semiconductor Corp.*	19,400	151,320
Photronics, Inc.*	35,600	278,748
PMC-Sierra, Inc.*	138,200	914,884
Power Integrations, Inc.	24,124	1,306,315
Rambus, Inc.*	72,100	677,740
RF Micro Devices, Inc.*	212,846	1,200,451
Rudolph Technologies, Inc.*	18,100	206,340
Semtech Corp.*	46,296	1,388,417
Sigma Designs, Inc.*	15,059	84,180
Spansion, Inc., Class A*	36,900	372,321
SunEdison, Inc.*	164,300	1,309,471
SunPower Corp.*	27,500	719,400
Tessera Technologies, Inc.	43,710	845,788
TriQuint Semiconductor, Inc.*	125,665	1,021,656
Ultratech, Inc.*	17,324	524,917
Veeco Instruments, Inc.*	30,694	1,142,738
Volterra Semiconductor Corp.*	17,383	399,809

		34,028,685

Software (4.3%)
Accelrys, Inc.*	31,958	315,106
ACI Worldwide, Inc.*	31,072	1,679,752
Actuate Corp.*	28,003	205,822
Advent Software, Inc.	27,014	857,695
Aspen Technology, Inc.*	66,700	2,304,485
AVG Technologies N.V.*	16,200	387,828
Blackbaud, Inc.	32,187	1,256,580
Bottomline Technologies (de), Inc.*	23,491	654,929
BroadSoft, Inc.*	16,600	598,098
CommVault Systems, Inc.*	32,214	2,829,356
Comverse, Inc.*	15,600	498,420
Ebix, Inc.	10,149	100,881
Ellie Mae, Inc.*	15,400	492,954
EPIQ Systems, Inc.	20,800	274,976
Fair Isaac Corp.	25,627	1,416,661
FleetMatics Group plc*	11,100	416,805
Guidewire Software, Inc.*	28,400	1,337,924
Imperva, Inc.*	13,700	575,674
Infoblox, Inc.*	33,900	1,417,698
Interactive Intelligence Group, Inc.*	10,000	634,900
Jive Software, Inc.*	26,800	335,000
Manhattan Associates, Inc.*	14,850	1,417,433
Mentor Graphics Corp.	69,118	1,615,288
MicroStrategy, Inc., Class A*	6,309	654,622
Monotype Imaging Holdings, Inc.	26,300	753,758
NetScout Systems, Inc.*	27,454	701,999
Pegasystems, Inc.	10,425	415,019
Progress Software Corp.*	44,177	1,143,301
Proofpoint, Inc.*	11,300	362,956
PROS Holdings, Inc.*	14,900	509,431
PTC, Inc.*	79,245	2,252,935
Qlik Technologies, Inc.*	60,800	2,081,792
RealPage, Inc.*	31,500	729,540
Sourcefire, Inc.*	20,346	1,544,668
SS&C Technologies Holdings, Inc.*	39,500	1,504,950
Synchronoss Technologies, Inc.*	16,634	633,090
Take-Two Interactive Software, Inc.*	53,356	968,945
Tangoe, Inc.*	18,000	429,480
TiVo, Inc.*	92,067	1,145,313
Tyler Technologies, Inc.*	23,277	2,036,039
Ultimate Software Group, Inc.*	18,170	2,678,258
VASCO Data Security International, Inc.*	17,500	138,075
Verint Systems, Inc.*	35,751	1,324,932
VirnetX Holding Corp.*	28,000	571,200

		44,204,568

Total Information Technology		183,303,867

Materials (4.8%)
Chemicals (2.3%)
A. Schulman, Inc.	21,143	622,873
American Vanguard Corp.	16,000	430,720
Axiall Corp.	50,000	1,889,500
Balchem Corp.	19,085	987,649
Calgon Carbon Corp.*	35,038	665,372
Chemtura Corp.*	70,700	1,625,393
Ferro Corp.*	52,173	475,296
Flotek Industries, Inc.*	36,700	844,100
H.B. Fuller Co.	35,259	1,593,354
Hawkins, Inc.	6,100	230,214
Innophos Holdings, Inc.	14,913	787,108
Innospec, Inc.	17,400	811,884
Intrepid Potash, Inc.	37,100	581,728
Koppers Holdings, Inc.	16,713	712,809
Kraton Performance Polymers, Inc.*	23,400	458,406
LSB Industries, Inc.*	14,100	472,773
Minerals Technologies, Inc.	25,850	1,276,215
Olin Corp.	57,903	1,335,822
OM Group, Inc.*	21,487	725,831
OMNOVA Solutions, Inc.*	25,600	218,880
PolyOne Corp.	73,100	2,244,901
Quaker Chemical Corp.	9,100	664,755
Sensient Technologies Corp.	35,525	1,701,292
Stepan Co.	12,488	720,932
Tredegar Corp.	17,129	445,354
Zep, Inc.	12,500	203,250
Zoltek Cos., Inc.*	13,300	221,977

		22,948,388

Construction Materials (0.1%)
Headwaters, Inc.*	45,700	410,843
Texas Industries, Inc.*	15,726	1,042,791

		1,453,634

Containers & Packaging (0.3%)
Berry Plastics Group, Inc.*	37,500	748,875
Boise, Inc.	76,500	963,900
Graphic Packaging Holding Co.*	142,153	1,216,830
Myers Industries, Inc.	22,900	460,519

		3,390,124

Metals & Mining (1.3%)
AK Steel Holding Corp.*	78,700	295,125
Allied Nevada Gold Corp.*	68,200	285,076

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
AMCOL International Corp.	23,149	$756,509
Coeur Mining, Inc.*	65,236	786,094
Commercial Metals Co.	79,200	1,342,440
General Moly, Inc.*	63,400	104,610
Globe Specialty Metals, Inc.	49,200	758,172
Gold Resource Corp.	2,700	17,901
Haynes International, Inc.	9,533	432,131
Hecla Mining Co.	199,429	626,207
Horsehead Holding Corp.*	32,667	407,031
Kaiser Aluminum Corp.	13,791	982,609
Materion Corp.	19,245	616,995
Molycorp, Inc.*	84,000	551,040
Paramount Gold and Silver Corp.*	43,900	56,631
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	883,855
Schnitzer Steel Industries, Inc., Class A	18,000	495,720
Stillwater Mining Co.*	75,678	833,215
SunCoke Energy, Inc.*	50,910	865,470
U.S. Silica Holdings, Inc.	14,500	361,050
Walter Energy, Inc.	42,400	594,872
Worthington Industries, Inc.	34,580	1,190,589

		13,243,342

Paper & Forest Products (0.8%)
Clearwater Paper Corp.*	15,638	747,027
Deltic Timber Corp.	9,253	602,741
KapStone Paper and Packaging Corp.	27,486	1,176,401
Louisiana-Pacific Corp.*	103,548	1,821,409
Neenah Paper, Inc.	10,700	420,617
P.H. Glatfelter Co.	28,215	763,780
Resolute Forest Products, Inc.*	57,700	762,794
Schweitzer-Mauduit International, Inc.	22,164	1,341,587
Wausau Paper Corp.	35,600	462,444

		8,098,800

Total Materials		49,134,288

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	57,000	573,990
Atlantic Tele-Network, Inc.	6,800	354,484
Cbeyond, Inc.*	16,808	107,739
Cincinnati Bell, Inc.*	118,537	322,421
Cogent Communications Group, Inc.	39,925	1,287,581
Consolidated Communications Holdings, Inc.	34,117	588,177
Fairpoint Communications, Inc.*	800	7,640
Hawaiian Telcom Holdco, Inc.*	600	15,960
HickoryTech Corp.	300	3,414
IDT Corp., Class B	9,800	173,950
inContact, Inc.*	33,500	277,045
Inteliquent, Inc.	34,727	335,463
Iridium Communications, Inc.*	26,700	183,696
Lumos Networks Corp.	12,760	276,509
magicJack VocalTec Ltd.*	10,600	136,422
Premiere Global Services, Inc.*	32,552	324,218
Primus Telecommunications Group, Inc.	600	2,034
Straight Path Communications, Inc., Class B*	5,350	28,141
Towerstream Corp.*	56,200	160,732
Vonage Holdings Corp.*	64,300	201,902

		5,361,518

Wireless Telecommunication Services (0.3%)
Boingo Wireless, Inc.*	24,900	174,300
Leap Wireless International, Inc.*	44,800	707,392
NII Holdings, Inc.*	116,500	707,155
NTELOS Holdings Corp.	2,600	48,880
Shenandoah Telecommunications Co.	21,724	523,549
USA Mobility, Inc.	16,800	237,888

		2,399,164

Total Telecommunication Services		7,760,682

Utilities (3.0%)
Electric Utilities (1.3%)
ALLETE, Inc.	25,023	1,208,611
Cleco Corp.	40,881	1,833,104
El Paso Electric Co.	30,846	1,030,257
Empire District Electric Co.	30,023	650,298
IDACORP, Inc.	37,108	1,796,027
MGE Energy, Inc.	15,453	842,961
Otter Tail Corp.	22,725	627,210
PNM Resources, Inc.	59,481	1,346,055
Portland General Electric Co.	46,832	1,322,067
UIL Holdings Corp.	32,231	1,198,349
UNS Energy Corp.	28,643	1,335,337

		13,190,276

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	7,500	393,675
Laclede Group, Inc.	22,152	996,840
New Jersey Resources Corp.	32,311	1,423,299
Northwest Natural Gas Co.	19,342	811,977
Piedmont Natural Gas Co., Inc.#	55,177	1,814,220
South Jersey Industries, Inc.	20,976	1,228,774
Southwest Gas Corp.	31,836	1,591,800
WGL Holdings, Inc.	38,325	1,636,861

		9,897,446

Independent Power Producers & Energy Traders (0.2%)
Atlantic Power Corp.	82,830	356,997
Dynegy, Inc.*	67,700	1,307,964
Ormat Technologies, Inc.	11,600	310,532

		1,975,493

Multi-Utilities (0.4%)
Avista Corp.	46,099	1,217,014
Black Hills Corp.	31,219	1,556,579
NorthWestern Corp.	26,578	1,193,884

		3,967,477

Water Utilities (0.1%)
American States Water Co.	23,758	654,770
California Water Service Group	33,500	680,720

		1,335,490

Total Utilities		30,366,182

Total Common Stocks (99.3%) (Cost $604,915,392)		1,013,305,005

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$19,200	$17,940

Total Financials		17,940

Total Corporate Bonds		17,940

Total Long-Term Debt Securities (0.0%) (Cost $19,200)		17,940

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp.,expiring 10/31/13(b)*	10,490	—
Magnum Hunter Resources Corp.,expiring 10/14/13(b)*	7,330	51

Total Warrants (0.0%) (Cost $—)		51

Total Investments (99.3%) (Cost $604,934,592)		1,013,322,996
Other Assets Less Liabilities (0.7%)		7,459,961

Net Assets (100%)		$1,020,782,957

*	Non-income producing.

†	Securities (totaling $3,300 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,231,710.

(b)	Illiquid Security.

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	64	December-13	$6,740,369	$6,856,960	$116,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities (a)	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$140,558,672	$–	$–	$140,558,672
Consumer Staples	40,393,643	–	–	40,393,643
Energy	56,817,049	–	–	56,817,049
Financials	227,106,850	–	–	227,106,850
Health Care	130,936,978	–	3,300	130,940,278
Industrials	146,923,494	–	–	146,923,494
Information Technology	183,303,867	–	–	183,303,867
Materials	49,134,288	–	–	49,134,288
Telecommunication Services	7,760,682	–	–	7,760,682
Utilities	30,366,182	–	–	30,366,182
Corporate Bonds
Financials	–	17,940	–	17,940
Futures	116,591	–	–	116,591
Warrants
Energy	51	–	–	51

Total Assets	$1,013,418,347	$17,940	$3,300	$1,013,439,587

Total Liabilities	$–	$–	$–	$–

Total	$1,013,418,347	$17,940	$3,300	$1,013,439,587

(a)	A security with a market value of $51 transferred from Level 2 to Level 1 since the beginning of the period due to active trading.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$119,693,814
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$166,916,022

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$441,927,558
Aggregate gross unrealized depreciation	(39,227,830)

Net unrealized appreciation	$402,699,728

Federal income tax cost of investments	$610,623,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (27.9%)
Automobiles (1.4%)
Harley-Davidson, Inc.	31,277	$2,009,235
Tesla Motors, Inc.*	30,867	5,970,295

		7,979,530

Hotels, Restaurants & Leisure (6.0%)
Carnival plc	59,098	2,003,408
Chipotle Mexican Grill, Inc.*	13,589	5,825,604
Las Vegas Sands Corp.	96,965	6,440,415
Marriott International, Inc., Class A	40,081	1,685,807
MGM Resorts International*	147,116	3,007,051
Starbucks Corp.	137,532	10,585,838
Starwood Hotels & Resorts Worldwide, Inc.	55,864	3,712,163
Wynn Macau Ltd.	116,400	396,960

		33,657,246

Household Durables (0.7%)
D.R. Horton, Inc.	103,223	2,005,623
Lennar Corp., Class A	58,847	2,083,184

		4,088,807

Internet & Catalog Retail (9.7%)
Amazon.com, Inc.*	82,502	25,793,425
Ctrip.com International Ltd. (ADR)*	63,495	3,710,013
Netflix, Inc.*	17,430	5,389,530
priceline.com, Inc.*	15,964	16,138,806
TripAdvisor, Inc.*	42,839	3,248,910

		54,280,684

Media (2.1%)
Charter Communications, Inc., Class A*	13,188	1,777,215
Discovery Communications, Inc., Class C*	35,754	2,793,102
Twenty-First Century Fox, Inc.	107,569	3,603,562
Walt Disney Co.	52,628	3,393,980

		11,567,859

Multiline Retail (0.3%)
Dollar Tree, Inc.*	28,751	1,643,407

Specialty Retail (5.5%)
AutoZone, Inc.*	10,914	4,613,675
CarMax, Inc.*	78,168	3,788,803
Home Depot, Inc.	141,353	10,721,625
Lowe’s Cos., Inc.	96,396	4,589,414
Ross Stores, Inc.	39,463	2,872,906
Tractor Supply Co.	58,358	3,919,907

		30,506,330

Textiles, Apparel & Luxury Goods (2.2%)
Lululemon Athletica, Inc.*	45,253	3,307,542
NIKE, Inc., Class B	44,100	3,203,424
Prada S.p.A	205,600	1,992,140
Under Armour, Inc., Class A*	43,623	3,465,847

		11,968,953

Total Consumer Discretionary		155,692,816

Consumer Staples (5.1%)
Beverages (1.3%)
Anheuser-Busch InBev N.V.	15,453	1,538,233
Monster Beverage Corp.*	32,136	1,679,106
PepsiCo, Inc.	33,732	2,681,694
Pernod-Ricard S.A.	10,598	1,316,040

		7,215,073

Food & Staples Retailing (2.6%)
Costco Wholesale Corp.	35,510	4,087,911
CVS Caremark Corp.	90,396	5,129,973
Whole Foods Market, Inc.	93,680	5,480,280

		14,698,164

Food Products (0.8%)
Green Mountain Coffee Roasters, Inc.*	36,294	2,734,027
Nestle S.A. (Registered)	27,004	1,888,653

		4,622,680

Household Products (0.4%)
Procter & Gamble Co.	27,159	2,052,949

Total Consumer Staples		28,588,866

Energy (4.9%)
Energy Equipment & Services (1.0%)
FMC Technologies, Inc.*	50,483	2,797,768
Schlumberger Ltd.	34,945	3,087,740

		5,885,508

Oil, Gas & Consumable Fuels (3.9%)
Cabot Oil & Gas Corp.	74,816	2,792,133
Concho Resources, Inc.*	25,136	2,735,048
EOG Resources, Inc.	16,494	2,792,104
EQT Corp.	30,620	2,716,607
Pioneer Natural Resources Co.	32,602	6,155,258
Range Resources Corp.	58,361	4,429,016

		21,620,166

Total Energy		27,505,674

Financials (5.2%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	11,317	2,066,937
Franklin Resources, Inc.	60,384	3,052,411
Invesco Ltd.	130,797	4,172,425
TD Ameritrade Holding Corp.	59,018	1,545,091

		10,836,864

Consumer Finance (1.0%)
American Express Co.	73,101	5,520,587

Diversified Financial Services (0.4%)
IntercontinentalExchange, Inc.*	10,561	1,915,977

Real Estate Investment Trusts (REITs) (1.9%)
American Tower Corp. (REIT)	144,057	10,678,945

Total Financials		28,952,373

Health Care (11.3%)
Biotechnology (7.5%)
Alexion Pharmaceuticals, Inc.*	27,824	3,232,036
Biogen Idec, Inc.*	39,674	9,551,912
Celgene Corp.*	39,990	6,155,661
Gilead Sciences, Inc.*	230,260	14,469,538
Pharmacyclics, Inc.*	22,421	3,103,515
Regeneron Pharmaceuticals, Inc.*	10,503	3,286,074
Vertex Pharmaceuticals, Inc.*	25,797	1,955,928

		41,754,664

Health Care Equipment & Supplies (0.8%)
IDEXX Laboratories, Inc.*	27,521	2,742,468
Stryker Corp.	25,087	1,695,630

		4,438,098

Health Care Providers & Services (1.7%)
McKesson Corp.	55,632	7,137,586
UnitedHealth Group, Inc.	32,692	2,341,074

		9,478,660

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.3%)
Novo Nordisk A/S, Class B	13,977	$2,372,979
Valeant Pharmaceuticals International, Inc.*	48,255	5,034,444

		7,407,423

Total Health Care		63,078,845

Industrials (11.7%)
Aerospace & Defense (3.1%)
Boeing Co.	52,296	6,144,780
Precision Castparts Corp.	50,362	11,444,261

		17,589,041

Air Freight & Logistics (0.7%)
United Parcel Service, Inc., Class B	43,387	3,964,270

Airlines (0.8%)
Delta Air Lines, Inc.	81,063	1,912,276
United Continental Holdings, Inc.*	80,897	2,484,347

		4,396,623

Electrical Equipment (1.1%)
Roper Industries, Inc.	44,506	5,913,512

Industrial Conglomerates (2.2%)
Danaher Corp.	179,832	12,465,954

Machinery (0.3%)
Flowserve Corp.	26,500	1,653,335

Road & Rail (2.0%)
J.B. Hunt Transport Services, Inc.	26,276	1,916,309
Kansas City Southern	56,218	6,148,000
Union Pacific Corp.	21,728	3,375,228

		11,439,537

Trading Companies & Distributors (1.5%)
Fastenal Co.	130,483	6,556,771
W.W. Grainger, Inc.	5,912	1,547,230

		8,104,001

Total Industrials		65,526,273

Information Technology (25.5%)
Communications Equipment (1.6%)
Juniper Networks, Inc.*	103,594	2,057,377
QUALCOMM, Inc.	105,316	7,094,086

		9,151,463

Computers & Peripherals (2.6%)
Apple, Inc.	30,782	14,675,319

Internet Software & Services (11.1%)
Akamai Technologies, Inc.*	42,189	2,181,171
Baidu, Inc. (ADR)*	34,636	5,374,814
eBay, Inc.*	212,173	11,837,132
Facebook, Inc., Class A*	56,600	2,843,584
Google, Inc., Class A*	34,200	29,956,122
LinkedIn Corp., Class A*	27,153	6,681,267
Rackspace Hosting, Inc.*	20,800	1,097,408
Tencent Holdings Ltd.	34,500	1,809,539

		61,781,037

IT Services (6.9%)
Alliance Data Systems Corp.*	9,011	1,905,556
Cognizant Technology Solutions Corp., Class A*	51,807	4,254,391
Fiserv, Inc.*	21,003	2,122,353
Mastercard, Inc., Class A	22,659	15,244,522
Visa, Inc., Class A	78,627	15,025,620

		38,552,442

Software (3.3%)
Concur Technologies, Inc.*	17,400	1,922,700
NetSuite, Inc.*	18,089	1,952,527
Red Hat, Inc.*	64,031	2,954,390
Salesforce.com, Inc.*	127,679	6,627,817
ServiceNow, Inc.*	53,347	2,771,376
Workday, Inc., Class A*	24,001	1,942,401

		18,171,211

Total Information Technology		142,331,472

Materials (3.6%)
Chemicals (3.3%)
Ecolab, Inc.	62,080	6,131,021
FMC Corp.	30,043	2,154,684
Praxair, Inc.	38,977	4,685,425
Sherwin-Williams Co.	31,075	5,661,243

		18,632,373

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	14,417	1,415,317

Total Materials		20,047,690

Telecommunication Services (3.4%)
Wireless Telecommunication Services (3.4%)
Crown Castle International Corp.*	193,274	14,114,800
SBA Communications Corp., Class A*	30,920	2,487,823
Softbank Corp.	32,400	2,238,120

Total Telecommunication Services		18,840,743

Total Investments (98.6%) (Cost $332,354,158)		550,564,752
Other Assets Less Liabilities (1.4%)		7,701,079

Net Assets (100%)		$558,265,831

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$151,300,308	$4,392,508	$—	$155,692,816
Consumer Staples	23,845,940	4,742,926	—	28,588,866
Energy	27,505,674	—	—	27,505,674
Financials	28,952,373	—	—	28,952,373
Health Care	60,705,866	2,372,979	—	63,078,845
Industrials	65,526,273	—	—	65,526,273
Information Technology	140,521,933	1,809,539	—	142,331,472
Materials	20,047,690	—	—	20,047,690
Telecommunication Services	16,602,623	2,238,120	—	18,840,743

Total Assets	$535,008,680	$15,556,072	$—	$550,564,752

Total Liabilities	$—	$—	$—	$—

Total	$535,008,680	$15,556,072	$—	$550,564,752

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government securities	$267,033,886
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government securities	$317,299,887

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$218,595,713
Aggregate gross unrealized depreciation	(1,826,756)

Net unrealized appreciation	$216,768,957

Federal income tax cost of investments	$333,795,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Auto Components (1.1%)
Aisin Seiki Co., Ltd.	1,700	$72,379
BorgWarner, Inc.	951	96,422
Bridgestone Corp.	5,600	203,673
Cie Generale des Etablissements Michelin	42,332	4,694,327
Continental AG	944	160,019
Delphi Automotive plc	2,385	139,332
Denso Corp.	4,200	195,697
GKN plc	14,268	78,997
Goodyear Tire & Rubber Co.*	2,016	45,259
Hyundai Mobis	10,768	2,865,655
Johnson Controls, Inc.	5,768	239,372
Koito Manufacturing Co., Ltd.	1,000	18,963
NGK Spark Plug Co., Ltd.	2,000	44,133
NHK Spring Co., Ltd.	1,400	14,300
NOK Corp.	900	13,991
Nokian Renkaat Oyj	958	48,653
Pirelli & C. S.p.A.	2,049	26,680
Stanley Electric Co., Ltd.	1,100	23,333
Sumitomo Rubber Industries Ltd.	1,400	21,521
Toyoda Gosei Co., Ltd.	600	14,747
Toyota Boshoku Corp.	700	9,350
Toyota Industries Corp.	1,400	60,247
Yokohama Rubber Co., Ltd.	2,000	19,696

		9,106,746

Automobiles (2.2%)
Bayerische Motoren Werke (BMW) AG	2,859	307,374
Bayerische Motoren Werke (BMW) AG (Preference)	448	36,546
Daihatsu Motor Co., Ltd.	2,000	38,659
Daimler AG (Registered)	8,206	639,668
Fiat S.p.A.*	7,802	62,169
Ford Motor Co.	33,330	562,277
Fuji Heavy Industries Ltd.	5,000	137,850
General Motors Co.*	7,948	285,890
Harley-Davidson, Inc.	1,857	119,294
Honda Motor Co., Ltd.	14,000	531,970
Isuzu Motors Ltd.	10,000	65,720
Mazda Motor Corp.*	23,100	102,698
Mitsubishi Motors Corp.*	3,400	37,495
Nissan Motor Co., Ltd.	662,320	6,630,275
Porsche Automobil Holding SE (Preference)	1,322	115,535
Renault S.A.	1,660	132,341
Suzuki Motor Corp.	3,100	74,177
Toyota Motor Corp.	130,930	8,351,708
Volkswagen AG	254	57,608
Volkswagen AG (Preference)	1,249	294,432
Yamaha Motor Co., Ltd.	2,400	35,013

		18,618,699

Distributors (0.0%)
Genuine Parts Co.	1,305	105,562
Jardine Cycle & Carriage Ltd.	1,000	30,409

		135,971

Diversified Consumer Services (0.0%)
Benesse Holdings, Inc.	600	21,792
H&R Block, Inc.	2,258	60,198

		81,990

Hotels, Restaurants & Leisure (0.4%)
Accor S.A.	1,276	53,065
Carnival Corp.	3,725	121,584
Carnival plc	1,569	53,189
Chipotle Mexican Grill, Inc.*	255	109,318
Compass Group plc	15,627	215,038
Crown Ltd.	3,470	50,338
Darden Restaurants, Inc.	1,066	49,345
Echo Entertainment Group Ltd.	6,438	16,697
Flight Centre Ltd.	462	20,817
Galaxy Entertainment Group Ltd.*	18,000	126,252
Genting Singapore plc	52,942	60,557
InterContinental Hotels Group plc	2,349	68,526
International Game Technology	2,079	39,355
Marriott International, Inc., Class A	1,983	83,405
McDonald’s Corp.	8,439	811,916
McDonald’s Holdings Co. Japan Ltd.	573	15,786
MGM China Holdings Ltd.	8,400	27,888
OPAP S.A.	2,171	24,231
Oriental Land Co., Ltd.	400	66,005
Sands China Ltd.	20,796	128,569
Shangri-La Asia Ltd.	13,000	21,522
SJM Holdings Ltd.	17,000	47,783
SKYCITY Entertainment Group Ltd.	4,996	16,639
Sodexo S.A.	816	76,138
Starbucks Corp.	6,335	487,605
Starwood Hotels & Resorts Worldwide, Inc.	1,670	110,972
Tabcorp Holdings Ltd.	6,400	19,583
Tatts Group Ltd.	11,657	33,712
TUI Travel plc	3,893	23,174
Whitbread plc	1,541	73,944
William Hill plc	7,368	48,070
Wyndham Worldwide Corp.	1,153	70,298
Wynn Macau Ltd.	13,600	46,380
Wynn Resorts Ltd.	668	105,551
Yum! Brands, Inc.	3,792	270,711

		3,593,963

Household Durables (0.1%)
Casio Computer Co., Ltd.	1,800	16,628
D.R. Horton, Inc.	2,319	45,058
Electrolux AB	2,072	53,809
Garmin Ltd.	1,036	46,817
Harman International Industries, Inc.	576	38,148
Husqvarna AB, Class B	3,493	22,681
Leggett & Platt, Inc.	1,213	36,572
Lennar Corp., Class A	1,461	51,719
Newell Rubbermaid, Inc.	2,412	66,330
Panasonic Corp.	19,100	184,209
Persimmon plc*	2,587	45,483
PulteGroup, Inc.	3,085	50,903
Rinnai Corp.	300	22,219
Sekisui Chemical Co., Ltd.	4,000	40,612
Sekisui House Ltd.	5,000	67,043
Sharp Corp.*	9,000	32,962
Sony Corp.	8,700	185,692
Whirlpool Corp.	680	99,579

		1,106,464

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	3,127	977,625
Expedia, Inc.	912	47,232
Netflix, Inc.*	498	153,987
priceline.com, Inc.*	437	441,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	6,300	$95,178
TripAdvisor, Inc.*	964	73,110

		1,788,917

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	1,009	47,564
Mattel, Inc.	2,894	121,143
Namco Bandai Holdings, Inc.	1,600	29,869
Nikon Corp.	3,000	52,281
Sankyo Co., Ltd.	400	19,513
Sega Sammy Holdings, Inc.	1,600	46,049
Shimano, Inc.	700	62,455
Yamaha Corp.	1,400	19,940

		398,814

Media (2.7%)
Axel Springer AG	343	19,076
British Sky Broadcasting Group plc	8,979	126,464
Cablevision Systems Corp. - New York Group, Class A	1,930	32,501
CBS Corp., Class B	4,731	260,962
Comcast Corp. (NASDAQ), Class A	130,800	5,672,796
Comcast Corp., Class A	22,107	998,131
Dentsu, Inc.	1,561	59,235
DIRECTV*	4,319	258,060
Discovery Communications, Inc., Class A*	1,955	165,041
Eutelsat Communications S.A.	1,148	36,295
Gannett Co., Inc.	1,990	53,312
Hakuhodo DY Holdings, Inc.	2,000	14,853
Interpublic Group of Cos., Inc.	3,694	63,463
ITV plc	32,020	90,871
J.C. Decaux S.A.	526	19,366
Kabel Deutschland Holding AG	195	24,798
Lagardere S.C.A.	1,023	33,222
News Corp., Class A*	31,689	508,925
Omnicom Group, Inc.	2,178	138,172
Pearson plc	7,065	143,770
ProSiebenSat.1 Media AG (Registered)	888	37,722
Publicis Groupe S.A.	1,537	122,306
Reed Elsevier N.V.	5,954	119,736
Reed Elsevier plc	10,544	142,191
Scripps Networks Interactive, Inc., Class A	922	72,018
SES S.A. (FDR)	2,576	73,707
Singapore Press Holdings Ltd.	14,000	45,865
Telenet Group Holding N.V.	499	24,846
Time Warner Cable, Inc.	36,547	4,078,645
Time Warner, Inc.	42,575	2,801,861
Toho Co., Ltd.	1,000	20,815
Twenty-First Century Fox, Inc.	126,758	4,246,393
Viacom, Inc., Class B	3,671	306,822
Walt Disney Co.	40,453	2,608,814
Washington Post Co., Class B	34	20,786
Wolters Kluwer N.V.	2,622	67,591
WPP plc	10,906	224,228

		23,733,659

Multiline Retail (0.7%)
Dollar General Corp.*	2,545	143,691
Dollar Tree, Inc.*	1,920	109,747
Don Quijote Co., Ltd.	500	31,283
Family Dollar Stores, Inc.	812	58,480
Harvey Norman Holdings Ltd.	5,254	15,587
Isetan Mitsukoshi Holdings Ltd.	3,100	45,856
J. Front Retailing Co., Ltd.	4,000	32,311
J.C. Penney Co., Inc.*	1,607	14,174
Kohl’s Corp.	1,710	88,492
Macy’s, Inc.	45,461	1,967,097
Marks & Spencer Group plc	13,873	111,531
Marui Group Co., Ltd.	1,900	17,764
Next plc	1,403	117,200
Nordstrom, Inc.	1,224	68,789
Takashimaya Co., Ltd.	2,000	18,699
Target Corp.	46,201	2,955,940

		5,796,641

Specialty Retail (1.5%)
ABC-Mart, Inc.	200	9,736
Abercrombie & Fitch Co., Class A	623	22,036
AutoNation, Inc.*	540	28,172
AutoZone, Inc.*	303	128,087
Bed Bath & Beyond, Inc.*	1,835	141,956
Best Buy Co., Inc.	2,223	83,362
CarMax, Inc.*	1,872	90,736
Fast Retailing Co., Ltd.	500	187,446
GameStop Corp., Class A	947	47,019
Gap, Inc.	2,338	94,175
Hennes & Mauritz AB, Class B	8,068	350,379
Home Depot, Inc.	37,788	2,866,220
Inditex S.A.	12,830	1,976,970
Kingfisher plc	884,514	5,525,855
L Brands, Inc.	2,061	125,927
Lowe’s Cos., Inc.	8,894	423,443
Nitori Holdings Co., Ltd.	300	27,468
O’Reilly Automotive, Inc.*	900	114,831
PetSmart, Inc.	905	69,015
Ross Stores, Inc.	1,853	134,898
Sanrio Co., Ltd.	400	24,538
Shimamura Co., Ltd.	200	19,879
Staples, Inc.	5,552	81,337
Tiffany & Co.	934	71,563
TJX Cos., Inc.	6,044	340,821
Urban Outfitters, Inc.*	906	33,314
USS Co., Ltd.	1,900	27,467
Yamada Denki Co., Ltd.	7,500	22,127

		13,068,777

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	1,806	195,900
Asics Corp.	1,200	20,656
Burberry Group plc	3,790	100,256
Christian Dior S.A.	471	92,361
Cie Financiere Richemont S.A. (Registered)	4,458	446,613
Coach, Inc.	2,348	128,037
Fossil Group, Inc.*	438	50,913
Hugo Boss AG	271	35,056
Kering	657	147,234
Li & Fung Ltd.	50,000	72,719
Luxottica Group S.p.A.	1,409	74,950
LVMH Moet Hennessy Louis Vuitton S.A.	2,168	427,042
NIKE, Inc., Class B	6,317	458,867
PVH Corp.	695	82,490
Ralph Lauren Corp.	508	83,683
Swatch Group AG	266	171,186
Swatch Group AG (Registered)	373	42,070
VF Corp.	746	148,491

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Yue Yuen Industrial Holdings Ltd.	6,500	$18,144

		2,796,668

Total Consumer Discretionary		80,227,309

Consumer Staples (4.9%)
Beverages (1.1%)
Anheuser-Busch InBev N.V.	6,903	687,143
Asahi Group Holdings Ltd.	3,400	89,207
Beam, Inc.	1,349	87,213
Brown-Forman Corp., Class B	1,371	93,406
Carlsberg A/S, Class B	923	95,094
Coca-Cola Amatil Ltd.	4,928	56,363
Coca-Cola Co.	32,269	1,222,350
Coca-Cola Enterprises, Inc.	2,054	82,591
Coca-Cola HBC AG (ADR)	1,740	51,974
Coca-Cola West Co., Ltd.	600	11,970
Constellation Brands, Inc., Class A*	1,412	81,049
Diageo plc	21,430	681,718
Dr. Pepper Snapple Group, Inc.	1,746	78,256
Heineken Holding N.V.	872	55,156
Heineken N.V.	1,989	140,972
Kirin Holdings Co., Ltd.	7,000	101,765
Molson Coors Brewing Co., Class B	1,306	65,470
Monster Beverage Corp.*	1,185	61,916
PepsiCo, Inc.	13,017	1,034,851
Pernod-Ricard S.A.	1,830	227,246
Remy Cointreau S.A.	192	20,460
SABMiller plc	8,249	419,793
Suntory Beverage & Food Ltd.*	110,900	3,740,104
Treasury Wine Estates Ltd.	5,506	22,704

		9,208,771

Food & Staples Retailing (2.2%)
Aeon Co., Ltd.	5,200	71,471
Carrefour S.A.	5,175	177,650
Casino Guichard Perrachon S.A.	479	49,359
Colruyt S.A.	650	36,084
Costco Wholesale Corp.	3,710	427,095
CVS Caremark Corp.	116,832	6,630,216
Delhaize Group S.A.	891	56,159
Distribuidora Internacional de Alimentacion S.A.	5,131	44,488
FamilyMart Co., Ltd.	500	21,593
J Sainsbury plc	10,576	67,031
Jeronimo Martins SGPS S.A.	2,150	44,153
Kesko Oyj, Class B	495	14,853
Koninklijke Ahold N.V.	8,676	150,296
Kroger Co.	4,444	179,271
Lawson, Inc.	500	39,117
Metcash Ltd.	7,502	22,396
Metro AG	1,120	44,395
Olam International Ltd.	14,000	17,074
Safeway, Inc.	2,004	64,108
Seven & I Holdings Co., Ltd.	6,500	236,736
Sysco Corp.	4,994	158,959
Tesco plc	758,085	4,405,877
Walgreen Co.	84,468	4,544,378
Wal-Mart Stores, Inc.	13,758	1,017,542
Wesfarmers Ltd.	8,695	333,629
Whole Foods Market, Inc.	3,145	183,982
WM Morrison Supermarkets plc	19,573	88,723
Woolworths Ltd.	10,601	346,139

		19,472,774

Food Products (0.7%)
Ajinomoto Co., Inc.	5,000	65,619
Archer-Daniels-Midland Co.	5,524	203,504
Aryzta AG*	754	50,400
Associated British Foods plc	3,077	93,450
Barry Callebaut AG (Registered)*	16	16,065
Calbee, Inc.	800	23,163
Campbell Soup Co.	1,515	61,676
ConAgra Foods, Inc.	3,637	110,347
Danone S.A.	4,876	367,029
General Mills, Inc.	5,401	258,816
Golden Agri-Resources Ltd.	65,244	27,043
Hershey Co.	1,283	118,677
Hormel Foods Corp.	1,147	48,312
J.M. Smucker Co.	893	93,801
Kellogg Co.	2,182	128,149
Kerry Group plc, Class A	1,268	77,116
Kikkoman Corp.	1,000	18,261
Kraft Foods Group, Inc.	5,039	264,245
Lindt & Spruengli AG	7	28,724
Lindt & Spruengli AG (Registered)	1	47,548
McCormick & Co., Inc. (Non-Voting)	1,101	71,235
Mead Johnson Nutrition Co.	1,688	125,351
MEIJI Holdings Co., Ltd.	569	31,085
Mondelez International, Inc., Class A	15,029	472,211
Nestle S.A. (Registered)	27,539	1,926,070
Nippon Meat Packers, Inc.	1,000	14,294
Nisshin Seifun Group, Inc.	1,650	16,618
Nissin Foods Holdings Co., Ltd.	500	20,499
Orkla ASA	6,678	48,642
Suedzucker AG	694	20,449
Tate & Lyle plc	4,041	48,182
Toyo Suisan Kaisha Ltd.	1,000	29,279
Tyson Foods, Inc., Class A	2,302	65,101
Unilever N.V. (CVA)	13,911	541,155
Unilever plc	10,961	432,972
Wilmar International Ltd.	17,000	42,956
Yakult Honsha Co., Ltd.	800	40,002
Yamazaki Baking Co., Ltd.	1,000	10,784

		6,058,830

Household Products (0.4%)
Clorox Co.	1,098	89,728
Colgate-Palmolive Co.	7,456	442,141
Henkel AG & Co. KGaA	1,120	99,200
Henkel AG & Co. KGaA (Preference)	1,538	158,486
Kimberly-Clark Corp.	3,244	305,650
Procter & Gamble Co.	23,122	1,747,792
Reckitt Benckiser Group plc	5,521	403,995
Svenska Cellulosa AB, Class B	4,997	125,961
Unicharm Corp.	1,000	58,294

		3,431,247

Personal Products (0.1%)
Avon Products, Inc.	3,766	77,580
Beiersdorf AG	869	77,168
Estee Lauder Cos., Inc., Class A	2,158	150,844
Kao Corp.	4,400	136,975
L’Oreal S.A.	2,077	356,713
Shiseido Co., Ltd.	3,100	55,633

		854,913

Tobacco (0.4%)
Altria Group, Inc.	17,001	583,984
British American Tobacco plc	16,481	874,206
Imperial Tobacco Group plc	8,375	310,078

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Tobacco, Inc.	9,500	$341,167
Lorillard, Inc.	3,110	139,266
Philip Morris International, Inc.	13,680	1,184,551
Reynolds American, Inc.	2,687	131,072
Swedish Match AB	1,771	62,499

		3,626,823

Total Consumer Staples		42,653,358

Energy (7.8%)
Energy Equipment & Services (2.3%)
Aker Solutions ASA	1,416	19,886
AMEC plc	2,636	45,832
Baker Hughes, Inc.	87,617	4,301,995
Cameron International Corp.*	2,114	123,394
CGG*	1,369	31,550
Diamond Offshore Drilling, Inc.	575	35,834
Ensco plc, Class A	1,952	104,920
FMC Technologies, Inc.*	1,987	110,120
Fugro N.V. (CVA)	21,898	1,335,778
Halliburton Co.	102,851	4,952,276
Helmerich & Payne, Inc.	877	60,469
Nabors Industries Ltd.	2,362	37,934
National Oilwell Varco, Inc.	3,639	284,242
Noble Corp.	107,034	4,042,674
Petrofac Ltd.	2,240	50,950
Rowan Cos., plc, Class A*	1,046	38,409
Saipem S.p.A.	2,286	49,667
SBM Offshore N.V.*	136,904	2,712,409
Schlumberger Ltd.	11,185	988,307
Seadrill Ltd.	3,206	143,845
Subsea 7 S.A.	2,431	50,534
Technip S.A.	857	100,624
Tenaris S.A.	4,076	95,617
Transocean Ltd.	3,094	137,431
WorleyParsons Ltd.	1,776	40,294

		19,894,991

Oil, Gas & Consumable Fuels (5.5%)
Anadarko Petroleum Corp.	4,242	394,464
Apache Corp.	3,410	290,327
BG Group plc	29,057	555,312
BP plc	828,749	5,810,737
Cabot Oil & Gas Corp.	3,616	134,949
Caltex Australia Ltd.	1,163	20,061
Chesapeake Energy Corp.	4,343	112,397
Chevron Corp.	45,346	5,509,539
China Shenhua Energy Co., Ltd., Class H	221,000	672,469
ConocoPhillips Co.	10,357	719,915
CONSOL Energy, Inc.	1,870	62,925
Cosmo Oil Co., Ltd.*	5,000	9,360
Delek Group Ltd.	44	14,358
Denbury Resources, Inc.*	3,057	56,279
Devon Energy Corp.	3,233	186,738
Eni S.p.A.	176,510	4,047,517
EOG Resources, Inc.	2,307	390,529
EQT Corp.	1,298	115,159
Exxon Mobil Corp.	37,197	3,200,430
Galp Energia SGPS S.A., Class B	2,301	38,273
Hess Corp.	2,442	188,864
Idemitsu Kosan Co., Ltd.	200	17,295
INPEX Corp.	7,600	89,534
Japan Petroleum Exploration Co.	300	12,880
JX Holdings, Inc.	19,394	100,428
Kinder Morgan, Inc.	5,684	202,180
Lundin Petroleum AB*	1,922	41,450
Marathon Oil Corp.	6,026	210,187
Marathon Petroleum Corp.	2,650	170,448
Murphy Oil Corp.	1,509	91,023
Neste Oil Oyj	1,114	24,641
Newfield Exploration Co.*	1,109	30,353
Noble Energy, Inc.	3,004	201,298
Occidental Petroleum Corp.	6,833	639,159
OMV AG	1,298	64,094
Origin Energy Ltd.	9,380	123,383
Peabody Energy Corp.	2,245	38,726
Petroleo Brasileiro S.A. (ADR)	69,790	1,167,587
Phillips 66	5,156	298,120
Pioneer Natural Resources Co.	1,179	222,595
QEP Resources, Inc.	1,463	40,510
Range Resources Corp.	1,406	106,701
Repsol S.A.	98,376	2,438,837
Royal Dutch Shell plc, Class A	32,216	1,063,951
Royal Dutch Shell plc, Class B	174,757	6,038,802
Santos Ltd.	8,158	114,768
Showa Shell Sekiyu KK	1,500	16,756
Southwestern Energy Co.*	2,994	108,922
Spectra Energy Corp.	5,687	194,666
Statoil ASA	101,196	2,297,136
Talisman Energy, Inc.	78,900	905,391
Tesoro Corp.	1,182	51,984
TonenGeneral Sekiyu KK	2,000	18,455
Total S.A.	114,384	6,637,761
Tullow Oil plc	7,819	129,620
Valero Energy Corp.	4,578	156,339
Whitehaven Coal Ltd.*	3,721	6,977
Williams Cos., Inc.	5,775	209,979
Woodside Petroleum Ltd.	5,652	201,999
WPX Energy, Inc.*	1,660	31,972

		47,047,509

Total Energy		66,942,500

Financials (15.8%)
Capital Markets (2.0%)
3i Group plc	8,440	49,708
Aberdeen Asset Management plc	8,187	50,179
Ameriprise Financial, Inc.	1,694	154,290
Bank of New York Mellon Corp.	91,948	2,775,910
BlackRock, Inc.	1,064	287,940
Charles Schwab Corp.	9,763	206,390
Credit Suisse Group AG (Registered)*	238,314	7,278,413
Daiwa Securities Group, Inc.	14,500	129,813
Deutsche Bank AG (Registered)	8,706	399,742
E*TRADE Financial Corp.*	2,533	41,794
Franklin Resources, Inc.	3,471	175,459
Goldman Sachs Group, Inc.	3,531	558,640
Hargreaves Lansdown plc	2,013	31,920
ICAP plc	4,751	28,789
Invesco Ltd.	3,785	120,741
Investec plc	4,602	29,831
Julius Baer Group Ltd.*	1,839	85,814
Legg Mason, Inc.	904	30,230
Macquarie Group Ltd.	2,609	116,610
Mediobanca S.p.A.	4,491	31,320
Morgan Stanley	112,754	3,038,720
Nomura Holdings, Inc.	31,400	244,377
Northern Trust Corp.	1,922	104,538
Partners Group Holding AG	148	36,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ratos AB, Class B	1,661	$15,468
SBI Holdings, Inc.	1,750	22,539
Schroders plc	976	40,702
State Street Corp.	3,744	246,168
T. Rowe Price Group, Inc.	2,216	159,397
UBS AG (Registered)*	31,120	636,612

		17,128,336

Commercial Banks (6.5%)
Aozora Bank Ltd.	9,000	26,644
Australia & New Zealand Banking Group Ltd.	23,365	670,918
Banca Monte dei Paschi di Siena S.p.A.*	58,355	16,184
Banco Bilbao Vizcaya Argentaria S.A.	46,860	523,639
Banco de Sabadell S.A.	24,795	62,425
Banco de Sabadell S.A.†	4,959	12,418
Banco Espirito Santo S.A. (Registered)*	18,026	19,192
Banco Popular Espanol S.A.*	10,771	57,835
Banco Santander S.A.	95,109	775,612
Bank Hapoalim B.M.	9,119	46,112
Bank Leumi Le-Israel B.M.*	10,767	40,024
Bank of East Asia Ltd.	10,400	44,049
Bank of Ireland*	180,129	51,174
Bank of Kyoto Ltd.	3,000	26,309
Bank of Yokohama Ltd.	10,000	57,073
Bankia S.A.*	34,425	37,490
Banque Cantonale Vaudoise (Registered)	26	14,325
Barclays plc	104,337	448,459
BB&T Corp.	5,957	201,049
Bendigo and Adelaide Bank Ltd.	3,513	32,838
BNP Paribas S.A.	139,987	9,469,071
BOC Hong Kong Holdings Ltd.	32,000	102,735
CaixaBank	10,105	44,347
Chiba Bank Ltd.	7,000	50,989
Chugoku Bank Ltd.	1,000	14,039
Comerica, Inc.	1,537	60,419
Commerzbank AG*	8,250	94,980
Commonwealth Bank of Australia	13,713	910,979
Credit Agricole S.A.*	8,640	95,274
Danske Bank A/S*	5,629	121,195
DBS Group Holdings Ltd.	201,088	2,631,912
DNB ASA	8,451	128,313
Erste Group Bank AG	2,198	69,462
Fifth Third Bancorp	7,539	136,004
Fukuoka Financial Group, Inc.	7,000	31,548
Gunma Bank Ltd.	3,000	17,519
Hachijuni Bank Ltd.	3,000	18,617
Hang Seng Bank Ltd.	6,600	107,647
Hiroshima Bank Ltd.	4,000	17,010
Hokuhoku Financial Group, Inc.	10,000	20,957
HSBC Holdings plc (Hong Kong Exchange)	357,114	3,883,826
HSBC Holdings plc (London Stock Exchange)	157,577	1,707,649
Huntington Bancshares, Inc./Ohio	7,150	59,059
ICICI Bank Ltd. (ADR)	35,980	1,096,670
Intesa Sanpaolo S.p.A.	1,535,489	3,167,862
Iyo Bank Ltd.	2,000	20,917
Joyo Bank Ltd.	6,000	32,168
KB Financial Group, Inc. (ADR)	62,765	2,198,030
KBC Groep N.V.	87,178	4,282,946
KeyCorp	7,543	85,990
Lloyds Banking Group plc*	6,632,320	7,900,331
M&T Bank Corp.	1,097	122,776
Mitsubishi UFJ Financial Group, Inc.	108,800	694,009
Mizrahi Tefahot Bank Ltd.	1,185	13,047
Mizuho Financial Group, Inc.	197,424	427,807
National Australia Bank Ltd.	20,003	640,439
Natixis S.A.	7,530	36,041
Nishi-Nippon City Bank Ltd.	6,000	16,298
Nordea Bank AB	24,242	292,336
Oversea-Chinese Banking Corp., Ltd.	22,000	180,623
PNC Financial Services Group, Inc.	4,491	325,373
Raiffeisen Bank International AG	376	12,305
Regions Financial Corp.	11,980	110,935
Resona Holdings, Inc.	16,351	83,506
Royal Bank of Scotland Group plc*	18,073	105,301
Seven Bank Ltd.	4,600	15,350
Shinsei Bank Ltd.	14,000	33,898
Shizuoka Bank Ltd.	5,000	56,768
Skandinaviska Enskilda Banken AB, Class A	12,972	137,457
Societe Generale S.A.	6,036	300,747
Standard Chartered plc	20,597	493,832
Sumitomo Mitsui Financial Group, Inc.	10,877	525,066
Sumitomo Mitsui Trust Holdings, Inc.	26,860	132,531
SunTrust Banks, Inc.	78,659	2,550,125
Suruga Bank Ltd.	2,000	34,325
Svenska Handelsbanken AB, Class A	4,241	181,407
Swedbank AB, Class A	7,734	180,152
U.S. Bancorp/Minnesota	15,523	567,831
UniCredit S.p.A.	560,022	3,569,933
Unione di Banche Italiane S.c.p.A.	7,829	39,591
United Overseas Bank Ltd.	11,000	181,236
Wells Fargo & Co.	40,836	1,687,344
Westpac Banking Corp.	26,506	809,329
Yamaguchi Financial Group, Inc.	2,000	19,614
Zions Bancorp	1,559	42,748

		56,362,314

Consumer Finance (0.6%)
Acom Co., Ltd.*	3,400	12,764
AEON Financial Service Co., Ltd.	600	18,831
American Express Co.	56,524	4,268,692
Capital One Financial Corp.	4,908	337,376
Credit Saison Co., Ltd.	1,300	35,167
Discover Financial Services	4,087	206,557
SLM Corp.	3,768	93,823

		4,973,210

Diversified Financial Services (2.6%)
ASX Ltd.	1,673	53,892
Bank of America Corp.	218,293	3,012,443
Citigroup, Inc.	106,285	5,155,885
CME Group, Inc./Illinois	2,625	193,935
Deutsche Boerse AG	1,683	126,615
Eurazeo S.A.	292	18,748
Exor S.p.A.	534	20,033
First Pacific Co., Ltd.	20,250	22,376
Groupe Bruxelles Lambert S.A.	707	60,133
Hong Kong Exchanges and Clearing Ltd.	8,900	142,636
Industrivarden AB, Class C	911	16,769
ING Groep N.V. (CVA)*	587,905	6,641,945
IntercontinentalExchange, Inc.*	613	111,211

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Investment AB Kinnevik, Class B	1,783	$61,730
Investor AB, Class B	3,944	119,670
Japan Exchange Group, Inc.	2,000	44,214
JPMorgan Chase & Co.	107,461	5,554,659
Leucadia National Corp.	2,641	71,941
London Stock Exchange Group plc	1,529	38,045
McGraw Hill Financial, Inc.	2,353	154,333
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,100	26,928
Moody’s Corp.	1,656	116,467
NASDAQ OMX Group, Inc.	905	29,042
NYSE Euronext	2,109	88,536
ORIX Corp.	10,700	173,625
Pargesa Holding S.A.	235	17,631
Pohjola Bank plc, Class A	1,258	20,899
Singapore Exchange Ltd.	7,000	40,509
Wendel S.A.	285	38,633

		22,173,483

Insurance (2.8%)
ACE Ltd.	36,437	3,409,046
Admiral Group plc	1,753	34,992
Aegon N.V.	14,837	109,795
Aflac, Inc.	3,903	241,947
Ageas	1,988	80,523
AIA Group Ltd.	102,400	481,244
Allianz SE (Registered)	3,894	612,141
Allstate Corp.	3,886	196,437
American International Group, Inc.	12,469	606,367
AMP Ltd.	24,651	106,016
Aon plc	2,586	192,502
Assicurazioni Generali S.p.A.	10,082	201,182
Assurant, Inc.	625	33,813
Aviva plc	667,495	4,287,851
AXA S.A.‡	15,266	353,676
Baloise Holding AG (Registered)	410	45,336
Berkshire Hathaway, Inc., Class B*	15,212	1,726,714
Chubb Corp.	2,159	192,712
Cincinnati Financial Corp.	1,220	57,535
CNP Assurances S.A.	1,278	23,021
Dai-ichi Life Insurance Co., Ltd.	7,300	103,973
Delta Lloyd N.V.	1,571	33,431
Direct Line Insurance Group plc	7,045	24,316
Genworth Financial, Inc., Class A*	4,066	52,004
Gjensidige Forsikring ASA	1,722	26,002
Hannover Rueckversicherung SE (Registered)	547	40,227
Hartford Financial Services Group, Inc.	3,845	119,656
Insurance Australia Group Ltd.	17,938	98,231
Legal & General Group plc	50,693	161,015
Lincoln National Corp.	2,248	94,394
Loews Corp.	2,612	122,085
Mapfre S.A.	6,058	21,685
Marsh & McLennan Cos., Inc.	4,678	203,727
MetLife, Inc.	9,459	444,100
MS&AD Insurance Group Holdings, Inc.	4,411	114,880
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	17,228	3,366,682
NKSJ Holdings, Inc.	2,885	73,992
Old Mutual plc	42,015	127,602
Principal Financial Group, Inc.	2,306	98,743
Progressive Corp.	4,689	127,681
Prudential Financial, Inc.	3,949	307,943
Prudential plc	22,001	409,957
QBE Insurance Group Ltd.	9,995	136,788
Resolution Ltd.	11,894	61,193
RSA Insurance Group plc	30,543	59,780
Sampo Oyj, Class A	3,621	155,582
SCOR SE	1,408	46,620
Sony Financial Holdings, Inc.	1,600	29,267
Standard Life plc	20,309	113,561
Suncorp Group Ltd.	11,124	135,635
Swiss Life Holding AG (Registered)*	274	51,870
Swiss Reinsurance AG*	41,950	3,469,741
T&D Holdings, Inc.	5,000	61,753
Tokio Marine Holdings, Inc.	6,000	195,636
Torchmark Corp.	781	56,505
Travelers Cos., Inc.	3,156	267,534
Tryg A/S	238	21,909
Unum Group	2,291	69,738
Vienna Insurance Group AG Wiener Versicherung Gruppe	303	15,556
XL Group plc	2,412	74,338
Zurich Insurance Group AG*	1,271	327,325

		24,515,507

Real Estate Investment Trusts (REITs) (0.5%)
American Tower Corp. (REIT)	3,370	249,818
Apartment Investment & Management Co. (REIT), Class A	1,149	32,103
Ascendas Real Estate Investment Trust (REIT)	16,000	29,078
AvalonBay Communities, Inc. (REIT)	1,024	130,140
Boston Properties, Inc. (REIT)	1,267	135,442
British Land Co. plc (REIT)	8,003	74,821
CapitaCommercial Trust (REIT)	17,000	19,649
CapitaMall Trust (REIT)	21,000	32,809
CFS Retail Property Trust Group (REIT)	17,577	32,795
Corio N.V. (REIT)	569	24,513
Dexus Property Group (REIT)	39,433	36,971
Equity Residential (REIT)	2,828	151,496
Federation Centres Ltd. (REIT)	10,960	23,312
Fonciere des Regions (REIT)	248	20,570
Gecina S.A. (REIT)	188	24,042
Goodman Group (REIT)	14,576	66,358
GPT Group (REIT)	15,105	49,038
Hammerson plc (REIT)	6,122	49,654
HCP, Inc. (REIT)	3,789	155,160
Health Care REIT, Inc. (REIT)	2,437	152,020
Host Hotels & Resorts, Inc. (REIT)	6,306	111,427
ICADE (REIT)	305	27,856
Intu Properties plc (REIT)	5,111	26,568
Japan Prime Realty Investment Corp. (REIT)	6	21,059
Japan Real Estate Investment Corp. (REIT)	5	58,396
Japan Retail Fund Investment Corp. (REIT)	18	37,027
Kimco Realty Corp. (REIT)	3,461	69,843
Klepierre S.A. (REIT)	815	35,338
Land Securities Group plc (REIT)	6,713	99,874
Link REIT (REIT)	20,000	98,119
Macerich Co. (REIT)	1,155	65,188
Mirvac Group (REIT)	29,365	47,667
Nippon Building Fund, Inc. (REIT)	6	74,470

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Nippon Prologis REIT, Inc. (REIT)	2	$19,960
Nomura Real Estate Office Fund, Inc. (REIT)	3	15,413
Plum Creek Timber Co., Inc. (REIT)	1,338	62,659
Prologis, Inc. (REIT)	4,156	156,349
Public Storage (REIT)	1,225	196,674
Segro plc (REIT)	6,408	32,159
Simon Property Group, Inc. (REIT)	2,610	386,880
Stockland Corp., Ltd. (REIT)	18,711	67,553
Unibail-Rodamco SE (REIT)	810	200,971
United Urban Investment Corp. (REIT)	20	30,520
Ventas, Inc. (REIT)	2,478	152,397
Vornado Realty Trust (REIT)	1,474	123,904
Westfield Group (REIT)	18,076	185,663
Westfield Retail Trust (REIT)	24,933	69,082
Weyerhaeuser Co. (REIT)	4,867	139,342

		4,102,147

Real Estate Management & Development (0.8%)
Aeon Mall Co., Ltd.	770	22,827
CapitaLand Ltd.	23,000	56,650
CapitaMalls Asia Ltd.	12,361	19,262
CBRE Group, Inc., Class A*	2,355	54,471
Cheung Kong Holdings Ltd.	127,560	1,942,371
City Developments Ltd.	3,000	24,511
Daito Trust Construction Co., Ltd.	600	59,881
Daiwa House Industry Co., Ltd.	5,000	94,003
Global Logistic Properties Ltd.	26,000	59,894
Hang Lung Properties Ltd.	19,000	64,673
Henderson Land Development Co., Ltd.	8,800	54,348
Hulic Co., Ltd.	2,100	31,363
Hysan Development Co., Ltd.	5,000	22,273
Immofinanz AG*	8,239	35,968
Keppel Land Ltd.	7,000	19,752
Kerry Properties Ltd.	6,000	25,568
Lend Lease Group	4,667	44,235
Mitsubishi Estate Co., Ltd.	11,000	324,086
Mitsui Fudosan Co., Ltd.	7,000	234,651
New World Development Co., Ltd.	32,000	48,108
Nomura Real Estate Holdings, Inc.	1,100	27,026
NTT Urban Development Corp.	1,200	15,712
Sino Land Co., Ltd.	24,600	36,222
Sumitomo Realty & Development Co., Ltd.	3,000	142,072
Sun Hung Kai Properties Ltd.	14,000	190,436
Swire Pacific Ltd., Class A	158,260	1,895,635
Swire Properties Ltd.	526,332	1,476,002
Swiss Prime Site AG (Registered)*	440	34,033
Tokyo Tatemono Co., Ltd.	4,000	36,543
Tokyu Land Corp.†	4,000	41,406
UOL Group Ltd.	4,000	19,609
Wharf Holdings Ltd.	13,400	116,102
Wheelock & Co., Ltd.	8,000	42,445

		7,312,138

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	4,307	38,978
People’s United Financial, Inc.	2,705	38,898

		77,876

Total Financials		136,645,011

Health Care (12.2%)
Biotechnology (1.7%)
Actelion Ltd. (Registered)*	960	68,151
Alexion Pharmaceuticals, Inc.*	1,670	193,987
Amgen, Inc.	49,365	5,525,918
Biogen Idec, Inc.*	2,002	482,001
Celgene Corp.*	3,471	534,291
CSL Ltd.	4,255	254,047
Elan Corp. plc*	4,389	68,313
Gilead Sciences, Inc.*	110,390	6,936,908
Grifols S.A.	1,265	51,940
Novozymes A/S, Class B	1,969	75,323
Regeneron Pharmaceuticals, Inc.*	659	206,181
Vertex Pharmaceuticals, Inc.*	1,965	148,986

		14,546,046

Health Care Equipment & Supplies (1.5%)
Abbott Laboratories	13,125	435,619
Baxter International, Inc.	4,565	299,875
Becton, Dickinson and Co.	1,644	164,433
Boston Scientific Corp.*	11,268	132,286
C.R. Bard, Inc.	653	75,226
CareFusion Corp.*	1,847	68,154
Cochlear Ltd.	492	27,760
Coloplast A/S, Class B	980	55,798
Covidien plc	32,226	1,963,852
DENTSPLY International, Inc.	1,183	51,354
Edwards Lifesciences Corp.*	946	65,870
Elekta AB, Class B	3,172	51,035
Essilor International S.A.	1,758	189,076
Getinge AB, Class B	90,215	3,224,421
Intuitive Surgical, Inc.*	342	128,684
Medtronic, Inc.	100,014	5,325,745
Olympus Corp.*	1,600	48,556
Smith & Nephew plc	7,750	96,733
Sonova Holding AG (Registered)*	424	52,698
St. Jude Medical, Inc.	2,467	132,330
Stryker Corp.	2,491	168,367
Sysmex Corp.	600	38,212
Terumo Corp.	1,300	66,524
Varian Medical Systems, Inc.*	929	69,424
William Demant Holding A/S*	226	20,886
Zimmer Holdings, Inc.	1,427	117,214

		13,070,132

Health Care Providers & Services (0.6%)
Aetna, Inc.	3,115	199,422
Alfresa Holdings Corp.	400	20,591
AmerisourceBergen Corp.	1,988	121,467
Cardinal Health, Inc.	2,902	151,339
Celesio AG	666	14,993
Cigna Corp.	2,411	185,309
DaVita HealthCare Partners, Inc.*	1,511	85,976
Express Scripts Holding Co.*	6,892	425,788
Fresenius Medical Care AG & Co. KGaA	1,812	117,886
Fresenius SE & Co. KGaA	1,072	133,162
Humana, Inc.	1,328	123,942
Laboratory Corp. of America Holdings*	775	76,834
McKesson Corp.	1,939	248,774
Medipal Holdings Corp.	1,300	16,016
Miraca Holdings, Inc.	500	22,280
Patterson Cos., Inc.	655	26,331
Quest Diagnostics, Inc.	33,468	2,067,988

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Ramsay Health Care Ltd.	1,141	$38,543
Sonic Healthcare Ltd.	3,210	48,483
Suzuken Co., Ltd.	600	19,716
Tenet Healthcare Corp.*	852	35,094
UnitedHealth Group, Inc.	8,574	613,984
WellPoint, Inc.	2,541	212,453

		5,006,371

Health Care Technology (0.0%)
Cerner Corp.*	2,480	130,324
M3, Inc.	5	13,821

		144,145

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.	2,799	143,449
Life Technologies Corp.*	1,426	106,707
Lonza Group AG (Registered)*	443	36,249
PerkinElmer, Inc.	941	35,523
QIAGEN N.V.*	1,979	42,663
Thermo Fisher Scientific, Inc.	3,069	282,808
Waters Corp.*	705	74,878

		722,277

Pharmaceuticals (8.3%)
AbbVie, Inc.	13,374	598,219
Actavis, Inc.*	23,684	3,410,496
Allergan, Inc.	2,503	226,396
Astellas Pharma, Inc.	3,800	193,296
AstraZeneca plc	10,734	558,766
Bayer AG (Registered)	38,092	4,491,595
Bristol-Myers Squibb Co.	13,854	641,163
Chugai Pharmaceutical Co., Ltd.	1,900	38,930
Daiichi Sankyo Co., Ltd.	5,900	106,722
Dainippon Sumitomo Pharma Co., Ltd.	1,300	17,669
Eisai Co., Ltd.	2,200	89,303
Eli Lilly and Co.	8,415	423,527
Forest Laboratories, Inc.*	64,906	2,777,328
GlaxoSmithKline plc	304,963	7,689,449
Hisamitsu Pharmaceutical Co., Inc.	500	27,875
Hospira, Inc.*	1,383	54,241
Johnson & Johnson	23,811	2,064,176
Kyowa Hakko Kirin Co., Ltd.	2,000	20,510
Mallinckrodt plc*	3,546	156,343
Merck & Co., Inc.	146,254	6,963,153
Merck KGaA	20,008	3,122,273
Mitsubishi Tanabe Pharma Corp.	1,900	26,617
Mylan, Inc.*	3,224	123,060
Novartis AG (Registered)	74,264	5,707,246
Novo Nordisk A/S, Class B	3,406	578,262
Ono Pharmaceutical Co., Ltd.	700	42,942
Orion Oyj, Class B	845	21,286
Otsuka Holdings Co., Ltd.	3,200	92,652
Perrigo Co.	794	97,964
Pfizer, Inc.	319,941	9,185,506
Roche Holding AG	35,920	9,687,497
Salix Pharmaceuticals Ltd.*	28,700	1,919,456
Sanofi S.A.	100,004	10,142,722
Santen Pharmaceutical Co., Ltd.	600	29,086
Shionogi & Co., Ltd.	2,600	54,515
Shire plc	4,864	195,126
Taisho Pharmaceutical Holdings Co., Ltd.	300	19,747
Takeda Pharmaceutical Co., Ltd.	6,800	320,647
Teva Pharmaceutical Industries Ltd.	7,254	273,153
Tsumura & Co.	500	14,640
UCB S.A.	942	57,334
Zoetis, Inc.	4,169	129,739

		72,390,627

Total Health Care		105,879,598

Industrials (8.0%)
Aerospace & Defense (1.0%)
BAE Systems plc	391,852	2,882,574
Boeing Co.	5,864	689,020
Cobham plc	9,341	43,446
Embraer S.A. (ADR)	53,850	1,748,509
European Aeronautic Defence and Space Co. N.V.	4,968	316,524
Finmeccanica S.p.A.*	3,870	23,151
General Dynamics Corp.	2,832	247,857
Honeywell International, Inc.	6,658	552,880
L-3 Communications Holdings, Inc.	770	72,765
Lockheed Martin Corp.	2,277	290,431
Meggitt plc	6,743	59,930
Northrop Grumman Corp.	1,922	183,090
Precision Castparts Corp.	1,223	277,915
Raytheon Co.	2,705	208,474
Rockwell Collins, Inc.	1,118	75,867
Rolls-Royce Holdings plc*	16,177	291,221
Safran S.A.	2,137	131,644
Singapore Technologies Engineering Ltd.	14,000	46,535
Textron, Inc.	2,431	67,120
Thales S.A.	788	43,319
United Technologies Corp.	7,134	769,188
Zodiac Aerospace	295	46,953

		9,068,413

Air Freight & Logistics (1.8%)
C.H. Robinson Worldwide, Inc.	1,378	82,074
Deutsche Post AG (Registered)	91,959	3,051,697
Expeditors International of Washington, Inc.	1,759	77,502
FedEx Corp.	32,445	3,702,299
TNT Express N.V.	476,550	4,350,440
Toll Holdings Ltd.	5,996	32,611
United Parcel Service, Inc., Class B	49,593	4,531,312
Yamato Holdings Co., Ltd.	3,300	74,262

		15,902,197

Airlines (0.4%)
ANA Holdings, Inc.	9,000	19,594
Cathay Pacific Airways Ltd.	10,000	19,598
Delta Air Lines, Inc.	7,349	173,363
Deutsche Lufthansa AG (Registered)*	154,706	3,016,973
easyJet plc	1,354	28,014
International Consolidated Airlines Group S.A.*	8,125	44,407
Japan Airlines Co., Ltd.	515	31,122
Qantas Airways Ltd.*	8,911	12,262
Singapore Airlines Ltd.	5,000	41,608
Southwest Airlines Co.	6,038	87,913

		3,474,854

Building Products (0.4%)
Asahi Glass Co., Ltd.	9,000	55,761
Assa Abloy AB, Class B	2,866	131,556
Cie de Saint-Gobain S.A.	51,111	2,531,072
Daikin Industries Ltd.	2,000	106,007
Geberit AG (Registered)*	326	88,029
LIXIL Group Corp.	2,200	45,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Masco Corp.	2,972	$63,244
TOTO Ltd.	3,000	41,935

		3,062,792

Commercial Services & Supplies (0.3%)
ADT Corp.*	34,019	1,383,213
Aggreko plc	2,310	59,984
Babcock International Group plc	3,118	60,371
Brambles Ltd.	13,457	114,367
Cintas Corp.	831	42,547
Dai Nippon Printing Co., Ltd.	5,000	52,800
Edenred	1,736	56,365
G4S plc	12,246	50,415
Iron Mountain, Inc.	1,376	37,180
Park24 Co., Ltd.	800	14,202
Pitney Bowes, Inc.	1,684	30,632
Republic Services, Inc.	2,303	76,828
Secom Co., Ltd.	1,800	112,437
Securitas AB, Class B	2,559	29,227
Serco Group plc	4,328	38,291
Societe BIC S.A.	248	28,837
Stericycle, Inc.*	708	81,703
Toppan Printing Co., Ltd.	5,000	40,236
Tyco International Ltd.	3,843	134,428
Waste Management, Inc.	3,646	150,361

		2,594,424

Construction & Engineering (0.5%)
ACS Actividades de Construccion y Servicios S.A.	1,223	38,882
Bouygues S.A.	1,637	59,739
Chiyoda Corp.	1,000	12,005
Ferrovial S.A.	3,383	60,824
Fluor Corp.	1,362	96,648
Foster Wheeler AG*	129,380	3,407,869
Hochtief AG	266	23,222
Jacobs Engineering Group, Inc.*	1,144	66,558
JGC Corp.	2,000	72,028
Kajima Corp.	7,000	28,414
Kinden Corp.	1,000	10,733
Koninklijke Boskalis Westminster N.V.	611	27,063
Leighton Holdings Ltd.	1,281	23,005
Obayashi Corp.	6,000	35,770
OCI*	777	26,279
Quanta Services, Inc.*	1,788	49,188
Shimizu Corp.	5,000	24,365
Skanska AB, Class B	3,287	63,216
Taisei Corp.	9,000	44,224
Vinci S.A.	3,920	227,877

		4,397,909

Electrical Equipment (0.4%)
ABB Ltd. (Registered)*	18,779	444,168
Alstom S.A.	1,782	63,476
AMETEK, Inc.	2,060	94,801
Eaton Corp. plc	4,039	278,045
Emerson Electric Co.	6,073	392,923
Fuji Electric Co., Ltd.	4,000	16,278
Furukawa Electric Co., Ltd.	5,000	11,496
Legrand S.A.	2,137	118,576
Mabuchi Motor Co., Ltd.	200	10,519
Mitsubishi Electric Corp.	17,000	178,137
Nidec Corp.	900	74,165
OSRAM Licht AG*	677	31,781
Prysmian S.p.A.	1,760	43,096
Rockwell Automation, Inc.	1,154	123,409
Roper Industries, Inc.	836	111,079
Schneider Electric S.A.	4,505	380,973
Shanghai Electric Group Co., Ltd., Class H	2,852,000	1,014,907
Sumitomo Electric Industries Ltd.	6,500	94,033

		3,481,862

Industrial Conglomerates (1.6%)
3M Co.	5,485	654,964
Danaher Corp.	5,052	350,205
General Electric Co.	189,154	4,518,889
Hopewell Holdings Ltd.	5,000	16,729
Hutchison Whampoa Ltd.	18,000	215,604
Keppel Corp., Ltd.	12,300	102,161
Koninklijke Philips N.V.	74,472	2,400,859
NWS Holdings Ltd.	13,000	20,181
Sembcorp Industries Ltd.	9,000	37,950
Siemens AG (Registered)	40,341	4,860,478
Smiths Group plc	3,398	76,959
Toshiba Corp.	35,000	156,671

		13,411,650

Machinery (0.6%)
Alfa Laval AB	2,687	64,847
Amada Co., Ltd.	3,000	26,949
Andritz AG	644	37,860
Atlas Copco AB, Class A	5,801	169,877
Atlas Copco AB, Class B	3,370	89,039
Caterpillar, Inc.	5,380	448,531
CNH Industrial N.V.*	7,394	94,828
Cummins, Inc.	1,482	196,913
Deere & Co.	3,264	265,657
Dover Corp.	1,469	131,960
FANUC Corp.	1,600	263,859
Flowserve Corp.	1,182	73,745
GEA Group AG	1,505	61,804
Hino Motors Ltd.	2,000	29,381
Hitachi Construction Machinery Co., Ltd.	900	20,098
IHI Corp.	11,000	46,218
Illinois Tool Works, Inc.	3,508	267,555
IMI plc	2,775	65,365
Ingersoll-Rand plc	2,292	148,842
Invensys plc	5,620	45,309
Japan Steel Works Ltd.	3,000	17,366
Joy Global, Inc.	870	44,405
JTEKT Corp.	1,900	25,940
Kawasaki Heavy Industries Ltd.	12,000	51,885
Komatsu Ltd.	8,100	200,986
Kone Oyj, Class B	1,346	120,091
Kubota Corp.	9,000	129,742
Kurita Water Industries Ltd.	900	19,072
Makita Corp.	1,000	57,989
MAN SE	301	35,891
Melrose Industries plc	10,399	50,471
Metso Oyj	1,105	43,412
Mitsubishi Heavy Industries Ltd.	26,000	148,919
Nabtesco Corp.	900	21,901
NGK Insulators Ltd.	2,000	30,276
NSK Ltd.	4,000	40,735
PACCAR, Inc.	3,011	167,592
Pall Corp.	966	74,421
Parker Hannifin Corp.	1,280	139,162
Pentair Ltd. (Registered)	1,675	108,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sandvik AB	9,105	$125,807
Scania AB, Class B	2,765	59,244
Schindler Holding AG	419	62,918
Schindler Holding AG (Registered)	198	28,769
Sembcorp Marine Ltd.	7,000	25,276
SKF AB, Class B	3,389	94,340
SMC Corp.	400	94,979
Snap-on, Inc.	481	47,860
Stanley Black & Decker, Inc.	1,345	121,817
Sulzer AG (Registered)	207	32,045
Sumitomo Heavy Industries Ltd.	5,000	22,687
THK Co., Ltd.	1,100	24,329
Vallourec S.A.	892	53,422
Volvo AB, Class B	12,577	188,360
Wartsila OYJ	1,449	65,434
Weir Group plc	1,827	68,915
Xylem, Inc.	1,521	42,482
Yangzijiang Shipbuilding Holdings Ltd.	19,735	17,225
Zardoya Otis S.A.	1,469	23,848

		5,277,424

Marine (0.0%)
A. P. Moller - Maersk A/S, Class A	5	43,242
A. P. Moller - Maersk A/S, Class B	11	100,860
Kuehne + Nagel International AG (Registered)	472	61,848
Mitsui O.S.K. Lines Ltd.*	10,000	45,068
Nippon Yusen KK	14,000	44,153
Orient Overseas International Ltd.	2,000	11,746

		306,917

Professional Services (0.5%)
Adecco S.A. (Registered)*	1,144	81,466
ALS Ltd.	3,164	30,993
Bureau Veritas S.A.	1,896	59,765
Capita plc	5,672	91,457
Dun & Bradstreet Corp.	308	31,986
Equifax, Inc.	1,022	61,167
Experian plc	8,691	165,602
Intertek Group plc	1,388	74,264
Nielsen Holdings N.V.	1,769	64,480
Randstad Holding N.V.	54,884	3,091,762
Robert Half International, Inc.	1,219	47,577
Seek Ltd.	2,741	30,378
SGS S.A. (Registered)	48	114,593

		3,945,490

Road & Rail (0.3%)
Asciano Ltd.	8,573	46,627
Aurizon Holdings Ltd.	17,339	75,702
Central Japan Railway Co.	1,200	153,578
ComfortDelGro Corp., Ltd.	16,000	25,124
CSX Corp.	8,596	221,261
DSV A/S	1,660	47,092
East Japan Railway Co.	2,897	248,748
Hankyu Hanshin Holdings, Inc.	10,000	55,445
Kansas City Southern	927	101,377
Keikyu Corp.	4,000	37,764
Keio Corp.	5,000	35,811
Keisei Electric Railway Co., Ltd.	2,000	20,794
Kintetsu Corp.	14,000	52,129
MTR Corp., Ltd.	12,000	47,499
Nippon Express Co., Ltd.	7,000	35,037
Norfolk Southern Corp.	2,608	201,729
Odakyu Electric Railway Co., Ltd.	5,000	49,596
Ryder System, Inc.	428	25,552
Tobu Railway Co., Ltd.	9,000	47,429
Tokyu Corp.	10,000	71,214
Union Pacific Corp.	3,932	610,797
West Japan Railway Co.	1,500	64,169

		2,274,474

Trading Companies & Distributors (0.2%)
Brenntag AG	450	74,911
Bunzl plc	2,868	62,123
Fastenal Co.	2,355	118,339
ITOCHU Corp.	13,000	158,971
Marubeni Corp.	14,000	109,955
Mitsubishi Corp.	12,200	246,495
Mitsui & Co., Ltd.	15,000	217,610
Noble Group Ltd.	33,818	25,069
Rexel S.A.	1,277	32,479
Sojitz Corp.	10,600	20,705
Sumitomo Corp.	9,800	131,803
Toyota Tsusho Corp.	1,900	49,561
Travis Perkins plc	2,092	55,881
W.W. Grainger, Inc.	527	137,921
Wolseley plc	2,354	121,834

		1,563,657

Transportation Infrastructure (0.0%)
Abertis Infraestructuras S.A.	3,255	63,257
Aeroports de Paris S.A.	268	28,059
Atlantia S.p.A.	2,899	58,946
Auckland International Airport Ltd.	7,833	21,566
Fraport AG	328	23,021
Groupe Eurotunnel S.A. (Registered)	4,920	44,842
Hutchison Port Holdings Trust, Class U	46,000	35,880
Kamigumi Co., Ltd.	2,000	16,969
Koninklijke Vopak N.V.	619	35,469
Mitsubishi Logistics Corp.	1,000	15,067
Sydney Airport	1,602	5,874
Transurban Group	11,528	73,130

		422,080

Total Industrials		69,184,143

Information Technology (9.0%)
Communications Equipment (1.8%)
AAC Technologies Holdings, Inc.	6,500	29,542
Brocade Communications Systems, Inc.*	341,940	2,752,617
Cisco Systems, Inc.	347,377	8,135,569
F5 Networks, Inc.*	670	57,459
Harris Corp.	904	53,607
JDS Uniphase Corp.*	1,844	27,125
Juniper Networks, Inc.*	4,177	82,955
Motorola Solutions, Inc.	2,005	119,057
Nokia Oyj*	32,386	212,846
QUALCOMM, Inc.	14,500	976,720
Telefonaktiebolaget LM Ericsson, Class B	213,946	2,846,311

		15,293,808

Computers & Peripherals (0.8%)
Apple, Inc.	7,678	3,660,486
Dell, Inc.	12,416	170,968
EMC Corp.	17,568	449,038
Gemalto N.V.	684	73,445
Hewlett-Packard Co.	94,372	1,979,925
NEC Corp.	22,000	50,806

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
NetApp, Inc.	2,881	$122,788
SanDisk Corp.	2,052	122,115
Seagate Technology plc	2,648	115,824
Western Digital Corp.	1,801	114,183

		6,859,578

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	1,345	104,076
Citizen Holdings Co., Ltd.	2,400	16,798
Corning, Inc.	12,460	181,791
Flextronics International Ltd.*	235,990	2,145,149
FLIR Systems, Inc.	1,156	36,298
Fujifilm Holdings Corp.	4,100	98,188
Hamamatsu Photonics KK	600	22,555
Hexagon AB, Class B	2,046	61,698
Hirose Electric Co., Ltd.	300	45,964
Hitachi High-Technologies Corp.	600	13,429
Hitachi Ltd.	41,400	272,504
Hoya Corp.	3,800	89,651
Ibiden Co., Ltd.	1,000	16,308
Jabil Circuit, Inc.	1,627	35,273
Keyence Corp.	340	128,847
Kyocera Corp.	2,800	148,410
Molex, Inc.	1,147	44,183
Murata Manufacturing Co., Ltd.	1,700	129,539
Nippon Electric Glass Co., Ltd.	3,000	16,023
Omron Corp.	1,800	64,917
Shimadzu Corp.	2,000	18,923
TDK Corp.	1,100	43,085
TE Connectivity Ltd.	3,500	181,230
Yaskawa Electric Corp.	2,000	28,058
Yokogawa Electric Corp.	1,700	24,178

		3,967,075

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	1,544	79,825
DeNA Co., Ltd.	900	18,294
eBay, Inc.*	9,842	549,085
Google, Inc., Class A*	2,364	2,070,651
Gree, Inc.	700	5,448
United Internet AG (Registered)	784	29,698
VeriSign, Inc.*	1,147	58,371
Yahoo! Japan Corp.	12,600	71,399
Yahoo!, Inc.*	8,002	265,346

		3,148,117

IT Services (1.0%)
Accenture plc, Class A	25,105	1,848,732
Amadeus IT Holding S.A., Class A	3,249	115,160
AtoS	470	36,707
Automatic Data Processing, Inc.	4,113	297,699
Cap Gemini S.A.	1,279	76,081
Cognizant Technology Solutions Corp., Class A*	2,563	210,474
Computer Sciences Corp.	1,280	66,227
Computershare Ltd.	3,681	34,065
Fidelity National Information Services, Inc.	2,467	114,567
Fiserv, Inc.*	1,101	111,256
Fujitsu Ltd.*	16,000	59,576
Global Payments, Inc.	39,820	2,034,006
International Business Machines Corp.	8,703	1,611,622
ITOCHU Techno-Solutions Corp.	200	7,101
Mastercard, Inc., Class A	875	588,683
Nomura Research Institute Ltd.	800	27,753
NTT Data Corp.	1,100	36,986
Otsuka Corp.	100	12,737
Paychex, Inc.	2,799	113,751
Teradata Corp.*	1,396	77,394
Total System Services, Inc.	1,349	39,688
Visa, Inc., Class A	4,361	833,387
Western Union Co.	4,776	89,120

		8,442,772

Office Electronics (0.0%)
Brother Industries Ltd.	2,000	22,504
Canon, Inc.	9,700	308,876
Konica Minolta, Inc.	4,000	33,532
Ricoh Co., Ltd.	6,000	69,037
Xerox Corp.	9,817	101,017

		534,966

Semiconductors & Semiconductor Equipment (1.8%)
Advantest Corp.	1,200	13,807
Altera Corp.	2,630	97,731
Analog Devices, Inc.	2,587	121,718
Applied Materials, Inc.	267,437	4,690,845
ARM Holdings plc	11,897	189,904
ASM Pacific Technology Ltd.	1,700	17,250
ASML Holding N.V.	3,076	303,780
Broadcom Corp., Class A	4,650	120,947
First Solar, Inc.*	602	24,206
Infineon Technologies AG	9,390	93,941
Intel Corp.	42,144	965,941
KLA-Tencor Corp.	1,388	84,460
Lam Research Corp.*	1,388	71,052
Linear Technology Corp.	1,993	79,042
LSI Corp.	4,788	37,442
Microchip Technology, Inc.	1,672	67,365
Micron Technology, Inc.*	8,739	152,670
NVIDIA Corp.	4,865	75,699
Rohm Co., Ltd.	800	32,799
Samsung Electronics Co., Ltd. (GDR)(m)	9,470	6,041,860
STMicroelectronics N.V.	5,519	50,898
Sumco Corp.	1,000	8,108
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	106,893	1,812,905
Teradyne, Inc.*	1,502	24,813
Texas Instruments, Inc.	9,361	376,968
Tokyo Electron Ltd.	1,500	80,269
Xilinx, Inc.	2,272	106,466

		15,742,886

Software (2.8%)
Adobe Systems, Inc.*	3,953	205,319
Autodesk, Inc.*	1,882	77,482
CA, Inc.	2,728	80,940
Citrix Systems, Inc.*	1,555	109,799
Dassault Systemes S.A.	528	70,488
Electronic Arts, Inc.*	2,645	67,580
GungHo Online Entertainment, Inc.*	30	23,287
Intuit, Inc.	2,506	166,173
Konami Corp.	800	18,442
Microsoft Corp.	263,027	8,761,429
Nexon Co., Ltd.	1,000	12,167
NICE Systems Ltd.	523	21,549
Nintendo Co., Ltd.	900	101,907
Oracle Corp.	89,216	2,959,295
Oracle Corp. Japan	300	11,170
Red Hat, Inc.*	1,602	73,916
Sage Group plc	9,951	53,130

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Salesforce.com, Inc.*	4,637	$240,707
SAP AG	44,568	3,296,263
Software AG	51,890	1,847,297
Symantec Corp.	78,745	1,948,939
Trend Micro, Inc.	102,400	3,807,640

		23,954,919

Total Information Technology		77,944,121

Materials (3.9%)
Chemicals (1.9%)
Air Liquide S.A.	2,699	375,906
Air Products and Chemicals, Inc.	1,778	189,481
Air Water, Inc.	1,000	14,721
Airgas, Inc.	569	60,342
Akzo Nobel N.V.	59,958	3,940,121
Arkema S.A.	546	60,828
Asahi Kasei Corp.	11,000	82,700
BASF SE	7,844	752,373
CF Industries Holdings, Inc.	496	104,572
Croda International plc	1,172	50,375
Daicel Corp.	2,000	18,007
Dow Chemical Co.	67,906	2,607,590
E.I. du Pont de Nemours & Co.	7,771	455,070
Eastman Chemical Co.	1,293	100,725
Ecolab, Inc.	2,313	228,432
EMS-Chemie Holding AG (Registered)	70	24,769
FMC Corp.	1,117	80,111
Fuchs Petrolub SE (Preference)	303	25,374
Givaudan S.A. (Registered)*	72	105,172
Hitachi Chemical Co., Ltd.	900	14,458
Incitec Pivot Ltd.	14,098	35,379
International Flavors & Fragrances, Inc.	661	54,400
Israel Chemicals Ltd.	3,844	32,440
Israel Corp., Ltd.*	20	10,562
Johnson Matthey plc	1,771	80,507
JSR Corp.	1,600	29,641
K+S AG (Registered)	1,488	38,570
Kaneka Corp.	2,000	13,022
Kansai Paint Co., Ltd.	2,000	26,492
Koninklijke DSM N.V.	1,333	100,591
Kuraray Co., Ltd.	3,000	35,861
Lanxess AG	718	46,605
Linde AG	1,599	316,694
LyondellBasell Industries N.V., Class A	44,984	3,294,178
Mitsubishi Chemical Holdings Corp.	12,000	55,913
Mitsubishi Gas Chemical Co., Inc.	3,000	25,149
Mitsui Chemicals, Inc.	7,000	19,157
Monsanto Co.	4,509	470,604
Mosaic Co.	2,874	123,639
Nitto Denko Corp.	1,400	91,012
Orica Ltd.	3,157	59,080
PPG Industries, Inc.	1,199	200,305
Praxair, Inc.	2,475	297,520
Sherwin-Williams Co.	738	134,449
Shin-Etsu Chemical Co., Ltd.	3,500	213,643
Showa Denko KK	13,000	17,590
Sigma-Aldrich Corp.	1,004	85,641
Sika AG	19	55,381
Solvay S.A.	515	77,231
Sumitomo Chemical Co., Ltd.	13,000	49,463
Syngenta AG (Registered)	802	327,593
Taiyo Nippon Sanso Corp.	2,000	13,388
Teijin Ltd.	8,000	18,394
Toray Industries, Inc.	12,000	78,743
Ube Industries Ltd.	8,000	15,057
Umicore S.A.	990	48,095
Yara International ASA	1,616	66,728

		15,949,844

Construction Materials (0.8%)
Boral Ltd.	6,433	28,806
CRH plc	249,743	5,965,003
Fletcher Building Ltd.	5,870	46,316
HeidelbergCement AG	1,213	93,554
Holcim Ltd. (Registered)*	1,975	146,976
Imerys S.A.	317	22,133
James Hardie Industries plc (CDI)	3,754	37,402
Lafarge S.A.	1,612	112,289
Taiheiyo Cement Corp.	10,000	43,542
Vulcan Materials Co.	1,071	55,489

		6,551,510

Containers & Packaging (0.3%)
Amcor Ltd.	10,426	101,738
Avery Dennison Corp.	780	33,946
Ball Corp.	1,189	53,362
Bemis Co., Inc.	896	34,953
MeadWestvaco Corp.	1,536	58,952
Owens-Illinois, Inc.*	1,354	40,647
Rexam plc	328,612	2,562,064
Sealed Air Corp.	1,613	43,857
Toyo Seikan Kaisha Ltd.	1,300	25,446

		2,954,965

Metals & Mining (0.9%)
Alcoa, Inc.	8,820	71,618
Allegheny Technologies, Inc.	888	27,102
Alumina Ltd.*	22,810	21,811
Anglo American plc	11,899	292,417
Antofagasta plc	3,407	45,145
ArcelorMittal S.A.	8,368	115,018
BHP Billiton Ltd.	27,427	914,467
BHP Billiton plc	18,151	534,801
Boliden AB	2,373	35,558
Cliffs Natural Resources, Inc.	1,227	25,153
Daido Steel Co., Ltd.	2,000	11,720
Fortescue Metals Group Ltd.	12,125	53,729
Freeport-McMoRan Copper & Gold, Inc.	8,734	288,921
Fresnillo plc	1,550	24,415
Glencore Xstrata plc*	90,733	494,571
Hitachi Metals Ltd.	1,000	12,249
Iluka Resources Ltd.	3,619	38,691
JFE Holdings, Inc.	4,200	108,659
Kobe Steel Ltd.*	22,000	40,734
Maruichi Steel Tube Ltd.	300	7,441
Mitsubishi Materials Corp.	9,000	37,082
Newcrest Mining Ltd.	6,608	72,126
Newmont Mining Corp.	4,167	117,093
Nippon Steel & Sumitomo Metal Corp.	65,050	220,374
Norsk Hydro ASA	8,067	33,445
Nucor Corp.	2,712	132,942
POSCO (ADR)	39,545	2,912,094
Randgold Resources Ltd.	754	54,331
Rio Tinto Ltd.	3,769	217,084
Rio Tinto plc	10,852	531,090

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Metal Mining Co., Ltd.	4,000	$56,402
ThyssenKrupp AG*	3,336	79,792
United States Steel Corp.	1,189	24,481
Vedanta Resources plc	916	16,045
Voestalpine AG	913	43,656
Yamato Kogyo Co., Ltd.	300	11,109

		7,723,366

Paper & Forest Products (0.0%)
International Paper Co.	3,720	166,656
Oji Holdings Corp.	7,000	32,759
Stora Enso Oyj, Class R	4,771	40,437
UPM-Kymmene Oyj	4,540	62,832

		302,684

Total Materials		33,482,369

Telecommunication Services (3.7%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	44,886	1,518,045
Belgacom S.A.	1,296	34,452
Bezeq Israeli Telecommunication Corp., Ltd.	15,630	28,740
BT Group plc	67,295	373,024
CenturyLink, Inc.	5,127	160,885
Deutsche Telekom AG (Registered)	24,282	351,987
Elisa Oyj	1,238	29,511
Frontier Communications Corp.	8,231	34,323
Hellenic Telecommunications Organization S.A.*	2,093	21,803
HKT Trust/HKT Ltd.	19,000	17,834
Iliad S.A.	198	46,207
Inmarsat plc	3,884	44,581
Koninklijke (Royal) KPN N.V.*	26,010	82,867
Nippon Telegraph & Telephone Corp.	3,728	192,667
Orange S.A.	16,043	201,172
PCCW Ltd.	31,000	13,710
Portugal Telecom SGPS S.A. (Registered)	5,461	24,609
Singapore Telecommunications Ltd.	1,256,350	3,735,352
Swisscom AG (Registered)	202	97,074
TDC A/S	6,341	53,655
Telecom Corp. of New Zealand Ltd.	16,649	32,150
Telecom Italia S.p.A.	81,234	67,037
Telecom Italia S.p.A. (RNC)	52,198	34,666
Telefonica Deutschland Holding AG	2,385	18,827
Telefonica S.A.	226,183	3,521,964
Telekom Austria AG	2,024	16,971
Telenor ASA	111,403	2,545,507
TeliaSonera AB	20,338	155,825
Telstra Corp., Ltd.	37,665	174,634
Verizon Communications, Inc.	24,157	1,127,166
Vivendi S.A.	180,941	4,162,587
Windstream Holdings, Inc.	5,117	40,936
Ziggo N.V	1,452	58,812

		19,019,580

Wireless Telecommunication Services (1.5%)
Crown Castle International Corp.*	2,464	179,946
KDDI Corp.	4,600	235,861
Millicom International Cellular S.A. (SDR)	543	47,949
NTT DOCOMO, Inc.	13,200	213,789
Softbank Corp.	8,100	559,530
Sprint Corp.*	152,052	944,243
StarHub Ltd.	4,919	16,821
Tele2 AB, Class B	2,756	35,250
Turkcell Iletisim Hizmetleri A/S (ADR)*	73,760	1,087,960
Vodafone Group plc	2,699,743	9,440,526

		12,761,875

Total Telecommunication Services		31,781,455

Utilities (0.9%)
Electric Utilities (0.5%)
Acciona S.A.	194	11,037
American Electric Power Co., Inc.	4,099	177,692
Cheung Kong Infrastructure Holdings Ltd.	5,000	34,651
Chubu Electric Power Co., Inc.	5,600	76,683
Chugoku Electric Power Co., Inc.	2,600	41,264
CLP Holdings Ltd.	15,500	126,204
Contact Energy Ltd.	3,230	14,513
Duke Energy Corp.	5,993	400,213
EDF S.A.	2,079	65,758
Edison International	2,783	128,185
EDP - Energias de Portugal S.A.	16,545	60,434
Enel S.p.A.	56,873	217,896
Entergy Corp.	1,498	94,659
Exelon Corp.	7,299	216,342
FirstEnergy Corp.	3,562	129,835
Fortum Oyj	3,844	86,638
Hokkaido Electric Power Co., Inc.*	1,700	22,881
Hokuriku Electric Power Co.	1,500	21,883
Iberdrola S.A.	41,437	240,769
Kansai Electric Power Co., Inc.*	6,000	76,911
Kyushu Electric Power Co., Inc.*	3,700	52,736
NextEra Energy, Inc.	3,572	286,332
Northeast Utilities	2,604	107,415
Pepco Holdings, Inc.	2,100	38,766
Pinnacle West Capital Corp.	903	49,430
Power Assets Holdings Ltd.	12,000	107,376
PPL Corp.	5,332	161,986
Red Electrica Corporacion S.A.	937	53,329
Shikoku Electric Power Co., Inc.*	1,500	25,439
Southern Co.	7,351	302,714
SP AusNet	14,553	16,292
SSE plc	8,119	193,740
Terna Rete Elettrica Nazionale S.p.A.	12,874	58,102
Tohoku Electric Power Co., Inc.*	3,900	47,850
Tokyo Electric Power Co., Inc.*	12,500	77,700
Verbund AG	548	12,403
Xcel Energy, Inc.	4,169	115,106

		3,951,164

Gas Utilities (0.1%)
AGL Resources, Inc.	972	44,741
APA Group	7,062	39,331
Enagas S.A.	1,556	38,133
Gas Natural SDG S.A.	3,008	62,790
Hong Kong & China Gas Co., Ltd.	50,348	121,133
ONEOK, Inc.	1,783	95,070
Osaka Gas Co., Ltd.	16,000	68,040
Snam S.p.A.	17,327	87,762
Toho Gas Co., Ltd.	4,000	20,917
Tokyo Gas Co., Ltd.	21,000	114,940

		692,857

Independent Power Producers & Energy Traders (0.0%)
AES Corp.	5,035	66,915
Electric Power Development Co., Ltd.	1,000	32,555

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Enel Green Power S.p.A.	15,107	$32,394
NRG Energy, Inc.	2,728	74,556

		206,420

Multi-Utilities (0.3%)
AGL Energy Ltd.	4,680	67,323
Ameren Corp.	1,984	69,123
CenterPoint Energy, Inc.	3,533	84,686
Centrica plc	44,715	267,622
CMS Energy Corp.	2,306	60,694
Consolidated Edison, Inc.	2,499	137,795
Dominion Resources, Inc.	4,918	307,277
DTE Energy Co.	1,486	98,046
E.ON SE	15,557	276,759
GDF Suez S.A.	11,355	285,265
Integrys Energy Group, Inc.	639	35,714
National Grid plc	31,283	369,955
NiSource, Inc.	2,592	80,067
PG&E Corp.	3,719	152,181
Public Service Enterprise Group, Inc.	4,319	142,225
RWE AG	4,228	143,797
RWE AG (Preference)	330	10,826
SCANA Corp.	1,149	52,900
Sempra Energy	1,940	166,064
Suez Environnement Co. S.A.	2,316	37,567
TECO Energy, Inc.	1,778	29,408
Veolia Environnement S.A.	2,922	49,907
Wisconsin Energy Corp.	1,937	78,216

		3,003,417

Water Utilities (0.0%)
Severn Trent plc	2,063	58,881
United Utilities Group plc	5,928	66,314

		125,195

Total Utilities		7,979,053

Total Common Stocks (75.5%) (Cost $490,749,913)		652,718,917

	Number of Rights	Value (Note 1)
RIGHTS:
Financials (0.0%)
Commercial Banks (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/17/13*	46,860	6,403
Barclays plc, expiring 10/2/13*	26,084	34,099

		40,502

Real Estate Management & Development (0.0%)
New World Development Co., Ltd., expiring 12/31/49(b)*†	400	—

Total Financials		40,502

Industrials (0.0%)
Transportation Infrastructure (0.0%)
Abertis Infraestructuras S.A.,expiring 10/9/13*	3,255	$3,166

Total Industrials		3,166

Total Rights (0.0%) (Cost $—)		43,668

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.5%)
Royal Bank of Canada 0.03%, 10/1/13(p)	$22,000,000	22,000,000

Total Time Deposits		22,000,000

Total Short-Term Investments (2.5%) (Cost $22,000,000)		22,000,000

Total Investments (78.0%) (Cost $512,749,913)		674,762,585
Other Assets Less Liabilities (22.0%)		190,750,051

Net Assets (100%)		$865,512,636

*	Non-income producing.

†	Securities (totaling $12,418 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At September 30, 2013, the market value of these securities amounted to $6,041,860 or 0.7% of net assets.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Country Diversification

As a Percentage of Total Net Assets

Australia	0.8%
Austria	0.0	#
Belgium	0.6
Bermuda	0.0	#
Brazil	0.4
Canada	0.1
China	0.2
Denmark	0.1
Finland	0.0	#
France	5.5
Germany	4.0
Greece	0.0	#
Hong Kong	0.8
India	0.1
Ireland	1.3
Israel	0.0	#
Italy	1.4
Japan	4.4
Luxembourg	0.0	#
Macau	0.0	#
Mexico	0.0	#
Netherlands	4.0
New Zealand	0.0	#
Norway	0.6
Portugal	0.0	#
Singapore	1.1
South Korea	1.8
Spain	1.2
Sweden	1.0
Switzerland	5.3
Taiwan	0.2
Turkey	0.1
United Kingdom	8.3
United States	34.7
Cash and Other	22.0

	100.0%

#	Percent shown is less than 0.05%.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2013, were as follows:

Securities	Market Value December 31, 2012	Purchases at Cost	Sales at Cost	Market Value September 30, 2013	Dividend Income	Realized Gain (Loss)
AXA S.A.	$276,131	$—	$—	$353,676	$12,176	$—

At September 30, 2013, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2013	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	1,064	December-13	$41,407,868	$41,441,259	$33,391
FTSE 100 Index	247	December-13	26,297,784	25,709,532	(588,252)
S&P 500 E-Mini Index	1,037	December-13	86,903,442	86,812,455	(90,987)
SPI 200 Index	83	December-13	10,136,639	10,110,513	(26,126)
TOPIX Index	215	December-13	25,722,033	26,170,965	448,932

					$(223,042)

At September 30, 2013, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Value	U.S. $ Settlement Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	650	$1,051,721	$1,027,190	$24,531
European Union Euro vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	3,200	4,329,943	4,257,754	72,189
Japanese Yen vs. U.S. Dollar, expiring 12/13/13	HSBC Bank plc	123,330	1,255,292	1,234,068	21,224

					$117,944

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments) (a)	Total
Assets:
Common Stocks
Consumer Discretionary	$39,753,743	$40,473,566	$—	$80,227,309
Consumer Staples	22,938,660	19,714,698	—	42,653,358
Energy	31,521,229	35,421,271	—	66,942,500
Financials	47,838,180	88,753,007	53,824	136,645,011
Health Care	57,345,862	48,533,736	—	105,879,598
Industrials	29,884,195	39,299,948	—	69,184,143
Information Technology	56,431,186	21,512,935	—	77,944,121
Materials	12,574,325	20,908,044	—	33,482,369
Telecommunication Services	5,093,504	26,687,951	—	31,781,455
Utilities	3,984,353	3,994,700	—	7,979,053
Forward Currency Contracts	—	117,944	—	117,944
Futures	482,323	—	—	482,323
Rights
Financials	—	40,502	—	40,502
Industrials	—	3,166	—	3,166
Short-Term Investments	—	22,000,000	—	22,000,000

Total Assets	$307,847,560	$367,461,468	$53,824	$675,362,852

Liabilities:
Futures	$(705,365)	$—	$—	$(705,365)

Total Liabilities	$(705,365)	$—	$—	$(705,365)

Total	$307,142,195	$367,461,468	$53,824	$674,657,487

(a)	A security with a market value of $41,406 transferred from Level 2 to Level 3 since the beginning of the period due to inactive trading.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S government debt securities	$56,065,123
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S government debt securities	$65,102,933

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$203,786,289
Aggregate gross unrealized depreciation	(44,245,147)

Net unrealized appreciation	$159,541,142

Federal income tax cost of investments	$515,221,443

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.6%)
Hotels, Restaurants & Leisure (1.9%)
Yum! Brands, Inc.	21,000	$1,499,190

Internet & Catalog Retail (3.2%)
Amazon.com, Inc.*	7,923	2,477,047

Media (3.5%)
Comcast Corp., Class A	35,127	1,585,984
Time Warner, Inc.	17,997	1,184,383

		2,770,367

Multiline Retail (2.0%)
J.C. Penney Co., Inc.*	48,500	427,770
Macy’s, Inc.	25,848	1,118,443

		1,546,213

Textiles, Apparel & Luxury Goods (1.0%)
Ralph Lauren Corp.	4,957	816,566

Total Consumer Discretionary		9,109,383

Consumer Staples (4.5%)
Food Products (2.1%)
Mondelez International, Inc., Class A	51,954	1,632,394

Tobacco (2.4%)
Philip Morris International, Inc.	22,320	1,932,689

Total Consumer Staples		3,565,083

Energy (9.8%)
Energy Equipment & Services (5.7%)
Baker Hughes, Inc.	25,670	1,260,397
Halliburton Co.	32,894	1,583,846
McDermott International, Inc.*	86,312	641,298
Noble Corp.	27,590	1,042,075

		4,527,616

Oil, Gas & Consumable Fuels (4.1%)
EOG Resources, Inc.	8,523	1,442,773
Exxon Mobil Corp.	20,500	1,763,820

		3,206,593

Total Energy		7,734,209

Financials (18.4%)
Capital Markets (3.0%)
Invesco Ltd.	21,600	689,040
Morgan Stanley	62,475	1,683,701

		2,372,741

Commercial Banks (3.6%)
U.S. Bancorp/Minnesota	37,200	1,360,776
Wells Fargo & Co.	34,438	1,422,978

		2,783,754

Consumer Finance (1.4%)
Capital One Financial Corp.	16,200	1,113,588

Diversified Financial Services (4.9%)
Citigroup, Inc.	40,733	1,975,958
JPMorgan Chase & Co.	36,568	1,890,200

		3,866,158

Insurance (3.1%)
Lincoln National Corp.	26,608	1,117,270
MetLife, Inc.	28,651	1,345,164

		2,462,434

Real Estate Investment Trusts (REITs) (2.4%)
American Capital Agency
Corp. (REIT)	42,197	952,386
Digital Realty Trust, Inc. (REIT)	17,757	942,897

		1,895,283

Total Financials		14,493,958

Health Care (16.0%)
Biotechnology (4.2%)
Acorda Therapeutics, Inc.*	16,860	577,961
Alexion Pharmaceuticals, Inc.*	6,200	720,192
Alnylam Pharmaceuticals, Inc.*	8,877	568,217
Epizyme, Inc.*	4,020	161,322
Gilead Sciences, Inc.*	13,269	833,824
Lexicon Pharmaceuticals, Inc.*	184,333	436,869

		3,298,385

Health Care Equipment & Supplies (1.8%)
Baxter International, Inc.	21,331	1,401,234

Health Care Providers & Services (3.0%)
Cardinal Health, Inc.	12,535	653,700
Envision Healthcare Holdings, Inc.* .	21,900	570,057
UnitedHealth Group, Inc.	15,549	1,113,464

		2,337,221

Life Sciences Tools & Services (0.9%)
Bio-Rad Laboratories, Inc., Class A*.	5,851	687,844

Pharmaceuticals (6.1%)
Allergan, Inc.	6,029	545,323
Eli Lilly and Co.	35,200	1,771,616
Hospira, Inc.*	29,277	1,148,244
Impax Laboratories, Inc.*	20,054	411,307
Salix Pharmaceuticals Ltd.*	7,536	504,008
Teva Pharmaceutical Industries Ltd. (ADR)	12,014	453,889

		4,834,387

Total Health Care		12,559,071

Industrials (11.0%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	18,345	1,605,554

Commercial Services & Supplies (1.5%)
Waste Management, Inc.	27,948	1,152,576

Machinery (3.4%)
Illinois Tool Works, Inc.	18,926	1,443,486
Parker Hannifin Corp.	11,357	1,234,733

		2,678,219

Road & Rail (4.1%)
Hertz Global Holdings, Inc.*	40,156	889,857
Norfolk Southern Corp.	29,857	2,309,439

		3,199,296

Total Industrials		8,635,645

Information Technology (20.2%)
Computers & Peripherals (5.8%)
Apple, Inc.	7,057	3,364,425
NetApp, Inc.	28,751	1,225,367

		4,589,792

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.8%)
ServiceSource International, Inc.*	120,567	$1,456,449

Semiconductors & Semiconductor Equipment (7.9%)
Atmel Corp.*	96,754	719,850
Broadcom Corp., Class A	59,372	1,544,266
Freescale Semiconductor Ltd.*	16,212	269,930
Micron Technology, Inc.*	55,314	966,335
NXP Semiconductor N.V.*	39,561	1,472,065
Skyworks Solutions, Inc.*	50,570	1,256,159

		6,228,605

Software (4.7%)
Adobe Systems, Inc.*	30,617	1,590,247
Check Point Software Technologies Ltd.*	19,574	1,107,105
Symantec Corp.	39,102	967,775

		3,665,127

Total Information Technology		15,939,973

Materials (2.4%)
Chemicals (1.6%)
Dow Chemical Co.	33,296	1,278,567

Metals & Mining (0.8%)
Commercial Metals Co.	37,337	632,862

Total Materials		1,911,429

Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
NII Holdings, Inc.*	198,206	1,203,110

Total Telecommunication Services		1,203,110

Utilities (2.6%)
Electric Utilities (0.8%)
Edison International	14,281	657,783

Multi-Utilities (1.8%)
PG&E Corp.	33,489	1,370,370

Total Utilities		2,028,153

Total Investments (98.0%) (Cost $62,071,180)		77,180,014
Other Assets Less Liabilities (2.0%)		1,604,330

Net Assets (100%)		$78,784,344

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,109,383	$—	$—	$9,109,383
Consumer Staples	3,565,083	—	—	3,565,083
Energy	7,734,209	—	—	7,734,209
Financials	14,493,958	—	—	14,493,958
Health Care	12,559,071	—	—	12,559,071
Industrials	8,635,645	—	—	8,635,645
Information Technology	15,939,973	—	—	15,939,973
Materials	1,911,429	—	—	1,911,429
Telecommunication Services	1,203,110	—	—	1,203,110
Utilities	2,028,153	—	—	2,028,153

Total Assets	$77,180,014	$—	$—	$77,180,014

Total Liabilities	$—	$—	$—	$—

Total	$77,180,014	$—	$—	$77,180,014

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,113,447
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$52,937,422

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,499,091
Aggregate gross unrealized depreciation	(2,678,600)

Net unrealized appreciation	$14,820,491

Federal income tax cost of investments	$62,359,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (25.0%)
Auto Components (1.2%)
Delphi Automotive plc	73,200	$4,276,344

Distributors (0.9%)
LKQ Corp.*	107,200	3,415,392

Hotels, Restaurants & Leisure (1.9%)
Starbucks Corp.	86,349	6,646,283

Internet & Catalog Retail (5.1%)
Amazon.com, Inc.*	31,553	9,864,730
Netflix, Inc.*	6,700	2,071,707
priceline.com, Inc.*	6,297	6,365,952

		18,302,389

Media (8.0%)
AMC Networks, Inc., Class A*	61,500	4,211,520
Discovery Communications, Inc., Class C*	83,421	6,516,848
Liberty Global plc*	54,345	4,099,243
Liberty Global plc, Class A*	27,746	2,201,645
Sirius XM Radio, Inc.	1,375,403	5,322,810
Viacom, Inc., Class B	76,044	6,355,758

		28,707,824

Specialty Retail (6.3%)
AutoNation, Inc.*	65,200	3,401,484
Best Buy Co., Inc.	126,400	4,740,000
Home Depot, Inc.	78,272	5,936,931
Restoration Hardware Holdings, Inc.*	46,168	2,924,743
TJX Cos., Inc.	101,332	5,714,112

		22,717,270

Textiles, Apparel & Luxury Goods (1.6%)
Michael Kors Holdings Ltd.*	28,100	2,094,012
Under Armour, Inc., Class A*	43,881	3,486,345

		5,580,357

Total Consumer Discretionary		89,645,859

Consumer Staples (4.2%)
Beverages (2.2%)
Constellation Brands, Inc., Class A* .	136,304	7,823,849

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	64,873	3,681,543

Food Products (1.0%)
Boulder Brands, Inc.*	88,540	1,420,182
Green Mountain Coffee Roasters, Inc.*	28,256	2,128,524

		3,548,706

Total Consumer Staples		15,054,098

Energy (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Concho Resources, Inc.*	20,200	2,197,962
Gulfport Energy Corp.*	54,600	3,512,964
Pioneer Natural Resources Co.	29,420	5,554,496

Total Energy		11,265,422

Financials (4.3%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	30,016	5,482,122

Diversified Financial Services (1.7%)
IntercontinentalExchange, Inc.*	33,806	6,133,085

Real Estate Management & Development (1.1%)
CBRE Group, Inc., Class A*	165,022	3,816,959

Total Financials		15,432,166

Health Care (11.9%)
Biotechnology (6.7%)
Alexion Pharmaceuticals, Inc.*	23,138	2,687,710
Biogen Idec, Inc.*	18,821	4,531,344
Celgene Corp.*	39,000	6,003,270
Cubist Pharmaceuticals, Inc.*	30,524	1,939,800
Gilead Sciences, Inc.*	139,847	8,787,986

		23,950,110

Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	399,500	4,690,130

Health Care Providers & Services (2.5%)
Cardinal Health, Inc.	86,968	4,535,381
Envision Healthcare Holdings, Inc.* .	106,529	2,772,950
Team Health Holdings, Inc.*	45,949	1,743,305

		9,051,636

Pharmaceuticals (1.4%)
Actavis, Inc.*	34,700	4,996,800

Total Health Care		42,688,676

Industrials (14.8%)
Aerospace & Defense (1.7%)
B/E Aerospace, Inc.*	15,602	1,151,739
Precision Castparts Corp.	21,296	4,839,303

		5,991,042

Airlines (2.6%)
Copa Holdings S.A., Class A	36,611	5,076,847
Delta Air Lines, Inc.	187,000	4,411,330

		9,488,177

Building Products (2.1%)
Fortune Brands Home & Security, Inc.	181,736	7,565,670

Construction & Engineering (0.4%)
Quanta Services, Inc.*	53,873	1,482,046

Electrical Equipment (1.2%)
Eaton Corp. plc	60,412	4,158,762

Professional Services (2.4%)
Advisory Board Co.*	59,323	3,528,532
Verisk Analytics, Inc., Class A*	76,926	4,997,113

		8,525,645

Road & Rail (3.0%)
Hertz Global Holdings, Inc.*	200,278	4,438,161
Kansas City Southern	57,509	6,289,184

		10,727,345

Trading Companies & Distributors (1.4%)
United Rentals, Inc.*	62,800	3,660,612
W.W. Grainger, Inc.	5,970	1,562,409

		5,223,021

Total Industrials		53,161,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (30.2%)
Communications Equipment (0.7%)
F5 Networks, Inc.*	29,000	$2,487,040

Computers & Peripherals (4.6%)
Apple, Inc.	24,297	11,583,594
Stratasys Ltd.*	47,180	4,777,447

		16,361,041

Electronic Equipment, Instruments & Components (0.2%)
IPG Photonics Corp.	12,176	685,631

Internet Software & Services (10.0%)
eBay, Inc.*	117,740	6,568,715
Facebook, Inc., Class A*	157,888	7,932,293
Google, Inc., Class A*	13,808	12,094,565
LinkedIn Corp., Class A*	17,706	4,356,738
MercadoLibre, Inc.	36,540	4,929,612

		35,881,923

IT Services (7.6%)
Alliance Data Systems Corp.*	37,937	8,022,537
Mastercard, Inc., Class A	11,989	8,065,959
Vantiv, Inc., Class A*	275,568	7,699,370
Visa, Inc., Class A	18,016	3,442,858

		27,230,724

Semiconductors & Semiconductor Equipment (1.7%)
ARM Holdings plc (ADR)	83,163	4,001,804
ASML Holding N.V.	22,800	2,251,728

		6,253,532

Software (5.4%)
CommVault Systems, Inc.*	78,589	6,902,472
Salesforce.com, Inc.*	98,258	5,100,573
ServiceNow, Inc.*	97,523	5,066,320
Splunk, Inc.*	35,893	2,155,015

		19,224,380

Total Information Technology		108,124,271

Materials (1.5%)
Chemicals (1.5%)
Monsanto Co.	49,989	5,217,352

Total Materials		5,217,352

Telecommunication Services (3.1%)
Wireless Telecommunication Services (3.1%)
Crown Castle International Corp.*	71,090	5,191,703
SBA Communications Corp., Class A*	71,960	5,789,901

Total Telecommunication Services		10,981,604

Total Investments (98.1%) (Cost $260,248,926)		351,571,156
Other Assets Less Liabilities (1.9%)		6,906,669

Net Assets (100%)		$358,477,825

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2013:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$89,645,859	$—	$—	$89,645,859
Consumer Staples	15,054,098	—	—	15,054,098
Energy	11,265,422	—	—	11,265,422
Financials	15,432,166	—	—	15,432,166
Health Care	42,688,676	—	—	42,688,676
Industrials	53,161,708	—	—	53,161,708
Information Technology	108,124,271	—	—	108,124,271
Materials	5,217,352	—	—	5,217,352
Telecommunication Services	10,981,604	—	—	10,981,604

Total Assets	$351,571,156	$—	$—	$351,571,156

Total Liabilities	$—	$—	$—	$—

Total	$351,571,156	$—	$—	$351,571,156

There were no transfers between Levels 1, 2 or 3 during the nine months ended September 30, 2013.

Investment security transactions for the nine months ended September 30, 2013 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$542,825,853
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$574,190,761

As of September 30, 2013, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,774,223
Aggregate gross unrealized depreciation	(555,453)

Net unrealized appreciation	$91,218,770

Federal income tax cost of investments	$260,352,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2013 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee (“Committee”), who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees (“Pricing Procedures”) of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the NAVs of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”) (in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Investor Services Co. (the “Sub- Administrator”) to assist in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. Transfers into, or out of, each level are reported using values as of the end of the reporting period.

Transfers into, or out of, Level 3 are due to a decline or increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. Level 3 transfers, if any, can be found in the Portfolio of Investments for each respective Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement.

The Committee meets and reviews reports based on the valuation technique used to value each particular Level 3 security. In connection with this review, the Committee obtains, when available, updates from its pricing vendors and Advisers for each fair valued security. For example, with respect to model driven prices, the Committee receives a report regarding a review and recalculation of pricing models and related discounts. For securities valued based on broker quotes, the Committee evaluates variances between existing broker quotes and any alternative broker quotes provided by an Adviser or other pricing source.

To substantiate unobservable inputs used in fair valuation, the Secretary of the Committee performs an independent verification and additional research for all fair value notifications received from its pricing agent. Among other factors, particular areas of focus include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data and actions

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2013 (Unaudited)

taken by other clients of the pricing vendor. The Committee also notes the materiality of holdings and price changes on portfolio NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period. Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available market inputs to determine price. Significant transfers into and out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2013 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
November 27, 2013

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 27, 2013